UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o: State Street Bank and Trust Company
100 Summer Street, 4th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)
The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)
Registrant's telephone number, including area code:		(415) 670-2000
Date of fiscal year end:	July 31, 2020
Date of reporting period:	January 31, 2020

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca
•	iShares Exponential Technologies ETF | XT | NASDAQ
•	iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca
•	iShares Robotics and Artificial Intelligence Multisector ETF | IRBO | NYSE Arca
•	iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca
•	iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

2

Fund Summary as of January 31, 2020	iShares® Cybersecurity and Tech ETF

Investment Objective

The iShares Cybersecurity and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that are involved in cyber security and technology, including cyber security hardware, software, products, and services, as represented by the NYSE® FactSet® Global Cyber Security Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	6.17%	13.15%
Fund Market	6.13	13.11
Index	6.28	13.36

The inception date of the Fund was 6/11/19. The first day of secondary market trading was 6/13/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,061.70	$2.44	$1,000.00	$1,022.80	$2.39	0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	65.1%
IT Services	24.7
Communications Equipment	6.2
Semiconductors & Semiconductor Equipment	4.0

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	75.4%
Israel	11.9
United Kingdom	6.5
Japan	4.1
Taiwan	1.5
Other (each representing less than 1%)	0.6

FUND SUMMARY	3

Fund Summary as of January 31, 2020	iShares® Exponential Technologies ETF

Investment Objective

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar® Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.27%	19.74%	12.67%	19.74%	78.83%
Fund Market	10.33	19.20	12.60	19.20	78.31
Index	10.41	19.96	12.91	19.96	80.56

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,102.70	$2.43	$1,000.00	$1,022.80	$2.34	0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	35.1%
Health Care	30.8
Industrials	11.7
Communication Services	10.8
Financials	5.1
Consumer Discretionary	3.9
Real Estate	2.0
Materials	0.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	60.1%
Japan	6.3
China	4.1
Germany	3.9
France	3.5
Netherlands	3.1
United Kingdom	3.0
Switzerland	3.0
Denmark	2.5
Sweden	1.9

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Genomics Immunology and Healthcare ETF

Investment Objective

The iShares Genomics Immunology and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering, as represented by the NYSE® FactSet Global Genomics and Immuno Biopharma IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	1.97%	15.10%
Fund Market	1.86	15.06
Index	2.05	14.95

The inception date of the Fund was 6/11/19. The first day of secondary market trading was 6/13/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,019.70	$2.39	$1,000.00	$1,022.80	$2.39	0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Biotechnology	76.4%
Pharmaceuticals	22.5
Life Sciences Tools & Services	1.1

(a)	Excludes money market funds.

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	63.9%
Japan	11.6
Germany	10.3
France	4.6
Denmark	4.2
Netherlands	2.5
Switzerland	1.9
United Kingdom	1.0

FUND SUMMARY	5

Fund Summary as of January 31, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF

Investment Objective

The iShares Robotics and Artificial Intelligence Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence, as represented by the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.45%	19.60%	8.98%	19.60%	14.78%
Fund Market	8.20	18.74	8.90	18.74	14.65
Index	8.71	20.18	9.31	20.18	15.25

The inception date of the Fund was 6/26/18. The first day of secondary market trading was 6/28/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,084.50	$2.46	$1,000.00	$1,022.80	$2.39	0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	58.0%
Communication Services	23.4
Industrials	10.9
Consumer Discretionary	5.7
Health Care	2.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	51.1%
China	15.9
Japan	10.1
France	3.9
South Korea	3.8
Taiwan	2.8
Germany	2.7
Canada	1.9
United Kingdom	1.8
Russia	1.1

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Self-Driving EV and Tech ETF

Investment Objective

The iShares Self-Driving EV and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that may benefit from growth and innovation in and around electric vehicles, battery technologies and autonomous driving technologies, as represented by the NYSE® FactSet Global Autonomous Driving and Electric Vehicle Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	12.92%	7.95%
Fund Market	12.55	7.55
Index	13.02	7.95

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,129.20	$2.52	$1,000.00	$1,022.80	$2.39	0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	40.8%
Information Technology	36.5
Industrials	14.7
Communication Services	5.0
Materials	3.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	48.5%
Germany	13.6
Japan	11.9
South Korea	8.6
France	4.4
Netherlands	3.4
Switzerland	3.1
Sweden	1.7
United Kingdom	1.5
Canada	1.2

FUND SUMMARY	7

Fund Summary as of January 31, 2020	iShares® U.S. Tech Breakthrough Multisector ETF

Investment Objective

The iShares U.S.Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology as represented by the NYSE® FactSet U.S. Tech Breakthrough Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	0.87%
Fund Market	0.79
Index	0.89

The inception date of the Fund was 1/8/20. The first day of secondary market trading was 1/10/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (01/08/20)(a)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (b)	Annualized Expense Ratio
$1,000.00	$1,008.70	$0.19	$1,000.00	$1,023.60	$1.53	0.30%

(a)	The beginning of the period (commencement of operations) is January 08, 2020.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (23 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	69.4%
Communication Services	11.7
Health Care	9.9
Consumer Discretionary	5.3
Real Estate	2.7
Other (each representing less than 1%)	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
salesforce. com Inc.	4.3%
Amazon. com Inc.	4.3
Apple Inc.	4.3
Intel Corp.	4.2
Microsoft Corp.	4.2
Alphabet Inc., Class A	4.1
International Business Machines Corp.	3.9
Facebook Inc., Class A	3.8
Visa Inc., Class A	3.6
Gilead Sciences Inc.	3.5

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE / SHAREHOLDER EXPENSES	9

Schedule of Investments (unaudited) January 31, 2020	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Israel — 11.9%
Check Point Software Technologies Ltd.(a)	3,776	$431,635
CyberArk Software Ltd.(a)(b)	2,736	378,197
Mellanox Technologies Ltd.(a)	3,720	449,748
Radware Ltd.(a)	2,944	75,013

		1,334,593

Japan — 4.1%
Digital Arts Inc.	800	37,791
Trend Micro Inc.(a)	8,000	425,151

		462,942

Malaysia — 0.4%
My EG Services Bhd	157,600	39,996

South Korea — 0.2%
Ahnlab Inc.	440	24,255

Taiwan — 1.5%
Accton Technology Corp.	32,000	172,664

United Kingdom — 6.4%
Avast PLC(c)	39,680	222,301
Micro Focus International PLC	23,600	318,935
Sophos Group PLC(c)	24,736	181,752

		722,988

United States — 75.4%
A10 Networks Inc.(a)	4,152	28,275
Akamai Technologies Inc.(a)	5,000	466,750
Alarm.com Holdings Inc.(a)(b)	2,616	114,921
Booz Allen Hamilton Holding Corp.	5,906	460,904
CACI International Inc., Class A(a)	1,808	483,532
Calix Inc.(a)	3,728	34,149
Citrix Systems Inc.	3,856	467,424
Crowdstrike Holdings Inc., Class A(a)(b)	1,360	83,082
DocuSign Inc.(a)(b)	5,640	442,796
Everbridge Inc.(a)(b)	2,432	220,437
FireEye Inc.(a)	15,328	244,941
ForeScout Technologies Inc.(a)	2,656	75,723
Fortinet Inc.(a)	4,104	473,438
Juniper Networks Inc.	17,768	407,598
ManTech International Corp./VA, Class A	1,960	157,349
Mimecast Ltd.(a)	4,072	207,794
NIC Inc.	4,664	92,021
NortonLifeLock Inc	16,800	477,456
Okta Inc.(a)(b)	3,608	462,004

Security	Shares	Value

United States (continued)
Palo Alto Networks Inc.(a)	1,888	$443,265
Perspecta Inc.	10,040	281,823
Ping Identity Holding Corp.(a)	1,120	27,160
Proofpoint Inc.(a)(b)	3,696	453,906
Qualys Inc.(a)(b)	2,360	202,346
Rapid7 Inc.(a)(b)	3,168	188,116
SailPoint Technologies Holding Inc.(a)	6,160	154,554
Science Applications International Corp.	3,768	330,717
Tenable Holdings Inc.(a)	2,896	78,916
Varonis Systems Inc.(a)	2,120	177,359
VMware Inc., Class A(a)	2,888	427,597
Zix Corp.(a)	3,920	26,460
Zscaler Inc.(a)(b)	4,816	270,129

		8,462,942

Total Common Stocks — 99.9% (Cost: $10,586,778)		11,220,380

Short-Term Investments

Money Market Funds — 16.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	1,832,045	1,833,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	6,000	6,000

		1,839,144

Total Short-Term Investments — 16.4% (Cost: $1,838,971)		1,839,144

Total Investments in Securities — 116.3% (Cost: $12,425,749)		13,059,524

Other Assets, Less Liabilities — (16.3)%		(1,827,332)

Net Assets — 100.0%		$11,232,192

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Cybersecurity and Tech ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	83,898	1,748,147	1,832,045	$1,833,144	$938	(b)	$(85)	$173
BlackRock Cash Funds: Treasury, SL Agency Shares	3,000	3,000	6,000	6,000	63		—	—

				$1,839,144	$1,001		$(85)	$173

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,220,380	$—	$—	$11,220,380
Money Market Funds	1,839,144	—	—	1,839,144

	$13,059,524	$—	$—	$13,059,524

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) January 31, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
Cochlear Ltd.	83,518	$13,478,491
CSL Ltd.	67,702	14,143,070
Sonic Healthcare Ltd.	654,279	13,871,680

		41,493,241

Austria — 0.5%
ams AG(a)	300,812	12,310,695

Belgium — 1.0%
Proximus SADP	451,299	12,863,335
UCB SA	166,084	15,291,233

		28,154,568

Brazil — 0.6%
TIM Participacoes SA	3,816,055	14,957,917

China — 4.1%
3SBio Inc.(a)(b)	9,700,500	12,467,770
Alibaba Group Holding Ltd., ADR(a)	63,847	13,190,152
Baidu Inc., ADR(a)(c)	112,246	13,869,116
NetEase Inc., ADR	42,118	13,509,770
Ping An Insurance Group Co. of China Ltd., Class H	1,142,000	13,045,293
Tencent Holdings Ltd.	301,700	14,492,666
Wuxi Biologics Cayman Inc.(a)(b)	1,119,500	14,338,147
Xiaomi Corp., Class B(a)(b)(c)	10,226,000	15,171,286

		110,084,200

Denmark — 2.5%
DSV Panalpina A/S	118,112	12,849,246
Genmab A/S(a)	57,090	13,185,980
H Lundbeck A/S	351,110	14,932,986
Novo Nordisk A/S, Class B	231,476	14,159,705
Vestas Wind Systems A/S	133,060	13,275,711

		68,403,628

Finland — 0.5%
Nokia OYJ	3,764,331	14,682,061

France — 3.5%
Bouygues SA	314,026	12,434,172
Capgemini SE	114,679	14,278,258
Iliad SA(c)	103,209	13,576,459
Natixis SA	3,092,752	13,102,906
Orange SA	881,393	12,507,411
Sanofi	134,217	12,932,883
STMicroelectronics NV	498,354	13,967,061

		92,799,150

Germany — 3.9%
Bayer AG, Registered	170,553	13,806,952
Deutsche Boerse AG	85,061	13,861,613
Deutsche Telekom AG, Registered	793,084	12,837,153
Infineon Technologies AG	585,958	12,711,848
Merck KGaA	114,510	14,707,711
QIAGEN NV(a)	316,808	10,588,775
Siemens AG, Registered	100,418	12,423,662
Telefonica Deutschland Holding AG	4,423,229	13,396,683

		104,334,397

India — 1.0%
Infosys Ltd.	1,130,302	12,291,039
Infosys Ltd., ADR	154,330	1,691,457
Tata Consultancy Services Ltd.	454,159	13,232,236

		27,214,732

Security	Shares	Value

Japan — 6.3%
Chugai Pharmaceutical Co. Ltd.	143,000	$14,862,712
FANUC Corp.	68,500	12,842,367
Honda Motor Co. Ltd.	454,300	11,866,248
Mitsubishi Heavy Industries Ltd.	338,800	12,578,597
Murata Manufacturing Co. Ltd.	217,000	12,669,428
Nidec Corp.	93,000	12,047,054
Rakuten Inc.(a)	1,537,300	12,141,245
SoftBank Group Corp	332,300	13,870,233
Taiyo Yuden Co. Ltd.(c)	467,000	14,003,321
Takeda Pharmaceutical Co. Ltd.	326,404	12,729,711
TDK Corp.	118,800	13,010,620
Tokyo Electron Ltd.	64,000	14,466,947
Yaskawa Electric Corp.	355,500	12,709,900

		169,798,383

Netherlands — 3.0%
Adyen NV(a)(b)	17,289	15,921,689
ASM International NV	117,313	14,307,193
ASML Holding NV	46,758	13,174,530
Koninklijke KPN NV	4,373,055	12,275,477
Randstad NV	217,569	12,528,076
Wolters Kluwer NV	183,243	13,792,510

		81,999,475

Singapore — 0.5%
Singapore Technologies Engineering Ltd.	4,461,800	13,435,415

South Korea — 1.1%
Samsung Electronics Co. Ltd.	302,365	14,308,332
SK Hynix Inc.	193,705	15,196,055

		29,504,387

Spain — 0.9%
Grifols SA	381,576	12,812,737
Telefonica SA	1,748,153	11,834,988

		24,647,725

Sweden — 1.9%
Elekta AB, Class B	1,057,399	12,111,328
Millicom International Cellular SA, SDR	282,175	13,332,001
Swedish Orphan Biovitrum AB(a)	805,776	14,391,470
Telefonaktiebolaget LM Ericsson, Class B	1,449,788	11,395,365

		51,230,164

Switzerland — 3.0%
ABB Ltd., Registered	570,396	13,312,887
Adecco Group AG, Registered	210,705	12,387,344
Kuehne + Nagel International AG, Registered	79,901	12,924,004
Novartis AG, Registered	140,650	13,295,723
Roche Holding AG, NVS	42,465	14,279,019
Swisscom AG, Registered	25,092	13,778,551

		79,977,528

Taiwan — 1.0%
MediaTek Inc.	943,000	12,111,755
Taiwan Semiconductor Manufacturing Co. Ltd.	1,265,000	13,399,980

		25,511,735

United Kingdom — 3.0%
AstraZeneca PLC	136,126	13,321,726
BT Group PLC	5,197,986	11,026,218
GlaxoSmithKline PLC	571,032	13,428,785
London Stock Exchange Group PLC	144,209	14,895,951
RELX PLC	553,259	14,680,934

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	6,864,633	$13,510,100

		80,863,714

United States — 60.0%
3M Co.	77,428	12,284,727
Abbott Laboratories	153,948	13,415,029
AbbVie Inc.	151,202	12,250,386
Accenture PLC, Class A	64,748	13,286,937
Advanced Micro Devices Inc.(a)	332,077	15,607,619
Albemarle Corp.	199,553	16,020,115
Alexion Pharmaceuticals Inc.(a)(c)	119,364	11,863,588
Align Technology Inc.(a)	47,500	12,212,250
Alnylam Pharmaceuticals Inc.(a)	110,177	12,647,218
Alphabet Inc., Class A(a)	9,728	13,938,084
Amazon.com Inc.(a)	7,494	15,053,348
Amgen Inc.	55,900	12,077,195
Amphenol Corp., Class A	124,329	12,367,006
Analog Devices Inc.	112,920	12,392,970
Apple Inc.	48,464	15,000,093
Applied Materials Inc.	221,633	12,852,498
Arista Networks Inc.(a)	68,547	15,309,287
Berkshire Hathaway Inc., Class B(a)	58,721	13,178,754
Biogen Inc.(a)	44,709	12,020,015
BioMarin Pharmaceutical Inc.(a)	166,642	13,914,607
BlackRock Inc.(d)	26,619	14,037,529
Boston Scientific Corp.(a)	298,409	12,494,385
Bristol-Myers Squibb Co.	209,990	13,218,870
Broadcom Inc.	40,833	12,460,598
Broadridge Financial Solutions Inc.	109,520	13,049,308
Cadence Design Systems Inc.(a)	198,872	14,340,660
Capital One Financial Corp.	129,975	12,971,505
Charles River Laboratories International Inc.(a)	89,909	13,898,133
Cisco Systems Inc.	295,303	13,575,079
Cognizant Technology Solutions Corp., Class A	215,988	13,257,343
CoreSite Realty Corp.	118,688	13,939,906
Corning Inc.	465,580	12,426,330
Cypress Semiconductor Corp.	558,918	13,039,557
CyrusOne Inc.	210,726	12,822,677
Dell Technologies Inc., Class C(a)	274,587	13,391,608
Digital Realty Trust Inc.	111,880	13,760,121
Eli Lilly & Co.	108,457	15,144,935
Emerson Electric Co.	173,931	12,458,678
Envestnet Inc.(a)	182,207	14,370,666
Equinix Inc.	23,351	13,770,785
Exelixis Inc.(a)	743,922	12,795,458
Facebook Inc., Class A(a)	64,616	13,046,617
First Solar Inc.(a)(c)	243,309	12,063,260
General Electric Co.(c)	1,193,306	14,856,660
Gentex Corp.	460,809	13,718,284
Gilead Sciences Inc.	193,605	12,235,836
Hewlett Packard Enterprise Co.	824,624	11,487,012
Honeywell International Inc.	74,419	12,890,859
HP Inc.	649,967	13,857,296
Illumina Inc.(a)	40,908	11,866,184
Incyte Corp.(a)	138,285	10,104,485
Intel Corp.	228,875	14,631,979
Intercept Pharmaceuticals Inc.(a)(c)	109,552	10,123,700
Intercontinental Exchange Inc.	141,651	14,128,271
International Business Machines Corp.	97,989	14,083,959
Intuitive Surgical Inc.(a)	22,776	12,749,549
Ionis Pharmaceuticals Inc.(a)	212,366	12,385,185

Security	Shares	Value

United States (continued)
IQVIA Holdings Inc.(a)	91,131	$14,148,088
Jazz Pharmaceuticals PLC(a)	88,357	12,665,976
Johnson & Johnson	93,004	13,845,505
KLA Corp.	78,238	12,967,166
Laboratory Corp. of America Holdings(a)	78,327	13,738,556
Lam Research Corp.	47,453	14,150,959
Lincoln Electric Holdings Inc.	138,024	12,308,980
Marvell Technology Group Ltd.(c)	528,245	12,699,010
Mastercard Inc., Class A	45,000	14,217,300
Maxim Integrated Products Inc.	226,391	13,610,627
Medtronic PLC	116,889	13,493,666
MercadoLibre Inc.(a)	22,512	14,925,456
Merck & Co. Inc.	147,258	12,581,724
Microchip Technology Inc.	131,816	12,849,424
Micron Technology Inc.(a)(c)	265,453	14,092,900
Microsoft Corp.	86,868	14,787,540
Myriad Genetics Inc.(a)	533,153	14,741,680
Nasdaq Inc.	126,404	14,721,010
Nektar Therapeutics(a)(c)	606,492	12,063,126
NVIDIA Corp.	60,390	14,278,008
ON Semiconductor Corp.(a)	584,812	13,538,398
Palo Alto Networks Inc.(a)	57,757	13,560,188
PayPal Holdings Inc.(a)	124,111	14,135,002
Pfizer Inc.	342,892	12,769,298
PRA Health Sciences Inc.(a)	128,444	13,012,662
Premier Inc., Class A(a)	337,968	11,751,147
Qorvo Inc.(a)	114,820	12,154,845
QUALCOMM Inc.	150,149	12,809,211
Quest Diagnostics Inc.	125,017	13,835,631
Regeneron Pharmaceuticals Inc.(a)	34,998	11,827,224
Rockwell Automation Inc.	64,551	12,371,845
Roper Technologies Inc.	37,961	14,488,195
salesforce.com Inc.(a)	83,638	15,248,044
Seagate Technology PLC	226,443	12,904,987
Seattle Genetics Inc.(a)	117,462	12,731,706
ServiceNow Inc.(a)	48,937	16,551,962
Skyworks Solutions Inc.	119,673	13,541,000
Splunk Inc.(a)	89,641	13,917,662
Sprint Corp.(a)	2,492,444	10,891,980
Square Inc., Class A(a)	198,942	14,858,978
Stryker Corp.	66,032	13,912,942
Syneos Health Inc.(a)	233,755	14,343,207
Synopsys Inc.(a)	99,224	14,636,532
T Rowe Price Group Inc.	106,467	14,216,539
TE Connectivity Ltd.	141,157	13,011,852
Tesla Inc.(a)(c)	37,045	24,100,366
Texas Instruments Inc.	105,536	12,732,918
Thermo Fisher Scientific Inc.(c)	41,099	12,871,796
T-Mobile U.S. Inc.(a)	175,997	13,937,202
United Technologies Corp.	88,687	13,320,787
United Therapeutics Corp.(a)	141,690	13,838,862
Varian Medical Systems Inc.(a)	94,041	13,219,343
Verizon Communications Inc.	214,157	12,729,492
Vertex Pharmaceuticals Inc.(a)	59,542	13,519,011
Visa Inc., Class A(c)	72,035	14,332,804
VMware Inc., Class A(a)(c)	86,495	12,806,450
Western Digital Corp.	256,056	16,771,668
Xilinx Inc.	139,226	11,761,812
XPO Logistics Inc.(a)(c)	160,308	14,254,587
Zayo Group Holdings Inc.(a)	381,826	13,268,453

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zebra Technologies Corp., Class A(a)	51,007	$12,191,693
Zimmer Biomet Holdings Inc.	89,093	13,176,855
Zoetis Inc.	105,713	14,187,742

		1,616,074,572

Total Common Stocks — 99.8% (Cost: $2,243,083,073)		2,687,477,687

Short-Term Investments

Money Market Funds — 3.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(d)(e)(f)	95,254,247	95,311,400
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(d)(e)	1,328,000	1,328,000

		96,639,400

Total Short-Term Investments — 3.6% (Cost: $96,612,032)		96,639,400

Total Investments in Securities — 103.4% (Cost: $2,339,695,105)		2,784,117,087

Other Assets, Less Liabilities — (3.4)%		(90,898,560)

Net Assets — 100.0%		$2,693,218,527

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,946,502	55,307,745	(b)	—	95,254,247	$95,311,400	$399,507	(c)	$2,933		$11,286
BlackRock Cash Funds: Treasury, SL Agency Shares	1,069,000	259,000	(b)	—	1,328,000	1,328,000	20,424		—		—
BlackRock Inc.	28,704	5,487		(7,572)	26,619	14,037,529	187,331		141,570		1,511,002

						$110,676,929	$607,262		$144,503		$1,522,288

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description Long Contracts	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Euro STOXX 50 Index	25	03/20/20	$1,008	$(35,499)
MSCI Emerging Markets E-Mini	12	03/20/20	630	(38,918)
S&P 500 E-Mini	19	03/20/20	3,063	(4,079)

				$(78,496)

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Exponential Technologies ETF

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$78,496

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$612,523

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(78,496)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Equity Contracts
Futures contracts:
Average notional value of contracts — long	$3,629,980

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,687,477,687	$—	$—	$2,687,477,687
Money Market Funds	96,639,400	—	—	96,639,400

	$2,784,117,087	$—	$—	$2,784,117,087

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(78,496)	$ —	$ —	$(78,496)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) January 31, 2020	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Denmark — 4.2%
Genmab A/S(a)	4,572	$1,055,987

France — 4.5%
Sanofi	11,826	1,139,530

Germany — 10.3%
BioNTech SE, ADR(a)(b)	11,142	325,458
Merck KGaA	9,486	1,218,385
MorphoSys AG(a)	8,316	1,043,228

		2,587,071

Japan — 11.6%
Kyowa Kirin Co. Ltd.	49,600	1,183,426
Sumitomo Dainippon Pharma Co. Ltd.	38,500	675,975
Takeda Pharmaceutical Co. Ltd.	27,000	1,052,996

		2,912,397

Netherlands — 2.5%
ProQR Therapeutics NV(a)	10,980	77,190
uniQure NV(a)	9,504	547,050

		624,240

Switzerland — 2.0%
CRISPR Therapeutics AG(a)	9,360	486,252

United Kingdom — 1.0%
Orchard Therapeutics PLC, ADR(a)	20,934	260,000

United States — 63.8%
Adverum Biotechnologies Inc.(a)	15,138	149,412
Agenus Inc.(a)(b)	30,384	113,636
Allogene Therapeutics Inc.(a)(b)	13,698	297,521
AnaptysBio Inc.(a)	6,984	101,408
Bluebird Bio Inc.(a)(b)	13,752	1,095,897
Bridgebio Pharma Inc.(a)	19,890	686,006
Constellation Pharmaceuticals Inc.(a)(b)	4,212	139,165
CytomX Therapeutics Inc.(a)	12,258	90,954
Dermira Inc.(a)	13,050	247,298
Editas Medicine Inc.(a)	14,292	377,738
Exelixis Inc.(a)	62,928	1,082,362
Fate Therapeutics Inc.(a)	20,826	528,147
FibroGen Inc.(a)	22,338	934,845
Gilead Sciences Inc.	16,290	1,029,528
Inovio Pharmaceuticals Inc.(a)(b)	27,846	126,142
Intellia Therapeutics Inc.(a)	10,854	129,271
Invitae Corp.(a)	26,982	503,214
Iovance Biotherapeutics Inc.(a)	33,300	723,942

Security	Shares	Value

United States (continued)
Karyopharm Therapeutics Inc.(a)	16,074	$259,595
Kura Oncology Inc.(a)	11,250	132,075
Ligand Pharmaceuticals Inc.(a)	4,914	431,498
MacroGenics Inc.(a)	12,690	117,383
Mirati Therapeutics Inc.(a)	10,638	923,698
Moderna Inc.(a)	56,286	1,154,426
NanoString Technologies Inc.(a)	10,278	279,253
Precision BioSciences Inc.(a)	9,324	75,431
Provention Bio Inc.(a)	9,288	139,041
Regeneron Pharmaceuticals Inc.(a)	2,934	991,516
Sangamo Therapeutics Inc.(a)	33,552	245,936
Sarepta Therapeutics Inc.(a)	9,972	1,156,353
Seattle Genetics Inc.(a)	9,306	1,008,677
Translate Bio Inc.(a)	10,944	78,468
Twist Bioscience Corp.(a)	5,400	134,136
Vir Biotechnology Inc.(a)(b)	10,476	278,976
Voyager Therapeutics Inc.(a)(b)	6,768	74,651
ZIOPHARM Oncology Inc.(a)(b)	51,084	201,271

		16,038,870

Total Common Stocks — 99.9% (Cost: $25,939,100)		25,104,347

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(c)(d)(e)	1,050,893	1,051,524
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(c)(d)	13,000	13,000

		1,064,524

Total Short-Term Investments — 4.2% (Cost: $1,064,353)		1,064,524

Total Investments in Securities — 104.1% (Cost: $27,003,453)		26,168,871

Other Assets, Less Liabilities — (4.1)%		(1,033,017)

Net Assets — 100.0%		$25,135,854

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,050,893	1,050,893	$1,051,524	$17,803	(b)	$(106)	$171
BlackRock Cash Funds: Treasury, SL Agency Shares	1,572,000	(1,559,000)	13,000	13,000	191		—	—

				$1,064,524	$17,994		$(106)	$171

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,104,347	$—	$—	$25,104,347
Money Market Funds	1,064,524	—	—	1,064,524

	$26,168,871	$—	$—	$26,168,871

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) January 31, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Megaport Ltd.(a)	106,176	$791,115

Canada — 1.9%
ATS Automation Tooling Systems Inc.(a)	46,690	717,710
Novanta Inc.(a)	7,924	718,945

		1,436,655

China — 15.9%
Alibaba Group Holding Ltd.(a)	28,000	722,636
Baidu Inc., ADR(a)	6,048	747,291
China Telecom Corp. Ltd., Class H	1,820,000	712,540
DouYu International Holdings Ltd., ADR, NVS(a)(b)	97,398	787,950
HUYA Inc., ADR(a)(b)	37,520	670,858
iQIYI Inc., ADR(a)(b)	34,580	769,059
JOYY Inc.(a)(b)	11,910	720,912
Kingsoft Corp. Ltd.(a)	294,000	903,025
Lenovo Group Ltd.	1,092,000	721,447
Momo Inc., ADR	18,802	575,341
Ping An Healthcare and Technology Co. Ltd.(a)(c)	99,400	858,320
SINA Corp.(a)	19,474	754,423
Tencent Holdings Ltd.	16,800	807,016
Tencent Music Entertainment Group, ADR(a)	56,308	714,549
Weibo Corp., ADR(a)	15,876	676,635
Xiaomi Corp., Class B(a)(c)	588,000	872,356

		12,014,358

France — 3.9%
Atos SE	8,386	698,303
Dassault Systemes SE	4,354	756,094
STMicroelectronics NV	27,664	775,322
Vivendi SA	25,508	699,915

		2,929,634

Germany — 2.7%
Duerr AG	23,170	696,360
Isra Vision AG	15,358	577,650
Nemetschek SE	11,424	779,228

		2,053,238

Israel — 0.9%
Stratasys Ltd.(a)	36,848	662,527

Japan — 10.1%
Anritsu Corp.	37,800	749,478
FANUC Corp.	3,500	656,179
Gree Inc.	145,600	621,975
Harmonic Drive Systems Inc.	15,600	718,218
Kawasaki Heavy Industries Ltd.	30,800	624,326
LINE Corp.(a)(b)	14,700	726,964
MINEBEA MITSUMI Inc.	35,000	705,910
Money Forward Inc.(a)	16,800	792,065
Nidec Corp.	4,600	595,876
Oracle Corp. Japan	7,400	651,345
Sony Corp.	11,200	797,542

		7,639,878

Netherlands — 1.0%
Yandex NV, Class A(a)	17,318	776,020

Russia — 1.1%
Mail.Ru Group Ltd., GDR(a)(d)	32,964	775,973
Mail.Ru Group Ltd., New, GDR(a)(d)	2,288	53,859

		829,832

Security	Shares	Value

South Korea — 3.8%
LG Electronics Inc.	11,830	$654,107
NAVER Corp.	4,788	721,102
Samsung Electronics Co. Ltd.	16,576	784,399
Samsung SDS Co. Ltd.	4,312	701,874

		2,861,482

Sweden — 0.9%
Spotify Technology SA(a)	4,928	696,326

Switzerland — 1.0%
Comet Holding AG, Registered	5,670	725,469

Taiwan — 2.8%
Global Unichip Corp.	86,000	678,970
HTC Corp.	602,000	682,528
Parade Technologies Ltd.	35,000	738,025

		2,099,523

United Kingdom — 1.8%
AVEVA Group PLC	11,704	758,760
Fiat Chrysler Automobiles NV	47,796	621,415

		1,380,175

United States — 51.0%
3D Systems Corp.(a)(b)	82,124	894,330
Adobe Inc.(a)	2,282	801,302
Advanced Micro Devices Inc.(a)	17,696	831,712
Alphabet Inc., Class A(a)(b)	532	762,239
Altair Engineering Inc., Class A(a)	21,910	809,575
Alteryx Inc., Class A(a)(b)	6,496	905,997
Altra Industrial Motion Corp.	20,720	689,147
Amazon.com Inc.(a)	406	815,540
Ambarella Inc.(a)(b)	13,062	772,487
AMETEK Inc.	7,112	690,931
Analog Devices Inc.	6,020	660,695
ANSYS Inc.(a)(b)	2,730	748,921
Apple Inc.	2,590	801,631
Autodesk Inc.(a)	3,906	768,896
CEVA Inc.(a)(b)	26,572	726,744
Cloudera Inc.(a)	64,442	663,108
Cognex Corp.(b)	13,664	696,454
Cypress Semiconductor Corp.	29,946	698,640
Dropbox Inc., Class A(a)	38,430	654,079
Elastic NV(a)	10,976	712,123
Facebook Inc., Class A(a)	3,486	703,858
FARO Technologies Inc.(a)	13,734	709,498
GoDaddy Inc., Class A(a)	10,388	698,177
HubSpot Inc.(a)	4,620	835,943
Intel Corp.	12,334	788,513
International Business Machines Corp.	5,250	754,583
Intuitive Surgical Inc.(a)	1,204	673,975
iRobot Corp.(a)(b)	15,456	727,205
Lattice Semiconductor Corp.(a)	36,750	683,550
MaxLinear Inc.(a)	35,056	683,241
Microchip Technology Inc.	7,084	690,548
Microsoft Corp.	4,564	776,930
MicroStrategy Inc., Class A(a)	4,620	702,379
MongoDB Inc.(a)(b)	5,362	878,885
Moog Inc., Class A	7,798	698,779
MTS Systems Corp.	14,854	752,949
Netflix Inc.(a)	2,282	787,495
NVIDIA Corp.	3,304	781,165
Pinterest Inc., Class A(a)(b)	37,352	822,865

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Proto Labs Inc.(a)(b)	7,294	$754,929
PTC Inc.(a)	9,254	769,192
QUALCOMM Inc.	8,358	713,021
Regal Beloit Corp.	8,386	657,966
salesforce.com Inc.(a)	4,424	806,539
Silicon Laboratories Inc.(a)	6,356	624,858
Snap Inc., Class A, NVS(a)	47,586	874,631
Splunk Inc.(a)	4,746	736,864
Talend SA, ADR(a)(b)	18,480	681,912
Teradata Corp.(a)(b)	26,670	649,148
Texas Instruments Inc.	5,712	689,153
Twitter Inc.(a)(b)	23,212	753,926
Xilinx Inc.	7,630	644,582

		38,611,810

Total Common Stocks — 99.8% (Cost: $69,154,820)		75,508,042

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	7,427,307	7,431,763

Total Short-Term Investments — 9.8% (Cost: $7,430,167)		7,431,763

Total Investments in Securities — 109.6% (Cost: $76,584,987)		82,939,805

Other Assets, Less Liabilities — (9.6)%		(7,246,503)

Net Assets — 100.0%		$75,693,302

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,473,998	3,953,309	7,427,307	$7,431,763	$19,547	(b)	$(354)	$786
BlackRock Cash Funds: Treasury, SL Agency Shares	62,000	(62,000)	—	—	975		—	—

				$7,431,763	$20,522		$(354)	$786

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Robotics and Artificial Intelligence Multisector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$75,508,042	$—	$—	$75,508,042
Money Market Funds	7,431,763	—	—	7,431,763

	$82,939,805	$—	$—	$82,939,805

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
GUD Holdings Ltd.	2,552	$20,535

Belgium — 1.1%
Solvay SA	1,507	156,217
Umicore SA	3,938	181,416

		337,633

Canada — 1.2%
Linamar Corp.	935	30,824
Magna International Inc.	5,973	302,997
Martinrea International Inc.	1,650	16,094

		349,915

China — 0.5%
BYD Co. Ltd., Class H	18,000	95,275
NIO Inc., ADR(a)	15,257	57,671

		152,946

France — 4.4%
Cie. Plastic Omnium SA	1,144	28,779
Faurecia SE	1,496	71,570
Schneider Electric SE	10,758	1,079,181
Valeo SA	4,389	130,936

		1,310,466

Germany — 11.1%
Bayerische Motoren Werke AG	6,699	477,650
Continental AG	2,255	257,246
Daimler AG, Registered	18,139	840,349
Hella GmbH & Co. KGaA	957	45,158
Infineon Technologies AG	25,421	551,486
Siemens AG, Registered	8,921	1,103,701
Stabilus SA	495	30,215

		3,305,805

Hong Kong — 0.0%
Johnson Electric Holdings Ltd.	6,000	13,368

Japan — 11.9%
Aisin Seiki Co. Ltd.	2,500	85,228
Alps Alpine Co. Ltd.	4,400	81,273
Denso Corp.	8,800	368,774
FCC Co. Ltd.	1,100	22,795
Futaba Industrial Co. Ltd.	1,100	6,790
GS Yuasa Corp.	1,200	24,203
Harmonic Drive Systems Inc.	1,100	50,643
Honda Motor Co. Ltd.	28,600	747,028
Keihin Corp.	1,200	28,576
Koito Manufacturing Co. Ltd.	1,300	57,752
Musashi Seimitsu Industry Co. Ltd.	1,200	14,371
NGK Spark Plug Co. Ltd.	3,300	59,280
Nissan Motor Co. Ltd.	46,200	255,542
Panasonic Corp.	42,900	436,184
Stanley Electric Co. Ltd.	2,200	57,971
Tokai Rika Co. Ltd.	1,200	20,981
Toyoda Gosei Co. Ltd.	1,200	27,912
Toyota Boshoku Corp.	1,200	17,737
Toyota Motor Corp.	16,000	1,129,603
TS Tech Co. Ltd.	1,200	33,990

		3,526,633

Netherlands — 3.4%
NXP Semiconductors NV	5,709	724,244

Security	Shares	Value

Netherlands (continued)
TomTom NV	1,441	$15,686
Yandex NV, Class A(a)	5,731	256,806

		996,736

South Korea — 8.6%
Hanon Systems	4,092	36,050
Hyundai Mobis Co. Ltd	1,309	252,058
Hyundai Motor Co.	2,893	303,415
Hyundai Wia Corp.	330	11,864
Iljin Materials Co. Ltd.(a)	444	17,882
LG Chem Ltd.	946	267,882
Samsung Electro-Mechanics Co. Ltd.	1,133	118,828
Samsung Electronics Co. Ltd.	27,214	1,287,804
Samsung SDI Co. Ltd.	1,056	244,541

		2,540,324

Spain — 0.1%
Cie. Automotive SA	1,386	30,427

Sweden — 1.7%
Volvo AB, Class B	29,909	512,931

Switzerland — 3.1%
ABB Ltd., Registered	39,028	910,903
Autoneum Holding AG	72	8,316

		919,219

Taiwan — 0.1%
Himax Technologies Inc., ADR(a)	3,795	15,180
International CSRC Investment Holdings Co.	25,430	25,675

		40,855

United Kingdom — 1.5%
Aptiv PLC	5,192	440,230

United States — 48.4%
Adient PLC(a)	1,892	48,643
Albemarle Corp.	2,178	174,850
Alphabet Inc., Class A(a)	859	1,230,758
Ambarella Inc.(a)	627	37,081
Analog Devices Inc.	7,502	823,344
Apple Inc.	4,224	1,307,370
Autoliv Inc.	1,793	137,398
BorgWarner Inc.	4,191	143,709
Cooper-Standard Holdings Inc.(a)	308	8,168
CTS Corp.	649	19,022
Cypress Semiconductor Corp.	7,535	175,792
Dana Inc.	2,871	44,242
Ford Motor Co.	79,695	702,910
Garmin Ltd.	2,860	277,277
Garrett Motion Inc.(a)	1,441	12,133
General Motors Co.	27,203	908,308
Gentex Corp.	5,302	157,841
Gentherm Inc.(a)	715	32,969
II-VI Inc.(a)	1,771	59,594
Intel Corp.	20,207	1,291,834
Johnson Controls International PLC	15,785	622,718
Lear Corp.	1,232	151,758
Livent Corp.(a)(b)	3,212	30,225
Lydall Inc.(a)	286	5,846
Marvell Technology Group Ltd.	13,519	324,997
Maxim Integrated Products Inc.	5,533	332,644
Methode Electronics Inc.	693	22,696
Motorcar Parts of America Inc.(a)	385	7,646

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NVIDIA Corp.	5,401	$1,276,958
ON Semiconductor Corp.(a)	8,162	188,950
Qorvo Inc.(a)	2,343	248,030
QUALCOMM Inc.	13,706	1,169,259
Standard Motor Products Inc.	440	21,375
Stoneridge Inc.(a)	550	15,323
Tenneco Inc., Class A	1,133	10,730
Tesla Inc.(a)(b)	2,739	1,781,911
Veoneer Inc.(a)	2,255	29,383
Vishay Intertechnology Inc.	2,662	54,012
Vishay Precision Group Inc.(a)	231	7,979
Visteon Corp.(a)	561	44,773
Xilinx Inc.	5,126	433,044

		14,373,500

Total Common Stocks — 97.2% (Cost: $26,638,826)		28,871,523

Preferred Stocks

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	2,365	65,864

Germany — 2.4%
Schaeffler AG, Preference Shares, NVS	3,388	33,971
Volkswagen AG, Preference Shares, NVS	3,762	676,970

		710,941

Total Preferred Stocks — 2.6% (Cost: $763,084)		776,805

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	1,816,083	$1,817,173
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	4,000	4,000

		1,821,173

Total Short-Term Investments — 6.1% (Cost: $1,821,008)		1,821,173

Total Investments in Securities — 105.9% (Cost: $29,222,918)		31,469,501

Other Assets, Less Liabilities — (5.9)%		(1,749,226)

Net Assets — 100.0%		$29,720,275

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,816,083	1,816,083	$1,817,173	$4,170	(b)	$(83)	$165
BlackRock Cash Funds: Treasury, SL Agency Shares	24,000	(20,000)	4,000	4,000	225		—	—

				$1,821,173	$4,395		$(83)	$165

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Self-Driving EV and Tech ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$28,871,523	$—	$—	$28,871,523
Preferred Stocks	776,805	—	—	776,805
Money Market Funds	1,821,173	—	—	1,821,173

	$31,469,501	$—	$—	$31,469,501

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) January 31, 2020	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 11.7%
Alphabet Inc., Class A(a)	144	$206,320
Facebook Inc., Class A(a)	951	192,017
Netflix Inc.(a)	436	150,459
Pinterest Inc., Class A(a)	312	6,873
Snap Inc., Class A, NVS(a)	792	14,557
Twitter Inc.(a)	760	24,685

		594,911

Consumer Discretionary — 5.3%
Amazon.com Inc.(a)	109	218,950
eBay Inc.	1,192	40,004
Etsy Inc.(a)	180	8,786
Groupon Inc.(a)	720	2,074
iRobot Corp.(a)	28	1,317

		271,131

Financials — 0.3%
Blucora Inc.(a)	24	541
Enova International Inc.(a)	20	501
Green Dot Corp., Class A(a)	24	722
LendingClub Corp.(a)	44	516
MarketAxess Holdings Inc.	20	7,084
Meta Financial Group Inc.	20	744
OneMain Holdings Inc.	48	2,034
Tradeweb Markets Inc., Class A	36	1,662
Virtu Financial Inc., Class A	40	668
World Acceptance Corp.(a)	4	346

		14,818

Health Care — 9.9%
Adverum Biotechnologies Inc.(a)	144	1,421
Allogene Therapeutics Inc.(a)	132	2,867
Bluebird Bio Inc.(a)	152	12,113
Bridgebio Pharma Inc.(a)	192	6,622
Constellation Pharmaceuticals Inc.(a)	40	1,322
Editas Medicine Inc.(a)	136	3,594
Exelixis Inc.(a)	812	13,966
Fate Therapeutics Inc.(a)	200	5,072
FibroGen Inc.(a)	212	8,872
Gilead Sciences Inc.	2,845	179,804
Intellia Therapeutics Inc.(a)	104	1,239
Intuitive Surgical Inc.(a)	117	65,494
Invitae Corp.(a)	260	4,849
Iovance Biotherapeutics Inc.(a)	320	6,957
Karyopharm Therapeutics Inc.(a)	152	2,455
Kura Oncology Inc.(a)	108	1,268
Ligand Pharmaceuticals Inc.(a)	48	4,215
Mirati Therapeutics Inc.(a)	108	9,378
Moderna Inc.(a)	536	10,993
NanoString Technologies Inc.(a)	100	2,717
Precision BioSciences Inc.(a)	88	712
Regeneron Pharmaceuticals Inc.(a)	228	77,050
Sangamo Therapeutics Inc.(a)	320	2,346
Sarepta Therapeutics Inc.(a)	196	22,728
Seattle Genetics Inc.(a)	468	50,727
ZIOPHARM Oncology Inc.(a)	488	1,923

		500,704

Industrials — 0.7%
Altra Industrial Motion Corp.	64	2,129
AMETEK Inc.	232	22,539

Security	Shares	Value

Industrials (continued)
Moog Inc., Class A	32	$2,867
Proto Labs Inc.(a)	24	2,484
Regal Beloit Corp.	40	3,138

		33,157

Information Technology — 69.2%
3D Systems Corp.(a)	116	1,263
ACI Worldwide Inc.(a)	60	2,067
Adobe Inc.(a)	492	172,761
Advanced Micro Devices Inc.(a)	1,068	50,196
Akamai Technologies Inc.(a)	424	39,580
Alarm.com Holdings Inc.(a)	96	4,217
Alliance Data Systems Corp.	24	2,467
Altair Engineering Inc., Class A(a)	40	1,478
Alteryx Inc., Class A(a)	80	11,158
Analog Devices Inc.	376	41,266
ANSYS Inc.(a)	88	24,141
Appian Corp.(a)	52	2,654
Apple Inc.	706	218,514
Autodesk Inc.(a)	224	44,094
Avalara Inc.(a)	36	3,065
Black Knight Inc.(a)	76	5,086
Blackline Inc.(a)	28	1,713
Booz Allen Hamilton Holding Corp.	368	28,719
Bottomline Technologies DE Inc.(a)	24	1,286
CACI International Inc., Class A(a)	68	18,186
Cass Information Systems Inc.	8	432
CEVA Inc.(a)	24	656
Citrix Systems Inc.	348	42,185
Cloudera Inc.(a)	404	4,157
Cognex Corp.	168	8,563
CommVault Systems Inc.(a)	64	2,881
Crowdstrike Holdings Inc., Class A(a)	52	3,177
Cypress Semiconductor Corp.	376	8,772
DocuSign Inc.(a)	288	22,611
Dropbox Inc., Class A(a)	344	5,855
Ebix Inc.	12	413
Euronet Worldwide Inc.(a)	28	4,414
Everbridge Inc.(a)	92	8,339
Evo Payments Inc., Class A(a)	20	554
Fair Isaac Corp.(a)	16	6,438
FARO Technologies Inc.(a)	16	827
Fastly Inc., Class A(a)	52	1,171
Fidelity National Information Services Inc.	332	47,695
FireEye Inc.(a)	564	9,013
Fiserv Inc.(a)	308	36,532
FleetCor Technologies Inc.(a)	48	15,131
ForeScout Technologies Inc.(a)	96	2,737
Fortinet Inc.(a)	388	44,760
Global Payments Inc.	160	31,272
GoDaddy Inc., Class A(a)	268	18,012
Guidewire Software Inc.(a)	44	4,950
HP Inc.	2,276	48,524
HubSpot Inc.(a)	60	10,856
Intel Corp.	3,360	214,805
International Business Machines Corp.	1,364	196,048
Intuit Inc.	136	38,132
Jack Henry & Associates Inc.	40	5,982
Juniper Networks Inc.	892	20,462
Lattice Semiconductor Corp.(a)	136	2,530
ManTech International Corp./VA, Class A	72	5,780

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Mastercard Inc., Class A	480	$151,651
MaxLinear Inc.(a)	64	1,247
Microchip Technology Inc.	240	23,395
Microsoft Corp.	1,260	214,490
MicroStrategy Inc., Class A(a)	12	1,824
MongoDB Inc.(a)	72	11,801
MTS Systems Corp.	20	1,014
NetApp Inc.	348	18,583
NIC Inc.	172	3,394
NortonLifeLock Inc.	1,660	47,177
Nutanix Inc., Class A(a)	260	8,442
NVIDIA Corp.	596	140,912
Okta Inc.(a)	296	37,903
Oracle Corp.	3,297	172,928
Palo Alto Networks Inc.(a)	256	60,104
PayPal Holdings Inc.(a)	604	68,790
Pegasystems Inc.	56	4,828
Perspecta Inc.	372	10,442
Progress Software Corp.	68	3,069
Proofpoint Inc.(a)	148	18,176
PTC Inc.(a)	108	8,977
Pure Storage Inc., Class A(a)	344	6,123
Q2 Holdings Inc.(a)	24	2,093
QUALCOMM Inc.	1,236	105,443
Qualys Inc.(a)	88	7,545
Rapid7 Inc.(a)	116	6,888
SailPoint Technologies Holding Inc.(a)	224	5,620
salesforce.com Inc.(a)	1,208	220,230
Science Applications International Corp.	140	12,288
ServiceNow Inc.(a)	288	97,410
Silicon Laboratories Inc.(a)	44	4,326
Splunk Inc.(a)	236	36,641
Square Inc., Class A(a)	184	13,743
SS&C Technologies Holdings Inc.	120	7,561
Switch Inc., Class A	96	1,536
Tenable Holdings Inc.(a)	104	2,834
Teradata Corp.(a)	172	4,186
Texas Instruments Inc.	952	114,859
Twilio Inc., Class A(a)	184	22,879

Security	Shares	Value

Information Technology (continued)
Unisys Corp.(a)	96	$932
Varonis Systems Inc.(a)	80	6,693
Visa Inc., Class A	928	184,644
VMware Inc., Class A(a)	204	30,204
Western Digital Corp.	444	29,082
WEX Inc.(a)	24	5,206
Workiva Inc.(a)	20	910
Xilinx Inc.	256	21,627
Zscaler Inc.(a)	176	9,872
Zuora Inc., Class A(a)	116	1,711

		3,520,810

Real Estate — 2.7%
CoreSite Realty Corp.	56	6,577
CyrusOne Inc.	172	10,466
Digital Realty Trust Inc.	320	39,357
Equinix Inc.	132	77,844
QTS Realty Trust Inc., Class A	88	5,006

		139,250

Total Common Stocks — 99.8% (Cost: $5,030,878)		5,074,781

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(b)(c)	11,000	11,000

Total Short-Term Investments — 0.2% (Cost: $11,000)		11,000

Total Investments In Securities — 100.0% (Cost: $5,041,878)		5,085,781

Other Assets, Less Liabilities — (.00)%		(74)

Net Assets — 100.0%		$5,085,707

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 01/08/20	(a)	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—		11,000	11,000	$11,000	$10	$—		$—

(a)	The Fund commenced operations on January 08, 2020.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® U.S. Tech Breakthrough Multisector ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,074,781	$—	$—	$5,074,781
Money Market Funds	11,000	—	—	11,000

	$5,085,781	$—	$—	$5,085,781

See notes to financial statements.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2020

	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$11,220,380	$2,673,440,158	$25,104,347	$75,508,042
Affiliated(c)	1,839,144	110,676,929	1,064,524	7,431,763
Cash	202,568	—	90	—
Foreign currency, at value(d)	767	1,838,869	12,139	210,094
Cash pledged:
Futures contracts	—	159,000	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	72,033	—	—
Receivables:
Investments sold	—	167,419	—	—
Securities lending income — Affiliated	241	262,318	8,676	5,723
Capital shares sold	—	—	—	776,625
Dividends	7,597	1,864,753	8,075	21,455
Tax reclaims	—	1,745,368	—	1,712

Total assets	13,270,697	2,790,226,847	26,197,851	83,955,414

LIABILITIES
Bank overdraft	—	185,724	—	94,733
Collateral on securities loaned, at value	1,833,068	95,277,103	1,051,459	7,430,257
Deferred foreign capital gain tax	—	200,338	—	—
Payables:
Investments purchased	—	56	—	710,920
Variation margin on futures contracts	—	86,075	—	—
Capital shares redeemed	—	167,419	—	—
Investment advisory fees	3,837	1,089,955	10,538	26,208
Foreign taxes	—	1,650	—	(6)
Other liabilities	201,600	—	—	—

Total liabilities	2,038,505	97,008,320	1,061,997	8,262,112

NET ASSETS	$11,232,192	$2,693,218,527	$25,135,854	$75,693,302

NET ASSETS CONSIST OF:
Paid-in capital	$10,630,647	$2,186,458,303	$24,056,840	$67,659,378
Accumulated earnings	601,545	506,760,224	1,079,014	8,033,924

NET ASSETS	$11,232,192	$2,693,218,527	$25,135,854	$75,693,302

Shares outstanding	400,000	63,250,000	900,000	2,800,000

Net asset value	$28.08	$42.58	$27.93	$27.03

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,754,267	$90,503,068	$1,042,317	$7,066,712
(b) Investments, at cost — Unaffiliated	$10,586,778	$2,231,859,233	$25,939,100	$69,154,820
(c) Investments, at cost — Affiliated	$1,838,971	$107,835,872	$1,064,353	$7,430,167
(d) Foreign currency, at cost	$761	$1,859,027	$12,023	$210,122
(e) Foreign currency collateral pledged, at cost	$—	$72,071	$—	$—
See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2020

	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$29,648,328	$5,074,781
Affiliated(c)	1,821,173	11,000
Cash	176	19,950
Foreign currency, at value(d)	31,215	—
Receivables:
Investments sold	8,386	—
Securities lending income — Affiliated	1,371	—
Capital shares sold	8,360	—
Dividends	40,819	867
Tax reclaims	6,439	—

Total assets	31,566,267	5,106,598

LIABILITIES
Collateral on securities loaned, at value	1,817,091	—
Payables:
Investments purchased	8,360	—
Capital shares redeemed	8,386	—
Investment advisory fees	12,160	971
Foreign taxes	(5)	—
Other liabilities	—	19,920

Total liabilities	1,845,992	20,891

NET ASSETS	$29,720,275	$5,085,707

NET ASSETS CONSIST OF:
Paid-in capital	$27,209,356	$5,041,790
Accumulated earnings	2,510,919	43,917

NET ASSETS	$29,720,275	$5,085,707

Shares outstanding	1,100,000	200,000

Net asset value	$27.02	$25.43

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$1,808,268	$—
(b) Investments, at cost — Unaffiliated	$27,401,910	$5,030,878
(c) Investments, at cost — Affiliated	$1,821,008	$11,000
(d) Foreign currency, at cost	$31,663	$—

See notes to financial statements.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended January 31, 2020

	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF	iShares Robotics and Artificial Intelligence Multisector ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$17,437	$18,605,020	$50,483	$169,775
Dividends — Affiliated	63	207,755	191	975
Securities lending income — Affiliated — net	938	399,507	17,803	19,547
Foreign taxes withheld	(785)	(912,906)	(3,542)	(11,060)
Other foreign taxes	—	—	—	(125)

Total investment income	17,653	18,299,376	64,935	179,112

EXPENSES
Investment advisory fees	12,408	6,101,886	58,316	126,440
Commitment fees	—	449	—	—
Interest expense	—	2,302	—	—

Total expenses	12,408	6,104,637	58,316	126,440

Net investment income	5,245	12,194,739	6,619	52,672

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(10,339)	(15,986,068)	(395,737)	(1,164,809)
Investments — Affiliated	(85)	(179,697)	(106)	(354)
In-kind redemptions — Unaffiliated	—	183,971,508	2,307,778	3,293,809
In-kind redemptions — Affiliated	—	324,200	—	—
Futures contracts	—	612,523	—	—
Foreign currency transactions	(128)	16,653	155	(467)

Net realized gain (loss)	(10,552)	168,759,119	1,912,090	2,128,179

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	392,998	77,909,499	(1,294,255)	2,563,027
Investments — Affiliated	173	1,522,288	171	786
Futures contracts	—	(78,496)	—	—
Foreign currency translations	83	34,531	(6)	82

Net change in unrealized appreciation (depreciation)	393,254	79,387,822	(1,294,090)	2,563,895

Net realized and unrealized gain	382,702	248,146,941	618,000	4,692,074

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$387,947	$260,341,680	$624,619	$4,744,746

(a) Net of deferred foreign capital gain tax of	$—	$(26,023)	$—	$—
(b) Net of foreign capital gain tax of	$—	$17,919	$—	$—

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2020

	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF (a)

INVESTMENT INCOME
Dividends — Unaffiliated	$250,607	$981
Dividends — Affiliated	225	10
Securities lending income — Affiliated — net	4,170	—
Other income — Affiliated	5,036	—
Foreign taxes withheld	(14,063)	—
Other foreign taxes	(91)	—

Total investment income	245,884	991

EXPENSES
Investment advisory fees	66,148	1,294

Total expenses	66,148	1,294

Less:
Investment advisory fees waived	—	(323)

Total expenses after fees waived	66,148	971

Net investment income	179,736	20

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(141,798)	(6)
Investments — Affiliated	(83)	—
In-kind redemptions — Unaffiliated	438,411	—
Foreign currency transactions	(263)	—

Net realized gain (loss)	296,267	(6)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,953,063	43,903
Investments — Affiliated	165	—
Foreign currency translations	(835)	—

Net change in unrealized appreciation (depreciation)	2,952,393	43,903

Net realized and unrealized gain	3,248,660	43,897

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,428,396	$43,917

(a)	For the period from January 08, 2020 (commencement of operations) to January 31, 2020.

See notes to financial statements.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Cybersecurity and Tech ETF		iShares Exponential Technologies ETF
	Six Months Ended 01/31/20 (unaudited)	Period From 06/11/19 (a) to 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,245	$321	$12,194,739	$34,674,519
Net realized gain (loss)	(10,552)	4,974	168,759,119	32,334,560
Net change in unrealized appreciation (depreciation)	393,254	240,597	79,387,822	27,416,253

Net increase in net assets resulting from operations	387,947	245,892	260,341,680	94,425,332

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(32,294)	—	(19,476,849)	(34,910,592)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,889,235	3,741,412	(110,464,924)	156,420,290

NET ASSETS
Total increase in net assets	7,244,888	3,987,304	130,399,907	215,935,030
Beginning of period	3,987,304	—	2,562,818,620	2,346,883,590

End of period	$11,232,192	$3,987,304	$2,693,218,527	$2,562,818,620

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets  (continued)

	iShares Genomics Immunology and Healthcare ETF		iShares Robotics and Artificial Intelligence Multisector ETF
	Six Months Ended 01/31/20 (unaudited)	Period From 06/11/19 (a) to 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$6,619	$(3,313)	$52,672	$229,231
Net realized gain (loss)	1,912,090	214,181	2,128,179	(365,872)
Net change in unrealized appreciation (depreciation)	(1,294,090)	459,712	2,563,895	3,869,589

Net increase in net assets resulting from operations	624,619	670,580	4,744,746	3,732,948

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(216,185)	—	(154,328)	(220,617)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(123,445)	24,180,285	26,124,753	32,012,112

NET ASSETS
Total increase in net assets	284,989	24,850,865	30,715,171	35,524,443
Beginning of period	24,850,865	—	44,978,131	9,453,688

End of period	$25,135,854	$24,850,865	$75,693,302	$44,978,131

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Self-Driving EV and Tech ETF		iShares U.S. Tech Breakthrough Multisector ETF
	Six Months Ended 01/31/20 (unaudited)	Period From 04/16/19 (a) to 07/31/19	Period From 01/08/20 (a) 01/31/20 (unaudited)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$179,736	$59,598	$20
Net realized gain (loss)	296,267	(26,600)	(6)
Net change in unrealized appreciation (depreciation)	2,952,393	(706,692)	43,903

Net increase (decrease) in net assets resulting from operations	3,428,396	(673,694)	43,917

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(189,323)	(54,460)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(12,144)	27,221,500	5,041,790

NET ASSETS
Total increase in net assets	3,226,929	26,493,346	5,085,707
Beginning of period	26,493,346	—	—

End of period	$29,720,275	$26,493,346	$5,085,707

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	33

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF
	Six Months Ended 01/31/20 (unaudited)		Period From 06/11/19(a) to 07/31/19

Net asset value, beginning of period	$26.58		$24.94

Net investment income(b)	0.03		0.00	(c)
Net realized and unrealized gain(d)	1.60		1.64

Net increase from investment operations	1.63		1.64

Distributions(e)
From net investment income	(0.04)		—
From net realized gain	(0.09)		—

Total distributions	(0.13)		—

Net asset value, end of period	$28.08		$26.58

Total Return
Based on net asset value	6.17	%(f)	6.58	%(f)

Ratios to Average Net Assets
Total expenses	0.47	%(g)	0.47	%(g)

Net investment income	0.20	%(g)	0.06	%(g)

Supplemental Data
Net assets, end of period (000)	$11,232		$3,987

Portfolio turnover rate(h)	25	%(f)	8	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 03/19/15(a) to 07/31/15

Net asset value, beginning of period	$38.89		$37.73	$32.74	$25.95	$25.84	$25.49

Net investment income(b)	0.19		0.55	0.47	0.38	0.41	0.18
Net realized and unrealized gain(c)	3.80		1.16	4.91	6.79	0.11	0.31

Net increase from investment operations	3.99		1.71	5.38	7.17	0.52	0.49

Distributions(d)
From net investment income	(0.30)		(0.55)	(0.39)	(0.38)	(0.41)	(0.14)

Total distributions	(0.30)		(0.55)	(0.39)	(0.38)	(0.41)	(0.14)

Net asset value, end of period	$42.58		$38.89	$37.73	$32.74	$25.95	$25.84

Total Return
Based on net asset value	10.27	%(e)	4.67%	16.48%	27.80%	2.13%	1.91	%(e)

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.47%	0.47%	0.47%	0.47%	0.47	%(f)

Total expenses after fees waived	0.46	%(f)	0.47%	0.47%	0.47%	0.36%	0.30	%(f)

Net investment income	0.93	%(f)	1.47%	1.30%	1.32%	1.71%	1.90	%(f)

Supplemental Data
Net assets, end of period (000)	$2,693,219		$2,562,819	$2,346,884	$1,147,540	$764,335	$689,925

Portfolio turnover rate(g)	18	%(e)	21%	19%	23%	28%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF
	Six Months Ended 01/31/20 (unaudited)		Period From 06/11/19(a) to 07/31/19

Net asset value, beginning of period	$27.61		$24.46

Net investment income (loss)(b)	0.01		(0.01)
Net realized and unrealized gain(c)	0.55		3.16

Net increase from investment operations	0.56		3.15

Distributions(d)
From net investment income	(0.00	)(e)	—
From net realized gain	(0.24)		—

Total distributions	(0.24)		—

Net asset value, end of period	$27.93		$27.61

Total Return
Based on net asset value	1.97	%(f)	12.88	%(f)

Ratios to Average Net Assets
Total expenses	0.47	%(g)	0.47	%(g)

Net investment income (loss)	0.05	%(g)	(0.35	)%(g)

Supplemental Data
Net assets, end of period (000)	$25,136		$24,851

Portfolio turnover rate(h)	42	%(f)	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Robotics and Artificial Intelligence Multisector ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Period From 06/26/18(a) to 07/31/18

Net asset value, beginning of period	$24.99		$23.63	$23.80

Net investment income(b)	0.03		0.24	0.03
Net realized and unrealized gain (loss)(c)	2.08		1.30	(0.20)

Net increase (decrease) from investment operations	2.11		1.54	(0.17)

Distributions(d)
From net investment income	(0.07)		(0.18)	—

Total distributions	(0.07)		(0.18)	—

Net asset value, end of period	$27.03		$24.99	$23.63

Total Return
Based on net asset value	8.45	%(e)	6.60%	(0.71	)%(e)

Ratios to Average Net Assets
Total expenses	0.47	%(f)	0.47%	0.47	%(f)

Net investment income	0.20	%(f)	1.02%	1.16	%(f)

Supplemental Data
Net assets, end of period (000)	$75,693		$44,978	$9,454

Portfolio turnover rate(g)	29	%(e)	35%	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF
	Six Months Ended 01/31/20 (unaudited)		Period From 04/16/19(a) to 07/31/19

Net asset value, beginning of period	$24.08		$25.39

Net investment income(b)	0.16		0.17
Net realized and unrealized gain (loss)(c)	2.95		(1.30)

Net increase (decrease) from investment operations	3.11		(1.13)

Distributions(d)
From net investment income	(0.17)		(0.18)

Total distributions	(0.17)		(0.18)

Net asset value, end of period	$27.02		$24.08

Total Return
Based on net asset value	12.92	%(e)(f)	(4.40	)%(e)

Ratios to Average Net Assets
Total expenses	0.47	%(g)	0.47	%(g)

Net investment income	1.28	%(g)	2.43	%(g)

Supplemental Data
Net assets, end of period (000)	$29,720		$26,493

Portfolio turnover rate(h)	14	%(e)	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 12.88%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Tech Breakthrough Multisector ETF
	Period From 01/08/20(a) to 01/31/20 (unaudited)

Net asset value, beginning of period	$25.21

Net investment income(b)	0.00	(c)
Net realized and unrealized gain(d)	0.22

Net increase from investment operations	0.22

Net asset value, end of period	$25.43

Total Return
Based on net asset value	0.87	%(e)

Ratios to Average Net Assets
Total expenses	0.40	%(f)

Total expenses after fees waived	0.30	%(f)

Net investment income	0.01	%(f)

Supplemental Data
Net assets, end of period (000)	$5,086

Portfolio turnover rate(g)	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cybersecurity and Tech	Non-diversified
Exponential Technologies	Diversified
Genomics Immunology and Healthcare	Non-diversified
Robotics and Artificial Intelligence Multisector	Diversified
Self-Driving EV and Tech	Non-diversified
U.S. Tech Breakthrough Multisector(a)	Non-diversified

(a)	The Fund commenced operations on January 8, 2020.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Cybersecurity and Tech
BofA Securities, Inc.	$574,472	$574,472		$—	$—
Citigroup Global Markets Inc.	192,882	192,882		—	—
Goldman Sachs & Co.	280,097	280,097		—	—
JPMorgan Securities LLC	523,166	523,166		—	—
Scotia Capital (USA) Inc.	83,082	83,082		—	—
UBS AG	100,568	100,568		—	—

	$1,754,267	$1,754,267		$—	$—

Exponential Technologies
BNP Paribas Prime Brokerage International Ltd.	$9,022,044	$9,022,044		$—	$—
BNP Paribas Securities Corp.	317,765	317,765		—	—
BofA Securities, Inc.	17,225,842	17,225,842		—	—
Citigroup Global Markets Inc.	3,481,597	3,481,597		—	—
HSBC Bank PLC	10,165	10,165		—	—
JPMorgan Securities LLC	7,029,057	7,029,057		—	—
Morgan Stanley & Co. LLC	12,517,974	12,517,974		—	—
Nomura Securities International Inc.	5,309,000	5,309,000		—	—
SG Americas Securities LLC	13,714,975	13,714,975		—	—
TD Prime Services LLC	6,448,901	6,448,901		—	—
UBS AG	569,088	569,088		—	—
Wells Fargo Bank, National Association	14,856,660	14,856,660		—	—

	$90,503,068	$90,503,068		$—	$—

Genomics Immunology and Healthcare
Barclays Capital Inc.	$250,136	$227,780		$—	$(22,356	)(b)
Citigroup Global Markets Inc.	340,352	340,352		—	—
Credit Suisse Securities (USA) LLC	248,380	248,380		—	—
Jefferies LLC	195,480	195,480		—	—
Scotia Capital (USA) Inc.	7,969	7,969		—	—

	$1,042,317	$1,019,961		$—	$(22,356)

Robotics and Artificial Intelligence Multisector
Barclays Capital Inc.	$35,758	$35,758		$—	$—
BNP Paribas Securities Corp.	6,496	6,496		—	—
BofA Securities, Inc.	317,973	317,973		—	—
Citigroup Global Markets Inc.	534,775	534,775		—	—
Credit Suisse AG Dublin Branch	1,724,021	1,724,021		—	—
Goldman Sachs & Co.	658,527	658,527		—	—
JPMorgan Securities LLC	3,129,029	3,129,029		—	—
RBC Capital Markets LLC	66,261	66,261		—	—
Scotia Capital (USA) Inc.	571,445	571,445		—	—
UBS AG	22,427	22,427		—	—

	$7,066,712	$7,066,712		$—	$—

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Self-Driving EV and Tech
Citigroup Global Markets Inc.	$26,357	$26,357		$—	$—
TD Prime Services LLC	1,781,911	1,781,911		—	—

	$1,808,268	$1,808,268		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Cybersecurity and Tech	0.47%
Genomics Immunology and Healthcare	0.47
Robotics and Artificial Intelligence Multisector	0.47
Self-Driving EV and Tech	0.47

For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Net Assets	Investment Advisory Fee
First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion	0.4242

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares U.S. Tech Breakthrough Multisector ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For the six months ended January 31, 2020, BFA voluntarily waived its investment advisory fee for the iShares U.S. Tech Breakthrough Multisector ETF in the amount of $323.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Cybersecurity and Tech	$403
Exponential Technologies	102,222
Genomics Immunology and Healthcare	6,457
Robotics and Artificial Intelligence Multisector	5,241
Self-Driving EV and Tech	960

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cybersecurity and Tech	$338,225	$80,598	$1,920

During the six months ended January 31, 2020, iShares Self-Driving EV and Tech ETF received a reimbursement of $5,036 from an affiliate, which is included in payment by affiliate in the statement of operations, related to an operating event.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Cybersecurity and Tech	$1,506,100	$1,372,001
Exponential Technologies	863,620,967	479,914,412
Genomics Immunology and Healthcare	10,170,904	10,511,780
Robotics and Artificial Intelligence Multisector	18,815,724	16,090,760
Self-Driving EV and Tech	4,201,527	4,029,087
U.S. Tech Breakthrough Multisector	6,065	6,000

For the six months ended January 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cybersecurity and Tech	$6,720,745	$—
Exponential Technologies	—	501,603,134
Genomics Immunology and Healthcare	8,881,345	8,875,747
Robotics and Artificial Intelligence Multisector	33,804,245	10,564,541
Self-Driving EV and Tech	2,479,816	2,711,751
U.S. Tech Breakthrough Multisector	5,030,820	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Exponential Technologies	$67,441,830
Robotics and Artificial Intelligence Multisector	64,947
Self-Driving EV and Tech	18,098

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cybersecurity and Tech	$12,427,160	$818,537	$(186,173)	$632,364
Exponential Technologies	2,379,034,535	520,814,737	(115,810,681)	405,004,056
Genomics Immunology and Healthcare	27,005,941	1,762,247	(2,599,317)	(837,070)
Robotics and Artificial Intelligence Multisector	76,952,531	7,779,462	(1,792,188)	5,987,274
Self-Driving EV and Tech	29,233,238	3,413,452	(1,177,189)	2,236,263
U.S. Tech Breakthrough Multisector	5,041,878	145,235	(101,332)	43,903

9.	LINE OF CREDIT

The iShares Exponential Technologies ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum

NOTES TO FINANCIAL STATEMENTS	45

Notes to Financial Statements  (unaudited) (continued)

on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Exponential Technologies	$4,950,000	$161,413	2.79%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Period Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Cybersecurity and Tech
Shares sold	250,000	$6,889,235	150,000	$3,741,412

Exponential Technologies
Shares sold	9,500,000	$402,863,162	16,450,000	$579,794,168
Shares redeemed	(12,150,000)	(513,328,086)	(12,750,000)	(423,373,878)

Net increase(decrease)	(2,650,000)	$(110,464,924)	3,700,000	$156,420,290

Genomics Immunology and Healthcare
Shares sold	300,000	$8,926,510	900,000	$24,180,285
Shares redeemed	(300,000)	(9,049,955)	—	—

Net increase(decrease)	—	$(123,445)	900,000	$24,180,285

Robotics and Artificial Intelligence Multisector
Shares sold	1,400,000	$36,830,639	1,400,000	$32,012,112
Shares redeemed	(400,000)	(10,705,886)	—	—

Net increase	1,000,000	$26,124,753	1,400,000	$32,012,112

Self-Driving EV and Tech
Shares sold	100,000	$2,722,925	1,100,000	$27,221,500
Shares redeemed	(100,000)	(2,735,069)	—	—

Net increase(decrease)	—	$(12,144)	1,100,000	$27,221,500

			Period Ended 01/31/20
iShares ETF			Shares	Amount
U.S. Tech Breakthrough Multisector
Shares sold			200,000	$5,041,790

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements  (unaudited) (continued)

At a meeting held on December 3, 2019, the Board approved the addition of the iShares Cybersecurity and Tech ETF and iShares Genomics Immunology and Healthcare ETF as parties to the line of credit. This change to the credit agreement is effective on February 5, 2020.

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940Act) (the “Independent Trustees”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on December 1-3, 2019, the Board, including the Independent Trustees, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business, including during the past year, to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	49

Board Review and Approval of Investment Advisory Contract  (continued)

do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares U.S. Tech Breakthrough Multisector ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	51

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Cybersecurity and Tech(a)	$0.013854	$0.092280	$0.026882	$0.133016	11%	69%	20%	100%
Exponential Technologies(a)	0.279625	—	0.024226	0.303851	92	—	8	100
Robotics and Artificial Intelligence Multisector(a)	0.063003	—	0.007146	0.070149	90	—	10	100
Self-Driving EV and Tech(a)	0.135270	—	0.036842	0.172112	79	—	21	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

• Go to icsdelivery.com.

• If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	53

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-701-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI ACWI ETF | ACWI | NASDAQ
•	iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca
•	iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ
•	iShares MSCI Europe Financials ETF | EUFN | NASDAQ
•	iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ
•	iShares MSCI Kokusai ETF | TOK | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® MSCI ACWI ETF

Investment Objective

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.39%	16.02%	8.70%	9.25%	16.02%	51.76%	142.20%
Fund Market	7.28	15.58	8.68	9.30	15.58	51.59	143.30
Index	7.40	16.04	8.51	9.15	16.04	50.42	139.98

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,073.90	$1.62		$1,000.00	$1,023.60	$1.58		0.31%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	17.7%
Financials	16.0
Health Care	11.7
Consumer Discretionary	10.7
Industrials	10.3
Communication Services	8.8
Consumer Staples	8.0
Energy	4.6
Materials	4.5
Utilities	3.5
Real Estate	3.2
Exchanged-Traded Funds	1.0

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United States	55.9%
Japan	7.2
United Kingdom	4.7
China	4.0
France	3.2
Canada	3.0
Switzerland	2.8
Germany	2.5
Australia	2.1
Taiwan	1.4

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF

Investment Objective

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.95%	17.34%	8.94%	8.10%	17.34%	53.41%	49.35%
Fund Market	7.67	16.58	8.85	8.03	16.58	52.84	48.86
Index	7.92	17.15	8.60	7.78	17.15	51.08	47.05

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,079.50	$1.05		$1,000.00	$1,024.10	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	17.8%
Financials	17.7
Health Care	11.7
Industrials	11.5
Consumer Discretionary	10.9
Communication Services	9.1
Consumer Staples	8.3
Materials	3.7
Real Estate	3.3
Energy	3.0
Utilities	3.0

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United States	55.6%
Japan	7.2
United Kingdom	4.7
China	4.2
Canada	3.3
France	3.3
Switzerland	2.5
Germany	2.4
Australia	1.9
South Korea	1.4

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF

Investment Objective

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.46	%(a)	4.51%	4.36%	4.92%	4.51%	23.81%	61.67%
Fund Market	2.92		1.81	4.24	4.83	1.81	23.08	60.32
Index	3.83		5.22	5.06	6.21	5.22	28.02	82.60

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,034.60	$3.58		$1,000.00	$1,021.60	$3.56		0.70%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	22.7%
Information Technology	19.0
Consumer Discretionary	14.9
Communication Services	11.9
Industrials	6.6
Real Estate	5.6
Consumer Staples	5.1
Materials	4.2
Energy	3.8
Health Care	3.1
Utilities	3.1

GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
China	39.6%
Taiwan	13.8
South Korea	13.7
India	10.6
Hong Kong	10.1
Singapore	3.7
Thailand	2.9
Indonesia	2.3
Malaysia	2.2
Philippines	1.1

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of January 31, 2020	iShares® MSCI Europe Financials ETF

Investment Objective

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.98%	8.12%	1.35%	1.77%	8.12%	6.95%	19.22%
Fund Market	7.42	7.89	1.32	1.75	7.89	6.76	18.96
Index	7.26	8.21	1.53	1.94	8.21	7.90	21.20

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,069.80	$2.50		$1,000.00	$1,022.70	$2.44		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Banks	47.5%
Insurance	33.0
Capital Markets	15.0
Diversified Financial Services	4.5

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	29.0%
Switzerland	14.4
Germany	13.0
France	11.0
Spain	7.7
Italy	6.4
Sweden	5.1
Netherlands	4.7
Finland	2.8
Belgium	2.3

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® MSCI Europe Small-Cap ETF

Investment Objective

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.12%	14.39%	8.32%	8.28%	14.39%	49.14%	121.61%
Fund Market	12.20	14.70	8.37	8.34	14.70	49.46	122.71
Index	11.26	14.46	8.30	8.51	14.46	49.00	126.28

Index performance through August 31, 2014 reflects the performance of the FTSE Developed Small Cap ex-North America Index. Index performance beginning on September 1, 2014 reflects the performance of the MSCI Europe Small Cap Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,111.20	$2.12		$1,000.00	$1,023.10	$2.03		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	21.7%
Financials	14.0
Real Estate	12.8
Consumer Discretionary	11.2
Information Technology	9.2
Health Care	9.0
Materials	6.2
Communication Services	5.1
Consumer Staples	4.7
Utilities	3.2
Energy	2.9

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	32.1%
Sweden	11.2
Germany	10.7
Switzerland	8.8
Italy	6.1
France	5.6
Netherlands	5.6
Spain	3.8
Norway	3.7
Belgium	3.3

(a)	Excludes money market funds.

FUND SUMMARY	7

Fund Summary as of January 31, 2020	iShares® MSCI Kokusai ETF

Investment Objective

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.89%	18.59%	9.44%	10.47%	18.59%	56.99%	170.56%
Fund Market	8.17	19.00	9.45	10.47	19.00	57.03	170.63
Index	7.82	18.34	9.20	10.23	18.34	55.27	164.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,078.90	$1.31		$1,000.00	$1,023.90	$1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Information Technology	18.6%
Financials	15.8
Health Care	13.1
Industrials	10.1
Consumer Discretionary	9.6
Communication Services	8.5
Consumer Staples	8.4
Energy	4.8
Materials	4.1
Utilities	3.8
Real Estate	3.2

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
United States	69.0%
United Kingdom	5.8
France	4.0
Canada	3.7
Switzerland	3.4
Germany	3.1
Australia	2.6
Netherlands	1.4
Hong Kong	1.2
Spain	1.0

(a)	Excludes money market funds.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	9

Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Banco Macro SA, ADR	8,022	$246,035
Globant SA(a)(b)	8,120	996,324
Grupo Financiero Galicia SA, ADR	31,411	450,748
YPF SA, ADR	24,471	229,782

		1,922,889

Australia — 2.1%
AGL Energy Ltd.	104,237	1,392,140
Alumina Ltd.	1,074,152	1,567,618
AMP Ltd.	933,610	1,140,634
APA Group	306,983	2,328,425
Aristocrat Leisure Ltd.	138,453	3,355,281
ASX Ltd.	72,422	4,153,529
Aurizon Holdings Ltd.	825,270	2,988,900
AusNet Services	1,321,361	1,565,715
Australia & New Zealand Banking Group Ltd.	529,933	9,135,161
Bendigo & Adelaide Bank Ltd.	215,636	1,502,761
BHP Group Ltd.	559,542	14,758,660
BHP Group PLC	446,188	9,762,366
BlueScope Steel Ltd.	156,399	1,491,993
Boral Ltd.	383,805	1,279,552
Brambles Ltd.	391,175	3,307,444
Caltex Australia Ltd.	50,350	1,158,840
Challenger Ltd.	95,599	572,789
CIMIC Group Ltd.	12,532	245,730
Coca-Cola Amatil Ltd.	201,148	1,613,209
Cochlear Ltd.	8,930	1,441,161
Coles Group Ltd.	256,570	2,842,640
Commonwealth Bank of Australia	337,362	19,255,708
Computershare Ltd.	64,840	780,894
Crown Resorts Ltd.	27,999	219,304
CSL Ltd.	90,627	18,932,144
Dexus	241,733	2,058,454
Flight Centre Travel Group Ltd.	3,299	86,817
Fortescue Metals Group Ltd.	318,107	2,425,576
Goodman Group	276,220	2,753,391
GPT Group (The)	485,635	1,950,649
Incitec Pivot Ltd.	702,937	1,543,506
Insurance Australia Group Ltd.	399,757	1,894,730
James Hardie Industries PLC	110,387	2,349,974
Lendlease Group	134,732	1,634,357
Macquarie Group Ltd.	64,715	6,271,935
Magellan Financial Group Ltd.	26,094	1,175,114
Medibank Pvt Ltd.	912,035	1,892,741
Mirvac Group	1,275,912	2,904,141
National Australia Bank Ltd.	532,732	9,222,641
Newcrest Mining Ltd.	158,266	3,128,737
Oil Search Ltd.	184,192	892,745
Orica Ltd.	147,013	2,246,879
Origin Energy Ltd.	345,501	1,896,624
Qantas Airways Ltd.	89,536	384,214
QBE Insurance Group Ltd.	311,866	2,870,706
Ramsay Health Care Ltd.	23,539	1,248,048
REA Group Ltd.	7,440	568,299
Rio Tinto Ltd.	64,113	4,239,251
Santos Ltd.	509,608	2,964,654
Scentre Group	611,815	1,580,977
Seek Ltd.	128,001	1,944,312
Sonic Healthcare Ltd.	42,768	906,745

Security	Shares	Value

Australia (continued)
South32 Ltd.	1,063,461	$1,879,505
Stockland	536,470	1,766,967
Suncorp Group Ltd.	361,863	3,115,324
Sydney Airport	415,840	2,335,642
Tabcorp Holdings Ltd.	269,745	846,924
Telstra Corp. Ltd.	1,044,352	2,684,702
TPG Telecom Ltd.	35,004	175,282
Transurban Group	466,424	4,902,285
Treasury Wine Estates Ltd.	181,506	1,583,264
Vicinity Centres	1,513,022	2,572,746
Washington H Soul Pattinson & Co. Ltd.	16,404	236,655
Wesfarmers Ltd.	178,774	5,410,743
Westpac Banking Corp.	651,367	10,953,764
WiseTech Global Ltd.(b)	27,849	466,647
Woodside Petroleum Ltd.	146,905	3,415,540
Woolworths Group Ltd.	198,675	5,564,843
Worley Ltd.	62,081	633,376

		218,373,024

Austria — 0.1%
ANDRITZ AG	6,703	264,149
Erste Group Bank AG	62,860	2,309,974
OMV AG	43,425	2,165,081
Raiffeisen Bank International AG	8,372	191,124
Verbund AG	8,583	453,897
voestalpine AG	59,701	1,450,242

		6,834,467

Belgium — 0.3%
Ageas	79,761	4,399,228
Anheuser-Busch InBev SA/NV	147,478	11,182,233
Colruyt SA	7,668	383,670
Galapagos NV(a)	8,630	1,932,838
Groupe Bruxelles Lambert SA	37,839	3,804,179
KBC Group NV	47,536	3,490,538
Proximus SADP	7,343	209,297
Solvay SA	2,997	310,672
Telenet Group Holding NV	2,143	99,697
UCB SA	33,306	3,066,459
Umicore SA(b)	44,556	2,052,601

		30,931,412

Brazil — 0.6%
Ambev SA	899,095	3,755,653
Atacadao SA	33,400	176,565
B2W Cia. Digital(a)	40,200	669,804
B3 SA — Brasil, Bolsa, Balcao	465,800	5,253,978
Banco Bradesco SA	68,300	501,072
Banco BTG Pactual SA	46,400	814,368
Banco do Brasil SA	190,800	2,167,304
Banco Santander Brasil SA	29,400	289,442
BB Seguridade Participacoes SA	75,400	613,681
BR Malls Participacoes SA	369,348	1,590,359
BRF SA(a)	137,572	983,519
CCR SA	368,900	1,574,618
Centrais Eletricas Brasileiras SA	92,700	850,803
Centrais Eletricas Brasileiras SA, New(a)	23,133	212,315
Cia. de Saneamento Basico do Estado de Sao Paulo	93,000	1,327,561
Cia. Siderurgica Nacional SA	115,000	347,160
Cielo SA	342,946	567,397
Cogna Educacao	395,700	1,076,004
Cosan SA	17,700	330,121

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Embraer SA	204,464	$867,952
Energisa SA	5,100	65,844
Engie Brasil Energia SA	22,400	272,842
Equatorial Energia SA	72,600	405,028
Hapvida Participacoes e Investimentos SA(c)	41,300	580,563
Hypera SA	135,500	1,127,885
IRB Brasil Resseguros S/A	142,500	1,494,945
JBS SA	255,100	1,646,442
Klabin SA	198,900	965,816
Localiza Rent a Car SA	106,785	1,340,170
Lojas Americanas SA(a)	2,568	16,556
Lojas Renner SA	111,900	1,504,395
Magazine Luiza SA	147,600	1,927,357
Natura & Co. Holding SA	119,500	1,330,559
Notre Dame Intermedica Participacoes SA	97,300	1,598,650
Petrobras Distribuidora SA	124,600	839,754
Petroleo Brasileiro SA	309,400	2,197,459
Porto Seguro SA	8,100	125,350
Raia Drogasil SA	44,000	1,279,045
Rumo SA(a)	360,900	1,959,370
Sul America SA	49,900	735,670
Suzano SA	136,813	1,270,081
TIM Participacoes SA	327,800	1,284,889
Ultrapar Participacoes SA	211,700	1,251,399
Vale SA	658,602	7,747,715
WEG SA	133,100	1,227,513

		58,164,973

Canada — 3.0%
Agnico Eagle Mines Ltd.	58,186	3,598,817
Air Canada(a)	28,311	948,945
Algonquin Power & Utilities Corp.	48,071	736,394
Alimentation Couche-Tard Inc., Class B	174,874	5,848,306
AltaGas Ltd.	51,352	827,425
Atco Ltd., Class I, NVS	8,546	333,556
Aurora Cannabis Inc.(a)(b)	166,258	314,275
Bank of Montreal	109,043	8,321,583
Bank of Nova Scotia (The)	229,175	12,524,872
Barrick Gold Corp.	340,856	6,316,873
Bausch Health Companies Inc.(a)	65,939	1,810,325
BCE Inc.	83,581	3,940,956
BlackBerry Ltd.(a)	88,423	538,875
Bombardier Inc., Class B(a)	519,412	483,064
Brookfield Asset Management Inc., Class A	180,879	11,075,257
CAE Inc.	50,537	1,499,813
Cameco Corp.	130,634	1,053,922
Canadian Apartment Properties REIT	20,465	875,822
Canadian Imperial Bank of Commerce	72,031	5,877,725
Canadian National Railway Co.	138,450	12,946,287
Canadian Natural Resources Ltd.	235,725	6,633,915
Canadian Pacific Railway Ltd.	29,474	7,834,550
Canadian Tire Corp. Ltd., Class A, NVS	22,498	2,414,382
Canadian Utilities Ltd., Class A, NVS	117,903	3,610,504
Canopy Growth Corp.(a)(b)	46,374	1,044,910
CCL Industries Inc., Class B, NVS	51,272	2,163,616
Cenovus Energy Inc.	246,299	2,145,374
CGI Inc.(a)	49,505	3,792,932
CI Financial Corp.	26,227	459,872
Constellation Software Inc.	4,964	5,221,105
Cronos Group Inc.(a)(b)	39,327	283,382
Dollarama Inc.	70,304	2,396,890

Security	Shares	Value

Canada (continued)
Emera Inc.	17,425	$776,816
Empire Co. Ltd., Class A, NVS	24,557	570,035
Enbridge Inc.	422,091	17,173,428
Fairfax Financial Holdings Ltd.	8,504	3,807,655
First Quantum Minerals Ltd.	155,977	1,221,823
Fortis Inc.	70,224	3,064,783
Franco-Nevada Corp.	41,912	4,767,171
George Weston Ltd.	8,745	705,194
Gildan Activewear Inc.	53,085	1,471,874
Great-West Lifeco Inc.	36,839	955,132
H&R Real Estate Investment Trust	11,902	192,495
Husky Energy Inc.	142,251	926,075
Hydro One Ltd.(c)	30,429	618,911
iA Financial Corp. Inc.	17,891	985,219
Imperial Oil Ltd.	90,322	2,143,060
Intact Financial Corp.	19,103	2,070,846
Inter Pipeline Ltd.	74,530	1,242,589
Keyera Corp.	36,582	955,107
Kinross Gold Corp.(a)	354,222	1,797,157
Kirkland Lake Gold Ltd.	41,429	1,700,013
Loblaw Companies Ltd.	19,496	1,020,682
Lundin Mining Corp.	100,930	529,624
Magna International Inc.	64,274	3,260,476
Manulife Financial Corp.	375,432	7,318,163
Methanex Corp.	2,031	65,896
Metro Inc.	30,932	1,261,791
National Bank of Canada	42,382	2,353,114
Nutrien Ltd.	122,500	5,232,335
Onex Corp.	8,935	573,575
Open Text Corp.	78,326	3,527,350
Parkland Fuel Corp.	22,372	778,973
Pembina Pipeline Corp.	145,669	5,582,023
Power Corp. of Canada	138,632	3,461,214
Power Financial Corp.	33,075	859,042
PrairieSky Royalty Ltd.	30,270	332,099
Quebecor Inc., Class B	17,529	435,259
Restaurant Brands International Inc.	56,825	3,469,094
RioCan REIT	13,474	276,703
Rogers Communications Inc., Class B, NVS	83,891	4,202,955
Royal Bank of Canada	265,198	20,970,403
Saputo Inc.	78,804	2,422,722
Shaw Communications Inc., Class B, NVS	180,559	3,530,495
Shopify Inc., Class A(a)	21,129	9,846,461
SmartCentres Real Estate Investment Trust	10,035	238,327
Stars Group Inc. (The)(a)	47,216	1,127,429
Sun Life Financial Inc.	111,654	5,252,816
Suncor Energy Inc.	329,437	10,075,783
TC Energy Corp.	201,705	11,067,810
Teck Resources Ltd., Class B	121,427	1,569,999
TELUS Corp.	98,907	3,967,348
Thomson Reuters Corp.	49,037	3,944,687
Toronto-Dominion Bank (The)	374,750	20,724,521
Waste Connections Inc.(b)	64,602	6,221,819
West Fraser Timber Co. Ltd.	9,689	388,424
Wheaton Precious Metals Corp.	101,338	2,985,239
WSP Global Inc.	19,298	1,372,331

		315,266,889

Chile — 0.1%
Aguas Andinas SA, Class A	1,553,664	582,089
Banco de Chile	7,468,959	735,017

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco de Credito e Inversiones SA	17,129	$714,758
Banco Santander Chile	13,739,687	679,319
Cia. Cervecerias Unidas SA	75,586	666,906
Colbun SA	3,443,690	501,027
Empresas CMPC SA	404,756	927,557
Empresas COPEC SA	97,854	872,545
Enel Americas SA	6,714,805	1,322,441
Enel Chile SA	7,066,043	669,776
Itau CorpBanca	58,262,686	283,042
Latam Airlines Group SA	55,790	463,189
SACI Falabella	125,379	491,661

		8,909,327

China — 4.0%
3SBio Inc.(a)(c)	209,500	269,264
51job Inc., ADR(a)(b)	9,221	665,295
58.com Inc., ADR(a)(b)	26,259	1,460,526
AAC Technologies Holdings Inc.	187,500	1,346,202
Agile Group Holdings Ltd.	126,000	167,786
Agricultural Bank of China Ltd., Class A	1,413,600	710,555
Agricultural Bank of China Ltd., Class H	6,586,000	2,561,491
Aier Eye Hospital Group Co. Ltd., Class A	127,096	725,972
Air China Ltd., Class H	204,000	169,192
Alibaba Group Holding Ltd., ADR(a)	346,746	71,634,256
Alibaba Health Information Technology Ltd.(a)	802,000	1,132,007
Alibaba Pictures Group Ltd.(a)(b)	2,900,000	414,558
A-Living Services Co. Ltd., Class H(c)	71,000	238,194
Anhui Conch Cement Co. Ltd., Class A	197,392	1,353,004
Anhui Conch Cement Co. Ltd., Class H	209,000	1,348,491
ANTA Sports Products Ltd.	203,000	1,781,665
Autohome Inc., ADR(a)(b)	14,289	1,092,823
BAIC Motor Corp. Ltd., Class H(c)	164,000	81,737
Baidu Inc., ADR(a)	54,933	6,787,521
Bank of China Ltd., Class H	18,749,000	7,316,188
Bank of Communications Co. Ltd., Class A	1,583,700	1,237,054
Bank of Ningbo Co. Ltd., Class A	322,396	1,239,808
Bank of Shanghai Co. Ltd., Class A	856,397	1,089,635
Baozun Inc., ADR(a)(b)	9,877	297,396
Beijing Capital International Airport Co. Ltd., Class H	278,000	224,837
Beijing Enterprises Holdings Ltd.	35,500	156,129
Beijing Enterprises Water Group Ltd.	2,618,000	1,176,682
BEST Inc., ADR(a)(b)	30,064	159,640
Bosideng International Holdings Ltd.(b)	666,000	221,288
Brilliance China Automotive Holdings Ltd.(b)	912,000	818,638
BYD Co. Ltd., Class H	122,000	645,752
BYD Electronic International Co. Ltd.	128,000	251,223
CGN Power Co. Ltd., Class H(c)	454,000	112,259
China Aoyuan Group Ltd.	229,000	310,253
China Cinda Asset Management Co. Ltd., Class H	554,000	112,014
China CITIC Bank Corp. Ltd., Class H	706,000	370,962
China Communications Construction Co. Ltd., Class H	286,000	203,315
China Communications Services Corp. Ltd., Class H	288,000	195,464
China Conch Venture Holdings Ltd.	272,000	1,213,770
China Construction Bank Corp., Class H	19,836,260	15,199,906
China East Education Holdings Ltd.(a)(c)	27,500	51,495
China Education Group Holdings Ltd.(b)	60,000	73,948
China Everbright Bank Co. Ltd., Class A	1,748,900	1,003,967
China Everbright International Ltd.	528,000	378,071
China Everbright Ltd.(b)	170,000	263,159
China Evergrande Group	481,000	1,075,373

Security	Shares	Value

China (continued)
China First Capital Group Ltd.(a)	546,000	$17,579
China Galaxy Securities Co. Ltd., Class H	440,000	220,994
China Gas Holdings Ltd.	449,800	1,784,162
China Hongqiao Group Ltd.	218,000	107,808
China Huarong Asset Management Co. Ltd., Class H(c)	344,000	45,631
China International Capital Corp. Ltd., Class H(c)	184,800	324,148
China International Travel Service Corp. Ltd., Class A	80,497	942,588
China Jinmao Holdings Group Ltd.	860,000	582,570
China Lesso Group Holdings Ltd.	149,000	193,424
China Life Insurance Co. Ltd., Class H	1,856,000	4,503,218
China Literature Ltd.(a)(c)	27,400	114,859
China Longyuan Power Group Corp. Ltd., Class H	167,000	99,363
China Medical System Holdings Ltd.	258,000	346,884
China Mengniu Dairy Co. Ltd.(b)	754,000	2,796,585
China Merchants Bank Co. Ltd., Class A	330,100	1,735,160
China Merchants Bank Co. Ltd., Class H	912,288	4,452,822
China Merchants Port Holdings Co. Ltd.(b)	98,000	151,956
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	413,794	1,071,298
China Minsheng Banking Corp. Ltd., Class A	2,368,200	2,056,128
China Minsheng Banking Corp. Ltd., Class H	952,500	669,764
China Mobile Ltd.	1,327,500	10,975,737
China Molybdenum Co. Ltd., Class H	756,000	282,347
China National Building Material Co. Ltd., Class H	592,000	572,566
China Oilfield Services Ltd., Class H	310,000	454,327
China Overseas Land & Investment Ltd.	1,088,000	3,537,972
China Pacific Insurance Group Co. Ltd., Class A	136,799	702,475
China Pacific Insurance Group Co. Ltd., Class H(b)	628,400	2,116,275
China Petroleum & Chemical Corp., Class H	6,519,200	3,467,436
China Railway Construction Corp. Ltd., Class H	334,500	328,689
China Railway Group Ltd., Class H	538,000	297,238
China Resources Beer Holdings Co. Ltd.	262,000	1,223,132
China Resources Cement Holdings Ltd.	378,000	427,902
China Resources Gas Group Ltd.	180,000	952,749
China Resources Land Ltd.	700,000	2,947,881
China Resources Pharmaceutical Group Ltd.(c)	55,000	46,253
China Resources Power Holdings Co. Ltd.	322,000	434,592
China Shenhua Energy Co. Ltd., Class H	1,235,500	2,186,219
China Southern Airlines Co. Ltd., Class H	148,000	82,912
China State Construction Engineering Corp. Ltd., Class A	1,468,497	1,147,067
China State Construction International Holdings Ltd.	344,000	275,115
China Taiping Insurance Holdings Co. Ltd.	591,600	1,247,976
China Telecom Corp. Ltd., Class H	4,844,000	1,896,452
China Tower Corp. Ltd., Class H(c)	9,776,000	2,052,168
China Traditional Chinese Medicine Holdings Co. Ltd.	242,000	112,821
China Unicom Hong Kong Ltd.	1,850,000	1,558,166
China United Network Communications Ltd., Class A	1,451,096	1,170,773
China Vanke Co. Ltd., Class A	362,296	1,499,306
China Yangtze Power Co. Ltd., Class A	490,110	1,200,289
China Zhongwang Holdings Ltd.(b)	146,800	49,155
CIFI Holdings Group Co. Ltd.	384,000	268,037
CITIC Ltd.	779,000	883,848
CITIC Securities Co. Ltd., Class A	445,699	1,521,135
CNOOC Ltd.	4,196,000	6,408,912
Contemporary Amperex Technology Co. Ltd., Class A	44,900	837,178
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	116,000	51,091
COSCO SHIPPING Ports Ltd.	250,000	177,723

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Country Garden Holdings Co. Ltd.	1,918,866	$2,461,320
Country Garden Services Holdings Co. Ltd.(b)	251,000	821,054
CRRC Corp. Ltd., Class A	1,289,498	1,244,789
CRRC Corp. Ltd., Class H	674,000	447,024
CSPC Pharmaceutical Group Ltd.	1,044,000	2,326,005
Dali Foods Group Co. Ltd.(c)	130,000	91,914
Dongfeng Motor Group Co. Ltd., Class H	470,000	354,699
ENN Energy Holdings Ltd.	208,400	2,445,008
Far East Horizon Ltd.	204,000	181,277
Foshan Haitian Flavouring & Food Co. Ltd., Class A	64,296	984,345
Fosun International Ltd.	1,251,500	1,679,433
GDS Holdings Ltd., ADR(a)(b)	16,114	833,255
Geely Automobile Holdings Ltd.(b)	1,201,000	1,939,567
Genscript Biotech Corp.(a)	210,000	487,888
GF Securities Co. Ltd., Class H	90,600	100,227
GOME Retail Holdings Ltd.(a)(b)	11,128,000	1,031,843
Great Wall Motor Co. Ltd., Class H	1,211,500	811,318
Gree Electric Appliances Inc. of Zhuhai, Class A	108,800	993,413
Greentown Service Group Co. Ltd.	132,000	140,076
Guangdong Investment Ltd.	1,070,000	2,182,745
Guangzhou Automobile Group Co. Ltd., Class H	480,000	487,115
Guangzhou R&F Properties Co. Ltd., Class H	64,000	97,588
Guotai Junan Securities Co. Ltd., Class H(c)	34,400	55,289
Haidilao International Holding Ltd.(b)(c)	61,000	235,676
Haitian International Holdings Ltd.	20,000	43,684
Haitong Securities Co. Ltd., Class H	502,000	491,986
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	255,935	1,315,711
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	74,000	266,842
Hengan International Group Co. Ltd.	242,000	1,776,456
Hua Hong Semiconductor Ltd.(b)(c)	84,000	204,675
Huaneng Power International Inc., Class H	470,000	223,351
Huaneng Renewables Corp. Ltd., Class H	808,000	331,945
Huatai Securities Co. Ltd., Class H(c)	258,400	410,650
Huazhu Group Ltd., ADR(b)	35,267	1,216,711
Hutchison China MediTech Ltd., ADR(a)	13,417	329,387
HUYA Inc., ADR(a)(b)	9,600	171,648
Industrial & Commercial Bank of China Ltd., Class A	1,101,600	899,805
Industrial & Commercial Bank of China Ltd., Class H	14,158,260	9,517,974
Industrial Bank Co. Ltd., Class A	494,600	1,312,991
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	218,600	956,461
Innovent Biologics Inc.(a)(c)	163,000	629,757
iQIYI Inc., ADR(a)(b)	32,119	714,327
JD.com Inc., ADR(a)(b)	155,426	5,858,006
Jiangsu Expressway Co. Ltd., Class H	112,000	139,190
Jiangsu Hengrui Medicine Co. Ltd., Class A	94,400	1,186,134
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	60,000	918,147
JOYY Inc.(a)(b)	15,882	961,337
Kaisa Group Holdings Ltd.	361,000	152,026
Kingboard Holdings Ltd.	89,500	238,593
Kingdee International Software Group Co. Ltd.(b)	455,000	493,387
Kingsoft Corp. Ltd.(a)	162,000	497,585
Kunlun Energy Co. Ltd.	1,192,000	933,349
Kweichow Moutai Co. Ltd., Class A	18,732	2,816,166
KWG Group Holdings Ltd.	124,000	162,567
Legend Holdings Corp., Class H(c)	67,000	125,287
Lenovo Group Ltd.	2,118,000	1,399,289
Li Ning Co. Ltd.	419,500	1,245,280
Logan Property Holdings Co. Ltd.	158,000	241,734

Security	Shares	Value

China (continued)
Longfor Group Holdings Ltd.(c)	304,000	$1,295,883
Luxshare Precision Industry Co. Ltd., Class A	132,100	851,704
Luye Pharma Group Ltd.(b)(c)	87,000	56,470
Meituan Dianping, Class B(a)	226,800	2,900,390
Momo Inc., ADR	36,877	1,128,436
Muyuan Foodstuff Co. Ltd., Class A	40,000	466,556
NetEase Inc., ADR	14,988	4,807,551
New China Life Insurance Co. Ltd., Class H	170,200	644,423
New Oriental Education & Technology Group Inc., ADR(a)	31,486	3,827,123
Nexteer Automotive Group Ltd.	42,000	31,156
NIO Inc., ADR(a)(b)	136,111	514,500
Noah Holdings Ltd.(a)(b)	5,480	185,936
People’s Insurance Co. Group of China Ltd. (The), Class H	993,000	358,073
PetroChina Co. Ltd., Class H	5,264,000	2,338,832
PICC Property & Casualty Co. Ltd., Class H	1,284,000	1,387,366
Pinduoduo Inc., ADR(a)(b)	40,440	1,424,297
Ping An Bank Co. Ltd., Class A	461,800	1,024,786
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	66,900	577,682
Ping An Insurance Group Co. of China Ltd., Class A	188,300	2,244,983
Ping An Insurance Group Co. of China Ltd., Class H	1,232,000	14,073,381
Poly Developments and Holdings Group Co. Ltd., Class A	416,300	911,332
Postal Savings Bank of China Co. Ltd., Class H(c)	1,183,000	738,908
Qudian Inc., ADR(a)(b)	18,524	53,349
SAIC Motor Corp. Ltd., Class A	312,100	1,007,680
Seazen Group Ltd.	332,000	336,921
Semiconductor Manufacturing International Corp.(a)	639,500	1,177,716
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	408,000	488,135
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	42,500	114,393
Shanghai Pudong Development Bank Co. Ltd., Class A	753,802	1,221,747
Shenzhen Expressway Co. Ltd., Class H	34,000	44,137
Shenzhen International Holdings Ltd.	139,500	280,261
Shenzhou International Group Holdings Ltd.	112,200	1,499,872
Shimao Property Holdings Ltd.	333,500	1,088,774
SINA Corp.(a)	18,388	712,351
Sino Biopharmaceutical Ltd.	1,550,000	2,080,001
Sino-Ocean Group Holding Ltd.	2,487,000	903,211
Sinopec Engineering Group Co. Ltd., Class H	91,000	49,456
Sinopharm Group Co. Ltd., Class H	205,200	673,879
Sinotruk Hong Kong Ltd.	114,000	198,200
Sun Art Retail Group Ltd.	375,000	447,688
Sunac China Holdings Ltd.	549,000	2,686,706
Sunny Optical Technology Group Co. Ltd.	159,600	2,604,196
TAL Education Group, ADR(a)(b)	83,111	4,147,239
Tencent Holdings Ltd.	1,193,600	57,336,579
Tencent Music Entertainment Group, ADR(a)	6,327	80,290
Tingyi Cayman Islands Holding Corp.	318,000	538,948
TravelSky Technology Ltd., Class H	435,000	949,001
Trip.com Group Ltd., ADR(a)(b)	98,530	3,165,769
Tsingtao Brewery Co. Ltd., Class H	84,000	468,416
Uni-President China Holdings Ltd.	161,000	165,045
Vipshop Holdings Ltd., ADR(a)(b)	90,888	1,157,004
Wanhua Chemical Group Co. Ltd., Class A	111,993	830,176
Want Want China Holdings Ltd.	2,077,000	1,725,283
Weibo Corp., ADR(a)(b)	14,057	599,109

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Weichai Power Co. Ltd., Class H	338,000	$600,703
Wens Foodstuffs Group Co. Ltd., Class A	145,899	680,868
Wharf Holdings Ltd. (The)	521,200	1,296,808
Wuliangye Yibin Co. Ltd., Class A	74,400	1,340,364
WuXi AppTec Co. Ltd., Class A	54,495	745,427
WuXi AppTec Co. Ltd., Class H(c)	28,600	348,803
Wuxi Biologics Cayman Inc.(a)(c)	153,000	1,959,568
Xiaomi Corp., Class B(a)(b)(c)	1,516,000	2,249,136
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	120,400	127,612
Xinyi Solar Holdings Ltd.	672,000	475,988
Yanzhou Coal Mining Co. Ltd., Class H	318,000	236,711
Yihai International Holding Ltd.	100,000	568,584
Yum China Holdings Inc.	81,128	3,494,183
Zhejiang Expressway Co. Ltd., Class H	220,000	180,762
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	49,700	162,575
Zhongsheng Group Holdings Ltd.(b)	89,500	331,955
Zhuzhou CRRC Times Electric Co. Ltd., Class H	71,300	241,496
Zijin Mining Group Co. Ltd., Class H	1,122,000	492,733
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	114,600	85,158
ZTE Corp., Class H(a)	161,800	528,227
ZTO Express Cayman Inc., ADR	65,148	1,415,015

		413,748,902

Colombia — 0.0%
Ecopetrol SA	1,702,716	1,580,893
Grupo de Inversiones Suramericana SA	121,318	1,133,465
Interconexion Electrica SA ESP	26,649	146,276

		2,860,634

Czech Republic — 0.0%
CEZ AS	103,436	2,266,791
Komercni Banka AS	44,910	1,548,433

		3,815,224

Denmark — 0.6%
AP Moller — Maersk A/S, Class A	1,986	2,238,294
Carlsberg A/S, Class B	27,801	4,066,659
Chr Hansen Holding A/S	25,562	1,905,963
Coloplast A/S, Class B	8,039	1,014,509
Danske Bank A/S	143,463	2,401,918
Demant A/S(a)	17,729	575,775
DSV Panalpina A/S	42,946	4,672,038
Genmab A/S(a)	14,476	3,343,497
H Lundbeck A/S	11,209	476,728
ISS A/S	21,689	526,517
Novo Nordisk A/S, Class B	347,851	21,278,524
Novozymes A/S, Class B	58,401	3,047,641
Orsted A/S(c)	29,662	3,237,446
Pandora A/S	21,722	1,125,504
Tryg A/S	98,882	2,997,246
Vestas Wind Systems A/S	42,469	4,237,233

		57,145,492

Egypt — 0.0%
Commercial International Bank Egypt SAE	317,406	1,709,171

Finland — 0.3%
Elisa OYJ	10,680	643,145
Fortum OYJ	112,731	2,730,938
Kone OYJ, Class B	45,208	2,918,798

Security	Shares	Value

Finland (continued)
Metso OYJ	37,589	$1,337,579
Neste OYJ	96,994	3,856,697
Nokia OYJ	1,130,435	4,409,048
Nokian Renkaat OYJ	15,059	405,695
Nordea Bank Abp	631,498	4,987,174
Orion OYJ, Class B	17,427	824,069
Sampo OYJ, Class A	104,337	4,725,646
Stora Enso OYJ, Class R	186,189	2,426,496
UPM-Kymmene OYJ	121,468	3,840,448
Wartsila OYJ Abp	123,015	1,509,802

		34,615,535

France — 3.2%
Accor SA	61,148	2,509,309
Aeroports de Paris	3,958	750,050
Air Liquide SA	90,574	13,123,917
Airbus SE	120,887	17,849,763
Alstom SA	60,014	3,188,371
Amundi SA(c)	5,897	478,693
Arkema SA	27,656	2,544,429
Atos SE	24,539	2,043,367
AXA SA	378,806	10,108,613
BioMerieux	5,187	514,180
BNP Paribas SA	211,691	11,271,166
Bollore SA	77,745	316,541
Bouygues SA	67,791	2,684,252
Bureau Veritas SA	19,279	532,202
Capgemini SE	36,784	4,579,840
Carrefour SA	144,562	2,451,917
Casino Guichard Perrachon SA	9,986	405,697
Cie. de Saint-Gobain	119,325	4,527,099
Cie. Generale des Etablissements Michelin SCA	38,451	4,474,198
Covivio	2,653	315,174
Credit Agricole SA	239,008	3,239,344
Danone SA	119,494	9,587,445
Dassault Systemes SE	23,166	4,022,891
Edenred	65,416	3,536,983
Eiffage SA	4,255	493,937
Electricite de France SA	104,421	1,290,850
Engie SA	372,308	6,419,929
EssilorLuxottica SA	55,564	8,266,583
Eurazeo SE	3,235	231,951
Eurofins Scientific SE(b)	2,278	1,226,897
Eutelsat Communications SA	29,661	445,229
Faurecia SE	12,420	594,185
Gecina SA	4,629	874,128
Getlink SE	154,144	2,724,617
Hermes International	6,453	4,838,513
Iliad SA(b)	6,780	891,864
Ingenico Group SA	16,189	1,887,357
Ipsen SA	5,489	407,555
Kering SA	15,730	9,674,754
Klepierre SA	33,966	1,156,712
Legrand SA	55,015	4,414,057
L’Oreal SA	51,284	14,316,218
LVMH Moet Hennessy Louis Vuitton SE	58,641	25,688,954
Natixis SA	115,175	487,956
Orange SA	403,100	5,720,192
Pernod Ricard SA	47,330	8,208,600
Peugeot SA	108,535	2,238,383
Publicis Groupe SA	53,208	2,360,374

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Remy Cointreau SA	869	$91,680
Renault SA	43,856	1,712,950
Safran SA	72,852	11,783,215
Sanofi	236,850	22,822,395
Sartorius Stedim Biotech	4,058	728,976
Schneider Electric SE	117,243	11,761,148
SCOR SE	24,167	1,029,227
SEB SA	2,245	288,846
SES SA	75,171	925,097
Societe Generale SA	139,066	4,503,952
Sodexo SA	9,498	995,730
STMicroelectronics NV	165,773	4,646,018
Suez	149,361	2,454,690
Teleperformance	7,649	1,922,498
Thales SA	18,284	2,010,429
TOTAL SA	487,664	23,857,254
Ubisoft Entertainment SA(a)	21,409	1,628,515
Unibail-Rodamco-Westfield	17,166	2,332,265
Unibail-Rodamco-Westfield, New	6,916	939,645
Valeo SA	58,471	1,744,351
Veolia Environnement SA	144,334	4,267,492
Vinci SA	99,933	11,096,727
Vivendi SA	195,716	5,370,259
Wendel SA	20,330	2,717,083
Worldline SA(a)(c)	23,169	1,636,838

		333,182,516

Germany — 2.3%
adidas AG	37,175	11,774,201
Allianz SE, Registered	89,097	21,312,450
Aroundtown SA	120,954	1,144,176
BASF SE	176,635	11,954,266
Bayer AG, Registered	189,464	15,337,874
Bayerische Motoren Werke AG	54,224	3,866,258
Beiersdorf AG	27,835	3,158,708
Brenntag AG	20,035	1,040,867
Carl Zeiss Meditec AG, Bearer	8,202	1,004,385
Commerzbank AG	250,611	1,444,181
Continental AG	20,932	2,387,884
Covestro AG(c)	48,223	2,038,764
Daimler AG, Registered	168,823	7,821,284
Delivery Hero SE(a)(c)	25,469	1,965,007
Deutsche Bank AG, Registered	406,795	3,734,513
Deutsche Boerse AG	43,194	7,038,931
Deutsche Lufthansa AG, Registered	42,420	650,146
Deutsche Post AG, Registered	201,173	7,039,329
Deutsche Telekom AG, Registered	644,984	10,439,951
Deutsche Wohnen SE	74,756	3,164,664
E.ON SE	414,294	4,701,396
Evonik Industries AG	26,987	740,796
Fraport AG Frankfurt Airport Services Worldwide	2,831	211,267
Fresenius Medical Care AG & Co. KGaA	45,387	3,505,763
Fresenius SE & Co. KGaA	88,199	4,508,357
GEA Group AG	42,008	1,261,128
Hannover Rueck SE	12,410	2,413,610
HeidelbergCement AG	44,300	3,008,436
Henkel AG & Co. KGaA	9,204	851,690
HOCHTIEF AG	1,892	219,316
Infineon Technologies AG	258,579	5,609,646
KION Group AG	10,657	669,632
Knorr-Bremse AG	3,395	370,628

Security	Shares	Value

Germany (continued)
LANXESS AG	29,507	$1,776,246
Merck KGaA	28,276	3,631,781
METRO AG	65,737	917,543
MTU Aero Engines AG	12,467	3,791,092
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	35,411	10,450,272
Puma SE	25,363	2,034,967
QIAGEN NV(a)	49,372	1,650,176
RWE AG	121,304	4,213,009
SAP SE	199,464	26,043,646
Siemens AG, Registered	157,968	19,543,718
Siemens Healthineers AG(c)	26,030	1,225,397
Symrise AG	19,399	1,998,022
Telefonica Deutschland Holding AG	100,383	304,031
thyssenkrupp AG(b)	96,976	1,199,889
TUI AG	80,095	821,845
Uniper SE	32,225	1,057,425
United Internet AG, Registered(d)	23,210	753,635
Vonovia SE	96,680	5,522,037
Wirecard AG(b)	24,155	3,565,574
Zalando SE(a)(c)	33,017	1,589,080

		238,478,889

Greece — 0.0%
Alpha Bank AE(a)	327,753	658,874
Eurobank Ergasias SA(a)	330,538	305,313
Hellenic Telecommunications Organization SA	5,628	84,199
Jumbo SA	71,617	1,457,953
National Bank of Greece SA(a)	77,625	248,093

		2,754,432

Hong Kong — 1.0%
AIA Group Ltd.	2,471,400	24,746,146
ASM Pacific Technology Ltd.	56,200	767,920
Bank of East Asia Ltd. (The)(b)	772,200	1,674,696
BeiGene Ltd., ADR(a)	8,055	1,227,260
BOC Hong Kong Holdings Ltd.	526,500	1,759,543
Budweiser Brewing Co. APAC Ltd.(a)(c)	203,900	619,717
CK Asset Holdings Ltd.	400,516	2,589,332
CK Hutchison Holdings Ltd.	421,516	3,761,936
CK Infrastructure Holdings Ltd.	86,500	607,123
CLP Holdings Ltd.	331,000	3,459,240
Dairy Farm International Holdings Ltd.	48,100	247,715
Galaxy Entertainment Group Ltd.	513,000	3,402,426
Haier Electronics Group Co. Ltd.	522,000	1,583,163
Hang Lung Properties Ltd.	996,000	2,098,489
Hang Seng Bank Ltd.	204,600	4,168,466
Henderson Land Development Co. Ltd.	299,003	1,355,446
HK Electric Investments & HK Electric Investments Ltd.	149,500	149,406
HKT Trust & HKT Ltd.	212,000	317,799
Hong Kong & China Gas Co. Ltd.	2,592,330	4,994,431
Hong Kong Exchanges & Clearing Ltd.	300,400	10,012,173
Hongkong Land Holdings Ltd.	132,600	706,758
Huishan Dairy(a)(e)	813,015	1,570
Jardine Matheson Holdings Ltd.	37,700	2,107,807
Jardine Strategic Holdings Ltd.	54,500	1,680,235
Kerry Properties Ltd.	65,500	184,313
Kingboard Laminates Holdings Ltd.	215,000	223,171
Link REIT	527,700	5,368,813
Melco Resorts & Entertainment Ltd., ADR	65,766	1,326,500

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
MTR Corp. Ltd.	244,500	$1,382,316
New World Development Co. Ltd.	1,765,666	2,230,703
Nine Dragons Paper Holdings Ltd.(b)	76,000	72,624
NWS Holdings Ltd.	878,000	1,137,514
Power Assets Holdings Ltd.	197,500	1,431,989
Sands China Ltd.	631,600	3,090,935
Sino Land Co. Ltd.	126,000	172,978
SJM Holdings Ltd.	201,000	227,018
SSY Group Ltd.	174,000	160,669
Sun Hung Kai Properties Ltd.	288,000	4,053,935
Swire Pacific Ltd., Class A	213,500	1,893,067
Swire Properties Ltd.	79,000	247,228
Techtronic Industries Co. Ltd.	372,000	3,015,802
Vitasoy International Holdings Ltd.(b)	136,000	494,791
WH Group Ltd.(c)	2,227,000	2,139,554
Wharf Real Estate Investment Co. Ltd.	453,200	2,363,791
Wheelock & Co. Ltd.	95,000	582,976
Wynn Macau Ltd.	212,000	446,666
Yue Yuen Industrial Holdings Ltd.	99,000	276,031

		106,562,181

Hungary — 0.0%
OTP Bank Nyrt	68,700	3,183,590

Indonesia — 0.2%
Adaro Energy Tbk PT	1,928,500	173,007
Astra International Tbk PT	5,207,600	2,421,696
Bank Central Asia Tbk PT	2,050,500	4,865,339
Bank Mandiri Persero Tbk PT	3,252,714	1,798,461
Bank Negara Indonesia Persero Tbk PT	2,509,388	1,323,149
Bank Rakyat Indonesia Persero Tbk PT	10,953,900	3,577,766
Barito Pacific Tbk PT	5,929,600	566,688
Charoen Pokphand Indonesia Tbk PT	1,769,545	861,770
Gudang Garam Tbk PT	74,400	303,893
Indah Kiat Pulp & Paper Corp. Tbk PT	435,400	215,229
Indocement Tunggal Prakarsa Tbk PT	569,600	687,232
Indofood Sukses Makmur Tbk PT	2,019,800	1,157,447
Kalbe Farma Tbk PT	8,405,900	880,296
Pabrik Kertas Tjiwi Kimia Tbk PT	269,100	179,334
Perusahaan Gas Negara Tbk PT	1,297,300	161,984
Semen Indonesia Persero Tbk PT	1,042,900	912,681
Telekomunikasi Indonesia Persero Tbk PT	7,815,600	2,174,975
Unilever Indonesia Tbk PT	2,881,400	1,677,564
United Tractors Tbk PT	543,306	763,931

		24,702,442

Ireland — 0.4%
AIB Group PLC	74,861	220,178
Bank of Ireland Group PLC	269,780	1,319,655
CRH PLC(a)	193,548	7,275,499
Flutter Entertainment PLC	18,666	2,120,281
Kerry Group PLC, Class A	39,279	5,018,893
Kingspan Group PLC	12,028	741,783
Linde PLC	114,628	23,284,386
Smurfit Kappa Group PLC	63,295	2,194,090
Steris PLC	9,524	1,435,171

		43,609,936

Israel — 0.2%
Azrieli Group Ltd.	2,457	181,686
Bank Hapoalim BM	114,423	987,134
Bank Leumi Le-Israel BM	167,484	1,210,798

Security	Shares	Value

Israel (continued)
Check Point Software Technologies Ltd.(a)(b)	19,146	$2,188,579
CyberArk Software Ltd.(a)(b)	7,890	1,090,635
Elbit Systems Ltd.	3,087	474,448
Israel Chemicals Ltd.	322,074	1,364,526
Israel Discount Bank Ltd., Class A	96,908	442,043
Mizrahi Tefahot Bank Ltd.	106,089	2,901,377
Nice Ltd.(a)	18,432	3,196,316
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	233,774	2,431,250
Wix.com Ltd.(a)	12,710	1,813,590

		18,282,382

Italy — 0.6%
Assicurazioni Generali SpA	204,476	3,987,033
Atlantia SpA	123,427	3,032,453
CNH Industrial NV	259,170	2,476,919
Davide Campari-Milano SpA	228,499	2,210,634
Enel SpA	1,454,689	12,662,941
Eni SpA	471,699	6,616,804
Ferrari NV	25,495	4,308,669
Intesa Sanpaolo SpA	2,610,307	6,495,654
Leonardo SpA	121,614	1,506,758
Mediobanca Banca di Credito Finanziario SpA	265,574	2,652,314
Moncler SpA	29,482	1,274,206
Pirelli & C SpA(c)	30,278	146,699
Poste Italiane SpA(c)	82,643	947,905
Prysmian SpA	43,363	964,942
Recordati SpA	38,040	1,628,484
Snam SpA	882,892	4,732,623
Telecom Italia SpA/Milano(a)	2,446,066	1,319,584
Tenaris SA	181,700	1,878,286
Terna Rete Elettrica Nazionale SpA	485,308	3,386,105
UniCredit SpA	356,114	4,768,108

		66,997,121

Japan — 7.1%
ABC-Mart Inc.	400	25,981
Acom Co. Ltd.	343,400	1,634,861
Advantest Corp.	40,300	2,182,599
Aeon Co. Ltd.	132,400	2,752,811
AGC Inc.	23,300	807,229
Air Water Inc.	17,100	239,970
Aisin Seiki Co. Ltd.	57,900	1,973,894
Ajinomoto Co. Inc.	123,000	2,048,392
Alfresa Holdings Corp.	20,800	427,380
Alps Alpine Co. Ltd.	76,900	1,420,435
Amada Holdings Co. Ltd.	10,600	113,741
Aozora Bank Ltd.	3,500	95,650
Asahi Group Holdings Ltd.	91,700	4,303,051
Asahi Intecc Co. Ltd.	39,200	1,101,296
Asahi Kasei Corp.	308,000	3,233,879
Astellas Pharma Inc.	350,400	6,305,810
Bandai Namco Holdings Inc.	43,700	2,571,561
Bridgestone Corp.	133,700	4,812,139
Brother Industries Ltd.	34,200	682,517
Canon Inc.	256,400	6,828,423
Casio Computer Co. Ltd.	62,400	1,179,661
Central Japan Railway Co.	36,900	7,348,678
Chubu Electric Power Co. Inc.	74,100	1,017,307
Chugai Pharmaceutical Co. Ltd.	52,800	5,487,770
Chugoku Electric Power Co. Inc. (The)	57,300	759,700
Coca-Cola Bottlers Japan Holdings Inc.	19,100	509,815

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Concordia Financial Group Ltd.	461,500	$1,784,089
Credit Saison Co. Ltd.	19,500	319,528
CyberAgent Inc.(b)	19,700	802,468
Dai Nippon Printing Co. Ltd.	42,900	1,205,245
Daicel Corp.	20,400	197,441
Daifuku Co. Ltd.	17,200	1,068,008
Dai-ichi Life Holdings Inc.	245,000	3,743,322
Daiichi Sankyo Co. Ltd.	122,000	8,375,716
Daikin Industries Ltd.	59,600	8,597,555
Daito Trust Construction Co. Ltd.	8,000	952,530
Daiwa House Industry Co. Ltd.	121,300	3,873,408
Daiwa House REIT Investment Corp.	1,068	2,852,664
Daiwa Securities Group Inc.	640,100	3,301,932
Denso Corp.	109,900	4,605,488
Dentsu Group Inc.	35,900	1,212,290
Disco Corp.	5,000	1,192,047
East Japan Railway Co.	76,000	6,801,679
Eisai Co. Ltd.	54,000	4,149,707
FamilyMart Co. Ltd.	64,800	1,439,668
FANUC Corp.	45,300	8,492,836
Fast Retailing Co. Ltd.	13,000	7,117,406
Fuji Electric Co. Ltd.	15,400	467,463
FUJIFILM Holdings Corp.	91,000	4,604,364
Fujitsu Ltd.	46,800	5,015,288
Fukuoka Financial Group Inc.	18,900	335,678
GMO Payment Gateway Inc.(b)	7,900	518,236
Hakuhodo DY Holdings Inc.	24,300	353,340
Hamamatsu Photonics KK	17,900	776,214
Hankyu Hanshin Holdings Inc.	20,200	833,086
Hikari Tsushin Inc.	3,900	971,896
Hirose Electric Co. Ltd.	4,000	507,450
Hisamitsu Pharmaceutical Co. Inc.	6,800	352,595
Hitachi Chemical Co. Ltd.	20,700	877,580
Hitachi High-Technologies Corp.	11,000	803,801
Hitachi Ltd.	213,800	8,344,088
Hitachi Metals Ltd.	26,900	422,418
Honda Motor Co. Ltd.	330,300	8,627,387
Hoshizaki Corp.	9,800	913,226
Hoya Corp.	89,200	8,723,716
Hulic Co. Ltd.	17,300	212,928
Idemitsu Kosan Co. Ltd.	33,200	846,962
IHI Corp.	20,900	506,953
Inpex Corp.	180,400	1,715,202
Isetan Mitsukoshi Holdings Ltd.	24,500	194,626
Isuzu Motors Ltd.	74,500	751,289
ITOCHU Corp.	329,500	7,806,947
Itochu Techno-Solutions Corp.	10,300	308,378
J Front Retailing Co. Ltd.	15,400	188,974
Japan Airport Terminal Co. Ltd.	8,200	386,603
Japan Exchange Group Inc.	78,500	1,436,952
Japan Post Holdings Co. Ltd.	322,000	2,959,899
Japan Post Insurance Co. Ltd.	19,200	328,252
Japan Prime Realty Investment Corp.	83	383,660
Japan Real Estate Investment Corp.	117	853,873
Japan Retail Fund Investment Corp.	438	936,334
Japan Tobacco Inc.	256,400	5,478,825
JFE Holdings Inc.	125,200	1,519,011
JGC Holdings Corp.	27,800	409,619
JSR Corp.	26,100	478,245
JTEKT Corp.	132,300	1,445,248

Security	Shares	Value

Japan (continued)
JXTG Holdings Inc.	748,680	$3,238,282
Kajima Corp.	50,900	660,289
Kakaku.com Inc.	45,200	1,199,384
Kansai Electric Power Co. Inc. (The)	188,500	2,135,701
Kansai Paint Co. Ltd.	33,500	817,835
Kao Corp.	108,500	8,791,318
Kawasaki Heavy Industries Ltd.	6,700	135,811
KDDI Corp.	371,200	11,202,613
Keihan Holdings Co. Ltd.	10,800	494,736
Keikyu Corp.	111,900	2,091,705
Keio Corp.	19,000	1,100,890
Keisei Electric Railway Co. Ltd.	15,600	571,407
Keyence Corp.	41,600	14,343,239
Kikkoman Corp.	23,700	1,174,231
Kintetsu Group Holdings Co. Ltd.	62,900	3,348,554
Kirin Holdings Co. Ltd.	181,500	4,039,939
Kobayashi Pharmaceutical Co. Ltd.	8,000	656,179
Koito Manufacturing Co. Ltd.	11,500	510,887
Komatsu Ltd.	199,500	4,540,910
Konami Holdings Corp.	15,100	590,709
Konica Minolta Inc.	83,300	522,618
Kose Corp.	5,500	747,474
Kubota Corp.	227,600	3,654,914
Kuraray Co. Ltd.	39,300	484,066
Kyocera Corp.	77,000	5,167,671
Kyowa Kirin Co. Ltd.	41,900	999,708
Kyushu Electric Power Co. Inc.	172,400	1,431,563
Kyushu Railway Co.	21,900	724,376
Lawson Inc.	4,900	286,626
LINE Corp.(a)	13,200	652,784
Lion Corp.	81,600	1,575,008
LIXIL Group Corp.	50,800	860,532
M3 Inc.	92,300	2,742,132
Makita Corp.	33,000	1,295,521
Marubeni Corp.	566,900	4,159,237
Marui Group Co. Ltd.	29,800	699,187
Maruichi Steel Tube Ltd.	1,400	39,526
Mazda Motor Corp.	233,100	2,008,723
Medipal Holdings Corp.	12,900	278,031
MEIJI Holdings Co. Ltd.	25,600	1,823,426
Mercari Inc.(a)(b)	14,900	264,360
MINEBEA MITSUMI Inc.	105,700	2,131,847
MISUMI Group Inc.	85,500	2,185,916
Mitsubishi Chemical Holdings Corp.	366,500	2,705,171
Mitsubishi Corp.	319,800	8,329,523
Mitsubishi Electric Corp.	330,300	4,708,341
Mitsubishi Estate Co. Ltd.	249,400	4,951,873
Mitsubishi Gas Chemical Co. Inc.	5,700	88,878
Mitsubishi Heavy Industries Ltd.	83,800	3,111,235
Mitsubishi Materials Corp.	8,100	207,984
Mitsubishi Motors Corp.	330,900	1,260,891
Mitsubishi UFJ Financial Group Inc.	2,419,500	12,690,739
Mitsui & Co. Ltd.	432,700	7,826,806
Mitsui Chemicals Inc.	9,700	219,712
Mitsui Fudosan Co. Ltd.	136,100	3,655,996
Mitsui OSK Lines Ltd.	15,700	389,512
Mizuho Financial Group Inc.	5,174,500	7,758,050
MonotaRO Co. Ltd.	22,000	542,363
MS&AD Insurance Group Holdings Inc.	140,500	4,740,587
Murata Manufacturing Co. Ltd.	126,900	7,408,988

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nabtesco Corp.	12,800	$381,455
Nagoya Railroad Co. Ltd.	17,700	525,031
NEC Corp.	48,500	2,201,596
Nexon Co. Ltd.(a)	116,400	1,594,815
NGK Spark Plug Co. Ltd.	11,400	204,787
NH Foods Ltd.	11,400	507,496
Nidec Corp.	56,000	7,254,140
Nikon Corp.	48,100	594,233
Nintendo Co. Ltd.	24,300	9,140,665
Nippon Building Fund Inc.	177	1,433,833
Nippon Express Co. Ltd.	10,200	543,009
Nippon Paint Holdings Co. Ltd.	28,300	1,378,641
Nippon Prologis REIT Inc.	1,129	3,249,970
Nippon Shinyaku Co. Ltd.	6,200	559,450
Nippon Steel Corp.	191,134	2,707,813
Nippon Telegraph & Telephone Corp.	296,000	7,609,946
Nippon Yusen KK	15,100	247,150
Nissan Chemical Corp.	19,100	807,985
Nissan Motor Co. Ltd.	553,100	3,059,311
Nisshin Seifun Group Inc.	27,000	467,832
Nissin Foods Holdings Co. Ltd.	6,700	510,606
Nitori Holdings Co. Ltd.	13,300	2,084,241
Nitto Denko Corp.	47,800	2,729,917
Nomura Holdings Inc.	718,200	3,752,518
Nomura Real Estate Holdings Inc.	5,200	129,778
Nomura Real Estate Master Fund Inc.	1,913	3,367,628
Nomura Research Institute Ltd.	65,500	1,462,472
NSK Ltd.	28,000	240,513
NTT Data Corp.	81,500	1,169,281
NTT DOCOMO Inc.	264,820	7,591,417
Obayashi Corp.	62,600	700,593
Obic Co. Ltd.	10,900	1,509,517
Odakyu Electric Railway Co. Ltd.	46,300	1,040,613
Oji Holdings Corp.	97,200	507,591
Olympus Corp.	249,600	4,109,528
Omron Corp.	29,800	1,762,403
Ono Pharmaceutical Co. Ltd.	96,700	2,265,716
Oracle Corp. Japan	6,600	580,929
Oriental Land Co. Ltd.	46,600	6,131,070
ORIX Corp.	310,500	5,322,775
Orix JREIT Inc.	368	778,543
Osaka Gas Co. Ltd.	39,300	673,341
Otsuka Corp.	17,100	678,415
Otsuka Holdings Co. Ltd.	88,200	3,998,031
Pan Pacific International Holdings Corp.	76,500	1,247,179
Panasonic Corp.	468,500	4,763,454
Park24 Co. Ltd.	14,300	363,487
PeptiDream Inc.(a)	25,100	1,213,489
Persol Holdings Co. Ltd.	32,200	589,722
Pigeon Corp.	20,100	726,037
Pola Orbis Holdings Inc.	9,400	207,887
Rakuten Inc.(a)	199,700	1,577,185
Recruit Holdings Co. Ltd.	266,000	10,562,938
Renesas Electronics Corp.(a)	204,800	1,343,477
Resona Holdings Inc.	639,400	2,689,509
Ricoh Co. Ltd.	118,100	1,371,849
Rohm Co. Ltd.	14,800	1,099,230
Ryohin Keikaku Co. Ltd.	41,600	706,991
Santen Pharmaceutical Co. Ltd.	55,900	1,060,390
SBI Holdings Inc.	69,330	1,649,054

Security	Shares	Value

Japan (continued)
Secom Co. Ltd.	51,200	$4,588,325
Sega Sammy Holdings Inc.	24,800	342,992
Seibu Holdings Inc.	11,800	186,279
Seiko Epson Corp.	44,400	663,634
Sekisui Chemical Co. Ltd.	26,500	450,611
Sekisui House Ltd.	76,700	1,670,791
Seven & i Holdings Co. Ltd.	167,000	6,497,569
Seven Bank Ltd.	409,500	1,239,249
SG Holdings Co. Ltd.	20,100	431,171
Sharp Corp.	38,800	544,850
Shimadzu Corp.	42,200	1,214,781
Shimamura Co. Ltd.	1,900	144,799
Shimano Inc.	12,700	1,975,569
Shimizu Corp.	55,900	584,349
Shin-Etsu Chemical Co. Ltd.	71,600	8,399,631
Shinsei Bank Ltd.	14,900	232,329
Shionogi & Co. Ltd.	66,200	4,009,808
Shiseido Co. Ltd.	79,400	5,191,750
Shizuoka Bank Ltd. (The)	33,300	238,724
Showa Denko KK	19,900	491,143
SMC Corp.	11,200	4,983,863
Softbank Corp.	330,300	4,559,015
SoftBank Group Corp.	327,800	13,682,403
Sohgo Security Services Co. Ltd.	7,700	405,656
Sompo Holdings Inc.	76,700	2,924,769
Sony Corp.	264,800	18,856,174
Sony Financial Holdings Inc.	21,300	500,737
Square Enix Holdings Co. Ltd.	17,500	868,663
Stanley Electric Co. Ltd.	4,200	110,672
Subaru Corp.	132,400	3,371,537
SUMCO Corp.	46,100	740,084
Sumitomo Chemical Co. Ltd.	645,300	2,810,182
Sumitomo Corp.	278,500	4,208,913
Sumitomo Dainippon Pharma Co. Ltd.	29,700	521,466
Sumitomo Electric Industries Ltd.	269,900	3,685,492
Sumitomo Metal Mining Co. Ltd.	31,000	904,959
Sumitomo Mitsui Financial Group Inc.	319,200	11,438,601
Sumitomo Mitsui Trust Holdings Inc.	95,208	3,586,606
Sumitomo Realty & Development Co. Ltd.	36,400	1,360,151
Sundrug Co. Ltd.	5,900	203,045
Suntory Beverage & Food Ltd.	16,000	685,704
Suzuken Co. Ltd.	10,300	402,459
Suzuki Motor Corp.	69,700	3,235,968
Sysmex Corp.	38,400	2,797,848
T&D Holdings Inc.	181,200	1,991,135
Taiheiyo Cement Corp.	14,000	385,441
Taisei Corp.	25,300	1,029,414
Taiyo Nippon Sanso Corp.	25,800	575,343
Takeda Pharmaceutical Co. Ltd.	320,734	12,508,582
TDK Corp.	29,800	3,263,607
Terumo Corp.	146,500	5,385,026
THK Co. Ltd.	12,300	319,572
Tobu Railway Co. Ltd.	22,500	803,386
Toho Co. Ltd.	16,300	608,327
Toho Gas Co. Ltd.	8,500	332,910
Tohoku Electric Power Co. Inc.	231,200	2,192,864
Tokio Marine Holdings Inc.	166,200	9,177,534
Tokyo Century Corp.	4,300	224,551
Tokyo Electric Power Co. Holdings Inc.(a)	416,500	1,671,610
Tokyo Electron Ltd.	35,700	8,069,844

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Gas Co. Ltd.	121,700	$2,703,821
Tokyu Corp.	68,500	1,221,036
Tokyu Fudosan Holdings Corp.	47,900	342,948
Toppan Printing Co. Ltd.	44,800	907,698
Toray Industries Inc.	317,300	2,123,042
Toshiba Corp.	110,500	3,568,298
Tosoh Corp.	22,100	320,739
TOTO Ltd.	21,500	897,610
Toyo Seikan Group Holdings Ltd.	18,600	321,941
Toyo Suisan Kaisha Ltd.	2,400	101,859
Toyota Industries Corp.	4,100	226,969
Toyota Motor Corp.	486,500	34,346,985
Toyota Tsusho Corp.	21,600	764,276
Trend Micro Inc.(a)	22,300	1,185,109
Tsuruha Holdings Inc.	5,500	681,506
Unicharm Corp.	85,100	2,961,639
United Urban Investment Corp.	462	828,220
USS Co. Ltd.	111,100	2,050,099
Welcia Holdings Co. Ltd.	8,700	484,025
West Japan Railway Co.	16,200	1,386,159
Yakult Honsha Co. Ltd.	14,400	737,371
Yamada Denki Co. Ltd.	18,500	94,049
Yamaha Corp.	38,000	1,984,407
Yamaha Motor Co. Ltd.	34,100	648,745
Yamato Holdings Co. Ltd.	52,200	854,869
Yamazaki Baking Co. Ltd.	15,600	300,529
Yaskawa Electric Corp.	61,400	2,195,184
Yokogawa Electric Corp.	31,000	553,730
Z Holdings Corp.	546,100	2,206,872
ZOZO Inc.	29,100	489,452

		742,232,823

Malaysia — 0.2%
AirAsia Group Bhd	1,261,900	440,341
Axiata Group Bhd	307,300	322,448
CIMB Group Holdings Bhd	1,248,400	1,501,857
Dialog Group Bhd	1,643,100	1,311,112
DiGi.Com Bhd	1,248,400	1,288,612
Gamuda Bhd	189,100	178,118
Genting Bhd	854,200	1,146,437
Genting Malaysia Bhd	272,400	200,744
Genting Plantations Bhd	527,900	1,352,599
Hartalega Holdings Bhd	148,600	214,669
Hong Leong Bank Bhd	199,600	779,307
Hong Leong Financial Group Bhd	322,000	1,268,199
IHH Healthcare Bhd	1,019,800	1,418,463
Malaysia Airports Holdings Bhd	337,600	555,252
Maxis Bhd(b)	854,200	1,106,833
Petronas Chemicals Group Bhd	323,800	489,098
Petronas Gas Bhd	345,500	1,348,951
PPB Group Bhd	122,000	554,329
Press Metal Aluminium Holdings Bhd(b)	604,100	719,377
Public Bank Bhd	395,270	1,794,051
RHB Capital Bhd(a)(e)	146,400	0	(f)
Telekom Malaysia Bhd	325,600	306,690
Tenaga Nasional Bhd	395,000	1,201,000
Top Glove Corp. Bhd	196,300	280,223
YTL Corp. Bhd	2,003,700	437,607

		20,216,317

Security	Shares	Value

Mexico — 0.3%
Alfa SAB de CV, Class A	1,463,700	$1,094,023
Alsea SAB de CV(a)	38,700	93,610
America Movil SAB de CV, Series L, NVS	6,493,000	5,385,092
Cemex SAB de CV, CPO, NVS	4,529,754	1,819,755
Coca-Cola Femsa SAB de CV	22,900	139,133
Fibra Uno Administracion SA de CV	573,900	940,725
Fomento Economico Mexicano SAB de CV	528,200	4,756,815
Grupo Aeroportuario del Pacifico SAB de CV, Series B	67,400	832,043
Grupo Aeroportuario del Sureste SAB de CV, Class B	30,215	579,880
Grupo Bimbo SAB de CV, Series A	78,400	140,115
Grupo Carso SAB de CV, Series A1	21,000	75,628
Grupo Financiero Banorte SAB de CV, Class O	593,800	3,643,844
Grupo Financiero Inbursa SAB de CV, Class O	128,200	145,629
Grupo Mexico SAB de CV, Series B	839,128	2,238,207
Grupo Televisa SAB, CPO	597,200	1,320,482
Industrias Penoles SAB de CV	22,320	232,863
Infraestructura Energetica Nova SAB de CV	62,500	293,239
Kimberly-Clark de Mexico SAB de CV, Class A	105,700	217,736
Megacable Holdings SAB de CV, CPO	7,100	26,388
Orbia Advance Corp. SAB de CV	480,123	1,122,013
Promotora y Operadora de Infraestructura SAB de CV	7,150	77,048
Wal-Mart de Mexico SAB de CV	1,190,100	3,450,523

		28,624,791

Netherlands — 1.1%
ABN AMRO Bank NV, CVA(c)	43,779	762,670
Adyen NV(a)(c)	2,111	1,944,050
Aegon NV	524,091	2,130,947
AerCap Holdings NV(a)	37,428	2,118,799
Akzo Nobel NV	54,442	5,146,374
Altice Europe NV(a)	125,954	811,810
ArcelorMittal SA	152,419	2,255,972
ASML Holding NV	86,957	24,500,997
EXOR NV	10,750	793,892
Heineken Holding NV	1,185	116,745
Heineken NV	60,511	6,593,172
ING Groep NV	682,250	7,428,384
Koninklijke Ahold Delhaize NV	236,056	5,807,460
Koninklijke DSM NV	38,062	4,652,489
Koninklijke KPN NV	886,690	2,489,002
Koninklijke Philips NV	190,312	8,731,417
Koninklijke Vopak NV	28,527	1,529,467
NN Group NV	106,144	3,693,545
NXP Semiconductors NV	59,682	7,571,259
Prosus NV(a)	91,825	6,637,837
Randstad NV	16,212	933,521
Unilever NV	261,328	15,262,118
Wolters Kluwer NV	69,314	5,217,193

		117,129,120

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	153,055	1,485,743
Auckland International Airport Ltd.	431,411	2,414,973
Fisher & Paykel Healthcare Corp. Ltd.	181,051	2,729,994
Fletcher Building Ltd.	86,072	309,143
Ryman Healthcare Ltd.	39,729	423,968
Spark New Zealand Ltd.	194,272	585,870

		7,949,691

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway — 0.2%
Aker BP ASA	14,425	$408,754
DNB ASA	186,569	3,275,857
Equinor ASA	203,047	3,681,931
Gjensidige Forsikring ASA	9,888	215,614
Mowi ASA	77,691	1,855,926
Norsk Hydro ASA	192,615	606,193
Orkla ASA	267,808	2,585,749
Schibsted ASA, Class B	18,679	530,918
Telenor ASA	156,900	2,841,725
Yara International ASA	54,996	2,001,091

		18,003,758

Pakistan — 0.0%
Habib Bank Ltd.	125,200	132,091
MCB Bank Ltd.	198,600	270,726
Oil & Gas Development Co. Ltd.	264,800	236,318

		639,135

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR	76,242	985,809
Credicorp Ltd.	14,527	3,000,988
Southern Copper Corp.	7,100	267,528

		4,254,325

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	640,230	620,959
Aboitiz Power Corp.	596,300	379,506
Ayala Corp.	3,440	49,167
Ayala Land Inc.	1,842,500	1,507,928
Bank of the Philippine Islands	531,984	863,441
BDO Unibank Inc.	779,715	2,270,270
GT Capital Holdings Inc.	7,390	98,136
International Container Terminal Services Inc.	91,990	235,269
JG Summit Holdings Inc.	373,990	515,772
Jollibee Foods Corp.	301,010	1,132,267
Metropolitan Bank & Trust Co.	391,730	441,977
PLDT Inc.	6,570	128,737
Security Bank Corp.	187,290	652,180
SM Prime Holdings Inc.	3,036,525	2,323,841
Universal Robina Corp.	46,110	131,536

		11,350,986

Poland — 0.1%
Bank Millennium SA(a)	325,842	498,976
Bank Polska Kasa Opieki SA	60,576	1,545,731
CCC SA	3,955	98,851
CD Projekt SA	12,080	876,971
Cyfrowy Polsat SA	164,678	1,154,756
Dino Polska SA(a)(c)	3,536	148,133
Grupa Lotos SA	8,230	163,244
KGHM Polska Miedz SA(a)	52,496	1,234,261
LPP SA	91	198,588
mBank SA(a)	6,681	639,345
Orange Polska SA(a)	25,646	46,314
PGE Polska Grupa Energetyczna SA(a)	27,736	49,052
Polski Koncern Naftowy ORLEN SA	46,128	899,739
Powszechna Kasa Oszczednosci Bank Polski SA	224,565	1,980,528
Powszechny Zaklad Ubezpieczen SA	37,824	392,189

		9,926,678

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(e)	3	0	(f)
EDP — Energias de Portugal SA	832,916	4,175,823
Galp Energia SGPS SA	46,974	710,052

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	74,311	$1,280,153

		6,166,028

Qatar — 0.1%
Commercial Bank PSQC (The)	109,773	143,823
Industries Qatar QSC	44,839	121,901
Masraf Al Rayan QSC	2,554,066	2,872,244
Mesaieed Petrochemical Holding Co.	867,344	518,475
Ooredoo QPSC	549,684	1,039,772
Qatar Insurance Co. SAQ	1,217,284	1,053,278
Qatar Islamic Bank SAQ	111,844	509,825
Qatar National Bank QPSC	838,692	4,679,240

		10,938,558

Russia — 0.5%
Alrosa PJSC	279,410	350,622
Gazprom PJSC	2,208,390	7,833,388
Inter RAO UES PJSC	4,841,000	438,188
LUKOIL PJSC	86,022	8,816,705
Magnit PJSC, GDR(d)	58,477	795,287
MMC Norilsk Nickel PJSC	15,852	5,159,050
Mobile TeleSystems PJSC, ADR	179,251	1,826,568
Novatek PJSC, GDR(d)	20,907	3,763,260
Novolipetsk Steel PJSC	81,290	175,525
PhosAgro PJSC, GDR(d)	175,697	2,229,595
Polyus PJSC	3,750	458,516
Rosneft Oil Co. PJSC	134,440	1,010,751
Sberbank of Russia PJSC	1,941,538	7,661,492
Sberbank of Russia PJSC, New, ADR	71,130	1,138,080
Severstal PJSC	5,257	74,967
Surgutneftegas PJSC	3,093,210	2,228,508
Tatneft PJSC, ADR	52,928	3,804,465
VTB Bank PJSC	176,150,000	127,886
X5 Retail Group NV, GDR	12,317	450,002

		48,342,855

Saudi Arabia — 0.3%
Al Rajhi Bank	203,419	3,599,952
Alinma Bank	492,967	3,402,944
Almarai Co. JSC	137,393	1,739,384
Arab National Bank	51,806	366,591
Bank AlBilad	20,845	151,393
Bank Al-Jazira	695,026	2,786,032
Banque Saudi Fransi	182,306	1,802,653
Co for Cooperative Insurance (The)(a)	7,781	155,537
Dar Al Arkan Real Estate Development Co.(a)	53,182	139,333
Etihad Etisalat Co.(a)	43,111	302,765
National Commercial Bank	177,428	2,220,214
Riyad Bank	375,565	2,358,292
Sahara International Petrochemical Co.	57,299	263,893
Samba Financial Group	340,653	2,751,009
Saudi Arabian Fertilizer Co.	79,658	1,592,311
Saudi Arabian Mining Co.(a)	65,420	748,006
Saudi Basic Industries Corp.	62,300	1,452,892
Saudi British Bank (The)	109,990	936,615
Saudi Cement Co.	10,209	183,392
Saudi Electricity Co.	334,277	1,767,605
Saudi Industrial Investment Group	33,943	213,501
Saudi Kayan Petrochemical Co.(a)	28,994	76,890
Saudi Telecom Co.	113,264	2,756,131
Savola Group (The)(a)	38,016	362,226

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Yanbu National Petrochemical Co.	23,046	$323,700

		32,453,261

Singapore — 0.4%
Ascendas REIT	2,730,758	6,302,211
BOC Aviation Ltd.(c)	26,800	247,813
CapitaLand Commercial Trust	147,600	222,768
CapitaLand Ltd.	1,333,500	3,536,721
CapitaLand Mall Trust	2,091,300	3,861,144
City Developments Ltd.	15,900	123,482
ComfortDelGro Corp. Ltd.	295,600	469,963
DBS Group Holdings Ltd.	322,000	5,985,156
Genting Singapore Ltd.	2,340,200	1,474,520
Jardine Cycle & Carriage Ltd.	17,700	378,924
Keppel Corp. Ltd.	558,000	2,730,925
Mapletree Commercial Trust	133,700	230,196
Oversea-Chinese Banking Corp. Ltd.(b)	439,400	3,486,484
Singapore Press Holdings Ltd.	219,800	325,296
Singapore Telecommunications Ltd.	984,900	2,381,251
United Overseas Bank Ltd.	181,000	3,402,784
Venture Corp. Ltd.	50,200	600,605
Wilmar International Ltd.	196,000	561,477
Yangzijiang Shipbuilding Holdings Ltd.	392,500	273,189

		36,594,909

South Africa — 0.5%
Absa Group Ltd.	76,986	705,421
Anglo American Platinum Ltd.	8,972	717,485
AngloGold Ashanti Ltd.	76,306	1,545,401
Aspen Pharmacare Holdings Ltd.(a)	67,926	525,493
Bid Corp. Ltd.	101,422	2,246,572
Bidvest Group Ltd. (The)	25,900	357,432
Capitec Bank Holdings Ltd.	15,715	1,410,364
Clicks Group Ltd.	39,154	637,657
Discovery Ltd.	44,826	349,595
Exxaro Resources Ltd.	25,271	205,157
FirstRand Ltd.	809,472	3,119,269
Fortress REIT Ltd., Series A	39,098	48,092
Foschini Group Ltd. (The)	6,850	62,931
Gold Fields Ltd.	199,555	1,301,009
Growthpoint Properties Ltd.	1,292,016	1,816,635
Impala Platinum Holdings Ltd.(a)	150,680	1,421,462
Kumba Iron Ore Ltd.	6,650	154,968
Momentum Metropolitan Holdings	809,247	1,078,492
Mr. Price Group Ltd.	79,082	896,925
MTN Group Ltd.	350,428	1,887,468
MultiChoice Group Ltd.(a)	128,038	911,405
Naspers Ltd., Class N	90,341	14,820,754
Nedbank Group Ltd.	104,414	1,362,370
NEPI Rockcastle PLC	55,915	460,382
Northam Platinum Ltd.(a)	48,921	409,939
Old Mutual Ltd.	1,281,583	1,478,142
Pick n Pay Stores Ltd.	17,306	74,937
PSG Group Ltd.	89,251	1,274,844
Redefine Properties Ltd.	2,784,358	1,334,680
Reinet Investments SCA	27,553	592,593
Remgro Ltd.	46,130	561,267
RMB Holdings Ltd.	59,352	291,745
Sanlam Ltd.	621,835	3,064,505
Sasol Ltd.	129,809	2,069,830
Shoprite Holdings Ltd.	76,381	596,097

Security	Shares	Value

South Africa (continued)
Sibanye Gold Ltd.(a)(b)	427,424	$1,113,619
Standard Bank Group Ltd.	293,514	3,081,608
Vodacom Group Ltd.	77,725	607,571
Woolworths Holdings Ltd.	280,181	828,990

		55,423,106

South Korea — 1.3%
Amorepacific Corp.(b)	7,853	1,238,716
AMOREPACIFIC Group	8,927	540,781
BGF retail Co. Ltd.	3,395	470,005
Celltrion Healthcare Co. Ltd.(a)	8,936	428,862
Celltrion Inc.(a)(b)	19,738	2,732,517
CJ CheilJedang Corp.	3,372	671,939
CJ Corp.	9,627	668,805
CJ ENM Co. Ltd.	5,036	583,945
CJ Logistics Corp.(a)	724	88,689
Daelim Industrial Co. Ltd.	1,665	113,156
DB Insurance Co. Ltd.	4,533	161,642
Fila Holdings Corp.	8,863	328,686
GS Engineering & Construction Corp.	28,670	673,541
GS Retail Co. Ltd.	16,887	561,790
Hana Financial Group Inc.	73,961	2,060,247
Hankook Tire & Technology Co. Ltd.	22,918	551,870
Hanmi Pharm Co. Ltd.	2,297	541,559
Hanwha Corp.	54,597	996,337
HDC Holdings Co. Ltd.	1	8
Helixmith Co. Ltd.(a)	4,154	269,068
Hotel Shilla Co. Ltd.	2,902	212,808
Hyundai Engineering & Construction Co. Ltd.	11,194	358,779
Hyundai Glovis Co. Ltd.	6,609	815,139
Hyundai Heavy Industries Holdings Co. Ltd.	3,627	832,307
Hyundai Marine & Fire Insurance Co. Ltd.	30,274	558,819
Hyundai Mobis Co. Ltd.	13,112	2,524,818
Hyundai Motor Co.	31,446	3,298,024
Hyundai Steel Co.	28,167	668,814
Kakao Corp.(a)	9,299	1,240,543
Kangwon Land Inc.	7,998	184,876
KB Financial Group Inc.(a)	71,856	2,649,722
KCC Corp.	3,318	560,957
Kia Motors Corp.	50,487	1,732,532
KMW Co. Ltd.(a)(b)	5,285	219,719
Korea Aerospace Industries Ltd.	22,882	577,882
Korea Electric Power Corp.(a)	53,028	1,127,877
Korea Investment Holdings Co. Ltd.	2,496	139,266
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)(b)	10,246	980,026
Korea Zinc Co. Ltd.	3,841	1,224,634
KT&G Corp.(a)	23,639	1,886,201
LG Chem Ltd.(b)	9,030	2,557,054
LG Corp.	39,305	2,318,363
LG Display Co. Ltd.(a)	83,704	1,081,547
LG Electronics Inc.	26,164	1,446,665
LG Household & Health Care Ltd.	2,451	2,587,035
LG Innotek Co. Ltd.	1,380	175,995
Lotte Chemical Corp.	6,014	956,205
Lotte Corp.	22,203	657,604
Lotte Shopping Co. Ltd.	3,303	320,088
Medy-Tox Inc.	211	57,519
Mirae Asset Daewoo Co. Ltd.	315,739	1,825,265
NAVER Corp.	30,240	4,554,331
NCSoft Corp.	3,829	2,043,247

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Netmarble Corp.(a)(c)	2,980	$224,028
OCI Co. Ltd.	8,790	411,530
Orion Corp.	7,996	687,662
Ottogi Corp.	1,823	775,484
Pearl Abyss Corp.(a)	931	141,855
POSCO	13,744	2,548,495
POSCO Chemical Co. Ltd.	1,438	69,255
Samsung Biologics Co. Ltd.(a)(c)	4,022	1,634,987
Samsung C&T Corp.	24,857	2,262,856
Samsung Electro-Mechanics Co. Ltd.	9,464	992,575
Samsung Electronics Co. Ltd.	977,636	46,263,096
Samsung Engineering Co. Ltd.(a)	10,770	155,877
Samsung Fire & Marine Insurance Co. Ltd.	9,866	1,746,634
Samsung Heavy Industries Co. Ltd.(a)	40,512	226,039
Samsung SDI Co. Ltd.	12,508	2,896,512
Samsung SDS Co. Ltd.	3,696	601,606
Shinhan Financial Group Co. Ltd.(a)	74,598	2,450,402
Shinsegae Inc.	134	30,019
SK Holdings Co. Ltd.	9,065	1,791,171
SK Hynix Inc.	112,306	8,810,346
SK Innovation Co. Ltd.	14,237	1,552,888
SK Telecom Co. Ltd.	7,062	1,359,843
S-Oil Corp.	6,114	390,894
Woongjin Coway Co. Ltd.	15,576	1,147,437
Woori Financial Group Inc.	108,196	921,416

		136,149,731

Spain — 0.8%
ACS Actividades de Construccion y Servicios SA	78,666	2,617,946
Aena SME SA(c)	8,705	1,612,476
Amadeus IT Group SA	96,538	7,576,567
Banco Bilbao Vizcaya Argentaria SA	1,169,006	6,048,008
Banco de Sabadell SA	1,482,855	1,337,646
Banco Santander SA	3,269,935	12,878,782
Bankia SA	506,584	921,532
Bankinter SA	89,777	582,420
CaixaBank SA	876,610	2,564,653
Cellnex Telecom SA(c)	45,524	2,266,201
Ferrovial SA	143,330	4,552,307
Grifols SA	75,996	2,551,829
Iberdrola SA	1,225,749	13,407,164
Iberdrola SA, New(a)	24,330	266,121
Industria de Diseno Textil SA	217,492	7,319,920
Naturgy Energy Group SA	47,033	1,240,503
Red Electrica Corp. SA	163,583	3,269,434
Repsol SA	342,019	4,724,553
Siemens Gamesa Renewable Energy SA	42,897	684,791
Telefonica SA	875,266	5,925,547

		82,348,400

Sweden — 0.7%
Alfa Laval AB	39,556	989,039
Assa Abloy AB, Class B	210,062	4,997,299
Atlas Copco AB, Class A	204,272	7,248,009
Boliden AB	69,560	1,654,807
Electrolux AB, Series B	71,932	1,706,759
Epiroc AB, Class A	235,103	2,724,552
Essity AB, Class B	123,441	3,918,904
Hennes & Mauritz AB, Class B	165,439	3,632,787
Hexagon AB, Class B	63,085	3,437,436
Husqvarna AB, Class B	37,660	284,131

Security	Shares	Value

Sweden (continued)
ICA Gruppen AB	12,400	$545,213
Industrivarden AB, Class C	10,332	243,651
Investor AB, Class B	101,753	5,576,085
Kinnevik AB, Class B	37,902	915,438
Lundin Petroleum AB	54,018	1,645,426
Millicom International Cellular SA, SDR	21,665	1,023,612
Sandvik AB	242,469	4,431,213
Securitas AB, Class B	12,095	190,423
Skandinaviska Enskilda Banken AB, Class A	312,354	3,086,386
Skanska AB, Class B	55,862	1,292,424
SKF AB, Class B	158,098	2,898,323
Svenska Handelsbanken AB, Class A	288,752	2,836,397
Swedbank AB, Class A	195,626	3,008,882
Swedish Match AB	30,555	1,728,945
Tele2 AB, Class B	67,201	1,013,734
Telefonaktiebolaget LM Ericsson, Class B	638,879	5,021,603
Telia Co. AB	635,978	2,721,760
Volvo AB, Class B	281,944	4,835,256

		73,608,494

Switzerland — 2.8%
ABB Ltd., Registered	350,645	8,183,959
Adecco Group AG, Registered	43,111	2,534,495
Alcon Inc.(a)	79,024	4,665,485
Baloise Holding AG, Registered	5,459	986,576
Barry Callebaut AG, Registered	1,158	2,564,662
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	244	2,045,456
Cie. Financiere Richemont SA, Registered	99,916	7,318,229
Clariant AG, Registered	30,395	684,829
Coca-Cola HBC AG	61,083	2,243,277
Credit Suisse Group AG, Registered	427,645	5,416,231
Dufry AG, Registered	4,682	406,523
EMS-Chemie Holding AG, Registered	884	579,281
Geberit AG, Registered	8,927	4,713,182
Givaudan SA, Registered	1,442	4,754,586
Julius Baer Group Ltd.	55,531	2,781,012
Kuehne + Nagel International AG, Registered	15,730	2,544,331
LafargeHolcim Ltd., Registered	94,052	4,788,173
Lonza Group AG, Registered	15,659	6,432,781
Nestle SA, Registered	610,041	67,288,259
Novartis AG, Registered	443,335	41,908,706
Pargesa Holding SA, Bearer	1,490	119,500
Partners Group Holding AG	4,833	4,433,862
Roche Holding AG, NVS	139,853	47,026,106
Schindler Holding AG, Participation Certificates, NVS	9,880	2,554,899
Schindler Holding AG, Registered	7,131	1,774,524
SGS SA, Registered	1,252	3,623,134
Sika AG, Registered	28,760	5,173,788
Sonova Holding AG, Registered	14,711	3,688,237
Straumann Holding AG, Registered	1,635	1,559,645
Swatch Group AG (The), Bearer	9,204	2,316,150
Swiss Life Holding AG, Registered	2,931	1,475,149
Swiss Prime Site AG, Registered	33,534	4,095,915
Swiss Re AG	68,593	7,752,229
Swisscom AG, Registered	9,849	5,408,295
Temenos AG, Registered	15,700	2,537,851
UBS Group AG, Registered	726,212	9,035,765
Vifor Pharma AG	12,962	2,392,282

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	28,799	$11,965,119

		289,772,483

Taiwan — 1.4%
Accton Technology Corp.	72,000	388,493
Acer Inc.	1,943,000	1,086,984
Advantech Co. Ltd.	3,000	28,899
Airtac International Group	10,000	155,252
ASE Technology Holding Co. Ltd.	953,873	2,355,554
Asia Cement Corp.	40,000	59,783
Asustek Computer Inc.	57,000	422,655
Catcher Technology Co. Ltd.	110,000	888,477
Cathay Financial Holding Co. Ltd.	2,065,357	2,779,197
Chailease Holding Co. Ltd.	110,000	462,445
Chang Hwa Commercial Bank Ltd.	3,610,845	2,563,892
China Airlines Ltd.	4,485,000	1,190,695
China Development Financial Holding Corp.	10,175,000	3,129,059
China Steel Corp.	2,009,305	1,536,461
Chunghwa Telecom Co. Ltd.	662,140	2,367,212
CTBC Financial Holding Co. Ltd.	3,319,142	2,422,691
Delta Electronics Inc.	310,000	1,467,443
E.Sun Financial Holding Co. Ltd.	3,300,753	3,070,315
Eclat Textile Co. Ltd.	5,000	64,550
Eva Airways Corp.	4,569,749	1,845,508
Far EasTone Telecommunications Co. Ltd.	596,000	1,353,424
Feng TAY Enterprise Co. Ltd.	12,000	72,694
First Financial Holding Co. Ltd.	2,053,848	1,604,516
Formosa Chemicals & Fibre Corp.	210,000	590,188
Formosa Plastics Corp.	674,160	2,084,364
Formosa Taffeta Co. Ltd.	1,252,000	1,400,828
Fubon Financial Holding Co. Ltd.	232,000	345,976
Giant Manufacturing Co. Ltd.	24,000	143,004
Globalwafers Co. Ltd.	34,000	450,197
Highwealth Construction Corp.	1,252,000	1,875,368
Hon Hai Precision Industry Co. Ltd.	2,649,000	7,295,733
Hotai Motor Co. Ltd.	55,000	1,132,444
Hua Nan Financial Holdings Co. Ltd.	5,726,677	4,104,160
Innolux Corp.	447,000	130,213
Largan Precision Co. Ltd.	19,000	3,022,113
Lite-On Technology Corp.	154,000	240,617
MediaTek Inc.	353,000	4,533,881
Mega Financial Holding Co. Ltd.	2,042,287	2,132,946
Micro-Star International Co. Ltd.	51,000	156,669
Nan Ya Plastics Corp.	1,344,830	3,102,872
Nanya Technology Corp.	160,000	413,652
Novatek Microelectronics Corp.	73,000	526,797
Pegatron Corp.	226,000	475,805
President Chain Store Corp.	40,000	395,246
Quanta Computer Inc.	70,000	143,666
Realtek Semiconductor Corp.	74,000	606,276
Shanghai Commercial & Savings Bank Ltd. (The)	483,000	799,431
SinoPac Financial Holdings Co. Ltd.	7,954,842	3,396,917
Taishin Financial Holding Co. Ltd.	6,049,184	2,833,459
Taiwan Business Bank	5,204,591	2,127,733
Taiwan Cement Corp.	352,000	489,973
Taiwan Cooperative Financial Holding Co. Ltd.	5,258,401	3,620,601
Taiwan High Speed Rail Corp.	154,000	184,286
Taiwan Mobile Co. Ltd.	596,000	2,111,026
Taiwan Semiconductor Manufacturing Co. Ltd.	5,132,000	54,362,607
Tatung Co. Ltd.(a)	259,000	168,043
Uni-President Enterprises Corp.	1,277,600	3,070,401

Security	Shares	Value

Taiwan (continued)
United Microelectronics Corp.	3,393,000	$1,673,531
Walsin Technology Corp.	62,000	432,024
Win Semiconductors Corp.	63,000	588,103
Wistron Corp.	43,000	38,788
Wiwynn Corp.	16,000	371,810
Yageo Corp.	51,000	652,504
Yuanta Financial Holding Co. Ltd.	556,000	362,581
Zhen Ding Technology Holding Ltd.	66,000	261,081

		144,164,113

Thailand — 0.3%
Advanced Info Service PCL, NVDR	139,800	914,957
B Grimm Power PCL, NVDR	132,800	264,151
Bangkok Bank PCL, Foreign	434,400	2,013,821
Bangkok Dusit Medical Services PCL, NVDR	3,380,500	2,700,496
Bangkok Expressway & Metro PCL, NVDR(b)	5,863,000	2,069,073
BTS Group Holdings PCL, NVDR	696,900	279,475
Central Pattana PCL, NVDR	1,805,300	3,518,511
Charoen Pokphand Foods PCL, NVDR	2,057,400	1,980,173
CP ALL PCL, NVDR	799,700	1,815,168
Electricity Generating PCL, NVDR	33,300	324,774
Energy Absolute PCL, NVDR	667,500	926,191
Global Power Synergy PCL, NVDR	135,400	364,889
Gulf Energy Development PCL, NVDR	113,900	703,425
Indorama Ventures PCL, NVDR(b)	819,833	743,031
Intouch Holdings PCL, NVDR	1,191,700	2,131,449
Kasikornbank PCL, Foreign	142,000	642,348
Kasikornbank PCL, NVDR	459,123	2,069,515
Muangthai Capital PCL, NVDR	55,700	116,153
Osotspa PCL, NVDR	75,900	107,750
PTT Global Chemical PCL, NVDR	239,200	376,028
PTT PCL, NVDR	1,113,000	1,544,346
Ratch Group PCL, NVDR	696,700	1,519,910
Siam Cement PCL (The), NVDR	114,000	1,309,336
Srisawad Corp PCL, NVDR	77,600	186,718
True Corp. PCL, NVDR(b)	1,069,600	129,025

		28,750,713

Turkey — 0.1%
Akbank T.A.S.(a)	812,346	1,121,132
Anadolu Efes Biracilik Ve Malt Sanayii AS	117,558	486,731
Arcelik AS(a)	117,494	410,296
BIM Birlesik Magazalar AS	157,784	1,285,999
Eregli Demir ve Celik Fabrikalari TAS	173,307	270,168
TAV Havalimanlari Holding AS	133,550	607,837
Tupras Turkiye Petrol Rafinerileri AS	23,222	436,892
Turkcell Iletisim Hizmetleri AS	115,779	272,763
Turkiye Garanti Bankasi AS(a)	646,629	1,285,695
Turkiye Is Bankasi AS, Class C(a)	133,046	161,167

		6,338,680

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,014,812	2,113,616
Aldar Properties PJSC	1,783,992	1,083,121
DP World PLC	99,756	1,396,584
Emaar Malls PJSC	143,383	71,047
Emaar Properties PJSC	1,118,838	1,230,631
Emirates Telecommunications Group Co. PJSC	85,221	377,729
First Abu Dhabi Bank PJSC	358,492	1,510,878

		7,783,606

United Kingdom — 4.7%
3i Group PLC	260,537	3,793,295

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Admiral Group PLC	13,826	$411,713
Amcor PLC(a)	262,353	2,778,318
Anglo American PLC	223,766	5,856,893
Antofagasta PLC	98,461	1,067,144
Aptiv PLC	53,649	4,548,899
Ashtead Group PLC	112,843	3,651,805
Associated British Foods PLC	72,820	2,520,733
AstraZeneca PLC	268,660	26,291,927
Auto Trader Group PLC(c)	262,815	1,947,009
AVEVA Group PLC	4,259	276,107
Aviva PLC	606,955	3,187,552
BAE Systems PLC	719,391	5,987,576
Barclays PLC	3,096,836	6,858,181
Barratt Developments PLC	215,812	2,283,833
Berkeley Group Holdings PLC	48,299	3,336,191
BP PLC	3,968,473	23,891,085
British American Tobacco PLC	477,302	21,124,708
British Land Co. PLC (The)	265,190	1,938,735
BT Group PLC	1,686,776	3,578,070
Bunzl PLC	36,355	941,690
Burberry Group PLC	94,580	2,434,910
Capri Holdings Ltd.(a)	37,900	1,135,484
Carnival PLC	88,169	3,623,877
Centrica PLC	1,541,472	1,723,922
Coca-Cola European Partners PLC	39,699	2,088,564
Compass Group PLC	332,697	8,231,796
Croda International PLC	9,162	601,935
DCC PLC	12,553	1,014,685
Diageo PLC	453,658	18,000,166
Direct Line Insurance Group PLC	130,875	582,771
easyJet PLC	24,816	455,685
Evraz PLC	81,213	377,476
Experian PLC	216,726	7,533,600
Ferguson PLC	52,295	4,688,978
Fiat Chrysler Automobiles NV	227,922	2,963,306
G4S PLC	468,685	1,207,222
GlaxoSmithKline PLC	1,012,640	23,813,946
Glencore PLC	2,151,500	6,310,341
GVC Holdings PLC	111,663	1,291,188
Halma PLC	45,506	1,263,906
Hargreaves Lansdown PLC	49,768	1,131,672
HSBC Holdings PLC	3,944,946	28,694,866
Imperial Brands PLC	193,966	4,987,924
Informa PLC	157,853	1,612,218
InterContinental Hotels Group PLC	17,025	1,051,537
Intertek Group PLC	41,268	3,133,411
ITV PLC	592,591	1,057,682
J Sainsbury PLC	526,421	1,404,511
JD Sports Fashion PLC	50,513	547,206
Johnson Matthey PLC	61,967	2,127,892
Kingfisher PLC	644,455	1,733,022
Land Securities Group PLC	205,693	2,543,336
Legal & General Group PLC	1,387,173	5,586,287
Lloyds Banking Group PLC	14,063,125	10,527,740
London Stock Exchange Group PLC	68,595	7,085,464
M&G PLC(a)	434,272	1,375,043
Marks & Spencer Group PLC	548,149	1,271,724
Meggitt PLC	70,104	624,330
Melrose Industries PLC	1,102,314	3,388,561
Micro Focus International PLC	80,966	1,094,190

Security	Shares	Value

United Kingdom (continued)
Mondi PLC	61,554	$1,254,432
National Grid PLC	671,930	8,908,757
Next PLC	30,116	2,736,050
NMC Health PLC	22,768	387,765
Ocado Group PLC(a)	103,285	1,665,799
Pearson PLC	201,573	1,510,316
Persimmon PLC	67,524	2,717,480
Polymetal International PLC	25,436	430,704
Prudential PLC	508,988	9,071,219
Reckitt Benckiser Group PLC	138,273	11,448,474
RELX PLC	424,596	11,266,814
Rentokil Initial PLC	247,767	1,525,253
Rio Tinto PLC	251,664	13,548,408
Rolls-Royce Holdings PLC	388,921	3,434,928
Royal Bank of Scotland Group PLC	989,028	2,846,058
Royal Dutch Shell PLC, Class A	782,987	20,584,876
Royal Dutch Shell PLC, Class B	866,177	22,835,897
RSA Insurance Group PLC	622,401	4,515,753
Sage Group PLC (The)	147,828	1,438,897
Schroders PLC	15,637	662,286
Segro PLC	3,708	44,509
Sensata Technologies Holding PLC(a)	18,369	868,303
Severn Trent PLC	92,200	3,134,467
Smith & Nephew PLC	196,690	4,735,691
Smiths Group PLC	32,446	722,605
Spirax-Sarco Engineering PLC	8,793	1,033,911
SSE PLC	213,826	4,251,941
St. James’s Place PLC	170,145	2,565,823
Standard Chartered PLC	556,080	4,625,387
Standard Life Aberdeen PLC	576,374	2,290,726
Taylor Wimpey PLC	987,187	2,799,118
Tesco PLC	1,845,656	6,006,940
Unilever PLC	262,077	15,661,883
United Utilities Group PLC	76,892	1,027,274
Vodafone Group PLC	5,412,945	10,653,072
Weir Group PLC (The)	97,995	1,741,307
Whitbread PLC	18,136	1,068,638
Wm Morrison Supermarkets PLC	896,591	2,150,443
WPP PLC	264,138	3,290,365

		488,056,407

United States — 55.7%
3M Co.	117,372	18,622,242
Abbott Laboratories	366,240	31,914,154
AbbVie Inc.	303,142	24,560,565
ABIOMED Inc.(a)	9,664	1,800,307
Accenture PLC, Class A	135,322	27,769,428
Activision Blizzard Inc.	154,554	9,038,318
Acuity Brands Inc.	12,238	1,442,493
Adobe Inc.(a)	102,829	36,107,375
Advance Auto Parts Inc.	16,398	2,160,437
Advanced Micro Devices Inc.(a)	210,335	9,885,745
AES Corp./VA	170,230	3,380,768
Aflac Inc.	167,867	8,656,902
Agilent Technologies Inc.(b)	66,499	5,490,157
AGNC Investment Corp.	85,083	1,581,693
Air Products & Chemicals Inc.	47,582	11,358,299
Akamai Technologies Inc.(a)	38,943	3,635,329
Albemarle Corp.	27,538	2,210,751
Alexandria Real Estate Equities Inc.	9,707	1,584,182
Alexion Pharmaceuticals Inc.(a)	43,160	4,289,672

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Align Technology Inc.(a)	15,609	$4,013,074
Alleghany Corp.(a)	5,312	4,237,170
Allegion PLC	16,529	2,137,530
Allergan PLC	67,402	12,579,909
Alliance Data Systems Corp.	10,843	1,114,552
Alliant Energy Corp.	88,368	5,245,524
Allstate Corp. (The)	72,194	8,557,877
Ally Financial Inc.	60,790	1,947,104
Alnylam Pharmaceuticals Inc.(a)	24,573	2,820,735
Alphabet Inc., Class A(a)	60,576	86,792,081
Alphabet Inc., Class C, NVS(a)	65,206	93,520,401
Altice USA Inc., Class A(a)	19,346	529,307
Altria Group Inc.	384,797	18,289,401
Amazon.com Inc.(a)	86,269	173,290,266
AMERCO	1,530	568,043
Ameren Corp.	59,542	4,885,421
American Airlines Group Inc.	14,859	398,816
American Electric Power Co. Inc.	108,391	11,296,510
American Express Co.	148,127	19,237,253
American International Group Inc.	178,916	8,992,318
American Tower Corp.	91,938	21,305,712
American Water Works Co. Inc.	45,307	6,170,813
Ameriprise Financial Inc.	27,518	4,551,752
AmerisourceBergen Corp.	34,266	2,931,799
AMETEK Inc.	50,299	4,886,548
Amgen Inc.	123,969	26,783,502
Amphenol Corp., Class A	70,472	7,009,850
Analog Devices Inc.	78,382	8,602,425
Annaly Capital Management Inc.	289,790	2,828,350
ANSYS Inc.(a)	13,225	3,628,014
Anthem Inc.	52,843	14,018,191
AO Smith Corp.	24,062	1,027,207
Aon PLC	49,005	10,793,351
Apache Corp.	82,387	2,260,699
Apple Inc.	930,879	288,116,359
Applied Materials Inc.	195,268	11,323,591
Aramark	41,917	1,850,216
Arch Capital Group Ltd.(a)	40,394	1,783,799
Archer-Daniels-Midland Co.	118,180	5,289,737
Arconic Inc.	88,476	2,649,856
Arista Networks Inc.(a)	11,727	2,619,108
Arrow Electronics Inc.(a)	11,926	905,660
Arthur J Gallagher & Co.	7,455	764,659
Assurant Inc.	11,117	1,451,436
AT&T Inc.	1,498,009	56,355,099
Athene Holding Ltd., Class A(a)	19,823	863,490
Autodesk Inc.(a)	46,391	9,132,068
Autoliv Inc.	24,771	1,898,202
Automatic Data Processing Inc.	95,564	16,378,714
AutoZone Inc.(a)	5,284	5,590,261
AvalonBay Communities Inc.	24,539	5,317,356
Avery Dennison Corp.	13,490	1,770,428
Axalta Coating Systems Ltd.(a)	28,508	821,315
Baker Hughes Co.	117,321	2,541,173
Ball Corp.	69,684	5,029,791
Bank of America Corp.	1,813,337	59,531,854
Bank of New York Mellon Corp. (The)	171,080	7,660,962
Baxter International Inc.	102,030	9,103,117
Becton Dickinson and Co.	56,649	15,588,672
Berkshire Hathaway Inc., Class B(a)	263,424	59,120,248

Security	Shares	Value

United States (continued)
Best Buy Co. Inc.	51,375	$4,350,949
Biogen Inc.(a)	37,415	10,059,023
BioMarin Pharmaceutical Inc.(a)	42,474	3,546,579
Bio-Rad Laboratories Inc., Class A(a)	3,190	1,151,335
Black Knight Inc.(a)	17,550	1,174,446
BlackRock Inc.(g)	23,742	12,520,344
Blackstone Group Inc. (The), Class A	133,413	8,147,532
Boeing Co. (The)	110,017	35,015,111
Booking Holdings Inc.(a)	8,642	15,819,613
Booz Allen Hamilton Holding Corp.	21,801	1,701,350
BorgWarner Inc.	49,003	1,680,313
Boston Properties Inc.	36,585	5,244,460
Boston Scientific Corp.(a)	298,949	12,516,995
Bristol-Myers Squibb Co.	483,237	30,419,769
Broadcom Inc.	82,210	25,087,204
Broadridge Financial Solutions Inc.	20,894	2,489,520
Brown & Brown Inc.	48,564	2,180,524
Brown-Forman Corp., Class B, NVS(b)	68,294	4,619,406
Bunge Ltd.	39,743	2,083,725
Burlington Stores Inc.(a)	14,466	3,145,921
Cabot Oil & Gas Corp.	97,885	1,379,200
Cadence Design Systems Inc.(a)	62,117	4,479,257
Campbell Soup Co.	25,161	1,217,541
Capital One Financial Corp.	90,127	8,994,675
Cardinal Health Inc.	63,345	3,243,897
CarMax Inc.(a)(b)	36,189	3,511,781
Carnival Corp.	35,360	1,539,221
Caterpillar Inc.	114,766	15,074,514
Cboe Global Markets Inc.	28,120	3,464,946
CBRE Group Inc., Class A(a)	67,830	4,141,022
CDK Global Inc.	22,754	1,221,435
CDW Corp./DE	24,443	3,188,589
Celanese Corp.	21,980	2,274,930
Centene Corp.(a)	125,045	7,854,076
CenterPoint Energy Inc.	92,785	2,456,947
CenturyLink Inc.	202,772	2,769,866
Cerner Corp.	58,095	4,172,964
CF Industries Holdings Inc.	52,479	2,113,854
CH Robinson Worldwide Inc.	35,229	2,544,238
Charles Schwab Corp. (The)	243,102	11,073,296
Charter Communications Inc., Class A(a)	31,812	16,461,438
Cheniere Energy Inc.(a)	57,776	3,422,650
Chevron Corp.	390,571	41,845,777
Chipotle Mexican Grill Inc.(a)	5,621	4,872,058
Chubb Ltd.	92,567	14,069,258
Church & Dwight Co. Inc.	54,693	4,059,314
Cigna Corp.(a)	77,790	14,965,240
Cincinnati Financial Corp.	18,766	1,969,492
Cintas Corp.	16,315	4,551,396
Cisco Systems Inc.	879,346	40,423,536
Citigroup Inc.	459,359	34,180,903
Citizens Financial Group Inc.	100,123	3,732,585
Citrix Systems Inc.	30,543	3,702,422
Clorox Co. (The)	28,247	4,443,536
CME Group Inc.	73,612	15,981,901
CMS Energy Corp.	75,571	5,177,369
Coca-Cola Co. (The)	839,551	49,029,778
Cognex Corp.	30,974	1,578,745
Cognizant Technology Solutions Corp., Class A	114,837	7,048,695
Colgate-Palmolive Co.	171,266	12,636,005

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Comcast Corp., Class A	934,392	$40,356,390
Comerica Inc.	41,722	2,551,718
Conagra Brands Inc.	102,521	3,374,991
Concho Resources Inc.	41,172	3,120,014
ConocoPhillips	230,446	13,695,406
Consolidated Edison Inc.	57,732	5,426,808
Constellation Brands Inc., Class A	32,970	6,208,251
Cooper Companies Inc. (The)	7,897	2,739,390
Copart Inc.(a)	46,102	4,677,509
Corning Inc.	167,746	4,477,141
Corteva Inc.(a)	152,029	4,396,679
CoStar Group Inc.(a)	8,404	5,487,728
Costco Wholesale Corp.	90,835	27,751,909
Coty Inc., Class A	69,144	709,417
Crown Castle International Corp.	83,320	12,484,669
Crown Holdings Inc.(a)	24,331	1,801,224
CSX Corp.	158,372	12,090,118
Cummins Inc.	33,553	5,367,473
CVS Health Corp.	265,642	18,015,840
Danaher Corp.	136,706	21,991,894
Darden Restaurants Inc.	25,519	2,971,177
DaVita Inc.(a)(b)	26,188	2,091,636
Deere & Co.	59,995	9,514,007
Dell Technologies Inc., Class C(a)	35,011	1,707,486
Delta Air Lines Inc.	42,409	2,363,878
Dentsply Sirona Inc.	47,036	2,634,016
Devon Energy Corp.	98,441	2,138,139
DexCom Inc.(a)	19,054	4,587,251
Diamondback Energy Inc.	34,646	2,577,662
Digital Realty Trust Inc.	39,916	4,909,269
Discover Financial Services	62,709	4,711,327
Discovery Inc., Class A(a)(b)	94,697	2,770,834
DISH Network Corp., Class A(a)	56,007	2,058,817
DocuSign Inc.(a)	22,959	1,802,511
Dollar General Corp.	52,951	8,123,213
Dollar Tree Inc.(a)	47,200	4,109,704
Dominion Energy Inc.	161,516	13,849,997
Domino’s Pizza Inc.	8,962	2,525,044
Dover Corp.	34,494	3,927,142
Dow Inc.(a)	155,534	7,165,451
DR Horton Inc.	77,394	4,581,725
Dropbox Inc., Class A(a)	46,402	789,762
DTE Energy Co.	31,015	4,112,899
Duke Energy Corp.	147,674	14,417,413
Duke Realty Corp.	122,767	4,457,670
DuPont de Nemours Inc.	150,526	7,703,921
DXC Technology Co.	56,210	1,791,975
E*TRADE Financial Corp.	42,722	1,820,812
East West Bancorp. Inc.	12,761	584,964
Eastman Chemical Co.	17,486	1,246,227
Eaton Corp. PLC	91,513	8,645,233
Eaton Vance Corp., NVS	10,321	472,186
eBay Inc.	166,229	5,578,645
Ecolab Inc.	55,858	10,954,312
Edison International	71,584	5,479,755
Edwards Lifesciences Corp.(a)	43,927	9,657,790
Elanco Animal Health Inc.(a)	65,165	2,013,599
Electronic Arts Inc.(a)	58,813	6,347,099
Eli Lilly & Co.	181,796	25,385,993
Emerson Electric Co.	121,630	8,712,357

Security	Shares	Value

United States (continued)
Entergy Corp.	54,769	$7,203,219
EOG Resources Inc.	113,947	8,307,876
EPAM Systems Inc.(a)	10,535	2,403,455
Equifax Inc.	25,195	3,776,731
Equinix Inc.	16,818	9,918,079
Equitable Holdings Inc.	62,292	1,496,254
Equity LifeStyle Properties Inc.	19,554	1,422,554
Equity Residential	69,751	5,794,913
Erie Indemnity Co., Class A, NVS	5,141	855,977
Essential Utilities Inc.	29,207	1,517,012
Essex Property Trust Inc.	16,494	5,109,181
Estee Lauder Companies Inc. (The), Class A	45,742	8,927,009
Everest Re Group Ltd.	12,831	3,548,670
Evergy Inc.	24,187	1,745,334
Eversource Energy	53,528	4,948,128
Exact Sciences Corp.(a)(b)	29,205	2,724,242
Exelon Corp.	188,154	8,954,249
Expedia Group Inc.	27,560	2,988,882
Expeditors International of Washington Inc.	51,445	3,757,543
Extra Space Storage Inc.	37,260	4,123,937
Exxon Mobil Corp.	868,506	53,951,593
F5 Networks Inc.(a)	16,335	1,994,830
Facebook Inc., Class A(a)	494,255	99,795,027
FactSet Research Systems Inc.	6,015	1,720,952
Fastenal Co.	112,306	3,917,233
Federal Realty Investment Trust	27,458	3,432,799
FedEx Corp.	50,326	7,279,153
Fidelity National Financial Inc.	77,443	3,775,346
Fidelity National Information Services Inc.	132,478	19,031,789
Fifth Third Bancorp.	159,969	4,551,118
First Republic Bank/CA	37,352	4,141,590
FirstEnergy Corp.	110,545	5,614,581
Fiserv Inc.(a)	116,234	13,786,515
FleetCor Technologies Inc.(a)	19,178	6,045,481
Flex Ltd.(a)(b)	108,153	1,422,212
FLIR Systems Inc.	25,765	1,327,928
Flowserve Corp.	19,207	896,583
FMC Corp.	34,209	3,270,038
Ford Motor Co.	769,456	6,786,602
Fortinet Inc.(a)	31,794	3,667,756
Fortive Corp.	65,199	4,885,361
Fortune Brands Home & Security Inc.	20,268	1,392,614
Fox Corp., Class A, NVS	111,825	4,146,471
Franklin Resources Inc.	80,677	2,041,128
Freeport-McMoRan Inc.	289,912	3,218,023
Gap Inc. (The)	67,443	1,174,183
Garmin Ltd.	21,552	2,089,466
Gartner Inc.(a)	19,645	3,158,523
General Dynamics Corp.	54,886	9,629,200
General Electric Co.	1,787,630	22,255,994
General Mills Inc.	129,172	6,745,362
General Motors Co.	255,948	8,546,104
Genuine Parts Co.	25,048	2,343,741
Gilead Sciences Inc.	258,620	16,344,784
Global Payments Inc.	57,231	11,185,799
GoDaddy Inc., Class A(a)	42,369	2,847,620
Goldman Sachs Group Inc. (The)	67,165	15,968,479
Grubhub Inc.(a)	21,449	1,161,463
Guidewire Software Inc.(a)(b)	14,833	1,668,713
Halliburton Co.	158,807	3,463,581

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Hanesbrands Inc.	96,613	$1,329,395
Harley-Davidson Inc.	47,637	1,591,076
Hartford Financial Services Group Inc. (The)	84,326	4,998,845
Hasbro Inc.	24,857	2,532,183
HCA Healthcare Inc.	56,595	7,855,386
HD Supply Holdings Inc.(a)	11,893	484,521
Healthpeak Properties Inc.	110,635	3,981,754
HEICO Corp.	10,421	1,275,843
HEICO Corp., Class A	11,695	1,124,474
Henry Schein Inc.(a)(b)	22,209	1,531,088
Hershey Co. (The)	33,869	5,255,453
Hess Corp.	55,798	3,156,493
Hewlett Packard Enterprise Co.	297,541	4,144,746
Hilton Worldwide Holdings Inc.	48,775	5,257,945
HollyFrontier Corp.	37,785	1,697,302
Hologic Inc.(a)	40,101	2,146,206
Home Depot Inc. (The)	224,231	51,147,091
Honeywell International Inc.	150,988	26,154,141
Hormel Foods Corp.	79,517	3,757,973
Host Hotels & Resorts Inc.	199,832	3,265,255
HP Inc.	319,947	6,821,270
Humana Inc.	28,373	9,540,138
Huntington Bancshares Inc./OH	102,475	1,390,586
Huntington Ingalls Industries Inc.	7,068	1,844,748
IAC/InterActiveCorp.(a)	16,936	4,125,440
IDEX Corp.	9,217	1,510,205
IDEXX Laboratories Inc.(a)	18,339	4,970,052
IHS Markit Ltd.(a)	95,690	7,546,113
Illinois Tool Works Inc.	67,109	11,742,733
Illumina Inc.(a)	30,205	8,761,564
Incyte Corp.(a)	40,046	2,926,161
Ingersoll-Rand PLC	52,921	7,050,665
Ingredion Inc.	8,500	748,000
Insulet Corp.(a)	11,980	2,324,599
Intel Corp.	911,990	58,303,521
Intercontinental Exchange Inc.	113,630	11,333,456
International Business Machines Corp.	181,336	26,063,423
International Flavors & Fragrances Inc.	23,292	3,053,814
International Paper Co.	88,626	3,608,851
Interpublic Group of Companies Inc. (The)	51,249	1,163,352
Intuit Inc.	54,683	15,332,020
Intuitive Surgical Inc.(a)	24,040	13,457,111
Invesco Ltd.	59,918	1,036,581
Invitation Homes Inc.	55,834	1,757,096
Ionis Pharmaceuticals Inc.(a)	30,753	1,793,515
IPG Photonics Corp.(a)(b)	9,951	1,270,444
IQVIA Holdings Inc.(a)	33,167	5,149,177
Iron Mountain Inc.	46,080	1,456,589
Jack Henry & Associates Inc.	9,977	1,491,961
Jacobs Engineering Group Inc.	33,662	3,114,745
Jazz Pharmaceuticals PLC(a)	14,938	2,141,362
JB Hunt Transport Services Inc.	15,281	1,649,278
Jefferies Financial Group Inc.	36,024	779,559
JM Smucker Co. (The)	28,454	2,948,119
Johnson & Johnson	544,332	81,034,705
Johnson Controls International PLC	174,272	6,875,030
Jones Lang LaSalle Inc.	7,581	1,287,405
JPMorgan Chase & Co.	656,322	86,870,780
Juniper Networks Inc.	100,344	2,301,891
Kansas City Southern	24,670	4,161,582

Security	Shares	Value

United States (continued)
Kellogg Co.	56,805	$3,874,669
KeyCorp	224,286	4,196,391
Keysight Technologies Inc.(a)	41,172	3,828,584
Kimberly-Clark Corp.	73,563	10,537,164
Kimco Realty Corp.	117,650	2,241,233
Kinder Morgan Inc./DE	442,812	9,241,486
KKR & Co. Inc., Class A, NVS	105,849	3,376,583
KLA Corp.	32,690	5,418,041
Knight-Swift Transportation Holdings Inc.(b)	23,167	859,032
Kohl’s Corp.	34,646	1,481,117
Kraft Heinz Co. (The)	130,727	3,817,228
Kroger Co. (The)	166,672	4,476,810
L3Harris Technologies Inc.	47,372	10,484,845
Laboratory Corp. of America Holdings(a)	22,570	3,958,778
Lam Research Corp.	30,105	8,977,612
Lamb Weston Holdings Inc.	34,807	3,178,227
Las Vegas Sands Corp.	70,408	4,598,346
Lear Corp.	10,127	1,247,444
Leggett & Platt Inc.	26,167	1,245,288
Leidos Holdings Inc.	35,697	3,586,478
Lennar Corp., Class A	59,939	3,977,552
Lennox International Inc.	5,155	1,201,012
Liberty Broadband Corp., Class C, NVS(a)	29,941	3,980,057
Liberty Global PLC, Class A(a)(b)	48,641	998,113
Liberty Global PLC, Class C, NVS(a)	71,553	1,393,852
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	62,083	2,904,864
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	12,227	599,368
Liberty Property Trust	29,883	1,872,170
Lincoln National Corp.	51,174	2,787,960
Live Nation Entertainment Inc.(a)	27,017	1,841,479
LKQ Corp.(a)	71,212	2,327,564
Lockheed Martin Corp.	54,687	23,412,598
Loews Corp.	29,745	1,530,380
Lowe’s Companies Inc.	159,234	18,509,360
Lululemon Athletica Inc.(a)	24,165	5,784,859
LyondellBasell Industries NV, Class A	57,452	4,473,213
M&T Bank Corp.	27,772	4,680,137
ManpowerGroup Inc.	7,322	669,890
Marathon Oil Corp.	199,694	2,270,521
Marathon Petroleum Corp.	133,592	7,280,764
Markel Corp.(a)	1,606	1,883,790
MarketAxess Holdings Inc.	7,815	2,767,917
Marriott International Inc./MD, Class A	58,603	8,207,936
Marsh & McLennan Companies Inc.	112,984	12,638,390
Martin Marietta Materials Inc.	14,083	3,715,095
Marvell Technology Group Ltd.(b)	136,903	3,291,148
Masco Corp.	79,905	3,797,086
Mastercard Inc., Class A	187,491	59,235,907
Match Group Inc.(a)(b)	11,123	870,041
Maxim Integrated Products Inc.	42,921	2,580,411
McCormick & Co. Inc./MD, NVS	27,812	4,543,646
McDonald’s Corp.	156,239	33,430,459
McKesson Corp.	38,396	5,475,654
Medical Properties Trust Inc.	62,723	1,389,314
Medtronic PLC	279,806	32,300,805
MercadoLibre Inc.(a)(b)	9,380	6,218,940
Merck & Co. Inc.	531,551	45,415,717
MetLife Inc.	162,879	8,096,715

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Mettler-Toledo International Inc.(a)	4,551	$3,445,926
MGM Resorts International	110,770	3,440,516
Microchip Technology Inc.	51,806	5,050,049
Micron Technology Inc.(a)	224,161	11,900,707
Microsoft Corp.	1,496,141	254,688,082
Mid-America Apartment Communities Inc.	23,415	3,212,772
Middleby Corp. (The)(a)	9,532	1,069,109
Mohawk Industries Inc.(a)	13,342	1,756,875
Molson Coors Beverage Co., Class B	47,560	2,643,385
Mondelez International Inc., Class A	304,266	17,458,783
MongoDB Inc.(a)(b)	9,585	1,571,077
Monster Beverage Corp.(a)	86,523	5,762,432
Moody’s Corp.	36,592	9,396,460
Morgan Stanley	258,115	13,489,090
Mosaic Co. (The)	84,780	1,682,035
Motorola Solutions Inc.	37,040	6,556,080
MSCI Inc.	14,899	4,258,134
Mylan NV(a)	110,914	2,375,778
Nasdaq Inc.	15,265	1,777,762
National Oilwell Varco Inc.	88,813	1,830,436
National Retail Properties Inc.	16,619	930,664
NetApp Inc.	53,218	2,841,841
Netflix Inc.(a)	89,580	30,913,162
Neurocrine Biosciences Inc.(a)	16,328	1,634,106
Newell Brands Inc.	87,519	1,709,246
Newmont Corp.	153,342	6,909,591
News Corp., Class A, NVS	125,123	1,704,175
NextEra Energy Inc.	99,066	26,569,501
Nielsen Holdings PLC	65,358	1,333,303
NIKE Inc., Class B	258,407	24,884,594
NiSource Inc.	39,963	1,171,316
Noble Energy Inc.	113,630	2,246,465
Nordstrom Inc.	27,157	1,001,007
Norfolk Southern Corp.	56,212	11,703,901
Northern Trust Corp.	45,630	4,463,070
Northrop Grumman Corp.	34,011	12,739,500
NortonLifeLock Inc.	129,820	3,689,484
Norwegian Cruise Line Holdings Ltd.(a)	49,456	2,663,206
NRG Energy Inc.	65,799	2,427,325
Nucor Corp.	75,433	3,582,313
NVIDIA Corp.	118,235	27,954,301
NVR Inc.(a)	587	2,240,561
Occidental Petroleum Corp.	183,780	7,299,742
OGE Energy Corp.	41,064	1,882,784
Okta Inc.(a)	22,921	2,935,034
Old Dominion Freight Line Inc.	11,905	2,336,118
Omega Healthcare Investors Inc.	29,614	1,242,307
Omnicom Group Inc.	51,275	3,861,520
ON Semiconductor Corp.(a)(b)	71,829	1,662,841
ONEOK Inc.	88,895	6,655,569
Oracle Corp.	479,469	25,148,149
O’Reilly Automotive Inc.(a)	14,930	6,063,073
Ovintiv Inc.	55,639	867,470
Owens Corning	20,222	1,223,229
PACCAR Inc.	77,200	5,729,012
Packaging Corp. of America	11,329	1,084,752
Palo Alto Networks Inc.(a)	19,918	4,676,348
Parker-Hannifin Corp.	27,791	5,438,421
Paychex Inc.	73,567	6,309,842
Paycom Software Inc.(a)	11,233	3,573,891

Security	Shares	Value

United States (continued)
PayPal Holdings Inc.(a)	229,611	$26,150,397
Pentair PLC	46,385	1,991,308
People’s United Financial Inc.	175,313	2,703,326
PepsiCo Inc.	288,815	41,017,506
PerkinElmer Inc.	17,517	1,619,972
Perrigo Co. PLC	29,757	1,697,339
Pfizer Inc.	1,136,445	42,321,212
Philip Morris International Inc.	318,466	26,337,138
Phillips 66	92,422	8,444,598
Pinnacle West Capital Corp.	41,605	4,064,392
Pinterest Inc., Class A(a)(b)	29,474	649,312
Pioneer Natural Resources Co.	33,592	4,534,920
PNC Financial Services Group Inc. (The)	90,725	13,477,199
Polaris Inc.	10,130	930,339
PPG Industries Inc.	54,224	6,498,204
PPL Corp.	133,261	4,822,716
Principal Financial Group Inc.	64,755	3,428,777
Procter & Gamble Co. (The)	510,924	63,671,349
Progressive Corp. (The)	121,561	9,808,757
Prologis Inc.	127,337	11,827,061
Prudential Financial Inc.	84,272	7,673,808
PTC Inc.(a)	20,385	1,694,401
Public Service Enterprise Group Inc.	109,487	6,481,630
Public Storage	30,976	6,931,190
PulteGroup Inc.	65,044	2,904,215
PVH Corp.	17,849	1,555,897
Qorvo Inc.(a)	26,561	2,811,747
QUALCOMM Inc.	249,621	21,295,168
Quest Diagnostics Inc.	32,349	3,580,064
Ralph Lauren Corp.	15,340	1,741,090
Raymond James Financial Inc.	18,836	1,722,175
Raytheon Co.	59,674	13,184,374
Realty Income Corp.	72,652	5,696,643
Regency Centers Corp.	8,913	552,963
Regeneron Pharmaceuticals Inc.(a)	17,007	5,747,346
Regions Financial Corp.	217,880	3,392,392
Reinsurance Group of America Inc.	5,309	764,761
RenaissanceRe Holdings Ltd.	5,427	1,028,091
Republic Services Inc.	53,562	5,091,068
ResMed Inc.	29,427	4,678,010
RingCentral Inc., Class A(a)	14,526	2,986,255
Robert Half International Inc.	16,002	930,836
Rockwell Automation Inc.	23,533	4,510,335
Roku Inc.(a)(b)	17,680	2,138,396
Rollins Inc.	26,928	1,021,918
Roper Technologies Inc.	20,932	7,988,907
Ross Stores Inc.	76,413	8,572,774
Royal Caribbean Cruises Ltd.	37,366	4,374,811
RPM International Inc.	20,076	1,432,824
S&P Global Inc.	53,475	15,707,212
Sabre Corp.	47,539	1,023,990
salesforce.com Inc.(a)	170,001	30,992,882
Sarepta Therapeutics Inc.(a)	15,320	1,776,507
SBA Communications Corp.	24,195	6,038,104
Schlumberger Ltd.	274,101	9,185,125
Seagate Technology PLC	57,450	3,274,076
Sealed Air Corp.	25,891	919,131
Seattle Genetics Inc.(a)	24,522	2,657,940
SEI Investments Co.	9,917	647,183
Sempra Energy	52,583	8,446,933

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ServiceNow Inc.(a)	39,049	$13,207,543
Sherwin-Williams Co. (The)	17,669	9,841,456
Signature Bank/New York NY	18,085	2,566,081
Simon Property Group Inc.	57,467	7,651,731
Sirius XM Holdings Inc.	450,692	3,186,392
Skyworks Solutions Inc.	37,502	4,243,351
SL Green Realty Corp.	38,669	3,559,095
Snap Inc., Class A, NVS(a)	144,904	2,663,336
Snap-on Inc.	6,392	1,020,355
Southern Co. (The)	200,672	14,127,309
Southwest Airlines Co.	37,267	2,048,940
Spirit AeroSystems Holdings Inc., Class A	18,338	1,197,838
Splunk Inc.(a)	31,770	4,932,610
Sprint Corp.(a)(b)	205,922	899,879
Square Inc., Class A(a)	70,497	5,265,421
SS&C Technologies Holdings Inc.	51,405	3,239,029
Stanley Black & Decker Inc.	26,020	4,145,767
Starbucks Corp.	246,286	20,892,441
State Street Corp.	73,821	5,583,082
Steel Dynamics Inc.	39,973	1,194,393
Stryker Corp.	70,157	14,782,080
Sun Communities Inc.	13,524	2,193,187
SVB Financial Group(a)	11,864	2,851,275
Synchrony Financial	133,429	4,324,434
Synopsys Inc.(a)	24,835	3,663,411
Sysco Corp.	104,728	8,602,358
T Rowe Price Group Inc.	55,504	7,411,449
Take-Two Interactive Software Inc.(a)	24,756	3,085,588
Tapestry Inc.	64,874	1,671,803
Targa Resources Corp.	58,993	2,153,245
Target Corp.	104,353	11,556,051
TD Ameritrade Holding Corp.	57,319	2,721,506
TE Connectivity Ltd.	74,029	6,823,993
TechnipFMC PLC	101,001	1,667,527
Teledyne Technologies Inc.(a)	4,071	1,486,159
Teleflex Inc.	7,744	2,876,973
Teradyne Inc.	30,032	1,981,812
Tesla Inc.(a)(b)	27,618	17,967,442
Texas Instruments Inc.	193,064	23,293,172
Textron Inc.	54,146	2,486,926
Thermo Fisher Scientific Inc.	83,622	26,189,574
Tiffany & Co.	22,521	3,018,264
TJX Companies Inc. (The)	255,891	15,107,805
T-Mobile U.S. Inc.(a)	61,810	4,894,734
Tractor Supply Co.	29,427	2,735,240
TransDigm Group Inc.	10,109	6,502,918
TransUnion	43,977	4,032,691
Travelers Companies Inc. (The)	57,555	7,575,389
Trimble Inc.(a)	66,991	2,848,457
TripAdvisor Inc.	24,907	680,459
Truist Financial Corp.	275,517	14,208,412
Twilio Inc., Class A(a)(b)	23,161	2,879,839
Twitter Inc.(a)	148,916	4,836,792
Tyler Technologies Inc.(a)	6,661	2,156,032
Tyson Foods Inc., Class A	62,403	5,156,360
U.S. Bancorp.	311,292	16,566,960
Uber Technologies Inc.(a)	38,820	1,408,778
UDR Inc.	95,298	4,565,727
UGI Corp.	24,966	1,038,336
Ulta Salon Cosmetics & Fragrance Inc.(a)	11,771	3,153,569

Security	Shares	Value

United States (continued)
Under Armour Inc., Class A(a)(b)	40,733	$821,992
Under Armour Inc., Class C, NVS(a)(b)	42,857	769,712
Union Pacific Corp.	146,651	26,312,122
United Airlines Holdings Inc.(a)	23,073	1,725,860
United Parcel Service Inc., Class B	143,260	14,830,275
United Rentals Inc.(a)	17,319	2,350,015
United Technologies Corp.	164,227	24,666,895
UnitedHealth Group Inc.	195,586	53,287,406
Universal Health Services Inc., Class B	14,108	1,934,348
Unum Group	31,250	834,063
Vail Resorts Inc.	8,542	2,003,184
Valero Energy Corp.	84,650	7,136,842
Varian Medical Systems Inc.(a)	21,402	3,008,479
Veeva Systems Inc., Class A(a)	27,221	3,990,871
Ventas Inc.	72,338	4,185,477
VEREIT Inc.	86,641	845,616
VeriSign Inc.(a)	25,763	5,362,311
Verisk Analytics Inc.	34,646	5,628,936
Verizon Communications Inc.	840,108	49,936,020
Vertex Pharmaceuticals Inc.(a)	53,843	12,225,053
VF Corp.	65,490	5,433,705
ViacomCBS Inc., Class B, NVS	119,253	4,070,105
VICI Properties Inc.	59,737	1,600,952
Visa Inc., Class A	354,567	70,548,196
Vistra Energy Corp.	66,874	1,506,002
VMware Inc., Class A(a)(b)	17,669	2,616,072
Vornado Realty Trust	68,005	4,472,689
Voya Financial Inc.	11,418	681,997
Vulcan Materials Co.	28,963	4,102,030
WABCO Holdings Inc.(a)	8,648	1,173,101
Walgreens Boots Alliance Inc.	155,701	7,917,396
Walmart Inc.	292,857	33,529,198
Walt Disney Co. (The)	371,319	51,357,131
Waste Management Inc.	87,904	10,697,917
Waters Corp.(a)	14,471	3,238,465
Wayfair Inc., Class A(a)(b)	13,239	1,240,494
WEC Energy Group Inc.	60,788	6,072,113
Wells Fargo & Co.	857,689	40,259,922
Welltower Inc.	79,076	6,714,343
West Pharmaceutical Services Inc.	12,555	1,957,952
Western Digital Corp.	60,371	3,954,301
Western Union Co. (The)	107,953	2,903,936
Westinghouse Air Brake Technologies Corp.	39,883	2,945,758
Westlake Chemical Corp.	4,249	260,039
Westrock Co.	67,071	2,615,769
Weyerhaeuser Co.	135,187	3,913,664
Whirlpool Corp.	14,925	2,181,587
Williams Companies Inc. (The)	254,625	5,268,191
Willis Towers Watson PLC	27,048	5,714,972
Workday Inc., Class A(a)	33,322	6,152,241
WP Carey Inc.	27,919	2,348,546
WW Grainger Inc.	9,030	2,733,110
Wynn Resorts Ltd.	20,877	2,633,842
Xcel Energy Inc.	80,720	5,585,017
Xerox Holdings Corp.(a)	52,552	1,869,275
Xilinx Inc.	52,502	4,435,369
XPO Logistics Inc.(a)	20,943	1,862,252
Xylem Inc./NY	45,969	3,753,829
Yum! Brands Inc.	63,509	6,717,347
Zayo Group Holdings Inc.(a)	35,999	1,250,965

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zebra Technologies Corp., Class A(a)	12,251	$2,928,234
Zillow Group Inc., Class C, NVS(a)(b)	28,094	1,298,224
Zimmer Biomet Holdings Inc.	43,111	6,376,117
Zions Bancorp. N.A.	8,211	373,518
Zoetis Inc.	99,084	13,298,064

		5,785,500,673

Total Common Stocks — 98.0% (Cost: $8,598,874,199)		10,184,771,069

Investment Companies

India — 1.0%
iShares MSCI India ETF(b)(g)	3,149,321	108,620,081

Total Investment Companies — 1.0% (Cost: $110,444,648)		108,620,081

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	954,261	7,344,678
Braskem SA, Class A, Preference Shares, NVS	16,800	124,037
Cia. Brasileira de Distribuicao, Preference Shares, NVS	63,971	1,273,656
Cia. Energetica de Minas Gerais, Preference Shares, NVS	306,054	1,070,732
Gerdau SA, Preference Shares, NVS	181,400	851,125
Itau Unibanco Holding SA, Preference Shares, NVS	834,858	6,411,991
Itausa-Investimentos Itau SA, Preference Shares, NVS	920,484	2,770,122
Lojas Americanas SA, Preference Shares, NVS	218,660	1,409,719
Petroleo Brasileiro SA, Preference Shares, NVS	1,168,000	7,776,189
Telefonica Brasil SA, Preference Shares, NVS	150,700	2,094,442

		31,126,691

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	124,737	1,627,931

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	269,381
Fuchs Petrolub SE, Preference Shares, NVS	11,891	527,104
Henkel AG & Co. KGaA, Preference Shares, NVS	37,917	3,863,285
Porsche Automobil Holding SE, Preference Shares, NVS	48,058	3,256,187
Sartorius AG, Preference Shares, NVS	10,294	2,402,486
Volkswagen AG, Preference Shares, NVS	43,128	7,760,864

		18,079,307

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	888,787	$467,853

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	166,116	6,620,388

Total Preferred Stocks — 0.6% (Cost: $48,414,432)		57,922,170

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	75,330	0	(f)

Total Warrants — 0.0% (Cost: $0)		0	(f)

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(g)(h)(i)	155,976,911	156,070,497
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(g)(h)	6,405,000	6,405,000

		162,475,497

Total Short-Term Investments — 1.6% (Cost: $162,413,143)		162,475,497

Total Investments in Securities — 101.2% (Cost: $8,920,146,422)		10,513,788,817

Other Assets, Less Liabilities — (1.2)%		(125,600,802)

Net Assets — 100.0%		$10,388,188,015

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	107,737,376	48,239,535	(b)	—		155,976,911	$156,070,497	$704,217	(c)	$(7,759)		$19,511
BlackRock Cash Funds: Treasury, SL Agency Shares	13,200,000	—		(6,795,000	)(b)	6,405,000	6,405,000	148,339		—		—
BlackRock Inc.	26,653	—		(2,911)		23,742	12,520,344	172,940		444,354		1,069,391
iShares MSCI India ETF	3,166,906	332,776		(350,361)		3,149,321	108,620,081	110,635		632,531		4,129,547

							$283,615,922	$1,136,131		$1,069,126		$5,218,449

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	88	03/20/20	$8,696	$(232,077)
MSCI Emerging Markets E-Mini	61	03/20/20	3,203	(194,607)
S&P 500 E-Mini	100	03/20/20	16,120	107,959

				$(318,725)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$107,959

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$426,684

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,076,493

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(433,274)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$34,999,960

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$10,139,077,530	$45,691,969		$1,570	$10,184,771,069
Investment Companies	108,620,081	—		—	108,620,081
Preferred Stocks	57,922,170	—		—	57,922,170
Warrants	—	0	(a)	—	0 (a)
Money Market Funds	162,475,497	—		—	162,475,497

	$10,468,095,278	$45,691,969		$1,570	$10,513,788,817

Derivative financial instruments(b)
Assets
Futures Contracts	$107,959	$—		$—	$107,959
Liabilities
Futures Contracts	(426,684)	—		—	(426,684)

	$(318,725)	$—		$—	$(318,725)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
AMP Ltd.	89,665	$109,548
APA Group	6,320	47,936
Aristocrat Leisure Ltd.	7,900	191,449
ASX Ltd.	1,580	90,616
Australia & New Zealand Banking Group Ltd.	29,230	503,876
Bendigo & Adelaide Bank Ltd.	10,033	69,920
Brambles Ltd.	22,752	192,372
Caltex Australia Ltd.	5,925	136,368
Challenger Ltd.	5,925	35,500
Cochlear Ltd.	474	76,496
Coles Group Ltd.	11,850	131,291
Commonwealth Bank of Australia	20,631	1,177,562
Computershare Ltd.	10,586	127,491
Crown Resorts Ltd.	8,532	66,827
CSL Ltd.	4,898	1,023,201
Dexus	20,461	174,234
Fortescue Metals Group Ltd.	40,527	309,020
Goodman Group	22,120	220,494
GPT Group (The)	10,112	40,617
Harvey Norman Holdings Ltd.	12,482	35,346
Insurance Australia Group Ltd.	41,317	195,830
James Hardie Industries PLC	6,478	137,907
Lendlease Group	5,925	71,873
Macquarie Group Ltd.	4,977	482,352
Medibank Pvt Ltd.	23,068	47,873
Mirvac Group	76,156	173,341
National Australia Bank Ltd.	25,912	448,588
Newcrest Mining Ltd.	9,085	179,600
QBE Insurance Group Ltd.	16,195	149,074
Ramsay Health Care Ltd.	1,185	62,829
Scentre Group	54,747	141,470
Seek Ltd.	10,665	161,999
Sonic Healthcare Ltd.	2,054	43,548
Stockland	40,764	134,264
Suncorp Group Ltd.	21,409	184,313
Sydney Airport	23,779	133,559
Tabcorp Holdings Ltd.	36,645	115,055
Telstra Corp. Ltd.	31,679	81,437
Transurban Group	37,367	392,741
Treasury Wine Estates Ltd.	18,091	157,807
Vicinity Centres	47,400	80,599
Westpac Banking Corp.	38,649	649,944
Woolworths Group Ltd.	9,164	256,682
Worley Ltd.	32,153	328,038

		9,570,887

Austria — 0.1%
Erste Group Bank AG	3,555	130,639
Raiffeisen Bank International AG	4,011	91,567
Verbund AG	5,925	313,333

		535,539

Belgium — 0.1%
Anheuser-Busch InBev SA/NV	7,584	575,042
Umicore SA	3,634	167,411

		742,453

Brazil — 0.6%
Ambev SA	71,101	297,000
B3 SA — Brasil, Bolsa, Balcao	31,600	356,431
Banco Bradesco SA	15,810	115,988

Security	Shares	Value

Brazil (continued)
Banco do Brasil SA	15,800	$179,473
BB Seguridade Participacoes SA	15,800	128,596
CCR SA	39,500	168,602
Cielo SA	31,636	52,341
Cogna Educacao	24,200	65,806
Embraer SA	15,800	67,071
Localiza Rent a Car SA	16,550	207,705
Lojas Renner SA	15,850	213,089
Suzano SA	15,800	146,677
Ultrapar Participacoes SA	47,402	280,202
Vale SA	63,201	743,489

		3,022,470

Canada — 3.3%
Agnico Eagle Mines Ltd.	7,268	449,527
Algonquin Power & Utilities Corp.	5,925	90,764
Alimentation Couche-Tard Inc., Class B	12,798	428,003
AltaGas Ltd.	5,925	95,468
Aurora Cannabis Inc.(a)(b)	15,168	28,672
Bank of Montreal	6,399	488,338
Bank of Nova Scotia (The)	14,773	807,374
Barrick Gold Corp.	17,459	323,557
Bausch Health Companies Inc.(a)	2,054	56,392
BCE Inc.	4,898	230,947
BlackBerry Ltd.(a)	16,511	100,623
Bombardier Inc., Class B(a)	35,550	33,062
Brookfield Asset Management Inc., Class A	10,033	614,323
Cameco Corp.	15,326	123,646
Canadian Imperial Bank of Commerce	5,293	431,909
Canadian National Railway Co.	6,952	650,073
Canadian Pacific Railway Ltd.	1,027	272,989
Canadian Tire Corp. Ltd., Class A, NVS	948	101,735
Canopy Growth Corp.(a)(b)	3,871	87,222
CCL Industries Inc., Class B, NVS	4,661	196,689
CGI Inc.(a)	2,133	163,424
Constellation Software Inc.	316	332,367
Cronos Group Inc.(a)(b)	5,925	42,694
Dollarama Inc.	5,451	185,842
Enbridge Inc.	19,917	810,354
Fairfax Financial Holdings Ltd.	474	212,233
First Quantum Minerals Ltd.	27,176	212,879
Franco-Nevada Corp.	4,819	548,125
George Weston Ltd.	3,476	280,304
Hydro One Ltd.(c)	11,297	229,775
Intact Financial Corp.	1,185	128,459
Inter Pipeline Ltd.	5,925	98,784
Kirkland Lake Gold Ltd.	3,950	162,086
Loblaw Companies Ltd.	2,449	128,214
Lundin Mining Corp.	44,319	232,561
Manulife Financial Corp.	11,692	227,908
Metro Inc.	4,819	196,579
National Bank of Canada	1,659	92,110
Open Text Corp.	5,925	266,828
Pembina Pipeline Corp.	30,415	1,165,500
Power Financial Corp.	5,925	153,887
PrairieSky Royalty Ltd.	40,290	442,031
Restaurant Brands International Inc.	3,950	241,143
RioCan REIT	6,794	139,522
Rogers Communications Inc., Class B, NVS	4,424	221,643
Royal Bank of Canada	15,168	1,199,402
Shaw Communications Inc., Class B, NVS	10,665	208,534

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Shopify Inc., Class A(a)	948	$441,784
Stars Group Inc. (The)(a)	4,345	103,750
Sun Life Financial Inc.	4,661	219,279
TELUS Corp.	2,370	95,065
Thomson Reuters Corp.	4,424	355,880
Toronto-Dominion Bank (The)	19,307	1,067,721
Wheaton Precious Metals Corp.	13,509	397,951
WSP Global Inc.	2,370	168,537

		16,784,468

Chile — 0.1%
Aguas Andinas SA, Class A	296,566	111,110
Cencosud SA	11,850	14,651
Cia. Cervecerias Unidas SA	5,925	52,277
Itau CorpBanca	6,025,725	29,273
SACI Falabella	13,156	51,590

		258,901

China — 4.2%
360 Security Technology Inc., Class A	7,900	27,718
Agricultural Bank of China Ltd., Class A	292,300	146,926
Agricultural Bank of China Ltd., Class H	632,000	245,804
Alibaba Group Holding Ltd., ADR(a)	16,906	3,492,611
Baidu Inc., ADR(a)	2,765	341,643
Bank of Beijing Co. Ltd., Class A	176,197	136,372
Bank of China Ltd., Class A	110,600	57,015
Bank of China Ltd., Class H	1,106,000	431,581
Bank of Communications Co. Ltd., Class A	213,300	166,612
Bank of Communications Co. Ltd., Class H	237,000	152,610
Bank of Jiangsu Co. Ltd., Class A	31,695	31,456
Bank of Nanjing Co. Ltd., Class A	31,600	37,318
Bank of Ningbo Co. Ltd., Class A	7,900	30,380
Bank of Shanghai Co. Ltd., Class A	15,800	20,103
China Cinda Asset Management Co. Ltd., Class H	316,000	63,893
China CITIC Bank Corp. Ltd., Class A	23,700	19,697
China CITIC Bank Corp. Ltd., Class H	158,000	83,020
China Conch Venture Holdings Ltd.	39,500	176,264
China Construction Bank Corp., Class H	1,191,000	912,626
China Everbright Bank Co. Ltd., Class A	221,200	126,981
China Gas Holdings Ltd.	31,600	125,344
China Jushi Co. Ltd., Class A	15,800	22,562
China Life Insurance Co. Ltd., Class H	158,000	383,356
China Merchants Bank Co. Ltd., Class A	23,700	124,578
China Merchants Bank Co. Ltd., Class H	39,500	192,797
China Minsheng Banking Corp. Ltd., Class A	118,500	102,885
China Mobile Ltd.	79,000	653,170
China Molybdenum Co. Ltd., Class H	237,000	88,514
China National Nuclear Power Co. Ltd., Class A	386,698	267,819
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,800	22,878
China Oilfield Services Ltd., Class H	148,000	216,904
China Pacific Insurance Group Co. Ltd., Class A	15,800	81,134
China Resources Gas Group Ltd.	158,000	836,302
China Tower Corp. Ltd., Class H(c)	474,000	99,502
China Unicom Hong Kong Ltd.	158,000	133,076
China Vanke Co. Ltd., Class A	7,900	32,693
China Vanke Co. Ltd., Class H	24,400	86,729
China Yangtze Power Co. Ltd., Class A	71,100	174,125
Chongqing Rural Commercial Bank Co. Ltd., Class H	158,000	72,846
Country Garden Holdings Co. Ltd.	79,000	101,333
ENN Energy Holdings Ltd.	23,700	278,055

Security	Shares	Value

China (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,900	$120,946
Fosun International Ltd.	39,500	53,006
Ganfeng Lithium Co. Ltd., Class A	7,900	48,927
Geely Automobile Holdings Ltd.	79,000	127,582
Great Wall Motor Co. Ltd., Class H	85,000	56,923
Gree Electric Appliances Inc. of Zhuhai, Class A	7,900	72,132
Guangzhou Baiyun International Airport Co. Ltd., Class A	7,900	17,305
Guotai Junan Securities Co. Ltd., Class A	15,800	39,642
Haitong Securities Co. Ltd., Class A	15,800	32,828
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	7,900	40,612
Hangzhou Robam Appliances Co. Ltd., Class A	7,900	37,025
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,900	33,009
Huaneng Renewables Corp. Ltd., Class H	456,000	187,335
Huazhu Group Ltd., ADR	3,950	136,275
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	7,900	29,399
Hutchison China MediTech Ltd., ADR(a)	3,792	93,094
Iflytek Co. Ltd., Class A	7,900	39,699
Industrial & Commercial Bank of China Ltd., Class A	23,700	19,359
Industrial & Commercial Bank of China Ltd., Class H	869,000	584,190
Industrial Bank Co. Ltd., Class A	65,598	174,140
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,800	69,131
iQIYI Inc., ADR(a)(b)	5,925	131,772
JD.com Inc., ADR(a)	9,085	342,414
Jiangsu Expressway Co. Ltd., Class H	158,000	196,358
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,900	120,889
Jinduicheng Molybdenum Co. Ltd., Class A	23,700	24,672
JOYY Inc.(a)(b)	621	37,589
NetEase Inc., ADR	790	253,400
New Oriental Education & Technology Group Inc., ADR(a)	2,133	259,266
NIO Inc., ADR(a)(b)	23,700	89,586
Offshore Oil Engineering Co. Ltd., Class A	47,400	48,667
People’s Insurance Co. Group of China Ltd. (The), Class H	237,000	85,461
PICC Property & Casualty Co. Ltd., Class H	158,000	170,719
Pinduoduo Inc., ADR(a)	3,318	116,860
Ping An Insurance Group Co. of China Ltd., Class A	7,900	94,187
Ping An Insurance Group Co. of China Ltd., Class H	79,000	902,433
Postal Savings Bank of China Co. Ltd., Class H(c)	158,000	98,688
Qudian Inc., ADR(a)	5,925	17,064
Sany Heavy Industry Co. Ltd., Class A	31,600	72,335
SF Holding Co. Ltd., Class A	7,900	44,245
Shanghai International Airport Co. Ltd., Class A	7,900	77,818
Shanghai International Port Group Co. Ltd., Class A	47,599	35,345
Shanghai Pudong Development Bank Co. Ltd., Class A	63,200	102,433
Shenzhen International Holdings Ltd.	39,500	79,357
Shenzhou International Group Holdings Ltd.	23,700	316,818
Sichuan Chuantou Energy Co. Ltd., Class A	15,800	20,554
Sino Biopharmaceutical Ltd.	79,000	106,013
Sunny Optical Technology Group Co. Ltd.	7,900	128,904
Suofeiya Home Collection Co. Ltd., Class A	7,900	22,213
TAL Education Group, ADR(a)	4,503	224,700
Tech-Bank Food Co. Ltd., Class A(a)	15,800	22,472
Tencent Holdings Ltd.	63,200	3,035,918
Tencent Music Entertainment Group, ADR(a)	5,925	75,188
Tianqi Lithium Corp., Class A	10,150	44,671
Tongkun Group Co. Ltd., Class A	15,800	31,948
Towngas China Co. Ltd.	158,000	98,281
Trip.com Group Ltd., ADR(a)	5,767	185,294
Vipshop Holdings Ltd., ADR(a)	7,268	92,522

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Want Want China Holdings Ltd.	79,000	$65,622
Wens Foodstuffs Group Co. Ltd., Class A	7,900	36,867
Wuliangye Yibin Co. Ltd., Class A	7,900	142,324
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,800	83,436
Yintai Gold Co. Ltd., Class A	15,800	27,955
Yum China Holdings Inc.	4,530	195,107
Zhejiang Expressway Co. Ltd., Class H	158,000	129,820
Zhejiang Semir Garment Co. Ltd., Class A	15,800	21,051
ZTO Express Cayman Inc., ADR	5,925	128,691

		21,447,718

Colombia — 0.1%
Grupo de Inversiones Suramericana SA	45,109	421,450
Interconexion Electrica SA ESP	47,953	263,213

		684,663

Czech Republic — 0.0%
Moneta Money Bank AS(c)	5,925	21,706

Denmark — 0.5%
Carlsberg A/S, Class B	850	124,336
Chr Hansen Holding A/S	1,975	147,261
Coloplast A/S, Class B	869	109,666
Danske Bank A/S	9,796	164,009
Genmab A/S(a)	632	145,972
ISS A/S	2,054	49,862
Novo Nordisk A/S, Class B	18,881	1,154,977
Novozymes A/S, Class B	6,599	344,367
Orsted A/S(c)	1,264	137,959
Pandora A/S	1,580	81,866
Vestas Wind Systems A/S	2,449	244,342

		2,704,617

Finland — 0.4%
Elisa OYJ	3,318	199,809
Kone OYJ, Class B	6,004	387,641
Neste OYJ	16,116	640,808
Nokia OYJ	42,028	163,922
Nokian Renkaat OYJ	2,607	70,233
Nordea Bank Abp	33,022	260,787
Orion OYJ, Class B	1,501	70,978
Sampo OYJ, Class A	4,503	203,950
Wartsila OYJ Abp	12,956	159,013

		2,157,141

France — 3.3%
Aeroports de Paris	474	89,824
Airbus SE	7,031	1,038,174
Alstom SA	3,002	159,488
Amundi SA(c)	1,580	128,258
Atos SE	2,370	197,350
AXA SA	20,224	539,687
BioMerieux	474	46,987
BNP Paribas SA	10,033	534,192
Bollore SA	33,101	134,772
Bureau Veritas SA	5,214	143,934
Capgemini SE	2,291	285,244
CNP Assurances	4,266	76,918
Credit Agricole SA	3,792	51,394
Danone SA	7,426	595,815
Dassault Aviation SA	79	96,128
Dassault Systemes SE	1,817	315,531
Edenred	4,661	252,016

Security	Shares	Value

France (continued)
Eiffage SA	395	$45,853
EssilorLuxottica SA	3,748	557,612
Eurazeo SE	2,900	207,932
Gecina SA	697	131,620
Getlink SE	10,349	182,927
Hermes International	474	355,409
ICADE	1,106	123,547
Iliad SA(b)	711	93,527
Ingenico Group SA	1,106	128,940
Kering SA	948	583,068
Klepierre SA	4,187	142,588
Legrand SA	4,029	323,262
L’Oreal SA	3,555	992,398
LVMH Moet Hennessy Louis Vuitton SE	2,291	1,003,622
Natixis SA	5,925	25,102
Orange SA	11,850	168,157
Pernod Ricard SA	2,923	506,946
Peugeot SA	5,767	118,936
Publicis Groupe SA	1,738	77,100
Remy Cointreau SA	711	75,011
Renault SA	3,476	135,767
Safran SA	4,424	715,546
Sanofi	12,245	1,179,904
Sartorius Stedim Biotech	316	56,766
Schneider Electric SE	9,164	919,280
SCOR SE	1,817	77,383
SES SA	4,108	50,555
Societe Generale SA	12,324	399,139
Sodexo SA	1,817	190,487
STMicroelectronics NV	8,611	241,335
Teleperformance	474	119,135
Thales SA	1,501	165,043
Ubisoft Entertainment SA(a)	2,133	162,251
Unibail-Rodamco-Westfield	2,414	327,979
Vinci SA	7,821	868,457
Vivendi SA	10,744	294,805
Worldline SA(a)(c)	1,343	94,880

		16,527,981

Germany — 2.2%
adidas AG	1,896	600,508
Allianz SE, Registered	4,503	1,077,140
Aroundtown SA	10,744	101,634
BASF SE	237	16,040
Bayer AG, Registered	9,085	735,467
Bayerische Motoren Werke AG	5,767	411,196
Beiersdorf AG	1,185	134,473
Commerzbank AG	11,850	68,287
Continental AG	1,185	135,183
Daimler AG, Registered	14,062	651,469
Delivery Hero SE(a)(c)	3,239	249,898
Deutsche Bank AG, Registered	24,253	222,650
Deutsche Boerse AG	1,580	257,478
Deutsche Post AG, Registered	5,293	185,210
Deutsche Telekom AG, Registered	20,224	327,353
Deutsche Wohnen SE	4,108	173,905
Fraport AG Frankfurt Airport Services Worldwide	1,422	106,118
Fresenius Medical Care AG & Co. KGaA	3,081	237,981
Fresenius SE & Co. KGaA	4,977	254,403
GEA Group AG	2,686	80,637
Infineon Technologies AG	16,906	366,761

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	790	$49,640
Merck KGaA	1,185	152,202
MTU Aero Engines AG	711	216,208
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,422	419,652
Puma SE	1,294	103,822
QIAGEN NV(a)	3,081	102,977
SAP SE	11,139	1,454,399
Siemens AG, Registered	8,690	1,075,122
Siemens Healthineers AG(c)	1,975	92,976
Symrise AG	3,713	382,425
Telefonica Deutschland Holding AG	37,367	113,174
United Internet AG, Registered(d)	2,133	69,259
Vonovia SE	5,451	311,343
Wirecard AG	1,027	151,598
Zalando SE(a)(c)	2,686	129,275

		11,217,863

Greece — 0.0%
National Bank of Greece SA(a)	5,625	17,978
OPAP SA	5,625	70,128

		88,106

Hong Kong — 1.0%
AIA Group Ltd.	142,200	1,423,850
BOC Hong Kong Holdings Ltd.	39,500	132,008
CK Asset Holdings Ltd.	39,500	255,367
Hang Lung Properties Ltd.	79,000	166,446
Hang Seng Bank Ltd.	7,900	160,952
Hong Kong & China Gas Co. Ltd.	181,559	349,795
Hong Kong Exchanges & Clearing Ltd.	9,000	299,965
Hongkong Land Holdings Ltd.	23,700	126,321
Jardine Strategic Holdings Ltd.	7,900	243,557
Link REIT	39,500	401,873
Melco Resorts & Entertainment Ltd., ADR	6,794	137,035
MTR Corp. Ltd.	39,500	223,319
Power Assets Holdings Ltd.	79,000	572,796
Sun Hung Kai Properties Ltd.	39,500	556,008
Swire Properties Ltd.	31,600	98,891

		5,148,183

Hungary — 0.0%
OTP Bank Nyrt	1,896	87,862

India — 1.0%
Adani Ports & Special Economic Zone Ltd.	3,160	16,359
Asian Paints Ltd.	8,769	220,664
Axis Bank Ltd.	18,723	191,356
Bajaj Auto Ltd.	1,896	84,495
Bandhan Bank Ltd.(c)	5,925	37,394
Bharat Petroleum Corp. Ltd.	17,775	113,825
Bharti Airtel Ltd.(a)	21,909	152,426
Bharti Infratel Ltd.	7,979	27,764
Cipla Ltd.	11,850	74,215
Dabur India Ltd.	5,925	41,163
DLF Ltd.	23,700	86,503
Godrej Consumer Products Ltd.	5,925	55,852
HCL Technologies Ltd.	16,432	136,186
HDFC Life Insurance Co. Ltd.(c)	5,925	49,753
Hero MotoCorp Ltd.	1,580	55,396
Hindustan Unilever Ltd.	8,137	231,969
Housing Development Finance Corp. Ltd.	14,457	489,075

Security	Shares	Value

India (continued)
ICICI Bank Ltd.	14,342	$105,649
ICICI Bank Ltd., ADR, NVS	15,168	221,149
Infosys Ltd.	24,016	261,153
Infosys Ltd., ADR	11,455	125,547
ITC Ltd.	61,383	202,280
Larsen & Toubro Ltd., GDR(d)	2,765	52,369
Lupin Ltd.	5,925	59,638
Mahindra & Mahindra Ltd., GDR	2,844	22,610
Maruti Suzuki India Ltd.	1,106	107,155
Nestle India Ltd.	774	166,601
Petronet LNG Ltd.	41,001	153,127
REC Ltd.	23,858	48,045
Reliance Industries Ltd.	35,076	693,901
SBI Life Insurance Co. Ltd.(c)	5,925	82,543
State Bank of India(a)	5,925	26,442
State Bank of India, GDR(a)(d)	2,217	98,435
Sun Pharmaceutical Industries Ltd.	8,295	50,486
Tata Consultancy Services Ltd.	10,133	295,232
Tata Motors Ltd.(a)	49,694	122,986
Tech Mahindra Ltd.	7,031	78,491
Titan Co. Ltd.	4,819	80,213
United Spirits Ltd.(a)	5,925	51,397
Wipro Ltd.	5,925	19,662
Wipro Ltd., ADR	16,425	59,623
Zee Entertainment Enterprises Ltd.	11,850	44,696

		5,293,825

Indonesia — 0.2%
Astra International Tbk PT	268,600	124,907
Bank Central Asia Tbk PT	39,500	93,724
Bank Rakyat Indonesia Persero Tbk PT	521,400	170,300
Charoen Pokphand Indonesia Tbk PT	86,900	42,320
Gudang Garam Tbk PT	15,800	64,537
Hanjaya Mandala Sampoerna Tbk PT	371,300	56,287
Jasa Marga Persero Tbk PT	189,642	63,885
Telekomunikasi Indonesia Persero Tbk PT	758,400	211,052
Unilever Indonesia Tbk PT	197,500	114,985

		941,997

Ireland — 0.2%
Flutter Entertainment PLC	128	14,540
Kerry Group PLC, Class A	1,817	232,168
Linde PLC	4,503	914,694

		1,161,402

Israel — 0.2%
Bank Hapoalim BM	16,353	141,078
Bank Leumi Le-Israel BM	13,994	101,167
Check Point Software Technologies Ltd.(a)	1,580	180,610
Nice Ltd.(a)	1,264	219,192
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	16,985	176,644
Wix.com Ltd.(a)	395	56,363

		875,054

Italy — 0.5%
Assicurazioni Generali SpA	15,800	308,081
Atlantia SpA	11,297	277,554
CNH Industrial NV	14,694	140,432
Davide Campari-Milano SpA	18,960	183,430
Ferrari NV	1,817	307,074
Intesa Sanpaolo SpA	171,114	425,811
Leonardo SpA	5,457	67,610
Moncler SpA	3,002	129,746

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Recordati SpA	948	$40,584
Snam SpA	53,562	287,112
Terna Rete Elettrica Nazionale SpA	44,319	309,224
UniCredit SpA	19,750	264,438

		2,741,096

Japan — 7.1%
Alfresa Holdings Corp.	15,800	324,645
Astellas Pharma Inc.	24,300	437,304
Canon Inc.	15,800	420,784
Chiba Bank Ltd. (The)	15,800	87,903
Concordia Financial Group Ltd.	31,600	122,161
Dai-ichi Life Holdings Inc.	15,800	241,406
Daiichi Sankyo Co. Ltd.	7,900	542,362
Daiwa House Industry Co. Ltd.	7,900	252,266
Daiwa Securities Group Inc.	23,700	122,256
Denso Corp.	7,900	331,059
Dentsu Group Inc.	7,900	266,771
East Japan Railway Co.	1,100	98,445
Hitachi Ltd.	7,900	308,318
Honda Motor Co. Ltd.	15,800	412,694
Hoya Corp.	7,900	772,616
Iida Group Holdings Co. Ltd.	15,800	271,145
Isuzu Motors Ltd.	15,800	159,334
ITOCHU Corp.	31,600	748,709
Japan Post Bank Co. Ltd.	23,700	222,164
Japan Post Holdings Co. Ltd.	31,600	290,475
Japan Tobacco Inc.	15,800	337,619
JGC Holdings Corp.	7,900	116,403
Kajima Corp.	15,800	204,962
Kansai Paint Co. Ltd.	15,800	385,725
Kao Corp.	7,900	640,105
KDDI Corp.	23,700	715,253
Keikyu Corp.	7,900	147,672
Keisei Electric Railway Co. Ltd.	7,900	289,367
Keyence Corp.	1,800	620,621
Kirin Holdings Co. Ltd.	7,900	175,843
Koito Manufacturing Co. Ltd.	7,900	350,957
Komatsu Ltd.	7,900	179,815
Kubota Corp.	15,800	253,724
Kyocera Corp.	7,900	530,190
M3 Inc.	7,900	234,700
Marubeni Corp.	126,400	927,373
Mebuki Financial Group Inc.	31,600	71,431
Medipal Holdings Corp.	15,800	340,534
Mitsubishi Corp.	23,700	617,291
Mitsubishi Electric Corp.	31,600	450,450
Mitsubishi Estate Co. Ltd.	15,800	313,711
Mitsubishi Motors Corp.	23,700	90,309
Mitsubishi UFJ Financial Group Inc.	142,200	745,866
Mitsubishi UFJ Lease & Finance Co. Ltd.	23,700	151,753
Mitsui & Co. Ltd.	102,700	1,857,668
Mitsui Fudosan Co. Ltd.	7,900	212,214
Mizuho Financial Group Inc.	371,300	556,684
MS&AD Insurance Group Holdings Inc.	7,900	266,553
Murata Manufacturing Co. Ltd.	7,900	461,237
Nexon Co. Ltd.(a)	7,900	108,239
Nippon Paint Holdings Co. Ltd.	7,900	384,850
Nippon Telegraph & Telephone Corp.	15,800	406,207
Nissan Motor Co. Ltd.	23,700	131,090
Nomura Holdings Inc.	71,100	371,490

Security	Shares	Value

Japan (continued)
NTT Data Corp.	15,800	$226,683
NTT DOCOMO Inc.	15,800	452,928
Obayashi Corp.	23,700	265,241
Olympus Corp.	15,800	260,138
Omron Corp.	7,900	467,214
ORIX Corp.	23,700	406,279
Otsuka Holdings Co. Ltd.	7,900	358,100
Panasonic Corp.	23,700	240,969
Rakuten Inc.(a)	23,700	187,177
Recruit Holdings Co. Ltd.	15,800	627,423
Resona Holdings Inc.	63,200	265,838
Ricoh Co. Ltd.	15,800	183,533
Santen Pharmaceutical Co. Ltd.	7,900	149,858
SBI Holdings Inc.	7,900	187,906
Sega Sammy Holdings Inc.	7,900	109,260
Sekisui House Ltd.	7,900	172,089
Seven & i Holdings Co. Ltd.	7,900	307,370
Seven Bank Ltd.	47,400	143,444
Shimizu Corp.	23,700	247,747
Shin-Etsu Chemical Co. Ltd.	7,900	926,775
Shinsei Bank Ltd.	7,900	123,181
Shiseido Co. Ltd.	7,900	516,559
Shizuoka Bank Ltd. (The)	15,800	113,268
SoftBank Group Corp.	15,800	659,493
Sompo Holdings Inc.	7,900	301,247
Sony Corp.	15,800	1,125,104
Subaru Corp.	7,900	201,172
Sumitomo Corp.	23,700	358,173
Sumitomo Mitsui Financial Group Inc.	15,800	566,196
Sumitomo Mitsui Trust Holdings Inc.	7,900	297,603
T&D Holdings Inc.	7,900	86,810
Taisei Corp.	7,900	321,437
Takeda Pharmaceutical Co. Ltd.	18,575	724,422
Terumo Corp.	15,800	580,774
Toho Gas Co. Ltd.	7,900	309,411
Tokio Marine Holdings Inc.	7,900	436,237
Toshiba Corp.	7,900	255,109
Toyota Industries Corp.	7,900	437,330
Toyota Motor Corp.	23,700	1,673,224
Toyota Tsusho Corp.	7,900	279,527
Unicharm Corp.	7,900	274,935
Z Holdings Corp.	63,200	255,401

		36,163,308

Malaysia — 0.3%
AMMB Holdings Bhd	79,000	71,327
CIMB Group Holdings Bhd	71,100	85,535
Dialog Group Bhd	292,300	233,241
Genting Bhd	150,100	201,452
Genting Malaysia Bhd	55,300	40,753
IHH Healthcare Bhd	55,300	76,918
Malayan Banking Bhd	55,300	113,758
Maxis Bhd(b)	31,600	40,946
Petronas Dagangan Bhd	23,700	128,158
PPB Group Bhd	57,120	259,535
Public Bank Bhd	23,700	107,570
RHB Bank Bhd(b)	7,900	10,969

		1,370,162

Mexico — 0.3%
America Movil SAB de CV, Series L, NVS	316,001	262,081

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV	15,800	$95,996
Fibra Uno Administracion SA de CV	94,800	155,394
Fomento Economico Mexicano SAB de CV	23,700	213,435
Grupo Aeroportuario del Pacifico SAB de CV, Series B	7,900	97,524
Grupo Aeroportuario del Sureste SAB de CV, Class B	6,320	121,292
Grupo Financiero Banorte SAB de CV, Class O	38,601	236,875
Grupo Financiero Inbursa SAB de CV, Class O	39,500	44,870
Promotora y Operadora de Infraestructura SAB de CV	6,345	68,374
Wal-Mart de Mexico SAB de CV	86,900	251,954

		1,547,795

Netherlands — 1.1%
Aegon NV	32,627	132,661
AerCap Holdings NV(a)(b)	2,212	125,221
Altice Europe NV(a)	5,925	38,188
ASML Holding NV	4,898	1,380,060
Heineken NV	2,765	301,269
ING Groep NV	28,124	306,216
Koninklijke Ahold Delhaize NV	6,162	151,598
Koninklijke DSM NV	2,370	289,696
Koninklijke KPN NV	13,983	39,251
Koninklijke Philips NV	8,769	402,317
Koninklijke Vopak NV	2,607	139,774
NXP Semiconductors NV	3,464	439,443
Prosus NV(a)	4,740	342,645
Randstad NV	2,133	122,823
Unilever NV	15,484	904,299
Wolters Kluwer NV	2,844	214,065

		5,329,526

New Zealand — 0.1%
a2 Milk Co. Ltd.(a)	5,925	57,515
Meridian Energy Ltd.	81,844	283,100

		340,615

Norway — 0.3%
DNB ASA	25,675	450,812
Gjensidige Forsikring ASA	10,349	225,667
Mowi ASA	14,136	337,689
Orkla ASA	26,116	252,156
Schibsted ASA, Class B	5,135	145,954
Telenor ASA	8,848	160,252

		1,572,530

Peru — 0.1%
Credicorp Ltd.	474	97,919
Southern Copper Corp.	15,405	580,460

		678,379

Philippines — 0.1%
BDO Unibank Inc.	23,370	68,046
International Container Terminal Services Inc.	38,190	97,673
Jollibee Foods Corp.	5,430	20,425
SM Investments Corp.	8,565	163,616
SM Prime Holdings Inc.	155,700	119,156

		468,916

Poland — 0.1%
Bank Polska Kasa Opieki SA	4,740	120,952
CCC SA	237	5,923
CD Projekt SA	2,054	149,114
Powszechna Kasa Oszczednosci Bank Polski SA	11,613	102,420
Powszechny Zaklad Ubezpieczen SA	11,218	116,317

		494,726

Security	Shares	Value

Portugal — 0.1%
Galp Energia SGPS SA	10,270	$155,240
Jeronimo Martins SGPS SA	5,925	102,070

		257,310

Qatar — 0.1%
Barwa Real Estate Co.	278,870	269,462
Industries Qatar QSC	39,105	106,312
Mesaieed Petrochemical Holding Co.	142,200	85,003
Qatar Insurance Co. SAQ	23,700	20,507
Qatar National Bank QPSC	36,340	202,749

		684,033

Russia — 0.3%
Alrosa PJSC	52,930	66,420
Magnit PJSC, GDR(d)	9,108	123,869
Mobile TeleSystems PJSC, ADR	26,228	267,263
Moscow Exchange MICEX-RTS PJSC	168,750	290,283
Sberbank of Russia PJSC	194,390	767,081
Sberbank of Russia PJSC, New, ADR	7,141	114,256
VTB Bank PJSC	56,250,000	40,838

		1,670,010

Saudi Arabia — 0.4%
Al Rajhi Bank	11,613	205,518
Alinma Bank	5,925	40,900
Almarai Co. JSC	4,345	55,007
Arab National Bank	11,850	83,853
Bank AlBilad	5,925	43,032
Bank Al-Jazira	5,925	23,751
Banque Saudi Fransi	11,850	117,174
Dar Al Arkan Real Estate Development Co.(a)	17,775	46,569
Emaar Economic City(a)	11,850	31,646
Etihad Etisalat Co.(a)	5,925	41,611
National Commercial Bank	20,935	261,967
Riyad Bank	21,883	137,410
Samba Financial Group	25,675	207,344
Saudi Arabian Fertilizer Co.	5,767	115,279
Saudi Arabian Mining Co.(a)	5,925	67,746
Saudi British Bank (The)	17,775	151,362
Saudi Telecom Co.	7,031	171,090
Yanbu National Petrochemical Co.	10,349	145,360

		1,946,619

Singapore — 0.4%
Ascendas REIT	36,400	84,006
City Developments Ltd.	23,700	184,057
DBS Group Holdings Ltd.	15,800	293,682
Genting Singapore Ltd.	165,900	104,531
Oversea-Chinese Banking Corp. Ltd.	43,400	344,364
SATS Ltd.	15,800	52,786
Singapore Press Holdings Ltd.(b)	34,500	51,059
Singapore Technologies Engineering Ltd.	47,400	142,731
Singapore Telecommunications Ltd.	150,100	362,906
United Overseas Bank Ltd.	9,300	174,839
UOL Group Ltd.	23,700	138,564
Yangzijiang Shipbuilding Holdings Ltd.	79,000	54,986

		1,988,511

South Africa — 0.6%
Absa Group Ltd.	7,110	65,149
Aspen Pharmacare Holdings Ltd.(a)	5,925	45,837
Bidvest Group Ltd. (The)	5,925	81,768
Clicks Group Ltd.	4,108	66,902
Discovery Ltd.	11,850	92,417

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
FirstRand Ltd.	40,685	$156,778
Fortress REIT Ltd., Series A	23,700	29,152
Growthpoint Properties Ltd.	103,016	144,845
Kumba Iron Ore Ltd.	5,451	127,027
Liberty Holdings Ltd.	1,422	10,011
Mr. Price Group Ltd.	5,925	67,200
MTN Group Ltd.	19,355	104,250
MultiChoice Group Ltd.(a)	4,673	33,264
Naspers Ltd., Class N	4,740	777,614
Nedbank Group Ltd.	7,368	96,136
NEPI Rockcastle PLC	9,085	74,802
Old Mutual Ltd.	38,552	44,465
Pepkor Holdings Ltd.(c)	17,775	19,458
Rand Merchant Investment Holdings Ltd.	35,550	64,277
Redefine Properties Ltd.	232,971	111,675
Reinet Investments SCA	4,898	105,343
Remgro Ltd.	5,925	72,090
RMB Holdings Ltd.	33,891	166,591
Sanlam Ltd.	38,236	188,433
SPAR Group Ltd. (The)	3,792	48,468
Standard Bank Group Ltd.	16,669	175,008
Vodacom Group Ltd.	5,925	46,315

		3,015,275

South Korea — 1.3%
Amorepacific Corp.	711	112,152
BNK Financial Group Inc.	6,162	34,898
Celltrion Inc.(a)	910	125,981
Daelim Industrial Co. Ltd.	1,817	123,486
Daewoo Engineering & Construction Co. Ltd.(a)	15,089	55,072
GS Engineering & Construction Corp.	2,133	50,110
Hana Financial Group Inc.	3,816	106,298
Hanwha Corp.	1,580	28,833
Hanwha Life Insurance Co. Ltd.	75,919	130,582
Hotel Shilla Co. Ltd.	1,027	75,311
Hyundai Engineering & Construction Co. Ltd.	2,449	78,493
Hyundai Mobis Co. Ltd.	948	182,545
Hyundai Motor Co.	1,185	124,282
Industrial Bank of Korea(a)	1,106	9,976
Kangwon Land Inc.	5,925	136,958
KB Financial Group Inc.(a)	4,042	149,051
Kia Motors Corp.	1,896	65,064
Korea Aerospace Industries Ltd.	2,032	51,318
Korea Gas Corp.	2,212	60,318
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	2,054	196,464
KT&G Corp.(a)	2,212	176,500
LG Household & Health Care Ltd.	158	166,769
NAVER Corp.	1,384	208,439
NCSoft Corp.	318	169,693
Samsung Biologics Co. Ltd.(a)(c)	316	128,457
Samsung C&T Corp.	711	64,726
Samsung Electronics Co. Ltd.	50,802	2,404,021
Samsung Engineering Co. Ltd.(a)	7,426	107,479
Samsung Fire & Marine Insurance Co. Ltd.	395	69,929
Samsung SDI Co. Ltd.	553	128,060
Samsung SDS Co. Ltd.	869	141,449
Shinhan Financial Group Co. Ltd.(a)	4,981	163,616
SK Holdings Co. Ltd.	869	171,707
SK Hynix Inc.	6,241	489,603
SK Telecom Co. Ltd.	237	45,636

Security	Shares	Value

South Korea (continued)
Woongjin Coway Co. Ltd.	1,185	$87,295

		6,620,571

Spain — 1.0%
Aena SME SA(c)	2,449	453,642
Amadeus IT Group SA	6,162	483,611
Banco Bilbao Vizcaya Argentaria SA	76,809	397,382
Banco de Sabadell SA	81,875	73,857
Banco Santander SA	171,588	675,807
Bankia SA	53,325	97,004
CaixaBank SA	48,901	143,067
Cellnex Telecom SA(c)	6,229	310,082
Enagas SA	4,975	134,083
Ferrovial SA	7,031	223,312
Grifols SA	4,029	135,288
Industria de Diseno Textil SA	15,168	510,495
Mapfre SA	44,714	114,564
Red Electrica Corp. SA	27,600	551,624
Siemens Gamesa Renewable Energy SA	8,374	133,679
Telefonica SA	61,225	414,493

		4,851,990

Sweden — 0.9%
Alfa Laval AB	3,160	79,011
Assa Abloy AB, Class B	15,563	370,238
Atlas Copco AB, Class A	7,505	266,293
Atlas Copco AB, Class B	4,187	130,319
Boliden AB	19,276	458,569
Epiroc AB, Class A	11,692	135,496
Hennes & Mauritz AB, Class B	10,112	222,044
Hexagon AB, Class B	3,239	176,490
Husqvarna AB, Class B	11,850	89,404
ICA Gruppen AB	3,239	142,415
Industrivarden AB, Class C	10,507	247,778
Investor AB, Class B	10,507	575,786
Kinnevik AB, Class B	9,480	228,968
Sandvik AB	7,505	137,157
Skandinaviska Enskilda Banken AB, Class A	6,873	67,912
Skanska AB, Class B	5,293	122,459
Svenska Handelsbanken AB, Class A	9,243	90,794
Swedbank AB, Class A	3,318	51,033
Telefonaktiebolaget LM Ericsson, Class B	24,490	192,492
Telia Co. AB	29,230	125,094
Volvo AB, Class B	25,359	434,899

		4,344,651

Switzerland — 2.5%
ABB Ltd., Registered	17,854	416,708
Adecco Group AG, Registered	2,133	125,399
Alcon Inc.(a)	4,029	237,867
Cie. Financiere Richemont SA, Registered	5,530	405,038
Credit Suisse Group AG, Registered	5,451	69,038
EMS-Chemie Holding AG, Registered	316	207,074
Geberit AG, Registered	632	333,677
Givaudan SA, Registered	79	260,480
Kuehne + Nagel International AG, Registered	711	115,004
Lonza Group AG, Registered	632	259,628
Nestle SA, Registered	30,099	3,319,956
Novartis AG, Registered	20,698	1,956,594
Roche Holding AG, NVS	7,031	2,364,201
Schindler Holding AG, Participation Certificates, NVS	474	122,573
SGS SA, Registered	79	228,616

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sika AG, Registered	2,370	$426,352
Sonova Holding AG, Registered	237	59,419
Swatch Group AG (The), Bearer	553	139,160
Swiss Re AG	2,844	321,423
Swisscom AG, Registered	237	130,142
Temenos AG, Registered	1,185	191,551
UBS Group AG, Registered	41,633	518,011
Vifor Pharma AG	790	145,803
Zurich Insurance Group AG	1,264	525,154

		12,878,868

Taiwan — 1.4%
Acer Inc.	79,000	44,196
Cathay Financial Holding Co. Ltd.	245,253	330,019
China Development Financial Holding Corp.	316,000	97,178
China Life Insurance Co. Ltd.(a)	94,892	77,587
Chunghwa Telecom Co. Ltd.	79,000	282,432
CTBC Financial Holding Co. Ltd.	316,400	230,945
Delta Electronics Inc.	79,000	373,961
E.Sun Financial Holding Co. Ltd.	158,091	147,054
Fubon Financial Holding Co. Ltd.	158,000	235,622
Hon Hai Precision Industry Co. Ltd.	116,720	321,464
Mega Financial Holding Co. Ltd.	158,000	165,014
Ruentex Development Co. Ltd.	158,000	222,023
Shin Kong Financial Holding Co. Ltd.	409,853	133,637
SinoPac Financial Holdings Co. Ltd.	395,200	168,760
Synnex Technology International Corp.	158,000	196,134
Taishin Financial Holding Co. Ltd.	423,477	198,358
Taiwan Business Bank	79,700	32,583
Taiwan Cooperative Financial Holding Co. Ltd.	79,680	54,863
Taiwan High Speed Rail Corp.	79,000	94,536
Taiwan Mobile Co. Ltd.	79,000	279,817
Taiwan Semiconductor Manufacturing Co. Ltd.	237,000	2,510,510
Tatung Co. Ltd.(a)	79,000	51,256
Uni-President Enterprises Corp.	158,000	379,715
Yuanta Financial Holding Co. Ltd.	395,000	257,589

		6,885,253

Thailand — 0.2%
Airports of Thailand PCL, NVDR	110,600	250,154
Bangkok Bank PCL, Foreign	7,900	36,623
Bangkok Expressway & Metro PCL, NVDR	294,500	103,930
CP ALL PCL, NVDR	86,900	197,246
Energy Absolute PCL, NVDR	79,000	109,617
Kasikornbank PCL, Foreign	23,700	107,209
Krung Thai Bank PCL, NVDR	489,800	252,993
Siam Commercial Bank PCL (The), NVDR	39,500	124,190

		1,181,962

Turkey — 0.1%
Akbank T.A.S.(a)	50,459	69,639
Aselsan Elektronik Sanayi Ve Ticaret AS	17,775	69,674
TAV Havalimanlari Holding AS	6,162	28,046
Turkcell Iletisim Hizmetleri AS	11,850	27,917
Turkiye Garanti Bankasi AS(a)	22,910	45,552
Turkiye Is Bankasi AS, Class C(a)	9,290	11,254

		252,082

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	29,625	61,702
Aldar Properties PJSC	136,354	82,785
Emaar Properties PJSC	75,840	83,418

Security	Shares	Value

United Arab Emirates (continued)
Emirates Telecommunications Group Co. PJSC	36,261	$160,721

		388,626

United Kingdom — 4.7%
3i Group PLC	20,698	301,353
Amcor PLC(a)	17,775	188,237
Antofagasta PLC	46,136	500,033
Aptiv PLC	3,160	267,936
Ashtead Group PLC	7,505	242,876
AstraZeneca PLC	12,834	1,255,976
Auto Trader Group PLC(c)	13,193	97,738
Aviva PLC	44,161	231,921
BAE Systems PLC	24,569	204,491
Barclays PLC	175,854	389,442
Barratt Developments PLC	17,301	183,088
Berkeley Group Holdings PLC	2,528	174,618
British American Tobacco PLC	24,731	1,094,559
British Land Co. PLC (The)	31,126	227,554
BT Group PLC	78,921	167,411
Bunzl PLC	4,661	120,732
Burberry Group PLC	6,636	170,840
Capri Holdings Ltd.(a)	2,133	63,905
Coca-Cola European Partners PLC	2,370	124,686
Compass Group PLC	20,066	496,486
Croda International PLC	3,200	210,237
DCC PLC	1,738	140,486
Diageo PLC	25,517	1,012,459
Direct Line Insurance Group PLC	10,721	47,739
Experian PLC	16,511	573,938
Ferguson PLC	3,318	297,505
Fiat Chrysler Automobiles NV	11,534	149,958
GlaxoSmithKline PLC	48,901	1,149,990
GVC Holdings PLC	12,403	143,419
Halma PLC	5,925	164,564
Hargreaves Lansdown PLC	3,476	79,041
HSBC Holdings PLC	213,300	1,551,508
Imperial Brands PLC	13,351	343,327
Informa PLC	13,667	139,587
Intertek Group PLC	2,054	155,957
ITV PLC	55,379	98,843
JD Sports Fashion PLC	5,925	64,185
Johnson Matthey PLC	8,532	292,981
Kingfisher PLC	28,440	76,479
Land Securities Group PLC	21,001	259,672
Legal & General Group PLC	62,252	250,695
Lloyds Banking Group PLC	779,098	583,237
London Stock Exchange Group PLC	3,192	329,715
M&G PLC(a)	33,219	105,182
Marks & Spencer Group PLC	27,337	63,423
Meggitt PLC	5,609	49,952
Melrose Industries PLC	66,439	204,236
Micro Focus International PLC	11,297	152,670
National Grid PLC	30,415	403,256
Next PLC	1,659	150,721
Ocado Group PLC(a)	5,925	95,560
Pearson PLC	12,798	95,891
Persimmon PLC	6,715	270,243
Polymetal International PLC	5,625	95,247
Prudential PLC	33,219	592,031
Reckitt Benckiser Group PLC	7,742	641,008
RELX PLC	22,041	584,866

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Rentokil Initial PLC	17,775	$109,423
Rio Tinto PLC	10,586	569,901
Rolls-Royce Holdings PLC	19,829	175,129
Royal Bank of Scotland Group PLC	47,400	136,400
Royal Dutch Shell PLC, Class B	79	2,083
RSA Insurance Group PLC	16,748	121,513
Sage Group PLC (The)	5,925	57,672
Schroders PLC	948	40,151
Segro PLC	19,291	231,560
Sensata Technologies Holding PLC(a)	2,686	126,967
Severn Trent PLC	15,168	515,657
Smith & Nephew PLC	8,769	211,131
Smiths Group PLC	7,979	177,700
St. James’s Place PLC	6,399	96,498
Standard Chartered PLC	28,124	233,931
Standard Life Aberdeen PLC	34,602	137,521
Taylor Wimpey PLC	66,992	189,952
Tesco PLC	82,318	267,915
Unilever PLC	12,640	755,374
United Utilities Group PLC	37,209	497,111
Vodafone Group PLC	279,265	549,614
Weir Group PLC (The)	3,871	68,785
Whitbread PLC	3,081	181,544
WPP PLC	17,222	214,534

		23,791,756

United States — 55.5%
3M Co.	6,162	977,663
Abbott Laboratories	19,197	1,672,827
AbbVie Inc.	15,484	1,254,514
ABIOMED Inc.(a)	632	117,735
Accenture PLC, Class A	7,110	1,459,043
Activision Blizzard Inc.	7,110	415,793
Acuity Brands Inc.	553	65,182
Adobe Inc.(a)	5,214	1,830,844
Advance Auto Parts Inc.	790	104,082
Advanced Micro Devices Inc.(a)	11,060	519,820
Aflac Inc.	9,559	492,958
Agilent Technologies Inc.	4,582	378,290
AGNC Investment Corp.	11,376	211,480
Akamai Technologies Inc.(a)	1,896	176,992
Albemarle Corp.	1,817	145,869
Alexandria Real Estate Equities Inc.	1,422	232,070
Alexion Pharmaceuticals Inc.(a)	2,133	211,999
Align Technology Inc.(a)	869	223,420
Alleghany Corp.(a)	225	179,473
Allegion PLC	1,501	194,109
Allergan PLC	3,634	678,250
Alliance Data Systems Corp.	1,422	146,167
Allstate Corp. (The)	3,792	449,504
Ally Financial Inc.	7,663	245,446
Alphabet Inc., Class A(a)	2,844	4,074,826
Alphabet Inc., Class C, NVS(a)	3,318	4,758,775
Altice USA Inc., Class A(a)	5,925	162,108
Altria Group Inc.	20,066	953,737
Amazon.com Inc.(a)	4,266	8,569,200
AMERCO	395	146,652
American Express Co.	8,690	1,128,570
American International Group Inc.	11,692	587,640
American Tower Corp.	4,740	1,098,448
American Water Works Co. Inc.	11,376	1,549,411

Security	Shares	Value

United States (continued)
Ameriprise Financial Inc.	1,501	$248,280
AmerisourceBergen Corp.	1,817	155,463
AMETEK Inc.	2,370	230,245
Amgen Inc.	6,399	1,382,504
Amphenol Corp., Class A	1,501	149,304
Analog Devices Inc.	4,977	546,226
Annaly Capital Management Inc.	17,004	165,959
ANSYS Inc.(a)	1,248	342,364
Anthem Inc.	2,686	712,542
AO Smith Corp.	3,871	165,253
Aon PLC	2,923	643,791
Apple Inc.	45,899	14,206,199
Applied Materials Inc.	10,586	613,882
Arch Capital Group Ltd.(a)	3,476	153,500
Arrow Electronics Inc.(a)	790	59,993
Assurant Inc.	1,027	134,085
AT&T Inc.	74,023	2,784,745
Athene Holding Ltd., Class A(a)	1,264	55,060
Atmos Energy Corp.	10,349	1,211,143
Autodesk Inc.(a)	2,370	466,534
Automatic Data Processing Inc.	5,372	920,707
AutoZone Inc.(a)	237	250,737
AvalonBay Communities Inc.	1,580	342,370
Avery Dennison Corp.	2,212	290,303
Axalta Coating Systems Ltd.(a)	12,640	364,158
Baker Hughes Co.	38,078	824,769
Ball Corp.	4,424	319,324
Bank of America Corp.	89,823	2,948,889
Bank of New York Mellon Corp. (The)	8,848	396,213
Baxter International Inc.	4,424	394,709
Becton Dickinson and Co.	2,686	739,133
Berkshire Hathaway Inc., Class B(a)	12,087	2,712,685
Best Buy Co. Inc.	2,528	214,096
Biogen Inc.(a)	1,975	530,979
BioMarin Pharmaceutical Inc.(a)	2,054	171,509
BlackRock Inc.(e)	1,193	629,129
Blackstone Group Inc. (The), Class A	5,925	361,840
Boeing Co. (The)	5,688	1,810,320
Booking Holdings Inc.(a)	553	1,012,294
BorgWarner Inc.	2,133	73,141
Boston Properties Inc.	1,343	192,519
Boston Scientific Corp.(a)	15,168	635,084
Bristol-Myers Squibb Co.	24,332	1,531,699
Broadcom Inc.	4,266	1,301,813
Broadridge Financial Solutions Inc.	1,106	131,780
Brown & Brown Inc.	2,958	132,814
Brown-Forman Corp., Class B, NVS	3,600	243,504
Burlington Stores Inc.(a)	553	120,261
Cadence Design Systems Inc.(a)	1,738	125,327
Capital One Financial Corp.	5,451	544,010
Cardinal Health Inc.	3,476	178,006
CarMax Inc.(a)(b)	1,817	176,322
Caterpillar Inc.	6,241	819,755
Cboe Global Markets Inc.	546	67,278
CBRE Group Inc., Class A(a)	5,214	318,315
CDW Corp./DE	1,185	154,583
Centene Corp.(a)	4,683	294,139
CenturyLink Inc.	9,516	129,989
Cerner Corp.	4,345	312,101
CH Robinson Worldwide Inc.	1,343	96,991

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Charles Schwab Corp. (The)	9,401	$428,216
Charter Communications Inc., Class A(a)	1,422	735,828
Cheniere Energy Inc.(a)	1,185	70,199
Chipotle Mexican Grill Inc.(a)	395	342,370
Chubb Ltd.	4,424	672,404
Church & Dwight Co. Inc.	3,160	234,535
Cigna Corp.(a)	4,029	775,099
Cincinnati Financial Corp.	1,264	132,657
Cintas Corp.	1,501	418,734
Cisco Systems Inc.	47,084	2,164,451
Citigroup Inc.	20,777	1,546,017
Citizens Financial Group Inc.	5,846	217,939
Citrix Systems Inc.	1,580	191,528
Clorox Co. (The)	1,106	173,985
CME Group Inc.	3,160	686,068
Coca-Cola Co. (The)	45,899	2,680,502
Cognex Corp.	2,054	104,692
Cognizant Technology Solutions Corp., Class A	6,083	373,375
Colgate-Palmolive Co.	9,164	676,120
Comcast Corp., Class A	47,321	2,043,794
Conagra Brands Inc.	4,187	137,836
Consolidated Edison Inc.	12,719	1,195,586
Constellation Brands Inc., Class A	2,054	386,768
Cooper Companies Inc. (The)	395	137,022
Copart Inc.(a)	3,397	344,660
Corning Inc.	8,374	223,502
Corteva Inc.(a)	7,426	214,760
CoStar Group Inc.(a)	632	412,690
Costco Wholesale Corp.	5,372	1,641,253
Coty Inc., Class A	9,322	95,644
Crown Castle International Corp.	4,582	686,567
CSX Corp.	8,532	651,333
Cummins Inc.	1,264	202,202
CVS Health Corp.	13,509	916,180
Danaher Corp.	6,873	1,105,660
Darden Restaurants Inc.	1,027	119,574
Deere & Co.	3,160	501,113
Dell Technologies Inc., Class C(a)	2,528	123,291
Dentsply Sirona Inc.	3,239	181,384
DexCom Inc.(a)	869	209,212
Digital Realty Trust Inc.	1,422	174,892
Discover Financial Services	3,002	225,540
Discovery Inc., Class A(a)(b)	4,345	127,135
Dollar General Corp.	2,607	399,940
Dollar Tree Inc.(a)	2,370	206,356
Domino’s Pizza Inc.	553	155,808
Dover Corp.	1,738	197,871
Dow Inc.(a)	5,925	272,965
DR Horton Inc.	3,713	219,810
Dropbox Inc., Class A(a)	5,925	100,844
Duke Realty Corp.	5,925	215,137
DXC Technology Co.	3,792	120,889
Eaton Corp. PLC	4,503	425,398
eBay Inc.	11,929	400,337
Ecolab Inc.	5,372	1,053,503
Edison International	6,083	465,654
Edwards Lifesciences Corp.(a)	2,291	503,699
Elanco Animal Health Inc.(a)	5,925	183,082
Electronic Arts Inc.(a)	3,081	332,502
Eli Lilly & Co.	8,769	1,224,503

Security	Shares	Value

United States (continued)
Emerson Electric Co.	7,584	$543,242
Equifax Inc.	1,738	260,526
Equinix Inc.	711	419,298
Equitable Holdings Inc.	5,925	142,318
Equity Residential	4,819	400,363
Essential Utilities Inc.	11,850	615,489
Essex Property Trust Inc.	553	171,297
Estee Lauder Companies Inc. (The), Class A	2,923	570,453
Everest Re Group Ltd.	395	109,245
Eversource Energy	15,563	1,438,644
Expedia Group Inc.	1,738	188,486
Expeditors International of Washington Inc.	3,555	259,657
Facebook Inc., Class A(a)	24,490	4,944,776
Fastenal Co.	7,742	270,041
Fidelity National Financial Inc.	3,871	188,711
Fidelity National Information Services Inc.	6,864	986,082
Fifth Third Bancorp.	3,002	85,407
Fiserv Inc.(a)	6,970	826,712
FleetCor Technologies Inc.(a)	1,185	373,548
FLIR Systems Inc.	2,370	122,150
Flowserve Corp.	3,555	165,947
FMC Corp.	3,239	309,616
Ford Motor Co.	29,467	259,899
Fortinet Inc.(a)	1,817	209,609
Fortive Corp.	3,871	290,054
Fortune Brands Home & Security Inc.	2,528	173,699
Fox Corp., Class A, NVS	6,715	248,992
Franklin Resources Inc.	4,503	113,926
Freeport-McMoRan Inc.	13,509	149,950
Garmin Ltd.	1,975	191,476
Gartner Inc.(a)	948	152,419
General Dynamics Corp.	2,923	512,811
General Electric Co.	96,064	1,195,997
General Mills Inc.	5,688	297,027
General Motors Co.	10,665	356,104
Genuine Parts Co.	1,896	177,409
Gilead Sciences Inc.	13,272	838,790
Global Payments Inc.	2,212	432,335
Goldman Sachs Group Inc. (The)	3,713	882,766
Grubhub Inc.(a)	2,765	149,725
Halliburton Co.	39,974	871,833
Harley-Davidson Inc.	2,844	94,990
Hartford Financial Services Group Inc. (The)	2,449	145,177
Hasbro Inc.	2,054	209,241
HCA Healthcare Inc.	1,817	252,200
HD Supply Holdings Inc.(a)	2,054	83,680
Healthpeak Properties Inc.	3,048	109,698
Henry Schein Inc.(a)	948	65,355
Hershey Co. (The)	1,343	208,393
Hewlett Packard Enterprise Co.	13,272	184,879
Hilton Worldwide Holdings Inc.	1,264	136,259
HollyFrontier Corp.	10,191	457,780
Hologic Inc.(a)	2,607	139,527
Home Depot Inc. (The)	11,692	2,666,945
Honeywell International Inc.	8,769	1,518,966
Host Hotels & Resorts Inc.	10,902	178,139
HP Inc.	19,592	417,701
Humana Inc.	1,343	451,570
Huntington Bancshares Inc./OH	5,767	78,258
IAC/InterActiveCorp.(a)	632	153,949

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
IDEXX Laboratories Inc.(a)	790	$214,098
IHS Markit Ltd.(a)	6,674	526,312
Illinois Tool Works Inc.	3,634	635,877
Illumina Inc.(a)	1,659	481,226
Incyte Corp.(a)	2,054	150,086
Ingersoll-Rand PLC	3,002	399,956
Intel Corp.	46,847	2,994,929
Intercontinental Exchange Inc.	4,661	464,888
International Business Machines Corp.	10,428	1,498,816
International Flavors & Fragrances Inc.	2,133	279,658
Interpublic Group of Companies Inc. (The)	2,923	66,352
Intuit Inc.	3,081	863,851
Intuitive Surgical Inc.(a)	1,343	751,785
Invesco Ltd.	5,451	94,302
IQVIA Holdings Inc.(a)	1,659	257,560
Jack Henry & Associates Inc.	790	118,137
Jacobs Engineering Group Inc.	3,713	343,564
Jazz Pharmaceuticals PLC(a)	316	45,299
JM Smucker Co. (The)	1,027	106,407
Johnson & Johnson	27,887	4,151,538
Johnson Controls International PLC	5,451	215,042
Jones Lang LaSalle Inc.	1,185	201,237
JPMorgan Chase & Co.	32,351	4,281,978
Juniper Networks Inc.	2,923	67,054
Kellogg Co.	1,404	95,767
KeyCorp	1,343	25,128
Keysight Technologies Inc.(a)	1,422	132,232
Kimberly-Clark Corp.	1,422	203,687
Kimco Realty Corp.	4,108	78,257
Kinder Morgan Inc./DE	34,918	728,739
KKR & Co. Inc., Class A, NVS	10,112	322,573
KLA Corp.	2,054	340,430
Kohl’s Corp.	869	37,150
Kraft Heinz Co. (The)	9,954	290,657
L3Harris Technologies Inc.	2,652	586,967
Laboratory Corp. of America Holdings(a)	869	152,423
Lam Research Corp.	1,580	471,172
Lamb Weston Holdings Inc.	1,027	93,775
Las Vegas Sands Corp.	6,162	402,440
Leidos Holdings Inc.	1,580	158,743
Lennar Corp., Class A	3,002	199,213
Lennox International Inc.	711	165,649
Liberty Global PLC, Class A(a)(b)	6,399	131,307
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	2,923	136,767
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	3,002	145,807
Lincoln National Corp.	3,160	172,157
Live Nation Entertainment Inc.(a)	2,340	159,494
LKQ Corp.(a)	4,108	134,270
Lockheed Martin Corp.	2,291	980,823
Loews Corp.	3,950	203,227
Lowe’s Companies Inc.	8,374	973,394
Lululemon Athletica Inc.(a)	1,422	340,413
M&T Bank Corp.	869	146,444
ManpowerGroup Inc.	1,817	166,237
Marathon Petroleum Corp.	3,397	185,136
Markel Corp.(a)	79	92,665
Marriott International Inc./MD, Class A	1,106	154,906
Marsh & McLennan Companies Inc.	6,715	751,140
Marvell Technology Group Ltd.	7,189	172,824
Masco Corp.	5,609	266,540

Security	Shares	Value

United States (continued)
Mastercard Inc., Class A	9,518	$3,007,117
Maxim Integrated Products Inc.	3,397	204,228
McCormick & Co. Inc./MD, NVS	1,817	296,843
McDonald’s Corp.	8,453	1,808,688
McKesson Corp.	2,370	337,986
Medical Properties Trust Inc.	5,925	131,239
Medtronic PLC	14,141	1,632,437
MercadoLibre Inc.(a)(b)	553	366,639
Merck & Co. Inc.	27,018	2,308,418
MetLife Inc.	9,717	483,032
Mettler-Toledo International Inc.(a)	316	239,269
MGM Resorts International	1,501	46,621
Microchip Technology Inc.	2,607	254,130
Micron Technology Inc.(a)	12,008	637,505
Microsoft Corp.	74,418	12,668,176
Middleby Corp. (The)(a)(b)	711	79,746
Molson Coors Beverage Co., Class B	2,528	140,506
Mondelez International Inc., Class A	15,642	897,538
Monster Beverage Corp.(a)	5,135	341,991
Moody’s Corp.	1,738	446,301
Morgan Stanley	6,241	326,155
Motorola Solutions Inc.	1,264	223,728
MSCI Inc.	1,106	316,095
Mylan NV(a)	4,424	94,762
National Oilwell Varco Inc.	26,623	548,700
NetApp Inc.	3,397	181,400
Netflix Inc.(a)	4,661	1,608,464
Newmont Corp.	5,925	266,980
News Corp., Class A, NVS	5,688	77,471
Nielsen Holdings PLC	6,004	122,482
NIKE Inc., Class B	13,509	1,300,917
Norfolk Southern Corp.	2,765	575,701
Northern Trust Corp.	1,343	131,359
Northrop Grumman Corp.	1,738	651,003
NortonLifeLock Inc.	7,979	226,763
NVIDIA Corp.	6,083	1,438,204
Old Dominion Freight Line Inc.	1,343	263,537
Omnicom Group Inc.	1,659	124,939
ONEOK Inc.	22,989	1,721,186
Oracle Corp.	25,438	1,334,223
O’Reilly Automotive Inc.(a)	948	384,983
PACCAR Inc.	3,634	269,679
Palo Alto Networks Inc.(a)	790	185,476
Parker-Hannifin Corp.	1,185	231,893
Paychex Inc.	5,530	474,308
PayPal Holdings Inc.(a)	11,613	1,322,605
People’s United Financial Inc.	3,555	54,818
PepsiCo Inc.	14,141	2,008,305
Pfizer Inc.	59,408	2,212,354
Philip Morris International Inc.	16,195	1,339,326
Phillips 66	11,534	1,053,862
Pioneer Natural Resources Co.	316	42,660
PNC Financial Services Group Inc. (The)	4,582	680,656
Polaris Inc.	869	79,809
PPG Industries Inc.	4,029	482,835
Principal Financial Group Inc.	3,634	192,420
Procter & Gamble Co. (The)	26,465	3,298,068
Progressive Corp. (The)	5,846	471,714
Prologis Inc.	7,031	653,039
Prudential Financial Inc.	5,609	510,756

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Public Storage	1,738	$388,895
PVH Corp.	869	75,751
QUALCOMM Inc.	13,193	1,125,495
Quest Diagnostics Inc.	948	104,915
Ralph Lauren Corp.	869	98,632
Raytheon Co.	3,002	663,262
Realty Income Corp.	1,896	148,665
Regeneron Pharmaceuticals Inc.(a)	632	213,578
Regions Financial Corp.	5,451	84,872
ResMed Inc.	1,422	226,055
Robert Half International Inc.	2,449	142,458
Rockwell Automation Inc.	1,106	211,976
Rollins Inc.	4,029	152,901
Roper Technologies Inc.	1,343	512,569
Ross Stores Inc.	3,950	443,150
S&P Global Inc.	2,923	858,573
Sabre Corp.	3,950	85,083
salesforce.com Inc.(a)	7,742	1,411,444
SBA Communications Corp.	1,501	374,590
Schlumberger Ltd.	49,770	1,667,793
Seagate Technology PLC	2,370	135,066
Sealed Air Corp.	4,740	168,270
SEI Investments Co.	2,607	170,133
Sempra Energy	6,241	1,002,554
ServiceNow Inc.(a)	1,896	641,284
Sherwin-Williams Co. (The)	1,580	880,044
Simon Property Group Inc.	3,713	494,386
Sirius XM Holdings Inc.	7,663	54,177
Skyworks Solutions Inc.	1,738	196,655
SL Green Realty Corp.	1,738	159,966
Snap Inc., Class A, NVS(a)	11,850	217,803
Snap-on Inc.	790	126,108
Spirit AeroSystems Holdings Inc., Class A	1,501	98,045
Splunk Inc.(a)	1,343	208,514
Sprint Corp.(a)	5,925	25,892
Square Inc., Class A(a)	3,397	253,722
Stanley Black & Decker Inc.	1,896	302,090
Starbucks Corp.	13,272	1,125,864
State Street Corp.	4,005	302,898
Stryker Corp.	3,318	699,103
SVB Financial Group(a)	553	132,902
Synchrony Financial	4,187	135,701
Sysco Corp.	7,189	590,504
T Rowe Price Group Inc.	3,160	421,955
Take-Two Interactive Software Inc.(a)	1,185	147,698
Tapestry Inc.	4,740	122,150
Target Corp.	5,056	559,901
TD Ameritrade Holding Corp.	1,659	78,769
TE Connectivity Ltd.	4,582	422,369
TechnipFMC PLC	18,407	303,900
Teleflex Inc.	395	146,746
Tesla Inc.(a)(b)	1,422	925,111
Texas Instruments Inc.	10,359	1,249,813
Textron Inc.	2,291	105,226
Thermo Fisher Scientific Inc.	4,424	1,385,553
Tiffany & Co.	1,580	211,752
TJX Companies Inc. (The)	7,821	461,752
T-Mobile U.S. Inc.(a)	1,580	125,120
Tractor Supply Co.	1,659	154,204
TransDigm Group Inc.	553	355,734

Security	Shares	Value

United States (continued)
TransUnion	2,449	$224,573
Travelers Companies Inc. (The)	3,239	426,317
Trimble Inc.(a)	3,397	144,440
TripAdvisor Inc.	2,291	62,590
Truist Financial Corp.	13,245	683,045
Twitter Inc.(a)	6,320	205,274
U.S. Bancorp.	11,613	618,044
Uber Technologies Inc.(a)	5,925	215,018
UDR Inc.	5,850	280,273
Ulta Salon Cosmetics & Fragrance Inc.(a)	632	169,319
Under Armour Inc., Class A(a)(b)	4,503	90,871
Union Pacific Corp.	7,742	1,389,070
United Parcel Service Inc., Class B	5,925	613,356
United Rentals Inc.(a)	1,106	150,073
United Technologies Corp.	9,668	1,452,134
UnitedHealth Group Inc.	9,796	2,668,920
Unum Group	1,975	52,713
Vail Resorts Inc.	711	166,737
Valero Energy Corp.	11,218	945,790
Varian Medical Systems Inc.(a)	790	111,050
Veeva Systems Inc., Class A(a)	1,896	277,973
Ventas Inc.	2,133	123,415
VEREIT Inc.	14,536	141,871
VeriSign Inc.(a)	632	131,544
Verisk Analytics Inc.	3,160	513,405
Verizon Communications Inc.	41,317	2,455,882
Vertex Pharmaceuticals Inc.(a)	2,449	556,045
VF Corp.	3,634	301,513
ViacomCBS Inc., Class B, NVS	2,898	98,909
VICI Properties Inc.	5,925	158,790
Visa Inc., Class A	18,178	3,616,877
VMware Inc., Class A(a)	1,106	163,754
Voya Financial Inc.	3,002	179,309
Vulcan Materials Co.	2,133	302,097
Walgreens Boots Alliance Inc.	10,270	522,229
Walmart Inc.	14,931	1,709,450
Walt Disney Co. (The)	18,462	2,553,479
Waters Corp.(a)	948	212,153
Wayfair Inc., Class A(a)(b)	1,185	111,034
Wells Fargo & Co.	45,425	2,132,249
Welltower Inc.	4,266	362,226
Western Digital Corp.	3,239	212,154
Western Union Co. (The)	5,530	148,757
Westinghouse Air Brake Technologies Corp.	2,291	169,213
Weyerhaeuser Co.	10,981	317,900
Willis Towers Watson PLC	1,126	237,913
Workday Inc., Class A(a)	1,106	204,201
WP Carey Inc.	3,318	279,110
WW Grainger Inc.	632	191,287
Wynn Resorts Ltd.	1,659	209,299
Xerox Holdings Corp.(a)	3,950	140,501
Xilinx Inc.	3,476	293,652
XPO Logistics Inc.(a)(b)	948	84,296
Xylem Inc./NY	4,977	406,422
Yum! Brands Inc.	2,212	233,963
Zayo Group Holdings Inc.(a)	4,503	156,479
Zillow Group Inc., Class C, NVS(a)(b)	2,054	94,915
Zimmer Biomet Holdings Inc.	1,896	280,418

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zoetis Inc.	5,451	$731,579

		281,060,226

Total Common Stocks — 99.0% (Cost: $421,497,196)		501,797,632

Preferred Stocks

Brazil — 0.3%
Banco Bradesco SA, Preference Shares, NVS	56,871	437,720
Itau Unibanco Holding SA, Preference Shares, NVS	71,154	546,487
Itausa-Investimentos Itau SA, Preference Shares, NVS	86,900	261,518
Telefonica Brasil SA, Preference Shares, NVS	7,900	109,795

		1,355,520

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	9,164	255,212

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	16,511	215,484
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	571,486	241,939

		457,423

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,738	77,042
Henkel AG & Co. KGaA, Preference Shares, NVS	3,792	386,359
Volkswagen AG, Preference Shares, NVS	2,370	426,480

		889,881

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	305,572	160,852

South Korea — 0.1%
Hyundai Motor Co., Series 2, Preference Shares, NVS	1,106	74,516

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,900	$314,847

		389,363

Total Preferred Stocks — 0.7% (Cost: $3,364,179)		3,508,251

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	2,820,056	2,821,748
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	410,000	410,000

		3,231,748

Total Short-Term Investments — 0.7% (Cost: $3,230,556)		3,231,748

Total Investments in Securities — 100.4% (Cost: $428,091,931)		508,537,631

Other Assets, Less Liabilities — (0.4)%		(1,794,718)

Net Assets — 100.0%		$506,742,913

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,898,525	—		(78,469	)(b)	2,820,056	$2,821,748	$26,189	(c)	$500		$(9)
BlackRock Cash Funds: Treasury, SL Agency Shares	38,000	372,000	(b)	—		410,000	410,000	4,828		—		—
BlackRock Inc.	1,253	140		(200)		1,193	629,129	8,111		14,392		55,530

							$3,860,877	$39,128		$14,892		$55,521

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	3	03/20/20	$296	$(9,203)

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	4	03/20/20	$210	$(15,395)
S&P 500 E-Mini	3	03/20/20	484	(1,629)

				$(26,227)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$26,227

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$166,293

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(26,227)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$330,032

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$498,320,144	$3,477,488	$—	$501,797,632
Preferred Stocks	3,508,251	—	—	3,508,251
Money Market Funds	3,231,748	—	—	3,231,748

	$505,060,143	$3,477,488	$—	$508,537,631

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(26,227)	$—	$—	$(26,227)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	46

Consolidated Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 39.6%
360 Security Technology Inc., Class A	52,800	$166,706
3SBio Inc.(a)(b)(c)	924,000	1,187,590
51job Inc., ADR(b)(c)	19,536	1,409,522
58.com Inc., ADR(b)(c)	61,776	3,435,981
AAC Technologies Holdings Inc.(c)	528,000	3,790,905
Accelink Technologies Co. Ltd., Class A	26,400	100,280
AECC Aviation Power Co. Ltd., Class A	106,691	296,025
Agile Group Holdings Ltd.(c)	1,056,000	1,406,205
Agricultural Bank of China Ltd., Class A	3,379,200	1,592,414
Agricultural Bank of China Ltd., Class H	20,856,000	8,111,517
Aier Eye Hospital Group Co. Ltd., Class A	158,490	826,082
Air China Ltd., Class A	80,898	85,833
Air China Ltd., Class H	1,588,000	1,317,045
Aisino Corp., Class A	80,899	238,095
Alibaba Group Holding Ltd., ADR(b)	1,229,976	254,100,743
Alibaba Health Information Technology Ltd.(b)	2,652,000	3,743,245
Alibaba Pictures Group Ltd.(b)(c)	10,560,000	1,509,562
A-Living Services Co. Ltd., Class H(a)	264,000	885,678
Aluminum Corp. of China Ltd., Class A(b)	502,699	213,203
Aluminum Corp. of China Ltd., Class H(b)	3,168,000	938,377
Angang Steel Co. Ltd., Class A	475,298	185,292
Angel Yeast Co. Ltd., Class A	28,098	100,992
Anhui Conch Cement Co. Ltd., Class A	184,898	1,140,893
Anhui Conch Cement Co. Ltd., Class H	924,000	5,961,751
Anhui Gujing Distillery Co. Ltd., Class A	28,097	517,099
Anhui Kouzi Distillery Co. Ltd., Class A	26,400	173,039
ANTA Sports Products Ltd.	792,000	6,951,126
Anxin Trust Co. Ltd., Class A(b)	237,600	112,306
Autohome Inc., ADR(b)(c)	39,864	3,048,799
AVIC Aircraft Co. Ltd., Class A	132,000	282,367
Avic Capital Co. Ltd., Class A	448,800	262,123
AVIC Electromechanical Systems Co. Ltd., Class A	160,099	141,059
AVIC Jonhon Optronic Technology Co. Ltd., Class A	52,800	253,565
AVIC Shenyang Aircraft Co. Ltd., Class A(b)	54,497	203,115
AviChina Industry & Technology Co. Ltd., Class H	1,850,000	776,700
BAIC Motor Corp. Ltd., Class H(a)	1,320,000	657,884
Baidu Inc., ADR(b)	198,528	24,530,120
Bank of Beijing Co. Ltd., Class A	343,200	245,045
Bank of Chengdu Co. Ltd., Class A	158,400	178,468
Bank of China Ltd., Class A	1,531,200	745,615
Bank of China Ltd., Class H	55,704,000	21,736,677
Bank of Communications Co. Ltd., Class A	1,716,086	1,237,538
Bank of Communications Co. Ltd., Class H	6,336,100	4,079,962
Bank of Guiyang Co. Ltd., Class A	158,400	182,766
Bank of Hangzhou Co. Ltd., Class A	264,000	313,280
Bank of Jiangsu Co. Ltd., Class A	528,000	475,764
Bank of Nanjing Co. Ltd., Class A	399,000	431,887
Bank of Ningbo Co. Ltd., Class A	264,099	914,926
Bank of Shanghai Co. Ltd., Class A	633,641	728,396
Baoshan Iron & Steel Co. Ltd., Class A	844,895	589,983
Baozun Inc., ADR(b)(c)	31,152	937,987
BBMG Corp., Class A	237,600	103,824
BBMG Corp., Class H	1,848,000	499,787
Beijing Capital Development Co. Ltd., Class A	105,600	100,883
Beijing Capital International Airport Co. Ltd., Class H	1,056,000	854,059
Beijing Dabeinong Technology Group Co. Ltd., Class A	174,100	131,020
Beijing Enlight Media Co. Ltd., Class A	132,000	179,260
Beijing Enterprises Holdings Ltd.	397,000	1,746,004

Security	Shares	Value

China (continued)
Beijing Enterprises Water Group Ltd.	3,696,000	$1,661,198
Beijing New Building Materials PLC, Class A	79,200	262,160
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	80,899	282,456
Beijing Originwater Technology Co. Ltd., Class A	132,000	145,330
Beijing Shiji Information Technology Co. Ltd., Class A	26,400	127,423
Beijing Shunxin Agriculture Co. Ltd., Class A	26,400	177,789
Beijing Sinnet Technology Co. Ltd., Class A	80,899	220,419
Beijing Tiantan Biological Products Corp. Ltd., Class A	52,800	254,771
Beijing Tongrentang Co. Ltd., Class A	52,800	203,576
BEST Inc., ADR(b)(c)	125,664	667,276
Betta Pharmaceuticals Co. Ltd., Class A	26,400	248,664
BGI Genomics Co. Ltd., Class A	26,400	329,680
BOE Technology Group Co. Ltd., Class A	1,531,200	929,285
Bohai Leasing Co. Ltd., Class A(b)	264,000	117,245
Bosideng International Holdings Ltd.	2,640,000	877,178
Brilliance China Automotive Holdings Ltd.	2,112,000	1,895,793
BYD Co. Ltd., Class A	79,200	609,031
BYD Co. Ltd., Class H(c)	528,500	2,797,377
BYD Electronic International Co. Ltd.	528,000	1,036,294
By-Health Co. Ltd., Class A	79,200	173,605
Caitong Securities Co. Ltd., Class A	160,099	222,677
Centre Testing International Group Co. Ltd., Class A	79,200	164,896
CGN Power Co. Ltd., Class H(a)	7,920,000	1,958,351
Changjiang Securities Co. Ltd., Class A	264,000	233,358
Chaozhou Three-Circle Group Co. Ltd., Class A	80,897	241,323
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	26,400	131,608
China Agri-Industries Holdings Ltd.	1,320,000	708,882
China Aoyuan Group Ltd.	1,060,000	1,436,103
China Avionics Systems Co. Ltd., Class A	80,898	149,255
China Cinda Asset Management Co. Ltd., Class H	6,600,000	1,334,467
China CITIC Bank Corp. Ltd., Class A	158,400	120,562
China CITIC Bank Corp. Ltd., Class H	6,336,200	3,329,302
China Coal Energy Co. Ltd., Class H	1,584,000	542,626
China Communications Construction Co. Ltd., Class A	105,600	114,002
China Communications Construction Co. Ltd., Class H	3,168,000	2,252,104
China Communications Services Corp. Ltd., Class H	1,584,000	1,075,053
China Conch Venture Holdings Ltd.	1,188,000	5,301,317
China Construction Bank Corp., Class A	422,400	387,246
China Construction Bank Corp., Class H	68,112,390	52,192,394
China Ding Yi Feng Holdings Ltd.	336,000	30,723
China East Education Holdings Ltd.(a)(b)	396,000	741,521
China Eastern Airlines Corp. Ltd., Class A(b)	580,895	380,749
China Eastern Airlines Corp. Ltd., Class H(b)	1,056,000	486,868
China Education Group Holdings Ltd.(c)	528,000	650,744
China Enterprise Co. Ltd., Class A	160,097	93,734
China Everbright Bank Co. Ltd., Class A	1,663,200	874,018
China Everbright Bank Co. Ltd., Class H	2,640,000	1,064,173
China Everbright International Ltd.	2,640,370	1,890,618
China Everbright Ltd.	528,000	817,340
China Evergrande Group	1,320,000	2,951,126
China Film Co. Ltd., Class A	79,200	140,580
China First Capital Group Ltd.(b)	2,112,000	67,998
China Fortune Land Development Co. Ltd., Class A	132,099	448,202
China Galaxy Securities Co. Ltd., Class H	2,640,000	1,325,967
China Gas Holdings Ltd.	1,320,000	5,235,869
China Gezhouba Group Co. Ltd., Class A	160,097	129,398
China Grand Automotive Services Group Co. Ltd., Class A	290,400	137,677

SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Greatwall Technology Group Co. Ltd., Class A	132,000	$240,521
China Hongqiao Group Ltd.	1,320,000	652,784
China Huarong Asset Management Co. Ltd., Class H(a)	7,656,000	1,015,555
China International Capital Corp. Ltd., Class H(a)	844,800	1,481,819
China International Marine Containers Group Co. Ltd., Class A	190,680	224,640
China International Travel Service Corp. Ltd., Class A	80,298	846,232
China Jinmao Holdings Group Ltd.	4,224,000	2,861,368
China Jushi Co. Ltd., Class A	158,400	203,576
China Lesso Group Holdings Ltd.	528,000	685,423
China Life Insurance Co. Ltd., Class A	132,000	547,204
China Life Insurance Co. Ltd., Class H	5,544,000	13,451,424
China Literature Ltd.(a)(b)	211,200	885,338
China Longyuan Power Group Corp. Ltd., Class H	2,376,000	1,413,685
China Medical System Holdings Ltd.	1,057,000	1,421,149
China Mengniu Dairy Co. Ltd.	2,112,000	7,833,404
China Merchants Bank Co. Ltd., Class A	897,697	4,332,861
China Merchants Bank Co. Ltd., Class H	2,904,446	14,176,423
China Merchants Energy Shipping Co. Ltd., Class A	292,099	236,923
China Merchants Port Holdings Co. Ltd.	1,062,180	1,646,982
China Merchants Securities Co. Ltd., Class A	319,200	769,420
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	343,295	800,048
China Minsheng Banking Corp. Ltd., Class A	1,848,098	1,469,970
China Minsheng Banking Corp. Ltd., Class H	4,620,020	3,248,633
China Mobile Ltd.	4,488,000	37,106,672
China Molybdenum Co. Ltd., Class A	792,000	419,592
China Molybdenum Co. Ltd., Class H	3,168,000	1,183,170
China National Building Material Co. Ltd., Class H	2,640,000	2,553,336
China National Chemical Engineering Co. Ltd., Class A	160,099	145,175
China National Medicines Corp. Ltd., Class A	26,400	101,788
China National Nuclear Power Co. Ltd., Class A	607,200	379,782
China National Software & Service Co. Ltd., Class A	26,400	245,309
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	158,400	206,516
China Oilfield Services Ltd., Class H	1,216,000	1,782,132
China Overseas Land & Investment Ltd.	2,641,760	8,590,509
China Pacific Insurance Group Co. Ltd., Class A	290,498	1,342,809
China Pacific Insurance Group Co. Ltd., Class H	1,900,800	6,401,360
China Petroleum & Chemical Corp., Class A	1,108,892	712,574
China Petroleum & Chemical Corp., Class H	18,480,000	9,829,154
China Power International Development Ltd.	3,432,000	667,403
China Railway Construction Corp. Ltd., Class A	501,600	607,410
China Railway Construction Corp. Ltd., Class H	1,452,000	1,426,774
China Railway Group Ltd., Class A	765,600	546,638
China Railway Group Ltd., Class H	2,904,000	1,604,420
China Railway Hi-Tech Industry Co. Ltd., Class A	80,896	107,664
China Railway Signal & Communication Corp. Ltd., Class H(a)	1,056,000	512,707
China Reinsurance Group Corp., Class H	3,696,000	528,347
China Resources Beer Holdings Co. Ltd.	1,060,000	4,948,551
China Resources Cement Holdings Ltd.	1,584,000	1,793,115
China Resources Gas Group Ltd.	528,000	2,794,730
China Resources Land Ltd.	2,113,555	8,900,726
China Resources Pharmaceutical Group Ltd.(a)	1,188,000	999,065
China Resources Power Holdings Co. Ltd.	1,588,000	2,143,265
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	54,498	306,156
China Shenhua Energy Co. Ltd., Class A	186,200	413,730
China Shenhua Energy Co. Ltd., Class H	2,508,000	4,437,909

Security	Shares	Value

China (continued)
China Shipbuilding Industry Co. Ltd., Class A	1,056,095	$684,679
China South Publishing & Media Group Co. Ltd., Class A	80,897	127,651
China Southern Airlines Co. Ltd., Class A	316,800	261,934
China Southern Airlines Co. Ltd., Class H(c)	1,588,000	889,619
China Spacesat Co. Ltd., Class A	79,200	300,953
China State Construction Engineering Corp. Ltd., Class A	1,821,600	1,282,414
China State Construction International Holdings Ltd.	1,588,000	1,270,007
China Taiping Insurance Holdings Co. Ltd.	1,214,590	2,562,169
China Telecom Corp. Ltd., Class H	10,032,000	3,927,582
China Tower Corp. Ltd., Class H(a)	30,624,000	6,428,559
China Traditional Chinese Medicine Holdings Co. Ltd.	1,584,000	738,462
China TransInfo Technology Co. Ltd., Class A	79,200	231,172
China Unicom Hong Kong Ltd.	4,224,000	3,557,671
China United Network Communications Ltd., Class A	1,372,898	997,894
China Vanke Co. Ltd., Class A	422,407	1,573,742
China Vanke Co. Ltd., Class H	1,108,884	3,941,480
China Yangtze Power Co. Ltd., Class A	976,898	2,287,817
China Zhongwang Holdings Ltd.	1,267,200	424,309
Chongqing Brewery Co. Ltd., Class A	28,096	173,002
Chongqing Changan Automobile Co. Ltd., Class A	160,098	203,243
Chongqing Fuling Zhacai Group Co. Ltd., Class A	26,400	79,922
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,848,000	852,019
Chongqing Zhifei Biological Products Co. Ltd., Class A	53,200	425,582
CIFI Holdings Group Co. Ltd.	2,112,000	1,474,203
CITIC Ltd.	4,224,000	4,792,520
CITIC Securities Co. Ltd., Class A	448,800	1,378,547
CITIC Securities Co. Ltd., Class H	1,584,000	3,092,563
CNOOC Ltd.	12,936,000	19,758,266
Contemporary Amperex Technology Co. Ltd., Class A	107,299	1,939,190
COSCO SHIPPING Development Co. Ltd., Class A	871,200	272,452
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,056,000	465,108
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	449,898	274,970
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	1,848,000	666,383
COSCO SHIPPING Ports Ltd.	1,588,000	1,128,895
Country Garden Holdings Co. Ltd.(c)	5,544,838	7,112,337
Country Garden Services Holdings Co. Ltd.	792,000	2,590,735
CRRC Corp. Ltd., Class A	1,082,499	939,852
CRRC Corp. Ltd., Class H	3,168,500	2,101,479
CSC Financial Co. Ltd., Class A	133,699	582,504
CSPC Pharmaceutical Group Ltd.	3,700,000	8,243,506
Dali Foods Group Co. Ltd.(a)	1,584,000	1,119,932
Daqin Railway Co. Ltd., Class A	633,695	637,966
Datang International Power Generation Co. Ltd., Class H	2,112,000	369,911
Dawning Information Industry Co. Ltd., Class A	54,498	291,759
DHC Software Co. Ltd., Class A	158,400	283,423
Dong-E-E-Jiao Co. Ltd., Class A	26,400	115,925
Dongfang Electric Corp. Ltd., Class A	132,000	150,608
Dongfeng Motor Group Co. Ltd., Class H	2,114,000	1,595,389
Dongxing Securities Co. Ltd., Class A	133,698	210,777
East Money Information Co. Ltd., Class A	316,800	613,894
ENN Energy Holdings Ltd.	580,800	6,814,110
Eve Energy Co. Ltd., Class A(b)	54,498	422,346
Everbright Securities Co. Ltd., Class A	185,893	296,248
Fangda Carbon New Material Co. Ltd., Class A(b)	133,697	192,829
Far East Horizon Ltd.	1,851,000	1,644,825

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Fiberhome Telecommunication Technologies Co. Ltd., Class A	54,499	$182,110
Financial Street Holdings Co. Ltd., Class A	105,600	101,788
First Capital Securities Co. Ltd., Class A	184,800	182,879
Focus Media Information Technology Co. Ltd., Class A	660,040	498,602
Foshan Haitian Flavouring & Food Co. Ltd., Class A	105,698	1,456,389
Fosun International Ltd.	1,980,000	2,657,034
Founder Securities Co. Ltd., Class A	396,000	409,413
Foxconn Industrial Internet Co. Ltd., Class A	184,800	475,010
Fujian Sunner Development Co. Ltd., Class A	52,800	142,201
Fuyao Glass Industry Group Co. Ltd., Class A	80,299	253,758
Fuyao Glass Industry Group Co. Ltd., Class H(a)	417,600	1,204,683
Ganfeng Lithium Co. Ltd., Class A	54,498	303,744
GCL System Integration Technology Co. Ltd., Class A(b)	264,000	203,576
GD Power Development Co. Ltd., Class A	871,200	248,815
GDS Holdings Ltd., ADR(b)(c)	45,672	2,361,699
Geely Automobile Holdings Ltd.	3,696,000	5,968,891
Gemdale Corp., Class A	211,298	359,968
Genscript Biotech Corp.(b)	528,000	1,226,689
GF Securities Co. Ltd., Class A	343,200	653,290
GF Securities Co. Ltd., Class H	844,800	934,569
Giant Network Group Co. Ltd., Class A	54,498	126,774
Gigadevice Semiconductor Beijing Inc., Class A	28,098	1,021,957
Glodon Co. Ltd., Class A	54,499	280,168
GoerTek Inc., Class A	158,497	480,959
GOME Retail Holdings Ltd.(b)(c)	7,656,160	709,917
Grandjoy Holdings Group Co. Ltd., Class A	160,099	130,543
Great Wall Motor Co. Ltd., Class H	2,244,000	1,502,762
Gree Electric Appliances Inc. of Zhuhai, Class A	105,698	875,433
Greenland Holdings Corp. Ltd., Class A	397,093	331,157
Greentown Service Group Co. Ltd.	1,056,000	1,120,612
GRG Banking Equipment Co. Ltd., Class A	132,000	171,908
Guangdong Haid Group Co. Ltd., Class A	80,899	354,080
Guangdong HEC Technology Holding Co. Ltd., Class A	132,000	177,186
Guangdong Investment Ltd.	2,112,000	4,308,372
Guanghui Energy Co. Ltd., Class A	264,000	110,459
Guangzhou Automobile Group Co. Ltd., Class A	105,600	148,686
Guangzhou Automobile Group Co. Ltd., Class H	2,112,397	2,143,709
Guangzhou Baiyun International Airport Co. Ltd., Class A	107,299	211,601
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	79,200	426,152
Guangzhou Haige Communications Group Inc. Co., Class A	132,000	202,256
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	28,098	199,617
Guangzhou R&F Properties Co. Ltd., Class H	739,200	1,127,140
Guosen Securities Co. Ltd., Class A	211,200	333,864
Guotai Junan Securities Co. Ltd., Class A	396,000	894,037
Guotai Junan Securities Co. Ltd., Class H(a)	475,200	763,757
Guoyuan Securities Co. Ltd., Class A	158,400	176,885
Haidilao International Holding Ltd.(a)(c)	264,000	1,019,974
Haier Smart Home Co. Ltd., Class A	264,000	629,954
Haitian International Holdings Ltd.	531,000	1,159,804
Haitong Securities Co. Ltd., Class A	396,000	740,789
Haitong Securities Co. Ltd., Class H	2,112,000	2,069,868
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	422,400	1,954,327
Hangzhou Robam Appliances Co. Ltd., Class A	52,800	222,727
Hangzhou Silan Microelectronics Co. Ltd., Class A	79,200	172,587
Hangzhou Tigermed Consulting Co. Ltd., Class A	27,490	259,559

Security	Shares	Value

China (continued)
Hansoh Pharmaceutical Group Co. Ltd.(a)(b)	528,000	$1,903,952
Hefei Meiya Optoelectronic Technology Inc., Class A	26,400	125,161
Henan Shuanghui Investment & Development Co. Ltd., Class A	132,000	496,310
Hengan International Group Co. Ltd.	528,000	3,875,903
Hengli Petrochemical Co. Ltd., Class A	264,099	579,277
Hengtong Optic-Electric Co. Ltd., Class A	105,600	224,989
Hengyi Petrochemical Co. Ltd., Class A	132,000	232,793
Hesteel Co. Ltd., Class A	475,200	147,253
Hithink RoyalFlush Information Network Co. Ltd., Class A	27,488	385,267
HLA Corp. Ltd., Class A	132,000	126,292
Hongfa Technology Co. Ltd., Class A	26,400	116,830
Hua Hong Semiconductor Ltd.(a)(c)	264,000	643,264
Huaan Securities Co. Ltd., Class A	184,800	165,462
Huadian Power International Corp. Ltd., Class A	132,000	60,319
Huadian Power International Corp. Ltd., Class H	1,584,000	524,267
Huadong Medicine Co. Ltd., Class A	79,287	223,953
Hualan Biological Engineering Inc., Class A	52,800	286,816
Huaneng Power International Inc., Class A	105,600	73,438
Huaneng Power International Inc., Class H	3,168,000	1,505,482
Huaneng Renewables Corp. Ltd., Class H	3,934,000	1,616,178
Huatai Securities Co. Ltd., Class A	316,800	771,326
Huatai Securities Co. Ltd., Class H(a)	1,214,400	1,929,928
Huaxi Securities Co. Ltd., Class A	132,000	179,825
Huaxia Bank Co. Ltd., Class A	634,699	617,225
Huaxin Cement Co. Ltd., Class A	52,800	145,217
Huayu Automotive Systems Co. Ltd., Class A	159,600	547,665
Huazhu Group Ltd., ADR	97,416	3,360,852
Hubei Biocause Pharmaceutical Co. Ltd., Class A	237,600	197,808
Hubei Energy Group Co. Ltd., Class A	528,600	261,175
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,400	93,494
Hundsun Technologies Inc., Class A	52,800	601,830
Hutchison China MediTech Ltd., ADR(b)(c)	45,408	1,114,766
HUYA Inc., ADR(b)(c)	42,768	764,692
Iflytek Co. Ltd., Class A	106,400	481,192
Industrial & Commercial Bank of China Ltd., Class A	1,108,800	839,184
Industrial & Commercial Bank of China Ltd., Class H	47,256,350	31,768,361
Industrial Bank Co. Ltd., Class A	924,000	2,218,033
Industrial Securities Co. Ltd., Class A	343,200	299,935
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	2,270,496	366,376
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(b)	422,400	158,638
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	264,091	1,044,628
Inner Mongolia Yitai Coal Co. Ltd., Class B	792,000	626,472
Innovent Biologics Inc.(a)(b)	528,000	2,039,949
Inspur Electronic Information Industry Co. Ltd., Class A	52,800	231,624
iQIYI Inc., ADR(b)(c)	94,248	2,096,076
Jafron Biomedical Co. Ltd., Class A	26,400	274,073
JD.com Inc., ADR(b)	539,880	20,348,077
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	132,000	141,561
Jiangsu Expressway Co. Ltd., Class H	1,058,000	1,314,853
Jiangsu Hengli Hydraulic Co. Ltd., Class A	26,400	171,305
Jiangsu Hengrui Medicine Co. Ltd., Class A	211,297	2,431,358
Jiangsu King’s Luck Brewery JSC Ltd., Class A	52,800	209,381
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	79,200	1,090,713
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	52,800	202,445
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	158,400	189,099

SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu Zhongtian Technology Co. Ltd., Class A	158,400	$168,063
Jiangxi Copper Co. Ltd., Class A	26,400	51,346
Jiangxi Copper Co. Ltd., Class H	1,057,000	1,255,076
Jiangxi Zhengbang Technology Co. Ltd., Class A	105,600	187,893
Jinduicheng Molybdenum Co. Ltd., Class A	105,600	98,923
Jinke Properties Group Co. Ltd., Class A	237,600	218,165
Jinyu Bio-Technology Co. Ltd., Class A	52,800	136,773
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	105,600	145,971
Jointown Pharmaceutical Group Co. Ltd., Class A	79,200	203,576
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	26,400	128,441
JOYY Inc.(b)(c)	26,136	1,582,012
Juneyao Airlines Co. Ltd., Class A(b)	79,200	134,360
Kaisa Group Holdings Ltd.	1,848,000	778,241
Kingboard Holdings Ltd.	528,000	1,407,565
Kingdee International Software Group Co. Ltd.(c)	1,848,000	2,003,910
Kingsoft Corp. Ltd.(b)(c)	528,000	1,621,759
Kunlun Energy Co. Ltd.	2,646,000	2,071,846
Kweichow Moutai Co. Ltd., Class A	52,872	7,436,871
KWG Group Holdings Ltd.	924,000	1,211,390
Laobaixing Pharmacy Chain JSC, Class A	26,400	286,514
Lee & Man Paper Manufacturing Ltd.(c)	1,056,000	738,462
Legend Holdings Corp., Class H(a)	290,400	543,034
Lenovo Group Ltd.(c)	5,280,000	3,488,313
Lens Technology Co. Ltd., Class A	158,400	420,949
Lepu Medical Technology Beijing Co. Ltd., Class A	79,200	324,816
Li Ning Co. Ltd.	1,457,500	4,326,569
Liaoning Cheng Da Co. Ltd., Class A(b)	158,442	332,595
Lingyi iTech Guangdong Co., Class A(b)	264,000	439,573
Livzon Pharmaceutical Group Inc., Class A	26,400	135,717
Logan Property Holdings Co. Ltd.	1,056,000	1,615,640
Lomon Billions Group Co. Ltd., Class A	105,600	219,711
Longfor Group Holdings Ltd.(a)	1,320,000	5,626,859
LONGi Green Energy Technology Co. Ltd., Class A	158,400	591,501
Luxshare Precision Industry Co. Ltd., Class A	237,660	1,379,234
Luye Pharma Group Ltd.(a)(c)	924,000	599,745
Luzhou Laojiao Co. Ltd., Class A	79,200	841,333
Maanshan Iron & Steel Co. Ltd., Class H	528,000	187,675
Mango Excellent Media Co. Ltd., Class A(b)	79,200	474,897
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	184,847	334,439
Meituan Dianping, Class B(b)	739,200	9,453,124
Metallurgical Corp. of China Ltd., Class A	924,008	319,315
Metallurgical Corp. of China Ltd., Class H	2,376,000	465,108
Momo Inc., ADR	111,144	3,401,006
Muyuan Foodstuff Co. Ltd., Class A	79,200	831,381
NanJi E-Commerce Co. Ltd., Class A(b)	132,000	173,982
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	52,800	337,559
Nanjing Securities Co. Ltd., Class A	158,400	259,446
NARI Technology Co. Ltd., Class A	211,298	493,334
NAURA Technology Group Co. Ltd., Class A	26,400	402,062
NavInfo Co. Ltd., Class A	105,600	213,830
NetEase Inc., ADR	50,688	16,258,683
New China Life Insurance Co. Ltd., Class A	105,699	651,902
New China Life Insurance Co. Ltd., Class H	607,200	2,299,023
New Hope Liuhe Co. Ltd., Class A	184,872	431,108
New Oriental Education & Technology Group Inc., ADR(b)	97,944	11,905,093

Security	Shares	Value

China (continued)
Nexteer Automotive Group Ltd.	792,000	$587,505
Ninestar Corp., Class A	52,800	264,648
Ningbo Joyson Electronic Corp., Class A(b)	52,800	147,479
Ningbo Zhoushan Port Co. Ltd., Class A	369,600	173,643
NIO Inc., ADR(b)(c)	486,552	1,839,167
Noah Holdings Ltd.(b)(c)	25,608	868,879
Offshore Oil Engineering Co. Ltd., Class A	184,800	170,740
OFILM Group Co. Ltd., Class A(b)	132,000	304,044
Orient Securities Co. Ltd., Class A	265,998	351,737
Oriental Pearl Group Co. Ltd., Class A	132,000	180,202
Ovctek China Inc., Class A	26,400	177,035
Pacific Securities Co. Ltd. (The), Class A(b)	318,497	144,176
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	422,400	142,352
People’s Insurance Co. Group of China Ltd. (The), Class H	6,072,000	2,189,545
Perfect World Co. Ltd., Class A	52,800	339,293
PetroChina Co. Ltd., Class A	660,000	484,435
PetroChina Co. Ltd., Class H	14,784,000	6,568,636
PICC Property & Casualty Co. Ltd., Class H	5,281,814	5,707,017
Pinduoduo Inc., ADR(b)	141,768	4,993,069
Ping An Bank Co. Ltd., Class A	765,638	1,529,570
Ping An Healthcare and Technology Co. Ltd.(a)(b)	237,600	2,051,679
Ping An Insurance Group Co. of China Ltd., Class A	475,299	5,192,941
Ping An Insurance Group Co. of China Ltd., Class H	4,092,000	46,743,731
Poly Developments and Holdings Group Co. Ltd., Class A	528,095	1,048,226
Postal Savings Bank of China Co. Ltd., Class H(a)	5,808,000	3,627,709
Power Construction Corp. of China Ltd., Class A	633,600	331,150
Qudian Inc., ADR(b)	102,960	296,525
RiseSun Real Estate Development Co. Ltd., Class A	184,800	215,074
Rongsheng Petro Chemical Co. Ltd., Class A	211,200	312,149
SAIC Motor Corp. Ltd., Class A	343,298	1,000,068
Sanan Optoelectronics Co. Ltd., Class A	184,826	535,781
Sangfor Technologies Inc., Class A	26,400	531,559
Sansteel Minguang Co. Ltd. Fujian, Class A	132,000	143,445
Sany Heavy Industry Co. Ltd., Class A	396,099	816,203
SDIC Capital Co. Ltd., Class A	158,400	284,101
SDIC Power Holdings Co. Ltd., Class A	290,400	305,627
Sealand Securities Co. Ltd., Class A	240,410	143,845
Seazen Group Ltd(c)	1,584,000	1,607,480
Seazen Holdings Co. Ltd., Class A	105,697	461,862
Semiconductor Manufacturing International Corp.(b)(c)	2,244,400	4,133,333
SF Holding Co. Ltd., Class A	79,200	428,414
Shaanxi Coal Industry Co. Ltd., Class A	396,098	427,615
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	52,800	141,447
Shandong Gold Mining Co. Ltd., Class A	132,000	584,149
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	79,200	185,367
Shandong Linglong Tyre Co. Ltd., Class A	52,800	149,666
Shandong Nanshan Aluminum Co. Ltd., Class A	448,800	129,459
Shandong Sinocera Functional Material Co. Ltd., Class A	52,800	166,630
Shandong Sun Paper Industry JSC Ltd., Class A	132,000	157,583
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,056,000	1,263,408
Shanghai Baosight Software Co. Ltd., Class A	52,800	255,299
Shanghai Construction Group Co. Ltd., Class A	316,800	137,979
Shanghai Electric Group Co. Ltd., Class A	369,600	230,644
Shanghai Electric Group Co. Ltd., Class H	2,128,000	633,064

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Electric Power Co. Ltd., Class A	105,600	$101,185
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	105,700	362,104
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	396,000	1,065,873
Shanghai Industrial Holdings Ltd.	531,000	940,973
Shanghai International Airport Co. Ltd., Class A	52,800	468,073
Shanghai International Port Group Co. Ltd., Class A	396,000	264,648
Shanghai Jahwa United Co. Ltd., Class A	26,400	96,925
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	921,875	872,094
Shanghai M&G Stationery Inc., Class A	26,400	169,986
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	211,500	587,735
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	475,200	888,602
Shanghai Pudong Development Bank Co. Ltd., Class A	1,293,694	1,888,038
Shanghai Tunnel Engineering Co. Ltd., Class A	344,065	257,454
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	132,000	128,743
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	79,200	147,592
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	132,000	113,663
Shanxi Meijin Energy Co. Ltd., Class A(b)	184,800	184,990
Shanxi Securities Co. Ltd., Class A	158,400	161,277
Shanxi Taigang Stainless Steel Co. Ltd., Class A	290,400	143,898
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	52,800	622,112
Shenergy Co. Ltd., Class A	398,185	283,736
Shengyi Technology Co. Ltd., Class A	105,600	330,094
Shennan Circuits Co. Ltd., Class A	26,400	602,207
Shenwan Hongyuan Group Co. Ltd., Class A	1,082,497	670,880
Shenzhen Airport Co. Ltd., Class A	105,600	122,598
Shenzhen Energy Group Co. Ltd., Class A	422,465	320,945
Shenzhen Expressway Co. Ltd., Class H	528,000	685,423
Shenzhen Goodix Technology Co. Ltd., Class A	26,400	1,146,998
Shenzhen Inovance Technology Co. Ltd., Class A	79,200	297,786
Shenzhen International Holdings Ltd.	660,000	1,325,967
Shenzhen Investment Ltd.	2,640,000	917,977
Shenzhen Kangtai Biological Products Co. Ltd., Class A	26,400	341,178
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	26,400	707,539
Shenzhen Overseas Chinese Town Co. Ltd., Class A	396,000	360,216
Shenzhen Sunway Communication Co. Ltd., Class A(b)	52,800	298,578
Shenzhou International Group Holdings Ltd.	554,400	7,411,135
Shimao Property Holdings Ltd.	924,000	3,016,575
Shui On Land Ltd.	2,508,000	503,867
Siasun Robot & Automation Co. Ltd., Class A(b)	79,200	154,039
Sichuan Chuantou Energy Co. Ltd., Class A	211,200	250,926
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	79,200	271,887
Sichuan Languang Development Co. Ltd., Class A	132,000	116,491
Sichuan Swellfun Co. Ltd., Class A	26,400	174,359
SINA Corp.(b)	45,672	1,769,333
Sino Biopharmaceutical Ltd.	5,016,500	6,731,823
Sinolink Securities Co. Ltd., Class A	158,400	179,825
Sino-Ocean Group Holding Ltd.	2,244,000	814,960
Sinopec Engineering Group Co. Ltd., Class H	1,056,000	573,906
Sinopec Shanghai Petrochemical Co. Ltd., Class A	158,400	78,942
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,640,000	676,583
Sinopharm Group Co. Ltd., Class H	844,800	2,774,331
Sinotrans Ltd., Class H	1,320,000	407,990
Sinotruk Hong Kong Ltd.	528,000	917,977
SOHO China Ltd.	1,584,000	607,905

Security	Shares	Value

China (continued)
Songcheng Performance Development Co. Ltd., Class A	79,200	$274,262
SooChow Securities Co. Ltd., Class A	161,181	189,427
Southwest Securities Co. Ltd., Class A	264,000	171,908
Spring Airlines Co. Ltd., Class A	54,499	274,332
Sun Art Retail Group Ltd.	1,848,000	2,206,205
Sunac China Holdings Ltd.	1,848,000	9,043,774
Suning.com Co. Ltd., Class A	448,894	576,919
Sunny Optical Technology Group Co. Ltd.	528,000	8,615,385
Sunwoda Electronic Co. Ltd., Class A	80,899	252,651
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	79,200	292,131
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	107,292	119,659
TAL Education Group, ADR(b)	282,744	14,108,926
Tangshan Jidong Cement Co. Ltd., Class A	54,498	107,162
Tasly Pharmaceutical Group Co. Ltd., Class A	79,200	186,498
TBEA Co. Ltd., Class A	133,697	109,206
TCL Corp., Class A	660,000	428,828
Tencent Holdings Ltd.	4,171,200	200,370,591
Tencent Music Entertainment Group, ADR(b)	69,696	884,442
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	133,699	269,391
Tianma Microelectronics Co. Ltd., Class A	107,297	228,145
Tianqi Lithium Corp., Class A	69,658	275,934
Tingyi Cayman Islands Holding Corp.	1,586,000	2,687,962
Toly Bread Co. Ltd., Class A	28,099	138,433
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	105,600	165,877
Tongkun Group Co. Ltd., Class A	107,296	195,201
Tongling Nonferrous Metals Group Co. Ltd., Class A	950,400	270,077
Tongwei Co. Ltd., Class A	184,800	321,687
Topchoice Medical Corp., Class A(b)	26,400	347,775
Towngas China Co. Ltd.	792,000	492,648
Transfar Zhilian Co. Ltd., Class A	160,096	146,086
TravelSky Technology Ltd., Class H	794,000	1,732,200
Trip.com Group Ltd., ADR(b)(c)	342,408	11,001,569
Tsingtao Brewery Co. Ltd., Class H	528,000	2,944,326
Tus Environmental Science And Technology Development Co. Ltd., Class A	105,695	119,388
Unigroup Guoxin Microelectronics Co. Ltd., Class A	26,400	189,476
Uni-President China Holdings Ltd.	1,056,000	1,082,533
Unisplendour Corp. Ltd., Class A	79,200	336,465
Universal Scientific Industrial Shanghai Co. Ltd., Class A	79,200	201,201
Venustech Group Inc., Class A	54,498	275,494
Vipshop Holdings Ltd., ADR(b)(c)	322,872	4,110,161
Visionox Technology Inc., Class A(b)	80,898	161,154
Walvax Biotechnology Co. Ltd., Class A	79,200	288,512
Wanda Film Holding Co. Ltd., Class A(b)	80,899	179,755
Wangsu Science & Technology Co. Ltd., Class A	105,600	111,288
Wanhua Chemical Group Co. Ltd., Class A	133,699	891,989
Want Want China Holdings Ltd.	3,696,000	3,070,123
Weibo Corp., ADR(b)(c)	40,656	1,732,759
Weichai Power Co. Ltd., Class A	264,000	459,176
Weichai Power Co. Ltd., Class H	1,584,600	2,816,196
Wens Foodstuffs Group Co. Ltd., Class A	211,299	887,403
Western Securities Co. Ltd., Class A	160,099	190,442
Westone Information Industry Inc., Class A	52,800	174,547
Wharf Holdings Ltd. (The)	792,000	1,970,591
Will Semiconductor Ltd., Class A	26,400	629,577
Winning Health Technology Group Co. Ltd., Class A	80,899	165,892
Wuchan Zhongda Group Co. Ltd., Class A	239,299	155,482

SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuhan Guide Infrared Co. Ltd., Class A	54,495	$242,250
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	107,298	463,648
Wuliangye Yibin Co. Ltd., Class A	160,099	2,595,767
WUS Printed Circuit Kunshan Co. Ltd., Class A	79,200	243,952
WuXi AppTec Co. Ltd., Class A	80,898	1,004,929
WuXi AppTec Co. Ltd., Class H(a)	111,480	1,359,600
Wuxi Biologics Cayman Inc.(a)(b)	396,000	5,071,823
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	54,497	308,096
XCMG Construction Machinery Co. Ltd., Class A	397,698	265,215
Xiamen C & D Inc., Class A	132,000	145,330
Xiaomi Corp., Class B(a)(b)(c)	5,702,400	8,460,076
Xinhu Zhongbao Co. Ltd., Class A	369,600	166,781
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	211,213	319,407
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	475,258	503,725
Xinyi Solar Holdings Ltd.	2,112,000	1,495,963
Yango Group Co. Ltd., Class A	184,800	170,212
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	52,800	250,926
Yanzhou Coal Mining Co. Ltd., Class A	52,800	65,672
Yanzhou Coal Mining Co. Ltd., Class H	1,586,000	1,180,579
Yealink Network Technology Corp. Ltd., Class A	28,099	300,940
Yifeng Pharmacy Chain Co. Ltd., Class A	28,098	320,992
Yihai International Holding Ltd.	264,000	1,501,062
Yintai Gold Co. Ltd., Class A	105,600	170,551
Yonghui Superstores Co. Ltd., Class A	450,498	455,464
Yonyou Network Technology Co. Ltd., Class A	132,000	552,293
Yuexiu Property Co. Ltd.	4,752,000	960,816
Yum China Holdings Inc.	262,680	11,313,628
Yunda Holding Co. Ltd., Class A	79,200	301,858
Yunnan Baiyao Group Co. Ltd., Class A	54,498	606,865
Yunnan Energy New Material Co. Ltd., Class A	26,400	205,649
Yuzhou Properties Co. Ltd.	1,320,000	615,385
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	26,600	467,213
Zhaojin Mining Industry Co. Ltd., Class H	792,000	898,598
Zhejiang Chint Electrics Co. Ltd., Class A	105,600	361,762
Zhejiang Dahua Technology Co. Ltd., Class A	132,000	341,366
Zhejiang Dingli Machinery Co. Ltd., Class A	28,098	252,139
Zhejiang Expressway Co. Ltd., Class H	1,058,000	869,302
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A(b)	54,496	129,571
Zhejiang Huayou Cobalt Co. Ltd., Class A	52,800	320,292
Zhejiang Longsheng Group Co. Ltd., Class A	158,400	272,113
Zhejiang NHU Co. Ltd., Class A	107,298	324,983
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	132,000	352,865
Zhejiang Supor Co. Ltd., Class A	28,099	255,037
Zhejiang Weixing New Building Materials Co. Ltd., Class A	80,896	128,920
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	26,400	164,218
Zhengzhou Yutong Bus Co. Ltd., Class A	80,899	164,044
Zhenro Properties Group Ltd.	528,000	327,072
Zheshang Securities Co. Ltd., Class A	132,000	179,260
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	237,600	777,221
Zhongji Innolight Co. Ltd., Class A	28,099	193,043
Zhongjin Gold Corp. Ltd., Class A	133,699	143,192
Zhongsheng Group Holdings Ltd.	396,000	1,468,763
Zhuzhou CRRC Times Electric Co. Ltd., Class H	396,000	1,341,266
Zijin Mining Group Co. Ltd., Class A	844,800	465,661
Zijin Mining Group Co. Ltd., Class H	4,224,000	1,854,994

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	550,037	$445,352
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	618,200	459,377
ZTE Corp., Class A(b)	132,000	664,448
ZTE Corp., Class H(b)	580,800	1,896,133
ZTO Express Cayman Inc., ADR	232,584	5,051,724

		1,457,863,626

Hong Kong — 10.1%
AIA Group Ltd.	8,817,600	88,290,693
ASM Pacific Technology Ltd.	237,700	3,247,945
Bank of East Asia Ltd. (The)(c)	1,003,200	2,175,674
BeiGene Ltd., ADR(b)(c)	26,400	4,022,304
BOC Hong Kong Holdings Ltd.	2,640,000	8,822,779
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	897,600	2,728,092
CK Asset Holdings Ltd.	1,980,132	12,801,533
CK Hutchison Holdings Ltd.	1,980,132	17,672,236
CK Infrastructure Holdings Ltd.	531,000	3,726,964
CLP Holdings Ltd.	1,188,000	12,415,640
Dairy Farm International Holdings Ltd.(c)	184,800	951,720
Galaxy Entertainment Group Ltd.	1,584,000	10,505,737
Haier Electronics Group Co. Ltd.	1,056,000	3,202,720
Hang Lung Properties Ltd.	1,584,000	3,337,357
Hang Seng Bank Ltd.(c)	554,400	11,295,198
Henderson Land Development Co. Ltd.	1,144,166	5,186,756
HK Electric Investments & HK Electric Investments Ltd.	1,980,000	1,978,750
HKT Trust & HKT Ltd.	2,904,640	4,354,211
Hong Kong & China Gas Co. Ltd.	7,128,135	13,733,197
Hong Kong Exchanges & Clearing Ltd.	927,300	30,906,417
Hongkong Land Holdings Ltd.	792,000	4,221,360
Huishan Dairy(b)(d)	277,900	537
Jardine Matheson Holdings Ltd.	169,700	9,487,927
Jardine Strategic Holdings Ltd.	158,400	4,883,472
Kerry Properties Ltd.	528,500	1,487,170
Kingboard Laminates Holdings Ltd.	792,000	822,099
Link REIT	1,584,000	16,115,597
Melco Resorts & Entertainment Ltd., ADR	121,176	2,444,120
MTR Corp. Ltd.	1,190,000	6,727,839
New World Development Co. Ltd.	4,488,666	5,670,880
Nine Dragons Paper Holdings Ltd.	1,320,000	1,261,368
NWS Holdings Ltd.	1,322,500	1,713,396
PCCW Ltd.	2,904,000	1,716,617
Power Assets Holdings Ltd.	1,056,000	7,656,609
Sands China Ltd.	1,689,600	8,268,593
Sino Land Co. Ltd.	2,641,200	3,625,957
SJM Holdings Ltd.	1,584,000	1,789,035
SSY Group Ltd.	1,056,000	975,096
Sun Hung Kai Properties Ltd.	1,188,000	16,722,482
Swire Pacific Ltd., Class A	397,000	3,520,129
Swire Properties Ltd.	844,800	2,643,774
Techtronic Industries Co. Ltd.(c)	1,056,000	8,560,986
Vitasoy International Holdings Ltd.(c)	528,000	1,920,952
WH Group Ltd.(a)	6,864,000	6,594,475
Wharf Real Estate Investment Co. Ltd.	792,000	4,130,897
Wheelock & Co. Ltd.	528,000	3,240,119
Wynn Macau Ltd.	1,161,600	2,447,395
Yue Yuen Industrial Holdings Ltd.	396,000	1,104,122

		371,108,926

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India — 10.6%
Adani Ports & Special Economic Zone Ltd.	446,952	$2,313,759
Ambuja Cements Ltd.	438,240	1,255,931
Ashok Leyland Ltd.	868,824	997,795
Asian Paints Ltd.	211,992	5,334,596
Aurobindo Pharma Ltd.	198,264	1,337,551
Avenue Supermarts Ltd.(a)(b)	92,928	2,779,017
Axis Bank Ltd.	1,494,504	15,274,383
Bajaj Auto Ltd.	61,776	2,753,050
Bajaj Finance Ltd.	127,512	7,801,628
Bajaj Finserv Ltd.	27,984	3,702,598
Bandhan Bank Ltd.(a)	289,080	1,824,436
Berger Paints India Ltd.	134,376	1,054,840
Bharat Forge Ltd.	156,552	1,076,442
Bharat Petroleum Corp. Ltd.	483,120	3,093,742
Bharti Airtel Ltd.(b)	1,790,712	12,458,382
Bharti Infratel Ltd.	243,144	846,059
Bosch Ltd.	5,280	1,027,453
Britannia Industries Ltd.	42,504	1,906,493
Cipla Ltd.	256,080	1,603,786
Coal India Ltd.	897,336	2,284,917
Colgate-Palmolive India Ltd.	32,208	599,656
Container Corp. of India Ltd.	152,592	1,212,482
Dabur India Ltd.	390,192	2,710,825
Divi’s Laboratories Ltd.	61,776	1,690,156
DLF Ltd.	382,008	1,394,303
Dr. Reddy’s Laboratories Ltd.	85,008	3,710,296
Eicher Motors Ltd.	9,768	2,777,366
GAIL India Ltd.	1,148,928	1,939,367
Godrej Consumer Products Ltd.	260,832	2,458,727
Grasim Industries Ltd.	219,648	2,397,559
Havells India Ltd.	185,064	1,563,348
HCL Technologies Ltd.	799,392	6,625,238
HDFC Asset Management Co. Ltd.(a)	28,512	1,268,301
HDFC Life Insurance Co. Ltd.(a)	381,216	3,201,130
Hero MotoCorp Ltd.	71,280	2,499,133
Hindalco Industries Ltd.	868,824	2,305,459
Hindustan Petroleum Corp. Ltd.	455,928	1,485,204
Hindustan Unilever Ltd.	475,464	13,554,464
Housing Development Finance Corp. Ltd.	1,198,032	40,529,016
ICICI Bank Ltd.	3,454,704	25,448,834
ICICI Lombard General Insurance Co. Ltd.(a)	122,496	2,263,234
ICICI Prudential Life Insurance Co. Ltd.(a)	211,200	1,512,282
Indian Oil Corp. Ltd.	1,382,040	2,197,280
Info Edge India Ltd.	38,544	1,538,168
Infosys Ltd.	2,490,312	27,079,951
InterGlobe Aviation Ltd.(a)	69,432	1,341,059
ITC Ltd.	2,517,768	8,297,000
JSW Steel Ltd.	638,088	2,241,792
Larsen & Toubro Ltd.	345,048	6,621,227
LIC Housing Finance Ltd.	218,856	1,342,442
Lupin Ltd.	163,944	1,650,181
Mahindra & Mahindra Financial Services Ltd.	234,168	1,212,065
Mahindra & Mahindra Ltd.	542,520	4,311,953
Marico Ltd.	327,888	1,449,034
Maruti Suzuki India Ltd.	77,088	7,468,702
Motherson Sumi Systems Ltd.	709,896	1,330,107
Nestle India Ltd.	17,424	3,750,454
NTPC Ltd.	1,747,416	2,763,492
Oil & Natural Gas Corp. Ltd.	1,846,680	2,819,546
Page Industries Ltd.	3,960	1,356,178

Security	Shares	Value

India (continued)
Petronet LNG Ltd.	458,568	$1,712,621
Pidilite Industries Ltd.	92,664	1,963,530
Piramal Enterprises Ltd.	66,528	1,440,667
Power Grid Corp. of India Ltd.	1,341,120	3,511,730
REC Ltd.	535,656	1,078,706
Reliance Industries Ltd.	2,086,128	41,269,419
SBI Life Insurance Co. Ltd.(a)	238,392	3,321,101
Shree Cement Ltd.	6,336	2,042,837
Shriram Transport Finance Co. Ltd.	126,984	1,816,116
Siemens Ltd.	44,088	926,925
State Bank of India(b)	1,307,328	5,834,265
Sun Pharmaceutical Industries Ltd.	620,136	3,774,306
Tata Consultancy Services Ltd.	658,680	19,191,096
Tata Motors Ltd.(b)	1,161,072	2,873,494
Tata Power Co. Ltd. (The)	809,576	659,165
Tata Steel Ltd.	267,168	1,642,527
Tech Mahindra Ltd.	342,144	3,819,527
Titan Co. Ltd.	229,152	3,814,249
UltraTech Cement Ltd.	73,656	4,558,347
United Spirits Ltd.(b)	218,064	1,891,625
UPL Ltd.	397,056	2,929,893
Vedanta Ltd.	1,363,032	2,634,090
Wipro Ltd.	842,160	2,794,710
Zee Entertainment Enterprises Ltd.	528,264	1,992,534

		390,137,349

Indonesia — 2.3%
Ace Hardware Indonesia Tbk PT	1,056,000	133,015
Adaro Energy Tbk PT	10,876,800	975,766
Astra International Tbk PT	14,731,200	6,850,467
Bank Central Asia Tbk PT	7,260,000	17,226,218
Bank Mandiri Persero Tbk PT	13,648,802	7,546,573
Bank Negara Indonesia Persero Tbk PT	5,544,015	2,923,245
Bank Rakyat Indonesia Persero Tbk PT	40,735,200	13,304,943
Bank Tabungan Negara Persero Tbk PT	3,300,000	451,922
Barito Pacific Tbk PT	20,011,200	1,912,458
Bukit Asam Tbk PT	2,164,800	350,363
Bumi Serpong Damai Tbk PT(b)	6,283,200	513,055
Charoen Pokphand Indonesia Tbk PT	5,438,400	2,648,507
Gudang Garam Tbk PT	369,600	1,509,662
Hanjaya Mandala Sampoerna Tbk PT	6,837,600	1,036,531
Indah Kiat Pulp & Paper Corp. Tbk PT	2,059,200	1,017,913
Indocement Tunggal Prakarsa Tbk PT	1,372,800	1,656,308
Indofood CBP Sukses Makmur Tbk PT	1,742,400	1,451,468
Indofood Sukses Makmur Tbk PT	3,194,400	1,830,551
Jasa Marga Persero Tbk PT	1,689,640	569,194
Kalbe Farma Tbk PT	16,156,800	1,691,997
Pabrik Kertas Tjiwi Kimia Tbk PT	1,056,000	703,742
Pakuwon Jati Tbk PT	12,962,400	493,625
Perusahaan Gas Negara Tbk PT	8,131,200	1,015,283
Semen Indonesia Persero Tbk PT	2,191,200	1,917,601
Telekomunikasi Indonesia Persero Tbk PT	36,009,600	10,020,980
Unilever Indonesia Tbk PT	5,280,000	3,074,039
United Tractors Tbk PT	1,240,843	1,744,723
XL Axiata Tbk PT(b)	1,768,800	375,651

		84,945,800

Malaysia — 2.2%
AirAsia Group Bhd	1,214,400	423,766
AMMB Holdings Bhd	1,293,600	1,167,965
Axiata Group Bhd	2,032,800	2,133,002

SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
British American Tobacco Malaysia Bhd	120,000	$344,949
CIMB Group Holdings Bhd	3,564,000	4,287,584
Dialog Group Bhd	2,772,062	2,211,968
DiGi.Com Bhd	2,164,800	2,234,530
Fraser & Neave Holdings Bhd	105,600	846,758
Gamuda Bhd	1,320,000	1,243,338
Genting Bhd	1,610,400	2,161,347
Genting Malaysia Bhd	2,217,600	1,634,249
Genting Plantations Bhd	184,800	473,499
HAP Seng Consolidated Bhd	475,600	1,129,231
Hartalega Holdings Bhd	1,108,800	1,601,780
Hong Leong Bank Bhd	492,700	1,923,670
Hong Leong Financial Group Bhd	184,800	727,836
IHH Healthcare Bhd	1,610,400	2,239,941
IJM Corp. Bhd	2,085,600	1,078,934
IOI Corp. Bhd	1,399,200	1,550,114
Kuala Lumpur Kepong Bhd	316,800	1,762,577
Malayan Banking Bhd	2,851,200	5,865,206
Malaysia Airports Holdings Bhd	797,500	1,311,652
Maxis Bhd(c)	1,742,400	2,257,722
MISC Bhd	818,400	1,535,748
Nestle Malaysia Bhd	54,200	1,908,507
Petronas Chemicals Group Bhd	1,768,800	2,671,760
Petronas Dagangan Bhd	157,200	850,062
Petronas Gas Bhd	448,800	1,752,269
PPB Group Bhd	448,820	2,039,294
Press Metal Aluminium Holdings Bhd	1,108,800	1,320,387
Public Bank Bhd	2,296,830	10,424,851
QL Resources Bhd	396,000	802,050
RHB Bank Bhd	1,214,445	1,686,235
RHB Capital Bhd(b)(d)	359,100	1
Sime Darby Bhd	1,980,000	1,053,294
Sime Darby Plantation Bhd	1,557,600	1,927,045
Telekom Malaysia Bhd	844,800	795,736
Tenaga Nasional Bhd	2,296,800	6,983,438
Top Glove Corp. Bhd	1,135,200	1,620,527
Westports Holdings Bhd	686,400	661,611
YTL Corp. Bhd	2,217,678	484,339

		79,128,772

Pakistan — 0.0%
Habib Bank Ltd.	448,800	473,503
MCB Bank Ltd.	336,500	458,707
Oil & Gas Development Co. Ltd.	501,600	447,647

		1,379,857

Philippines — 1.1%
Aboitiz Equity Ventures Inc.	1,481,040	1,436,460
Aboitiz Power Corp.	1,161,600	739,283
Altus San Nicolas Corp.	39,875	4,074
Ayala Corp.	205,928	2,943,276
Ayala Land Inc.	5,068,800	4,148,379
Bank of the Philippine Islands	665,286	1,079,797
BDO Unibank Inc.	1,457,280	4,243,113
Globe Telecom Inc.	25,080	932,544
GT Capital Holdings Inc.	71,285	946,633
International Container Terminal Services Inc.	731,280	1,870,281
JG Summit Holdings Inc.	2,148,967	2,963,655
Jollibee Foods Corp.	324,720	1,221,453
Manila Electric Co.	158,400	797,765
Megaworld Corp.	8,712,000	694,149

Security	Shares	Value

Philippines (continued)
Metro Pacific Investments Corp.	10,824,200	$683,566
Metropolitan Bank & Trust Co.	1,253,020	1,413,746
PLDT Inc.	60,725	1,189,890
Robinsons Land Corp.	1,795,267	900,636
Security Bank Corp.	179,520	625,124
SM Investments Corp.	165,000	3,151,977
SM Prime Holdings Inc.	7,128,025	5,455,050
Universal Robina Corp.	652,080	1,860,154

		39,301,005

Singapore — 3.7%
Ascendas REIT	2,198,920	5,074,803
BOC Aviation Ltd.(a)	158,400	1,464,683
CapitaLand Commercial Trust	2,006,466	3,028,295
CapitaLand Ltd.	1,874,400	4,971,300
CapitaLand Mall Trust	1,953,600	3,606,910
City Developments Ltd.	343,200	2,665,338
ComfortDelGro Corp. Ltd.	1,610,400	2,560,311
DBS Group Holdings Ltd.	1,320,000	24,535,424
Genting Singapore Ltd.	4,488,000	2,827,812
Jardine Cycle & Carriage Ltd.	79,466	1,701,221
Keppel Corp. Ltd.	1,056,000	5,168,203
Mapletree Commercial Trust	1,003,200	1,727,247
Oversea-Chinese Banking Corp. Ltd.	2,349,675	18,643,842
SATS Ltd.	501,600	1,675,798
Sembcorp Industries Ltd.(c)	712,800	1,107,140
Singapore Airlines Ltd.(c)	396,000	2,480,621
Singapore Exchange Ltd.	562,000	3,582,240
Singapore Press Holdings Ltd.(c)	1,264,500	1,871,412
Singapore Technologies Engineering Ltd.	1,188,000	3,577,317
Singapore Telecommunications Ltd.	5,781,600	13,978,519
Suntec REIT	1,478,400	1,993,008
United Overseas Bank Ltd.	983,500	18,489,714
UOL Group Ltd.	316,800	1,852,197
Venture Corp. Ltd.(c)	211,200	2,526,849
Wilmar International Ltd.	1,425,600	4,083,886
Yangzijiang Shipbuilding Holdings Ltd.	1,742,400	1,212,748

		136,406,838

South Korea — 12.9%
Amorepacific Corp.(c)	23,232	3,664,569
AMOREPACIFIC Group	19,800	1,199,446
BGF retail Co. Ltd.	5,808	804,061
BNK Financial Group Inc.	203,544	1,152,764
Celltrion Healthcare Co. Ltd.(b)	39,364	1,889,181
Celltrion Inc.(b)(c)	68,196	9,441,071
Cheil Worldwide Inc.	52,536	932,279
CJ CheilJedang Corp.	6,072	1,209,968
CJ Corp.	10,560	733,623
CJ ENM Co. Ltd.	7,920	918,357
CJ Logistics Corp.(b)	6,600	808,491
Daelim Industrial Co. Ltd.	20,328	1,381,523
Daewoo Engineering & Construction Co. Ltd.(b)	126,192	460,574
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(b)	27,984	579,943
DB Insurance Co. Ltd.	36,168	1,289,709
Doosan Bobcat Inc.	36,696	948,305
E-MART Inc.	15,048	1,401,458
Fila Holdings Corp.(c)	36,432	1,351,088
GS Engineering & Construction Corp.	43,032	1,010,946
GS Holdings Corp.	36,696	1,407,062
GS Retail Co. Ltd.	20,064	667,481

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hana Financial Group Inc.	219,384	$6,111,129
Hankook Tire & Technology Co. Ltd.	53,856	1,296,864
Hanmi Pharm Co. Ltd.	4,853	1,144,182
Hanon Systems	137,280	1,209,414
Hanwha Corp.	26,400	481,772
Hanwha Life Insurance Co. Ltd.	213,840	367,808
Hanwha Solutions Corp.(b)	78,408	1,108,508
HDC Holdings Co. Ltd.	1	8
HDC Hyundai Development Co-Engineering & Construction, Class E(c)	18,480	324,061
Helixmith Co. Ltd.(b)(c)	14,256	923,407
HLB Inc.(b)(c)	25,851	2,010,645
Hotel Shilla Co. Ltd.(c)	23,496	1,722,994
Hyosung Corp.	1	60
Hyundai Department Store Co. Ltd.	10,560	691,094
Hyundai Engineering & Construction Co. Ltd.	56,760	1,819,215
Hyundai Glovis Co. Ltd.	13,728	1,693,179
Hyundai Heavy Industries Holdings Co. Ltd.	7,128	1,635,699
Hyundai Marine & Fire Insurance Co. Ltd.	45,672	843,046
Hyundai Mobis Co. Ltd.	48,048	9,252,017
Hyundai Motor Co.	108,768	11,407,476
Hyundai Steel Co.	57,816	1,372,818
Industrial Bank of Korea(b)	177,408	1,600,148
Kakao Corp.(b)	37,224	4,965,907
Kangwon Land Inc.	85,536	1,977,192
KB Financial Group Inc.(b)	289,872	10,689,159
KCC Corp.	3,563	602,378
Kia Motors Corp.	193,512	6,640,635
KMW Co. Ltd.(b)(c)	18,216	757,312
Korea Aerospace Industries Ltd.	53,856	1,360,125
Korea Electric Power Corp.(b)	188,232	4,003,592
Korea Gas Corp.	19,536	532,718
Korea Investment Holdings Co. Ltd.	31,416	1,752,875
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	27,720	2,651,407
Korea Zinc Co. Ltd.	5,544	1,767,605
Korean Air Lines Co. Ltd.	34,584	686,254
KT&G Corp.(b)	83,688	6,677,626
Kumho Petrochemical Co. Ltd.	13,728	753,292
LG Chem Ltd.(c)	33,000	9,344,716
LG Corp.	67,848	4,001,942
LG Display Co. Ltd.(b)	171,600	2,217,259
LG Electronics Inc.	76,824	4,247,767
LG Household & Health Care Ltd.	6,864	7,244,965
LG Innotek Co. Ltd.	10,560	1,346,747
LG Uplus Corp.	75,240	836,456
Lotte Chemical Corp.	12,408	1,972,829
Lotte Corp.	19,008	562,976
Lotte Shopping Co. Ltd.	8,184	793,096
Medy-Tox Inc.	3,269	891,134
Meritz Securities Co. Ltd.	235,224	722,339
Mirae Asset Daewoo Co. Ltd.	298,584	1,726,093
NAVER Corp.	108,466	16,335,652
NCSoft Corp.	12,144	6,480,332
Netmarble Corp.(a)(b)	19,008	1,428,969
NH Investment & Securities Co. Ltd.	104,016	964,364
OCI Co. Ltd.	13,728	642,717
Orion Corp.	16,632	1,430,365
Ottogi Corp.	792	336,908
Pan Ocean Co. Ltd.(b)	181,368	605,651
Pearl Abyss Corp.(b)(c)	5,016	764,279

Security	Shares	Value

South Korea (continued)
POSCO	57,552	$10,671,638
POSCO Chemical Co. Ltd.	17,952	864,576
Posco International Corp.	35,904	507,599
S-1 Corp.	12,144	928,236
Samsung Biologics Co. Ltd.(a)(b)	12,144	4,936,668
Samsung C&T Corp.	62,040	5,647,808
Samsung Card Co. Ltd.	24,054	765,910
Samsung Electro-Mechanics Co. Ltd.	41,448	4,347,024
Samsung Electronics Co. Ltd.	3,487,176	165,018,019
Samsung Engineering Co. Ltd.(b)	116,424	1,685,039
Samsung Fire & Marine Insurance Co. Ltd.	22,704	4,019,419
Samsung Heavy Industries Co. Ltd.(b)(c)	319,176	1,780,862
Samsung Life Insurance Co. Ltd.	51,216	2,986,544
Samsung SDI Co. Ltd.	40,392	9,353,687
Samsung SDS Co. Ltd.	25,608	4,168,269
Samsung Securities Co. Ltd.	46,728	1,382,021
Shinhan Financial Group Co. Ltd.(b)	345,510	11,349,345
Shinsegae Inc.	5,544	1,241,975
SK Holdings Co. Ltd.	25,608	5,059,935
SK Hynix Inc.	402,336	31,563,046
SK Innovation Co. Ltd.	40,656	4,434,518
SK Telecom Co. Ltd.	14,256	2,745,104
S-Oil Corp.	32,736	2,092,951
Woongjin Coway Co. Ltd.	36,168	2,664,388
Woori Financial Group Inc.	376,540	3,206,680
Yuhan Corp.	7,212	1,319,139

		475,723,476

Taiwan — 13.8%
Accton Technology Corp.	264,000	1,424,476
Acer Inc.	2,112,830	1,181,993
Advantech Co. Ltd.	293,595	2,828,169
Airtac International Group	110,000	1,707,769
ASE Technology Holding Co. Ltd.	2,640,110	6,519,653
Asia Cement Corp.	1,584,448	2,368,097
Asustek Computer Inc.	531,100	3,938,111
AU Optronics Corp.	6,072,580	2,030,291
Catcher Technology Co. Ltd.	531,000	4,288,921
Cathay Financial Holding Co. Ltd.	5,743,357	7,728,408
Chailease Holding Co. Ltd.	819,167	3,443,815
Chang Hwa Commercial Bank Ltd.	4,318,179	3,066,137
Cheng Shin Rubber Industry Co. Ltd.	1,584,303	2,063,700
Chicony Electronics Co. Ltd.	540,961	1,538,235
China Airlines Ltd.	2,115,330	561,586
China Development Financial Holding Corp.	9,768,734	3,004,123
China Life Insurance Co. Ltd.(b)	1,848,072	1,511,052
China Steel Corp.	8,712,484	6,662,199
Chunghwa Telecom Co. Ltd.	2,904,110	10,382,465
Compal Electronics Inc.	2,112,000	1,282,903
CTBC Financial Holding Co. Ltd.	13,728,456	10,020,605
Delta Electronics Inc.	1,320,000	6,248,469
E.Sun Financial Holding Co. Ltd.	7,920,397	7,367,445
Eclat Textile Co. Ltd.	134,208	1,732,633
Eva Airways Corp.	1,911,476	771,956
Evergreen Marine Corp. Taiwan Ltd.(b)	1,852,942	720,715
Far Eastern New Century Corp.	2,376,040	2,218,025
Far EasTone Telecommunications Co. Ltd.	1,323,000	3,004,330
Feng TAY Enterprise Co. Ltd.	294,117	1,781,701
First Financial Holding Co. Ltd.	7,392,545	5,775,235
Formosa Chemicals & Fibre Corp.	2,640,740	7,421,591
Formosa Petrochemical Corp.	792,000	2,356,940

SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Formosa Plastics Corp.	3,432,400	$10,612,273
Formosa Taffeta Co. Ltd.	264,000	295,382
Foxconn Technology Co. Ltd.	797,666	1,597,497
Fubon Financial Holding Co. Ltd.	4,224,111	6,299,321
Giant Manufacturing Co. Ltd.	264,000	1,573,041
Globalwafers Co. Ltd.	252,000	3,336,754
Highwealth Construction Corp.	530,880	795,204
Hiwin Technologies Corp.	190,482	1,929,474
Hon Hai Precision Industry Co. Ltd.	8,712,516	23,995,542
Hotai Motor Co. Ltd.	264,000	5,435,731
Hua Nan Financial Holdings Co. Ltd.	6,072,251	4,351,824
Innolux Corp.	6,336,981	1,845,987
Inventec Corp.	1,848,460	1,404,289
Largan Precision Co. Ltd.	84,000	13,360,919
Lite-On Technology Corp.	1,584,371	2,475,498
MediaTek Inc.	1,056,391	13,568,132
Mega Financial Holding Co. Ltd.	7,920,827	8,272,438
Micro-Star International Co. Ltd.	528,000	1,621,980
Nan Ya Plastics Corp.	3,696,000	8,527,631
Nanya Technology Corp.	795,000	2,055,331
Nien Made Enterprise Co. Ltd.	68,000	557,119
Novatek Microelectronics Corp.	529,000	3,817,472
Pegatron Corp.	1,320,000	2,779,039
Phison Electronics Corp.	116,000	1,226,853
Pou Chen Corp.	1,584,000	1,840,458
Powertech Technology Inc.	529,200	1,891,940
President Chain Store Corp.	528,000	5,217,253
Quanta Computer Inc.	2,116,000	4,342,812
Realtek Semiconductor Corp.	264,642	2,168,191
Ruentex Development Co. Ltd.	321,977	452,445
Ruentex Industries Ltd.	320,517	722,540
Shanghai Commercial & Savings Bank Ltd. (The)	2,577,088	4,265,431
Shin Kong Financial Holding Co. Ltd.	8,092,125	2,638,533
SinoPac Financial Holdings Co. Ltd.	8,184,925	3,495,168
Standard Foods Corp.	363,844	833,460
Synnex Technology International Corp.	1,092,950	1,356,736
Taishin Financial Holding Co. Ltd.	6,211,012	2,909,260
Taiwan Business Bank	3,433,027	1,403,485
Taiwan Cement Corp.	3,695,398	5,143,881
Taiwan Cooperative Financial Holding Co. Ltd.	6,600,793	4,544,887
Taiwan High Speed Rail Corp.	1,584,000	1,895,515
Taiwan Mobile Co. Ltd.	1,320,000	4,675,428
Taiwan Semiconductor Manufacturing Co. Ltd.	17,952,670	190,170,294
Tatung Co. Ltd.(b)	528,000	342,573
Uni-President Enterprises Corp.	2,904,694	6,980,727
United Microelectronics Corp.	8,184,000	4,036,598
Vanguard International Semiconductor Corp.	530,000	1,319,342
Walsin Technology Corp.	264,000	1,839,584
Win Semiconductors Corp.	266,000	2,483,101
Winbond Electronics Corp.	2,112,000	1,185,024
Wistron Corp.	2,112,169	1,905,280
WPG Holdings Ltd.	1,205,100	1,515,899
Yageo Corp.	243,217	3,111,767
Yuanta Financial Holding Co. Ltd.	7,392,556	4,820,860
Zhen Ding Technology Holding Ltd.	264,097	1,044,708

		509,239,659

Thailand — 2.9%
Advanced Info Service PCL, NVDR	871,200	5,701,790
Airports of Thailand PCL, NVDR	3,062,400	6,926,506
B Grimm Power PCL, NVDR	290,400	577,632

Security	Shares	Value

Thailand (continued)
Bangkok Bank PCL, Foreign	343,200	$1,591,030
Bangkok Dusit Medical Services PCL, NVDR	6,943,200	5,546,541
Bangkok Expressway & Metro PCL, NVDR(c)	5,755,200	2,031,030
Banpu PCL, NVDR	3,432,000	1,112,069
Berli Jucker PCL, NVDR	897,600	1,180,674
BTS Group Holdings PCL, NVDR	5,253,600	2,106,833
Bumrungrad Hospital PCL, NVDR	316,800	1,356,843
Central Pattana PCL, NVDR	1,742,400	3,395,919
Charoen Pokphand Foods PCL, NVDR	2,851,200	2,744,177
CP ALL PCL, NVDR	4,250,400	9,647,603
Electricity Generating PCL, NVDR	239,400	2,334,860
Energy Absolute PCL, NVDR	1,267,200	1,758,306
Global Power Synergy PCL, NVDR(c)	475,200	1,280,616
Gulf Energy Development PCL, NVDR	396,000	2,445,621
Home Product Center PCL, NVDR	4,303,243	2,015,635
Indorama Ventures PCL, NVDR(c)	1,240,800	1,124,562
Intouch Holdings PCL, NVDR	1,675,600	2,996,943
IRPC PCL, NVDR	8,817,600	814,716
Kasikornbank PCL, Foreign	871,200	3,940,943
Kasikornbank PCL, NVDR	580,875	2,618,317
Krung Thai Bank PCL, NVDR	2,719,275	1,404,566
Land & Houses PCL, NVDR	5,464,800	1,630,499
Minor International PCL, NVDR	2,191,220	2,161,694
Osotspa PCL, NVDR	184,800	262,348
PTT Exploration & Production PCL, NVDR	1,029,684	4,112,790
PTT Global Chemical PCL, NVDR	1,716,076	2,697,713
PTT PCL, NVDR	8,474,400	11,758,672
Ratch Group PCL, NVDR	554,400	1,209,471
Robinson PCL, NVDR	421,500	726,841
Siam Cement PCL (The), NVDR	554,400	6,367,507
Siam Commercial Bank PCL (The), NVDR	633,600	1,992,069
Srisawad Corp PCL, NVDR	475,200	1,143,407
Thai Oil PCL, NVDR(c)	871,200	1,453,398
Thai Union Group PCL, NVDR	2,560,800	1,256,986
TMB Bank PCL, NVDR	14,836,825	671,156
Total Access Communication PCL, NVDR	554,400	791,492
True Corp. PCL, NVDR(c)	8,606,490	1,038,191

		105,927,966

Total Common Stocks — 99.2% (Cost: $3,024,711,470)		3,651,163,274

Preferred Stocks

South Korea — 0.8%
Amorepacific Corp., Preference Shares, NVS	7,128	499,980
Hyundai Motor Co.
Preference Shares, NVS	17,688	1,086,346
Series 2, Preference Shares, NVS	26,928	1,814,254
LG Chem Ltd., Preference Shares, NVS	5,808	874,721
LG Household & Health Care Ltd., Preference Shares, NVS	1,584	1,012,718
Samsung Electronics Co. Ltd., Preference Shares, NVS	601,656	23,978,403

		29,266,422

Total Preferred Stocks — 0.8% (Cost: $11,753,636)		29,266,422

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 03/10/20)(b)	26,907	$0	(e)

South Korea — 0.0%
Hyundai Development Co., (Expires 03/06/20)(b)	9,837	22,697

Total Rights — 0.0% (Cost: $0)		22,697

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/15/21)(b)	559,190	0	(e)

Total Warrants — 0.0% (Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	93,122,267	93,178,140
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	2,739,000	2,739,000

		95,917,140

Total Short-Term Investments — 2.6% (Cost: $95,879,204)		95,917,140

Total Investments in Securities — 102.6% (Cost: $3,132,344,310)		3,776,369,533

Other Assets, Less Liabilities — (2.6)%		(96,218,014)

Net Assets — 100.0%		$3,680,151,519

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	99,266,293	(6,144,026)	93,122,267	$93,178,140	$1,028,578	(b)	$14,852		$(6,706)
BlackRock Cash Funds: Treasury, SL Agency Shares	4,401,000	(1,662,000)	2,739,000	2,739,000	54,163		—		—

				$95,917,140	$1,082,741		$14,852		$(6,706)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Hang Seng Index	9	02/27/20	$1,520	$(152,848)

SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI All Country Asia ex Japan ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
MSCI Emerging Markets E-Mini	83	03/20/20	$4,358	$(325,175)

				$(478,023)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$478,023

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(421,204)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$159,221

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,734,840

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,488,624,519	$162,538,217		$538	$3,651,163,274
Preferred Stocks	29,266,422	—		—	29,266,422
Rights	—	22,697		—	22,697
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	95,917,140	—		—	95,917,140

	$3,613,808,081	$162,560,914		$538	$3,776,369,533

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(478,023)	$—		$—	$(478,023)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.9%
Erste Group Bank AG	151,678	$5,573,851
Raiffeisen Bank International AG	74,818	1,708,015

		7,281,866

Belgium — 2.2%
Ageas	89,137	4,916,362
Groupe Bruxelles Lambert SA	40,487	4,070,398
KBC Group NV	125,779	9,235,870

		18,222,630

Denmark — 0.9%
Danske Bank A/S	326,402	5,464,759
Tryg A/S	60,318	1,828,320

		7,293,079

Finland — 2.8%
Nordea Bank Abp	1,625,455	12,836,822
Sampo OYJ, Class A	222,371	10,071,659

		22,908,481

France — 11.0%
Amundi SA(a)	30,709	2,492,824
AXA SA	969,339	25,867,259
BNP Paribas SA	565,003	30,082,726
CNP Assurances	85,799	1,546,992
Credit Agricole SA	578,893	7,845,904
Eurazeo SE	20,000	1,434,011
Natixis SA	476,090	2,017,026
SCOR SE	79,527	3,386,907
Societe Generale SA	406,674	13,171,013
Wendel SA	13,621	1,820,432

		89,665,094

Germany — 13.0%
Allianz SE, Registered	213,062	50,965,500
Commerzbank AG	504,879	2,909,437
Deutsche Bank AG, Registered	985,040	9,042,993
Deutsche Boerse AG	95,273	15,525,769
Hannover Rueck SE	30,302	5,893,410
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	72,364	21,355,609

		105,692,718

Ireland — 0.4%
AIB Group PLC	413,573	1,216,386
Bank of Ireland Group PLC	485,690	2,375,799

		3,592,185

Italy — 6.4%
Assicurazioni Generali SpA	554,267	10,807,532
FinecoBank Banca Fineco SpA	256,331	3,003,999
Intesa Sanpaolo SpA	7,499,931	18,663,305
Mediobanca Banca di Credito Finanziario SpA	316,101	3,156,932
Poste Italiane SpA(a)	269,668	3,093,058
UniCredit SpA	1,014,233	13,579,845

		52,304,671

Netherlands — 4.7%
ABN AMRO Bank NV, CVA(a)	212,405	3,700,288
Aegon NV	894,674	3,637,732
EXOR NV	55,518	4,100,030
ING Groep NV	1,954,862	21,284,669
NN Group NV	153,523	5,342,215

		38,064,934

Security	Shares	Value

Norway — 1.3%
DNB ASA	475,714	$8,352,786
Gjensidige Forsikring ASA	100,121	2,183,202

		10,535,988

Spain — 7.7%
Banco Bilbao Vizcaya Argentaria SA	3,345,245	17,307,069
Banco de Sabadell SA	2,880,160	2,598,121
Banco Santander SA	8,337,262	32,836,670
Bankia SA	630,634	1,147,193
Bankinter SA	339,277	2,201,027
CaixaBank SA	1,809,229	5,293,169
Mapfre SA	547,317	1,402,313

		62,785,562

Sweden — 5.1%
Industrivarden AB, Class C	83,634	1,972,269
Investor AB, Class B	228,476	12,520,532
Kinnevik AB, Class B	122,164	2,950,598
L E Lundbergforetagen AB, Class B	38,613	1,676,936
Skandinaviska Enskilda Banken AB, Class A	816,521	8,068,086
Svenska Handelsbanken AB, Class A	770,574	7,569,312
Swedbank AB, Class A	454,337	6,988,059

		41,745,792

Switzerland — 14.4%
Baloise Holding AG, Registered	24,580	4,442,215
Credit Suisse Group AG, Registered	1,282,336	16,241,105
Julius Baer Group Ltd.	112,283	5,623,173
Pargesa Holding SA, Bearer	19,663	1,576,995
Partners Group Holding AG	9,365	8,591,583
Swiss Life Holding AG, Registered	16,840	8,475,438
Swiss Re AG	147,792	16,703,124
UBS Group AG, Registered	1,949,285	24,253,637
Zurich Insurance Group AG	75,016	31,166,894

		117,074,164

United Kingdom — 28.9%
3i Group PLC	485,473	7,068,256
Admiral Group PLC	95,514	2,844,230
Aviva PLC	1,965,052	10,319,884
Barclays PLC	8,653,902	19,164,729
Direct Line Insurance Group PLC	695,680	3,097,780
Hargreaves Lansdown PLC	143,273	3,257,879
HSBC Holdings PLC	10,134,517	73,716,752
Legal & General Group PLC	2,993,330	12,054,446
Lloyds Banking Group PLC	35,179,892	26,335,878
London Stock Exchange Group PLC	157,913	16,311,494
M&G PLC(b)	1,292,023	4,090,955
Prudential PLC	1,304,305	23,245,414
Royal Bank of Scotland Group PLC	2,432,100	6,998,688
RSA Insurance Group PLC	516,759	3,749,280
Schroders PLC	62,856	2,662,189
St. James’s Place PLC	269,100	4,058,085
Standard Chartered PLC	1,367,689	11,376,224
Standard Life Aberdeen PLC	1,203,509	4,783,195

		235,135,358

Total Common Stocks — 99.7% (Cost: $1,009,020,910)		812,302,522

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	337,000	$337,000

Total Short-Term Investments — 0.0% (Cost: $337,000)		337,000

Total Investments in Securities — 99.7% (Cost: $1,009,357,910)		812,639,522

Other Assets, Less Liabilities — 0.3%		2,296,647

Net Assets — 100.0%		$814,936,169

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,109,786	(10,109,786)	—	$—	$5,093	(b)	$467	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	396,000	(59,000)	337,000	337,000	3,060		—	—

				$337,000	$8,153		$467	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	43	03/20/20	$1,734	$(47,859)
FTSE 100 Index	9	03/20/20	856	(30,857)

				$(78,716)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$78,716

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Financials ETF

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$622,843

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(78,716)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,329,852

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$812,302,522	$—	$—	$812,302,522
Money Market Funds	337,000	—	—	337,000

	$812,639,522	$—	$—	$812,639,522

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(78,716)	$—	$—	$(78,716)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
AED Oil Ltd.(a)(b)	11,395	$0	(c)

Austria — 2.0%
Agrana Beteiligungs AG	1,296	27,576
ams AG(b)	8,373	342,664
AT&S Austria Technologie & Systemtechnik AG	2,613	57,596
BAWAG Group AG(d)	6,379	276,547
CA Immobilien Anlagen AG	6,839	301,264
DO & CO AG	709	70,714
EVN AG	3,734	73,657
FACC AG(e)	2,138	28,385
IMMOFINANZ AG	9,460	262,613
Kapsch TrafficCom AG	550	16,152
Lenzing AG	1,387	109,747
Oesterreichische Post AG(e)	3,523	133,914
Palfinger AG	1,442	44,665
Porr AG(e)	1,202	20,993
S IMMO AG	4,873	130,686
S&T AG	4,944	133,467
Schoeller-Bleckmann Oilfield Equipment AG	1,175	54,169
Semperit AG Holding(b)(e)	1,167	15,804
Telekom Austria AG	17,639	141,720
UNIQA Insurance Group AG	12,852	121,632
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,851	104,131
Wienerberger AG	12,154	345,077
Zumtobel Group AG(b)	2,927	28,707

		2,841,880

Belgium — 3.3%
Ackermans & van Haaren NV	2,473	396,014
Aedifica SA	2,593	350,575
AGFA-Gevaert NV(b)	16,100	79,076
Barco NV	943	234,610
Befimmo SA	2,396	147,366
Bekaert SA	3,875	98,511
Biocartis NV(b)(d)(e)	4,159	26,410
bpost SA	10,366	103,342
Cie. d’Entreprises CFE	786	85,798
Cofinimmo SA	2,724	434,094
D’ieteren SA/NV	2,606	168,080
Econocom Group SA/NV	13,890	39,560
Elia System Operator SA/NV	2,901	279,695
Euronav NV	18,552	184,623
Exmar NV(b)	3,134	18,581
Fagron	6,483	150,155
Gimv NV	1,972	121,507
Intervest Offices & Warehouses NV	1,975	58,657
Ion Beam Applications(b)(e)	2,011	23,133
KBC Ancora	4,137	206,216
Kinepolis Group NV	1,568	96,614
Melexis NV	2,149	153,370
Mithra Pharmaceuticals SA(b)(e)	1,577	42,712
Montea CVA	1,172	115,854
Ontex Group NV	7,268	131,850
Orange Belgium SA	3,260	66,258
Recticel SA	3,971	33,885
Retail Estates NV	945	86,712
Sioen Industries NV	713	17,146
Sofina SA	1,630	373,015

Security	Shares	Value

Belgium (continued)
Tessenderlo Group SA(b)	2,730	$91,820
Van de Velde NV	619	19,242
Warehouses De Pauw CVA	12,823	366,488
X-Fab Silicon Foundries SE(b)(d)(e)	5,392	31,490

		4,832,459

China — 0.0%
Boshiwa International Holding Ltd.(a)(b)(e)	20,000	0	(c)

Denmark — 3.1%
ALK-Abello A/S(b)	702	187,385
Alm Brand A/S	5,832	51,632
Ambu A/S, Series B(e)	17,037	312,021
Bavarian Nordic A/S(b)	3,188	111,052
D/S Norden A/S	3,081	41,555
Dfds A/S	3,692	155,381
FLSmidth & Co. A/S	4,321	148,340
GN Store Nord A/S	13,398	665,395
Jyske Bank A/S, Registered(b)	6,880	262,004
Maersk Drilling A/S(b)	2,180	121,554
Matas A/S	3,975	37,490
Netcompany Group A/S(b)(d)	3,156	143,120
Nilfisk Holding A/S(b)	2,823	60,953
NKT A/S(b)	2,556	55,226
NNIT A/S(d)	1,297	20,503
Per Aarsleff Holding A/S	1,981	60,370
Ringkjoebing Landbobank A/S	2,983	221,623
Rockwool International A/S, Class B	881	205,639
Royal Unibrew A/S	5,281	502,934
Scandinavian Tobacco Group A/S(d)	6,650	87,127
Schouw & Co. A/S	1,358	111,264
SimCorp A/S	4,232	469,745
Spar Nord Bank A/S	8,956	86,726
Sydbank A/S	6,210	135,189
Topdanmark A/S	4,239	200,152
Zealand Pharma A/S(b)	2,701	97,973

		4,552,353

Finland — 2.1%
Adapteo OYJ(b)	4,073	47,395
Aktia Bank OYJ	5,415	57,369
Cargotec OYJ, Class B	4,359	161,537
Caverion OYJ	10,226	83,294
Citycon OYJ	7,741	81,882
Cramo OYJ	3,857	58,601
Finnair OYJ	5,252	30,673
F-Secure OYJ(b)	9,898	36,198
Huhtamaki OYJ	10,224	455,362
Kemira OYJ	10,560	159,623
Kesko OYJ, Class B	6,779	458,562
Konecranes OYJ	6,608	199,918
Metsa Board OYJ	19,434	117,914
Oriola OYJ, Class B	10,735	25,518
Outokumpu OYJ	32,340	111,460
Outotec OYJ(b)	16,271	93,872
Rovio Entertainment OYJ(d)	4,592	23,073
Sanoma OYJ	7,884	94,622
TietoEVRY OYJ	6,027	196,900
TietoEVRY OYJ, New(b)	1,847	59,912
Tokmanni Group Corp.	5,144	74,564
Uponor OYJ	5,711	77,466
Valmet OYJ	14,143	307,039

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
YIT OYJ	16,774	$119,620

		3,132,374

France — 5.6%
ABC arbitrage	3,950	29,066
Air France-KLM(b)	20,257	188,390
Akka Technologies	1,204	83,926
AKWEL	980	20,331
Albioma SA	2,783	92,832
ALD SA(d)(e)	10,640	155,645
Alten SA	3,027	374,365
APERAM SA	5,161	148,419
Aubay	734	24,403
Beneteau SA(e)	3,827	41,117
Boiron SA	487	18,511
Bonduelle SCA	1,496	35,644
Carmila SA	5,037	98,801
Cellectis SA(b)	3,337	51,921
CGG SA(b)	66,652	188,057
Chargeurs SA	1,752	33,084
Cie. des Alpes	994	33,157
Cie. Plastic Omnium SA	6,034	151,792
Coface SA(b)	9,667	119,235
Constellium SE(b)	12,796	145,363
DBV Technologies SA(b)	3,491	67,819
Derichebourg SA	10,463	38,102
Devoteam SA(e)	532	49,818
Elior Group SA(d)	10,118	142,066
Elis SA	18,412	359,318
Eramet	921	38,917
Etablissements Maurel et Prom SA	5,273	14,813
Europcar Mobility Group(d)(e)	11,056	45,088
FFP	525	55,853
FIGEAC-AERO(b)	819	7,361
Fnac Darty SA(b)	1,836	89,647
Gaztransport Et Technigaz SA	2,345	237,784
Genfit(b)(e)	3,728	64,078
GL Events	1,000	23,494
Groupe Crit	292	22,296
Groupe Guillin	760	12,583
Guerbet	595	22,979
ID Logistics Group(b)	274	53,624
Imerys SA	3,351	145,127
Innate Pharma SA(b)(e)	5,457	38,311
Interparfums SA	1,493	59,977
IPSOS	3,972	128,972
Jacquet Metal Service SA	1,411	22,079
Kaufman & Broad SA	1,815	76,956
Korian SA	5,176	236,325
Lagardere SCA	5,518	104,873
Latecoere SACA(b)	7,972	31,230
LISI	1,975	60,080
LNA Sante SA	553	28,098
Maisons du Monde SA(d)	4,797	63,792
Manitou BF SA(e)	1,035	18,971
Mercialys SA	4,797	60,497
Mersen SA	1,665	54,617
Metropole Television SA	2,517	41,896
Nexans SA	2,718	132,622
Nexity SA	4,428	213,950
Oeneo SA	2,545	38,808

Security	Shares	Value

France (continued)
Orpea	4,742	$617,998
Quadient	3,686	88,722
Rexel SA	25,425	304,723
Rubis SCA	9,414	582,661
SMCP SA(b)(d)	2,712	23,533
Societe BIC SA	2,665	180,007
SOITEC(b)	2,222	210,414
Solocal Group(b)(e)	60,537	29,384
Solutions 30 SE(b)(e)	7,303	84,736
Sopra Steria Group	1,721	275,783
SPIE SA	12,339	239,843
Synergie SA(e)	758	24,066
Tarkett SA	3,270	45,261
Technicolor SA, Registered(b)(e)	38,943	26,994
Television Francaise 1	4,590	34,665
Trigano SA	918	87,236
Vallourec SA(b)(e)	34,302	87,051
Vicat SA	2,072	86,452
Vilmorin & Cie SA	771	37,338
Virbac SA(b)	436	106,782

		8,110,529

Germany — 10.4%
Aareal Bank AG	5,842	191,763
ADLER Real Estate AG(b)	4,845	65,182
ADO Properties SA(d)	3,065	94,562
ADVA Optical Networking SE(b)	4,334	35,878
AIXTRON SE(b)	12,031	127,621
alstria office REIT AG	15,893	315,442
Amadeus Fire AG	545	92,407
AURELIUS Equity Opportunities SE & Co. KGaA(e)	2,248	82,260
Aurubis AG	3,544	193,663
Basler AG	387	23,073
BayWa AG(e)	1,445	42,596
Bechtle AG	3,097	448,575
Bertrandt AG	579	33,494
bet-at-home.com AG	325	17,201
Bilfinger SE(e)	2,979	105,510
Borussia Dortmund GmbH & Co. KGaA	6,193	60,532
CANCOM SE	3,240	193,711
CECONOMY AG(b)	19,003	98,662
Cewe Stiftung & Co. KGaA	585	66,775
CompuGroup Medical SE	2,516	165,900
Consus Real Estate AG(b)	4,908	38,128
Corestate Capital Holding SA(e)	1,789	78,411
CropEnergies AG	2,754	30,825
CTS Eventim AG & Co. KGaA	5,973	372,334
Datagroup SE	442	31,594
Dermapharm Holding SE	1,418	59,368
Deutsche Beteiligungs AG	1,310	55,239
Deutsche EuroShop AG	5,197	141,910
Deutsche Pfandbriefbank AG(d)	14,265	230,488
Deutz AG	12,530	65,707
DIC Asset AG	4,473	83,773
Draegerwerk AG & Co. KGaA	324	14,775
Duerr AG	5,455	163,947
Eckert & Ziegler Strahlen- und Medizintechnik AG	407	77,939
Elmos Semiconductor AG	1,049	32,550
ElringKlinger AG(b)	3,224	22,009
Encavis AG(e)	8,757	105,197
Evotec SE(b)(e)	13,449	362,321

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Flatex AG(b)	1,086	$32,856
Freenet AG	13,507	299,968
Gerresheimer AG	3,281	259,793
Grand City Properties SA	12,495	320,142
GRENKE AG(e)	2,933	292,369
Hamborner REIT AG	6,588	73,811
Hamburger Hafen und Logistik AG	2,539	62,690
Heidelberger Druckmaschinen AG(b)	27,877	27,557
HelloFresh SE(b)	14,749	351,414
Hornbach Baumarkt AG	845	18,541
Hornbach Holding AG & Co. KGaA	1,028	64,936
HUGO BOSS AG	6,677	316,697
Hypoport AG(b)	341	120,738
Indus Holding AG	1,920	78,407
Isra Vision AG(e)	1,602	60,255
Jenoptik AG	5,434	150,067
JOST Werke AG(d)	1,569	59,118
K+S AG, Registered(e)	19,850	193,580
Kloeckner & Co. SE	7,675	48,949
Koenig & Bauer AG(e)	1,452	38,619
Krones AG(e)	1,650	125,346
KWS Saat SE & Co. KGaA	1,205	74,381
LEG Immobilien AG	6,604	814,921
Leoni AG(b)(e)	3,242	38,083
MBB SE	255	19,103
MLP SE	5,947	37,038
MorphoSys AG(b)	3,357	421,130
Nemetschek SE	6,102	416,216
New Work SE	297	97,095
Nordex SE(b)(e)	6,764	88,376
Norma Group SE	3,348	122,290
OHB SE	541	24,491
OSRAM Licht AG	10,316	517,307
PATRIZIA AG	4,807	114,853
Pfeiffer Vacuum Technology AG	519	86,331
ProSiebenSat.1 Media SE	24,174	321,074
Rational AG	352	265,064
Rheinmetall AG	4,580	490,908
RHOEN-KLINIKUM AG	1,745	30,554
RIB Software SE(e)	4,361	92,163
Rocket Internet SE(b)(d)	7,256	169,828
SAF-Holland SA	4,661	32,438
Salzgitter AG(e)	4,159	70,057
Scout24 AG(d)	11,310	778,972
SGL Carbon SE(b)(e)	6,400	28,597
Siltronic AG	2,219	240,204
Sirius Real Estate Ltd.	99,824	118,956
Sixt Leasing SE	1,296	19,217
Sixt SE	1,446	146,064
SMA Solar Technology AG(b)	1,120	41,207
Software AG	5,060	169,066
Stabilus SA	2,595	158,398
STRATEC SE	489	34,628
Stroeer SE & Co. KGaA	2,970	236,648
Suedzucker AG	7,646	129,472
TAG Immobilien AG	13,772	363,239
Takkt AG	3,271	42,992
TLG Immobilien AG	8,165	279,145
Varta AG(b)(e)	1,467	125,019
VERBIO Vereinigte BioEnergie AG	2,300	32,625

Security	Shares	Value

Germany (continued)
Vossloh AG	1,076	$47,399
Wacker Chemie AG	1,648	118,930
Wacker Neuson SE	3,003	48,355
Washtec AG	1,172	66,109
Wuestenrot & Wuerttembergische AG	2,484	52,688
zooplus AG(b)(e)	630	56,691

		15,095,497

Hong Kong — 0.0%
China Hongxing Sports Ltd.(a)(b)	198,000	2
Peace Mark Holdings Ltd.(a)(b)	30,000	0	(c)
Real Gold Mining Ltd.(a)(b)	27,000	0	(c)

		2

Ireland — 1.0%
C&C Group PLC	32,591	153,802
Cairn Homes PLC(b)	73,891	100,392
Dalata Hotel Group PLC	18,533	93,757
Glanbia PLC	21,956	256,212
Glenveagh Properties PLC(b)(d)	80,786	78,784
Grafton Group PLC	25,238	306,073
Hibernia REIT PLC	71,611	108,881
Irish Residential Properties REIT PLC	46,536	85,505
Origin Enterprises PLC	13,054	53,960
UDG Healthcare PLC	26,008	257,300

		1,494,666

Italy — 6.0%
A2A SpA	165,256	330,104
ACEA SpA	5,502	128,348
Amplifon SpA	13,011	370,275
Anima Holding SpA(d)	32,185	152,799
Aquafil SpA(e)	1,745	11,719
Arnoldo Mondadori Editore SpA(b)	13,579	27,869
Ascopiave SpA	8,586	42,056
ASTM SpA	6,866	200,418
Autogrill SpA	13,157	127,872
Azimut Holding SpA	11,323	278,443
Banca Farmafactoring SpA(d)	12,263	75,424
Banca Generali SpA	6,197	197,235
Banca IFIS SpA	2,252	35,788
Banca Mediolanum SpA	15,468	139,704
Banca Monte dei Paschi di Siena SpA(b)(e)	29,893	56,151
Banca Popolare di Sondrio SCPA	47,918	103,232
Banco BPM SpA(b)	159,497	326,996
Biesse SpA	1,410	24,860
Bio On SpA(a)(b)(e)	801	888
BPER Banca	42,485	195,390
Brunello Cucinelli SpA	3,611	131,336
Buzzi Unicem SpA	6,925	161,927
Cairo Communication SpA	6,634	17,534
Carel Industries SpA(d)	3,109	40,311
Cerved Group SpA	20,039	196,645
CIR-Compagnie Industriali Riunite SpA	32,549	40,183
Credito Emiliano SpA	8,532	44,959
Credito Valtellinese SpA(b)	659,190	46,168
Danieli & C Officine Meccaniche SpA	1,255	20,584
Datalogic SpA(e)	2,106	36,502
De’ Longhi SpA	7,092	133,766
DeA Capital SpA	9,527	15,077
DiaSorin SpA	2,647	325,608
doValue SpA(d)	4,158	54,373

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
El.En. SpA	1,094	$34,480
Enav SpA(d)	28,329	182,871
ERG SpA	6,294	148,847
Falck Renewables SpA	12,847	83,714
Fila SpA(e)	2,255	32,037
Fincantieri SpA(b)(e)	49,063	44,612
Freni Brembo SpA(e)	15,967	182,609
Gamenet Group SpA(d)	1,747	25,168
Geox SpA	7,956	9,452
Gruppo MutuiOnline SpA	2,718	60,543
Hera SpA	85,872	390,360
Illimity Bank SpA(b)	5,493	56,156
IMA Industria Macchine Automatiche SpA(e)	2,295	149,929
Immobiliare Grande Distribuzione SIIQ SpA	5,725	38,067
Infrastrutture Wireless Italiane SpA(d)	25,010	259,838
Interpump Group SpA	8,055	227,270
Iren SpA	61,097	203,529
Italgas SpA	50,738	337,142
Italmobiliare SpA	1,490	41,446
Juventus Football Club SpA(b)(e)	55,717	70,266
La Doria SpA	1,129	11,085
Maire Tecnimont SpA(e)	15,141	39,096
MARR SpA	3,451	73,811
Mediaset SpA(b)(e)	37,502	99,203
OVS SpA(b)(d)(e)	21,150	40,338
Piaggio & C SpA	16,750	45,775
RAI Way SpA(d)	9,807	63,905
Reply SpA	2,161	169,673
SAES Getters SpA	463	14,828
Saipem SpA(b)	63,835	265,141
Salini Impregilo SpA(b)(e)	24,421	39,594
Salvatore Ferragamo SpA	7,056	130,468
Saras SpA	60,804	81,668
Sesa SpA	829	46,486
Societa Cattolica di Assicurazioni SC	16,416	129,892
Tamburi Investment Partners SpA	11,225	84,589
Technogym SpA(d)	10,498	130,648
Tinexta SpA	1,986	23,770
Tod’s SpA(e)	1,221	49,416
Unione di Banche Italiane SpA	100,909	302,605
Unipol Gruppo SpA	44,985	229,471
Zignago Vetro SpA	2,216	33,153

		8,773,495

Liechtenstein — 0.1%
Liechtensteinische Landesbank AG	1,128	75,672
VP Bank AG, Registered	348	59,536

		135,208

Netherlands — 5.5%
Aalberts NV	10,458	458,019
Accell Group NV	2,081	64,342
AMG Advanced Metallurgical Group NV(e)	3,161	72,162
Arcadis NV	7,504	170,976
Argenx SE(b)	4,419	637,117
ASM International NV	4,596	560,516
ASR Nederland NV	14,928	556,514
Basic-Fit NV(b)(d)	3,732	138,343
BE Semiconductor Industries NV	8,009	340,911
Boskalis Westminster	8,539	200,330
Brunel International NV(e)	2,390	21,957

Security	Shares	Value

Netherlands (continued)
Cementir Holding NV	3,893	$27,611
Corbion NV	6,234	215,822
COSMO Pharmaceuticals NV(b)	788	67,079
Eurocommercial Properties NV	4,407	110,179
Euronext NV(d)	5,852	508,114
Flow Traders(d)	3,681	85,828
ForFarmers NV	3,817	24,957
Fugro NV, CVA(b)(e)	8,838	93,046
IMCD NV	5,557	480,653
Intertrust NV(d)	8,452	150,426
InterXion Holding NV(b)	7,994	695,718
Kendrion NV	1,395	30,610
Koninklijke BAM Groep NV	27,594	76,205
Koninklijke Volkerwessels NV	3,320	80,575
NIBC Holding NV(d)	3,157	28,933
NSI NV	1,978	107,847
OCI NV(b)	8,755	151,356
Pharming Group NV(b)	63,286	92,717
PostNL NV	47,622	88,002
Rhi Magnesita NV	2,354	99,111
SBM Offshore NV	18,326	315,498
Shop Apotheke Europe NV(b)(d)	1,082	54,738
SIF Holding NV(e)	1,262	18,657
Signify NV(d)	13,365	446,110
Takeaway.com NV(b)(d)	3,888	366,669
TKH Group NV	4,307	228,341
TomTom NV	6,895	75,058
Vastned Retail NV	1,191	32,073
Wereldhave NV	3,599	66,208

		8,039,328

Norway — 3.7%
Adevinta ASA(b)	11,880	144,605
Aker ASA, Class A	2,339	129,792
Aker Solutions ASA(b)	15,321	30,940
Atea ASA	8,604	111,636
Austevoll Seafood ASA	9,519	92,992
Axactor SE(b)(e)	10,488	19,684
B2Holding ASA(e)	27,824	23,378
Bakkafrost P/F	5,226	371,917
Borr Drilling Ltd.(b)(e)	8,149	42,629
Borregaard ASA	9,890	94,417
BW LPG Ltd.(d)	8,063	65,254
BW Offshore Ltd.(b)(e)	9,598	52,947
DNO ASA	63,797	63,840
Elkem ASA(d)	28,029	70,606
Entra ASA(d)	17,513	299,426
Europris ASA(d)	17,011	61,823
Fjordkraft Holding ASA(d)	7,708	52,848
Flex LNG Ltd.(e)	3,262	26,647
Frontline Ltd./Bermuda	7,950	72,533
Golden Ocean Group Ltd.(e)	9,181	41,972
Grieg Seafood ASA	5,433	83,342
Hoegh LNG Holdings Ltd.	4,753	14,257
Kongsberg Gruppen ASA	9,398	145,796
Kvaerner ASA	13,427	14,858
Leroy Seafood Group ASA	30,997	201,226
NEL ASA(b)(e)	129,241	128,641
Nordic Semiconductor ASA(b)(e)	13,946	88,810
Northern Drilling Ltd.(b)	7,218	11,667
Norway Royal Salmon ASA	1,373	35,063

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norwegian Air Shuttle ASA(b)	10,481	$40,683
Norwegian Finans Holding ASA(b)	13,674	139,814
Ocean Yield ASA	6,684	33,500
Odfjell Drilling Ltd.(b)(e)	10,222	27,125
PGS ASA(b)	32,590	62,827
Protector Forsikring ASA(b)(e)	7,669	34,427
Salmar ASA	5,941	291,127
Sbanken ASA(d)	8,486	64,535
Scatec Solar ASA(d)	7,107	121,280
Selvaag Bolig ASA	4,347	24,900
SpareBank 1 Nord Norge	10,502	87,955
Sparebank 1 Oestlandet	4,256	45,017
SpareBank 1 SMN	13,807	152,183
SpareBank 1 SR-Bank ASA	18,883	200,757
Stolt-Nielsen Ltd.	1,984	25,613
Storebrand ASA	49,309	379,267
Subsea 7 SA	23,716	255,175
TGS NOPEC Geophysical Co. ASA	11,805	301,087
Tomra Systems ASA	11,602	342,353
Veidekke ASA	11,218	141,171
Wallenius Wilhelmsen ASA	10,809	28,847
XXL ASA(b)(d)(e)	11,334	14,570

		5,407,759

Portugal — 0.6%
Altri SGPS SA	7,526	46,539
Banco Comercial Portugues SA, Class R	863,790	183,505
Corticeira Amorim SGPS SA	4,114	49,330
CTT-Correios de Portugal SA	13,089	42,471
Mota-Engil SGPS SA	8,695	16,275
Navigator Co. SA (The)	23,221	83,377
NOS SGPS SA	27,028	140,237
REN — Redes Energeticas Nacionais SGPS SA	42,060	127,248
Semapa-Sociedade de Investimento e Gestao	2,678	37,334
Sonae SGPS SA	84,477	78,592

		804,908

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(a)(b)	60,000	0	(c)

Spain — 3.7%
Acciona SA	2,325	263,840
Acerinox SA	17,108	166,878
Aedas Homes SAU(b)(d)	2,250	50,991
Almirall SA	6,617	97,895
Applus Services SA	14,113	164,064
Atresmedia Corp. de Medios de Comunicacion SA	9,374	31,767
Befesa SA(d)	2,326	90,090
Bolsas y Mercados Espanoles SHMSF SA	8,001	310,335
Cia. de Distribucion Integral Logista Holdings SA	5,541	124,407
Cie. Automotive SA	7,452	163,597
Construcciones y Auxiliar de Ferrocarriles SA	2,003	88,900
Corp Financiera Alba SA	1,869	94,862
Distribuidora Internacional de Alimentacion SA(b)	321,959	36,429
Ebro Foods SA	7,259	150,189
eDreams ODIGEO SA(b)	6,432	31,506
Ence Energia y Celulosa SA(e)	14,066	56,990
Euskaltel SA(d)	9,464	89,148
Faes Farma SA	30,109	164,165
Fluidra SA(b)	5,124	63,031
Fomento de Construcciones y Contratas SA	8,235	102,394
Gestamp Automocion SA(d)	18,277	74,577

Security	Shares	Value

Spain (continued)
Global Dominion Access SA(b)(d)	10,950	$40,106
Grupo Catalana Occidente SA	4,430	145,562
Grupo Empresarial San Jose SA(b)	2,403	17,176
Indra Sistemas SA(b)	13,863	159,161
Inmobiliaria Colonial Socimi SA	26,398	353,684
Lar Espana Real Estate Socimi SA	8,737	64,678
Liberbank SA	200,452	66,331
Masmovil Ibercom SA(b)	8,118	170,031
Mediaset Espana Comunicacion SA	17,173	94,223
Melia Hotels International SA	12,025	96,614
Merlin Properties Socimi SA	36,822	522,319
Metrovacesa SA(d)	4,650	46,790
Miquel y Costas & Miquel SA	1,902	31,743
Neinor Homes SA(b)(d)	8,396	91,742
Obrascon Huarte Lain SA(b)(e)	17,192	20,176
Pharma Mar SA(b)	18,616	85,368
Promotora de Informaciones SA, Class A(b)	17,862	27,119
Prosegur Cash SA(d)	46,996	80,205
Prosegur Cia. de Seguridad SA	27,564	108,623
Sacyr SA	39,649	113,802
Sacyr SA, New(b)	862	2,474
Solaria Energia y Medio Ambiente SA(b)	6,560	61,430
Talgo SA(b)(d)	9,243	61,151
Tecnicas Reunidas SA(b)	3,618	88,208
Tubacex SA	11,487	32,461
Unicaja Banco SA(d)	83,809	83,729
Viscofan SA	4,165	221,921
Zardoya Otis SA	19,769	149,084

		5,451,966

Sweden — 11.0%
AAK AB	18,642	350,167
AcadeMedia AB(d)	9,073	54,596
AF POYRY AB	10,297	261,948
Alimak Group AB(d)	3,697	50,783
Ambea AB(d)	4,986	40,194
Arjo AB, Class B	22,489	107,701
Atrium Ljungberg AB, Class B	4,767	115,235
Attendo AB(d)	10,781	59,337
Avanza Bank Holding AB	11,852	116,077
Axfood AB	11,173	231,606
Beijer Ref AB	7,431	223,578
Betsson AB	12,606	54,041
Bilia AB, Class A	8,615	94,653
BillerudKorsnas AB	18,562	238,605
BioArctic AB(d)(e)	3,492	32,751
BioGaia AB, Class B	1,718	74,416
Biotage AB	5,842	72,853
Bonava AB, Class B	8,908	79,666
Boozt AB(b)(d)(e)	4,212	20,298
Bravida Holding AB(d)	21,226	193,571
Bufab AB	2,971	40,687
Bure Equity AB	5,068	113,047
Camurus AB(b)	2,368	24,617
Castellum AB	27,443	673,644
Catena AB	2,185	94,530
Cellavision AB	1,740	60,205
Clas Ohlson AB, Class B	4,293	45,519
Climeon AB(b)(e)	2,380	16,593
Cloetta AB, Class B	23,096	81,470
Collector AB(b)	3,161	9,937

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Dios Fastigheter AB	9,735	$89,688
Dometic Group AB(d)	30,918	281,958
Dustin Group AB(d)	6,956	53,765
Elekta AB, Class B	38,522	441,227
Eltel AB(b)(d)	13,751	26,450
Embracer Group AB(b)	16,248	136,037
Evolution Gaming Group AB(d)	11,365	351,374
Fabege AB	27,852	477,798
Fastighets AB Balder, Class B(b)	10,582	502,167
Fingerprint Cards AB, Class B(b)(e)	30,564	54,192
Fortnox AB(b)	4,626	81,110
Getinge AB, Class B	23,781	405,987
Granges AB	7,768	71,808
Hansa Biopharma AB(b)(e)	3,349	24,965
Hexpol AB	26,338	237,594
Hoist Finance AB(b)(d)	7,938	39,646
Holmen AB, Class B	11,081	328,108
Hufvudstaden AB, Class A	11,644	230,497
Humana AB	3,316	21,261
Indutrade AB	9,520	343,321
Intrum AB(e)	7,587	210,246
Investment AB Oresund	2,823	39,129
Inwido AB	5,995	45,155
JM AB	6,194	189,316
John Mattson Fastighetsforetagen AB(b)	1,959	28,657
Kambi Group PLC(b)	2,326	31,420
Karo Pharma AB(b)	8,209	36,826
Kindred Group PLC	24,221	123,208
Klovern AB, Class B	48,242	121,022
Kungsleden AB	19,749	210,221
LeoVegas AB(d)(e)	8,507	26,125
Lifco AB, Class B	4,882	287,947
Lindab International AB	7,406	83,905
Loomis AB, Class B	7,986	289,492
Mekonomen AB(b)(e)	4,352	36,302
Modern Times Group MTG AB, Class B(b)	7,168	71,407
Munters Group AB(b)(d)	13,662	71,154
Mycronic AB(e)	7,152	139,276
NCC AB, Class B	9,540	178,158
NetEnt AB	20,043	51,362
New Wave Group AB, Class B	4,866	29,230
Nibe Industrier AB, Class B	32,719	567,231
Nobia AB	11,512	84,919
Nobina AB(d)	9,153	69,417
Nolato AB, Class B	1,947	112,918
Nordic Entertainment Group AB, Class B	6,994	212,317
Nyfosa AB(b)	17,660	172,777
Oncopeptides AB(b)(d)(e)	3,147	45,253
Pandox AB	9,258	206,509
Paradox Interactive AB(e)	3,328	52,482
Peab AB, Class B	19,310	193,928
PowerCell Sweden AB(b)	3,825	76,908
Ratos AB, Class B	23,819	83,774
RaySearch Laboratories AB(b)	2,612	25,473
Recipharm AB, Class B	4,621	67,886
Resurs Holding AB(d)	11,816	65,402
Saab AB, Class B(e)	9,763	317,241
Sagax AB, Class D	10,977	41,682
Samhallsbyggnadsbolaget i Norden AB	100,648	262,215
SAS AB(b)(e)	19,526	28,037

Security	Shares	Value

Sweden (continued)
Scandi Standard AB	5,402	$41,530
Scandic Hotels Group AB(d)	5,899	62,609
SkiStar AB	3,876	42,626
SSAB AB, Class A	23,846	73,428
SSAB AB, Class B	64,490	185,937
Stillfront Group AB(b)	2,352	113,468
Storytel AB(b)	3,216	57,389
Svenska Cellulosa AB SCA, Class B	63,266	633,536
Sweco AB, Class B	6,968	268,927
Swedish Orphan Biovitrum AB(b)	18,857	336,793
Thule Group AB(d)	10,881	257,162
Tobii AB(b)(e)	8,887	35,848
Trelleborg AB, Class B	25,187	413,658
Troax Group AB	4,314	58,453
Vitrolife AB	6,929	145,357
Wallenstam AB, Class B	17,066	223,270
Wihlborgs Fastigheter AB	14,496	277,628
Xvivo Perfusion AB(b)	2,066	37,382

		16,082,206

Switzerland — 8.7%
Allreal Holding AG, Registered	1,519	314,998
ALSO Holding AG, Registered	673	109,835
APG SGA SA	146	42,235
Arbonia AG, Registered	4,601	55,339
Aryzta AG(b)(e)	103,884	104,697
Ascom Holding AG, Registered	3,375	33,489
Autoneum Holding AG(e)	296	34,190
Bachem Holding AG, Class B, Registered	545	97,647
Banque Cantonale Vaudoise, Registered	318	266,085
Basilea Pharmaceutica AG, Registered(b)(e)	1,162	66,567
Belimo Holding AG	52	364,477
Bell Food Group AG, Registered	232	60,499
BKW AG	2,217	206,195
Bobst Group SA, Registered	851	44,736
Bossard Holding AG, Class A, Registered	629	91,371
Bucher Industries AG, Registered	703	235,585
Burckhardt Compression Holding AG	325	88,963
Burkhalter Holding AG	465	37,077
Cembra Money Bank AG	3,012	352,589
Coltene Holding AG, Registered	513	44,946
Comet Holding AG, Registered	734	93,914
Conzzeta AG, Registered	142	161,369
Daetwyler Holding AG, Bearer	792	142,888
DKSH Holding AG	3,762	194,409
dormakaba Holding AG	326	204,838
EFG International AG	9,098	56,411
Emmi AG, Registered	224	217,160
Feintool International Holding AG, Registered	259	13,830
Flughafen Zurich AG, Registered	2,107	366,368
Forbo Holding AG, Registered	102	175,350
Galenica AG(d)	4,980	339,763
GAM Holding AG(b)	16,462	50,831
Georg Fischer AG, Registered	432	424,856
Gurit Holding AG, Bearer	38	57,525
Helvetia Holding AG, Registered	3,659	526,589
Huber & Suhner AG, Registered	1,598	119,297
Idorsia Ltd.(b)	8,952	287,370
Implenia AG, Registered	1,654	67,501
Inficon Holding AG, Registered	179	137,899
Interroll Holding AG, Registered	69	134,931

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Intershop Holding AG(e)	115	$74,167
Kardex AG, Registered	648	110,592
Komax Holding AG, Registered(e)	381	77,152
Kudelski SA, Bearer(e)	4,218	22,917
Landis+Gyr Group AG	2,324	213,255
LEM Holding SA, Registered	47	71,149
Leonteq AG(b)(e)	1,058	39,492
Logitech International SA, Registered	17,311	778,273
Medacta Group SA(b)(d)	737	60,369
Medartis Holding AG(b)(d)	335	14,901
Meyer Burger Technology AG(b)(e)	61,205	25,867
Mobilezone Holding AG, Registered	4,296	48,820
Mobimo Holding AG, Registered	705	227,337
Molecular Partners AG(b)	1,156	27,208
OC Oerlikon Corp. AG, Registered	21,296	227,213
Orascom Development Holding AG(b)	1,254	18,359
Orior AG	609	55,883
PSP Swiss Property AG, Registered	4,309	651,410
Rieter Holding AG, Registered	319	42,072
Schweiter Technologies AG, Bearer	107	132,467
Sensirion Holding AG(b)(d)	918	37,550
SFS Group AG	1,769	165,170
Siegfried Holding AG, Registered(e)	403	186,572
SIG Combibloc Group AG	16,724	264,269
St. Galler Kantonalbank AG, Class A, Registered	285	135,637
Stadler Rail AG(b)(e)	4,742	226,172
Sulzer AG, Registered	1,934	213,764
Sunrise Communications Group AG(d)	3,565	294,604
Swissquote Group Holding SA, Registered	972	58,756
Tecan Group AG, Registered	1,242	351,307
TX Group AG	293	27,615
u-blox Holding AG(e)	703	63,197
Valiant Holding AG, Registered	1,639	168,582
Valora Holding AG, Registered	359	95,664
VAT Group AG(d)	2,843	430,525
Vetropack Holding AG, Bearer	21	62,927
Vontobel Holding AG, Registered	3,294	229,858
VZ Holding AG	302	106,935
Ypsomed Holding AG, Registered(e)	396	57,566
Zehnder Group AG, Registered	1,013	48,106
Zur Rose Group AG(b)	732	90,471

		12,658,769

United Kingdom — 31.8%
888 Holdings PLC	39,044	69,276
AA PLC	64,008	40,331
AB Dynamics PLC	1,612	46,749
Abcam PLC	20,230	371,741
Advanced Medical Solutions Group PLC	20,497	76,194
AG Barr PLC	10,737	85,629
Aggreko PLC	26,502	269,348
Airtel Africa PLC(d)	79,225	76,237
Alfa Financial Software Holdings PLC(b)(d)	10,495	13,516
Alliance Pharma PLC	43,308	49,610
Amigo Holdings PLC(d)	11,983	9,162
Anglo Pacific Group PLC	18,037	41,252
AO World PLC(b)(e)	23,154	23,502
Arrow Global Group PLC(e)	17,227	60,223
Ascential PLC(d)	41,737	200,925
Ashmore Group PLC	44,168	316,438
ASOS PLC(b)	6,157	249,410

Security	Shares	Value

United Kingdom (continued)
Assura PLC	254,593	$261,100
Aston Martin Lagonda Global Holdings PLC(b)(d)(e)	5,954	39,149
Avast PLC(d)	60,793	340,584
B&M European Value Retail SA	93,789	449,652
Babcock International Group PLC	26,383	204,773
Bakkavor Group PLC(d)	14,123	25,282
Balfour Beatty PLC	73,225	256,564
Bank of Georgia Group PLC	3,980	79,379
Beazley PLC	55,272	394,535
Bellway PLC	12,872	676,169
Biffa PLC(d)	26,111	97,063
Big Yellow Group PLC	16,596	257,928
Blue Prism Group PLC(b)(e)	6,480	148,971
Bodycote PLC	20,125	227,219
boohoo Group PLC(b)	78,455	312,637
Brewin Dolphin Holdings PLC	32,112	152,388
Britvic PLC	27,851	339,781
Burford Capital Ltd.	21,926	182,233
Cairn Energy PLC(b)	62,148	138,860
Capita PLC(b)	173,666	332,974
Capital & Counties Properties PLC	75,954	243,899
Card Factory PLC	33,482	39,104
Centamin PLC	122,352	219,347
Central Asia Metals PLC	17,449	46,578
Cineworld Group PLC	108,641	253,912
Civitas Social Housing PLC	66,050	86,196
Clinigen Healthcare Ltd.(b)	13,169	168,212
Close Brothers Group PLC	15,924	297,233
CMC Markets PLC(d)	11,828	24,448
Coats Group PLC	151,470	151,149
Computacenter PLC	7,902	186,871
ConvaTec Group PLC(d)	156,212	428,311
Countryside Properties PLC(d)	47,367	304,703
Craneware PLC(e)	2,110	52,847
Cranswick PLC	5,460	257,090
Crest Nicholson Holdings PLC	27,209	179,335
Custodian REIT PLC	39,499	59,149
CVS Group PLC	7,200	108,862
Daily Mail & General Trust PLC, Class A, NVS	16,632	178,025
Dart Group PLC	9,373	210,043
De La Rue PLC(e)	10,519	19,413
Dechra Pharmaceuticals PLC	10,728	402,189
Derwent London PLC	11,086	600,618
Dialog Semiconductor PLC(b)	8,046	355,504
Dignity PLC	5,151	38,635
Diploma PLC	11,884	305,164
Diversified Gas & Oil PLC	63,462	75,457
Dixons Carphone PLC	103,442	184,900
Domino’s Pizza Group PLC	49,043	199,699
Drax Group PLC	41,117	147,425
DS Smith PLC	143,385	643,958
Dunelm Group PLC	10,692	163,352
EI Group PLC(b)	46,156	172,915
Electrocomponents PLC	46,964	410,326
Elementis PLC	60,929	102,725
EMIS Group PLC	5,281	80,056
Empiric Student Property PLC	65,209	85,099
EnQuest PLC(b)	150,004	47,259
Equiniti Group PLC(d)	38,734	104,569
Essentra PLC	28,035	154,845

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Euromoney Institutional Investor PLC	11,382	$183,646
Ferrexpo PLC	31,448	57,664
Fevertree Drinks PLC	11,070	200,793
Finablr PLC(b)(d)	22,133	24,099
First Derivatives PLC	1,945	71,020
Firstgroup PLC(b)	128,800	210,193
Forterra PLC(d)	21,589	93,629
Frasers Group PLC(b)	22,618	140,548
Frontier Developments PLC(b)	2,079	38,696
Funding Circle Holdings PLC(b)(d)	18,084	19,190
Future PLC	8,720	147,132
Games Workshop Group PLC	3,264	285,478
Gamesys Group PLC(b)	6,807	66,490
GB Group PLC	19,209	180,035
GCP Student Living PLC	47,761	126,862
Genus PLC	6,828	277,221
Go-Ahead Group PLC (The)	4,587	123,834
GoCo Group PLC	33,343	41,184
Grainger PLC	64,849	253,204
Great Portland Estates PLC	24,897	305,613
Greencore Group PLC	47,097	152,477
Greggs PLC	10,595	314,801
Gulf Keystone Petroleum Ltd.	23,760	58,131
Halfords Group PLC	20,466	44,163
Hammerson PLC	80,663	248,174
Hansteen Holdings PLC	42,516	65,348
Hastings Group Holdings PLC(d)	37,864	89,842
Hays PLC	154,187	315,443
Helical PLC	11,258	71,233
Hikma Pharmaceuticals PLC	15,302	369,535
Hill & Smith Holdings PLC	8,409	157,514
Hiscox Ltd.	30,132	521,524
Hochschild Mining PLC	27,787	61,646
HomeServe PLC	31,472	531,856
Hotel Chocolat Group PLC(e)	4,076	25,038
Howden Joinery Group PLC	63,162	573,163
Hunting PLC	14,680	59,253
Hurricane Energy PLC(b)(e)	163,661	44,744
Hyve Group PLC	79,598	103,142
Ibstock PLC(d)	43,428	166,588
IG Design Group PLC (e)	4,948	52,049
IG Group Holdings PLC	38,705	338,677
IMI PLC	28,655	417,014
Inchcape PLC	42,758	370,309
Indivior PLC(b)	69,896	34,948
IntegraFin Holdings PLC	24,258	158,286
Intermediate Capital Group PLC	30,609	702,876
International Personal Finance PLC	22,768	47,420
Intu Properties PLC(b)(e)	99,061	22,264
Investec PLC	73,326	405,192
iomart Group PLC	7,806	39,153
IQE PLC(b)(e)	83,010	55,751
IWG PLC	70,623	411,109
J D Wetherspoon PLC	7,290	149,046
John Laing Group PLC(d)	51,154	239,381
John Menzies PLC	7,453	42,393
John Wood Group PLC	72,194	358,110
Jupiter Fund Management PLC	48,636	247,216
Just Eat PLC(b)	64,449	731,477
Just Group PLC(b)	109,674	112,766

Security	Shares	Value

United Kingdom (continued)
Kainos Group PLC	7,595	$79,093
KAZ Minerals PLC	26,955	155,560
Keller Group PLC	7,424	81,814
Keywords Studios PLC(e)	5,973	97,003
Lancashire Holdings Ltd.	20,167	198,849
Learning Technologies Group PLC(e)	48,764	100,021
LondonMetric Property PLC	83,618	251,093
Lookers PLC	32,892	23,934
LXI REIT PLC	54,729	98,116
Man Group PLC	159,200	322,971
Marshalls PLC	21,045	219,019
Marston’s PLC	66,715	92,077
McCarthy & Stone PLC(d)	39,294	76,349
Mediclinic International PLC	43,111	209,869
Metro Bank PLC(b)(e)	11,681	35,261
Mitchells & Butlers PLC(b)	20,097	105,968
Mitie Group PLC	39,376	68,982
Moneysupermarket.com Group PLC	56,866	243,997
Morgan Advanced Materials PLC	29,836	122,709
Morgan Sindall Group PLC	3,985	96,235
N Brown Group PLC	15,864	17,137
National Express Group PLC	48,677	286,822
NCC Group PLC	28,604	81,067
Network International Holdings PLC(b)(d)	36,891	295,669
NewRiver REIT PLC	31,062	76,978
Northgate PLC	13,834	48,508
Numis Corp. PLC	6,426	24,184
On the Beach Group PLC(d)	12,331	63,361
OneSavings Bank PLC	46,980	264,189
Oxford Biomedica PLC(b)	5,618	44,804
Pagegroup PLC	34,374	206,894
Paragon Banking Group PLC	27,468	183,938
Patisserie Holdings PLC(a)(b)	7,527	0	(c)
Pennon Group PLC	44,259	646,724
Petrofac Ltd.	27,073	124,621
Pets at Home Group PLC	52,686	195,851
Pharos Energy PLC	28,791	17,268
Phoenix Group Holdings PLC	57,022	569,761
Photo-Me International PLC	27,325	32,310
Picton Property Income Ltd. (The)	56,406	75,842
Playtech PLC	32,844	149,411
Plus500 Ltd.	11,286	132,586
Pollen Street Secured Lending PLC	7,813	85,894
Polypipe Group PLC	21,252	151,978
Premier Foods PLC(b)	68,055	32,475
Premier Oil PLC(b)	87,986	116,389
Primary Health Properties PLC	120,075	249,137
Provident Financial PLC	26,354	161,714
Purplebricks Group PLC(b)	25,676	36,215
PZ Cussons PLC	26,798	67,966
QinetiQ Group PLC	58,652	272,458
Quilter PLC(d)	199,605	447,698
Rathbone Brothers PLC	5,215	135,563
RDI REIT PLC	29,998	52,197
Redde PLC	31,428	40,600
Redrow PLC	24,140	252,980
Regional REIT Ltd.(d)	39,952	61,302
Renewi PLC	85,937	40,328
Renishaw PLC	3,840	201,261
Restaurant Group PLC (The)	52,837	89,918

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Restore PLC	11,990	$79,026
Rightmove PLC	93,295	808,972
Rotork PLC	91,693	367,807
Royal Mail PLC	93,201	243,504
RPS Group PLC	23,023	52,807
RWS Holdings PLC	18,406	139,268
Sabre Insurance Group PLC(d)	24,450	99,430
Safestore Holdings PLC	22,197	235,544
Saga PLC	122,424	67,489
Sanne Group PLC	15,275	121,014
Savills PLC	15,098	247,583
Scapa Group PLC	16,164	53,588
Schroder REIT Ltd.	53,407	37,172
Senior PLC	43,552	95,588
Serco Group PLC(b)	129,655	270,211
Serica Energy PLC(b)	17,996	27,423
Shaftesbury PLC	16,066	190,392
SIG PLC	60,450	73,709
Signature Aviation PLC	86,364	331,517
Sirius Minerals PLC(b)(e)	728,586	52,679
Smart Metering Systems PLC(e)	10,896	73,898
Softcat PLC	12,465	189,782
SolGold PLC(b)(e)	67,263	16,988
Sophos Group PLC(d)	46,407	340,982
Spectris PLC	12,117	422,636
Spire Healthcare Group PLC(d)	31,051	53,620
Spirent Communications PLC	64,480	188,270
SSP Group PLC	46,918	398,297
St. Modwen Properties PLC	20,915	135,921
Stagecoach Group PLC	43,894	78,980
Standard Life Investment Property Income Trust Ltd.	44,519	57,922
Stobart Group Ltd.	35,698	47,998
Superdry PLC	5,509	27,871
Synthomer PLC	35,389	157,583
TalkTalk Telecom Group PLC	72,093	112,614
Tate & Lyle PLC	48,951	511,572
Ted Baker PLC	2,976	8,764
Telecom Plus PLC	6,672	132,981
TI Fluid Systems PLC(d)	24,675	77,088
TORM PLC(b)	3,318	28,834
TP ICAP PLC	59,095	309,181
Trainline PLC(b)(d)	40,531	252,180
Travis Perkins PLC	26,314	538,171
Tritax Big Box REIT PLC	180,409	332,228
Tullow Oil PLC	149,325	100,074
UK Commercial Property REIT Ltd.	81,433	93,068
Ultra Electronics Holdings PLC	7,284	216,808
UNITE Group PLC (The)	30,717	515,048
Urban & Civic PLC	15,174	72,609
Vectura Group PLC	61,550	75,943
Vesuvius PLC	22,868	131,129
Victoria PLC(b)(e)	11,141	64,619
Victrex PLC	9,034	263,895
Virgin Money UK PLC(b)	135,421	293,206
Vistry Group PLC	21,333	388,072
Watkin Jones PLC	15,944	52,018
WH Smith PLC	11,367	358,417
William Hill PLC	90,065	205,273

Security	Shares	Value

United Kingdom (continued)
Workspace Group PLC	14,202	$227,648

		46,321,618

Total Common Stocks — 98.6% (Cost: $156,826,985)		143,735,017

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	789	45,992
Jungheinrich AG, Preference Shares, NVS	5,094	111,887
Sixt SE, Preference Shares, NVS	1,729	120,330
STO SE & Co. KGaA, Preference Shares, NVS	270	31,597

		309,806

Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	4,213	59,201
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	3,989	39,874

		99,075

Total Preferred Stocks — 0.3% (Cost: $598,981)		408,881

Rights

Norway — 0.0%
XXL ASA, (Expires 03/11/20)(b)	1,201	0	(c)

Total Rights — 0.0% (Cost: $0)		0	(c)

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	7,250,595	7,254,946
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	52,000	52,000

		7,306,946

Total Short-Term Investments — 5.0% (Cost: $7,302,741)		7,306,946

Total Investments in Securities — 103.9% (Cost: $164,728,707)		151,450,844

Other Assets, Less Liabilities — (3.9)%		(5,681,194)

Net Assets — 100.0%		$145,769,650

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Rounds to less than $1.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,396,621	(4,146,026)	7,250,595	$7,254,946	$137,615	(b)	$1,599		$(813)
BlackRock Cash Funds: Treasury, SL Agency Shares	55,000	(3,000)	52,000	52,000	833		—		—

				$7,306,946	$138,448		$1,599		$(813)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	17	03/20/20	$685	$(21,848)
FTSE 100 Index	5	03/20/20	476	(20,546)

				$(42,394)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$42,394

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$24,729

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(42,394)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$387,091

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Europe Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$143,000,176	$733,951		$890	$143,735,017
Preferred Stocks	408,881	—		—	408,881
Rights	—	0	(a)	—	0	(a)
Money Market Funds	7,306,946	—		—	7,306,946

	$150,716,003	$733,951		$890	$151,450,844

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(42,394)	$—		$—	$(42,394)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.6%
AGL Energy Ltd.	2,751	$36,741
Alumina Ltd.	11,806	17,230
AMP Ltd.	12,029	14,696
APA Group	5,315	40,314
Aristocrat Leisure Ltd.	2,315	56,102
ASX Ltd.	721	41,351
Aurizon Holdings Ltd.	8,998	32,588
AusNet Services	12,951	15,346
Australia & New Zealand Banking Group Ltd.	11,684	201,413
Bendigo & Adelaide Bank Ltd.	1,810	12,614
BHP Group Ltd.	11,998	316,463
BHP Group PLC	8,663	189,542
BlueScope Steel Ltd.	2,177	20,768
Boral Ltd.	5,566	18,556
Brambles Ltd.	6,532	55,229
Caltex Australia Ltd.	1,123	25,847
Challenger Ltd.	2,070	12,403
CIMIC Group Ltd.	415	8,137
Coca-Cola Amatil Ltd.	2,576	20,660
Cochlear Ltd.	245	39,539
Coles Group Ltd.	4,530	50,190
Commonwealth Bank of Australia	7,263	414,552
Computershare Ltd.	1,978	23,822
Crown Resorts Ltd.	1,656	12,971
CSL Ltd.	1,850	386,468
Dexus	4,324	36,821
Flight Centre Travel Group Ltd.	276	7,263
Fortescue Metals Group Ltd.	6,302	48,053
Goodman Group	6,720	66,986
GPT Group (The)	7,835	31,471
Harvey Norman Holdings Ltd.	3,343	9,467
Incitec Pivot Ltd.	7,421	16,295
Insurance Australia Group Ltd.	8,894	42,155
James Hardie Industries PLC	1,809	38,511
Lendlease Group	2,392	29,016
Macquarie Group Ltd.	1,303	126,282
Magellan Financial Group Ltd.	509	22,922
Medibank Pvt Ltd.	11,346	23,546
Mirvac Group	17,808	40,533
National Australia Bank Ltd.	12,021	208,107
Newcrest Mining Ltd.	3,174	62,746
Oil Search Ltd.	5,478	26,551
Orica Ltd.	1,610	24,606
Origin Energy Ltd.	7,256	39,832
Qantas Airways Ltd.	3,017	12,946
QBE Insurance Group Ltd.	5,489	50,526
Ramsay Health Care Ltd.	736	39,023
REA Group Ltd.	180	13,749
Rio Tinto Ltd.	1,570	103,811
Santos Ltd.	7,006	40,758
Scentre Group	23,662	61,144
Seek Ltd.	1,288	19,564
Sonic Healthcare Ltd.	1,748	37,060
South32 Ltd.	19,934	35,230
Stockland	10,329	34,021
Suncorp Group Ltd.	5,044	43,424
Sydney Airport	4,385	24,629
Tabcorp Holdings Ltd.	7,637	23,978

Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	17,512	$45,018
TPG Telecom Ltd.	1,978	9,905
Transurban Group	10,755	113,039
Treasury Wine Estates Ltd.	2,869	25,026
Vicinity Centres	13,580	23,091
Washington H Soul Pattinson & Co. Ltd.	414	5,973
Wesfarmers Ltd.	4,852	146,850
Westpac Banking Corp.	14,162	238,156
WiseTech Global Ltd.(a)	588	9,853
Woodside Petroleum Ltd.	3,910	90,907
Woolworths Group Ltd.	5,112	143,186
Worley Ltd.	1,196	12,202

		4,367,774

Austria — 0.1%
ANDRITZ AG	324	12,768
Erste Group Bank AG	1,211	44,502
OMV AG	628	31,311
Raiffeisen Bank International AG	552	12,601
Verbund AG	276	14,596
voestalpine AG	490	11,903

		127,681

Belgium — 0.3%
Ageas	782	43,131
Anheuser-Busch InBev SA/NV	3,132	237,478
Colruyt SA	276	13,810
Galapagos NV(a)(b)	176	39,418
Groupe Bruxelles Lambert SA	332	33,378
KBC Group NV	1,027	75,412
Proximus SADP	616	17,558
Solvay SA	325	33,690
Telenet Group Holding NV	245	11,398
UCB SA	521	47,968
Umicore SA(a)	815	37,545

		590,786

Canada — 3.7%
Agnico Eagle Mines Ltd.	950	58,758
Air Canada(b)	538	18,033
Algonquin Power & Utilities Corp.	2,145	32,859
Alimentation Couche-Tard Inc., Class B	3,594	120,194
AltaGas Ltd.	874	14,083
Atco Ltd., Class I, NVS	337	13,153
Aurora Cannabis Inc.(a)(b)	2,714	5,130
Bank of Montreal	2,670	203,760
Bank of Nova Scotia (The)	4,998	273,151
Barrick Gold Corp.	7,340	136,028
Bausch Health Companies Inc.(b)	1,380	37,887
BCE Inc.	598	28,197
BlackBerry Ltd.(b)	1,978	12,055
Bombardier Inc., Class B(b)	8,786	8,171
Brookfield Asset Management Inc., Class A	3,672	224,837
CAE Inc.	1,150	34,129
Cameco Corp.	1,671	13,481
Canadian Apartment Properties REIT	323	13,823
Canadian Imperial Bank of Commerce	1,840	150,144
Canadian National Railway Co.	2,918	272,859
Canadian Natural Resources Ltd.	4,969	139,841
Canadian Pacific Railway Ltd.	584	155,234
Canadian Tire Corp. Ltd., Class A, NVS	265	28,439
Canadian Utilities Ltd., Class A, NVS	552	16,904

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canopy Growth Corp.(a)(b)	829	$18,679
CCL Industries Inc., Class B, NVS	587	24,771
Cenovus Energy Inc.	4,370	38,065
CGI Inc.(b)	1,035	79,299
CI Financial Corp.	1,058	18,551
Constellation Software Inc.	80	84,144
Cronos Group Inc.(a)(b)	736	5,303
Dollarama Inc.	1,229	41,901
Emera Inc.	1,012	45,116
Empire Co. Ltd., Class A, NVS	598	13,881
Enbridge Inc.	8,409	342,133
Fairfax Financial Holdings Ltd.	114	51,043
First Capital Real Estate Investment Trust	398	6,521
First Quantum Minerals Ltd.	2,587	20,265
Fortis Inc.	1,686	73,582
Franco-Nevada Corp.	767	87,240
George Weston Ltd.	325	26,208
Gildan Activewear Inc.	828	22,958
Great-West Lifeco Inc.	1,181	30,620
H&R Real Estate Investment Trust	646	10,448
Husky Energy Inc.	1,380	8,984
Hydro One Ltd.(c)	1,319	26,828
iA Financial Corp. Inc.	475	26,157
IGM Financial Inc.	230	6,655
Imperial Oil Ltd.	1,242	29,469
Intact Financial Corp.	552	59,839
Inter Pipeline Ltd.	1,502	25,042
Keyera Corp.	837	21,853
Kinross Gold Corp.(b)	4,738	24,038
Kirkland Lake Gold Ltd.	828	33,976
Loblaw Companies Ltd.	828	43,349
Lundin Mining Corp.	2,682	14,074
Magna International Inc.	1,164	59,047
Manulife Financial Corp.	8,116	158,202
Methanex Corp.	282	9,149
Metro Inc.	1,077	43,933
National Bank of Canada	1,364	75,731
Nutrien Ltd.	2,327	99,393
Onex Corp.	337	21,633
Open Text Corp.	1,058	47,646
Parkland Fuel Corp.	608	21,170
Pembina Pipeline Corp.	2,070	79,322
Power Corp. of Canada	1,211	30,235
Power Financial Corp.	1,104	28,674
PrairieSky Royalty Ltd.	860	9,435
Quebecor Inc., Class B	552	13,707
Restaurant Brands International Inc.	1,136	69,351
RioCan REIT	598	12,281
Rogers Communications Inc., Class B, NVS	1,502	75,251
Royal Bank of Canada	5,900	466,540
Saputo Inc.	903	27,762
Shaw Communications Inc., Class B, NVS	1,870	36,564
Shopify Inc., Class A(b)	421	196,193
SmartCentres Real Estate Investment Trust	153	3,634
Stars Group Inc. (The)(b)	1,058	25,263
Sun Life Financial Inc.	2,499	117,567
Suncor Energy Inc.	6,364	194,642
TC Energy Corp.	3,772	206,974
Teck Resources Ltd., Class B	2,071	26,777
TELUS Corp.	889	35,659

Security	Shares	Value

Canada (continued)
Thomson Reuters Corp.	950	$76,421
Toronto-Dominion Bank (The)	7,414	410,011
Waste Connections Inc.(a)	1,058	101,896
West Fraser Timber Co. Ltd.	291	11,666
Wheaton Precious Metals Corp.	1,978	58,268
WSP Global Inc.	368	26,169

		6,248,308

Denmark — 0.7%
AP Moller - Maersk A/S, Class A	17	19,160
AP Moller - Maersk A/S, Class B, NVS	23	27,600
Carlsberg A/S, Class B	440	64,362
Chr Hansen Holding A/S	415	30,943
Coloplast A/S, Class B	461	58,177
Danske Bank A/S	2,856	47,816
Demant A/S(b)	476	15,459
DSV Panalpina A/S	874	95,081
Genmab A/S(b)	285	65,826
H Lundbeck A/S	276	11,739
ISS A/S	647	15,706
Novo Nordisk A/S, Class B	7,246	443,248
Novozymes A/S, Class B	782	40,809
Orsted A/S(c)	797	86,988
Pandora A/S	430	22,280
Tryg A/S	521	15,792
Vestas Wind Systems A/S	787	78,521

		1,139,507

Finland — 0.4%
Elisa OYJ	639	38,480
Fortum OYJ	1,886	45,689
Kone OYJ, Class B	1,426	92,068
Metso OYJ	444	15,799
Neste OYJ	1,889	75,111
Nokia OYJ	23,232	90,612
Nokian Renkaat OYJ	460	12,393
Nordea Bank Abp	13,758	108,652
Orion OYJ, Class B	398	18,820
Sampo OYJ, Class A	1,841	83,383
Stora Enso OYJ, Class R	2,177	28,372
UPM-Kymmene OYJ	2,236	70,695
Wartsila OYJ Abp	1,726	21,184

		701,258

France — 4.0%
Accor SA	783	32,132
Aeroports de Paris	122	23,119
Air Liquide SA	1,933	280,086
Airbus SE	2,404	354,966
Alstom SA	690	36,658
Amundi SA(c)	251	20,375
Arkema SA	254	23,369
Atos SE	395	32,892
AXA SA	7,973	212,763
BioMerieux	138	13,680
BNP Paribas SA	4,633	246,677
Bollore SA	3,419	13,921
Bouygues SA	877	34,726
Bureau Veritas SA	1,058	29,206
Capgemini SE	660	82,174
Carrefour SA	2,300	39,010
Casino Guichard Perrachon SA(a)	230	9,344

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Cie. de Saint-Gobain	2,078	$78,838
Cie. Generale des Etablissements Michelin SCA	703	81,802
CNP Assurances	736	13,270
Covivio	224	26,611
Credit Agricole SA	4,659	63,145
Danone SA	2,530	202,991
Dassault Aviation SA	10	12,168
Dassault Systemes SE	543	94,295
Edenred	953	51,528
Eiffage SA	308	35,754
Electricite de France SA	2,444	30,213
Engie SA	7,820	134,845
EssilorLuxottica SA	1,208	179,721
Eurazeo SE	190	13,623
Eurofins Scientific SE(a)	47	25,313
Eutelsat Communications SA	828	12,429
Faurecia SE	316	15,118
Gecina SA	206	38,900
Getlink SE	1,886	33,337
Hermes International	125	93,726
ICADE	153	17,091
Iliad SA(a)	107	14,075
Ingenico Group SA	231	26,931
Ipsen SA	138	10,246
JCDecaux SA	276	7,396
Kering SA	306	188,206
Klepierre SA	858	29,219
Legrand SA	1,122	90,022
L’Oreal SA	1,047	292,276
LVMH Moet Hennessy Louis Vuitton SE	1,150	503,782
Natixis SA	4,203	17,807
Orange SA	8,218	116,618
Pernod Ricard SA	862	149,499
Peugeot SA	2,386	49,208
Publicis Groupe SA	884	39,215
Remy Cointreau SA	92	9,706
Renault SA	782	30,544
Safran SA	1,317	213,014
Sanofi	4,615	444,692
Sartorius Stedim Biotech	92	16,527
Schneider Electric SE	2,260	226,710
SCOR SE	695	29,599
SEB SA	95	12,223
SES SA	1,564	19,247
Societe Generale SA	3,222	104,351
Sodexo SA	383	40,152
STMicroelectronics NV	2,877	80,632
Suez	1,334	21,924
Teleperformance	238	59,819
Thales SA	429	47,171
TOTAL SA	9,766	477,767
Ubisoft Entertainment SA(b)	362	27,536
Unibail-Rodamco-Westfield	417	56,656
Unibail-Rodamco-Westfield, New	142	19,293
Valeo SA	1,012	30,191
Veolia Environnement SA	2,300	68,004
Vinci SA	2,110	234,298
Vivendi SA	3,463	95,021
Wendel SA	138	18,444

Security	Shares	Value

France (continued)
Worldline SA(b)(c)	430	$30,378

		6,688,215

Germany — 2.9%
adidas AG	743	235,326
Allianz SE, Registered	1,713	409,758
Aroundtown SA	4,048	38,292
BASF SE	3,775	255,484
Bayer AG, Registered	3,851	311,754
Bayerische Motoren Werke AG	1,334	95,116
Beiersdorf AG	414	46,981
Brenntag AG	628	32,626
Carl Zeiss Meditec AG, Bearer	138	16,899
Commerzbank AG	4,508	25,978
Continental AG	433	49,396
Covestro AG(c)	716	30,271
Daimler AG, Registered	3,790	175,584
Delivery Hero SE(b)(c)	552	42,588
Deutsche Bank AG, Registered	8,096	74,324
Deutsche Boerse AG	788	128,413
Deutsche Lufthansa AG, Registered	994	15,234
Deutsche Post AG, Registered	4,133	144,620
Deutsche Telekom AG, Registered	13,662	221,138
Deutsche Wohnen SE	1,460	61,807
E.ON SE	9,154	103,879
Evonik Industries AG	920	25,254
Fraport AG Frankfurt Airport Services Worldwide	184	13,731
Fresenius Medical Care AG & Co. KGaA	900	69,517
Fresenius SE & Co. KGaA	1,686	86,181
GEA Group AG	483	14,500
Hannover Rueck SE	260	50,567
HeidelbergCement AG	599	40,678
Henkel AG & Co. KGaA	444	41,085
HOCHTIEF AG	92	10,664
Infineon Technologies AG	5,100	110,640
KION Group AG	292	18,348
Knorr-Bremse AG	222	24,236
LANXESS AG	368	22,153
Merck KGaA	552	70,899
METRO AG	935	13,051
MTU Aero Engines AG	207	62,947
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	589	173,822
Puma SE	368	29,526
QIAGEN NV(b)	932	31,151
RWE AG	2,450	85,091
SAP SE	4,007	523,187
Siemens AG, Registered	3,153	390,088
Siemens Healthineers AG(c)	610	28,717
Symrise AG	506	52,116
Telefonica Deutschland Holding AG	3,250	9,843
thyssenkrupp AG(a)	1,686	20,861
TUI AG	1,626	16,684
Uniper SE	877	28,778
United Internet AG, Registered	506	16,430
Volkswagen AG	139	25,509
Vonovia SE	2,181	124,571
Wirecard AG(a)	506	74,692
Zalando SE(b)(c)	621	29,888

		4,850,873

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 1.2%
AIA Group Ltd.	49,800	$498,648
ASM Pacific Technology Ltd.	1,200	16,397
Bank of East Asia Ltd. (The)(a)	9,280	20,126
BeiGene Ltd., ADR(a)(b)	138	21,026
BOC Hong Kong Holdings Ltd.	14,000	46,787
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	5,400	16,412
CK Asset Holdings Ltd.	10,836	70,055
CK Hutchison Holdings Ltd.	10,336	92,246
CK Infrastructure Holdings Ltd.	2,500	17,547
CLP Holdings Ltd.	7,000	73,156
Dairy Farm International Holdings Ltd.(a)	1,400	7,210
Galaxy Entertainment Group Ltd.	9,000	59,692
Hang Lung Properties Ltd.	8,000	16,855
Hang Seng Bank Ltd.(a)	2,900	59,084
Henderson Land Development Co. Ltd.	5,523	25,037
HK Electric Investments & HK Electric Investments Ltd.	13,000	12,992
HKT Trust & HKT Ltd.	15,740	23,595
Hong Kong & China Gas Co. Ltd.	38,167	73,533
Hong Kong Exchanges & Clearing Ltd.	4,900	163,314
Hongkong Land Holdings Ltd.	4,600	24,518
Jardine Matheson Holdings Ltd.	800	44,728
Jardine Strategic Holdings Ltd.	800	24,664
Kerry Properties Ltd.	2,500	7,035
Link REIT	8,300	84,444
Melco Resorts & Entertainment Ltd., ADR	911	18,375
MTR Corp. Ltd.	6,000	33,922
New World Development Co. Ltd.	23,333	29,478
NWS Holdings Ltd.	7,000	9,069
PCCW Ltd.	22,000	13,005
Power Assets Holdings Ltd.	5,500	39,878
Sands China Ltd.	9,600	46,981
Sino Land Co. Ltd.	14,000	19,220
SJM Holdings Ltd.	8,000	9,036
Sun Hung Kai Properties Ltd.	7,000	98,533
Swire Pacific Ltd., Class A	2,000	17,734
Swire Properties Ltd.	4,400	13,770
Techtronic Industries Co. Ltd.	5,393	43,721
Vitasoy International Holdings Ltd.	2,000	7,276
WH Group Ltd.(c)	33,000	31,704
Wharf Real Estate Investment Co. Ltd.	4,000	20,863
Wheelock & Co. Ltd.	3,000	18,410
Wynn Macau Ltd.	6,000	12,641
Yue Yuen Industrial Holdings Ltd.	3,000	8,365

		1,991,082

Ireland — 0.5%
AIB Group PLC	3,244	9,541
Bank of Ireland Group PLC	3,386	16,563
CRH PLC(b)	3,470	130,438
Flutter Entertainment PLC	335	38,053
Irish Bank Resolution Corp. Ltd.(b)(d)	6,552	0	(e)
Kerry Group PLC, Class A	659	84,204
Kingspan Group PLC	506	31,205
Linde PLC	2,215	449,933
Smurfit Kappa Group PLC	874	30,297
Steris PLC	345	51,988

		842,222

Israel — 0.2%
Azrieli Group Ltd.	184	13,606
Bank Hapoalim BM	4,477	38,623

Security	Shares	Value

Israel (continued)
Bank Leumi Le-Israel BM	5,632	$40,716
Check Point Software Technologies Ltd.(a)(b)	511	58,412
CyberArk Software Ltd.(b)	138	19,076
Elbit Systems Ltd.	143	21,978
Israel Chemicals Ltd.	2,945	12,477
Israel Discount Bank Ltd., Class A	4,968	22,661
Mizrahi Tefahot Bank Ltd.	521	14,249
Nice Ltd.(b)	260	45,087
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	4,416	45,926
Wix.com Ltd.(b)	185	26,398

		359,209

Italy — 0.8%
Assicurazioni Generali SpA	4,327	84,371
Atlantia SpA	2,024	49,727
CNH Industrial NV	4,002	38,248
Davide Campari-Milano SpA	2,422	23,432
Enel SpA	33,258	289,508
Eni SpA	10,626	149,057
Ferrari NV	529	89,401
FinecoBank Banca Fineco SpA	1,921	22,513
Intesa Sanpaolo SpA	60,546	150,666
Leonardo SpA	1,485	18,399
Mediobanca Banca di Credito Finanziario SpA	2,624	26,206
Moncler SpA	736	31,810
Pirelli & C SpA(c)	1,748	8,469
Poste Italiane SpA(c)	2,162	24,798
Prysmian SpA	851	18,937
Recordati SpA	444	19,007
Snam SpA	9,339	50,060
Telecom Italia SpA/Milano(b)	35,952	19,395
Tenaris SA	1,932	19,972
Terna Rete Elettrica Nazionale SpA	6,686	46,650
UniCredit SpA	8,109	108,574

		1,289,200

Malta — 0.0%
BGP Holdings PLC(b)(d)	38,252	1

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	1,865	32,490
Adyen NV(b)(c)	46	42,362
Aegon NV	7,736	31,455
AerCap Holdings NV(a)(b)	465	26,324
Akzo Nobel NV	922	87,156
Altice Europe NV(b)	2,786	17,957
ArcelorMittal SA	2,733	40,452
ASML Holding NV	1,729	487,163
EXOR NV	429	31,682
Heineken Holding NV	471	46,402
Heineken NV	1,025	111,682
ING Groep NV	16,054	174,797
Koninklijke Ahold Delhaize NV	4,992	122,813
Koninklijke DSM NV	753	92,043
Koninklijke KPN NV	13,802	38,743
Koninklijke Philips NV	3,708	170,121
Koninklijke Vopak NV	306	16,406
NN Group NV	1,257	43,740
NXP Semiconductors NV	1,140	144,620
Prosus NV(b)	2,003	144,793
Randstad NV	490	28,215
Unilever NV	6,072	354,618

76	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	1,217	$91,602

		2,377,636

New Zealand — 0.1%
a2 Milk Co. Ltd.(b)	2,990	29,025
Auckland International Airport Ltd.	4,063	22,744
Fisher & Paykel Healthcare Corp. Ltd.	2,346	35,374
Fletcher Building Ltd.	3,003	10,786
Mercury NZ Ltd.	2,814	9,542
Meridian Energy Ltd.	5,481	18,959
Ryman Healthcare Ltd.	1,502	16,029
Spark New Zealand Ltd.	7,222	21,779

		164,238

Norway — 0.2%
Aker BP ASA	460	13,035
DNB ASA	4,032	70,796
Equinor ASA	4,067	73,748
Gjensidige Forsikring ASA	843	18,382
Mowi ASA	1,658	39,607
Norsk Hydro ASA	5,494	17,291
Orkla ASA	3,067	29,613
Schibsted ASA, Class B	460	13,075
Telenor ASA	3,036	54,987
Yara International ASA	705	25,652

		356,186

Portugal — 0.1%
EDP — Energias de Portugal SA	11,392	57,114
Galp Energia SGPS SA	2,118	32,015
Jeronimo Martins SGPS SA	1,150	19,811

		108,940

Singapore — 0.5%
Ascendas REIT	15,186	35,047
CapitaLand Commercial Trust	11,358	17,142
CapitaLand Ltd.	9,200	24,400
CapitaLand Mall Trust	13,800	25,479
City Developments Ltd.	1,800	13,979
ComfortDelGro Corp. Ltd.	9,200	14,627
DBS Group Holdings Ltd.	7,200	133,830
Genting Singapore Ltd.	23,800	14,996
Jardine Cycle & Carriage Ltd.	310	6,637
Keppel Corp. Ltd.	5,500	26,918
Mapletree Commercial Trust	17,200	29,614
Oversea-Chinese Banking Corp. Ltd.(a)	12,625	100,175
SATS Ltd.	2,200	7,350
Sembcorp Industries Ltd.(a)	4,600	7,145
Singapore Airlines Ltd.	2,000	12,528
Singapore Exchange Ltd.	3,400	21,672
Singapore Press Holdings Ltd.(a)	4,500	6,660
Singapore Technologies Engineering Ltd.	6,200	18,669
Singapore Telecommunications Ltd.	33,000	79,786
Suntec REIT	10,700	14,424
United Overseas Bank Ltd.	5,100	95,880
UOL Group Ltd.	2,100	12,278
Venture Corp. Ltd.	1,100	13,161
Wilmar International Ltd.	9,200	26,355
Yangzijiang Shipbuilding Holdings Ltd.	9,200	6,403

		765,155

Spain — 1.0%
ACS Actividades de Construccion y Servicios SA	1,043	34,710
Aena SME SA(c)	278	51,495

Security	Shares	Value

Spain (continued)
Amadeus IT Group SA	1,794	$140,798
Banco Bilbao Vizcaya Argentaria SA	27,201	140,728
Banco de Sabadell SA	22,466	20,266
Banco Santander SA	69,354	273,154
Bankia SA	5,170	9,405
Bankinter SA	2,340	15,180
CaixaBank SA	14,491	42,396
Cellnex Telecom SA(c)	990	49,282
Enagas SA	959	25,846
Endesa SA	1,257	34,505
Ferrovial SA	2,274	72,225
Grifols SA	1,258	42,242
Iberdrola SA	24,594	269,008
Iberdrola SA, New(b)	425	4,652
Industria de Diseno Textil SA	4,451	149,803
Mapfre SA	4,523	11,589
Naturgy Energy Group SA	1,242	32,758
Red Electrica Corp. SA	1,551	30,999
Repsol SA	6,078	83,960
Siemens Gamesa Renewable Energy SA	981	15,660
Telefonica SA	19,044	128,928

		1,679,589

Sweden — 0.9%
Alfa Laval AB	1,107	27,679
Assa Abloy AB, Class B	4,170	99,203
Atlas Copco AB, Class A	2,775	98,463
Atlas Copco AB, Class B	1,610	50,111
Boliden AB	1,058	25,169
Electrolux AB, Series B	1,027	24,368
Epiroc AB, Class A	2,775	32,159
Epiroc AB, Class B	1,610	18,224
Essity AB, Class B	2,432	77,209
Hennes & Mauritz AB, Class B	3,312	72,726
Hexagon AB, Class B	1,091	59,447
Husqvarna AB, Class B	2,116	15,964
ICA Gruppen AB	322	14,158
Industrivarden AB, Class C	599	14,126
Investor AB, Class B	1,995	109,326
Kinnevik AB, Class B	1,012	24,443
L E Lundbergforetagen AB, Class B	337	14,636
Lundin Petroleum AB	904	27,536
Millicom International Cellular SA, SDR	414	19,560
Sandvik AB	4,462	81,545
Securitas AB, Class B	1,356	21,349
Skandinaviska Enskilda Banken AB, Class A	6,394	63,179
Skanska AB, Class B	1,518	35,120
SKF AB, Class B	1,641	30,084
Svenska Handelsbanken AB, Class A	6,486	63,712
Swedbank AB, Class A	3,710	57,063
Swedish Match AB	810	45,834
Tele2 AB, Class B	1,795	27,078
Telefonaktiebolaget LM Ericsson, Class B	13,002	102,196
Telia Co. AB	10,702	45,801
Volvo AB, Class B	5,888	100,977

		1,498,445

Switzerland — 3.4%
ABB Ltd., Registered	7,594	177,242
Adecco Group AG, Registered	676	39,742
Alcon Inc.(b)	1,782	105,207

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Baloise Holding AG, Registered	198	$35,783
Barry Callebaut AG, Registered	9	19,933
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5	41,915
Cie. Financiere Richemont SA, Registered	2,131	156,083
Clariant AG, Registered	726	16,357
Coca-Cola HBC AG	783	28,756
Credit Suisse Group AG, Registered	10,396	131,668
Dufry AG, Registered	138	11,982
EMS-Chemie Holding AG, Registered	30	19,659
Geberit AG, Registered	146	77,083
Givaudan SA, Registered	35	115,403
Julius Baer Group Ltd.	920	46,074
Kuehne + Nagel International AG, Registered	210	33,968
LafargeHolcim Ltd., Registered	1,978	100,700
Lonza Group AG, Registered	322	132,279
Nestle SA, Registered	12,298	1,356,484
Novartis AG, Registered	8,803	832,153
Pargesa Holding SA, Bearer	154	12,351
Partners Group Holding AG	75	68,806
Roche Holding AG, NVS	2,869	964,712
Schindler Holding AG, Participation Certificates, NVS	166	42,926
Schindler Holding AG, Registered	94	23,392
SGS SA, Registered	21	60,771
Sika AG, Registered	552	99,302
Sonova Holding AG, Registered	246	61,675
Straumann Holding AG, Registered	46	43,880
Swatch Group AG (The), Bearer	138	34,727
Swatch Group AG (The), Registered	186	9,068
Swiss Life Holding AG, Registered	138	69,454
Swiss Prime Site AG, Registered	332	40,551
Swiss Re AG	1,180	133,361
Swisscom AG, Registered	106	58,207
Temenos AG, Registered	276	44,614
UBS Group AG, Registered	15,814	196,763
Vifor Pharma AG	199	36,728
Zurich Insurance Group AG	612	254,268

		5,734,027

United Kingdom — 5.8%
3i Group PLC	4,052	58,995
Admiral Group PLC	844	25,133
Amcor PLC(b)	6,164	65,277
Anglo American PLC	4,233	110,795
Antofagasta PLC	1,441	15,618
Aptiv PLC	1,090	92,421
Ashtead Group PLC	2,070	66,989
Associated British Foods PLC	1,464	50,678
AstraZeneca PLC	5,383	526,798
Auto Trader Group PLC(c)	4,308	31,915
AVEVA Group PLC	264	17,115
Aviva PLC	16,286	85,529
BAE Systems PLC	13,432	111,796
Barclays PLC	73,296	162,320
Barratt Developments PLC	3,971	42,023
Berkeley Group Holdings PLC	553	38,198
BP PLC	83,958	505,446
British American Tobacco PLC	9,478	419,483
British Land Co. PLC (The)	3,971	29,031
BT Group PLC	33,488	71,036
Bunzl PLC	1,426	36,937

Security	Shares	Value

United Kingdom (continued)
Burberry Group PLC	1,686	$43,405
Capri Holdings Ltd.(b)	613	18,366
Carnival PLC	788	32,388
Centrica PLC	22,741	25,433
Coca-Cola European Partners PLC	966	50,821
Compass Group PLC	6,506	160,976
Croda International PLC	580	38,106
DCC PLC	415	33,545
Diageo PLC	9,692	384,558
Direct Line Insurance Group PLC	5,537	24,656
easyJet PLC	736	13,515
Evraz PLC	1,656	7,697
Experian PLC	3,597	125,035
Ferguson PLC	975	87,422
Fiat Chrysler Automobiles NV	4,483	58,285
G4S PLC	5,734	14,769
GlaxoSmithKline PLC	20,387	479,435
Glencore PLC	45,291	132,838
GVC Holdings PLC	2,211	25,566
Halma PLC	1,569	43,578
Hargreaves Lansdown PLC	1,267	28,810
HSBC Holdings PLC	82,575	600,637
Imperial Brands PLC	3,910	100,547
Informa PLC	5,130	52,395
InterContinental Hotels Group PLC	705	43,544
Intertek Group PLC	690	52,391
ITV PLC	15,164	27,065
J Sainsbury PLC	6,424	17,140
JD Sports Fashion PLC	1,396	15,123
Johnson Matthey PLC	815	27,986
Kingfisher PLC	8,833	23,753
Land Securities Group PLC	3,130	38,702
Legal & General Group PLC	23,552	94,846
Lloyds Banking Group PLC	291,650	218,331
London Stock Exchange Group PLC	1,288	133,043
M&G PLC(b)	10,911	34,548
Marks & Spencer Group PLC	8,388	19,460
Meggitt PLC	3,281	29,220
Melrose Industries PLC	19,642	60,380
Micro Focus International PLC	1,474	19,920
Mondi PLC	2,004	40,840
National Grid PLC	14,170	187,872
Next PLC	521	47,333
NMC Health PLC(a)	414	7,051
Ocado Group PLC(b)	1,840	29,676
Pearson PLC	2,944	22,058
Persimmon PLC	1,257	50,588
Prudential PLC	10,453	186,294
Reckitt Benckiser Group PLC	2,867	237,377
RELX PLC	8,146	216,157
Rentokil Initial PLC	6,394	39,361
Rio Tinto PLC	4,629	249,204
Rolls-Royce Holdings PLC	6,919	61,108
Royal Bank of Scotland Group PLC	20,134	57,938
Royal Dutch Shell PLC, Class A	17,681	464,837
Royal Dutch Shell PLC, Class B	15,210	400,997
RSA Insurance Group PLC	4,049	29,377
Sage Group PLC (The)	4,418	43,003
Schroders PLC	490	20,753
Segro PLC	4,002	48,038

78	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Sensata Technologies Holding PLC(b)	690	$32,616
Severn Trent PLC	950	32,297
Smith & Nephew PLC	3,588	86,388
Smiths Group PLC	1,625	36,190
Spirax-Sarco Engineering PLC	230	27,044
SSE PLC	4,018	79,898
St. James’s Place PLC	2,143	32,317
Standard Chartered PLC	11,456	95,289
Standard Life Aberdeen PLC	10,840	43,082
Taylor Wimpey PLC	12,481	35,389
Tesco PLC	39,238	127,705
Unilever PLC	4,546	271,672
United Utilities Group PLC	2,717	36,299
Vodafone Group PLC	108,527	213,589
Weir Group PLC (The)	894	15,886
Whitbread PLC	552	32,526
Wm Morrison Supermarkets PLC	9,169	21,992
WPP PLC	5,152	64,178

		9,725,987

United States — 68.7%
3M Co.	2,434	386,178
Abbott Laboratories	7,233	630,284
AbbVie Inc.	6,065	491,386
ABIOMED Inc.(b)	184	34,277
Accenture PLC, Class A	2,632	540,113
Activision Blizzard Inc.	3,123	182,633
Acuity Brands Inc.	184	21,688
Adobe Inc.(b)	1,989	698,417
Advance Auto Parts Inc.	306	40,316
Advanced Micro Devices Inc.(b)	4,235	199,045
AES Corp./VA	2,944	58,468
Aflac Inc.	3,066	158,114
Agilent Technologies Inc.	1,247	102,952
AGNC Investment Corp.	2,025	37,645
Air Products & Chemicals Inc.	890	212,452
Akamai Technologies Inc.(b)	705	65,812
Albemarle Corp.	433	34,761
Alexandria Real Estate Equities Inc.	460	75,072
Alexion Pharmaceuticals Inc.(b)	920	91,439
Align Technology Inc.(b)	322	82,786
Alleghany Corp.(b)	52	41,478
Allegion PLC	414	53,538
Allergan PLC	1,359	253,644
Alliance Data Systems Corp.	194	19,941
Alliant Energy Corp.	904	53,661
Allstate Corp. (The)	1,380	163,585
Ally Financial Inc.	1,525	48,846
Alnylam Pharmaceuticals Inc.(b)	443	50,852
Alphabet Inc., Class A(b)	1,226	1,756,588
Alphabet Inc., Class C, NVS(b)	1,279	1,834,380
Altice USA Inc., Class A(b)	669	18,304
Altria Group Inc.	7,642	363,224
Amazon.com Inc.(b)	1,722	3,459,016
AMERCO	46	17,078
Ameren Corp.	1,012	83,035
American Airlines Group Inc.	511	13,715
American Electric Power Co. Inc.	2,024	210,941
American Express Co.	2,888	375,065
American Financial Group Inc./OH	334	36,336
American International Group Inc.	3,588	180,333

Security	Shares	Value

United States (continued)
American Tower Corp.	1,819	$421,535
American Water Works Co. Inc.	766	104,329
Ameriprise Financial Inc.	539	89,156
AmerisourceBergen Corp.	674	57,667
AMETEK Inc.	971	94,333
Amgen Inc.	2,457	530,835
Amphenol Corp., Class A	1,215	120,856
Analog Devices Inc.	1,518	166,600
Annaly Capital Management Inc.	6,003	58,589
ANSYS Inc.(b)	350	96,016
Anthem Inc.	1,063	281,993
AO Smith Corp.	598	25,529
Aon PLC	973	214,303
Apache Corp.	1,548	42,477
Apple Inc.	18,565	5,746,053
Applied Materials Inc.	3,781	219,260
Aramark	1,014	44,758
Arch Capital Group Ltd.(b)	1,656	73,129
Archer-Daniels-Midland Co.	2,302	103,038
Arconic Inc.	1,774	53,131
Arista Networks Inc.(b)	230	51,368
Arrow Electronics Inc.(b)	383	29,085
Arthur J Gallagher & Co.	791	81,133
Assurant Inc.	239	31,204
AT&T Inc.	30,000	1,128,600
Athene Holding Ltd., Class A(b)	598	26,049
Atmos Energy Corp.	460	53,834
Autodesk Inc.(b)	889	175,000
Autoliv Inc.	344	26,361
Automatic Data Processing Inc.	1,780	305,074
AutoZone Inc.(b)	102	107,912
AvalonBay Communities Inc.	559	121,130
Avery Dennison Corp.	368	48,296
Axalta Coating Systems Ltd.(b)	946	27,254
Baker Hughes Co.	2,600	56,316
Ball Corp.	1,289	93,040
Bank of America Corp.	36,239	1,189,726
Bank of New York Mellon Corp. (The)	3,542	158,611
Baxter International Inc.	1,995	177,994
Becton Dickinson and Co.	1,114	306,551
Berkshire Hathaway Inc., Class B(b)	5,397	1,211,249
Best Buy Co. Inc.	983	83,250
Biogen Inc.(b)	760	204,326
BioMarin Pharmaceutical Inc.(b)	720	60,120
Bio-Rad Laboratories Inc., Class A(b)	92	33,205
Black Knight Inc.(b)	616	41,223
BlackRock Inc.(f)	473	249,437
Blackstone Group Inc. (The), Class A	2,732	166,843
Boeing Co. (The)	2,189	696,693
Booking Holdings Inc.(b)	171	313,024
Booz Allen Hamilton Holding Corp.	577	45,029
BorgWarner Inc.	843	28,906
Boston Properties Inc.	637	91,314
Boston Scientific Corp.(b)	5,644	236,314
Bristol-Myers Squibb Co.	9,662	608,223
Broadcom Inc.	1,633	498,326
Broadridge Financial Solutions Inc.	475	56,596
Brown & Brown Inc.	859	38,569
Brown-Forman Corp., Class B, NVS	1,168	79,004
Bunge Ltd.	582	30,514

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Burlington Stores Inc.(b)	276	$60,022
Cabot Oil & Gas Corp.	1,702	23,981
Cadence Design Systems Inc.(b)	1,165	84,008
Camden Property Trust	368	41,374
Campbell Soup Co.	751	36,341
Capital One Financial Corp.	1,932	192,814
Cardinal Health Inc.	1,196	61,247
CarMax Inc.(b)	652	63,270
Carnival Corp.	1,740	75,742
Caterpillar Inc.	2,292	301,054
Cboe Global Markets Inc.	482	59,392
CBRE Group Inc., Class A(b)	1,328	81,074
CDK Global Inc.	518	27,806
CDW Corp./DE	581	75,791
Celanese Corp.	512	52,992
Centene Corp.(b)	2,395	150,430
CenterPoint Energy Inc.	2,039	53,993
CenturyLink Inc.	4,130	56,416
Cerner Corp.	1,242	89,213
CF Industries Holdings Inc.	950	38,266
CH Robinson Worldwide Inc.	547	39,504
Charles Schwab Corp. (The)	4,792	218,276
Charter Communications Inc., Class A(b)	633	327,552
Cheniere Energy Inc.(b)	874	51,776
Chevron Corp.	7,780	833,549
Chipotle Mexican Grill Inc.(b)	100	86,676
Chubb Ltd.	1,889	287,109
Church & Dwight Co. Inc.	1,016	75,408
Cigna Corp.(b)	1,551	298,381
Cincinnati Financial Corp.	644	67,588
Cintas Corp.	370	103,219
Cisco Systems Inc.	17,625	810,221
Citigroup Inc.	9,227	686,581
Citizens Financial Group Inc.	1,847	68,856
Citrix Systems Inc.	560	67,883
Clorox Co. (The)	495	77,868
CME Group Inc.	1,482	321,757
CMS Energy Corp.	1,165	79,814
Coca-Cola Co. (The)	16,698	975,163
Cognex Corp.	710	36,189
Cognizant Technology Solutions Corp., Class A	2,258	138,596
Colgate-Palmolive Co.	3,377	249,155
Comcast Corp., Class A	18,513	799,576
Comerica Inc.	659	40,304
Conagra Brands Inc.	1,962	64,589
Concho Resources Inc.	853	64,640
ConocoPhillips	4,489	266,781
Consolidated Edison Inc.	1,364	128,216
Constellation Brands Inc., Class A	690	129,927
Continental Resources Inc./OK	398	10,834
Cooper Companies Inc. (The)	199	69,031
Copart Inc.(b)	874	88,676
Corning Inc.	3,274	87,383
Corteva Inc.(b)	3,095	89,507
CoStar Group Inc.(b)	141	92,072
Costco Wholesale Corp.	1,790	546,881
Coty Inc., Class A	1,266	12,989
Crown Castle International Corp.	1,702	255,028
Crown Holdings Inc.(b)	575	42,567
CSX Corp.	3,148	240,318

Security	Shares	Value

United States (continued)
Cummins Inc.	623	$99,661
CVS Health Corp.	5,291	358,836
Danaher Corp.	2,560	411,827
Darden Restaurants Inc.	521	60,660
DaVita Inc.(b)	421	33,625
Deere & Co.	1,242	196,956
Dell Technologies Inc., Class C(b)	634	30,920
Delta Air Lines Inc.	603	33,611
Dentsply Sirona Inc.	967	54,152
Devon Energy Corp.	1,531	33,253
DexCom Inc.(b)	368	88,596
Diamondback Energy Inc.	659	49,030
Digital Realty Trust Inc.	841	103,435
Discover Financial Services	1,300	97,669
Discovery Inc., Class A(a)(b)	598	17,497
Discovery Inc., Class C, NVS(b)	1,458	40,489
DISH Network Corp., Class A(b)	969	35,620
DocuSign Inc.(b)	414	32,503
Dollar General Corp.	1,085	166,450
Dollar Tree Inc.(b)	1,012	88,115
Dominion Energy Inc.	3,333	285,805
Domino’s Pizza Inc.	161	45,362
Dover Corp.	567	64,553
Dow Inc.(b)	2,990	137,749
DR Horton Inc.	1,476	87,379
Dropbox Inc., Class A(b)	1,196	20,356
DTE Energy Co.	737	97,734
Duke Energy Corp.	3,024	295,233
Duke Realty Corp.	1,349	48,982
DuPont de Nemours Inc.	3,095	158,402
DXC Technology Co.	1,150	36,662
E*TRADE Financial Corp.	1,045	44,538
East West Bancorp. Inc.	601	27,550
Eastman Chemical Co.	553	39,412
Eaton Corp. PLC	1,679	158,615
Eaton Vance Corp., NVS	444	20,313
eBay Inc.	3,266	109,607
Ecolab Inc.	1,062	208,269
Edison International	1,452	111,151
Edwards Lifesciences Corp.(b)	837	184,023
Elanco Animal Health Inc.(b)	1,380	42,642
Electronic Arts Inc.(b)	1,257	135,655
Eli Lilly & Co.	3,591	501,447
Emerson Electric Co.	2,530	181,224
Entergy Corp.	843	110,871
EOG Resources Inc.	2,392	174,401
EPAM Systems Inc.(b)	230	52,472
Equifax Inc.	490	73,451
Equinix Inc.	345	203,457
Equitable Holdings Inc.	1,735	41,675
Equity LifeStyle Properties Inc.	644	46,851
Equity Residential	1,484	123,291
Erie Indemnity Co., Class A, NVS	92	15,318
Essential Utilities Inc.	890	46,227
Essex Property Trust Inc.	277	85,804
Estee Lauder Companies Inc. (The), Class A	922	179,938
Everest Re Group Ltd.	158	43,698
Evergy Inc.	962	69,418
Eversource Energy	1,309	121,004
Exact Sciences Corp.(a)(b)	644	60,072

80	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Exelon Corp.	3,980	$189,408
Expedia Group Inc.(a)	574	62,250
Expeditors International of Washington Inc.	705	51,493
Extra Space Storage Inc.	536	59,324
Exxon Mobil Corp.	17,299	1,074,614
F5 Networks Inc.(b)	242	29,553
Facebook Inc., Class A(b)	9,855	1,989,823
FactSet Research Systems Inc.	138	39,483
Fastenal Co.	2,392	83,433
Federal Realty Investment Trust	291	36,381
FedEx Corp.	1,028	148,690
Fidelity National Financial Inc.	1,059	51,626
Fidelity National Information Services Inc.	2,486	357,139
Fifth Third Bancorp.	2,976	84,667
First Republic Bank/CA	690	76,507
FirstEnergy Corp.	2,100	106,659
Fiserv Inc.(b)	2,359	279,801
FleetCor Technologies Inc.(b)	375	118,211
Flex Ltd.(a)(b)	2,178	28,641
FLIR Systems Inc.	598	30,821
Flowserve Corp.	567	26,468
FMC Corp.	556	53,148
Ford Motor Co.	15,747	138,889
Fortinet Inc.(b)	603	69,562
Fortive Corp.	1,255	94,037
Fortune Brands Home & Security Inc.	519	35,660
Fox Corp., Class A, NVS	1,536	56,955
Fox Corp., Class B(b)	684	24,850
Franklin Resources Inc.	1,272	32,182
Freeport-McMoRan Inc.	5,674	62,981
Gap Inc. (The)	966	16,818
Garmin Ltd.	559	54,195
Gartner Inc.(b)	376	60,453
General Dynamics Corp.	980	171,931
General Electric Co.	35,746	445,038
General Mills Inc.	2,486	129,819
General Motors Co.	5,201	173,661
Genuine Parts Co.	599	56,048
Gilead Sciences Inc.	5,198	328,514
Global Payments Inc.	1,235	241,381
Globe Life Inc.	382	39,827
GoDaddy Inc., Class A(b)	736	49,467
Goldman Sachs Group Inc. (The)	1,325	315,019
Grubhub Inc.(b)	368	19,927
Guidewire Software Inc.(b)	338	38,025
Halliburton Co.	3,588	78,254
Hanesbrands Inc.	1,429	19,663
Harley-Davidson Inc.	722	24,115
Hartford Financial Services Group Inc. (The)	1,472	87,260
Hasbro Inc.	567	57,760
HCA Healthcare Inc.	1,096	152,125
HD Supply Holdings Inc.(b)	644	26,237
Healthpeak Properties Inc.	2,024	72,844
HEICO Corp.	138	16,895
HEICO Corp., Class A	368	35,383
Henry Schein Inc.(a)(b)	613	42,260
Hershey Co. (The)	674	104,585
Hess Corp.	1,150	65,056
Hewlett Packard Enterprise Co.	5,651	78,718
Hilton Worldwide Holdings Inc.	1,163	125,371

Security	Shares	Value

United States (continued)
HollyFrontier Corp.	705	$31,669
Hologic Inc.(b)	1,159	62,030
Home Depot Inc. (The)	4,487	1,023,485
Honeywell International Inc.	2,948	510,653
Hormel Foods Corp.	1,208	57,090
Host Hotels & Resorts Inc.	3,020	49,347
HP Inc.	6,014	128,218
Humana Inc.	565	189,976
Huntington Bancshares Inc./OH	4,538	61,581
Huntington Ingalls Industries Inc.	184	48,024
IAC/InterActiveCorp.(b)	306	74,539
IDEX Corp.	333	54,562
IDEXX Laboratories Inc.(b)	368	99,732
IHS Markit Ltd.(b)	1,564	123,337
Illinois Tool Works Inc.	1,348	235,873
Illumina Inc.(b)	598	173,462
Incyte Corp.(b)	747	54,583
Ingersoll-Rand PLC	1,013	134,962
Ingredion Inc.	276	24,288
Insulet Corp.(b)	247	47,928
Intel Corp.	18,154	1,160,585
Intercontinental Exchange Inc.	2,347	234,090
International Business Machines Corp.	3,634	522,315
International Flavors & Fragrances Inc.	406	53,231
International Paper Co.	1,610	65,559
Interpublic Group of Companies Inc. (The)	1,533	34,799
Intuit Inc.	1,058	296,642
Intuitive Surgical Inc.(b)	467	261,417
Invesco Ltd.	1,625	28,113
Invitation Homes Inc.	2,093	65,867
Ionis Pharmaceuticals Inc.(b)	552	32,193
IPG Photonics Corp.(b)	156	19,917
IQVIA Holdings Inc.(b)	698	108,365
Iron Mountain Inc.	1,139	36,004
Jack Henry & Associates Inc.	327	48,900
Jacobs Engineering Group Inc.	598	55,333
Jazz Pharmaceuticals PLC(b)	214	30,677
JB Hunt Transport Services Inc.	339	36,588
Jefferies Financial Group Inc.	950	20,558
JM Smucker Co. (The)	491	50,873
Johnson & Johnson	10,816	1,610,178
Johnson Controls International PLC	3,291	129,830
Jones Lang LaSalle Inc.	199	33,794
JPMorgan Chase & Co.	13,102	1,734,181
Juniper Networks Inc.	1,487	34,112
Kansas City Southern	401	67,645
Kellogg Co.	1,060	72,303
KeyCorp.	4,048	75,738
Keysight Technologies Inc.(b)	782	72,718
Kimberly-Clark Corp.	1,426	204,260
Kimco Realty Corp.	1,686	32,118
Kinder Morgan Inc./DE	8,204	171,217
KKR & Co. Inc., Class A, NVS	1,900	60,610
KLA Corp.	646	107,068
Knight-Swift Transportation Holdings Inc.(a)	554	20,542
Kohl’s Corp.	674	28,814
Kraft Heinz Co. (The)	2,673	78,052
Kroger Co. (The)	3,250	87,295
L3Harris Technologies Inc.	906	200,525
Laboratory Corp. of America Holdings(b)	418	73,317

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lam Research Corp.	593	$176,839
Lamb Weston Holdings Inc.	598	54,603
Las Vegas Sands Corp.	1,426	93,132
Lear Corp.	234	28,824
Leggett & Platt Inc.	521	24,794
Leidos Holdings Inc.	523	52,546
Lennar Corp., Class A	1,154	76,579
Lennox International Inc.	153	35,646
Liberty Broadband Corp., Class C, NVS(b)	417	55,432
Liberty Global PLC, Class A(b)	784	16,088
Liberty Global PLC, Class C, NVS(b)	1,624	31,636
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	829	38,789
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	360	17,485
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	690	33,824
Liberty Property Trust	598	37,465
Lincoln National Corp.	828	45,109
Live Nation Entertainment Inc.(b)	598	40,760
LKQ Corp.(b)	1,257	41,085
Lockheed Martin Corp.	1,034	442,676
Loews Corp.	1,180	60,711
Lowe’s Companies Inc.	3,165	367,900
Lululemon Athletica Inc.(b)	433	103,656
LyondellBasell Industries NV, Class A	1,085	84,478
M&T Bank Corp.	501	84,429
ManpowerGroup Inc.	276	25,251
Marathon Oil Corp.	3,051	34,690
Marathon Petroleum Corp.	2,682	146,169
Markel Corp.(b)	55	64,513
MarketAxess Holdings Inc.	154	54,544
Marriott International Inc./MD, Class A	1,130	158,268
Marsh & McLennan Companies Inc.	2,146	240,052
Martin Marietta Materials Inc.	250	65,950
Marvell Technology Group Ltd.	2,622	63,033
Masco Corp.	1,245	59,162
Mastercard Inc., Class A	3,699	1,168,662
Match Group Inc.(a)(b)	235	18,382
Maxim Integrated Products Inc.	1,104	66,372
McCormick & Co. Inc./MD, NVS	521	85,116
McDonald’s Corp.	3,102	663,735
McKesson Corp.	746	106,387
Medical Properties Trust Inc.	2,104	46,604
Medtronic PLC	5,481	632,727
MercadoLibre Inc.(a)(b)	184	121,992
Merck & Co. Inc.	10,601	905,749
MetLife Inc.	3,312	164,640
Mettler-Toledo International Inc.(b)	100	75,718
MGM Resorts International	2,192	68,084
Microchip Technology Inc.	970	94,556
Micron Technology Inc.(b)	4,527	240,338
Microsoft Corp.	29,819	5,076,088
Mid-America Apartment Communities Inc.	475	65,175
Middleby Corp. (The)(b)	210	23,554
Mohawk Industries Inc.(b)	230	30,286
Molson Coors Beverage Co., Class B	797	44,297
Mondelez International Inc., Class A	5,871	336,878
MongoDB Inc.(a)(b)	138	22,620
Monster Beverage Corp.(b)	1,671	111,289
Moody’s Corp.	690	177,185
Morgan Stanley	5,164	269,871
Mosaic Co. (The)	1,610	31,942

Security	Shares	Value

United States (continued)
Motorola Solutions Inc.	673	$119,121
MSCI Inc.	335	95,743
Mylan NV(b)	2,149	46,032
Nasdaq Inc.	447	52,058
National Oilwell Varco Inc.	1,349	27,803
National Retail Properties Inc.	644	36,064
NetApp Inc.	1,022	54,575
Netflix Inc.(b)	1,794	619,091
Neurocrine Biosciences Inc.(b)	356	35,628
Newell Brands Inc.	1,598	31,209
Newmont Corp.	3,321	149,644
News Corp., Class A, NVS	1,548	21,084
NextEra Energy Inc.	1,968	527,818
Nielsen Holdings PLC	1,481	30,212
NIKE Inc., Class B	5,198	500,567
NiSource Inc.	1,534	44,962
Noble Energy Inc.	2,054	40,608
Nordstrom Inc.	507	18,688
Norfolk Southern Corp.	1,067	222,160
Northern Trust Corp.	843	82,454
Northrop Grumman Corp.	663	248,340
NortonLifeLock Inc.	2,560	72,755
Norwegian Cruise Line Holdings Ltd.(b)	874	47,065
NRG Energy Inc.	1,031	38,034
Nucor Corp.	1,277	60,645
NVIDIA Corp.	2,377	561,994
NVR Inc.(b)	14	53,438
Occidental Petroleum Corp.	3,839	152,485
OGE Energy Corp.	812	37,230
Okta Inc.(b)	414	53,013
Old Dominion Freight Line Inc.	255	50,039
Omega Healthcare Investors Inc.	900	37,755
Omnicom Group Inc.	921	69,361
ON Semiconductor Corp.(b)	1,794	41,531
ONEOK Inc.	1,689	126,455
Oracle Corp.	9,570	501,946
O’Reilly Automotive Inc.(b)	305	123,861
Ovintiv Inc.	1,175	18,320
Owens Corning	460	27,825
PACCAR Inc.	1,426	105,823
Packaging Corp. of America	352	33,704
Palo Alto Networks Inc.(b)	390	91,564
Parker-Hannifin Corp.	506	99,019
Paychex Inc.	1,336	114,589
Paycom Software Inc.(b)	184	58,541
PayPal Holdings Inc.(b)	4,573	520,819
Pentair PLC	692	29,708
People’s United Financial Inc.	1,426	21,989
PepsiCo Inc.	5,750	816,615
PerkinElmer Inc.	506	46,795
Perrigo Co. PLC	536	30,573
Pfizer Inc.	22,725	846,279
Philip Morris International Inc.	6,399	529,197
Phillips 66	1,813	165,654
Pinnacle West Capital Corp.	444	43,374
Pinterest Inc., Class A(a)(b)	606	13,350
Pioneer Natural Resources Co.	695	93,825
PNC Financial Services Group Inc. (The)	1,840	273,332
Polaris Inc.	260	23,878
PPG Industries Inc.	973	116,604

82	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PPL Corp.	2,954	$106,905
Principal Financial Group Inc.	1,190	63,011
Procter & Gamble Co. (The)	10,346	1,289,319
Progressive Corp. (The)	2,406	194,140
Prologis Inc.	2,598	241,302
Prudential Financial Inc.	1,671	152,161
PTC Inc.(b)	462	38,401
Public Service Enterprise Group Inc.	2,085	123,432
Public Storage	644	144,101
PulteGroup Inc.	1,111	49,606
PVH Corp.	301	26,238
Qorvo Inc.(b)	521	55,153
QUALCOMM Inc.	4,978	424,673
Quest Diagnostics Inc.	567	62,750
Ralph Lauren Corp.	199	22,587
Raymond James Financial Inc.	506	46,264
Raytheon Co.	1,135	250,767
Realty Income Corp.	1,302	102,090
Regency Centers Corp.	659	40,884
Regeneron Pharmaceuticals Inc.(b)	322	108,817
Regions Financial Corp.	4,013	62,482
Reinsurance Group of America Inc.	266	38,317
RenaissanceRe Holdings Ltd.	184	34,857
Republic Services Inc.	920	87,446
ResMed Inc.	592	94,110
RingCentral Inc., Class A(b)	295	60,646
Robert Half International Inc.	460	26,758
Rockwell Automation Inc.	506	96,980
Roku Inc.(a)(b)	336	40,639
Rollins Inc.	666	25,275
Roper Technologies Inc.	414	158,007
Ross Stores Inc.	1,475	165,480
Royal Caribbean Cruises Ltd.	724	84,766
RPM International Inc.	533	38,040
S&P Global Inc.	1,040	305,479
Sabre Corp.	1,058	22,789
salesforce.com Inc.(b)	3,418	623,136
Sarepta Therapeutics Inc.(b)	302	35,020
SBA Communications Corp.	484	120,787
Schlumberger Ltd.	5,658	189,600
Seagate Technology PLC	1,012	57,674
Sealed Air Corp.	659	23,395
Seattle Genetics Inc.(b)	506	54,845
SEI Investments Co.	562	36,676
Sempra Energy	1,150	184,736
ServiceNow Inc.(b)	788	266,525
Sherwin-Williams Co. (The)	344	191,605
Signature Bank/New York NY	232	32,918
Simon Property Group Inc.	1,268	168,834
Sirius XM Holdings Inc.	6,762	47,807
Skyworks Solutions Inc.	674	76,263
SL Green Realty Corp.	290	26,692
Snap Inc., Class A, NVS(b)	3,220	59,184
Snap-on Inc.	245	39,109
Southern Co. (The)	4,262	300,045
Southwest Airlines Co.	575	31,614
Spirit AeroSystems Holdings Inc., Class A	428	27,957
Splunk Inc.(b)	684	106,198
Sprint Corp.(a)(b)	3,404	14,875
Square Inc., Class A(a)(b)	1,493	111,512

Security	Shares	Value

United States (continued)
SS&C Technologies Holdings Inc.	932	$58,725
Stanley Black & Decker Inc.	613	97,669
Starbucks Corp.	4,891	414,904
State Street Corp.	1,520	114,958
Steel Dynamics Inc.	981	29,312
Stryker Corp.	1,384	291,609
Sun Communities Inc.	368	59,679
SVB Financial Group(b)	230	55,276
Synchrony Financial	2,426	78,627
Synopsys Inc.(b)	622	91,751
Sysco Corp.	2,008	164,937
T Rowe Price Group Inc.	971	129,658
Take-Two Interactive Software Inc.(a)(b)	471	58,705
Tapestry Inc.	1,151	29,661
Targa Resources Corp.	920	33,580
Target Corp.	2,072	229,453
TD Ameritrade Holding Corp.	1,157	54,934
TE Connectivity Ltd.	1,350	124,443
TechnipFMC PLC	1,848	30,510
Teledyne Technologies Inc.(b)	149	54,394
Teleflex Inc.	186	69,101
Teradyne Inc.	701	46,259
Tesla Inc.(a)(b)	573	372,777
Texas Instruments Inc.	3,811	459,797
Textron Inc.	966	44,368
Thermo Fisher Scientific Inc.	1,656	518,643
Tiffany & Co.	463	62,051
TJX Companies Inc. (The)	5,016	296,145
T-Mobile U.S. Inc.(b)	1,410	111,658
Tractor Supply Co.	521	48,427
TransDigm Group Inc.	193	124,153
TransUnion	736	67,491
Travelers Companies Inc. (The)	1,067	140,439
Trimble Inc.(b)	1,058	44,986
TripAdvisor Inc.	476	13,004
Truist Financial Corp.	5,506	283,944
Twilio Inc., Class A(a)(b)	460	57,196
Twitter Inc.(b)	3,005	97,602
Tyler Technologies Inc.(b)	158	51,141
Tyson Foods Inc., Class A	1,234	101,965
U.S. Bancorp.	6,134	326,451
Uber Technologies Inc.(b)	690	25,040
UDR Inc.	1,073	51,407
UGI Corp.	751	31,234
Ulta Salon Cosmetics & Fragrance Inc.(b)	232	62,155
Under Armour Inc., Class A(a)(b)	748	15,095
Under Armour Inc., Class C, NVS(b)	753	13,524
Union Pacific Corp.	2,866	514,218
United Airlines Holdings Inc.(b)	213	15,932
United Parcel Service Inc., Class B	2,853	295,343
United Rentals Inc.(b)	306	41,521
United Technologies Corp.	3,361	504,822
UnitedHealth Group Inc.	3,883	1,057,923
Universal Health Services Inc., Class B	343	47,029
Unum Group	904	24,128
Vail Resorts Inc.	156	36,584
Valero Energy Corp.	1,798	151,589
Varian Medical Systems Inc.(b)	368	51,730
Veeva Systems Inc., Class A(b)	598	87,673
Ventas Inc.	1,489	86,154

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
VEREIT Inc.	4,446	$43,393
VeriSign Inc.(b)	454	94,496
Verisk Analytics Inc.	644	104,631
Verizon Communications Inc.	16,949	1,007,449
Vertex Pharmaceuticals Inc.(b)	1,049	238,175
VF Corp.	1,385	114,913
ViacomCBS Inc., Class B, NVS	2,419	82,560
VICI Properties Inc.	1,904	51,027
Visa Inc., Class A	7,121	1,416,865
Vistra Energy Corp.	1,702	38,329
VMware Inc., Class A(a)(b)	335	49,600
Vornado Realty Trust	690	45,381
Voya Financial Inc.	598	35,719
Vulcan Materials Co.	552	78,180
WABCO Holdings Inc.(b)	230	31,200
Walgreens Boots Alliance Inc.	3,145	159,923
Walmart Inc.	5,849	669,652
Walt Disney Co. (The)	7,381	1,020,866
Waste Management Inc.	1,733	210,906
Waters Corp.(b)	276	61,766
Wayfair Inc., Class A(a)(b)	230	21,551
WEC Energy Group Inc.	1,302	130,057
Wells Fargo & Co.	17,145	804,786
Welltower Inc.	1,702	144,517
West Pharmaceutical Services Inc.	302	47,097
Western Digital Corp.	1,290	84,495
Western Union Co. (The)	1,592	42,825
Westinghouse Air Brake Technologies Corp.	771	56,946
Westlake Chemical Corp.	138	8,446
Westrock Co.	1,041	40,599
Weyerhaeuser Co.	3,093	89,542
Whirlpool Corp.	278	40,635
Williams Companies Inc. (The)	4,902	101,422
Willis Towers Watson PLC	552	116,632
Workday Inc., Class A(b)	654	120,748
WP Carey Inc.	750	63,090
WR Berkley Corp.	567	41,692
WW Grainger Inc.	197	59,626
Wynn Resorts Ltd.	414	52,230
Xcel Energy Inc.	2,116	146,406
Xerox Holdings Corp.(b)	902	32,084
Xilinx Inc.	1,073	90,647
XPO Logistics Inc.(a)(b)	380	33,790
Xylem Inc./NY	782	63,858
Yum! Brands Inc.	1,268	134,116
Zayo Group Holdings Inc.(b)	935	32,491
Zebra Technologies Corp., Class A(b)	230	54,975
Zillow Group Inc., Class C, NVS(b)	531	24,538
Zimmer Biomet Holdings Inc.	839	124,088
Zions Bancorp. N.A.	782	35,573

Security	Shares	Value

United States (continued)
Zoetis Inc.	1,946	$261,173

		115,406,536

Total Common Stocks — 99.5% (Cost: $166,678,098)		167,012,855

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	245	13,684
Fuchs Petrolub SE, Preference Shares, NVS	260	11,525
Henkel AG & Co. KGaA, Preference Shares, NVS	726	73,971
Porsche Automobil Holding SE, Preference Shares, NVS	644	43,635
Sartorius AG, Preference Shares, NVS	138	32,207
Volkswagen AG, Preference Shares, NVS	755	135,862

		310,884

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	23,674	12,462

Total Preferred Stocks — 0.2% (Cost: $420,302)		323,346

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	1,818,340	1,819,431
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	226,000	226,000

		2,045,431

Total Short-Term Investments — 1.2% (Cost: $2,044,870)		2,045,431

Total Investments in Securities — 100.9% (Cost: $169,143,270)		169,381,632

Other Assets, Less Liabilities — (0.9)%		(1,432,525)

Net Assets — 100.0%		$167,949,107

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

84	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,400,481	417,859	(b)	—		1,818,340	$1,819,431	$8,843	(c)	$(101)	$189
BlackRock Cash Funds: Treasury, SL Agency Shares	364,000	—		(138,000	)(b)	226,000	226,000	2,826		—	—
BlackRock Inc.	449	40		(16)		473	249,437	2,963		(1,412)	28,062

							$2,294,868	$14,632		$(1,513)	$28,251

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/20/20	$121	$(3,271)
S&P 500 E-Mini	2	03/20/20	322	618

				$(2,653)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$618

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,271

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$61,939

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(10,958)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$529,452

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI Kokusai ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$167,008,202	$4,652	$1	$167,012,855
Preferred Stocks	323,346	—	—	323,346
Money Market Funds	2,045,431	—	—	2,045,431

	$169,376,979	$4,652	$1	$169,381,632

Derivative financial instruments(a)
Assets
Futures Contracts	$618	$—	$—	$618
Liabilities
Futures Contracts	(3,271)	—	—	(3,271)

	$(2,653)	$—	$—	$(2,653)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

86	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (unaudited)

January 31, 2020

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$10,230,172,895	$504,676,754	$3,680,452,393	$812,302,522
Affiliated(c)	283,615,922	3,860,877	95,917,140	337,000
Cash	1,588,187	96,221	372	—
Foreign currency, at value(d)	15,754,742	417,672	2,267,237	575,141
Cash pledged:
Futures contracts	1,350,000	45,000	240,480	—
Foreign currency collateral pledged:
Futures contracts(e)	—	—	129,943	164,983
Receivables:
Investments sold	14,233,392	26,217	103,268,574	165,143
Securities lending income — Affiliated	127,658	6,148	172,015	1,004
Dividends	9,691,996	454,942	7,118,091	3,403
Tax reclaims	2,775,285	181,582	—	2,076,603
Foreign withholding tax claims	109,254	—	—	22,177

Total assets	10,559,419,331	509,765,413	3,889,566,245	815,647,976

LIABILITIES
Bank overdraft	—	—	—	163,078
Collateral on securities loaned, at value	155,983,372	2,819,507	93,071,543	—
Deferred foreign capital gain tax	—	56,626	2,220,495	—
Payables:
Investments purchased	5,854,077	41,733	14,397	—
Variation margin on futures contracts	533,481	18,850	134,568	31,029
Capital shares redeemed	5,787,917	—	111,563,621	166,431
Investment advisory fees	2,870,750	85,771	2,408,728	350,425
Professional fees	55,282	—	—	844
Foreign taxes	(4,170)	13	1,374	—
IRS compliance fee for foreign withholding tax claims	150,607	—	—	—

Total liabilities	171,231,316	3,022,500	209,414,726	711,807

NET ASSETS	$10,388,188,015	$506,742,913	$3,680,151,519	$814,936,169

NET ASSETS CONSIST OF:
Paid-in capital	$8,900,622,508	$433,391,407	$3,915,556,251	$1,102,125,082
Accumulated earnings (loss)	1,487,565,507	73,351,506	(235,404,732)	(287,188,913)

NET ASSETS	$10,388,188,015	$506,742,913	$3,680,151,519	$814,936,169

Shares outstanding	132,400,000	3,950,000	52,800,000	43,850,000

Net asset value	$78.46	$128.29	$69.70	$18.58

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$141,882,040	$2,724,644	$88,451,326	$—
(b) Investments, at cost — Unaffiliated	$8,637,742,960	$424,385,562	$3,036,465,106	$1,009,020,910
(c) Investments, at cost — Affiliated	$282,403,462	$3,706,369	$95,879,204	$337,000
(d) Foreign currency, at cost	$15,827,109	$415,714	$2,263,042	$572,476
(e) Foreign currency collateral pledged, at cost	$—	$—	$129,915	$164,929

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2020

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$144,143,898	$167,086,764
Affiliated(c)	7,306,946	2,294,868
Cash	30	31,530
Foreign currency, at value(d)	834,813	180,612
Cash pledged:
Futures contracts	—	15,000
Foreign currency collateral pledged:
Futures contracts(e)	72,278	8,866
Receivables:
Investments sold	392,906	—
Securities lending income — Affiliated	21,014	1,567
Dividends	88,293	105,120
Tax reclaims	225,900	86,699

Total assets	153,086,078	169,811,026

LIABILITIES
Collateral on securities loaned, at value	7,251,939	1,818,836
Payables:
Variation margin on futures contracts	14,231	7,934
Investment advisory fees	50,258	34,528
Professional fees	—	621

Total liabilities	7,316,428	1,861,919

NET ASSETS	$145,769,650	$167,949,107

NET ASSETS CONSIST OF:
Paid-in capital	$167,189,280	$183,112,126
Accumulated loss	(21,419,630)	(15,163,019)

NET ASSETS	$145,769,650	$167,949,107

Shares outstanding	2,700,000	2,300,000

Net asset value	$53.99	$73.02

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$6,788,792	$1,755,883
(b) Investments, at cost — Unaffiliated	$157,425,966	$166,821,986
(c) Investments, at cost — Affiliated	$7,302,741	$2,321,284
(d) Foreign currency, at cost	$832,011	$180,852
(e) Foreign currency collateral pledged, at cost	$72,342	$8,854

See notes to financial statements.

88	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (unaudited)

Six Months Ended January 31, 2020

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$112,042,154	$4,862,684	$36,176,212	$7,039,054
Dividends — Affiliated	431,914	12,939	54,163	3,060
Non-cash dividends — Unaffiliated	9,452,639	455,993	—	819,066
Interest — Unaffiliated	2,432	195	5,484	—
Securities lending income — Affiliated — net	704,217	26,189	1,028,578	5,093
Other income — Unaffiliated	—	—	—	1,333
Foreign taxes withheld	(5,049,223)	(211,498)	(3,618,942)	(650,590)
Other foreign taxes	(93,078)	(1,711)	(90,437)	—

Total investment income	117,491,055	5,144,791	33,555,058	7,217,016

EXPENSES
Investment advisory fees	17,099,410	478,785	13,413,230	1,777,947
Commitment fees	—	126	12,439	—
Mauritius income taxes	—	—	127,787	—
Interest expense	—	—	8,666	—

Total expenses	17,099,410	478,911	13,562,122	1,777,947
Less:
Investment advisory fees waived	(350,098)	—	—	—

Total expenses after fees waived	16,749,312	478,911	13,562,122	1,777,947

Net investment income	100,741,743	4,665,880	19,992,936	5,439,069

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(60,166,804)	(2,518,805)	(47,549,822)	(5,534,846)
Investments — Affiliated	(20,364)	2,793	14,852	467
In-kind redemptions — Unaffiliated	363,249,142	13,968,322	59,026,274	(26,078,549)
In-kind redemptions — Affiliated	1,089,490	12,099	—	—
Futures contracts	3,076,493	166,293	(421,204)	622,843
Foreign currency transactions	(58,626)	(6,493)	(247,797)	77,227

Net realized gain (loss)	307,169,331	11,624,209	10,822,303	(30,912,858)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	378,695,226	19,309,993	69,538,661	38,404,615
Investments — Affiliated	5,218,449	55,521	(6,706)	—
Futures contracts	(433,274)	(26,227)	159,221	(78,716)
Foreign currency translations	82,972	5,846	(123,833)	63,573

Net change in unrealized appreciation (depreciation)	383,563,373	19,345,133	69,567,343	38,389,472

Net realized and unrealized gain	690,732,704	30,969,342	80,389,646	7,476,614

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$791,474,447	$35,635,222	$100,382,582	$12,915,683

(a) Net of foreign capital gain tax of	$—	$6,663	$9,534	$—
(b) Net of deferred foreign capital gain tax of	$—	$42,916	$682,088	$—

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2020

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,005,506	$1,520,604
Dividends — Affiliated	833	5,789
Non-cash dividends — Unaffiliated	120,251	—
Interest — Unaffiliated	—	55
Securities lending income — Affiliated — net	137,615	8,843
Foreign taxes withheld	(60,487)	(45,442)

Total investment income	1,203,718	1,489,849

EXPENSES
Investment advisory fees	275,365	187,161

Total expenses	275,365	187,161

Net investment income	928,353	1,302,688

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,032,752)	(759,449)
Investments — Affiliated	1,599	(1,513)
In-kind redemptions — Unaffiliated	(1,517,266)	—
Futures contracts	24,729	61,939
Foreign currency transactions	21,562	1,206

Net realized loss	(2,502,128)	(697,817)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	15,510,599	10,466,384
Investments — Affiliated	(813)	28,251
Futures contracts	(42,394)	(10,958)
Foreign currency translations	11,433	3,775

Net change in unrealized appreciation (depreciation)	15,478,825	10,487,452

Net realized and unrealized gain	12,976,697	9,789,635

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,905,050	$11,092,323

See notes to financial statements.

90	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$100,741,743	$222,740,984	$4,665,880	$10,501,746
Net realized gain	307,169,331	396,880,167	11,624,209	18,087,951
Net change in unrealized appreciation (depreciation)	383,563,373	(118,194,296)	19,345,133	(23,751,362)

Net increase in net assets resulting from operations	791,474,447	501,426,855	35,635,222	4,838,335

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(133,728,461)	(229,411,770)	(5,733,300)	(11,305,924)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,123,927,896)	1,755,869,635	7,841,874	(58,557,538)

NET ASSETS
Total increase (decrease) in net assets	(466,181,910)	2,027,884,720	37,743,796	(65,025,127)
Beginning of period	10,854,369,925	8,826,485,205	468,999,117	534,024,244

End of period	$10,388,188,015	$10,854,369,925	$506,742,913	$468,999,117

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Changes in Net Assets (continued)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)		iShares MSCI Europe Financials ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,992,936	$75,236,230	$5,439,069	$33,315,172
Net realized gain (loss)	10,822,303	5,065,350	(30,912,858)	(168,777,205)
Net change in unrealized appreciation (depreciation)	69,567,343	(211,924,104)	38,389,472	(75,531,428)

Net increase (decrease) in net assets resulting from operations	100,382,582	(131,622,524)	12,915,683	(210,993,461)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,411,951)	(81,681,537)	(7,278,877)	(36,740,874)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(398,166,867)	(82,735,665)	(225,849,059)	(522,568,469)

NET ASSETS
Total decrease in net assets	(350,196,236)	(296,039,726)	(220,212,253)	(770,302,804)
Beginning of period	4,030,347,755	4,326,387,481	1,035,148,422	1,805,451,226

End of period	$3,680,151,519	$4,030,347,755	$814,936,169	$1,035,148,422

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

92	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$928,353	$6,028,192	$1,302,688	$3,103,867
Net realized gain (loss)	(2,502,128)	13,240,344	(697,817)	(1,955,582)
Net change in unrealized appreciation (depreciation)	15,478,825	(49,607,111)	10,487,452	4,329,984

Net increase (decrease) in net assets resulting from operations	13,905,050	(30,338,575)	11,092,323	5,478,269

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,521,466)	(6,755,832)	(1,503,643)	(3,283,829)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,531,654)	(89,358,771)	14,877,107	(5,892,020)

NET ASSETS
Total increase (decrease) in net assets	5,851,930	(126,453,178)	24,465,787	(3,697,580)
Beginning of period	139,917,720	266,370,898	143,483,320	147,180,900

End of period	$145,769,650	$139,917,720	$167,949,107	$143,483,320

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	93

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$73.94		$73.31		$67.16		$58.43		$60.04	$59.53

Net investment income(a)	0.71		1.60		1.50		1.36	(b)	1.25	1.25
Net realized and unrealized gain (loss)(c)	4.75		0.58		6.12		8.66		(1.40)	0.47

Net increase (decrease) from investment operations	5.46		2.18		7.62		10.02		(0.15)	1.72

Distributions(d)
From net investment income		(0.94)	(1.55)		(1.47)		(1.29)		(1.46)	(1.21)

Total distributions		(0.94)	(1.55)		(1.47)		(1.29)		(1.46)	(1.21)

Net asset value, end of period	$78.46		$73.94		$73.31		$67.16		$58.43	$60.04

Total Return
Based on net asset value	7.39	%(e)	3.14%		11.40%		17.31	%(b)	(0.13)%	2.91%

Ratios to Average Net Assets
Total expenses	0.31	%(f)(g)	0.32	%(g)	0.31	%(g)	0.32%		0.33%	0.33%

Total expenses after fees waived	0.31	%(f)(g)	0.31	%(g)	0.31	%(g)	0.32%		0.33%	0.33%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%		N/A		0.32%		N/A	N/A

Net investment income	1.85	%(f)	2.25%		2.10%		2.21	%(b)	2.23%	2.09%

Supplemental Data
Net assets, end of period (000)	$10,388,188		$10,854,370		$8,826,485		$7,266,576		$5,527,311	$6,520,074

Portfolio turnover rate(h)	9	%(e)(i)	11	%(i)	4	%(i)	4%		5%	6%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

94	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF
	Six Months Ended						Period From
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	12/08/14	(a)
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$120.26		$118.67	$110.08	$95.80	$98.40	$96.01

Net investment income(b)	1.21		2.58	2.51	2.33	2.22	1.48
Net realized and unrealized gain (loss)(c)	8.35		1.70	8.63	14.05	(2.64)	1.85

Net increase (decrease) from investment operations	9.56		4.28	11.14	16.38	(0.42)	3.33

Distributions(d)
From net investment income		(1.53)	(2.69)	(2.55)	(2.10)	(2.18)		(0.94)

Total distributions		(1.53)	(2.69)	(2.55)	(2.10)	(2.18)		(0.94)

Net asset value, end of period	$128.29		$120.26	$118.67	$110.08	$95.80	$98.40

Total Return
Based on net asset value	7.95	%(e)	3.82%	10.17%	17.28%	(0.31)%	3.46	%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20%	0.33%	0.33	%(f)

Total expenses after fees waived	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20	%(f)

Net investment income	1.95	%(f)	2.24%	2.16%	2.29%	2.42%	2.35	%(f)

Supplemental Data
Net assets, end of period (000)	$506,743		$468,999	$534,024	$434,815	$239,489	$221,397

Portfolio turnover rate(g)	6	%(e)	14%	18%	12%	16%	4	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$68.54		$72.59	$70.99	$57.05	$59.46	$65.13

Net investment income(a)	0.36		1.24	1.39	1.21	1.03	1.24
Net realized and unrealized gain (loss)(b)	1.73		(3.95)	1.85	13.65	(2.21)	(5.92)

Net increase (decrease) from investment operations	2.09		(2.71)	3.24	14.86	(1.18)	(4.68)

Distributions(c)
From net investment income		(0.93)	(1.34)	(1.64)	(0.92)	(1.23)	(0.99)

Total distributions		(0.93)	(1.34)	(1.64)	(0.92)	(1.23)	(0.99)

Net asset value, end of period	$69.70	(d)	$68.54	$72.59	$70.99	$57.05	$59.46

Total Return
Based on net asset value	3.02	%(d)(e)	(3.61)%	4.52%	26.41%	(1.83)%	(7.22)%

Ratios to Average Net Assets
Total expenses	0.70	%(f)	0.68%	0.67%	0.70%	0.72%	0.69%

Net investment income	1.03	%(f)	1.82%	1.84%	1.97%	1.92%	1.95%

Supplemental Data
Net assets, end of period (000)	$3,680,152		$4,030,348	$4,326,387	$4,159,795	$2,350,417	$3,668,677

Portfolio turnover rate(g)	8	%(e)	17%	13%	12%	17%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)

For financial reporting purposes, the market value of certain investments were adjusted as of the report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on NAV presented herein are different than the information previously published as of January 31, 2020.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$17.53		$21.18	$23.15	$16.32		$23.63	$24.15

Net investment income(a)	0.13		0.68	0.86	0.87		0.64	0.69
Net realized and unrealized gain (loss)(b)	1.10		(3.35)	(1.85)	6.61		(7.12)	(0.47)

Net increase (decrease) from investment operations	1.23		(2.67)	(0.99)	7.48		(6.48)	0.22

Distributions(c)
From net investment income		(0.18)	(0.98)	(0.98)	(0.65)		(0.83)	(0.74)

Total distributions		(0.18)	(0.98)	(0.98)	(0.65)		(0.83)	(0.74)

Net asset value, end of period	$18.58		$17.53	$21.18	$23.15		$16.32	$23.63

Total Return
Based on net asset value	6.98	%(d)	(12.53)%	(4.18)%	46.28%		(27.77)%	0.98%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%		0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.48%	N/A	0.48%		N/A	N/A

Net investment income	1.47	%(e)	3.62%	3.72%	4.30	%(f)	3.30%	3.00%

Supplemental Data
Net assets, end of period (000)	$814,936		$1,035,148	$1,805,451	$1,611,394		$447,062	$445,397

Portfolio turnover rate(g)	2	%(d)	5%	3%	9%		4%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Ratio of net investment income to average net assets by 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$49.09		$57.28	$53.88	$44.03	$47.18	$45.46

Net investment income(a)	0.35		1.51	1.52	1.22	1.19	1.01
Net realized and unrealized gain (loss)(b)	5.12		(7.50)	3.38	9.56	(3.13)	1.79

Net increase (decrease) from investment operations	5.47		(5.99)	4.90	10.78	(1.94)	2.80

Distributions(c)
From net investment income		(0.57)	(2.20)	(1.50)	(0.93)	(1.21)	(1.08)

Total distributions		(0.57)	(2.20)	(1.50)	(0.93)	(1.21)	(1.08)

Net asset value, end of period	$53.99		$49.09	$57.28	$53.88	$44.03	$47.18

Total Return
Based on net asset value	11.12	%(d)	(10.32)%	9.15%	24.74%	(4.14)%	6.34%

Ratios to Average Net Assets
Total expenses	0.40	%(e)	0.40%	0.40%	0.40%	0.40%	0.41%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%	N/A	N/A	N/A	N/A

Net investment income	1.35	%(e)	2.95%	2.65%	2.56%	2.69%	2.28%

Supplemental Data
Net assets, end of period (000)	$145,770		$139,918	$266,371	$161,646	$59,445	$51,897

Portfolio turnover rate(f)	6	%(d)	17%	15%	16%	20%	65%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$68.33		$66.90	$61.10	$53.85		$55.33	$54.13

Net investment income(a)	0.61		1.42	1.40	1.36	(b)	1.22	1.21
Net realized and unrealized gain (loss)(c)	4.78		1.51	6.10	7.49		(1.24)	1.36

Net increase (decrease) from investment operations	5.39		2.93	7.50	8.85		(0.02)	2.57

Distributions(d)
From net investment income		(0.70)	(1.50)	(1.70)		(1.60)	(1.46)	(1.37)

Total distributions		(0.70)	(1.50)	(1.70)		(1.60)	(1.46)	(1.37)

Net asset value, end of period	$73.02		$68.33	$66.90	$61.10		$53.85	$55.33

Total Return
Based on net asset value	7.89	%(e)	4.59%	12.38%	16.62	%(b)	0.11%	4.80%

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25%	0.25%		0.25%	0.25%	0.25%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A		0.25%	N/A	N/A

Net investment income	1.74	%(f)	2.17%	2.16%	2.40	%(b)	2.36%	2.20%

Supplemental Data
Net assets, end of period (000)	$167,949		$143,483	$147,181	$329,938		$280,040	$354,114

Portfolio turnover rate(g)	2	%(e)	4%	6%		7%	5%	5%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.03%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI All Country Asia ex Japan ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

The iShares MSCI All Country Asia ex Japan ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exists.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

100	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI ACWI
Barclays Capital Inc.	$59,924	$59,924		$—	$—
BNP Paribas Prime Brokerage International Ltd.	24,656,679	24,656,679		—	—
BNP Paribas Securities Corp.	515,621	515,621		—	—
BofA Securities, Inc.	5,205,249	5,205,249		—	—
Citigroup Global Markets Inc.	4,236,327	4,236,327		—	—
Credit Suisse Securities (USA) LLC	798,407	798,407		—	—
Goldman Sachs & Co.	10,776,668	10,776,668		—	—
HSBC Bank PLC	2,111,357	2,111,357		—	—
Jefferies LLC	135,186	135,186		—	—
JPMorgan Securities LLC	10,372,819	10,372,819		—	—
Macquarie Bank Limited	602,266	602,266		—	—
Morgan Stanley & Co. International PLC	352,406	352,406		—	—
Morgan Stanley & Co. LLC	23,544,463	23,544,463		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	19,651,715	19,651,715		—	—
National Financial Services LLC	1,706,257	1,706,257		—	—
SG Americas Securities LLC	10,234	10,234		—	—
State Street Bank & Trust Company	21,290,677	21,290,677		—	—
TD Prime Services LLC	2,640,730	2,640,730		—	—
UBS AG	3,147,648	3,147,648		—	—
UBS Securities LLC	7,281,006	7,281,006		—	—
Wells Fargo Securities LLC	2,786,401	2,786,401		—	—

	$141,882,040	$141,882,040		$—	$—

102	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(	a)	Non-Cash Collateral Received	Net Amount
MSCI ACWI Low Carbon Target
BNP Paribas Prime Brokerage International Ltd.	$60,921	$60,921		$—	$—
BofA Securities, Inc.	212,682	212,682		—	—
Citigroup Global Markets Inc.	1,033,086	1,033,086		—	—
Credit Suisse AG Dublin Branch	88,792	88,792		—	—
Credit Suisse Securities (USA) LLC	34,317	34,317		—	—
Deutsche Bank Securities Inc.	39,648	39,648		—	—
Goldman Sachs & Co.	263,569	263,569		—	—
JPMorgan Securities LLC	675,692	675,692		—	—
Macquarie Bank Limited	5,485	5,485		—	—
Morgan Stanley & Co. International PLC	18,918	18,918		—	—
National Financial Services LLC	3,219	3,219		—	—
Scotia Capital (USA) Inc.	77,683	77,683		—	—
SG Americas Securities LLC	5,661	5,661		—	—
UBS AG	125,225	125,225		—	—
Wells Fargo Bank, National Association	79,746	79,746		—	—

	$2,724,644	$2,724,644		$—	$—

MSCI All Country Asia ex Japan
Barclays Capital Inc.	$789,826	$789,826		$—	$—
BNP Paribas Prime Brokerage International Ltd.	362,817	362,817		—	—
BofA Securities, Inc.	4,088,406	4,088,406		—	—
Citigroup Global Markets Inc.	8,490,255	8,490,255		—	—
Credit Suisse Securities (USA) LLC	542,023	542,023		—	—
Deutsche Bank Securities Inc.	1,721,307	1,721,307		—	—
Goldman Sachs & Co.	7,002,247	7,002,247		—	—
Jefferies LLC	422,737	422,737		—	—
JPMorgan Securities LLC	4,988,033	4,988,033		—	—
Macquarie Bank Limited	775,127	775,127		—	—
Morgan Stanley & Co. International PLC	1,128,861	1,128,861		—	—
Morgan Stanley & Co. LLC	49,664,336	49,664,336		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,789,572	1,789,572		—	—
Nomura Securities International Inc.	3,883,039	3,883,039		—	—
RBC Capital Markets LLC	103,113	103,113		—	—
Scotia Capital (USA) Inc.	203,814	203,814		—	—
SG Americas Securities LLC	28,700	28,700		—	—
State Street Bank & Trust Company	390,273	390,273		—	—
TD Prime Services LLC	2,021,362	2,021,362		—	—
UBS AG	5,420	5,420		—	—
Wells Fargo Securities LLC	50,058	50,058		—	—

	$88,451,326	$88,451,326		$—	$—

MSCI Europe Small-Cap
Barclays Capital Inc.	$127,740	$127,740		$—	$—
BNP Paribas Securities Corp.	80,760	80,760		—	—
BofA Securities, Inc.	544,094	544,094		—	—
Citigroup Global Markets Inc.	581,856	581,856		—	—
Credit Suisse AG Dublin Branch	769,017	769,017		—	—
Credit Suisse Securities (USA) LLC	198,547	198,547		—	—
Deutsche Bank Securities Inc.	412,773	412,773		—	—
Goldman Sachs & Co.	2,085,754	2,085,754		—	—
HSBC Bank PLC	64,465	64,465		—	—
Jefferies LLC	59,334	59,334		—	—
JPMorgan Securities LLC	40,875	40,875		—	—
Morgan Stanley & Co. LLC	1,613,290	1,613,290		—	—
National Financial Services LLC	6,708	6,708		—	—
Nomura Securities International Inc.	7,677	7,677		—	—
Scotia Capital (USA) Inc.	69,317	69,317		—	—
UBS AG	126,585	126,585		—	—

	$6,788,792	$6,788,792		$—	$—

NOTES TO FINANCIAL STATEMENTS	103

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI Kokusai
Barclays Capital Inc.	$21,083	$21,083		$—	$—
BNP Paribas Prime Brokerage International Ltd.	96,128	96,128		—	—
BNP Paribas Securities Corp.	16,465	16,465		—	—
BofA Securities, Inc.	18,645	18,645		—	—
Citadel Clearing LLC	14,126	14,126		—	—
Citigroup Global Markets Inc.	73,522	73,522		—	—
Credit Suisse AG Dublin Branch	117,843	117,843		—	—
Credit Suisse Securities (USA) LLC	406	406		—	—
Deutsche Bank Securities Inc.	6,327	6,327		—	—
Goldman Sachs & Co.	97,324	97,324		—	—
JPMorgan Securities LLC	155,858	155,858		—	—
Morgan Stanley & Co. LLC	257,003	257,003		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	427,109	427,109		—	—
National Financial Services LLC	26,169	26,169		—	—
RBC Capital Markets LLC	26,324	26,324		—	—
Scotia Capital (USA) Inc.	17,503	17,503		—	—
TD Prime Services LLC	65,698	65,698		—	—
UBS AG	52,807	52,807		—	—
UBS Securities LLC	138,867	138,867		—	—
Wells Fargo Securities LLC	126,676	126,676		—	—

	$1,755,883	$1,755,883		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

104	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares MSCIACWI ETF, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI ACWI	$184,963
MSCI ACWI Low Carbon Target	6,537
MSCI All Country Asia ex Japan	242,655
MSCI Europe Financials	1,310
MSCI Europe Small-Cap	31,999
MSCI Kokusai	2,335

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI ACWI	$21,139,101	$32,289,334	$(3,408,216)
MSCI All Country Asia ex Japan	4,488,264	11,884,125	(1,620,537)
MSCI Europe Financials	2,454,213	1,625,586	(408,585)
MSCI Europe Small-Cap	1,049,132	1,538,662	634,058
MSCI Kokusai	370,308	215,028	(86,216)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI ACWI	$917,749,730	$1,009,662,424
MSCI ACWI Low Carbon Target	32,390,417	30,400,167
MSCI All Country Asia ex Japan	288,717,405	434,074,694
MSCI Europe Financials	17,219,327	14,868,369
MSCI Europe Small-Cap	7,869,495	8,254,473
MSCI Kokusai	3,481,322	2,765,411

For the six months ended January 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI ACWI	$—	$1,053,555,477
MSCI ACWI Low Carbon Target	50,200,353	45,215,666
MSCI All Country Asia ex Japan	16,712,509	263,595,602
MSCI Europe Financials	228,326,512	456,126,913
MSCI Europe Small-Cap	14,872,702	21,280,364
MSCI Kokusai	14,223,786	—

106	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI ACWI	$319,905,073
MSCI ACWI Low Carbon Target	16,818,102
MSCI All Country Asia ex Japan	767,205,070
MSCI Europe Financials	40,844,900
MSCI Europe Small-Cap	3,518,298
MSCI Kokusai	14,441,426

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI ACWI	$9,017,402,465	$2,291,787,624	$(795,719,997)	$1,496,067,627
MSCI ACWI Low Carbon Target	430,194,597	104,860,197	(26,543,390)	78,316,807
MSCI All Country Asia ex Japan	3,243,567,567	990,257,176	(457,933,233)	532,323,943
MSCI Europe Financials	1,026,475,922	20,134,258	(234,049,374)	(213,915,116)
MSCI Europe Small-Cap	166,792,024	13,286,455	(28,670,029)	(15,383,574)
MSCI Kokusai	169,431,534	23,776,424	(23,828,979)	(52,555)

9.	LINE OF CREDIT

The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The iShares MSCI ACWI and iShares MSCI ACWI Low Carbon Target ETFs did not borrow under the credit agreement during the six months ended January 31, 2020.

For the six months ended January 31, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI All Country Asia ex Japan	$14,020,261	$617,075	2.76%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

From time to time and in recent months, China has experienced outbreaks of infectious illnesses and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect a Fund’s investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

108	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI ACWI
Shares sold	—	$—	57,600,000	$3,871,369,985
Shares redeemed	(14,400,000)	(1,123,927,896)	(31,200,000)	(2,115,500,350)

Net increase(decrease)	(14,400,000)	$(1,123,927,896)	26,400,000	$1,755,869,635

MSCI ACWI Low Carbon Target
Shares sold	450,000	$56,664,757	600,000	$70,237,829
Shares redeemed	(400,000)	(48,822,883)	(1,200,000)	(128,795,367)

Net increase(decrease)	50,000	$7,841,874	(600,000)	$(58,557,538)

MSCI All Country Asia ex Japan
Shares sold	1,200,000	$85,036,664	12,400,000	$815,734,699
Shares redeemed	(7,200,000)	(483,203,531)	(13,200,000)	(898,470,364)

Net decrease	(6,000,000)	$(398,166,867)	(800,000)	$(82,735,665)

MSCI Europe Financials
Shares sold	12,700,000	$240,221,632	27,700,000	$502,932,261
Shares redeemed	(27,900,000)	(466,070,691)	(53,900,000)	(1,025,500,730)

Net decrease	(15,200,000)	$(225,849,059)	(26,200,000)	$(522,568,469)

MSCI Europe Small-Cap
Shares sold	300,000	$15,132,491	2,500,000	$125,216,030
Shares redeemed	(450,000)	(21,664,145)	(4,300,000)	(214,574,801)

Net decrease	(150,000)	$(6,531,654)	(1,800,000)	$(89,358,771)

MSCI Kokusai
Shares sold	200,000	$14,877,107	100,000	$6,704,524
Shares redeemed	—	—	(200,000)	(12,596,544)

Net increase(decrease)	200,000	$14,877,107	(100,000)	$(5,892,020)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI and iShares MSCI Europe Financials ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCIACWI and iShares MSCI Europe Financials ETFs is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (unaudited) (continued)

The iShares MSCI ACWI ETF, under the approval of the Board, is seeking a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund (on behalf of its shareholders) paying a compliance fee to the IRS representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed as a payable for “IRS compliance fee for foreign withholding tax claims” in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iSharesMSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF and iShares MSCI Kokusai ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	111

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI(a)	$0.848232	$—	$0.094846	$0.943078	90%	—%	10%	100%
MSCI ACWI Low Carbon Target(a)	1.373188	—	0.155692	1.528880	90	—	10	100
MSCI All Country Asia ex Japan(a)	0.704211	—	0.228386	0.932597	76	—	24	100
MSCI Europe Financials(a)	0.153473	—	0.028955	0.182428	84	—	16	100
MSCI Europe Small-Cap(a)	0.489775	—	0.084363	0.574138	85	—	15	100
MSCI Kokusai(a)	0.598254	—	0.101115	0.699369	86	—	14	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

112	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	113

Glossary of Terms Used in this Report

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

114	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-705-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

● iShares Adaptive Currency Hedged MSCI EAFE ETF | DEFA | Cboe BZX

● iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca

● iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX

● iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca

● iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ

● iShares MSCI EAFE ETF | EFA | NYSE Arca

● iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® Adaptive Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Adaptive Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization equities in Europe, Australasia, and the Far East while dynamically hedging currency risk for a U.S. dollar based investor, as represented by the MSCI EAFE® Adaptive Hedge to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

			Average Annual Total Returns		Cumulative Total Returns
				Since		Since
	6 Months		1 Year	Inception	1 Year	Inception
Fund NAV	5.76	%(a)	12.60%	7.66%	12.60%	35.09%
Fund Market	5.79		12.66	7.70	12.66	35.30
Index	6.17		13.72	8.14	13.72	37.53

The inception date of the Fund was 1/5/16. The first day of secondary market trading was 1/7/16.

(a)	The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,057.60	$0.16		$1,000.00	$1,025.00	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	18.4%
Industrials	15.1
Health Care	12.6
Consumer Staples	11.4
Consumer Discretionary	11.3
Information Technology	7.1
Materials	6.9
Communication Services	5.2
Energy	4.5
Utilities	4.0
Real Estate	3.5
TEN LARGEST GEOGRAPHIC ALLCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Japan	24.7%
United Kingdom	16.0
France	11.2
Switzerland	9.6
Germany	8.6
Australia	7.3
Netherlands	4.0
Hong Kong	3.4
Spain	2.8
Sweden	2.5

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of January 31, 2020	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	4.81%	12.21%	5.97%	12.21%	30.54%
Fund Market	4.65	12.00	5.94	12.00	30.36
Index	5.77	13.66	6.22	13.66	31.86

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,048.10	$0.15		$1,000.00	$1,025.00	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	20.4%
Industrials	11.9
Consumer Discretionary	11.5
Consumer Staples	9.4
Health Care	9.1
Information Technology	9.1
Materials	7.0
Communication Services	6.6
Energy	5.9
Utilities	3.5
Real Estate	3.2
Exchanged-Traded Funds	2.4
TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Japan	16.4%
United Kingdom	10.6
China	9.2
France	7.4
Canada	6.8
Switzerland	6.4
Germany	5.7
Australia	4.8
Taiwan	3.2
South Korea	3.1

(a)	Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the "Index"). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	5.23%	15.22%	7.02%	7.87%	15.22%	40.39%	57.55%
Fund Market	5.23	15.34	6.98	7.88	15.34	40.15	57.65
Index	6.12	16.63	7.30	8.14	16.63	42.22	59.88

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,052.30	$0.15		$1,000.00	$1,025.00	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	18.4%
Industrials	15.1
Health Care	12.6
Consumer Staples	11.4
Consumer Discretionary	11.3
Information Technology	7.1
Materials	6.9
Communication Services	5.2
Energy	4.5
Utilities	4.0
Real Estate	3.5
TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Japan	24.7%
United Kingdom	16.0
France	11.2
Switzerland	9.6
Germany	8.6
Australia	7.3
Netherlands	4.0
Hong Kong	3.4
Spain	2.8
Sweden.	2.5

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of January 31, 2020	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	7.58%	15.14%	8.53%	15.14%	45.68%
Fund Market	7.71	15.40	8.60	15.40	46.07
Index	8.68	16.98	8.86	16.98	47.58

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$1,075.80	$0.16		$1,000.00	$1,025.00	$0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.

(b)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	21.3%
Real Estate	14.3
Consumer Discretionary	12.4
Financials	10.8
Information Technology	10.3
Materials	7.8
Health Care	7.4
Consumer Staples	6.1
Communication Services	4.7
Utilities	2.6
Energy	2.3
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	30.2%
United Kingdom	17.9
Australia	7.7
Sweden	6.2
Germany	5.9
Switzerland	4.9
Italy	3.5
Netherlands	3.1
France	3.1
Spain	2.1

(a)	Excludes money market funds.

6	2 0 2 0 | S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® MSCI ACWI ex U.S. ETF

Investment Objective

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.04%	9.51%	4.84%	4.92%	9.51%	26.64%	61.69%
Fund Market	4.81	8.52	4.79	4.94	8.52	26.33	61.90
Index	5.37	9.94	4.96	5.21	9.94	27.40	66.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,050.40	$1.55		$1,000.00	$1,023.60	$1.53		0.30%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	20.4%
Industrials	11.9
Consumer Discretionary	11.5
Consumer Staples	9.4
Health Care	9.1
Information Technology	9.1
Materials	7.0
Communication Services	6.6
Energy	5.9
Utilities	3.5
Real Estate	3.2
Exchanged-Traded Funds	2.4
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	16.4%
United Kingdom	10.6
China	9.2
France	7.4
Canada	6.8
Switzerland	6.4
Germany	5.7
Australia	4.8
Taiwan	3.2
South Korea	3.1

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of January 31, 2020	iShares® MSCI EAFE ETF

Investment Objective

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.99%	12.02%	5.06%	5.66%	12.02%	27.97%	73.43%
Fund Market	5.85	11.27	4.99	5.67	11.27	27.59	73.60
Index	6.12	12.10	5.12	5.76	12.10	28.38	75.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,059.90	$1.61		$1,000.00	$1,023.60	$1.58		0.31%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	18.4%
Industrials	15.1
Health Care	12.6
Consumer Staples	11.4
Consumer Discretionary	11.3
Information Technology	7.1
Materials	6.9
Communication Services	5.2
Energy	4.5
Utilities	4.0
Real Estate	3.5
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	24.7%
United Kingdom	16.0
France	11.2
Switzerland	9.6
Germany	8.6
Australia	7.3
Netherlands	4.0
Hong Kong	3.4
Spain	2.8
Sweden	2.5

(a)	Excludes money market funds.

8	2 0 2 0 | S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® MSCI EAFE Small-Cap ETF

Investment Objective

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.19%	11.84%	8.04%	8.59%	11.84%	47.24%	128.00%
Fund Market	8.19	10.90	7.90	8.54	10.90	46.28	126.85
Index	8.59	12.30	8.18	8.53	12.30	48.16	126.77

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,081.90	$2.04		$1,000.00	$1,023.20	$1.98		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Industrials	21.3%
Real Estate	14.3
Consumer Discretionary	12.4
Financials	10.8
Information Technology	10.3
Materials	7.8
Health Care	7.4
Consumer Staples	6.1
Communication Services	4.7
Utilities	2.6
Energy	2.3
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	30.2%
United Kingdom	17.9
Australia	7.7
Sweden	6.2
Germany	5.9
Switzerland	4.9
Italy	3.5
Netherlands	3.1
France	3.1
Spain	2.1

(a)	Excludes money market funds.

F u n d S u m m a r y	9

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	2 0 2 0 | S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Adaptive Currency Hedged MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI EAFE ETF(a)	147,701	$9,966,863

Total Investment Companies — 100.1%
(Cost: $9,572,128)		9,966,863

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	5,000	5,000

Total Short-Term Investments — 0.0%
(Cost: $5,000)		5,000

Total Investments in Securities — 100.1%
(Cost: $9,577,128)		9,971,863

Other Assets, Less Liabilities — (0.1)%		(12,894)

Net Assets — 100.0%		$9,958,969

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$708	(c)	$327	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,000	1,000	(b)	—	5,000	5,000	42		—	—
iShares MSCI EAFE ETF	126,454	23,774		(2,527)	147,701	9,966,863	98,300		(36)	346,822
						$9,971,863	$99,050		$291	$346,822

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	460,000	USD	475,442	MS	02/04/20	$2,132
DKK	624,000	USD	92,319	MS	02/04/20	291
EUR	1,453,000	USD	1,605,897	MS	02/04/20	5,552
GBP	274,000	USD	361,187	MS	02/04/20	630
HKD	646,000	USD	83,161	MS	02/04/20	16
ILS	29,000	USD	8,401	MS	02/04/20	3
JPY	277,598,000	USD	2,556,645	MS	02/04/20	5,285
NOK	280,000	USD	30,358	MS	02/04/20	83
SEK	1,830,000	USD	189,790	MS	02/04/20	302
SGD	44,000	USD	32,237	MS	02/04/20	7
USD	703,874	AUD	1,028,000	MS	02/04/20	15,731
USD	46,916	DKK	312,000	MS	02/04/20	611
USD	819,779	EUR	731,000	MS	02/04/20	9,064

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® Adaptive Currency Hedged MSCI EAFE ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	83,195	HKD	646,000	MS	02/04/20	$18
USD	8,700	ILS	30,000	MS	02/04/20	6
USD	180,804	JPY	19,518,000	MS	02/04/20	674
USD	16,044	NOK	141,000	MS	02/04/20	714
USD	38,293	NZD	58,000	MS	02/04/20	801
USD	127,713	SEK	1,189,000	MS	02/04/20	4,205
USD	32,706	SGD	44,000	MS	02/04/20	462
CHF	230,000	USD	238,685	MS	03/03/20	568
JPY	1,391,000	USD	12,836	MS	03/03/20	21
USD	336,102	AUD	500,000	MS	03/03/20	1,234
USD	76,586	HKD	595,000	MS	03/03/20	15
USD	7,150	NZD	11,000	MS	03/03/20	37
USD	32,289	SGD	44,000	MS	03/03/20	45
						48,507
AUD	1,028,000	USD	689,851	MS	02/04/20	(1,708)
EUR	9,000	USD	10,118	MS	02/04/20	(137)
GBP	274,000	USD	362,997	MS	02/04/20	(1,180)
HKD	646,000	USD	83,195	MS	02/04/20	(18)
ILS	31,000	USD	8,990	MS	02/04/20	(6)
NOK	2,000	USD	228	MS	02/04/20	(10)
NZD	58,000	USD	38,054	MS	02/04/20	(563)
SEK	548,000	USD	58,721	MS	02/04/20	(1,797)
SGD	44,000	USD	32,290	MS	02/04/20	(46)
USD	476,429	CHF	460,000	MS	02/04/20	(1,146)
USD	46,268	DKK	312,000	MS	02/04/20	(37)
USD	810,094	EUR	731,000	MS	02/04/20	(621)
USD	721,763	GBP	548,000	MS	02/04/20	(1,871)
USD	82,946	HKD	646,000	MS	02/04/20	(231)
USD	8,674	ILS	30,000	MS	02/04/20	(19)
USD	2,371,674	JPY	258,080,000	MS	02/04/20	(10,127)
USD	15,296	NOK	141,000	MS	02/04/20	(33)
USD	123,358	SEK	1,189,000	MS	02/04/20	(151)
USD	32,237	SGD	44,000	MS	02/04/20	(7)
USD	192,017	AUD	287,000	MS	03/03/20	(197)
USD	237,418	CHF	230,000	MS	03/03/20	(1,834)
USD	47,919	DKK	324,000	MS	03/03/20	(259)
USD	800,485	EUR	725,000	MS	03/03/20	(4,955)
USD	828,383	GBP	629,000	MS	03/03/20	(2,831)
USD	83,108	HKD	646,000	MS	03/03/20	(26)
USD	17,400	ILS	60,000	MS	03/03/20	(7)
USD	1,249,861	JPY	135,749,000	MS	03/03/20	(4,810)
USD	15,063	NOK	139,000	MS	03/03/20	(50)
USD	7,113	NZD	11,000	MS	03/03/20	—
USD	67,663	SEK	652,000	MS	03/03/20	(155)
						(34,832)
	Net unrealized appreciation					$13,675

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Adaptive Currency Hedged MSCI EAFE ETF
January 31, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$48,507
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$34,832

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$15,254
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(36,061)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$6,462,680
Average amounts sold — in USD	$10,508,684

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$48,507	$34,832
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$48,507	$34,832
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$48,507	$34,832

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)
Morgan Stanley & Co. International PLC	$48,507	$(34,832)	$13,675

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$34,832	$(34,832)	$—

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® Adaptive Currency Hedged MSCI EAFE ETF
January 31, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$9,966,863	$—	$—	$9,966,863
Money Market Funds	5,000	—	—	5,000
	$9,971,863	$—	$—	$9,971,863
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$48,507	$—	$48,507
Liabilities
Forward Foreign Currency Exchange Contracts	—	(34,832)	—	(34,832)
	$—	$13,675	$—	$13,675

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI ACWI ex U.S. ETF(a)	1,713,105	$81,269,701

Total Investment Companies — 100.2%
(Cost: $79,771,279)		81,269,701

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	940,000	940,000

Total Short-Term Investments — 1.1%
(Cost: $940,000)		940,000

Total Investments in Securities — 101.3%
(Cost: $80,711,279)		82,209,701

Other Assets, Less Liabilities — (1.3)%.		(1,072,871)

Net Assets — 100.0%		$81,136,830
(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	19,835,082	—	(19,835,082	)(b)	—	$—	$8,911	(c)	$2,924	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,090,000	—	(150,000	)(b)	940,000	940,000	1,526		—	—
iShares MSCI ACWI ex U.S. ETF	1,530,513	250,262	(67,670)		1,713,105	81,269,701	1,316,328		(100,432)	2,453,825
						$82,209,701	$1,326,765		$(97,508)	$2,453,825

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	10,112,000	USD	10,452,140	MS	02/04/20	$46,199
DKK	13,430,000	USD	1,986,971	MS	02/04/20	6,231
EUR	31,909,000	USD	35,267,464	MS	02/04/20	121,196
GBP	13,726,000	USD	18,034,817	MS	02/04/20	90,363
HKD	58,227,000	USD	7,495,655	MS	02/04/20	1,448
ILS	620,000	USD	179,598	MS	02/04/20	71
INR	292,992,000	USD	4,094,820	MS	02/04/20	11,154
JPY	2,990,898,000	USD	27,547,125	MS	02/04/20	55,644
NOK	6,053,000	USD	656,284	MS	02/04/20	1,797
SEK	27,536,000	USD	2,855,337	MS	02/04/20	4,982
SGD	965,000	USD	707,011	MS	02/04/20	155
TWD	220,933,000	USD	7,300,592	MS	02/04/20	12,890
USD	7,699,579	AUD	11,240,000	MS	02/04/20	175,523

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,344,829	BRL	13,858,000	MS	02/04/20	$108,945
USD	5,728,688	CAD	7,481,000	MS	02/04/20	75,843
USD	497,021	CLP	384,886,000	MS	02/04/20	16,094
USD	1,019,304	DKK	6,774,000	MS	02/04/20	13,946
USD	18,147,127	EUR	16,175,000	MS	02/04/20	208,251
USD	7,498,744	HKD	58,227,000	MS	02/04/20	1,641
USD	194,006	ILS	669,000	MS	02/04/20	138
USD	6,613,136	KRW	7,750,500,000	MS	02/04/20	110,221
USD	350,069	NOK	3,074,000	MS	02/04/20	15,864
USD	302,460	NZD	458,000	MS	02/04/20	6,409
USD	791,473	RUB	49,249,000	MS	02/04/20	21,205
USD	1,493,109	SEK	13,893,000	MS	02/04/20	49,965
USD	715,900	SGD	965,000	MS	02/04/20	8,733
USD	3,705,204	TWD	110,806,000	MS	02/04/20	37,225
USD	2,115,654	ZAR	30,770,000	MS	02/04/20	65,482
MXN	10,439,000	USD	551,772	MS	02/05/20	688
CHF	12,000	USD	12,465	MS	03/04/20	19
DKK	42,000	USD	6,240	MS	03/04/20	6
EUR	51,000	USD	56,611	MS	03/04/20	51
GBP	42,000	USD	55,445	MS	03/04/20	59
JPY	9,635,000	USD	88,926	MS	03/04/20	131
KRW	18,093,000	USD	15,124	MS	03/04/20	7
USD	3,795,321	AUD	5,647,000	MS	03/04/20	13,243
USD	1,653,184	BRL	7,020,000	MS	03/04/20	16,553
USD	5,668,283	CAD	7,494,000	MS	03/04/20	5,850
USD	239,652	CLP	191,400,000	MS	03/04/20	595
USD	9,290	ILS	32,000	MS	03/04/20	6
USD	49,223	INR	3,535,000	MS	03/04/20	6
USD	3,228,755	KRW	3,844,317,000	MS	03/04/20	13,771
USD	524,655	MXN	9,891,000	MS	03/04/20	3,362
USD	218	NOK	2,000	MS	03/04/20	—
USD	150,778	NZD	232,000	MS	03/04/20	760
USD	773,116	RUB	49,014,000	MS	03/04/20	8,777
USD	686,888	SGD	936,000	MS	03/04/20	942
USD	1,660	TRY	10,000	MS	03/04/20	—
USD	3,653,875	TWD	110,549,000	MS	03/04/20	10,264
USD	1,052,796	ZAR	15,589,000	MS	03/04/20	18,097
						1,360,802
AUD	11,240,000	USD	7,546,353	MS	02/04/20	(22,296)
BRL	13,858,000	USD	3,257,892	MS	02/04/20	(22,008)
CAD	7,481,000	USD	5,663,303	MS	02/04/20	(10,458)
CLP	384,886,000	USD	482,038	MS	02/04/20	(1,110)
DKK	118,000	USD	17,768	MS	02/04/20	(255)
EUR	441,000	USD	496,068	MS	02/04/20	(6,977)
GBP	110,000	USD	146,037	MS	02/04/20	(782)
HKD	58,227,000	USD	7,498,744	MS	02/04/20	(1,641)
ILS	676,000	USD	196,032	MS	02/04/20	(135)
KRW	7,750,500,000	USD	6,516,754	MS	02/04/20	(13,838)
NOK	95,000	USD	10,813	MS	02/04/20	(485)

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	458,000	USD	297,058	MS	02/04/20	$(1,007)
RUB	49,249,000	USD	779,559	MS	02/04/20	(9,291)
SEK	250,000	USD	26,815	MS	02/04/20	(846)
SGD	965,000	USD	708,471	MS	02/04/20	(1,304)
TRY	673,000	USD	112,428	MS	02/04/20	(2)
TWD	679,000	USD	22,750	MS	02/04/20	(273)
USD	10,476,054	CHF	10,112,000	MS	02/04/20	(22,285)
USD	1,004,545	DKK	6,774,000	MS	02/04/20	(813)
USD	17,925,135	EUR	16,175,000	MS	02/04/20	(13,741)
USD	18,222,915	GBP	13,836,000	MS	02/04/20	(47,520)
USD	7,475,211	HKD	58,227,000	MS	02/04/20	(21,892)
USD	181,445	ILS	627,000	MS	02/04/20	(252)
USD	4,095,074	INR	292,992,000	MS	02/04/20	(10,899)
USD	27,539,594	JPY	2,990,898,000	MS	02/04/20	(63,175)
USD	333,485	NOK	3,074,000	MS	02/04/20	(720)
USD	1,441,384	SEK	13,893,000	MS	02/04/20	(1,759)
USD	707,012	SGD	965,000	MS	02/04/20	(155)
USD	112,321	TRY	673,000	MS	02/04/20	(105)
USD	3,666,038	TWD	110,806,000	MS	02/04/20	(1,942)
ZAR	30,770,000	USD	2,068,946	MS	02/04/20	(18,775)
MXN	9,891,000	USD	526,878	MS	02/05/20	(3,420)
USD	1,073,394	MXN	20,330,000	MS	02/05/20	(2,523)
CLP	1,953,000	USD	2,440	MS	03/04/20	—
HKD	2,139,000	USD	275,328	MS	03/04/20	(63)
INR	174,000	USD	2,426	MS	03/04/20	(3)
RUB	82,000	USD	1,280	MS	03/04/20	(2)
TWD	3,674,000	USD	121,141	MS	03/04/20	(49)
USD	5,268,179	CHF	5,102,000	MS	03/04/20	(39,438)
USD	1,038,155	DKK	7,018,000	MS	03/04/20	(5,482)
USD	17,638,258	EUR	15,973,000	MS	03/04/20	(108,057)
USD	8,922,461	GBP	6,808,000	MS	03/04/20	(74,446)
USD	7,490,834	HKD	58,227,000	MS	03/04/20	(2,314)
USD	186,770	ILS	644,000	MS	03/04/20	(75)
USD	1,981,617	INR	142,399,000	MS	03/04/20	(966)
USD	13,402,945	JPY	1,455,615,000	MS	03/04/20	(51,402)
USD	73,511	KRW	88,027,000	MS	03/04/20	(106)
USD	26,898	MXN	511,000	MS	03/04/20	(34)
USD	324,898	NOK	2,998,000	MS	03/04/20	(1,079)
USD	1,293	NZD	2,000	MS	03/04/20	—
USD	23,618	RUB	1,515,000	MS	03/04/20	(8)
USD	1,455,789	SEK	14,027,000	MS	03/04/20	(3,278)
USD	4,396	SGD	6,000	MS	03/04/20	(1)
USD	115,820	TRY	698,000	MS	03/04/20	(10)
ZAR	222,000	USD	14,744	MS	03/04/20	(10)
						(589,507)
	Net unrealized appreciation					$771,295

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
January 31, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,360,802

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$589,507

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$397,361

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(530,057)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$119,393,025
Average amounts sold — in USD	$193,032,036

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,360,802	$589,507
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$1,360,802	$589,507
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$1,360,802	$589,507

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)(d)
Morgan Stanley & Co. International PLC	$1,360,802	$(589,507)		$(771,295)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$589,507	$(589,507)		$—	$—

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI ACWI ex U.S. ETF
January 31, 2020

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.

(c)	Net amount represents the net amount receivable from the counterparty in the event of default.

(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$81,269,701	$—	$—	$81,269,701
Money Market Funds	940,000	—	—	940,000
	$82,209,701	$—	$—	$82,209,701
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,360,802	$—	$1,360,802
Liabilities
Forward Foreign Currency Exchange Contracts	—	(589,507)	—	(589,507)
	$—	$771,295	$—	$771,295

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE ETF
January 31, 2020	Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.5%
iShares MSCI EAFE ETF(a)	44,292,448	$2,988,854,391

Total Investment Companies — 100.5%
(Cost: $2,901,197,461)		2,988,854,391

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(b)	2,222,000	2,222,000

Total Short-Term Investments — 0.1%
(Cost: $2,222,000)		2,222,000

Total Investments in Securities — 100.6%
(Cost: $2,903,419,461)		2,991,076,391

Other Assets, Less Liabilities — (0.6)%		(18,865,541)

Net Assets — 100.0%		$2,972,210,850

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

										Change in
	Shares				Shares			Net		Unrealized
	Held at	Shares	Shares		Held at	Value at		Realized		Appreciation
Affiliated Issuer	07/31/19	Purchased	Sold		01/31/20	01/31/20	Income	Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	6,621,000	—	(4,399,000	)(b)	2,222,000	$2,222,000	$2,468	$—		$—
iShares MSCI EAFE ETF	44,629,138	3,886,464	(4,223,154)		44,292,448	2,988,854,391	33,961,312	3,837,141		131,940,280
						$2,991,076,391	$33,963,780	$3,837,141		$131,940,280

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	557,596,000	USD	576,341,101	MS	02/04/20	$2,558,400
DKK	197,000	USD	29,087	MS	02/04/20	151
DKK	369,717,000	USD	54,513,216	SSB	02/04/20	358,035
EUR	855,697,000	USD	943,290,423	BNP	02/04/20	5,719,916
EUR	441,000	USD	486,559	MS	02/04/20	2,532
GBP	378,154,000	USD	492,412,437	CITI	02/04/20	6,939,858
GBP	192,000	USD	251,119	CSI	02/04/20	2,417
GBP	971,000	USD	1,270,068	IBC	02/04/20	12,137
GBP	10,000	USD	13,113	SSB	02/04/20	92
HKD	773,307,000	USD	99,546,128	MS	02/04/20	22,152
ILS	34,419,000	USD	9,972,994	BNP	02/04/20	1,214
ILS	1,000	USD	289	BOA	02/04/20	—
ILS	106,000	USD	30,682	SSB	02/04/20	35
JPY	206,818,000	USD	1,879,200	BOA	02/04/20	29,507
JPY	80,559,942,000	USD	739,421,221	HSBC	02/04/20	4,060,317
JPY	2,046,000	USD	18,766	MS	02/04/20	116

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,285,286,000	USD	11,843,069	SSB	02/04/20	$18,737
JPY	853,206,000	USD	7,862,882	WBC	02/04/20	11,291
NOK	165,483,000	USD	17,945,026	CITI	02/04/20	46,265
SEK	757,839,000	USD	78,505,469	HSBC	02/04/20	215,511
USD	748,657	AUD	1,084,000	MS	02/04/20	23,027
USD	216,658	AUD	315,000	RBS	02/04/20	5,797
USD	217,385,569	AUD	310,702,000	SSB	02/04/20	9,401,634
USD	436,289	CHF	420,000	MS	02/04/20	242
USD	55,067	DKK	367,000	BNP	02/04/20	599
USD	55,515,225	DKK	369,822,000	BOA	02/04/20	628,391
USD	70,907	DKK	471,000	JPM	02/04/20	1,004
USD	167,407	DKK	1,118,000	MS	02/04/20	1,480
USD	314,071	DKK	2,108,000	SSB	02/04/20	1,214
USD	55,959	DKK	372,000	TDB	02/04/20	749
USD	982,529	EUR	885,000	BNP	02/04/20	1,021
USD	3,857,644	EUR	3,444,000	BOA	02/04/20	38,078
USD	4,419,932	EUR	3,959,000	RBS	02/04/20	29,205
USD	982,377	EUR	885,000	SSB	02/04/20	868
USD	972,461,486	EUR	865,572,000	UBS	02/04/20	12,499,283
USD	505,087	GBP	381,000	SSB	02/04/20	1,976
USD	98,476,993	HKD	764,664,000	MS	02/04/20	21,555
USD	40,622	ILS	140,000	HSBC	02/04/20	52
USD	748,741	JPY	81,078,000	SSB	02/04/20	478
USD	38,306	NOK	340,000	CITI	02/04/20	1,342
USD	19,100,665	NOK	168,129,000	HSBC	02/04/20	821,701
USD	75,671	NOK	669,000	MS	02/04/20	2,938
USD	19,090	NOK	168,000	NAB	02/04/20	825
USD	139,933	NOK	1,259,000	SSB	02/04/20	3,054
USD	8,406,938	NZD	12,505,000	BNP	02/04/20	323,707
USD	46,026	NZD	69,000	MS	02/04/20	1,425
USD	77,135	NZD	117,000	SSB	02/04/20	1,506
USD	10,124	NZD	15,000	UBS	02/04/20	428
USD	81,202,333	SEK	756,161,000	CITI	02/04/20	2,655,657
USD	782,089	SEK	7,310,000	JPM	02/04/20	22,758
USD	326,874	SEK	3,061,000	MS	02/04/20	8,911
USD	865,373	SEK	8,232,000	SSB	02/04/20	10,269
USD	38,673	SGD	52,000	HSBC	02/04/20	566
USD	39,145,381	SGD	52,771,000	JPM	02/04/20	473,976
USD	40,089	SGD	54,000	RBS	02/04/20	517
USD	492,333	SGD	665,000	SSB	02/04/20	5,011
CHF	843,000	USD	875,584	MS	03/03/20	1,328
DKK	2,567,000	USD	381,382	HSBC	03/03/20	326
EUR	3,324,000	USD	3,689,810	MS	03/03/20	2,992
GBP	2,352,000	USD	3,104,223	CITI	03/03/20	3,909
JPY	582,248,000	USD	5,375,741	BNP	03/03/20	5,732
USD	200,352,833	AUD	297,634,000	BNP	03/03/20	1,016,236
USD	996,885	AUD	1,488,000	CITI	03/03/20	316
USD	10,438,911	AUD	15,586,000	TDB	03/03/20	385
USD	310,051	ILS	1,068,000	MS	03/03/20	203

S c h e d u l e o f I n v e s t m e n ts	21

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	8,146,855	NZD	12,521,000	SSB	03/03/20	$50,505
USD	264,126	NZD	408,000	TDB	03/03/20	303
USD	38,171,951	SGD	51,996,000	RBS	03/03/20	66,942
						48,139,104
AUD	297,634,000	USD	200,236,964	BNP	02/04/20	(1,000,750)
AUD	11,554,000	USD	8,128,562	BOA	02/04/20	(394,314)
AUD	787,000	USD	543,152	MS	02/04/20	(16,334)
AUD	1,967,000	USD	1,383,704	RBS	02/04/20	(66,994)
AUD	159,000	USD	108,488	SSB	02/04/20	(2,053)
DKK	981,000	USD	146,352	MS	02/04/20	(758)
DKK	4,918,000	USD	740,595	SSB	02/04/20	(10,694)
EUR	22,000	USD	24,489	BNP	02/04/20	(90)
EUR	9,398,000	USD	10,570,579	BOA	02/04/20	(147,732)
EUR	2,200,000	USD	2,452,364	MS	02/04/20	(12,455)
EUR	10,466,000	USD	11,775,517	SSB	02/04/20	(168,205)
GBP	63,000	USD	83,536	CITI	02/04/20	(344)
GBP	4,311,000	USD	5,723,976	IBC	02/04/20	(31,301)
HKD	764,664,000	USD	98,476,993	MS	02/04/20	(21,555)
ILS	1,255,000	USD	363,945	CITI	02/04/20	(262)
ILS	160,000	USD	46,430	HSBC	02/04/20	(64)
NOK	3,256,000	USD	370,599	JPM	02/04/20	(16,607)
NOK	4,000	USD	451	MS	02/04/20	(16)
NOK	1,822,000	USD	206,585	SSB	02/04/20	(8,498)
NZD	12,706,000	USD	8,268,028	SSB	02/04/20	(54,872)
SEK	14,558,000	USD	1,561,357	BOA	02/04/20	(49,136)
SEK	19,000	USD	2,013	MS	02/04/20	(39)
SEK	1,953,000	USD	205,914	NAB	02/04/20	(3,045)
SEK	395,000	USD	41,319	SSB	02/04/20	(288)
SGD	325,000	USD	241,715	BNP	02/04/20	(3,549)
SGD	1,060,000	USD	788,557	JPM	02/04/20	(11,772)
SGD	51,996,000	USD	38,169,542	RBS	02/04/20	(66,068)
SGD	161,000	USD	119,476	SSB	02/04/20	(1,492)
USD	574,109,221	CHF	554,134,000	MS	02/04/20	(1,196,011)
USD	3,137,503	CHF	3,042,000	SSB	02/04/20	(20,720)
USD	141,914	DKK	962,000	SSB	02/04/20	(861)
USD	87,468	DKK	593,000	TDB	02/04/20	(541)
USD	3,834,941	EUR	3,479,000	SSB	02/04/20	(23,442)
USD	2,505,740	GBP	1,913,000	BNP	02/04/20	(20,376)
USD	498,306,873	GBP	379,090,000	HSBC	02/04/20	(2,281,410)
USD	505,124	GBP	388,000	RBS	02/04/20	(7,229)
USD	2,525,272	GBP	1,929,000	SSB	02/04/20	(21,972)
USD	1,109,374	HKD	8,643,000	HSBC	02/04/20	(3,469)
USD	98,171,487	HKD	764,664,000	MS	02/04/20	(283,950)
USD	20,502	ILS	71,000	BNP	02/04/20	(73)
USD	25,775	ILS	89,000	CSI	02/04/20	(16)
USD	10,081	ILS	35,000	HSBC	02/04/20	(61)
USD	10,129	ILS	35,000	MS	02/04/20	(14)
USD	10,247,150	ILS	35,427,000	RBS	02/04/20	(19,165)
USD	41,653	ILS	144,000	SSB	02/04/20	(77)

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,139,378	JPY	125,084,000	BNY	02/04/20	$(15,013)
USD	751,956,187	JPY	81,960,342,000	BOA	02/04/20	(4,449,535)
USD	754,196	JPY	83,001,000	HSBC	02/04/20	(11,814)
USD	1,863,926	JPY	203,365,000	JPM	02/04/20	(12,914)
USD	2,261,309	JPY	247,382,000	MS	02/04/20	(21,761)
USD	1,895,302	JPY	207,046,000	SSB	02/04/20	(15,510)
HKD	20,127,000	USD	2,590,699	MS	03/03/20	(539)
USD	293,762,735	CHF	284,510,000	MS	03/03/20	(2,192,668)
USD	3,214,524	DKK	21,636,000	BNP	03/03/20	(2,715)
USD	54,617,129	DKK	369,717,000	SSB	03/03/20	(359,202)
USD	944,905,124	EUR	855,697,000	BNP	03/03/20	(5,732,521)
USD	19,068,903	EUR	17,178,000	CITI	03/03/20	(15,018)
USD	1,666,105	GBP	1,263,000	BOA	03/03/20	(2,929)
USD	492,828,028	GBP	378,154,000	CITI	03/03/20	(6,896,569)
USD	98,372,977	HKD	764,653,000	MS	03/03/20	(30,836)
USD	9,984,421	ILS	34,419,000	BNP	03/03/20	(1,234)
USD	174,274	ILS	601,000	MS	03/03/20	(88)
USD	5,591,861	JPY	605,188,000	BNP	03/03/20	(1,636)
USD	740,512,108	JPY	80,559,942,000	HSBC	03/03/20	(4,069,455)
USD	17,947,106	NOK	165,483,000	CITI	03/03/20	(46,043)
USD	180,971	NOK	1,668,000	JPM	03/03/20	(393)
USD	4,457	NOK	41,000	SSB	03/03/20	(1)
USD	77,578	NZD	120,000	SSB	03/03/20	(17)
USD	78,609,728	SEK	757,839,000	HSBC	03/03/20	(215,768)
USD	2,198,639	SEK	21,164,000	JPM	03/03/20	(2,703)
USD	282,769	SEK	2,720,000	SSB	03/03/20	(148)
USD	272,549	SGD	372,000	BNP	03/03/20	(68)
USD	106,246	SGD	145,000	SSB	03/03/20	(16)
						(30,065,788)
	Net unrealized appreciation					$18,073,316

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$48,139,104

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$30,065,788

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
January 31, 2020

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$34,044,007
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$(53,489,408)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$2,249,061,228
Average amounts sold — in USD	$4,240,633,501

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$48,139,104	$30,065,788
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$48,139,104	$30,065,788
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$48,139,104	$30,065,788

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset (a)	Net Amount of Derivative Assets	(b)
Bank of America N.A.	$695,976	$(695,976)	$—
BNP Paribas SA	7,068,425	(6,763,012)	305,413
Citibank N.A.	9,647,347	(6,958,236)	2,689,111
Credit Suisse International	2,417	(16)	2,401
HSBC Bank PLC	5,098,473	(5,098,473)	—
Imperial Bank of Canada	12,137	(12,137)	—
JPMorgan Chase Bank N.A.	497,738	(44,389)	453,349
Morgan Stanley & Co. International PLC	2,647,452	(2,647,452)	—
National Australia Bank Limited	825	(825)	—
Royal Bank of Scotland PLC	102,461	(102,461)	—
State Street Bank and Trust Co.	9,853,414	(688,068)	9,165,346
Toronto Dominion Bank	1,437	(541)	896
UBS AG	12,499,711	—	12,499,711
Westpac Banking Corp.	11,291	—	11,291
	$48,139,104	$(23,011,586)	$25,127,518

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
January 31, 2020

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities(c)
Bank of America N.A.	$5,043,646	$(695,976)	$4,347,670
Bank of New York	15,013	—	15,013
BNP Paribas SA	6,763,012	(6,763,012)	—
Citibank N.A.	6,958,236	(6,958,236)	—
Credit Suisse International	16	(16)	—
HSBC Bank PLC	6,582,041	(5,098,473)	1,483,568
Imperial Bank of Canada	31,301	(12,137)	19,164
JPMorgan Chase Bank N.A.	44,389	(44,389)	—
Morgan Stanley & Co. International PLC	3,777,024	(2,647,452)	1,129,572
National Australia Bank Limited	3,045	(825)	2,220
Royal Bank of Scotland PLC	159,456	(102,461)	56,995
State Street Bank and Trust Co.	688,068	(688,068)	—
Toronto Dominion Bank	541	(541)	—
	$30,065,788	$(23,011,586)	$7,054,202

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$2,988,854,391	$—	$—	$2,988,854,391
Money Market Funds	2,222,000	—	—	2,222,000
	$2,991,076,391	$—	$—	$2,991,076,391
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$48,139,104	$—	$48,139,104
Liabilities
Forward Foreign Currency Exchange Contracts	—	(30,065,788)	—	(30,065,788)
	$—	$18,073,316	$—	$18,073,316

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI EAFE Small-Cap ETF(a)	600,549	$35,978,891

Total Investment Companies — 100.4%
(Cost: $36,182,304)		35,978,891

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Treasury, SL Agency Shares,1.50%(a)(b)	458,000	458,000
Total Short-Term Investments — 1.3%
(Cost: $458,000)		458,000

Total Investments in Securities — 101.7%
(Cost: $36,640,304)		36,436,891

Other Assets, Less Liabilities — (1.7)%		(595,325)

Net Assets — 100.0%		$35,841,566

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	0	(b)	—	—	$—	$3,870	(c)	$90		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	13,000	445,000	(b)	—	458,000	458,000	332		—		—
iShares MSCI EAFE Small-Cap ETF	453,282	253,543		(106,276)	600,549	35,978,891	724,830		329,880		1,390,478
						$36,436,891	$729,032		$329,970		$1,390,478

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	3,907,000	USD	4,039,056	MS	02/04/20	$17,214
DKK	8,835,000	USD	1,307,254	MS	02/04/20	3,986
EUR	15,287,000	USD	16,897,645	MS	02/04/20	56,395
GBP	11,266,000	USD	14,799,457	MS	02/04/20	77,294
HKD	5,993,000	USD	771,368	MS	02/04/20	270
ILS	2,290,000	USD	663,209	MS	02/04/20	405
JPY	2,703,830,000	USD	24,893,884	MS	02/04/20	59,556
NOK	14,786,000	USD	1,603,169	MS	02/04/20	4,363
SEK	44,272,000	USD	4,590,866	MS	02/04/20	7,915
SGD	878,000	USD	643,270	MS	02/04/20	141
USD	6,050,465	AUD	8,838,000	MS	02/04/20	134,307
USD	667,080	DKK	4,433,000	MS	02/04/20	9,159
USD	8,655,079	EUR	7,714,000	MS	02/04/20	99,871

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	98,123	GBP	74,000	MS	02/04/20	$406
USD	771,807	HKD	5,993,000	MS	02/04/20	169
USD	688,715	ILS	2,375,000	MS	02/04/20	469
USD	464,362	JPY	50,283,000	MS	02/04/20	304
USD	878,049	NOK	7,718,000	MS	02/04/20	38,949
USD	683,838	NZD	1,036,000	MS	02/04/20	14,168
USD	2,490,436	SEK	23,200,000	MS	02/04/20	80,523
USD	651,259	SGD	878,000	MS	02/04/20	7,847
CHF	7,000	USD	7,271	MS	03/03/20	11
DKK	29,000	USD	4,308	MS	03/03/20	4
EUR	41,000	USD	45,508	MS	03/03/20	41
GBP	118,000	USD	155,671	MS	03/03/20	264
ILS	8,000	USD	2,320	MS	03/03/20	1
JPY	20,347,000	USD	187,899	MS	03/03/20	160
SEK	17,000	USD	1,767	MS	03/03/20	2
USD	2,780,434	AUD	4,137,000	MS	03/03/20	9,731
USD	44,708	ILS	154,000	MS	03/03/20	29
USD	315,835	NZD	486,000	MS	03/03/20	1,577
USD	574,605	SGD	783,000	MS	03/03/20	788
						626,319
AUD	8,838,000	USD	5,937,819	MS	02/04/20	(21,661)
CHF	1,000	USD	1,039	MS	02/04/20	(1)
DKK	405,000	USD	60,451	MS	02/04/20	(343)
EUR	769,000	USD	858,293	MS	02/04/20	(5,434)
GBP	50,000	USD	66,421	MS	02/04/20	(397)
HKD	5,993,000	USD	771,806	MS	02/04/20	(169)
ILS	2,460,000	USD	713,370	MS	02/04/20	(492)
NOK	650,000	USD	73,280	MS	02/04/20	(2,612)
NZD	1,036,000	USD	672,501	MS	02/04/20	(2,831)
SEK	2,128,000	USD	225,555	MS	02/04/20	(4,507)
SGD	878,000	USD	645,202	MS	02/04/20	(1,790)
USD	4,048,623	CHF	3,908,000	MS	02/04/20	(8,686)
USD	712,798	DKK	4,807,000	MS	02/04/20	(629)
USD	9,243,942	EUR	8,342,000	MS	02/04/20	(7,749)
USD	14,806,313	GBP	11,242,000	MS	02/04/20	(38,746)
USD	769,533	HKD	5,993,000	MS	02/04/20	(2,105)
USD	687,166	ILS	2,375,000	MS	02/04/20	(1,081)
USD	24,429,984	JPY	2,653,547,000	MS	02/04/20	(59,398)
USD	837,293	NOK	7,718,000	MS	02/04/20	(1,807)
USD	2,406,976	SEK	23,200,000	MS	02/04/20	(2,938)
USD	643,271	SGD	878,000	MS	02/04/20	(141)
HKD	241,000	USD	31,022	MS	03/03/20	(7)
NOK	53,000	USD	5,764	MS	03/03/20	(1)
USD	1,880,086	CHF	1,821,000	MS	03/03/20	(14,170)
USD	649,917	DKK	4,394,000	MS	03/03/20	(3,464)
USD	8,193,385	EUR	7,420,000	MS	03/03/20	(49,873)
USD	6,779,420	GBP	5,173,000	MS	03/03/20	(56,618)
USD	699,087	HKD	5,434,000	MS	03/03/20	(219)
USD	1,220,916	ILS	4,210,000	MS	03/03/20	(491)

S c h e d u l e of I n v e s t m e n t s	27

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
January 31, 2020

Forward Foreign Currency Exchange Contracts (continued)

						Unrealized Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	11,085,870	JPY	1,204,051,000	MS	03/03/20	$(42,665)
USD	768,673	NOK	7,093,000	MS	03/03/20	(2,556)
USD	647	NZD	1,000	MS	03/03/20	—
USD	2,272,697	SEK	21,899,000	MS	03/03/20	(5,095)
USD	15,386	SGD	21,000	MS	03/03/20	(4)
						(338,680)
	Net unrealized appreciation					$287,639

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$626,319
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$338,680

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$164,663
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts.	$(324,893)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$54,852,788
Average amounts sold — in USD	$86,375,388

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund's derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$626,319	$338,680
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$626,319	$338,680
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$626,319	$338,680

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
January 31, 2020

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Received	(b)	Net Amount of Derivative Assets	(c)(d)
Morgan Stanley & Co. International PLC	$626,319	$(338,680)		$(287,639)		$—

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	(a)	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Morgan Stanley & Co. International PLC	$338,680	$(338,680)		$—	$—

(a)	The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$35,978,891	$—	$—	$35,978,891
Money Market Funds	458,000	—	—	458,000
	$36,436,891	$—	$—	$36,436,891
Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$626,319	$—	$626,319
Liabilities
Forward Foreign Currency Exchange Contracts	—	(338,680)	—	(338,680)
	$—	$287,639	$—	$287,639

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Banco Macro SA, ADR	9,194	$281,980
Globant SA(a)	6,220	763,194
Grupo Financiero Galicia SA, ADR	17,002	243,978
Telecom Argentina SA, ADR	7,517	84,792
YPF SA, ADR	32,159	301,973
		1,675,917

Australia — 4.8%
AGL Energy Ltd.	97,946	1,308,120
Alumina Ltd.	562,987	821,624
AMP Ltd.	554,411	677,349
APA Group	156,566	1,187,532
Aristocrat Leisure Ltd.	96,094	2,328,750
ASX Ltd.	31,467	1,804,688
Aurizon Holdings Ltd.	399,490	1,446,842
AusNet Services	117,687	139,450
Australia & New Zealand Banking Group Ltd.	457,576	7,887,847
Bendigo & Adelaide Bank Ltd.	120,306	838,409
BHP Group Ltd.	488,226	12,877,606
BHP Group PLC	338,702	7,410,627
BlueScope Steel Ltd.	97,067	925,986
Boral Ltd.	213,041	710,249
Brambles Ltd.	271,259	2,293,536
Caltex Australia Ltd.	38,804	893,101
Challenger Ltd.	87,843	526,318
CIMIC Group Ltd.	20,103	394,183
Coca-Cola Amatil Ltd.	64,673	518,678
Cochlear Ltd.	8,446	1,363,052
Coles Group Ltd.	186,596	2,067,371
Commonwealth Bank of Australia	286,561	16,356,125
Computershare Ltd.	94,013	1,132,236
Crown Resorts Ltd.	85,300	668,118
CSL Ltd.	74,824	15,630,869
Dexus	138,328	1,177,918
Flight Centre Travel Group Ltd.	5,980	157,370
Fortescue Metals Group Ltd.	238,826	1,821,056
Goodman Group	272,925	2,720,546
GPT Group (The)	326,333	1,310,781
Harvey Norman Holdings Ltd.	53,331	151,021
Incitec Pivot Ltd.	202,566	444,793
Insurance Australia Group Ltd.	398,795	1,890,171
James Hardie Industries PLC	74,883	1,594,147
Lendlease Group	94,476	1,146,035
Macquarie Group Ltd.	51,675	5,008,147
Magellan Financial Group Ltd.	20,433	920,177
Medibank Pvt Ltd.	523,913	1,087,274
Mirvac Group	720,380	1,639,678
National Australia Bank Ltd.	474,670	8,217,474
Newcrest Mining Ltd.	125,680	2,484,549
Oil Search Ltd.	230,650	1,117,918
Orica Ltd.	76,615	1,170,948
Origin Energy Ltd.	291,199	1,598,534
Qantas Airways Ltd.	69,539	298,404
QBE Insurance Group Ltd.	237,290	2,184,239
Ramsay Health Care Ltd.	27,451	1,455,464
REA Group Ltd.	7,954	607,560
Rio Tinto Ltd.	55,206	3,650,307
Santos Ltd.	284,946	1,657,679
Scentre Group	859,570	2,221,194
Security	Shares	Value

Australia (continued)
Seek Ltd.	64,025	$972,528
Sonic Healthcare Ltd.	93,889	1,990,585
South32 Ltd.	819,830	1,448,924
Stockland	388,351	1,279,109
Suncorp Group Ltd.	209,995	1,807,873
Sydney Airport	226,638	1,272,954
Tabcorp Holdings Ltd.	364,503	1,144,437
Telstra Corp. Ltd.	633,814	1,629,338
TPG Telecom Ltd.	37,600	188,281
Transurban Group	434,135	4,562,916
Treasury Wine Estates Ltd.	128,123	1,117,608
Vicinity Centres	600,813	1,021,624
Washington H Soul Pattinson & Co. Ltd.	27,893	402,402
Wesfarmers Ltd.	192,841	5,836,492
Westpac Banking Corp.	574,744	9,665,228
WiseTech Global Ltd.(b)	22,026	369,075
Woodside Petroleum Ltd.	146,916	3,415,796
Woolworths Group Ltd.	213,048	5,967,428
Worley Ltd.	54,300	553,991
		174,588,639

Austria — 0.1%
ANDRITZ AG	10,956	431,750
Erste Group Bank AG	42,421	1,558,883
OMV AG	26,003	1,296,456
Raiffeisen Bank International AG	31,475	718,540
Verbund AG	9,507	502,762
voestalpine AG	27,688	672,590
		5,180,981

Belgium — 0.6%
Ageas	37,329	2,058,886
Anheuser-Busch InBev SA/NV	123,326	9,350,955
Colruyt SA	8,883	444,463
Galapagos NV(a)	6,880	1,540,895
Groupe Bruxelles Lambert SA	16,189	1,627,576
KBC Group NV	36,957	2,713,728
Proximus SADP	15,677	446,840
Solvay SA	12,470	1,292,653
Telenet Group Holding NV	5,688	264,619
UCB SA	19,774	1,820,578
Umicore SA(b)	32,118	1,479,608
		23,040,801

Brazil — 1.3%
Ambev SA	750,700	3,135,785
Atacadao SA	29,200	154,362
B2W Cia. Digital(a)	38,355	639,063
B3 SA - Brasil, Bolsa, Balcao	370,171	4,175,333
Banco Bradesco SA	135,700	995,541
Banco BTG Pactual SA	36,300	637,103
Banco do Brasil SA	148,700	1,689,089
Banco Santander Brasil SA	36,300	357,372
BB Seguridade Participacoes SA	149,200	1,214,340
BR Malls Participacoes SA	190,355	819,641
BRF SA(a)	88,559	633,119
CCR SA	228,100	973,625
Cia. de Saneamento Basico do Estado de Sao Paulo	65,200	930,720
Cia. Siderurgica Nacional SA	121,600	367,084
Cielo SA	224,224	370,974
Cogna Educacao	258,844	703,859
Cosan SA	13,300	248,057

30	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Embraer SA	139,000	$590,057
Energisa SA	7,200	92,956
Engie Brasil Energia SA	53,300	649,217
Equatorial Energia SA	45,500	253,840
Hapvida Participacoes e Investimentos SA(c)	36,300	510,277
Hypera SA	87,500	728,339
IRB Brasil Resseguros S/A	116,600	1,223,233
JBS SA	190,600	1,230,152
Klabin SA	139,500	677,383
Localiza Rent a Car SA	118,590	1,488,324
Lojas Americanas SA(a)	1,634	10,535
Lojas Renner SA	152,840	2,054,796
Magazine Luiza SA	115,400	1,506,891
Multiplan Empreendimentos Imobiliarios SA	14,100	114,430
Natura & Co. Holding SA	76,200	848,440
Notre Dame Intermedica Participacoes SA	71,700	1,178,039
Petrobras Distribuidora SA	114,900	774,380
Petroleo Brasileiro SA	507,800	3,606,559
Porto Seguro SA	6,500	100,590
Raia Drogasil SA	38,700	1,124,978
Rumo SA(a)	204,700	1,111,342
Sul America SA	42,900	632,469
Suzano SA	97,600	906,053
TIM Participacoes SA	196,260	769,287
Ultrapar Participacoes SA	137,200	811,016
Vale SA	513,099	6,036,035
WEG SA	118,300	1,091,020
		48,165,705
Canada — 6.7%
Agnico Eagle Mines Ltd.	40,642	2,513,716
Air Canada(a)	25,243	846,110
Algonquin Power & Utilities Corp.	84,671	1,297,066
Alimentation Couche-Tard Inc., Class B	145,676	4,871,838
AltaGas Ltd.	37,634	606,390
Atco Ltd., Class I, NVS	5,556	216,854
Aurora Cannabis Inc.(a)(b)	116,609	220,425
Bank of Montreal	106,471	8,125,302
Bank of Nova Scotia (The)	194,736	10,642,711
Barrick Gold Corp.	283,548	5,254,819
Bausch Health Companies Inc.(a)	52,291	1,435,625
BCE Inc.	30,822	1,453,298
BlackBerry Ltd.(a)	93,024	566,915
Bombardier Inc., Class B(a)	381,189	354,514
Brookfield Asset Management Inc., Class A	141,787	8,681,646
CAE Inc.	48,263	1,432,326
Cameco Corp.	76,409	616,449
Canadian Apartment Properties REIT	3,282	140,457
Canadian Imperial Bank of Commerce	68,883	5,620,849
Canadian National Railway Co.	118,716	11,100,985
Canadian Natural Resources Ltd.	189,547	5,334,346
Canadian Pacific Railway Ltd.	23,464	6,237,019
Canadian Tire Corp. Ltd., Class A, NVS	11,234	1,205,581
Canadian Utilities Ltd., Class A, NVS	44,790	1,371,589
Canopy Growth Corp.(a)(b)	33,753	760,530
CCL Industries Inc., Class B, NVS	28,063	1,184,224
Cenovus Energy Inc.	176,134	1,534,206
CGI Inc.(a)	40,229	3,082,231
CI Financial Corp.	26,789	469,727
Constellation Software Inc.	3,366	3,540,338
Cronos Group Inc.(a)(b)	32,537	234,454
Security	Shares	Value

Canada (continued)
Dollarama Inc.	50,438	$1,719,594
Emera Inc.	28,432	1,267,514
Empire Co. Ltd., Class A, NVS	35,527	824,679
Enbridge Inc.	332,946	13,546,425
Fairfax Financial Holdings Ltd.	4,436	1,986,213
First Capital Real Estate Investment Trust	28,177	461,681
First Quantum Minerals Ltd.	110,732	867,403
Fortis Inc.	68,364	2,983,607
Franco-Nevada Corp.	31,994	3,639,074
George Weston Ltd.	16,505	1,330,958
Gildan Activewear Inc.	30,351	841,534
Great-West Lifeco Inc.	56,695	1,469,942
H&R Real Estate Investment Trust	63,061	1,019,905
Husky Energy Inc.	76,988	501,203
Hydro One Ltd.(c)	57,695	1,173,487
iA Financial Corp. Inc.	12,347	679,923
IGM Financial Inc.	2,920	84,495
Imperial Oil Ltd.	44,615	1,058,575
Intact Financial Corp.	20,762	2,250,688
Inter Pipeline Ltd.	61,847	1,031,134
Keyera Corp.	26,791	699,477
Kinross Gold Corp.(a)	215,725	1,094,488
Kirkland Lake Gold Ltd.	34,243	1,405,140
Loblaw Companies Ltd.	29,914	1,566,100
Lundin Mining Corp.	141,185	740,860
Magna International Inc.	49,366	2,504,227
Manulife Financial Corp.	315,033	6,140,827
Methanex Corp.	11,276	365,849
Metro Inc.	45,697	1,864,091
National Bank of Canada.	54,694	3,036,695
Nutrien Ltd.	91,616	3,913,189
Onex Corp.	17,914	1,149,974
Open Text Corp.	48,426	2,180,827
Parkland Fuel Corp.	12,366	430,573
Pembina Pipeline Corp.	88,505	3,391,504
Power Corp. of Canada	61,236	1,528,874
Power Financial Corp.	53,028	1,377,273
PrairieSky Royalty Ltd.	42,990	471,653
Quebecor Inc., Class B	19,067	473,449
Restaurant Brands International Inc.	36,199	2,209,903
RioCan REIT	58,443	1,200,190
Rogers Communications Inc., Class B, NVS.	60,335	3,022,795
Royal Bank of Canada	228,650	18,080,388
Saputo Inc.	43,975	1,351,951
Shaw Communications Inc., Class B, NVS	73,825	1,443,510
Shopify Inc., Class A(a)	16,468	7,674,358
Stars Group Inc. (The)(a)	38,013	907,679
Sun Life Financial Inc.	92,471	4,350,343
Suncor Energy Inc.	258,904	7,918,541
TC Energy Corp.	148,147	8,129,014
Teck Resources Ltd., Class B	78,949	1,020,776
TELUS Corp.	42,873	1,719,718
Thomson Reuters Corp.	35,291	2,838,917
Toronto-Dominion Bank (The)	293,412	16,226,346
West Fraser Timber Co. Ltd.	9,150	366,816
Wheaton Precious Metals Corp.	74,135	2,183,887
WSP Global Inc.	13,894	988,039
		245,658,815
Chile — 0.2%
Aguas Andinas SA, Class A	1,209,029	452,970

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Banco de Chile	3,895,956	$383,399
Banco de Credito e Inversiones SA	13,745	573,550
Banco Santander Chile	10,368,107	512,621
Cencosud SA	229,447	283,680
Cia. Cervecerias Unidas SA	23,780	209,814
Colbun SA	2,800,851	407,500
Empresas CMPC SA	180,620	413,917
Empresas COPEC SA	69,025	615,483
Enel Americas SA	6,483,841	1,276,954
Enel Chile SA	7,657,934	725,880
Itau CorpBanca	35,941,573	174,605
Latam Airlines Group SA	42,443	352,378
SACI Falabella	119,430	468,332
		6,851,083
China — 9.2%
3SBio Inc.(a)(c)	302,500	388,794
51job Inc., ADR(a)(b)	5,298	382,251
58.com Inc., ADR(a)(b)	16,411	912,780
AAC Technologies Holdings Inc.(b)	133,000	954,906
Agile Group Holdings Ltd.	146,000	194,418
Agricultural Bank of China Ltd., Class A	1,199,800	603,087
Agricultural Bank of China Ltd., Class H	4,062,000	1,579,832
Aier Eye Hospital Group Co. Ltd., Class A	85,198	486,651
Air China Ltd., Class H	580,000	481,036
Alibaba Group Holding Ltd., ADR(a)	278,346	57,503,500
Alibaba Health Information Technology Ltd.(a)	760,000	1,072,725
Alibaba Pictures Group Ltd.(a)	3,630,000	518,912
A-Living Services Co. Ltd., Class H(c)	81,000	271,742
Aluminum Corp. of China Ltd., Class H(a)	774,000	229,262
Anhui Conch Cement Co. Ltd., Class A	52,798	361,899
Anhui Conch Cement Co. Ltd., Class H	227,500	1,467,855
ANTA Sports Products Ltd.	226,000	1,983,528
Autohome Inc., ADR(a)	10,162	777,190
AviChina Industry & Technology Co. Ltd., Class H	891,000	374,076
BAIC Motor Corp. Ltd., Class H(c)	387,500	193,129
Baidu Inc., ADR(a)	45,024	5,563,165
Bank of Beijing Co. Ltd., Class A	831,498	643,560
Bank of China Ltd., Class A	617,300	318,223
Bank of China Ltd., Class H	12,902,000	5,034,586
Bank of Communications Co. Ltd., Class A	750,600	586,306
Bank of Communications Co. Ltd., Class H	1,149,800	740,383
Bank of Ningbo Co. Ltd., Class A	168,498	647,977
Bank of Shanghai Co. Ltd., Class A	415,799	529,041
Baoshan Iron & Steel Co. Ltd., Class A	461,996	358,234
Baozun Inc., ADR(a)(b)	8,735	263,011
Beijing Capital International Airport Co. Ltd., Class H	526,000	425,412
Beijing Enterprises Holdings Ltd.	41,500	182,517
Beijing Enterprises Water Group Ltd.	1,526,000	685,874
BEST Inc., ADR(a)(b)	24,896	132,198
BOE Technology Group Co. Ltd., Class A	647,700	436,560
Bosideng International Holdings Ltd.	542,000	180,087
Brilliance China Automotive Holdings Ltd.(b)	676,000	606,797
BYD Co. Ltd., Class H(b)	127,500	674,864
BYD Electronic International Co. Ltd.	120,000	235,521
CGN Power Co. Ltd., Class H(c)	758,000	187,428
China Agri-Industries Holdings Ltd.	180,000	96,666
China Aoyuan Group Ltd.	179,000	242,512
China Cinda Asset Management Co. Ltd., Class H	506,000	102,309
China CITIC Bank Corp. Ltd., Class H	726,000	381,470
China Communications Construction Co. Ltd., Class H	775,000	550,941
Security	Shares	Value

China (continued)
China Communications Services Corp. Ltd., Class H	230,000	$156,100
China Conch Venture Holdings Ltd.	358,000	1,597,535
China Construction Bank Corp., Class H	16,024,050	12,278,728
China East Education Holdings Ltd.(a)(c)	67,000	125,459
China Eastern Airlines Corp. Ltd., Class H(a)	122,000	56,248
China Education Group Holdings Ltd.	66,000	81,343
China Everbright Bank Co. Ltd., Class A	898,400	515,732
China Everbright Bank Co. Ltd., Class H	334,000	134,634
China Everbright International Ltd.	878,037	628,712
China Everbright Ltd.(b)	278,000	430,342
China Evergrande Group	374,000	836,152
China First Capital Group Ltd.(a)	760,000	24,469
China Galaxy Securities Co. Ltd., Class H	933,500	468,860
China Gas Holdings Ltd.	305,400	1,211,390
China Hongqiao Group Ltd.	387,500	191,632
China Huarong Asset Management Co. Ltd., Class H(c)	515,000	68,314
China International Capital Corp. Ltd., Class H(c)	360,000	631,457
China International Travel Service Corp. Ltd., Class A	40,198	470,703
China Jinmao Holdings Group Ltd.	1,164,000	788,502
China Lesso Group Holdings Ltd.	196,000	254,437
China Life Insurance Co. Ltd., Class A	59,500	274,100
China Life Insurance Co. Ltd., Class H	1,171,000	2,841,201
China Literature Ltd.(a)(b)(c)	39,000	163,486
China Longyuan Power Group Corp. Ltd., Class H.	903,000	537,272
China Medical System Holdings Ltd.	227,000	305,204
China Mengniu Dairy Co. Ltd.(b)	423,000	1,568,906
China Merchants Bank Co. Ltd., Class A	249,900	1,313,592
China Merchants Bank Co. Ltd., Class H	574,593	2,804,553
China Merchants Port Holdings Co. Ltd.	240,000	372,136
China Merchants Securities Co. Ltd., Class A	261,400	699,899
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	194,197	502,769
China Minsheng Banking Corp. Ltd., Class A	850,595	738,507
China Minsheng Banking Corp. Ltd., Class H	944,240	663,956
China Mobile Ltd.	1,028,000	8,499,478
China Molybdenum Co. Ltd., Class	1,074,000	401,113
China National Building Material Co. Ltd., Class	764,000	738,920
China Oilfield Services Ltd., Class H	246,000	360,530
China Overseas Land & Investment Ltd.	642,000	2,087,664
China Pacific Insurance Group Co. Ltd., Class A	99,097	508,872
China Pacific Insurance Group Co. Ltd., Class H	387,600	1,305,328
China Petroleum & Chemical Corp., Class A	569,298	401,601
China Petroleum & Chemical Corp., Class H	3,809,000	2,025,933
China Power International Development Ltd.	768,000	149,349
China Railway Construction Corp. Ltd., Class A	324,400	436,375
China Railway Construction Corp. Ltd., Class H	290,000	284,962
China Railway Group Ltd., Class A	967,896	768,479
China Railway Group Ltd., Class H	488,000	269,613
China Railway Signal & Communication Corp. Ltd., Class H(c)	96,000	46,610
China Renewable Energy Investment Ltd.(a)(d)	7,401	0	(e)
China Resources Beer Holdings Co. Ltd.	314,000	1,465,891
China Resources Cement Holdings Ltd.	290,000	328,285
China Resources Gas Group Ltd.	148,000	783,371
China Resources Land Ltd.	448,000	1,886,644
China Resources Pharmaceutical Group Ltd.(c)	97,500	81,994
China Resources Power Holdings Co. Ltd.	254,000	342,814
China Shenhua Energy Co. Ltd., Class H	574,500	1,016,578
China Shipbuilding Industry Co. Ltd., Class A	506,200	364,318
China Southern Airlines Co. Ltd., Class H	194,000	108,681

32	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China State Construction Engineering Corp. Ltd., Class A	732,998	$572,557
China State Construction International Holdings Ltd.	512,000	409,473
China Taiping Insurance Holdings Co. Ltd.	305,400	644,239
China Telecom Corp. Ltd., Class H	2,298,000	899,679
China Tower Corp. Ltd., Class H(c)	7,312,000	1,534,928
China Traditional Chinese Medicine Holdings Co. Ltd.	228,000	106,294
China Unicom Hong Kong Ltd.	1,094,000	921,423
China United Network Communications Ltd., Class A	647,495	522,412
China Vanke Co. Ltd., Class A	152,500	631,098
China Vanke Co. Ltd., Class H	190,400	676,769
China Yangtze Power Co. Ltd., Class A	298,999	732,255
China Zhongwang Holdings Ltd.	99,600	33,350
Chongqing Rural Commercial Bank Co. Ltd., Class H	90,000	41,494
CIFI Holdings Group Co. Ltd.	720,000	502,569
CITIC Ltd.	949,000	1,076,729
CITIC Securities Co. Ltd., Class A	192,500	656,987
CITIC Securities Co. Ltd., Class H	192,500	375,832
CNOOC Ltd.	2,992,000	4,569,939
Contemporary Amperex Technology Co. Ltd., Class A	35,600	663,776
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	106,000	46,687
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	1,122,000	404,590
COSCO SHIPPING Ports Ltd.	154,000	109,477
Country Garden Holdings Co. Ltd.	1,356,828	1,740,397
Country Garden Services Holdings Co. Ltd.(b)	280,000	915,916
CRRC Corp. Ltd., Class A	531,093	512,679
CRRC Corp. Ltd., Class H	386,000	256,011
CSPC Pharmaceutical Group Ltd.	766,000	1,706,629
Dali Foods Group Co. Ltd.(c)	202,500	143,173
Daqin Railway Co. Ltd., Class A	446,300	490,734
Dongfeng Motor Group Co. Ltd., Class H	728,000	549,406
East Money Information Co. Ltd., Class A	152,800	329,043
ENN Energy Holdings Ltd.	122,900	1,441,897
Far East Horizon Ltd.	112,000	99,525
Focus Media Information Technology Co. Ltd., Class A	149,200	125,278
Foshan Haitian Flavouring & Food Co. Ltd., Class A	39,299	601,652
Fosun International Ltd.	613,000	822,607
Fuyao Glass Industry Group Co. Ltd., Class H(c)	34,000	98,082
GDS Holdings Ltd., ADR(a)(b)	10,789	557,899
Geely Automobile Holdings Ltd.(b)	809,000	1,306,502
Genscript Biotech Corp.(a)	178,000	413,543
GF Securities Co. Ltd., Class H	162,000	179,214
GOME Retail Holdings Ltd.(a)(b)	3,849,320	356,928
Great Wall Motor Co. Ltd., Class H	724,500	485,183
Gree Electric Appliances Inc. of Zhuhai, Class A	59,200	540,533
Greentown Service Group Co. Ltd.	134,000	142,199
Guangdong Investment Ltd.	494,000	1,007,735
Guangzhou Automobile Group Co. Ltd., Class H	770,028	781,442
Guangzhou R&F Properties Co. Ltd., Class H	304,400	464,152
Guotai Junan Securities Co. Ltd., Class A	314,500	789,079
Guotai Junan Securities Co. Ltd., Class H(c)	49,000	78,754
Haidilao International Holding Ltd.(b)(c)	52,000	200,904
Haier Smart Home Co. Ltd., Class A	123,800	328,292
Haitian International Holdings Ltd.	54,000	117,946
Haitong Securities Co. Ltd., Class A	380,600	790,788
Haitong Securities Co. Ltd., Class H	306,000	299,896
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	136,672	702,604
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	72,000	259,630
Security	Shares	Value

China (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	30,900	$129,110
Hengan International Group Co. Ltd.	156,000	1,145,153
Hua Hong Semiconductor Ltd.(b)(c)	84,000	204,675
Huadian Power International Corp. Ltd., Class H	104,000	34,422
Huaneng Power International Inc., Class H	982,000	466,662
Huaneng Renewables Corp. Ltd., Class H	772,000	317,155
Huatai Securities Co. Ltd., Class A	175,600	474,933
Huatai Securities Co. Ltd., Class H(c)	251,800	400,161
Huaxia Bank Co. Ltd., Class A	778,200	822,340
Huazhu Group Ltd., ADR(b)	22,603	779,803
Hutchison China MediTech Ltd., ADR(a)(b)	11,722	287,775
HUYA Inc., ADR(a)(b)	9,841	175,957
Industrial & Commercial Bank of China Ltd., Class A	857,300	700,256
Industrial & Commercial Bank of China Ltd., Class H	9,759,285	6,560,737
Industrial Bank Co. Ltd., Class A	284,442	755,095
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	106,299	465,100
Inner Mongolia Yitai Coal Co. Ltd., Class B	278,200	220,056
Innovent Biologics Inc.(a)(c)	146,000	564,077
iQIYI Inc., ADR(a)(b)	22,035	490,058
JD.com Inc., ADR(a)	117,874	4,442,671
Jiangsu Expressway Co. Ltd., Class H	88,000	109,364
Jiangsu Hengrui Medicine Co. Ltd., Class A	61,100	767,720
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	30,500	466,725
Jiangxi Copper Co. Ltd., Class H	208,000	246,978
JOYY Inc.(a)(b)	10,564	639,439
Kaisa Group Holdings Ltd.	326,000	137,287
Kingboard Holdings Ltd.	70,500	187,942
Kingdee International Software Group Co. Ltd.(b)	411,000	445,675
Kingsoft Corp. Ltd.(a)	148,000	454,584
Kunlun Energy Co. Ltd.	762,000	596,654
Kweichow Moutai Co. Ltd., Class A	14,400	2,164,894
KWG Group Holdings Ltd.	153,500	201,243
Lee & Man Paper Manufacturing Ltd.	50,000	34,965
Legend Holdings Corp., Class H(c)	114,900	214,858
Lenovo Group Ltd.	1,406,000	928,895
Li Ning Co. Ltd.	383,000	1,136,930
Logan Property Holdings Co. Ltd.	162,000	247,854
Longfor Group Holdings Ltd.(c)	365,000	1,555,912
Luxshare Precision Industry Co. Ltd., Class A	92,200	594,452
Luye Pharma Group Ltd.(b)(c)	383,000	248,596
Luzhou Laojiao Co. Ltd., Class A	38,200	450,853
Meituan Dianping, Class B(a)	174,100	2,226,446
Momo Inc., ADR	25,533	781,310
Muyuan Foodstuff Co. Ltd., Class A	30,300	353,416
NARI Technology Co. Ltd., Class A	118,300	306,950
NetEase Inc., ADR	11,608	3,723,382
New China Life Insurance Co. Ltd., Class A	44,200	302,901
New China Life Insurance Co. Ltd., Class H	129,400	489,943
New Hope Liuhe Co. Ltd., Class A	78,300	202,828
New Oriental Education & Technology Group Inc., ADR(a)	23,886	2,903,343
Nexteer Automotive Group Ltd.	117,000	86,791
NIO Inc., ADR(a)(b)	112,724	426,097
Noah Holdings Ltd.(a)(b)	7,505	254,645
People’s Insurance Co. Group of China Ltd. (The), Class H	1,021,000	368,170
PetroChina Co. Ltd., Class A	161,000	129,668
PetroChina Co. Ltd., Class H	3,448,000	1,531,971
PICC Property & Casualty Co. Ltd., Class H.	1,156,285	1,249,370

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Pinduoduo Inc., ADR(a)(b)	31,736	$1,117,742
Ping An Bank Co. Ltd., Class A	250,900	556,775
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	55,400	478,380
Ping An Insurance Group Co. of China Ltd., Class A	129,906	1,548,788
Ping An Insurance Group Co. of China Ltd., Class H	933,000	10,657,845
Poly Developments and Holdings Group Co. Ltd., Class A	198,600	434,760
Postal Savings Bank of China Co. Ltd., Class H(c)	1,046,000	653,337
Qudian Inc., ADR(a)(b)	25,633	73,823
SAIC Motor Corp. Ltd., Class A	145,600	470,100
Sany Heavy Industry Co. Ltd., Class A	228,000	521,911
Seazen Group Ltd.	298,000	302,417
Semiconductor Manufacturing International Corp.(a)	579,800	1,067,772
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	304,000	363,708
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	66,000	177,646
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	325,812	308,218
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	136,800	255,810
Shanghai Pudong Development Bank Co. Ltd., Class A	433,000	701,798
Shenwan Hongyuan Group Co. Ltd., Class A	1,088,200	749,004
Shenzhen Expressway Co. Ltd., Class H	88,000	114,237
Shenzhen International Holdings Ltd.	97,000	194,877
Shenzhen Investment Ltd.	568,000	197,504
Shenzhou International Group Holdings Ltd.	114,900	1,535,966
Shimao Property Holdings Ltd.	223,000	728,026
Shui On Land Ltd.	599,000	120,342
SINA Corp.(a)	11,822	457,984
Sino Biopharmaceutical Ltd.	1,149,000	1,541,885
Sino-Ocean Group Holding Ltd.	960,000	348,646
Sinopec Engineering Group Co. Ltd., Class H	73,000	39,673
Sinopec Shanghai Petrochemical Co. Ltd., Class H	964,000	247,055
Sinopharm Group Co. Ltd., Class H	257,600	845,961
Sinotruk Hong Kong Ltd.	100,500	174,729
SOHO China Ltd.	839,500	322,182
Sun Art Retail Group Ltd.	537,000	641,089
Sunac China Holdings Ltd.	389,000	1,903,695
Suning.com Co. Ltd., Class A	331,994	474,088
Sunny Optical Technology Group Co. Ltd.	124,800	2,036,364
TAL Education Group, ADR(a)	61,141	3,050,936
Tencent Holdings Ltd.	948,700	45,572,396
Tencent Music Entertainment Group, ADR(a)	12,080	153,295
Tingyi Cayman Islands Holding Corp.	516,000	874,520
Towngas China Co. Ltd.	53,000	32,968
TravelSky Technology Ltd., Class H	98,000	213,798
Trip.com Group Ltd., ADR(a)	73,128	2,349,603
Tsingtao Brewery Co. Ltd., Class H	72,000	401,499
Uni-President China Holdings Ltd.	141,000	144,543
Vipshop Holdings Ltd., ADR(a)(b)	73,999	942,007
Wanhua Chemical Group Co. Ltd., Class A	67,896	503,296
Want Want China Holdings Ltd.	1,209,000	1,004,269
Weibo Corp., ADR(a)(b)	9,768	416,312
Weichai Power Co. Ltd., Class H	387,000	687,787
Wens Foodstuffs Group Co. Ltd., Class A	78,800	367,736
Wharf Holdings Ltd. (The)	179,000	445,373
Wuliangye Yibin Co. Ltd., Class A	46,700	841,331
WuXi AppTec Co. Ltd., Class A	35,497	485,557
WuXi AppTec Co. Ltd., Class H(c)	31,000	378,073
Wuxi Biologics Cayman Inc.(a)(c)	117,500	1,504,897
Security	Shares	Value

China (continued)
Xiaomi Corp., Class B(a)(c)	1,227,800	$1,821,563
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	182,200	193,113
Xinyi Solar Holdings Ltd.	510,000	361,241
Yanzhou Coal Mining Co. Ltd., Class H	454,000	337,946
Yihai International Holding Ltd.	79,000	449,182
Yuexiu Property Co. Ltd.	456,000	92,200
Yum China Holdings Inc.	60,324	2,598,155
Yunnan Baiyao Group Co. Ltd., Class A	33,399	413,028
Yuzhou Properties Co. Ltd.	79,000	36,830
Zhaojin Mining Industry Co. Ltd., Class H	69,000	78,287
Zhejiang Expressway Co. Ltd., Class H	168,000	138,037
Zhenro Properties Group Ltd.	154,000	95,396
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	44,400	145,238
Zhongsheng Group Holdings Ltd.(b)	80,000	296,720
Zhuzhou CRRC Times Electric Co. Ltd., Class H	124,900	423,041
Zijin Mining Group Co. Ltd., Class A	831,200	509,203
Zijin Mining Group Co. Ltd., Class H	970,000	425,981
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	227,600	169,127
ZTE Corp., Class A(a)	38,500	215,349
ZTE Corp., Class H(a)	155,000	506,027
ZTO Express Cayman Inc., ADR	54,840	1,191,125
		334,548,126
Colombia — 0.1%
Bancolombia SA	36,867	456,821
Ecopetrol SA	992,917	921,877
Grupo Argos SA	10,512	53,649
Grupo de Inversiones Suramericana SA	8,304	77,584
Interconexion Electrica SA ESP	75,843	416,300
		1,926,231
Czech Republic — 0.0%
CEZ AS	32,919	721,417
Komercni Banka AS	12,289	423,708
Moneta Money Bank AS(c)	82,050	300,589
		1,445,714
Denmark — 1.3%
AP Moller - Maersk A/S, Class A	1,149	1,294,965
AP Moller - Maersk A/S, Class B, NVS	756	907,198
Carlsberg A/S, Class B	15,928	2,329,907
Chr Hansen Holding A/S	16,512	1,231,174
Coloplast A/S, Class B	17,592	2,220,082
Danske Bank A/S	98,490	1,648,961
Demant A/S(a)	20,603	669,112
DSV Panalpina A/S	33,158	3,607,214
Genmab A/S(a)	10,941	2,527,024
H Lundbeck A/S	13,162	559,790
ISS A/S	19,041	462,235
Novo Nordisk A/S, Class B	287,725	17,600,534
Novozymes A/S, Class B	36,950	1,928,226
Orsted A/S(c)	30,719	3,352,812
Pandora A/S	16,729	866,797
Tryg A/S	42,295	1,282,018
Vestas Wind Systems A/S	31,814	3,174,158
		45,662,207
Egypt — 0.0%
Commercial International Bank Egypt SAE	230,748	1,242,534
Eastern Co. SAE	50,349	47,832

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Egypt (continued)
EISewedy Electric Co.	294,992	$210,602
		1,500,968

Finland — 0.8%
Elisa OYJ	18,226	1,097,562
Fortum OYJ	74,988	1,816,604
Kone OYJ, Class B	57,399	3,705,894
Metso OYJ	19,997	711,579
Neste OYJ	70,207	2,791,587
Nokia OYJ	904,109	3,526,306
Nokian Renkaat OYJ	25,888	697,432
Nordea Bank Abp	514,791	4,065,496
Orion OYJ, Class B	19,432	918,879
Sampo OYJ, Class A	70,938	3,212,934
Stora Enso OYJ, Class R	106,091	1,382,624
UPM-Kymmene OYJ	85,159	2,692,468
Wartsila OYJ Abp	68,781	844,171
		27,463,536

France — 7.4%
Accor SA	28,258	1,159,614
Aeroports de Paris	4,832	915,675
Air Liquide SA	77,527	11,233,444
Airbus SE	96,380	14,231,143
Alstom SA	32,169	1,709,046
Amundi SA(c)	9,769	793,005
Arkema SA	11,135	1,024,451
Atos SE	16,702	1,390,778
AXA SA	321,687	8,584,366
BioMerieux	5,362	531,527
BNP Paribas SA	184,470	9,821,825
Bollore SA	79,012	321,700
Bouygues SA	37,979	1,503,816
Bureau Veritas SA	47,207	1,303,162
Capgemini SE	26,087	3,247,996
Carrefour SA	96,472	1,636,262
Casino Guichard Perrachon SA(b)	9,803	398,263
Cie. de Saint-Gobain	79,340	3,010,099
Cie. Generale des Etablissements Michelin SCA	26,703	3,107,189
CNP Assurances	38,768	699,003
Covivio	11,018	1,308,928
Credit Agricole SA	187,935	2,547,137
Danone SA	101,629	8,154,070
Dassault Aviation SA	156	189,821
Dassault Systemes SE	22,122	3,841,595
Edenred	41,679	2,253,546
Eiffage SA	11,722	1,360,736
Electricite de France SA(b)	90,639	1,120,477
Engie SA	297,837	5,135,781
EssilorLuxottica SA	45,754	6,807,092
Eurazeo SE	3,971	284,723
Eurofins Scientific SE(b)	1,971	1,061,552
Eutelsat Communications SA	36,115	542,107
Faurecia SE	13,738	657,240
Gecina SA	9,255	1,747,689
Getlink SE	82,695	1,461,700
Hermes International	5,282	3,960,487
ICADE	4,853	542,112
Iliad SA(b)	4,641	610,493
Ingenico Group SA	10,608	1,236,709
Ipsen SA	7,360	546,476
Security	Shares	Value

France (continued)
JCDecaux SA	3,895	$104,372
Kering SA	12,483	7,677,683
Klepierre SA	33,158	1,129,196
Legrand SA	44,615	3,579,626
L’Oreal SA	40,879	11,411,603
LVMH Moet Hennessy Louis Vuitton SE	45,612	19,981,320
Natixis SA	160,953	681,901
Orange SA	321,045	4,555,790
Pernod Ricard SA	33,673	5,840,021
Peugeot SA	96,850	1,997,396
Publicis Groupe SA	36,431	1,616,125
Remy Cointreau SA	3,740	394,573
Renault SA	29,643	1,157,812
Safran SA	54,361	8,792,447
Sanofi	185,118	17,837,602
Sartorius Stedim Biotech	5,750	1,032,926
Schneider Electric SE	90,285	9,056,875
SCOR SE	29,555	1,258,692
SEB SA	2,681	344,943
SES SA	60,575	745,470
Societe Generale SA	133,254	4,315,718
Sodexo SA	14,673	1,538,255
STMicroelectronics NV	117,787	3,301,144
Suez	66,179	1,087,626
Teleperformance	10,924	2,745,636
Thales SA	17,127	1,883,210
TOTAL SA	396,978	19,420,759
Ubisoft Entertainment SA(a)	13,970	1,062,654
Unibail-Rodamco-Westfield	16,162	2,195,856
Unibail-Rodamco-Westfield, New	6,590	895,353
Valeo SA	38,768	1,156,556
Veolia Environnement SA	87,461	2,585,940
Vinci SA	84,287	9,359,369
Vivendi SA	137,210	3,764,910
Wendel SA	4,810	642,851
Worldline SA(a)(c)	15,112	1,067,629
		268,212,674

Germany — 5.3%
adidas AG	29,724	9,414,293
Allianz SE, Registered	70,380	16,835,249
Aroundtown SA	153,795	1,454,839
BASF SE	150,794	10,205,404
Bayer AG, Registered	152,000	12,305,012
Bayerische Motoren Werke AG	55,159	3,932,925
Beiersdorf AG	16,587	1,882,288
Brenntag AG	28,601	1,485,891
Carl Zeiss Meditec AG, Bearer	7,255	888,419
Commerzbank AG	165,805	955,475
Continental AG	16,800	1,916,513
Covestro AG(c)	28,404	1,200,860
Daimler AG, Registered	148,919	6,899,166
Delivery Hero SE(a)(c)	19,546	1,508,031
Deutsche Bank AG, Registered	304,347	2,794,006
Deutsche Boerse AG	31,882	5,195,518
Deutsche Lufthansa AG, Registered	42,507	651,480
Deutsche Post AG, Registered	160,223	5,606,431
Deutsche Telekom AG, Registered	537,261	8,696,307
Deutsche Wohnen SE	56,309	2,383,743
E.ON SE	360,575	4,091,794
Evonik Industries AG	27,117	744,365

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide	4,450	$332,087
Fresenius Medical Care AG & Co. KGaA	35,493	2,741,535
Fresenius SE & Co. KGaA	66,910	3,420,154
GEA Group AG	26,459	794,329
Hannover Rueck SE	11,155	2,169,526
HeidelbergCement AG	23,753	1,613,078
Henkel AG & Co. KGaA	17,216	1,593,078
HOCHTIEF AG	2,530	293,272
Infineon Technologies AG	203,550	4,415,840
KION Group AG	11,513	723,419
Knorr-Bremse AG	6,224	679,467
LANXESS AG	15,791	950,578
Merck KGaA	21,264	2,731,157
METRO AG	36,712	512,418
MTU Aero Engines AG	9,132	2,776,951
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,460	7,513,595
Puma SE	15,530	1,246,029
QIAGEN NV(a)	37,463	1,252,138
RWE AG	90,510	3,143,502
SAP SE	161,674	21,109,475
Siemens AG, Registered	126,533	15,654,596
Siemens Healthineers AG(c)	26,790	1,261,175
Symrise AG	20,984	2,161,271
Telefonica Deutschland Holding AG	98,098	297,111
thyssenkrupp AG(b)	66,516	823,006
TUI AG	77,827	798,573
Uniper SE	35,125	1,152,585
United Internet AG, Registered	22,032	715,385
Volkswagen AG	4,810	882,721
Vonovia SE	80,040	4,571,616
Wirecard AG(b)	19,070	2,814,966
Zalando SE(a)(c)	22,820	1,098,307
		193,290,949

Greece — 0.1%
Alpha Bank AE(a)	321,860	647,027
Eurobank Ergasias SA(a)	435,448	402,217
Hellenic Telecommunications Organization SA	21,956	328,477
Jumbo SA	43,685	889,324
Motor Oil Hellas Corinth Refineries SA	1,731	36,831
National Bank of Greece SA(a)	92,536	295,750
OPAP SA	52,668	656,625
Titan Cement International SA(a)	14,274	296,121
		3,552,372

Hong Kong — 2.3%
AIA Group Ltd.	2,012,000	20,146,171
ASM Pacific Technology Ltd.	71,200	972,881
Bank of East Asia Ltd. (The)(b)	381,000	826,287
BeiGene Ltd., ADR(a)(b)	6,718	1,023,554
BOC Hong Kong Holdings Ltd.	574,500	1,919,957
Budweiser Brewing Co. APAC Ltd.(a)(c)	210,000	638,257
CK Asset Holdings Ltd.	415,060	2,683,359
CK Hutchison Holdings Ltd.	420,560	3,753,404
CK Infrastructure Holdings Ltd.	80,500	565,010
CLP Holdings Ltd.	276,500	2,889,667
Dairy Farm International Holdings Ltd.(b)	42,700	219,905
Galaxy Entertainment Group Ltd.	387,000	2,566,743
Haier Electronics Group Co. Ltd.	167,000	506,491
Hang Lung Properties Ltd.	181,000	381,352
Security	Shares	Value

Hong Kong (continued)
Hang Seng Bank Ltd.	127,100	$2,589,501
Henderson Land Development Co. Ltd.	264,617	1,199,567
HK Electric Investments & HK Electric Investments Ltd.	236,000	235,851
HKT Trust & HKT Ltd.	214,000	320,797
Hong Kong & China Gas Co. Ltd.	1,686,766	3,249,755
Hong Kong Exchanges & Clearing Ltd.	197,300	6,575,904
Hongkong Land Holdings Ltd.	153,400	817,622
Huishan Dairy(a)(d)	930,700	1,798
Jardine Matheson Holdings Ltd.	38,700	2,163,717
Jardine Strategic Holdings Ltd.	38,700	1,193,121
Kerry Properties Ltd.	74,000	208,232
Kingboard Laminates Holdings Ltd.	172,000	178,537
Link REIT	374,000	3,805,072
Melco Resorts & Entertainment Ltd., ADR	39,667	800,083
MTR Corp. Ltd.	333,500	1,885,491
New World Development Co. Ltd.	1,146,000	1,447,831
Nine Dragons Paper Holdings Ltd.	147,000	140,471
NWS Holdings Ltd.	155,000	200,814
PCCW Ltd.	114,000	67,388
Power Assets Holdings Ltd.	299,500	2,171,548
Sands China Ltd.	435,200	2,129,789
Sino Land Co. Ltd.	196,000	269,078
SJM Holdings Ltd.	551,000	622,322
SSY Group Ltd.	174,000	160,669
Sun Hung Kai Properties Ltd.	257,000	3,617,574
Swire Pacific Ltd., Class A.	119,500	1,059,585
Swire Properties Ltd.	128,200	401,198
Techtronic Industries Co. Ltd.	209,500	1,698,415
Vitasoy International Holdings Ltd.(b)	120,000	436,580
WH Group Ltd.(c)	1,496,000	1,437,257
Wharf Real Estate Investment Co. Ltd.	281,000	1,465,634
Wheelock & Co. Ltd.	88,000	540,020
Wynn Macau Ltd.	310,000	653,144
Yue Yuen Industrial Holdings Ltd.	96,000	267,666
		83,105,069

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	97,576	826,206
OTP Bank Nyrt	32,919	1,525,482
Richter Gedeon Nyrt	10,048	215,667
		2,567,355

Indonesia — 0.5%
Adaro Energy Tbk PT	3,118,700	279,781
Astra International Tbk PT	2,830,400	1,316,224
Bank Central Asia Tbk PT	1,503,300	3,566,966
Bank Mandiri Persero Tbk PT	2,999,684	1,658,558
Bank Negara Indonesia Persero Tbk PT	950,100	500,968
Bank Rakyat Indonesia Persero Tbk PT	9,427,500	3,079,213
Bank Tabungan Negara Persero Tbk PT	1,394,800	191,012
Barito Pacific Tbk PT	5,133,900	490,644
Charoen Pokphand Indonesia Tbk PT	1,337,100	651,169
Gudang Garam Tbk PT	114,400	467,276
Hanjaya Mandala Sampoerna Tbk PT	1,063,100	161,158
Indah Kiat Pulp & Paper Corp. Tbk PT	558,500	276,080
Indocement Tunggal Prakarsa Tbk PT	376,900	454,737
Indofood CBP Sukses Makmur Tbk PT	189,500	157,859
Indofood Sukses Makmur Tbk PT	421,700	241,655
Jasa Marga Persero Tbk PT	132,800	44,737
Kalbe Farma Tbk PT	5,855,800	613,240
Pabrik Kertas Tjiwi Kimia Tbk PT	294,500	196,261

36	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Perusahaan Gas Negara Tbk PT	2,475,300	$309,073
Semen Indonesia Persero Tbk PT	671,200	587,392
Telekomunikasi Indonesia Persero Tbk PT	8,552,100	2,379,933
Unilever Indonesia Tbk PT	1,573,200	915,924
United Tractors Tbk PT	351,745	494,581
XL Axiata Tbk PT(a)	382,000	81,128
		19,115,569

Ireland — 0.4%
AIB Group PLC	160,790	472,910
Bank of Ireland Group PLC	157,509	770,470
CRH PLC(a)	129,386	4,863,639
Flutter Entertainment PLC	13,287	1,509,277
Irish Bank Resolution Corp. Ltd.(a)(d)	64,486	1
Kerry Group PLC, Class A	24,528	3,134,077
Kingspan Group PLC	27,077	1,669,875
Smurfit Kappa Group PLC	35,835	1,242,203
		13,662,452

Israel — 0.4%
Azrieli Group Ltd.	4,074	301,257
Bank Hapoalim BM	198,261	1,710,410
Bank Leumi Le-Israel BM	276,124	1,996,193
Check Point Software Technologies Ltd.(a)(b)	19,965	2,282,199
CyberArk Software Ltd.(a)(b)	6,821	942,867
Elbit Systems Ltd.	6,130	942,133
Israel Chemicals Ltd.	158,287	670,612
Israel Discount Bank Ltd., Class A	90,466	412,658
Mizrahi Tefahot Bank Ltd.	16,116	440,749
Nice Ltd.(a)	11,720	2,032,380
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	174,288	1,812,595
Wix.com Ltd.(a)	7,969	1,137,097
		14,681,150

Italy — 1.4%
Assicurazioni Generali SpA	177,238	3,455,925
Atlantia SpA	84,438	2,074,540
CNH Industrial NV	166,255	1,588,919
Davide Campari-Milano SpA	119,752	1,158,551
Enel SpA	1,303,655	11,348,203
Eni SpA	411,088	5,766,578
Ferrari NV	19,649	3,320,692
FinecoBank Banca Fineco SpA	65,849	771,699
Intesa Sanpaolo SpA	2,399,549	5,971,191
Leonardo SpA	65,436	810,731
Mediobanca Banca di Credito Finanziario SpA	127,887	1,277,220
Moncler SpA	33,788	1,460,311
Pirelli & C SpA(c)	61,040	295,742
Poste Italiane SpA(c)	59,202	679,039
Prysmian SpA	40,635	904,237
Recordati SpA	13,744	588,378
Snam SpA	365,721	1,960,398
Telecom Italia SpA/Milano(a)	1,461,808	788,604
Tenaris SA	79,115	817,835
Terna Rete Elettrica Nazionale SpA	333,998	2,330,380
UniCredit SpA	309,245	4,140,566
		51,509,739

Japan — 16.3%
ABC-Mart Inc.	3,700	240,328
Acom Co. Ltd.	69,300	329,924
Advantest Corp.	31,600	1,711,418
Aeon Co. Ltd.	114,900	2,388,957
Security	Shares	Value

Japan (continued)
AEON Financial Service Co. Ltd.	36,000	$574,950
Aeon Mall Co. Ltd.	18,000	303,252
AGC Inc.	38,100	1,319,975
Air Water Inc.	19,300	270,843
Aisin Seiki Co. Ltd.	32,200	1,097,744
Ajinomoto Co. Inc.	79,300	1,320,630
Alfresa Holdings Corp.	20,200	415,052
Alps Alpine Co. Ltd.	36,000	664,963
Amada Holdings Co. Ltd.	30,300	325,127
ANA Holdings Inc.	21,000	663,413
Aozora Bank Ltd.	11,600	317,011
Asahi Group Holdings Ltd.	60,300	2,829,596
Asahi Intecc Co. Ltd.	31,900	896,208
Asahi Kasei Corp.	219,200	2,301,514
Astellas Pharma Inc.	316,900	5,702,943
Bandai Namco Holdings Inc.	33,700	1,983,103
Bank of Kyoto Ltd. (The)	2,700	110,855
Benesse Holdings Inc.	3,500	97,361
Bridgestone Corp.	95,400	3,433,643
Brother Industries Ltd.	38,700	772,322
Calbee Inc.	6,700	221,922
Canon Inc.	177,300	4,721,838
Casio Computer Co. Ltd.	41,900	792,112
Central Japan Railway Co.	23,800	4,739,798
Chiba Bank Ltd. (The)	33,100	184,152
Chubu Electric Power Co. Inc.	127,500	1,750,427
Chugai Pharmaceutical Co. Ltd.	38,700	4,022,286
Chugoku Electric Power Co. Inc. (The)	46,900	621,814
Coca-Cola Bottlers Japan Holdings Inc.	29,000	774,065
Concordia Financial Group Ltd.	228,500	883,346
Credit Saison Co. Ltd.	37,800	619,392
CyberAgent Inc.(b)	17,400	708,779
Dai Nippon Printing Co. Ltd.	35,000	983,300
Daicel Corp.	25,300	244,865
Daifuku Co. Ltd.	15,900	987,286
Dai-ichi Life Holdings Inc.	190,900	2,916,736
Daiichi Sankyo Co. Ltd.	96,000	6,590,728
Daikin Industries Ltd.	39,200	5,654,768
Daito Trust Construction Co. Ltd.	10,200	1,214,476
Daiwa House Industry Co. Ltd.	89,700	2,864,342
Daiwa House REIT Investment Corp.	110	293,814
Daiwa Securities Group Inc.	280,600	1,447,465
Denso Corp.	77,500	3,247,728
Dentsu Group Inc.	38,700	1,306,841
Disco Corp.	4,100	977,478
East Japan Railway Co.	46,700	4,179,453
Eisai Co. Ltd.	41,700	3,204,496
Electric Power Development Co. Ltd.	26,700	610,687
FamilyMart Co. Ltd.	43,900	975,331
FANUC Corp.	32,000	5,999,354
Fast Retailing Co. Ltd.	9,900	5,420,178
Fuji Electric Co. Ltd.	17,900	543,350
FUJIFILM Holdings Corp.	59,900	3,030,785
Fujitsu Ltd.	34,600	3,707,884
Fukuoka Financial Group Inc.	21,800	387,185
GMO Payment Gateway Inc.	6,800	446,076
Hakuhodo DY Holdings Inc.	34,200	497,294
Hamamatsu Photonics KK.	12,900	559,395
Hankyu Hanshin Holdings Inc.	24,700	1,018,674
Hikari Tsushin Inc.	2,800	697,772

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hino Motors Ltd.	48,100	$459,765
Hirose Electric Co. Ltd.	4,600	583,568
Hisamitsu Pharmaceutical Co. Inc.	6,100	316,298
Hitachi Chemical Co. Ltd.	17,000	720,718
Hitachi Construction Machinery Co. Ltd.	25,700	710,167
Hitachi High-Technologies Corp.	12,500	913,411
Hitachi Ltd.	156,800	6,119,518
Hitachi Metals Ltd.	26,000	408,285
Honda Motor Co. Ltd.	255,700	6,678,846
Hoshizaki Corp.	8,400	782,765
Hoya Corp.	64,700	6,327,628
Hulic Co. Ltd.	77,300	951,407
Idemitsu Kosan Co. Ltd.	38,672	986,558
IHI Corp.	33,000	800,452
Iida Group Holdings Co. Ltd.	2,500	42,903
Inpex Corp.	178,800	1,699,990
Isetan Mitsukoshi Holdings Ltd.	78,000	619,624
Isuzu Motors Ltd.	104,200	1,050,797
ITOCHU Corp.	198,400	4,700,754
Itochu Techno-Solutions Corp.	8,900	266,462
J Front Retailing Co. Ltd.	21,200	260,147
Japan Airlines Co. Ltd.	9,600	274,134
Japan Airport Terminal Co. Ltd.	6,700	315,883
Japan Exchange Group Inc.	89,700	1,641,969
Japan Post Bank Co. Ltd.	16,900	158,420
Japan Post Holdings Co. Ltd.	261,800	2,406,526
Japan Post Insurance Co. Ltd.	22,700	388,090
Japan Prime Realty Investment Corp.	143	661,005
Japan Real Estate Investment Corp.	247	1,802,620
Japan Retail Fund Investment Corp.	436	932,059
Japan Tobacco Inc.	190,300	4,066,382
JFE Holdings Inc.	89,100	1,081,021
JGC Holdings Corp.	29,000	427,301
JSR Corp.	46,400	850,214
JTEKT Corp.	63,800	696,953
JXTG Holdings Inc.	527,900	2,283,337
Kajima Corp.	47,600	617,480
Kakaku.com Inc.	31,100	825,240
Kamigumi Co. Ltd.	3,700	79,984
Kansai Electric Power Co. Inc. (The)	124,800	1,413,982
Kansai Paint Co. Ltd.	27,500	671,357
Kao Corp.	78,600	6,368,641
Kawasaki Heavy Industries Ltd.	35,100	711,489
KDDI Corp.	299,400	9,035,728
Keihan Holdings Co. Ltd.	8,000	366,471
Keikyu Corp.	22,800	426,192
Keio Corp.	14,700	851,741
Keisei Electric Railway Co. Ltd.	9,900	362,624
Keyence Corp.	30,100	10,378,161
Kikkoman Corp.	29,700	1,471,504
Kintetsu Group Holdings Co. Ltd.	28,300	1,506,583
Kirin Holdings Co. Ltd.	144,700	3,220,822
Kobayashi Pharmaceutical Co. Ltd.	7,300	598,764
Koito Manufacturing Co. Ltd.	12,800	568,640
Komatsu Ltd.	152,700	3,475,674
Konami Holdings Corp.	12,900	504,645
Konica Minolta Inc.	94,100	590,377
Kose Corp.	5,100	693,113
Kubota Corp.	172,600	2,771,696
Kuraray Co. Ltd.	76,800	945,961
Security	Shares	Value

Japan (continued)
Kurita Water Industries Ltd.	18,000	$537,251
Kyocera Corp.	49,100	3,295,229
Kyowa Kirin Co. Ltd.	46,300	1,104,690
Kyushu Electric Power Co. Inc.	95,300	791,346
Kyushu Railway Co.	19,300	638,377
Lawson Inc.	5,900	345,122
LINE Corp.(a)	8,800	435,189
Lion Corp.	38,700	746,971
LIXIL Group Corp.	41,800	708,076
M3 Inc.	77,500	2,302,440
Makita Corp.	38,000	1,491,812
Marubeni Corp.	287,600	2,110,066
Marui Group Co. Ltd.	24,500	574,835
Maruichi Steel Tube Ltd.	5,800	163,750
Mazda Motor Corp.	110,300	950,502
McDonald’s Holdings Co. Japan Ltd.	3,100	148,157
Mebuki Financial Group Inc.	150,000	339,069
Medipal Holdings Corp.	18,800	405,193
MEIJI Holdings Co. Ltd.	22,290	1,587,663
Mercari Inc.(a)(b)	13,700	243,070
MINEBEA MITSUMI Inc.	63,500	1,280,722
MISUMI Group Inc.	55,900	1,429,154
Mitsubishi Chemical Holdings Corp.	233,900	1,726,438
Mitsubishi Corp.	229,000	5,964,543
Mitsubishi Electric Corp.	314,900	4,488,818
Mitsubishi Estate Co. Ltd.	197,800	3,927,348
Mitsubishi Gas Chemical Co. Inc.	13,600	212,059
Mitsubishi Heavy Industries Ltd.	45,400	1,685,562
Mitsubishi Materials Corp.	11,800	302,988
Mitsubishi Motors Corp.	152,700	581,862
Mitsubishi UFJ Financial Group Inc.	2,022,000	10,605,776
Mitsubishi UFJ Lease & Finance Co. Ltd.	19,900	127,422
Mitsui & Co. Ltd.	288,300	5,214,856
Mitsui Chemicals Inc.	45,500	1,030,608
Mitsui Fudosan Co. Ltd.	152,700	4,101,915
Mitsui OSK Lines Ltd.	29,200	724,443
Mizuho Financial Group Inc.	4,084,600	6,123,979
MonotaRO Co. Ltd.	19,600	483,196
MS&AD Insurance Group Holdings Inc.	78,600	2,652,029
Murata Manufacturing Co. Ltd.	96,900	5,657,454
Nabtesco Corp.	26,500	789,731
Nagoya Railroad Co. Ltd.	14,100	418,245
NEC Corp.	42,200	1,915,616
Nexon Co. Ltd.(a)	85,700	1,174,189
NGK Insulators Ltd.	9,400	161,054
NGK Spark Plug Co. Ltd.	18,000	323,347
NH Foods Ltd.	11,900	529,755
Nidec Corp.	38,700	5,013,129
Nikon Corp.	65,500	809,194
Nintendo Co. Ltd.	19,200	7,222,254
Nippon Building Fund Inc.	257	2,081,893
Nippon Express Co. Ltd.	6,700	356,682
Nippon Paint Holdings Co. Ltd.	27,600	1,344,540
Nippon Prologis REIT Inc.	149	428,915
Nippon Shinyaku Co. Ltd.	7,200	649,684
Nippon Steel Corp.	150,586	2,133,365
Nippon Telegraph & Telephone Corp.	225,800	5,805,155
Nippon Yusen KK	38,200	625,242
Nissan Chemical Corp.	17,900	757,222
Nissan Motor Co. Ltd.	364,600	2,016,679

38	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nisshin Seifun Group Inc.	45,525	$788,817
Nissin Foods Holdings Co. Ltd.	11,200	853,550
Nitori Holdings Co. Ltd.	12,800	2,005,886
Nitto Denko Corp.	29,700	1,696,203
Nomura Holdings Inc.	551,100	2,879,438
Nomura Real Estate Holdings Inc.	21,000	524,104
Nomura Real Estate Master Fund Inc.	681	1,198,826
Nomura Research Institute Ltd.	54,000	1,205,702
NSK Ltd.	89,100	765,347
NTT Data Corp.	87,200	1,251,059
NTT DOCOMO Inc.	220,300	6,315,192
Obayashi Corp.	62,700	701,712
Obic Co. Ltd.	9,300	1,287,937
Odakyu Electric Railway Co. Ltd.	37,500	842,829
Oji Holdings Corp.	88,100	460,069
Olympus Corp.	190,600	3,138,125
Omron Corp.	28,300	1,673,691
Ono Pharmaceutical Co. Ltd.	66,700	1,562,805
Oracle Corp. Japan	6,200	545,721
Oriental Land Co. Ltd.	35,200	4,631,194
ORIX Corp.	224,400	3,846,798
Orix JREIT Inc.	174	368,116
Osaka Gas Co. Ltd.	77,500	1,327,836
Otsuka Corp.	14,800	587,166
Otsuka Holdings Co. Ltd.	71,000	3,218,370
Pan Pacific International Holdings Corp.	81,800	1,333,585
Panasonic Corp.	374,000	3,802,630
Park24 Co. Ltd.	15,800	401,615
PeptiDream Inc.(a)	14,900	720,358
Persol Holdings Co. Ltd.	27,600	505,476
Pigeon Corp.	18,200	657,406
Pola Orbis Holdings Inc.	10,400	230,002
Rakuten Inc.(a)	142,100	1,122,273
Recruit Holdings Co. Ltd.	229,000	9,093,657
Renesas Electronics Corp.(a)	123,600	810,810
Resona Holdings Inc.	380,800	1,601,760
Ricoh Co. Ltd.	114,900	1,334,678
Rinnai Corp.	3,200	232,652
Rohm Co. Ltd.	15,500	1,151,220
Ryohin Keikaku Co. Ltd.	37,200	632,213
Sankyo Co. Ltd.	1,900	64,686
Santen Pharmaceutical Co. Ltd.	77,000	1,460,645
SBI Holdings Inc.	43,700	1,039,430
Secom Co. Ltd.	38,300	3,432,282
Sega Sammy Holdings Inc.	23,400	323,630
Seibu Holdings Inc.	18,900	298,361
Seiko Epson Corp.	36,500	545,555
Sekisui Chemical Co. Ltd.	30,200	513,527
Sekisui House Ltd.	114,900	2,502,919
Seven & i Holdings Co. Ltd.	120,500	4,688,366
Seven Bank Ltd.	97,800	295,967
SG Holdings Co. Ltd.	20,200	433,316
Sharp Corp.	38,700	543,446
Shimadzu Corp.	37,700	1,085,242
Shimamura Co. Ltd.	2,300	175,283
Shimano Inc.	12,100	1,882,235
Shimizu Corp.	57,000	595,848
Shin-Etsu Chemical Co. Ltd.	60,000	7,038,797
Shinsei Bank Ltd.	53,700	837,321
Shionogi & Co. Ltd.	39,400	2,386,502
Security	Shares	Value

Japan (continued)
Shiseido Co. Ltd.	70,800	$4,629,419
Shizuoka Bank Ltd. (The)	52,700	377,800
Showa Denko KK	20,800	513,355
SMC Corp.	9,500	4,227,384
Softbank Corp.	265,700	3,667,364
SoftBank Group Corp.	261,900	10,931,730
Sohgo Security Services Co. Ltd.	8,400	442,534
Sompo Holdings Inc.	49,800	1,899,003
Sony Corp.	213,000	15,167,542
Sony Financial Holdings Inc.	19,900	467,825
Square Enix Holdings Co. Ltd.	14,600	724,713
Stanley Electric Co. Ltd.	23,900	629,777
Subaru Corp.	108,300	2,757,835
SUMCO Corp.	38,700	621,285
Sumitomo Chemical Co. Ltd.	304,700	1,326,922
Sumitomo Corp.	191,400	2,892,588
Sumitomo Dainippon Pharma Co. Ltd.	32,200	565,361
Sumitomo Electric Industries Ltd.	136,200	1,859,815
Sumitomo Heavy Industries Ltd.	18,600	503,162
Sumitomo Metal Mining Co. Ltd.	38,700	1,129,739
Sumitomo Mitsui Financial Group Inc.	229,000	8,206,265
Sumitomo Mitsui Trust Holdings Inc.	55,100	2,075,687
Sumitomo Realty & Development Co. Ltd.	43,900	1,640,402
Sumitomo Rubber Industries Ltd.	30,100	337,422
Sundrug Co. Ltd.	7,200	247,783
Suntory Beverage & Food Ltd.	16,500	707,132
Suzuken Co. Ltd.	9,100	355,570
Suzuki Motor Corp.	61,700	2,864,551
Sysmex Corp.	30,300	2,207,677
T&D Holdings Inc.	96,200	1,057,104
Taiheiyo Cement Corp.	12,300	338,637
Taisei Corp.	38,700	1,574,637
Taisho Pharmaceutical Holdings Co. Ltd.	2,800	202,021
Taiyo Nippon Sanso Corp.	31,700	706,914
Takeda Pharmaceutical Co. Ltd.	251,013	9,789,472
TDK Corp.	24,100	2,639,360
Teijin Ltd.	10,000	182,221
Terumo Corp.	114,900	4,223,477
THK Co. Ltd.	15,700	407,909
Tobu Railway Co. Ltd.	35,800	1,278,277
Toho Co. Ltd.	13,800	515,025
Toho Gas Co. Ltd.	11,200	438,658
Tohoku Electric Power Co. Inc.	95,100	901,996
Tokio Marine Holdings Inc.	107,600	5,941,652
Tokyo Century Corp.	4,000	208,885
Tokyo Electric Power Co. Holdings Inc.(a)	266,200	1,068,386
Tokyo Electron Ltd.	26,700	6,035,429
Tokyo Gas Co. Ltd.	77,500	1,721,825
Tokyu Corp.	77,500	1,381,464
Tokyu Fudosan Holdings Corp.	133,500	955,815
Toppan Printing Co. Ltd.	34,400	696,982
Toray Industries Inc.	238,000	1,592,449
Toshiba Corp.	86,900	2,806,200
Tosoh Corp.	30,300	439,746
TOTO Ltd.	18,600	776,537
Toyo Seikan Group Holdings Ltd.	38,100	659,460
Toyo Suisan Kaisha Ltd.	16,200	687,549
Toyoda Gosei Co. Ltd.	2,000	46,519
Toyota Industries Corp.	25,800	1,428,242
Toyota Motor Corp.	379,200	26,771,586

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyota Tsusho Corp.	40,000	$1,415,325
Trend Micro Inc.(a)	25,300	1,344,540
Tsuruha Holdings Inc.	5,500	681,506
Unicharm Corp.	76,200	2,651,902
United Urban Investment Corp.	497	890,964
USS Co. Ltd.	54,900	1,013,055
Welcia Holdings Co. Ltd.	7,700	428,390
West Japan Railway Co.	30,100	2,575,517
Yakult Honsha Co. Ltd.	19,800	1,013,886
Yamada Denki Co. Ltd.	171,500	871,860
Yamaha Corp.	21,900	1,143,645
Yamaha Motor Co. Ltd.	54,800	1,042,558
Yamato Holdings Co. Ltd.	57,900	948,217
Yamazaki Baking Co. Ltd.	15,900	306,308
Yaskawa Electric Corp.	35,800	1,279,928
Yokogawa Electric Corp.	51,700	923,478
Yokohama Rubber Co. Ltd. (The)	6,300	109,800
Z Holdings Corp.	431,300	1,742,948
ZOZO Inc.	21,300	358,259
		593,401,869

Malaysia — 0.5%
Axiata Group Bhd	508,300	533,355
British American Tobacco Malaysia Bhd	39,900	114,695
CIMB Group Holdings Bhd	769,800	926,089
Dialog Group Bhd	737,600	588,568
DiGi.Com Bhd	807,200	833,201
Gamuda Bhd	374,000	352,279
Genting Bhd	406,200	545,168
Genting Malaysia Bhd	481,000	354,471
Hartalega Holdings Bhd	336,600	486,255
Hong Leong Bank Bhd	138,900	542,313
Hong Leong Financial Group Bhd	114,900	452,534
IHH Healthcare Bhd	555,800	773,075
IJM Corp. Bhd	104,400	54,009
IOI Corp. Bhd	625,400	692,854
Kuala Lumpur Kepong Bhd	77,500	431,186
Malayan Banking Bhd	316,100	650,250
Malaysia Airports Holdings Bhd	279,400	459,531
Maxis Bhd	588,000	761,903
MISC Bhd	62,600	117,471
Petronas Chemicals Group Bhd	455,400	687,879
Petronas Dagangan Bhd	106,700	576,982
Petronas Gas Bhd	184,200	719,180
PPB Group Bhd	190,600	866,025
Press Metal Aluminium Holdings Bhd	104,500	124,441
Public Bank Bhd	396,740	1,800,723
RHB Bank Bhd(b)	336,695	467,495
RHB Capital Bhd(a)(d)	141,000	0	(e)
Sime Darby Bhd	521,300	277,314
Sime Darby Plantation Bhd	518,400	641,359
Telekom Malaysia Bhd	131,500	123,863
Tenaga Nasional Bhd	443,600	1,348,769
Top Glove Corp. Bhd	140,800	200,996
YTL Corp. Bhd	749,054	163,593
		17,667,826

Mexico — 0.6%
Alfa SAB de CV, Class A	725,100	541,966
Alsea SAB de CV(a)	51,500	124,571
America Movil SAB de CV, Series L, NVS	5,337,400	4,426,673
Security	Shares	Value

Mexico (continued)
Arca Continental SAB de CV	13,400	$75,797
Cemex SAB de CV, CPO, NVS	2,525,508	1,014,582
Coca-Cola Femsa SAB de CV	40,100	243,635
Fibra Uno Administracion SA de CV	531,500	871,224
Fomento Economico Mexicano SAB de CV	336,600	3,031,322
Gruma SAB de CV, Series B	15,940	169,191
Grupo Aeroportuario del Pacifico SAB de CV, Series B	52,600	649,340
Grupo Aeroportuario del Sureste SAB de CV, Class B	60,000	1,151,507
Grupo Bimbo SAB de CV, Series A	125,000	223,398
Grupo Carso SAB de CV, Series A1	37,000	133,249
Grupo Financiero Banorte SAB de CV, Class O	407,000	2,497,549
Grupo Financiero Inbursa SAB de CV, Class O	722,600	820,841
Grupo Mexico SAB de CV, Series B	588,029	1,568,450
Grupo Televisa SAB, CPO	418,500	925,354
Industrias Penoles SAB de CV	30,245	315,544
Infraestructura Energetica Nova SAB de CV	61,400	288,078
Kimberly-Clark de Mexico SAB de CV, Class A	472,600	973,529
Megacable Holdings SAB de CV, CPO	24,500	91,056
Orbia Advance Corp. SAB de CV	147,900	345,632
Promotora y Operadora de Infraestructura SAB de CV	17,130	184,593
Wal-Mart de Mexico SAB de CV	924,600	2,680,744
		23,347,825

Netherlands — 2.6%
ABN AMRO Bank NV, CVA(c)	62,866	1,095,183
Adyen NV(a)(c)	1,780	1,639,228
Aegon NV	298,613	1,214,156
AerCap Holdings NV(a)	22,413	1,268,800
Akzo Nobel NV	39,147	3,700,545
Altice Europe NV(a)	103,981	670,188
ArcelorMittal SA	106,847	1,581,455
ASML Holding NV	69,363	19,543,713
EXOR NV	19,935	1,472,209
Heineken Holding NV	19,019	1,873,733
Heineken NV	39,506	4,304,504
ING Groep NV	628,575	6,843,967
Koninklijke Ahold Delhaize NV	188,557	4,638,888
Koninklijke DSM NV	31,285	3,824,106
Koninklijke KPN NV	606,039	1,701,195
Koninklijke Philips NV	148,875	6,830,309
Koninklijke Vopak NV	10,269	550,570
NN Group NV	49,720	1,730,131
NXP Semiconductors NV	46,532	5,903,049
Prosus NV(a)	80,127	5,792,213
Randstad NV	16,887	972,389
Unilever NV	241,333	14,094,367
Wolters Kluwer NV	48,862	3,677,792
		94,922,690

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	125,353	1,216,833
Auckland International Airport Ltd.	195,734	1,095,689
Fisher & Paykel Healthcare Corp. Ltd.	75,984	1,145,732
Fletcher Building Ltd.	173,057	621,566
Mercury NZ Ltd.	19,622	66,539
Meridian Energy Ltd.	99,823	345,289
Ryman Healthcare Ltd.	123,326	1,316,074
Spark New Zealand Ltd.	352,553	1,063,201
		6,870,923

Norway — 0.4%
Aker BP ASA	22,280	631,337

40	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
DNB ASA	139,439	$2,448,328
Equinor ASA	141,783	2,571,007
Gjensidige Forsikring ASA	51,578	1,124,691
Mowi ASA	79,126	1,890,206
Norsk Hydro ASA	222,942	701,637
Orkla ASA	147,883	1,427,845
Schibsted ASA, Class B	17,225	489,591
Telenor ASA	100,183	1,814,484
Yara International ASA	31,485	1,145,617
		14,244,743

Pakistan — 0.0%
MCB Bank Ltd.	261,800	356,878

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	19,363	250,364
Credicorp Ltd.	12,161	2,512,219
Southern Copper Corp.	12,498	470,925
		3,233,508

Philippines — 0.3%
Aboitiz Equity Ventures Inc.	288,830	280,136
Ayala Corp.	15,750	225,111
Ayala Land Inc.	1,771,720	1,450,001
Bank of the Philippine Islands	368,216	597,636
BDO Unibank Inc.	329,190	958,491
Globe Telecom Inc.	1,520	56,518
GT Capital Holdings Inc.	8,850	117,524
International Container Terminal Services Inc.	197,740	505,729
JG Summit Holdings Inc.	631,720	871,209
Jollibee Foods Corp.	145,080	545,727
Megaworld Corp.	423,000	33,703
Metro Pacific Investments Corp.	274,000	17,304
Metropolitan Bank & Trust Co.	615,408	694,347
PLDT Inc.	20,380	399,340
Security Bank Corp.	15,090	52,546
SM Investments Corp.	45,095	861,445
SM Prime Holdings Inc.	2,058,700	1,575,515
Universal Robina Corp.	70,770	201,882
		9,444,164

Poland — 0.2%
Bank Millennium SA(a)	183,490	280,986
Bank Polska Kasa Opieki SA	21,972	560,664
CCC SA	3,346	83,629
CD Projekt SA	12,131	880,674
Cyfrowy Polsat SA	87,750	615,321
Dino Polska SA(a)(c)	5,770	241,721
Grupa Lotos SA	10,932	216,839
KGHM Polska Miedz SA(a)	27,451	645,415
LPP SA	153	333,891
mBank SA(a)	4,441	424,986
Orange Polska SA(a)	59,955	108,273
PGE Polska Grupa Energetyczna SA(a)	71,163	125,853
Polski Koncern Naftowy ORLEN SA	45,697	891,333
Polskie Gornictwo Naftowe i Gazownictwo SA	387,645	359,568
Powszechna Kasa Oszczednosci Bank Polski SA	130,476	1,150,720
Powszechny Zaklad Ubezpieczen SA	84,424	875,374
Santander Bank Polska SA	9,194	678,834
		8,474,081

Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	4	0	(e)
Security	Shares	Value

Portugal (continued)
EDP - Energias de Portugal SA	398,970	$2,000,235
Galp Energia SGPS SA	81,496	1,231,882
Jeronimo Martins SGPS SA	45,386	781,863
		4,013,980

Qatar — 0.3%
Barwa Real Estate Co.	306,164	295,835
Commercial Bank PSQC (The)	416,473	545,657
Industries Qatar QSC	215,581	586,087
Masraf Al Rayan QSC	1,247,362	1,402,755
Mesaieed Petrochemical Holding Co.	628,319	375,592
Ooredoo QPSC	238,891	451,882
Qatar Electricity & Water Co. QSC	109,654	480,387
Qatar Fuel QSC	91,366	549,154
Qatar Insurance Co. SAQ	307,759	266,294
Qatar International Islamic Bank QSC	94,045	240,272
Qatar Islamic Bank SAQ	161,533	736,325
Qatar National Bank QPSC	660,168	3,683,217
		9,613,457

Russia — 1.1%
Alrosa PJSC	555,940	697,629
Gazprom PJSC	48,350	171,502
Gazprom PJSC, ADR	852,152	5,990,629
Inter RAO UES PJSC	4,387,000	397,094
LUKOIL PJSC	67,365	6,904,482
Magnit PJSC, GDR(f)	72,474	985,646
Magnitogorsk Iron & Steel Works PJSC	139,700	98,166
MMC Norilsk Nickel PJSC	9,794	3,187,468
Mobile TeleSystems PJSC, ADR	95,716	975,346
Moscow Exchange MICEX-RTS PJSC	91,720	157,776
Novatek PJSC, GDR(f)	16,178	2,912,040
Novolipetsk Steel PJSC	148,270	320,151
PhosAgro PJSC, GDR(f)	19,265	244,473
Polyus PJSC	3,134	383,197
Rosneft Oil Co. PJSC, GDR	224,088	1,679,316
Sberbank of Russia PJSC	1,741,921	6,873,784
Sberbank of Russia PJSC, New, ADR	63,760	1,020,160
Severstal PJSC	24,763	353,130
Surgutneftegas PJSC	1,433,050	1,032,443
Tatneft PJSC, ADR	40,010	2,875,919
VTB Bank PJSC, GDR(f)	477,908	682,453
X5 Retail Group NV, GDR	15,396	562,493
		38,505,297

Saudi Arabia — 0.7%
Advanced Petrochemical Co.	22,983	295,251
Al Rajhi Bank	209,176	3,701,835
Alinma Bank	220,250	1,520,383
Almarai Co. JSC	19,853	251,337
Arab National Bank	60,006	424,616
Bank AlBilad	75,304	546,917
Bank Al-Jazira	79,049	316,870
Banque Saudi Fransi	108,372	1,071,589
Co for Cooperative Insurance (The)(a)	4,573	91,411
Dar Al Arkan Real Estate Development Co.(a)	43,880	114,963
Emaar Economic City(a)	8,979	23,979
Etihad Etisalat Co.(a)	55,187	387,574
Jarir Marketing Co.	20,898	896,743
National Commercial Bank	197,880	2,476,137
National Industrialization Co.(a)	53,723	183,563
Rabigh Refining & Petrochemical Co.(a)	9,095	48,481

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Riyad Bank	197,880	$1,242,551
Sahara International Petrochemical Co.	58,168	267,895
Samba Financial Group	117,065	945,381
Saudi Airlines Catering Co.	6,624	181,489
Saudi Arabian Fertilizer Co.	39,540	790,378
Saudi Arabian Mining Co.(a)	79,032	903,644
Saudi Arabian Oil Co.(a)(c)	163,950	1,492,242
Saudi Basic Industries Corp.	131,961	3,077,449
Saudi British Bank (The)	79,267	674,995
Saudi Cement Co.	16,841	302,528
Saudi Electricity Co.	173,095	915,300
Saudi Industrial Investment Group	35,083	220,671
Saudi Kayan Petrochemical Co.(a)	17,997	47,727
Saudi Telecom Co.	71,870	1,748,862
Savola Group (The)(a)	33,544	319,616
Yanbu National Petrochemical Co.	36,936	518,797
		26,001,174

Singapore — 0.9%
Ascendas REIT	472,966	1,091,540
BOC Aviation Ltd.(c)	20,200	186,784
CapitaLand Commercial Trust	693,805	1,047,138
CapitaLand Ltd.	510,300	1,353,422
CapitaLand Mall Trust	458,800	847,078
City Developments Ltd.	49,100	381,317
ComfortDelGro Corp. Ltd.	570,400	906,856
DBS Group Holdings Ltd.	275,100	5,113,405
Genting Singapore Ltd.	991,700	624,853
Jardine Cycle & Carriage Ltd.	10,800	231,208
Keppel Corp. Ltd.	293,400	1,435,938
Mapletree Commercial Trust	134,000	230,713
Oversea-Chinese Banking Corp. Ltd.	531,975	4,221,034
SATS Ltd.	50,700	169,384
Sembcorp Industries Ltd.	344,500	535,087
Singapore Airlines Ltd.	190,700	1,194,582
Singapore Exchange Ltd.	158,400	1,009,656
Singapore Technologies Engineering Ltd.	122,200	367,970
Singapore Telecommunications Ltd.	1,334,400	3,226,258
Suntec REIT	600,500	809,525
United Overseas Bank Ltd.	213,700	4,017,541
UOL Group Ltd.	18,100	105,823
Venture Corp. Ltd.	61,500	735,801
Wilmar International Ltd.	336,600	964,251
Yangzijiang Shipbuilding Holdings Ltd.	466,400	324,625
		31,131,789

South Africa — 1.2%
Absa Group Ltd.	80,624	738,755
Anglo American Platinum Ltd.	10,896	871,346
AngloGold Ashanti Ltd.	70,254	1,422,831
Aspen Pharmacare Holdings Ltd.(a)	68,031	526,305
Bid Corp. Ltd.	61,048	1,352,258
Bidvest Group Ltd. (The)	56,840	784,418
Capitec Bank Holdings Ltd.	5,631	505,362
Clicks Group Ltd.	50,516	822,697
Discovery Ltd.	46,952	366,175
Exxaro Resources Ltd.	53,443	433,865
FirstRand Ltd.	497,254	1,916,149
Fortress REIT Ltd., Series A	15,577	19,160
Foschini Group Ltd. (The)	58,258	535,215
Gold Fields Ltd.	144,254	940,471
Security	Shares	Value

South Africa (continued)
Growthpoint Properties Ltd.	715,721	$1,006,337
Impala Platinum Holdings Ltd.(a)	122,576	1,156,339
Investec Ltd.	100,671	564,112
Kumba Iron Ore Ltd.	7,376	171,886
Liberty Holdings Ltd.	20,725	145,909
Life Healthcare Group Holdings Ltd.	56,441	94,222
Momentum Metropolitan Holdings	363,106	483,915
Mr. Price Group Ltd.	51,440	583,418
MTN Group Ltd.	261,567	1,408,847
MultiChoice Group Ltd.(a).	83,348	593,291
Naspers Ltd., Class N	71,720	11,765,915
Nedbank Group Ltd.	32,812	428,123
NEPI Rockcastle PLC	73,096	601,844
Northam Platinum Ltd.(a)	55,177	462,362
Old Mutual Ltd.	828,980	956,122
Pepkor Holdings Ltd.(c)	35,607	38,979
Pick n Pay Stores Ltd.	26,488	114,697
PSG Group Ltd.	41,609	594,335
Rand Merchant Investment Holdings Ltd.	333,142	602,341
Redefine Properties Ltd.	1,575,434	755,183
Reinet Investments SCA	26,003	559,257
Remgro Ltd.	81,130	987,115
RMB Holdings Ltd.	188,726	927,682
Sanlam Ltd.	232,379	1,145,202
Sasol Ltd.	86,597	1,380,806
Shoprite Holdings Ltd.	76,019	593,272
Sibanye Gold Ltd.(a)(b).	340,857	888,076
SPAR Group Ltd. (The).	6,699	85,625
Standard Bank Group Ltd.	178,322	1,872,206
Telkom SA SOC Ltd.	12,729	27,377
Tiger Brands Ltd.	34,377	451,500
Vodacom Group Ltd.	85,153	665,635
Woolworths Holdings Ltd.	191,558	566,775
		43,913,712

South Korea — 2.9%
Amorepacific Corp.	6,071	957,627
AMOREPACIFIC Group	6,404	387,942
BGF retail Co. Ltd.	2,077	287,540
BNK Financial Group Inc.	44,558	252,353
Celltrion Healthcare Co. Ltd.(a)	9,613	461,353
Celltrion Inc.(a)	14,897	2,062,344
Cheil Worldwide Inc.	4,700	83,404
CJ CheilJedang Corp.	1,995	397,544
CJ Corp.	3,748	260,380
CJ ENM Co. Ltd.	2,618	303,568
CJ Logistics Corp.(a)	888	108,779
Daelim Industrial Co. Ltd.	6,358	432,100
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	5,231	108,408
DB Insurance Co. Ltd.	12,022	428,691
Doosan Bobcat Inc.	2,227	57,551
E-MART Inc.	4,524	421,332
Fila Holdings Corp.	8,769	325,200
GS Engineering & Construction Corp.	3,322	78,043
GS Holdings Corp.	8,271	317,141
GS Retail Co. Ltd.	4,368	145,313
Hana Financial Group Inc.	43,847	1,221,396
Hankook Tire & Technology Co. Ltd.	14,680	353,497
Hanmi Pharm Co. Ltd.	1,505	354,831
Hanon Systems	10,253	90,327
Hanwha Corp.	6,676	121,830

42	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanwha Solutions Corp.(a)	9,996	$141,320
HDC Holdings Co. Ltd.	1	8
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	6,260	109,774
Helixmith Co. Ltd.(a)	3,723	241,151
HLB Inc.(a)(b)	12,780	994,006
Hotel Shilla Co. Ltd.	5,976	438,228
Hyundai Department Store Co. Ltd.	2,285	149,541
Hyundai Engineering & Construction Co. Ltd.	14,221	455,797
Hyundai Glovis Co. Ltd.	4,036	497,791
Hyundai Heavy Industries Holdings Co. Ltd.	1,901	436,232
Hyundai Marine & Fire Insurance Co. Ltd.	15,798	291,611
Hyundai Mobis Co. Ltd.	11,018	2,121,602
Hyundai Motor Co.	24,082	2,525,695
Hyundai Steel Co.	15,409	365,881
Industrial Bank of Korea(a)	47,155	425,319
Kakao Corp.(a)	8,792	1,172,906
Kangwon Land Inc.	18,934	437,666
KB Financial Group Inc.(a)	54,752	2,019,004
KCC Corp.	343	57,989
Kia Motors Corp.	38,383	1,317,166
KMW Co. Ltd.(a)	4,386	182,344
Korea Aerospace Industries Ltd.	14,768	372,964
Korea Electric Power Corp.(a)	37,311	793,585
Korea Gas Corp.	5,880	160,339
Korea Investment Holdings Co. Ltd.	6,774	377,959
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	6,862	656,348
Korea Zinc Co. Ltd.	1,906	607,694
Korean Air Lines Co. Ltd.	7,628	151,363
KT&G Corp.(a)	16,062	1,281,618
Kumho Petrochemical Co. Ltd.	1,036	56,848
LG Chem Ltd.(b)	8,088	2,290,305
LG Corp.	18,336	1,081,529
LG Display Co. Ltd.(a)	42,047	543,293
LG Electronics Inc.	16,845	931,397
LG Household & Health Care Ltd.	1,547	1,632,862
LG Innotek Co. Ltd.	1,766	225,223
LG Uplus Corp.	17,590	195,551
Lotte Chemical Corp.	3,740	594,647
Lotte Corp.	9,090	269,226
Lotte Shopping Co. Ltd.	2,385	231,126
Medy-Tox Inc.	1,002	273,147
Meritz Securities Co. Ltd.	49,572	152,228
Mirae Asset Daewoo Co. Ltd.	91,366	528,180
NAVER Corp.	21,972	3,309,119
NCSoft Corp.	2,947	1,572,590
Netmarble Corp.(a)(c)	4,997	375,661
NH Investment & Securities Co. Ltd.	3,839	35,593
OCI Co. Ltd.	4,324	202,441
Orion Corp.	4,810	413,664
Pan Ocean Co. Ltd.(a)	11,193	37,377
Pearl Abyss Corp.(a)(b)	1,525	232,361
POSCO	11,018	2,043,024
POSCO Chemical Co. Ltd.	2,808	135,234
Posco International Corp.	7,951	112,409
S-1 Corp.	2,786	212,950
Samsung Biologics Co. Ltd.(a)(c)	2,895	1,176,849
Samsung C&T Corp.	12,150	1,106,075
Samsung Card Co. Ltd.	4,693	149,431
Samsung Electro-Mechanics Co. Ltd.	9,923	1,040,714
Security	Shares	Value

South Korea (continued)
Samsung Electronics Co. Ltd.	784,662	$37,131,297
Samsung Engineering Co. Ltd.(a)	15,302	221,470
Samsung Fire & Marine Insurance Co. Ltd.	5,184	917,753
Samsung Heavy Industries Co. Ltd.(a)	58,127	324,323
Samsung Life Insurance Co. Ltd.	12,476	727,509
Samsung SDI Co. Ltd.	9,384	2,173,079
Samsung SDS Co. Ltd.	6,411	1,043,532
Samsung Securities Co. Ltd.	10,114	299,130
Shinhan Financial Group Co. Ltd.(a)	63,619	2,089,763
Shinsegae Inc.	1,607	360,003
SK Holdings Co. Ltd.	4,655	919,791
SK Hynix Inc.	88,573	6,948,505
SK Innovation Co. Ltd.	7,002	763,737
SK Telecom Co. Ltd.	3,740	720,166
S-Oil Corp.	8,290	530,015
Woongjin Coway Co. Ltd.	10,260	755,823
Woori Financial Group Inc.	88,608	754,601
Yuhan Corp.	2,319	424,166
		107,067,112

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	44,394	1,477,399
Aena SME SA(c)	10,639	1,970,722
Amadeus IT Group SA	71,341	5,599,037
Banco Bilbao Vizcaya Argentaria SA	1,043,644	5,399,431
Banco de Sabadell SA	972,105	876,912
Banco Santander SA	2,461,340	9,694,095
Banco Santander SA, New(a)	194,185	811,927
Bankia SA	292,441	531,983
Bankinter SA	136,986	888,684
CaixaBank SA	568,792	1,664,085
Cellnex Telecom SA(c)	44,000	2,190,336
Enagas SA	14,047	378,587
Endesa SA	50,825	1,395,152
Ferrovial SA	88,108	2,798,400
Grifols SA	47,896	1,608,274
Iberdrola SA	1,019,066	11,146,479
Iberdrola SA, New(a)	21,688	237,220
Industria de Diseno Textil SA	174,594	5,876,143
Mapfre SA	173,041	443,358
Naturgy Energy Group SA	53,006	1,398,042
Red Electrica Corp. SA	67,320	1,345,484
Repsol SA	251,014	3,467,436
Siemens Gamesa Renewable Energy SA	44,718	713,861
Telefonica SA	720,426	4,877,281
		66,790,328

Sweden — 1.6%
Alfa Laval AB	53,938	1,348,639
Assa Abloy AB, Class B	168,538	4,009,458
Atlas Copco AB, Class A	121,098	4,296,817
Atlas Copco AB, Class B	56,103	1,746,188
Boliden AB	41,324	983,083
Electrolux AB, Series B	40,974	972,206
Epiroc AB, Class A	124,836	1,446,694
Epiroc AB, Class B	49,633	561,797
Essity AB, Class B	99,808	3,168,623
Hennes & Mauritz AB, Class B	129,691	2,847,816
Hexagon AB, Class B	43,150	2,351,199
Husqvarna AB, Class B	86,792	654,813
ICA Gruppen AB	14,251	626,600

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Industrivarden AB, Class C	18,661	$440,066
Investor AB, Class B	68,736	3,766,747
Kinnevik AB, Class B	30,623	739,630
L E Lundbergforetagen AB, Class B	13,369	580,607
Lundin Petroleum AB	32,534	991,008
Millicom International Cellular SA, SDR	14,071	664,816
Sandvik AB	185,760	3,394,835
Securitas AB, Class B	62,300	980,845
Skandinaviska Enskilda Banken AB, Class A	263,410	2,602,768
Skanska AB, Class B	64,513	1,492,574
SKF AB, Class B	66,907	1,226,569
Svenska Handelsbanken AB, Class A	250,354	2,459,215
Swedbank AB, Class A	141,419	2,175,135
Swedish Match AB	29,043	1,643,389
Tele2 AB, Class B	91,758	1,384,179
Telefonaktiebolaget LM Ericsson, Class B	508,337	3,995,540
Telia Co. AB	417,180	1,785,382
Volvo AB, Class B	236,022	4,047,708
		59,384,946

Switzerland — 6.4%
ABB Ltd., Registered	296,730	6,925,597
Adecco Group AG, Registered	25,629	1,506,729
Alcon Inc.(a)	70,385	4,155,448
Baloise Holding AG, Registered	8,586	1,551,703
Barry Callebaut AG, Registered	493	1,091,864
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	199	1,668,220
Chocoladefabriken Lindt & Spruengli AG, Registered	18	1,677,848
Cie. Financiere Richemont SA, Registered	83,591	6,122,524
Clariant AG, Registered	22,959	517,289
Coca-Cola HBC AG	35,140	1,290,519
Credit Suisse Group AG, Registered	414,339	5,247,707
Dufry AG, Registered	9,149	794,377
EMS-Chemie Holding AG, Registered	878	575,350
Geberit AG, Registered	6,449	3,404,874
Givaudan SA, Registered	1,661	5,476,676
Julius Baer Group Ltd.	37,694	1,887,729
Kuehne + Nagel International AG, Registered	9,890	1,599,710
LafargeHolcim Ltd., Registered	76,386	3,888,799
Lonza Group AG, Registered	12,233	5,025,366
Nestle SA, Registered	491,957	54,263,451
Novartis AG, Registered	353,775	33,442,549
Pargesa Holding SA, Bearer	1,024	82,126
Partners Group Holding AG	3,366	3,088,016
Roche Holding AG, NVS	115,990	39,002,081
Schindler Holding AG, Participation Certificates, NVS	4,810	1,243,832
Schindler Holding AG, Registered	3,300	821,194
SGS SA, Registered	775	2,242,755
Sika AG, Registered	21,685	3,901,029
Sonova Holding AG, Registered	9,654	2,420,382
Straumann Holding AG, Registered	1,527	1,456,623
Swatch Group AG (The), Bearer	6,254	1,573,794
Swatch Group AG (The), Registered	8,522	415,475
Swiss Life Holding AG, Registered	6,336	3,188,858
Swiss Prime Site AG, Registered	15,858	1,936,930
Swiss Re AG	44,444	5,022,962
Swisscom AG, Registered	4,456	2,446,884
Temenos AG, Registered	10,749	1,737,539
UBS Group AG, Registered	624,381	7,768,751
Vifor Pharma AG	7,920	1,461,724
Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	24,701	$10,262,523
		232,187,807

Taiwan — 3.1%
Accton Technology Corp.	87,000	469,430
Acer Inc.	775,792	434,006
Advantech Co. Ltd.	25,000	240,822
Airtac International Group	17,000	263,928
ASE Technology Holding Co. Ltd.	533,762	1,318,105
Asia Cement Corp.	523,440	782,327
Asustek Computer Inc.	132,000	978,781
AU Optronics Corp.	1,904,000	636,578
Catcher Technology Co. Ltd.	109,000	880,400
Cathay Financial Holding Co. Ltd.	1,166,281	1,569,377
Chailease Holding Co. Ltd.	147,000	617,995
Chang Hwa Commercial Bank Ltd.	924,094	656,156
Cheng Shin Rubber Industry Co. Ltd.	130,000	169,337
Chicony Electronics Co. Ltd.	28,000	79,619
China Development Financial Holding Corp.	2,070,000	636,575
China Life Insurance Co. Ltd.(a)	449,000	367,119
China Steel Corp.	1,904,288	1,456,157
Chunghwa Telecom Co. Ltd.	450,000	1,608,792
Compal Electronics Inc.	729,000	442,820
CTBC Financial Holding Co. Ltd.	2,992,036	2,183,932
Delta Electronics Inc.	338,000	1,599,987
E.Sun Financial Holding Co. Ltd.	1,749,508	1,627,368
Eclat Textile Co. Ltd.	22,000	284,021
Eva Airways Corp.	384,000	155,080
Evergreen Marine Corp. Taiwan Ltd.(a)	393,000	152,860
Far Eastern New Century Corp.	157,000	146,559
Far EasTone Telecommunications Co. Ltd.	268,000	608,587
Feng TAY Enterprise Co. Ltd.	38,000	230,196
First Financial Holding Co. Ltd.	1,661,028	1,297,635
Formosa Chemicals & Fibre Corp.	417,340	1,172,901
Formosa Petrochemical Corp.	313,000	931,467
Formosa Plastics Corp.	767,960	2,374,374
Formosa Taffeta Co. Ltd.	158,000	176,782
Foxconn Technology Co. Ltd.	172,000	344,467
Fubon Financial Holding Co. Ltd.	1,077,000	1,606,106
Giant Manufacturing Co. Ltd.	35,000	208,547
Globalwafers Co. Ltd.	36,000	476,679
Highwealth Construction Corp.	556,080	832,951
Hiwin Technologies Corp.	15,000	151,941
Hon Hai Precision Industry Co. Ltd.	2,097,377	5,776,483
Hotai Motor Co. Ltd.	45,000	926,545
Hua Nan Financial Holdings Co. Ltd.	1,309,429	938,433
Innolux Corp.	1,877,688	546,978
Inventec Corp.	418,000	317,558
Largan Precision Co. Ltd.	18,000	2,863,054
Lite-On Technology Corp.	202,000	315,615
MediaTek Inc.	267,000	3,429,309
Mega Financial Holding Co. Ltd.	1,569,195	1,638,853
Micro-Star International Co. Ltd.	69,000	211,963
Nan Ya Plastics Corp.	764,840	1,764,684
Nanya Technology Corp.	185,000	478,285
Nien Made Enterprise Co. Ltd.	15,000	122,894
Novatek Microelectronics Corp.	88,000	635,043
Pegatron Corp.	387,000	814,764
Phison Electronics Corp.	13,000	137,492
Pou Chen Corp.	64,000	74,362
Powertech Technology Inc.	65,000	232,381

44	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
President Chain Store Corp.	60,000	$592,870
Quanta Computer Inc.	454,000	931,775
Realtek Semiconductor Corp.	74,000	606,276
Ruentex Industries Ltd.	17,000	38,323
Shanghai Commercial & Savings Bank Ltd. (The)	475,000	786,190
Shin Kong Financial Holding Co. Ltd.	2,561,461	835,194
SinoPac Financial Holdings Co. Ltd.	1,771,600	756,518
Synnex Technology International Corp.	705,750	876,084
Taishin Financial Holding Co. Ltd.	2,742,718	1,284,699
Taiwan Business Bank	885,349	361,947
Taiwan Cement Corp.	876,168	1,219,599
Taiwan Cooperative Financial Holding Co. Ltd.	2,283,892	1,572,543
Taiwan High Speed Rail Corp.	222,000	265,659
Taiwan Mobile Co. Ltd.	383,000	1,356,582
Taiwan Semiconductor Manufacturing Co. Ltd.	4,103,000	43,462,544
Tatung Co. Ltd.(a)	265,000	171,936
Uni-President Enterprises Corp.	837,972	2,013,862
United Microelectronics Corp.	2,029,000	1,000,765
Vanguard International Semiconductor Corp.	222,000	552,630
Walsin Technology Corp.	54,000	376,279
Win Semiconductors Corp.	61,000	569,433
Winbond Electronics Corp.	834,000	467,950
Wistron Corp.	158,000	142,524
Wiwynn Corp.	14,000	325,333
WPG Holdings Ltd.	283,000	355,987
Yageo Corp.	45,000	575,739
Yuanta Financial Holding Co. Ltd.	1,974,067	1,287,336
Zhen Ding Technology Holding Ltd.	82,000	324,374
		114,506,411

Thailand — 0.7%
Advanced Info Service PCL, NVDR	190,400	1,246,121
Airports of Thailand PCL, NVDR	736,700	1,666,261
B Grimm Power PCL, NVDR	152,400	303,138
Bangkok Bank PCL, Foreign	92,000	426,500
Bangkok Dusit Medical Services PCL, NVDR	792,500	633,085
Bangkok Expressway & Metro PCL, NVDR	2,433,800	858,896
Berli Jucker PCL, NVDR	481,000	632,692
BTS Group Holdings PCL, NVDR	2,619,700	1,050,569
Central Pattana PCL, NVDR	625,400	1,218,898
Charoen Pokphand Foods PCL, NVDR	1,038,800	999,807
CP ALL PCL, NVDR	938,800	2,130,898
Global Power Synergy PCL, NVDR	119,300	321,501
Indorama Ventures PCL, NVDR(b)	406,088	368,046
Intouch Holdings PCL, NVDR	628,900	1,124,837
Kasikornbank PCL, Foreign	308,600	1,395,977
Land & Houses PCL, NVDR	1,206,400	359,946
Minor International PCL, NVDR	662,820	653,889
Osotspa PCL, NVDR	151,600	215,217
PTT Exploration & Production PCL, NVDR	228,199	911,478
PTT Global Chemical PCL, NVDR	374,601	588,882
PTT PCL, NVDR	1,785,100	2,476,919
Siam Cement PCL (The), NVDR	122,400	1,405,813
Siam Commercial Bank PCL (The), NVDR	261,800	823,112
Srisawad Corp PCL, NVDR	98,800	237,729
Thai Oil PCL, NVDR	336,600	561,540
TMB Bank PCL, NVDR	8,380,103	379,081
Total Access Communication PCL, NVDR	253,900	362,482
True Corp. PCL, NVDR(b)	2,670,334	322,119
		23,675,433
Security	Shares	Value

Turkey — 0.1%
Akbank T.A.S.(a)	457,012	$630,730
Anadolu Efes Biracilik Ve Malt Sanayii AS	33,668	139,397
Arcelik AS(a)	56,563	197,522
Aselsan Elektronik Sanayi Ve Ticaret AS	25,468	99,829
BIM Birlesik Magazalar AS	68,256	556,312
Eregli Demir ve Celik Fabrikalari TAS	289,369	451,096
Ford Otomotiv Sanayi AS	5,539	69,411
Haci Omer Sabanci Holding AS	154,944	252,415
KOC Holding AS	123,200	402,227
TAV Havalimanlari Holding AS	19,554	88,998
Tupras Turkiye Petrol Rafinerileri AS	23,901	449,666
Turk Hava Yollari AO(a)	129,916	296,951
Turkcell Iletisim Hizmetleri AS	111,330	262,281
Turkiye Garanti Bankasi AS(a)	386,896	769,267
Turkiye Is Bankasi AS, Class C(a)	217,393	263,342
		4,929,444

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	505,246	1,052,309
Aldar Properties PJSC	1,050,311	637,679
DP World PLC	41,049	574,686
Emaar Malls PJSC	154,747	76,678
Emaar Properties PJSC	727,173	799,831
Emirates Telecommunications Group Co. PJSC	346,495	1,535,785
First Abu Dhabi Bank PJSC	323,584	1,363,757
		6,040,725

United Kingdom — 10.6%
3i Group PLC	186,336	2,712,963
Admiral Group PLC	6,986	208,030
Anglo American PLC	164,596	4,308,167
Antofagasta PLC	35,653	386,416
Ashtead Group PLC	80,234	2,596,518
Associated British Foods PLC	57,752	1,999,140
AstraZeneca PLC	217,592	21,294,249
Auto Trader Group PLC(c)	173,997	1,289,020
AVEVA Group PLC	9,093	589,491
Aviva PLC	661,997	3,476,617
BAE Systems PLC	513,576	4,274,553
Barclays PLC	2,870,166	6,356,203
Barratt Developments PLC	185,172	1,959,585
Berkeley Group Holdings PLC	26,526	1,832,249
BP PLC	3,380,306	20,350,190
British American Tobacco PLC	377,840	16,722,661
British Land Co. PLC (The)	162,304	1,186,562
BT Group PLC	1,381,452	2,930,402
Bunzl PLC	58,285	1,509,735
Burberry Group PLC	68,598	1,766,018
Carnival PLC	26,377	1,084,134
Centrica PLC	952,569	1,065,316
Coca-Cola European Partners PLC	38,182	2,008,755
Compass Group PLC	265,042	6,557,834
Croda International PLC	11,779	773,870
DCC PLC	18,004	1,455,300
Diageo PLC	398,655	15,817,766
Direct Line Insurance Group PLC	49,191	219,042
easyJet PLC	19,997	367,196
Evraz PLC	88,472	411,216
Experian PLC	162,174	5,637,321
Ferguson PLC	39,433	3,535,720
Fiat Chrysler Automobiles NV	177,386	2,306,267

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
G4S PLC	288,117	$742,121
GlaxoSmithKline PLC	832,152	19,569,465
Glencore PLC	1,740,292	5,104,269
GVC Holdings PLC	99,323	1,148,497
Halma PLC	43,815	1,216,939
Hargreaves Lansdown PLC	50,856	1,156,412
HSBC Holdings PLC	3,328,420	24,210,361
Imperial Brands PLC	155,574	4,000,656
Informa PLC	235,840	2,408,732
InterContinental Hotels Group PLC	31,232	1,929,022
Intertek Group PLC	27,406	2,080,892
ITV PLC	687,196	1,226,537
J Sainsbury PLC	292,825	781,268
JD Sports Fashion PLC	56,350	610,438
Johnson Matthey PLC	37,504	1,287,854
Kingfisher PLC	368,681	991,431
Land Securities Group PLC	80,507	995,447
Legal & General Group PLC	891,400	3,589,759
Lloyds Banking Group PLC	11,575,543	8,665,521
London Stock Exchange Group PLC	54,012	5,579,125
M&G PLC(a)	439,316	1,391,014
Marks & Spencer Group PLC	306,234	710,473
Meggitt PLC	67,566	601,727
Melrose Industries PLC	838,333	2,577,072
Micro Focus International PLC	58,006	783,904
Mondi PLC	83,236	1,696,298
National Grid PLC	585,540	7,763,358
Next PLC	23,518	2,136,619
NMC Health PLC(b)	16,991	289,376
Ocado Group PLC(a)	77,252	1,245,934
Pearson PLC	138,650	1,038,856
Persimmon PLC	55,745	2,243,438
Polymetal International PLC	28,876	488,953
Prudential PLC	429,760	7,659,213
Reckitt Benckiser Group PLC	116,587	9,652,957
RELX PLC	328,851	8,726,184
Rentokil Initial PLC	346,356	2,132,166
Rio Tinto PLC	191,322	10,299,878
Rolls-Royce Holdings PLC	290,341	2,564,275
Royal Bank of Scotland Group PLC	828,167	2,383,159
Royal Dutch Shell PLC, Class A	716,754	18,843,598
Royal Dutch Shell PLC, Class B	606,162	15,980,860
RSA Insurance Group PLC	169,931	1,232,913
Sage Group PLC (The)	196,465	1,912,310
Schroders PLC	11,001	465,934
Segro PLC	180,248	2,163,613
Severn Trent PLC	21,848	742,753
Smith & Nephew PLC	150,483	3,623,169
Smiths Group PLC	39,336	876,052
Spirax-Sarco Engineering PLC	8,064	948,193
SSE PLC	184,050	3,659,844
St. James’s Place PLC	62,731	945,997
Standard Chartered PLC	465,201	3,869,470
Standard Life Aberdeen PLC	399,620	1,588,239
Taylor Wimpey PLC	614,274	1,741,743
Tesco PLC	1,644,072	5,350,857
Unilever PLC	193,173	11,544,137
United Utilities Group PLC	138,397	1,848,979
Vodafone Group PLC	4,438,144	8,734,592
Weir Group PLC (The)	47,627	846,300
Security	Shares	Value

United Kingdom (continued)
Whitbread PLC	22,630	$1,333,440
Wm Morrison Supermarkets PLC	438,852	1,052,571
WPP PLC	217,814	2,713,308
		384,686,978

United States — 0.0%
Ovintiv Inc.	44,774	698,069

Total Common Stocks — 95.9%
(Cost: $3,416,619,075)		3,492,517,221

Investment Companies

India — 2.4%
iShares MSCI India ETF(b)(g)	2,550,876	87,979,713

Total Investment Companies — 2.4%
(Cost: $89,429,765)		87,979,713

Preferred Stocks

Brazil — 0.6%
Banco Bradesco SA, Preference Shares, NVS	725,177	5,581,483
Braskem SA, Class A, Preference Shares, NVS	27,100	200,083
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	84,300	806,258
Cia. Brasileira de Distribuicao, Preference Shares, NVS	36,800	732,685
Cia. Energetica de Minas Gerais, Preference Shares, NVS	185,634	649,442
Gerdau SA, Preference Shares, NVS	228,000	1,069,771
Itau Unibanco Holding SA, Preference Shares, NVS	776,795	5,966,047
Itausa-Investimentos Itau SA, Preference Shares, NVS	662,821	1,994,706
Lojas Americanas SA, Preference Shares, NVS	152,400	982,536
Petroleo Brasileiro SA, Preference Shares, NVS	663,500	4,417,381
Telefonica Brasil SA, Preference Shares, NVS	80,900	1,124,355
		23,524,747

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	19,393	540,084

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	94,457	1,232,749
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	55,633	23,553
		1,256,302

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,384	579,981
Fuchs Petrolub SE, Preference Shares, NVS	9,821	435,345
Henkel AG & Co. KGaA, Preference Shares, NVS	29,589	3,014,762
Porsche Automobil Holding SE, Preference Shares, NVS	28,541	1,933,806
Sartorius AG, Preference Shares, NVS	6,355	1,483,174
Volkswagen AG, Preference Shares, NVS	30,543	5,496,199
		12,943,267

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	966,609	508,818

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	512,900	289,749
Transneft PJSC, Preference Shares, NVS	15	38,714
		328,463

46	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	3,805	$233,692
Series 2, Preference Shares, NVS	1,679	113,121
LG Chem Ltd., Preference Shares, NVS	1,283	193,228
LG Household & Health Care Ltd., Preference Shares, NVS	387	247,426
Samsung Electronics Co. Ltd., Preference Shares, NVS	130,105	5,185,206
		5,972,673
Total Preferred Stocks — 1.2%
(Cost: $35,395,705)		45,074,354

Rights
China — 0.0%

Legend Holdings Corp. Class H, (Expires 02/28/20)(a)	9,138	0	(e)
South Korea — 0.0%
Hyundai Development Co., (Expires 06/03/20)(a)	3,130	7,222

Total Rights — 0.0%
(Cost: $0)		7,222

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	304,810	0	(e)

Total Warrants — 0.0%
(Cost: $0)		0	(e)

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(g)(h)(i)	35,951,030	35,972,601
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(g)(h)	2,698,000	$2,698,000
		38,670,601

Total Short-Term Investments — 1.1%
(Cost: $38,654,924)		38,670,601

Total Investments in Securities — 100.6%
(Cost: $3,580,099,469)		3,664,249,111

Other Assets, Less Liabilities — (0.6)%		(20,886,888)

Net Assets — 100.0%		$3,643,362,223

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares	Shares		Held at	Value at			Realized	Appreciation
Affiliated Issuer	07/31/19	Purchased	Sold		01/31/20	01/31/20	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	42,000,405	—	(6,049,375	)(b)	35,951,030	$35,972,601	$550,242	(c)	$(1,224)	$3,780
BlackRock Cash Funds: Treasury, SL Agency Shares	5,174,000	—	(2,476,000	)(b)	2,698,000	2,698,000	50,667		—	—
iShares MSCI India ETF	2,602,620	297,068	(348,812)		2,550,876	87,979,713	92,555		1,094,958	3,219,088
						$126,650,314	$693,464		$1,093,734	$3,222,868

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI EAFE E-Mini	119	03/20/20	$11,760	$(255,961)
MSCI Emerging Markets E-Mini	86	03/20/20	4,515	(205,082)
				$(461,043)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$461,043

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,310,549
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(210,403)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$17,842,737

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

48	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$3,453,431,450	$39,083,972		$1,799	$3,492,517,221
Investment Companies	87,979,713	—		—	87,979,713
Preferred Stocks	45,074,354	—		—	45,074,354
Rights	—	7,222		—	7,222
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	38,670,601	—		—	38,670,601
	$3,625,156,118	$39,091,194		$1,799	$3,664,249,111
Derivative financial instruments(b)
Liabilities
Futures Contracts.	$(461,043)	$—		$—	$(461,043)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (unaudited)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
AGL Energy Ltd.	2,834,214	$37,852,411
Alumina Ltd.	10,583,527	15,445,605
AMP Ltd.	14,426,137	17,625,073
APA Group	5,099,889	38,681,976
Aristocrat Leisure Ltd.	2,476,909	60,025,617
ASX Ltd.	837,395	48,026,080
Aurizon Holdings Ltd.	8,601,988	31,154,021
AusNet Services.	7,959,513	9,431,435
Australia & New Zealand Banking Group Ltd.	12,249,190	211,155,606
Bendigo & Adelaide Bank Ltd.	2,118,627	14,764,653
BHP Group Ltd.	12,732,937	335,848,044
BHP Group PLC	9,129,068	199,739,353
BlueScope Steel Ltd.	2,275,416	21,706,694
Boral Ltd.	5,079,358	16,933,868
Brambles Ltd.	6,858,572	57,990,261
Caltex Australia Ltd.	1,074,257	24,724,760
Challenger Ltd.	2,378,266	14,249,561
CIMIC Group Ltd.	423,085	8,295,929
Coca-Cola Amatil Ltd.	2,190,555	17,568,270
Cochlear Ltd.	249,120	40,204,047
Coles Group Ltd.	4,885,270	54,125,832
Commonwealth Bank of Australia	7,651,557	436,730,133
Computershare Ltd.	2,121,809	25,553,798
Crown Resorts Ltd.	1,633,811	12,796,927
CSL Ltd.	1,959,123	409,264,336
Dexus	4,727,437	40,256,024
Flight Centre Travel Group Ltd.	236,921	6,234,830
Fortescue Metals Group Ltd.	5,962,498	45,464,245
Goodman Group	7,112,786	70,901,015
GPT Group (The)	8,395,874	33,723,697
Harvey Norman Holdings Ltd.	2,403,091	6,805,007
Incitec Pivot Ltd.	6,940,726	15,240,414
Insurance Australia Group Ltd.	9,953,441	47,176,369
James Hardie Industries PLC	1,918,780	40,847,955
Lendlease Group	2,431,551	29,495,760
Macquarie Group Ltd.	1,397,969	135,485,908
Magellan Financial Group Ltd.	549,712	24,755,668
Medibank Pvt Ltd.	11,807,494	24,504,026
Mirvac Group.	16,955,172	38,592,164
National Australia Bank Ltd.	12,457,861	215,670,136
Newcrest Mining Ltd.	3,305,015	65,336,354
Oil Search Ltd.	5,889,332	28,544,512
Orica Ltd.	1,641,173	25,082,931
Origin Energy Ltd.	7,616,499	41,810,682
Qantas Airways Ltd.	3,146,753	13,503,262
QBE Insurance Group Ltd.	5,693,906	52,412,033
Ramsay Health Care Ltd.	698,074	37,012,179
REA Group Ltd.	227,171	17,352,280
Rio Tinto Ltd.	1,604,518	106,093,227
Santos Ltd.	7,642,904	44,462,737
Scentre Group	22,962,543	59,336,961
Seek Ltd.	1,443,164	21,921,395
Sonic Healthcare Ltd.	1,946,681	41,272,508
South32 Ltd.	21,687,679	38,329,664
Stockland	10,470,856	34,487,785
Suncorp Group Ltd.	5,441,997	46,850,829
Sydney Airport	4,770,374	26,793,682
Tabcorp Holdings Ltd.	8,673,021	27,230,853
Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	17,966,795	$46,187,010
TPG Telecom Ltd.	1,603,105	8,027,523
Transurban Group	11,706,078	123,035,114
Treasury Wine Estates Ltd.	3,110,973	27,136,802
Vicinity Centres	13,904,017	23,642,425
Washington H Soul Pattinson & Co. Ltd.	512,926	7,399,800
Wesfarmers Ltd.	4,899,512	148,287,773
Westpac Banking Corp.	15,084,618	253,671,667
WiseTech Global Ltd.(a)	617,044	10,339,392
Woodside Petroleum Ltd.	4,046,996	94,092,622
Woolworths Group Ltd.	5,434,468	152,218,249
Worley Ltd.	1,451,786	14,811,723
		4,571,731,482
Austria — 0.2%
ANDRITZ AG	312,739	12,324,294
Erste Group Bank AG	1,299,998	47,772,222
OMV AG	634,312	31,625,483
Raiffeisen Bank International AG	638,209	14,569,625
Verbund AG	293,874	15,541,031
voestalpine AG	508,081	12,342,176
		134,174,831
Belgium — 1.0%
Ageas	785,015	43,297,601
Anheuser-Busch InBev SA/NV	3,289,296	249,404,489
Colruyt SA	245,199	12,268,591
Galapagos NV(a)(b)	187,699	42,038,432
Groupe Bruxelles Lambert SA	346,509	34,836,603
KBC Group NV	1,079,951	79,300,098
Proximus SADP	650,091	18,529,485
Solvay SA	322,784	33,460,129
Telenet Group Holding NV	200,686	9,336,364
UCB SA	546,228	50,290,816
Umicore SA(a)	848,438	39,085,743
		611,848,351
Denmark — 1.9%
AP Moller - Maersk A/S, Class A	16,077	18,119,362
AP Moller - Maersk A/S, Class B, NVS	28,336	34,003,116
Carlsberg A/S, Class B	460,987	67,432,000
Chr Hansen Holding A/S	455,075	33,931,460
Coloplast A/S, Class B	511,799	64,588,216
Danske Bank A/S	2,796,919	46,827,193
Demant A/S(b)	486,125	15,787,609
DSV Panalpina A/S	944,569	102,758,394
Genmab A/S(b)	280,610	64,812,011
H Lundbeck A/S	301,092	12,805,681
ISS A/S	677,221	16,440,060
Novo Nordisk A/S, Class B	7,639,588	467,324,112
Novozymes A/S, Class B	940,234	49,065,871
Orsted A/S(c)	817,127	89,184,971
Pandora A/S	445,272	23,071,328
Tryg A/S	522,176	15,827,856
Vestas Wind Systems A/S	815,770	81,391,305
		1,203,370,545
Finland — 1.1%
Elisa OYJ	617,340	37,175,969
Fortum OYJ	1,920,667	46,528,652
Kone OYJ, Class B	1,469,190	94,856,410
Metso OYJ	455,239	16,199,366
Neste OYJ	1,826,192	72,613,456

50	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokia OYJ	24,340,131	$94,934,074
Nokian Renkaat OYJ	537,481	14,479,925
Nordea Bank Abp	13,985,746	110,450,632
Orion OYJ, Class B	451,319	21,341,478
Sampo OYJ, Class A	1,911,624	86,581,549
Stora Enso OYJ, Class R	2,522,026	32,868,139
UPM-Kymmene OYJ	2,313,725	73,152,934
Wartsila OYJ Abp	1,918,583	23,547,379
		724,729,963
France — 11.1%
Accor SA	788,591	32,361,137
Aeroports de Paris	128,322	24,317,307
Air Liquide SA	2,038,868	295,426,226
Airbus SE	2,522,392	372,447,826
Alstom SA	820,091	43,569,072
Amundi SA(c)	260,770	21,168,179
Arkema SA	296,839	27,310,014
Atos SE	422,720	35,199,965
AXA SA	8,351,403	222,861,045
BioMerieux	177,748	17,619,895
BNP Paribas SA	4,861,836	258,861,070
Bollore SA	3,809,111	15,508,901
Bouygues SA	964,434	38,187,723
Bureau Veritas SA	1,266,149	34,952,382
Capgemini SE	686,944	85,528,854
Carrefour SA	2,609,406	44,258,147
Casino Guichard Perrachon SA(a)	235,221	9,556,234
Cie. de Saint-Gobain	2,126,268	80,668,982
Cie. Generale des Etablissements Michelin SCA	736,408	85,689,190
CNP Assurances	730,797	13,176,575
Covivio	206,607	24,544,719
Credit Agricole SA	4,987,429	67,596,066
Danone SA	2,668,998	214,143,578
Dassault Aviation SA	10,777	13,113,495
Dassault Systemes SE	568,231	98,676,141
Edenred	1,048,110	56,670,354
Eiffage SA	336,563	39,069,571
Electricite de France SA(a)	2,630,252	32,515,106
Engie SA	7,894,576	136,130,877
EssilorLuxottica SA	1,225,145	182,272,028
Eurazeo SE	173,725	12,456,179
Eurofins Scientific SE(a)	50,114	26,990,665
Eutelsat Communications SA	753,069	11,303,997
Faurecia SE	322,952	15,450,348
Gecina SA	197,764	37,345,224
Getlink SE	1,901,825	33,616,267
Hermes International	136,892	102,642,755
ICADE	127,758	14,271,410
Iliad SA(a)	114,731	15,092,102
Ingenico Group SA	261,619	30,500,240
Ipsen SA	162,285	12,049,566
JCDecaux SA	367,186	9,839,220
Kering SA	327,492	201,424,325
Klepierre SA	876,919	29,863,471
Legrand SA	1,153,222	92,527,265
L’Oreal SA	1,092,234	304,903,281
LVMH Moet Hennessy Louis Vuitton SE	1,201,552	526,365,752
Natixis SA	4,070,351	17,244,651
Orange SA	8,596,748	121,992,187
Pernod Ricard SA	917,791	159,175,556
Security	Shares	Value

France (continued)
Peugeot SA	2,534,305	$52,266,509
Publicis Groupe SA	932,357	41,360,527
Remy Cointreau SA	97,544	10,290,957
Renault SA	827,176	32,308,268
Safran SA	1,414,670	228,811,307
Sanofi	4,870,671	469,328,168
Sartorius Stedim Biotech	119,708	21,504,256
Schneider Electric SE	2,389,745	239,725,562
SCOR SE	699,762	29,801,559
SEB SA	96,830	12,458,346
SES SA	1,567,587	19,291,609
Societe Generale SA	3,504,124	113,488,596
Sodexo SA	379,935	39,830,768
STMicroelectronics NV	2,954,682	82,809,052
Suez	1,470,321	24,164,152
Teleperformance	253,205	63,640,498
Thales SA	460,553	50,640,394
TOTAL SA	10,373,820	507,502,830
Ubisoft Entertainment SA(b)	361,880	27,527,077
Unibail-Rodamco-Westfield	408,236	55,465,127
Unibail-Rodamco-Westfield, New	189,813	25,789,010
Valeo SA	1,038,848	30,991,693
Veolia Environnement SA	2,316,484	68,490,978
Vinci SA	2,207,620	245,137,798
Vivendi SA	3,691,284	101,285,282
Wendel SA	118,239	15,802,518
Worldline SA(b)(c)	437,151	30,883,741
		7,039,051,702
Germany — 8.0%
adidas AG	778,742	246,645,992
Allianz SE, Registered	1,835,036	438,949,826
Aroundtown SA	4,023,020	38,056,149
BASF SE	3,968,311	268,566,513
Bayer AG, Registered	4,025,878	325,911,038
Bayerische Motoren Werke AG	1,434,392	102,274,449
Beiersdorf AG	435,945	49,470,910
Brenntag AG	664,720	34,533,817
Carl Zeiss Meditec AG, Bearer	174,477	21,365,778
Commerzbank AG	4,318,467	24,885,776
Continental AG	476,151	54,318,417
Covestro AG(c)	749,398	31,682,928
Daimler AG, Registered	3,932,145	182,169,636
Delivery Hero SE(b)(c)	488,520	37,690,735
Deutsche Bank AG, Registered	8,483,966	77,885,614
Deutsche Boerse AG	821,774	133,916,985
Deutsche Lufthansa AG, Registered	1,027,761	15,751,886
Deutsche Post AG, Registered	4,274,725	149,578,709
Deutsche Telekom AG, Registered	14,404,540	233,157,253
Deutsche Wohnen SE	1,554,726	65,816,603
E.ON SE	9,715,662	110,253,045
Evonik Industries AG	806,550	22,139,894
Fraport AG Frankfurt Airport Services Worldwide	179,072	13,363,464
Fresenius Medical Care AG & Co. KGaA	927,000	71,602,923
Fresenius SE & Co. KGaA	1,806,656	92,348,551
GEA Group AG	664,981	19,963,491
Hannover Rueck SE	260,450	50,654,697
HeidelbergCement AG	644,406	43,761,940
Henkel AG & Co. KGaA	447,692	41,427,054
HOCHTIEF AG	106,332	12,325,766
Infineon Technologies AG	5,398,169	117,108,569

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
KION Group AG	280,034	$17,595,923
Knorr-Bremse AG	209,803	22,903,943
LANXESS AG	372,959	22,451,176
Merck KGaA	560,031	71,930,610
METRO AG	765,890	10,690,126
MTU Aero Engines AG	224,607	68,300,775
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	622,022	183,567,228
Puma SE	358,391	28,755,035
QIAGEN NV(b)	990,831	33,116,861
RWE AG	2,524,966	87,694,583
SAP SE	4,242,339	553,914,364
Siemens AG, Registered	3,303,879	408,754,174
Siemens Healthineers AG(c)	646,805	30,449,216
Symrise AG	555,968	57,262,552
Telefonica Deutschland Holding AG	3,841,578	11,635,030
thyssenkrupp AG(a)	1,740,990	21,541,366
TUI AG	1,913,139	19,630,474
Uniper SE	869,983	28,547,456
United Internet AG, Registered	529,288	17,186,123
Volkswagen AG	139,299	25,563,868
Vonovia SE	2,226,002	127,141,756
Wirecard AG(a)	506,390	74,749,378
Zalando SE(b)(c)	597,066	28,736,271
		5,079,696,696
Hong Kong — 3.4%
AIA Group Ltd.	52,251,000	523,189,642
ASM Pacific Technology Ltd.	1,312,500	17,934,069
Bank of East Asia Ltd. (The)(a)	5,615,040	12,177,526
BeiGene Ltd., ADR(a)(b)	167,569	25,530,813
BOC Hong Kong Holdings Ltd.	15,994,500	53,453,010
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	5,707,700	17,347,515
CK Asset Holdings Ltd.	11,139,684	72,017,944
CK Hutchison Holdings Ltd.	11,667,684	104,131,476
CK Infrastructure Holdings Ltd.	2,854,792	20,037,111
CLP Holdings Ltd.	7,098,000	74,180,311
Dairy Farm International Holdings Ltd.	1,490,400	7,675,560
Galaxy Entertainment Group Ltd.	9,363,000	62,099,254
Hang Lung Properties Ltd.	8,748,000	18,431,310
Hang Seng Bank Ltd.	3,305,400	67,343,337
Henderson Land Development Co. Ltd.	6,220,764	28,200,092
HK Electric Investments & HK Electric Investments Ltd.(a)	11,425,500	11,418,290
HKT Trust & HKT Ltd.	16,287,440	24,415,743
Hong Kong & China Gas Co. Ltd.	43,833,144	84,449,746
Hong Kong Exchanges & Clearing Ltd.	5,166,000	172,180,041
Hongkong Land Holdings Ltd.	5,095,500	27,159,015
Jardine Matheson Holdings Ltd.	957,400	53,528,234
Jardine Strategic Holdings Ltd.	961,400	29,639,962
Kerry Properties Ltd.	2,827,500	7,956,429
Link REIT	9,103,958	92,623,560
Melco Resorts & Entertainment Ltd., ADR	907,632	18,306,937
MTR Corp. Ltd.	6,652,000	37,608,057
New World Development Co. Ltd.	26,519,132	33,503,675
NWS Holdings Ltd.	6,714,000	8,698,482
PCCW Ltd.	18,280,000	10,805,703
Power Assets Holdings Ltd.	5,968,000	43,271,439
Sands China Ltd.	10,430,000	51,042,512
Sino Land Co. Ltd.	13,474,000	18,497,706
SJM Holdings Ltd.	8,548,000	9,654,466
Security	Shares	Value

Hong Kong (continued)
Sun Hung Kai Properties Ltd.	6,889,000	$96,970,689
Swire Pacific Ltd., Class A	2,147,500	19,041,504
Swire Properties Ltd.	5,026,255	15,729,500
Techtronic Industries Co. Ltd.	5,915,533	47,957,192
Vitasoy International Holdings Ltd.(a)	3,242,000	11,794,936
WH Group Ltd.(c)	41,222,000	39,603,359
Wharf Real Estate Investment Co. Ltd.(a)	5,237,912	27,319,790
Wheelock & Co. Ltd.	3,572,000	21,919,896
Wynn Macau Ltd.	6,706,800	14,130,671
Yue Yuen Industrial Holdings Ltd.	3,138,500	8,750,728
		2,141,727,232
Ireland — 0.6%
AIB Group PLC	3,519,734	10,352,113
Bank of Ireland Group PLC	4,156,614	20,332,476
CRH PLC(b)	3,445,134	129,503,111
Flutter Entertainment PLC	337,495	38,336,234
Irish Bank Resolution Corp. Ltd.(b)(d)	3,570,811	40
Kerry Group PLC, Class A	684,434	87,453,888
Kingspan Group PLC	663,801	40,937,499
Smurfit Kappa Group PLC	978,365	33,914,537
		360,829,898
Israel — 0.6%
Azrieli Group Ltd.	183,253	13,550,875
Bank Hapoalim BM	4,962,278	42,809,891
Bank Leumi Le-Israel BM	6,430,637	46,489,229
Check Point Software Technologies Ltd.(b)	526,865	60,225,938
CyberArk Software Ltd.(a)(b)	164,295	22,710,498
Elbit Systems Ltd.	104,716	16,094,036
Israel Chemicals Ltd.	3,022,316	12,804,604
Israel Discount Bank Ltd., Class A	5,089,217	23,214,309
Mizrahi Tefahot Bank Ltd.	606,511	16,587,178
Nice Ltd.(b)	268,634	46,584,156
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	4,710,914	48,993,506
Wix.com Ltd.(a)(b)	205,257	29,288,121
		379,352,341
Italy — 2.1%
Assicurazioni Generali SpA	4,735,033	92,327,382
Atlantia SpA	2,141,586	52,616,197
CNH Industrial NV	4,379,062	41,851,216
Davide Campari-Milano SpA	2,483,223	24,024,160
Enel SpA	35,154,984	306,021,073
Eni SpA	10,995,700	154,243,266
Ferrari NV	525,472	88,805,050
FinecoBank Banca Fineco SpA	2,597,375	30,439,203
Intesa Sanpaolo SpA	64,330,378	160,083,806
Leonardo SpA	1,794,763	22,236,537
Mediobanca Banca di Credito Finanziario SpA	2,667,929	26,644,875
Moncler SpA	780,094	33,715,514
Pirelli & C SpA(c)	1,734,793	8,405,161
Poste Italiane SpA(c)	2,254,551	25,859,412
Prysmian SpA	1,042,499	23,198,377
Recordati SpA	451,954	19,348,049
Snam SpA	8,924,674	47,839,506
Telecom Italia SpA/Milano(b)	38,988,723	21,033,320
Tenaris SA	2,019,994	20,881,267
Terna Rete Elettrica Nazionale SpA	6,056,765	42,259,435
UniCredit SpA	8,672,047	116,112,424
		1,357,945,230

52	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 24.6%
ABC-Mart Inc.	140,900	$9,151,968
Acom Co. Ltd.	1,780,970	8,478,853
Advantest Corp.	867,100	46,961,083
Aeon Co. Ltd.	2,818,000	58,590,792
AEON Financial Service Co. Ltd.	487,390	7,784,030
Aeon Mall Co. Ltd.	460,910	7,765,112
AGC Inc.	779,400	27,002,325
Air Water Inc.	780,500	10,952,996
Aisin Seiki Co. Ltd.	695,200	23,700,364
Ajinomoto Co. Inc.	1,882,300	31,347,064
Alfresa Holdings Corp.	806,800	16,577,419
Alps Alpine Co. Ltd.	918,000	16,956,553
Amada Holdings Co. Ltd.	1,458,500	15,650,095
ANA Holdings Inc.	494,300	15,615,474
Aozora Bank Ltd.	507,800	13,877,415
Asahi Group Holdings Ltd.	1,566,300	73,499,117
Asahi Intecc Co. Ltd.	843,800	23,705,965
Asahi Kasei Corp.	5,440,400	57,122,067
Astellas Pharma Inc.	8,160,650	146,859,324
Bandai Namco Holdings Inc.	858,000	50,489,680
Bank of Kyoto Ltd. (The)	229,500	9,422,660
Benesse Holdings Inc.	306,300	8,520,501
Bridgestone Corp.	2,471,200	88,943,592
Brother Industries Ltd.	990,400	19,765,052
Calbee Inc.	345,700	11,450,505
Canon Inc.	4,325,300	115,191,018
Casio Computer Co. Ltd.	827,100	15,636,185
Central Japan Railway Co.	623,300	124,130,927
Chiba Bank Ltd. (The)	2,435,800	13,551,574
Chubu Electric Power Co. Inc.	2,777,400	38,130,472
Chugai Pharmaceutical Co. Ltd.	967,700	100,577,944
Chugoku Electric Power Co. Inc. (The)	1,202,900	15,948,400
Coca-Cola Bottlers Japan Holdings Inc.	530,900	14,170,722
Concordia Financial Group Ltd.	4,580,400	17,707,133
Credit Saison Co. Ltd.	678,300	11,114,645
CyberAgent Inc.(a)	435,600	17,743,913
Dai Nippon Printing Co. Ltd.	1,071,000	30,088,988
Daicel Corp.	1,118,500	10,825,359
Daifuku Co. Ltd.	437,800	27,184,518
Dai-ichi Life Holdings Inc.	4,654,852	71,120,865
Daiichi Sankyo Co. Ltd.	2,449,195	168,145,592
Daikin Industries Ltd.	1,076,900	155,347,433
Daito Trust Construction Co. Ltd.	308,700	36,755,764
Daiwa House Industry Co. Ltd.	2,442,300	77,988,654
Daiwa House REIT Investment Corp.	8,079	21,579,282
Daiwa Securities Group Inc.	6,570,000	33,891,101
Denso Corp.	1,873,200	78,498,634
Dentsu Group Inc.	934,000	31,539,789
Disco Corp.	116,000	27,655,487
East Japan Railway Co.	1,313,400	117,543,756
Eisai Co. Ltd.	1,089,600	83,731,867
Electric Power Development Co. Ltd.	633,000	14,478,083
FamilyMart Co. Ltd.	1,100,100	24,441,028
FANUC Corp.	837,800	157,070,591
Fast Retailing Co. Ltd.	251,600	137,749,172
Fuji Electric Co. Ltd.	550,400	16,707,257
FUJIFILM Holdings Corp.	1,552,000	78,527,176
Fujitsu Ltd.	847,300	90,800,291
Fukuoka Financial Group Inc.	737,400	13,096,785
GMO Payment Gateway Inc.(a)	178,800	11,729,188
Security	Shares	Value

Japan (continued)
Hakuhodo DY Holdings Inc.	1,009,220	$14,674,823
Hamamatsu Photonics KK	612,000	26,538,728
Hankyu Hanshin Holdings Inc.	994,800	41,027,412
Hikari Tsushin Inc.	90,900	22,652,664
Hino Motors Ltd.	1,230,300	11,759,845
Hirose Electric Co. Ltd.	139,648	17,716,105
Hisamitsu Pharmaceutical Co. Inc.	228,100	11,827,485
Hitachi Chemical Co. Ltd.	447,500	18,971,837
Hitachi Construction Machinery Co. Ltd.	459,400	12,694,589
Hitachi High-Technologies Corp.	306,700	22,411,441
Hitachi Ltd.	4,178,400	163,072,676
Hitachi Metals Ltd.	918,100	14,417,181
Honda Motor Co. Ltd.	7,045,500	184,027,407
Hoshizaki Corp.	233,200	21,731,051
Hoya Corp.	1,648,700	161,242,054
Hulic Co. Ltd.	1,305,100	16,063,140
Idemitsu Kosan Co. Ltd.	851,583	21,724,657
IHI Corp.	632,900	15,351,701
Iida Group Holdings Co. Ltd.	626,080	10,744,188
Inpex Corp.	4,413,143	41,959,163
Isetan Mitsukoshi Holdings Ltd.	1,444,200	11,472,586
Isuzu Motors Ltd.	2,378,300	23,983,779
ITOCHU Corp.	5,822,300	137,949,591
Itochu Techno-Solutions Corp.	416,500	12,469,830
J Front Retailing Co. Ltd.	983,300	12,066,144
Japan Airlines Co. Ltd.	499,200	14,254,961
Japan Airport Terminal Co. Ltd.	223,100	10,518,439
Japan Exchange Group Inc.	2,202,400	40,315,188
Japan Post Bank Co. Ltd.	1,735,600	16,269,499
Japan Post Holdings Co. Ltd.	6,827,200	62,757,202
Japan Post Insurance Co. Ltd.	970,100	16,585,277
Japan Prime Realty Investment Corp.	3,368	15,568,280
Japan Real Estate Investment Corp.	5,688	41,511,353
Japan Retail Fund Investment Corp.	11,243	24,034,720
Japan Tobacco Inc.	5,192,200	110,948,334
JFE Holdings Inc.	2,101,475	25,496,514
JGC Holdings Corp.	950,600	14,006,626
JSR Corp.	825,600	15,127,938
JTEKT Corp.	915,300	9,998,756
JXTG Holdings Inc.	13,789,350	59,643,376
Kajima Corp.	1,926,300	24,988,493
Kakaku.com Inc.	582,800	15,464,620
Kamigumi Co. Ltd.	459,400	9,931,026
Kansai Electric Power Co. Inc. (The)	3,038,900	34,430,680
Kansai Paint Co. Ltd.	765,000	18,675,924
Kao Corp.	2,095,200	169,765,617
Kawasaki Heavy Industries Ltd.	613,900	12,443,957
KDDI Corp.	7,635,500	230,435,212
Keihan Holdings Co. Ltd.	417,900	19,143,548
Keikyu Corp.	943,900	17,643,967
Keio Corp.	439,600	25,471,126
Keisei Electric Railway Co. Ltd.	551,400	20,197,057
Keyence Corp.	788,392	271,829,211
Kikkoman Corp.	624,900	30,961,046
Kintetsu Group Holdings Co. Ltd.	741,700	39,485,252
Kirin Holdings Co. Ltd.	3,546,100	78,931,275
Kobayashi Pharmaceutical Co. Ltd.(a)	217,700	17,856,281
Koito Manufacturing Co. Ltd.	465,700	20,688,707
Komatsu Ltd.	3,989,300	90,802,261
Konami Holdings Corp.	397,200	15,538,386

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Konica Minolta Inc.	1,950,000	$12,234,165
Kose Corp.	143,200	19,461,512
Kubota Corp.	4,528,000	72,712,866
Kuraray Co. Ltd.	1,364,700	16,809,286
Kurita Water Industries Ltd.	430,600	12,852,249
Kyocera Corp.	1,383,000	92,816,737
Kyowa Kirin Co. Ltd.	1,046,000	24,956,922
Kyushu Electric Power Co. Inc.	1,621,000	13,460,350
Kyushu Railway Co.	693,100	22,925,345
Lawson Inc.	215,500	12,605,711
LINE Corp.(a)(b)	255,700	12,645,218
Lion Corp.	965,200	18,629,869
LIXIL Group Corp.	1,148,580	19,456,501
M3 Inc.	1,903,500	56,550,907
Makita Corp.	968,300	38,013,715
Marubeni Corp.	6,739,700	49,447,889
Marui Group Co. Ltd.	814,200	19,103,295
Maruichi Steel Tube Ltd.	241,800	6,826,664
Mazda Motor Corp.	2,442,500	21,048,069
McDonald's Holdings Co. Japan Ltd.	283,800	13,563,537
Mebuki Financial Group Inc.	3,751,190	8,479,416
Medipal Holdings Corp.	784,400	16,906,015
MEIJI Holdings Co. Ltd.	491,304	34,994,389
Mercari Inc.(a)(b)	327,700	5,814,154
MINEBEA MITSUMI Inc.	1,575,700	31,780,045
MISUMI Group Inc.(a)	1,216,100	31,091,139
Mitsubishi Chemical Holdings Corp.	5,523,000	40,765,789
Mitsubishi Corp.	5,836,700	152,022,919
Mitsubishi Electric Corp.	7,886,600	112,421,433
Mitsubishi Estate Co. Ltd.	5,101,700	101,294,998
Mitsubishi Gas Chemical Co. Inc.	750,800	11,706,897
Mitsubishi Heavy Industries Ltd.	1,383,800	51,376,216
Mitsubishi Materials Corp.	466,300	11,973,178
Mitsubishi Motors Corp.	2,844,300	10,838,178
Mitsubishi UFJ Financial Group Inc.	53,159,280	278,830,564
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,837,300	11,764,416
Mitsui & Co. Ltd.	7,160,900	129,528,481
Mitsui Chemicals Inc.	789,600	17,885,021
Mitsui Fudosan Co. Ltd.	3,855,000	103,555,220
Mitsui OSK Lines Ltd.	492,600	12,221,261
Mizuho Financial Group Inc.	104,262,060	156,318,538
MonotaRO Co. Ltd.	531,500	13,102,994
MS&AD Insurance Group Holdings Inc.	2,040,088	68,834,265
Murata Manufacturing Co. Ltd.	2,482,900	144,962,783
Nabtesco Corp.	484,100	14,426,747
Nagoya Railroad Co. Ltd.	804,200	23,854,805
NEC Corp.	1,069,600	48,553,139
Nexon Co. Ltd.(b)	2,168,400	29,709,591
NGK Insulators Ltd.	1,160,200	19,878,133
NGK Spark Plug Co. Ltd.	671,500	12,062,652
NH Foods Ltd.	369,000	16,426,858
Nidec Corp.	966,500	125,198,690
Nikon Corp.	1,378,400	17,028,903
Nintendo Co. Ltd.	486,100	182,850,920
Nippon Building Fund Inc.	5,785	46,862,850
Nippon Express Co. Ltd.	342,800	18,249,352
Nippon Paint Holdings Co. Ltd.	627,400	30,563,934
Nippon Prologis REIT Inc.	8,527	24,546,053
Nippon Shinyaku Co. Ltd.	196,000	17,685,842
Nippon Steel Corp.	3,463,335	49,065,377
Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	5,554,200	$142,794,467
Nippon Yusen KK	658,000	10,769,867
Nissan Chemical Corp.	538,700	22,788,573
Nissan Motor Co. Ltd.	10,096,800	55,847,503
Nisshin Seifun Group Inc.	844,297	14,629,236
Nissin Foods Holdings Co. Ltd.	275,000	20,957,697
Nitori Holdings Co. Ltd.	350,300	54,895,470
Nitto Denko Corp	683,100	39,012,677
Nomura Holdings Inc.	14,432,500	75,408,265
Nomura Real Estate Holdings Inc.	535,600	13,367,145
Nomura Real Estate Master Fund Inc.	17,610	31,000,489
Nomura Research Institute Ltd.	1,461,671	32,635,917
NSK Ltd.	1,527,200	13,118,265
NTT Data Corp.	2,705,955	38,822,347
NTT DOCOMO Inc.	5,758,017	165,061,206
Obayashi Corp	2,789,100	31,214,451
Obic Co. Ltd.	281,000	38,915,071
Odakyu Electric Railway Co. Ltd.	1,262,000	28,363,999
Oji Holdings Corp.	3,683,200	19,234,130
Olympus Corp.	5,059,400	83,300,266
Omron Corp.	831,000	49,146,192
Ono Pharmaceutical Co. Ltd.	1,637,500	38,367,221
Oracle Corp. Japan	164,900	14,514,425
Oriental Land Co. Ltd.	864,600	113,753,711
ORIX Corp.	5,718,000	98,021,350
Orix JREIT Inc.	11,290	23,885,196
Osaka Gas Co. Ltd.	1,607,300	27,538,461
Otsuka Corp.	451,700	17,920,469
Otsuka Holdings Co. Ltd.	1,682,500	76,266,296
Pan Pacific International Holdings Corp.	1,912,700	31,182,737
Panasonic Corp.	9,531,368	96,909,790
Park24 Co. Ltd.	499,000	12,683,905
PeptiDream Inc.(b).	403,300	19,498,012
Persol Holdings Co. Ltd.	765,900	14,026,955
Pigeon Corp.	493,500	17,825,829
Pola Orbis Holdings Inc.	402,000	8,890,474
Rakuten Inc.(b)	3,722,000	29,395,507
Recruit Holdings Co. Ltd.	5,864,400	232,877,037
Renesas Electronics Corp.(b)	3,304,200	21,675,381
Resona Holdings Inc.	9,004,500	37,875,643
Ricoh Co. Ltd.	2,865,000	33,279,836
Rinnai Corp.	153,100	11,130,950
Rohm Co. Ltd.	402,700	29,909,443
Ryohin Keikaku Co. Ltd.	1,024,800	17,416,447
Sankyo Co. Ltd.	193,200	6,577,552
Santen Pharmaceutical Co. Ltd.	1,571,900	29,818,023
SBI Holdings Inc.	1,015,980	24,165,673
Secom Co. Ltd.	907,500	81,326,267
Sega Sammy Holdings Inc.	765,138	10,582,109
Seibu Holdings Inc.	875,900	13,827,235
Seiko Epson Corp.	1,225,500	18,317,203
Sekisui Chemical Co. Ltd.	1,605,500	27,300,240
Sekisui House Ltd.	2,687,100	58,534,328
Seven & i Holdings Co. Ltd.	3,262,480	126,935,260
Seven Bank Ltd.	2,647,000	8,010,481
SG Holdings Co. Ltd.	627,900	13,469,276
Sharp Corp.	918,700	12,900,876
Shimadzu Corp.	968,500	27,879,504
Shimamura Co. Ltd.	92,700	7,064,649
Shimano Inc.(a)	320,600	49,871,440

54	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimizu Corp.	2,568,300	$26,847,663
Shin-Etsu Chemical Co. Ltd.	1,571,000	184,299,165
Shinsei Bank Ltd.	836,500	13,043,179
Shionogi & Co. Ltd.	1,161,100	70,329,118
Shiseido Co. Ltd.	1,723,100	112,668,817
Shizuoka Bank Ltd. (The)	1,966,200	14,095,469
Showa Denko KK	575,500	14,203,649
SMC Corp.	247,500	110,134,474
Softbank Corp.	7,243,300	99,976,720
SoftBank Group Corp	6,774,600	282,772,435
Sohgo Security Services Co. Ltd.	316,100	16,652,959
Sompo Holdings Inc.	1,446,750	55,168,314
Sony Corp.	5,496,900	391,429,388
Sony Financial Holdings Inc.	651,900	15,325,379
Square Enix Holdings Co. Ltd.	396,400	19,676,450
Stanley Electric Co. Ltd.	560,700	14,774,731
Subaru Corp.	2,657,900	67,682,834
SUMCO Corp.	1,081,200	17,357,457
Sumitomo Chemical Co. Ltd.	6,439,800	28,044,338
Sumitomo Corp.	5,133,800	77,586,053
Sumitomo Dainippon Pharma Co. Ltd.	688,800	12,093,799
Sumitomo Electric Industries Ltd.	3,258,900	44,500,364
Sumitomo Heavy Industries Ltd.	475,400	12,860,385
Sumitomo Metal Mining Co. Ltd.	999,400	29,174,716
Sumitomo Mitsui Financial Group Inc.	5,756,500	206,285,427
Sumitomo Mitsui Trust Holdings Inc.	1,435,260	54,068,059
Sumitomo Realty & Development Co. Ltd.	1,438,500	53,752,134
Sumitomo Rubber Industries Ltd.	739,000	8,284,218
Sundrug Co. Ltd.	306,000	10,530,793
Suntory Beverage & Food Ltd.	601,000	25,756,747
Suzuken Co. Ltd.	306,224	11,965,296
Suzuki Motor Corp.	1,590,600	73,846,927
Sysmex Corp.	721,700	52,583,521
T&D Holdings Inc	2,386,800	26,227,603
Taiheiyo Cement Corp.	517,700	14,253,050
Taisei Corp.	867,800	35,309,296
Taisho Pharmaceutical Holdings Co. Ltd.	153,400	11,067,841
Taiyo Nippon Sanso Corp.	554,200	12,358,734
Takeda Pharmaceutical Co. Ltd.	6,472,810	252,438,694
TDK Corp.	560,100	61,340,471
Teijin Ltd	761,200	13,870,646
Terumo Corp.	2,789,300	102,528,682
THK Co. Ltd.	517,300	13,440,207
Tobu Railway Co. Ltd.	840,000	29,993,080
Toho Co. Ltd.	486,600	18,160,234
Toho Gas Co. Ltd	321,800	12,603,598
Tohoku Electric Power Co. Inc.	1,832,100	17,376,932
Tokio Marine Holdings Inc	2,783,300	153,693,320
Tokyo Century Corp.	183,400	9,577,377
Tokyo Electric Power Co. Holdings Inc.(b)	6,636,900	26,637,002
Tokyo Electron Ltd.	678,400	153,349,633
Tokyo Gas Co. Ltd.	1,675,100	37,215,858
Tokyu Corp.	2,149,300	38,312,014
Tokyu Fudosan Holdings Corp.	2,620,700	18,763,327
Toppan Printing Co. Ltd.	1,203,400	24,382,215
Toray Industries Inc.	5,985,300	40,047,419
Toshiba Corp.	2,138,300	69,050,607
Tosoh Corp.	1,124,100	16,314,151
TOTO Ltd.	615,800	25,709,231
Toyo Seikan Group Holdings Ltd.	629,600	10,897,537
Security	Shares	Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	382,600	$16,238,040
Toyoda Gosei Co. Ltd.	279,100	6,491,776
Toyota Industries Corp.	639,300	35,390,506
Toyota Motor Corp.	9,872,664	697,011,809
Toyota Tsusho Corp.	919,200	32,524,168
Trend Micro Inc.(b)	555,400	29,516,114
Tsuruha Holdings Inc.(a)	159,000	19,701,712
Unicharm Corp.	1,755,100	61,080,751
United Urban Investment Corp.	12,778	22,906,910
USS Co. Ltd.	947,780	17,489,136
Welcia Holdings Co. Ltd.	203,100	11,299,469
West Japan Railway Co.	700,900	59,972,751
Yakult Honsha Co. Ltd.	528,600	27,067,675
Yamada Denki Co. Ltd.	2,754,450	14,002,878
Yamaha Corp.	621,000	32,429,395
Yamaha Motor Co. Ltd.	1,206,800	22,959,096
Yamato Holdings Co. Ltd.	1,318,000	21,584,629
Yamazaki Baking Co. Ltd.	519,400	10,006,064
Yaskawa Electric Corp.	1,031,000	36,860,497
Yokogawa Electric Corp.	978,500	17,478,212
Yokohama Rubber Co. Ltd. (The)	540,900	9,427,136
Z Holdings Corp.	11,420,822	46,153,250
ZOZO Inc.	468,900	7,886,744
		15,533,289,626
Malta — 0.0%
BGP Holdings PLC(b)(d)	33,026,812	366

Netherlands — 4.0%
ABN AMRO Bank NV, CVA(c)	1,836,347	31,990,832
Adyen NV(b)(c)	44,938	41,384,051
Aegon NV	7,679,219	31,223,602
AerCap Holdings NV(a)(b)	540,432	30,593,855
Akzo Nobel NV	984,016	93,018,521
Altice Europe NV(b)	2,906,205	18,731,341
ArcelorMittal SA	2,863,230	42,379,018
ASML Holding NV	1,839,840	518,393,154
EXOR NV	468,757	34,617,922
Heineken Holding NV	496,163	48,881,483
Heineken NV(a)	1,117,721	121,784,921
ING Groep NV	16,840,031	183,355,392
Koninklijke Ahold Delhaize NV	5,114,462	125,826,226
Koninklijke DSM NV	783,300	95,746,273
Koninklijke KPN NV	15,430,591	43,314,768
Koninklijke Philips NV	3,909,142	179,349,441
Koninklijke Vopak NV	301,571	16,168,647
NN Group NV	1,325,915	46,138,511
NXP Semiconductors NV	1,203,020	152,615,117
Prosus NV(b)	2,104,752	152,148,105
Randstad NV	512,961	29,537,364
Unilever NV	6,350,605	370,889,002
Wolters Kluwer NV	1,207,506	90,887,721
		2,498,975,267
New Zealand — 0.3%
a2 Milk Co. Ltd.(b)	3,177,649	30,846,229
Auckland International Airport Ltd.	4,176,356	23,378,601
Fisher & Paykel Healthcare Corp. Ltd.	2,485,400	37,476,335
Fletcher Building Ltd.	3,652,545	13,118,780
Mercury NZ Ltd.	2,935,256	9,953,646
Meridian Energy Ltd.	5,538,162	19,156,593
Ryman Healthcare Ltd.	1,727,992	18,440,270

S c h e d u l e o f I n v e s t m e n t s	55

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd	7,853,263	$23,683,232
		176,053,686
Norway — 0.6%
Aker BP ASA	474,581	13,447,955
DNB ASA	4,135,583	72,614,302
Equinor ASA	4,334,334	78,596,186
Gjensidige Forsikring ASA	862,049	18,797,527
Mowi ASA	1,891,079	45,175,161
Norsk Hydro ASA	5,816,808	18,306,494
Orkla ASA	3,265,860	31,532,637
Schibsted ASA, Class B	425,128	12,083,527
Telenor ASA	3,160,871	57,248,738
Yara International ASA	765,571	27,856,160
		375,658,687
Portugal — 0.2%
EDP - Energias de Portugal SA	11,088,918	55,594,267
Galp Energia SGPS SA	2,167,656	32,765,966
Jeronimo Martins SGPS SA	1,087,858	18,740,500
		107,100,733
Singapore — 1.3%
Ascendas REIT	12,470,464	28,780,102
CapitaLand Commercial Trust	11,770,652	17,765,069
CapitaLand Ltd.	11,172,100	29,630,744
CapitaLand Mall Trust	11,264,000	20,796,601
City Developments Ltd.	1,956,600	15,195,223
ComfortDelGro Corp. Ltd.	9,350,400	14,865,828
DBS Group Holdings Ltd.	7,733,500	143,745,985
Genting Singapore Ltd.	26,363,000	16,610,873
Jardine Cycle & Carriage Ltd.	421,654	9,026,837
Keppel Corp. Ltd.	6,315,800	30,910,355
Mapletree Commercial Trust	8,823,500	15,191,754
Oversea-Chinese Banking Corp. Ltd.	13,956,098	110,736,714
SATS Ltd.	2,899,500	9,686,951
Sembcorp Industries Ltd.(a)	4,110,800	6,385,007
Singapore Airlines Ltd.	2,329,400	14,591,816
Singapore Exchange Ltd.	3,650,100	23,266,078
Singapore Press Holdings Ltd.(a)	6,794,750	10,055,971
Singapore Technologies Engineering Ltd.	6,736,400	20,284,712
Singapore Telecommunications Ltd.	35,269,185	85,272,409
Suntec REIT	8,277,100	11,158,227
United Overseas Bank Ltd.	5,447,800	102,418,161
UOL Group Ltd.	2,020,400	11,812,435
Venture Corp. Ltd.	1,182,600	14,148,918
Wilmar International Ltd.	8,310,000	23,805,480
Yangzijiang Shipbuilding Holdings Ltd.	10,592,000	7,372,262
		793,514,512
Spain — 2.8%
ACS Actividades de Construccion y Servicios SA	1,132,106	37,675,642
Aena SME SA(c)	290,862	53,878,017
Amadeus IT Group SA	1,864,084	146,298,422
Banco Bilbao Vizcaya Argentaria SA	28,817,353	149,090,403
Banco de Sabadell SA	24,619,495	22,208,631
Banco Santander SA	71,828,949	282,901,451
Bankia SA	5,306,993	9,654,008
Bankinter SA	2,889,583	18,745,893
CaixaBank SA	15,491,340	45,322,218
Cellnex Telecom SA(c)	1,082,613	53,892,859
Enagas SA	1,005,788	27,107,425
Endesa SA	1,379,940	37,879,519
Security	Shares	Value

Spain (continued)
Ferrovial SA	2,151,097	$68,321,032
Grifols SA	1,289,311	43,293,087
Iberdrola SA	26,118,086	285,677,962
Iberdrola SA, New(b)	483,668	5,290,333
Industria de Diseno Textil SA	4,707,223	158,426,491
Mapfre SA	4,654,483	11,925,525
Naturgy Energy Group SA	1,282,625	33,829,447
Red Electrica Corp. SA	1,837,143	36,717,859
Repsol SA	6,437,104	88,920,326
Siemens Gamesa Renewable Energy SA	1,030,191	16,445,582
Telefonica SA	20,172,875	136,570,268
		1,770,072,400
Sweden — 2.5%
Alfa Laval AB	1,360,452	34,016,064
Assa Abloy AB, Class B	4,332,774	103,075,128
Atlas Copco AB, Class A	2,899,686	102,887,086
Atlas Copco AB, Class B	1,684,679	52,435,113
Boliden AB	1,168,294	27,793,292
Electrolux AB, Series B	970,181	23,019,862
Epiroc AB, Class A	2,848,469	33,010,223
Epiroc AB, Class B	1,681,138	19,028,822
Essity AB, Class B	2,617,539	83,099,494
Hennes & Mauritz AB, Class B	3,469,378	76,182,230
Hexagon AB, Class B	1,134,594	61,822,845
Husqvarna AB, Class B	1,793,228	13,529,233
ICA Gruppen AB	392,917	17,276,094
Industrivarden AB, Class C	719,901	16,976,807
Investor AB, Class B	1,967,297	107,808,280
Kinnevik AB, Class B	1,033,447	24,960,597
L E Lundbergforetagen AB, Class B	328,276	14,256,803
Lundin Petroleum AB	799,485	24,352,871
Millicom International Cellular SA, SDR	430,476	20,338,820
Sandvik AB	4,875,482	89,101,291
Securitas AB, Class B	1,336,828	21,046,894
Skandinaviska Enskilda Banken AB, Class A	7,037,986	69,542,704
Skanska AB, Class B	1,464,785	33,889,295
SKF AB, Class B	1,648,126	30,214,176
Svenska Handelsbanken AB, Class A	6,643,642	65,260,179
Swedbank AB, Class A	3,912,164	60,172,152
Swedish Match AB	755,376	42,742,715
Tele2 AB, Class B	2,143,889	32,340,780
Telefonaktiebolaget LM Ericsson, Class B	13,272,722	104,323,886
Telia Co. AB	11,827,752	50,618,579
Volvo AB, Class B	6,423,013	110,152,775
		1,565,275,090
Switzerland — 9.6%
ABB Ltd., Registered	7,949,251	185,533,351
Adecco Group AG, Registered.	681,076	40,040,447
Alcon Inc.(b)	1,792,370	105,819,428
Baloise Holding AG, Registered	209,666	37,891,839
Barry Callebaut AG, Registered	12,990	28,769,392
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4,646	38,947,493
Chocoladefabriken Lindt & Spruengli AG, Registered	441	41,107,263
Cie. Financiere Richemont SA, Registered	2,252,761	165,000,816
Clariant AG, Registered	849,061	19,130,173
Coca-Cola HBC AG.	858,344	31,522,737
Credit Suisse Group AG, Registered	11,061,550	140,097,292
Dufry AG, Registered	183,740	15,953,536

56	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
EMS-Chemie Holding AG, Registered	35,247	$23,097,210
Geberit AG, Registered	160,190	84,575,404
Givaudan SA, Registered	39,884	131,506,164
Julius Baer Group Ltd.	963,007	48,227,734
Kuehne + Nagel International AG, Registered	234,423	37,917,972
LafargeHolcim Ltd., Registered	2,127,821	108,327,037
Lonza Group AG, Registered	321,648	132,134,312
Nestle SA, Registered	12,863,249	1,418,831,903
Novartis AG, Registered	9,285,522	877,765,608
Pargesa Holding SA, Bearer	166,672	13,367,286
Partners Group Holding AG	80,618	73,960,088
Roche Holding AG, NVS	3,036,707	1,021,104,339
Schindler Holding AG, Participation Certificates, NVS	175,849	45,473,317
Schindler Holding AG, Registered	86,682	21,570,512
SGS SA, Registered	22,959	66,440,530
Sika AG, Registered	550,428	99,019,398
Sonova Holding AG, Registered	239,825	60,127,207
Straumann Holding AG, Registered	44,423	42,375,613
Swatch Group AG (The), Bearer	125,616	31,610,766
Swatch Group AG (The), Registered	239,657	11,684,040
Swiss Life Holding AG, Registered	147,222	74,095,660
Swiss Prime Site AG, Registered	329,571	40,254,512
Swiss Re AG	1,271,635	143,717,367
Swisscom AG, Registered	111,700	61,336,845
Temenos AG, Registered	281,582	45,516,754
UBS Group AG, Registered	16,664,204	207,341,436
Vifor Pharma AG	196,648	36,293,581
Zurich Insurance Group AG	645,596	268,225,742
		6,075,712,104
United Kingdom — 15.9%
3i Group PLC	4,180,284	60,862,942
Admiral Group PLC	807,584	24,048,355
Anglo American PLC	4,526,970	118,489,759
Antofagasta PLC	1,711,052	18,544,798
Ashtead Group PLC	2,030,810	65,720,707
Associated British Foods PLC	1,530,577	52,982,365
AstraZeneca PLC	5,670,389	554,922,397
Auto Trader Group PLC(c)	3,999,069	29,626,248
AVEVA Group PLC	278,070	18,027,026
Aviva PLC	16,930,191	88,912,460
BAE Systems PLC	13,848,095	115,259,319
Barclays PLC	74,556,950	165,112,081
Barratt Developments PLC	4,357,587	46,114,220
Berkeley Group Holdings PLC	524,441	36,225,081
BP PLC	88,052,635	530,096,339
British American Tobacco PLC	9,914,601	438,806,144
British Land Co. PLC (The)	3,875,860	28,335,402
BT Group PLC	36,236,662	76,866,949
Bunzl PLC	1,445,429	37,440,424
Burberry Group PLC	1,767,491	45,503,090
Carnival PLC	703,780	28,926,405
Centrica PLC	24,861,920	27,804,607
Coca-Cola European Partners PLC	1,018,314	53,573,499
Compass Group PLC	6,856,914	169,658,027
Croda International PLC	552,110	36,273,134
DCC PLC	422,146	34,122,926
Diageo PLC	10,224,370	405,680,833
Direct Line Insurance Group PLC	5,978,650	26,622,217
easyJet PLC	686,822	12,611,791
Evraz PLC	2,199,228	10,221,956
Security	Shares	Value

United Kingdom (continued)
Experian PLC	3,938,042	$136,890,059
Ferguson PLC	998,015	89,486,008
Fiat Chrysler Automobiles NV	4,679,480	60,839,816
G4S PLC	6,732,271	17,340,738
GlaxoSmithKline PLC	21,562,151	507,070,529
Glencore PLC	47,209,668	138,465,761
GVC Holdings PLC	2,495,067	28,851,093
Halma PLC	1,624,846	45,129,256
Hargreaves Lansdown PLC	1,220,863	27,761,151
HSBC Holdings PLC	87,266,492	634,761,607
Imperial Brands PLC	4,110,422	105,701,365
Informa PLC	5,410,684	55,261,570
InterContinental Hotels Group PLC	743,619	45,929,092
Intertek Group PLC	693,570	52,661,621
ITV PLC	15,719,369	28,056,611
J Sainsbury PLC	7,642,430	20,390,291
JD Sports Fashion PLC	1,885,172	20,422,013
Johnson Matthey PLC	831,483	28,552,395
Kingfisher PLC	9,031,103	24,285,799
Land Securities Group PLC	3,026,264	37,418,906
Legal & General Group PLC	25,780,779	103,821,832
Lloyds Banking Group PLC	303,059,201	226,871,937
London Stock Exchange Group PLC	1,360,518	140,533,595
M&G PLC(b)	10,979,271	34,763,856
Marks & Spencer Group PLC	8,336,745	19,341,521
Meggitt PLC	3,370,651	30,018,215
Melrose Industries PLC	20,998,974	64,551,756
Micro Focus International PLC	1,465,943	19,811,033
Mondi PLC	2,085,957	42,510,506
National Grid PLC	15,043,701	199,456,301
Next PLC	591,102	53,701,836
NMC Health PLC	541,424	9,221,073
Ocado Group PLC(b)	1,969,897	31,770,857
Pearson PLC	3,357,176	25,154,148
Persimmon PLC	1,376,794	55,408,604
Prudential PLC	11,237,225	200,270,603
Reckitt Benckiser Group PLC	3,065,912	253,845,761
RELX PLC	8,402,518	222,963,957
Rentokil Initial PLC	7,914,929	48,724,270
Rio Tinto PLC	4,897,451	263,655,764
Rolls-Royce Holdings PLC	7,445,462	65,757,893
Royal Bank of Scotland Group PLC	20,840,957	59,972,593
Royal Dutch Shell PLC, Class A	18,493,546	486,198,813
Royal Dutch Shell PLC, Class B	16,147,292	425,707,333
RSA Insurance Group PLC	4,470,668	32,436,373
Sage Group PLC (The)	4,704,900	45,795,576
Schroders PLC	531,959	22,530,474
Segro PLC	4,701,043	56,429,124
Severn Trent PLC	1,025,832	34,874,583
Smith & Nephew PLC	3,780,273	91,017,369
Smiths Group PLC	1,701,098	37,885,146
Spirax-Sarco Engineering PLC	318,176	37,412,240
SSE PLC	4,444,470	88,378,521
St. James's Place PLC	2,266,057	34,172,621
Standard Chartered PLC	11,783,484	98,013,187
Standard Life Aberdeen PLC	10,662,500	42,376,765
Taylor Wimpey PLC	14,032,446	39,788,286
Tesco PLC	42,330,709	137,771,082
Unilever PLC	4,797,099	286,677,585
United Utilities Group PLC	2,918,484	38,990,832

S c h e d u l e o f I n v e s t m e n t s	57

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	115,701,212	$227,708,453
Weir Group PLC (The)	1,112,755	19,772,923
Whitbread PLC	573,566	33,796,549
Wm Morrison Supermarkets PLC	10,374,029	24,881,752
WPP PLC	5,454,416	67,945,626
		10,045,356,306
Total Common Stocks — 99.0%
(Cost: $58,292,425,056)		62,545,467,048

Preferred Stock

Germany — 0.5%
Bayerische Motoren Werke AG, Preference
Shares, NVS	241,553	13,491,530
Fuchs Petrolub SE, Preference Shares, NVS	296,499	13,143,211
Henkel AG & Co. KGaA, Preference Shares, NVS	770,806	78,535,828
Porsche Automobil Holding SE, Preference
Shares, NVS	662,710	44,902,156
Sartorius AG, Preference Shares, NVS	152,686	35,634,923
Volkswagen AG, Preference Shares, NVS	802,746	144,453,785
		330,161,433
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	25,744,945	13,552,013

Total Preferred Stocks — 0.5%
(Cost: $373,538,068)		343,713,446
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 1.78%(e)(f)(g)	359,378,641	$359,594,268
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	16,802,000	16,802,000
		376,396,268
Total Short-Term Investments — 0.6%
(Cost: $376,266,608)		376,396,268

Total Investments in Securities — 100.1%
(Cost: $59,042,229,732)		63,265,576,762

Other Assets, Less Liabilities — (0.1)%		(85,558,042)

Net Assets — 100.0%		$63,180,018,720

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	366,972,686	(7,594,045)	359,378,641	$359,594,268	$2,836,220	(b)	$(354)	$34,344
BlackRock Cash Funds: Treasury, SL Agency Shares	15,711,000	1,091,000	16,802,000	16,802,000	160,547		—	—
				$376,396,268	$2,996,767		$(354)	$34,344

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	253	03/19/20	$29,445	$689,032
Euro STOXX 50 Index	2,718	03/20/20	109,610	(3,160,073)
FTSE 100 Index	650	03/20/20	61,842	(2,279,943)
TOPIX Index	493	03/12/20	76,371	(2,040,172)
				$(6,791,156)

58	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE ETF
January 31, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$689,032

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,480,188

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$40,542,438

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(12,525,189)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$327,762,813

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$62,540,176,309	$5,290,333	$406	$62,545,467,048
Preferred Stocks	343,713,446	—	—	343,713,446
Money Market Funds	376,396,268	—	—	376,396,268
	$63,260,286,023	$5,290,333	$406	$63,265,576,762
Derivative financial instruments(a)
Assets
Futures Contracts	$689,032	$—	$—	$689,032
Liabilities
Futures Contracts	(7,480,188)	—	—	(7,480,188)
	$(6,791,156)	$—	$—	$(6,791,156)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	59

Schedule of Investments (unaudited)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.6%
Abacus Property Group	1,859,735	$4,718,547
Accent Group Ltd.	2,233,031	2,533,859
Adelaide Brighton Ltd.	1,837,911	4,478,616
AET&D Holdings No. 1 Pty Ltd.(a)(b)	169,200	1
Afterpay Ltd.(b)	762,699	19,683,194
ALS Ltd.	2,181,623	14,093,700
Altium Ltd.	548,347	14,621,226
AMA Group Ltd.(c)	1,601,596	975,691
Ansell Ltd.	638,691	13,699,393
AP Eagers Ltd.	687,575	4,105,849
Appen Ltd.	485,496	8,239,135
ARB Corp. Ltd.	381,740	4,753,337
Ardent Leisure Group Ltd.(b)	2,647,413	2,507,819
Atlas Arteria Ltd.	3,477,236	18,925,298
Austal Ltd.	1,422,209	3,741,743
Australian Agricultural Co. Ltd.(b)(c)	2,772,784	2,069,707
Australian Pharmaceutical Industries Ltd.	2,600,781	2,289,536
Aventus Group	463,189	927,145
Avita Medical Ltd.(b)	7,892,835	3,566,603
Bank of Queensland Ltd.	1,766,627	9,047,411
Bapcor Ltd.	1,425,511	6,031,227
Beach Energy Ltd.	7,782,726	13,911,085
Bega Cheese Ltd.(c)	991,257	2,906,554
Bingo Industries Ltd.(c)	2,255,670	4,228,162
Blackmores Ltd.(c)	60,325	3,607,149
Bravura Solutions Ltd.	1,219,892	4,516,110
Breville Group Ltd.	441,644	5,519,944
Brickworks Ltd.	155,487	2,072,447
BWP Trust	2,563,509	7,053,338
BWX Ltd.	611,510	1,707,095
carsales.com Ltd.	1,032,233	11,913,326
Castile Resources Pty Ltd.(b)	382,952	51,273
Cedar Woods Properties Ltd.	516,791	2,764,265
Centuria Industrial REIT	1,275,963	3,117,805
Centuria Metropolitan REIT	1,574,780	3,162,708
Charter Hall Group	1,972,253	16,979,371
Charter Hall Long Wale REIT	846,181	3,217,582
Charter Hall Retail REIT	1,670,333	5,266,741
Charter Hall Social Infrastructure REIT	201,378	469,147
Cleanaway Waste Management Ltd.	9,018,821	12,316,802
Clinuvel Pharmaceuticals Ltd.(c)	173,044	3,208,886
Collins Foods Ltd.	436,112	2,493,296
Cooper Energy Ltd.(b)	6,997,822	2,646,850
Coronado Global Resources Inc.(d)	490,212	666,190
Corporate Travel Management Ltd.(c)	371,764	4,432,505
Costa Group Holdings Ltd.	1,495,509	2,763,224
Credit Corp. Group Ltd.	281,962	6,689,633
Cromwell Property Group	7,954,438	6,523,244
CSR Ltd.	2,259,841	7,352,451
Dicker Data Ltd.	92,261	416,290
Domain Holdings Australia Ltd.	1,031,395	2,616,871
Domino's Pizza Enterprises Ltd.	265,057	9,739,811
Downer EDI Ltd.	2,657,885	13,184,765
Ecofibre Ltd.(b)(c)	563,027	1,145,832
Elders Ltd.	617,096	3,065,312
Emeco Holdings Ltd.(b)(c)	1,374,603	2,107,321
EML Payments Ltd.(b)	1,155,350	4,068,341
Estia Health Ltd.	1,283,101	2,121,660
Security	Shares	Value

Australia (continued)
Evolution Mining Ltd.	6,645,325	$16,504,719
FlexiGroup Ltd./Australia	1,537,984	2,162,166
Freedom Foods Group Ltd.(c)	491,542	1,589,373
G8 Education Ltd.	2,023,688	2,594,361
Galaxy Resources Ltd.(b)(c)	2,024,950	1,389,492
GDI Property Group	5,444,973	5,631,735
Genworth Mortgage Insurance Australia Ltd.	1,239,548	3,037,123
Gold Road Resources Ltd.(b)	3,659,487	3,478,777
GrainCorp Ltd., Class A(b)	993,550	5,587,107
Growthpoint Properties Australia Ltd.	652,352	1,908,453
GUD Holdings Ltd.	455,513	3,665,416
GWA Group Ltd.	1,092,028	2,617,187
Hansen Technologies Ltd.	846,529	2,079,821
Healius Ltd.	2,537,703	5,028,640
HT&E Ltd.	122,014	138,860
HUB24 Ltd.(c)	274,494	2,014,009
IDP Education Ltd.	596,901	7,100,808
IGO Ltd.	2,236,626	9,133,584
Iluka Resources Ltd.	1,888,212	12,286,694
IMF Bentham Ltd.(b)	1,109,224	3,504,929
Infigen Energy	4,613,204	2,439,764
Ingenia Communities Group	1,149,576	3,678,609
Inghams Group Ltd.	1,166,131	2,763,558
Integrated Research Ltd.	206,250	408,699
InvoCare Ltd.(c)	571,116	5,127,092
IOOF Holdings Ltd.	1,332,873	7,058,026
IPH Ltd.	912,002	5,592,542
IRESS Ltd.	674,858	6,324,970
JB Hi-Fi Ltd.	532,158	14,128,996
Jumbo Interactive Ltd.	238,065	2,141,967
Jupiter Mines Ltd.	5,011,981	973,028
Kogan.com Ltd.(c)	282,150	974,648
Link Administration Holdings Ltd.	2,314,012	10,549,472
Lovisa Holdings Ltd.(c)	132,506	990,847
Lynas Corp. Ltd.(b)	2,937,532	4,306,701
Mayne Pharma Group Ltd.(b)(c)	6,191,946	1,886,065
McMillan Shakespeare Ltd.	312,901	2,700,088
Megaport Ltd.(b)	356,421	2,655,684
Mesoblast Ltd.(b)(c)	1,801,230	3,617,499
Metcash Ltd.(c)	4,154,808	7,287,361
Mineral Resources Ltd.	743,267	8,488,714
Moelis Australia Ltd.(c)	88,976	327,607
Monadelphous Group Ltd.	436,559	5,126,141
Mount Gibson Iron Ltd.	1,685,901	1,021,407
Myer Holdings Ltd.(b)	1,100,510	324,164
Nanosonics Ltd.(b)(c)	1,231,556	5,721,786
Navigator Global Investments Ltd.	278,219	599,737
nearmap Ltd.(b)(c)	1,806,896	2,050,316
Netwealth Group Ltd.	304,031	1,650,657
New Hope Corp. Ltd.	1,433,358	1,799,177
New South Resources Ltd.(b)	2,062,895	2,969,160
NEXTDC Ltd.(b)(c)	1,669,330	8,482,073
NIB Holdings Ltd.	1,826,393	6,614,690
Nine Entertainment Co. Holdings Ltd.	7,087,064	8,895,813
Northern Star Resources Ltd.	3,255,771	27,462,648
NRW Holdings Ltd.	1,577,737	3,305,955
Nufarm Ltd./Australia(b)	1,247,568	4,618,568
oOh!media Ltd.	955,255	2,174,284
Orocobre Ltd.(b)(c)	1,086,330	2,276,272
Orora Ltd.	5,444,530	11,736,383

60	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
OZ Minerals Ltd.	1,458,057	$9,917,135
Pact Group Holdings Ltd.(b)	1,143,188	2,112,247
Pendal Group Ltd.	1,187,693	7,052,544
Perenti Global Ltd.	2,845,248	2,923,792
Perpetual Ltd.	203,104	5,805,831
Perseus Mining Ltd.(b)	5,180,865	4,005,920
Pilbara Minerals Ltd.(b)(c)	7,212,771	1,424,433
Pinnacle Investment Management Group Ltd.(c)	551,058	1,767,058
Platinum Asset Management Ltd.(c)	1,194,892	3,791,622
PolyNovo Ltd.(b)	2,675,394	5,014,918
Premier Investments Ltd.	444,940	5,924,535
Pro Medicus Ltd.	182,830	2,937,492
Qube Holdings Ltd.	6,245,357	14,382,478
Ramelius Resources Ltd.	3,353,324	2,952,020
Regis Healthcare Ltd.	756,754	1,220,927
Regis Resources Ltd.	2,180,025	6,567,378
Reliance Worldwide Corp. Ltd.	3,360,648	10,124,033
Resolute Mining Ltd.(b)(c)	3,776,918	2,907,726
Rural Funds Group(c)	1,094,952	1,359,744
Sandfire Resources Ltd.	803,985	3,003,310
Saracen Mineral Holdings Ltd.(b)	4,474,053	11,830,858
Select Harvests Ltd.	494,060	2,824,591
Senex Energy Ltd.(b)	3,560,071	750,736
Service Stream Ltd.	1,829,498	3,221,111
Seven Group Holdings Ltd.	561,503	7,615,695
Seven West Media Ltd.(b)	5,321,245	890,577
SG Fleet Group Ltd.	619,486	912,373
Shopping Centres Australasia Property Group	3,474,085	6,721,347
Sigma Healthcare Ltd.	6,577,779	2,642,096
Silver Lake Resources Ltd.(b)	3,549,290	3,861,116
Sims Ltd.(c)	750,526	5,391,176
SmartGroup Corp. Ltd.	561,128	2,535,617
Southern Cross Media Group Ltd.	3,590,780	2,115,385
Spark Infrastructure Group	7,543,046	11,109,319
St. Barbara Ltd.	3,158,100	5,771,737
Star Entertainment Grp Ltd. (The)	3,700,083	10,353,943
Steadfast Group Ltd.	3,711,432	9,565,777
Super Retail Group Ltd.	647,591	4,066,508
Tassal Group Ltd.	1,290,767	3,724,287
Technology One Ltd.	1,205,704	6,876,989
Village Roadshow Ltd.	896,563	2,418,822
Virtus Health Ltd.	591,292	1,710,030
Viva Energy Group Ltd.(d)	4,583,652	5,277,863
Viva Energy REIT	1,410,914	2,616,365
Vocus Group Ltd.(b)	2,678,278	6,078,177
Webjet Ltd.(c)	555,887	4,372,627
Western Areas Ltd.	1,327,482	2,283,914
Westgold Resources Ltd.(b)(c)	1,727,315	2,532,408
Whitehaven Coal Ltd.	3,185,929	5,353,377
WPP AUNZ Ltd.	266,093	103,319
Zip Co. Ltd.(b)(c)	913,166	2,469,728
		836,929,856

Austria — 1.1%
Agrana Beteiligungs AG	10,995	233,945
ams AG(b)	356,755	14,600,155
AT&S Austria Technologie & Systemtechnik AG	117,230	2,583,996
BAWAG Group AG(d)	267,586	11,600,601
CA Immobilien Anlagen AG	318,958	14,050,406
DO & CO AG	26,835	2,676,470
EVN AG	186,485	3,678,596
Security	Shares	Value

Austria (continued)
FACC AG(c)	151,325	$2,009,027
IMMOFINANZ AG	367,233	10,194,541
Kapsch TrafficCom AG	33,830	993,496
Lenzing AG	58,338	4,616,023
Oesterreichische Post AG(c)	146,779	5,579,256
Palfinger AG	33,783	1,046,401
Porr AG(c)	15,478	270,327
S IMMO AG	359,838	9,650,296
S&T AG(c)	232,064	6,264,744
Schoeller-Bleckmann Oilfield Equipment AG	49,285	2,272,094
Semperit AG Holding(b)(c)	7,735	104,749
Telekom Austria AG	623,264	5,007,584
UNIQA Insurance Group AG	553,514	5,238,473
Vienna Insurance Group AG Wiener Versicherung Gruppe	75,183	2,032,955
Wienerberger AG	526,422	14,946,221
Zumtobel Group AG(b)	179,679	1,762,215
		121,412,571

Belgium — 1.9%
Ackermans & van Haaren NV	114,723	18,371,160
Aedifica SA	131,553	17,786,022
AGFA-Gevaert NV(b)	883,821	4,340,925
Barco NV	44,595	11,094,833
Befimmo SA	90,073	5,539,950
Bekaert SA	158,555	4,030,803
Biocartis NV(b)(c)(d)	118,191	750,511
bpost SA	449,965	4,485,867
Cie. d'Entreprises CFE	31,820	3,473,399
Cofinimmo SA	102,814	16,384,356
D'ieteren SA/NV	114,729	7,399,706
Econocom Group SA/NV	720,458	2,051,918
Elia System Operator SA/NV	158,483	15,279,888
Euronav NV	683,840	6,805,328
Exmar NV(b)(c)	119,635	709,301
Fagron	272,602	6,313,840
Gimv NV	98,569	6,073,421
Intervest Offices & Warehouses NV	131,392	3,902,312
Ion Beam Applications(b)	121,587	1,398,630
KBC Ancora	164,509	8,200,255
Kinepolis Group NV	75,145	4,630,129
Melexis NV	91,473	6,528,254
Mithra Pharmaceuticals SA(b)(c)	78,214	2,118,380
Montea CVA	27,872	2,755,188
Ontex Group NV	301,895	5,476,749
Orange Belgium SA	148,018	3,008,376
Recticel SA	100,418	856,881
Retail Estates NV	13,961	1,281,047
Sioen Industries NV	2,785	66,974
Sofina SA	64,572	14,776,873
Tessenderlo Group SA(b)	174,868	5,881,489
Van de Velde NV	4,613	143,395
Warehouses De Pauw CVA	471,936	13,488,159
X-Fab Silicon Foundries SE(b)(c)(d)	80,662	471,083
		205,875,402

China — 0.1%
Citychamp Watch & Jewellery Group Ltd.(b)(c)	5,758,000	1,238,375
Cstone Pharmaceuticals(b)(c)	1,123,500	1,565,541
FIH Mobile Ltd.(b)(c)	12,857,000	2,020,057
K Wah International Holdings Ltd.	935,000	458,776

S c h e d u l e o f I n v e s t m e n t s	61

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
O-Net Technologies Group Ltd.	1,593,000	$830,874
Suncity Group Holdings Ltd.(b)	6,040,000	1,213,461
TK Group Holdings Ltd.	66,000	32,299
		7,359,383

Denmark — 1.8%
ALK-Abello A/S(b)	30,857	8,236,648
Alm Brand A/S	385,408	3,412,081
Amagerbanken A/S(a)(b)	130,550	0	(e)
Ambu A/S, Series B(c)	718,139	13,152,241
Bavarian Nordic A/S(b)	144,817	5,044,602
D/S Norden A/S	148,138	1,997,991
Dfds A/S	146,070	6,147,488
FLSmidth & Co. A/S	149,834	5,143,819
GN Store Nord A/S	577,106	28,661,244
Jyske Bank A/S, Registered(b)	264,374	10,067,881
Maersk Drilling A/S(b)	88,435	4,931,015
Matas A/S	210,829	1,988,437
Netcompany Group A/S(b)(d)	118,488	5,373,239
Nilfisk Holding A/S(b)	114,007	2,461,598
NKT A/S(b)	117,552	2,539,884
NNIT A/S(d)	32,180	508,707
Per Aarsleff Holding A/S	102,247	3,115,923
Ringkjoebing Landbobank A/S	124,918	9,280,835
Rockwool International A/S, Class B	38,099	8,892,884
Royal Unibrew A/S	235,796	22,455,929
Scandinavian Tobacco Group A/S(d)	157,361	2,061,712
Schouw & Co. A/S	67,695	5,546,425
SimCorp A/S	194,627	21,603,255
Spar Nord Bank A/S	365,142	3,535,894
Sydbank A/S	258,530	5,628,093
Topdanmark A/S	185,531	8,760,196
Zealand Pharma A/S(b)	134,276	4,870,563
		195,418,584

Finland — 1.2%
Adapteo OYJ(b)	185,373	2,157,090
Aktia Bank OYJ	50,095	530,726
Cargotec OYJ, Class B	155,642	5,767,815
Caverion OYJ	483,499	3,938,231
Citycon OYJ(c)	318,777	3,371,950
Cramo OYJ(c)	179,199	2,722,647
Finnair OYJ	292,302	1,707,107
F-Secure OYJ(b)	587,579	2,148,812
Huhtamaki OYJ	453,674	20,205,990
Kemira OYJ	422,966	6,393,491
Kesko OYJ, Class B	288,780	19,534,391
Konecranes OYJ	280,812	8,495,649
Metsa Board OYJ	789,931	4,792,824
Oriola OYJ, Class B	832,742	1,979,502
Outokumpu OYJ(c)	1,212,944	4,180,415
Outotec OYJ(b)	665,724	3,840,755
Rovio Entertainment OYJ(c)(d)	156,505	786,372
Sanoma OYJ	353,589	4,243,708
TietoEVRY OYJ	279,240	9,122,699
TietoEVRY OYJ, New(b)	12,844	416,624
Tokmanni Group Corp	113,733	1,648,589
Uponor OYJ	274,583	3,724,546
Valmet OYJ	574,381	12,469,606
YIT OYJ	747,249	5,328,833
		129,508,372
Security	Shares	Value

France — 3.1%
ABC arbitrage	34,309	$252,461
Air France-KLM(b)	820,928	7,634,644
Akka Technologies	28,785	2,006,481
AKWEL	19,010	394,372
Albioma SA	158,395	5,283,555
ALD SA(c)(d)	356,986	5,222,078
Alten SA	134,979	16,693,548
APERAM SA	192,045	5,522,791
Aubay	15,277	507,899
Beneteau SA(c)	192,159	2,064,557
Boiron SA	33,443	1,271,211
Bonduelle SCA	76,403	1,820,401
Carmila SA	211,806	4,154,605
Cellectis SA(b)	152,502	2,372,799
CGG SA(b)	2,762,945	7,795,588
Chargeurs SA(c)	28,337	535,108
Cie. des Alpes	15,494	516,831
Cie. Plastic Omnium SA	248,837	6,259,780
Coface SA(b)	434,169	5,355,157
Constellium SE(b)(c)	550,711	6,256,077
DBV Technologies SA(b)	153,829	2,988,398
Derichebourg SA	561,685	2,045,402
Devoteam SA(c)	15,675	1,467,853
Elior Group SA(c)(d)	411,789	5,781,887
Elis SA	783,837	15,296,897
Eramet	40,485	1,710,721
Etablissements Maurel et Prom SA	76,184	214,023
Europcar Mobility Group(c)(d)	515,123	2,100,763
FFP	31,923	3,396,199
FIGEAC-AERO(b)	5,573	50,087
Fnac Darty SA(b)	76,374	3,729,136
Gaztransport Et Technigaz SA	107,344	10,884,716
Genfit(b)(c)	172,702	2,968,434
GL Events	9,828	230,897
Groupe Crit(c)	2,785	212,649
Groupe Guillin	7,742	128,181
Guerbet	33,846	1,307,159
ID Logistics Group(b)	14,150	2,769,270
Imerys SA	140,744	6,095,407
Innate Pharma SA(b)(c)	279,413	1,961,605
Interparfums SA	71,626	2,877,378
IPSOS	173,691	5,639,793
Jacquet Metal Service SA	147,330	2,305,388
Kaufman & Broad SA	34,182	1,449,308
Korian SA	225,124	10,278,678
Lagardere SCA	232,663	4,421,908
Latecoere SACA(b)	417,504	1,635,567
LISI	81,412	2,476,561
LNA Sante SA	7,166	364,111
Maisons du Monde SA(d)	195,783	2,603,601
Manitou BF SA(c)	74,052	1,357,346
Mercialys SA	256,294	3,232,205
Mersen SA	83,733	2,746,671
Metropole Television SA	163,055	2,714,078
Nexans SA	117,494	5,733,009
Nexity SA	182,727	8,828,917
Oeneo SA	187,173	2,854,170
Orpea	205,656	26,801,984
Quadient	171,934	4,138,470
Rexel SA	1,076,634	12,903,658

62	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Rubis SCA	391,140	$24,208,821
SMCP SA(b)(c)(d)	62,028	538,230
Societe BIC SA	111,877	7,556,710
SOITEC(b)	102,235	9,681,216
Solocal Group(b)(c)	2,583,792	1,254,151
Solutions 30 SE(b)(c)	247,331	2,869,746
Sopra Steria Group	70,777	11,341,714
SPIE SA	494,874	9,619,278
Synergie SA(c)	45,931	1,458,306
Tarkett SA	147,232	2,037,900
Technicolor SA, Registered(b)(c)	1,938,312	1,343,598
Television Francaise 1	304,177	2,297,262
Trigano SA	39,404	3,744,490
Vallourec SA(b)(c)	1,360,284	3,452,100
Vicat SA	73,701	3,075,081
Vilmorin & Cie SA	15,737	762,117
Virbac SA(b)	20,062	4,913,430
		342,776,578

Germany — 5.8%
Aareal Bank AG	237,119	7,783,405
ADLER Real Estate AG(b)	259,464	3,490,712
ADO Properties SA(d)	139,311	4,298,064
ADVA Optical Networking SE(b)	259,236	2,146,022
AIXTRON SE(b)	504,729	5,354,010
alstria office REIT AG	603,712	11,982,395
Amadeus Fire AG	32,250	5,468,137
AURELIUS Equity Opportunities SE & Co. KGaA(c)	110,659	4,049,320
Aurubis AG	125,221	6,842,746
Basler AG	2,936	175,048
BayWa AG(c)	63,671	1,876,902
Bechtle AG	135,936	19,689,211
Bertrandt AG	32,712	1,892,325
bet-at-home.com AG(c)	9,790	518,162
Bilfinger SE(c)	129,741	4,595,177
Borussia Dortmund GmbH & Co. KGaA.	322,766	3,154,820
CANCOM SE	147,336	8,808,837
CECONOMY AG(b)	738,668	3,835,104
Cewe Stiftung & Co. KGaA	12,871	1,469,155
CompuGroup Medical SE	110,728	7,301,173
Consus Real Estate AG(b)	19,901	154,601
Corestate Capital Holding SA(c)	83,345	3,652,955
CropEnergies AG	120,763	1,351,679
CTS Eventim AG & Co. KGaA	269,197	16,780,735
Datagroup SE(c)	19,340	1,382,402
Dermapharm Holding SE	63,719	2,667,775
Deutsche Beteiligungs AG	22,867	964,233
Deutsche EuroShop AG	179,587	4,903,812
Deutsche Pfandbriefbank AG(d)	518,746	8,381,669
Deutz AG	562,285	2,948,625
DIC Asset AG	129,863	2,432,150
Draegerwerk AG & Co. KGaA	18,359	837,215
Duerr AG	221,927	6,669,881
Eckert & Ziegler Strahlen- und Medizintechnik AG	13,779	2,638,637
Elmos Semiconductor AG	13,168	408,598
ElringKlinger AG(b)	179,857	1,227,796
Encavis AG(c)	298,332	3,583,830
Evotec SE(b)(c)	575,471	15,503,389
Flatex AG(b)(c)	49,540	1,498,777
Freenet AG	528,579	11,738,858
Gerresheimer AG	147,885	11,709,668
Security	Shares	Value

Germany (continued)
Grand City Properties SA	555,927	$14,243,733
GRENKE AG(c)	126,925	12,652,215
Hamborner REIT AG	307,827	3,448,864
Hamburger Hafen und Logistik AG	45,217	1,116,439
Heidelberger Druckmaschinen AG(b)	1,477,118	1,460,153
HelloFresh SE(b)	631,484	15,045,930
Hornbach Baumarkt AG	34,414	755,125
Hornbach Holding AG & Co. KGaA	22,165	1,400,106
HUGO BOSS AG	280,074	13,284,182
Hypoport AG(b)	9,178	3,249,654
Indus Holding AG	83,001	3,389,527
Isra Vision AG(c)	73,480	2,763,753
Jenoptik AG	238,264	6,579,982
JOST Werke AG(d)	40,830	1,538,426
K+S AG, Registered(c)	776,405	7,571,627
Kloeckner & Co. SE	393,674	2,510,732
Koenig & Bauer AG(c)	63,675	1,693,552
Krones AG(c)	71,209	5,409,543
KWS Saat SE & Co. KGaA	58,136	3,588,547
LEG Immobilien AG	286,853	35,397,114
Leoni AG(b)(c)	138,627	1,628,441
MBB SE(c)	2,236	167,508
MLP SE	555,245	3,458,113
MorphoSys AG(b)	142,913	17,928,188
Nemetschek SE	267,170	18,223,592
New Work SE	19,876	6,497,843
Nordex SE(b)(c)	292,893	3,826,846
Norma Group SE	129,179	4,718,428
OHB SE	2,701	122,274
OSRAM Licht AG	428,579	21,491,549
PATRIZIA AG	253,997	6,068,699
Pfeiffer Vacuum Technology AG	27,099	4,507,671
ProSiebenSat.1 Media SE	1,016,539	13,501,447
Rational AG	15,768	11,873,652
Rheinmetall AG	195,935	21,001,318
RHOEN-KLINIKUM AG	261,742	4,582,988
RIB Software SE(c)	206,386	4,361,633
Rocket Internet SE(b)(d)	315,787	7,391,054
SAF-Holland SA	256,716	1,786,614
Salzgitter AG	151,710	2,555,501
Scout24 AG(d)	470,282	32,390,506
SGL Carbon SE(b)(c)	299,070	1,336,324
Siltronic AG	92,713	10,036,089
Sirius Real Estate Ltd.	2,179,032	2,596,650
Sixt Leasing SE	16,626	246,526
Sixt SE	65,600	6,626,417
SMA Solar Technology AG(b)	65,747	2,418,980
Software AG	230,032	7,685,884
Stabilus SA	105,384	6,432,605
STRATEC SE	33,441	2,368,091
Stroeer SE & Co. KGaA	133,352	10,625,434
Suedzucker AG	323,316	5,474,807
TAG Immobilien AG	571,977	15,085,988
Takkt AG	188,301	2,474,888
TLG Immobilien AG	346,298	11,839,228
Varta AG(b)(c)	49,357	4,206,233
VERBIO Vereinigte BioEnergie AG	77,341	1,097,079
Vossloh AG(c)	64,476	2,840,230
Wacker Chemie AG	69,308	5,001,681
Wacker Neuson SE(c)	127,206	2,048,290

S c h e d u l e o f I n v e s t m e n t s	63

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Washtec AG	16,188	$913,123
Wuestenrot & Wuerttembergische AG	36,908	782,854
zooplus AG(b)(c)	28,394	2,555,059
		636,043,539

Hong Kong — 1.8%
Agritrade Resources Ltd.	12,260,000	322,096
Ausnutria Dairy Corp. Ltd.(c)	2,221,000	2,720,152
BOCOM International Holdings Co. Ltd.	177,000	24,619
Bright Smart Securities & Commodities Group Ltd.(c)	6,750,000	1,799,444
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	12,938,512	1,216,386
Cafe de Coral Holdings Ltd.	2,796,000	6,294,232
Champion REIT	12,108,000	7,297,639
Chinese Estates Holdings Ltd.	102,500	72,734
Chow Sang Sang Holdings International Ltd.	1,744,000	2,055,094
CITIC Telecom International Holdings Ltd.	8,141,000	2,830,777
CMBC Capital Holdings Ltd.(c)	44,440,000	709,676
C-Mer Eye Care Holdings Ltd.(c)	938,000	552,056
Comba Telecom Systems Holdings Ltd.	7,726,000	2,835,722
Crystal International Group Ltd.(d)	2,155,500	755,059
CSI Properties Ltd.	65,590,000	2,365,156
Dah Sing Banking Group Ltd.	2,428,400	3,105,515
Dah Sing Financial Holdings Ltd.	664,000	2,402,916
DTXS Silk Road Investment Holdings Co. Ltd.(b)	1,096,000	844,065
Emperor International Holdings Ltd.	1,030,000	202,952
Esprit Holdings Ltd.(b)	2,143,500	383,709
Fairwood Holdings Ltd.(c)	179,000	434,308
Far East Consortium International Ltd.	1,495,000	646,911
First Pacific Co. Ltd.	8,552,000	2,698,348
Giordano International Ltd.	8,368,000	2,144,563
Guotai Junan International Holdings Ltd.(c)	15,254,000	2,612,760
Haitong International Securities Group Ltd.(c)	10,788,000	3,139,883
Hang Lung Group Ltd.	3,889,000	9,686,314
Health and Happiness H&H International Holdings Ltd.(c)	794,000	3,369,303
HKBN Ltd.	3,974,000	6,909,168
Hongkong & Shanghai Hotels Ltd. (The)	813,500	820,320
Hutchison Telecommunications Hong Kong Holdings Ltd.	15,536,000	2,841,134
Hysan Development Co. Ltd.	2,766,000	10,437,198
IT Ltd.	22,000	4,958
Johnson Electric Holdings Ltd.	1,775,250	3,955,212
Kerry Logistics Network Ltd.	3,077,500	4,930,405
Lai Sun Development Co. Ltd.	2,511,653	3,008,200
Landing International Development Ltd.(b)	6,894,243	736,934
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	766,500	199,401
Leyou Technologies Holdings Ltd.(b)(c)	5,090,000	1,638,785
Li & Fung Ltd.	25,686,000	2,282,494
Lifestyle International Holdings Ltd.	1,216,500	1,220,432
Luk Fook Holdings International Ltd.	1,717,000	4,687,813
Macau Legend Development Ltd.(b)	2,058,000	262,388
Man Wah Holdings Ltd.(c)	7,581,200	5,311,302
Mandarin Oriental International Ltd.(c)	1,447,800	2,446,782
Melco International Development Ltd.	3,162,000	6,898,258
Microport Scientific Corp.(c)	2,470,000	2,713,377
Minth Group Ltd.	3,334,000	10,347,770
NewOcean Energy Holdings Ltd.(b)(c)	6,858,000	971,526
Nissin Foods Co. Ltd.(c)	1,820,000	1,481,333
OP Financial Ltd.	2,052,000	393,757
Pacific Basin Shipping Ltd.	20,855,000	3,786,984
Security	Shares	Value

Hong Kong (continued)
Pacific Textiles Holdings Ltd.	3,760,000	$2,435,679
Prosperity REIT	9,965,000	3,811,517
Regal Hotels International Holdings Ltd.	70,000	34,978
Regina Miracle International Holdings Ltd.(d)	141,000	84,801
Sa Sa International Holdings Ltd.(c)	7,550,000	1,341,807
Shangri-La Asia Ltd.	4,804,000	4,448,320
Shun Tak Holdings Ltd.	8,142,000	3,523,177
Singamas Container Holdings Ltd.	1,826,000	169,316
SITC International Holdings Co. Ltd.	6,227,000	7,377,867
SmarTone Telecommunications Holdings Ltd.	2,381,500	1,754,328
Sun Hung Kai & Co. Ltd.	467,000	209,296
SUNeVision Holdings Ltd.	723,000	483,248
Sunlight REIT	940,000	598,024
Television Broadcasts Ltd.	1,522,700	2,337,517
Texwinca Holdings Ltd.	3,070,000	652,359
Town Health International Medical Group Ltd.(a)(c)	7,626,000	4,125
United Laboratories International Holdings Ltd. (The)(c)	4,328,000	2,859,359
Value Partners Group Ltd.	5,252,000	2,861,075
VPower Group International Holdings Ltd.(d)	239,000	68,638
VSTECS Holdings Ltd.(c)	6,950,000	3,383,302
VTech Holdings Ltd.	769,800	7,004,130
We Solutions Ltd.(b)	5,160,000	275,779
Xinyi Automobile Glass Hong Kong Enterprises Ltd.(b)	1	0	(e)
Xinyi Glass Holdings Ltd.(c)	8,244,000	10,404,667
		197,931,629

Ireland — 0.6%
C&C Group PLC	1,669,036	7,876,444
Cairn Homes PLC(b)	3,499,446	4,754,534
Dalata Hotel Group PLC	974,916	4,932,036
Glanbia PLC	926,145	10,807,509
Glenveagh Properties PLC(b)(d)	1,450,521	1,414,572
Grafton Group PLC	1,103,391	13,381,312
Hibernia REIT PLC	3,757,015	5,712,356
Irish Residential Properties REIT PLC	2,108,109	3,873,431
Origin Enterprises PLC	680,823	2,814,241
UDG Healthcare PLC	1,148,884	11,366,017
		66,932,452

Israel — 1.8%
AFI Properties Ltd.(b)(c)	122,783	5,002,541
Airport City Ltd.(b)	480,891	8,489,792
Alony Hetz Properties & Investments Ltd.	598,992	9,937,315
Amot Investments Ltd.(c)	745,606	5,439,965
Ashtrom Group Ltd.	109,437	1,636,263
Bayside Land Corp.	5,242	4,209,166
Bezeq The Israeli Telecommunication Corp. Ltd.(b)	9,213,731	7,155,206
Big Shopping Centers Ltd.	12,240	1,383,919
Blue Square Real Estate Ltd.	13,063	931,867
Caesarstone Ltd.	150,126	1,963,648
Cellcom Israel Ltd.(b)(c)	346,499	1,261,019
Clal Insurance Enterprises Holdings Ltd.(b)	189,512	2,412,555
Delek Automotive Systems Ltd.	217,330	1,301,415
Delek Group Ltd.(c)	21,486	2,784,466
Delta-Galil Industries Ltd.	11,411	300,095
Elco Ltd.	19,383	761,054
Electra Ltd./Israel	13,451	7,099,079
Energix-Renewable Energies Ltd.(b)	644,999	2,281,891
Enlight Renewable Energy Ltd.(b)	2,855,933	4,389,347
Equital Ltd.(b)	152,823	4,081,998

64	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Fattal Holdings 1998 Ltd.	20,841	$3,127,555
FIBI Holdings Ltd.	78,731	2,595,866
First International Bank of Israel Ltd.	244,927	6,878,085
Formula Systems 1985 Ltd.	5,524	400,310
Gazit-Globe Ltd.	421,354	4,899,678
Gilat Satellite Networks Ltd.	21,846	205,571
Hadera Paper Ltd.(c)	5,732	227,555
Harel Insurance Investments & Financial Services Ltd.	644,058	4,409,578
Hilan Ltd.	30,947	1,262,667
IDI Insurance Co. Ltd.	48,339	1,621,837
Industrial Buildings Corp. Ltd.(b)	1,277,865	3,628,545
Isracard Ltd.(b)(c)	622,734	2,302,443
Israel Corp. Ltd. (The)(b)	7,375	1,284,254
Ituran Location and Control Ltd.	142,764	3,637,627
Kornit Digital Ltd.(b)(c)	189,506	7,917,561
Matrix IT Ltd.	352,963	7,405,319
Maytronics Ltd.	65,035	558,232
Mehadrin Ltd.(b)	434	16,802
Melisron Ltd.	110,072	7,248,882
Menora Mivtachim Holdings Ltd.	219,414	2,926,835
Migdal Insurance & Financial Holdings Ltd.	964,958	783,506
Naphtha Israel Petroleum Corp. Ltd.	513,361	2,690,027
Norstar Holdings Inc.	98,261	2,267,572
Nova Measuring Instruments Ltd.(b)	39,405	1,528,916
Oil Refineries Ltd.	7,256,254	3,204,708
Partner Communications Co. Ltd.(b)	537,213	2,399,072
Paz Oil Co. Ltd.	36,994	4,503,496
Phoenix Holdings Ltd. (The)	709,437	3,902,629
Property & Building Corp. Ltd.	1,802	197,839
Radware Ltd.(b)(c)	118,945	3,030,719
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	80,313	4,643,945
REIT 1 Ltd.	317,406	1,949,473
Sapiens International Corp. NV	140,508	3,668,703
Shapir Engineering and Industry Ltd.(c)	145,732	1,039,600
Shikun & Binui Ltd.(c)	1,049,924	5,175,864
Shufersal Ltd.(c)	854,332	5,353,743
Strauss Group Ltd.(c)	216,947	6,391,804
Summit Real Estate Holdings Ltd.	38,157	572,502
Tower Semiconductor Ltd.(b)	483,951	11,078,346
UroGen Pharma Ltd.(b)(c)	80,324	2,362,329
		202,122,596

Italy — 3.4%
A2A SpA	6,770,862	13,525,006
ACEA SpA	277,890	6,482,511
Amplifon SpA	551,031	15,681,561
Anima Holding SpA(d)	1,205,861	5,724,861
Aquafil SpA(c)	14,949	100,393
Arnoldo Mondadori Editore SpA(b)	417,551	856,976
Ascopiave SpA	246,258	1,206,232
ASTM SpA	331,109	9,665,070
Autogrill SpA	607,034	5,899,712
Azimut Holding SpA	486,089	11,953,397
Banca Farmafactoring SpA(d)	301,161	1,852,294
Banca Generali SpA	263,488	8,386,167
Banca IFIS SpA	112,225	1,783,434
Banca Mediolanum SpA	620,818	5,607,124
Banca Monte dei Paschi di Siena SpA(b)(c)	1,262,677	2,371,812
Banca Popolare di Sondrio SCPA	2,065,136	4,449,008
Security	Shares	Value

Italy (continued)
Banco BPM SpA(b)	6,410,393	$13,142,398
Biesse SpA(c)	87,357	1,540,232
Bio On SpA(a)(b)(c)	36,992	40,995
BPER Banca	1,719,805	7,909,436
Brunello Cucinelli SpA(c)	136,635	4,969,570
Buzzi Unicem SpA.	367,906	8,602,755
Cairo Communication SpA	533,209	1,409,302
Carel Industries SpA(d)	70,862	918,793
Cerved Group SpA	868,854	8,526,163
CIR-Compagnie Industriali Riunite SpA	3,418,110	4,219,777
Credito Emiliano SpA	411,559	2,168,707
Credito Valtellinese SpA(b)	26,257,668	1,839,041
Danieli & C Officine Meccaniche SpA.	6,083	99,769
Datalogic SpA(c)	107,084	1,856,007
De' Longhi SpA	297,896	5,618,786
DeA Capital SpA	128,360	203,131
DiaSorin SpA	124,644	15,332,487
doValue SpA(d)	89,560	1,171,155
El.En. SpA	59,633	1,879,466
Enav SpA(d)	1,145,367	7,393,649
ERG SpA	282,250	6,674,928
Falck Renewables SpA	578,398	3,768,967
Fila SpA(c)	71,474	1,015,440
Fincantieri SpA(b)(c)	2,167,821	1,971,153
Freni Brembo SpA(c)	650,999	7,445,232
Gamenet Group SpA(d)	89,640	1,291,408
Geox SpA	582,362	691,841
Gruppo MutuiOnline SpA	24,910	554,866
Hera SpA	3,789,940	17,228,451
Illimity Bank SpA(b)	241,119	2,464,995
IMA Industria Macchine Automatiche SpA(c)	87,206	5,697,029
Immobiliare Grande Distribuzione SIIQ SpA	71,777	477,260
Infrastrutture Wireless Italiane SpA(d)	1,049,145	10,899,963
Interpump Group SpA	360,080	10,159,577
Iren SpA	2,726,199	9,081,650
Italgas SpA	2,296,065	15,256,821
Italmobiliare SpA	65,385	1,818,738
Juventus Football Club SpA(b)(c)	2,369,823	2,988,659
La Doria SpA(c)	122,348	1,201,293
Maire Tecnimont SpA(c)	829,492	2,141,837
MARR SpA	260,591	5,573,589
Mediaset SpA(b)(c)	1,435,117	3,796,278
OVS SpA(b)(c)(d)	792,889	1,512,208
Piaggio & C SpA	1,107,634	3,026,966
RAI Way SpA(d)	462,834	3,015,927
Reply SpA	111,140	8,726,267
SAES Getters SpA(c)	20,175	646,144
Saipem SpA(b)	2,538,503	10,543,760
Salini Impregilo SpA(b)(c)	1,000,153	1,621,545
Salvatore Ferragamo SpA	254,356	4,703,124
Saras SpA	2,629,529	3,531,822
Sesa SpA	36,679	2,056,772
Societa Cattolica di Assicurazioni SC	727,462	5,756,079
Tamburi Investment Partners SpA	210,340	1,585,072
Technogym SpA(d)	425,882	5,300,139
Tinexta SpA	52,707	630,827
Tod's SpA(c)	57,587	2,330,631
Unione di Banche Italiane SpA	3,945,333	11,831,224
Unipol Gruppo SpA	1,955,145	9,973,284

S c h e d u l e o f I n v e s t m e n t s	65

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Zignago Vetro SpA	33,053	$494,496
		373,873,439
Japan — 30.0%
77 Bank Ltd. (The)	257,500	3,996,079
Achilles Corp.	150,600	2,423,273
Activia Properties Inc.	2,868	15,268,128
Adastria Co. Ltd.	127,580	2,534,297
ADEKA Corp.	429,300	6,365,134
Advan Co. Ltd.	69,400	830,482
Advance Residence Investment Corp	6,098	19,213,609
Aeon Delight Co. Ltd.	96,600	3,373,447
Aeon Fantasy Co. Ltd.	19,700	426,589
AEON REIT Investment Corp	6,828	9,311,052
Ai Holdings Corp.	226,200	3,931,917
Aica Kogyo Co. Ltd.	252,200	8,074,309
Aichi Bank Ltd. (The)	3,500	109,632
Aichi Corp.	50,800	339,338
Aichi Steel Corp.	11,000	357,752
Aida Engineering Ltd.	367,300	3,012,683
Aiful Corp.(b)	1,578,400	4,383,433
Ain Holdings Inc.	120,100	7,402,021
Aisan Industry Co. Ltd.	89,800	589,912
Akatsuki Inc.(c)	37,500	1,743,784
Akita Bank Ltd. (The)	8,900	164,804
Alpen Co. Ltd.	25,300	383,988
Altech Corp.	27,100	454,063
Amano Corp.	279,200	8,230,327
Amuse Inc.	29,500	766,453
Anest Iwata Corp.	22,700	211,742
AnGes Inc.(b)(c)	506,800	2,763,471
Anicom Holdings Inc.	80,900	2,940,868
Anritsu Corp.(c)	638,800	12,665,786
AOKI Holdings Inc.	52,200	517,256
Aomori Bank Ltd. (The)	10,400	260,228
Aoyama Trading Co. Ltd.	188,700	2,460,055
Arata Corp.	23,300	979,208
Arcland Sakamoto Co. Ltd.	26,300	294,824
Arcland Service Holdings Co. Ltd.	65,600	1,201,421
Arcs Co. Ltd.	241,300	4,332,424
Argo Graphics Inc.	62,000	1,984,961
Ariake Japan Co. Ltd.	84,400	5,848,079
ARTERIA Networks Corp	108,200	1,910,733
Aruhi Corp.(c)	118,500	1,961,425
As One Corp.	27,000	2,466,208
Asahi Co. Ltd.	35,200	427,720
Asahi Diamond Industrial Co. Ltd.	419,400	2,344,941
Asahi Holdings Inc.	138,700	3,515,329
Asics Corp.	720,400	10,727,735
ASKA Pharmaceutical Co. Ltd.	172,200	1,976,443
ASKUL Corp	91,700	3,037,348
Ateam Inc.(c)	38,600	334,057
Atom Corp.	90,000	847,811
Autobacs Seven Co. Ltd.	348,900	5,134,433
Avex Inc.	259,200	2,910,425
Awa Bank Ltd. (The)	214,600	4,821,248
Axial Retailing Inc.	11,200	382,857
Azbil Corp.	581,800	16,012,450
Bando Chemical Industries Ltd.	32,300	246,456
Bank of Iwate Ltd. (The)	75,400	1,865,782
Bank of Nagoya Ltd. (The)	159,500	4,731,213
Security	Shares	Value

Japan (continued)
Bank of Okinawa Ltd. (The)	8,500	$276,837
Bank of Saga Ltd. (The)	8,200	118,099
Bank of the Ryukyus Ltd.	57,200	561,524
BayCurrent Consulting Inc.	40,600	2,884,347
Belc Co. Ltd.	3,800	205,453
Bell System24 Holdings Inc.	151,900	2,168,098
Belluna Co. Ltd.	68,800	398,003
Benefit One Inc.	389,300	6,932,223
BeNEXT Group Inc.	60,700	636,206
Bengo4.com Inc.(b)	26,000	1,113,069
Bic Camera Inc.	480,200	5,290,020
BML Inc.	28,300	817,263
Broadleaf Co. Ltd.	627,700	3,538,540
BRONCO BILLY Co. Ltd.	25,400	606,263
Bunka Shutter Co. Ltd.	412,000	3,348,914
C.I. Takiron Corp.	61,400	394,283
Canon Electronics Inc.	34,400	663,656
Canon Marketing Japan Inc.(c)	251,900	6,119,414
Capcom Co. Ltd.	392,900	11,273,876
Cawachi Ltd.	33,000	651,871
Central Glass Co. Ltd.	165,600	3,682,207
Central Security Patrols Co. Ltd.	23,500	1,303,086
Change Inc.(b)	25,000	704,664
Chiyoda Co. Ltd.	23,300	317,517
Chiyoda Corp.(b)	847,800	2,440,500
Chiyoda Integre Co. Ltd.	7,200	136,580
Chofu Seisakusho Co. Ltd.	6,000	129,815
Chori Co. Ltd.	7,000	139,309
Chubu Shiryo Co. Ltd.	6,400	101,210
Chudenko Corp.	37,700	886,281
Chugoku Bank Ltd. (The)	568,900	5,516,574
Chugoku Marine Paints Ltd.	65,400	620,300
Chukyo Bank Ltd. (The)	9,500	196,162
Citizen Watch Co. Ltd.	1,320,200	6,528,830
CKD Corp.	238,600	3,953,735
CMIC Holdings Co. Ltd.	18,200	290,501
CMK Corp.	92,200	449,154
cocokara fine Inc.	69,500	4,328,320
COLOPL Inc.	255,700	2,677,672
Colowide Co. Ltd.	300,700	6,192,392
Comforia Residential REIT Inc.	3,053	10,056,013
Computer Engineering & Consulting Ltd.	88,700	1,694,044
COMSYS Holdings Corp.	536,700	15,796,217
Comture Corp.	126,300	2,500,713
CONEXIO Corp.	17,700	261,781
COOKPAD Inc.(b)	90,200	275,464
Corona Corp.	1,700	16,093
Cosel Co. Ltd.	21,800	229,696
Cosmo Energy Holdings Co. Ltd.	255,900	5,054,961
Cosmos Pharmaceutical Corp.(c)	52,800	11,701,398
Create Restaurants Holdings Inc.	103,800	2,188,338
Create SD Holdings Co. Ltd.	100,200	2,538,628
CYBERDYNE Inc.(b)(c)	528,200	2,582,885
Cybozu Inc.	116,800	2,085,233
Daibiru Corp.	84,300	1,057,785
Dai-Dan Co. Ltd.	7,600	187,853
Daido Metal Co. Ltd.	87,800	553,281
Daido Steel Co. Ltd.	126,100	4,938,825
Daihen Corp	118,800	3,808,922
Daiho Corp	39,200	991,709

66	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiichi Jitsugyo Co. Ltd.	10,700	$345,528
Daiichikosho Co. Ltd.	182,300	8,998,524
Daiken Corp.	10,500	182,904
Daikokutenbussan Co. Ltd.	89,000	2,939,706
Daikyonishikawa Corp.	67,300	470,668
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,200	304,426
Daio Paper Corp.(c)	384,700	5,153,706
Daiseki Co. Ltd.	166,700	4,591,037
Daishi Hokuetsu Financial Group Inc.	204,400	5,163,512
Daisyo Corp.	11,900	181,160
Daiwa Industries Ltd.	28,900	311,971
Daiwa Office Investment Corp	1,640	13,164,183
Daiwabo Holdings Co. Ltd.	90,100	5,112,469
DCM Holdings Co. Ltd.	459,600	4,431,259
Demae-Can Co. Ltd.(c)	72,700	689,538
DeNA Co. Ltd.	508,900	8,428,062
Denka Co. Ltd.	380,900	10,578,115
Denki Kogyo Co. Ltd.	25,200	866,079
Denyo Co. Ltd.	31,400	605,200
Descente Ltd.	186,900	3,102,211
Dexerials Corp.	305,900	2,664,295
DIC Corp.	362,400	9,770,105
Digital Arts Inc.	49,000	2,314,711
Digital Garage Inc.	172,000	6,450,893
Digital Hearts Holdings Co. Ltd.	18,200	154,318
Dip Corp.	141,000	4,572,727
DMG Mori Co. Ltd.	515,700	7,389,234
Doshisha Co. Ltd.	49,800	777,888
Doutor Nichires Holdings Co. Ltd.	55,200	1,054,751
Dowa Holdings Co. Ltd.	244,200	8,955,990
DTS Corp.	72,700	1,713,113
Duskin Co. Ltd.	287,800	8,058,984
DyDo Group Holdings Inc.	28,200	1,071,956
Eagle Industry Co. Ltd.	40,600	370,470
Earth Corp.	23,500	1,270,563
Ebara Corp.	447,100	12,684,712
EDION Corp.	456,800	4,796,221
eGuarantee Inc.	83,400	1,025,716
Ehime Bank Ltd. (The)	33,100	345,399
Eiken Chemical Co. Ltd.(c)	70,200	1,421,682
Eizo Corp.	23,900	796,042
Elan Corp.	53,400	839,541
Elecom Co. Ltd.	55,400	2,269,465
Elematec Corp.	11,700	133,748
EM Systems Co. Ltd.	171,400	1,442,236
Enigmo Inc.(c)	84,200	685,191
en-japan Inc.	152,800	6,224,219
Enplas Corp.	22,700	622,870
EPS Holdings Inc.	65,500	797,712
eRex Co. Ltd.	112,300	1,727,214
ES-Con Japan Ltd.	148,100	1,289,905
ESPEC Corp.	58,900	1,219,464
Euglena Co. Ltd.(b)	381,000	2,987,960
Exedy Corp.	188,400	3,999,708
Ezaki Glico Co. Ltd.	200,600	8,671,043
F@N Communications Inc.	481,300	1,980,531
Fancl Corp.	352,900	9,416,310
FCC Co. Ltd.	54,900	1,137,661
Feed One Co. Ltd.	125,600	209,749
Security	Shares	Value

Japan (continued)
Ferrotec Holdings Corp.	86,500	$664,003
Financial Products Group Co. Ltd.	299,000	2,838,686
Fixstars Corp.	95,900	1,343,140
Foster Electric Co. Ltd.	145,900	2,226,494
FP Corp.	101,700	6,258,606
France Bed Holdings Co. Ltd.	30,200	266,376
Frontier Real Estate Investment Corp	1,908	7,983,374
Fuji Co. Ltd./Ehime	28,500	485,146
Fuji Corp./Aichi	336,000	5,428,205
Fuji Kyuko Co. Ltd.	54,600	1,939,475
Fuji Oil Holdings Inc.	245,700	6,456,185
Fuji Pharma Co. Ltd.	7,200	91,872
Fuji Seal International Inc.	213,600	4,544,555
Fuji Soft Inc.	122,300	4,998,745
Fujibo Holdings Inc.	76,100	2,510,103
Fujicco Co. Ltd.	25,700	456,926
Fujikura Ltd.	1,114,800	4,227,364
Fujimi Inc.	154,700	4,303,368
Fujimori Kogyo Co. Ltd.	6,700	210,177
Fujio Food System Co. Ltd.	52,300	846,856
Fujita Kanko Inc.	8,000	195,820
Fujitec Co. Ltd.	333,000	5,542,575
Fujitsu General Ltd.	285,000	6,497,532
Fujiya Co. Ltd.	28,700	578,846
Fukuda Corp.	7,300	329,017
Fukui Computer Holdings Inc.	43,700	1,354,726
Fukuoka REIT Corp.	4,143	7,174,804
Fukushima Galilei Co. Ltd.	17,500	638,580
Fukuyama Transporting Co. Ltd.	104,600	3,556,313
FULLCAST Holdings Co. Ltd.	61,300	1,326,277
Funai Soken Holdings Inc.	229,960	5,917,410
Furukawa Co. Ltd.	188,200	2,316,361
Furukawa Electric Co. Ltd.	284,200	6,822,793
Fuso Chemical Co. Ltd.	27,700	797,380
Futaba Corp.	19,900	238,135
Futaba Industrial Co. Ltd.	523,500	3,231,273
Future Corp.	76,000	1,341,403
Fuyo General Lease Co. Ltd.	88,100	5,608,617
G-7 Holdings Inc.	52,900	1,211,890
Gakken Holdings Co. Ltd.	18,000	1,202,380
Gecoss Corp.	13,100	129,930
Genki Sushi Co. Ltd.	11,100	300,069
Genky DrugStores Co. Ltd.(c).	21,000	386,151
Geo Holdings Corp.	254,000	2,922,342
Giken Ltd.	68,100	3,044,190
Global One Real Estate Investment Corp	5,951	7,955,897
Glory Ltd.	287,000	8,367,579
GLP J-REIT	15,513	20,796,595
GMO Cloud KK	8,800	202,818
GMO Financial Holdings Inc.	83,300	438,077
GMO internet Inc.	347,400	6,801,521
GNI Group Ltd.(b)	189,497	3,227,490
Godo Steel Ltd.	28,500	753,093
Goldcrest Co. Ltd.	64,600	1,121,716
Goldwin Inc.	81,900	5,077,898
Gree Inc.	606,100	2,589,143
GS Yuasa Corp.	328,700	6,629,499
G-Tekt Corp	50,500	742,229
GungHo Online Entertainment Inc.(b)	197,730	3,659,606
Gunma Bank Ltd. (The)	1,626,100	5,371,073

S c h e d u l e o f I n v e s t m e n t s	67

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Gunosy Inc.(b)(c)	91,200	$1,026,563
Gunze Ltd.	84,400	3,430,198
Gurunavi Inc.	184,100	1,518,526
H2O Retailing Corp.	380,400	3,520,240
Hachijuni Bank Ltd. (The)	1,224,900	4,780,483
Halows Co. Ltd.	2,200	55,373
Hamakyorex Co. Ltd.	15,800	483,978
Hankyu Hanshin REIT Inc.	1,139	1,832,741
Hanwa Co. Ltd.	191,300	4,735,507
Harmonic Drive Systems Inc.(c)	175,500	8,079,946
Haseko Corp.	1,293,800	17,189,390
Hazama Ando Corp.	936,500	7,828,288
HEALIOS KK(b).	57,800	969,511
Heiwa Corp.	256,000	5,354,542
Heiwa Real Estate Co. Ltd.	203,900	6,085,865
Heiwa Real Estate REIT Inc.	6,266	8,434,833
Heiwado Co. Ltd.	64,000	1,134,327
Hibiya Engineering Ltd.	17,400	309,840
Hiday Hidaka Corp.	36,700	672,475
Hinokiya Group Co. Ltd.	7,300	137,062
Hioki E.E. Corp.	15,600	564,931
Hirata Corp.	33,300	1,972,469
Hiroshima Bank Ltd. (The)	909,400	4,186,840
HIS Co. Ltd.(c)	171,200	3,988,375
Hisaka Works Ltd.	8,300	70,146
Hitachi Capital Corp	246,000	6,809,060
Hitachi Transport System Ltd.	156,800	4,571,555
Hitachi Zosen Corp.	905,200	3,457,608
Hochiki Corp.	20,600	292,127
Hodogaya Chemical Co. Ltd.	17,900	622,623
Hogy Medical Co. Ltd.	143,700	5,005,005
Hokkaido Electric Power Co. Inc.	751,900	3,572,713
Hokkoku Bank Ltd. (The)	162,800	4,866,651
Hokuetsu Corp.	689,400	3,250,297
Hokuhoku Financial Group Inc.	539,400	5,285,259
Hokuriku Electric Power Co.(b)	664,900	5,011,979
Hokuto Corp.	63,200	1,128,311
Horiba Ltd.	157,200	10,036,666
Hoshino Resorts REIT Inc.	972	5,004,161
Hosiden Corp.	301,500	3,390,954
Hosokawa Micron Corp	10,200	476,191
House Foods Group Inc.	323,800	10,411,431
Hulic Reit Inc.	4,700	8,711,814
Hyakugo Bank Ltd. (The)	1,564,100	4,791,080
Hyakujushi Bank Ltd. (The)	232,200	4,252,590
Ibiden Co. Ltd.	488,400	11,553,791
Ichibanya Co. Ltd.	30,200	1,593,800
Ichigo Inc.	1,291,800	4,958,147
Ichigo Office REIT Investment.	7,100	7,683,997
Ichikoh Industries Ltd.(c)	88,700	565,500
Ichiyoshi Securities Co. Ltd.	29,900	169,659
Icom Inc.	18,400	431,883
Idec Corp./Japan	73,400	1,358,494
IDOM Inc.(c)	300,800	1,640,197
Iino Kaiun Kaisha Ltd.	733,200	2,428,554
Inaba Denki Sangyo Co. Ltd.	99,700	2,541,598
Inabata & Co. Ltd.	292,300	3,996,758
Industrial & Infrastructure Fund Investment Corp	7,235	11,134,364
Ines Corp.	324,500	4,793,325
Infocom Corp.	94,700	2,673,636
Security	Shares	Value

Japan (continued)
Infomart Corp.(c)	930,700	$7,522,196
Information Services International-Dentsu Ltd.	41,300	1,758,541
Insource Co. Ltd.	50,600	1,524,279
Internet Initiative Japan Inc.	147,400	4,161,498
Invesco Office J-Reit Inc.	53,687	11,442,263
Invincible Investment Corp.	28,780	14,577,866
IR Japan Holdings Ltd.	38,000	1,886,239
Iriso Electronics Co. Ltd.	120,200	4,663,385
Iseki & Co. Ltd.	157,300	2,108,750
Ishihara Sangyo Kaisha Ltd.	229,800	1,990,886
Istyle Inc.(b)	282,200	1,234,145
Ito En Ltd.	254,800	12,577,202
Itochu Enex Co. Ltd.	62,900	543,197
Itochu-Shokuhin Co. Ltd.	2,900	134,317
Itoham Yonekyu Holdings Inc.	644,700	4,116,182
Itokuro Inc.(b)(c)	15,400	200,768
Iwatani Corp.	168,000	5,665,360
Iyo Bank Ltd. (The)	1,149,700	6,056,915
Izumi Co. Ltd.	177,100	5,669,945
J Trust Co. Ltd.	117,100	451,610
JAC Recruitment Co. Ltd.	39,300	613,876
Jaccs Co. Ltd.	161,500	3,883,093
Jafco Co. Ltd.	162,500	6,904,207
Jamco Corp.	11,700	147,026
Japan Asset Marketing Co. Ltd.(b)	72,900	66,588
Japan Aviation Electronics Industry Ltd.	143,100	2,606,259
Japan Best Rescue System Co. Ltd.	67,300	603,548
Japan Cash Machine Co. Ltd.	28,800	221,079
Japan Display Inc.(b)(c)	3,032,900	1,958,786
Japan Elevator Service Holdings Co. Ltd.	107,500	2,437,930
Japan Excellent Inc.	6,483	11,735,615
Japan Hotel REIT Investment Corp	20,545	13,856,525
Japan Investment Adviser Co. Ltd.(c)	57,200	915,116
Japan Lifeline Co. Ltd.	260,900	3,177,451
Japan Logistics Fund Inc.	4,604	12,463,105
Japan Material Co. Ltd.	231,000	3,493,186
Japan Meat Co. Ltd.	40,500	843,742
Japan Medical Dynamic Marketing Inc.	81,900	1,759,885
Japan Petroleum Exploration Co. Ltd.	160,800	4,030,942
Japan Pulp & Paper Co. Ltd.	13,700	513,821
Japan Rental Housing Investments Inc.	8,813	8,757,301
Japan Securities Finance Co. Ltd.	974,100	4,547,627
Japan Steel Works Ltd. (The)	276,300	5,095,942
Japan Tissue Engineering Co. Ltd.(b)	20,600	168,016
Japan Wool Textile Co. Ltd. (The)	71,000	689,791
JCR Pharmaceuticals Co. Ltd.	54,600	4,780,680
JCU Corp.	53,400	1,549,504
JDC Corp.	168,700	930,780
Jeol Ltd.(c)	116,900	3,872,039
JINS Holdings Inc.	73,800	5,256,595
J-Oil Mills Inc.	12,300	467,555
Joshin Denki Co. Ltd.	21,300	475,582
Joyful Honda Co. Ltd.	67,500	778,475
JSP Corp.	15,900	282,689
Juroku Bank Ltd. (The)	208,000	4,381,270
Justsystems Corp.	139,700	7,746,432
JVCKenwood Corp.	1,154,380	2,683,985
K&O Energy Group Inc.	4,300	64,073
Kadokawa Dwango(b)	249,367	4,240,286
Kaga Electronics Co. Ltd.	50,500	1,071,643

68	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kagome Co. Ltd.	427,800	$10,684,639
Kaken Pharmaceutical Co. Ltd.	142,100	7,630,410
Kamakura Shinsho Ltd.	77,600	1,147,694
Kameda Seika Co. Ltd.	11,800	531,291
Kamei Corp.	8,000	83,259
Kanamoto Co. Ltd.	122,100	3,069,821
Kandenko Co. Ltd.	200,100	1,921,890
Kaneka Corp.	207,600	6,541,071
Kanematsu Corp.	345,900	4,538,172
Kanematsu Electronics Ltd.	11,600	381,012
Kansai Mirai Financial Group Inc.	143,300	847,491
Kansai Super Market Ltd.	6,600	61,807
Kanto Denka Kogyo Co. Ltd.	124,000	1,180,680
Kappa Create Co. Ltd.	93,900	1,284,806
Kasai Kogyo Co. Ltd.	27,000	204,770
Katakura Industries Co. Ltd.	19,400	223,918
Katitas Co. Ltd.	93,300	3,839,258
Kato Sangyo Co. Ltd.	11,700	371,883
Kawasaki Kisen Kaisha Ltd.(b).	359,700	4,924,988
Keihanshin Building Co. Ltd.	91,300	1,246,704
Keihin Corp.	188,000	4,476,893
Keiyo Bank Ltd. (The)	1,110,700	6,005,169
Keiyo Co. Ltd.	34,700	172,884
Kenedix Inc.	1,250,800	6,381,809
Kenedix Office Investment Corp	1,888	15,154,865
Kenedix Residential Next Investment Corp	3,638	7,223,302
Kenedix Retail REIT Corp.	2,487	6,160,996
Kenko Mayonnaise Co. Ltd.	21,000	477,603
Kewpie Corp.	514,100	10,838,386
KEY Coffee Inc.	29,300	612,574
KH Neochem Co. Ltd.	118,100	2,605,315
Kinden Corp.	737,300	12,816,102
Kintetsu Department Store Co. Ltd.	4,300	141,832
Kintetsu World Express Inc.	162,900	2,670,787
Kisoji Co. Ltd.	53,400	1,461,313
Kissei Pharmaceutical Co. Ltd.	29,800	859,206
Kitanotatsujin Corp.(c).	329,300	1,889,787
Kitz Corp.	527,100	3,725,226
Kiyo Bank Ltd. (The).	416,400	6,081,664
KLab Inc.(b)(c)	186,500	1,359,367
KNT-CT Holdings Co. Ltd.(b)	27,500	335,171
Koa Corp.	195,000	2,128,385
Koatsu Gas Kogyo Co. Ltd.	11,500	85,838
Kobe Bussan Co. Ltd.	213,200	8,261,660
Kobe Steel Ltd.	1,384,000	6,474,032
Koei Tecmo Holdings Co. Ltd.	141,400	3,771,623
Kohnan Shoji Co. Ltd.	43,500	961,226
Kokuyo Co. Ltd.	430,500	6,470,310
KOMEDA Holdings Co. Ltd.	105,100	2,117,806
Komeri Co. Ltd.	166,800	3,644,253
Komori Corp.	255,100	2,374,830
Konishi Co. Ltd.	243,200	3,480,216
Konoike Transport Co. Ltd.	34,900	501,676
Koshidaka Holdings Co. Ltd.	189,400	2,715,575
Kotobuki Spirits Co. Ltd.	62,600	4,187,388
Kourakuen Holdings Corp	36,700	633,196
Krosaki Harima Corp.	17,000	1,027,356
K's Holdings Corp.	857,840	10,550,360
Kumagai Gumi Co. Ltd.	176,200	5,120,912
Kumiai Chemical Industry Co. Ltd.	254,300	1,994,326
Security	Shares	Value

Japan (continued)
Kura Sushi Inc.	40,900	$2,079,245
Kurabo Industries Ltd.	22,300	483,714
Kureha Corp.	38,000	2,173,733
Kusuri no Aoki Holdings Co. Ltd.	63,100	3,854,057
KYB Corp.(b)(c)	84,000	2,307,220
Kyoei Steel Ltd.	61,300	1,096,653
Kyokuto Kaihatsu Kogyo Co. Ltd.	62,000	819,726
Kyokuto Securities Co. Ltd.	16,400	113,636
KYORIN Holdings Inc.	216,200	3,951,582
Kyoritsu Maintenance Co. Ltd.	149,300	6,074,761
Kyowa Exeo Corp.	446,600	11,351,968
Kyudenko Corp.	188,800	5,556,784
Kyushu Financial Group Inc.	1,717,100	7,319,280
LAC Co. Ltd.	32,000	321,521
LaSalle Logiport REIT	6,295	10,163,999
Lasertec Corp.	349,000	17,742,215
LEC Inc.	58,900	664,075
Leopalace21 Corp.(b)(c)	1,089,000	3,164,967
Life Corp.	25,600	618,831
Lifull Co. Ltd.	355,400	1,852,664
Link And Motivation Inc.(c)	211,600	1,034,719
Lintec Corp.	194,100	4,303,384
LIXIL VIVA Corp.	82,600	1,707,862
M&A Capital Partners Co. Ltd.(b)	56,900	1,816,432
Mabuchi Motor Co. Ltd.	188,700	7,059,819
Macnica Fuji Electronics Holdings Inc.	200,950	3,085,121
Macromill Inc.	194,100	1,814,119
Maeda Corp.	686,800	6,704,197
Maeda Kosen Co. Ltd.	166,100	3,244,302
Maeda Road Construction Co. Ltd.	261,600	8,978,659
Makino Milling Machine Co. Ltd.	117,000	4,533,838
Mandom Corp.	81,300	1,875,259
Mani Inc.	286,000	7,317,230
Mars Group Holdings Corp.	13,300	241,740
Marudai Food Co. Ltd.	49,500	971,412
Maruha Nichiro Corp.	195,800	4,749,349
Marusan Securities Co. Ltd.	525,200	2,543,987
Maruwa Co. Ltd./Aichi(c)	26,000	1,950,270
Maruwa Unyu Kikan Co. Ltd.	86,000	1,794,824
Maruzen Showa Unyu Co. Ltd.	10,800	293,055
Marvelous Inc.	280,800	1,808,354
Matsuda Sangyo Co. Ltd.	10,100	145,184
Matsui Securities Co. Ltd.	602,600	4,987,150
Matsumotokiyoshi Holdings Co. Ltd.	344,800	14,013,415
Matsuya Co. Ltd.	253,600	1,729,117
Matsuyafoods Holdings Co. Ltd.	17,600	768,077
Max Co. Ltd.	47,100	897,370
Maxell Holdings Ltd.	260,000	3,463,948
MCJ Co. Ltd.	386,900	2,702,249
MCUBS MidCity Investment Corp.	8,982	10,566,084
Media Do Holdings Co. Ltd.	34,100	998,916
Medical Data Vision Co. Ltd.(b)	77,900	585,768
Megachips Corp.	79,700	1,277,288
Megmilk Snow Brand Co. Ltd.	229,600	5,448,459
Meidensha Corp.	159,500	3,043,281
Meiko Electronics Co. Ltd.	113,000	1,875,601
Meiko Network Japan Co. Ltd.	61,000	539,171
Meisei Industrial Co. Ltd.	159,200	1,273,482
Meitec Corp.	143,900	8,364,349
Melco Holdings Inc.	10,000	244,960

S c h e d u l e o f I n v e s t m e n t s	69

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Menicon Co. Ltd.	60,100	$2,728,163
METAWATER Co. Ltd.	45,000	1,752,087
Micronics Japan Co. Ltd.	209,700	2,490,048
Mie Kotsu Group Holdings Inc.	71,800	394,160
Milbon Co. Ltd.	93,200	5,305,568
Mimasu Semiconductor Industry Co. Ltd.	56,100	1,222,052
Ministop Co. Ltd.	210,200	2,994,407
Miraca Holdings Inc.	240,100	6,413,152
Mirai Corp.	6,590	3,721,068
Mirait Holdings Corp.	347,300	5,274,307
Miroku Jyoho Service Co. Ltd.	50,200	1,408,018
Mitsuba Corp.	29,100	175,054
Mitsubishi Estate Logistics REIT Investment Corp.	1,185	4,345,966
Mitsubishi Logisnext Co. Ltd.	91,400	1,413,354
Mitsubishi Logistics Corp.	208,100	5,360,661
Mitsubishi Pencil Co. Ltd.	64,900	967,048
Mitsubishi Research Institute Inc.	13,200	527,342
Mitsubishi Shokuhin Co. Ltd.	23,100	676,685
Mitsuboshi Belting Ltd.	37,200	652,120
Mitsui E&S Holdings Co. Ltd.(b)	340,100	2,921,374
Mitsui Fudosan Logistics Park Inc.	908	4,398,210
Mitsui High-Tec Inc.	90,900	1,390,526
Mitsui Mining & Smelting Co. Ltd.	208,900	5,076,741
Mitsui Sugar Co. Ltd.	25,200	499,885
Mitsui-Soko Holdings Co. Ltd.	37,000	617,549
Mitsuuroko Group Holdings Co. Ltd.	118,300	1,221,366
Miura Co. Ltd.	405,900	14,418,185
Mixi Inc.	185,900	3,306,871
Miyazaki Bank Ltd. (The)	5,900	134,891
Mizuho Leasing Co. Ltd.	153,100	4,654,376
Mizuno Corp.	179,000	4,383,134
Mochida Pharmaceutical Co. Ltd.	30,000	1,141,763
Modec Inc.(c)	80,400	1,824,828
Monex Group Inc.	942,470	2,295,632
Money Forward Inc.(b)(c)	66,600	3,139,973
Monogatari Corp. (The)	21,300	1,725,460
Mori Hills REIT Investment Corp.	7,339	12,303,329
Mori Trust Hotel Reit Inc.	1,197	1,634,507
Mori Trust Sogo REIT Inc.	5,067	9,298,577
Morinaga & Co. Ltd./Japan	186,200	9,053,596
Morinaga Milk Industry Co. Ltd.	174,900	6,769,438
Morita Holdings Corp.	23,000	369,876
MOS Food Services Inc.	187,800	5,241,454
MTI Ltd.	28,400	181,586
Musashi Seimitsu Industry Co. Ltd.	116,400	1,393,986
Musashino Bank Ltd. (The)	190,100	3,057,105
Nachi-Fujikoshi Corp.	76,500	2,915,025
Nagaileben Co. Ltd.	14,000	306,906
Nagase & Co. Ltd.	574,100	8,093,600
Nagatanien Holdings Co. Ltd.	5,600	111,654
Nakanishi Inc.	288,500	5,195,848
Nakayama Steel Works Ltd.	15,200	69,700
Nankai Electric Railway Co. Ltd.	509,600	13,329,483
Nanto Bank Ltd. (The)	161,900	3,907,648
NEC Capital Solutions Ltd.	12,700	292,351
NEC Networks & System Integration Corp	55,700	2,114,735
NET One Systems Co. Ltd.	391,500	6,584,901
Neturen Co. Ltd.	13,600	107,284
Nextage Co. Ltd.(c)	204,300	1,962,230
NHK Spring Co. Ltd.	931,500	7,648,983
Security	Shares	Value

Japan (continued)
Nichias Corp.	205,300	$5,025,242
Nichiban Co. Ltd.	17,500	280,781
Nichicon Corp.	334,000	3,097,015
Nichiden Corp.	14,900	282,919
Nichiha Corp.	139,200	3,429,109
NichiiGakkan Co. Ltd.	101,700	1,421,557
Nichi-Iko Pharmaceutical Co. Ltd.	263,700	3,150,727
Nichirei Corp.	461,400	11,298,202
Nifco Inc./Japan	448,600	12,002,952
Nihon Chouzai Co. Ltd.	12,300	436,347
Nihon Kohden Corp.	379,000	11,277,160
Nihon M&A Center Inc.	638,000	18,718,826
Nihon Nohyaku Co. Ltd.	383,100	1,989,992
Nihon Parkerizing Co. Ltd.	610,100	6,529,649
Nihon Tokushu Toryo Co. Ltd.	21,300	256,264
Nihon Trim Co. Ltd.	10,300	415,763
Nihon Unisys Ltd.	339,700	10,530,904
Nikkiso Co. Ltd.	245,100	3,136,538
Nikkon Holdings Co. Ltd.	334,200	7,902,889
Nippo Corp.	196,900	4,928,631
Nippon Accommodations Fund Inc.	1,924	12,763,353
Nippon Beet Sugar Manufacturing Co. Ltd.	7,400	129,245
Nippon Carbon Co. Ltd.(c)	76,800	2,689,081
Nippon Ceramic Co. Ltd.	27,300	618,113
Nippon Chemi-Con Corp.	81,500	1,278,313
Nippon Denko Co. Ltd.(b)	772,200	1,154,186
Nippon Densetsu Kogyo Co. Ltd.	52,400	1,132,751
Nippon Electric Glass Co. Ltd.	352,200	6,999,481
Nippon Flour Mills Co. Ltd.	77,100	1,180,135
Nippon Gas Co. Ltd.	163,000	5,233,566
Nippon Kanzai Co. Ltd.	54,500	977,515
Nippon Kayaku Co. Ltd.	694,900	8,302,768
Nippon Koei Co. Ltd.	39,500	1,322,923
Nippon Light Metal Holdings Co. Ltd.	2,967,400	5,804,205
Nippon Paper Industries Co. Ltd.	434,600	7,189,535
Nippon Parking Development Co. Ltd.	1,887,700	2,507,993
NIPPON REIT Investment Corp.	2,501	11,722,176
Nippon Road Co. Ltd. (The)	6,400	439,323
Nippon Seiki Co. Ltd.	248,800	3,711,857
Nippon Sharyo Ltd.(b)	153,800	4,257,047
Nippon Sheet Glass Co. Ltd.	415,900	2,310,023
Nippon Shokubai Co. Ltd.	127,300	7,634,359
Nippon Signal Co. Ltd.	106,100	1,362,653
Nippon Soda Co. Ltd.	203,400	5,629,930
Nippon Steel Trading Corp.	78,000	3,587,489
Nippon Suisan Kaisha Ltd.	1,295,500	7,195,562
Nippon Thompson Co. Ltd.	320,700	1,381,805
Nipro Corp.	662,400	7,645,545
Nishimatsu Construction Co. Ltd.	192,600	4,357,201
Nishimatsuya Chain Co. Ltd.	418,000	3,621,368
Nishimoto Co. Ltd.	4,900	165,240
Nishi-Nippon Financial Holdings Inc.	599,900	4,057,081
Nishi-Nippon Railroad Co. Ltd.	325,400	7,655,764
Nishio Rent All Co. Ltd.	142,900	3,905,243
Nissan Shatai Co. Ltd.	381,200	3,689,429
Nissei ASB Machine Co. Ltd.	29,700	1,028,957
Nissha Co. Ltd.	197,300	1,831,285
Nisshin Oillio Group Ltd. (The)	181,100	6,148,895
Nisshinbo Holdings Inc.	648,600	5,732,886
Nissin Corp.	10,200	160,079

70	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissin Electric Co. Ltd.	246,100	$3,006,287
Nissin Kogyo Co. Ltd.	68,900	1,420,782
Nitta Corp.	27,200	779,222
Nittetsu Mining Co. Ltd.	4,900	202,311
Nitto Boseki Co. Ltd.(c)	115,800	4,925,386
Nitto Kogyo Corp.	151,900	3,227,621
Nitto Kohki Co. Ltd.	6,700	146,876
Nittoku Co. Ltd.	33,600	1,123,772
Noevir Holdings Co. Ltd.	89,800	4,167,495
NOF Corp.	362,100	12,110,647
Nohmi Bosai Ltd.	72,000	1,636,832
Nojima Corp.	152,200	3,065,485
NOK Corp.	254,400	3,483,227
Nomura Co. Ltd.	395,200	4,583,350
Noritake Co. Ltd./Nagoya	18,700	758,283
Noritsu Koki Co. Ltd.	124,000	1,837,376
Noritz Corp.	33,200	418,427
North Pacific Bank Ltd.	1,691,900	3,465,441
NS Solutions Corp.	81,700	2,453,601
NS United Kaiun Kaisha Ltd.	10,800	201,083
NSD Co. Ltd.	421,980	6,891,217
NTN Corp.	1,853,000	5,077,649
Obara Group Inc.	77,400	2,520,847
OBIC Business Consultants Co. Ltd.	28,700	1,124,062
Ogaki Kyoritsu Bank Ltd. (The)	229,500	4,823,555
Ohara Inc.	14,700	166,279
Ohsho Food Service Corp.	31,100	1,879,457
Oiles Corp.	31,100	442,462
Oisix ra daichi Inc.(b)	138,800	1,340,809
Oita Bank Ltd. (The)	18,500	436,278
Okabe Co. Ltd.	29,500	235,434
Okamoto Industries Inc.	18,900	670,485
Okamura Corp.	80,500	790,257
Okasan Securities Group Inc.	760,200	2,721,388
Oki Electric Industry Co. Ltd.	385,900	4,899,187
Okinawa Electric Power Co. Inc. (The)	281,050	5,240,596
OKUMA Corp.	124,000	5,846,196
Okumura Corp.	161,600	4,337,264
Okuwa Co. Ltd.	30,700	418,643
One REIT Inc.	646	2,249,988
Onward Holdings Co. Ltd.	155,200	903,549
Open Door Inc.(b)	33,900	420,681
Open House Co. Ltd.	287,300	7,785,211
OPT Holding Inc.	39,500	563,062
Optex Group Co. Ltd.	149,700	2,023,440
Optim Corp.(b)	39,000	1,453,707
Optorun Co. Ltd.	79,800	2,166,826
Organo Corp.	26,800	1,713,558
Orient Corp.	2,512,900	3,941,440
Oro Co. Ltd.	34,200	1,082,308
Osaka Soda Co. Ltd.	26,200	709,722
Osaka Steel Co. Ltd.	12,500	183,028
OSAKA Titanium Technologies Co. Ltd.	92,000	1,190,903
Osaki Electric Co. Ltd.	69,100	403,564
OSG Corp.	419,500	7,241,634
OSJB Holdings Corp.	1,367,600	3,432,091
Outsourcing Inc.	458,000	4,263,708
Oyo Corp.	36,400	469,504
Pacific Industrial Co. Ltd.	57,600	706,282
Pacific Metals Co. Ltd.	98,800	1,911,552
Security	Shares	Value

Japan (continued)
Pack Corp. (The)	24,200	$867,436
PAL GROUP Holdings Co. Ltd.	28,900	859,921
PALTAC Corp.	115,700	5,561,628
Paramount Bed Holdings Co. Ltd.	91,700	3,879,176
Parco Co. Ltd.	75,200	1,282,185
Pasona Group Inc.	115,900	1,492,793
Penta-Ocean Construction Co. Ltd.	1,345,900	8,121,222
Pepper Food Service Co. Ltd.(c)	83,800	749,975
PIA Corp.	1,700	68,151
Pilot Corp.	149,100	5,970,328
Piolax Inc.	26,700	483,820
PKSHA Technology Inc.(b)	54,900	1,666,476
Plenus Co. Ltd.	107,700	1,980,404
Premier Investment Corp.	7,076	10,471,840
Press Kogyo Co. Ltd.	847,800	2,862,894
Pressance Corp.	157,800	1,779,135
Prestige International Inc.	354,500	3,280,560
Prima Meat Packers Ltd.	164,000	3,682,945
Proto Corp.	366,300	4,657,115
Qol Holdings Co. Ltd.	185,800	2,478,819
Raito Kogyo Co. Ltd.	278,700	3,983,082
Raiznext Corp.	350,500	4,158,721
Raksul Inc.(b)	78,800	2,508,281
Rakus Co. Ltd.	152,200	2,450,422
Raysum Co. Ltd.	65,100	588,624
Relia Inc.	263,100	3,563,508
Relo Group Inc.	512,700	13,964,021
Renaissance Inc.	26,800	428,266
Rengo Co. Ltd.	863,500	6,166,434
RENOVA Inc.(b)	175,700	2,143,059
Resorttrust Inc.	372,800	5,943,612
Restar Holdings Corp.	37,100	641,467
Retail Partners Co. Ltd.	50,000	376,436
Rheon Automatic Machinery Co. Ltd.	39,200	541,064
Ricoh Leasing Co. Ltd.	79,300	3,003,428
Riken Corp.	8,600	284,061
Riken Keiki Co. Ltd.	6,200	122,759
Riken Vitamin Co. Ltd.	7,300	264,695
Ringer Hut Co. Ltd.	214,700	4,886,884
Riso Kagaku Corp.	156,000	2,714,545
Riso Kyoiku Co. Ltd.	636,800	2,126,877
Rock Field Co. Ltd.	54,100	721,766
Rohto Pharmaceutical Co. Ltd.	436,400	12,361,009
Rokko Butter Co. Ltd.	5,700	86,143
Roland DG Corp.	25,500	469,604
Rorze Corp.	43,400	1,655,755
Round One Corp.	314,700	2,970,320
Royal Holdings Co. Ltd.	50,600	1,119,517
RPA Holdings Inc.(b)(c)	54,400	525,504
RS Technologies Co. Ltd.	18,300	488,293
Ryobi Ltd.	140,800	2,338,331
Ryosan Co. Ltd.	141,000	3,330,350
Ryoyo Electro Corp.	32,400	557,513
S Foods Inc.	112,000	2,731,153
S.T. Corp.	24,000	366,693
Sac’s Bar Holdings Inc.	237,500	1,873,530
Saizeriya Co. Ltd.	158,800	3,517,819
Sakai Chemical Industry Co. Ltd.	21,500	447,714
Sakai Moving Service Co. Ltd.(c)	12,700	715,939
Sakata INX Corp.	92,100	984,009

S c h e d u l e o f I n v e s t m e n t s	71

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sakata Seed Corp.	167,300	$5,425,654
SAMTY Co. Ltd.	80,600	1,388,386
Samty Residential Investment Corp.	1,195	1,262,421
San ju San Financial Group Inc.	12,200	178,523
San-A Co. Ltd.	42,000	1,741,846
San-Ai Oil Co. Ltd.	28,700	294,719
SanBio Co. Ltd.(b)(c)	125,500	2,651,612
Sangetsu Corp.	253,200	4,541,411
San-in Godo Bank Ltd. (The)	759,500	4,260,516
Sanken Electric Co. Ltd.	109,000	2,849,075
Sanki Engineering Co. Ltd.	287,700	3,976,331
Sankyo Tateyama Inc.	175,900	2,338,625
Sankyu Inc.	269,900	13,521,770
Sanrio Co. Ltd.	175,400	3,516,577
Sansan Inc.(b)(c)	51,500	2,641,878
Sanshin Electronics Co. Ltd.	10,200	159,138
Sanwa Holdings Corp.	897,000	9,649,878
Sanyo Chemical Industries Ltd.	20,500	981,640
Sanyo Denki Co. Ltd.	22,000	1,110,301
Sanyo Special Steel Co. Ltd.	148,500	2,057,914
Sapporo Holdings Ltd.	276,100	6,788,822
Sato Holdings Corp.	107,600	3,112,294
Sawai Pharmaceutical Co. Ltd.	175,600	11,551,672
SB Technology Corp.	26,600	594,656
SBS Holdings Inc.	71,900	1,215,968
SCREEN Holdings Co. Ltd.	172,100	9,336,606
SCSK Corp.	253,380	13,816,264
SEC Carbon Ltd.	5,200	409,725
Seikagaku Corp.	265,300	2,878,561
Seiko Holdings Corp.	126,400	3,145,277
Seino Holdings Co. Ltd.	701,500	9,112,995
Seiren Co. Ltd.	256,600	3,352,361
Sekisui House Reit Inc.	18,184	15,602,823
Sekisui Jushi Corp.	22,700	508,936
Sekisui Plastics Co. Ltd.	17,300	124,501
Senko Group Holdings Co. Ltd.	147,100	1,197,049
Senshu Ikeda Holdings Inc.	1,335,080	2,475,906
Seria Co. Ltd.	183,700	5,118,550
SFP Holdings Co. Ltd.	36,500	755,358
Shibuya Corp.	89,400	2,540,499
SHIFT Inc.(b)	51,600	3,589,648
Shiga Bank Ltd. (The)	282,200	6,925,792
Shikoku Bank Ltd. (The)	22,400	199,851
Shikoku Chemicals Corp.	63,700	717,606
Shikoku Electric Power Co. Inc.	701,400	6,018,379
Shima Seiki Manufacturing Ltd.	138,200	2,736,331
Shimachu Co. Ltd.	233,400	6,761,784
Shin Nippon Air Technologies Co. Ltd.	51,700	992,644
Shindengen Electric Manufacturing Co. Ltd.	8,600	269,382
Shin-Etsu Polymer Co. Ltd.	148,400	1,296,626
Shinko Electric Industries Co. Ltd.	350,400	4,264,221
Shinmaywa Industries Ltd.	275,400	3,631,006
Shinnihon Corp.	14,900	126,750
Ship Healthcare Holdings Inc.	190,000	8,659,870
Shizuoka Gas Co. Ltd.	49,900	410,213
SHO-BOND Holdings Co. Ltd.	187,100	7,785,404
Shochiku Co. Ltd.	29,500	4,050,007
Shoei Co. Ltd.	10,800	500,217
Shoei Foods Corp.	32,100	1,091,373
Showa Corp.	284,700	5,999,491
Security	Shares	Value

Japan (continued)
Showa Sangyo Co. Ltd.	12,800	$356,064
Siix Corp.	77,000	919,297
Sinanen Holdings Co. Ltd.	154,100	2,903,282
Sinfonia Technology Co. Ltd.	84,300	970,673
Sinko Industries Ltd.	57,000	902,976
Sintokogio Ltd.	51,600	451,324
SKY Perfect JSAT Holdings Inc.	958,200	4,181,654
Skylark Holdings Co. Ltd.	934,900	17,294,593
SMS Co. Ltd.	326,500	8,260,027
Sodick Co. Ltd.	323,400	2,592,929
Software Service Inc.	1,400	129,169
Sogo Medical Holdings Co. Ltd.	29,300	558,778
Sojitz Corp.	5,829,700	18,664,076
Solasto Corp.	269,800	2,865,155
Sosei Group Corp.(b)(c)	306,800	5,468,816
Sotetsu Holdings Inc.	427,000	11,578,659
Sourcenext Corp.(c)	497,300	2,284,960
SPARX Group Co. Ltd.	937,000	2,299,599
S-Pool Inc.	246,300	1,783,877
St. Marc Holdings Co. Ltd.	35,200	743,394
Star Asia Investment Corp.	1,586	1,678,408
Star Micronics Co. Ltd.	214,200	2,808,306
Starts Corp. Inc.	70,600	1,727,464
Starts Proceed Investment Corp.	1,006	1,950,091
Starzen Co. Ltd.	7,600	303,271
Stella Chemifa Corp.	51,400	1,451,160
Strike Co. Ltd.	36,100	1,572,099
Studio Alice Co. Ltd.	22,100	393,125
Sugi Holdings Co. Ltd.	173,200	8,773,059
Sumitomo Bakelite Co. Ltd.	205,500	7,612,516
Sumitomo Densetsu Co. Ltd.	57,100	1,401,356
Sumitomo Forestry Co. Ltd.	580,800	8,225,566
Sumitomo Mitsui Construction Co. Ltd.	857,980	4,915,861
Sumitomo Osaka Cement Co. Ltd.	176,400	7,323,892
Sumitomo Riko Co. Ltd.	49,700	398,022
Sumitomo Seika Chemicals Co. Ltd.	8,100	235,411
Sumitomo Warehouse Co. Ltd. (The)	536,200	7,104,149
Sun Frontier Fudousan Co. Ltd.	104,700	1,190,113
Suruga Bank Ltd.(b)	723,900	2,898,672
Sushiro Global Holdings Ltd.	99,500	8,418,277
Systena Corp.	281,800	4,820,383
T. Hasegawa Co. Ltd.	35,900	748,903
Tachi-S Co. Ltd.	48,400	577,397
Tadano Ltd.	466,800	4,048,457
Taihei Dengyo Kaisha Ltd.	19,000	403,718
Taiho Kogyo Co. Ltd.	11,000	74,088
Taikisha Ltd.	96,600	3,382,359
Taiyo Holdings Co. Ltd.	26,800	1,155,972
Taiyo Yuden Co. Ltd.(c)	498,200	14,938,875
Takamatsu Construction Group Co. Ltd.	21,100	517,060
Takara Bio Inc.	240,200	4,569,750
Takara Holdings Inc.	665,600	5,981,403
Takara Leben Co. Ltd.	594,400	2,687,235
Takara Leben Real Estate Investment Corp.	1,928	2,308,939
Takara Standard Co. Ltd.	28,800	503,804
Takasago International Corp.	9,000	197,214
Takasago Thermal Engineering Co. Ltd.	243,400	4,307,249
Takashimaya Co. Ltd.	635,000	6,895,742
Takeuchi Manufacturing Co. Ltd.	172,000	2,997,721
Takuma Co. Ltd.	120,200	1,334,138

72	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tama Home Co. Ltd.	62,200	$742,027
Tamron Co. Ltd.	63,000	1,365,383
Tamura Corp.	178,800	1,078,887
Tanaka Chemical Corp.(b)	28,600	222,446
Tanseisha Co. Ltd.	87,100	995,681
Tatsuta Electric Wire and Cable Co. Ltd.	83,000	446,455
Tayca Corp.	28,300	499,235
TechMatrix Corp.	94,000	2,273,137
TechnoPro Holdings Inc.	171,200	11,657,111
Teikoku Sen-I Co. Ltd.	165,600	3,790,687
Tekken Corp.	86,400	2,220,883
Tenma Corp.	8,600	156,710
T-Gaia Corp.	55,600	1,385,063
TIS Inc.	348,100	21,165,097
TKC Corp.	21,500	1,083,083
TKP Corp.(b)	60,000	2,145,131
Toa Corp./Tokyo	110,000	1,604,558
Toagosei Co. Ltd.	725,300	8,331,397
TOC Co. Ltd.	609,400	4,981,579
Tocalo Co. Ltd.	113,300	1,158,245
Toda Corp.	1,012,400	6,659,973
Toei Animation Co. Ltd.	34,300	1,655,109
Toei Co. Ltd.	13,300	1,851,705
Toenec Corp.	3,300	120,418
Toho Bank Ltd. (The)	962,000	2,263,321
Toho Holdings Co. Ltd.	250,400	5,235,101
Toho Titanium Co. Ltd.	229,700	1,805,641
Toho Zinc Co. Ltd.	77,700	1,367,824
Tokai Carbon Co. Ltd.(c)	837,600	7,805,287
Tokai Corp./GifU	17,900	441,121
TOKAI Holdings Corp.	169,400	1,639,531
Tokai Rika Co. Ltd.	255,100	4,460,161
Tokai Tokyo Financial Holdings Inc.	1,067,600	3,260,374
Token Corp.	11,500	804,263
Tokushu Tokai Paper Co. Ltd.	9,300	343,221
Tokuyama Corp.	264,700	6,928,578
Tokyo Base Co. Ltd.(b)(c)	62,300	295,449
Tokyo Broadcasting System Holdings Inc.	171,100	3,023,080
Tokyo Dome Corp.	492,100	4,662,884
Tokyo Kiraboshi Financial Group Inc.	117,144	1,378,038
Tokyo Ohka Kogyo Co. Ltd.	166,200	7,107,413
Tokyo Seimitsu Co. Ltd.	190,100	6,875,416
Tokyo Steel Manufacturing Co. Ltd.	541,300	4,125,237
Tokyo Tatemono Co. Ltd.	791,100	12,992,185
Tokyotokeiba Co. Ltd.	86,300	2,536,011
Tokyu Construction Co. Ltd.	432,040	3,077,316
Tokyu REIT Inc.	5,294	10,355,012
TOMONY Holdings Inc.	1,164,100	3,952,473
Tomy Co. Ltd.	388,400	4,285,892
Tonami Holdings Co. Ltd.	3,600	166,407
Topcon Corp.	472,000	6,728,237
Toppan Forms Co. Ltd.	100,400	1,156,057
Topre Corp.	209,400	3,267,015
Topy Industries Ltd.	23,700	392,066
Toridoll Holdings Corp.	113,800	2,635,402
Torii Pharmaceutical Co. Ltd.	48,800	1,681,672
Tosei Corp.	113,800	1,491,994
Toshiba Machine Co. Ltd.	142,900	4,482,724
Toshiba TEC Corp.	49,300	1,967,269
Tosho Co. Ltd.(c)	56,100	1,105,075

Security	Shares	Value

Japan (continued)
Totetsu Kogyo Co. Ltd.	153,500	$4,567,399
Towa Bank Ltd. (The)	39,500	294,833
Towa Pharmaceutical Co. Ltd.	71,200	1,653,461
Toyo Construction Co. Ltd.	646,400	3,125,097
Toyo Ink SC Holdings Co. Ltd.	157,200	3,594,055
Toyo Tanso Co. Ltd.	59,000	1,124,639
Toyo Tire Corp.	514,600	6,566,331
Toyobo Co. Ltd.	373,700	5,227,007
Toyota Boshoku Corp.	282,000	4,168,141
TPR Co. Ltd.	218,600	3,676,780
Trancom Co. Ltd.	6,500	467,777
Transcosmos Inc.	52,200	1,370,680
Tri Chemical Laboratories Inc.(c)	25,600	2,510,753
Trusco Nakayama Corp.	188,000	4,442,201
TS Tech Co. Ltd.	214,900	6,087,032
TSI Holdings Co. Ltd.	537,700	2,569,808
Tsubaki Nakashima Co. Ltd.	124,800	1,493,432
Tsubakimoto Chain Co.	146,700	4,628,998
Tsugami Corp.	273,000	2,566,656
Tsukishima Kikai Co. Ltd.	53,800	727,195
Tsukui Corp.	445,800	2,369,154
Tsumura & Co.	275,200	7,617,290
Tsurumi Manufacturing Co. Ltd.	5,500	92,559
TV Asahi Holdings Corp.	73,500	1,429,515
UACJ Corp.	146,194	3,048,378
Ube Industries Ltd.	470,400	9,695,748
Ulvac Inc.	184,800	6,871,283
Union Tool Co.	9,600	277,677
Unipres Corp.	162,900	2,126,710
United Arrows Ltd.	109,800	2,944,952
UNITED Inc./Japan	112,500	1,233,104
United Super Markets Holdings Inc.	442,000	3,988,338
Universal Entertainment Corp.	111,000	3,307,930
Unizo Holdings Co. Ltd.	110,900	5,678,784
Ushio Inc.	509,300	7,617,062
UT Group Co. Ltd.(c)	116,700	3,013,732
UUUM Inc.(b)(c)	62,800	1,842,543
Uzabase Inc.(b)(c)	84,200	1,743,274
V Technology Co. Ltd.	39,100	1,792,933
Valor Holdings Co. Ltd.	193,200	3,434,944
Valqua Ltd.	27,100	583,581
ValueCommerce Co. Ltd.	75,400	1,789,259
Vector Inc.(b)	188,700	2,193,680
Vision Inc.(b)(c)	160,300	2,129,741
Vital KSK Holdings Inc.	75,000	721,041
VT Holdings Co. Ltd.	566,500	2,357,259
Wacoal Holdings Corp.	275,200	7,475,101
Wacom Co. Ltd.	731,700	2,727,377
Wakita & Co. Ltd.	38,500	363,740
Warabeya Nichiyo Holdings Co. Ltd.	21,800	364,456
WATAMI Co. Ltd.	74,900	886,624
WDB Holdings Co. Ltd.(c)	10,500	260,889
World Co. Ltd.	63,800	1,419,805
World Holdings Co. Ltd.	9,400	144,749
Wowow Inc.	13,300	332,055
Xebio Holdings Co. Ltd.	230,600	2,489,293
Yahagi Construction Co. Ltd.	242,400	1,878,636
YAKUODO Holdings Co. Ltd.	14,300	290,394
YAMABIKO Corp.	285,800	2,850,485
YAMADA Consulting Group Co. Ltd.	11,800	163,089

S c h e d u l e o f I n v e s t m e n t s	73

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamagata Bank Ltd. (The)	13,000	$168,160
Yamaguchi Financial Group Inc.	891,900	5,488,742
YA-MAN Ltd.(c)	190,200	1,159,959
Yamanashi Chuo Bank Ltd. (The)	17,900	165,647
Yamashin-Filter Corp.(c)	145,000	1,031,462
Yamato Kogyo Co. Ltd.	188,000	4,646,879
Yamazen Corp.	99,500	944,646
Yaoko Co. Ltd.	23,600	1,223,712
Yellow Hat Ltd.	72,100	1,166,798
Yodogawa Steel Works Ltd.	273,100	4,994,088
Yokogawa Bridge Holdings Corp.	188,600	3,621,134
Yokohama Reito Co. Ltd.	525,500	4,639,973
Yokowo Co. Ltd.	70,400	1,903,142
Yomiuri Land Co. Ltd.	5,400	213,738
Yondoshi Holdings Inc.	96,900	2,136,744
Yonex Co. Ltd.	299,200	1,948,934
Yorozu Corp.	16,000	214,052
Yoshinoya Holdings Co. Ltd.(c)	329,600	7,511,298
Yuasa Trading Co. Ltd.	19,600	641,971
Yumeshin Holdings Co. Ltd.(c)	389,100	3,047,893
Yurtec Corp.	29,000	177,931
Yushin Precision Equipment Co. Ltd.	12,200	104,908
Zenkoku Hosho Co. Ltd.	243,700	10,601,518
Zenrin Co. Ltd.	162,400	2,229,563
Zensho Holdings Co. Ltd.	386,900	8,292,372
Zeon Corp.	698,700	7,632,613
ZERIA Pharmaceutical Co. Ltd.	202,800	3,652,402
ZIGExN Co. Ltd.	392,600	1,789,403
Zojirushi Corp.(c)	247,800	5,027,561
		3,302,924,940
Liechtenstein — 0.0%
Liechtensteinische Landesbank AG	14,843	995,740
VP Bank AG, Registered	14,688	2,512,852
		3,508,592
Netherlands — 3.1%
Aalberts NV	446,361	19,548,859
Accell Group NV.	119,327	3,689,446
AMG Advanced Metallurgical Group NV(c)	137,996	3,150,300
Arcadis NV(c)	285,310	6,500,673
Argenx SE(b)(c)	188,393	27,161,910
ASM International NV	210,830	25,712,286
ASR Nederland NV	607,497	22,647,401
Basic-Fit NV(b)(d)	97,545	3,615,925
BE Semiconductor Industries NV	349,922	14,894,770
Boskalis Westminster(c)	343,618	8,061,484
Brack Capital Properties NV(b)	5,977	577,170
Brunel International NV(c)	179,529	1,649,329
Cementir Holding NV	75,567	535,958
Corbion NV	297,504	10,299,641
COSMO Pharmaceuticals NV(b)(c)	36,303	3,090,338
Eurocommercial Properties NV	181,579	4,539,656
Euronext NV(d)	261,286	22,686,807
Flow Traders(d)	161,365	3,762,472
ForFarmers NV	92,771	606,572
Fugro NV, CVA(b)(c)	378,614	3,986,011
IMCD NV	234,076	20,246,410
Intertrust NV(d)	312,575	5,563,115
InterXion Holding NV(b)	339,789	29,571,837
Kendrion NV	96,637	2,120,444

Security	Shares	Value

Netherlands (continued)
Koninklijke BAM Groep NV(c)	1,154,655	$3,188,736
Koninklijke Volkerwessels NV	99,302	2,410,018
NIBC Holding NV(d)	80,776	740,297
NSI NV	104,799	5,714,003
OCI NV(b)(c)	346,750	5,994,588
Pharming Group NV(b)	2,922,852	4,282,097
PostNL NV	2,091,087	3,864,170
Rhi Magnesita NV	116,280	4,895,774
SBM Offshore NV	752,164	12,949,173
Shop Apotheke Europe NV(b)(c)(d)	47,416	2,398,744
SIF Holding NV(c)	24,102	356,309
Signify NV(d)	571,617	19,079,999
SRH NV(a)(b)(c)	291,555	3
Takeaway.com NV(b)(c)(d)	162,689	15,342,848
TKH Group NV	178,271	9,451,269
TomTom NV	326,061	3,549,452
Vastned Retail NV	92,829	2,499,817
Wereldhave NV(c)	151,090	2,779,470
		343,715,581
New Zealand — 0.8%
Air New Zealand Ltd.	2,624,990	4,790,509
Argosy Property Ltd.	2,982,276	2,759,871
Chorus Ltd.	2,108,276	8,909,340
Contact Energy Ltd.	2,907,710	14,000,029
Genesis Energy Ltd.	1,648,320	3,360,137
Goodman Property Trust	3,766,199	5,654,525
Infratil Ltd.	2,912,603	10,216,108
Kiwi Property Group Ltd.	9,316,809	9,435,967
Metlifecare Ltd.	280,753	1,248,205
New Zealand Refining Co. Ltd. (The)	824,670	869,907
Precinct Properties New Zealand Ltd.	4,032,293	4,905,856
Pushpay Holdings Ltd.(b)	466,395	1,358,224
Restaurant Brands New Zealand Ltd.(b)	137,017	1,183,752
Sky Network Television Ltd.	1,874,900	837,206
SKYCITY Entertainment Group Ltd.	3,365,884	7,928,763
Summerset Group Holdings Ltd.	1,002,051	5,784,417
Synlait Milk Ltd.(b)	329,388	1,871,575
Tourism Holdings Ltd.	243,220	470,625
Z Energy Ltd.	1,849,525	5,326,294
		90,911,310
Norway — 2.1%
Adevinta ASA(b)	451,474	5,495,388
Aker ASA, Class A.	101,691	5,642,881
Aker Solutions ASA(b)	701,685	1,417,026
Atea ASA	366,997	4,761,748
Austevoll Seafood ASA	463,787	4,530,801
Axactor SE(b)(c)	96,751	181,583
B2Holding ASA(c)	790,950	664,574
Bakkafrost P/F	219,142	15,595,603
Borr Drilling Ltd.(b)(c)	364,812	1,908,398
Borregaard ASA	491,466	4,691,901
BW LPG Ltd.(d)	383,234	3,101,527
BW Offshore Ltd.(b)(c)	422,646	2,331,527
DNO ASA	2,917,118	2,919,080
Elkem ASA(d)	1,244,033	3,133,768
Entra ASA(d)	613,390	10,487,347
Europris ASA(d)	827,403	3,007,008
Fjordkraft Holding ASA(d)	325,715	2,233,200
Flex LNG Ltd.(c)	159,367	1,301,865

74	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Frontline Ltd./Bermuda	360,647	$3,290,418
Golden Ocean Group Ltd.(c)	384,154	1,756,194
Grieg Seafood ASA	256,788	3,939,099
Hoegh LNG Holdings Ltd.	221,165	663,413
Kongsberg Gruppen ASA	320,551	4,972,856
Kvaerner ASA	268,695	297,326
Leroy Seafood Group ASA	1,374,205	8,921,047
NEL ASA(b)(c)	5,431,828	5,406,607
Nordic Semiconductor ASA(b)(c)	757,212	4,822,012
Northern Drilling Ltd.(b)	106,438	172,050
Norway Royal Salmon ASA	48,879	1,248,250
Norwegian Air Shuttle ASA(b)(c)	464,778	1,804,092
Norwegian Finans Holding ASA(b)	575,235	5,881,653
Ocean Yield ASA	342,011	1,714,173
Odfjell Drilling Ltd.(b)(c)	151,821	402,866
PGS ASA(b)	1,327,654	2,559,441
Protector Forsikring ASA(b)(c)	396,510	1,779,989
Salmar ASA	248,997	12,201,604
Sbanken ASA(d)	150,349	1,143,382
Scatec Solar ASA(d)	362,487	6,185,772
Selvaag Bolig ASA	281,173	1,610,572
SpareBank 1 Nord Norge	429,054	3,593,370
Sparebank 1 Oestlandet	102,154	1,080,520
SpareBank 1 SMN	789,418	8,701,086
SpareBank 1 SR-Bank ASA	617,477	6,564,771
Stolt-Nielsen Ltd.(c)	190,928	2,464,843
Storebrand ASA	2,104,207	16,184,803
Subsea 7 SA	996,616	10,723,207
TGS NOPEC Geophysical Co. ASA	487,722	12,439,350
Tomra Systems ASA(c)	517,248	15,263,019
Veidekke ASA	364,105	4,582,024
Wallenius Wilhelmsen ASA	568,980	1,518,465
XXL ASA(b)(c)(d)	579,986	745,605
		228,039,104
Portugal — 0.3%
Altri SGPS SA	408,239	2,524,451
Banco Comercial Portugues SA, Class R	37,410,522	7,947,566
Corticeira Amorim SGPS SA	72,326	867,241
CTT-Correios de Portugal SA(c)	914,341	2,966,863
Mota-Engil SGPS SA	766,199	1,434,133
Navigator Co. SA (The)	1,072,756	3,851,804
NOS SGPS SA	1,182,936	6,137,774
REN - Redes Energeticas Nacionais SGPS SA	1,485,612	4,494,551
Semapa-Sociedade de Investimento e Gestao	44,559	621,204
Sonae SGPS SA	4,711,235	4,383,023
		35,228,610
Singapore — 1.7%
Accordia Golf Trust	1,473,100	712,320
Ascott Residence Trust	8,196,896	7,566,920
Best World International Ltd.(a)(c)	1,890,600	1,530,875
Bumitama Agri Ltd.(c)	598,300	298,076
Cache Logistics Trust	990,600	508,037
CapitaLand Retail China Trust	3,197,512	3,631,140
CDL Hospitality Trusts	4,995,600	5,709,675
China Aviation Oil Singapore Corp. Ltd.	537,900	453,209
Chip Eng Seng Corp. Ltd.	629,925	269,988
COSCO Shipping International Singapore Co. Ltd.(b)(c)	6,375,000	1,284,435
Eagle Hospitality Trust REIT(b)(c)	2,020,200	1,010,100
Security	Shares	Value

Singapore (continued)
ESR-REIT	10,719,100	$4,280,101
Far East Hospitality Trust	5,551,100	2,765,586
First REIT	4,074,800	3,015,274
First Resources Ltd.	2,621,800	3,265,485
Frasers Centrepoint Trust(c)	2,899,545	6,118,170
Frasers Commercial Trust(c)	3,845,100	4,591,921
Frasers Hospitality Trust	1,751,200	885,287
Frasers Logistics & Industrial Trust	7,303,300	6,527,970
Golden Agri-Resources Ltd.	28,432,300	4,374,521
GuocoLand Ltd.	299,800	401,959
Hutchison Port Holdings Trust, Class U	23,791,200	3,806,592
Japfa Ltd.(c)	3,023,520	1,218,357
Kenon Holdings Ltd./Singapore	125,998	2,605,860
Keppel DC REIT	4,933,800	8,169,381
Keppel Infrastructure Trust	9,691,500	3,727,773
Keppel REIT	8,310,700	7,367,534
Lippo Malls Indonesia Retail Trust(c)	10,260,200	1,616,194
Manulife US Real Estate Investment Trust(c)	3,366,431	3,568,417
Mapletree Industrial Trust	7,465,660	15,205,901
Mapletree Logistics Trust	12,346,390	16,643,972
Mapletree North Asia Commercial Trust	11,314,100	9,864,297
NetLink NBN Trust	12,653,500	9,363,349
OUE Commercial Real Estate Investment Trust	6,753,679	2,696,721
OUE Ltd.(c)	1,302,700	1,374,378
Oxley Holdings Ltd.(c)	1,943,100	498,267
Parkway Life REIT	1,726,400	4,528,179
Prime U.S. REIT(b)	1,442,700	1,457,127
Raffles Medical Group Ltd.(c)	3,985,300	3,036,642
Sabana Shari’ah Compliant Industrial REIT	362,100	123,362
Sasseur Real Estate Investment Trust	2,036,700	1,186,297
Sembcorp Marine Ltd.(b)(c)	3,856,200	3,277,304
Sheng Siong Group Ltd.	4,606,200	4,150,946
SIA Engineering Co. Ltd.	275,200	528,261
SIIC Environment Holdings Ltd.(c)	5,842,960	1,006,005
Silverlake Axis Ltd.	5,052,940	1,388,272
Singapore Post Ltd.(c)	7,951,900	5,214,265
Soilbuild Business Space REIT	9,693,847	3,586,631
Starhill Global REIT	6,559,000	3,532,028
StarHub Ltd.	2,702,300	2,850,987
Wing Tai Holdings Ltd.(c)	4,280,800	6,272,694
Yanlord Land Group Ltd.	3,314,100	2,792,303
Yoma Strategic Holdings Ltd.(b)(c)	6,684,900	1,542,782
		193,402,127
Spain — 2.1%
Acciona SA(c)	103,755	11,774,087
Acerinox SA	678,309	6,616,483
Aedas Homes SAU(b)(d)	43,656	989,363
Almirall SA	291,055	4,306,005
Applus Services SA	596,957	6,939,637
Atresmedia Corp. de Medios de Comunicacion SA	479,514	1,625,014
Befesa SA(d)	110,748	4,289,447
Bolsas y Mercados Espanoles SHMSF SA	343,025	13,304,914
Cia. de Distribucion Integral Logista Holdings SA	186,633	4,190,310
Cie. Automotive SA	329,010	7,222,903
Construcciones y Auxiliar de Ferrocarriles SA	111,870	4,965,173
Corp Financiera Alba SA	65,653	3,332,255
Distribuidora Internacional de Alimentacion SA(b)(c)	9,011,362	1,019,611
Ebro Foods SA	374,208	7,742,400
eDreams ODIGEO SA(b)	71,849	351,934
Ence Energia y Celulosa SA(c)	597,778	2,421,945

S c h e d u l e o f I n v e s t m e n t s	75

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Euskaltel SA(d)	466,094	$4,390,467
Faes Farma SA	1,581,610	8,623,484
Fluidra SA(b)	67,974	836,150
Fomento de Construcciones y Contratas SA	289,492	3,599,545
Gestamp Automocion SA(d)	549,821	2,243,486
Global Dominion Access SA(b)(d)	320,402	1,173,505
Grupo Catalana Occidente SA	212,116	6,969,737
Grupo Empresarial San Jose SA(b)	75,720	541,238
Indra Sistemas SA(b)(c)	605,088	6,946,988
Inmobiliaria Colonial Socimi SA	1,129,945	15,139,162
Lar Espana Real Estate Socimi SA	453,116	3,354,317
Let’s GOWEX SA(a)(b)(c)	51,450	1
Liberbank SA	8,749,707	2,895,353
Masmovil Ibercom SA(b)	342,079	7,164,839
Mediaset Espana Comunicacion SA	667,307	3,661,313
Melia Hotels International SA	409,374	3,289,096
Merlin Properties Socimi SA	1,449,258	20,557,671
Metrovacesa SA(d)	82,401	829,157
Miquel y Costas & Miquel SA	121,012	2,019,629
Neinor Homes SA(b)(d)	378,317	4,133,815
Obrascon Huarte Lain SA(b)(c)	598,910	702,871
Pharma Mar SA(b)	687,883	3,154,447
Promotora de Informaciones SA, Class A(b)	254,688	386,676
Prosegur Cash SA(d)	2,043,922	3,488,215
Prosegur Cia. de Seguridad SA	1,180,354	4,651,492
Sacyr SA	1,747,032	5,014,399
Sacyr SA, New(b)	37,329	107,144
Solaria Energia y Medio Ambiente SA(b)(c)	337,018	3,155,935
Talgo SA(b)(d)	513,302	3,395,983
Tecnicas Reunidas SA(b)	155,745	3,797,126
Tubacex SA	1,046,926	2,958,519
Unicaja Banco SA(d)	3,411,027	3,407,761
Viscofan SA	182,957	9,748,364
Zardoya Otis SA	890,706	6,717,083
		230,146,449
Sweden — 6.1%
AAK AB	834,642	15,677,707
AcadeMedia AB(d)	274,468	1,651,595
AF POYRY AB(c)	422,132	10,738,720
Alimak Group AB(d)	199,660	2,742,602
Ambea AB(d)	211,033	1,701,199
Arjo AB, Class B	1,066,573	5,107,874
Atrium Ljungberg AB, Class B	200,378	4,843,840
Attendo AB(d)	270,337	1,487,903
Avanza Bank Holding AB	533,963	5,229,582
Axfood AB	511,925	10,611,716
Beijer Ref AB	311,822	9,381,851
Betsson AB	544,613	2,334,706
Bilia AB, Class A	400,888	4,404,563
BillerudKorsnas AB	775,858	9,973,265
BioArctic AB(c)(d)	160,302	1,503,458
BioGaia AB, Class B	85,243	3,692,317
Biotage AB	277,593	3,461,759
Bonava AB, Class B	422,449	3,778,030
Boozt AB(b)(c)(d)	105,742	509,585
Bravida Holding AB(d)	811,853	7,403,721
Bufab AB	46,404	635,496
Bure Equity AB	243,090	5,422,372
Camurus AB(b)	69,555	723,069
Castellum AB	1,137,063	27,911,492
Security	Shares	Value

Sweden (continued)
Catena AB	91,888	$3,975,380
Cellavision AB	86,480	2,992,232
Clas Ohlson AB, Class B	226,281	2,399,290
Climeon AB(b)(c)	67,728	472,195
Cloetta AB, Class B	1,170,138	4,127,621
Collector AB(b)(c)	198,522	624,073
Dios Fastigheter AB	224,846	2,071,486
Dometic Group AB(d)	1,329,963	12,128,643
Dustin Group AB(d)	367,242	2,838,523
Elekta AB, Class B	1,662,292	19,039,703
Eltel AB(b)(c)(d)	706,606	1,359,161
Embracer Group AB(b)(c)	685,070	5,735,777
Evolution Gaming Group AB(d)	530,047	16,387,565
Fabege AB	1,225,713	21,026,974
Fastighets AB Balder, Class B(b)	445,804	21,155,530
Fingerprint Cards AB, Class B(b)(c)	1,373,619	2,435,522
Fortnox AB(b)	105,549	1,850,651
Getinge AB, Class B	999,453	17,062,555
Granges AB	386,525	3,573,050
Hansa Biopharma AB(b)(c)	150,164	1,119,377
Hexpol AB	1,127,934	10,175,062
Hoist Finance AB(b)(d)	415,803	2,076,718
Holmen AB, Class B	473,469	14,019,396
Hufvudstaden AB, Class A	458,080	9,067,833
Humana AB	52,648	337,562
Indutrade AB	405,254	14,614,732
Intrum AB(c)	316,483	8,770,171
Investment AB Oresund.	185,703	2,574,004
Inwido AB	346,258	2,608,076
JM AB(c)	279,074	8,529,742
John Mattson Fastighetsforetagen AB(b)	80,077	1,171,415
Kambi Group PLC(b)	114,190	1,542,492
Karo Pharma AB(b)(c)	167,843	752,961
Kindred Group PLC	998,165	5,077,478
Klovern AB, Class B	1,283,596	3,220,093
Kungsleden AB	933,279	9,934,423
LeoVegas AB(c)(d)	448,988	1,378,828
Lifco AB, Class B	206,443	12,176,274
Lindab International AB	353,252	4,002,129
Loomis AB, Class B	334,249	12,116,489
Mekonomen AB(b)(c)	242,693	2,024,404
Modern Times Group MTG AB, Class B(b)	292,116	2,910,053
Munters Group AB(b)(d)	381,169	1,985,204
Mycronic AB(c)	331,903	6,463,373
NCC AB, Class B	410,008	7,656,823
NetEnt AB	830,369	2,127,903
New Wave Group AB, Class B	339,050	2,036,696
Nibe Industrier AB, Class B	1,446,972	25,085,362
Nobia AB	578,832	4,269,784
Nobina AB(d)	291,783	2,212,897
Nolato AB, Class B	95,340	5,529,308
Nordic Entertainment Group AB, Class B	302,347	9,178,332
Nyfosa AB(b)	688,282	6,733,826
Oncopeptides AB(b)(c)(d)	129,666	1,864,546
Pandox AB	388,434	8,664,420
Paradox Interactive AB(c)	131,029	2,066,307
Peab AB, Class B	841,543	8,451,532
PowerCell Sweden AB(b)(c)	173,552	3,489,532
Ratos AB, Class B	1,017,904	3,580,060
RaySearch Laboratories AB(b)(c)	162,325	1,583,059

76	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Recipharm AB, Class B	223,601	$3,284,890
Resurs Holding AB(d)	330,609	1,829,923
Saab AB, Class B	384,285	12,487,025
Sagax AB, Class D	213,332	810,067
Samhallsbyggnadsbolaget i Norden AB	3,835,706	9,451,325
Samhallsbyggnadsbolaget i Norden AB, New	377,444	1,394,076
SAS AB(b)(c)	991,937	1,424,308
Scandi Standard AB	160,374	1,232,923
Scandic Hotels Group AB(d)	330,196	3,504,542
SkiStar AB	292,566	3,217,463
SSAB AB, Class A	677,699	2,086,818
SSAB AB, Class B	2,710,482	7,814,818
Stillfront Group AB(b)	68,790	3,318,655
Storytel AB(b)	37,819	674,873
Svenska Cellulosa AB SCA, Class B	2,624,600	26,282,352
Sweco AB, Class B	315,234	12,166,335
Swedish Orphan Biovitrum AB(b)	793,988	14,180,931
Thule Group AB(d)	480,076	11,346,123
Tobii AB(b)(c)	521,344	2,102,977
Trelleborg AB, Class B	993,216	16,312,045
Troax Group AB(c)	75,736	1,026,194
Vitrolife AB	302,418	6,344,137
Wallenstam AB, Class B	752,631	9,846,479
Wihlborgs Fastigheter AB	554,395	10,617,806
Xvivo Perfusion AB(b)	20,127	364,174
		678,484,288
Switzerland — 4.9%
Allreal Holding AG, Registered	69,798	14,474,156
ALSO Holding AG, Registered	12,535	2,045,735
APG SGA SA	1,477	427,273
Arbonia AG, Registered	214,193	2,576,224
Aryzta AG(b)(c)	4,355,927	4,390,026
Ascom Holding AG, Registered	231,665	2,298,755
Autoneum Holding AG(c)	19,339	2,233,775
Bachem Holding AG, Class B, Registered	9,870	1,768,403
Banque Cantonale Vaudoise, Registered	12,130	10,149,733
Basilea Pharmaceutica AG, Registered(b)(c)	56,327	3,226,779
Belimo Holding AG	2,141	15,006,646
Bell Food Group AG, Registered	2,468	643,581
BKW AG	95,358	8,868,902
Bobst Group SA, Registered(c)	46,395	2,438,930
Bossard Holding AG, Class A, Registered	28,525	4,143,660
Bucher Industries AG, Registered	32,164	10,778,583
Burckhardt Compression Holding AG	16,216	4,438,824
Burkhalter Holding AG	10,349	825,173
Cembra Money Bank AG	116,253	13,608,755
Coltene Holding AG, Registered	10,179	891,830
Comet Holding AG, Registered	37,761	4,831,466
Conzzeta AG, Registered	4,479	5,089,931
Daetwyler Holding AG, Bearer	35,246	6,358,862
DKSH Holding AG	158,749	8,203,691
dormakaba Holding AG	14,386	9,039,262
EFG International AG	442,445	2,743,347
Emmi AG, Registered	10,427	10,108,606
Feintool International Holding AG, Registered	758	40,476
Flughafen Zurich AG, Registered	88,500	15,388,512
Forbo Holding AG, Registered	5,067	8,710,753
Galenica AG(d)	207,422	14,151,452
GAM Holding AG(b)	726,374	2,242,876
Georg Fischer AG, Registered	19,091	18,775,274
Security	Shares	Value

Switzerland (continued)
Gurit Holding AG, Bearer	1,042	$1,577,396
Helvetia Holding AG, Registered	147,102	21,170,364
Huber & Suhner AG, Registered	75,649	5,647,496
Idorsia Ltd.(b)(c)	387,145	12,427,818
Implenia AG, Registered	67,115	2,739,019
Inficon Holding AG, Registered	9,276	7,146,112
Interroll Holding AG, Registered	2,066	4,040,102
Intershop Holding AG(c)	7,446	4,802,128
Kardex AG, Registered	34,275	5,849,619
Komax Holding AG, Registered(c)	18,240	3,693,579
Kudelski SA, Bearer(c)	291,749	1,585,116
Landis+Gyr Group AG	106,585	9,780,468
LEM Holding SA, Registered	926	1,401,794
Leonteq AG(b)(c)	71,230	2,658,800
Logitech International SA, Registered	740,058	33,271,725
Medacta Group SA(b)(d)	33,318	2,729,143
Medartis Holding AG(b)(d)	2,016	89,674
Meyer Burger Technology AG(b)(c)	3,228,501	1,364,443
Mobilezone Holding AG, Registered	309,932	3,522,064
Mobimo Holding AG, Registered	33,239	10,718,367
Molecular Partners AG(b)	69,177	1,628,200
OC Oerlikon Corp. AG, Registered	896,370	9,563,635
Orascom Development Holding AG(b)	14,585	213,531
Orior AG	14,261	1,308,620
PSP Swiss Property AG, Registered	176,781	26,724,734
Rieter Holding AG, Registered	23,002	3,033,703
Schweiter Technologies AG, Bearer	4,395	5,441,060
Sensirion Holding AG(b)(c)(d)	41,303	1,689,464
SFS Group AG	68,801	6,423,900
Siegfried Holding AG, Registered(c)	19,124	8,853,612
SIG Combibloc Group AG.	709,603	11,212,971
St. Galler Kantonalbank AG, Class A, Registered	12,337	5,871,412
Stadler Rail AG(b)(c)	199,257	9,503,678
Sulzer AG, Registered	78,332	8,657,982
Sunrise Communications Group AG(d)	152,086	12,568,048
Swissquote Group Holding SA, Registered	61,578	3,722,326
Tecan Group AG, Registered	58,375	16,511,691
TX Group AG.	3,668	345,711
u-blox Holding AG(c)	32,577	2,928,535
Valiant Holding AG, Registered	79,415	8,168,353
Valora Holding AG, Registered	17,920	4,775,198
VAT Group AG(d)	123,982	18,775,023
Vetropack Holding AG, Bearer	604	1,809,902
Vontobel Holding AG, Registered	124,139	8,662,507
VZ Holding AG	12,772	4,522,410
Ypsomed Holding AG, Registered(c)	19,858	2,886,714
Zehnder Group AG, Registered	66,634	3,164,329
Zur Rose Group AG(b)(c)	15,165	1,874,299
		537,977,026
United Kingdom — 17.8%
888 Holdings PLC	1,499,897	2,661,264
AA PLC	2,975,281	1,874,724
AB Dynamics PLC	54,390	1,577,332
Abcam PLC	880,393	16,177,849
Advanced Medical Solutions Group PLC	1,228,686	4,567,425
AG Barr PLC	440,618	3,513,978
Aggreko PLC	1,128,312	11,467,402
Airtel Africa PLC(d)	3,318,616	3,193,459
Alfa Financial Software Holdings PLC(b)(d)	150,438	193,746
Alliance Pharma PLC	771,389	883,639

S c h e d u l e o f I n v e s t m e n t s	77

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Amigo Holdings PLC(d)	231,103	$176,691
Anglo Pacific Group PLC	384,354	879,047
AO World PLC(b)(c)	1,459,223	1,481,132
Arrow Global Group PLC	850,959	2,974,840
Ascential PLC(d)	1,626,245	7,828,854
Ashmore Group PLC	1,766,139	12,653,360
ASOS PLC(b)	252,266	10,218,866
Assura PLC	8,781,395	9,005,847
Aston Martin Lagonda Global Holdings PLC(b)(c)(d)	261,876	1,721,883
Avast PLC(d)	2,591,210	14,516,870
B&M European Value Retail SA	3,954,811	18,960,530
Babcock International Group PLC	1,117,915	8,676,769
Bakkavor Group PLC(d)	226,411	405,302
Balfour Beatty PLC	2,980,718	10,443,770
Bank of Georgia Group PLC	183,508	3,659,952
Beazley PLC	2,409,065	17,196,039
Bellway PLC	555,820	29,197,383
Biffa PLC(d)	667,062	2,479,686
Big Yellow Group PLC	696,627	10,826,686
Blue Prism Group PLC(b)(c)	286,525	6,587,042
Bodycote PLC	863,311	9,747,115
boohoo Group PLC(b)	3,441,565	13,714,360
Brewin Dolphin Holdings PLC	1,417,229	6,725,491
Britvic PLC	1,182,968	14,432,144
Burford Capital Ltd.	917,116	7,622,384
Cairn Energy PLC(b)	2,620,385	5,854,856
Capita PLC(b)	7,322,196	14,039,011
Capital & Counties Properties PLC	3,223,687	10,351,698
Card Factory PLC	1,543,994	1,803,270
Centamin PLC	5,186,800	9,298,649
Central Asia Metals PLC	260,690	695,874
Cineworld Group PLC(c)	4,568,901	10,678,295
Civitas Social Housing PLC	1,067,731	1,393,409
Clinigen Healthcare Ltd.(b)	555,092	7,090,391
Close Brothers Group PLC	686,513	12,814,258
CMC Markets PLC(d)	95,706	197,818
Coats Group PLC	4,110,096	4,101,373
Computacenter PLC	288,094	6,812,995
ConvaTec Group PLC(d)	6,521,112	17,879,955
Countryside Properties PLC(d)	1,847,929	11,887,391
Craneware PLC(c)	88,413	2,214,375
Cranswick PLC	198,722	9,357,048
Crest Nicholson Holdings PLC	1,206,931	7,954,885
Custodian REIT PLC	1,672,872	2,505,085
CVS Group PLC	316,995	4,792,888
Daily Mail & General Trust PLC, Class A, NVS	723,754	7,746,909
Dart Group PLC	416,892	9,342,302
De La Rue PLC	606,167	1,118,669
Dechra Pharmaceuticals PLC	477,474	17,900,318
Derwent London PLC	455,773	24,692,886
Dialog Semiconductor PLC(b)	345,424	15,262,194
Dignity PLC	264,835	1,986,411
Diploma PLC	544,680	13,986,589
Diversified Gas & Oil PLC	3,052,514	3,629,490
Dixons Carphone PLC	4,005,296	7,159,385
Domino’s Pizza Group PLC	2,097,886	8,542,426
Drax Group PLC	1,765,327	6,329,589
DS Smith PLC	6,102,885	27,408,720
Dunelm Group PLC	476,975	7,287,197
EI Group PLC(b)	2,292,004	8,586,593
Security	Shares	Value

United Kingdom (continued)
Electrocomponents PLC	2,052,557	$17,933,257
Elementis PLC	2,661,652	4,487,488
EMIS Group PLC	316,173	4,792,963
Empiric Student Property PLC	2,789,953	3,640,940
EnQuest PLC(b)	7,383,348	2,326,123
Equiniti Group PLC(d)	1,810,436	4,887,588
Essentra PLC	1,229,101	6,788,644
Euromoney Institutional Investor PLC	387,170	6,246,900
Ferrexpo PLC	1,322,233	2,424,469
Fevertree Drinks PLC	455,632	8,264,452
Finablr PLC(b)(d)	1,125,139	1,225,089
First Derivatives PLC	65,162	2,379,335
Firstgroup PLC(b)	5,287,981	8,629,626
Forterra PLC(d)	358,958	1,556,758
Frasers Group PLC(b)	1,040,008	6,462,606
Frontier Developments PLC(b)	71,241	1,326,008
Funding Circle Holdings PLC(b)(c)(d)	860,059	912,653
Future PLC	338,226	5,706,875
Games Workshop Group PLC	128,662	11,253,113
Gamesys Group PLC(b)	242,253	2,366,295
GB Group PLC	652,541	6,115,878
GCP Student Living PLC	1,221,878	3,245,520
Genus PLC	295,337	11,990,851
Go-Ahead Group PLC (The)	207,703	5,607,305
GoCo Group PLC	2,127,351	2,627,606
Grainger PLC	2,859,435	11,164,691
Great Portland Estates PLC	1,051,413	12,906,181
Greencore Group PLC	2,034,310	6,586,079
Greggs PLC	467,824	13,900,097
Gulf Keystone Petroleum Ltd.	1,097,449	2,684,997
Halfords Group PLC	1,032,726	2,228,513
Hammerson PLC	3,388,749	10,426,095
Hansteen Holdings PLC	1,670,632	2,567,798
Hastings Group Holdings PLC(d)	633,807	1,503,872
Hays PLC	6,538,222	13,376,202
Helical PLC	607,966	3,846,821
Hikma Pharmaceuticals PLC	646,256	15,606,715
Hill & Smith Holdings PLC	280,671	5,257,425
Hiscox Ltd.	1,311,295	22,695,856
Hochschild Mining PLC	1,354,521	3,005,047
HomeServe PLC	1,415,013	23,912,770
Hotel Chocolat Group PLC(c)	45,655	280,450
Howden Joinery Group PLC	2,861,643	25,967,955
Hunting PLC	631,762	2,550,000
Hurricane Energy PLC(b)(c)	7,173,031	1,961,069
Hyve Group PLC	4,303,508	5,576,447
Ibstock PLC(d)	1,761,857	6,758,419
IG Design Group PLC (c)	184,748	1,943,408
IG Group Holdings PLC	1,643,263	14,378,903
IMI PLC	1,141,691	16,614,952
Inchcape PLC	1,817,522	15,740,788
Indivior PLC(b)	3,370,937	1,685,446
IntegraFin Holdings PLC	651,674	4,252,233
Intermediate Capital Group PLC	1,362,277	31,282,036
International Personal Finance PLC	1,291,460	2,689,797
Intu Properties PLC(b)(c)	3,646,601	819,585
Investec PLC	3,073,390	16,983,234
iomart Group PLC(c)	731,198	3,667,508
IQE PLC(b)(c)	3,758,598	2,524,361
IWG PLC	3,012,739	17,537,675

78	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
J D Wetherspoon PLC	354,320	$7,244,174
John Laing Group PLC(d)	2,371,354	11,097,015
John Menzies PLC	512,556	2,915,436
John Wood Group PLC	3,024,193	15,001,171
Jupiter Fund Management PLC	1,902,973	9,672,775
Just Eat PLC(b)	2,729,382	30,977,682
Just Group PLC(b)	4,366,182	4,489,292
Kainos Group PLC	438,919	4,570,807
KAZ Minerals PLC	1,069,216	6,170,532
Keller Group PLC	339,883	3,745,563
Keywords Studios PLC(c)	276,147	4,484,690
Lancashire Holdings Ltd.	895,089	8,825,702
Learning Technologies Group PLC(c)	1,419,696	2,911,967
LondonMetric Property PLC	3,184,421	9,562,372
Lookers PLC	1,918,053	1,395,665
LXI REIT PLC	2,346,972	4,207,540
Man Group PLC	6,888,628	13,975,031
Marshalls PLC	1,033,526	10,756,104
Marston’s PLC	3,159,125	4,360,085
McCarthy & Stone PLC(d)	1,974,951	3,837,384
Mediclinic International PLC	1,671,058	8,134,901
Metro Bank PLC(b)(c)	496,753	1,499,538
Mitchells & Butlers PLC(b)	1,039,805	5,482,685
Mitie Group PLC	1,762,242	3,087,251
Moneysupermarket.com Group PLC	2,502,866	10,739,153
Morgan Advanced Materials PLC	1,471,895	6,053,588
Morgan Sindall Group PLC	77,540	1,872,547
N Brown Group PLC	986,139	1,065,292
National Express Group PLC	2,190,960	12,909,916
NCC Group PLC	1,315,990	3,729,688
Network International Holdings PLC(b)(d)	1,545,345	12,385,412
NewRiver REIT PLC	1,513,786	3,751,490
Northgate PLC	688,791	2,415,186
Numis Corp. PLC	88,130	331,674
On the Beach Group PLC(d)	591,474	3,039,198
OneSavings Bank PLC	1,970,361	11,080,213
Oxford Biomedica PLC(b)	81,923	653,345
Pagegroup PLC	1,418,144	8,535,671
Paragon Banking Group PLC	1,289,159	8,632,799
Pennon Group PLC	1,877,465	27,433,990
Petrofac Ltd.	1,113,672	5,126,406
Pets at Home Group PLC	2,177,090	8,092,951
Pharos Energy PLC	350,552	210,254
Phoenix Group Holdings PLC	2,533,771	25,317,336
Photo-Me International PLC	672,862	795,609
Picton Property Income Ltd. (The)	2,476,716	3,330,104
Playtech PLC	1,357,199	6,174,047
Plus500 Ltd.	483,329	5,678,053
Pollen Street Secured Lending PLC	441,159	4,850,010
Polypipe Group PLC	971,794	6,949,529
Premier Foods PLC(b)	5,070,561	2,419,614
Premier Oil PLC(b)	3,627,738	4,798,823
Primary Health Properties PLC	4,204,679	8,724,067
Provident Financial PLC	1,108,214	6,800,248
Purplebricks Group PLC(b)	1,425,843	2,011,115
PZ Cussons PLC	1,240,279	3,145,617
QinetiQ Group PLC	2,781,284	12,920,005
Quilter PLC(d)	8,457,353	18,969,149
Rathbone Brothers PLC	225,275	5,856,004
RDI REIT PLC	1,663,154	2,893,929
Security	Shares	Value

United Kingdom (continued)
Redde PLC	1,785,229	$2,306,224
Redrow PLC	1,064,216	11,152,657
Regional REIT Ltd.(d)	852,947	1,308,749
Renewi PLC	4,260,579	1,999,402
Renishaw PLC	165,133	8,654,893
Restaurant Group PLC (The)	2,330,684	3,966,350
Restore PLC	581,500	3,832,668
Rightmove PLC	4,261,612	36,952,958
Rotork PLC	4,020,809	16,128,606
Royal Mail PLC	3,841,449	10,036,451
RPS Group PLC	1,172,528	2,689,391
RWS Holdings PLC	654,784	4,954,404
Sabre Insurance Group PLC(d)	390,684	1,588,774
Safestore Holdings PLC	978,567	10,384,077
Sage PLC	4,913,272	2,708,546
Sanne Group PLC	394,579	3,126,006
Savills PLC	680,927	11,166,122
Scapa Group PLC	710,423	2,355,247
Schroder REIT Ltd.	4,193,466	2,918,693
Senior PLC	2,011,165	4,414,112
Serco Group PLC(b)	5,136,749	10,705,369
Serica Energy PLC(b)	302,388	460,791
Shaftesbury PLC	692,323	8,204,458
SIG PLC	1,949,853	2,377,525
Signature Aviation PLC	3,832,245	14,710,454
Sirius Minerals PLC(b)(c)	27,922,005	2,018,853
Smart Metering Systems PLC(c)	295,007	2,000,779
Softcat PLC	574,020	8,739,578
SolGold PLC(b)(c)	3,452,071	871,880
Sophos Group PLC(d)	1,940,183	14,255,784
Spectris PLC	527,244	18,390,051
Spire Healthcare Group PLC(d)	1,372,437	2,369,983
Spirent Communications PLC	2,700,989	7,886,385
SSP Group PLC	2,084,503	17,695,785
St. Mowden Properties PLC	994,854	6,465,285
Stagecoach Group PLC	1,990,786	3,582,108
Standard Life Investment Property Income Trust Ltd.	457,598	595,364
Stobart Group Ltd.	1,708,628	2,297,360
Superdry PLC	136,982	693,027
Synthomer PLC	1,524,874	6,790,082
TalkTalk Telecom Group PLC	2,863,755	4,473,379
Tate & Lyle PLC	2,075,923	21,694,833
Ted Baker PLC	142,405	419,363
Telecom Plus PLC	326,160	6,500,757
TI Fluid Systems PLC(d)	1,033,711	3,229,453
TORM PLC(b)(c)	179,981	1,564,043
TP ICAP PLC	2,535,634	13,266,278
Trainline PLC(b)(d)	1,697,848	10,563,850
Travis Perkins PLC	1,090,593	22,304,676
Tritax Big Box REIT PLC	7,241,426	13,335,274
Tullow Oil PLC	6,036,156	4,045,269
UK Commercial Property REIT Ltd.	3,606,831	4,122,174
Ultra Electronics Holdings PLC	330,577	9,839,613
UNITE Group PLC (The)	1,290,193	21,633,323
Urban & Civic PLC	686,387	3,284,408
Vectura Group PLC	2,999,112	3,700,411
Vesuvius PLC	986,394	5,656,153
Victoria PLC(b)(c)	493,996	2,865,217
Victrex PLC	393,232	11,486,826
Virgin Money UK PLC(b)	5,472,278	11,848,271

S c h e d u l e o f I n v e s t m e n t s	79

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vistry Group PLC	918,546	$16,709,422
Watkin Jones PLC	391,419	1,277,022
WH Smith PLC	508,431	16,031,518
William Hill PLC	3,566,405	8,128,438
Workspace Group PLC	598,766	9,597,810
		1,958,458,236

Total Common Stocks — 99.1% (Cost: $10,018,240,684)		10,918,980,664

Preferred Stocks
Germany — 0.1%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	34,537	2,013,208
Jungheinrich AG, Preference Shares, NVS	215,323	4,729,468
Sixt SE, Preference Shares, NVS	69,362	4,827,247
STO SE & Co. KGaA, Preference Shares, NVS	5,523	646,334
		12,216,257
Italy — 0.1%
Buzzi Unicem SpA, Preference Shares, NVS	62,807	882,563
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	282,087	2,819,732
		3,702,295

Total Preferred Stocks — 0.2% (Cost: $19,524,655)		15,918,552

Rights
Hong Kong — 0.0%
Guotai Junan International Holdings Ltd., (Expires 03/09/20)(b)	5,084,666	6
Norway — 0.0%
XXL ASA, (Expires 03/11/20)(b)	59,253	0	(e)

Total Rights — 0.0% (Cost: $0)		6

Warrants
Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/24/20)(a)(b)	2	0	(e)
Security	Shares	Value

Singapore (continued)
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	3,963,747	$29
		29
Spain — 0.0%
Abengoa SA (Expires 03/31/25)(b)(c)	3,171,918	33,394

Total Warrants — 0.0% (Cost: $0)		33,423

Short-Term Investments

Money Market Funds — 4.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	482,316,988	482,606,378
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	3,630,000	3,630,000
		486,236,378

Total Short-Term Investments — 4.4% (Cost: $485,956,403)		486,236,378

Total Investments in Securities — 103.7% (Cost: $10,523,721,742)		11,421,169,023
Other Assets, Less Liabilities — (3.7)%		(403,655,371)
Net Assets — 100.0%		$11,017,513,652

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period-end.

(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	567,879,770	(85,562,782)	482,316,988	$482,606,378	$9,056,568	(b)	$18,612	$39,370
BlackRock Cash Funds: Treasury, SL Agency Shares	2,818,000	812,000	3,630,000	3,630,000	55,709		—	—
				$486,236,378	$9,112,277		$18,612	$39,370

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

80	2 0 2 0 | S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	520	03/20/20	$20,970	$(680,875)
FTSE 100 Index	203	03/20/20	19,314	(872,418)
TOPIX Index	141	03/12/20	21,842	(587,195)
				$(2,140,488)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,140,488

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$5,477,377

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,499,863)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$57,412,545

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	81

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Small-Cap ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,885,052,179	$31,136,099	$2,792,386	$10,918,980,664
Preferred Stocks	15,918,552	—	—	15,918,552
Rights	—	6	—	6
Warrants	—	33,394	29	33,423
Money Market Funds	486,236,378	—	—	486,236,378
	$11,387,207,109	$31,169,499	$2,792,415	$11,421,169,023
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(2,140,488)	$—	$—	$(2,140,488)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

82	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

January 31, 2020

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$9,971,863	$82,209,701	$2,991,076,391	$36,436,891
Cash	145	767	—	983
Receivables:
Securities lending income — Affiliated	354	2,575	—	—
Dividends	12	479	7,745	224
Unrealized appreciation on:
Forward foreign currency exchange contracts	48,507	1,360,802	48,139,104	626,319
Total assets	10,020,881	83,574,324	3,039,223,240	37,064,417

LIABILITIES
Bank overdraft	—	—	3,853	—
Cash received:
Collateral — forward foreign currency exchange contracts	—	900,000	500,000	440,000
Payables:
Investments purchased	26,826	945,861	36,365,291	443,232
Investment advisory fees	254	2,126	77,458	939
Unrealized depreciation on:
Forward foreign currency exchange contracts	34,832	589,507	30,065,788	338,680
Total liabilities	61,912	2,437,494	67,012,390	1,222,851

NET ASSETS	$9,958,969	$81,136,830	$2,972,210,850	$35,841,566

NET ASSETS CONSIST OF:
Paid-in capital	$9,586,012	$81,026,220	$2,917,720,599	$35,986,941
Accumulated earnings (loss)	372,957	110,610	54,490,251	(145,375)
NET ASSETS	$9,958,969	$81,136,830	$2,972,210,850	$35,841,566

Shares outstanding	350,000	2,950,000	99,350,000	1,200,000
Net asset value	$28.45	$27.50	$29.92	$29.87
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Investments, at cost — Affiliated	$9,577,128	$80,711,279	$2,903,419,461	$36,640,304

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	83

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2020

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$3,537,598,797	$62,889,180,494	$10,934,932,645
Affiliated(c)	126,650,314	376,396,268	486,236,378
Cash	1,525,689	957	883
Foreign currency, at value(d)	1,929,199	111,156,127	42,734,712
Cash pledged:
Futures contracts	767,000	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	14,240,971	3,038,532
Receivables:
Investments sold	29,520,153	243	16,629,607
Securities lending income — Affiliated	86,038	598,180	1,433,008
Dividends	4,839,399	50,240,282	12,792,963
Tax reclaims	2,092,910	63,892,040	6,144,194
Foreign withholding tax claims	88,415	59,861,152	411,498
Total assets	3,705,097,914	63,565,566,714	11,504,354,420

LIABILITIES
Collateral on securities loaned, at value	35,928,766	359,401,266	482,354,353
Deferred foreign capital gain tax	—	—	2,374
Payables:
Investments purchased	3,874,185	—	—
Variation margin on futures contracts	280,864	3,041,976	765,898
Capital shares redeemed	20,606,126	—	—
Investment advisory fees	1,041,514	17,021,137	3,705,976
Professional fees	3,067	6,083,615	12,167
Foreign taxes	1,169	—	—
Total liabilities	61,735,691	385,547,994	486,840,768

NET ASSETS	$3,643,362,223	$63,180,018,720	$11,017,513,652

NET ASSETS CONSIST OF:
Paid-in capital	$3,817,749,472	$64,871,014,295	$10,619,642,735
Accumulated earnings (loss)	(174,387,249)	(1,690,995,575)	397,870,917
NET ASSETS	$3,643,362,223	$63,180,018,720	$11,017,513,652

Shares outstanding	76,200,000	928,200,000	182,200,000
Net asset value	$47.81	$68.07	$60.47
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Securities loaned, at value	$33,136,698	$323,318,107	$449,810,757
(b) Investments, at cost — Unaffiliated	$3,452,014,780	$58,665,963,124	$10,037,765,339
(c) Investments, at cost — Affiliated	$128,084,689	$376,266,608	$485,956,403
(d) Foreign currency, at cost	$1,755,292	$110,842,074	$42,619,160
(e) Foreign currency collateral pledged, at cost	$—	$14,252,568	$3,041,441

See notes to financial statements.

84	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended January 31, 2020

	iShares Adaptive Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Affiliated	$98,342	$1,317,854	$33,963,780	$725,162
Securities lending income — Affiliated — net	708	8,911	—	3,870
Total investment income	99,050	1,326,765	33,963,780	729,032

EXPENSES
Investment advisory fees	16,504	145,111	5,643,873	67,987
Total expenses	16,504	145,111	5,643,873	67,987

Less:
Investment advisory fees waived	(15,201)	(133,655)	(5,198,304)	(63,243)
Total expenses after fees waived	1,303	11,456	445,569	4,744
Net investment income	97,747	1,315,309	33,518,211	724,288

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	291	(97,508)	(2,022,392)	(53,468)
In-kind redemptions — Affiliated	—	—	5,859,533	383,438
Forward foreign currency exchange contracts	15,254	397,361	34,044,007	164,663
Net realized gain	15,545	299,853	37,881,148	494,633
Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	346,822	2,453,825	131,940,280	1,390,478
Forward foreign currency exchange contracts	(36,061)	(530,057)	(53,489,408)	(324,893)
Net change in unrealized appreciation (depreciation)	310,761	1,923,768	78,450,872	1,065,585
Net realized and unrealized gain	326,306	2,223,621	116,332,020	1,560,218
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$424,053	$3,538,930	$149,850,231	$2,284,506

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	85

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2020

	iShares MSCI ACWI ex U.S. ETF	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$43,858,428	$663,865,561	$94,517,662
Dividends — Affiliated	143,222	160,547	55,709
Non-cash dividends — Unaffiliated	7,544,114	—	5,347,488
Securities lending income — Affiliated — net	550,242	2,836,220	9,056,568
Other income — Unaffiliated	5,550	—	20,270
Foreign taxes withheld	(3,868,528)	(44,724,287)	(6,311,624)
Foreign withholding tax claims	—	1,960,390	—
Other foreign taxes	(59,432)	—	—
Total investment income	48,173,596	624,098,431	102,686,073

EXPENSES
Investment advisory fees	6,309,440	96,280,767	19,746,823
Professional fees	—	196,039	—
Total expenses	6,309,440	96,476,806	19,746,823

Less:
Investment advisory fees waived	(296,627)	—	—
Total expenses after fees waived	6,012,813	96,476,806	19,746,823
Net investment income	42,160,783	527,621,625	82,939,250

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(57,654,528)	(187,436,378)	(49,652,281)
Investments — Affiliated	(1,224)	(354)	18,612
In-kind redemptions — Unaffiliated	81,992,866	308,564,962	47,021,894
In-kind redemptions — Affiliated	1,094,958	—	—
Futures contracts	1,310,549	40,542,438	5,477,377
Foreign currency transactions	(163,486)	393,102	1,059,632
Net realized gain	26,579,135	162,063,770	3,925,234
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	139,457,724	2,805,606,967	671,317,510
Investments — Affiliated	3,222,868	34,344	39,370
Futures contracts	(210,403)	(12,525,189)	(2,499,863)
Foreign currency translations	204,127	3,821,459	687,042
Net change in unrealized appreciation (depreciation)	142,674,316	2,796,937,581	669,544,059
Net realized and unrealized gain	169,253,451	2,959,001,351	673,469,293
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$211,414,234	$3,486,622,976	$756,408,543

(a) Net of deferred foreign capital gain tax of	$—	$—	$2,374

See notes to financial statements.

86	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares Adaptive Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$97,747	$255,108	$1,315,309	$1,575,556
Net realized gain	15,545	119,868	299,853	271,529
Net change in unrealized appreciation (depreciation)	310,761	(347,655)	1,923,768	505,684
Net increase in net assets resulting from operations	424,053	27,321	3,538,930	2,352,769

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(97,638)	(429,575)	(1,295,026)	(1,572,188)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,457,060	5,688,999	8,242,504	26,861,811

NET ASSETS
Total increase in net assets	1,783,475	5,286,745	10,486,408	27,642,392
Beginning of period	8,175,494	2,888,749	70,650,422	43,008,030
End of period	$9,958,969	$8,175,494	$81,136,830	$70,650,422

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	87

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI EAFE ETF		iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$33,518,211	$91,609,695	$724,288	$594,464
Net realized gain	37,881,148	95,442,167	494,633	52,565
Net change in unrealized appreciation (depreciation)	78,450,872	(158,301,854)	1,065,585	(1,793,610)
Net increase (decrease) in net assets resulting from operations	149,850,231	28,750,008	2,284,506	(1,146,581)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(100,163,566)	(126,764,597)	(1,105,618)	(1,329,916)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	31,441,671	(469,886,115)	8,904,168	6,273,838

NET ASSETS
Total increase (decrease) in net assets	81,128,336	(567,900,704)	10,083,056	3,797,341
Beginning of period	2,891,082,514	3,458,983,218	25,758,510	21,961,169
End of period	$2,972,210,850	$2,891,082,514	$35,841,566	$25,758,510

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares MSCI ACWI ex U.S. ETF		iShares MSCI EAFE ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$42,160,783	$104,424,888	$527,621,625	$1,962,705,638
Net realized gain	26,579,135	140,685,094	162,063,770	2,480,456,375
Net change in unrealized appreciation (depreciation)	142,674,316	(215,018,401)	2,796,937,581	(6,494,892,911)
Net increase (decrease) in net assets resulting from operations	211,414,234	30,091,581	3,486,622,976	(2,051,730,898)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(67,637,980)	(102,589,659)	(707,531,424)	(1,959,749,954)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(367,885,593)	781,283,019	320,293,617	(8,678,362,908)

NET ASSETS
Total increase (decrease) in net assets	(224,109,339)	708,784,941	3,099,385,169	(12,689,843,760)
Beginning of period	3,867,471,562	3,158,686,621	60,080,633,551	72,770,477,311
End of period	$3,643,362,223	$3,867,471,562	$63,180,018,720	$60,080,633,551

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	89

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$82,939,250	$235,633,532
Net realized gain	3,925,234	365,114,012
Net change in unrealized appreciation (depreciation)	669,544,059	(1,361,130,495)
Net increase (decrease) in net assets resulting from operations	756,408,543	(760,382,951)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(218,028,825)	(264,437,208)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,023,290,882	(697,734,019)

NET ASSETS
Total increase (decrease) in net assets	1,561,670,600	(1,722,554,178)
Beginning of period	9,455,843,052	11,178,397,230
End of period	$11,017,513,652	$9,455,843,052

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

90	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Adaptive Currency Hedged MSCI EAFE ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Period From 01/05/16 to 07/31/16	(a)

Net asset value, beginning of period	$27.25		$28.89	$27.43	$23.77		$24.29
Net investment income(b)	0.32		0.94	0.86	0.68		0.48
Net realized and unrealized gain (loss)(c)	1.21		(1.15)	1.46	3.66		(0.52)
Net increase (decrease) from investment operations	1.53		(0.21)	2.32	4.34		(0.04)

Distributions(d)
From net investment income	(0.33)		(0.85)	(0.86)	(0.68)		(0.48)
From net realized gain	—		(0.58)	—	—		—
Return of capital	—		—	—	(0.00	)(e)	(0.00	)(e)
Total distributions	(0.33)		(1.43)	(0.86)	(0.68)		(0.48)

Net asset value, end of period	$28.45		$27.25	$28.89	$27.43		$23.77

Total Return
Based on net asset value	5.57	%(f)	(0.49)%	8.56%	18.42%		0.01	%(f)(g)

Ratios to Average Net Assets
Total expenses(h)	0.38	%(i)	0.38%	0.38%	0.38%		0.38	%(i)
Total expenses after fees waived(h)	0.03	%(i)	0.03%	0.03%	0.03%		0.03	%(i)
Net investment income	2.25	%(i)	3.46%	3.00%	2.69%		3.63	%(i)

Supplemental Data
Net assets, end of period (000)	$9,959		$8,175	$2,889	$2,743		$2,377
Portfolio turnover rate(j)(k)	2	%(f)	8%	8%	7%		4	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Not annualized.
(g)	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -0.03%.
(h)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.
(k)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Period From 06/29/15 to 07/31/15	(a)

Net asset value, beginning of period	$26.66		$26.88	$25.28	$21.88	$24.85		$24.34
Net investment income (loss)(b)	0.47		0.88	0.44	0.90	0.56		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	0.82		(0.43)	1.83	3.05	(2.30)		0.51
Net increase (decrease) from investment operations	1.29		0.45	2.27	3.95	(1.74)		0.51

Distributions(e)
From net investment income	(0.45)		(0.67)	(0.67)	(0.55)	(0.56)		—
From net realized gain	—		—	—	—	(0.67)		—
Return of capital	—		—	—	—	(0.00	)(c)	—
Total distributions	(0.45)		(0.67)	(0.67)	(0.55)	(1.23)		—

Net asset value, end of period	$27.50		$26.66	$26.88	$25.28	$21.88		$24.85

Total Return
Based on net asset value	4.81	%(f)	1.75%	9.05%	18.18%	(6.97)%		2.10	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.38	%(h)	0.38%	0.38%	0.38%	0.38%		0.38	%(h)
Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%	0.03%	0.03%		0.05	%(h)
Net investment income (loss)	3.44	%(h)	3.37%	1.66%	3.68%	2.56%		(0.05	)%(h)

Supplemental Data
Net assets, end of period (000)	$81,137		$70,650	$43,008	$85,968	$2,188		$2,485
Portfolio turnover rate(i)(j)	4	%(f)	7%	10%	6%	8%		0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

92	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$29.40		$29.96	$28.09	$24.30	$27.86	$24.77
Net investment income(a)	0.34		0.86	0.83	0.74	0.75	1.16
Net realized and unrealized gain (loss)(b)	1.20		(0.20)	1.93	3.83	(3.38)	2.63
Net increase (decrease) from investment operations	1.54		0.66	2.76	4.57	(2.63)	3.79

Distributions(c)
From net investment income	(0.35)		(0.91)	(0.89)	(0.70)	(0.69)	(0.63)
From net realized gain	(0.67)		(0.31)	—	(0.08)	(0.24)	(0.07)
Total distributions	(1.02)		(1.22)	(0.89)	(0.78)	(0.93)	(0.70)

Net asset value, end of period	$29.92		$29.40	$29.96	$28.09	$24.30	$27.86

Total Return
Based on net asset value	5.23	%(d)	2.45%	9.94%	18.97%	(9.41)%	15.42%

Ratios to Average Net Assets
Total expenses(e)	0.38	%(f)	0.38%	0.38%	0.38%	0.38%	0.39%
Total expenses after fees waived(e)	0.03	%(f)	0.03%	0.03%	0.03%	0.03%	0.05%
Net investment income	2.26	%(f)	3.01%	2.82%	2.77%	3.04%	4.16%

Supplemental Data
Net assets, end of period (000)	$2,972,211		$2,891,083	$3,458,983	$4,278,604	$3,542,254	$2,899,161
Portfolio turnover rate(g)(h)	4	%(d)	7%	12%	10%	10%	16%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Period From 06/29/15 to 07/31/15	(a)

Net asset value, beginning of period	$28.62		$31.37	$28.48	$23.85	$25.17		$24.37
Net investment income (loss)(b)	0.69		0.84	0.77	0.92	0.55		(0.00	)(c)
Net realized and unrealized gain (loss)(d)	1.49		(1.93)	2.86	4.46	(1.16)		0.80
Net increase (decrease) from investment operations	2.18		(1.09)	3.63	5.38	(0.61)		0.80

Distributions(e)
From net investment income	(0.61)		(0.80)	(0.74)	(0.75)	(0.52)		—
From net realized gain	(0.32)		(0.86)	—	—	(0.19)		—
Return of capital	—		—	—	—	(0.00	)(c)	—
Total distributions	(0.93)		(1.66)	(0.74)	(0.75)	(0.71)		—

Net asset value, end of period	$29.87		$28.62	$31.37	$28.48	$23.85		$25.17

Total Return
Based on net asset value	7.58	%(f)	(3.05)%	12.81%	22.77%	(2.35)%		3.28	%(f)

Ratios to Average Net Assets
Total expenses(g)	0.43	%(h)	0.43%	0.43%	0.43%	0.43%		0.43	%(h)
Total expenses after fees waived(g)	0.03	%(h)	0.03%	0.03%	0.03%	0.03%		0.05	%(h)
Net investment income (loss)	4.58	%(h)	2.94%	2.50%	3.50%	2.34%		(0.05	)%(h)

Supplemental Data
Net assets, end of period (000)	$35,842		$25,759	$21,961	$9,969	$8,348		$2,517
Portfolio turnover rate(i)(j)	5	%(f)	10%	10%	13%	9%		0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Rounds to less than $0.01.
(d)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Not annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

94	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$46.26		$48.60		$47.08		$40.66		$44.18	$47.49
Net investment income(a)	0.50		1.32		1.33		1.12	(b)	1.06	1.15
Net realized and unrealized gain (loss)(c)	1.84		(2.49)		1.45		6.36		(3.54)	(3.31)
Net increase (decrease) from investment operations	2.34		(1.17)		2.78		7.48		(2.48)	(2.16)

Distributions(d)
From net investment income	(0.79)		(1.17)		(1.26)		(1.06)		(1.04)	(1.15)
Total distributions	(0.79)		(1.17)		(1.26)		(1.06)		(1.04)	(1.15)

Net asset value, end of period	$47.81		$46.26		$48.60		$47.08		$40.66	$44.18

Total Return
Based on net asset value	5.04	%(e)	(2.27)%		5.92%		18.62%		(5.52)%	(4.54)%

Ratios to Average Net Assets
Total expenses	0.31	%(f)(g)	0.32	%(g)	0.31	%(g)	0.32%		0.33%	0.33%
Total expenses after fees waived	0.30	%(f)(g)	0.30	%(g)	0.31	%(g)	0.32%		0.33%	0.33%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%		N/A		0.32%		N/A	N/A
Net investment income	2.10	%(f)	2.91%		2.69%		2.62	%(b)	2.67%	2.55%

Supplemental Data
Net assets, end of period (000)	$3,643,362		$3,867,472		$3,158,687		$2,655,487		$1,911,104	$2,023,411
Portfolio turnover rate(h)	10	%(e)(i)	15	%(i)	6	%(i)	7%		11%	6%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

•	Net investment income per share by $0.01.

•	Ratio of net investment income to average net assets by 0.02%.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund's financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	95

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16		Year Ended 07/31/15

Net asset value, beginning of period	$64.94		$68.87	$66.78	$58.27	$64.91		$66.89
Net investment income(a)	0.58		1.95	1.93	1.72	1.73	(b)	1.83	(b)
Net realized and unrealized gain (loss)(c)	3.33		(3.87)	2.26	8.45	(6.69)		(2.11)
Net increase (decrease) from investment operations	3.91		(1.92)	4.19	10.17	(4.96)		(0.28)

Distributions(d)
From net investment income	(0.78)		(2.01)	(2.10)	(1.66)	(1.68)		(1.70)
Total distributions	(0.78)		(2.01)	(2.10)	(1.66)	(1.68)		(1.70)

Net asset value, end of period	$68.07		$64.94	$68.87	$66.78	$58.27		$64.91

Total Return
Based on net asset value	5.99	%(e)	(2.64)%	6.32%	17.68%	(7.54	)%(b)	(0.41	)%(b)

Ratios to Average Net Assets
Total expenses	0.31	%(f)	0.32%	0.31%	0.32%	0.33%		0.34%
Total expenses excluding professional fees for foreign withholding tax
claims	0.31	%(f)	0.32%	N/A	0.32%	0.33%		0.33%
Net investment income	1.72	%(f)	3.03%	2.77%	2.82%	2.99	%(b)	2.84	%(b)

Supplemental Data
Net assets, end of period (000)	$63,180,019		$60,080,634	$72,770,477	$78,691,555	$59,853,751		$61,459,174
Portfolio turnover rate(g)	1	%(e)	4%	4%	2%	3%		2%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the years ended July 31, 2016 and July 31, 2015, respectively:
•	Net investment income per share by $0.02 and $0.06, respectively.

•	Total return by 0.03% and 0.07%, respectively.

•	Ratio of net investment income to average net assets by 0.04% and 0.08%, respectively.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19		Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$57.03		$63.44		$59.60	$51.00		$51.44	$51.45
Net investment income(a)	0.49		1.43		1.46	1.28	(b)	1.20	1.12
Net realized and unrealized gain (loss)(c)	4.21		(6.23)		3.90	8.83		(0.54)	0.11
Net increase (decrease) from investment operations	4.70		(4.80)		5.36	10.11		0.66	1.23

Distributions(d)
From net investment income	(1.26)		(1.61)		(1.52)	(1.51)		(1.10)	(1.24)
Total distributions	(1.26)		(1.61)		(1.52)	(1.51)		(1.10)	(1.24)

Net asset value, end of period	$60.47		$57.03		$63.44	$59.60		$51.00	$51.44

Total Return
Based on net asset value	8.19	%(e)	(7.41	)%(f)	9.01%	20.21	%(b)	1.35%	2.55%

Ratios to Average Net Assets
Total expenses	0.39	%(g)	0.40%		0.39%	0.40%		0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%		N/A	0.40%		N/A	N/A
Net investment income	1.66	%(g)	2.47%		2.28%	2.38	%(b)	2.44%	2.26%

Supplemental Data
Net assets, end of period (000)	$11,017,514		$9,455,843		$11,178,397	$8,737,472		$5,967,131	$5,184,949
Portfolio turnover rate(h)	9	%(e)	10%		8%	6%		17%	13%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
•	Net investment income per share by $0.01.

•	Total return by 0.02%.

•	Ratio of net investment income to average net assets by 0.02%.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.

(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	97

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

Diversification
iShares ETF	Classification
Adaptive Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI ACWI ex U.S	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

Currently each currency hedged fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements and schedules of investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the currency hedged funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

98	2020 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
●	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.
●	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N o t e s t o F i n a n c i a l S t a t e m e n t	99

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

	Market Value of	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
MSCI ACWI ex U.S
Barclays Capital Inc.	$40,539	$40,539	$—	$—
BNP Paribas Prime Brokerage International Ltd.	524,370	524,370	—	—
BNP Paribas Securities Corp.	81,873	81,873	—	—
BofA Securities, Inc.	6,251,077	6,251,077	—	—
Citigroup Global Markets Inc.	1,677,863	1,677,863	—	—
Credit Suisse Securities (USA) LLC	214,565	214,565	—	—
Goldman Sachs & Co.	2,750,230	2,750,230	—	—
Jefferies LLC	271,194	271,194	—	—
JPMorgan Securities LLC	3,545,254	3,545,254	—	—
Macquarie Bank Limited	526,155	526,155	—	—
Morgan Stanley & Co. LLC	15,505,441	15,505,441	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	326,261	326,261	—	—
Nomura Securities International Inc.	104,285	104,285	—	—
RBC Capital Markets LLC	49,647	49,647	—	—
Scotia Capital (USA) Inc.	294,166	294,166	—	—
TD Prime Services LLC	382,251	382,251	—	—
UBS Securities LLC	20,709	20,709	—	—
Wells Fargo Securities LLC	570,818	570,818	—	—
	$33,136,698	$33,136,698	$—	$—

100	2020 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

	Market Value of	Cash Collateral	Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received(a)	Received	Net Amount
MSCI EAFE
Barclays Capital Inc.	$13,154,337	$13,154,337	$—	$—
BNP Paribas Prime Brokerage International Ltd.	165,876	165,876	—	—
BofA Securities, Inc.	31,044,102	31,044,102	—	—
Citadel Clearing LLC	350,982	350,982	—	—
Citigroup Global Markets Inc.	5,264,516	5,264,516	—	—
Credit Suisse AG Dublin Branch	22,685,815	22,685,815	—	—
Credit Suisse Securities (USA) LLC	2,243,603	2,243,603	—	—
Goldman Sachs & Co.	39,721,459	39,721,459	—	—
HSBC Bank PLC	595,993	595,993	—	—
Jefferies LLC	1,610,832	1,610,832	—	—
JPMorgan Securities LLC	25,241,198	25,241,198	—	—
Morgan Stanley & Co. LLC	173,968,956	173,968,956	—	—
Nomura Securities International Inc.	177,423	177,423	—	—
RBC Capital Markets LLC	13,823	13,823	—	—
SG Americas Securities LLC	101,551	101,551	—	—
State Street Bank & Trust Company	6,560	6,560	—	—
UBS Securities LLC	870,409	870,409	—	—
Wells Fargo Bank, National Association	5,506,283	5,506,283	—	—
Wells Fargo Securities LLC	594,389	594,389	—	—
	$323,318,107	$323,318,107	$—	$—
MSCI EAFE Small-Cap
Barclays Capital Inc.	$7,896,574	$7,896,574	$—	$—
BNP Paribas Securities Corp.	2,293,027	2,293,027	—	—
BofA Securities, Inc.	38,525,716	38,525,716	—	—
Citigroup Global Markets Inc.	38,593,505	38,593,505	—	—
Credit Suisse AG Dublin Branch	23,715,197	23,715,197	—	—
Credit Suisse Securities (USA) LLC	19,694,333	19,694,333	—	—
Deutsche Bank Securities Inc.	14,931,551	14,931,551	—	—
Goldman Sachs & Co.	128,186,487	128,186,487	—	—
HSBC Bank PLC	7,971,839	7,971,839	—	—
Jefferies LLC	367,105	367,105	—	—
JPMorgan Securities LLC	18,166,756	18,166,756	—	—
Macquarie Bank Limited	14,058,942	14,058,942	—	—
Morgan Stanley & Co. LLC	108,011,648	108,011,648	—	—
National Financial Services LLC	699,484	699,484	—	—
Natixis Securities Americas LLC	112,804	112,804	—	—
Nomura Securities International Inc.	3,264,052	3,264,052	—	—
Scotia Capital (USA) Inc.	1,597,008	1,597,008	—	—
SEB Securities Inc.	4,334,862	4,334,862	—	—
SG Americas Securities LLC	1,399,443	1,399,443	—	—
State Street Bank & Trust Company	459,095	459,095	—	—
UBS AG	12,069,026	12,069,026	—	—
UBS Securities LLC	3,350,191	3,350,191	—	—
Wells Fargo Securities LLC	112,112	112,112	—	—
	$449,810,757	$449,810,757	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N o t e s t o F i n a n c i a l S t a t e m e n t	101

Notes to Financial Statements (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Forward Foreign Currency Exchange Contracts: Each currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

102	2020 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each of the following Funds, BFAis entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Adaptive Currency Hedged MSCI EAFE	0.38%
Currency Hedged MSCI ACWI ex U.S	0.38
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43

For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion	0.3430
Over $30 billion	0.3259

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Adaptive Currency Hedged MSCI EAFE ETF and iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2020 so that each Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to each Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For the iShares MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N o t e s t o F i n a n c i a l S t a t e m e n t	103

Notes to Financial Statements (unaudited) (continued)

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

Fees Paid
iShares ETF	to BTC
Adaptive Currency Hedged MSCI EAFE	$128
Currency Hedged MSCI ACWI ex U.S	1,965
Currency Hedged MSCI EAFE Small-Cap	1,310
MSCI ACWI ex U.S	128,256
MSCI EAFE	683,808
MSCI EAFE Small-Cap	2,092,813

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI ACWI ex U.S	$10,222,455	$11,693,322	$(3,394,252)
MSCI EAFE	315,807,573	31,085,614	(31,457,872)
MSCI EAFE Small-Cap	64,202,653	171,842,263	77,078,446

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI EAFE	$185,995	$173,804
Currency Hedged MSCI ACWI ex U.S	3,644,073	3,287,007
Currency Hedged MSCI EAFE	118,414,394	173,288,589
Currency Hedged MSCI EAFE Small-Cap	1,624,362	1,942,486
MSCI ACWI ex U.S	383,556,426	404,383,188
MSCI EAFE	1,036,001,180	387,117,426
MSCI EAFE Small-Cap	1,031,760,219	908,701,325

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Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Adaptive Currency Hedged MSCI EAFE	$1,457,926	$—
Currency Hedged MSCI ACWI ex U.S	8,232,170	—
Currency Hedged MSCI EAFE	144,945,098	113,341,876
Currency Hedged MSCI EAFE Small-Cap	13,461,494	4,513,402
MSCI ACWI ex U.S	58,801,938	426,522,724
MSCI EAFE	795,262,134	1,200,800,222
MSCI EAFE Small-Cap	974,107,863	159,330,299

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Currency Hedged MSCI ACWI ex U.S	$952,940
MSCI ACWI ex U.S	220,257,323
MSCI EAFE	4,180,702,353
MSCI EAFE Small-Cap	174,125,095

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

		Gross Unrealized	Gross Unrealized	Net Unrealized Appreciation
iShares ETF	Tax Cost	Appreciation	Depreciation	(Depreciation)
Adaptive Currency Hedged MSCI EAFE	$9,595,981	$443,242	$(53,685)	$389,557
Currency Hedged MSCI ACWI ex U.S	81,009,603	2,859,224	(887,831)	1,971,393
Currency Hedged MSCI EAFE	2,922,165,739	135,796,034	(48,812,066)	86,983,968
Currency Hedged MSCI EAFE Small-Cap	36,754,445	626,319	(656,234)	(29,915)
MSCI ACWI ex U.S	3,645,125,226	457,390,719	(438,727,877)	18,662,842
MSCI EAFE	60,909,180,390	13,841,874,914	(11,492,269,698)	2,349,605,216
MSCI EAFE Small-Cap	10,729,428,810	1,923,423,159	(1,233,823,434)	689,599,725

9.	LINE OF CREDIT

The iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds, are parties to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2020.

N o t e s t o F i n a n c i a l S t a t e m e n t	105

Notes to Financial Statements (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Adaptive Currency Hedged MSCI EAFE
Shares sold	50,000	$1,457,060	200,000	$5,688,999
Currency Hedged MSCI ACWI ex U.S
Shares sold	300,000	$8,242,504	2,050,000	$52,987,081
Shares redeemed	—	—	(1,000,000)	(26,125,270)
Net increase	300,000	$8,242,504	1,050,000	$26,861,811

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Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged MSCI EAFE
Shares sold	4,750,000	$144,414,420	17,400,000	$505,772,686
Shares redeemed	(3,750,000)	(112,972,749)	(34,500,000)	(975,658,801)
Net increase(decrease)	1,000,000	$31,441,671	(17,100,000)	$(469,886,115)
Currency Hedged MSCI EAFE Small-Cap
Shares sold	450,000	$13,461,466	950,000	$27,575,631
Shares redeemed	(150,000)	(4,557,298)	(750,000)	(21,301,793)
Net increase	300,000	$8,904,168	200,000	$6,273,838
MSCI ACWI ex U.S.
Shares sold	3,000,000	$143,287,966	56,800,000	$2,476,852,813
Shares redeemed	(10,400,000)	(511,173,559)	(38,200,000)	(1,695,569,794)
Net increase(decrease)	(7,400,000)	$(367,885,593)	18,600,000	$781,283,019
MSCI EAFE
Shares sold	22,200,000	$1,529,905,148	28,800,000	$1,716,650,636
Shares redeemed	(19,200,000)	(1,209,611,531)	(160,200,000)	(10,395,013,544)
Net increase(decrease)	3,000,000	$320,293,617	(131,400,000)	$(8,678,362,908)
MSCI EAFE Small-Cap
Shares sold	19,400,000	$1,191,889,787	17,000,000	$935,513,648
Shares redeemed	(3,000,000)	(168,598,905)	(27,400,000)	(1,633,247,667)
Net increase(decrease)	16,400,000	$1,023,290,882	(10,400,000)	$(697,734,019)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.  FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI ex U.S. and iShares MSCI EAFE Small-Cap ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2020, is $53,875,037 or $0.06 per share.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S., iShares MSCI EAFE and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

N o t e s t o F i n a n c i a l S t a t e m e n t s	107

Notes to Financial Statements (unaudited) (continued)

13.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

14.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Adaptive Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	109

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Adaptive Currency Hedged MSCI EAFE(a)	$0.281206	$—	$0.044254	$0.325460	86%	—%	14%	100%
Currency Hedged MSCI ACWI ex U.S.(a)	0.411125	—	0.043270	0.454395	90	—	10	100
Currency Hedged MSCI EAFE(a)	0.305838	0.668938	0.046780	1.021556	30	65	5	100
Currency Hedged MSCI EAFE Small-Cap(a)	0.232390	0.316020	0.386106	0.934516	25	34	41	100
MSCI ACWI ex U.S.(a)	0.719582	—	0.074291	0.793873	91	—	9	100
MSCI EAFE(a)	0.671024	—	0.104778	0.775802	86	—	14	100
MSCI EAFE Small-Cap(a)	0.453633	—	0.803742	1.257375	36	—	64	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	111

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

Counterparty Abbreviations

BNP	BNP Paribas SA

BNY	Bank of New York

BOA	Bank of America N.A.

CITI	Citibank N.A.

CSI	Credit Suisse International

HSBC	HSBC Bank PLC

IBC	Imperial Bank of Canada

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

UBS	UBS AG

WBC	Westpac Banking Corp.

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar
Currency Abbreviations (continued)

RUB	New Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

112	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-703-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

• iShares MSCI EAFE Growth ETF | EFG | Cboe BZX

• iShares MSCI EAFE Value ETF | EFV | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® MSCI EAFE Growth ETF

Investment Objective

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.55%	19.17%	7.04%	7.06%	19.17%	40.49%	97.86%
Fund Market	7.45	18.46	6.98	7.09	18.46	40.12	98.39
Index	7.74	19.46	7.33	7.35	19.46	42.40	103.22

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,075.50	$2.03		$1,000.00	$1,023.20	$1.98		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Consumer Staples	19.0%
Industrials	18.0
Health Care	17.6
Information Technology	12.4
Consumer Discretionary	12.2
Financials	7.6
Materials	5.3
Communication Services	3.2
Real Estate	2.8
Utilities	1.1
Energy	0.8
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	24.4%
Switzerland	13.4
France	11.9
United Kingdom	11.2
Germany	7.7
Australia	7.0
Netherlands	6.1
Denmark	3.5
Hong Kong	3.4
Sweden	3.1

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of January 31, 2020	iShares® MSCI EAFE Value ETF

Investment Objective

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.28%	4.78%	2.68%	3.92%	4.78%	14.16%	46.88%
Fund Market	4.16	4.01	2.57	3.95	4.01	13.51	47.25
Index	4.46	4.87	2.84	4.09	4.87	15.03	49.25

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,042.80	$2.00		$1,000.00	$1,023.20	$1.98		0.39%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Financials	29.5%
Industrials	12.1
Consumer Discretionary	10.3
Materials	8.6
Energy	8.4
Health Care	7.3
Communication Services	7.3
Utilities	7.0
Real Estate	4.3
Consumer Staples	3.6
Information Technology	1.6
TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments	(a)
Japan	25.0%
United Kingdom	20.9
France	10.5
Germany	9.6
Australia	7.6
Switzerland	5.7
Spain	4.0
Italy	3.7
Hong Kong	3.4
Sweden	1.8

(a)	Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	5

Schedule of Investments (unaudited)	iShares® MSCI EAFE Growth ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.0%
Alumina Ltd.	750,910	$1,095,879
APA Group	723,891	5,490,616
Aristocrat Leisure Ltd.	348,339	8,441,676
ASX Ltd.	118,774	6,811,898
Aurizon Holdings Ltd.	1,194,676	4,326,786
BlueScope Steel Ltd.	315,374	3,008,561
Brambles Ltd.	958,606	8,105,158
Caltex Australia Ltd.	150,546	3,464,919
CIMIC Group Ltd.	58,784	1,152,648
Coca-Cola Amatil Ltd.	310,932	2,493,677
Cochlear Ltd.	34,827	5,620,530
Coles Group Ltd.	686,022	7,600,708
Computershare Ltd.	299,804	3,610,660
Crown Resorts Ltd.	221,870	1,737,811
CSL Ltd.	276,735	57,810,442
Dexus	672,946	5,730,405
Flight Centre Travel Group Ltd.	32,650	859,220
Goodman Group	999,215	9,960,283
GPT Group (The)	1,195,097	4,800,345
Incitec Pivot Ltd.	985,183	2,163,260
Insurance Australia Group Ltd.	1,399,464	6,633,046
James Hardie Industries PLC	271,342	5,776,465
Lendlease Group	346,107	4,198,427
Macquarie Group Ltd.	197,301	19,121,672
Magellan Financial Group Ltd.	78,229	3,522,956
Medibank Pvt Ltd.	1,098,267	2,279,227
Mirvac Group	2,413,561	5,493,577
Newcrest Mining Ltd.	471,476	9,320,539
Oil Search Ltd.	841,919	4,080,627
Orica Ltd.	233,491	3,568,569
Qantas Airways Ltd.	448,171	1,923,179
QBE Insurance Group Ltd.	806,578	7,424,498
Ramsay Health Care Ltd.	99,185	5,258,831
REA Group Ltd.	32,321	2,468,814
Santos Ltd.	1,086,242	6,319,233
Seek Ltd.	205,168	3,116,464
Sonic Healthcare Ltd.	271,318	5,752,342
Sydney Airport	678,992	3,813,683
Tabcorp Holdings Ltd.	1,238,883	3,889,745
Telstra Corp. Ltd.	2,553,880	6,565,227
TPG Telecom Ltd.	79,306	397,124
Transurban Group	1,653,917	17,383,266
Treasury Wine Estates Ltd.	433,009	3,777,108
Washington H Soul Pattinson & Co. Ltd.	73,437	1,059,449
Wesfarmers Ltd.	452,163	13,685,086
WiseTech Global Ltd.(a)	87,847	1,471,993
Woolworths Group Ltd.	768,388	21,522,378
Worley Ltd.	206,973	2,111,624
		316,220,631

Austria — 0.0%
Verbund AG	41,774	2,209,148

Belgium — 1.2%
Anheuser-Busch InBev SA/NV	465,213	35,273,873
Colruyt SA	16,939	847,547
Galapagos NV(b)	26,134	5,853,161
Telenet Group Holding NV	29,078	1,352,774
UCB SA	77,566	7,141,445
Security	Shares	Value

Belgium (continued)
Umicore SA(a)	120,930	$5,570,989
		56,039,789

Denmark — 3.5%
AP Moller - Maersk A/S, Class B, NVS	2,607	3,128,392
Carlsberg A/S, Class B	65,629	9,600,042
Chr Hansen Holding A/S	64,715	4,825,302
Coloplast A/S, Class B	72,886	9,198,097
Demant A/S(b)	66,142	2,148,057
DSV Panalpina A/S	132,463	14,410,472
Genmab A/S(b)	39,872	9,209,168
H Lundbeck A/S	41,589	1,768,813
Novo Nordisk A/S, Class B	1,080,327	66,085,089
Novozymes A/S, Class B	131,005	6,836,463
Orsted A/S(c)	115,016	12,553,371
Pandora A/S	61,351	3,178,841
Tryg A/S	74,193	2,248,890
Vestas Wind Systems A/S	114,935	11,467,337
		156,658,334

Finland — 1.0%
Elisa OYJ	56,721	3,415,716
Fortum OYJ	177,120	4,290,778
Kone OYJ, Class B	208,529	13,463,413
Metso OYJ	64,565	2,297,501
Neste OYJ	256,327	10,192,132
Nokia OYJ	3,429,725	13,376,993
		47,036,533

France — 11.8%
Accor SA	106,603	4,374,630
Aeroports de Paris	18,212	3,451,215
Air Liquide SA	287,999	41,730,243
Airbus SE	356,300	52,610,046
Alstom SA	116,966	6,214,067
BioMerieux	25,790	2,556,524
Bollore SA	540,675	2,201,373
Bureau Veritas SA	180,228	4,975,242
Capgemini SE	96,640	12,032,289
Danone SA	377,008	30,248,746
Dassault Aviation SA	1,536	1,869,011
Dassault Systemes SE	80,010	13,894,135
Edenred	149,211	8,067,703
Eiffage SA	47,201	5,479,280
EssilorLuxottica SA	173,058	25,746,857
Eurazeo SE	23,444	1,680,948
Eurofins Scientific SE(a)	7,089	3,818,031
Getlink SE	269,933	4,771,280
Hermes International	19,294	14,466,801
Iliad SA(a)	15,565	2,047,473
Ingenico Group SA	37,132	4,328,948
Ipsen SA	23,138	1,717,983
JCDecaux SA	52,223	1,399,382
Kering SA	46,259	28,451,650
Legrand SA	163,691	13,133,534
L’Oreal SA	154,282	43,068,690
LVMH Moet Hennessy Louis Vuitton SE	169,724	74,351,256
Pernod Ricard SA	129,642	22,484,245
Peugeot SA	180,417	3,720,849
Remy Cointreau SA	13,893	1,465,721
Safran SA	199,828	32,320,545
Sartorius Stedim Biotech	16,965	3,047,580

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
SCOR SE	34,047	$1,449,998
SEB SA	13,260	1,706,059
Sodexo SA	54,280	5,690,484
STMicroelectronics NV	415,235	11,637,536
Teleperformance	35,505	8,923,820
Thales SA	65,372	7,188,019
Ubisoft Entertainment SA(b)	51,848	3,943,915
Valeo SA	147,881	4,411,697
Vivendi SA	521,411	14,307,016
Wendel SA	16,202	2,165,380
Worldline SA(b)(c)	61,627	4,353,810
		537,504,011

Germany — 7.4%
adidas AG	110,127	34,879,823
Allianz SE, Registered	90,704	21,696,852
Aroundtown SA	551,270	5,214,792
Beiersdorf AG	61,843	7,017,925
Brenntag AG	47,395	2,462,285
Carl Zeiss Meditec AG, Bearer	24,692	3,023,687
Delivery Hero SE(b)(c)	45,169	3,484,919
Deutsche Bank AG, Registered	602,304	5,529,350
Deutsche Boerse AG	115,910	18,888,792
Deutsche Post AG, Registered	603,958	21,133,350
Deutsche Wohnen SE	77,240	3,269,820
Fresenius Medical Care AG & Co. KGaA	130,702	10,095,626
GEA Group AG	93,310	2,801,273
Henkel AG & Co. KGaA	63,756	5,899,644
HOCHTIEF AG	15,168	1,758,240
Infineon Technologies AG	762,671	16,545,482
Knorr-Bremse AG	29,667	3,238,711
LANXESS AG	50,990	3,069,467
Merck KGaA	79,292	10,184,297
MTU Aero Engines AG	31,543	9,591,915
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	43,927	12,963,461
Puma SE	50,890	4,083,093
QIAGEN NV(b)	139,240	4,653,863
RWE AG	354,849	12,324,259
SAP SE	600,049	78,347,289
Siemens Healthineers AG(c)	92,023	4,332,107
Symrise AG	77,894	8,022,781
thyssenkrupp AG(a)	248,244	3,071,537
United Internet AG, Registered(d)	75,458	2,450,141
Wirecard AG(a)	71,161	10,504,237
Zalando SE(b)(c)	84,929	4,087,559
		334,626,577

Hong Kong — 3.4%
AIA Group Ltd.	7,380,600	73,902,001
ASM Pacific Technology Ltd.	187,100	2,556,544
Bank of East Asia Ltd. (The)(a)	399,800	867,060
BeiGene Ltd., ADR(a)(b)	14,379	2,190,784
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	812,500	2,469,446
Dairy Farm International Holdings Ltd.	127,600	657,140
Galaxy Entertainment Group Ltd.	1,313,000	8,708,354
Hong Kong & China Gas Co. Ltd.	3,996,310	7,699,365
Hong Kong Exchanges & Clearing Ltd.	724,300	24,140,535
Kerry Properties Ltd.	133,500	375,662
Link REIT	1,282,200	13,045,087
Melco Resorts & Entertainment Ltd., ADR	128,935	2,600,619
Security	Shares	Value

Hong Kong (continued)
NWS Holdings Ltd.	335,000	$434,017
Techtronic Industries Co. Ltd.	841,500	6,822,036
Vitasoy International Holdings Ltd.(a)	456,000	1,659,004
WH Group Ltd.(c)	5,866,000	5,635,663
Wynn Macau Ltd.	621,600	1,309,660
		155,072,977

Ireland — 0.8%
CRH PLC(b)	489,010	18,381,960
Kerry Group PLC, Class A	96,643	12,348,606
Kingspan Group PLC	92,523	5,706,018
		36,436,584

Israel — 0.6%
Check Point Software Technologies Ltd.(a)(b)	73,836	8,440,193
CyberArk Software Ltd.(a)(b)	23,154	3,200,578
Elbit Systems Ltd.	14,900	2,290,014
Israel Discount Bank Ltd., Class A	460,681	2,101,382
Nice Ltd.(b)	38,120	6,610,437
Wix.com Ltd.(b)	29,062	4,146,857
		26,789,461

Italy — 0.7%
Davide Campari-Milano SpA	356,312	3,447,172
Ferrari NV	73,939	12,495,731
FinecoBank Banca Fineco SpA	340,859	3,994,601
Leonardo SpA	160,171	1,984,467
Moncler SpA	110,782	4,787,977
Poste Italiane SpA(c)	112,185	1,286,747
Prysmian SpA	148,901	3,313,443
Recordati SpA	64,147	2,746,119
		34,056,257

Japan — 24.3%
ABC-Mart Inc.	19,100	1,240,614
Acom Co. Ltd.	230,100	1,095,462
Advantest Corp.	122,400	6,629,035
Aeon Co. Ltd.	396,200	8,237,641
Aeon Mall Co. Ltd.	37,910	638,683
Air Water Inc.	91,300	1,281,241
Ajinomoto Co. Inc.	269,500	4,488,144
Alfresa Holdings Corp.	115,300	2,369,083
ANA Holdings Inc.	67,900	2,145,035
Asahi Group Holdings Ltd.	222,400	10,436,189
Asahi Intecc Co. Ltd.	119,800	3,365,696
Astellas Pharma Inc.	1,152,800	20,745,826
Bandai Namco Holdings Inc.	122,600	7,214,493
Benesse Holdings Inc.	41,600	1,157,208
Calbee Inc.	46,500	1,540,204
Casio Computer Co. Ltd.	41,700	788,331
Chugai Pharmaceutical Co. Ltd.	136,100	14,145,560
Coca-Cola Bottlers Japan Holdings Inc.	75,900	2,025,914
CyberAgent Inc.(a)	59,700	2,431,845
Daifuku Co. Ltd.	62,100	3,856,004
Daiichi Sankyo Co. Ltd.	346,300	23,774,676
Daikin Industries Ltd.	152,100	21,941,076
Daito Trust Construction Co. Ltd.	43,800	5,215,104
Disco Corp.	16,100	3,838,391
East Japan Railway Co.	184,200	16,485,122
Eisai Co. Ltd.	153,200	11,772,873
FamilyMart Co. Ltd.	155,400	3,452,537
FANUC Corp.	41,000	7,686,672
Fast Retailing Co. Ltd.	35,500	19,435,992

S c h e d u l e o f I n v e s t m e n t s	7

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fuji Electric Co. Ltd.	77,800	$2,361,600
FUJIFILM Holdings Corp.	220,900	11,176,967
GMO Payment Gateway Inc.(a)	25,000	1,639,987
Hakuhodo DY Holdings Inc.	143,200	2,082,236
Hamamatsu Photonics KK	86,000	3,729,298
Hankyu Hanshin Holdings Inc.	70,200	2,895,179
Hikari Tsushin Inc.	12,800	3,189,814
Hirose Electric Co. Ltd.	7,000	888,038
Hisamitsu Pharmaceutical Co. Inc.	9,900	513,337
Hitachi Chemical Co. Ltd.	63,800	2,704,812
Hitachi High-Technologies Corp.	42,200	3,083,674
Hitachi Ltd.	383,000	14,947,548
Hoshizaki Corp.	33,300	3,103,105
Hoya Corp.	232,700	22,757,946
Hulic Co. Ltd.	186,900	2,300,361
IHI Corp.	45,000	1,091,526
ITOCHU Corp.	413,200	9,790,078
Itochu Techno-Solutions Corp.	55,800	1,670,628
Japan Airport Terminal Co. Ltd.	31,400	1,480,408
Japan Exchange Group Inc.	203,200	3,719,600
Japan Prime Realty Investment Corp.	168	776,565
Japan Real Estate Investment Corp.	282	2,058,052
JTEKT Corp.	44,200	482,842
Kakaku.com Inc.	83,500	2,215,676
Kansai Paint Co. Ltd.	108,700	2,653,690
Kao Corp.	294,300	23,845,944
Kawasaki Heavy Industries Ltd.	30,300	614,191
Keihan Holdings Co. Ltd.	59,000	2,702,726
Keikyu Corp.	135,300	2,529,112
Keio Corp.	63,011	3,650,958
Keisei Electric Railway Co. Ltd.	79,300	2,904,655
Keyence Corp.	111,348	38,391,611
Kikkoman Corp.	89,100	4,414,513
Kintetsu Group Holdings Co. Ltd.	105,200	5,600,443
Kirin Holdings Co. Ltd.	500,100	11,131,533
Kobayashi Pharmaceutical Co. Ltd.	30,200	2,477,077
Koito Manufacturing Co. Ltd.	64,000	2,843,198
Konami Holdings Corp.	57,200	2,237,653
Kose Corp.	20,400	2,772,450
Kubota Corp.	417,700	6,707,633
Kurita Water Industries Ltd.	60,500	1,805,762
Kyocera Corp.	196,800	13,207,761
Kyowa Kirin Co. Ltd.	52,100	1,243,074
Lawson Inc.	30,700	1,795,802
LINE Corp.(a)(b)	36,900	1,824,828
Lion Corp.	133,100	2,569,038
M3 Inc.	270,500	8,036,260
Makita Corp.	68,700	2,697,038
Marui Group Co. Ltd.	37,900	889,235
McDonald’s Holdings Co. Japan Ltd.	40,800	1,949,938
MEIJI Holdings Co. Ltd.	70,200	5,000,175
Mercari Inc.(a)(b)	43,100	764,693
MINEBEA MITSUMI Inc.	222,600	4,489,584
MISUMI Group Inc.	174,100	4,451,087
Mitsubishi Corp.	290,100	7,555,956
Mitsubishi Estate Co. Ltd.	720,000	14,295,705
Mitsubishi Materials Corp.	23,900	613,680
Mitsui Fudosan Co. Ltd.	547,400	14,704,573
Mitsui OSK Lines Ltd.	24,500	607,838
MonotaRO Co. Ltd.	76,800	1,893,339
Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	350,700	$20,475,431
Nabtesco Corp.	69,100	2,059,261
Nagoya Railroad Co. Ltd.	114,500	3,396,388
NEC Corp.	150,700	6,840,836
Nexon Co. Ltd.(b)	302,400	4,143,230
NGK Insulators Ltd.	56,000	959,469
NH Foods Ltd.	17,700	787,955
Nidec Corp.	136,300	17,656,059
Nintendo Co. Ltd.	68,300	25,691,664
Nippon Building Fund Inc.	411	3,329,409
Nippon Express Co. Ltd.	48,000	2,555,335
Nippon Paint Holdings Co. Ltd.	89,800	4,374,627
Nippon Prologis REIT Inc.	612	1,761,720
Nippon Shinyaku Co. Ltd.	28,000	2,526,549
Nissan Chemical Corp.	76,600	3,240,402
Nisshin Seifun Group Inc.	60,300	1,044,825
Nissin Foods Holdings Co. Ltd.	38,800	2,956,941
Nitori Holdings Co. Ltd.	48,400	7,584,758
Nomura Research Institute Ltd.	208,270	4,650,214
NTT Data Corp.	387,200	5,555,160
Obic Co. Ltd.	39,000	5,401,024
Odakyu Electric Railway Co. Ltd.	180,800	4,063,559
Olympus Corp.	714,900	11,770,439
Omron Corp.	76,700	4,536,117
Ono Pharmaceutical Co. Ltd.	233,300	5,466,304
Oracle Corp. Japan	23,500	2,068,460
Oriental Land Co. Ltd.	121,900	16,038,142
Orix JREIT Inc.	563	1,191,086
Otsuka Corp.	64,000	2,539,097
Otsuka Holdings Co. Ltd.	119,800	5,430,432
Pan Pacific International Holdings Corp.	271,900	4,432,784
Park24 Co. Ltd.	71,300	1,812,349
PeptiDream Inc.(b)	57,600	2,784,740
Persol Holdings Co. Ltd.	104,000	1,904,692
Pigeon Corp.	70,900	2,560,995
Pola Orbis Holdings Inc.	53,700	1,187,608
Rakuten Inc.(b)	528,100	4,170,813
Recruit Holdings Co. Ltd.	828,300	32,892,035
Renesas Electronics Corp.(b)	470,000	3,083,176
Rinnai Corp.	10,200	741,579
Rohm Co. Ltd.	37,200	2,762,928
Ryohin Keikaku Co. Ltd.	146,400	2,488,064
Santen Pharmaceutical Co. Ltd.	220,700	4,186,550
Secom Co. Ltd.	83,700	7,500,836
Sega Sammy Holdings Inc.	106,600	1,474,313
Seibu Holdings Inc.	122,300	1,930,667
Sekisui Chemical Co. Ltd.	222,900	3,790,236
Seven & i Holdings Co. Ltd.	459,400	17,874,150
Seven Bank Ltd.	233,900	707,840
SG Holdings Co. Ltd.	88,300	1,894,150
Sharp Corp.	130,600	1,833,955
Shimadzu Corp.	136,200	3,920,690
Shimano Inc.	44,800	6,968,935
Shimizu Corp.	126,900	1,326,546
Shin-Etsu Chemical Co. Ltd.	221,800	26,020,086
Shionogi & Co. Ltd.	165,200	10,006,348
Shiseido Co. Ltd.	243,800	15,941,418
SMC Corp.	34,800	15,485,575
Softbank Corp.	1,027,900	14,187,742
Sohgo Security Services Co. Ltd.	42,100	2,217,936

8	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sompo Holdings Inc.	134,000	$5,109,766
Sony Corp.	504,700	35,939,241
Sony Financial Holdings Inc.	34,700	815,755
Square Enix Holdings Co. Ltd.	56,400	2,799,576
Stanley Electric Co. Ltd.	77,600	2,044,800
Sumitomo Dainippon Pharma Co. Ltd.	97,600	1,713,639
Sumitomo Realty & Development Co. Ltd.	204,400	7,637,773
Sundrug Co. Ltd.	42,700	1,469,493
Suntory Beverage & Food Ltd.	85,300	3,655,658
Suzuken Co. Ltd.	28,800	1,125,322
Suzuki Motor Corp.	225,900	10,487,879
Sysmex Corp.	102,600	7,475,501
Taisei Corp.	43,400	1,765,872
Taiyo Nippon Sanso Corp.	79,700	1,777,321
TDK Corp.	79,500	8,706,601
Terumo Corp.	393,000	14,445,837
THK Co. Ltd.	25,800	670,322
Tobu Railway Co. Ltd.	117,100	4,181,178
Toho Co. Ltd.	69,500	2,593,786
Toho Gas Co. Ltd.	15,900	622,738
Tokio Marine Holdings Inc.	390,100	21,541,251
Tokyo Electron Ltd.	95,800	21,655,211
Tokyu Corp.	306,700	5,467,033
Toshiba Corp.	151,800	4,901,970
TOTO Ltd.	30,400	1,269,179
Toyo Suisan Kaisha Ltd.	25,200	1,069,521
Trend Micro Inc.(b)	50,300	2,673,137
Tsuruha Holdings Inc.	22,600	2,800,369
Unicharm Corp.	247,500	8,613,461
USS Co. Ltd.	134,500	2,481,893
Welcia Holdings Co. Ltd.	28,900	1,607,852
Yakult Honsha Co. Ltd.	73,400	3,758,546
Yamaha Corp.	88,100	4,600,692
Yamato Holdings Co. Ltd.	66,200	1,084,144
Yamazaki Baking Co. Ltd.	45,500	876,542
Yaskawa Electric Corp.	147,200	5,262,721
Yokogawa Electric Corp.	140,000	2,500,715
ZOZO Inc.	63,400	1,066,367
		1,102,419,972
Netherlands — 6.1%
Adyen NV(b)(c)	6,363	5,859,778
Akzo Nobel NV	139,729	13,208,510
Altice Europe NV(b)	206,991	1,334,118
ASML Holding NV	259,885	73,225,174
EXOR NV	33,266	2,456,709
Heineken Holding NV	70,685	6,963,816
Heineken NV	158,055	17,221,396
Koninklijke DSM NV	110,511	13,508,255
Koninklijke KPN NV	2,191,757	6,152,418
Koninklijke Philips NV	552,715	25,358,282
Koninklijke Vopak NV	28,038	1,503,250
NXP Semiconductors NV	170,192	21,590,557
Prosus NV(b)	297,530	21,507,819
Unilever NV	895,975	52,326,869
Wolters Kluwer NV	170,191	12,810,100
		275,027,051
New Zealand — 0.3%
a2 Milk Co. Ltd.(b)	451,042	4,378,377
Auckland International Airport Ltd.	208,087	1,164,839
Security	Shares	Value

New Zealand (continued)
Fisher & Paykel Healthcare Corp. Ltd.	352,143	$5,309,821
Ryman Healthcare Ltd.	245,394	2,618,723
		13,471,760
Norway — 0.5%
Aker BP ASA	66,277	1,878,057
Gjensidige Forsikring ASA	79,758	1,739,174
Mowi ASA	173,958	4,155,607
Norsk Hydro ASA	536,310	1,687,860
Orkla ASA	460,799	4,449,121
Schibsted ASA, Class B	60,643	1,723,672
Telenor ASA	154,871	2,804,977
Yara International ASA	108,630	3,952,624
		22,391,092
Portugal — 0.2%
EDP - Energias de Portugal SA	549,624	2,755,539
Galp Energia SGPS SA	307,516	4,648,366
Jeronimo Martins SGPS SA	154,424	2,660,258
		10,064,163
Singapore — 1.2%
Ascendas REIT	620,200	1,431,336
CapitaLand Commercial Trust	579,400	874,470
CapitaLand Ltd.	1,575,700	4,179,086
CapitaLand Mall Trust	1,029,700	1,901,124
City Developments Ltd.	278,900	2,165,976
ComfortDelGro Corp. Ltd.	1,328,900	2,112,765
DBS Group Holdings Ltd.	385,400	7,163,600
Genting Singapore Ltd.	3,709,800	2,337,481
Jardine Cycle & Carriage Ltd.	60,600	1,297,335
Mapletree Commercial Trust.	799,900	1,377,218
SATS Ltd.	398,300	1,330,682
Sembcorp Industries Ltd.(a)	211,000	327,731
Singapore Airlines Ltd.(a)	331,300	2,075,328
Singapore Exchange Ltd.	433,200	2,761,257
Singapore Technologies Engineering Ltd.	981,500	2,955,502
United Overseas Bank Ltd.	767,400	14,427,052
UOL Group Ltd.	287,800	1,682,646
Venture Corp. Ltd.	165,900	1,984,868
Wilmar International Ltd.	1,154,700	3,307,845
		55,693,302
Spain — 1.7%
Aena SME SA(c)	40,883	7,572,990
Amadeus IT Group SA	263,310	20,665,291
Cellnex Telecom SA(c)	153,687	7,650,593
Ferrovial SA	301,567	9,578,075
Grifols SA	183,008	6,145,128
Industria de Diseno Textil SA	666,003	22,415,024
Siemens Gamesa Renewable Energy SA	146,264	2,334,904
		76,362,005
Sweden — 3.1%
Alfa Laval AB	193,009	4,825,901
Assa Abloy AB, Class B	614,931	14,628,986
Atlas Copco AB, Class A	409,447	14,528,059
Atlas Copco AB, Class B	239,407	7,451,469
Electrolux AB, Series B	138,377	3,283,325
Epiroc AB, Class A	404,319	4,685,556
Epiroc AB, Class B	228,266	2,583,746
Essity AB, Class B	368,830	11,709,314
Hennes & Mauritz AB, Class B	172,509	3,788,033
Hexagon AB, Class B	159,351	8,682,870

S c h e d u l e o f I n v e s t m e n t s	9

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Husqvarna AB, Class B	256,372	$1,934,231
ICA Gruppen AB	55,533	2,441,720
Investor AB, Class B	97,806	5,359,789
L E Lundbergforetagen AB, Class B	23,313	1,012,468
Lundin Petroleum AB	114,023	3,473,220
Sandvik AB	687,481	12,563,977
Securitas AB, Class B	192,109	3,024,546
Swedish Match AB	103,055	5,831,335
Tele2 AB, Class B	306,379	4,621,758
Telefonaktiebolaget LM Ericsson, Class B	1,884,983	14,816,008
Volvo AB, Class B	586,098	10,051,407
		141,297,718
Switzerland — 13.4%
Alcon Inc.(b)	253,047	14,939,599
Barry Callebaut AG, Registered	1,852	4,101,687
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	652	5,465,727
Chocoladefabriken Lindt & Spruengli AG, Registered	62	5,779,252
Cie. Financiere Richemont SA, Registered	318,706	23,343,244
Coca-Cola HBC AG	120,291	4,417,695
Credit Suisse Group AG, Registered	548,859	6,951,436
EMS-Chemie Holding AG, Registered	3,264	2,138,885
Geberit AG, Registered	22,542	11,901,484
Givaudan SA, Registered	5,630	18,563,326
Julius Baer Group Ltd.	137,312	6,876,634
Kuehne + Nagel International AG, Registered	16,565	2,679,392
LafargeHolcim Ltd., Registered	103,903	5,289,686
Lonza Group AG, Registered	45,391	18,646,808
Nestle SA, Registered	1,816,994	200,416,633
Novartis AG, Registered	655,812	61,994,277
Partners Group Holding AG	11,466	10,519,070
Roche Holding AG, NVS	428,949	144,235,741
Schindler Holding AG, Participation Certificates, NVS	24,980	6,459,653
Schindler Holding AG, Registered	12,345	3,072,010
SGS SA, Registered	3,249	9,402,207
Sika AG, Registered	77,723	13,982,001
Sonova Holding AG, Registered	33,610	8,426,459
Straumann Holding AG, Registered	6,331	6,039,214
Temenos AG, Registered	40,083	6,479,278
Vifor Pharma AG	27,342	5,046,271
		607,167,669
United Kingdom — 11.2%
Ashtead Group PLC	282,974	9,157,554
Associated British Foods PLC	218,568	7,565,937
AstraZeneca PLC	800,968	78,385,289
Auto Trader Group PLC(c)	568,350	4,210,499
AVEVA Group PLC	39,633	2,569,372
Berkeley Group Holdings PLC	73,254	5,059,925
Bunzl PLC	202,893	5,255,464
Burberry Group PLC	252,445	6,499,059
Coca-Cola European Partners PLC	141,918	7,466,306
Compass Group PLC	968,571	23,964,986
Croda International PLC	78,843	5,179,915
DCC PLC	60,338	4,877,244
Diageo PLC	1,444,240	57,304,312
Evraz PLC	109,120	507,187
Experian PLC	555,850	19,321,871
Ferguson PLC	139,380	12,497,367
G4S PLC	618,763	1,593,787
Security	Shares		Value

United Kingdom (continued)
Halma PLC	229,225		$6,366,606
Hargreaves Lansdown PLC	174,602		3,970,267
InterContinental Hotels Group PLC	106,097		6,553,005
Intertek Group PLC	99,018		7,518,273
JD Sports Fashion PLC	268,694		2,910,754
London Stock Exchange Group PLC	192,009		19,833,413
Melrose Industries PLC	2,980,646		9,162,635
Mondi PLC	104,263		2,124,815
Next PLC	81,739		7,426,018
NMC Health PLC(a)	57,634		981,573
Ocado Group PLC(b)	281,939		4,547,163
Reckitt Benckiser Group PLC	433,074		35,856,867
RELX PLC	1,186,895		31,494,703
Rentokil Initial PLC	1,134,606		6,984,630
Rolls-Royce Holdings PLC	1,049,264		9,267,039
RSA Insurance Group PLC	411,359		2,984,564
Sage Group PLC (The)	667,825		6,500,336
Segro PLC	661,646		7,942,089
Smith & Nephew PLC	532,054		12,810,227
Smiths Group PLC	157,983		3,518,439
Spirax-Sarco Engineering PLC	44,278		5,206,361
St. James's Place PLC	326,397		4,922,136
Unilever PLC	677,612		40,494,510
Vodafone Group PLC	8,158,248		16,056,029
			506,848,526
United States — 0.0%
International Flavors & Fragrances Inc.	0	(e)	12
Total Common Stocks — 99.4%
(Cost: $3,664,806,751)			4,513,393,572

Preferred Stocks
Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	21,320		945,073
Henkel AG & Co. KGaA, Preference Shares, NVS	54,653		5,568,481
Sartorius AG, Preference Shares, NVS	21,820		5,092,504
			11,606,058
Total Preferred Stocks — 0.3%
(Cost: $10,325,434)			11,606,058

Short-Term Investments
Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	40,578,979		40,603,326
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	2,487,000		2,487,000
			43,090,326
Total Short-Term Investments — 0.9%
(Cost: $43,079,005)			43,090,326
Total Investments in Securities — 100.6%
(Cost: $3,718,211,190)			4,568,089,956
Other Assets, Less Liabilities — (0.6)%			(28,450,032)
Net Assets — 100.0%			$4,539,639,924

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

10	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
January 31, 2020

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Rounds to less than 1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	23,018,246	17,560,733	40,578,979	$40,603,326	$252,902	(b)	$(3,118)	$5,101
BlackRock Cash Funds: Treasury, SL Agency Shares	1,176,000	1,311,000	2,487,000	2,487,000	13,807		—	—
				$43,090,326	$266,709		$(3,118)	$5,101

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	177	03/20/20	$7,138	$(188,778)
FTSE 100 Index	28	03/20/20	2,664	(92,115)
TOPIX Index	24	03/12/20	3,718	(90,735)
				$(371,628)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$371,628

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,719,610
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(635,393)

S c h e d u l e o f I n v e s t m e n t s	11

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Growth ETF
January 31, 2020

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,592,946

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,513,393,572	$—	$—	$4,513,393,572
Preferred Stocks	11,606,058	—	—	11,606,058
Money Market Funds	43,090,326	—	—	43,090,326
	$4,568,089,956	$—	$—	$4,568,089,956
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(371,628)	$—	$—	$(371,628)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® MSCI EAFE Value ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks
Australia — 7.5%
AGL Energy Ltd.	521,104	$6,959,617
Alumina Ltd.	1,018,379	1,486,223
AMP Ltd.	2,749,439	3,359,116
AusNet Services	1,609,854	1,907,558
Australia & New Zealand Banking Group Ltd.	2,280,550	39,312,878
Bendigo & Adelaide Bank Ltd.	402,041	2,801,812
BHP Group Ltd.	2,368,013	62,459,473
BHP Group PLC	1,696,636	37,121,530
Boral Ltd.	933,537	3,112,282
Challenger Ltd.	454,543	2,723,429
Commonwealth Bank of Australia	1,421,383	81,128,689
Fortescue Metals Group Ltd.	1,119,707	8,537,803
Harvey Norman Holdings Ltd.	470,893	1,333,462
Medibank Pvt Ltd.	700,247	1,453,219
National Australia Bank Ltd.	2,312,011	40,025,469
Origin Energy Ltd.	1,391,723	7,639,847
Rio Tinto Ltd.	296,838	19,627,390
Scentre Group	4,289,165	11,083,529
South32 Ltd.	4,011,533	7,089,772
Stockland	1,925,480	6,341,940
Suncorp Group Ltd.	991,960	8,539,907
TPG Telecom Ltd.	196,100	981,968
Vicinity Centres	2,640,749	4,490,336
Wesfarmers Ltd.	323,773	9,799,257
Westpac Banking Corp.	2,797,093	47,037,535
Woodside Petroleum Ltd.	758,230	17,628,841
		433,982,882
Austria — 0.4%
ANDRITZ AG	57,798	2,277,680
Erste Group Bank AG	240,152	8,825,086
OMV AG	118,815	5,923,870
Raiffeisen Bank International AG	121,499	2,773,692
voestalpine AG	97,433	2,366,818
		22,167,146
Belgium — 0.7%
Ageas	142,278	7,847,361
Colruyt SA	20,233	1,012,363
Groupe Bruxelles Lambert SA	65,313	6,566,303
KBC Group NV	200,943	14,755,113
Proximus SADP	122,815	3,500,585
Solvay SA	61,243	6,348,514
		40,030,239
Denmark — 0.3%
AP Moller - Maersk A/S, Class A	2,672	3,011,441
AP Moller - Maersk A/S, Class B, NVS	2,243	2,691,593
Danske Bank A/S	520,665	8,717,192
ISS A/S	127,157	3,086,834
		17,507,060
Finland — 1.3%
Elisa OYJ	40,425	2,434,377
Fortum OYJ	124,371	3,012,919
Nokian Renkaat OYJ	101,184	2,725,932
Nordea Bank Abp	2,598,590	20,522,031
Orion OYJ, Class B	84,650	4,002,836
Sampo OYJ, Class A	355,769	16,113,541
Stora Enso OYJ, Class R	490,106	6,387,275
UPM-Kymmene OYJ	435,232	13,760,710
Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	352,072	$4,321,091
		73,280,712
France — 10.4%
Amundi SA(a)	49,976	4,056,835
Arkema SA	52,898	4,866,763
Atos SE	77,776	6,476,420
AXA SA	1,559,082	41,604,823
BNP Paribas SA	903,399	48,100,107
Bouygues SA	182,145	7,212,212
Carrefour SA	492,912	8,360,283
Casino Guichard Perrachon SA(b)	44,046	1,789,440
Cie. de Saint-Gobain	400,224	15,184,192
Cie. Generale des Etablissements Michelin SCA	134,736	15,678,019
CNP Assurances	145,706	2,627,140
Covivio	39,846	4,733,668
Credit Agricole SA	932,779	12,642,223
Electricite de France SA	497,841	6,154,297
Engie SA	1,467,627	25,307,167
Eutelsat Communications SA	136,857	2,054,302
Faurecia SE	60,759	2,906,772
Gecina SA	37,354	7,053,829
ICADE	23,816	2,660,404
Klepierre SA	159,806	5,442,192
Natixis SA	766,200	3,246,121
Orange SA	1,603,971	22,761,157
Peugeot SA	235,507	4,857,004
Publicis Groupe SA	175,455	7,783,404
Renault SA	155,644	6,079,224
Sanofi	906,372	87,336,203
Schneider Electric SE	438,270	43,964,742
SCOR SE	79,039	3,366,124
SES SA	292,536	3,600,113
Societe Generale SA	649,339	21,030,241
Suez	281,102	4,619,802
TOTAL SA	1,934,206	94,624,258
Unibail-Rodamco-Westfield	100,473	13,650,799
Unibail-Rodamco-Westfield, New	9,776	1,328,220
Veolia Environnement SA	413,544	12,227,165
Vinci SA	413,896	45,959,701
		601,345,366
Germany — 8.8%
Allianz SE, Registered	220,910	52,842,781
BASF SE	739,749	50,064,576
Bayer AG, Registered	749,166	60,648,005
Bayerische Motoren Werke AG	264,603	18,866,618
Brenntag AG	61,245	3,181,826
Commerzbank AG	814,969	4,696,374
Continental AG	88,096	10,049,827
Covestro AG(a)	142,819	6,038,079
Daimler AG, Registered	729,339	33,789,044
Delivery Hero SE(a)(c)	33,302	2,569,346
Deutsche Bank AG, Registered	809,277	7,429,431
Deutsche Lufthansa AG, Registered	193,494	2,965,568
Deutsche Telekom AG, Registered	2,677,318	43,336,067
Deutsche Wohnen SE	187,462	7,935,876
E.ON SE	1,799,277	20,418,142
Evonik Industries AG	154,666	4,245,600
Fraport AG Frankfurt Airport Services Worldwide	31,379	2,341,696
Fresenius SE & Co. KGaA	334,312	17,088,604

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares3 MSCI EAFE Value ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hannover Rueck SE	48,381	$9,409,579
HeidelbergCement AG	120,732	8,198,972
KION Group AG	51,058	3,208,227
METRO AG	148,676	2,075,187
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	58,272	17,196,867
Siemens AG, Registered	613,254	75,871,463
Telefonica Deutschland Holding AG	724,577	2,194,535
TUI AG	362,642	3,721,023
Uniper SE	158,826	5,211,686
Volkswagen AG	27,248	5,000,497
Vonovia SE	413,398	23,611,905
		504,207,401
Hong Kong — 3.4%
Bank of East Asia Ltd. (The)(b)	584,000	1,266,540
BeiGene Ltd., ADR(c)	10,857	1,654,172
BOC Hong Kong Holdings Ltd.	2,922,500	9,766,884
CK Asset Holdings Ltd.	2,027,000	13,104,534
CK Hutchison Holdings Ltd.	2,122,000	18,938,377
CK Infrastructure Holdings Ltd.	547,000	3,839,264
CLP Holdings Ltd.	1,311,000	13,701,097
Dairy Farm International Holdings Ltd.	126,500	651,475
Hang Lung Properties Ltd.	1,604,088	3,379,680
Hang Seng Bank Ltd.(b)	614,600	12,521,696
Henderson Land Development Co. Ltd.	1,254,794	5,688,257
HK Electric Investments & HK Electric Investments Ltd.	2,198,500	2,197,113
HKT Trust & HKT Ltd.	2,802,000	4,200,348
Hong Kong & China Gas Co. Ltd.	2,799,000	5,392,605
Hongkong Land Holdings Ltd.	935,000	4,983,550
Jardine Matheson Holdings Ltd.	184,000	10,287,440
Jardine Strategic Holdings Ltd.	182,400	5,623,392
Kerry Properties Ltd.	386,000	1,086,183
MTR Corp. Ltd.	1,306,000	7,383,662
New World Development Co. Ltd.	5,060,000	6,392,690
NWS Holdings Ltd.	1,044,000	1,352,579
PCCW Ltd.	3,571,000	2,110,895
Power Assets Holdings Ltd.	1,177,500	8,537,554
Sands China Ltd.	1,904,400	9,319,785
Sino Land Co. Ltd.	2,694,000	3,698,443
SJM Holdings Ltd.	1,537,000	1,735,952
Sun Hung Kai Properties Ltd.	1,284,000	18,073,794
Swire Pacific Ltd., Class A	370,000	3,280,725
Swire Properties Ltd.	868,400	2,717,629
Wharf Real Estate Investment Co. Ltd.	1,043,419	5,442,243
Wheelock & Co. Ltd.	558,000	3,424,217
Wynn Macau Ltd.	492,800	1,038,289
Yue Yuen Industrial Holdings Ltd.	532,500	1,484,710
		194,275,774
Ireland — 0.3%
AIB Group PLC	694,628	2,043,014
Bank of Ireland Group PLC	827,012	4,045,409
Flutter Entertainment PLC	64,274	7,300,917
Irish Bank Resolution Corp. Ltd.(c)(d)	246,432	3
Smurfit Kappa Group PLC	168,004	5,823,775
		19,213,118
Israel — 0.6%
Azrieli Group Ltd.	35,620	2,633,966
Bank Hapoalim BM	915,303	7,896,378
Bank Leumi Le-Israel BM	1,185,890	8,573,196
Security	Shares	Value

Israel (continued)
Israel Chemicals Ltd.	572,191	$2,424,193
Israel Discount Bank Ltd., Class A	354,877	1,618,761
Mizrahi Tefahot Bank Ltd.	100,173	2,739,583
Teva Pharmaceutical Industries Ltd., ADR(b)(c)	882,830	9,181,432
		35,067,509
Italy — 3.6%
Assicurazioni Generali SpA	889,966	17,353,254
Atlantia SpA	402,794	9,896,165
CNH Industrial NV	800,979	7,655,052
Enel SpA	6,561,110	57,113,891
Eni SpA	2,059,783	28,893,809
Intesa Sanpaolo SpA	11,974,625	29,798,419
Leonardo SpA	48,282	598,198
Mediobanca Banca di Credito Finanziario SpA	505,793	5,051,406
Pirelli & C SpA(a).	287,383	1,392,385
Poste Italiane SpA(a)	273,631	3,138,513
Snam SpA	1,656,845	8,881,293
Telecom Italia SpA/Milano(c)	7,292,996	3,934,366
Tenaris SA	370,900	3,834,102
Terna Rete Elettrica Nazionale SpA	1,171,594	8,174,479
UniCredit SpA	1,623,748	21,740,809
		207,456,141
Japan — 24.9%
AEON Financial Service Co. Ltd.	109,400	1,747,210
Aeon Mall Co. Ltd.	30,600	515,529
AGC Inc.	156,000	5,404,622
Aisin Seiki Co. Ltd.	135,400	4,615,980
Alps Alpine Co. Ltd.	155,500	2,872,270
Amada Holdings Co. Ltd.	276,900	2,971,211
Aozora Bank Ltd.	106,600	2,913,219
Asahi Kasei Corp.	1,010,700	10,611,954
Bank of Kyoto Ltd. (The)	45,900	1,884,532
Bridgestone Corp.	451,100	16,236,021
Brother Industries Ltd.	174,400	3,480,437
Canon Inc.	813,100	21,654,409
Casio Computer Co. Ltd.	93,300	1,763,821
Central Japan Railway Co	115,400	22,982,046
Chiba Bank Ltd. (The)	445,900	2,480,765
Chubu Electric Power Co. Inc.	498,500	6,843,825
Chugoku Electric Power Co. Inc. (The)	211,400	2,802,803
Concordia Financial Group Ltd.	843,900	3,262,390
Credit Saison Co. Ltd.	140,800	2,307,153
Dai Nippon Printing Co. Ltd.	194,800	5,472,768
Daicel Corp.	195,700	1,894,075
Dai-ichi Life Holdings Inc.	879,900	13,443,875
Daiwa House Industry Co. Ltd.	464,200	14,823,049
Daiwa House REIT Investment Corp.	1,590	4,246,944
Daiwa Securities Group Inc.	1,238,500	6,388,756
Denso Corp.	349,900	14,662,968
Dentsu Group Inc.	185,000	6,247,174
Electric Power Development Co. Ltd.	130,520	2,985,275
FANUC Corp.	101,200	18,972,958
Fujitsu Ltd.	155,500	16,664,045
Fukuoka Financial Group Inc.	147,000	2,610,832
Hankyu Hanshin Holdings Inc.	93,000	3,835,494
Hino Motors Ltd.	245,500	2,346,616
Hirose Electric Co. Ltd.	16,790	2,130,023
Hisamitsu Pharmaceutical Co. Inc.	29,000	1,503,714
Hitachi Construction Machinery Co. Ltd.	88,000	2,431,702

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hitachi Ltd.	270,500	$10,556,950
Hitachi Metals Ltd.	172,700	2,711,956
Honda Motor Co. Ltd.	1,302,300	34,015,881
Idemitsu Kosan Co. Ltd.	161,483	4,119,578
IHI Corp.	51,300	1,244,339
Iida Group Holdings Co. Ltd.	109,800	1,884,283
Inpex Corp.	820,200	7,798,276
Isetan Mitsukoshi Holdings Ltd.	257,700	2,047,144
Isuzu Motors Ltd.	425,200	4,287,896
ITOCHU Corp.	549,000	13,007,630
J Front Retailing Co. Ltd.	196,400	2,410,038
Japan Airlines Co. Ltd.	98,200	2,804,161
Japan Exchange Group Inc.	154,300	2,824,479
Japan Post Bank Co. Ltd.	298,000	2,793,449
Japan Post Holdings Co. Ltd.	1,277,100	11,739,399
Japan Post Insurance Co. Ltd.	198,600	3,395,357
Japan Prime Realty Investment Corp.	397	1,835,097
Japan Real Estate Investment Corp.	716	5,225,409
Japan Retail Fund Investment Corp.	1,865	3,986,903
Japan Tobacco Inc.	950,900	20,319,088
JFE Holdings Inc.	381,100	4,623,763
JGC Holdings Corp.	185,400	2,731,778
JSR Corp.	162,800	2,983,077
JTEKT Corp.	145,100	1,585,075
JXTG Holdings Inc.	2,563,350	11,087,314
Kajima Corp.	346,000	4,488,407
Kamigumi Co. Ltd.	87,900	1,900,168
Kansai Electric Power Co. Inc. (The)	573,600	6,498,877
Kawasaki Heavy Industries Ltd.	60,700	1,230,409
KDDI Corp.	1,433,600	43,265,264
Komatsu Ltd.	737,000	16,775,190
Konica Minolta Inc.	353,800	2,219,717
Kubota Corp.	293,000	4,705,139
Kuraray Co. Ltd.	265,400	3,268,986
Kyowa Kirin Co. Ltd.	124,400	2,968,108
Kyushu Electric Power Co. Inc.	271,100	2,251,142
Kyushu Railway Co.	128,400	4,247,027
LIXIL Group Corp.	220,400	3,733,491
Makita Corp.	93,300	3,662,790
Marubeni Corp.	1,261,000	9,251,716
Marui Group Co. Ltd.	106,000	2,487,042
Maruichi Steel Tube Ltd.	50,400	1,422,928
Mazda Motor Corp.	447,800	3,858,885
Mebuki Financial Group Inc.	721,220	1,630,289
Medipal Holdings Corp.	142,500	3,071,274
Mitsubishi Chemical Holdings Corp.	1,020,200	7,530,193
Mitsubishi Corp.	713,900	18,594,268
Mitsubishi Electric Corp.	1,471,100	20,970,148
Mitsubishi Gas Chemical Co. Inc.	115,800	1,805,619
Mitsubishi Heavy Industries Ltd.	266,000	9,875,758
Mitsubishi Materials Corp.	56,600	1,453,317
Mitsubishi Motors Corp.	535,100	2,038,993
Mitsubishi UFJ Financial Group Inc.	9,845,900	51,643,624
Mitsubishi UFJ Lease & Finance Co. Ltd.	333,000	2,132,232
Mitsui & Co. Ltd.	1,331,200	24,079,140
Mitsui Chemicals Inc.	164,500	3,726,046
Mitsui OSK Lines Ltd.	65,500	1,625,036
Mizuho Financial Group Inc.	19,241,600	28,848,641
MS&AD Insurance Group Holdings Inc.	389,208	13,132,202
NGK Insulators Ltd.	142,800	2,446,645
Security	Shares	Value

Japan (continued)
NGK Spark Plug Co. Ltd.	134,300	$2,412,530
NH Foods Ltd.	44,600	1,985,468
Nikon Corp.	262,900	3,247,895
Nippon Building Fund Inc.	539	4,366,305
Nippon Prologis REIT Inc.	758	2,181,999
Nippon Steel Corp.	652,600	9,245,443
Nippon Telegraph & Telephone Corp.	1,024,600	26,341,725
Nippon Yusen KK	116,300	1,903,549
Nissan Motor Co. Ltd.	1,859,500	10,285,282
Nisshin Seifun Group Inc.	79,130	1,371,095
Nitto Denko Corp.	127,300	7,270,259
Nomura Holdings Inc.	2,656,800	13,881,495
Nomura Real Estate Holdings Inc.	106,600	2,660,451
Nomura Real Estate Master Fund Inc.	3,202	5,636,773
NSK Ltd.	280,300	2,407,707
NTT DOCOMO Inc.	1,052,800	30,179,911
Obayashi Corp.	483,300	5,408,893
Oji Holdings Corp.	650,900	3,399,081
Omron Corp.	62,200	3,678,572
ORIX Corp.	1,052,400	18,040,865
Orix JREIT Inc.	1,321	2,794,716
Osaka Gas Co. Ltd.	309,700	5,306,204
Otsuka Holdings Co. Ltd.	161,300	7,311,592
Panasonic Corp.	1,781,900	18,117,395
Resona Holdings Inc.	1,672,400	7,034,619
Ricoh Co. Ltd.	526,900	6,120,470
Rinnai Corp.	9,500	690,686
Rohm Co. Ltd.	31,100	2,309,868
Sankyo Co. Ltd.	38,500	1,310,744
SBI Holdings Inc.	201,800	4,799,930
Secom Co. Ltd.	62,200	5,574,098
Seiko Epson Corp.	219,400	3,279,310
Sekisui House Ltd.	499,100	10,872,123
Seven Bank Ltd.	122,000	369,202
Shimamura Co. Ltd.	19,200	1,463,228
Shimizu Corp.	286,700	2,997,012
Shinsei Bank Ltd.	168,700	2,630,465
Shizuoka Bank Ltd. (The)	363,100	2,603,024
Showa Denko KK	102,800	2,537,159
SoftBank Group Corp.	1,245,000	51,966,416
Sompo Holdings Inc.	93,300	3,557,770
Sony Corp.	351,500	25,030,004
Sony Financial Holdings Inc.	82,800	1,946,528
Subaru Corp.	505,200	12,864,806
SUMCO Corp.	212,900	3,417,872
Sumitomo Chemical Co. Ltd.	1,207,200	5,257,170
Sumitomo Corp.	969,400	14,650,341
Sumitomo Electric Industries Ltd.	612,000	8,356,876
Sumitomo Heavy Industries Ltd.	82,000	2,218,241
Sumitomo Metal Mining Co. Ltd.	168,100	4,907,214
Sumitomo Mitsui Financial Group Inc.	1,060,900	38,017,582
Sumitomo Mitsui Trust Holdings Inc.	280,605	10,570,745
Sumitomo Rubber Industries Ltd.	140,800	1,578,373
Suzuken Co. Ltd.	25,860	1,010,445
T&D Holdings Inc.	449,400	4,938,279
Taiheiyo Cement Corp.	106,600	2,934,856
Taisei Corp.	93,300	3,796,217
Taisho Pharmaceutical Holdings Co. Ltd.	20,500	1,479,079
Takeda Pharmaceutical Co. Ltd.	1,192,069	46,490,526
Teijin Ltd.	142,700	2,600,291

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
THK Co. Ltd.	64,100	$1,665,411
Toho Gas Co. Ltd.	37,000	1,449,140
Tohoku Electric Power Co. Inc.	324,500	3,077,788
Tokyo Century Corp.	31,100	1,624,081
Tokyo Electric Power Co. Holdings Inc.(c)	1,218,700	4,891,217
Tokyo Gas Co. Ltd.	297,300	6,605,143
Tokyu Fudosan Holdings Corp.	489,600	3,505,371
Toppan Printing Co. Ltd.	234,000	4,741,099
Toray Industries Inc.	1,126,100	7,534,693
Toshiba Corp.	210,100	6,784,610
Tosoh Corp.	227,200	3,297,371
TOTO Ltd.	70,500	2,943,327
Toyo Seikan Group Holdings Ltd.	121,400	2,101,272
Toyo Suisan Kaisha Ltd.	38,100	1,617,013
Toyoda Gosei Co. Ltd.	52,100	1,211,829
Toyota Industries Corp.	124,100	6,869,954
Toyota Motor Corp.	1,832,616	129,383,011
Toyota Tsusho Corp.	174,400	6,170,817
Trend Micro Inc.(c)	38,400	2,040,725
United Urban Investment Corp.	2,379	4,264,794
West Japan Railway Co	129,200	11,055,043
Yamada Denki Co. Ltd.	495,600	2,519,496
Yamaha Motor Co. Ltd.	227,300	4,324,331
Yamato Holdings Co. Ltd.	155,500	2,546,593
Yamazaki Baking Co. Ltd.	29,000	558,675
Yokohama Rubber Co. Ltd. (The)	88,200	1,537,204
Z Holdings Corp.	2,120,800	8,570,470
		1,437,374,748
Malta — 0.0%
BGP Holdings PLC(c)(d)	2,256,851	25

Netherlands — 1.8%
ABN AMRO Bank NV, CVA(a)	339,182	5,908,858
Aegon NV	1,452,621	5,906,338
AerCap Holdings NV(b)(c)	99,136	5,612,089
Altice Europe NV(c)	267,764	1,725,817
ArcelorMittal SA	540,139	7,994,664
EXOR NV	45,644	3,370,831
ING Groep NV	3,123,904	34,013,277
Koninklijke Ahold Delhaize NV	949,497	23,359,568
Koninklijke Vopak NV	18,592	996,805
NN Group NV	243,226	8,463,654
Randstad NV	97,038	5,587,650
		102,939,551
New Zealand — 0.3%
Auckland International Airport Ltd.	549,598	3,076,565
Fletcher Building Ltd.	701,995	2,521,343
Mercury NZ Ltd.	412,527	1,398,906
Meridian Energy Ltd.	1,067,070	3,691,013
Spark New Zealand Ltd.	1,548,893	4,671,025
		15,358,852
Norway — 0.7%
DNB ASA	757,294	13,296,886
Equinor ASA	796,337	14,440,293
Gjensidige Forsikring ASA	58,693	1,279,838
Mowi ASA	124,491	2,973,911
Norsk Hydro ASA	379,370	1,193,943
Telenor ASA	381,392	6,907,656
		40,092,527
Security	Shares	Value

Portugal — 0.1%
EDP - Energias de Portugal SA	1,363,557	$6,836,190

Singapore — 1.3%
Ascendas REIT	1,522,932	3,514,716
CapitaLand Commercial Trust	1,475,949	2,227,603
CapitaLand Mall Trust	853,800	1,576,362
DBS Group Holdings Ltd.	935,500	17,388,552
Keppel Corp. Ltd.	1,222,800	5,984,544
Mapletree Commercial Trust	508,600	875,676
Oversea-Chinese Banking Corp. Ltd.	2,588,100	20,535,660
Sembcorp Industries Ltd.	462,900	718,989
Singapore Press Holdings Ltd.	744,200	1,101,388
Singapore Telecommunications Ltd.	6,647,800	16,072,782
Suntec REIT	1,658,600	2,235,932
Yangzijiang Shipbuilding Holdings Ltd.	1,948,100	1,355,920
		73,588,124
Spain — 4.0%
ACS Actividades de Construccion y Servicios SA	212,715	7,078,997
Banco Bilbao Vizcaya Argentaria SA	5,364,174	27,752,267
Banco de Sabadell SA	4,624,813	4,171,928
Banco Santander SA	13,343,419	52,553,638
Bankia SA	957,070	1,741,016
Bankinter SA	552,683	3,585,478
CaixaBank SA	2,890,172	8,455,628
Enagas SA	177,237	4,776,791
Endesa SA	253,164	6,949,382
Iberdrola SA	4,858,572	53,142,751
Iberdrola SA, New(c)	89,780	982,005
Mapfre SA	842,917	2,159,687
Naturgy Energy Group SA	239,961	6,329,011
Red Electrica Corp. SA	334,704	6,689,525
Repsol SA	1,202,900	16,616,519
Telefonica SA	3,773,736	25,548,175
		228,532,798
Sweden — 1.8%
Boliden AB	217,062	5,163,827
Hennes & Mauritz AB, Class B	420,922	9,242,803
Industrivarden AB, Class C	138,428	3,264,429
Investor AB, Class B	241,573	13,238,250
Kinnevik AB, Class B	197,540	4,771,136
L E Lundbergforetagen AB, Class B	22,099	959,744
Millicom International Cellular SA, SDR	78,534	3,710,518
Skandinaviska Enskilda Banken AB, Class A	1,310,317	12,947,310
Skanska AB, Class B	279,279	6,461,405
SKF AB, Class B	291,503	5,343,962
Svenska Handelsbanken AB, Class A	1,232,582	12,107,594
Swedbank AB, Class A	729,767	11,224,389
Telia Co. AB	2,249,153	9,625,576
Volvo AB, Class B	409,287	7,019,151
		105,080,094
Switzerland — 5.7%
ABB Ltd., Registered	1,488,466	34,740,391
Adecco Group AG, Registered	127,320	7,485,141
Baloise Holding AG, Registered	39,822	7,196,822
Clariant AG, Registered	154,541	3,481,960
Credit Suisse Group AG, Registered	1,327,762	16,816,437
Dufry AG, Registered	31,080	2,698,573
EMS-Chemie Holding AG, Registered	2,165	1,418,715
Kuehne + Nagel International AG, Registered	20,446	3,307,145

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
LafargeHolcim Ltd., Registered	253,231	$12,891,951
Novartis AG, Registered	863,752	81,650,962
Pargesa Holding SA, Bearer	33,060	2,651,450
Swatch Group AG (The), Bearer	21,477	5,404,601
Swatch Group AG (The), Registered	50,246	2,449,652
Swiss Life Holding AG, Registered	26,761	13,468,598
Swiss Prime Site AG, Registered	61,616	7,525,911
Swiss Re AG	236,124	26,686,211
Swisscom AG, Registered	20,888	11,470,045
UBS Group AG, Registered	3,111,923	38,719,556
Zurich Insurance Group AG	120,378	50,013,442
		330,077,563
United Kingdom — 20.8%
3i Group PLC	791,325	11,521,315
Admiral Group PLC	158,529	4,720,700
Anglo American PLC	834,028	21,830,005
Antofagasta PLC	320,156	3,469,929
Aviva PLC	3,164,212	16,617,525
BAE Systems PLC	2,595,894	21,605,930
Barclays PLC	13,869,854	30,715,855
Barratt Developments PLC	817,824	8,654,633
BP PLC	16,345,351	98,402,629
British American Tobacco PLC	1,841,778	81,514,476
British Land Co. PLC (The)	709,774	5,188,973
BT Group PLC	6,773,210	14,367,659
Carnival PLC	124,211	5,105,257
Centrica PLC	4,649,128	5,199,404
Direct Line Insurance Group PLC	1,143,518	5,091,949
easyJet PLC	129,868	2,384,705
Evraz PLC	278,503	1,294,475
Fiat Chrysler Automobiles NV	870,529	11,318,100
G4S PLC	338,130	870,943
GlaxoSmithKline PLC	4,010,339	94,309,919
Glencore PLC	8,724,871	25,590,011
GVC Holdings PLC	471,189	5,448,478
HSBC Holdings PLC	16,187,760	117,747,011
Imperial Brands PLC	771,343	19,835,435
Informa PLC	1,037,310	10,594,479
ITV PLC	2,968,081	5,297,560
J Sainsbury PLC	1,450,940	3,871,162
Johnson Matthey PLC	148,504	5,099,497
Kingfisher PLC	1,686,917	4,536,337
Land Securities Group PLC	566,087	6,999,507
Legal & General Group PLC	4,802,859	19,341,604
Lloyds Banking Group PLC	56,416,718	42,233,894
M&G PLC(c)	2,074,588	6,568,804
Marks & Spencer Group PLC	1,557,738	3,614,003
Meggitt PLC	659,409	5,872,539
Micro Focus International PLC	275,290	3,720,321
Mondi PLC	239,348	4,877,763
National Grid PLC	2,806,722	37,212,810
Pearson PLC	648,394	4,858,190
Persimmon PLC	257,851	10,377,125
Prudential PLC	2,087,384	37,201,502
Rio Tinto PLC	909,361	48,955,726
Royal Bank of Scotland Group PLC	3,919,224	11,278,082
Royal Dutch Shell PLC, Class A	3,425,071	90,045,763
Royal Dutch Shell PLC, Class B	3,008,698	79,321,338
RSA Insurance Group PLC	221,415	1,606,449
Schroders PLC	103,730	4,393,357
Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	195,047	$6,630,894
Smiths Group PLC	123,231	2,744,477
SSE PLC	825,556	16,416,225
Standard Chartered PLC	2,154,737	17,922,767
Standard Life Aberdeen PLC	1,940,944	7,714,038
Taylor Wimpey PLC	2,695,884	7,644,042
Tesco PLC	7,785,002	25,337,354
United Utilities Group PLC	558,938	7,467,390
Vodafone Group PLC	10,751,931	21,160,587
Weir Group PLC (The)	185,536	3,296,853
Whitbread PLC	102,634	6,047,560
Wm Morrison Supermarkets PLC	1,977,010	4,741,790
WPP PLC	1,019,619	12,701,387
		1,200,508,492
Total Common Stocks — 98.7%
(Cost: $5,978,744,360)		5,688,922,312

Preferred Stocks
Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	47,071	2,629,070
Fuchs Petrolub SE, Preference Shares, NVS	27,621	1,224,384
Henkel AG & Co. KGaA, Preference Shares, NVS	71,917	7,327,474
Porsche Automobil Holding SE, Preference
Shares, NVS	125,045	8,472,469
Volkswagen AG, Preference Shares, NVS	148,112	26,652,689
		46,306,086
Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	4,891,130	2,574,667
Total Preferred Stocks — 0.9%
(Cost: $50,105,656)		48,880,753

Short-Term Investments
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(e)(f)(g)	5,239,162	5,242,305
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(e)(f)	2,045,000	2,045,000
		7,287,305
Total Short-Term Investments — 0.1%
(Cost: $7,285,792)		7,287,305
Total Investments in Securities — 99.7%
(Cost: $6,036,135,808)		5,745,090,370
Other Assets, Less Liabilities — 0.3%		19,451,052
Net Assets — 100.0%		$5,764,541,422

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
January 31, 2020

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	31,234,058	(25,994,896)	5,239,162	$5,242,305	$193,228	(b)	$4,795		$(2,948)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,872,000	173,000	2,045,000	2,045,000	23,231		—		—
				$7,287,305	$216,459		$4,795		$(2,948)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	193	03/20/20	$7,783	$(241,561)
FTSE 100 Index	101	03/20/20	9,609	(376,256)
TOPIX Index	51	03/12/20	7,901	(231,843)
				$(849,660)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$849,660

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,142,640
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,460,098)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$34,194,464

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® MSCI EAFE Value ETF
January 31, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,687,940,279	$982,005	$28	$5,688,922,312
Preferred Stocks	48,880,753	—	—	48,880,753
Money Market Funds	7,287,305	—	—	7,287,305
	$5,744,108,337	$982,005	$28	$5,745,090,370
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(849,660)	$—	$—	$(849,660)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	19

Statements of Assets and Liabilities (unaudited)

January 31, 2020

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,524,999,630	$5,737,803,065
Affiliated(c)	43,090,326	7,287,305
Cash	580	282
Foreign currency, at value(d)	6,161,943	14,022,558
Foreign currency collateral pledged:
Futures contracts(e)	743,678	1,237,900
Receivables:
Securities lending income — Affiliated	56,966	11,827
Capital shares sold	50,883	—
Dividends	2,748,962	5,727,198
Tax reclaims	4,065,365	5,621,791
Foreign withholding tax claims	43,212	327,960
Total assets	4,581,961,545	5,772,039,886

LIABILITIES
Collateral on securities loaned, at value	40,583,101	5,233,421
Payables:
Investments purchased	50,883	—
Variation margin on futures contracts	161,181	314,958
Investment advisory fees	1,523,069	1,940,129
Professional fees	3,387	9,956
Total liabilities	42,321,621	7,498,464

NET ASSETS	$4,539,639,924	$5,764,541,422

NET ASSETS CONSIST OF:
Paid-in capital	$4,019,130,272	$6,374,837,404
Accumulated earnings (loss)	520,509,652	(610,295,982)
NET ASSETS	$4,539,639,924	$5,764,541,422

Shares outstanding	52,800,000	119,600,000
Net asset value	$85.98	$48.20
Shares authorized	Unlimited	Unlimited
Par value.	None	None

(a)	Securities loaned, at value	$38,484,177	$3,939,927
(b)	Investments, at cost — Unaffiliated.	$3,675,132,185	$6,028,850,016
(c)	Investments, at cost — Affiliated	$43,079,005	$7,285,792
(d)	Foreign currency, at cost	$6,155,027	$13,963,104
(e)	Foreign currency collateral pledged, at cost	$744,319	$1,239,180

See notes to financial statements.

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended January 31, 2020

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$26,248,253	$86,953,538
Dividends — Affiliated	13,807	23,231
Securities lending income — Affiliated — net	252,902	193,228
Other income — Unaffiliated	7,816	17,528
Foreign taxes withheld	(1,891,941)	(5,236,866)
Total investment income	24,630,837	81,950,659

EXPENSES
Investment advisory fees	8,365,206	10,713,222
Total expenses	8,365,206	10,713,222
Net investment income	16,265,631	71,237,437

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(12,258,375)	(192,608,309)
Investments — Affiliated	(3,118)	4,795
In-kind redemptions — Unaffiliated	—	72,926,857
Futures contracts	1,719,610	4,142,640
Foreign currency transactions	(26,217)	37,631
Net realized loss	(10,568,100)	(115,496,386)
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	307,621,191	254,985,114
Investments — Affiliated	5,101	(2,948)
Futures contracts	(635,393)	(1,460,098)
Foreign currency translations	199,203	637,829
Net change in unrealized appreciation (depreciation)	307,190,102	254,159,897
Net realized and unrealized gain	296,622,002	138,663,511
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$312,887,633	$209,900,948

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	21

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six Months Ended 01/31/20	Year Ended	Six Months Ended 01/31/20	Year Ended
	(unaudited)	07/31/19	(unaudited)	07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,265,631	$68,546,708	$71,237,437	$240,190,995
Net realized gain (loss)	(10,568,100)	17,987,277	(115,496,386)	6,170,198
Net change in unrealized appreciation (depreciation)	307,190,102	3,172,514	254,159,897	(629,698,211)
Net increase (decrease) in net assets resulting from operations	312,887,633	89,706,499	209,900,948	(383,337,018)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,817,375)	(67,808,258)	(107,550,078)	(243,308,208)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	296,876,210	417,418,842	238,531,984	488,532,364

NET ASSETS
Total increase (decrease) in net assets	583,946,468	439,317,083	340,882,854	(138,112,862)
Beginning of period	3,955,693,456	3,516,376,373	5,423,658,568	5,561,771,430
End of period	$4,539,639,924	$3,955,693,456	$5,764,541,422	$5,423,658,568

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$80.40		$80.65	$75.38	$68.12		$71.43	$70.68
Net investment income(a)	0.32		1.42	1.41	1.24	(b)	1.32	1.40
Net realized and unrealized gain (loss)(c)	5.75		(0.29)	5.19	7.30		(3.36)	0.72
Net increase (decrease) from investment operations	6.07		1.13	6.60	8.54		(2.04)	2.12

Distributions(d)
From net investment income	(0.49)		(1.38)	(1.33)	(1.28)		(1.27)	(1.37)
Total distributions	(0.49)		(1.38)	(1.33)	(1.28)		(1.27)	(1.37)

Net asset value, end of period	$85.98		$80.40	$80.65	$75.38		$68.12	$71.43

Total Return
Based on net asset value	7.55	%(e)	1.52%	8.79%	12.66	%(b)	(2.78)%	3.06%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.40%	0.40%	0.40%		0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.40%	N/A	0.40%		N/A	N/A
Net investment income	0.77	%(f)	1.86%	1.77%	1.80	%(b)	2.01%	2.01%

Supplemental Data
Net assets, end of period (000)	$4,539,640		$3,955,693	$3,516,376	$3,045,417		$2,370,601	$2,028,615
Portfolio turnover rate(g)	12	%(e)	22%	22%	30%		26%	25%

(a)	Based on average shares outstanding.

(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

●	Net investment income per share by $0.01.

●	Total return by 0.02%.

●	Ratio of net investment income to average net assets by 0.01%.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15
Net asset value, beginning of period	$47.08		$52.87	$53.18	$44.86		$53.12	$57.41
Net investment income(a)	0.62		2.03	2.05	1.81	(b)	1.71	1.83
Net realized and unrealized gain (loss)(c)	1.43		(5.81)	(0.15)	8.17		(8.42)	(4.25)
Net increase (decrease) from investment operations	2.05		(3.78)	1.90	9.98		(6.71)	(2.42)

Distributions(d)
From net investment income	(0.93)		(2.01)	(2.21)	(1.66)		(1.55)	(1.87)
Total distributions	(0.93)		(2.01)	(2.21)	(1.66)		(1.55)	(1.87)

Net asset value, end of period	$48.20		$47.08	$52.87	$53.18		$44.86	$53.12

Total Return
Based on net asset value	4.28	%(e)	(7.05)%	3.63%	22.49	%(b)	(12.59)%	(4.16)%

Ratios to Average Net Assets
Total expenses	0.39	%(f)	0.39%	0.38%	0.40%		0.40%	0.40%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.39%	N/A	0.40%		N/A	N/A
Net investment income	2.58	%(f)	4.17%	3.75%	3.70	%(b)	3.72%	3.40%

Supplemental Data
Net assets, end of period (000)	$5,764,541		$5,423,659	$5,561,771	$5,296,875		$2,907,203	$2,953,420
Portfolio turnover rate(g)	11	%(e)	21%	22%	28%		26%	25%

(a)	Based on average shares outstanding.

(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

●	Net investment income per share by $0.01.

●	Total return by 0.02%.

●	Ratio of net investment income to average net assets by 0.02%.

(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign CurrencyTranslation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

N o t e s t o F i n a n c i a l S t a t e m e n t s	25

Notes to Financial Statements (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

●	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

●	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

●	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

●	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
MSCI EAFE Growth
BofA Securities, Inc.	$9,441,211	$9,441,211	$—	$—
Citigroup Global Markets Inc.	840,228	840,228	—	—
Credit Suisse AG Dublin Branch	475,511	475,511	—	—
Goldman Sachs & Co	3,765,065	3,765,065	—	—
JPMorgan Securities LLC	8,141,550	8,141,550	—	—
Morgan Stanley & Co. LLC	13,581,286	13,581,286	—	—
UBS Securities LLC	138,230	138,230	—	—
Wells Fargo Securities LLC	2,101,096	2,101,096	—	—
	$38,484,177	$38,484,177	$—	$—
MSCI EAFE Value
Barclays Capital Inc.	$568,732	$568,732	$—	$—
Citadel Clearing LLC	158,508	158,508	—	—
Goldman Sachs & Co	1,350,740	1,350,740	—	—
JPMorgan Securities LLC	23,888	23,888	—	—
Morgan Stanley & Co. LLC	1,838,059	1,838,059	—	—
	$3,939,927	$3,939,927	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N o t e s t o F i n a n c i a l S t a t e m e n t s	27

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion	0.3258

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion	0.3096

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$62,397
MSCI EAFE Value	44,994

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

			Net Realized
iShares ETF	Purchases	Sales	Gain (Loss)
MSCI EAFE Growth	$238,151,443	$264,123,744	$(6,614,399)
MSCI EAFE Value	342,579,169	123,824,333	(38,798,576)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$526,339,658	$518,988,528
MSCI EAFE Value	991,514,433	626,445,102

For the six months ended January 31, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
MSCI EAFE Growth	$286,771,905	$—
MSCI EAFE Value	366,600,671	515,123,923

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI EAFE Growth	$295,665,291
MSCI EAFE Value	64,860,212

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$3,742,316,158	$924,148,150	$(98,745,980)	$825,402,170
MSCI EAFE Value	6,170,272,149	367,253,811	(793,285,250)	(426,031,439)

N o t e s t o F i n a n c i a l S t a t e m e n t s	29

Notes to Financial Statements (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Growth
Shares sold	3,600,000	$296,876,210	11,600,000	$860,040,359
Shares redeemed	—	—	(6,000,000)	(442,621,517)
Net increase	3,600,000	$296,876,210	5,600,000	$417,418,842

30	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Value
Shares sold	15,600,000	$771,388,777	24,800,000	$1,197,377,985
Shares redeemed	(11,200,000)	(532,856,793)	(14,800,000)	(708,845,621)
Net increase	4,400,000	$238,531,984	10,000,000	$488,532,364

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. FOREIGN WITHHOLDING TAX CLAIMS

The Funds have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each Fund is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

12. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	31

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

32	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment	Net Realized	Return of	Total Per	Net Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
MSCI EAFE Value(a)	$0.827504	$—	$0.102860	$0.930364	89%	—%	11%	100%

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with "yield" or "income". When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	33

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.

●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	35

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-702-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares China Large-Cap ETF | FXI | NYSE Arca
•	iShares MSCI China A ETF | CNYA | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® China Large-Cap ETF

Investment Objective

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.85)%	(3.30)%	1.74%	2.86%	(3.30)%	9.00%	32.55%
Fund Market	(1.46)	(5.20)	1.89	2.89	(5.20)	9.83	32.98
Index	(1.49)	(2.61)	2.47	3.65	(2.61)	12.97	43.13

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$981.50	$3.69		$1,000.00	$1,021.40	$3.76		0.74%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	45.4%
Communication Services	18.4
Consumer Discretionary	9.0
Real Estate	9.0
Energy	9.0
Industrials	3.0
Information Technology	2.4
Utilities	2.0
Materials	1.4
Health Care	0.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Tencent Holdings Ltd.	9.9%
China Construction Bank Corp., Class H	8.7
Ping An Insurance Group Co. of China Ltd., Class H	8.1
Industrial & Commercial Bank of China Ltd., Class H	6.7
Meituan Dianping, Class B	5.2
China Mobile Ltd.	5.0
Bank of China Ltd., Class H	4.0
CNOOC Ltd.	3.9
China Merchants Bank Co. Ltd., Class H	3.3
China Life Insurance Co. Ltd., Class H	3.2

FUND SUMMARY	3

Fund Summary as of January 31, 2020	iShares® MSCI China A ETF

Investment Objective

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A Inclusion Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV(a)	(4.79)%	11.02%	5.32%	11.02%	20.75%
Fund Market	(3.09)	10.37	5.48	10.37	21.41
Index(b)	4.75	22.40	6.25	22.40	24.63

The inception date of the Fund was 6/13/16. The first day of secondary market trading was 6/15/16.

Index performance through April 25, 2018 reflects the performance of the MSCI China A International Index. Index performance beginning on April 26, 2018 reflects the performance of the MSCI China A Inclusion Index.

(a)

For financial reporting purposes, the market values of certain investments were adjusted as of the report date due to the Shanghai and Shenzhen Stock Exchange closures from January 24, 2020 to February 2, 2020. Accordingly, the net asset value (“NAV”) per share presented herein is different than the information previously published as of January 31, 2020. The previously reported six-month total return for January 31, 2020 was 4.46%.

(b)	The Shanghai and Shenzhen Stock exchanges were closed from January 24, 2020 to February 2, 2020. The total return presented for the Index is for the respective periods ended January 23, 2020.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 5 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$952.10	$1.18		$1,000.00	$1,023.90	$1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 5 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	25.9%
Consumer Staples	13.5
Information Technology	12.8
Industrials	12.8
Health Care	9.5
Materials	7.8
Consumer Discretionary	6.0
Real Estate	4.2
Utilities	2.7
Communication Services	2.6
Energy	2.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Kweichow Moutai Co. Ltd., Class A	4.8%
Ping An Insurance Group Co. of China Ltd., Class A	3.2
China Merchants Bank Co. Ltd., Class A	2.7
Wuliangye Yibin Co. Ltd., Class A	1.7
China Yangtze Power Co. Ltd., Class A	1.4
Industrial Bank Co. Ltd., Class A	1.4
Jiangsu Hengrui Medicine Co. Ltd., Class A	1.4
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	1.2
Shanghai Pudong Development Bank Co. Ltd., Class A	1.2
Industrial & Commercial Bank of China Ltd., Class A	1.1

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	5

Schedule of Investments (unaudited) January 31, 2020	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.2%
Air China Ltd., Class H	13,284,000	$11,017,394

Banks — 28.5%
Agricultural Bank of China Ltd., Class H	239,632,000	93,199,995
Bank of China Ltd., Class H	446,618,000	174,278,167
Bank of Communications Co. Ltd., Class H	56,712,200	36,518,307
China CITIC Bank Corp. Ltd., Class H	72,597,000	38,145,470
China Construction Bank Corp., Class H	499,960,320	383,103,955
China Everbright Bank Co. Ltd., Class H	24,156,000	9,737,187
China Merchants Bank Co. Ltd., Class H	29,494,438	143,960,540
China Minsheng Banking Corp. Ltd., Class H	49,683,100	34,935,379
Industrial & Commercial Bank of China Ltd., Class H	434,940,995	292,391,659
Postal Savings Bank of China Co. Ltd., Class H(a)	73,037,000	45,619,319

		1,251,889,978

Capital Markets — 1.6%
CITIC Securities Co. Ltd., Class H	17,755,500	34,665,402
CSC Financial Co. Ltd., Class H(a)	7,029,500	5,567,545
Guotai Junan Securities Co. Ltd., Class H(a)	5,882,600	9,454,706
Huatai Securities Co. Ltd., Class H(a)	13,398,600	21,293,091

		70,980,744

Construction & Engineering — 1.3%
China Communications Construction Co. Ltd., Class H	34,511,000	24,533,570
China Railway Construction Corp. Ltd., Class H	14,712,500	14,456,899
China Railway Group Ltd., Class H	29,804,000	16,466,298

		55,456,767

Construction Materials — 1.3%
Anhui Conch Cement Co. Ltd., Class H	9,220,500	59,491,693

Diversified Telecommunication Services — 3.6%
China Telecom Corp. Ltd., Class H	108,202,000	42,361,663
China Tower Corp. Ltd., Class H(a)	363,768,000	76,361,813
China Unicom Hong Kong Ltd.	46,086,000	38,816,011

		157,539,487

Gas Utilities — 1.5%
China Gas Holdings Ltd.	16,167,000	64,127,497

Hotels, Restaurants & Leisure — 0.2%
Haidilao International Holding Ltd.(a)(b)	2,765,000	10,682,687

Independent Power and Renewable Electricity Producers — 0.5%
CGN Power Co. Ltd., Class H(a)	87,027,000	21,518,866

Industrial Conglomerates — 1.0%
CITIC Ltd.	38,251,000	43,399,311

Insurance — 15.2%
China Life Insurance Co. Ltd., Class H	58,002,000	140,730,426
China Pacific Insurance Group Co. Ltd., Class H(b)	20,116,400	67,746,379
New China Life Insurance Co. Ltd., Class H	6,801,400	25,751,930
People’s Insurance Co. Group of China Ltd. (The), Class H	63,930,000	23,052,969
PICC Property & Casualty Co. Ltd., Class H	52,421,550	56,641,657
Ping An Insurance Group Co. of China Ltd., Class H	31,071,500	354,935,936

		668,859,297

Interactive Media & Services — 9.9%
Tencent Holdings Ltd.	9,015,300	433,065,062

Internet & Direct Marketing Retail — 5.2%
Meituan Dianping, Class B(c)	17,975,700	229,878,944

Security	Shares	Value

Life Sciences Tools & Services — 0.4%
WuXi AppTec Co. Ltd., Class H(a)	1,328,900	$16,207,141

Machinery — 0.5%
CRRC Corp. Ltd., Class H	31,364,450	20,802,189

Oil, Gas & Consumable Fuels — 9.0%
China Petroleum & Chemical Corp., Class H	198,892,600	105,787,124
China Shenhua Energy Co. Ltd., Class H	26,490,000	46,874,087
CNOOC Ltd.	112,097,000	171,215,395
PetroChina Co. Ltd., Class H	162,212,000	72,071,939

		395,948,545

Real Estate Management & Development — 9.0%
China Evergrande Group(b)	16,743,000	37,432,353
China Overseas Land & Investment Ltd.	29,878,000	97,157,658
China Resources Land Ltd.	21,433,333	90,261,303
China Vanke Co. Ltd., Class H	12,300,600	43,721,949
Country Garden Holdings Co. Ltd.(b)	57,330,000	73,536,916
Longfor Group Holdings Ltd.(a)	12,671,500	54,015,718

		396,125,897

Technology Hardware, Storage & Peripherals — 2.4%
Xiaomi Corp., Class B(a)(b)(c)	71,159,600	105,572,331

Textiles, Apparel & Luxury Goods — 3.6%
ANTA Sports Products Ltd.	9,307,000	81,684,510
Shenzhou International Group Holdings Ltd.	5,596,100	74,807,812

		156,492,322

Wireless Telecommunication Services — 5.0%
China Mobile Ltd.	26,416,000	218,406,831

Total Common Stocks — 99.9% (Cost: $4,555,942,151)		4,387,462,983

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	85,182,413	85,233,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	2,903,000	2,903,000

		88,136,522

Total Short-Term Investments — 2.0% (Cost: $88,097,135)		88,136,522

Total Investments in Securities — 101.9% (Cost: $4,644,039,286)		4,475,599,505

Other Assets, Less Liabilities — (1.9)%		(83,295,515)

Net Assets — 100.0%		$4,392,303,990

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® China Large-Cap ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	250,043,383	(164,860,970)	85,182,413	$85,233,522	$880,822	(b)	$18,223		$(8,187)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,911,000	(8,000)	2,903,000	2,903,000	28,178		—		—

				$88,136,522	$909,000		$18,223		$(8,187)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Hang Seng China Enterprises Index	57	03/30/20	$3,772	$(309,968)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$309,968

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(2,691,037)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$859,016

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$20,934,903

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® China Large-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,387,462,983	$—	$—	$4,387,462,983
Money Market Funds	88,136,522	—	—	88,136,522

	$4,475,599,505	$—	$—	$4,475,599,505

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(309,968)	$—	$—	$(309,968)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AECC Aero-Engine Control Co. Ltd., Class A	78,898	$130,806
AECC Aviation Power Co. Ltd., Class A	177,398	492,209
AVIC Aircraft Co. Ltd., Class A	192,700	412,213
AVIC Electromechanical Systems Co. Ltd., Class A	251,299	221,414
AVIC Shenyang Aircraft Co. Ltd., Class A(a)	75,700	282,140
AVICOPTER PLC, Class A	39,499	225,562
China Aerospace Times Electronics Co. Ltd., Class A(a)	197,097	155,644
China Avionics Systems Co. Ltd., Class A	114,700	211,619
China Spacesat Co. Ltd., Class A	98,500	374,291

		2,505,898

Air Freight & Logistics — 0.5%
SF Holding Co. Ltd., Class A	118,200	639,375
Sinotrans Ltd., Class A	334,900	176,948
Yunda Holding Co. Ltd., Class A	114,700	437,160

		1,253,483

Airlines — 0.7%
Air China Ltd., Class A	290,200	307,903
China Eastern Airlines Corp. Ltd., Class A(a)	660,700	433,057
China Southern Airlines Co. Ltd., Class A	621,726	514,051
Juneyao Airlines Co. Ltd., Class A(a)	114,700	194,585
Spring Airlines Co. Ltd., Class A	59,104	297,512

		1,747,108

Auto Components — 0.9%
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	19,797	250,615
Fuyao Glass Industry Group Co. Ltd., Class A	134,200	424,094
Huayu Automotive Systems Co. Ltd., Class A	236,400	811,203
Ningbo Joyson Electronic Corp., Class A(a)	95,200	265,910
Shandong Linglong Tyre Co. Ltd., Class A	75,700	214,578
Wanxiang Qianchao Co. Ltd., Class A	192,700	146,118
Weifu High-Technology Group Co. Ltd., Class A	56,200	132,097
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	157,600	146,959

		2,391,574

Automobiles — 1.3%
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	251,297	209,211
BYD Co. Ltd., Class A	137,973	1,060,982
Chongqing Changan Automobile Co. Ltd., Class A	295,500	375,135
Guangzhou Automobile Group Co. Ltd., Class A	173,260	243,951
SAIC Motor Corp. Ltd., Class A	571,347	1,664,403

		3,553,682

Banks — 13.8%
Agricultural Bank of China Ltd., Class A	5,378,100	2,534,376
Bank of Beijing Co. Ltd., Class A	1,536,600	1,097,133
Bank of Chengdu Co. Ltd., Class A	251,277	283,112
Bank of China Ltd., Class A	2,541,300	1,237,481
Bank of Communications Co. Ltd., Class A	2,822,900	2,035,706
Bank of Guiyang Co. Ltd., Class A	231,780	267,433
Bank of Hangzhou Co. Ltd., Class A	368,296	437,045
Bank of Jiangsu Co. Ltd., Class A	816,700	735,902
Bank of Nanjing Co. Ltd., Class A	602,280	651,922
Bank of Ningbo Co. Ltd., Class A	413,710	1,433,227
Bank of Shanghai Co. Ltd., Class A	1,024,382	1,177,568
China CITIC Bank Corp. Ltd., Class A	387,700	295,088
China Construction Bank Corp., Class A	680,200	623,591
China Everbright Bank Co. Ltd., Class A	2,822,900	1,483,446
China Merchants Bank Co. Ltd., Class A	1,497,263	7,226,751
China Minsheng Banking Corp. Ltd., Class A	2,541,380	2,021,404

Security	Shares	Value

Banks (continued)
Huaxia Bank Co. Ltd., Class A	914,260	$889,089
Industrial & Commercial Bank of China Ltd., Class A	3,900,600	2,952,131
Industrial Bank Co. Ltd., Class A	1,516,900	3,641,271
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	192,700	206,657
Ping An Bank Co. Ltd., Class A	1,241,136	2,479,507
Shanghai Pudong Development Bank Co. Ltd., Class A	2,127,620	3,105,083

		36,814,923

Beverages — 8.6%
Anhui Gujing Distillery Co. Ltd., Class A	22,399	412,233
Anhui Kouzi Distillery Co. Ltd., Class A	39,400	258,248
Beijing Shunxin Agriculture Co. Ltd., Class A	59,100	398,006
Beijing Yanjing Brewery Co. Ltd., Class A	197,000	159,788
Chongqing Brewery Co. Ltd., Class A	39,495	243,192
Jiangsu King’s Luck Brewery JSC Ltd., Class A	95,200	377,521
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	105,600	1,454,285
Kweichow Moutai Co. Ltd., Class A	90,592	12,742,492
Luzhou Laojiao Co. Ltd., Class A	98,500	1,046,355
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	59,166	697,119
Sichuan Swellfun Co. Ltd., Class A	39,400	260,217
Tsingtao Brewery Co. Ltd., Class A	59,100	367,117
Wuliangye Yibin Co. Ltd., Class A	275,814	4,471,914

		22,888,487

Biotechnology — 1.3%
Beijing SL Pharmaceutical Co. Ltd., Class A	98,595	203,869
Beijing Tiantan Biological Products Corp. Ltd., Class A	75,699	365,264
BGI Genomics Co. Ltd., Class A	36,700	458,305
Chongqing Zhifei Biological Products Co. Ltd., Class A	98,500	787,966
Hualan Biological Engineering Inc., Class A	95,200	517,137
Jinyu Bio-Technology Co. Ltd., Class A	75,700	196,093
Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,798	540,172
Walvax Biotechnology Co. Ltd., Class A	114,798	418,189

		3,486,995

Building Products — 0.2%
Beijing New Building Materials PLC, Class A	114,700	379,669
Zhejiang Weixing New Building Materials Co. Ltd., Class A	114,796	182,944

		562,613

Capital Markets — 7.0%
Anxin Trust Co. Ltd., Class A(a)	387,740	183,272
Caitong Securities Co. Ltd., Class A	275,847	383,668
Changjiang Securities Co. Ltd., Class A	387,700	342,700
China Merchants Securities Co. Ltd., Class A	413,734	997,291
CITIC Securities Co. Ltd., Class A	709,200	2,178,399
CSC Financial Co. Ltd., Class A	197,099	858,727
Dongxing Securities Co. Ltd., Class A	192,739	303,855
East Money Information Co. Ltd., Class A	492,500	954,365
Everbright Securities Co. Ltd., Class A	295,500	470,923
First Capital Securities Co. Ltd., Class A	251,200	248,589
Founder Securities Co. Ltd., Class A	582,700	602,437
GF Securities Co. Ltd., Class A	426,700	812,234
Guosen Securities Co. Ltd., Class A	290,200	458,747
Guotai Junan Securities Co. Ltd., Class A	551,645	1,245,431
Guoyuan Securities Co. Ltd., Class A	256,100	285,986
Haitong Securities Co. Ltd., Class A	591,000	1,105,572
Hithink RoyalFlush Information Network Co. Ltd., Class A	39,400	552,223
Huaan Securities Co. Ltd., Class A	251,200	224,913
Huatai Securities Co. Ltd., Class A	531,900	1,295,038
Huaxi Securities Co. Ltd., Class A	192,700	262,518
Industrial Securities Co. Ltd., Class A	465,760	407,045

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Nanjing Securities Co. Ltd., Class A	256,100	$419,470
Northeast Securities Co. Ltd., Class A	173,200	192,175
Orient Securities Co. Ltd., Class A	426,723	564,268
Pacific Securities Co. Ltd. (The), Class A(a)	465,797	210,855
SDIC Capital Co. Ltd., Class A	251,204	450,552
Sealand Securities Co. Ltd., Class A	394,000	235,743
Shanxi Securities Co. Ltd., Class A	192,700	196,200
Shenwan Hongyuan Group Co. Ltd., Class A	1,615,400	1,001,148
Sinolink Securities Co. Ltd., Class A	212,288	241,002
SooChow Securities Co. Ltd., Class A	212,200	249,387
Southwest Securities Co. Ltd., Class A	407,200	265,156
Western Securities Co. Ltd., Class A	251,220	298,832
Zheshang Securities Co. Ltd., Class A	216,700	294,285

		18,793,006

Chemicals — 2.7%
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	173,296	138,086
Hengli Petrochemical Co. Ltd., Class A	433,415	950,656
Hengyi Petrochemical Co. Ltd., Class A	192,700	339,842
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A(a)	602,200	226,165
Jiangsu Yangnong Chemical Co. Ltd., Class A	19,700	163,360
Lomon Billions Group Co. Ltd., Class A	157,600	327,902
Luxi Chemical Group Co. Ltd., Class A	95,200	118,137
Rongsheng Petro Chemical Co. Ltd., Class A	309,750	457,804
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	114,700	268,455
Shandong Sinocera Functional Material Co. Ltd., Class A	75,700	238,900
Sichuan Hebang Biotechnology Co. Ltd., Class A(a)	557,300	105,049
Sinopec Shanghai Petrochemical Co. Ltd., Class A	426,731	212,671
Tianqi Lithium Corp., Class A	125,600	497,536
Tongkun Group Co. Ltd., Class A	134,297	244,323
Transfar Zhilian Co. Ltd., Class A	231,794	211,510
Wanhua Chemical Group Co. Ltd., Class A	236,400	1,577,170
Weihai Guangwei Composites Co. Ltd., Class A	39,495	238,060
Xinjiang Zhongtai Chemical Co. Ltd., Class A	153,796	122,768
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	95,296	122,066
Zhejiang Juhua Co. Ltd., Class A	192,700	172,535
Zhejiang Longsheng Group Co. Ltd., Class A	231,700	398,034

		7,131,029

Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	212,200	233,630
Shanghai M&G Stationery Inc., Class A	78,800	507,381
Tus Environmental Science And Technology Development Co. Ltd., Class A	95,200	107,533

		848,544

Communications Equipment — 1.2%
Fiberhome Telecommunication Technologies Co. Ltd., Class A	98,599	329,470
Guangzhou Haige Communications Group Inc. Co., Class A	153,700	235,506
Hengtong Optic-Electric Co. Ltd., Class A	134,200	285,923
Hubei Kaile Science & Technology Co. Ltd., Class A	78,800	129,630
Hytera Communications Corp. Ltd., Class A	114,700	121,206
Shenzhen Sunway Communication Co. Ltd., Class A(a)	78,800	445,605
Yealink Network Technology Corp. Ltd., Class A	39,498	423,024
ZTE Corp., Class A(a)	251,200	1,264,466

		3,234,830

Security	Shares	Value

Construction & Engineering — 2.5%
China Communications Construction Co. Ltd., Class A	192,700	$208,033
China Gezhouba Group Co. Ltd., Class A	329,213	266,086
China National Chemical Engineering Co. Ltd., Class A	368,210	333,885
China Railway Construction Corp. Ltd., Class A	827,475	1,002,026
China Railway Group Ltd., Class A	1,323,700	945,122
China Railway Hi-Tech Industry Co. Ltd., Class A	153,794	204,684
China State Construction Engineering Corp. Ltd., Class A	3,017,900	2,124,614
Metallurgical Corp. of China Ltd., Class A	1,284,700	443,962
Power Construction Corp. of China Ltd., Class A	914,200	477,805
Shanghai Construction Group Co. Ltd., Class A	641,200	279,268
Shanghai Tunnel Engineering Co. Ltd., Class A	212,200	158,783
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	192,750	214,968

		6,659,236

Construction Materials — 1.2%
Anhui Conch Cement Co. Ltd., Class A	295,500	1,823,350
BBMG Corp., Class A	582,700	254,621
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	118,299	413,037
China Jushi Co. Ltd., Class A	251,200	322,842
Huaxin Cement Co. Ltd., Class A	95,200	261,831
Tangshan Jidong Cement Co. Ltd., Class A	95,297	187,388

		3,263,069

Containers & Packaging — 0.2%
Yunnan Energy New Material Co. Ltd., Class A	59,100	460,374

Distributors — 0.2%
Liaoning Cheng Da Co. Ltd., Class A(a)	114,700	240,774
Wuchan Zhongda Group Co. Ltd., Class A	368,299	239,298

		480,072

Diversified Financial Services — 0.3%
Avic Capital Co. Ltd., Class A	641,201	374,495
Bohai Leasing Co. Ltd., Class A(a)	446,200	198,161
Shanghai AJ Group Co. Ltd., Class A	118,200	138,070

		710,726

Electrical Equipment — 2.7%
Contemporary Amperex Technology Co. Ltd., Class A	157,600	2,848,269
Dongfang Electric Corp. Ltd., Class A	192,700	219,865
Eve Energy Co. Ltd., Class A(a)	78,898	611,441
Fangda Carbon New Material Co. Ltd., Class A(a)	192,792	278,060
Guoxuan High-Tech Co. Ltd., Class A	78,800	252,734
Hongfa Technology Co. Ltd., Class A	56,200	248,706
Jiangsu Zhongtian Technology Co. Ltd., Class A	212,200	225,145
NARI Technology Co. Ltd., Class A	334,910	781,941
Shanghai Electric Group Co. Ltd., Class A	563,200	351,457
Sunwoda Electronic Co. Ltd., Class A	114,799	358,522
TBEA Co. Ltd., Class A	251,200	205,184
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	251,251	379,955
Zhejiang Chint Electrics Co. Ltd., Class A	153,700	526,541

		7,287,820

Electronic Equipment, Instruments & Components — 6.2%
Accelink Technologies Co. Ltd., Class A	56,200	213,475
AVIC Jonhon Optronic Technology Co. Ltd., Class A	78,800	378,426
BOE Technology Group Co. Ltd., Class A	2,413,403	1,464,695
Chaozhou Three-Circle Group Co. Ltd., Class A	137,900	411,368
Foxconn Industrial Internet Co. Ltd., Class A	290,200	745,930
GoerTek Inc., Class A	231,704	703,106
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	689,552	3,190,365
Holitech Technology Co. Ltd., Class A	212,200	166,359

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Lens Technology Co. Ltd., Class A	231,700	$615,745
Leyard Optoelectronic Co. Ltd., Class A	173,200	168,184
Lingyi iTech Guangdong Co., Class A(a)	407,200	678,008
Luxshare Precision Industry Co. Ltd., Class A	394,094	2,287,082
NAURA Technology Group Co. Ltd., Class A	39,400	600,047
OFILM Group Co. Ltd., Class A(a)	192,700	443,858
Shengyi Technology Co. Ltd., Class A	177,300	554,221
Shennan Circuits Co. Ltd., Class A	19,700	449,374
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	114,700	423,074
Tianma Microelectronics Co. Ltd., Class A	153,700	326,811
Tunghsu Optoelectronic Technology Co. Ltd., Class A	486,400	191,009
Unisplendour Corp. Ltd., Class A	114,768	487,569
Universal Scientific Industrial Shanghai Co. Ltd., Class A	118,200	300,277
Westone Information Industry Inc., Class A	56,200	185,787
Wuhan Guide Infrared Co. Ltd., Class A	59,196	263,148
WUS Printed Circuit Kunshan Co. Ltd., Class A	137,900	424,759
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	59,100	334,119
Zhejiang Dahua Technology Co. Ltd., Class A	212,200	548,772

		16,555,568

Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	309,768	286,200
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	75,700	359,755

		645,955

Entertainment — 1.3%
Beijing Enlight Media Co. Ltd., Class A	212,200	288,174
China Film Co. Ltd., Class A	114,700	203,593
G-Bits Network Technology Xiamen Co. Ltd., Class A	4,300	206,354
Giant Network Group Co. Ltd., Class A	95,200	221,456
Mango Excellent Media Co. Ltd., Class A(a)	118,280	709,227
Perfect World Co. Ltd., Class A	98,568	633,398
Wanda Film Holding Co. Ltd., Class A(a)	153,798	341,734
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	157,600	681,010
Youzu Interactive Co. Ltd., Class A(a)	78,800	284,129

		3,569,075

Food & Staples Retailing — 0.4%
Laobaixing Pharmacy Chain JSC, Class A	19,700	213,800
Yifeng Pharmacy Chain Co. Ltd., Class A	19,799	226,184
Yonghui Superstores Co. Ltd., Class A	699,775	707,489

		1,147,473

Food Products — 4.3%
Angel Yeast Co. Ltd., Class A	56,296	202,343
Beijing Dabeinong Technology Group Co. Ltd., Class A	309,700	233,067
Chongqing Fuling Zhacai Group Co. Ltd., Class A	56,200	170,138
Foshan Haitian Flavouring & Food Co. Ltd., Class A	157,627	2,171,907
Fujian Sunner Development Co. Ltd., Class A	75,700	203,876
Guangdong Haid Group Co. Ltd., Class A	118,299	517,773
Heilongjiang Agriculture Co. Ltd., Class A	118,200	150,223
Henan Shuanghui Investment & Development Co. Ltd., Class A	197,000	740,705
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	433,400	1,714,340
Jiangxi Zhengbang Technology Co. Ltd., Class A	173,200	308,173
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	56,200	273,424
Juewei Food Co. Ltd., Class A	36,700	180,072
Muyuan Foodstuff Co. Ltd., Class A	121,100	1,271,214
New Hope Liuhe Co. Ltd., Class A	315,200	735,023
Tech-Bank Food Co. Ltd., Class A(a)	75,700	96,857

Security	Shares	Value

Food Products (continued)
Toly Bread Co. Ltd., Class A	36,799	$181,294
Tongwei Co. Ltd., Class A	270,793	471,378
Wens Foodstuffs Group Co. Ltd., Class A	394,099	1,655,117
Yuan Longping High-Tech Agriculture Co. Ltd., Class A	98,500	227,444

		11,504,368

Health Care Equipment & Supplies — 1.0%
Autobio Diagnostics Co. Ltd., Class A	19,700	319,294
Jafron Biomedical Co. Ltd., Class A	39,400	409,033
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	95,200	365,014
Lepu Medical Technology Beijing Co. Ltd., Class A	118,200	484,764
Ovctek China Inc., Class A	39,400	264,212
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	27,397	734,259

		2,576,576

Health Care Providers & Services — 1.4%
Aier Eye Hospital Group Co. Ltd., Class A	216,760	1,129,797
China National Accord Medicines Corp. Ltd., Class A	39,498	275,247
China National Medicines Corp. Ltd., Class A	56,200	216,685
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	39,497	280,598
Huadong Medicine Co. Ltd., Class A	137,925	389,581
Jointown Pharmaceutical Group Co. Ltd., Class A	134,200	344,948
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	270,740	489,843
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	134,209	372,952
Topchoice Medical Corp., Class A(a)	19,700	259,514

		3,759,165

Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	114,799	235,408

Hotels, Restaurants & Leisure — 0.5%
BTG Hotels Group Co. Ltd., Class A	75,700	167,338
Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,100	197,906
Shenzhen Overseas Chinese Town Co. Ltd., Class A	582,756	530,096
Songcheng Performance Development Co. Ltd., Class A	118,296	409,647

		1,304,987

Household Durables — 1.8%
Gree Electric Appliances Inc. of Zhuhai, Class A	216,710	1,794,879
Haier Smart Home Co. Ltd., Class A	433,400	1,034,174
Hangzhou Robam Appliances Co. Ltd., Class A	75,700	319,326
NavInfo Co. Ltd., Class A	134,200	271,742
Oppein Home Group Inc., Class A	20,845	302,727
Suofeiya Home Collection Co. Ltd., Class A	56,200	142,210
TCL Corp., Class A	953,200	619,332
Zhejiang Supor Co. Ltd., Class A	39,498	358,499

		4,842,889

Independent Power and Renewable Electricity Producers — 2.6%
China National Nuclear Power Co. Ltd., Class A	914,208	571,804
China Yangtze Power Co. Ltd., Class A	1,595,799	3,737,234
GD Power Development Co. Ltd., Class A	1,382,200	394,756
Huadian Power International Corp. Ltd., Class A	485,200	221,717
Huaneng Power International Inc., Class A	329,200	228,938
Hubei Energy Group Co. Ltd., Class A	368,200	181,923
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	377,600	123,480
SDIC Power Holdings Co. Ltd., Class A	485,200	510,642
Shanghai Electric Power Co. Ltd., Class A	173,200	165,958
Shenergy Co. Ltd., Class A	348,731	248,496
Shenzhen Energy Group Co. Ltd., Class A	231,732	176,046

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
Sichuan Chuantou Energy Co. Ltd., Class A	309,700	$367,954

		6,928,948

Insurance — 4.8%
China Life Insurance Co. Ltd., Class A	197,000	816,660
China Pacific Insurance Group Co. Ltd., Class A	453,100	2,094,426
Hubei Biocause Pharmaceutical Co. Ltd., Class A	348,700	290,301
New China Life Insurance Co. Ltd., Class A	157,600	972,003
Ping An Insurance Group Co. of China Ltd., Class A	777,723	8,497,114

		12,670,504

Internet & Direct Marketing Retail — 0.1%
Visual China Group Co. Ltd., Class A	59,100	142,627

IT Services — 0.4%
Beijing Sinnet Technology Co. Ltd., Class A	114,799	312,784
China TransInfo Technology Co. Ltd., Class A	95,200	277,873
DHC Software Co. Ltd., Class A	231,700	414,577
Wangsu Science & Technology Co. Ltd., Class A	173,293	182,627

		1,187,861

Life Sciences Tools & Services — 0.7%
Hangzhou Tigermed Consulting Co. Ltd., Class A	61,200	577,847
WuXi AppTec Co. Ltd., Class A	98,500	1,223,584

		1,801,431

Machinery — 3.2%
China International Marine Containers Group Co. Ltd., Class A	114,718	135,149
China Shipbuilding Industry Co. Ltd., Class A	1,635,700	1,060,444
CRRC Corp. Ltd., Class A	1,773,000	1,539,362
Hefei Meiya Optoelectronic Technology Inc., Class A	56,138	266,148
Inner Mongolia First Machinery Group Co. Ltd., Class A	118,200	161,194
Jiangsu Hengli Hydraulic Co. Ltd., Class A	59,100	383,490
Sany Heavy Industry Co. Ltd., Class A	610,700	1,258,411
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	59,100	122,879
Shenzhen Inovance Technology Co. Ltd., Class A	114,796	431,624
Siasun Robot & Automation Co. Ltd., Class A(a)	114,700	223,084
Tian Di Science & Technology Co. Ltd., Class A	329,200	131,157
Weichai Power Co. Ltd., Class A	426,700	742,161
XCMG Construction Machinery Co. Ltd., Class A	563,200	375,585
Zhejiang Dingli Machinery Co. Ltd., Class A	19,799	177,667
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	192,700	515,129
Zhengzhou Yutong Bus Co. Ltd., Class A	153,700	311,667
Zhongji Innolight Co. Ltd., Class A	39,499	271,363
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	443,900	359,415

		8,465,929

Marine — 0.2%
COSCO SHIPPING Development Co. Ltd., Class A	602,200	188,327
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	465,700	284,629

		472,956

Media — 0.7%
China South Publishing & Media Group Co. Ltd., Class A	134,282	211,889
Chinese Universe Publishing and Media Group Co. Ltd., Class A	95,246	175,863
CITIC Guoan Information Industry Co. Ltd., Class A(a)	270,700	119,834
Focus Media Information Technology Co. Ltd., Class A	1,050,760	793,757
NanJi E-Commerce Co. Ltd., Class A(a)	173,200	228,285
Oriental Pearl Group Co. Ltd., Class A	251,299	343,065

		1,872,693

Security	Shares	Value

Metals & Mining — 3.6%
Aluminum Corp. of China Ltd., Class A(a)	933,700	$395,997
Angang Steel Co. Ltd., Class A	407,200	158,744
Baoshan Iron & Steel Co. Ltd., Class A	1,323,770	924,378
China Molybdenum Co. Ltd., Class A	1,265,200	670,288
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	251,200	327,506
Ganfeng Lithium Co. Ltd., Class A	78,800	439,191
GEM Co. Ltd., Class A	268,396	198,917
Guangdong HEC Technology Holding Co. Ltd., Class A	212,200	284,840
Hesteel Co. Ltd., Class A	847,100	262,496
Hunan Valin Steel Co. Ltd., Class A(a)	290,200	165,348
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	3,251,900	524,740
Jiangxi Copper Co. Ltd., Class A	153,700	298,937
Jinduicheng Molybdenum Co. Ltd., Class A	192,798	180,607
Maanshan Iron & Steel Co. Ltd., Class A	446,200	163,116
Nanjing Iron & Steel Co. Ltd., Class A	329,200	136,798
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	602,200	202,946
Sansteel Minguang Co. Ltd. Fujian, Class A	173,200	188,218
Shandong Gold Mining Co. Ltd., Class A	197,020	871,887
Shandong Nanshan Aluminum Co. Ltd., Class A	777,700	224,332
Shanxi Taigang Stainless Steel Co. Ltd., Class A	433,400	214,757
Shenghe Resources Holding Co. Ltd., Class A	114,700	119,404
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	251,200	130,930
Tongling Nonferrous Metals Group Co. Ltd., Class A	777,700	221,001
Xiamen Tungsten Co. Ltd., Class A	95,298	153,096
Xinxing Ductile Iron Pipes Co. Ltd., Class A	315,200	155,737
Xinyu Iron & Steel Co. Ltd., Class A	231,700	140,288
Yintai Gold Co. Ltd., Class A	134,200	216,742
Yunnan Tin Co. Ltd., Class A(a)	114,700	155,602
Zhejiang Huayou Cobalt Co. Ltd., Class A	78,800	478,012
Zhongjin Gold Corp. Ltd., Class A	231,700	248,151
Zijin Mining Group Co. Ltd., Class A	1,382,200	761,880

		9,614,886

Oil, Gas & Consumable Fuels — 1.9%
China Merchants Energy Shipping Co. Ltd., Class A	472,899	383,570
China Petroleum & Chemical Corp., Class A	1,808,943	1,162,427
China Shenhua Energy Co. Ltd., Class A	334,999	744,357
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	197,000	154,161
Guanghui Energy Co. Ltd., Class A	485,200	203,010
PetroChina Co. Ltd., Class A	1,148,200	842,770
Shaanxi Coal Industry Co. Ltd., Class A	582,700	629,065
Shandong Xinchao Energy Corp. Ltd., Class A(a)	446,200	117,240
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	212,200	182,722
Shanxi Meijin Energy Co. Ltd., Class A(a)	290,200	290,498
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	212,200	152,117
Yanzhou Coal Mining Co. Ltd., Class A	173,200	215,424

		5,077,361

Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	192,700	230,047
Shanying International Holding Co. Ltd., Class A(a)	286,600	123,598

		353,645

Personal Products — 0.2%
By-Health Co. Ltd., Class A	114,700	251,420
Shanghai Jahwa United Co. Ltd., Class A	56,200	206,332

		457,752

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 5.1%
Asymchem Laboratories Tianjin Co. Ltd., Class A	17,200	$338,950
Beijing Tongrentang Co. Ltd., Class A	95,299	367,435
Betta Pharmaceuticals Co. Ltd., Class A	36,700	345,681
Changchun High & New Technology Industry Group Inc., Class A	12,270	791,975
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	56,200	280,165
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	78,895	160,656
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	75,700	425,264
Dong-E-E-Jiao Co. Ltd., Class A	56,200	246,780
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	95,200	512,243
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	88,700	118,304
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	56,200	199,029
Jiangsu Hengrui Medicine Co. Ltd., Class A	315,260	3,627,642
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	78,800	165,526
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	134,200	185,505
Livzon Pharmaceutical Group Inc., Class A	39,400	202,548
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	39,400	251,890
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	75,744	202,913
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	134,263	459,954
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	75,700	221,820
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	56,200	134,024
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	98,500	251,075
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	118,200	405,770
Tasly Pharmaceutical Group Co. Ltd., Class A	114,722	270,144
Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	153,700	241,432
Yifan Pharmaceutical Co. Ltd., Class A	95,200	219,144
Yunnan Baiyao Group Co. Ltd., Class A	98,500	1,096,851
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	39,499	693,776
Zhejiang Conba Pharmaceutical Co. Ltd., Class A	197,000	168,790
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A(a)	95,295	226,575
Zhejiang NHU Co. Ltd., Class A	153,798	465,822
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	39,400	245,083

		13,522,766

Professional Services — 0.1%
Centre Testing International Group Co. Ltd., Class A	114,700	238,808

Real Estate Management & Development — 4.2%
Beijing Capital Development Co. Ltd., Class A	173,200	165,464
China Enterprise Co. Ltd., Class A	268,395	157,140
China Fortune Land Development Co. Ltd., Class A	216,700	735,248
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	571,352	1,331,534
China Vanke Co. Ltd., Class A	709,200	2,642,233
Financial Street Holdings Co. Ltd., Class A	212,266	204,603
Gemdale Corp., Class A	329,200	560,826
Grandjoy Holdings Group Co. Ltd., Class A	231,799	189,006
Greenland Holdings Corp. Ltd., Class A	582,700	485,944
Jiangsu Zhongnan Construction Group Co. Ltd., Class A	250,200	298,691
Jinke Properties Group Co. Ltd., Class A	387,700	355,988
Oceanwide Holdings Co. Ltd., Class A	251,290	147,484
Poly Developments and Holdings Group Co. Ltd., Class A	847,100	1,681,426
RiseSun Real Estate Development Co. Ltd., Class A	309,737	360,478
Seazen Holdings Co. Ltd., Class A	177,300	774,744

Security	Shares	Value

Real Estate Management & Development (continued)
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	114,700	$213,748
Sichuan Languang Development Co. Ltd., Class A	212,200	187,267
Tahoe Group Co. Ltd., Class A	173,297	124,971
Xinhu Zhongbao Co. Ltd., Class A	602,200	271,742
Yango Group Co. Ltd., Class A	295,500	272,173

		11,160,710

Road & Rail — 0.5%
Daqin Railway Co. Ltd., Class A	1,083,548	1,090,852
Guangshen Railway Co. Ltd., Class A	407,200	150,022

		1,240,874

Semiconductors & Semiconductor Equipment — 2.2%
GCL System Integration Technology Co. Ltd., Class A(a)	354,600	273,439
Gigadevice Semiconductor Beijing Inc., Class A	21,799	792,855
Hangzhou Silan Microelectronics Co. Ltd., Class A	95,200	207,453
LONGi Green Energy Technology Co. Ltd., Class A	256,124	956,424
Sanan Optoelectronics Co. Ltd., Class A	290,296	841,522
Shenzhen Goodix Technology Co. Ltd., Class A	24,500	1,064,449
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	192,799	388,472
Unigroup Guoxin Microelectronics Co. Ltd., Class A	39,400	282,779
Visionox Technology Inc., Class A(a)	95,298	189,839
Will Semiconductor Ltd., Class A	39,400	939,596

		5,936,828

Software — 2.0%
360 Security Technology Inc., Class A	95,200	300,576
Aisino Corp., Class A	134,200	394,965
Beijing Shiji Information Technology Co. Ltd., Class A	78,872	380,687
China National Software & Service Co. Ltd., Class A	39,400	366,105
Glodon Co. Ltd., Class A	75,699	389,154
Hundsun Technologies Inc., Class A	59,181	674,563
Iflytek Co. Ltd., Class A	157,650	712,968
Newland Digital Technology Co. Ltd., Class A	78,800	189,044
Sangfor Technologies Inc., Class A	21,300	428,871
Shanghai 2345 Network Holding Group Co. Ltd., Class A	407,238	165,156
Shanghai Baosight Software Co. Ltd., Class A	56,200	271,739
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A(a)	56,200	148,309
Venustech Group Inc., Class A	56,299	284,598
Yonyou Network Technology Co. Ltd., Class A	177,315	741,893

		5,448,628

Specialty Retail — 1.1%
China Grand Automotive Services Group Co. Ltd., Class A	582,700	276,256
China International Travel Service Corp. Ltd., Class A	137,940	1,453,700
HLA Corp. Ltd., Class A	212,232	203,055
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	231,700	225,983
Suning.com Co. Ltd., Class A	660,700	849,132

		3,008,126

Technology Hardware, Storage & Peripherals — 0.7%
China Greatwall Technology Group Co. Ltd., Class A	212,200	386,656
Dawning Information Industry Co. Ltd., Class A	78,899	422,391
GRG Banking Equipment Co. Ltd., Class A	173,200	225,565
Inspur Electronic Information Industry Co. Ltd., Class A	95,200	417,625
Ninestar Corp., Class A	75,710	379,480

		1,831,717

Textiles, Apparel & Luxury Goods — 0.1%
Zhejiang Semir Garment Co. Ltd., Class A	134,200	160,976

Trading Companies & Distributors — 0.2%
China Meheco Co. Ltd., Class A	78,898	165,056

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	59,100	$128,618
Sinochem International Corp., Class A	192,700	130,984
Xiamen C & D Inc., Class A	192,700	212,160

		636,818

Transportation Infrastructure — 0.8%
Dalian Port PDA Co. Ltd., Class A	502,700	126,343
Guangzhou Baiyun International Airport Co. Ltd., Class A	153,798	303,300
Ningbo Zhoushan Port Co. Ltd., Class A	621,700	292,082
Shanghai International Airport Co. Ltd., Class A	75,722	671,278
Shanghai International Port Group Co. Ltd., Class A	602,200	402,453
Shenzhen Airport Co. Ltd., Class A	134,200	155,801
TangShan Port Group Co. Ltd., Class A	359,399	113,935

		2,065,192

Security	Shares	Value

Water Utilities — 0.0%
Chengdu Xingrong Environment Co. Ltd., Class A	197,899	$114,170

Wireless Telecommunication Services — 0.6%
China United Network Communications Ltd., Class A	2,198,900	1,598,275

Total Common Stocks — 99.8% (Cost: $262,326,272)		266,225,414

Total Investments in Securities — 99.8% (Cost: $262,326,272)		266,225,414

Other Assets, Less Liabilities — 0.2%		447,249

Net Assets — 100.0%		$266,672,663

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$—	$266,225,414	$—	$266,225,414

See notes to financial statements.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2020

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,387,462,983	$266,225,414
Affiliated(c)	88,136,522	—
Cash	289	412,874
Foreign currency, at value(d)	1,257,806	76,392
Foreign currency collateral pledged:
Futures contracts(e)	324,924	—
Restricted foreign currency at value(f)	—	16,162	(g)
Receivables:
Securities lending income — Affiliated	35,651	—
Dividends	3,326,728	1,100

Total assets	4,480,544,903	266,731,942

LIABILITIES
Collateral on securities loaned, at value	85,160,714	—
Payables:
Variation margin on futures contracts	132,512	—
Investment advisory fees	2,947,687	59,279

Total liabilities	88,240,913	59,279

NET ASSETS	$4,392,303,990	$266,672,663

NET ASSETS CONSIST OF:
Paid-in capital	$6,562,678,217	$272,711,203
Accumulated loss	(2,170,374,227)	(6,038,540)

NET ASSETS	$4,392,303,990	$266,672,663

Shares outstanding	109,500,000	9,850,000

Net asset value	$40.11	$27.07

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$74,462,106	$—
(b) Investments, at cost — Unaffiliated	$4,555,942,151	$262,326,272
(c) Investments, at cost — Affiliated	$88,097,135	$—
(d) Foreign currency, at cost	$1,255,990	$76,496
(e) Foreign currency collateral pledged, at cost	$324,853	$—
(f) Restricted foreign currency, at cost	$—	$16,575
(g) Represents foreign investor minimum settlement reserve funds required by the China Securities Depository and Clearing Corporation Limited.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Operations  (unaudited)

Six Months Ended January 31, 2020

	iShares China Large-Cap ETF	iShares MSCI China AETF

INVESTMENT INCOME
Dividends — Unaffiliated	$28,413,179	$469,178
Dividends — Affiliated	28,178	—
Interest — Unaffiliated	549	445
Securities lending income — Affiliated — net	880,822	—
Foreign taxes withheld	(1,830,571)	(46,933)

Total investment income	27,492,157	422,690

EXPENSES
Investment advisory fees	16,745,755	673,467

Total expenses	16,745,755	673,467
Less:
Investment advisory fees waived	—	(424,802)

Total expenses after fees waived	16,745,755	248,665

Net investment income	10,746,402	174,025

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(61,508,643)	(4,288,282)
Investments — Affiliated	18,223	—
In-kind redemptions — Unaffiliated	73,016,563	—
Futures contracts	(2,691,037)	—
Foreign currency transactions	(113,799)	(268)

Net realized gain (loss)	8,721,307	(4,288,550)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(141,527,040)	(11,484,351)
Investments — Affiliated	(8,187)	—
Futures contracts	859,016	—
Foreign currency translations	108,727	(5,557)

Net change in unrealized appreciation (depreciation)	(140,567,484)	(11,489,908)

Net realized and unrealized loss	(131,846,177)	(15,778,458)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(121,099,775)	$(15,604,433)

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$10,746,402	$140,866,254	$174,025	$2,575,292
Net realized gain (loss)	8,721,307	(23,979,508)	(4,288,550)	(5,077,648)
Net change in unrealized appreciation (depreciation)	(140,567,484)	(99,418,256)	(11,489,908)	16,757,164

Net increase (decrease) in net assets resulting from operations	(121,099,775)	17,468,490	(15,604,433)	14,254,808

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(84,191,294)	(116,078,962)	(2,193,886)	(2,535,985)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(441,815,758)	1,041,951,100	142,481,991	116,741,379

NET ASSETS
Total increase (decrease) in net assets	(647,106,827)	943,340,628	124,683,672	128,460,202
Beginning of period	5,039,410,817	4,096,070,189	141,988,991	13,528,789

End of period	$4,392,303,990	$5,039,410,817	$266,672,663	$141,988,991

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	17

Financial Highlights

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$41.63		$43.14	$42.57	$35.11	$40.66	$41.05

Net investment income(a)	0.10		1.07	1.27	0.86	0.65	1.10
Net realized and unrealized gain (loss)(b)		(0.83)	(1.73)	0.80	7.47	(5.18)	(0.73)

Net increase (decrease) from investment operations		(0.73)	(0.66)	2.07	8.33	(4.53)	0.37

Distributions(c)
From net investment income		(0.79)	(0.85)	(1.50)	(0.87)	(1.02)	(0.76)

Total distributions		(0.79)	(0.85)	(1.50)	(0.87)	(1.02)	(0.76)

Net asset value, end of period	$40.11		$41.63	$43.14	$42.57	$35.11	$40.66

Total Return
Based on net asset value	(1.85	)%(d)	(1.44)%	4.73%	24.23%	(11.13)%	0.82%

Ratios to Average Net Assets
Total expenses	0.74	%(e)	0.74%	0.74%	0.74%	0.74%	0.73%

Net investment income	0.47	%(e)	2.55%	2.75%	2.26%	1.87%	2.53%

Supplemental Data
Net assets, end of period (000)	$4,392,304		$5,039,411	$4,096,070	$3,346,303	$3,586,773	$6,593,654

Portfolio turnover rate(f)	8	%(d)	14%	18%	15%	15%	36%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Six Months Ended							Period From
	01/31/20 (unaudited)		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17	06/13/16 to 07/31/16	(a)

Net asset value, beginning of period	$28.68		$27.06		$29.19		$25.68	$24.13

Net investment income(b)	0.02		0.84		0.56		0.30	0.28
Net realized and unrealized gain (loss)(c)		(1.37)	1.67		(2.38)		3.66	1.27

Net increase (decrease) from investment operations		(1.35)	2.51		(1.82)		3.96	1.55

Distributions(d)
From net investment income		(0.26)	(0.19)		(0.31)		(0.45)	—
From net realized gain	—		(0.70)		—		—	—

Total distributions		(0.26)	(0.89)		(0.31)		(0.45)	—

Net asset value, end of period	$27.07	(e)	$28.68		$27.06		$29.19	$25.68

Total Return
Based on net asset value	(4.79	)%(e)(f)	9.97%		(6.33	)%(g)	15.65%	6.47	%(f)(h)

Ratios to Average Net Assets
Total expenses	0.65	%(i)	0.65%		0.65%		0.65%	0.65	%(i)

Total expenses after fees waived	0.24	%(i)	0.24%		0.55%		0.65%	0.65	%(i)

Net investment income	0.17	%(i)	3.10%		1.81%		1.13%	8.42	%(i)

Supplemental Data
Net assets, end of period (000)	$266,673		$141,989		$13,529		$10,217	$8,989

Portfolio turnover rate(j)	28	%(f)(k)	44	%(k)	154%		13%	1	%(f)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) For financial reporting purposes, the market value of certain investments were adjusted as of the report date. Accordingly, the net asset value (“NAV”) per share and total return performance based on NAV presented herein are different than the information previously published as of January 31, 2020.

(f)  Not annualized.

(g) Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -6.54%.

(h) The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was 6.42%.

(i)  Annualized.

(j)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(k) Portfolio turnover rate excluding cash creations was as follows:		26%	22%		—		—	—

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
China Large-Cap
Citigroup Global Markets Inc.	$9,932,264	$9,932,264		$—	$—
Credit Suisse Securities (USA) LLC	19,325,817	19,325,817		—	—
Goldman Sachs & Co.	2,759,340	2,759,340		—	—
HSBC Bank PLC	30,437,377	30,437,377		—	—
Morgan Stanley & Co. LLC	12,007,308	12,007,308		—	—

	$74,462,106	$74,462,106		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.65%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: For the six months ended January 31, 2020, BFA voluntarily waived its investment advisory fee for the iShares MSCI China A ETF in the amount of $424,802.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
China Large-Cap	$219,069

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
China Large-Cap	$3,851,120	$26,397,682	$(3,752,139)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$428,371,667	$337,043,390
MSCI China A	196,574,849	56,251,902

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

For the six months ended January 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
China Large-Cap	$—	$561,216,827

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
China Large-Cap	$1,894,027,145
MSCI China A	2,380,091

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$4,759,727,967	$502,345,417	$(786,783,847)	$(284,438,430)
MSCI China A	265,552,097	18,832,840	(18,159,523)	673,317

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

From time to time and in recent months, China has experienced outbreaks of infectious illnesses and the country may be subject to other public health threats, infectious illnesses, diseases or similar issues in the future. Any spread of an infectious illness, public health threat or similar issue could reduce consumer demand or economic output, result in market closures, travel restrictions or quarantines, and generally have a significant impact on the Chinese economy, which in turn could adversely affect a Fund’s investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount

China Large-Cap
Shares sold	2,850,000	$124,086,483	48,750,000	$1,996,333,663
Shares redeemed	(14,400,000)	(565,902,241)	(22,650,000)	(954,382,563)

Net increase(decrease)	(11,550,000)	$(441,815,758)	26,100,000	$1,041,951,100

MSCI China A
Shares sold	5,000,000	$145,252,706	5,100,000	$135,402,218
Shares redeemed	(100,000)	(2,770,715)	(650,000)	(18,660,839)

Net increase	4,900,000	$142,481,991	4,450,000	$116,741,379

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares China Large-Cap ETF and iShares MSCI China A ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	27

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-708-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
•	iShares Core Conservative Allocation ETF | AOK | NYSE Arca
•	iShares Core Growth Allocation ETF | AOR | NYSE Arca
•	iShares Core Moderate Allocation ETF | AOM | NYSE Arca
•	iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

2

Fund Summary as of January 31, 2020	iShares® Core Aggressive Allocation ETF

Investment Objective

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	6.55%	13.91%	7.57%	9.75%	13.91%	44.03%	153.51%
Fund Market	6.40	13.81	7.55	9.75	13.81	43.92	153.45
Index	6.67	14.12	7.71	9.88	14.12	44.97	156.67

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$1,000.00	$1,065.50	$0.99	$1,000.00	$1,024.20	$0.97	0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

	Percentage of
Asset Class	Total Investments	(a)
Domestic Equity	41.8%
International Equity	38.6
Domestic Fixed Income	16.7
International Fixed Income	2.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
iShares Core S&P 500 ETF	37.8%
iShares Core MSCI International Developed Markets ETF	30.3
iShares Core Total USD Bond Market ETF	16.7
iShares Core MSCI Emerging Markets ETF	8.3
iShares Core International Aggregate Bond ETF	2.9

FUND SUMMARY	3

Fund Summary as of January 31, 2020	iShares® Core Conservative Allocation ETF

Investment Objective

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.86%	11.18%	4.80%	5.33%	11.18%	26.39%	68.08%
Fund Market	4.72	11.19	4.78	5.32	11.19	26.32	67.87
Index	5.11	11.37	4.93	5.43	11.37	27.19	69.64

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$1,000.00	$1,048.60	$0.98	$1,000.00	$1,024.20	$0.97	0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percentage of Total Investments (a)
Domestic Fixed Income	59.2%
Domestic Equity	15.8
International Equity	14.6
International Fixed Income	10.4

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments (a)
iShares Core Total USD Bond Market ETF	59.2%
iShares Core S&P 500 ETF	14.3
iShares Core MSCI International Developed Markets ETF	11.5
iShares Core International Aggregate Bond ETF	10.4
iShares Core MSCI Emerging Markets ETF	3.1

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Core Growth Allocation ETF

Investment Objective

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.87%	12.79%	6.49%	7.96%	12.79%	36.92%	115.04%
Fund Market	5.75	12.75	6.48	7.95	12.75	36.87	114.92
Index	6.05	13.03	6.63	8.08	13.03	37.82	117.53

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$1,000.00	$1,058.70	$0.98	$1,000.00	$1,024.20	$0.97	0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percentage of Total Investments (a)
Domestic Fixed Income	33.6%
Domestic Equity	31.5
International Equity	29.0
International Fixed Income	5.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments (a)
iShares Core Total USD Bond Market ETF	33.6%
iShares Core S&P 500 ETF	28.4
iShares Core MSCI International Developed Markets ETF	22.8
iShares Core MSCI Emerging Markets ETF	6.3
iShares Core International Aggregate Bond ETF	5.9

FUND SUMMARY	5

Fund Summary as of January 31, 2020	iShares® Core Moderate Allocation ETF

Investment Objective

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.17%	11.70%	5.36%	6.18%	11.70%	29.86%	82.18%
Fund Market	5.06	11.79	5.36	6.17	11.79	29.86	82.06
Index	5.42	11.93	5.50	6.29	11.93	30.72	84.12

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$1,000.00	$1,051.70	$0.98	$1,000.00	$1,024.20	$0.97	0.19%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percentage of Total Investments (a)
Domestic Fixed Income	50.6%
Domestic Equity	21.1
International Equity	19.4
International Fixed Income	8.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments (a)
iShares Core Total USD Bond Market ETF	50.6%
iShares Core S&P 500 ETF	19.0
iShares Core MSCI International Developed Markets ETF	15.3
iShares Core International Aggregate Bond ETF	8.9
iShares Core MSCI Emerging Markets ETF	4.2

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Morningstar Multi-Asset Income ETF

Investment Objective

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.55%	10.21%	4.83%	5.76%	10.21%	26.62%	55.10%
Fund Market	5.55	10.25	4.82	5.77	10.25	26.57	55.14
Index	5.66	10.40	4.89	5.78	10.40	26.93	55.18

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$1,000.00	$1,055.50	$1.14	$1,000.00	$1,024.00	$1.12	0.22%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percentage of Total Investments (a)
International Fixed Income	23.1%
Non-Investment Grade Bonds	19.8
Investment Grade Bonds	16.9
International Equity	16.6
Domestic Real Estate	15.6
Domestic Equity	8.0

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments (a)
iShares iBoxx $ High Yield Corporate Bond ETF	19.8%
iShares Mortgage Real Estate ETF	15.6
iShares Long-Term Corporate Bond ETF	15.3
iShares J.P. Morgan USD Emerging Markets Bond ETF	15.1
iShares International Select Dividend ETF	8.6

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 41.7%
iShares Core S&P 500 ETF(a)	1,211,688	$391,666,029
iShares Core S&P Mid-Cap ETF(a)	144,684	29,003,355
iShares Core S&P Small-Cap ETF(a)	154,941	12,469,652

		433,139,036

Domestic Fixed Income — 16.7%
iShares Core Total USD Bond Market ETF(a)(b)	3,268,790	173,540,061

International Equity — 38.5%
iShares Core MSCI Emerging Markets ETF(a)	1,706,429	86,328,243
iShares Core MSCI International Developed Markets ETF(a)	5,527,029	313,714,166

		400,042,409

International Fixed Income — 3.0%
iShares Core International Aggregate Bond ETF(a)	545,524	30,483,881

Total Investment Companies — 99.9% (Cost: $929,472,663)		1,037,205,387

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(a)(c)(d)	1,862,119	$1,863,236
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(c)	1,241,000	1,241,000

		3,104,236

Total Short-Term Investments — 0.3% (Cost: $3,104,035)		3,104,236

Total Investments in Securities — 100.2% (Cost: $932,576,698)		1,040,309,623

Other Assets, Less Liabilities — (0.2)%		(1,999,282)

Net Assets — 100.0%		$1,038,310,341

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	9,002,134	—		(7,140,015	) (b)	1,862,119	$1,863,236	$44,943	(c)	$(1,980)	$166
BlackRock Cash Funds: Treasury, SL Agency Shares	1,064,000	177,000	(b)	—		1,241,000	1,241,000	16,425		—	—
iShares Core International Aggregate Bond ETF	538,028	44,323		(36,827)		545,524	30,483,881	278,858		52,570	353,324
iShares Core MSCI Emerging Markets ETF	1,507,855	225,715		(27,141)		1,706,429	86,328,243	2,038,402		103,105	381,572
iShares Core MSCI International Developed Markets ETF	4,950,463	665,045		(88,479)		5,527,029	313,714,166	4,236,537		277,262	14,495,632
iShares Core S&P 500 ETF	1,245,748	100,782		(134,842)		1,211,688	391,666,029	4,304,162		9,930,478	19,215,547
iShares Core S&P Mid-Cap ETF	132,232	14,792		(2,340)		144,684	29,003,355	244,438		137,242	461,325
iShares Core S&P Small-Cap ETF	142,979	14,479		(2,517)		154,941	12,469,652	104,206		58,194	126,494
iShares Core Total USD Bond Market ETF	3,215,410	265,205		(211,825)		3,268,790	173,540,061	2,464,028		213,334	4,386,339

							$1,040,309,623	$13,731,999		$10,770,205	$39,420,399

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	6	03/20/20	$967	$4,331

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Aggressive Allocation ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,331

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$119,335

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,331

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$575,383

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,037,205,387	$—	$—	$1,037,205,387
Money Market Funds	3,104,236	—	—	3,104,236

	$1,040,309,623	$—	$—	$1,040,309,623

Derivative financial instruments(a)
Assets
Futures Contracts	$4,331	$—	$—	$4,331

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies

Domestic Equity — 15.8%
iShares Core S&P 500 ETF(a)	279,244	$90,262,830
iShares Core S&P Mid-Cap ETF(a)	33,336	6,682,535
iShares Core S&P Small-Cap ETF(a)	35,704	2,873,458

		99,818,823

Domestic Fixed Income — 59.1%
iShares Core Total USD Bond Market ETF(a)(b)	7,031,008	373,276,215

International Equity — 14.6%
iShares Core MSCI Emerging Markets ETF(a)	393,269	19,895,478
iShares Core MSCI International Developed Markets ETF(a).	1,273,747	72,297,880

		92,193,358

International Fixed Income — 10.4%
iShares Core International Aggregate Bond ETF(a)	1,173,388	65,568,921

Total Investment Companies — 99.9% (Cost: $596,919,653)		630,857,317

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(a)(c)(d)	1,635,382	$1,636,363
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(a)(c)	620,000	620,000

		2,256,363

Total Short-Term Investments — 0.4% (Cost: $2,256,200)		2,256,363

Total Investments in Securities — 100.3% (Cost: $599,175,853)		633,113,680

Other Assets, Less Liabilities — (0.3)%		(1,739,935)

Net Assets — 100.0%		$631,373,745

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,584,540	—		(3,949,158	)(b)	1,635,382	$1,636,363	$54,058	(c)	$(1,019)	$163
BlackRock Cash Funds: Treasury, SL Agency Shares	503,000	117,000	(b)	—		620,000	620,000	6,439		—	—
iShares Core International Aggregate Bond ETF	1,028,641	252,492		(107,745)		1,173,388	65,568,921	562,404		344,235	514,687
iShares Core MSCI Emerging Markets ETF	308,938	111,579		(27,248)		393,269	19,895,478	464,192		128,995	(18,059)
iShares Core MSCI International Developed Markets ETF	1,014,391	348,081		(88,725)		1,273,747	72,297,880	964,744		339,608	2,912,294
iShares Core S&P 500 ETF	255,259	61,522		(37,537)		279,244	90,262,830	960,715		3,338,107	3,261,822
iShares Core S&P Mid-Cap ETF	27,109	8,561		(2,334)		33,336	6,682,535	54,472		110,222	32,856
iShares Core S&P Small-Cap ETF	29,339	8,885		(2,520)		35,704	2,873,458	23,313		52,896	(9,336)
iShares Core Total USD Bond Market ETF	6,147,871	1,510,806		(627,669)		7,031,008	373,276,215	5,036,464		1,334,426	8,179,440

							$633,113,680	$8,126,801		$5,647,470	$14,873,867

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Conservative Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$630,857,317	$—	$—	$630,857,317
Money Market Funds	2,256,363	—	—	2,256,363

	$633,113,680	$—	$—	$633,113,680

See notes to financial statements.

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 31.4%
iShares Core S&P 500 ETF(a)	1,293,492	$418,108,354
iShares Core S&P Mid-Cap ETF(a)	154,451	30,961,247
iShares Core S&P Small-Cap ETF(a)	165,414	13,312,519

		462,382,120

Domestic Fixed Income — 33.6%
iShares Core Total USD Bond Market ETF(a)(b)	9,305,250	494,015,722

International Equity — 29.0%
iShares Core MSCI Emerging Markets ETF(a)	1,821,644	92,156,970
iShares Core MSCI International Developed Markets ETF(a)	5,900,163	334,893,252

		427,050,222

International Fixed Income — 5.9%
iShares Core International Aggregate Bond ETF(a)(b)	1,552,944	86,778,511

Total Investment Companies — 99.9% (Cost: $1,348,503,445)		1,470,226,575

Security	Shares	Value

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(a)(c)(d)	31,113,909	$31,132,578
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(a)(c)	1,758,000	1,758,000

		32,890,578

Total Short-Term Investments — 2.2% (Cost: $ 32,888,977)		32,890,578

Total Investments in Securities — 102.1% (Cost: $ 1,381,392,422)		1,503,117,153

Other Assets, Less Liabilities — (2.1)%		(31,378,747)

Net Assets — 100.0%		$1,471,738,406

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,252,891	19,861,018	(b)	—	31,113,909	$31,132,578	$149,821	(c)	$(6,488)	$1,532
BlackRock Cash Funds: Treasury, SL Agency Shares	1,663,000	95,000	(b)	—	1,758,000	1,758,000	29,298		—	—
iShares Core International Aggregate Bond ETF	1,473,411	182,308		(102,775)	1,552,944	86,778,511	769,452		178,633	976,051
iShares Core MSCI Emerging Markets ETF	1,548,502	324,166		(51,024)	1,821,644	92,156,970	2,173,957		237,530	166,223
iShares Core MSCI International Developed Markets ETF	5,083,998	982,371		(166,206)	5,900,163	334,893,252	4,518,240		658,450	14,505,057
iShares Core S&P 500 ETF	1,279,345	154,392		(140,245)	1,293,492	418,108,354	4,540,453		10,917,523	19,618,036
iShares Core S&P Mid-Cap ETF	135,794	23,045		(4,388)	154,451	30,961,247	257,620		229,818	394,919
iShares Core S&P Small-Cap ETF	146,788	23,346		(4,720)	165,414	13,312,519	110,023		102,831	85,076
iShares Core Total USD Bond Market ETF	8,805,654	1,091,300		(591,704)	9,305,250	494,015,722	6,842,564		1,097,598	11,788,906

						$1,503,117,153	$19,391,428		$13,415,895	$47,535,800

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,470,226,575	$—	$—	$1,470,226,575
Money Market Funds	32,890,578	—	—	32,890,578

	$1,503,117,153	$—	$—	$1,503,117,153

See notes to financial statements.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 21.0%
iShares Core S&P 500 ETF(a)	720,002	$232,733,447
iShares Core S&P Mid-Cap ETF(a)	85,984	17,236,353
iShares Core S&P Small-Cap ETF(a)	92,080	7,410,598

		257,380,398

Domestic Fixed Income — 50.6%
iShares Core Total USD Bond Market ETF(a)(b)	11,655,080	618,768,197

International Equity — 19.4%
iShares Core MSCI Emerging Markets ETF(a)	1,014,236	51,310,199
iShares Core MSCI International Developed Markets ETF(a)	3,284,995	186,456,316

		237,766,515

International Fixed Income — 8.9%
iShares Core International Aggregate Bond ETF(a)	1,945,087	108,691,462

Total Investment Companies — 99.9% (Cost: $1,147,404,296)		1,222,606,572

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares,	11,413,206	$11,420,054
1.78%(a)(c)(d)
BlackRock Cash Funds: Treasury, SL Agency Shares,	1,314,000	1,314,000
1.50%(a)(c)

		12,734,054

Total Short-Term Investments — 1.0% (Cost: $12,732,991)		12,734,054

Total Investments in Securities — 100.9% (Cost: $1,160,137,287)		1,235,340,626

Other Assets, Less Liabilities — (0.9)%		(11,623,961)

Net Assets — 100.0%		$1,223,716,665

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,632,134	4,781,072	(b)	—	11,413,206	$11,420,054	$35,184	(c)	$(10,406)	$(158)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,300,000	14,000	(b)	—	1,314,000	1,314,000	27,685		—	—
iShares Core International Aggregate Bond ETF	1,852,126	267,407		(174,446)	1,945,087	108,691,462	981,301		457,798	967,344
iShares Core MSCI Emerging Markets ETF	865,109	212,955		(63,828)	1,014,236	51,310,199	1,248,332		336,952	16,292
iShares Core MSCI International Developed Markets ETF	2,840,257	652,023		(207,285)	3,284,995	186,456,316	2,594,446		1,010,342	7,725,849
iShares Core S&P 500 ETF	714,738	101,128		(95,864)	720,002	232,733,447	2,573,387		7,529,052	10,022,329
iShares Core S&P Mid-Cap ETF	75,870	15,549		(5,435)	85,984	17,236,353	145,866		310,647	68,011
iShares Core S&P Small-Cap ETF	82,019	15,894		(5,833)	92,080	7,410,598	62,433		80,980	38,574
iShares Core Total USD Bond Market ETF	11,068,790	1,600,140		(1,013,850)	11,655,080	618,768,197	8,755,593		2,290,372	13,851,655

						$1,235,340,626	$16,424,227		$12,005,737	$32,689,896

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core Moderate Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,222,606,572	$—	$—	$1,222,606,572
Money Market Funds	12, 734,054	—	—	12,734,054

	$1,235,340,626	$—	$—	$1,235,340,626

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 8.0%
iShares Core High Dividend ETF(a)	32,892	$3,092,506
iShares Preferred and Income Securities ETF(a)(b)	554,777	21,170,290
iShares Select Dividend ETF(a)	94,749	9,831,156

		34,093,952

Domestic Real Estate — 15.6%
iShares Mortgage Real Estate ETF(a)	1,432,444	66,049,993

International Equity — 16.6%
iShares Emerging Markets Dividend ETF(a)(b)	884,428	34,023,945
iShares International Select Dividend ETF(a)(b)	1,099,082	36,324,660

		70,348,605

International Fixed Income — 23.1%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(b) .	778,687	33,911,819
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	553,049	64,142,623

		98,054,442

Investment Grade Bonds — 16.9%
iShares Intermediate-Term Corporate Bond ETF(a)(b)	112,253	6,650,990
iShares Long-Term Corporate Bond ETF(a)(b)	935,422	64,777,974

		71,428,964

Non-Investment Grade Bonds — 19.8%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	956,075	83,685,245

Total Investment Companies — 100.0% (Cost: $416,117,578)		423,661,201

Security	Shares	Value

Short-Term Investments

Money Market Funds — 30.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,	129,836,547	$129,914,449
1.78%(a)(c)(d)
BlackRock Cash Funds: Treasury, SL Agency Shares,	115,000	115,000
1.50%(a)(c)

		130,029,449

Total Short-Term Investments — 30.7% (Cost: $129,999,182)		130,029,449

Total Investments in Securities — 130.7% (Cost: $546,116,760)		553,690,650

Other Assets, Less Liabilities — (30.7)%		(129,922,848)

Net Assets — 100.0%		$423,767,802

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares .	79,643,936	50,192,611	(b)	—	129,836,547	$129,914,449	$247,928	(c)	$1,602	$7,753
BlackRock Cash Funds: Treasury, SL Agency Shares	59,000	56,000	(b)	—	115,000	115,000	3,464		—	—
iShares Core High Dividend ETF	84,893	33,819		(85,820)	32,892	3,092,506	24,922		23,117	(213,544)
iShares Emerging Markets Dividend ETF	—	1,143,695		(259,267)	884,428	34,023,945	1,128,587		132,944	246,488
iShares Floating Rate Bond ETF	—	335,575		(335,575)	—	—	128,323		(6,447)	—
iShares iBoxx $ High Yield Corporate Bond ETF	778,257	234,394		(56,576)	956,075	83,685,245	1,797,889		(21,616)	548,412
iShares Intermediate-Term Corporate Bond ETF	726,016	122,920		(736,683)	112,253	6,650,990	138,228		3,257,860	(2,122,975)
iShares International Select Dividend ETF	1,648,268	344,254		(893,440)	1,099,082	36,324,660	648,909		(3,388,432)	5,884,025
iShares J.P. Morgan EM Local Currency Bond ETF	774,389	184,884		(180,586)	778,687	33,911,819	1,482,417		(609,170)	(1,630,408)
iShares J.P. Morgan USD Emerging Markets Bond ETF	457,724	143,045		(47,720)	553,049	64,142,623	1,223,402		82,509	1,280,059
iShares Long-Term Corporate Bond ETF	162,685	822,009		(49,272)	935,422	64,777,974	678,060		214,148	2,354,056
iShares Mortgage Real Estate ETF	1,175,821	381,571		(124,948)	1,432,444	66,049,993	1,743,523		204,235	5,007,310
iShares Preferred and Income Securities ETF	456,832	135,361		(37,416)	554,777	21,170,290	482,592		25,191	430,336
iShares Select Dividend ETF	92,898	35,486		(33,635)	94,749	9,831,156	183,449		114,352	279,796

						$553,690,650	$9,911,693		$30,293	$12,071,308

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Morningstar Multi-Asset Income ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$423,661,201	$—	$—	$423,661,201
Money Market Funds	130,029,449	—	—	130,029,449

	$553,690,650	$—	$—	$553,690,650

See notes to financial statements.

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2020

	iShares Core Aggressive Allocation ETF	iShares Core Conservative Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Moderate Allocation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$1,040,309,623	$633,113,680	$1,503,117,153	$1,235,340,626
Cash	5,784	150	586	276
Cash pledged:
Futures contracts	44,000	—	—	—
Receivables:
Securities lending income — Affiliated	5,370	7,938	6,373	3,131
Capital shares sold	—	4,851	—	2,017
Dividends	1,665	826	2,375	1,786

Total assets	1,040,366,442	633,127,445	1,503,126,487	1,235,347,836

LIABILITIES
Collateral on securities loaned, at value	1,863,000	1,638,348	31,140,290	11,426,400
Payables:
Variation margin on futures contracts	19,719	—	—	—
Capital shares redeemed	—	14,453	4,794	6,012
Investment advisory fees	173,382	100,899	242,997	198,759

Total liabilities	2,056,101	1,753,700	31,388,081	11,631,171

NET ASSETS	$1,038,310,341	$631,373,745	$1,471,738,406	$1,223,716,665

NET ASSETS CONSIST OF:
Paid-in capital	$922,574,925	$592,980,464	$1,339,912,663	$1,138,851,701
Accumulated earnings	115,735,416	38,393,281	131,825,743	84,864,964

NET ASSETS	$1,038,310,341	$631,373,745	$1,471,738,406	$1,223,716,665

Shares outstanding	18,100,000	17,300,000	30,900,000	30,400,000

Net asset value	$57.37	$36.50	$47.63	$40.25

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,831,605	$1,608,627	$30,600,684	$11,233,844
(b) Investments, at cost — Affiliated	$932,576,698	$599,175,853	$1,381,392,422	$1,160,137,287

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2020

iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$553,690,650
Cash	196
Receivables:
Investments sold	127,958
Securities lending income — Affiliated	47,073
Dividends	112

Total assets	553,865,989

LIABILITIES
Collateral on securities loaned, at value	129,881,644
Payables:
Capital shares redeemed	137,917
Investment advisory fees	78,626

Total liabilities	130,098,187

NET ASSETS	$423,767,802

NET ASSETS CONSIST OF:
Paid-in capital	$426,506,516
Accumulated loss	(2,738,714)

NET ASSETS	$423,767,802

Shares outstanding	16,500,000

Net asset value	$25.68

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$126,544,400
(b) Investments, at cost — Affiliated	$546,116,760

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended January 31, 2020

	iShares Core Aggressive Allocation ETF	iShares Core Conservative Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Moderate Allocation ETF

INVESTMENT INCOME
Dividends — Affiliated	$13,687,056	$8,072,743	$19,241,607	$16,389,043
Securities lending income — Affiliated — net	44,943	54,058	149,821	35,184

Total investment income	13,731,999	8,126,801	19,391,428	16,424,227

EXPENSES
Investment advisory fees	1,246,688	738,379	1,742,985	1,479,376

Total expenses	1,246,688	738,379	1,742,985	1,479,376
Less:
Investment advisory fees waived	(284,997)	(182,302)	(410,957)	(359,431)

Total expenses after fees waived	961,691	556,077	1,332,028	1,119,945

Net investment income	12,770,308	7,570,724	18,059,400	15,304,282

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	32,230	(37,871)	125,325	27,078
In-kind redemptions — Affiliated	10,734,778	5,678,631	13,281,629	11,967,047
Capital gain distributions from underlying funds — Affiliated	3,197	6,710	8,941	11,612
Futures contracts	119,335	—	—	—

Net realized gain	10,889,540	5,647,470	13,415,895	12,005,737

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	39,420,399	14,873,867	47,535,800	32,689,896
Futures contracts	4,331	—	—	—

Net change in unrealized appreciation (depreciation)	39,424,730	14,873,867	47,535,800	32,689,896

Net realized and unrealized gain	50,314,270	20,521,337	60,951,695	44,695,633

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$63,084,578	$28,092,061	$79,011,095	$59,999,915

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2020

iShares Morningstar Multi-Asset Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$9,663,765
Securities lending income — Affiliated — net	247,928

Total investment income	9,911,693

EXPENSES
Investment advisory fees	480,774

Total expenses	480,774
Less:
Investment advisory fees waived	(64,402)

Total expenses after fees waived	416,372

Net investment income	9,495,321

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(917,158)
In-kind redemptions — Affiliated	947,451

Net realized gain	30,293

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	12,071,308

Net change in unrealized appreciation (depreciation)	12,071,308

Net realized and unrealized gain	12,101,601

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,596,922

See notes to financial statements.

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Core Aggressive Allocation ETF		iShares Core Conservative Allocation ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$12,770,308	$22,314,072	$7,570,724	$14,134,679
Net realized gain	10,889,540	29,319,269	5,647,470	8,063,442
Net change in unrealized appreciation (depreciation)	39,424,730	(16,970,485)	14,873,867	9,666,276

Net increase in net assets resulting from operations	63,084,578	34,662,856	28,092,061	31,864,397

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(12,960,519)	(22,465,318)	(7,750,299)	(14,216,890)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	39,290,408	39,456,615	81,967,718	39,695,501

NET ASSETS
Total increase in net assets	89,414,467	51,654,153	102,309,480	57,343,008
Beginning of period	948,895,874	897,241,721	529,064,265	471,721,257

End of period	$1,038,310,341	$948,895,874	$631,373,745	$529,064,265

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets  (continued)

	iShares Core Growth Allocation ETF		iShares Core Moderate Allocation ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,059,400	$31,881,589	$15,304,282	$28,530,502
Net realized gain	13,415,895	29,512,162	12,005,737	23,903,940
Net change in unrealized appreciation (depreciation)	47,535,800	2,954,345	32,689,896	12,654,083

Net increase in net assets resulting from operations	79,011,095	64,348,096	59,999,915	65,088,525

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(18,228,479)	(32,096,022)	(15,615,608)	(28,700,097)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	100,696,851	159,280,104	72,376,141	161,333,527

NET ASSETS
Total increase in net assets	161,479,467	191,532,178	116,760,448	197,721,955
Beginning of period	1,310,258,939	1,118,726,761	1,106,956,217	909,234,262

End of period	$1,471,738,406	$1,310,258,939	$1,223,716,665	$1,106,956,217

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Morningstar Multi-Asset Income ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,495,321	$15,958,377
Net realized gain	30,293	2,134,926
Net change in unrealized appreciation (depreciation)	12,071,308	(516,009)

Net increase in net assets resulting from operations	21,596,922	17,577,294

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(9,916,916)	(16,652,386)
Return of capital	—	(67,126)

Decrease in net assets resulting from distributions to shareholders	(9,916,916)	(16,719,512)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	70,194,514	16,417,034

NET ASSETS
Total increase in net assets	81,874,520	17,274,816
Beginning of period	341,893,282	324,618,466

End of period	$423,767,802	$341,893,282

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$54.53		$54.21	$52.49	$47.02	$47.33	$45.81

Net investment income(a)	0.72		1.29	1.06	1.09	1.05	1.05
Net realized and unrealized gain (loss)(b)	2.84		0.28	3.51	5.40	(0.38)	1.47

Net increase from investment operations	3.56		1.57	4.57	6.49	0.67	2.52

Distributions(c)
From net investment income	(0.72)		(1.25)	(1.05)	(1.02)	(0.98)	(1.00)
From net realized gain	—		—	(1.80)	—	—	—

Total distributions	(0.72)		(1.25)	(2.85)	(1.02)	(0.98)	(1.00)

Net asset value, end of period	$57.37		$54.53	$54.21	$52.49	$47.02	$47.33

Total Return
Based on net asset value	6.55	%(d)	2.99%	8.84%	13.99%	1.53%	5.54%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.19	%(f)	0.19%	0.18%	0.16%	0.11%	0.11%

Net investment income	2.56	%(f)	2.44%	1.97%	2.23%	2.33%	2.24%

Supplemental Data
Net assets, end of period (000)	$1,038,310		$948,896	$897,242	$692,880	$444,366	$376,267

Portfolio turnover rate(g)(h)	2	%(d)	4%	40%	1%	6%	58%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$35.27		$34.18	$34.19	$33.34	$32.51	$32.54

Net investment income(a)	0.46		0.98	0.70	0.74	0.65	0.66
Net realized and unrealized gain (loss)(b)	1.24		1.08	0.33	0.84	0.83	(0.03)

Net increase from investment operations	1.70		2.06	1.03	1.58	1.48	0.63

Distributions(c)
From net investment income	(0.47)		(0.97)	(0.72)	(0.73)	(0.65)	(0.66)
From net realized gain	—		—	(0.32)	—	—	—

Total distributions	(0.47)		(0.97)	(1.04)	(0.73)	(0.65)	(0.66)

Net asset value, end of period	$36.50		$35.27	$34.18	$34.19	$33.34	$32.51

Total Return
Based on net asset value	4.86	%(d)	6.17%	3.05%	4.84%	4.65%	1.93%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.19	%(f)	0.19%	0.18%	0.14%	0.11%	0.11%

Net investment income	2.56	%(f)	2.87%	2.04%	2.22%	2.04%	2.02%

Supplemental Data
Net assets, end of period (000)	$631,374		$529,064	$471,721	$398,334	$288,375	$243,851

Portfolio turnover rate(g)(h)	1	%(d)	3%	41%	2%	12%	83%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$45.57		$44.84	$44.08	$40.81	$40.53	$39.50

Net investment income(a)	0.61		1.16	0.88	0.94	0.90	0.91
Net realized and unrealized gain(b)	2.05		0.69	1.96	3.22	0.19	0.98

Net increase from investment operations	2.66		1.85	2.84	4.16	1.09	1.89

Distributions(c)
From net investment income	(0.60)		(1.12)	(0.90)	(0.89)	(0.81)	(0.86)
From net realized gain	—		—	(1.18)	—	—	—

Total distributions	(0.60)		(1.12)	(2.08)	(0.89)	(0.81)	(0.86)

Net asset value, end of period	$47.63		$45.57	$44.84	$44.08	$40.81	$40.53

Total Return
Based on net asset value	5.87	%(d)	4.24%	6.53%	10.33%	2.80%	4.82%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.19	%(f)	0.19%	0.18%	0.15%	0.11%	0.11%

Net investment income	2.59	%(f)	2.63%	1.96%	2.26%	2.31%	2.25%

Supplemental Data
Net assets, end of period (000)	$1,471,738		$1,310,259	$1,118,727	$1,029,196	$763,086	$455,946

Portfolio turnover rate(g)(h)	2	%(d)	4%	44%	2%	11%	75%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$38.77		$37.73	$37.48	$35.89	$35.19	$34.99

Net investment income(a)	0.51		1.05	0.77	0.81	0.73	0.74
Net realized and unrealized gain(b)	1.48		0.99	0.80	1.54	0.66	0.17

Net increase from investment operations	1.99		2.04	1.57	2.35	1.39	0.91

Distributions(c)
From net investment income	(0.51)		(1.00)	(0.77)	(0.76)	(0.69)	(0.71)
From net realized gain	—		—	(0.55)	—	—	—

Total distributions	(0.51)		(1.00)	(1.32)	(0.76)	(0.69)	(0.71)

Net asset value, end of period	$40.25		$38.77	$37.73	$37.48	$35.89	$35.19

Total Return
Based on net asset value	5.17	%(d)	5.52%	4.24%	6.66%	4.03%	2.62%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.19	%(f)	0.19%	0.18%	0.15%	0.11%	0.11%

Net investment income	2.59	%(f)	2.80%	2.03%	2.24%	2.13%	2.10%

Supplemental Data
Net assets, end of period (000)	$1,223,717		$1,106,956	$909,234	$736,575	$531,165	$360,717

Portfolio turnover rate(g)(h)	2	%(d)	4%	40%	2%	12%	83%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$24.96		$24.87	$25.63	$25.10	$24.64	$26.28

Net investment income(a)	0.62		1.25	1.17	1.12	1.04	1.23
Net realized and unrealized gain (loss)(b)	0.74		0.16	(0.71)	0.58	0.65	(1.38)

Net increase (decrease) from investment operations	1.36		1.41	0.46	1.70	1.69	(0.15)

Distributions(c)
From net investment income	(0.64)		(1.31)	(1.22)	(1.15)	(1.04)	(1.24)
From net realized gain	—		—	—	—	(0.06)	(0.25)
Return of capital	—		(0.01)	—	(0.02)	(0.13)	—

Total distributions	(0.64)		(1.32)	(1.22)	(1.17)	(1.23)	(1.49)

Net asset value, end of period	$25.68		$24.96	$24.87	$25.63	$25.10	$24.64

Total Return
Based on net asset value	5.55	%(d)	5.92%	1.85%	7.01%	7.26%	(0.67)%

Ratios to Average Net Assets
Total expenses(e)	0.25	%(f)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived(e)	0.22	%(f)	0.23%	0.24%	0.24%	0.24%	0.24%

Net investment income	4.94	%(f)	5.14%	4.65%	4.48%	4.35%	4.77%

Supplemental Data
Net assets, end of period (000)	$423,768		$341,893	$324,618	$329,325	$238,477	$257,464

Portfolio turnover rate(g)(h)	31	%(d)	50%	64%	51%	35%	47%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying funds in which the Fund is invested. See each underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Aggressive Allocation	Diversified
Core Conservative Allocation	Diversified
Core Growth Allocation	Diversified
Core Moderate Allocation	Diversified
Morningstar Multi-Asset Income	Diversified

Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund,” collectively, the “underlying funds”). The financial statements and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements  (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Core Aggressive Allocation
BofA Securities, Inc	$1,831,605	$1,831,605	$—	$—

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Core Conservative Allocation
BofA Securities, Inc.	$1,608,627	$1,608,627	$—	$—

Core Growth Allocation
BofA Securities, Inc.	$30,310,108	$30,310,108	$—	$—
JPMorgan Securities LLC	284,988	284,988	—	—
UBS Securities LLC	5,588	5,588	—	—

	$30,600,684	$30,600,684	$—	$—

Core Moderate Allocation
BofA Securities, Inc.	$8,897,884	$8,897,884	$—	$—
Citigroup Global Markets Inc.	5,309	5,309	—	—
JPMorgan Securities LLC	2,245,707	2,245,707	—	—
UBS Securities LLC	5,309	5,309	—	—
Virtu Americas LLC	79,635	79,635	—	—

	$11,233,844	$11,233,844	$—	$—

Morningstar Multi-Asset Income
Barclays Bank PLC	$2,761,220	$2,761,220	$—	$—
Barclays Capital Inc.	1,334,909	1,334,909	—	—
BofA Securities, Inc.	51,347,748	51,347,748	—	—
Credit Suisse AG Dublin Branch	11,850	11,850	—	—
Deutsche Bank Securities Inc.	112,370	112,370	—	—
Jefferies LLC	4,720,392	4,720,392	—	—
JPMorgan Securities LLC	11,303,025	11,303,025	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	505,665	505,665	—	—
National Financial Services LLC	3,323,736	3,323,736	—	—
Nomura Securities International Inc.	1,295,444	1,295,444	—	—
RBC Capital Markets LLC	859,125	859,125	—	—
UBS Securities LLC	6,925	6,925	—	—
Virtu Americas LLC	91,455	91,455	—	—
Wells Fargo Bank, National Association	1,507,740	1,507,740	—	—
Wells Fargo Securities LLC	47,362,796	47,362,796	—	—

	$126,544,400	$126,544,400	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases

NOTES TO FINANCIAL STATEMENTS	33

Notes to Financial Statements  (unaudited) (continued)

due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses.

For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2021, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the iShares Morningstar Multi-Asset Income ETF, BFAhas contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2019, each Fund retained 80% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core Aggressive Allocation	$11,149
Core Conservative Allocation	13,044
Core Growth Allocation	36,782
Core Moderate Allocation	10,302
Morningstar Multi-Asset Income	77,702

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends — affiliated in the statement of operations.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core Aggressive Allocation	$19,221,059	$19,558,044
Core Conservative Allocation	7,041,067	8,206,140
Core Growth Allocation	25,257,578	27,314,360
Core Moderate Allocation	17,748,316	19,542,850
Morningstar Multi-Asset Income	116,912,162	116,305,678

For the six months ended January 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Aggressive Allocation	$81,097,046	$41,717,033
Core Conservative Allocation	132,233,481	49,362,255
Core Growth Allocation	168,133,530	65,605,664
Core Moderate Allocation	163,568,838	89,674,763
Morningstar Multi-Asset Income	89,962,488	20,119,245

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core Aggressive Allocation	$1,011,138
Core Conservative Allocation	295,466
Core Growth Allocation	1,085,386
Core Moderate Allocation	895,034
Morningstar Multi-Asset Income	8,945,449

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Aggressive Allocation	$934,266,729	$108,133,060	$(2,085,835)	$106,047,225
Core Conservative Allocation	599,892,829	33,937,827	(716,976)	33,220,851
Core Growth Allocation	1,383,452,840	121,724,731	(2,060,418)	119,664,313
Core Moderate Allocation	1,161,275,039	75,203,339	(1,137,752)	74,065,587
Morningstar Multi-Asset Income	547,092,613	11,103,037	(4,505,000)	6,598,037

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Core Aggressive Allocation
Shares sold	1,450,000	$81,249,324	5,800,000	$292,933,042
Shares redeemed	(750,000)	(41,958,916)	(4,950,000)	(253,476,427)

Net increase	700,000	$39,290,408	850,000	$39,456,615

Core Conservative Allocation
Shares sold	3,700,000	$132,407,249	6,000,000	$200,289,034
Shares redeemed	(1,400,000)	(50,439,531)	(4,800,000)	(160,593,533)

Net increase	2,300,000	$81,967,718	1,200,000	$39,695,501

Core Growth Allocation
Shares sold	3,600,000	$168,519,404	11,400,000	$487,932,915
Shares redeemed	(1,450,000)	(67,822,553)	(7,600,000)	(328,652,811)

Net increase	2,150,000	$100,696,851	3,800,000	$159,280,104

Core Moderate Allocation
Shares sold	4,150,000	$163,993,242	15,050,000	$550,284,776
Shares redeemed	(2,300,000)	(91,617,101)	(10,600,000)	(388,951,249)

Net increase	1,850,000	$72,376,141	4,450,000	$161,333,527

Morningstar Multi-Asset Income
Shares sold	3,600,000	$90,455,790	2,900,000	$71,121,752
Shares redeemed	(800,000)	(20,261,276)	(2,250,000)	(54,704,718)

Net increase	2,800,000	$70,194,514	650,000	$16,417,034

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	37

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation ETF, iShares Core Moderate Allocation ETF and iShares Morningstar Multi-Asset Income ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core Aggressive Allocation(a)	$0.670146	$—	$0.052923	$0.723069	93%	—%	7%	100%
Core Conservative Allocation(a)	0.459500	—	0.013129	0.472629	97	—	3	100
Core Growth Allocation(a)	0.567845	—	0.033302	0.601147	94	—	6	100
Core Moderate Allocation(a)	0.493447	—	0.018987	0.512434	96	—	4	100
Morningstar Multi-Asset Income(a)	0.614525	—	0.028191	0.642716	96	—	4	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	39

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-704-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

● iShares Edge MSCI Min Vol EAFE ETF | EFAV | Cboe BZX

● iShares Edge MSCI Min Vol Europe ETF | EUMV | NYSE Arca

● iShares Edge MSCI Min Vol Japan ETF | JPMV | NYSE Arca

● iShares Edge MSCI Min Vol USA ETF | USMV | Cboe BZX

● iShares Edge MSCI Min Vol USA Small-Cap ETF | SMMV | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® Edge MSCI Min Vol EAFE ETF

Investment Objective

The iShares Edge MSCI Min Vol EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.41%	12.06%	6.48%	8.23%	12.06%	36.85%	92.59%
Fund Market	6.35	11.31	6.38	8.15	11.31	36.25	91.41
Index	6.51	12.04	6.52	8.30	12.04	37.17	93.66

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,064.10	$1.04		$1,000.00	$1,024.10	$1.02		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	17.5%
Consumer Staples	16.2
Industrials	15.5
Communication Services	10.2
Health Care	10.1
Utilities	8.9
Real Estate	8.7
Consumer Discretionary	7.8
Materials	2.3
Information Technology	2.0
Energy	0.8

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
Japan	28.9%
Switzerland	13.8
United Kingdom	11.9
Hong Kong	8.3
Australia	6.6
France	6.4
Germany	4.2
Singapore	3.7
Denmark	2.5
Belgium	2.5

F u n d S u m m a r y	3

Fund Summary as of January 31, 2020	iShares® Edge MSCI Min Vol Europe ETF

Investment Objective

The iShares Edge MSCI MinVol Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader European developed equity markets, as represented by the MSCI Europe Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	9.27%	17.31%	5.86%	4.29%	17.31%	32.94%	26.89%
Fund Market	9.91	17.58	5.82	4.31	17.58	32.67	26.99
Index	9.43	17.41	5.89	4.36	17.41	33.11	27.33

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,092.70	$1.32		$1,000.00	$1,023.90	$1.27		0.25%

(a)       Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	18.6%
Consumer Staples	18.4
Health Care	14.4
Industrials	10.8
Utilities	9.9
Communication Services	9.0
Real Estate	6.8
Consumer Discretionary	4.8
Materials	3.5
Energy	2.8
Information Technology	1.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION
Country/Geographic Region	Percent of Total Investments(a)
United Kingdom	21.6%
Switzerland	20.3
France	13.0
Germany	11.6
Netherlands	5.6
Denmark	5.5
Spain	5.0
Belgium	4.4
Finland.	3.2
Norway	2.9

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Edge MSCI Min Vol Japan ETF

Investment Objective

The iShares Edge MSCI Min Vol Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Japanese equities that, in the aggregate, have lower volatility characteristics relative to the broader Japanese equity markets, as represented by the MSCI Japan Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	7.81%	6.66%	7.35%	7.36%	6.66%	42.56%	49.55%
Fund Market	6.91	5.08	7.26	7.09	5.08	41.99	47.41
Index	7.97	6.89	7.60	7.57	6.89	44.22	51.08

The inception date of the Fund was 6/3/14. The first day of secondary market trading was 6/5/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,078.10	$1.57		$1,000.00	$1,023.60	$1.53		0.30%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	22.4%
Consumer Discretionary	18.2
Consumer Staples	13.2
Financials	10.4
Real Estate	9.6
Communication Services	7.7
Information Technology	7.0
Health Care	5.4
Utilities	5.3
Materials	0.8

(a)	Excludes money market funds.
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Japan Real Estate Investment Corp.	1.7%
NTT DOCOMO Inc.	1.6
Nippon Building Fund Inc.	1.6
Nippon Telegraph & Telephone Corp.	1.5
West Japan Railway Co.	1.5
KDDI Corp.	1.5
Secom Co. Ltd.	1.5
Japan Post Holdings Co. Ltd.	1.5
Oriental Land Co. Ltd.	1.5
Toyota Motor Corp.	1.5

F u n d S u m m a r y	5

Fund Summary as of January 31, 2020	iShares® Edge MSCI Min Vol USA ETF

Investment Objective

The iShares Edge MSCI Min Vol USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	8.13%	23.60%	13.05%	14.78%	23.60%	84.69%	213.53%
Fund Market	8.11	23.54	13.04	14.78	23.54	84.57	213.47
Index	8.21	23.81	13.24	14.97	23.81	86.18	217.67

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,081.30	$0.78		$1,000.00	$1,024.40	$0.76		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	18.0%
Financials	16.0
Consumer Staples	12.1
Health Care	10.9
Utilities	8.9
Consumer Discretionary	8.2
Real Estate	8.1
Industrials	7.1
Communication Services	5.6
Materials	3.0
Energy	2.1

(a)	Excludes money market funds.
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Newmont Corp.	1.7%
NextEra Energy Inc.	1.6
Coca-Cola Co. (The)	1.6
Visa Inc., Class A	1.6
McDonald's Corp.	1.6
PepsiCo Inc.	1.5
Waste Management Inc.	1.5
Republic Services Inc.	1.5
Verizon Communications Inc.	1.4
Yum! Brands Inc.	1.4

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Edge MSCI Min Vol USA Small-Cap ETF

Investment Objective

The iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.63%	15.62%	12.44%	15.62%	49.04%
Fund Market	4.56	15.46	12.46	15.46	49.12
Index	4.73	15.88	12.71	15.88	50.17

The inception date of the Fund was 9/7/16. The first day of secondary market trading was 9/9/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,046.30	$1.03		$1,000.00	$1,024.10	$1.02		0.20%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	20.1%
Real Estate	15.9
Information Technology	10.3
Industrials	9.9
Consumer Discretionary	9.7
Utilities	8.4
Health Care	8.2
Consumer Staples	7.9
Materials	5.5
Communication Services	3.8
Energy	0.3

(a)	Excludes money market funds.
TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Royal Gold Inc.	1.5%
Blackstone Mortgage Trust Inc., Class A	1.3
IDACORP Inc.	1.2
Flowers Foods Inc.	1.2
Life Storage Inc.	1.2
Equity Commonwealth	1.2
Portland General Electric Co.	1.1
Hanover Insurance Group Inc. (The)	1.1
Apartment Investment & Management Co., Class A	1.1
CubeSmart	1.1

F u n d S u m m a r y	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Edge MSCI Min Vol EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Aurizon Holdings Ltd.	12,042,215	$43,613,572
AusNet Services	12,135,467	14,379,632
Australia & New Zealand Banking Group Ltd.	856,086	14,757,495
Brambles Ltd.	1,489,239	12,591,740
Caltex Australia Ltd.	629,014	14,477,187
Coca-Cola Amatil Ltd.	2,136,900	17,137,956
Cochlear Ltd.	52,671	8,500,270
Commonwealth Bank of Australia	1,158,425	66,119,759
Crown Resorts Ltd.	2,902,360	22,732,916
CSL Ltd.	172,676	36,072,329
Dexus	1,130,025	9,622,616
GPT Group (The)	2,943,016	11,821,209
Harvey Norman Holdings Ltd.	2,223,810	6,297,324
Insurance Australia Group Ltd.	3,804,363	18,031,557
Medibank Pvt Ltd.	7,617,174	15,807,878
National Australia Bank Ltd.	852,422	14,757,106
Newcrest Mining Ltd.	2,174,137	42,980,193
Ramsay Health Care Ltd.	287,012	15,217,498
Scentre Group	5,794,961	14,974,621
Sonic Healthcare Ltd.	2,981,120	63,204,141
Suncorp Group Ltd.	1,269,749	10,931,427
Sydney Airport	5,480,509	30,782,286
Telstra Corp. Ltd.	12,362,243	31,779,460
Transurban Group	6,041,262	63,495,849
Vicinity Centres	3,559,829	6,053,142
Wesfarmers Ltd.	3,461,920	104,777,865
Westpac Banking Corp.	1,575,796	26,499,498
Woolworths Group Ltd.	4,426,094	123,973,916
		861,390,442
Belgium — 2.5%
Ageas	567,399	31,294,963
Colruyt SA	992,405	49,655,223
Groupe Bruxelles Lambert SA	1,109,364	111,530,937
Proximus SADP	2,529,552	72,099,593
UCB SA	628,515	57,866,921
		322,447,637
Denmark — 2.5%
Carlsberg A/S, Class B	402,030	58,807,921
Chr Hansen Holding A/S	83,125	6,197,995
Coloplast A/S, Class B	521,020	65,751,892
DSV Panalpina A/S	57,937	6,302,888
H Lundbeck A/S	230,569	9,806,282
Novo Nordisk A/S, Class B	1,253,127	76,655,503
Orsted A/S(a)	393,369	42,934,088
Tryg A/S	2,145,105	65,021,015
		331,477,584
Finland — 1.5%
Elisa OYJ	1,475,491	88,853,479
Neste OYJ	188,873	7,510,011
Nokia OYJ	3,101,290	12,095,995
Sampo OYJ, Class A	2,042,272	92,498,877
		200,958,362
France — 6.3%
Aeroports de Paris	292,366	55,404,012
Air Liquide SA	467,388	67,723,204
Alstom SA	617,265	32,793,511
Covivio	137,891	16,381,322

Security	Shares	Value

France (continued)
Danone SA	738,047	$59,216,240
EssilorLuxottica SA	323,094	48,068,595
Eurazeo SE	93,998	6,739,709
Getlink SE	1,604,786	28,365,867
Hermes International	148,383	111,258,802
L'Oreal SA	181,823	50,756,916
Orange SA	6,307,877	89,511,954
Pernod Ricard SA	278,679	48,332,229
Sanofi	1,058,528	101,997,652
SCOR SE	366,283	15,599,310
Sodexo SA	412,795	43,275,670
Thales SA	318,627	35,034,832
TOTAL SA	458,684	22,439,509
		832,899,334

Germany — 4.2%
adidas AG	46,909	14,857,189
Beiersdorf AG	568,797	64,546,915
Deutsche Boerse AG	240,743	39,231,683
Deutsche Telekom AG, Registered	7,520,218	121,725,051
Fraport AG Frankfurt Airport Services Worldwide	82,014	6,120,394
Hannover Rueck SE	445,255	86,597,263
Henkel AG & Co. KGaA	283,476	26,231,372
Merck KGaA	382,887	49,178,162
METRO AG	369,816	5,161,811
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	338,468	99,886,552
Siemens Healthineers AG(a)	335,566	15,797,221
Symrise AG	87,351	8,996,815
Telefonica Deutschland Holding AG	2,092,406	6,337,294
		544,667,722

Hong Kong — 8.3%
BOC Hong Kong Holdings Ltd.	3,743,000	12,508,963
CK Infrastructure Holdings Ltd.	7,923,500	55,613,176
CLP Holdings Ltd.	14,126,000	147,629,062
Dairy Farm International Holdings Ltd.	5,984,200	30,818,630
Hang Seng Bank Ltd.(b)	3,200,600	65,208,170
HK Electric Investments & HK Electric Investments Ltd.	47,212,500	47,182,707
HKT Trust & HKT Ltd.	67,179,349	100,705,434
Hong Kong & China Gas Co. Ltd.	67,395,201	129,844,841
Jardine Matheson Holdings Ltd.	1,072,700	59,974,657
Jardine Strategic Holdings Ltd.(b)	1,867,400	57,571,942
Link REIT	4,303,100	43,779,688
MTR Corp. Ltd.	19,006,248	107,454,608
PCCW Ltd.	75,612,000	44,695,885
Power Assets Holdings Ltd.	22,271,000	161,477,585
Yue Yuen Industrial Holdings Ltd.	9,241,500	25,767,038
		1,090,232,386

Ireland — 1.2%
Flutter Entertainment PLC	82,002	9,314,650
Kerry Group PLC, Class A	948,112	121,145,473
Kingspan Group PLC	347,651	21,440,104
		151,900,227

Israel — 1.8%
Azrieli Group Ltd.	82,622	6,109,589
Bank Hapoalim BM	6,237,804	53,813,937
Bank Leumi Le-Israel BM	9,195,570	66,477,855
Check Point Software Technologies Ltd.(c)	184,800	21,124,488
Elbit Systems Ltd.	50,467	7,756,386
Mizrahi Tefahot Bank Ltd.	2,025,641	55,398,281

S c h e d u l e o f I n v e s t m e n t	9

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Nice Ltd.(c)	121,773	$21,116,807
		231,797,343
Italy — 1.2%
Assicurazioni Generali SpA	2,251,673	43,904,883
Davide Campari-Milano SpA	701,474	6,786,472
Enel SpA	1,945,596	16,936,244
Recordati SpA	297,338	12,728,973
Snam SpA	10,061,007	53,930,665
Terna Rete Elettrica Nazionale SpA	2,363,860	16,493,192
		150,780,429
Japan — 28.8%
ABC-Mart Inc.	589,500	38,290,169
Ajinomoto Co. Inc.	1,458,200	24,284,274
ANA Holdings Inc.	2,047,900	64,695,388
Asahi Group Holdings Ltd.	778,700	36,540,741
Astellas Pharma Inc.	380,000	6,838,492
Bandai Namco Holdings Inc.	194,500	11,445,504
Bridgestone Corp.	737,700	26,551,347
Calbee Inc.	193,400	6,405,923
Canon Inc.	3,580,100	95,344,915
Central Japan Railway Co.	234,100	46,621,290
Chugai Pharmaceutical Co. Ltd.	281,700	29,278,503
Chugoku Electric Power Co. Inc. (The)	4,866,800	64,525,457
Daiwa House REIT Investment Corp.	31,479	84,081,473
East Japan Railway Co.	736,300	65,895,742
Fast Retailing Co. Ltd.	13,400	7,336,403
FUJIFILM Holdings Corp.	473,800	23,973,052
Hankyu Hanshin Holdings Inc.	486,000	20,043,548
Hikari Tsushin Inc.	96,300	23,998,367
Japan Airlines Co. Ltd.	2,044,300	58,376,238
Japan Post Bank Co. Ltd.	7,196,100	67,456,176
Japan Post Holdings Co. Ltd.	11,845,100	108,882,900
Japan Prime Realty Investment Corp.	13,970	64,575,080
Japan Real Estate Investment Corp.	21,144	154,310,135
Japan Retail Fund Investment Corp.	46,618	99,657,615
Japan Tobacco Inc.	2,631,000	56,219,920
Kamigumi Co. Ltd.	483,200	10,445,519
Kao Corp.	262,100	21,236,907
KDDI Corp.	1,970,700	59,474,648
Keihan Holdings Co. Ltd.	717,000	32,844,997
Keio Corp.	620,600	35,958,555
Keisei Electric Railway Co. Ltd.	308,500	11,299,949
Kintetsu Group Holdings Co. Ltd.	1,766,000	94,015,039
Kirin Holdings Co. Ltd.	452,300	10,067,572
Kyowa Kirin Co. Ltd.	350,200	8,355,558
Kyushu Electric Power Co. Inc.	1,443,400	11,985,607
Kyushu Railway Co.	2,418,800	80,005,517
Lawson Inc.	896,800	52,458,477
Maruichi Steel Tube Ltd.	226,200	6,386,234
McDonald's Holdings Co. Japan Ltd.	1,193,400	57,035,678
MEIJI Holdings Co. Ltd.	550,300	39,196,531
Mitsubishi Heavy Industries Ltd.	159,100	5,906,891
Mizuho Financial Group Inc.	58,078,800	87,076,671
MS&AD Insurance Group Holdings Inc.	317,000	10,695,844
Nagoya Railroad Co. Ltd.	2,302,200	68,289,643
NEC Corp.	1,257,800	57,096,240
NH Foods Ltd.	179,400	7,986,391
Nippon Building Fund Inc.	18,109	146,696,517
Nippon Prologis REIT Inc.	31,491	90,650,847

Security	Shares	Value

Japan (continued)
Nippon Telegraph & Telephone Corp.	3,476,000	$89,365,447
Nissin Foods Holdings Co. Ltd.	193,700	14,761,840
Nitori Holdings Co. Ltd.	268,600	42,092,273
Nomura Real Estate Master Fund Inc.	50,259	88,475,501
NTT DOCOMO Inc.	5,610,700	160,838,169
Odakyu Electric Railway Co. Ltd.	1,124,100	25,264,636
Olympus Corp.	416,300	6,854,153
Oracle Corp. Japan	110,600	9,734,963
Oriental Land Co. Ltd.	706,500	92,952,807
Orix JREIT Inc.	42,965	90,897,029
Osaka Gas Co. Ltd.	411,100	7,043,527
Pan Pacific International Holdings Corp.	1,293,200	21,083,032
Sankyo Co. Ltd.	798,400	27,181,769
Secom Co. Ltd.	927,000	83,073,774
Seibu Holdings Inc.	979,400	15,461,119
Sekisui House Ltd.	1,663,500	36,236,781
Seven & i Holdings Co. Ltd.	1,081,500	42,078,567
Seven Bank Ltd.	2,138,100	6,470,423
SG Holdings Co. Ltd.	253,800	5,444,342
Shimamura Co. Ltd.	356,600	27,176,417
Shimano Inc.(b)	88,700	13,797,869
Shionogi & Co. Ltd.	459,600	27,838,483
Softbank Corp.	2,067,600	28,538,355
Sohgo Security Services Co. Ltd.	157,100	8,276,431
Suntory Beverage & Food Ltd.	1,540,100	66,003,271
Takeda Pharmaceutical Co. Ltd.	448,100	17,475,838
Tobu Railway Co. Ltd.	1,301,900	46,485,704
Toho Co. Ltd.	359,200	13,405,582
Tokio Marine Holdings Inc.	382,900	21,143,668
Tokyo Gas Co. Ltd.	1,069,100	23,752,298
Tokyu Corp.	407,100	7,256,698
Toyo Suisan Kaisha Ltd.	1,346,700	57,155,695
United Urban Investment Corp.	52,264	93,692,810
USS Co. Ltd.	377,700	6,969,599
West Japan Railway Co.	1,181,200	101,069,786
Yamada Denki Co. Ltd.	11,292,400	57,407,505
Yamazaki Baking Co. Ltd.	452,800	8,723,037
		3,782,273,682
Netherlands — 1.8%
Heineken Holding NV	114,395	11,270,081
Heineken NV(b)	255,037	27,788,384
Koninklijke Ahold Delhaize NV	2,727,771	67,108,746
Koninklijke KPN NV	5,132,536	14,407,394
Koninklijke Vopak NV	298,083	15,981,639
Unilever NV	1,001,709	58,501,962
Wolters Kluwer NV	578,565	43,547,986
		238,606,192
New Zealand — 0.8%
Auckland International Airport Ltd.	6,122,138	34,270,791
Fisher & Paykel Healthcare Corp. Ltd.	827,086	12,471,293
Meridian Energy Ltd.	5,356,470	18,528,117
Ryman Healthcare Ltd.	883,073	9,423,716
Spark New Zealand Ltd.	10,124,121	30,531,500
		105,225,417
Norway — 1.2%
Gjensidige Forsikring ASA	1,093,973	23,854,778
Mowi ASA	975,361	23,299,973
Orkla ASA	5,613,621	54,200,815

10	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol EAFE ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Telenor ASA	2,801,706	$50,743,650
		152,099,216
Singapore — 3.7%
Ascendas REIT	4,869,436	11,237,983
CapitaLand Mall Trust	13,517,200	24,956,659
ComfortDelGro Corp. Ltd.	5,191,300	8,253,441
DBS Group Holdings Ltd.	1,764,700	32,801,259
Oversea-Chinese Banking Corp. Ltd.(b)	6,208,299	49,260,662
SATS Ltd.	12,090,700	40,393,869
Singapore Airlines Ltd.(b)	9,464,700	59,288,728
Singapore Exchange Ltd.	6,156,700	39,243,381
Singapore Technologies Engineering Ltd.	21,594,900	65,026,771
Singapore Telecommunications Ltd.	36,207,100	87,540,062
United Overseas Bank Ltd.	2,216,800	41,675,645
Wilmar International Ltd.	8,737,900	25,031,276
		484,709,736
Spain — 1.2%
Aena SME SA(a)	162,427	30,087,274
Endesa SA	2,433,873	66,810,106
Iberdrola SA	2,165,706	23,688,354
Iberdrola SA, New(c)	39,934	436,792
Red Electrica Corp. SA	1,859,900	37,172,689
		158,195,215
Sweden — 0.5%
ICA Gruppen AB	772,125	33,949,420
Telia Co. AB	8,263,873	35,366,442
		69,315,862
Switzerland — 13.7%
Alcon Inc.(c)	107,535	6,348,740
Baloise Holding AG, Registered	413,583	74,744,691
Barry Callebaut AG, Registered	19,771	43,787,502
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9,349	78,372,819
Chocoladefabriken Lindt & Spruengli AG, Registered	409	38,124,423
Geberit AG, Registered	66,207	34,955,264
Givaudan SA, Registered	44,474	146,640,386
Kuehne + Nagel International AG, Registered	310,037	50,148,553
Nestle SA, Registered	1,825,652	201,371,621
Novartis AG, Registered	1,574,013	148,792,333
Partners Group Holding AG	44,695	41,003,822
Roche Holding AG, NVS	642,823	216,151,691
SGS SA, Registered	2,448	7,084,212
Sonova Holding AG, Registered	114,070	28,598,814
Swiss Life Holding AG, Registered	188,655	94,948,558
Swiss Prime Site AG, Registered	589,138	71,958,584
Swiss Re AG	1,328,387	150,131,352
Swisscom AG, Registered	342,579	188,117,412
Zurich Insurance Group AG	429,918	178,618,013
		1,799,898,790
United Kingdom — 11.8%
Admiral Group PLC	2,155,150	64,176,373
Associated British Foods PLC	286,898	9,931,245
AstraZeneca PLC	740,394	72,457,324
BAE Systems PLC	5,120,795	42,620,977
Berkeley Group Holdings PLC	320,399	22,131,145
BP PLC	2,159,568	13,001,077
British American Tobacco PLC	302,997	13,410,216
Security	Shares	Value

United Kingdom (continued)
Bunzl PLC	682,169	$17,669,976
Coca-Cola European Partners PLC	806,728	42,441,960
Compass Group PLC	4,230,633	104,676,951
Croda International PLC	295,340	19,403,574
Diageo PLC	3,188,976	126,531,653
Direct Line Insurance Group PLC	17,088,079	76,091,181
Experian PLC	908,284	31,572,810
GlaxoSmithKline PLC	5,694,007	133,904,226
Halma PLC	324,430	9,010,875
HSBC Holdings PLC	8,559,580	62,260,928
Imperial Brands PLC	828,779	21,312,428
National Grid PLC	10,220,395	135,506,694
Reckitt Benckiser Group PLC	289,482	23,968,000
RELX PLC	3,590,206	95,267,459
Rentokil Initial PLC	1,104,113	6,796,915
Royal Dutch Shell PLC, Class A	1,117,841	29,388,251
RSA Insurance Group PLC	6,695,019	48,574,873
Sage Group PLC (The)	1,168,841	11,377,021
Severn Trent PLC	723,473	24,595,469
Smith & Nephew PLC	3,591,705	86,477,231
SSE PLC	2,274,309	45,224,755
Tesco PLC	4,306,763	14,016,949
Unilever PLC	1,324,434	79,148,990
United Utilities Group PLC	1,628,162	21,752,181
Vodafone Group PLC	8,704,601	17,131,292
Whitbread PLC	228,758	13,479,235
Wm Morrison Supermarkets PLC	7,982,494	19,145,737
		1,554,455,971
Total Common Stocks — 99.6% (Cost: $11,606,581,387)		13,063,331,547

Short-Term Investments
Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	45,005,861	45,032,865
BlackRock Cash Funds: Treasury, SL Agency Shares,1.50%(d)(e)	2,345,000	2,345,000
		47,377,865
Total Short-Term Investments — 0.3% (Cost: $47,368,287)		47,377,865
Total Investments in Securities — 99.9% (Cost: $11,653,949,674)		13,110,709,412
Other Assets, Less Liabilities — 0.1%		9,611,361
Net Assets — 100.0%		$13,120,320,773

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t	11

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol EAFE ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,116,433	(110,572)	45,005,861	$45,032,865	$160,252	(b)	$2,650	$(1,323)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,645,000	(300,000)	2,345,000	2,345,000	51,168		—	—
				$47,377,865	$211,420		$2,650	$(1,323)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	118	03/19/20	$13,733	$277,806
Euro STOXX 50 Index	341	03/20/20	13,752	(463,490)
FTSE 100 Index	92	03/20/20	8,753	(366,982)
TOPIX Index	103	03/12/20	15,956	(505,037)
				$(1,057,703)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$277,806
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,335,509

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$7,445,288

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,363,638)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$66,008,254

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol EAFE ETF
January 31, 2020

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$13,062,894,755	$436,792	$—	$13,063,331,547
Money Market Funds	47,377,865	—	—	47,377,865
	$13,110,272,620	$436,792	$—	$13,110,709,412
Derivative financial instruments(a)
Assets
Futures Contracts	$277,806	$—	$—	$277,806
Liabilities
Futures Contracts	(1,335,509)	—	—	(1,335,509)
	$(1,057,703)	$—	$—	$(1,057,703)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t	13

Schedule of Investments (unaudited)	iShares® Edge MSCI Min Vol Europe ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.1%
Verbund AG	275	$14,543
Belgium — 4.4%
Ageas	3,439	189,678
Colruyt SA	3,314	165,817
Groupe Bruxelles Lambert SA	3,683	370,274
Proximus SADP	8,703	248,061
Telenet Group Holding NV	495	23,029
UCB SA	2,705	249,047
		1,245,906
Denmark — 5.5%
Carlsberg A/S, Class B	1,708	249,842
Chr Hansen Holding A/S	648	48,316
Coloplast A/S, Class B	2,482	313,225
DSV Panalpina A/S	708	77,022
H Lundbeck A/S	1,180	50,186
ISS A/S	1,159	28,136
Novo Nordisk A/S, Class B	6,624	405,199
Orsted A/S(a)	1,604	175,068
Tryg A/S	7,257	219,969
		1,566,963
Finland — 3.2%
Elisa OYJ	5,048	303,989
Fortum OYJ	2,302	55,766
Kone OYJ, Class B	1,142	73,732
Neste OYJ	1,031	40,995
Nokia OYJ	9,104	35,508
Orion OYJ, Class B	306	14,470
Sampo OYJ, Class A	8,512	385,527
		909,987
France — 12.9%
Aeroports de Paris	927	175,669
Air Liquide SA	1,769	256,323
Alstom SA	1,505	79,956
BioMerieux	284	28,153
Covivio	2,891	343,448
Danone SA	2,362	189,512
Dassault Systemes SE	180	31,258
EssilorLuxottica SA	1,098	163,356
Gecina SA	1,022	192,992
Getlink SE	9,046	159,895
Hermes International	486	364,407
ICADE	698	77,971
Klepierre SA	871	29,662
L'Oreal SA	664	185,359
Orange SA.	22,500	319,286
Pernod Ricard SA	1,181	204,825
Sanofi	4,127	397,670
SCOR SE	853	36,328
Sodexo SA	1,210	126,851
Suez	987	16,221
Thales SA	1,040	114,354
TOTAL SA	2,572	125,826
Unibail-Rodamco-Westfield	88	11,956
Vinci SA	294	32,646
Vivendi SA	477	13,088
		3,677,012
Security	Shares	Value

Germany — 11.6%
adidas AG	324	$102,619
Allianz SE, Registered	996	238,248
Aroundtown SA	14,495	137,117
Beiersdorf AG	2,107	239,102
Carl Zeiss Meditec AG, Bearer	134	16,409
Deutsche Boerse AG	1,166	190,012
Deutsche Telekom AG, Registered	24,316	393,588
Deutsche Wohnen SE	1,617	68,453
E.ON SE	7,817	88,707
Fraport AG Frankfurt Airport Services Worldwide	848	63,283
Fresenius SE & Co. KGaA	267	13,648
Hannover Rueck SE	1,879	365,445
Henkel AG & Co. KGaA	1,284	118,815
Merck KGaA	2,196	282,055
METRO AG	824	11,501
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,444	426,144
QIAGEN NV(b)	720	24,065
SAP SE	730	95,315
Siemens Healthineers AG(a)	2,448	115,243
Symrise AG	412	42,434
Telefonica Deutschland Holding AG	16,435	49,777
Uniper SE	1,380	45,283
Vonovia SE	2,978	170,093
		3,297,356
Ireland — 1.3%
Flutter Entertainment PLC	132	14,994
Kerry Group PLC, Class A	2,509	320,588
Kingspan Group PLC	798	49,214
		384,796
Italy — 2.9%
Assicurazioni Generali SpA	8,932	174,163
Davide Campari-Milano SpA	2,793	27,021
Enel SpA	22,207	193,310
Eni SpA	3,166	44,411
Recordati SpA	1,443	61,775
Snam SpA	28,564	153,114
Terna Rete Elettrica Nazionale SpA	23,694	165,318
		819,112
Netherlands — 5.6%
Akzo Nobel NV	832	78,649
Heineken Holding NV	1,789	176,250
Heineken NV	2,677	291,681
Koninklijke Ahold Delhaize NV	8,268	203,410
Koninklijke KPN NV	34,536	96,945
Koninklijke Vopak NV	1,605	86,052
NN Group NV	940	32,710
Prosus NV(b)	369	26,674
Unilever NV	5,601	327,110
Wolters Kluwer NV	3,732	280,904
		1,600,385
Norway — 2.9%
Equinor ASA	1,139	20,654
Gjensidige Forsikring ASA	8,734	190,451
Mowi ASA	4,862	116,146
Orkla ASA	21,539	207,964
Telenor ASA	16,437	297,702
		832,917

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Europe ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.1%
EDP - Energias de Portugal SA	5,149	$25,814
Spain — 4.9%
Aena SME SA(a)	1,230	227,840
Enagas SA	381	10,268
Endesa SA	14,129	387,843
Ferrovial SA	1,637	51,993
Iberdrola SA	28,444	311,119
Iberdrola SA, New(b)	526	5,756
Industria de Diseno Textil SA	4,074	137,115
Naturgy Energy Group SA	2,344	61,823
Red Electrica Corp. SA	10,714	214,134
		1,407,891
Sweden — 2.5%
Assa Abloy AB, Class B	3,794	90,258
Essity AB, Class B	589	18,699
Hennes & Mauritz AB, Class B	1,988	43,653
ICA Gruppen AB	3,126	137,447
Investor AB, Class B	1,672	91,626
Millicom International Cellular SA, SDR	321	15,166
Svenska Handelsbanken AB, Class A	3,140	30,844
Tele2 AB, Class B	2,327	35,103
Telefonaktiebolaget LM Ericsson, Class B	2,723	21,403
Telia Co. AB	51,765	221,536
		705,735
Switzerland — 20.2%
Alcon Inc.(b)	1,830	108,041
Baloise Holding AG, Registered	1,233	222,834
Barry Callebaut AG, Registered	57	126,240
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	30	251,490
Chocoladefabriken Lindt & Spruengli AG, Registered	1	93,214
Coca-Cola HBC AG	407	14,947
Geberit AG, Registered	373	196,933
Givaudan SA, Registered	141	464,907
Kuehne + Nagel International AG, Registered	1,221	197,497
Nestle SA, Registered	3,863	426,094
Novartis AG, Registered	4,533	428,507
Pargesa Holding SA, Bearer	364	29,193
Partners Group Holding AG	193	177,061
Roche Holding AG, NVS	1,360	457,305
Schindler Holding AG, Registered	177	44,046
SGS SA, Registered	107	309,645
Sonova Holding AG, Registered	475	119,089
Swiss Life Holding AG, Registered	651	327,643
Swiss Prime Site AG, Registered	3,763	459,621
Swiss Re AG	3,784	427,659
Swisscom AG, Registered	788	432,707
Zurich Insurance Group AG	1,035	430,011
		5,744,684
United Kingdom — 21.4%
Admiral Group PLC	7,000	208,447
Associated British Foods PLC	466	16,131
AstraZeneca PLC	2,581	252,585
BAE Systems PLC	17,940	149,317
BP PLC	33,319	200,588
Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	1,264	$55,943
BT Group PLC	10,347	21,949
Bunzl PLC	2,657	68,823
Coca-Cola European Partners PLC	3,568	187,712
Compass Group PLC	13,252	327,889
Croda International PLC	1,681	110,440
Diageo PLC	9,741	386,502
Direct Line Insurance Group PLC	44,142	196,559
Experian PLC	4,919	170,989
GlaxoSmithKline PLC	18,323	430,896
Halma PLC	1,221	33,913
HSBC Holdings PLC	33,146	241,098
Imperial Brands PLC	2,779	71,463
Land Securities Group PLC	4,900	60,587
Meggitt PLC	3,003	26,744
National Grid PLC	34,264	454,288
Next PLC	262	23,803
Reckitt Benckiser Group PLC	1,128	93,394
RELX PLC	12,917	342,757
Rentokil Initial PLC	7,129	43,886
Royal Dutch Shell PLC, Class A	10,366	272,524
RSA Insurance Group PLC	9,649	70,007
Sage Group PLC (The)	5,894	57,370
Segro PLC	31,132	373,694
Severn Trent PLC	4,187	142,343
Smith & Nephew PLC	13,395	322,511
SSE PLC	7,862	156,336
Unilever PLC	5,111	305,437
United Utilities Group PLC	9,305	124,314
Vodafone Group PLC	38,163	75,108
Whitbread PLC	547	32,231
		6,108,578
Total Common Stocks — 99.5% (Cost: $26,044,903)		28,341,679

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	6,000	6,000

Total Short-Term Investments — 0.0% (Cost: $6,000)		6,000

Total Investments in Securities — 99.5% (Cost: $26,050,903)		28,347,679

Other Assets, Less Liabilities — 0.5%		137,249

Net Assets — 100.0%		$28,484,928

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

S c h e d u l e o f I n v e s t m e n t	15

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Europe ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	70,627	(70,627)	—	$—	$98	(b)	$9	$(14)
BlackRock Cash Funds: Treasury, SL Agency Shares	5,000	1,000	6,000	6,000	51		—	—
				$6,000	$149		$9	$(14)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	03/20/20	$121	$(3,272)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,272

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$5,692
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,272)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,327

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Europe ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$28,335,923	$5,756	$—	$28,341,679
Money Market Funds	6,000	—	—	6,000
	$28,341,923	$5,756	$—	$28,347,679
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,272)	$—	$—	$(3,272)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t	17

Schedule of Investments (unaudited)	iShares® Edge MSCI Min Vol Europe ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
SG Holdings Co. Ltd.	3,500	$75,080
Yamato Holdings Co. Ltd.	1,500	24,565
		99,645
Airlines — 2.8%
ANA Holdings Inc.	15,000	473,866
Japan Airlines Co. Ltd.	16,500	471,168
		945,034
Auto Components — 1.5%
Bridgestone Corp.	12,500	449,901
Denso Corp.	500	20,953
Sumitomo Rubber Industries Ltd.	2,500	28,025
		498,879
Automobiles — 3.8%
Honda Motor Co. Ltd.	8,000	208,959
Nissan Motor Co. Ltd.	64,500	356,763
Subaru Corp.	3,500	89,127
Suzuki Motor Corp.	3,000	139,281
Toyota Motor Corp.	7,000	494,201
		1,288,331
Banks — 5.7%
Aozora Bank Ltd.	5,500	150,307
Japan Post Bank Co. Ltd.	51,500	482,760
Mitsubishi UFJ Financial Group Inc.	37,500	196,695
Mizuho Financial Group Inc.	321,000	481,270
Resona Holdings Inc.	3,500	14,722
Seven Bank Ltd.	34,000	102,892
Sumitomo Mitsui Financial Group Inc.	11,500	412,105
Sumitomo Mitsui Trust Holdings Inc.	2,000	75,343
		1,916,094
Beverages — 2.6%
Asahi Group Holdings Ltd.	7,500	351,940
Coca-Cola Bottlers Japan Holdings Inc.	1,000	26,692
Kirin Holdings Co. Ltd.	7,500	166,939
Suntory Beverage & Food Ltd.	7,500	321,424
		866,995
Building Products — 0.4%
Daikin Industries Ltd.	1,000	144,254
Chemicals — 0.8%
Shin-Etsu Chemical Co. Ltd.	500	58,657
Teijin Ltd.	7,500	136,665
Toray Industries Inc.	9,000	60,219
		255,541
Commercial Services & Supplies — 2.2%
Dai Nippon Printing Co. Ltd.	1,500	42,141
Park24 Co. Ltd.	4,000	101,675
Secom Co. Ltd.	5,600	501,848
Sohgo Security Services Co. Ltd.	1,500	79,024
		724,688
Construction & Engineering — 0.1%
Taisei Corp.	1,000	40,688
Diversified Financial Services — 0.1%
ORIX Corp.	1,500	25,714
Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	20,000	514,186
Security	Shares	Value

Electric Utilities — 3.2%
Chubu Electric Power Co. Inc.	15,000	$205,932
Chugoku Electric Power Co. Inc. (The)	37,000	490,557
Kansai Electric Power Co. Inc. (The)	3,500	39,655
Kyushu Electric Power Co. Inc.	23,500	195,138
Tohoku Electric Power Co. Inc.	12,500	118,559
Tokyo Electric Power Co. Holdings Inc.(a)	7,500	30,101
		1,079,942
Electronic Equipment, Instruments & Components — 0.9%
Hamamatsu Photonics KK	100	4,336
Hirose Electric Co. Ltd.	320	40,596
Hitachi High-Technologies Corp.	500	36,537
Keyence Corp.	300	103,437
Kyocera Corp.	2,000	134,225
		319,131
Entertainment — 1.1%
Konami Holdings Corp.	2,000	78,239
Nintendo Co. Ltd.	200	75,232
Toho Co. Ltd.	5,500	205,264
		358,735
Equity Real Estate Investment Trusts (REITs) — 9.6%
Daiwa House REIT Investment Corp.	80	213,683
Japan Prime Realty Investment Corp.	60	277,345
Japan Real Estate Investment Corp.	80	583,844
Japan Retail Fund Investment Corp.	145	309,974
Nippon Building Fund Inc.	65	526,549
Nippon Prologis REIT Inc.	105	302,256
Nomura Real Estate Master Fund Inc.	170	299,266
Orix JREIT Inc.	170	359,653
United Urban Investment Corp.	195	349,573
		3,222,143
Food & Staples Retailing — 2.9%
Aeon Co. Ltd.	1,500	31,188
FamilyMart Co. Ltd.	2,000	44,434
Lawson Inc.	7,000	409,466
Seven & i Holdings Co. Ltd.	11,000	427,984
Sundrug Co. Ltd..	500	17,207
Tsuruha Holdings Inc.	500	61,955
		992,234
Food Products — 4.1%
Ajinomoto Co. Inc.	13,000	216,497
Calbee Inc.	4,000	132,491
MEIJI Holdings Co. Ltd.	3,100	220,805
NH Foods Ltd.	4,000	178,069
Nisshin Seifun Group Inc.	3,000	51,981
Nissin Foods Holdings Co. Ltd.	2,000	152,419
Toyo Suisan Kaisha Ltd.	7,500	318,310
Yamazaki Baking Co. Ltd.	5,500	105,956
		1,376,528
Gas Utilities — 2.0%
Osaka Gas Co. Ltd.	14,500	248,434
Toho Gas Co. Ltd.	2,500	97,915
Tokyo Gas Co. Ltd.	15,000	333,256
		679,605
Health Care Equipment & Supplies — 1.2%
Hoya Corp.	2,000	195,599
Olympus Corp.	6,500	107,019
Terumo Corp.	2,500	91,895
		394,513

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Japan ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services — 0.5%
Medipal Holdings Corp.	3,000	$64,659
Suzuken Co. Ltd.	2,500	97,684
		162,343
Hotels, Restaurants & Leisure — 2.9%
McDonald's Holdings Co. Japan Ltd.	10,000	477,926
Oriental Land Co. Ltd.	3,800	499,958
		977,884
Household Durables — 2.6%
Casio Computer Co. Ltd.	6,000	113,429
Nikon Corp.	1,000	12,354
Rinnai Corp.	1,500	109,055
Sekisui House Ltd.	20,500	446,561
Sony Corp.	2,500	178,023
		859,422
Household Products — 1.0%
Lion Corp.	5,000	96,508
Unicharm Corp.	7,000	243,613
		340,121
Industrial Conglomerates — 1.2%
Keihan Holdings Co. Ltd.	6,000	274,854
Toshiba Corp.	4,000	129,169
		404,023
Insurance — 4.6%
Japan Post Holdings Co. Ltd.	54,500	500,977
Japan Post Insurance Co. Ltd.	5,000	85,482
MS&AD Insurance Group Holdings Inc.	10,500	354,279
Sompo Holdings Inc.	2,500	95,331
Sony Financial Holdings Inc.	3,500	82,281
Tokio Marine Holdings Inc.	7,500	414,149
		1,532,499
Interactive Media & Services — 0.4%
Kakaku.com Inc.	500	13,268
Z Holdings Corp.	31,500	127,296
		140,564
Internet & Direct Marketing Retail — 0.1%
Rakuten Inc.(a)	5,000	39,489
IT Services — 2.6%
Fujitsu Ltd.	2,000	214,329
Itochu Techno-Solutions Corp.	2,000	59,879
NEC Corp.	8,300	376,768
Nomura Research Institute Ltd.	1,000	22,328
NTT Data Corp.	10,000	143,470
Obic Co. Ltd.	300	41,546
		858,320
Leisure Products — 2.1%
Bandai Namco Holdings Inc.	3,000	176,537
Sankyo Co. Ltd.	8,500	289,385
Sega Sammy Holdings Inc.	2,500	34,576
Shimano Inc.	1,100	171,112
Yamaha Corp.	500	26,111
		697,721
Machinery — 1.2%
FANUC Corp.	500	93,740
Hoshizaki Corp.	1,000	93,186
Mitsubishi Heavy Industries Ltd.	6,000	222,762
		409,688
Security	Shares	Value

Media — 0.2%
Dentsu Group Inc.	2,500	$84,421
Multiline Retail — 0.4%
Pan Pacific International Holdings Corp.	8,000	130,424
Ryohin Keikaku Co. Ltd.	500	8,497
		138,921
Personal Products — 1.1%
Kao Corp.	4,000	324,104
Shiseido Co. Ltd.	800	52,310
		376,414
Pharmaceuticals — 3.7%
Astellas Pharma Inc.	15,000	269,941
Chugai Pharmaceutical Co. Ltd.	2,800	291,018
Daiichi Sankyo Co. Ltd.	1,000	68,653
Kyowa Kirin Co. Ltd.	2,500	59,649
Ono Pharmaceutical Co. Ltd.	1,500	35,146
Otsuka Holdings Co. Ltd.	1,000	45,329
Santen Pharmaceutical Co. Ltd.	1,000	18,969
Shionogi & Co. Ltd.	4,500	272,570
Takeda Pharmaceutical Co. Ltd.	5,000	194,999
		1,256,274
Road & Rail — 10.7%
Central Japan Railway Co.	1,800	358,472
East Japan Railway Co.	5,200	465,378
Hankyu Hanshin Holdings Inc.	3,000	123,726
Keio Corp.	3,000	173,825
Keisei Electric Railway Co. Ltd.	3,000	109,886
Kintetsu Group Holdings Co. Ltd.	8,500	452,507
Kyushu Railway Co.	10,500	347,304
Nagoya Railroad Co. Ltd.	14,500	430,110
Odakyu Electric Railway Co. Ltd.	6,500	146,090
Seibu Holdings Inc.	6,000	94,718
Tobu Railway Co. Ltd.	7,000	249,942
Tokyu Corp.	7,500	133,690
West Japan Railway Co.	6,000	513,392
		3,599,040
Semiconductors & Semiconductor Equipment — 0.3%
Tokyo Electron Ltd.	400	90,418
Software — 0.3%
Oracle Corp. Japan	1,000	88,019
Trend Micro Inc.(a)	500	26,572
		114,591
Specialty Retail — 4.8%
ABC-Mart Inc.	5,500	357,245
Fast Retailing Co. Ltd.	300	164,248
Hikari Tsushin Inc.	700	174,443
Nitori Holdings Co. Ltd.	1,800	282,078
Shimamura Co. Ltd.	2,000	152,420
USS Co. Ltd.	500	9,226
Yamada Denki Co. Ltd.	92,500	470,245
		1,609,905
Technology Hardware, Storage & Peripherals — 2.9%
Canon Inc.	18,500	492,690
FUJIFILM Holdings Corp.	7,000	354,182
Ricoh Co. Ltd.	8,000	92,928
Seiko Epson Corp.	2,500	37,367
		977,167

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Japan ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 1.4%
Japan Tobacco Inc.	22,500	$480,786
Trading Companies & Distributors — 3.1%
ITOCHU Corp.	13,500	319,860
Mitsubishi Corp.	12,000	312,552
Mitsui & Co. Ltd.	11,000	198,971
Sumitomo Corp.	13,500	204,023
		1,035,406
Transportation Infrastructure — 0.3%
Kamigumi Co. Ltd.	4,500	97,278
Wireless Telecommunication Services — 4.4%
KDDI Corp.	17,000	513,051
NTT DOCOMO Inc.	18,500	530,327
Softbank Corp.	29,500	407,178
SoftBank Group Corp.	500	20,870
		1,471,426
Total Common Stocks — 99.6% (Cost: $32,414,847)		33,497,001
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(c)	10,000	$10,000

Total Short-Term Investments — 0.0% (Cost: $10,000)		10,000

Total Investments in Securities — 99.6% (Cost: $32,424,847)		33,507,001

Other Assets, Less Liabilities — 0.4%		123,493

Net Assets — 100.0%		$33,630,494

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$17	(b)	$20	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,000	(8,000)	10,000	10,000	186		—	—
				$10,000	$203		$20	$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	8	03/12/20	$124	$(3,429)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,429

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol Japan ETF
January 31, 2020

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$11,660
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,429)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$154,493

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$33,497,001	$—	$—	$33,497,001
Money Market Funds	10,000	—	—	10,000
	$33,507,001	$—	$—	$33,507,001
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(3,429)	$—	$—	$(3,429)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® Edge MSCI Min Vol USA ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
L3Harris Technologies Inc.	1,010,659	$223,689,156
Lockheed Martin Corp.	690,768	295,731,596
Northrop Grumman Corp.	103,587	38,800,583
Raytheon Co.	146,827	32,439,957
United Technologies Corp.	642,854	96,556,671
		687,217,963
Air Freight & Logistics — 0.1%

CH Robinson Worldwide Inc.	511,983	36,975,412

Banks — 0.7%
M&T Bank Corp.	257,051	43,318,235
Truist Financial Corp.	358,167	18,470,672
U.S. Bancorp	3,104,261	165,208,770
Wells Fargo & Co.	585,880	27,501,207
		254,498,884
Beverages — 3.2%
Brown-Forman Corp., Class B, NVS	510,844	34,553,488
Coca-Cola Co. (The)	10,342,591	604,007,314
PepsiCo Inc.	4,082,575	579,807,302
		1,218,368,104
Biotechnology — 0.2%
Amgen Inc.	324,937	70,202,639

Capital Markets — 1.8%
Cboe Global Markets Inc.	1,129,628	139,192,762
CME Group Inc.	1,322,782	287,189,200
Intercontinental Exchange Inc.	2,252,448	224,659,164
MarketAxess Holdings Inc.	68,040	24,098,407
		675,139,533
Chemicals — 1.0%
Air Products & Chemicals Inc.	459,159	109,605,845
Ecolab Inc.	1,259,326	246,966,422
Linde PLC	106,535	21,640,454
		378,212,721
Commercial Services & Supplies — 4.1%
Republic Services Inc.	6,004,256	570,704,533
Waste Connections Inc.(a)	4,388,650	422,670,881
Waste Management Inc.	4,740,507	576,919,702
		1,570,295,116
Communications Equipment — 1.7%
Cisco Systems Inc.	5,538,182	254,590,227
Juniper Networks Inc.	1,580,181	36,249,352
Motorola Solutions Inc.	1,978,330	350,164,410
		641,003,989
Containers & Packaging — 0.3%
Amcor PLC(b)	7,053,823	74,699,986
Ball Corp.	425,442	30,708,403
		105,408,389
Distributors — 0.1%
Genuine Parts Co.	618,828	57,903,736

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(b)	1,014,045	227,582,119

Diversified Telecommunication Services — 2.7%
AT&T Inc.	10,604,897	398,956,225
Verizon Communications Inc.	9,173,089	545,248,410
Security	Shares	Value

Diversified Telecommunication Services (continued)
Zayo Group Holdings Inc.(b)	2,022,546	$70,283,474
		1,014,488,109
Electric Utilities — 6.1%
Alliant Energy Corp.	781,920	46,414,771
American Electric Power Co. Inc.	1,976,966	206,039,397
Duke Energy Corp.	4,122,791	402,508,085
Evergy Inc.	1,531,513	110,513,978
Eversource Energy	1,176,504	108,756,030
NextEra Energy Inc.	2,252,310	604,069,542
Southern Co. (The)	6,400,127	450,568,941
Xcel Energy Inc.	5,832,601	403,557,663
		2,332,428,407
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	2,077,254	206,624,455
FLIR Systems Inc.	983,690	50,699,383
TE Connectivity Ltd.	318,375	29,347,807
		286,671,645
Entertainment — 0.7%
Walt Disney Co. (The)	1,971,058	272,617,032

Equity Real Estate Investment Trusts (REITs) — 8.1%
American Tower Corp.	1,249,955	289,664,572
AvalonBay Communities Inc.	1,550,582	335,995,614
Camden Property Trust	1,473,633	165,680,558
Crown Castle International Corp.	1,433,715	214,827,856
Equinix Inc.	40,213	23,714,812
Equity Residential	3,489,708	289,924,941
Essex Property Trust Inc.	450,685	139,604,186
Extra Space Storage Inc.	1,120,853	124,056,010
Healthpeak Properties Inc.	5,703,443	205,266,914
Invitation Homes Inc.	1,971,554	62,044,804
Mid-America Apartment Communities Inc.	703,573	96,537,251
National Retail Properties Inc.	1,491,594	83,529,264
Public Storage	1,520,448	340,215,444
Realty Income Corp.	3,101,338	243,175,913
SBA Communications Corp.	178,806	44,622,825
UDR Inc.	2,956,861	141,663,210
Ventas Inc.	990,355	57,301,940
Welltower Inc.	1,895,951	160,985,199
WP Carey Inc.	1,046,439	88,026,449
		3,106,837,762
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	81,379	24,862,912
Sysco Corp.	1,730,103	142,110,660
Walmart Inc.	2,041,344	233,713,475
		400,687,047
Food Products — 4.8%
Bunge Ltd.	352,060	18,458,506
Campbell Soup Co.	1,525,785	73,832,736
General Mills Inc.	1,290,944	67,413,096
Hershey Co. (The)	2,992,981	464,420,862
Hormel Foods Corp.	6,926,455	327,344,263
JM Smucker Co. (The)	836,938	86,715,146
Kellogg Co.	2,735,177	186,566,423
Lamb Weston Holdings Inc.	2,316,901	211,556,230
McCormick & Co. Inc./MD, NVS	1,031,075	168,446,723
Mondelez International Inc., Class A	3,379,525	193,917,144
Tyson Foods Inc., Class A	281,839	23,288,357
		1,821,959,486

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 4.1%
Abbott Laboratories	1,076,551	$93,810,654
Baxter International Inc.	2,739,856	244,449,952
Becton Dickinson and Co.	361,930	99,595,898
Cooper Companies Inc. (The)(a)	327,346	113,553,054
Danaher Corp.	1,799,852	289,542,191
Dentsply Sirona Inc.	595,876	33,369,056
Medtronic PLC	3,889,200	448,969,248
Stryker Corp.	1,045,276	220,239,653
Zimmer Biomet Holdings Inc.	146,284	21,635,404
		1,565,165,110
Health Care Providers & Services — 1.6%
Anthem Inc.	570,247	151,275,124
Henry Schein Inc.(a)(b)	270,076	18,619,039
Humana Inc.	361,898	121,684,584
Quest Diagnostics Inc.	210,911	23,341,520
UnitedHealth Group Inc.	798,950	217,673,928
Universal Health Services Inc., Class B	458,238	62,829,012
		595,423,207
Health Care Technology — 0.0%
Cerner Corp.	289,189	20,772,446

Hotels, Restaurants & Leisure — 3.7%
Darden Restaurants Inc.	725,549	84,475,670
McDonald's Corp.	2,805,831	600,363,659
Starbucks Corp.	2,735,660	232,066,038
Yum! Brands Inc.	4,882,788	516,452,487
		1,433,357,854
Household Durables — 0.6%
DR Horton Inc.	528,914	31,311,709
Garmin Ltd.	964,144	93,473,761
NVR Inc.(b)	24,623	93,985,252
		218,770,722
Household Products — 2.6%
Church & Dwight Co. Inc.	1,742,606	129,336,217
Clorox Co. (The)	998,192	157,025,584
Colgate-Palmolive Co.	1,788,975	131,990,575
Kimberly-Clark Corp.	882,483	126,406,865
Procter & Gamble Co. (The)	3,522,664	438,994,388
		983,753,629
Industrial Conglomerates — 0.3%
Honeywell International Inc.	731,772	126,757,546

Insurance — 11.2%
Aflac Inc.	4,855,007	250,372,711
Alleghany Corp.(b)	115,981	92,513,404
Allstate Corp. (The)	2,349,640	278,526,326
American Financial Group Inc./OH	1,216,918	132,388,509
American International Group Inc.	788,248	39,617,344
Aon PLC	1,417,782	312,266,486
Arch Capital Group Ltd.(b)	5,228,812	230,904,338
Arthur J Gallagher & Co.	2,193,378	224,974,781
Brown & Brown Inc.	3,805,698	170,875,840
Chubb Ltd.	2,424,244	368,460,846
Cincinnati Financial Corp.	730,005	76,614,025
Erie Indemnity Co., Class A, NVS	159,140	26,496,810
Everest Re Group Ltd.	1,089,463	301,312,782
Fidelity National Financial Inc.	2,665,414	129,938,933
Hartford Financial Services Group Inc. (The)	3,951,851	234,265,727
Loews Corp.	367,032	18,883,796
Security	Shares	Value

Insurance (continued)
Markel Corp.(a)(b)	144,410	$169,388,598
Marsh & McLennan Companies Inc.	2,462,111	275,411,736
Progressive Corp. (The)	1,971,005	159,040,393
RenaissanceRe Holdings Ltd.	1,114,752	211,178,619
Travelers Companies Inc. (The)	1,502,117	197,708,640
Willis Towers Watson PLC	459,204	97,025,213
WR Berkley Corp.	3,918,803	288,149,585
		4,286,315,442
Interactive Media & Services — 0.1%
Alphabet Inc., Class C, NVS(b)	32,562	46,701,397

Internet & Direct Marketing Retail — 0.1%
eBay Inc.	577,979	19,396,975
Expedia Group Inc.	192,288	20,853,634
		40,250,609
IT Services — 11.4%
Accenture PLC, Class A	2,196,957	450,837,546
Automatic Data Processing Inc.	1,293,977	221,774,718
Black Knight Inc.(b)	3,991,357	267,101,610
Booz Allen Hamilton Holding Corp.	1,185,318	92,502,217
Broadridge Financial Solutions Inc.	975,537	116,235,234
Cognizant Technology Solutions Corp., Class A	2,393,287	146,899,956
Fidelity National Information Services Inc.	2,781,404	399,576,499
Fiserv Inc.(a)(b)	2,778,648	329,575,439
FleetCor Technologies Inc.(a)(b)	333,727	105,200,762
International Business Machines Corp.	993,385	142,779,226
Jack Henry & Associates Inc.	2,015,485	301,395,627
Mastercard Inc., Class A(a)	1,057,990	334,261,361
Paychex Inc.	4,796,063	411,358,324
VeriSign Inc.(b)	654,546	136,237,204
Visa Inc., Class A(a)	3,028,266	602,534,086
Western Union Co. (The)	11,071,798	297,831,366
		4,356,101,175
Machinery — 0.2%
WABCO Holdings Inc.(b)	714,721	96,951,904

Media — 1.3%
Charter Communications Inc., Class A(a)(b)	232,222	120,165,596
Comcast Corp., Class A	4,505,455	194,590,602
Fox Corp., Class B(b)	767,109	27,869,070
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	656,358	31,879,308
Omnicom Group Inc.	1,002,655	75,509,948
Sirius XM Holdings Inc.(a)	6,942,163	49,081,092
		499,095,616
Metals & Mining — 1.7%
Newmont Corp.	14,500,026	653,371,172

Mortgage Real Estate Investment — 1.7%
AGNC Investment Corp.	14,649,704	272,337,998
Annaly Capital Management Inc.	38,943,295	380,086,559
		652,424,557
Multi-Utilities — 2.7%
CMS Energy Corp.	1,392,309	95,387,089
Consolidated Edison Inc.	4,653,681	437,446,014
Dominion Energy Inc.	1,937,323	166,125,447
DTE Energy Co.	173,795	23,046,955
Sempra Energy.	157,226	25,256,785
WEC Energy Group Inc.	2,720,640	271,764,730
		1,019,027,020

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.9%
Dollar General Corp.	1,197,142	$183,653,554
Dollar Tree Inc.(a)(b)	1,124,552	97,914,743
Target Corp.	602,373	66,706,786
		348,275,083
Oil, Gas & Consumable Fuels — 2.1%
Cabot Oil & Gas Corp.	1,470,944	20,725,601
Cheniere Energy Inc.(a)(b)	978,976	57,994,538
Chevron Corp.	2,822,495	302,402,114
Exxon Mobil Corp.	4,289,575	266,468,399
Kinder Morgan Inc./DE	6,137,798	128,095,844
Occidental Petroleum Corp.	526,304	20,904,795
ONEOK Inc.	258,674	19,366,923
		815,958,214
Pharmaceuticals — 5.0%
Bristol-Myers Squibb Co.	2,042,814	128,595,141
Eli Lilly & Co.	2,817,047	393,372,443
Johnson & Johnson	3,292,650	490,176,806
Merck & Co. Inc.	4,999,183	427,130,196
Pfizer Inc.	8,842,156	329,281,889
Zoetis Inc.	950,083	127,510,639
		1,896,067,114
Professional Services — 0.3%

Verisk Analytics Inc.	734,850	119,391,080
Road & Rail — 0.2%
AMERCO	161,327	59,895,875

Semiconductors & Semiconductor Equipment — 0.4%
Broadcom Inc.	253,946	77,494,162
Intel Corp.	805,612	51,502,775
Texas Instruments Inc.	169,482	20,448,003
		149,444,940
Software — 3.6%
CDK Global Inc.	682,917	36,658,985
Citrix Systems Inc.	3,221,471	390,506,715
Intuit Inc.(a)	244,817	68,641,790
Microsoft Corp.	2,633,095	448,231,762
Oracle Corp.	4,440,118	232,884,189
Palo Alto Networks Inc.(b)	252,950	59,387,601
Tyler Technologies Inc.(a)(b)	393,886	127,493,020
		1,363,804,062
Specialty Retail — 2.4%
Advance Auto Parts Inc.	118,268	15,581,809
AutoZone Inc.(b)	154,014	162,940,651
Burlington Stores Inc.(a)(b)	159,915	34,776,715
Home Depot Inc. (The)	1,169,801	266,831,608
Security	Shares	Value

Specialty Retail (continued)
O'Reilly Automotive Inc.(b)	274,768	$111,583,285
Ross Stores Inc.	855,995	96,034,079
TJX Companies Inc. (The)	3,873,787	228,708,385
		916,456,532
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc.	188,047	58,202,427
Dell Technologies Inc., Class C(a)(b)	331,964	16,189,884
		74,392,311
Textiles, Apparel & Luxury Goods — 0.3%
NIKE Inc., Class B	1,215,572	117,059,584

Tobacco — 0.5%
Altria Group Inc.	2,763,989	131,372,397
Philip Morris International Inc.	781,545	64,633,772
		196,006,169
Water Utilities — 0.1%
American Water Works Co. Inc.	186,072	25,343,006

Wireless Telecommunication Services — 0.8%
T-Mobile U.S. Inc.(a)(b)	3,688,979	292,130,247

Total Common Stocks — 99.8%
(Cost: $32,106,210,640)		38,126,961,716

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	92,564,363	92,619,901
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	51,132,000	51,132,000
		143,751,901
Total Short-Term Investments — 0.4%
(Cost: $143,721,413)		143,751,901

Total Investments in Securities — 100.2%
(Cost: $32,249,932,053)		38,270,713,617

Other Assets, Less Liabilities — (0.2)%.		(57,512,331)

Net Assets — 100.0%		$38,213,201,286

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	87,585,915	4,978,448	92,564,363	$92,619,901	$626,209	(b)	$(30,874)	$10,894
BlackRock Cash Funds: Treasury, SL Agency Shares	60,188,000	(9,056,000)	51,132,000	51,132,000	653,893		—	—
				$143,751,901	$1,280,102		$(30,874)	$10,894

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	570	03/20/20	$21,204	$616,526
S&P 500 E-Mini	342	03/20/20	55,130	375,428
				$991,954

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$991,954

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$9,558,295

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$220,793

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$79,314,508

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t	25

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$38,126,961,716	$—	$—	$38,126,961,716
Money Market Funds	143,751,901	—	—	143,751,901
	$38,270,713,617	$—	$—	$38,270,713,617
Derivative financial instruments(a)
Assets
Futures Contracts	$991,954	$—	$—	$991,954

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Edge MSCI Min Vol USA Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
Aerojet Rocketdyne Holdings Inc.(a)	6,513	$339,132
Curtiss-Wright Corp.	6,222	904,865
Hexcel Corp.	19,267	1,429,997
National Presto Industries Inc.	8,072	695,726
Park Aerospace Corp.	30,663	474,356
Parsons Corp.(a)	7,573	309,736
		4,153,812
Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)	14,474	303,520
Forward Air Corp.	9,937	650,376
		953,896
Auto Components — 0.1%
Gentex Corp.	12,724	378,793

Banks — 1.0%
Atlantic Capital Bancshares Inc.(a)(b)	34,022	641,995
Carter Bank & Trust(a)(b)	38,990	771,612
CBTX Inc.	9,743	287,906
Century Bancorp. Inc./MA, Class A, NVS	4,861	418,046
First Bancshares Inc. (The)	20,688	712,081
Harborone Bancorp Inc.(a)	43,773	477,563
HomeTrust Bancshares Inc.	28,122	745,796
Independent Bank Corp./MI	16,106	344,346
Nicolet Bankshares Inc.(a)	14,681	1,037,213
		5,436,558
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)	1,904	678,547
Coca-Cola Consolidated Inc.	1,043	282,455
National Beverage Corp.(a)(b)	6,709	287,883
Primo Water Corp.(a)	28,468	429,013
		1,677,898
Biotechnology — 0.6%
Aimmune Therapeutics Inc.(a)	10,708	332,483
BioSpecifics Technologies Corp.(a)(b)	9,136	539,755
PDL BioPharma Inc.(a)	150,578	495,402
United Therapeutics Corp.(a).	16,168	1,579,129
Vanda Pharmaceuticals Inc.(a)	33,383	425,633
		3,372,402
Building Products — 0.8%
Armstrong World Industries Inc.	2,934	294,368
CSW Industrials Inc.	24,147	1,832,274
Gibraltar Industries Inc.(a)	8,797	479,613
Masonite International Corp.(a)	13,203	991,677
Simpson Manufacturing Co. Inc.	9,886	817,276
		4,415,208
Capital Markets — 0.5%
Diamond Hill Investment Group Inc.	5,369	755,794
Federated Investors Inc., Class B	13,184	477,656
Morningstar Inc.	2,414	378,733
Tradeweb Markets Inc., Class A(b)	6,729	310,745
Virtu Financial Inc., Class A	39,667	662,042
		2,584,970
Chemicals — 1.6%
Ashland Global Holdings Inc.	10,213	755,558
NewMarket Corp.	7,230	3,178,452
Valvoline Inc.	107,360	2,263,149
Security	Shares	Value

Chemicals (continued)
WR Grace & Co.	37,409	$2,519,870
		8,717,029
Commercial Services & Supplies — 2.8%
Advanced Disposal Services Inc.(a)(b)	122,679	4,042,273
Brady Corp., Class A, NVS	22,999	1,273,455
Casella Waste Systems Inc., Class A(a)	6,823	349,269
Ennis Inc.	42,865	894,164
Healthcare Services Group Inc.	16,485	422,016
Heritage-Crystal Clean Inc.(a)(b)	24,836	704,101
KAR Auction Services Inc.	54,780	1,151,476
Kimball International Inc., Class B, NVS	58,633	1,101,128
McGrath RentCorp.	6,286	486,033
SP Plus Corp.(a)	20,397	852,798
Stericycle Inc.(a)(b)	7,289	456,874
U.S. Ecology Inc.	12,860	694,569
UniFirst Corp./MA	5,805	1,183,814
Viad Corp.	28,152	1,829,880
		15,441,850
Communications Equipment — 1.2%
Acacia Communications Inc.(a)	9,380	642,999
ADTRAN Inc.	31,186	282,233
Ciena Corp.(a)	21,219	862,977
EchoStar Corp., Class A(a)(b)	26,338	1,051,018
InterDigital Inc.	16,433	907,923
NetScout Systems Inc.(a)	29,068	747,338
ViaSat Inc.(a).	19,930	1,268,544
Viavi Solutions Inc.(a)	54,565	769,367
		6,532,399
Construction & Engineering — 0.4%
Argan Inc.	23,057	970,930
EMCOR Group Inc.	8,474	696,309
IES Holdings Inc.(a)	14,252	356,442
		2,023,681
Construction Materials — 0.1%
U.S. Lime & Minerals Inc.	3,782	339,435

Consumer Finance — 0.1%
EZCORP Inc., Class A, NVS(a)	55,686	346,367
FirstCash Inc.	3,570	310,483
		656,850
Containers & Packaging — 1.5%
AptarGroup Inc.	41,051	4,741,801
Berry Global Group Inc.(a)	14,252	605,995
Silgan Holdings Inc.	45,414	1,401,476
Sonoco Products Co.	27,210	1,554,779
		8,304,051
Distributors — 0.3%
Pool Corp.	9,087	1,992,779

Diversified Consumer Services — 3.1%
Bright Horizons Family Solutions Inc.(a)	33,348	5,460,068
Graham Holdings Co., Class B	7,055	3,874,747
Grand Canyon Education Inc.(a)	22,633	1,771,711
H&R Block Inc.	64,183	1,489,046
K12 Inc.(a)	14,520	234,353
Laureate Education Inc., Class A(a)	61,535	1,282,389
Perdoceo Education Corp.(a)	60,558	1,076,721
Service Corp. International	19,338	927,257

S c h e d u l e o f I n v e s t m e n t	27

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Consumer Services (continued)
ServiceMaster Global Holdings Inc.(a)	30,789	$1,109,944
		17,226,236
Diversified Financial Services — 0.3%
Cannae Holdings Inc.(a)	39,072	1,588,668

Diversified Telecommunication Services — 0.5%
ATN International Inc.	5,257	304,223
Cogent Communications Holdings Inc.	6,824	484,026
GCI Liberty Inc., Class A(a)	30,619	2,240,698
		3,028,947
Electric Utilities — 4.9%
ALLETE Inc.	43,714	3,649,245
El Paso Electric Co.	33,351	2,270,870
Hawaiian Electric Industries Inc.	72,484	3,545,192
IDACORP Inc.	60,372	6,773,135
MGE Energy Inc.	10,590	846,459
PNM Resources Inc.	74,680	4,049,896
Portland General Electric Co.	100,871	6,203,566
		27,338,363
Electronic Equipment, Instruments & Components — 1.2%
Badger Meter Inc.	13,004	768,016
Daktronics Inc.	43,188	254,809
Dolby Laboratories Inc., Class A	32,834	2,276,710
ePlus Inc.(a)	5,972	476,088
MTS Systems Corp.	7,604	385,447
National Instruments Corp.	18,919	844,355
OSI Systems Inc.(a)	19,576	1,694,107
		6,699,532
Entertainment — 1.7%
Cinemark Holdings Inc.	57,897	1,824,335
IMAX Corp.(a)	60,379	998,669
Liberty Media Corp.-Liberty Braves, Class A(a)	14,557	425,792
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	58,301	1,699,474
Madison Square Garden Co. (The), Class A(a)(b)	12,046	3,567,905
Marcus Corp. (The)	14,768	430,487
Zynga Inc., Class A(a)	95,910	577,378
		9,524,040
Equity Real Estate Investment Trusts (REITs) — 15.8%
Agree Realty Corp.	59,890	4,547,448
American Assets Trust Inc.	33,986	1,548,402
American Campus Communities Inc.	68,551	3,144,434
American Homes 4 Rent, Class A	201,781	5,514,675
Americold Realty Trust	85,179	2,936,120
Apartment Investment & Management Co., Class A	114,108	6,014,633
Cousins Properties Inc.	22,656	927,310
CubeSmart	189,738	6,009,003
Douglas Emmett Inc.	37,230	1,545,045
Easterly Government Properties Inc.	115,750	2,802,308
EastGroup Properties Inc.	8,941	1,216,602
Equity Commonwealth	197,630	6,480,288
First Industrial Realty Trust Inc.	7,996	341,429
Four Corners Property Trust Inc.	110,678	3,352,437
Gaming and Leisure Properties Inc.	71,475	3,377,551
Healthcare Realty Trust Inc.	137,434	4,955,870
Healthcare Trust of America Inc., Class A	139,227	4,459,441
JBG SMITH Properties	28,673	1,162,690
Jernigan Capital Inc.	36,674	733,113
Life Storage Inc.	57,358	6,491,778
LTC Properties Inc.	11,634	537,025
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
MGM Growth Properties LLC, Class A	17,679	$564,667
Monmouth Real Estate Investment Corp.	20,704	302,900
National Health Investors Inc.	49,750	4,197,905
National Storage Affiliates Trust.	60,523	2,066,861
Paramount Group Inc.	26,881	377,947
Physicians Realty Trust	84,287	1,630,953
PS Business Parks Inc.	6,242	1,045,910
Retail Value Inc.	8,174	268,679
Rexford Industrial Realty Inc.	32,770	1,579,186
STORE Capital Corp.	148,021	5,809,824
Terreno Realty Corp.	37,458	2,144,845
		88,087,279
Food & Staples Retailing — 1.9%
Casey's General Stores Inc.	15,997	2,573,277
Performance Food Group Co.(a)	32,614	1,689,079
Sprouts Farmers Market Inc.(a)	191,868	2,998,897
U.S. Foods Holding Corp.(a)	53,374	2,144,034
Village Super Market Inc., Class A	12,956	288,401
Weis Markets Inc.	26,457	970,707
		10,664,395
Food Products — 4.6%
B&G Foods Inc.(b)	24,957	400,809
Cal-Maine Foods Inc.	45,854	1,636,529
Flowers Foods Inc.	308,559	6,643,275
Hostess Brands Inc.(a)	196,454	2,636,413
J&J Snack Foods Corp.	24,468	4,057,773
John B Sanfilippo & Son Inc.	8,833	744,622
Lancaster Colony Corp.	31,212	4,826,936
Landec Corp.(a)(b)	26,349	295,109
Post Holdings Inc.(a)	12,602	1,317,791
Sanderson Farms Inc.	4,870	670,550
Seaboard Corp.	341	1,314,763
Tootsie Roll Industries Inc.	28,960	987,826
		25,532,396
Gas Utilities — 1.4%
New Jersey Resources Corp.	8,895	367,541
Northwest Natural Holding Co.	39,494	2,898,070
ONE Gas Inc.	32,498	3,071,061
Spire Inc.	19,187	1,617,848
		7,954,520
Health Care Equipment & Supplies — 3.1%
AngioDynamics Inc.(a)	46,546	640,938
Atrion Corp.	2,424	1,743,317
CONMED Corp.	16,506	1,678,330
Globus Medical Inc., Class A(a)	40,237	2,103,590
Hill-Rom Holdings Inc.	17,288	1,840,999
ICU Medical Inc.(a)	12,189	2,224,127
Integra LifeSciences Holdings Corp.(a)	13,804	759,772
LivaNova PLC(a)	4,749	322,790
Masimo Corp.(a)	2,907	495,934
Meridian Bioscience Inc.	70,439	693,120
Mesa Laboratories Inc.	1,956	513,333
Natus Medical Inc.(a)	25,797	807,188
NuVasive Inc.(a)	15,752	1,214,794
Orthofix Medical Inc.(a)	14,300	618,618
Wright Medical Group NV(a)(b)	55,073	1,659,900
		17,316,750
Health Care Providers & Services — 3.2%
Addus HomeCare Corp.(a)	11,993	1,131,420

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Apollo Medical Holdings Inc.(a)	26,774	$479,790
Chemed Corp.	7,322	3,419,667
CorVel Corp.(a)	7,559	692,178
Encompass Health Corp.	15,546	1,197,508
Hanger Inc.(a)	33,366	815,131
LHC Group Inc.(a)	14,190	2,068,193
Magellan Health Inc.(a)	7,080	518,327
MEDNAX Inc.(a)	15,363	354,424
National HealthCare Corp.	18,730	1,571,822
National Research Corp.	17,694	1,197,353
Premier Inc., Class A(a)	69,011	2,399,513
Providence Service Corp. (The)(a)(b)	19,091	1,238,051
Tivity Health Inc.(a)	23,889	517,077
Triple-S Management Corp., Class B(a)	15,399	271,330
		17,871,784
Health Care Technology — 0.5%
Computer Programs & Systems Inc.	22,576	586,976
HealthStream Inc.(a)	42,404	1,083,422
Inovalon Holdings Inc., Class A(a)	42,790	866,925
Vocera Communications Inc.(a)(b)	22,223	489,573
		3,026,896
Hotels, Restaurants & Leisure — 3.7%
Bloomin' Brands Inc.	29,837	619,714
Carrols Restaurant Group Inc.(a)(b)	58,449	265,358
Cheesecake Factory Inc. (The)	12,084	464,026
Choice Hotels International Inc.	13,839	1,386,668
Chuy's Holdings Inc.(a)	13,102	321,654
Cracker Barrel Old Country Store Inc.	21,137	3,232,481
Del Taco Restaurants Inc.(a)(b)	52,698	397,343
Denny's Corp.(a)	96,760	1,980,677
Dunkin' Brands Group Inc.	37,630	2,938,527
El Pollo Loco Holdings Inc.(a)	36,677	505,409
Jack in the Box Inc.	29,021	2,372,467
Lindblad Expeditions Holdings Inc.(a)(b)	44,897	740,352
Papa John's International Inc.	8,798	569,934
Playa Hotels & Resorts NV(a)(b)	92,128	646,739
Ruth's Hospitality Group Inc.	46,968	962,844
Texas Roadhouse Inc.	14,620	913,750
Twin River Worldwide Holdings Inc.	11,875	316,469
Wendy's Co. (The)	58,284	1,263,014
Wingstop Inc.(b)	5,060	469,416
		20,366,842
Household Durables — 0.7%
Helen of Troy Ltd.(a)	11,208	2,118,872
Taylor Morrison Home Corp., Class A(a)	12,574	325,415
Toll Brothers Inc.	33,910	1,504,248
		3,948,535
Household Products — 0.5%
WD-40 Co.	13,957	2,607,447

Industrial Conglomerates — 0.2%
Carlisle Companies Inc.	8,145	1,272,493

Insurance — 7.4%
Ambac Financial Group Inc.(a)	60,838	1,303,758
American National Insurance Co.	2,508	276,281
AMERISAFE Inc.	19,829	1,356,700
Argo Group International Holdings Ltd.	31,473	2,064,629
Assured Guaranty Ltd.	33,422	1,532,064
Axis Capital Holdings Ltd.	77,973	5,009,765
Security	Shares	Value

Insurance (continued)
Citizens Inc./TX(a)	42,828	$259,538
Crawford & Co., Class A, NVS	28,813	251,826
Donegal Group Inc., Class A	21,414	298,725
Employers Holdings Inc.	463	19,747
Enstar Group Ltd.(a)	9,745	1,903,101
First American Financial Corp.	5,235	324,465
Global Indemnity Ltd.	11,051	348,438
Greenlight Capital Re Ltd., Class A(a)	48,269	449,384
Hanover Insurance Group Inc. (The)	43,669	6,051,650
HCI Group Inc.	10,904	482,720
Heritage Insurance Holdings Inc.	30,050	362,403
Independence Holding Co.	8,761	354,733
James River Group Holdings Ltd.	24,151	1,037,044
National General Holdings Corp.	18,361	399,719
National Western Life Group Inc., Class A	3,931	1,045,646
Old Republic International Corp.	92,702	2,090,430
ProAssurance Corp.	1,613	48,987
Safety Insurance Group Inc.	21,469	1,976,866
Selective Insurance Group Inc.	32,675	2,164,719
State Auto Financial Corp.	28,601	861,176
Stewart Information Services Corp.	18,918	789,827
United Fire Group Inc.	35,012	1,549,631
United Insurance Holdings Corp.	35,421	359,169
Universal Insurance Holdings Inc.	19,197	467,255
White Mountains Insurance Group Ltd.(b)	5,159	5,763,738
		41,204,134
IT Services — 3.8%
CACI International Inc., Class A(a)(b)	8,060	2,155,566
Cass Information Systems Inc.	11,289	609,832
CoreLogic Inc.	18,221	847,277
CSG Systems International Inc.	22,710	1,131,412
Euronet Worldwide Inc.(a)	11,298	1,781,017
EVERTEC Inc.	40,427	1,357,134
Evo Payments Inc., Class A(a)	48,926	1,355,739
ExlService Holdings Inc.(a)	36,494	2,668,076
Hackett Group Inc. (The)	41,855	646,869
International Money Express Inc.(a)(b)	38,048	402,548
MAXIMUS Inc.	62,435	4,479,711
NIC Inc.	44,615	880,254
Perficient Inc.(a)	7,515	373,496
Sykes Enterprises Inc.(a)(b)	42,176	1,416,692
Tucows Inc., Class A(a)(b)	9,199	554,240
Verra Mobility Corp.(a)	34,239	545,427
		21,205,290
Leisure Products — 0.3%
American Outdoor Brands Corp.(a)(b)	34,431	324,340
Sturm Ruger & Co. Inc.	28,546	1,413,598
		1,737,938
Life Sciences Tools & Services — 0.1%
Pacific Biosciences of California Inc.(a)	147,800	690,226

Machinery — 1.4%
Alamo Group Inc.	6,817	849,125
Douglas Dynamics Inc.	5,813	304,776
ESCO Technologies Inc.	14,436	1,385,279
Graco Inc.	14,849	789,224
Toro Co. (The)	29,442	2,355,949
TriMas Corp.(a)	67,211	1,930,972

S c h e d u l e o f I n v e s t m e n t	29

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Woodward Inc.	3,585	$416,971
		8,032,296
Media — 1.4%
AMC Networks Inc., Class A(a)	40,202	1,470,991
Boston Omaha Corp., Class A(a)(b)	14,858	299,834
Cable One Inc.	2,175	3,706,265
Emerald Expositions Events Inc.	30,053	313,453
Hemisphere Media Group Inc.(a)(b)	29,708	399,276
Loral Space & Communications Inc.(a)	19,491	627,026
MSG Networks Inc., Class A(a)	32,439	493,397
New York Times Co. (The), Class A(b)	9,269	296,701
		7,606,943
Metals & Mining — 2.4%
Coeur Mining Inc.(a)	361,705	2,181,081
Hecla Mining Co.	733,997	2,224,011
McEwen Mining Inc.(a)	480,443	552,509
Royal Gold Inc.	72,699	8,383,649
		13,341,250
Mortgage Real Estate Investment — 8.9%
AG Mortgage Investment Trust Inc.	53,782	852,445
Anworth Mortgage Asset Corp.	163,503	585,341
Apollo Commercial Real Estate Finance Inc.	181,622	3,320,050
Arbor Realty Trust Inc.	19,239	284,160
Ares Commercial Real Estate Corp.	42,841	700,022
ARMOUR Residential REIT Inc.	96,361	1,855,913
Blackstone Mortgage Trust Inc., Class A	192,144	7,339,901
Capstead Mortgage Corp.	123,720	1,016,978
Chimera Investment Corp.	137,472	2,914,406
Dynex Capital Inc.	40,637	724,151
Ellington Financial Inc.	59,117	1,080,068
Exantas Capital Corp.	52,680	636,374
Granite Point Mortgage Trust Inc.	89,445	1,635,949
Invesco Mortgage Capital Inc.	154,761	2,706,770
KKR Real Estate Finance Trust Inc.	42,429	893,130
Ladder Capital Corp.	23,232	426,307
MFA Financial Inc.	315,317	2,459,473
New York Mortgage Trust Inc.	420,833	2,672,289
PennyMac Mortgage Investment Trust(c)	124,478	2,894,113
Ready Capital Corp.	51,127	834,393
Redwood Trust Inc.	179,028	3,156,264
Starwood Property Trust Inc.	207,064	5,313,262
TPG RE Finance Trust Inc.	71,434	1,462,254
Two Harbors Investment Corp.	218,014	3,326,894
Western Asset Mortgage Capital Corp.	28,360	300,900
		49,391,807
Multi-Utilities — 1.8%
Avista Corp.	79,762	4,055,898
Black Hills Corp.	11,394	946,044
NorthWestern Corp.	44,689	3,439,712
Unitil Corp.	21,761	1,342,436
		9,784,090
Oil, Gas & Consumable Fuels — 0.3%
Arch Coal Inc., Class A.	6,925	356,845
Par Pacific Holdings Inc.(a)	38,325	771,099
Rattler Midstream LP.	24,938	376,315
		1,504,259
Personal Products — 0.4%
Herbalife Nutrition Ltd.(a)	13,728	533,333
Security	Shares	Value

Personal Products (continued)
Inter Parfums Inc.	15,289	$1,056,623
USANA Health Sciences Inc.(a)	10,041	619,529
		2,209,485
Pharmaceuticals — 0.6%
Amphastar Pharmaceuticals Inc.(a)	16,882	319,239
Innoviva Inc.(a)	100,467	1,386,947
Pacira BioSciences Inc.(a)	14,484	625,998
Phibro Animal Health Corp., Class A	33,344	790,920
SIGA Technologies Inc.(a)	75,214	387,352
		3,510,456
Professional Services — 2.3%
CBIZ Inc.(a)	84,675	2,286,225
Exponent Inc.	45,467	3,308,634
FTI Consulting Inc.(a)(b)	12,589	1,511,435
Huron Consulting Group Inc.(a)	18,700	1,211,947
ICF International Inc.	30,021	2,629,540
Kelly Services Inc., Class A, NVS	34,154	606,575
Mistras Group Inc.(a)	31,233	345,749
Resources Connection Inc.	19,235	292,853
Upwork Inc.(a)	40,350	370,413
		12,563,371
Road & Rail — 1.0%
Heartland Express Inc.	73,617	1,375,902
Landstar System Inc.	24,124	2,671,733
Werner Enterprises Inc.	40,630	1,497,622
		5,545,257
Semiconductors & Semiconductor Equipment — 0.7%
Cypress Semiconductor Corp.	12,339	287,869
Mellanox Technologies Ltd.(a)	28,433	3,437,550
		3,725,419
Software — 3.4%
Agilysys Inc.(a)	32,968	1,071,460
Avaya Holdings Corp.(a)(b)	36,491	465,990
ChannelAdvisor Corp.(a).	44,521	416,716
CommVault Systems Inc.(a)	39,929	1,797,604
Instructure Inc.(a)	22,065	1,077,655
j2 Global Inc.	21,711	2,081,216
LogMeIn Inc.	24,536	2,109,360
MicroStrategy Inc., Class A(a)	13,239	2,012,725
Model N Inc.(a)	40,091	1,250,438
Nuance Communications Inc.(a)(b)	34,461	652,002
Progress Software Corp.	15,867	716,078
QAD Inc., Class A	17,458	898,214
Rosetta Stone Inc.(a)	19,165	328,680
SPS Commerce Inc.(a)	22,717	1,291,007
Teradata Corp.(a)(b)	15,663	381,237
Varonis Systems Inc.(a)(b)	5,063	423,571
Verint Systems Inc.(a)(b)	38,178	2,214,324
		19,188,277
Specialty Retail — 0.9%
America's Car-Mart Inc./TX(a)	10,348	1,136,003
AutoNation Inc.(a)	7,633	323,945
Hibbett Sports Inc.(a)	11,981	296,889
Monro Inc.(b)	4,045	253,622
Murphy USA Inc.(a)(b)	12,188	1,245,248
Rent-A-Center Inc./TX	29,250	852,053
Urban Outfitters Inc.(a)(b)	14,042	359,475

30	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA Small-Cap ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Winmark Corp.	4,351	$865,718
		5,332,953
Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	25,180	2,364,906
Deckers Outdoor Corp.(a)	1,751	334,283
		2,699,189
Thrifts & Mortgage Finance — 1.9%
Columbia Financial Inc.(a)(b)	94,603	1,586,492
Flagstar Bancorp. Inc.	41,513	1,462,918
Kearny Financial Corp./MD	135,864	1,677,920
Meridian Bancorp. Inc.	81,594	1,467,876
Northfield Bancorp. Inc.	30,142	478,956
Northwest Bancshares Inc.	104,369	1,641,203
Provident Financial Services Inc.	43,489	991,984
TFS Financial Corp.	31,620	645,997
Waterstone Financial Inc.	40,752	712,753
		10,666,099
Tobacco — 0.2%
Turning Point Brands Inc.	10,965	250,441
Universal Corp./VA	12,594	669,371
		919,812
Trading Companies & Distributors — 0.1%
Watsco Inc.	4,295	746,986

Water Utilities — 0.3%
American States Water Co.	11,586	1,026,056
SJW Group	7,456	546,898
		1,572,954
Security	Shares	Value

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	15,196	$344,645
U.S. Cellular Corp.(a)	18,930	606,139
		950,784
Total Common Stocks — 99.8%
(Cost: $536,015,359)		555,166,009

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	8,353,501	8,358,513
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	403,000	403,000
		8,761,513

Total Short-Term Investments — 1.6% (Cost: $8,760,030)		8,761,513

Total Investments in Securities — 101.4% (Cost: $544,775,389)		563,927,522

Other Assets, Less Liabilities — (1.4)%.		(7,957,750)

Net Assets — 100.0%		$555,969,772

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	4,690,266	3,663,235	(b)	—	8,353,501	$8,358,513	$15,588	(c)	$349	$890
BlackRock Cash Funds: Treasury, SL Agency Shares	275,000	128,000	(b)	—	403,000	403,000	5,781		—	—
PennyMac Mortgage Investment Trust	36,621	92,185		(4,328)	124,478	2,894,113	78,913		14,225	89,752
						$11,655,626	$100,282		$14,574	$90,642
(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t	31

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Min Vol USA Small-Cap ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$555,166,009	$—	$—	$555,166,009
Money Market Funds	8,761,513	—	—	8,761,513
	$563,927,522	$—	$—	$563,927,522

See notes to financial statements.

32	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

January 31, 2020

	iShares Edge MSCI Min Vol EAFE ETF	iShares Edge MSCI Min Vol Europe ETF	iShares Edge MSCI Min Vol Japan ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$13,063,331,547	$28,341,679	$33,497,001
Affiliated(c)	47,377,865	6,000	10,000
Cash	218	35	882
Foreign currency, at value(d)	20,122,028	47,690	42,224
Foreign currency collateral pledged:
Futures contracts(e)	2,457,685	8,866	3,580
Receivables:
Securities lending income — Affiliated	11,932	4	17
Capital shares sold	1,682,599	—	—
Dividends	18,499,521	15,220	86,909
Tax reclaims	16,063,846	72,816	—
Foreign withholding tax claims	161,542	—	—
Total assets	13,169,708,783	28,492,310	33,640,613

LIABILITIES
Collateral on securities loaned, at value	44,979,357	—	—
Payables:
Investments purchased	1,682,599	—	—
Variation margin on futures contracts	502,141	1,349	1,538
Investment advisory fees	2,221,482	6,033	8,581
Professional fees	2,431	—	—
Total liabilities	49,388,010	7,382	10,119

NET ASSETS	$13,120,320,773	$28,484,928	$33,630,494

NET ASSETS CONSIST OF:
Paid-in capital	$12,161,759,810	$29,996,961	$34,251,626
Accumulated earnings (loss)	958,560,963	(1,512,033)	(621,132)
NET ASSETS	$13,120,320,773	$28,484,928	$33,630,494

Shares outstanding	175,500,000	1,050,000	500,000
Net asset value	$74.76	$27.13	$67.26
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None

(a) Securities loaned, at value	$42,864,186	$—	$—
(b) Investments, at cost — Unaffiliated	$11,606,581,387	$26,044,903	$32,414,847
(c) Investments, at cost — Affiliated	$47,368,287	$6,000	$10,000
(d) Foreign currency, at cost	$20,046,763	$47,805	$41,635
(e) Foreign currency collateral pledged, at cost	$2,471,449	$8,870	$3,540

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	33

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2020

	iShares Edge MSCI Min Vol USA ETF	iShares Edge MSCI Min Vol USA Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$38,126,961,716	$552,271,896
Affiliated(c)	143,751,901	11,655,626
Cash	362,886	36
Cash pledged:
Futures contracts	3,029,000	—
Receivables:
Securities lending income — Affiliated	34,695	3,176
Capital shares sold	454,370	279,540
Dividends	37,468,002	203,543
Total assets	38,312,062,570	564,413,817

LIABILITIES
Collateral on securities loaned, at value	92,560,513	8,356,745
Payables:
Variation margin on futures contracts	1,391,390	—
Capital shares redeemed	98,080	—
Investment advisory fees	4,811,301	87,300
Total liabilities	98,861,284	8,444,045

NET ASSETS	$38,213,201,286	$555,969,772

NET ASSETS CONSIST OF:
Paid-in capital	$31,663,561,298	$529,648,652
Accumulated earnings	6,549,639,988	26,321,120
NET ASSETS	$38,213,201,286	$555,969,772

Shares outstanding	569,100,000	15,750,000
Net asset value	$67.15	$35.30
Shares authorized	Unlimited	Unlimited
Par value	None	None

(a) Securities loaned, at value	$90,964,757	$8,028,813
(b) Investments, at cost — Unaffiliated	$32,106,210,640	$533,268,609
(c) Investments, at cost — Affiliated	$143,721,413	$11,506,780

See notes to financial statements.

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended January 31, 2020

	iShares Edge MSCI Min Vol EAFE ETF	iShares Edge MSCI Min Vol Europe ETF	iShares Edge MSCI Min Vol Japan ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$138,047,490	$212,008	$420,883
Dividends — Affiliated	51,168	51	186
Securities lending income — Affiliated — net	160,252	98	17
Other income — Unaffiliated	1,767	—	—
Foreign taxes withheld	(9,772,997)	(20,316)	(41,980)
Total investment income	128,487,680	191,841	379,106

EXPENSES
Investment advisory fees	19,446,920	32,103	51,234
Total expenses	19,446,920	32,103	51,234

Less:
Investment advisory fees waived	(7,061,836)	—	—
Total expenses after fees waived	12,385,084	32,103	51,234
Net investment income	116,102,596	159,738	327,872

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(13,872,301)	(225,403)	16,431
Investments — Affiliated	2,650	9	20
In-kind redemptions — Unaffiliated	—	155,384	—
Futures contracts	7,445,288	5,692	11,660
Foreign currency transactions	(996,560)	835	(3,529)
Net realized gain (loss)	(7,420,923)	(63,483)	24,582
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	659,634,903	2,134,234	2,178,966
Investments — Affiliated	(1,323)	(14)	—
Futures contracts	(2,363,638)	(3,272)	(3,429)
Foreign currency translations	1,109,024	2,504	2,220
Net change in unrealized appreciation (depreciation)	658,378,966	2,133,452	2,177,757
Net realized and unrealized gain	650,958,043	2,069,969	2,202,339
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$767,060,639	$2,229,707	$2,530,211

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	35

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2020

	iShares Edge MSCI Min Vol USA ETF	iShares Edge MSCI Min Vol USA Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$403,067,536	$4,837,032
Dividends — Affiliated	653,893	84,694
Securities lending income — Affiliated — net	626,209	15,588
Foreign taxes withheld	(99,513)	—
Total investment income	404,248,125	4,937,314

EXPENSES
Investment advisory fees	26,787,594	387,454
Total expenses	26,787,594	387,454
Net investment income	377,460,531	4,549,860

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(155,553,899)	(3,995,338)
Investments — Affiliated	(30,874)	349
In-kind redemptions — Unaffiliated	1,266,958,837	13,387,916
In-kind redemptions — Affiliated	—	14,225
Futures contracts	9,558,295	—
Foreign currency transactions	(172)	—
Net realized gain	1,120,932,187	9,407,152
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	1,329,029,287	4,690,286
Investments — Affiliated	10,894	90,642
Futures contracts	220,793	—
Net change in unrealized appreciation (depreciation)	1,329,260,974	4,780,928
Net realized and unrealized gain	2,450,193,161	14,188,080
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,827,653,692	$18,737,940

See notes to financial statements.

36	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares Edge MSCI Min Vol EAFE ETF		iShares Edge MSCI Min Vol Europe ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$116,102,596	$305,573,518	$159,738	$793,305
Net realized gain (loss)	(7,420,923)	(25,027,586)	(63,483)	119,400
Net change in unrealized appreciation (depreciation)	658,378,966	25,841,210	2,133,452	(300,337)
Net increase in net assets resulting from operations	767,060,639	306,387,142	2,229,707	612,368

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(297,099,294)	(320,472,614)	(204,668)	(785,655)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,354,823,881	2,457,305,582	1,427,039	(4,049,005)

NET ASSETS
Total increase (decrease) in net assets.	1,824,785,226	2,443,220,110	3,452,078	(4,222,292)
Beginning of period	11,295,535,547	8,852,315,437	25,032,850	29,255,142
End of period	$13,120,320,773	$11,295,535,547	$28,484,928	$25,032,850

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	37

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Min Vol Japan ETF		iShares Edge MSCI Min Vol USA ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$327,872	$570,395	$377,460,531	$461,356,076
Net realized gain	24,582	1,348,098	1,120,932,187	662,384,235
Net change in unrealized appreciation (depreciation)	2,177,757	(2,441,829)	1,329,260,974	2,663,024,113
Net increase (decrease) in net assets resulting from operations	2,530,211	(523,336)	2,827,653,692	3,786,764,424

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,189,663)	(502,547)	(372,367,609)	(437,461,169)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(550,547)	5,111,519,764	12,105,470,460

NET ASSETS
Total increase (decrease) in net assets	1,340,548	(1,576,430)	7,566,805,847	15,454,773,715
Beginning of period	32,289,946	33,866,376	30,646,395,439	15,191,621,724
End of period	$33,630,494	$32,289,946	$38,213,201,286	$30,646,395,439

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

38	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Min Vol USA Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,549,860	$1,775,497
Net realized gain	9,407,152	1,292,305
Net change in unrealized appreciation (depreciation)	4,780,928	11,738,731
Net increase in net assets resulting from operations	18,737,940	14,806,533

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,400,539)	(1,471,528)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	330,197,238	158,681,957

NET ASSETS
Total increase in net assets	344,534,639	172,016,962
Beginning of period	211,435,133	39,418,171
End of period	$555,969,772	$211,435,133

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	39

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol EAFE ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$71.90		$72.92	$70.34	$67.93	$67.51	$64.98
Net investment income(a)	0.70		2.15	2.15	2.04	2.09	2.13
Net realized and unrealized gain (loss)(b)	3.89		(1.01)	2.28	3.18	0.00 (c)	2.17
Net increase from investment operations	4.59		1.14	4.43	5.22	2.09	4.30

Distributions(d)
From net investment income	(1.73)		(2.16)	(1.85)	(2.81)	(1.67)	(1.77)
Total distributions	(1.73)		(2.16)	(1.85)	(2.81)	(1.67)	(1.77)

Net asset value, end of period	$74.76		$71.90	$72.92	$70.34	$67.93	$67.51

Total Return
Based on net asset value	6.41	%(e)	1.68%	6.36%	8.09%	3.19%	6.80%

Ratios to Average Net Assets
Total expenses	0.31	%(f)	0.32%	0.31%	0.32%	0.32%	0.33%
Total expenses after fees waived	0.20	%(f)	0.20%	0.20%	0.20%	0.20%	0.20%
Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%	N/A	0.32%	N/A	N/A
Net investment income	1.87	%(f)	3.04%	2.96%	3.09%	3.19%	3.26%

Supplemental Data
Net assets, end of period (000)	$13,120,321		$11,295,536	$8,852,315	$7,238,327	$7,947,758	$3,017,737
Portfolio turnover rate(g)	11	%(e)	22%	23%	28%	22%	23%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Rounds to less than $0.01.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Europe ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$25.03		$25.44	$24.90	$23.31	$24.69	$24.72
Net investment income(a)	0.16		0.76	0.74	0.72	0.81	0.90
Net realized and unrealized gain (loss)(b)	2.16		(0.35)	0.56	1.61	(1.55)	(0.26)
Net increase (decrease) from investment operations	2.32		0.41	1.30	2.33	(0.74)	0.64

Distributions(c)
From net investment income	(0.22)		(0.82)	(0.76)	(0.74)	(0.64)	(0.67)
Total distributions	(0.22)		(0.82)	(0.76)	(0.74)	(0.64)	(0.67)

Net asset value, end of period	$27.13		$25.03	$25.44	$24.90	$23.31	$24.69

Total Return
Based on net asset value	9.27	%(d)	1.69%	5.35%	10.29%	(2.98)%	2.70%

Ratios to Average Net Assets
Total expenses	0.25	%(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	1.24	%(e)	3.09%	2.94%	3.15%	3.46%	3.71%

Supplemental Data
Net assets, end of period (000)	$28,485		$25,033	$29,255	$36,110	$36,129	$16,048
Portfolio turnover rate(f)	12	%(d)	23%	26%	36%	32%	25%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	41

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol Japan ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$64.58		$67.73	$63.27	$61.08	$58.29	$53.00
Net investment income(a)	0.66		1.29	1.06	0.99	0.95	0.77
Net realized and unrealized gain (loss)(b)	4.40		(3.46)	4.34	3.18	2.59	5.22
Net increase (decrease) from investment operations	5.06		(2.17)	5.40	4.17	3.54	5.99

Distributions(c)
From net investment income	(2.38)		(0.98)	(0.94)	(1.98)	(0.75)	(0.70)
Total distributions	(2.38)		(0.98)	(0.94)	(1.98)	(0.75)	(0.70)

Net asset value, end of period	$67.26		$64.58	$67.73	$63.27	$61.08	$58.29

Total Return
Based on net asset value	7.81	%(d)	(3.19)%	8.52%	7.14%	6.13%	11.48%

Ratios to Average Net Assets
Total expenses	0.30	%(e)	0.30%	0.30%	0.30%	0.30%	0.30%
Net investment income	1.92	%(e)	1.98%	1.56%	1.65%	1.66%	1.42%

Supplemental Data
Net assets, end of period (000)	$33,630		$32,290	$33,866	$31,633	$48,863	$17,488
Portfolio turnover rate(f)	11	%(d)	23%	23%	24%	24%	18%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$62.75		$54.90	$49.89	$46.91	$41.91	$36.66
Net investment income(a)	0.68		1.23	1.02	0.98	0.96	0.84
Net realized and unrealized gain(b)	4.39		7.77	4.98	3.02	4.95	5.18
Net increase from investment operations	5.07		9.00	6.00	4.00	5.91	6.02

Distributions(c)
From net investment income	(0.67)		(1.15)	(0.99)	(1.02)	(0.91)	(0.77)
Total distributions	(0.67)		(1.15)	(0.99)	(1.02)	(0.91)	(0.77)

Net asset value, end of period	$67.15		$62.75	$54.90	$49.89	$46.91	$41.91

Total Return
Based on net asset value	8.13	%(d)	16.61%	12.16%	8.70%	14.35%	16.52%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.11	%(e)	2.12%	1.95%	2.10%	2.23%	2.06%

Supplemental Data
Net assets, end of period (000)	$38,213,201		$30,646,395	$15,191,622	$13,530,002	$15,325,270	$5,293,847
Portfolio turnover rate(f)	10	%(d)	21%	22%	23%	28%	23%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l H i g h l i g h t s	43

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Min Vol USA Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Period From 09/07/16(a) to 07/31/17

Net asset value, beginning of period	$34.10		$31.53	$27.82	$25.11
Net investment income(b)	0.41		0.60	0.52	0.49
Net realized and unrealized gain(c)	1.16		2.48	3.66	2.63
Net increase from investment operations	1.57		3.08	4.18	3.12

Distributions(d)
From net investment income	(0.37)		(0.51)	(0.47)	(0.41)
Total distributions	(0.37)		(0.51)	(0.47)	(0.41)

Net asset value, end of period	$35.30		$34.10	$31.53	$27.82

Total Return
Based on net asset value	4.63	%(e)	9.91%	15.19%	12.51	%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.20	%(f)
Net investment income	2.35	%(f)	1.85%	1.76%	2.04	%(f)

Supplemental Data
Net assets, end of period (000)	$555,970		$211,435	$39,418	$8,347
Portfolio turnover rate(g)	22	%(e)	48%	47%	47	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Min Vol EAFE	Diversified
Edge MSCI Min Vol Europe	Diversified
Edge MSCI Min Vol Japan	Diversified
Edge MSCI Min Vol USA	Diversified
Edge MSCI Min Vol USA Small-Cap(a)	Diversified

(a)	The Fund's classification changed from non-diversified to diversified during the reporting period.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N o t e s t o F i n a n c i a l S t a t e m e n t s	45

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

46	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Min Vol EAFE
BofA Securities, Inc.	$4,192,060	$4,192,060	$—	$—
JPMorgan Securities LLC	819,710	819,710	—	—
Morgan Stanley & Co. LLC	37,852,416	37,852,416	—	—
	$42,864,186	$42,864,186	$—	$—
Edge MSCI Min Vol USA
Barclays Capital Inc.	$935,636	$935,636	$—	$—
BNP Paribas Prime Brokerage International Ltd.	126,092	126,092	—	—
BNP Paribas Securities Corp.	4,270,063	4,270,063	—	—
BofA Securities, Inc.	122,830	122,830	—	—
Citigroup Global Markets Inc.	33,517,934	32,615,787	—	(902,147	)(b)
Credit Suisse AG Dublin Branch	15,537	15,537	—	—
Credit Suisse Securities (USA) LLC	57,786	57,786	—	—
Goldman Sachs & Co.	330,056	330,056	—	—
JPMorgan Securities LLC	1,659,930	1,659,930	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	29,309,051	29,309,051	—	—
RBC Capital Markets LLC	258,944	258,944	—	—
SG Americas Securities LLC	6,583,433	6,494,875	—	(88,558	)(b)
UBS Securities LLC	11,855,396	11,855,396	—	—
Virtu Americas LLC	238,933	238,933	—	—
Wells Fargo Bank, National Association	1,683,136	1,683,136	—	—
	$90,964,757	$89,974,052	$—	$(990,705)
Edge MSCI Min Vol USA Small-Cap
Barclays Bank PLC	$113,632	$113,632	$—	$—
BNP Paribas Securities Corp.	33,464	33,464	—	—
Citigroup Global Markets Inc.	1,015,432	1,015,432	—	—
Credit Suisse AG Dublin Branch	207,976	207,976	—	—
Credit Suisse Securities (USA) LLC	149,565	149,565	—	—
HSBC Bank PLC	935,089	935,089	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	398,697	398,697	—	—
Nomura Securities International Inc.	280,920	280,920	—	—
Scotia Capital (USA) Inc.	26,561	26,561	—	—
UBS AG	435,324	435,324	—	—
Wells Fargo Bank, National Association	1,157,062	1,157,062	—	—
Wells Fargo Securities LLC	3,275,091	3,275,091	—	—
	$8,028,813	$8,028,813	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.
(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the

N o t e s t o F i n a n c i a l S t a t e m e n t s	47

Notes to Financial Statements (unaudited) (continued)

value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Min Vol Europe	0.25%
Edge MSCI Min Vol Japan	0.30
Edge MSCI Min Vol USA	0.15
Edge MSCI Min Vol USA Small-Cap	0.20

For its investment advisory services to the iShares Edge MSCI Min Vol EAFE ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expenses.

For the iShares Edge MSCI Min Vol EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money

48	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Edge MSCI Min Vol USA ETF and iShares Edge MSCI Min Vol USA Small-Cap ETF (the “Group 1 Funds”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Europe ETF and iShares Edge MSCI Min Vol Japan ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Group 1 Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, (2) Each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Min Vol EAFE	$44,889
Edge MSCI Min Vol Europe	33
Edge MSCI Min Vol Japan	6
Edge MSCI Min Vol USA	244,530
Edge MSCI Min Vol USA Small-Cap	6,671

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Edge MSCI Min Vol EAFE	$116,013,294	$58,846,436	$571,995
Edge MSCI Min Vol USA	460,285,066	607,893,669	(21,253,517)
Edge MSCI Min Vol USA Small-Cap	8,902,930	20,034,879	(637,902)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N o t e s t o F i n a n c i a l S t a t e m e n t s	49

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Min Vol EAFE	$1,507,190,573	$1,364,177,039
Edge MSCI Min Vol Europe	3,078,829	3,024,150
Edge MSCI Min Vol Japan	3,741,343	4,596,362
Edge MSCI Min Vol USA	3,618,054,921	3,539,219,692
Edge MSCI Min Vol USA Small-Cap	92,057,827	86,683,157

For the six months ended January 31, 2020, in-kind transactions were as follows:

	In-kind	In-kind
iShares ETF	Purchases	Sales
Edge MSCI Min Vol EAFE	$1,091,208,020	$—
Edge MSCI Min Vol Europe	2,626,734	1,244,468
Edge MSCI Min Vol USA	9,226,225,881	4,181,763,088
Edge MSCI Min Vol USA Small-Cap	400,981,941	76,499,929

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Min Vol EAFE	$239,223,408
Edge MSCI Min Vol Europe	3,564,079
Edge MSCI Min Vol Japan	990,523
Edge MSCI Min Vol USA	449,123,287
Edge MSCI Min Vol USA Small-Cap	1,098,832

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Min Vol EAFE	$11,839,306,345	$1,815,345,983	$(545,000,619)	$1,270,345,364
Edge MSCI Min Vol Europe	26,216,922	3,186,134	(1,058,649)	2,127,485
Edge MSCI Min Vol Japan	32,785,486	3,136,468	(2,418,382)	718,086
Edge MSCI Min Vol USA	32,445,154,273	6,242,198,139	(415,646,841)	5,826,551,298
Edge MSCI Min Vol USA Small-Cap	546,391,338	30,238,452	(12,702,268)	17,536,184

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

50	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Min Vol EAFE
Shares sold	18,400,000	$1,354,823,881	38,600,000	$2,664,156,485
Shares redeemed	—	—	(2,900,000)	(206,850,903)
Net increase	18,400,000	$1,354,823,881	35,700,000	$2,457,305,582
Edge MSCI Min Vol Europe
Shares sold	100,000	$2,704,829	400,000	$9,642,774
Shares redeemed	(50,000)	(1,277,790)	(550,000)	(13,691,779)
Net increase(decrease)	50,000	$1,427,039	(150,000)	$(4,049,005)
Edge MSCI Min Vol Japan
Shares sold	—	$—	300,000	$19,449,566
Shares redeemed	—	—	(300,000)	(20,000,113)
Net decrease	—	$—	—	$(550,547)

N o t e s t o F i n a n c i a l S t a t e m e n t s	51

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Min Vol USA
Shares sold	145,800,000	$9,315,139,572	272,700,000	$15,644,380,246
Shares redeemed	(65,100,000)	$(4,203,619,808)	(61,000,000)	(3,538,909,786)
Net increase	80,700,000	5,111,519,764	211,700,000	$12,105,470,460
Edge MSCI Min Vol USA Small-Cap
Shares sold	11,750,000	$406,927,562	5,500,000	$176,428,169
Shares redeemed	(2,200,000)	(76,730,324)	(550,000)	(17,746,212)
Net increase	9,550,000	$330,197,238	4,950,000	$158,681,957

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust's administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Edge MSCI Min Vol EAFE ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

52	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Edge MSCI Min Vol EAFE ETF, iShares Edge MSCI Min Vol Europe ETF, iShares Edge MSCI Min Vol Japan ETF, iShares Edge MSCI Min Vol USA ETF and iShares Edge MSCI Min Vol USA Small-Cap ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S t a t e m e n t R e g a r d i n g L i q u i d i t y R i s k M a n a g e m e n t P r o g r a m	53

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund's investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment	Net Realized	Return of	Total Per	Net Investment	Net Realized	Return of	Total Per
iShares ETF	Income	Capital Gains	Capital	Share	Income	Capital Gains	Capital	Share
Edge MSCI Min Vol EAFE(a)	$1.242277	$—	$0.492103	$1.734380	72%	—%	28%	100%
Edge MSCI Min Vol Europe(a)	0.166573	—	0.048867	0.215440	77	—	23	100
Edge MSCI Min Vol Japan(a)	1.504889	—	0.874437	2.379326	63	—	37	100
Edge MSCI Min Vol USA(a)	0.582845	—	0.087750	0.670595	87	—	13	100
Edge MSCI Min Vol USA Small-Cap(a)	0.268380	—	0.103855	0.372235	72	—	28	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder's investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund's investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund's net asset value per share.

54	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds' Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

G e n e r a l I n f o r m a t i o n	55

Glossary of Terms Used in this Report

Portfolio Abbreviations – Equity

NVS	Non-Voting Shares
SDR	Swedish Depositary Receipt

56	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-709-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core MSCI EAFE ETF | IEFA | Cboe BZX
•	iShares Core MSCI Europe ETF | IEUR | NYSE Arca
•	iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca
•	iShares Core MSCI Pacific ETF | IPAC | NYSE Arca
•	iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® Core MSCI EAFE ETF

Investment Objective

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.49%	12.34%	5.71%	6.73%	12.34%	32.03%	60.81%
Fund Market	6.47	11.69	5.62	6.62	11.69	31.45	59.59
Index	6.47	12.12	5.52	6.57	12.12	30.84	59.00

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,064.90	$ 0.36		$ 1,000.00	$ 1,024.80	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	17.2%
Industrials	16.0
Health Care	11.8
Consumer Discretionary	11.5
Consumer Staples	10.7
Information Technology	7.6
Materials	7.1
Communication Services	5.1
Real Estate	5.1
Energy	4.2
Utilities	3.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	25.5%
United Kingdom	16.3
France	10.0
Switzerland	9.0
Germany	8.2
Australia	7.3
Netherlands	3.9
Hong Kong	3.2
Sweden	3.0
Spain	2.7

(a)	Excludes money market funds.

FUND SUMMARY	3

Fund Summary as of January 31, 2020	iShares® Core MSCI Europe ETF

Investment Objective

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	6.86%	13.66%	5.19%	2.26%	13.66%	28.79%	13.48%
Fund Market	7.38	13.47	5.08	2.20	13.47	28.10	13.07
Index	6.88	13.36	4.97	2.03	13.36	27.45	12.02

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,068.60	$ 0.47		$ 1,000.00	$ 1,024.70	$ 0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	17.2%
Industrials	15.0
Health Care	13.6
Consumer Staples	12.9
Consumer Discretionary	9.9
Materials	7.0
Information Technology	6.5
Energy	5.8
Utilities	4.6
Communication Services	4.5
Real Estate	3.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United Kingdom	26.3%
France	16.2
Switzerland	14.6
Germany	13.3
Netherlands	6.2
Sweden	4.9
Spain	4.4
Italy	3.8
Denmark	3.1
Finland	1.9

(a)	Excludes money market funds.

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Core MSCI International Developed Markets ETF

Investment Objective

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.52%	12.53%	6.99%	12.53%	21.38%
Fund Market	6.64	12.10	6.75	12.10	20.59
Index	6.39	12.14	6.64	12.14	20.18

The inception date of the Fund was 3/21/17. The first day of secondary market trading was 3/23/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,065.20	$ 0.26		$ 1,000.00	$ 1,024.90	$ 0.25		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	18.8%
Industrials	15.4
Health Care	10.9
Consumer Discretionary	10.8
Consumer Staples	10.1
Materials	7.6
Information Technology	7.4
Energy	5.5
Communication Services	4.9
Real Estate	4.8
Utilities	3.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	23.1%
United Kingdom	14.7
Canada	9.3
France	9.2
Switzerland	8.2
Germany	7.5
Australia	6.6
Netherlands	3.5
Hong Kong	2.9
Sweden	2.7

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of January 31, 2020	iShares® Core MSCI Pacific ETF

Investment Objective

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.87%	10.13%	6.61%	5.42%	10.13%	37.71%	34.74%
Fund Market	4.53	8.05	6.39	5.09	8.05	36.29	32.34
Index	5.75	10.10	6.54	5.37	10.10	37.28	34.29

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,058.70	$ 0.47		$ 1,000.00	$ 1,024.70	$0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	18.1%
Financials	17.0
Consumer Discretionary	14.2
Health Care	9.1
Information Technology	8.7
Real Estate	8.4
Materials	7.2
Consumer Staples	6.9
Communication Services	6.5
Utilities	2.3
Energy	1.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	68.1%
Australia	18.8
Hong Kong	8.6
Singapore	3.5
New Zealand	1.0

(a)	Excludes money market funds.

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Core MSCI Total International Stock ETF

Investment Objective

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	5.54%	10.04%	5.33%	5.56%	10.04%	29.66%	48.39%
Fund Market	5.49	9.05	5.24	5.46	9.05	29.08	47.30
Index	5.58	9.94	5.16	5.44	9.94	28.60	47.11

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,055.40	$ 0.46		$ 1,000.00	$ 1,024.70	$ 0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	19.8%
Industrials	13.0
Consumer Discretionary	11.7
Information Technology	9.6
Consumer Staples	9.2
Health Care	8.9
Materials	7.6
Communication Services	6.4
Energy	5.8
Real Estate	4.4
Utilities	3.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	17.1%
United Kingdom	10.9
China	8.2
Canada	6.9
France	6.7
Switzerland	6.0
Germany	5.5
Australia	4.9
Taiwan	3.3
South Korea	3.1

(a)	Excludes money market funds.

FUND SUMMARY	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
Abacus Property Group	2,204,910	$5,594,330
Adelaide Brighton Ltd.	2,353,814	5,735,767
Afterpay Ltd.(a)	801,102	20,674,271
AGL Energy Ltd.	2,908,729	38,847,598
ALS Ltd.	2,252,840	14,553,776
Altium Ltd.	577,238	15,391,581
Alumina Ltd.	11,149,041	16,270,917
AMA Group Ltd.	2,780,933	1,694,142
AMP Ltd.	14,537,441	17,761,059
Ansell Ltd.	632,706	13,571,019
APA Group	5,249,646	39,817,862
Appen Ltd.	551,549	9,360,091
ARB Corp. Ltd.	419,550	5,224,138
Ardent Leisure Group Ltd.(a)	2,630,671	2,491,960
Aristocrat Leisure Ltd.	2,571,613	62,320,682
ASX Ltd.	903,517	51,818,294
Atlas Arteria Ltd.	3,700,708	20,141,573
Aurizon Holdings Ltd.	8,469,724	30,674,997
AusNet Services	8,050,020	9,538,679
Austal Ltd.	1,743,331	4,586,595
Australia & New Zealand Banking Group Ltd.	12,429,904	214,270,814
Australian Agricultural Co. Ltd.(a)(b)	2,509,678	1,873,315
Australian Pharmaceutical Industries Ltd.	2,553,745	2,248,129
Bank of Queensland Ltd.	1,707,552	8,744,871
Bapcor Ltd.	1,807,564	7,647,664
Beach Energy Ltd.	8,441,441	15,088,493
Bega Cheese Ltd.(b)	1,316,783	3,861,058
Bendigo & Adelaide Bank Ltd.	2,135,884	14,884,917
BHP Group Ltd.	12,848,979	338,908,805
BHP Group PLC	9,187,392	201,015,452
Bingo Industries Ltd.(b)	2,985,075	5,595,402
Blackmores Ltd.(b)	71,516	4,276,317
BlueScope Steel Ltd.	2,301,222	21,952,874
Boral Ltd.	5,075,713	16,921,716
Brambles Ltd.	7,056,427	59,663,155
Bravura Solutions Ltd.	1,626,448	6,021,204
BWP Trust	2,738,807	7,535,659
Caltex Australia Ltd.	1,103,353	25,394,424
carsales.com Ltd.	1,095,494	12,643,441
Challenger Ltd.	2,393,581	14,341,322
Charter Hall Group	2,357,056	20,292,188
Charter Hall Retail REIT	1,784,522	5,626,792
CIMIC Group Ltd.	472,218	9,259,338
Cleanaway Waste Management Ltd.	9,579,512	13,082,525
Coca-Cola Amatil Ltd.	2,236,605	17,937,591
Cochlear Ltd.	259,010	41,800,138
Coles Group Ltd.	5,063,549	56,101,055
Commonwealth Bank of Australia	7,721,911	440,745,748
Computershare Ltd.	2,207,502	26,585,833
Corporate Travel Management Ltd.	452,075	5,390,045
Costa Group Holdings Ltd.	1,696,076	3,133,808
Cromwell Property Group	10,596,737	8,690,130
Crown Resorts Ltd.	1,659,693	12,999,649
CSL Ltd.	2,006,231	419,105,283
CSR Ltd.	2,693,970	8,764,901
Dexus	4,867,911	41,452,216
Domain Holdings Australia Ltd.	1,809,428	4,590,907
Domino’s Pizza Enterprises Ltd.	288,773	10,611,281

Security	Shares	Value

Australia (continued)
Downer EDI Ltd.	2,802,791	$13,903,589
Elders Ltd.	735,925	3,655,573
EML Payments Ltd.(a)	1,570,377	5,529,778
Evolution Mining Ltd.	7,054,563	17,521,127
FlexiGroup Ltd./Australia	1,979,658	2,783,091
Flight Centre Travel Group Ltd.	271,047	7,132,892
Fortescue Metals Group Ltd.	6,242,216	47,597,104
G8 Education Ltd.	2,372,933	3,042,091
Galaxy Resources Ltd.(a)(b)	2,541,969	1,744,264
Genworth Mortgage Insurance Australia Ltd.	1,346,293	3,298,669
Goodman Group	7,472,258	74,484,270
GPT Group (The)	8,092,050	32,503,327
GrainCorp Ltd., Class A(a)	1,084,866	6,100,612
GUD Holdings Ltd.	519,954	4,183,959
GWA Group Ltd.	1,340,901	3,213,644
Harvey Norman Holdings Ltd.	3,060,713	8,667,243
Healius Ltd.	2,912,469	5,771,265
HT&E Ltd.	1,419,661	1,615,666
IDP Education Ltd.	689,308	8,200,093
IGO Ltd.	2,716,194	11,091,969
Iluka Resources Ltd.	1,858,249	12,091,723
Incitec Pivot Ltd.	7,256,831	15,934,516
Insurance Australia Group Ltd.	10,086,964	47,809,229
InvoCare Ltd.(b)	616,478	5,534,321
IOOF Holdings Ltd.	1,665,228	8,817,962
IPH Ltd.	1,179,942	7,235,593
IRESS Ltd.	983,469	9,217,364
James Hardie Industries PLC	2,001,251	42,603,639
JB Hi-Fi Ltd.	563,037	14,948,846
Jupiter Mines Ltd.	6,812,421	1,322,566
Lendlease Group	2,511,168	30,461,548
Link Administration Holdings Ltd.	2,629,800	11,989,135
Lynas Corp. Ltd.(a)	3,206,612	4,701,198
Macquarie Group Ltd.	1,425,670	138,170,585
Magellan Financial Group Ltd.	590,449	26,590,214
Mayne Pharma Group Ltd.(a)(b)	9,863,678	3,004,473
McMillan Shakespeare Ltd.	415,364	3,584,262
Medibank Pvt Ltd.	12,238,989	25,399,505
Megaport Ltd.(a)	580,711	4,326,864
Metcash Ltd.(b)	4,604,597	8,076,272
Mineral Resources Ltd.	921,725	10,526,849
Mirvac Group	17,122,523	38,973,076
Monadelphous Group Ltd.	547,979	6,434,451
Mount Gibson Iron Ltd.	3,114,982	1,887,218
National Australia Bank Ltd.	12,547,401	217,220,250
New Hope Corp. Ltd.	1,846,529	2,317,797
Newcrest Mining Ltd.	3,512,898	69,445,962
NEXTDC Ltd.(a)(b)	2,056,072	10,447,157
NIB Holdings Ltd.	2,295,837	8,314,887
Nine Entertainment Co. Holdings Ltd.	8,268,596	10,378,894
Northern Star Resources Ltd.	3,208,333	27,062,505
Nufarm Ltd./Australia(a)	1,416,736	5,244,838
Oil Search Ltd.	6,206,602	30,082,261
oOh!media Ltd.	1,532,334	3,487,790
Orica Ltd.	1,729,850	26,438,230
Origin Energy Ltd.	8,015,815	44,002,723
Orocobre Ltd.(a)(b)	1,374,291	2,879,659
Orora Ltd.	5,382,399	11,602,452
OZ Minerals Ltd.	1,713,704	11,655,946
Pact Group Holdings Ltd.(a)(b)	1,192,219	2,202,841

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Pendal Group Ltd.	1,489,845	$8,846,729
Perpetual Ltd.	253,071	7,234,163
Pilbara Minerals Ltd.(a)(b)	9,245,422	1,825,857
Platinum Asset Management Ltd.(b)	1,539,903	4,886,408
PolyNovo Ltd.(a)(b)	3,101,513	5,813,660
Premier Investments Ltd.	515,391	6,862,615
Qantas Airways Ltd.	3,186,287	13,672,909
QBE Insurance Group Ltd.	5,909,577	54,397,270
Qube Holdings Ltd.	6,532,635	15,044,053
Ramsay Health Care Ltd.	737,945	39,126,156
REA Group Ltd.	238,902	18,248,343
Regis Resources Ltd.	2,920,044	8,796,703
Reliance Worldwide Corp. Ltd.	3,846,678	11,588,210
Resolute Mining Ltd.(a)(b)	5,534,709	4,260,991
Rio Tinto Ltd.	1,622,826	107,303,780
Sandfire Resources Ltd.	894,667	3,342,055
Santos Ltd.	8,263,667	48,074,037
Saracen Mineral Holdings Ltd.(a)(b)	4,927,791	13,030,689
Scentre Group	22,764,569	58,825,381
Seek Ltd.	1,548,124	23,515,718
Seven Group Holdings Ltd.	769,291	10,433,934
Seven West Media Ltd.(a)(b)	4,855,330	812,600
Shopping Centres Australasia Property Group	4,816,784	9,319,080
Sims Ltd.(b)	865,223	6,215,067
Sonic Healthcare Ltd.	2,144,437	45,465,227
South32 Ltd.	22,460,395	39,695,322
Southern Cross Media Group Ltd.	4,883,211	2,876,777
Spark Infrastructure Group	7,726,558	11,379,594
St. Barbara Ltd.	3,943,330	7,206,822
Star Entertainment Grp Ltd. (The)	3,674,284	10,281,749
Steadfast Group Ltd.	4,401,554	11,344,485
Stockland	10,445,491	34,404,240
Suncorp Group Ltd.	5,474,487	47,130,539
Super Retail Group Ltd.	750,712	4,714,050
Sydney Airport	4,873,384	27,372,257
Tabcorp Holdings Ltd.	9,247,782	29,035,442
Technology One Ltd.	1,620,830	9,244,748
Telstra Corp. Ltd.	18,166,797	46,701,153
TPG Telecom Ltd.	1,761,114	8,818,751
Transurban Group	12,123,555	127,422,949
Treasury Wine Estates Ltd.	3,233,229	28,203,233
Vicinity Centres	13,949,388	23,719,574
Virtus Health Ltd.	857,766	2,480,679
Viva Energy Group Ltd.(c)	5,318,732	6,124,273
Vocus Group Ltd.(a)	3,231,933	7,334,661
Washington H Soul Pattinson & Co. Ltd.	618,735	8,926,269
Webjet Ltd.(b)	668,764	5,260,521
Wesfarmers Ltd.	4,911,748	148,658,106
Western Areas Ltd.	1,895,771	3,261,647
Westpac Banking Corp.	15,188,769	255,423,131
Whitehaven Coal Ltd.	4,095,965	6,882,528
WiseTech Global Ltd.(b)	658,805	11,039,153
Woodside Petroleum Ltd.	4,095,374	95,217,410
Woolworths Group Ltd.	5,680,975	159,122,856
Worley Ltd.	1,537,550	15,686,723

		5,461,504,895

Austria — 0.3%
ams AG(a)	352,572	14,428,967
ANDRITZ AG	298,141	11,749,021
AT&S Austria Technologie & Systemtechnik AG	50,867	1,121,216

Security	Shares	Value

Austria (continued)
BAWAG Group AG(c)	200,621	$8,697,481
CA Immobilien Anlagen AG	356,203	15,691,084
DO & CO AG	32,169	3,208,472
Erste Group Bank AG	1,355,726	49,820,110
EVN AG	156,966	3,096,306
IMMOFINANZ AG	439,751	12,207,671
Lenzing AG	68,515	5,421,283
Oesterreichische Post AG(b)	172,715	6,565,116
OMV AG	659,838	32,898,156
Raiffeisen Bank International AG	641,701	14,649,344
S IMMO AG	294,635	7,901,653
S&T AG(b)	310,070	8,370,575
Schoeller-Bleckmann Oilfield Equipment AG	76,056	3,506,268
Semperit AG Holding(a)(b)	57,448	777,973
Telekom Austria AG	746,999	6,001,727
UNIQA Insurance Group AG	661,699	6,262,339
Verbund AG	305,427	16,151,992
Vienna Insurance Group AG Wiener Versicherung Gruppe	201,516	5,449,010
voestalpine AG	432,884	10,515,510
Wienerberger AG	531,483	15,089,913

		259,581,187

Belgium — 1.1%
Ackermans & van Haaren NV	91,655	14,677,167
Aedifica SA	122,405	16,549,209
Ageas	793,241	43,751,307
AGFA-Gevaert NV(a)	965,360	4,741,408
Anheuser-Busch InBev SA/NV	3,333,085	252,724,705
Barco NV	55,346	13,769,584
Befimmo SA	110,104	6,771,959
Bekaert SA	203,979	5,185,577
Cie. d’Entreprises CFE	37,334	4,075,294
Cofinimmo SA	81,661	13,013,431
Colruyt SA	243,390	12,178,077
D’ieteren SA/NV	146,117	9,424,145
Elia System Operator SA/NV	181,246	17,474,547
Euronav NV	913,932	9,095,121
Fagron	340,716	7,891,454
Galapagos NV(a)	198,942	44,556,496
Gimv NV	131,328	8,091,897
Groupe Bruxelles Lambert SA	327,603	32,935,871
Ion Beam Applications(a)(b)	107,429	1,235,769
KBC Ancora	233,917	11,660,025
KBC Group NV	1,082,987	79,523,029
Kinepolis Group NV	80,624	4,967,723
Melexis NV	106,773	7,620,186
Ontex Group NV	359,060	6,513,793
Orange Belgium SA	183,112	3,721,640
Proximus SADP	614,068	17,502,725
Sofina SA	67,740	15,501,848
Solvay SA	321,057	33,281,106
Telenet Group Holding NV	209,353	9,739,572
Tessenderlo Group SA(a)	154,588	5,199,394
UCB SA	563,029	51,837,672
Umicore SA(b)	875,915	40,351,551
Warehouses De Pauw CVA	639,006	18,263,101

		823,826,383

Denmark — 1.9%
ALK-Abello A/S(a)	32,997	8,807,877

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
Alm Brand A/S	456,851	$4,044,578
Ambu A/S, Series B(b)	722,824	13,238,044
AP Moller - Maersk A/S, Class A	16,441	18,529,603
AP Moller - Maersk A/S, Class B, NVS	28,498	34,197,516
Bavarian Nordic A/S(a)(b)	178,570	6,220,364
Carlsberg A/S, Class B	470,881	68,879,269
Chr Hansen Holding A/S	461,563	34,415,220
Coloplast A/S, Class B	515,824	65,096,165
D/S Norden A/S	164,128	2,213,654
Danske Bank A/S	2,781,959	46,576,727
Demant A/S(a)	454,036	14,745,473
Dfds A/S	177,736	7,480,181
DSV Panalpina A/S	956,843	104,093,666
FLSmidth & Co. A/S	205,458	7,053,397
Genmab A/S(a)	290,759	67,156,108
GN Store Nord A/S	591,511	29,376,650
H Lundbeck A/S	307,940	13,096,931
ISS A/S	646,099	15,684,549
Jyske Bank A/S, Registered(a)	320,256	12,195,977
Maersk Drilling A/S(a)	96,320	5,370,672
Matas A/S	234,901	2,215,472
Netcompany Group A/S(a)(c)	155,413	7,047,728
Nilfisk Holding A/S(a)	124,993	2,698,804
NNIT A/S(c)	66,962	1,058,546
Novo Nordisk A/S, Class B	7,725,800	472,597,819
Novozymes A/S, Class B	916,375	47,820,796
Orsted A/S(c)	839,677	91,646,181
Pandora A/S	434,140	22,494,534
Per Aarsleff Holding A/S	120,373	3,668,303
Ringkjoebing Landbobank A/S	154,938	11,511,183
Rockwool International A/S, Class B	40,258	9,396,827
Royal Unibrew A/S	222,167	21,157,977
Scandinavian Tobacco Group A/S(c)	351,576	4,606,277
Schouw & Co. A/S	65,749	5,386,985
SimCorp A/S	193,348	21,461,288
Spar Nord Bank A/S	468,818	4,539,853
Sydbank A/S	331,908	7,225,503
Topdanmark A/S	193,874	9,154,127
Tryg A/S	494,839	14,999,235
Vestas Wind Systems A/S	832,323	83,042,837
Zealand Pharma A/S(a)	143,793	5,215,771

		1,427,418,667

Finland — 1.2%
Adapteo OYJ(a)	210,319	2,447,374
Cargotec OYJ, Class B	206,243	7,642,998
Caverion OYJ	456,479	3,718,145
Citycon OYJ(b)	384,143	4,063,377
Cramo OYJ(b)	202,009	3,069,209
Elisa OYJ	653,877	39,376,212
Finnair OYJ	280,079	1,635,722
Fortum OYJ	1,970,448	47,734,610
Huhtamaki OYJ	446,832	19,901,257
Kemira OYJ	539,256	8,151,313
Kesko OYJ, Class B	273,666	18,512,011
Kone OYJ, Class B	1,458,820	94,186,884
Konecranes OYJ	314,459	9,513,601
Metsa Board OYJ	1,155,481	7,010,761
Metso OYJ	453,004	16,119,835
Neste OYJ	1,884,528	74,933,025
Nokia OYJ	24,714,143	96,392,837

Security	Shares	Value

Finland (continued)
Nokian Renkaat OYJ	502,564	$13,539,249
Nordea Bank Abp	14,115,718	111,477,069
Oriola OYJ, Class B	633,925	1,506,896
Orion OYJ, Class B	456,269	21,575,548
Outokumpu OYJ(b)	1,720,006	5,928,005
Outotec OYJ(a)	880,276	5,078,568
Sampo OYJ, Class A	1,864,571	84,450,418
Sanoma OYJ	378,175	4,538,784
Stora Enso OYJ, Class R	2,561,654	33,384,589
TietoEVRY OYJ	327,724	10,706,659
UPM-Kymmene OYJ	2,367,133	74,841,532
Uponor OYJ	308,979	4,191,106
Valmet OYJ	584,263	12,684,141
Wartsila OYJ Abp	1,822,896	22,372,982
YIT OYJ(b)	868,263	6,191,817

		866,876,534

France — 10.0%
ABC arbitrage	416,118	3,061,983
Accor SA	807,118	33,121,423
Aeroports de Paris	133,924	25,378,898
Air France-KLM(a)	858,411	7,983,236
Air Liquide SA	2,046,509	296,533,385
Airbus SE	2,559,853	377,979,190
Albioma SA	236,895	7,902,066
ALD SA(c)	522,866	7,648,611
Alstom SA	846,535	44,973,966
Alten SA	149,131	18,443,798
Amundi SA(c)	264,495	21,470,558
APERAM SA	259,030	7,449,132
Arkema SA	294,400	27,085,620
Atos SE	432,022	35,974,544
AXA SA	8,362,367	223,153,625
BioMerieux	189,535	18,788,322
BNP Paribas SA	4,875,614	259,594,659
Boiron SA	38,916	1,479,247
Bollore SA	4,082,476	16,621,914
Bonduelle SCA	93,238	2,221,517
Bouygues SA	972,460	38,505,521
Bureau Veritas SA	1,253,259	34,596,550
Capgemini SE	704,325	87,692,897
Carmila SA	219,126	4,298,188
Carrefour SA	2,612,011	44,302,331
Casino Guichard Perrachon SA(b)	244,111	9,917,405
Cellectis SA(a)	196,359	3,055,175
CGG SA(a)	3,164,625	8,928,919
Cie. de Saint-Gobain	2,139,154	81,157,867
Cie. Generale des Etablissements Michelin SCA	748,487	87,094,715
Cie. Plastic Omnium SA	318,894	8,022,144
CNP Assurances	717,325	12,933,670
Coface SA(a)	539,889	6,659,136
Constellium SE(a)(b)	616,764	7,006,439
Covivio	180,019	21,386,089
Credit Agricole SA	4,989,061	67,618,185
Danone SA	2,681,435	215,141,444
Dassault Aviation SA	11,550	14,054,085
Dassault Systemes SE	581,468	100,974,812
Derichebourg SA	632,858	2,304,582
Edenred	1,108,445	59,932,612
Eiffage SA	331,378	38,467,675
Electricite de France SA	2,635,409	32,578,857

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Elior Group SA(b)(c)	503,523	$7,069,915
Elis SA	872,110	17,019,581
Engie SA	7,939,465	136,904,925
Eramet	51,953	2,195,309
EssilorLuxottica SA	1,248,434	185,736,869
Etablissements Maurel et Prom SA	200,109	562,164
Eurazeo SE	198,742	14,249,912
Eurofins Scientific SE(b)	53,229	28,668,358
Europcar Mobility Group(b)(c)	630,122	2,569,749
Eutelsat Communications SA	752,301	11,292,468
Faurecia SE	348,857	16,689,669
FFP	29,734	3,163,318
Fnac Darty SA(a)	94,017	4,590,596
Gaztransport Et Technigaz SA	120,405	12,209,106
Gecina SA	203,975	38,518,092
Genfit(a)(b)	272,329	4,680,841
Getlink SE	2,020,719	35,717,812
Guerbet	31,270	1,207,672
Hermes International	138,447	103,808,707
ICADE	126,597	14,141,718
Iliad SA(b)	117,304	15,430,563
Imerys SA	187,224	8,108,384
Ingenico Group SA	275,983	32,174,834
Innate Pharma SA(a)(b)	301,555	2,117,051
Ipsen SA	170,284	12,643,488
IPSOS	199,836	6,488,728
JCDecaux SA	337,101	9,033,053
Kering SA	332,141	204,283,698
Klepierre SA	887,172	30,212,637
Korian SA	275,154	12,562,940
Lagardere SCA	265,290	5,042,005
Legrand SA	1,147,320	92,053,726
LISI	95,147	2,894,381
L’Oreal SA	1,097,457	306,361,311
LVMH Moet Hennessy Louis Vuitton SE	1,216,918	533,097,160
Maisons du Monde SA(c)	239,042	3,178,877
Mercialys SA	303,381	3,826,034
Mersen SA	110,411	3,621,782
Metropole Television SA	203,055	3,379,884
Natixis SA	4,305,768	18,242,030
Nexans SA	162,196	7,914,201
Nexity SA	211,164	10,202,923
Orange SA	8,597,048	121,996,444
Orpea	206,367	26,894,645
Pernod Ricard SA	927,670	160,888,904
Peugeot SA	2,612,364	53,876,367
Publicis Groupe SA	934,331	41,448,096
Quadient	178,740	4,302,291
Remy Cointreau SA	102,849	10,850,638
Renault SA	843,041	32,927,932
Rexel SA	1,125,174	13,485,419
Rubis SCA	409,120	25,321,657
Safran SA	1,436,418	232,328,868
Sanofi	4,923,799	474,447,477
Sartorius Stedim Biotech	125,326	22,513,470
Schneider Electric SE	2,382,730	239,021,858
SCOR SE	724,503	30,855,232
SEB SA	100,207	12,892,838
SES SA	1,589,855	19,565,652
Societe BIC SA	121,795	8,226,619

Security	Shares	Value

France (continued)
Societe Generale SA	3,527,476	$114,244,901
Sodexo SA	391,850	41,079,886
SOITEC(a)	113,267	10,725,899
Solocal Group(a)(b)	3,189,141	1,547,983
Solutions 30 SE(a)(b)	409,104	4,746,775
Sopra Steria Group	80,873	12,959,555
SPIE SA	569,008	11,060,282
STMicroelectronics NV	3,139,420	87,986,591
Suez	1,478,930	24,305,637
Tarkett SA	167,675	2,320,860
Technicolor SA, Registered(a)(b)	2,185,002	1,514,598
Teleperformance	269,040	67,620,464
Television Francaise 1	322,159	2,433,069
Thales SA	481,080	52,897,453
TOTAL SA	10,396,465	508,610,658
Trigano SA	50,916	4,838,454
Ubisoft Entertainment SA(a)	380,141	28,916,134
Unibail-Rodamco-Westfield	601,382	81,706,975
Valeo SA	1,068,932	31,889,182
Vallourec SA(a)(b)	1,448,670	3,676,404
Veolia Environnement SA	2,385,056	70,518,432
Vicat SA	82,584	3,445,713
Vinci SA	2,202,086	244,523,293
Virbac SA(a)	24,748	6,061,088
Vivendi SA	3,915,943	107,449,708
Wendel SA	115,724	15,466,391
Worldline SA(a)(c)	462,878	32,701,296

		7,494,453,551

Germany — 7.7%
Aareal Bank AG	237,038	7,780,747
adidas AG	795,175	251,850,711
ADO Properties SA(c)	167,183	5,157,979
ADVA Optical Networking SE(a)	341,808	2,829,574
AIXTRON SE(a)(b)	583,000	6,184,285
Allianz SE, Registered	1,841,759	440,558,001
alstria office REIT AG	651,595	12,932,770
Aroundtown SA	4,371,077	41,348,628
AURELIUS Equity Opportunities SE & Co. KGaA(b)	141,465	5,176,596
Aurubis AG	166,985	9,124,954
BASF SE	3,969,885	268,673,038
Bayer AG, Registered	4,092,496	331,304,033
Bayerische Motoren Werke AG	1,420,873	101,310,523
BayWa AG	69,532	2,049,673
Bechtle AG	135,320	19,599,989
Beiersdorf AG	435,994	49,476,470
Bertrandt AG	33,156	1,918,010
Bilfinger SE	153,807	5,447,549
Borussia Dortmund GmbH & Co. KGaA	380,684	3,720,930
Brenntag AG	666,172	34,609,252
CANCOM SE	190,787	11,406,659
Carl Zeiss Meditec AG, Bearer	176,712	21,639,467
CECONOMY AG(a)	922,219	4,788,086
Cewe Stiftung & Co. KGaA	40,706	4,646,371
Commerzbank AG	4,603,609	26,528,947
CompuGroup Medical SE	134,048	8,838,846
Continental AG	482,752	55,071,447
Covestro AG(c)	765,372	32,358,274
CTS Eventim AG & Co. KGaA	280,638	17,493,924
Daimler AG, Registered	3,935,510	182,325,531
Delivery Hero SE(a)(c)	523,635	40,399,959

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Bank AG, Registered	8,621,402	$79,147,322
Deutsche Beteiligungs AG	93,748	3,953,074
Deutsche Boerse AG	832,897	135,729,599
Deutsche EuroShop AG	260,624	7,116,613
Deutsche Lufthansa AG, Registered	978,863	15,002,455
Deutsche Pfandbriefbank AG(c)	689,789	11,145,307
Deutsche Post AG, Registered	4,280,005	149,763,463
Deutsche Telekom AG, Registered	14,406,345	233,186,469
Deutsche Wohnen SE	1,572,739	66,579,152
Deutz AG	704,181	3,692,728
DIC Asset AG	297,260	5,567,259
Duerr AG	257,831	7,748,954
E.ON SE	9,780,355	110,987,179
Evonik Industries AG	832,365	22,848,519
Evotec SE(a)(b)	593,343	15,984,867
Fraport AG Frankfurt Airport Services Worldwide	157,289	11,737,881
Freenet AG	561,678	12,473,932
Fresenius Medical Care AG & Co. KGaA	953,654	73,661,719
Fresenius SE & Co. KGaA	1,840,354	94,071,049
GEA Group AG	659,890	19,810,653
Gerresheimer AG	143,206	11,339,181
Grand City Properties SA	558,271	14,303,790
GRENKE AG(b)	124,530	12,413,476
Hamborner REIT AG	469,712	5,262,608
Hamburger Hafen und Logistik AG	153,868	3,799,109
Hannover Rueck SE	255,026	49,599,788
HeidelbergCement AG	645,748	43,853,076
Heidelberger Druckmaschinen AG(a)(b)	1,383,253	1,367,366
HelloFresh SE(a)	637,202	15,182,169
Henkel AG & Co. KGaA	458,214	42,400,704
HOCHTIEF AG	100,151	11,609,278
HUGO BOSS AG	263,026	12,475,578
Hypoport AG(a)	21,383	7,571,078
Indus Holding AG	96,972	3,960,063
Infineon Technologies AG	5,481,436	118,914,974
Isra Vision AG(b)	94,565	3,556,809
Jenoptik AG	285,425	7,882,397
K+S AG, Registered(b)	831,447	8,108,406
KION Group AG	282,513	17,751,691
Kloeckner & Co. SE	357,497	2,280,006
Knorr-Bremse AG	195,408	21,332,458
Koenig & Bauer AG(b)	85,560	2,275,623
Krones AG(b)	78,009	5,926,120
KWS Saat SE & Co. KGaA	49,356	3,046,586
LANXESS AG	367,481	22,121,414
LEG Immobilien AG	280,185	34,574,296
Merck KGaA	571,977	73,464,959
METRO AG	779,379	10,878,402
MLP SE	474,102	2,952,748
MorphoSys AG(a)	145,867	18,298,762
MTU Aero Engines AG	235,418	71,588,294
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	619,663	182,871,055
Nemetschek SE	274,854	18,747,716
New Work SE	19,595	6,405,979
Nordex SE(a)(b)	338,613	4,424,209
Norma Group SE	166,585	6,084,730
OSRAM Licht AG	418,663	20,994,300
PATRIZIA AG	264,176	6,311,904
Pfeiffer Vacuum Technology AG(b)	36,076	6,000,913

Security	Shares	Value

Germany (continued)
ProSiebenSat.1 Media SE	1,006,747	$13,371,392
Puma SE	382,497	30,689,149
QIAGEN NV(a)	999,010	33,390,230
Rational AG	15,509	11,678,619
Rheinmetall AG	195,356	20,939,258
RHOEN-KLINIKUM AG	170,634	2,987,727
Rocket Internet SE(a)(c)	423,724	9,917,340
RWE AG	2,582,618	89,696,894
SAF-Holland SA	295,547	2,056,859
Salzgitter AG(b)	225,668	3,801,297
SAP SE	4,300,605	561,522,048
Scout24 AG(c)	496,307	34,182,968
SGL Carbon SE(a)(b)	350,596	1,566,555
Siemens AG, Registered	3,329,451	411,917,929
Siemens Healthineers AG(c)	647,325	30,473,696
Siltronic AG	110,286	11,938,349
Sixt SE	64,690	6,534,496
SMA Solar Technology AG(a)	71,330	2,624,391
Software AG	237,130	7,923,044
Stabilus SA	122,627	7,485,112
STRATEC SE	33,124	2,345,643
Stroeer SE & Co. KGaA	155,538	12,393,205
Suedzucker AG	348,822	5,906,707
Symrise AG	571,223	58,833,758
TAG Immobilien AG	622,887	16,428,748
Takkt AG	167,444	2,200,759
Telefonica Deutschland Holding AG	3,644,456	11,038,005
thyssenkrupp AG(b)	1,804,061	22,321,747
TLG Immobilien AG	444,908	15,210,505
TUI AG	1,909,483	19,592,960
Uniper SE	889,899	29,200,976
United Internet AG, Registered	534,930	17,369,320
Varta AG(a)(b)	69,855	5,953,085
Volkswagen AG	145,713	26,740,952
Vonovia SE	2,275,001	129,940,414
Vossloh AG	57,052	2,513,195
Wacker Chemie AG	68,591	4,949,938
Wacker Neuson SE(b)	190,664	3,070,100
Wirecard AG(b)	517,970	76,458,728
Zalando SE(a)(c)	617,755	29,732,015
zooplus AG(a)(b)	32,656	2,938,578

		5,788,528,123

Hong Kong — 3.1%
AIA Group Ltd.	53,120,400	531,894,950
ASM Pacific Technology Ltd.	1,395,300	19,065,452
Bank of East Asia Ltd. (The)(b)	5,762,400	12,497,111
BeiGene Ltd., ADR(a)(b)	173,210	26,390,276
BOC Hong Kong Holdings Ltd.	16,669,500	55,708,834
Brightoil Petroleum Holdings Ltd.(a)(b)(d)	6,240,000	586,640
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	5,311,300	16,142,729
Cafe de Coral Holdings Ltd.	1,522,000	3,426,259
Champion REIT	9,894,000	5,963,235
Chow Sang Sang Holdings International Ltd.	373,000	439,536
CITIC Telecom International Holdings Ltd.	10,469,000	3,640,266
CK Asset Holdings Ltd.	11,408,516	73,755,941
CK Hutchison Holdings Ltd.	11,705,516	104,469,119
CK Infrastructure Holdings Ltd.	2,978,500	20,905,388
CLP Holdings Ltd.	7,099,500	74,195,988
Dah Sing Banking Group Ltd.	2,624,400	3,356,166
Dah Sing Financial Holdings Ltd.	768,400	2,780,724

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Dairy Farm International Holdings Ltd.	1,569,100	$8,080,865
Far East Consortium International Ltd.	5,892,000	2,549,565
First Pacific Co. Ltd.	12,306,250	3,882,898
Galaxy Entertainment Group Ltd.	9,734,000	64,559,878
Giordano International Ltd.	7,354,000	1,884,694
Guotai Junan International Holdings Ltd.(b)	20,913,000	3,582,054
Haitong International Securities Group Ltd.(b)	15,639,000	4,551,783
Hang Lung Group Ltd.	4,216,000	10,500,771
Hang Lung Properties Ltd.	9,283,000	19,558,511
Hang Seng Bank Ltd.(b)	3,401,400	69,299,216
Health and Happiness H&H International Holdings Ltd.(b)	1,044,500	4,432,288
Henderson Land Development Co. Ltd.	6,507,570	29,500,247
HK Electric Investments & HK Electric Investments Ltd.(b)	12,378,500	12,370,689
HKBN Ltd.	3,962,500	6,889,174
HKT Trust & HKT Ltd.	17,292,200	25,921,932
Hong Kong & China Gas Co. Ltd.	45,480,521	87,623,613
Hong Kong Exchanges & Clearing Ltd.	5,066,500	168,863,759
Hongkong Land Holdings Ltd.	5,375,900	28,653,547
Hsin Chong Group Holdings Ltd.(a)(d)	7,490,000	135,044
Hutchison Telecommunications Hong Kong Holdings Ltd.	10,778,000	1,971,018
Hysan Development Co. Ltd.	2,357,000	8,893,881
Jardine Matheson Holdings Ltd.	981,900	54,898,029
Jardine Strategic Holdings Ltd.	1,004,000	30,953,320
Johnson Electric Holdings Ltd.	1,590,250	3,543,037
Kerry Logistics Network Ltd.	2,690,500	4,310,399
Kerry Properties Ltd.	3,023,500	8,507,962
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	3,199,000	832,204
Lifestyle International Holdings Ltd.	2,758,000	2,766,915
Link REIT	9,272,700	94,340,339
Luk Fook Holdings International Ltd.	1,367,000	3,732,231
Macau Legend Development Ltd.(a)	10,719,750	1,366,734
Man Wah Holdings Ltd.	8,558,800	5,996,197
Melco International Development Ltd.	3,980,000	8,682,816
Melco Resorts & Entertainment Ltd., ADR	1,002,026	20,210,864
Minth Group Ltd.	3,104,000	9,633,917
MTR Corp. Ltd.	6,727,500	38,034,907
New World Development Co. Ltd.	27,603,000	34,873,009
NewOcean Energy Holdings Ltd.(a)(b)	2,540,000	359,824
NWS Holdings Ltd.	7,040,166	9,121,054
Pacific Basin Shipping Ltd.	22,803,000	4,140,714
Pacific Textiles Holdings Ltd.	3,952,000	2,560,054
PCCW Ltd.	21,222,000	12,544,782
Power Assets Holdings Ltd.	6,095,500	44,195,888
Prosperity REIT	7,594,000	2,904,632
Regina Miracle International Holdings Ltd.(c)	956,000	574,962
Sa Sa International Holdings Ltd.(b)	7,318,000	1,300,576
Sands China Ltd.	11,017,200	53,916,161
Shangri-La Asia Ltd.	6,902,000	6,390,988
Shun Tak Holdings Ltd.	8,108,000	3,508,465
Sino Land Co. Ltd.	14,504,000	19,911,736
SITC International Holdings Co. Ltd.	6,557,000	7,768,857
SJM Holdings Ltd.	9,690,000	10,944,288
SmarTone Telecommunications Holdings Ltd.	1,674,000	1,233,149
Sun Hung Kai Properties Ltd.	6,836,000	96,224,652
Sunlight REIT	1,795,000	1,141,972
Swire Pacific Ltd., Class A	2,277,000	20,189,758

Security	Shares	Value

Hong Kong (continued)
Swire Properties Ltd.	5,411,200	$16,934,173
Techtronic Industries Co. Ltd.	6,239,000	50,579,537
Television Broadcasts Ltd.	1,379,600	2,117,842
Texwinca Holdings Ltd.	1,624,000	345,091
Town Health International Medical Group Ltd.(b)(d)	4,701,000	2,543
United Laboratories International Holdings Ltd. (The)(b)	4,198,000	2,773,473
Value Partners Group Ltd.(b)	7,292,000	3,972,383
Vitasoy International Holdings Ltd.(b)	2,958,000	10,761,697
VTech Holdings Ltd.	809,600	7,366,256
WH Group Ltd.(c)	42,961,000	41,274,074
Wharf Real Estate Investment Co. Ltd.(b)	5,383,000	28,076,537
Wheelock & Co. Ltd.	3,824,000	23,466,316
Wynn Macau Ltd.	7,269,200	15,315,601
Xinyi Glass Holdings Ltd.	9,712,000	12,257,415
Yue Yuen Industrial Holdings Ltd.	3,339,000	9,309,759

		2,365,092,130

Ireland — 0.6%
AIB Group PLC	3,428,012	10,082,343
Bank of Ireland Group PLC	4,042,041	19,772,031
C&C Group PLC	1,539,319	7,264,289
Cairn Homes PLC(a)	3,078,952	4,183,229
CRH PLC(a)	3,541,577	133,128,418
Dalata Hotel Group PLC	856,152	4,331,217
Flutter Entertainment PLC	353,035	40,101,431
Glanbia PLC	842,356	9,829,746
Grafton Group PLC	1,085,501	13,164,352
Hibernia REIT PLC	3,139,406	4,773,312
Kerry Group PLC, Class A	665,427	85,025,259
Kingspan Group PLC	667,298	41,153,164
Origin Enterprises PLC	517,792	2,140,338
Smurfit Kappa Group PLC	994,637	34,478,598
UDG Healthcare PLC	1,274,458	12,608,333

		422,036,060

Israel — 0.8%
Airport City Ltd.(a)	440,765	7,781,394
Alony Hetz Properties & Investments Ltd.	795,190	13,192,252
Azrieli Group Ltd.	201,906	14,930,195
Bank Hapoalim BM	5,417,888	46,740,468
Bank Leumi Le-Israel BM	6,923,148	50,049,756
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	9,227,296	7,165,741
Caesarstone Ltd.	164,230	2,148,128
Cellcom Israel Ltd.(a)	308,792	1,123,792
Check Point Software Technologies Ltd.(a)(b)	583,896	66,745,152
Clal Insurance Enterprises Holdings Ltd.(a)	222,492	2,832,403
CyberArk Software Ltd.(a)(b)	186,624	25,797,035
Delek Automotive Systems Ltd.	217,169	1,300,451
Delek Group Ltd.	32,878	4,260,806
Elbit Systems Ltd.	116,772	17,946,950
Enlight Renewable Energy Ltd.(a)	2,769,975	4,257,237
First International Bank of Israel Ltd.	398,873	11,201,224
Gazit-Globe Ltd.	564,397	6,563,041
Harel Insurance Investments & Financial Services Ltd.	886,972	6,072,702
Israel Chemicals Ltd.	3,221,512	13,648,535
Israel Corp. Ltd. (The)(a)	23,505	4,093,071
Israel Discount Bank Ltd., Class A	6,135,625	27,987,467
Ituran Location and Control Ltd.	136,735	3,484,008
Kornit Digital Ltd.(a)(b)	275,750	11,520,835

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Melisron Ltd.	109,531	$7,213,238
Migdal Insurance & Financial Holdings Ltd.	2,331,070	1,892,733
Mizrahi Tefahot Bank Ltd.(b)	716,138	19,585,314
Nice Ltd.(a)	306,538	53,157,135
Oil Refineries Ltd.	11,442,161	5,053,404
Partner Communications Co. Ltd.(a)	625,175	2,791,891
Paz Oil Co. Ltd.	55,312	6,733,453
Radware Ltd.(a)(b)	273,972	6,980,807
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	57,774	3,340,671
Shikun & Binui Ltd.	1,368,033	6,744,062
Shufersal Ltd.	1,047,868	6,566,552
Strauss Group Ltd.	309,399	9,115,672
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	4,802,958	49,950,763
Tower Semiconductor Ltd.(a)	508,031	11,629,566
Wix.com Ltd.(a)(b)	238,305	34,003,740

		575,601,644

Italy — 2.3%
A2A SpA	6,639,839	13,263,284
ACEA SpA	324,206	7,562,953
Amplifon SpA	535,165	15,230,037
Anima Holding SpA(c)	1,892,292	8,983,713
Assicurazioni Generali SpA	4,659,045	90,845,708
ASTM SpA	442,189	12,907,494
Atlantia SpA	2,181,714	53,602,093
Autogrill SpA	611,859	5,946,606
Azimut Holding SpA	523,866	12,882,370
Banca Generali SpA	337,798	10,751,269
Banca IFIS SpA	136,019	2,161,558
Banca Mediolanum SpA	1,232,976	11,136,032
Banca Popolare di Sondrio SCPA	2,446,912	5,271,483
Banco BPM SpA(a)	6,789,396	13,919,419
BPER Banca	2,101,534	9,665,020
Brunello Cucinelli SpA	164,979	6,000,473
Buzzi Unicem SpA	477,484	11,165,020
Cerved Group SpA	996,505	9,778,816
CIR-Compagnie Industriali Riunite SpA(b)	1,896,753	2,341,608
CNH Industrial NV	4,436,839	42,403,398
Credito Emiliano SpA	445,795	2,349,113
Credito Valtellinese SpA(a)(b)	33,490,605	2,345,623
Danieli & C Officine Meccaniche SpA	84,273	1,382,192
Davide Campari-Milano SpA	2,591,117	25,067,990
De’ Longhi SpA	323,509	6,101,887
DiaSorin SpA	105,798	13,014,236
Enav SpA(c)	1,172,272	7,567,328
Enel SpA	35,487,832	308,918,486
Eni SpA	10,891,591	152,782,867
ERG SpA	306,861	7,256,954
Ferrari NV	532,996	90,076,610
FinecoBank Banca Fineco SpA	2,436,254	28,550,991
Freni Brembo SpA(b)	813,785	9,306,955
Geox SpA	657,664	781,299
Hera SpA	3,644,653	16,568,000
IMA Industria Macchine Automatiche SpA(b)	93,385	6,100,693
Infrastrutture Wireless Italiane SpA(c)	1,210,905	12,580,549
Interpump Group SpA	361,675	10,204,580
Intesa Sanpaolo SpA	64,611,395	160,783,107
Iren SpA	3,186,204	10,614,042
Italgas SpA	2,313,814	15,374,759
Juventus Football Club SpA(a)(b)	2,584,874	3,259,867

Security	Shares	Value

Italy (continued)
Leonardo SpA	1,326,259	$16,431,923
Maire Tecnimont SpA(b)	993,209	2,564,571
MARR SpA	208,105	4,451,005
Mediaset SpA(a)(b)	1,919,143	5,076,659
Mediobanca Banca di Credito Finanziario SpA	2,839,915	28,362,517
Moncler SpA	843,810	36,469,307
Piaggio & C SpA	1,296,597	3,543,368
Pirelli & C SpA(c)	1,871,888	9,069,394
Poste Italiane SpA(c)	2,373,453	27,223,203
Prysmian SpA	1,053,177	23,435,990
Recordati SpA	480,137	20,554,557
Reply SpA	123,792	9,719,651
Saipem SpA(a)	2,603,923	10,815,484
Salini Impregilo SpA(a)(b)	1,207,762	1,958,141
Salvatore Ferragamo SpA	310,441	5,740,154
Saras SpA	2,815,471	3,781,568
Snam SpA	8,849,531	47,436,712
Societa Cattolica di Assicurazioni SC	813,297	6,435,253
Technogym SpA(c)	570,951	7,105,536
Telecom Italia SpA/Milano(a)	39,624,206	21,376,145
Tenaris SA	2,036,276	21,049,579
Terna Rete Elettrica Nazionale SpA	6,205,500	43,297,193
Tod’s SpA(b)	58,580	2,370,819
UniCredit SpA	8,760,532	117,297,175
Unione di Banche Italiane SpA	4,466,560	13,394,275
Unipol Gruppo SpA	2,285,543	11,658,659

		1,737,425,320

Japan — 25.4%
77 Bank Ltd. (The)	353,300	5,482,775
ABC-Mart Inc.	146,500	9,515,708
Acom Co. Ltd.	2,292,100	10,912,244
Activia Properties Inc.	2,473	13,165,300
Adastria Co. Ltd.	142,600	2,832,660
ADEKA Corp.	485,900	7,204,330
Advance Residence Investment Corp.	5,364	16,900,918
Advantest Corp.	908,500	49,203,257
Aeon Co. Ltd.	2,927,400	60,865,396
Aeon Delight Co. Ltd.	106,800	3,729,649
AEON Financial Service Co. Ltd.	580,300	9,267,881
Aeon Mall Co. Ltd.	510,800	8,605,626
AEON REIT Investment Corp.	8,136	11,094,716
AGC Inc.	787,200	27,272,556
Ai Holdings Corp.	170,500	2,963,713
Aica Kogyo Co. Ltd.	238,400	7,632,495
Aichi Steel Corp.	38,300	1,245,629
Aida Engineering Ltd.	343,100	2,814,189
Aiful Corp.(a)	2,556,200	7,098,918
Ain Holdings Inc.	117,900	7,266,430
Air Water Inc.	699,100	9,810,685
Aisin Seiki Co. Ltd.	696,600	23,748,092
Ajinomoto Co. Inc.	1,920,200	31,978,235
Alfresa Holdings Corp.	895,300	18,395,840
Alps Alpine Co. Ltd.	932,776	17,229,483
Amada Holdings Co. Ltd.	1,541,500	16,540,707
Amano Corp.	335,800	9,898,796
ANA Holdings Inc.	434,300	13,720,009
AnGes Inc.(a)(b)	550,500	3,001,758
Anritsu Corp.(b)	654,900	12,985,008
AOKI Holdings Inc.	123,800	1,226,749
Aoyama Trading Co. Ltd.	240,700	3,137,972

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Aozora Bank Ltd.	523,900	$14,317,404
Arcs Co. Ltd.	181,100	3,251,562
Ariake Japan Co. Ltd.	88,800	6,152,955
Aruhi Corp.(b)	30,000	496,563
Asahi Diamond Industrial Co. Ltd.	378,700	2,117,380
Asahi Group Holdings Ltd.	1,604,700	75,301,049
Asahi Holdings Inc.	176,000	4,460,691
Asahi Intecc Co. Ltd.	907,800	25,504,000
Asahi Kasei Corp.	5,643,600	59,255,587
Asics Corp.	730,200	10,873,671
ASKUL Corp.	121,700	4,031,028
Astellas Pharma Inc.	8,318,500	149,699,998
Atom Corp.(b)	645,500	6,080,689
Autobacs Seven Co. Ltd.	437,300	6,435,332
Avex Inc.	198,600	2,229,978
Awa Bank Ltd. (The)	156,100	3,506,975
Azbil Corp.	582,800	16,039,972
Bandai Namco Holdings Inc.	914,800	53,832,121
Bando Chemical Industries Ltd.	57,300	437,211
Bank of Iwate Ltd. (The)	23,700	586,459
Bank of Kyoto Ltd. (The)	258,900	10,629,746
Bank of Nagoya Ltd. (The)	23,200	688,176
Bank of Okinawa Ltd. (The)	44,800	1,459,095
Bank of Saga Ltd. (The)	16,700	240,519
Bank of the Ryukyus Ltd.	174,200	1,710,096
Benefit One Inc.	336,200	5,986,677
Benesse Holdings Inc.	362,900	10,094,972
Bic Camera Inc.	561,800	6,188,949
BML Inc.	121,100	3,497,191
Bridgestone Corp.	2,450,000	88,180,560
Broadleaf Co. Ltd.	652,200	3,676,655
Brother Industries Ltd.	1,052,100	20,996,377
Calbee Inc.	399,100	13,219,255
Canon Electronics Inc.	94,000	1,813,480
Canon Inc.	4,285,700	114,136,394
Canon Marketing Japan Inc.	256,500	6,231,162
Capcom Co. Ltd.	433,600	12,441,722
Casio Computer Co. Ltd.	842,900	15,934,881
Cawachi Ltd.	96,800	1,912,154
Central Glass Co. Ltd.	178,700	3,973,493
Central Japan Railway Co.	624,700	124,409,738
Chiba Bank Ltd. (The)	2,901,400	16,141,940
Chiyoda Co. Ltd.	61,600	839,445
Chofu Seisakusho Co. Ltd.	23,500	508,442
Chubu Electric Power Co. Inc.	2,882,300	39,570,627
Chugai Pharmaceutical Co. Ltd.	1,019,800	105,992,960
Chugoku Bank Ltd. (The)	954,300	9,253,765
Chugoku Electric Power Co. Inc. (The)	1,187,100	15,738,919
Citizen Watch Co. Ltd.	1,508,900	7,462,014
CKD Corp.	348,200	5,769,869
Coca-Cola Bottlers Japan Holdings Inc.	568,450	15,173,002
cocokara fine Inc.	91,100	5,673,525
COLOPL Inc.(b)	342,600	3,587,683
Colowide Co. Ltd.	326,100	6,715,461
Comforia Residential REIT Inc.	3,834	12,628,482
COMSYS Holdings Corp.	524,100	15,425,373
Concordia Financial Group Ltd.	5,068,900	19,595,600
Cosel Co. Ltd.	120,200	1,266,489
Cosmo Energy Holdings Co. Ltd.	320,000	6,321,170
Cosmos Pharmaceutical Corp.	48,700	10,792,767

Security	Shares	Value

Japan (continued)
Create SD Holdings Co. Ltd.	148,100	$3,752,204
Credit Saison Co. Ltd.	717,200	11,752,062
CyberAgent Inc.(b)	456,900	18,611,556
Dai Nippon Printing Co. Ltd.	1,170,700	32,889,989
Daibiru Corp.	196,400	2,464,400
Daicel Corp.	1,206,900	11,680,935
Daido Steel Co. Ltd.	113,300	4,437,501
Daifuku Co. Ltd.	470,600	29,221,184
Daihen Corp.	102,900	3,299,142
Dai-ichi Life Holdings Inc.	4,810,900	73,505,101
Daiichi Sankyo Co. Ltd.	2,498,000	171,496,222
Daiichikosho Co. Ltd.	183,300	9,047,885
Daikin Industries Ltd.	1,088,000	156,948,655
Daikyonishikawa Corp.	184,500	1,290,317
Daio Paper Corp.(b)	381,100	5,105,478
Daiseki Co. Ltd.	197,700	5,444,799
Daishi Hokuetsu Financial Group Inc.	161,700	4,084,833
Daito Trust Construction Co. Ltd.	336,600	40,077,714
Daiwa House Industry Co. Ltd.	2,461,200	78,592,178
Daiwa House REIT Investment Corp.	8,449	22,567,565
Daiwa Office Investment Corp.	1,501	12,048,438
Daiwa Securities Group Inc.	7,046,500	36,349,109
Daiwabo Holdings Co. Ltd.	83,200	4,720,948
DCM Holdings Co. Ltd.	636,700	6,138,778
DeNA Co. Ltd.	536,600	8,886,811
Denka Co. Ltd.	400,000	11,108,548
Denso Corp.	1,859,600	77,928,710
Dentsu Group Inc.	966,900	32,650,773
Descente Ltd.	141,800	2,353,630
DIC Corp.	388,100	10,462,963
Digital Garage Inc.	194,300	7,287,258
Dip Corp.	177,100	5,743,475
Disco Corp.	114,500	27,297,873
DMG Mori Co. Ltd.	626,500	8,976,837
Doshisha Co. Ltd.	73,200	1,143,402
Doutor Nichires Holdings Co. Ltd.	195,000	3,726,023
Dowa Holdings Co. Ltd.	215,900	7,918,093
DTS Corp.	222,700	5,247,735
Duskin Co. Ltd.	230,700	6,460,068
Earth Corp.	70,900	3,833,316
East Japan Railway Co.	1,297,000	116,076,025
Ebara Corp.	442,300	12,548,531
EDION Corp.	464,500	4,877,068
Eisai Co. Ltd.	1,113,800	85,591,551
Eizo Corp.	96,800	3,224,136
Electric Power Development Co. Ltd.	625,700	14,311,116
en-japan Inc.	154,900	6,309,762
Enplas Corp.	53,400	1,465,254
EPS Holdings Inc.	155,400	1,892,587
Euglena Co. Ltd.(a)	611,700	4,797,204
Exedy Corp.	147,000	3,120,792
Ezaki Glico Co. Ltd.	205,500	8,882,848
FamilyMart Co. Ltd.	1,127,700	25,054,220
Fancl Corp.	401,100	10,702,415
FANUC Corp.	830,200	155,645,744
Fast Retailing Co. Ltd.	246,700	135,066,458
FCC Co. Ltd.	196,200	4,065,740
Financial Products Group Co. Ltd.	454,500	4,314,993
Foster Electric Co. Ltd.	128,800	1,965,541
FP Corp.	108,800	6,695,539

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
France Bed Holdings Co. Ltd.	77,500	$683,582
Frontier Real Estate Investment Corp.	1,986	8,309,738
Fuji Co. Ltd./Ehime	68,400	1,164,349
Fuji Corp./Aichi	368,900	5,959,717
Fuji Electric Co. Ltd.	523,700	15,896,785
Fuji Kyuko Co. Ltd.	105,700	3,754,625
Fuji Oil Holdings Inc.	228,800	6,012,109
Fuji Seal International Inc.	207,800	4,421,154
Fuji Soft Inc.	133,300	5,448,346
FUJIFILM Holdings Corp.	1,590,200	80,459,997
Fujikura Ltd.	1,268,500	4,810,200
Fujimi Inc.	106,700	2,968,128
Fujitec Co. Ltd.	327,800	5,456,024
Fujitsu General Ltd.	344,000	7,842,635
Fujitsu Ltd.	896,300	96,051,340
Fujiya Co. Ltd.	65,300	1,317,025
Fukuoka Financial Group Inc.	734,980	13,053,804
Fukuoka REIT Corp.	4,156	7,197,317
Fukuyama Transporting Co. Ltd.	118,500	4,028,902
Furukawa Co. Ltd.	158,800	1,954,507
Furukawa Electric Co. Ltd.	347,300	8,337,635
Futaba Corp.	151,500	1,812,940
Fuyo General Lease Co. Ltd.	79,900	5,086,589
Geo Holdings Corp.	177,800	2,045,639
Global One Real Estate Investment Corp.	5,692	7,609,640
Glory Ltd.	237,600	6,927,305
GLP J-REIT	15,507	20,788,551
GMO internet Inc.	365,600	7,157,847
GMO Payment Gateway Inc.(b)	169,400	11,112,552
Goldcrest Co. Ltd.	71,500	1,241,528
Goldwin Inc.	89,600	5,555,307
Gree Inc.	751,400	3,209,837
GS Yuasa Corp.	371,100	7,484,657
GungHo Online Entertainment Inc.(a)	194,030	3,591,126
Gunma Bank Ltd. (The)	2,220,400	7,334,070
Gunze Ltd.	75,700	3,076,611
H2O Retailing Corp.	495,200	4,582,605
Hachijuni Bank Ltd. (The)	2,127,100	8,301,548
Hakuhodo DY Holdings Inc.	1,048,700	15,248,892
Hamamatsu Photonics KK	635,300	27,549,107
Hankyu Hanshin Holdings Inc.	1,013,200	41,786,262
Hankyu Hanshin REIT Inc.	3,588	5,773,375
Hanwa Co. Ltd.	172,400	4,267,650
Harmonic Drive Systems Inc.(b)	180,100	8,291,729
Haseko Corp.	1,243,800	16,525,091
Hazama Ando Corp.	1,032,500	8,630,761
Heiwa Corp.	323,600	6,768,475
Heiwa Real Estate Co. Ltd.	175,400	5,235,217
Heiwa Real Estate REIT Inc.	4,789	6,446,603
Heiwado Co. Ltd.	167,900	2,975,835
Hibiya Engineering Ltd.	30,000	534,207
Hikari Tsushin Inc.	85,500	21,306,961
Hino Motors Ltd.	1,078,000	10,304,083
Hirata Corp.	48,700	2,884,661
Hirose Electric Co. Ltd.	119,445	15,153,100
Hiroshima Bank Ltd. (The)	1,523,600	7,014,591
HIS Co. Ltd.(b)	160,500	3,739,101
Hisamitsu Pharmaceutical Co. Inc.	239,100	12,397,859
Hitachi Capital Corp.	334,300	9,253,125
Hitachi Chemical Co. Ltd.	469,800	19,917,249

Security	Shares	Value

Japan (continued)
Hitachi Construction Machinery Co. Ltd.	472,800	$13,064,871
Hitachi High-Technologies Corp.	329,100	24,048,272
Hitachi Ltd.	4,226,500	164,949,901
Hitachi Metals Ltd.	948,300	14,891,420
Hitachi Transport System Ltd.	190,600	5,557,005
Hitachi Zosen Corp.	1,046,900	3,998,861
Hogy Medical Co. Ltd.	124,700	4,343,244
Hokkaido Electric Power Co. Inc.	927,900	4,408,991
Hokkoku Bank Ltd. (The)	76,300	2,280,869
Hokuetsu Corp.	801,400	3,778,340
Hokuhoku Financial Group Inc.	699,100	6,850,064
Hokuriku Electric Power Co.(a)	804,300	6,062,768
Hokuto Corp.	111,600	1,992,397
Honda Motor Co. Ltd.	7,030,300	183,630,385
Horiba Ltd.	157,500	10,055,820
Hoshino Resorts REIT Inc.	1,618	8,329,972
Hoshizaki Corp.	217,700	20,286,663
Hosiden Corp.	339,400	3,817,213
House Foods Group Inc.	320,900	10,318,185
Hoya Corp.	1,697,800	166,044,010
Hulic Co. Ltd.	1,326,100	16,321,607
Hulic Reit Inc.	6,492	12,033,425
Hyakugo Bank Ltd. (The)	1,078,100	3,302,387
Hyakujushi Bank Ltd. (The)	56,100	1,027,435
Ibiden Co. Ltd.	526,900	12,464,562
Ichibanya Co. Ltd.	83,000	4,380,311
Ichigo Inc.	1,551,800	5,956,071
Ichigo Office REIT Investment	7,842	8,487,029
Idec Corp./Japan	150,100	2,778,065
Idemitsu Kosan Co. Ltd.	926,728	23,641,675
IHI Corp.	626,700	15,201,313
Iida Group Holdings Co. Ltd.	646,900	11,101,481
Iino Kaiun Kaisha Ltd.	598,000	1,980,735
Inaba Denki Sangyo Co. Ltd.	224,400	5,720,507
Inabata & Co. Ltd.	135,800	1,856,858
Industrial & Infrastructure Fund Investment Corp.	8,481	13,051,906
Infomart Corp.(b)	1,004,800	8,121,094
Inpex Corp.	4,526,700	43,038,837
Internet Initiative Japan Inc.	123,400	3,483,914
Invesco Office J-Reit Inc.	59,068	12,589,111
Invincible Investment Corp.	30,296	15,345,762
Iriso Electronics Co. Ltd.(b)	103,900	4,030,996
Iseki & Co. Ltd.	72,400	970,588
Isetan Mitsukoshi Holdings Ltd.	1,485,000	11,796,697
Ishihara Sangyo Kaisha Ltd.	178,100	1,542,980
Istyle Inc.(a)	330,800	1,446,687
Isuzu Motors Ltd.	2,385,600	24,057,395
Ito En Ltd.	228,500	11,279,005
ITOCHU Corp.	5,925,900	140,404,218
Itochu Enex Co. Ltd.	169,500	1,463,782
Itochu Techno-Solutions Corp.	462,400	13,844,056
Itoham Yonekyu Holdings Inc.	777,100	4,961,509
Iwatani Corp.	162,900	5,493,375
Iyo Bank Ltd. (The)	1,391,900	7,332,886
Izumi Co. Ltd.	153,900	4,927,186
J Front Retailing Co. Ltd.	1,046,300	12,839,221
J Trust Co. Ltd.(b)	393,500	1,517,581
Jaccs Co. Ltd.	130,100	3,128,114
Jafco Co. Ltd.	150,500	6,394,358
Japan Airlines Co. Ltd.	437,200	12,484,514

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Airport Terminal Co. Ltd.	232,500	$10,961,618
Japan Aviation Electronics Industry Ltd.	228,800	4,167,101
Japan Excellent Inc.	6,641	12,021,628
Japan Exchange Group Inc.	2,254,500	41,268,884
Japan Hotel REIT Investment Corp.	21,019	14,176,214
Japan Lifeline Co. Ltd.	342,600	4,172,459
Japan Logistics Fund Inc.	4,485	12,140,970
Japan Petroleum Exploration Co. Ltd.	168,400	4,221,459
Japan Post Bank Co. Ltd.	1,547,200	14,503,439
Japan Post Holdings Co. Ltd.	6,834,300	62,822,467
Japan Post Insurance Co. Ltd.	989,300	16,913,530
Japan Prime Realty Investment Corp.	3,754	17,352,530
Japan Real Estate Investment Corp.	5,919	43,197,204
Japan Rental Housing Investments Inc.	9,825	9,762,905
Japan Retail Fund Investment Corp.	11,761	25,142,074
Japan Securities Finance Co. Ltd.	740,800	3,458,456
Japan Steel Works Ltd. (The)	359,500	6,630,442
Japan Tobacco Inc.	5,240,500	111,980,422
JCR Pharmaceuticals Co. Ltd.	52,800	4,623,075
JFE Holdings Inc.	2,173,100	26,365,516
JGC Holdings Corp.	938,200	13,823,918
JINS Holdings Inc.	68,800	4,900,457
J-Oil Mills Inc.	28,800	1,094,764
Joyful Honda Co. Ltd.	226,100	2,607,603
JSP Corp.	56,100	997,414
JSR Corp.	794,100	14,550,746
JTEKT Corp.	949,700	10,374,543
Juroku Bank Ltd. (The)	115,300	2,428,656
Justsystems Corp.	150,200	8,328,662
JVCKenwood Corp.	1,156,700	2,689,380
JXTG Holdings Inc.	14,424,550	62,390,820
Kadokawa Dwango(a)	338,900	5,762,723
Kagome Co. Ltd.	457,100	11,416,429
Kajima Corp.	1,988,800	25,799,260
Kakaku.com Inc.	630,200	16,722,380
Kaken Pharmaceutical Co. Ltd.	174,000	9,343,359
Kamigumi Co. Ltd.	523,200	11,310,215
Kanamoto Co. Ltd.	149,400	3,756,193
Kandenko Co. Ltd.	519,500	4,989,616
Kaneka Corp.	220,300	6,941,223
Kanematsu Corp.	451,000	5,917,073
Kansai Electric Power Co. Inc. (The)	3,122,200	35,374,467
Kansai Mirai Financial Group Inc.	343,957	2,034,197
Kansai Paint Co. Ltd.	767,700	18,741,839
Kanto Denka Kogyo Co. Ltd.	365,700	3,482,054
Kao Corp.	2,147,500	174,003,275
Kappa Create Co. Ltd.	128,100	1,752,755
Kato Sangyo Co. Ltd.	95,100	3,022,738
Kawasaki Heavy Industries Ltd.	611,200	12,389,227
Kawasaki Kisen Kaisha Ltd.(a)	429,000	5,873,839
KDDI Corp.	7,738,100	233,531,624
Keihan Holdings Co. Ltd.	445,100	20,389,551
Keihin Corp.	215,200	5,124,613
Keikyu Corp.	992,800	18,558,037
Keio Corp.	475,400	27,545,435
Keisei Electric Railway Co. Ltd.	623,400	22,834,322
Keiyo Bank Ltd. (The)	484,300	2,618,442
Kenedix Inc.	1,279,700	6,529,262
Kenedix Office Investment Corp.	1,766	14,175,578
Kenedix Residential Next Investment Corp.	5,120	10,165,835

Security	Shares	Value

Japan (continued)
Kenedix Retail REIT Corp.	3,553	$8,801,776
Kewpie Corp.	468,700	9,881,252
KEY Coffee Inc.	69,800	1,459,305
Keyence Corp.	795,300	274,211,016
KH Neochem Co. Ltd.	158,600	3,498,755
Kikkoman Corp.	637,500	31,585,321
Kinden Corp.	673,700	11,710,576
Kintetsu Group Holdings Co. Ltd.	765,200	40,736,301
Kintetsu World Express Inc.	175,500	2,877,368
Kirin Holdings Co. Ltd.	3,628,700	80,769,837
Kisoji Co. Ltd.	117,200	3,207,226
Kissei Pharmaceutical Co. Ltd.	138,600	3,996,171
Kitz Corp.	372,900	2,635,433
Kiyo Bank Ltd. (The)	263,700	3,851,429
Koa Corp.	159,000	1,735,452
Kobayashi Pharmaceutical Co. Ltd.	197,400	16,191,226
Kobe Bussan Co. Ltd.	283,200	10,974,212
Kobe Steel Ltd.	1,572,700	7,356,727
Koei Tecmo Holdings Co. Ltd.	253,820	6,770,251
Kohnan Shoji Co. Ltd.	157,400	3,478,092
Koito Manufacturing Co. Ltd.	474,000	21,057,434
Kokuyo Co. Ltd.	471,900	7,092,541
Komatsu Ltd.	4,096,900	93,251,394
KOMEDA Holdings Co. Ltd.	217,700	4,386,740
Komeri Co. Ltd.	131,900	2,881,757
Komori Corp.	246,800	2,297,561
Konami Holdings Corp.	420,100	16,434,230
Konica Minolta Inc.	2,070,800	12,992,056
Konishi Co. Ltd.	78,700	1,126,205
Kose Corp.	143,400	19,488,693
Kotobuki Spirits Co. Ltd.	110,400	7,384,786
K’s Holdings Corp.	855,600	10,522,810
Kubota Corp.	4,613,600	74,087,473
Kumagai Gumi Co. Ltd.	171,100	4,972,690
Kumiai Chemical Industry Co. Ltd.	485,327	3,806,135
Kurabo Industries Ltd.	64,000	1,388,236
Kuraray Co. Ltd.	1,377,200	16,963,251
Kureha Corp.	90,800	5,194,077
Kurita Water Industries Ltd.	463,600	13,837,210
Kusuri no Aoki Holdings Co. Ltd.	78,800	4,812,991
KYB Corp.(a)(b)	103,700	2,848,318
Kyocera Corp.	1,377,200	92,427,484
Kyoei Steel Ltd.	78,300	1,400,781
Kyokuto Kaihatsu Kogyo Co. Ltd.	119,300	1,577,311
KYORIN Holdings Inc.	271,100	4,955,013
Kyoritsu Maintenance Co. Ltd.	145,400	5,916,077
Kyowa Exeo Corp.	474,100	12,050,980
Kyowa Kirin Co. Ltd.	1,107,100	26,414,731
Kyudenko Corp.	193,600	5,698,058
Kyushu Electric Power Co. Inc.	1,582,300	13,138,995
Kyushu Financial Group Inc.	2,087,200	8,896,862
Kyushu Railway Co.	693,900	22,951,806
LaSalle Logiport REIT	7,623	12,308,207
Lasertec Corp.	363,900	18,499,691
Lawson Inc.	195,700	11,447,507
Leopalace21 Corp.(a)(b)	1,262,500	3,669,212
Lifull Co. Ltd.	426,900	2,225,386
LINE Corp.(a)(b)	277,600	13,728,247
Lintec Corp.	233,900	5,185,789
Lion Corp.	990,700	19,122,059

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
LIXIL Group Corp.	1,137,600	$19,270,504
M3 Inc.	1,973,500	58,630,530
Mabuchi Motor Co. Ltd.	218,700	8,182,207
Macnica Fuji Electronics Holdings Inc.	236,000	3,623,232
Maeda Corp.	692,800	6,762,766
Maeda Road Construction Co. Ltd.	394,400	13,536,633
Makino Milling Machine Co. Ltd.	125,600	4,867,094
Makita Corp.	985,800	38,700,734
Mandom Corp.	215,800	4,977,626
Mani Inc.	407,600	10,428,332
Mars Group Holdings Corp.	12,600	229,017
Marubeni Corp.	6,863,400	50,355,452
Marudai Food Co. Ltd.	53,500	1,049,910
Maruha Nichiro Corp.	200,400	4,860,927
Marui Group Co. Ltd.	896,000	21,022,540
Maruichi Steel Tube Ltd.	234,400	6,617,742
Maruwa Co. Ltd./Aichi	50,500	3,788,024
Matsui Securities Co. Ltd.	690,900	5,717,925
Matsumotokiyoshi Holdings Co. Ltd.	370,400	15,053,854
Matsuya Co. Ltd.	146,600	999,561
Maxell Holdings Ltd.	318,500	4,243,336
Mazda Motor Corp.	2,463,600	21,229,897
McDonald’s Holdings Co. Japan Ltd.	327,600	15,656,853
MCUBS MidCity Investment Corp.	10,974	12,909,397
Mebuki Financial Group Inc.	5,185,810	11,722,318
Medipal Holdings Corp.	762,300	16,429,698
Megachips Corp.	92,600	1,484,026
Megmilk Snow Brand Co. Ltd.	228,600	5,424,729
Meidensha Corp.	189,100	3,608,053
MEIJI Holdings Co. Ltd.	521,700	37,159,422
Meitec Corp.	140,700	8,178,346
Melco Holdings Inc.	30,300	742,229
Menicon Co. Ltd.	143,100	6,495,844
Mercari Inc.(a)(b)	405,000	7,185,635
Micronics Japan Co. Ltd.	185,400	2,201,502
Milbon Co. Ltd.	128,000	7,286,617
MINEBEA MITSUMI Inc.	1,688,259	34,050,230
Miraca Holdings Inc.	242,100	6,466,573
Mirait Holdings Corp.	460,000	6,985,838
MISUMI Group Inc.(b)	1,257,500	32,149,583
Mitsubishi Chemical Holdings Corp.	5,722,800	42,240,531
Mitsubishi Corp.	5,859,600	152,619,374
Mitsubishi Electric Corp.	8,023,400	114,371,481
Mitsubishi Estate Co. Ltd.	5,190,900	103,066,077
Mitsubishi Gas Chemical Co. Inc.	775,200	12,087,355
Mitsubishi Heavy Industries Ltd.	1,369,300	50,837,876
Mitsubishi Logistics Corp.	340,900	8,781,592
Mitsubishi Materials Corp.	462,900	11,885,876
Mitsubishi Motors Corp.	2,923,300	11,139,207
Mitsubishi Pencil Co. Ltd.	164,700	2,454,126
Mitsubishi Shokuhin Co. Ltd.	27,500	805,577
Mitsubishi UFJ Financial Group Inc.	53,604,100	281,163,730
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,923,760	12,318,028
Mitsui & Co. Ltd.	7,154,400	129,410,907
Mitsui Chemicals Inc.	758,100	17,171,523
Mitsui E&S Holdings Co. Ltd.(a)	410,800	3,528,669
Mitsui Fudosan Co. Ltd.	3,908,700	104,997,740
Mitsui Fudosan Logistics Park Inc.	2,027	9,818,471
Mitsui Mining & Smelting Co. Ltd.	272,000	6,610,214
Mitsui OSK Lines Ltd.	507,500	12,590,926

Security	Shares	Value

Japan (continued)
Mitsui Sugar Co. Ltd.	104,300	$2,068,967
Mitsui-Soko Holdings Co. Ltd.	105,400	1,759,179
Miura Co. Ltd.	424,400	15,075,333
Mixi Inc.	228,700	4,068,216
Miyazaki Bank Ltd. (The)	26,700	610,441
Mizuho Financial Group Inc.	104,899,700	157,274,542
Mizuho Leasing Co. Ltd.	137,300	4,174,042
Mochida Pharmaceutical Co. Ltd.	143,800	5,472,851
Modec Inc.	106,200	2,410,407
Monex Group Inc.	960,600	2,339,792
MonotaRO Co. Ltd.	583,100	14,375,081
Mori Hills REIT Investment Corp.	7,574	12,697,290
Mori Trust Sogo REIT Inc.	5,041	9,250,864
Morinaga & Co. Ltd./Japan	192,600	9,364,783
Morinaga Milk Industry Co. Ltd.	184,700	7,148,743
Morita Holdings Corp.	79,800	1,283,309
MOS Food Services Inc.	138,200	3,857,130
MS&AD Insurance Group Holdings Inc.	2,082,300	70,258,533
Murata Manufacturing Co. Ltd.	2,501,300	146,037,057
Musashi Seimitsu Industry Co. Ltd.	250,900	3,004,735
Musashino Bank Ltd. (The)	93,500	1,503,626
Nabtesco Corp.	510,200	15,204,558
Nachi-Fujikoshi Corp.	97,200	3,703,797
Nagaileben Co. Ltd.	40,900	896,604
Nagase & Co. Ltd.	524,600	7,395,754
Nagoya Railroad Co. Ltd.	807,000	23,937,860
Nakanishi Inc.	329,800	5,939,656
Nankai Electric Railway Co. Ltd.	470,000	12,293,675
Nanto Bank Ltd. (The)	134,400	3,243,903
NEC Corp.	1,058,400	48,044,729
NEC Networks & System Integration Corp.	155,700	5,911,385
NET One Systems Co. Ltd.	439,800	7,397,291
Nexon Co. Ltd.(a)	2,207,700	30,248,046
NGK Insulators Ltd.	1,153,300	19,759,912
NGK Spark Plug Co. Ltd.	680,600	12,226,122
NH Foods Ltd.	399,300	17,775,730
NHK Spring Co. Ltd.	997,700	8,192,582
Nichias Corp.	323,700	7,923,385
Nichicon Corp.	349,100	3,237,030
Nichiha Corp.	126,800	3,123,643
NichiiGakkan Co. Ltd.	197,500	2,760,645
Nichi-Iko Pharmaceutical Co. Ltd.	356,400	4,258,320
Nichirei Corp.	480,900	11,775,694
Nidec Corp.	996,800	129,123,698
Nifco Inc./Japan	418,800	11,205,610
Nihon Kohden Corp.	386,300	11,494,372
Nihon M&A Center Inc.	619,400	18,173,105
Nihon Parkerizing Co. Ltd.	481,000	5,147,945
Nihon Unisys Ltd.	360,600	11,178,816
Nikkiso Co. Ltd.	265,000	3,391,198
Nikkon Holdings Co. Ltd.	238,800	5,646,947
Nikon Corp.	1,333,900	16,479,145
Nintendo Co. Ltd.	498,900	187,665,756
Nippo Corp.	245,500	6,145,145
Nippon Accommodations Fund Inc.	1,765	11,708,585
Nippon Building Fund Inc.	6,110	49,495,594
Nippon Chemi-Con Corp.	88,900	1,394,381
Nippon Denko Co. Ltd.(a)	796,400	1,190,357
Nippon Electric Glass Co. Ltd.	395,000	7,850,072
Nippon Express Co. Ltd.	344,100	18,318,559

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Flour Mills Co. Ltd.	269,800	$4,129,706
Nippon Gas Co. Ltd.	159,100	5,108,345
Nippon Kayaku Co. Ltd.	750,200	8,963,500
Nippon Light Metal Holdings Co. Ltd.	3,029,100	5,924,890
Nippon Paint Holdings Co. Ltd.	665,000	32,395,627
Nippon Paper Industries Co. Ltd.	488,800	8,086,160
Nippon Prologis REIT Inc.	9,322	26,834,562
NIPPON REIT Investment Corp.	2,525	11,834,663
Nippon Road Co. Ltd. (The)	25,500	1,750,427
Nippon Seiki Co. Ltd.	104,200	1,554,564
Nippon Sharyo Ltd.(a)	20,800	575,725
Nippon Sheet Glass Co. Ltd.	550,500	3,057,628
Nippon Shinyaku Co. Ltd.	189,800	17,126,392
Nippon Shokubai Co. Ltd.	117,400	7,040,642
Nippon Signal Co. Ltd.	261,300	3,355,903
Nippon Soda Co. Ltd.	112,000	3,100,060
Nippon Steel Corp.	3,407,708	48,277,304
Nippon Steel Trading Corp.	65,672	3,020,482
Nippon Suisan Kaisha Ltd.	1,492,800	8,291,420
Nippon Telegraph & Telephone Corp.	5,615,900	144,380,729
Nippon Thompson Co. Ltd.	425,300	1,832,496
Nippon Yusen KK	658,000	10,769,867
Nipro Corp.	688,200	7,943,333
Nishimatsu Construction Co. Ltd.	252,300	5,707,797
Nishimatsuya Chain Co. Ltd.	364,100	3,154,402
Nishi-Nippon Financial Holdings Inc.	782,700	5,293,344
Nishi-Nippon Railroad Co. Ltd.	333,300	7,841,629
Nissan Chemical Corp.	557,400	23,579,637
Nissan Motor Co. Ltd.	9,895,400	54,733,518
Nissan Shatai Co. Ltd.	240,000	2,322,831
Nissha Co. Ltd.	228,500	2,120,875
Nisshin Oillio Group Ltd. (The)	134,800	4,576,869
Nisshin Seifun Group Inc.	940,200	16,290,959
Nisshinbo Holdings Inc.	766,300	6,773,220
Nissin Electric Co. Ltd.	323,900	3,956,669
Nissin Foods Holdings Co. Ltd.	247,800	18,884,790
Nissin Kogyo Co. Ltd.	213,200	4,396,383
Nitori Holdings Co. Ltd.	373,100	58,468,455
Nitta Corp.	103,400	2,962,190
Nitto Boseki Co. Ltd.(b)	116,300	4,946,653
Nitto Denko Corp.	699,100	39,926,457
Nitto Kogyo Corp.	98,100	2,084,461
Noevir Holdings Co. Ltd.	89,900	4,172,136
NOF Corp.	354,500	11,856,461
NOK Corp.	462,200	6,328,411
Nomura Co. Ltd.	438,300	5,083,204
Nomura Holdings Inc.	14,731,300	76,969,462
Nomura Real Estate Holdings Inc.	517,000	12,902,939
Nomura Real Estate Master Fund Inc.	18,184	32,010,954
Nomura Research Institute Ltd.	1,529,940	34,160,214
Noritake Co. Ltd./Nagoya	58,200	2,360,004
Noritz Corp.	94,200	1,187,223
North Pacific Bank Ltd.	1,819,400	3,726,593
NS Solutions Corp.	167,500	5,030,332
NSD Co. Ltd.	451,900	7,379,831
NSK Ltd.	1,569,600	13,482,471
NTN Corp.	2,210,400	6,057,008
NTT Data Corp.	2,789,200	40,016,663
NTT DOCOMO Inc.	5,811,900	166,605,834
Obara Group Inc.	58,500	1,905,291

Security	Shares	Value

Japan (continued)
Obayashi Corp.	2,891,000	$32,354,874
OBIC Business Consultants Co. Ltd.	119,500	4,680,329
Obic Co. Ltd.	323,800	44,842,349
Odakyu Electric Railway Co. Ltd.	1,278,400	28,732,596
Ogaki Kyoritsu Bank Ltd. (The)	179,400	3,770,570
Ohsho Food Service Corp.	67,100	4,055,035
Oiles Corp.	87,400	1,243,445
Oita Bank Ltd. (The)	29,800	702,761
Oji Holdings Corp.	3,779,700	19,738,065
Okabe Co. Ltd.	171,000	1,364,718
Okamoto Industries Inc.	40,100	1,422,563
Okamura Corp.	343,600	3,373,072
Okasan Securities Group Inc.	832,200	2,979,135
Oki Electric Industry Co. Ltd.	516,200	6,553,409
Okinawa Electric Power Co. Inc. (The)	194,987	3,635,823
OKUMA Corp.	129,100	6,086,645
Okumura Corp.	186,200	4,997,516
Olympus Corp.	5,181,000	85,302,344
Omron Corp.	832,100	49,211,247
Ono Pharmaceutical Co. Ltd.	1,710,900	40,087,010
Onward Holdings Co. Ltd.	611,000	3,557,144
Open House Co. Ltd.	360,500	9,768,773
Oracle Corp. Japan	158,300	13,933,496
Orient Corp.	4,731,900	7,421,903
Oriental Land Co. Ltd.	902,800	118,779,610
ORIX Corp.	5,761,500	98,767,053
Orix JREIT Inc.	12,421	26,277,947
Osaka Gas Co. Ltd.	1,673,000	28,664,123
OSAKA Titanium Technologies Co. Ltd.(b)	109,600	1,418,728
OSG Corp.	410,900	7,093,176
Otsuka Corp.	470,500	18,666,328
Otsuka Holdings Co. Ltd.	1,731,800	78,501,023
Outsourcing Inc.	587,600	5,470,207
Oyo Corp.	56,300	726,184
Pacific Metals Co. Ltd.	92,500	1,789,662
Pack Corp. (The)	47,200	1,691,858
PAL GROUP Holdings Co. Ltd.	64,800	1,928,127
PALTAC Corp.	145,300	6,984,481
Pan Pacific International Holdings Corp.	2,069,400	33,737,416
Panasonic Corp.	9,769,000	99,325,903
Paramount Bed Holdings Co. Ltd.	94,900	4,014,545
Park24 Co. Ltd.	504,800	12,831,333
Penta-Ocean Construction Co. Ltd.	1,424,700	8,596,704
Pepper Food Service Co. Ltd.(b)	92,600	828,731
PeptiDream Inc.(a)	443,600	21,446,363
Persol Holdings Co. Ltd.	783,300	14,345,624
Pigeon Corp.	525,200	18,970,872
Pilot Corp.	137,100	5,489,819
Piolax Inc.	106,600	1,931,655
Plenus Co. Ltd.	107,200	1,971,210
Pola Orbis Holdings Inc.	420,800	9,306,247
Premier Investment Corp.	7,371	10,908,414
Press Kogyo Co. Ltd.	613,600	2,072,036
Prima Meat Packers Ltd.	163,000	3,660,488
Raito Kogyo Co. Ltd.	210,900	3,014,108
Raiznext Corp.	157,800	1,872,314
Rakuten Inc.(a)	3,933,400	31,065,096
Recruit Holdings Co. Ltd.	5,957,600	236,578,036
Relia Inc.	241,300	3,268,242
Relo Group Inc.	478,200	13,024,371

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Renesas Electronics Corp.(a)	3,482,800	$22,846,988
Rengo Co. Ltd.	836,700	5,975,050
Resona Holdings Inc.	9,381,400	39,460,998
Resorttrust Inc.	443,000	7,062,822
Ricoh Co. Ltd.	3,034,600	35,249,909
Ricoh Leasing Co. Ltd.	65,300	2,473,188
Riken Corp.	27,100	895,124
Ringer Hut Co. Ltd.(b)	157,900	3,594,033
Rinnai Corp.	146,100	10,622,023
Riso Kagaku Corp.	51,700	899,628
Rohm Co. Ltd.	431,400	32,041,057
Rohto Pharmaceutical Co. Ltd.	465,900	13,196,595
Round One Corp.	376,300	3,551,736
Royal Holdings Co. Ltd.	145,400	3,216,951
Ryobi Ltd.	105,200	1,747,105
Ryohin Keikaku Co. Ltd.	1,038,800	17,654,377
Ryosan Co. Ltd.	89,700	2,118,670
Ryoyo Electro Corp.	131,100	2,255,861
Saizeriya Co. Ltd.	156,400	3,464,653
Sakai Chemical Industry Co. Ltd.	72,000	1,499,322
Sakata Seed Corp.	183,700	5,957,517
San-A Co. Ltd.	94,400	3,915,007
SanBio Co. Ltd.(a)(b)	139,200	2,941,071
Sangetsu Corp.	249,200	4,469,666
San-in Godo Bank Ltd. (The)	731,400	4,102,885
Sanken Electric Co. Ltd.	129,500	3,384,910
Sankyo Co. Ltd.	208,000	7,081,423
Sankyo Tateyama Inc.	131,100	1,743,000
Sankyu Inc.	205,600	10,300,392
Sanrio Co. Ltd.	253,700	5,086,406
Santen Pharmaceutical Co. Ltd.	1,678,400	31,838,265
Sanwa Holdings Corp.	947,900	10,197,457
Sanyo Special Steel Co. Ltd.	102,500	1,420,446
Sapporo Holdings Ltd.	338,200	8,315,754
Sato Holdings Corp.	156,100	4,515,140
Sawai Pharmaceutical Co. Ltd.	186,000	12,235,826
SBI Holdings Inc.	1,076,000	25,593,283
SCREEN Holdings Co. Ltd.	164,500	8,924,298
SCSK Corp.	205,800	11,221,830
Secom Co. Ltd.	946,000	84,776,473
Sega Sammy Holdings Inc.	765,500	10,587,115
Seibu Holdings Inc.	940,100	14,840,717
Seikagaku Corp.	158,600	1,720,843
Seiko Epson Corp.	1,221,800	18,261,900
Seiko Holdings Corp.	137,800	3,428,949
Seino Holdings Co. Ltd.	691,500	8,983,088
Seiren Co. Ltd.	218,300	2,851,989
Sekisui Chemical Co. Ltd.	1,655,100	28,143,648
Sekisui House Ltd.	2,780,700	60,573,259
Sekisui House Reit Inc.	18,100	15,530,747
Senko Group Holdings Co. Ltd.	628,000	5,110,449
Senshu Ikeda Holdings Inc.	1,572,800	2,916,758
Seria Co. Ltd.	194,200	5,411,118
Seven & i Holdings Co. Ltd.	3,293,900	128,157,737
Seven Bank Ltd.	3,048,500	9,225,520
SG Holdings Co. Ltd.	621,500	13,331,988
Sharp Corp.	965,899	13,563,669
Shiga Bank Ltd. (The)	213,600	5,242,201
Shikoku Chemicals Corp.	84,300	949,673
Shikoku Electric Power Co. Inc.	716,600	6,148,803

Security	Shares	Value

Japan (continued)
Shima Seiki Manufacturing Ltd.	148,600	$2,942,248
Shimachu Co. Ltd.	206,000	5,967,985
Shimadzu Corp.	999,700	28,777,635
Shimamura Co. Ltd.	96,400	7,346,625
Shimano Inc.	348,700	54,242,580
Shimizu Corp.	2,590,000	27,074,503
Shin-Etsu Chemical Co. Ltd.	1,602,300	187,971,071
Shinko Electric Industries Co. Ltd.	449,800	5,473,877
Shinmaywa Industries Ltd.	407,700	5,375,313
Shinsei Bank Ltd.	734,400	11,451,179
Shionogi & Co. Ltd.	1,213,100	73,478,816
Ship Healthcare Holdings Inc.	224,200	10,218,646
Shiseido Co. Ltd.	1,757,700	114,931,217
Shizuoka Bank Ltd. (The)	2,155,500	15,452,540
Shizuoka Gas Co. Ltd.	154,500	1,270,097
SHO-BOND Holdings Co. Ltd.	194,900	8,109,969
Shochiku Co. Ltd.(b)	46,600	6,397,638
Showa Corp.	335,700	7,074,215
Showa Denko KK	597,000	14,734,281
Showa Sangyo Co. Ltd.	41,000	1,140,518
Siix Corp.(b)	165,600	1,977,085
Sintokogio Ltd.	189,400	1,656,606
SKY Perfect JSAT Holdings Inc.	1,046,300	4,566,129
Skylark Holdings Co. Ltd.	895,600	16,567,588
SMC Corp.	242,200	107,776,039
SMS Co. Ltd.	373,500	9,449,066
Softbank Corp.	7,378,700	101,845,599
SoftBank Group Corp.	6,897,000	287,881,423
Sohgo Security Services Co. Ltd.	340,200	17,922,609
Sojitz Corp.	5,704,400	18,262,922
Sompo Holdings Inc.	1,452,600	55,391,390
Sony Corp.	5,587,300	397,866,692
Sony Financial Holdings Inc.	711,500	16,726,503
Sosei Group Corp.(a)(b)	355,100	6,329,780
Sotetsu Holdings Inc.	389,100	10,550,952
Square Enix Holdings Co. Ltd.	406,900	20,197,647
St. Marc Holdings Co. Ltd.	60,000	1,267,150
Stanley Electric Co. Ltd.	614,800	16,200,293
Star Micronics Co. Ltd.	206,100	2,702,109
Starts Corp. Inc.	130,400	3,190,670
Subaru Corp.	2,729,200	69,498,473
Sugi Holdings Co. Ltd.	178,000	9,016,192
SUMCO Corp.	1,065,900	17,111,833
Sumitomo Bakelite Co. Ltd.	178,400	6,608,627
Sumitomo Chemical Co. Ltd.	6,575,200	28,633,984
Sumitomo Corp.	5,126,400	77,474,219
Sumitomo Dainippon Pharma Co. Ltd.	684,300	12,014,789
Sumitomo Electric Industries Ltd.	3,356,000	45,826,267
Sumitomo Forestry Co. Ltd.	650,900	9,218,356
Sumitomo Heavy Industries Ltd.	489,400	13,239,109
Sumitomo Metal Mining Co. Ltd.	1,013,700	29,592,165
Sumitomo Mitsui Construction Co. Ltd.	967,840	5,545,312
Sumitomo Mitsui Financial Group Inc.	5,778,100	207,059,468
Sumitomo Mitsui Trust Holdings Inc.	1,478,500	55,696,965
Sumitomo Osaka Cement Co. Ltd.	168,500	6,995,894
Sumitomo Realty & Development Co. Ltd.	1,502,100	56,128,662
Sumitomo Riko Co. Ltd.	101,600	813,662
Sumitomo Rubber Industries Ltd.	769,700	8,628,366
Sumitomo Warehouse Co. Ltd. (The)	366,900	4,861,082
Sundrug Co. Ltd.	369,400	12,712,663

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Suntory Beverage & Food Ltd.	611,900	$26,223,882
Suruga Bank Ltd.(a)(b)	923,800	3,699,121
Sushiro Global Holdings Ltd.	114,800	9,712,746
Suzuken Co. Ltd.	353,500	13,812,543
Suzuki Motor Corp.	1,620,100	75,216,526
Sysmex Corp.	730,800	53,246,553
Systena Corp.	389,600	6,664,376
T&D Holdings Inc.	2,463,700	27,072,627
Tachi-S Co. Ltd.	143,600	1,713,104
Tadano Ltd.	525,400	4,556,682
Taiheiyo Cement Corp.	529,400	14,575,168
Taikisha Ltd.	117,900	4,128,159
Taisei Corp.	934,900	38,039,480
Taisho Pharmaceutical Holdings Co. Ltd.	139,500	10,064,954
Taiyo Holdings Co. Ltd.	101,500	4,378,027
Taiyo Nippon Sanso Corp.	594,100	13,248,509
Taiyo Yuden Co. Ltd.(b)	534,800	16,036,352
Takara Bio Inc.	245,900	4,678,192
Takara Holdings Inc.	725,700	6,521,491
Takara Leben Co. Ltd.	615,700	2,783,531
Takasago Thermal Engineering Co. Ltd.	216,300	3,827,683
Takashimaya Co. Ltd.	699,800	7,599,434
Takeda Pharmaceutical Co. Ltd.	6,590,080	257,012,208
Takeuchi Manufacturing Co. Ltd.	248,200	4,325,781
Takuma Co. Ltd.	420,500	4,667,265
Tamron Co. Ltd.	96,000	2,080,583
TDK Corp.	575,700	63,048,937
TechnoPro Holdings Inc.	170,900	11,636,684
Teijin Ltd.	773,200	14,089,311
Tekken Corp.	62,200	1,598,830
Terumo Corp.	2,852,500	104,851,778
T-Gaia Corp.	114,000	2,839,876
THK Co. Ltd.	566,900	14,728,887
TIS Inc.	356,900	21,700,152
Toa Corp./Tokyo	95,900	1,398,883
Toagosei Co. Ltd.	566,200	6,503,843
Tobu Railway Co. Ltd.	834,100	29,782,415
TOC Co. Ltd.	130,800	1,069,233
Tocalo Co. Ltd.	382,000	3,905,116
Toda Corp.	1,177,600	7,746,725
Toei Co. Ltd.	37,300	5,193,126
Toho Bank Ltd. (The)	610,400	1,436,103
Toho Co. Ltd.	518,700	19,358,228
Toho Gas Co. Ltd.	363,600	14,240,734
Toho Holdings Co. Ltd.	323,700	6,767,580
Toho Titanium Co. Ltd.(b)	175,100	1,376,438
Toho Zinc Co. Ltd.	91,000	1,601,956
Tohoku Electric Power Co. Inc.	1,791,100	16,988,059
Tokai Carbon Co. Ltd.(b)	1,040,700	9,697,901
Tokai Corp./Gifu	47,400	1,168,108
TOKAI Holdings Corp.	588,000	5,690,935
Tokai Rika Co. Ltd.	244,300	4,271,334
Tokai Tokyo Financial Holdings Inc.	1,552,600	4,741,529
Token Corp.	50,010	3,497,493
Tokio Marine Holdings Inc.	2,812,500	155,305,739
Tokuyama Corp.	337,600	8,836,750
Tokyo Broadcasting System Holdings Inc.	194,700	3,440,056
Tokyo Century Corp.	179,000	9,347,603
Tokyo Dome Corp.	508,700	4,820,177
Tokyo Electric Power Co. Holdings Inc.(a)	6,723,500	26,984,569

Security	Shares	Value

Japan (continued)
Tokyo Electron Ltd.	684,200	$154,660,700
Tokyo Gas Co. Ltd.	1,690,800	37,564,667
Tokyo Kiraboshi Financial Group Inc.	98,100	1,154,011
Tokyo Ohka Kogyo Co. Ltd.	172,300	7,368,275
Tokyo Seimitsu Co. Ltd.	179,000	6,473,959
Tokyo Steel Manufacturing Co. Ltd.	593,300	4,521,528
Tokyo Tatemono Co. Ltd.	913,800	15,007,280
Tokyotokeiba Co. Ltd.	79,800	2,345,002
Tokyu Construction Co. Ltd.	487,700	3,473,769
Tokyu Corp.	2,188,700	39,014,332
Tokyu Fudosan Holdings Corp.	2,503,100	17,921,351
Tokyu REIT Inc.	4,797	9,382,885
TOMONY Holdings Inc.	694,300	2,357,359
Tomy Co. Ltd.	468,400	5,168,671
Topcon Corp.	535,600	7,634,839
Toppan Forms Co. Ltd.	197,900	2,278,721
Toppan Printing Co. Ltd.	1,281,700	25,968,660
Topre Corp.	161,500	2,519,689
Topy Industries Ltd.	58,700	971,067
Toray Industries Inc.	6,104,200	40,842,975
Toridoll Holdings Corp.	136,800	3,168,040
Torii Pharmaceutical Co. Ltd.	45,100	1,554,168
Toshiba Corp.	2,253,200	72,760,991
Toshiba Machine Co. Ltd.(b)	142,400	4,467,039
Toshiba TEC Corp.	167,000	6,663,976
Tosoh Corp.	1,175,200	17,055,770
Totetsu Kogyo Co. Ltd.	107,200	3,189,740
TOTO Ltd.	621,100	25,930,502
Towa Bank Ltd. (The)	129,900	969,591
Toyo Ink SC Holdings Co. Ltd.	180,100	4,117,616
Toyo Seikan Group Holdings Ltd.	701,800	12,147,223
Toyo Suisan Kaisha Ltd.	420,500	17,846,565
Toyo Tanso Co. Ltd.	89,900	1,713,645
Toyo Tire Corp.	535,400	6,831,741
Toyobo Co. Ltd.	461,400	6,453,683
Toyoda Gosei Co. Ltd.	334,700	7,785,014
Toyota Boshoku Corp.	343,400	5,075,673
Toyota Industries Corp.	643,600	35,628,546
Toyota Motor Corp.	9,946,525	702,226,409
Toyota Tsusho Corp.	944,300	33,412,285
TPR Co. Ltd.	88,100	1,481,813
Transcosmos Inc.	102,900	2,701,974
Trend Micro Inc.(a)	554,800	29,484,228
Trusco Nakayama Corp.	208,400	4,924,228
TS Tech Co. Ltd.	205,100	5,809,448
TSI Holdings Co. Ltd.	342,000	1,634,507
Tsubaki Nakashima Co. Ltd.	213,600	2,556,066
Tsubakimoto Chain Co.	112,300	3,543,535
Tsumura & Co.	341,700	9,457,951
Tsuruha Holdings Inc.	147,200	18,239,572
TV Asahi Holdings Corp.	114,700	2,230,822
UACJ Corp.	127,800	2,664,834
Ube Industries Ltd.	493,800	10,178,062
Ulvac Inc.	202,800	7,540,564
Unicharm Corp.	1,776,700	61,832,471
Unipres Corp.	183,700	2,398,261
United Arrows Ltd.	111,000	2,977,137
United Super Markets Holdings Inc.	325,200	2,934,406
United Urban Investment Corp.	14,398	25,811,057
Universal Entertainment Corp.	124,800	3,719,186

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Unizo Holdings Co. Ltd.	139,700	$7,153,527
Ushio Inc.	570,900	8,538,348
USS Co. Ltd.	1,001,000	18,471,191
UT Group Co. Ltd.(b)	145,700	3,762,645
V Technology Co. Ltd.	55,600	2,549,541
Valor Holdings Co. Ltd.	184,900	3,287,376
Vital KSK Holdings Inc.	100,800	969,079
VT Holdings Co. Ltd.	447,900	1,863,753
Wacoal Holdings Corp.	241,200	6,551,578
Wacom Co. Ltd.	785,800	2,929,033
WATAMI Co. Ltd.	121,800	1,441,799
Welcia Holdings Co. Ltd.	203,700	11,332,851
West Japan Railway Co.	705,000	60,323,569
Xebio Holdings Co. Ltd.	145,800	1,573,889
Yakult Honsha Co. Ltd.	531,100	27,195,691
Yamada Denki Co. Ltd.	2,541,800	12,921,823
Yamagata Bank Ltd. (The)	37,000	478,609
Yamaguchi Financial Group Inc.	1,001,900	6,165,681
Yamaha Corp.	629,300	32,862,832
Yamaha Motor Co. Ltd.	1,223,000	23,267,297
YA-MAN Ltd.(b)	212,100	1,293,519
Yamanashi Chuo Bank Ltd. (The)	42,000	388,670
Yamato Holdings Co. Ltd.	1,327,300	21,736,933
Yamato Kogyo Co. Ltd.	181,300	4,481,272
Yamazaki Baking Co. Ltd.	578,200	11,138,825
Yamazen Corp.	346,400	3,288,699
Yaoko Co. Ltd.	77,800	4,034,101
Yaskawa Electric Corp.	1,076,500	38,487,221
Yellow Hat Ltd.	125,100	2,024,500
Yodogawa Steel Works Ltd.	52,300	956,392
Yokogawa Electric Corp.	1,010,900	18,056,949
Yokohama Reito Co. Ltd.	252,700	2,231,249
Yokohama Rubber Co. Ltd. (The)	575,400	10,028,423
Yondoshi Holdings Inc.	80,800	1,781,723
Yonex Co. Ltd.	196,400	1,279,314
Yoshinoya Holdings Co. Ltd.	396,500	9,035,891
Yuasa Trading Co. Ltd.	48,500	1,588,550
Z Holdings Corp.	12,332,700	49,838,286
Zenkoku Hosho Co. Ltd.	237,400	10,327,453
Zenrin Co. Ltd.	167,200	2,295,462
Zensho Holdings Co. Ltd.	434,000	9,301,859
Zeon Corp.	731,300	7,988,736
ZOZO Inc.	488,000	8,207,999

		19,015,814,201

Netherlands — 3.8%
Aalberts NV	444,626	19,472,873
ABN AMRO Bank NV, CVA(c)	1,830,193	31,883,623
Accell Group NV	130,974	4,049,557
Adyen NV(a)(c)	46,482	42,805,943
Aegon NV	7,913,652	32,176,804
AerCap Holdings NV(a)(b)	556,149	31,483,595
Akzo Nobel NV	968,933	91,592,733
Altice Europe NV(a)	2,979,041	19,200,791
AMG Advanced Metallurgical Group NV(b)	160,876	3,672,626
Arcadis NV(b)	405,805	9,246,103
ArcelorMittal SA	2,966,150	43,902,349
Argenx SE(a)(b)	197,128	28,421,294
ASM International NV	207,344	25,287,143
ASML Holding NV	1,865,186	525,534,641
ASR Nederland NV	649,379	24,208,756

Security	Shares	Value

Netherlands (continued)
Basic-Fit NV(a)(c)	100,992	$3,743,703
BE Semiconductor Industries NV	359,991	15,323,367
Boskalis Westminster(b)	395,786	9,285,377
Brunel International NV(b)	186,280	1,711,351
Corbion NV	299,977	10,385,256
COSMO Pharmaceuticals NV(a)(b)	46,485	3,957,093
Eurocommercial Properties NV	219,759	5,494,194
Euronext NV(c)	262,130	22,760,090
EXOR NV	470,577	34,752,330
Flow Traders(c)	166,083	3,872,480
Fugro NV, CVA(a)(b)	466,144	4,907,518
Heineken Holding NV	536,367	52,842,341
Heineken NV(b)	1,124,319	122,503,828
IMCD NV	232,031	20,069,528
ING Groep NV	16,963,413	184,698,783
Intertrust NV(c)	403,350	7,178,701
InterXion Holding NV(a)	365,316	31,793,451
Koninklijke Ahold Delhaize NV	5,184,173	127,541,259
Koninklijke BAM Groep NV	1,496,715	4,133,381
Koninklijke DSM NV	804,360	98,320,531
Koninklijke KPN NV	15,516,498	43,555,915
Koninklijke Philips NV	3,955,507	181,476,643
Koninklijke Vopak NV	289,903	15,543,070
NN Group NV	1,348,736	46,932,624
NSI NV	107,098	5,839,353
NXP Semiconductors NV(b)	1,235,337	156,714,852
OCI NV(a)	412,736	7,135,348
Pharming Group NV(a)(b)	3,780,343	5,538,356
PostNL NV	2,387,226	4,411,412
Prosus NV(a)	2,148,833	155,334,628
Randstad NV	525,946	30,285,067
Rhi Magnesita NV	130,153	5,479,873
SBM Offshore NV	702,861	12,100,378
Signify NV(c)	447,573	14,939,535
SRH NV(a)(b)(d)	3,991	0	(e)
Takeaway.com NV(a)(b)(c)	165,599	15,617,284
TKH Group NV	214,092	11,350,366
TomTom NV	391,430	4,261,049
Unilever NV	6,386,784	373,001,934
Vastned Retail NV	116,815	3,145,742
Wereldhave NV(b)	197,166	3,627,090
Wolters Kluwer NV	1,218,255	91,696,787

		2,886,200,699

New Zealand — 0.4%
a2 Milk Co. Ltd.(a)	3,285,552	31,893,671
Air New Zealand Ltd.	2,659,571	4,853,618
Argosy Property Ltd.	3,124,330	2,891,331
Auckland International Airport Ltd.	4,266,382	23,882,553
Chorus Ltd.	1,857,728	7,850,552
Contact Energy Ltd.	3,109,449	14,971,361
Fisher & Paykel Healthcare Corp. Ltd.	2,542,539	38,337,911
Fletcher Building Ltd.	3,774,300	13,556,086
Genesis Energy Ltd.	2,332,128	4,754,095
Goodman Property Trust	3,520,614	5,285,807
Infratil Ltd.	3,097,150	10,863,416
Kiwi Property Group Ltd.	5,158,968	5,224,949
Mercury NZ Ltd.	3,455,930	11,719,285
Meridian Energy Ltd.	5,633,987	19,488,053
Metlifecare Ltd.	829,655	3,688,580
Precinct Properties New Zealand Ltd.	4,320,977	5,257,081

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Ryman Healthcare Ltd.	2,006,443	$21,411,761
Sky Network Television Ltd.	1,859,667	830,403
SKYCITY Entertainment Group Ltd.	3,030,870	7,139,595
Spark New Zealand Ltd.	7,872,670	23,741,758
Summerset Group Holdings Ltd.	1,278,474	7,380,090
Z Energy Ltd.	1,917,353	5,521,626

		270,543,582

Norway — 0.8%
Adevinta ASA(a)	578,651	7,043,399
Aker ASA, Class A	118,102	6,553,535
Aker BP ASA	450,545	12,766,859
Aker Solutions ASA(a)	1,198,101	2,419,520
Atea ASA	484,913	6,291,696
Austevoll Seafood ASA	509,720	4,979,527
Bakkafrost P/F	213,151	15,169,244
Borr Drilling Ltd.(a)(b)	460,639	2,409,687
Borregaard ASA	566,551	5,408,719
BW LPG Ltd.(c)	516,770	4,182,239
BW Offshore Ltd.(a)(b)	531,425	2,931,606
DNB ASA	4,173,138	73,273,708
DNO ASA	4,114,568	4,117,335
Elkem ASA(c)	1,645,785	4,145,797
Entra ASA(c)	630,483	10,779,592
Equinor ASA	4,340,210	78,702,738
Frontline Ltd./Bermuda	458,460	4,182,830
Gjensidige Forsikring ASA	869,623	18,962,683
Golden Ocean Group Ltd.	471,482	2,155,422
Grieg Seafood ASA	304,414	4,669,676
Hoegh LNG Holdings Ltd.	301,396	904,077
Kongsberg Gruppen ASA	436,292	6,768,400
Leroy Seafood Group ASA	1,477,392	9,590,915
Mowi ASA	1,911,860	45,671,589
NEL ASA(a)(b)	6,359,945	6,330,415
Nordic Semiconductor ASA(a)	970,990	6,183,375
Norsk Hydro ASA	5,508,236	17,335,365
Norwegian Air Shuttle ASA(a)	2	8
Norwegian Finans Holding ASA(a)	685,320	7,007,248
Orkla ASA	3,500,637	33,799,463
PGS ASA(a)(b)	1,807,385	3,484,262
Protector Forsikring ASA(a)(b)	461,577	2,072,084
Salmar ASA	242,098	11,863,532
Schibsted ASA, Class B	428,077	12,167,347
SpareBank 1 SMN	967,418	10,663,029
SpareBank 1 SR-Bank ASA	865,256	9,199,059
Stolt-Nielsen Ltd.	125,967	1,626,209
Storebrand ASA	1,980,370	15,232,293
Subsea 7 SA	931,673	10,024,445
Telenor ASA	3,227,960	58,463,833
TGS NOPEC Geophysical Co. ASA	444,697	11,341,998
Tomra Systems ASA	511,183	15,084,052
Veidekke ASA	340,347	4,283,045
Wallenius Wilhelmsen ASA	517,388	1,380,779
Yara International ASA	781,958	28,452,420

		600,075,054

Portugal — 0.2%
Altri SGPS SA	581,180	3,593,876
Banco Comercial Portugues SA, Class R	43,141,341	9,165,032
CTT-Correios de Portugal SA	802,783	2,604,879
EDP - Energias de Portugal SA	11,293,147	56,618,169

Security	Shares	Value

Portugal (continued)
Galp Energia SGPS SA	2,200,187	$33,257,699
Jeronimo Martins SGPS SA	1,030,111	17,745,694
Navigator Co. SA (The)	1,495,638	5,370,191
NOS SGPS SA	1,318,682	6,842,105
REN - Redes Energeticas Nacionais SGPS SA	2,514,321	7,606,793
Sonae SGPS SA	5,920,655	5,508,187

		148,312,625

Singapore — 1.3%
Accordia Golf Trust	6,235,600	3,015,236
Ascendas REIT	14,194,580	32,759,123
Ascott Residence Trust	8,355,963	7,713,762
Cache Logistics Trust(b)	8,596,298	4,408,681
CapitaLand Commercial Trust	11,141,555	16,815,593
CapitaLand Ltd.	11,742,000	31,142,238
CapitaLand Mall Trust	9,835,400	18,158,992
CapitaLand Retail China Trust	5,055,438	5,741,028
CDL Hospitality Trusts	5,357,100	6,122,849
Chip Eng Seng Corp. Ltd.(b)	6,289,500	2,695,698
City Developments Ltd.	1,773,000	13,769,360
ComfortDelGro Corp. Ltd.	9,374,600	14,904,302
COSCO Shipping International Singapore Co. Ltd.(a)(b)	6,540,300	1,317,739
DBS Group Holdings Ltd.	7,865,400	146,197,669
ESR-REIT(b)	13,741,274	5,486,845
First REIT	3,048,600	2,255,906
First Resources Ltd.(b)	2,494,700	3,107,180
Frasers Centrepoint Trust	4,034,159	8,512,256
Frasers Commercial Trust(b)	5,219,300	6,233,027
Frasers Logistics & Industrial Trust(b)	10,100,100	9,027,857
Genting Singapore Ltd.	26,316,200	16,581,385
Golden Agri-Resources Ltd.(b)	32,927,400	5,066,125
Hutchison Port Holdings Trust, Class U(b)	23,502,500	3,760,400
Jardine Cycle & Carriage Ltd.	459,032	9,827,031
Kenon Holdings Ltd./Singapore	106,753	2,207,839
Keppel Corp. Ltd.	6,401,500	31,329,782
Keppel DC REIT(b)	5,181,700	8,579,854
Keppel REIT(b)	12,098,380	10,725,357
Lippo Malls Indonesia Retail Trust(b)	13,931,300	2,194,468
Mapletree Commercial Trust	9,710,856	16,719,548
Mapletree Industrial Trust	6,618,300	13,480,016
Mapletree Logistics Trust	10,894,680	14,686,945
Mapletree North Asia Commercial Trust	12,912,800	11,258,138
NetLink NBN Trust	22,210,000	16,434,977
OUE Commercial Real Estate Investment Trust	9,124,340	3,643,318
Oversea-Chinese Banking Corp. Ltd.	13,976,400	110,897,804
Parkway Life REIT	2,293,700	6,016,152
Raffles Medical Group Ltd.	5,747,000	4,378,987
Sabana Shari’ah Compliant Industrial REIT	7,183,680	2,447,367
SATS Ltd.	2,992,900	9,998,992
Sembcorp Industries Ltd.(b)	4,981,300	7,737,091
Sembcorp Marine Ltd.(a)(b)	4,718,300	4,009,985
Singapore Airlines Ltd.(b)	2,257,200	14,139,541
Singapore Exchange Ltd.	3,062,400	19,520,023
Singapore Post Ltd.(b)	7,948,300	5,211,905
Singapore Press Holdings Ltd.(b)	3,223,600	4,770,805
Singapore Technologies Engineering Ltd.	6,955,700	20,945,071
Singapore Telecommunications Ltd.	35,419,700	85,636,318
Soilbuild Business Space REIT(b)	7,227,986	2,674,286
Starhill Global REIT	8,702,000	4,686,036
StarHub Ltd.	3,325,100	3,508,055

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
Suntec REIT	10,191,400	$13,738,864
United Overseas Bank Ltd.	5,148,400	96,789,467
UOL Group Ltd.	2,378,700	13,907,265
Venture Corp. Ltd.	1,221,800	14,617,916
Wilmar International Ltd.	8,387,400	24,027,206
Wing Tai Holdings Ltd.(b)	2,170,500	3,180,453
Yangzijiang Shipbuilding Holdings Ltd.	12,231,900	8,513,668
Yanlord Land Group Ltd.	5,081,200	4,281,178

		991,514,959

Spain — 2.7%
Acciona SA(b)	115,438	13,099,870
Acerinox SA	750,228	7,318,008
ACS Actividades de Construccion y Servicios SA	1,165,989	38,803,243
Aena SME SA(c)	281,839	52,206,636
Almirall SA	348,814	5,160,519
Amadeus IT Group SA	1,905,228	149,527,515
Applus Services SA	748,570	8,702,142
Atresmedia Corp. de Medios de Comunicacion SA	625,220	2,118,793
Banco Bilbao Vizcaya Argentaria SA	28,841,020	149,212,847
Banco de Sabadell SA	25,365,750	22,881,809
Banco Santander SA	72,765,893	286,591,646
Bankia SA	5,232,313	9,518,157
Bankinter SA	2,987,558	19,381,496
Bolsas y Mercados Espanoles SHMSF SA	328,425	12,738,623
CaixaBank SA	15,918,480	46,571,879
Cellnex Telecom SA(c)	1,217,202	60,592,747
Cia. de Distribucion Integral Logista Holdings SA	272,459	6,117,287
Cie. Automotive SA	391,932	8,604,258
Construcciones y Auxiliar de Ferrocarriles SA	130,545	5,794,034
Corp Financiera Alba SA	91,738	4,656,215
Distribuidora Internacional de Alimentacion SA(a)(b)	26,519,527	3,000,611
Ebro Foods SA	366,986	7,592,977
Enagas SA	771,314	20,788,015
Ence Energia y Celulosa SA(b)	868,377	3,518,299
Endesa SA	1,355,645	37,212,618
Euskaltel SA(c)	553,292	5,211,846
Faes Farma SA	1,627,079	8,871,396
Ferrovial SA	2,217,401	70,426,915
Fluidra SA(a)	188,029	2,312,949
Gestamp Automocion SA(c)	954,017	3,892,765
Global Dominion Access SA(a)(c)	328,521	1,203,242
Grifols SA	1,328,681	44,615,071
Grupo Catalana Occidente SA	219,307	7,206,019
Iberdrola SA	26,417,340	288,951,184
Iberdrola SA, New(a)	471,694	5,159,354
Indra Sistemas SA(a)	793,928	9,115,051
Industria de Diseno Textil SA	4,756,888	160,098,019
Inmobiliaria Colonial Socimi SA	1,211,815	16,236,068
Lar Espana Real Estate Socimi SA	575,804	4,262,549
Liberbank SA	9,680,392	3,203,325
Mapfre SA	5,118,450	13,114,283
Masmovil Ibercom SA(a)	385,981	8,084,366
Mediaset Espana Comunicacion SA	793,752	4,355,079
Melia Hotels International SA	594,277	4,774,690
Merlin Properties Socimi SA	1,494,525	21,199,782
Naturgy Energy Group SA	1,302,921	34,364,757
Neinor Homes SA(a)(c)	421,878	4,609,799
Prosegur Cia. de Seguridad SA	1,456,969	5,741,565
Red Electrica Corp. SA	1,672,728	33,431,796
Repsol SA	6,590,576	91,040,345

Security	Shares	Value

Spain (continued)
Sacyr SA	2,395,127	$6,874,586
Sacyr SA, New(a)	50,216	144,133
Siemens Gamesa Renewable Energy SA	1,053,114	16,811,516
Tecnicas Reunidas SA(a)	180,346	4,396,909
Telefonica SA	20,282,824	137,314,622
Tubacex SA	941,428	2,660,391
Unicaja Banco SA(c)	4,762,036	4,757,476
Viscofan SA	185,748	9,897,075
Zardoya Otis SA	953,236	7,188,641

		2,023,237,808

Sweden — 3.0%
AAK AB	844,041	15,854,256
AF POYRY AB	495,813	12,613,109
Alfa Laval AB	1,357,883	33,951,830
Arjo AB, Class B	1,222,417	5,854,219
Assa Abloy AB, Class B	4,354,754	103,598,024
Atlas Copco AB, Class A	2,939,558	104,301,830
Atlas Copco AB, Class B	1,705,929	53,096,513
Atrium Ljungberg AB, Class B	204,624	4,946,480
Attendo AB(c)	595,185	3,275,829
Avanza Bank Holding AB	629,586	6,166,104
Axfood AB	601,152	12,461,306
Beijer Ref AB	336,505	10,124,494
Betsson AB	604,464	2,591,281
Bilia AB, Class A	472,474	5,191,079
BillerudKorsnas AB	838,739	10,781,568
BioGaia AB, Class B	87,881	3,806,583
Biotage AB	209,537	2,613,058
Boliden AB	1,183,467	28,154,252
Bonava AB, Class B	444,828	3,978,169
Bravida Holding AB(c)	1,206,167	10,999,681
Castellum AB	1,155,804	28,371,528
Catena AB	113,331	4,903,075
Cloetta AB, Class B	1,251,147	4,413,377
Dometic Group AB(c)	1,359,423	12,397,305
Electrolux AB, Series B	1,030,227	24,444,597
Elekta AB, Class B	1,640,837	18,793,960
Embracer Group AB(a)(b)	880,362	7,370,868
Epiroc AB, Class A	2,929,163	33,945,367
Epiroc AB, Class B	1,742,826	19,727,069
Essity AB, Class B	2,666,317	84,648,058
Evolution Gaming Group AB(c)	522,671	16,159,520
Fabege AB	1,159,458	19,890,377
Fastighets AB Balder, Class B(a)	502,361	23,839,430
Getinge AB, Class B	1,023,489	17,472,895
Granges AB	409,143	3,782,131
Hansa Biopharma AB(a)(b)	215,499	1,606,408
Hennes & Mauritz AB, Class B	3,518,598	77,263,026
Hexagon AB, Class B	1,144,118	62,341,798
Hexpol AB	1,267,892	11,437,619
Hoist Finance AB(a)(b)(c)	443,891	2,217,003
Holmen AB, Class B	494,151	14,631,789
Hufvudstaden AB, Class A	591,304	11,705,042
Husqvarna AB, Class B	1,840,415	13,885,241
ICA Gruppen AB	369,741	16,257,073
Industrivarden AB, Class C	698,542	16,473,116
Indutrade AB	437,479	15,776,867
Intrum AB(b)	371,063	10,282,657
Investor AB, Class B	1,956,297	107,205,478
Inwido AB	352,567	2,655,596

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
JM AB	380,296	$11,623,537
Kambi Group PLC(a)	120,130	1,622,730
Kindred Group PLC	1,126,512	5,730,355
Kinnevik AB, Class B	1,098,873	26,540,816
Klovern AB, Class B	2,729,100	6,846,357
Kungsleden AB	1,088,754	11,589,399
L E Lundbergforetagen AB, Class B	329,697	14,318,516
Lifco AB, Class B	213,770	12,608,430
Lindab International AB	424,113	4,804,941
Loomis AB, Class B	322,795	11,701,283
Lundin Petroleum AB	846,376	25,781,203
Mekonomen AB(a)(b)	235,018	1,960,383
Millicom International Cellular SA, SDR	442,145	20,890,149
Modern Times Group MTG AB, Class B(a)	332,044	3,307,814
Mycronic AB(b)	390,298	7,600,539
NCC AB, Class B	468,247	8,744,426
NetEnt AB	913,123	2,339,969
Nibe Industrier AB, Class B	1,562,406	27,086,578
Nobia AB	803,616	5,927,915
Nobina AB(c)	473,402	3,590,304
Nolato AB, Class B	109,778	6,366,649
Nordic Entertainment Group AB, Class B	348,717	10,585,984
Nyfosa AB(a)	984,037	9,627,353
Pandox AB	413,139	9,215,490
Peab AB, Class B	928,289	9,322,714
Ratos AB, Class B	1,132,011	3,981,385
Recipharm AB, Class B	228,248	3,353,158
Saab AB, Class B(b)	376,105	12,221,222
Samhallsbyggnadsbolaget i Norden AB	4,869,272	11,998,071
Sandvik AB	4,944,603	90,364,503
Scandic Hotels Group AB(c)	402,568	4,272,663
Securitas AB, Class B	1,352,745	21,297,490
Skandinaviska Enskilda Banken AB, Class A	6,995,171	69,119,647
Skanska AB, Class B	1,507,158	34,869,638
SKF AB, Class B	1,626,114	29,810,642
SSAB AB, Class A	995,275	3,064,720
SSAB AB, Class B	2,593,807	7,478,422
Svenska Cellulosa AB SCA, Class B	2,568,809	25,723,669
Svenska Handelsbanken AB, Class A	6,535,545	64,198,347
Sweco AB, Class B	358,341	13,830,033
Swedbank AB, Class A	3,928,538	60,423,997
Swedish Match AB	760,263	43,019,244
Swedish Orphan Biovitrum AB(a)	780,369	13,937,691
Tele2 AB, Class B	2,260,980	34,107,110
Telefonaktiebolaget LM Ericsson, Class B	13,526,865	106,321,455
Telia Co. AB	11,522,644	49,312,825
Thule Group AB(c)	512,085	12,102,625
Trelleborg AB, Class B	1,018,855	16,733,126
Vitrolife AB	364,335	7,643,035
Volvo AB, Class B	6,458,473	110,760,904
Wallenstam AB, Class B	920,556	12,043,399
Wihlborgs Fastigheter AB	801,306	15,346,660

		2,255,327,450

Switzerland — 9.0%
ABB Ltd., Registered	8,001,516	186,753,202
Adecco Group AG, Registered	709,702	41,723,369
Alcon Inc.(a)	1,839,955	108,628,791
Allreal Holding AG, Registered	57,588	11,942,143
Arbonia AG, Registered(b)	294,345	3,540,258
Aryzta AG(a)(b)	4,759,202	4,796,458

Security	Shares	Value

Switzerland (continued)
Ascom Holding AG, Registered	256,154	$2,541,753
Autoneum Holding AG(b)	19,030	2,198,084
Baloise Holding AG, Registered	219,900	39,741,376
Banque Cantonale Vaudoise, Registered	13,667	11,435,812
Barry Callebaut AG, Registered	13,608	30,138,097
Basilea Pharmaceutica AG, Registered(a)(b)	80,055	4,586,074
Belimo Holding AG	2,057	14,417,876
BKW AG	110,677	10,293,667
Bobst Group SA, Registered(b)	51,730	2,719,385
Bossard Holding AG, Class A, Registered	36,284	5,270,764
Bucher Industries AG, Registered	36,754	12,316,753
Burckhardt Compression Holding AG	17,648	4,830,807
Cembra Money Bank AG	140,602	16,459,086
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	4,804	40,272,010
Chocoladefabriken Lindt & Spruengli AG, Registered	427	39,802,271
Cie. Financiere Richemont SA, Registered	2,296,060	168,172,200
Clariant AG, Registered	852,069	19,197,946
Coca-Cola HBC AG	848,562	31,163,493
Comet Holding AG, Registered	36,115	4,620,863
Conzzeta AG, Registered	6,985	7,937,747
Credit Suisse Group AG, Registered	11,222,497	142,135,726
Daetwyler Holding AG, Bearer	41,311	7,453,071
DKSH Holding AG	164,102	8,480,319
dormakaba Holding AG	14,941	9,387,989
Dufry AG, Registered	165,288	14,351,410
EFG International AG	527,912	3,273,279
Emmi AG, Registered	11,181	10,839,582
EMS-Chemie Holding AG, Registered	37,003	24,247,909
Flughafen Zurich AG, Registered	83,415	14,504,324
Forbo Holding AG, Registered	5,691	9,783,481
Galenica AG(c)	239,082	16,311,468
Geberit AG, Registered	162,780	85,942,844
Georg Fischer AG, Registered	18,023	17,724,937
Givaudan SA, Registered	40,636	133,985,671
Helvetia Holding AG, Registered	153,791	22,133,020
Huber & Suhner AG, Registered	94,468	7,052,409
Idorsia Ltd.(a)	476,548	15,297,762
Implenia AG, Registered	90,391	3,688,931
Inficon Holding AG, Registered	12,055	9,287,019
Interroll Holding AG, Registered	2,696	5,272,078
Intershop Holding AG(b)	8,187	5,280,019
Julius Baer Group Ltd	1,006,666	50,414,192
Komax Holding AG, Registered(b)	23,022	4,661,928
Kuehne + Nagel International AG, Registered	232,111	37,544,005
LafargeHolcim Ltd., Registered	2,145,494	109,226,767
Landis+Gyr Group AG	132,717	12,178,397
Leonteq AG(a)(b)	71,444	2,666,788
Logitech International SA, Registered	780,820	35,104,314
Lonza Group AG, Registered	332,679	136,665,892
Mobilezone Holding AG, Registered	389,177	4,422,604
Mobimo Holding AG, Registered	39,879	12,859,525
Nestle SA, Registered	13,007,369	1,434,728,513
Novartis AG, Registered	9,381,507	886,839,124
OC Oerlikon Corp. AG, Registered	1,014,649	10,825,588
Pargesa Holding SA, Bearer	166,368	13,342,905
Partners Group Holding AG	83,322	76,440,775
PSP Swiss Property AG, Registered	185,127	27,986,434
Rieter Holding AG, Registered	23,539	3,104,527
Roche Holding AG, NVS	3,069,127	1,032,005,688

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG, Participation Certificates, NVS	180,296	$46,623,280
Schindler Holding AG, Registered	95,431	23,747,670
Schweiter Technologies AG, Bearer	5,322	6,588,696
SFS Group AG	87,923	8,209,307
SGS SA, Registered	23,351	67,574,930
Siegfried Holding AG, Registered(b)	24,877	11,517,010
SIG Combibloc Group AG	780,961	12,340,552
Sika AG, Registered	570,896	102,701,494
Sonova Holding AG, Registered	252,784	63,376,195
St. Galler Kantonalbank AG, Class A, Registered	13,747	6,542,457
Stadler Rail AG(a)(b)	215,296	10,268,667
Straumann Holding AG, Registered	47,648	45,451,978
Sulzer AG, Registered	104,590	11,560,261
Sunrise Communications Group AG(c)	154,912	12,801,583
Swatch Group AG (The), Bearer	127,256	32,023,465
Swatch Group AG (The), Registered	238,920	11,648,109
Swiss Life Holding AG, Registered	158,802	79,923,781
Swiss Prime Site AG, Registered	350,520	42,813,268
Swiss Re AG	1,277,454	144,375,018
Swisscom AG, Registered	107,466	59,011,865
Swissquote Group Holding SA, Registered	68,969	4,169,104
Tecan Group AG, Registered	58,975	16,681,404
Temenos AG, Registered	301,521	48,739,825
u-blox Holding AG(b)	41,976	3,773,466
UBS Group AG, Registered	16,651,491	207,183,257
Valiant Holding AG, Registered	88,115	9,063,205
Valora Holding AG, Registered	19,282	5,138,135
VAT Group AG(c)	123,150	18,649,031
Vifor Pharma AG	210,434	38,837,941
Vontobel Holding AG, Registered	151,397	10,564,589
VZ Holding AG	12,686	4,491,958
Ypsomed Holding AG, Registered(b)	22,094	3,211,757
Zehnder Group AG, Registered	75,913	3,604,972
Zurich Insurance Group AG	649,739	269,947,034

		6,726,106,763

United Kingdom — 16.2%
3i Group PLC	4,265,675	62,106,195
888 Holdings PLC	1,788,047	3,172,528
AA PLC	2,664,868	1,679,133
Abcam PLC	863,762	15,872,243
Admiral Group PLC	862,340	25,678,887
Advanced Medical Solutions Group PLC(b)	1,581,711	5,879,734
AG Barr PLC	487,997	3,891,831
Aggreko PLC	1,114,647	11,328,520
Anglo American PLC	4,615,266	120,800,835
Antofagasta PLC	1,623,455	17,595,401
AO World PLC(a)(b)	1,490,297	1,512,673
Ascential PLC(c)	1,938,817	9,333,597
Ashmore Group PLC	1,748,095	12,524,085
Ashtead Group PLC	2,094,964	67,796,847
ASOS PLC(a)	271,857	11,012,464
Associated British Foods PLC	1,529,457	52,943,595
Assura PLC	11,674,178	11,972,569
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	328,084	2,157,213
AstraZeneca PLC	5,750,663	562,778,267
Auto Trader Group PLC(c)	4,143,130	30,693,493
Avast PLC(c)	2,473,181	13,855,630
AVEVA Group PLC	330,342	21,415,773
Aviva PLC	17,070,803	89,650,913
B&M European Value Retail SA	3,915,885	18,773,907

Security	Shares	Value

United Kingdom (continued)
Babcock International Group PLC	1,141,605	$8,860,640
BAE Systems PLC	13,882,758	115,547,823
Balfour Beatty PLC	3,153,129	11,047,860
Bank of Georgia Group PLC	185,337	3,696,430
Barclays PLC	74,194,570	164,309,563
Barratt Developments PLC	4,517,377	47,805,200
Beazley PLC	2,400,171	17,132,553
Bellway PLC	552,263	29,010,533
Berkeley Group Holdings PLC	561,102	38,757,392
Big Yellow Group PLC	730,128	11,347,345
Blue Prism Group PLC(a)(b)	342,270	7,868,587
Bodycote PLC	903,252	10,198,064
boohoo Group PLC(a)	3,620,875	14,428,896
BP PLC	88,732,371	534,188,500
Brewin Dolphin Holdings PLC	1,696,837	8,052,376
British American Tobacco PLC	10,061,430	445,304,586
British Land Co. PLC (The)	3,837,958	28,058,311
Britvic PLC	1,213,345	14,802,742
BT Group PLC	36,456,118	77,332,470
Bunzl PLC	1,433,105	37,121,200
Burberry Group PLC	1,810,766	46,617,181
Burford Capital Ltd.	939,282	7,806,611
Cairn Energy PLC(a)	3,261,189	7,286,637
Capita PLC(a)	7,330,101	14,054,167
Capital & Counties Properties PLC	3,478,656	11,170,438
Card Factory PLC	1,606,786	1,876,606
Carnival PLC	720,581	29,616,952
Centamin PLC	5,737,274	10,285,513
Centrica PLC	25,082,479	28,051,272
Cineworld Group PLC(b)	4,381,257	10,239,739
Clinigen Healthcare Ltd.(a)	672,403	8,588,847
Close Brothers Group PLC	637,366	11,896,894
Coats Group PLC	6,950,416	6,935,665
Coca-Cola European Partners PLC	1,031,493	54,266,847
Compass Group PLC	6,878,707	170,197,243
Computacenter PLC	385,743	9,122,249
ConvaTec Group PLC(c)	6,239,182	17,106,944
Countryside Properties PLC(c)	2,346,710	15,095,958
Cranswick PLC	244,855	11,529,271
Crest Nicholson Holdings PLC	1,646,236	10,850,345
Croda International PLC	536,314	35,235,351
Custodian REIT PLC	1,721,809	2,578,367
CVS Group PLC	371,342	5,614,601
Daily Mail & General Trust PLC, Class A, NVS	747,712	8,003,350
Dart Group PLC	515,193	11,545,169
DCC PLC	437,539	35,367,173
De La Rue PLC	581,226	1,072,641
Dechra Pharmaceuticals PLC	467,160	17,513,650
Derwent London PLC	436,396	23,643,078
Diageo PLC	10,374,701	411,645,642
Dialog Semiconductor PLC(a)	344,710	15,230,647
Dignity PLC	229,925	1,724,566
Diploma PLC	587,488	15,085,836
Direct Line Insurance Group PLC	5,706,157	25,408,838
Diversified Gas & Oil PLC	3,348,187	3,981,050
Dixons Carphone PLC	4,650,173	8,312,090
Domino’s Pizza Group PLC	2,189,434	8,915,202
Drax Group PLC	2,028,239	7,272,261
DS Smith PLC	6,158,317	27,657,671
Dunelm Group PLC	526,815	8,048,649

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
easyJet PLC	713,636	$13,104,164
EI Group PLC(a)	2,523,216	9,452,788
Electrocomponents PLC	1,988,600	17,374,462
Elementis PLC	3,044,148	5,132,367
EnQuest PLC(a)	9,765,997	3,076,776
Equiniti Group PLC(c)	1,893,839	5,112,749
Essentra PLC	1,437,297	7,938,565
Euromoney Institutional Investor PLC	529,003	8,535,343
Evraz PLC	2,185,962	10,160,296
Experian PLC	3,946,846	137,196,094
Ferguson PLC	1,017,061	91,193,748
Ferrexpo PLC	1,431,216	2,624,302
Fevertree Drinks PLC	474,640	8,609,228
Fiat Chrysler Automobiles NV	4,733,094	61,536,873
Firstgroup PLC(a)	5,611,388	9,157,404
Frasers Group PLC(a)	1,149,792	7,144,804
Future PLC	413,508	6,977,106
G4S PLC	6,788,078	17,484,484
Games Workshop Group PLC	157,003	13,731,890
GB Group PLC	946,519	8,871,159
Genus PLC	317,646	12,896,609
GlaxoSmithKline PLC	21,763,508	511,805,780
Glencore PLC	48,778,854	143,068,178
Go-Ahead Group PLC (The)	232,421	6,274,610
GoCo Group PLC	2,627,775	3,245,706
Grainger PLC	3,144,388	12,277,293
Great Portland Estates PLC	1,174,241	14,413,905
Greencore Group PLC	2,495,083	8,077,832
Greggs PLC	505,263	15,012,494
Gulf Keystone Petroleum Ltd.	1,361,025	3,329,856
GVC Holdings PLC	2,577,262	29,801,535
Halfords Group PLC	1,117,260	2,410,929
Halma PLC	1,670,316	46,392,162
Hammerson PLC	3,367,725	10,361,411
Hansteen Holdings PLC	2,342,625	3,600,665
Hargreaves Lansdown PLC	1,248,724	28,394,681
Hastings Group Holdings PLC(c)	1,564,185	3,711,437
Hays PLC	6,208,066	12,700,753
Helical PLC	606,535	3,837,766
Hikma Pharmaceuticals PLC	674,537	16,289,685
Hill & Smith Holdings PLC	373,220	6,991,018
Hiscox Ltd.	1,243,945	21,530,164
Hochschild Mining PLC	1,390,707	3,085,327
HomeServe PLC	1,332,750	22,522,581
Howden Joinery Group PLC	2,680,066	24,320,236
HSBC Holdings PLC	88,035,048	640,351,953
Hunting PLC	872,284	3,520,826
Hurricane Energy PLC(a)(b)	8,310,132	2,271,947
Hyve Group PLC	4,672,315	6,054,344
Ibstock PLC(c)	2,177,516	8,352,871
IG Group Holdings PLC	1,621,114	14,185,095
IMI PLC	1,162,894	16,923,518
Imperial Brands PLC	4,150,218	106,724,737
Inchcape PLC	1,877,797	16,262,805
Informa PLC	5,495,440	56,127,218
IntegraFin Holdings PLC	1,189,981	7,764,735
InterContinental Hotels Group PLC	757,736	46,801,018
Intermediate Capital Group PLC	1,305,885	29,987,104
International Personal Finance PLC	1,290,257	2,687,291
Intertek Group PLC	702,462	53,336,775

Security	Shares	Value

United Kingdom (continued)
Investec PLC	2,948,613	$16,293,729
IQE PLC(a)(b)	3,923,683	2,635,236
ITV PLC	15,552,088	27,758,041
IWG PLC	3,006,110	17,499,086
J D Wetherspoon PLC	456,925	9,341,963
J Sainsbury PLC	7,568,158	20,192,130
JD Sports Fashion PLC	1,978,478	21,432,794
John Laing Group PLC(c)	2,471,646	11,566,343
John Menzies PLC	467,911	2,661,494
John Wood Group PLC	2,995,978	14,861,214
Johnson Matthey PLC	839,305	28,820,995
Jupiter Fund Management PLC	2,178,343	11,072,475
Just Eat PLC(a)	2,747,956	31,188,491
Just Group PLC(a)	4,888,087	5,025,913
KAZ Minerals PLC	1,219,658	7,038,746
Keller Group PLC	397,660	4,382,275
Keywords Studios PLC(b)	300,063	4,873,092
Kingfisher PLC	9,198,865	24,736,933
Lancashire Holdings Ltd.	933,392	9,203,375
Land Securities Group PLC	2,935,573	36,297,537
Learning Technologies Group PLC(b)	2,636,741	5,408,272
Legal & General Group PLC	25,719,258	103,574,080
Lloyds Banking Group PLC	309,895,465	231,989,605
London Stock Exchange Group PLC	1,388,264	143,399,595
LondonMetric Property PLC	3,693,729	11,091,753
Lookers PLC	1,671,571	1,216,313
LXI REIT PLC	2,617,188	4,691,970
M&G PLC(a)	11,321,007	35,845,901
Man Group PLC	7,004,026	14,209,140
Marks & Spencer Group PLC	8,194,264	19,010,960
Marshalls PLC	1,124,154	11,699,287
Marston’s PLC	3,592,383	4,958,048
McCarthy & Stone PLC(c)	2,400,492	4,664,222
Mediclinic International PLC	1,699,310	8,272,435
Meggitt PLC	3,423,245	30,486,605
Melrose Industries PLC	21,689,936	66,675,803
Micro Focus International PLC	1,547,766	20,916,804
Mitchells & Butlers PLC(a)	1,057,255	5,574,696
Mitie Group PLC	1,787,490	3,131,483
Mondi PLC	2,115,867	43,120,054
Moneysupermarket.com Group PLC	2,456,687	10,541,011
Morgan Advanced Materials PLC	1,658,098	6,819,401
National Express Group PLC	1,908,761	11,247,099
National Grid PLC	14,928,209	197,925,055
Network International Holdings PLC(a)(c)	1,525,071	12,222,923
NewRiver REIT PLC	1,614,686	4,001,542
Next PLC	610,948	55,504,853
NMC Health PLC(b)	538,031	9,163,286
Northgate PLC	786,602	2,758,152
Ocado Group PLC(a)(b)	2,062,990	33,272,278
On the Beach Group PLC(c)	622,093	3,196,529
OneSavings Bank PLC	1,701,609	9,568,901
Oxford Biomedica PLC(a)	90,756	723,789
Pagegroup PLC	1,567,690	9,435,774
Paragon Banking Group PLC	1,401,892	9,387,711
Pearson PLC	3,359,011	25,167,897
Pennon Group PLC	1,831,282	26,759,153
Persimmon PLC	1,390,774	55,971,224
Petrofac Ltd.	1,279,212	5,888,412
Pets at Home Group PLC	2,446,041	9,092,730

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pharos Energy PLC	1,058,673	$634,972
Phoenix Group Holdings PLC	2,450,753	24,487,823
Playtech PLC	1,557,017	7,083,041
Plus500 Ltd.	518,378	6,089,802
Pollen Street Secured Lending PLC	434,219	4,773,713
Polypipe Group PLC	1,123,245	8,032,591
Premier Foods PLC(a)	4,412,230	2,105,466
Premier Oil PLC(a)	4,689,236	6,202,987
Primary Health Properties PLC	5,799,729	12,033,553
Provident Financial PLC	1,151,417	7,065,351
Prudential PLC	11,321,007	201,763,771
PZ Cussons PLC	1,307,544	3,316,216
QinetiQ Group PLC	2,819,646	13,098,209
Quilter PLC(c)	8,533,419	19,139,759
Rathbone Brothers PLC	255,364	6,638,165
RDI REIT PLC	1,593,033	2,771,916
Reckitt Benckiser Group PLC	3,081,537	255,139,451
Redde PLC	1,592,374	2,057,087
Redrow PLC	1,186,659	12,435,822
RELX PLC	8,467,859	224,697,805
Renewi PLC	4,253,229	1,995,952
Renishaw PLC	178,606	9,361,035
Rentokil Initial PLC	8,214,483	50,568,323
Restaurant Group PLC (The)	2,433,943	4,142,076
Rightmove PLC	4,137,467	35,876,482
Rio Tinto PLC	4,954,412	266,722,276
Rolls-Royce Holdings PLC	7,514,502	66,367,651
Rotork PLC	3,852,582	15,453,800
Royal Bank of Scotland Group PLC	20,969,007	60,341,074
Royal Dutch Shell PLC, Class A	18,825,815	494,934,228
Royal Dutch Shell PLC, Class B	16,296,552	429,642,425
Royal Mail PLC	3,908,966	10,212,851
RPS Group PLC	1,246,116	2,858,177
RSA Insurance Group PLC	4,235,716	30,731,708
RWS Holdings PLC	829,564	6,276,871
Safestore Holdings PLC	1,154,009	12,245,782
Sage Group PLC (The)	4,745,797	46,193,650
Sanne Group PLC	707,887	5,608,153
Savills PLC	791,058	12,972,096
Schroders PLC	555,418	23,524,051
Segro PLC	4,545,713	54,564,615
Senior PLC	2,252,924	4,944,726
Serco Group PLC(a)	5,867,448	12,228,201
Severn Trent PLC	1,024,608	34,832,971
Shaftesbury PLC	1,009,945	11,968,476
SIG PLC	2,688,870	3,278,634
Signature Aviation PLC	3,674,914	14,106,523
Smart Metering Systems PLC(b)	503,736	3,416,409
Smith & Nephew PLC	3,838,833	92,427,314
Smiths Group PLC	1,676,612	37,339,819
Softcat PLC	723,898	11,021,502
Sophos Group PLC(c)	1,662,151	12,212,902
Spectris PLC(b)	520,652	18,160,124
Spirax-Sarco Engineering PLC	335,360	39,432,794
Spirent Communications PLC	2,967,692	8,665,108
SSE PLC	4,430,321	88,097,168
SSP Group PLC	1,962,986	16,664,201
St. James’s Place PLC	2,348,033	35,408,837
St. Modwen Properties PLC	1,093,501	7,106,366
Stagecoach Group PLC	2,109,743	3,796,152

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	12,341,450	$102,654,262
Standard Life Aberdeen PLC	10,852,591	43,132,258
Stobart Group Ltd.	1,873,500	2,519,041
Synthomer PLC	1,574,446	7,010,821
TalkTalk Telecom Group PLC	3,264,014	5,098,610
Tate & Lyle PLC	2,010,996	21,016,301
Taylor Wimpey PLC	14,437,995	40,938,199
Telecom Plus PLC	371,462	7,403,680
Tesco PLC	42,815,049	139,347,433
TORM PLC(a)	142,781	1,240,773
TP ICAP PLC	2,716,565	14,212,898
Trainline PLC(a)(c)	1,715,509	10,673,735
Travis Perkins PLC	1,095,323	22,401,414
Tritax Big Box REIT PLC	7,505,010	13,820,671
Tullow Oil PLC	6,142,110	4,116,277
Ultra Electronics Holdings PLC	347,233	10,335,378
Unilever PLC	4,852,692	289,999,857
UNITE Group PLC (The)	1,120,188	18,782,762
United Utilities Group PLC	2,947,011	39,371,952
Urban & Civic PLC	719,931	3,444,918
Vectura Group PLC	3,396,488	4,190,708
Vesuvius PLC	1,069,300	6,131,550
Victoria PLC(a)(b)	505,131	2,929,801
Victrex PLC	394,594	11,526,612
Virgin Money UK PLC(a)	6,050,079	13,099,293
Vistry Group PLC	1,022,463	18,599,794
Vodafone Group PLC	116,852,835	229,974,931
Weir Group PLC (The)	1,161,888	20,645,984
WH Smith PLC	491,723	15,504,692
Whitbread PLC	593,325	34,960,820
William Hill PLC	3,960,398	9,026,414
Wm Morrison Supermarkets PLC	9,544,059	22,891,097
Workspace Group PLC	643,717	10,318,344
WPP PLC	5,504,878	68,574,231

		12,134,499,189

United States — 0.0%
Coronado Global Resources Inc.(c)	1,200,796	1,631,862
International Flavors & Fragrances Inc.	0	13

		1,631,875

Total Common Stocks — 99.1% (Cost: $70,579,605,225)		74,275,608,699

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	236,457	13,206,902
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	50,433	2,939,807
Fuchs Petrolub SE, Preference Shares, NVS	307,577	13,634,276
Henkel AG & Co. KGaA, Preference Shares, NVS	780,137	79,486,544
Jungheinrich AG, Preference Shares, NVS	243,075	5,339,028
Porsche Automobil Holding SE, Preference Shares, NVS	729,828	49,449,761
Sartorius AG, Preference Shares, NVS	160,259	37,402,362
Sixt SE, Preference Shares, NVS	67,255	4,680,610
STO SE & Co. KGaA, Preference Shares, NVS	7,929	927,898
Volkswagen AG, Preference Shares, NVS	813,638	146,413,796

		353,480,984

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	129,053	$1,290,009
Telecom Italia SpA/Milano, Preference Shares, NVS	26,135,635	13,757,671

		15,047,680

Total Preferred Stocks — 0.5% (Cost: $383,753,985)		368,528,664

Rights

Hong Kong — 0.0%
Guotai Junan International Holdings Ltd., (Expires 03/09/20)(a)	6,914,999	9

Total Rights — 0.0% (Cost: $0)		9

Warrants

Spain — 0.0%
Abengoa SA (Expires 03/31/25)(a)(b)	1,476,448	15,544

Total Warrants — 0.0% (Cost: $0)		15,544

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.78%(f)(g)(h)	768,881,112	769,342,441

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.50%(f)(g)	15,193,000	$15,193,000

		784,535,441

Total Short-Term Investments — 1.0% (Cost: $784,172,502)		784,535,441

Total Investments in Securities — 100.6% (Cost: $71,747,531,712)		75,428,688,357

Other Assets, Less Liabilities — (0.6)%		(471,000,128)

Net Assets — 100.0%		$74,957,688,229

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	820,947,946	(52,066,834)	768,881,112	$769,342,441	$9,374,866	(b)	$3,573		$79,296
BlackRock Cash Funds: Treasury, SL Agency Shares	5,916,000	9,277,000	15,193,000	15,193,000	176,759		—		—

				$784,535,441	$9,551,625		$3,573		$79,296

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	255	03/19/20	$29,678	$684,481
Euro STOXX 50 Index	2,546	03/20/20	102,674	(3,076,979)
FTSE 100 Index	624	03/20/20	59,368	(2,399,870)
TOPIX Index	487	03/12/20	75,441	(2,016,264)

				$(6,808,632)

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI EAFE ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$684,481

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,493,113

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$42,488,390

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(11,848,585)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$329,426,176

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$74,238,392,494	$36,491,978	$724,227	$74,275,608,699
Preferred Stocks	368,528,664	—	—	368,528,664
Rights	—	9	—	9
Warrants	—	15,544	—	15,544
Money Market Funds	784,535,441	—	—	784,535,441

	$75,391,456,599	$36,507,531	$724,227	$75,428,688,357

Derivative financial instruments(a)
Assets
Futures Contracts	$684,481	$—	$—	$684,481
Liabilities
Futures Contracts	(7,493,113)	—	—	(7,493,113)

	$(6,808,632)	$—	$—	$(6,808,632)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.4%
BHP Group PLC	830,896	$18,179,581

Austria — 0.6%
ams AG(a)	32,037	1,311,110
ANDRITZ AG	30,563	1,204,415
BAWAG Group AG(b)	31,666	1,372,810
CA Immobilien Anlagen AG	32,383	1,426,502
Erste Group Bank AG	124,586	4,578,276
IMMOFINANZ AG	43,552	1,209,022
Lenzing AG	6,650	526,185
Oesterreichische Post AG	21,050	800,137
OMV AG	62,933	3,137,709
Raiffeisen Bank International AG	63,233	1,443,541
S&T AG	24,825	670,170
Schoeller-Bleckmann Oilfield Equipment AG	6,626	305,466
Telekom Austria AG	87,338	701,713
UNIQA Insurance Group AG	76,918	727,954
Verbund AG	28,476	1,505,905
voestalpine AG	47,996	1,165,907
Wienerberger AG	55,661	1,580,332

		23,667,154

Belgium — 1.8%
Ackermans & van Haaren NV	8,891	1,423,760
Aedifica SA	13,066	1,766,529
Ageas	72,914	4,021,581
AGFA-Gevaert NV(a)	106,131	521,267
Anheuser-Busch InBev SA/NV	301,857	22,887,721
Barco NV	4,024	1,001,135
Befimmo SA	13,495	830,011
Bekaert SA	23,000	584,708
bpost SA	41,556	414,287
Cofinimmo SA	10,600	1,689,207
Colruyt SA	21,615	1,081,512
D’ieteren SA/NV	9,568	617,110
Econocom Group SA/NV	87,615	249,534
Elia System Operator SA/NV	16,905	1,629,869
Euronav NV	78,540	781,602
Fagron	38,764	897,828
Galapagos NV(a)	17,636	3,949,887
Groupe Bruxelles Lambert SA	29,375	2,953,243
Intervest Offices & Warehouses NV	20,810	618,052
KBC Ancora	22,979	1,145,431
KBC Group NV	98,254	7,214,727
Melexis NV	8,915	636,246
Ontex Group NV	33,418	606,244
Proximus SADP	56,603	1,613,350
Sofina SA	5,869	1,343,082
Solvay SA	29,316	3,038,927
Telenet Group Holding NV	19,998	930,352
UCB SA	51,923	4,780,513
Umicore SA	78,719	3,626,418
Warehouses De Pauw CVA	53,307	1,523,540

		74,377,673

Denmark — 3.1%
ALK-Abello A/S(a)	3,024	807,195
Ambu A/S, Series B(c)	69,571	1,274,147
AP Moller — Maersk A/S, Class A	1,780	2,006,125
AP Moller — Maersk A/S, Class B, NVS	2,259	2,710,793

Security	Shares	Value

Denmark (continued)
Carlsberg A/S, Class B	41,827	$6,118,347
Chr Hansen Holding A/S	41,489	3,093,517
Coloplast A/S, Class B	46,343	5,848,413
Danske Bank A/S	264,244	4,424,084
Demant A/S(a)	44,548	1,446,760
Dfds A/S	17,418	733,052
DSV Panalpina A/S	88,013	9,574,816
FLSmidth & Co. A/S	17,546	602,356
Genmab A/S(a)	26,436	6,105,878
GN Store Nord A/S	53,815	2,672,654
H Lundbeck A/S	31,243	1,328,789
ISS A/S	60,746	1,474,656
Jyske Bank A/S, Registered(a)	33,898	1,290,902
Maersk Drilling A/S(a)	11,123	620,203
Netcompany Group A/S(a)(b)	17,057	773,507
Novo Nordisk A/S, Class B	702,344	42,963,349
Novozymes A/S, Class B	83,084	4,335,717
Orsted A/S(b)	75,114	8,198,285
Pandora A/S	39,760	2,060,125
Per Aarsleff Holding A/S	16,350	498,258
Ringkjoebing Landbobank A/S	16,918	1,256,930
Rockwool International A/S, Class B	3,921	915,221
Royal Unibrew A/S	21,350	2,033,258
SimCorp A/S	18,346	2,036,374
Spar Nord Bank A/S	70,159	679,393
Sydbank A/S	35,868	780,832
Topdanmark A/S	19,419	916,905
Tryg A/S	48,893	1,482,013
Vestas Wind Systems A/S	75,327	7,515,553
Zealand Pharma A/S(a)	9,817	356,090

		128,934,497

Finland — 1.8%
Cargotec OYJ, Class B	18,666	691,729
Caverion OYJ	66,187	539,111
Citycon OYJ(c)	37,115	392,594
Elisa OYJ	54,903	3,306,237
Fortum OYJ	175,372	4,248,432
Huhtamaki OYJ	41,764	1,860,109
Kemira OYJ	59,904	905,500
Kesko OYJ, Class B	27,214	1,840,879
Kone OYJ, Class B	132,386	8,547,336
Konecranes OYJ	31,222	944,586
Metsa Board OYJ	98,016	594,702
Metso OYJ	43,091	1,533,363
Neste OYJ	168,329	6,693,135
Nokia OYJ	2,248,685	8,770,570
Nokian Renkaat OYJ	47,508	1,279,882
Nordea Bank Abp	1,266,301	10,000,449
Orion OYJ, Class B	45,289	2,141,577
Outokumpu OYJ(c)	152,619	526,002
Outotec OYJ(a)	69,111	398,721
Sampo OYJ, Class A	168,421	7,628,148
Stora Enso OYJ, Class R	233,833	3,047,413
TietoEVRY OYJ	34,468	1,126,061
UPM-Kymmene OYJ	214,038	6,767,229
Uponor OYJ	40,123	544,243
Valmet OYJ	54,975	1,193,488
Wartsila OYJ Abp	170,222	2,089,189

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
YIT OYJ	83,970	$598,813

		78,209,498

France — 16.1%
ABC arbitrage	77,210	568,146
Accor SA	74,714	3,066,013
Aeroports de Paris	11,810	2,238,021
Air France-KLM(a)	78,904	733,808
Air Liquide SA	185,299	26,849,303
Airbus SE	231,634	34,202,289
ALD SA(b)	53,020	775,589
Alstom SA	75,202	3,995,266
Alten SA	14,810	1,831,629
Amundi SA(b)	25,227	2,047,819
APERAM SA	24,140	694,213
Arkema SA	27,416	2,522,348
Atos SE	40,275	3,353,706
AXA SA	756,238	20,180,560
BioMerieux	16,778	1,663,178
BNP Paribas SA	439,635	23,407,698
Boiron SA	9,754	370,762
Bollore SA	403,850	1,644,286
Bouygues SA	88,589	3,507,770
Bureau Veritas SA	113,282	3,127,180
Capgemini SE	63,926	7,959,190
Carrefour SA	237,079	4,021,098
Casino Guichard Perrachon SA(c)	22,206	902,155
CGG SA(a)	266,968	753,244
Cie. de Saint-Gobain	196,035	7,437,418
Cie. Generale des Etablissements Michelin SCA	67,238	7,823,883
Cie. Plastic Omnium SA	29,870	751,414
CNP Assurances	70,942	1,279,114
Coface SA(a)	49,662	612,544
Constellium SE(a)	48,114	546,575
Covivio	17,526	2,082,072
Credit Agricole SA	453,255	6,143,096
Danone SA	243,733	19,555,600
Dassault Aviation SA	1,136	1,382,289
Dassault Systemes SE	53,128	9,225,942
DBV Technologies SA(a)	17,487	339,716
Edenred	97,617	5,278,062
Eiffage SA	30,560	3,547,526
Electricite de France SA	252,346	3,119,495
Elior Group SA(b)	52,373	735,364
Elis SA	88,338	1,723,952
Engie SA	715,748	12,342,069
EssilorLuxottica SA	113,237	16,846,935
Eurazeo SE	19,591	1,404,686
Eurofins Scientific SE(c)	4,841	2,607,291
Eutelsat Communications SA	71,739	1,076,843
Faurecia SE	31,382	1,501,346
Fnac Darty SA(a)	9,493	463,518
Gaztransport Et Technigaz SA	11,448	1,160,831
Gecina SA	17,015	3,213,067
Getlink SE	178,988	3,163,755
Hermes International	12,332	9,246,636
ICADE	13,583	1,517,311
Iliad SA(c)	5,865	771,502
Imerys SA	18,441	798,651
Ingenico Group SA	24,959	2,909,787
Innate Pharma SA(a)(c)	32,119	225,490

Security	Shares	Value

France (continued)
Ipsen SA	16,588	$1,231,649
IPSOS	23,881	775,422
JCDecaux SA	39,179	1,049,852
Kering SA	30,087	18,505,043
Klepierre SA	74,771	2,546,326
Korian SA	26,692	1,218,699
Lagardere SCA	30,413	578,018
Legrand SA	105,868	8,494,181
L’Oreal SA	99,362	27,737,463
LVMH Moet Hennessy Louis Vuitton SE	109,698	48,055,573
Maisons du Monde SA(b)	31,526	419,245
Mercialys SA	28,884	364,265
Metropole Television SA	19,306	321,352
Natixis SA	401,806	1,702,311
Nexans SA	14,373	701,317
Nexity SA	20,390	985,194
Orange SA	781,710	11,092,859
Orpea	18,991	2,474,990
Pernod Ricard SA	83,856	14,543,426
Peugeot SA	233,727	4,820,294
Publicis Groupe SA	86,939	3,856,723
Quadient	21,039	506,411
Remy Cointreau SA	10,663	1,124,954
Renault SA	76,811	3,000,124
Rexel SA	110,377	1,322,889
Rubis SCA	37,553	2,324,267
Safran SA	130,281	21,071,887
Sanofi	448,332	43,200,380
Sartorius Stedim Biotech	12,485	2,242,796
Schneider Electric SE	214,405	21,507,884
SCOR SE	63,250	2,693,700
SEB SA	9,478	1,219,459
SES SA	147,600	1,816,449
Societe BIC SA	11,595	783,182
Societe Generale SA	315,992	10,234,081
Sodexo SA	35,554	3,727,330
SOITEC(a)	10,874	1,029,721
Sopra Steria Group	7,909	1,267,384
SPIE SA	50,018	972,241
STMicroelectronics NV	286,577	8,031,717
Suez	139,270	2,288,848
Teleperformance	23,781	5,977,112
Thales SA	42,779	4,703,792
TOTAL SA	944,787	46,220,397
Ubisoft Entertainment SA(a)	34,076	2,592,054
Unibail-Rodamco-Westfield	53,997	7,336,321
Valeo SA	98,507	2,938,735
Vallourec SA(a)	143,071	363,082
Veolia Environnement SA	211,160	6,243,322
Vicat SA	13,228	551,922
Vinci SA	199,582	22,161,917
Vivendi SA	362,548	9,947,968
Wendel SA	11,379	1,520,791
Worldline SA(a)(b)	42,383	2,994,264

		676,640,634

Germany — 12.4%
Aareal Bank AG	25,645	841,794
adidas AG	71,814	22,745,191
ADO Properties SA(b)	15,987	493,236
AIXTRON SE(a)	52,161	553,308

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Allianz SE, Registered	166,594	$39,850,121
alstria office REIT AG	77,731	1,542,794
Aroundtown SA	359,733	3,402,929
AURELIUS Equity Opportunities SE & Co. KGaA	15,975	584,570
Aurubis AG	19,509	1,066,076
BASF SE	359,507	24,330,639
Bayer AG, Registered	370,965	30,031,111
Bayerische Motoren Werke AG	128,966	9,195,483
Bechtle AG	12,459	1,804,584
Beiersdorf AG	40,232	4,565,515
Bilfinger SE(c)	17,344	614,291
Brenntag AG	61,446	3,192,269
CANCOM SE	17,275	1,032,827
Carl Zeiss Meditec AG, Bearer	16,809	2,058,365
CECONOMY AG(a)	97,014	503,689
Commerzbank AG	407,437	2,347,913
CompuGroup Medical SE	11,528	760,132
Continental AG	44,854	5,116,861
Covestro AG(b)	71,197	3,010,055
CTS Eventim AG & Co. KGaA	27,633	1,722,538
Daimler AG, Registered	356,847	16,532,119
Delivery Hero SE(a)(b)	47,540	3,667,849
Deutsche Bank AG, Registered	782,130	7,180,212
Deutsche Boerse AG	74,762	12,183,279
Deutsche EuroShop AG	34,076	930,481
Deutsche Lufthansa AG, Registered	98,751	1,513,498
Deutsche Pfandbriefbank AG(b)	73,846	1,193,171
Deutsche Post AG, Registered	390,382	13,660,022
Deutsche Telekom AG, Registered	1,299,458	21,033,511
Deutsche Wohnen SE	140,841	5,962,257
Duerr AG	26,563	798,335
E.ON SE	891,003	10,111,076
Evonik Industries AG	73,563	2,019,313
Evotec SE(a)(c)	54,531	1,469,084
Fraport AG Frankfurt Airport Services Worldwide	16,357	1,220,661
Freenet AG	63,786	1,416,581
Fresenius Medical Care AG & Co. KGaA	86,454	6,677,842
Fresenius SE & Co. KGaA	167,836	8,579,061
GEA Group AG	60,802	1,825,346
Gerresheimer AG	15,109	1,196,344
Grand City Properties SA	53,333	1,366,476
GRENKE AG(c)	13,145	1,310,328
Hannover Rueck SE	22,885	4,450,884
HeidelbergCement AG	58,874	3,998,163
HelloFresh SE(a)	61,318	1,460,981
Henkel AG & Co. KGaA	42,004	3,886,828
HOCHTIEF AG	11,559	1,339,893
HUGO BOSS AG	27,313	1,295,482
Indus Holding AG	15,202	620,807
Infineon Technologies AG	499,919	10,845,307
Jenoptik AG	25,831	713,358
K+S AG, Registered(c)	87,676	855,031
KION Group AG	27,309	1,715,960
Knorr-Bremse AG	17,570	1,918,096
Krones AG	7,993	607,205
LANXESS AG	34,681	2,087,707
LEG Immobilien AG	23,616	2,914,169
Leoni AG(a)(c)	23,293	273,621
Merck KGaA	52,955	6,801,562
METRO AG	79,359	1,107,676

Security	Shares	Value

Germany (continued)
MorphoSys AG(a)	14,278	$1,791,150
MTU Aero Engines AG	21,356	6,494,149
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	55,999	16,526,073
Nemetschek SE	24,697	1,684,576
Nordex SE(a)(c)	29,858	390,115
Norma Group SE	18,738	684,429
OSRAM Licht AG	40,311	2,021,438
Pfeiffer Vacuum Technology AG	3,188	530,295
ProSiebenSat.1 Media SE	98,020	1,301,880
Puma SE	34,052	2,732,118
QIAGEN NV(a)	95,471	3,190,958
Rational AG	1,503	1,131,792
Rheinmetall AG	18,153	1,945,732
RHOEN-KLINIKUM AG	18,436	322,806
RIB Software SE(c)	21,512	454,621
Rocket Internet SE(a)(b)	42,529	995,399
RWE AG	230,903	8,019,491
Salzgitter AG(c)	27,420	461,880
SAP SE	389,652	50,876,142
Scout24 AG(b)	44,521	3,066,368
Siemens AG, Registered	301,760	37,333,589
Siemens Healthineers AG(b)	58,752	2,765,829
Siltronic AG	9,885	1,070,041
Sixt SE	10,772	1,088,106
Software AG	25,663	857,458
Stabilus SA	13,626	831,727
Stroeer SE & Co. KGaA	14,819	1,180,772
Suedzucker AG	32,883	556,818
Symrise AG	52,113	5,367,437
TAG Immobilien AG	61,674	1,626,662
Telefonica Deutschland Holding AG	406,880	1,232,322
thyssenkrupp AG(c)	159,739	1,976,460
TLG Immobilien AG	39,420	1,347,690
TUI AG	172,398	1,768,954
Uniper SE	83,087	2,726,401
United Internet AG, Registered(d)	51,717	1,679,265
Varta AG(a)(c)	5,787	493,172
Volkswagen AG	13,975	2,564,663
Vonovia SE	201,655	11,517,856
Vossloh AG	8,788	387,120
Wacker Chemie AG	6,592	475,718
Wirecard AG(c)	47,161	6,961,542
Zalando SE(a)(b)	55,793	2,685,269

		523,222,150

Ireland — 0.9%
AIB Group PLC	324,096	953,219
Bank of Ireland Group PLC	414,691	2,028,501
C&C Group PLC	179,765	848,339
Cairn Homes PLC(a)	351,356	477,371
CRH PLC(a)	324,628	12,202,816
Dalata Hotel Group PLC	104,074	526,504
Flutter Entertainment PLC	31,759	3,607,521
Glanbia PLC	84,040	980,692
Grafton Group PLC	114,816	1,392,425
Kerry Group PLC, Class A	62,195	7,946,996
Kingspan Group PLC	63,198	3,897,506
Smurfit Kappa Group PLC	91,414	3,168,821

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
UDG Healthcare PLC	123,302	$1,219,838

		39,250,549

Italy — 3.8%
A2A SpA	752,215	1,502,573
Amplifon SpA	54,166	1,541,487
Anima Holding SpA(b)	194,119	921,586
Ascopiave SpA	95,870	469,595
Assicurazioni Generali SpA	416,337	8,118,065
Atlantia SpA	200,107	4,916,389
Autogrill SpA	63,207	614,303
Azimut Holding SpA	50,831	1,249,983
Banca Generali SpA	33,256	1,058,456
Banca Mediolanum SpA	110,447	997,539
Banca Monte dei Paschi di Siena SpA(a)(c)	118,635	222,844
Banca Popolare di Sondrio SCPA	388,753	837,507
Banco BPM SpA(a)	619,789	1,270,673
BPER Banca	201,711	927,675
Buzzi Unicem SpA	41,772	976,756
Cerved Group SpA	101,736	998,347
CNH Industrial NV	403,061	3,852,102
Credito Emiliano SpA	99,793	525,858
Davide Campari-Milano SpA	237,961	2,302,175
De’ Longhi SpA	31,338	591,084
DiaSorin SpA	10,815	1,330,356
Enav SpA(b)	113,587	733,234
Enel SpA	3,173,913	27,628,636
Eni SpA	996,669	13,980,873
ERG SpA	33,033	781,197
Ferrari NV	48,706	8,231,340
FinecoBank Banca Fineco SpA	204,670	2,398,572
Freni Brembo SpA(c)	72,537	829,578
Hera SpA	371,847	1,690,356
IMA Industria Macchine Automatiche SpA(c)	9,233	603,177
Immobiliare Grande Distribuzione SIIQ SpA	61,703	410,276
Infrastrutture Wireless Italiane SpA(b)	114,038	1,184,784
Interpump Group SpA	38,771	1,093,915
Intesa Sanpaolo SpA	5,825,558	14,496,689
Iren SpA	362,636	1,208,031
Italgas SpA	252,835	1,680,030
Juventus Football Club SpA(a)	238,269	300,489
Leonardo SpA	126,090	1,562,215
Mediaset SpA(a)(c)	163,484	432,460
Mediobanca Banca di Credito Finanziario SpA	253,898	2,535,705
Moncler SpA	73,958	3,196,451
Pirelli & C SpA(b)	194,853	944,073
Poste Italiane SpA(b)	213,431	2,448,026
Prysmian SpA	97,056	2,159,754
Recordati SpA	44,963	1,924,856
Saipem SpA(a)	251,828	1,045,976
Salvatore Ferragamo SpA	29,800	551,011
Sara’s SpA	314,570	422,511
Snam SpA	799,789	4,287,161
Societa Cattolica di Assicurazioni SC	100,492	795,148
Tamburi Investment Partners SpA	117,699	886,952
Technogym SpA(b)	65,071	809,814
Telecom Italia SpA/Milano(a)	3,750,975	2,023,545
Tenaris SA	194,602	2,011,658
Terna Rete Elettrica Nazionale SpA	573,396	4,000,715
Tod’s SpA(c)	6,157	249,183
UniCredit SpA	799,266	10,701,592

Security	Shares	Value

Italy (continued)
Unione di Banche Italiane SpA	468,332	$1,404,429
Unipol Gruppo SpA	236,335	1,205,556

		158,075,321

Netherlands — 6.2%
Aalberts NV	43,556	1,907,582
ABN AMRO Bank NV, CVA(b)	161,533	2,814,052
Adyen NV(a)(b)	4,079	3,756,410
Aegon NV	724,740	2,946,783
AerCap Holdings NV(a)	50,159	2,839,501
Akzo Nobel NV	87,428	8,264,523
Altice Europe NV(a)	260,138	1,676,666
AMG Advanced Metallurgical Group NV(c)	13,509	308,396
Arcadis NV	34,345	782,537
ArcelorMittal SA	271,303	4,015,589
Argenx SE(a)(c)	16,763	2,416,837
ASM International NV	18,445	2,249,505
ASML Holding NV	168,430	47,456,822
ASR Nederland NV	57,118	2,129,351
BE Semiconductor Industries NV	34,111	1,451,968
Boskalis Westminster(c)	41,486	973,286
Corbion NV	33,290	1,152,506
Eurocommercial Properties NV	23,659	591,499
Euronext NV(b)	24,478	2,125,363
EXOR NV	43,220	3,191,817
Flow Traders(b)	17,891	417,156
Heineken Holding NV	52,097	5,132,544
Heineken NV	101,382	11,046,405
IMCD NV	21,773	1,883,256
ING Groep NV	1,535,276	16,716,189
Intertrust NV(b)	40,897	727,872
InterXion Holding NV(a)	31,505	2,741,880
Koninklijke Ahold Delhaize NV	467,049	11,490,361
Koninklijke BAM Groep NV	156,015	430,856
Koninklijke DSM NV	71,572	8,748,567
Koninklijke KPN NV	1,371,621	3,850,238
Koninklijke Philips NV	363,934	16,697,106
Koninklijke Vopak NV	28,976	1,553,540
NN Group NV	120,090	4,178,830
NSI NV	15,878	865,723
NXP Semiconductors NV	113,234	14,364,865
OCI NV(a)	37,634	650,614
Pharming Group NV(a)	253,302	371,098
PostNL NV	215,746	398,682
Prosus NV(a)	194,234	14,040,768
Randstad NV	46,064	2,652,461
Rhi Magnesita NV	12,147	511,429
SBM Offshore NV	73,477	1,264,972
Signify NV(b)	53,479	1,785,075
Takeaway.com NV(a)(b)	17,016	1,604,742
TKH Group NV	20,266	1,074,428
TomTom NV	32,488	353,660
Unilever NV	573,519	33,494,744
Wereldhave NV	22,450	412,993
Wolters Kluwer NV	110,016	8,280,790

		260,792,837

Norway — 1.3%
Adevinta ASA(a)	51,451	626,267
Aker ASA, Class A	12,243	679,370
Aker BP ASA	54,394	1,541,334

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Aker Solutions ASA(a)	118,784	$239,880
Austevoll Seafood ASA	55,811	545,226
Bakkafrost P/F	19,001	1,352,238
Borr Drilling Ltd.(a)(c)	42,611	222,906
Borregaard ASA	66,524	635,088
BW Offshore Ltd.(a)(c)	34,106	188,146
DNB ASA	384,009	6,742,591
DNO ASA	428,839	429,127
Entra ASA(b)	63,906	1,092,624
Equinor ASA	404,166	7,328,901
Frontline Ltd./Bermuda	35,857	327,147
Gjensidige Forsikring ASA	88,045	1,919,877
Kongsberg Gruppen ASA	49,183	762,999
Leroy Seafood Group ASA	144,489	937,992
Mowi ASA	172,517	4,121,183
NEL ASA(a)	580,060	577,367
Norsk Hydro ASA	580,624	1,827,323
Norwegian Air Shuttle ASA(a)(c)	47,022	182,522
Norwegian Finans Holding ASA(a)	71,758	733,710
Orkla ASA	323,241	3,120,967
Salmar ASA	25,283	1,238,943
Schibsted ASA, Class B	43,269	1,229,846
SpareBank 1 SMN	105,248	1,160,059
SpareBank 1 SR-Bank ASA	106,003	1,126,982
Storebrand ASA	208,775	1,605,822
Subsea 7 SA	107,279	1,154,281
Telenor ASA	298,535	5,406,975
TGS NOPEC Geophysical Co. ASA	53,142	1,355,387
Tomra Systems ASA	49,131	1,449,764
Yara International ASA	71,729	2,609,940

		54,472,784

Portugal — 0.3%
Banco Comercial Portugues SA, Class R	4,454,592	946,342
EDP - Energias de Portugal SA	1,000,298	5,014,992
Galp Energia SGPS SA	201,811	3,050,545
Jeronimo Martins SGPS SA	93,304	1,607,345
Navigator Co. SA (The)	119,524	429,159
NOS SGPS SA	141,542	734,404
REN - Redes Energeticas Nacionais SGPS SA	361,128	1,092,552
Sonae SGPS SA	582,342	541,773

		13,417,112

Spain — 4.4%
Acciona SA(c)	10,506	1,192,218
Acerinox SA	72,493	707,124
ACS Actividades de Construccion y Servicios SA	104,659	3,482,973
Aena SME SA(b)	25,821	4,782,970
Amadeus IT Group SA	174,417	13,688,724
Applus Services SA	70,417	818,599
Banco Bilbao Vizcaya Argentaria SA	2,625,854	13,585,205
Banco de Sabadell SA	2,277,397	2,054,383
Banco Santander SA	6,661,186	26,235,372
Bankia SA	566,219	1,030,015
Bankinter SA	274,623	1,781,590
Bolsas y Mercados Espanoles SHMSF SA	30,538	1,184,478
CaixaBank SA	1,422,978	4,163,134
Cellnex Telecom SA(b)	105,473	5,250,483
Cia. de Distribucion Integral Logista Holdings SA	29,028	651,741
Cie. Automotive SA	38,929	854,626
Corp Financiera Alba SA	12,250	621,756

Security	Shares	Value

Spain (continued)
Ebro Foods SA	44,124	$912,930
Enagas SA	72,259	1,947,483
Ence Energia y Celulosa SA(c)	65,801	266,598
Endesa SA	118,419	3,250,616
Euskaltel SA(b)	58,906	554,877
Faes Farma SA	180,132	982,142
Ferrovial SA	194,907	6,190,445
Global Dominion Access SA(a)(b)	121,417	444,702
Grifols SA	120,711	4,053,290
Grupo Catalana Occidente SA	24,624	809,099
Iberdrola SA	2,370,431	25,927,623
Iberdrola SA, New(a)	42,340	463,116
Indra Sistemas SA(a)	76,541	878,764
Industria de Diseno Textil SA	429,501	14,455,303
Inmobiliaria Colonial Socimi SA	122,927	1,646,993
Lar Espana Real Estate Socimi SA	58,737	434,817
Liberbank SA	1,057,820	350,042
Mapfre SA	446,581	1,144,212
Masmovil Ibercom SA(a)	36,990	774,755
Mediaset Espana Comunicacion SA	85,478	468,992
Melia Hotels International SA	76,889	617,761
Merlin Properties Socimi SA	140,540	1,993,555
Miquel y Costas & Miquel SA	18,952	316,299
Naturgy Energy Group SA	116,464	3,071,757
Neinor Homes SA(a)(b)	38,483	420,498
Prosegur Cia. de Seguridad SA	132,503	522,163
Red Electrica Corp. SA	152,023	3,038,391
Repsol SA	608,924	8,411,503
Sacyr SA	244,885	702,878
Sacyr SA, New(a)	5,158	14,805
Siemens Gamesa Renewable Energy SA	100,589	1,605,765
Tecnicas Reunidas SA(a)	18,930	461,521
Telefonica SA	1,841,991	12,470,270
Viscofan SA	18,957	1,010,072
Zardoya Otis SA	94,247	710,745

		183,410,173

Sweden — 4.9%
AAK AB	89,146	1,674,496
AF POYRY AB	48,554	1,235,177
Alfa Laval AB	127,647	3,191,622
Arjo AB, Class B	130,395	624,469
Assa Abloy AB, Class B	396,906	9,442,250
Atlas Copco AB, Class A	271,975	9,650,257
Atlas Copco AB, Class B	149,649	4,657,779
Axfood AB	59,012	1,223,262
Beijer Ref AB	30,753	925,272
BillerudKorsnas AB	90,852	1,167,857
Boliden AB	114,687	2,728,362
Bonava AB, Class B	46,308	414,140
Bravida Holding AB(b)	120,344	1,097,481
Castellum AB	107,535	2,639,662
Dometic Group AB(b)	133,631	1,218,653
Electrolux AB, Series B	92,795	2,201,783
Elekta AB, Class B	150,923	1,728,655
Embracer Group AB(a)	78,162	654,415
Epiroc AB, Class A	272,948	3,163,129
Epiroc AB, Class B	156,678	1,773,440
Essity AB, Class B	244,842	7,773,044
Evolution Gaming Group AB(b)	48,405	1,496,547
Fabege AB	108,832	1,867,001

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Fastighets AB Balder, Class B(a)	42,685	$2,025,607
Getinge AB, Class B	97,427	1,663,263
Hennes & Mauritz AB, Class B	321,580	7,061,405
Hexagon AB, Class B	109,033	5,941,095
Hexpol AB	132,109	1,191,752
Holmen AB, Class B	46,510	1,377,159
Hufvudstaden AB, Class A	64,221	1,271,274
Husqvarna AB, Class B	189,276	1,428,016
ICA Gruppen AB	40,153	1,765,480
Industrivarden AB, Class C	69,626	1,641,930
Indutrade AB	45,292	1,633,372
Intrum AB	35,645	987,771
Investor AB, Class B	177,681	9,736,955
JM AB	35,370	1,081,064
Kindred Group PLC	113,750	578,625
Kinnevik AB, Class B	100,228	2,420,783
Kungsleden AB	115,814	1,232,799
L E Lundbergforetagen AB, Class B(c)	31,317	1,360,076
Lifco AB, Class B	25,257	1,489,690
Loomis AB, Class B	33,931	1,229,995
Lundin Petroleum AB	78,706	2,397,440
Millicom International Cellular SA, SDR	44,064	2,081,904
Mycronic AB	34,266	667,285
NCC AB, Class B	43,953	820,814
Nibe Industrier AB, Class B	149,995	2,600,381
Nobia AB	106,563	786,067
Nordic Entertainment Group AB, Class B	36,567	1,110,063
Nyfosa AB(a)	125,458	1,227,422
Pandox AB	51,981	1,159,490
Peab AB, Class B	90,911	913,010
Saab AB, Class B	41,044	1,333,691
Samhallsbyggnadsbolaget i Norden AB	390,571	962,382
Sandvik AB	454,580	8,307,623
SAS AB(a)	132,875	190,793
Securitas AB, Class B	124,358	1,957,881
Skandinaviska Enskilda Banken AB, Class A	639,684	6,320,751
Skanska AB, Class B	137,556	3,182,498
SKF AB, Class B	149,722	2,744,770
SSAB AB, Class A	129,067	397,432
SSAB AB, Class B	304,480	877,872
Svenska Cellulosa AB SCA, Class B	252,666	2,530,160
Svenska Handelsbanken AB, Class A	599,314	5,887,033
Sweco AB, Class B	37,080	1,431,088
Swedbank AB, Class A	370,309	5,695,643
Swedish Match AB	69,105	3,910,285
Swedish Orphan Biovitrum AB(a)	76,439	1,365,230
Tele2 AB, Class B	207,991	3,137,565
Telefonaktiebolaget LM Ericsson, Class B	1,230,994	9,675,640
Telia Co. AB	1,075,193	4,601,444
Thule Group AB(b)	58,788	1,389,396
Trelleborg AB, Class B	104,787	1,720,965
Vitrolife AB	27,039	567,225
Volvo AB, Class B	589,126	10,103,337
Wallenstam AB, Class B	91,598	1,198,353
Wihlborgs Fastigheter AB	76,679	1,468,561

		204,388,358

Switzerland — 14.5%
ABB Ltd., Registered	728,618	17,005,745
Adecco Group AG, Registered	63,418	3,728,343
Alcon Inc.(a)	168,234	9,932,339

Security	Shares	Value

Switzerland (continued)
Allreal Holding AG, Registered	7,444	$1,543,678
Arbonia AG, Registered	36,863	443,373
Aryzta AG(a)	518,177	522,233
Baloise Holding AG, Registered	20,766	3,752,931
Banque Cantonale Vaudoise, Registered	1,784	1,492,755
Barry Callebaut AG, Registered	1,170	2,591,239
Belimo Holding AG	166	1,163,523
BKW AG	10,955	1,018,885
Bucher Industries AG, Registered	3,559	1,192,668
Burckhardt Compression Holding AG	2,340	640,531
Cembra Money Bank AG	14,983	1,753,933
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	370	3,101,716
Chocoladefabriken Lindt & Spruengli AG, Registered	46	4,287,832
Cie. Financiere Richemont SA, Registered	207,501	15,198,165
Clariant AG, Registered	84,114	1,895,171
Coca-Cola HBC AG	79,973	2,937,013
Credit Suisse Group AG, Registered	1,027,348	13,011,619
Daetwyler Holding AG, Bearer	4,857	876,269
DKSH Holding AG	14,846	767,199
dormakaba Holding AG	1,405	882,814
Dufry AG, Registered	19,405	1,684,872
Emmi AG, Registered	1,077	1,044,113
EMS-Chemie Holding AG, Registered	3,227	2,114,639
Flughafen Zurich AG, Registered	8,321	1,446,868
Forbo Holding AG, Registered	524	900,816
Galenica AG(b)	27,037	1,844,611
Geberit AG, Registered	14,631	7,724,719
Georg Fischer AG, Registered	1,738	1,709,257
Givaudan SA, Registered	3,618	11,929,328
Helvetia Holding AG, Registered	15,624	2,248,547
Huber & Suhner AG, Registered	8,178	610,520
Idorsia Ltd.(a)	42,010	1,348,571
Implenia AG, Registered	7,923	323,344
Interroll Holding AG, Registered	304	594,478
Julius Baer Group Ltd	90,476	4,531,070
Kuehne + Nagel International AG, Registered	21,796	3,525,508
LafargeHolcim Ltd., Registered	190,915	9,719,453
Landis+Gyr Group AG	13,164	1,207,957
Leonteq AG(a)(c)	12,348	460,913
Logitech International SA, Registered	75,571	3,397,541
Lonza Group AG, Registered	30,170	12,393,959
Meyer Burger Technology AG(a)(c)	600,448	253,764
Mobimo Holding AG, Registered	4,591	1,480,430
Nestle SA, Registered	1,187,007	130,928,306
Novartis AG, Registered	851,810	80,522,078
OC Oerlikon Corp. AG, Registered	103,728	1,106,704
Pargesa Holding SA, Bearer	18,407	1,476,263
Partners Group Holding AG	7,394	6,783,360
PSP Swiss Property AG, Registered	16,533	2,499,364
Roche Holding AG, NVS	278,548	93,662,830
Schindler Holding AG, Participation Certificates, NVS	15,552	4,021,638
Schindler Holding AG, Registered	9,154	2,277,941
SFS Group AG	9,217	860,585
SGS SA, Registered	2,065	5,975,857
Siegfried Holding AG, Registered(c)	2,392	1,107,396
SIG Combibloc Group AG	78,843	1,245,858
Sika AG, Registered	51,244	9,218,554
Sonova Holding AG, Registered	22,906	5,742,828
Stadler Rail AG(a)(c)	18,002	858,616

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Straumann Holding AG, Registered	4,372	$4,170,501
Sulzer AG, Registered	10,447	1,154,700
Sunrise Communications Group AG(b)	17,209	1,422,113
Swatch Group AG (The), Bearer	11,192	2,816,422
Swatch Group AG (The), Registered	26,693	1,301,369
Swiss Life Holding AG, Registered	14,302	7,198,083
Swiss Prime Site AG, Registered	30,170	3,685,029
Swiss Re AG	119,662	13,523,934
Swisscom AG, Registered	9,822	5,393,469
Tecan Group AG, Registered	6,628	1,874,766
Temenos AG, Registered	26,350	4,259,386
UBS Group AG, Registered	1,527,564	19,006,447
Valiant Holding AG, Registered	9,619	989,377
VAT Group AG(b)	11,473	1,737,396
Vifor Pharma AG	19,405	3,581,409
Vontobel Holding AG, Registered	15,197	1,060,457
Zurich Insurance Group AG	58,686	24,382,270

		608,080,558

United Kingdom — 26.2%
3i Group PLC	377,799	5,500,573
Abcam PLC	86,491	1,589,334
Admiral Group PLC	73,407	2,185,924
Aggreko PLC	111,468	1,132,886
Anglo American PLC	418,123	10,944,030
Antofagasta PLC	158,046	1,712,941
AO World PLC(a)(c)	267,670	271,689
Ascential PLC(b)	180,623	869,531
Ashmore Group PLC	171,888	1,231,478
Ashtead Group PLC	193,096	6,248,938
ASOS PLC(a)	24,756	1,002,823
Associated British Foods PLC	140,731	4,871,536
Assura PLC	1,274,873	1,307,459
AstraZeneca PLC	520,153	50,903,836
Auto Trader Group PLC(b)	385,448	2,855,509
Avast PLC(b)	240,645	1,348,178
AVEVA Group PLC	28,019	1,816,446
Aviva PLC	1,533,933	8,055,772
B&M European Value Retail SA	374,145	1,793,761
Babcock International Group PLC	114,631	889,716
BAE Systems PLC	1,251,015	10,412,345
Balfour Beatty PLC	300,421	1,052,608
Bank of Georgia Group PLC	22,716	453,056
Barclays PLC	6,774,873	15,003,476
Barratt Developments PLC	398,575	4,217,925
Beazley PLC	215,284	1,536,709
Bellway PLC	48,268	2,535,532
Berkeley Group Holdings PLC	49,970	3,451,613
Big Yellow Group PLC	74,576	1,159,029
Blue Prism Group PLC(a)(c)	40,018	919,990
Bodycote PLC	84,113	949,668
boohoo Group PLC(a)	318,879	1,270,707
BP PLC	8,035,070	48,372,899
Brewin Dolphin Holdings PLC	138,821	658,778
British American Tobacco PLC	909,987	40,274,731
British Land Co. PLC (The)	346,084	2,530,130
Britvic PLC	120,704	1,472,582
BT Group PLC	3,342,573	7,090,427
Bunzl PLC	130,124	3,370,555
Burberry Group PLC	167,410	4,309,879
Burford Capital Ltd	81,516	677,500

Security	Shares	Value

United Kingdom (continued)
Cairn Energy PLC(a)	271,899	$607,517
Capita PLC(a)	704,464	1,350,685
Capital & Counties Properties PLC	296,189	951,103
Card Factory PLC	169,787	198,299
Carnival PLC	65,901	2,708,629
Centamin PLC	588,558	1,055,139
Centrica PLC	2,368,025	2,648,307
Cineworld Group PLC(c)	463,209	1,082,598
Clinigen Healthcare Ltd.(a)	72,057	920,410
Close Brothers Group PLC	61,674	1,151,189
Coats Group PLC	776,871	775,222
Coca-Cola European Partners PLC	97,653	5,137,524
Compass Group PLC	625,888	15,486,110
ConvaTec Group PLC(b)	624,413	1,712,051
Countryside Properties PLC(b)	216,672	1,393,812
Cranswick PLC	24,735	1,164,675
Crest Nicholson Holdings PLC	155,379	1,024,103
Croda International PLC	50,862	3,341,588
Daily Mail & General Trust PLC, Class A, NVS	75,145	804,336
Dart Group PLC	38,482	862,359
DCC PLC	42,344	3,422,752
De La Rue PLC	59,979	110,690
Dechra Pharmaceuticals PLC	46,014	1,725,047
Derwent London PLC	38,598	2,091,164
Diageo PLC	939,469	37,276,093
Dialog Semiconductor PLC(a)	31,275	1,381,853
Diploma PLC	59,179	1,519,631
Direct Line Insurance Group PLC	511,048	2,275,636
Dixons Carphone PLC	423,596	757,169
Domino’s Pizza Group PLC	219,751	894,809
Drax Group PLC	218,577	783,709
DS Smith PLC	555,852	2,496,392
Dunelm Group PLC	56,200	858,620
easyJet PLC	63,161	1,159,796
EI Group PLC(a)	198,768	744,650
Electrocomponents PLC	194,469	1,699,082
Elementis PLC	292,562	493,253
EnQuest PLC(a)	967,891	304,934
Equiniti Group PLC(b)	164,344	443,675
Essentra PLC	177,691	981,434
Euromoney Institutional Investor PLC	48,792	787,248
Evraz PLC	211,766	984,283
Experian PLC	354,331	12,316,880
Ferguson PLC	90,878	8,148,484
Ferrexpo PLC	134,103	245,893
Fevertree Drinks PLC	44,582	808,648
Fiat Chrysler Automobiles NV	434,377	5,647,511
Firstgroup PLC(a)	569,675	929,671
Frasers Group PLC(a)	168,899	1,049,538
Future PLC	36,143	609,840
G4S PLC	628,067	1,617,752
Games Workshop Group PLC	13,602	1,189,666
GB Group PLC	90,839	851,380
Genus PLC	33,867	1,375,020
GlaxoSmithKline PLC	1,968,250	46,286,735
Glencore PLC	4,427,024	12,984,443
Go-Ahead Group PLC (The)	21,091	569,388
GoCo Group PLC	192,056	237,219
Grainger PLC	329,178	1,285,279
Great Portland Estates PLC	105,998	1,301,134

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Greencore Group PLC	253,795	$821,661
Greggs PLC	43,703	1,298,514
GVC Holdings PLC	240,658	2,782,790
Halma PLC	161,788	4,493,578
Hammerson PLC	344,922	1,061,215
Hansteen Holdings PLC	290,289	446,180
Hargreaves Lansdown PLC	113,983	2,591,854
Hays PLC	638,353	1,305,973
Helical PLC	92,231	583,579
Hikma Pharmaceuticals PLC	62,944	1,520,062
Hiscox Ltd	116,026	2,008,175
HomeServe PLC	124,172	2,098,423
Howden Joinery Group PLC	235,002	2,132,524
HSBC Holdings PLC	7,971,687	57,984,694
Hunting PLC	82,024	331,076
Hyve Group PLC	581,929	754,058
IG Group Holdings PLC	162,078	1,418,217
IMI PLC	110,031	1,601,274
Imperial Brands PLC	380,675	9,789,230
Inchcape PLC	179,822	1,557,362
Indivior PLC(a)	566,693	283,343
Informa PLC	502,156	5,128,728
InterContinental Hotels Group PLC	70,036	4,325,723
Intermediate Capital Group PLC	124,555	2,860,163
Intertek Group PLC	63,917	4,853,112
Intu Properties PLC(a)(c)	599,379	134,712
Investec PLC	272,001	1,503,049
ITV PLC	1,451,169	2,590,109
IWG PLC	273,441	1,591,747
J D Wetherspoon PLC	33,223	679,254
J Sainsbury PLC	706,994	1,886,287
JD Sports Fashion PLC	180,569	1,956,099
John Laing Group PLC(b)	250,111	1,170,422
John Menzies PLC	88,269	502,077
John Wood Group PLC	290,758	1,442,273
Johnson Matthey PLC	76,957	2,642,636
Jupiter Fund Management PLC	195,963	996,076
Just Eat PLC(a)	244,177	2,771,337
KAZ Minerals PLC	126,706	731,231
Keller Group PLC	35,390	390,003
Keywords Studios PLC(c)	28,059	455,685
Kingfisher PLC	837,164	2,251,242
Lancashire Holdings Ltd	97,699	963,326
Land Securities Group PLC	270,057	3,339,179
Legal & General Group PLC	2,301,963	9,270,240
Lloyds Banking Group PLC	27,902,162	20,887,726
London Stock Exchange Group PLC	124,363	12,845,974
LondonMetric Property PLC	344,775	1,035,311
M&G PLC(a)	1,014,090	3,210,931
Man Group PLC	679,540	1,378,590
Marks & Spencer Group PLC	777,576	1,804,002
Marshalls PLC	94,588	984,395
Marston’s PLC	300,860	415,234
McCarthy & Stone PLC(b)	216,664	420,984
Mediclinic International PLC	156,072	759,776
Meggitt PLC	314,554	2,801,343
Melrose Industries PLC	2,002,405	6,155,480
Micro Focus International PLC	136,305	1,842,052
Mitchells & Butlers PLC(a)	111,867	589,852
Mitie Group PLC	175,394	307,271

Security	Shares	Value

United Kingdom (continued)
Mondi PLC	191,968	$3,912,188
Moneysupermarket.com Group PLC	239,574	1,027,950
Morgan Advanced Materials PLC	146,019	600,545
N Brown Group PLC	83,600	90,310
National Express Group PLC	220,885	1,301,533
National Grid PLC	1,336,722	17,722,875
Network International Holdings PLC(a)(b)	141,635	1,135,156
NewRiver REIT PLC	215,583	534,261
Next PLC	55,657	5,056,459
NMC Health PLC(c)	47,881	815,468
Northgate PLC	81,530	285,878
Ocado Group PLC(a)	189,350	3,053,871
OneSavings Bank PLC	175,396	986,329
Pagegroup PLC	141,364	850,856
Paragon Banking Group PLC	124,123	831,184
Pearson PLC	310,442	2,326,034
Pennon Group PLC	171,320	2,503,371
Persimmon PLC	129,881	5,227,016
Petrofac Ltd	108,304	498,540
Pets at Home Group PLC	244,233	907,893
Pharos Energy PLC	171,948	103,131
Phoenix Group Holdings PLC	247,543	2,473,439
Playtech PLC	139,398	634,137
Plus500 Ltd	42,887	503,828
Premier Foods PLC(a)	960,139	458,167
Premier Oil PLC(a)	314,757	416,365
Primary Health Properties PLC	558,499	1,158,800
Provident Financial PLC	119,470	733,095
Prudential PLC	1,020,598	18,189,168
Purplebricks Group PLC(a)	172,888	243,854
QinetiQ Group PLC	277,188	1,287,632
Quilter PLC(b)	820,205	1,839,653
Rathbone Brothers PLC	25,534	663,754
Reckitt Benckiser Group PLC	280,470	23,221,841
Redrow PLC	102,233	1,071,370
RELX PLC	767,877	20,375,903
Renishaw PLC	17,041	893,147
Rentokil Initial PLC	761,635	4,688,622
Restaurant Group PLC (The)	230,249	391,837
Rightmove PLC	375,879	3,259,293
Rio Tinto PLC	451,368	24,299,534
Rolls-Royce Holdings PLC	691,703	6,109,081
Rotork PLC	364,205	1,460,930
Royal Bank of Scotland Group PLC	1,894,291	5,451,071
Royal Dutch Shell PLC, Class A	1,728,023	45,430,051
Royal Dutch Shell PLC, Class B	1,478,972	38,991,629
Royal Mail PLC	375,818	981,890
RPS Group PLC	151,055	346,470
RSA Insurance Group PLC	393,471	2,854,780
RWS Holdings PLC	87,402	661,325
Safestore Holdings PLC	111,540	1,183,608
Saga PLC	488,168	269,113
Sage Group PLC (The)	430,359	4,188,939
Sanne Group PLC	69,202	548,245
Savills PLC	72,060	1,181,670
Schroders PLC	51,881	2,197,356
Segro PLC	427,828	5,135,447
Senior PLC	256,456	562,871
Serco Group PLC(a)	580,802	1,210,435
Severn Trent PLC	90,000	3,059,675

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Shaftesbury PLC	69,998	$829,520
Signature Aviation PLC	364,536	1,399,308
Smith & Nephew PLC	345,772	8,325,128
Smiths Group PLC	155,964	3,473,474
Softcat PLC	44,994	685,043
Sophos Group PLC(b)	171,131	1,257,411
Spectris PLC	52,786	1,841,154
Spirax-Sarco Engineering PLC	30,269	3,559,134
Spire Healthcare Group PLC(b)	221,952	383,276
Spirent Communications PLC	241,388	704,808
SSE PLC	407,611	8,105,366
SSP Group PLC	181,582	1,541,488
St. James’s Place PLC	211,643	3,191,621
St. Modwen Properties PLC	119,251	774,980
Stagecoach Group PLC	229,295	412,580
Standard Chartered PLC	1,113,047	9,258,152
Standard Life Aberdeen PLC	987,814	3,925,942
Synthomer PLC	155,944	694,400
TalkTalk Telecom Group PLC	317,164	495,432
Tate & Lyle PLC	191,726	2,003,669
Taylor Wimpey PLC	1,285,300	3,644,403
Ted Baker PLC	37,960	111,787
Telecom Plus PLC	33,082	659,364
Tesco PLC	3,868,417	12,590,292
TP ICAP PLC	249,755	1,306,703
Trainline PLC(a)(b)	150,966	939,296
Travis Perkins PLC	100,078	2,046,783
Tritax Big Box REIT PLC	790,274	1,455,310
Tullow Oil PLC	609,098	408,201
Ultra Electronics Holdings PLC	32,965	981,202
Unilever PLC	441,650	26,393,276
UNITE Group PLC (The)	110,819	1,858,159
United Utilities Group PLC	265,830	3,551,478
Vectura Group PLC	486,631	600,423
Vesuvius PLC	101,703	583,182
Victoria PLC(a)(c)	60,045	348,266
Victrex PLC	37,210	1,086,953
Virgin Money UK PLC(a)	543,796	1,177,397
Vistry Group PLC	101,181	1,840,600
Vodafone Group PLC	10,570,965	20,804,433
Weir Group PLC (The)	110,691	1,966,906
WH Smith PLC	55,499	1,749,959
Whitbread PLC	52,817	3,112,166
William Hill PLC	379,701	865,403
Wm Morrison Supermarkets PLC	917,200	2,199,873
Workspace Group PLC	61,365	983,639
WPP PLC	502,132	6,255,055

		1,100,793,237

Total Common Stocks — 98.7% (Cost: $4,049,455,092)		4,145,912,116

Security	Shares	Value

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	21,279	$1,188,502
Fuchs Petrolub SE, Preference Shares, NVS	33,972	1,505,911
Henkel AG & Co. KGaA, Preference Shares, NVS	71,584	7,293,546
Jungheinrich AG, Preference Shares, NVS	27,382	601,433
Porsche Automobil Holding SE, Preference Shares, NVS	65,071	4,408,909
Sartorius AG, Preference Shares, NVS	15,110	3,526,477
Volkswagen AG, Preference Shares, NVS	73,479	13,222,513

		31,747,291

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	2,269,229	1,194,511

Total Preferred Stocks — 0.8% (Cost: $34,851,770)		32,941,802

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.78%(e)(f)(g)	33,553,152	33,573,284
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.50%(e)(f)	498,000	498,000

		34,071,284

Total Short-Term Investments — 0.8% (Cost: $34,057,365)		34,071,284

Total Investments in Securities — 100.3% (Cost: $4,118,364,227)		4,212,925,202

Other Assets, Less Liabilities — (0.3)%		(12,549,881)

Net Assets — 100.0%		$4,200,375,321

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	39,687,757	(6,134,605)	33,553,152	$33,573,284	$421,340	(b)	$5,759		$(15)
BlackRock Cash Funds: Treasury, SL Agency Shares	259,000	239,000	498,000	498,000	9,944		—		—

				$34,071,284	$431,284		$5,759		$(15)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	290	03/20/20	$11,695	$(339,485)
FTSE 100 Index	72	03/20/20	6,850	(268,334)

				$(607,819)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$607,819

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,804,523

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(881,728)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,649,983

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Europe ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,142,662,858	$3,249,258	$—	$4,145,912,116
Preferred Stocks	32,941,802	—	—	32,941,802
Money Market Funds	34,071,284	—	—	34,071,284

	$4,209,675,944	$3,249,258	$—	$4,212,925,202

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(607,819)	$—	$—	$(607,819)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Abacus Property Group	54,240	$137,619
Adelaide Brighton Ltd.	56,345	137,301
Afterpay Ltd.(a)	19,946	514,752
AGL Energy Ltd.	70,297	938,853
ALS Ltd.	60,441	390,460
Altium Ltd.	14,614	389,670
Alumina Ltd.	323,881	472,672
AMP Ltd.	371,777	454,217
Ansell Ltd.	12,752	273,520
APA Group	127,505	967,108
Appen Ltd.	11,724	198,963
ARB Corp. Ltd.	9,719	121,019
Aristocrat Leisure Ltd.	64,156	1,554,762
ASX Ltd.	21,391	1,226,812
Atlas Arteria Ltd.	104,623	569,424
Aurizon Holdings Ltd.	203,582	737,318
AusNet Services	292,801	346,948
Australia & New Zealand Banking Group Ltd.	298,623	5,147,763
Bank of Queensland Ltd.	52,679	269,785
Bapcor Ltd.	39,830	168,518
Beach Energy Ltd.	231,970	414,630
Bega Cheese Ltd.(b)	52,328	153,436
Bendigo & Adelaide Bank Ltd.	52,945	368,972
BHP Group Ltd.	301,158	7,943,440
BHP Group PLC	217,859	4,766,644
BlueScope Steel Ltd.	62,208	593,443
Boral Ltd.	132,882	443,010
Brambles Ltd.	164,482	1,390,720
Breville Group Ltd.	10,507	131,323
BWP Trust	54,865	150,958
Caltex Australia Ltd.	27,413	630,929
carsales.com Ltd.	16,957	195,706
Challenger Ltd.	62,713	375,750
Charter Hall Group	39,276	338,132
Charter Hall Long Wale REIT	82,147	312,362
Charter Hall Retail REIT	37,979	119,752
Cleanaway Waste Management Ltd.	266,505	363,960
Coca-Cola Amatil Ltd.	53,002	425,077
Cochlear Ltd.	6,127	988,801
Coles Group Ltd.	124,023	1,374,100
Commonwealth Bank of Australia	180,867	10,323,398
Computershare Ltd.	51,520	620,476
Corporate Travel Management Ltd.	10,390	123,879
Credit Corp. Group Ltd.	7,108	168,639
Cromwell Property Group	246,470	202,124
Crown Resorts Ltd.	41,028	321,354
CSL Ltd.	47,281	9,877,086
CSR Ltd.	56,209	182,877
Dexus	121,039	1,030,696
Domino’s Pizza Enterprises Ltd.	6,896	253,401
Downer EDI Ltd.	74,299	368,569
Evolution Mining Ltd.	158,405	393,424
Flight Centre Travel Group Ltd.	5,991	157,660
Fortescue Metals Group Ltd.	155,766	1,187,721
GDI Property Group	347,065	358,969
Goodman Group	174,647	1,740,900
GPT Group (The)	183,134	735,594
GrainCorp Ltd., Class A(a)	25,421	142,952

Security	Shares	Value

Australia (continued)
Growthpoint Properties Australia Ltd.	42,554	$124,492
Harvey Norman Holdings Ltd.	61,214	173,344
Healius Ltd.	65,815	130,417
IDP Education Ltd.	16,002	190,362
IGO Ltd.	60,719	247,955
Iluka Resources Ltd.	39,977	260,132
Incitec Pivot Ltd.	219,562	482,113
Insurance Australia Group Ltd.	246,011	1,166,019
InvoCare Ltd.	14,565	130,755
IOOF Holdings Ltd.	41,192	218,126
IPH Ltd.	24,949	152,991
IRESS Ltd.	22,325	209,237
James Hardie Industries PLC	49,978	1,063,957
JB Hi-Fi Ltd.	13,983	371,254
Lendlease Group	65,097	789,655
Link Administration Holdings Ltd.	52,962	241,451
Lynas Corp. Ltd.(a)	65,691	96,309
Macquarie Group Ltd.	34,580	3,351,364
Magellan Financial Group Ltd.	14,284	643,264
Medibank Pvt Ltd.	312,020	647,533
Metcash Ltd.	109,153	191,450
Mineral Resources Ltd.	32,902	375,768
Mirvac Group	402,365	915,835
Monadelphous Group Ltd.	13,653	160,316
National Australia Bank Ltd.	298,434	5,166,481
New South Resources Ltd.(a)	101,652	146,309
Newcrest Mining Ltd.	81,098	1,603,214
NEXTDC Ltd.(a)(b)	71,696	364,296
NIB Holdings Ltd.	67,022	242,735
Nine Entertainment Co. Holdings Ltd.	184,316	231,357
Northern Star Resources Ltd.	70,967	598,611
Oil Search Ltd.	168,622	817,280
Orica Ltd.	46,481	710,394
Origin Energy Ltd.	205,913	1,130,357
Orora Ltd.	94,319	203,317
OZ Minerals Ltd.	57,143	388,664
Pendal Group Ltd.	33,972	201,726
Perpetual Ltd.	5,391	154,105
Premier Investments Ltd.	12,627	168,133
QBE Insurance Group Ltd.	144,757	1,332,479
Qube Holdings Ltd.	152,187	350,473
Ramsay Health Care Ltd.	17,830	945,354
REA Group Ltd.	6,025	460,215
Regis Resources Ltd.	44,766	134,859
Reliance Worldwide Corp. Ltd.	111,117	334,743
Rio Tinto Ltd.	39,253	2,595,469
Santos Ltd.	183,419	1,067,044
Saracen Mineral Holdings Ltd.(a)	87,830	232,251
Scentre Group	514,481	1,329,458
Seek Ltd.	37,474	569,223
Seven Group Holdings Ltd.	16,862	228,700
Shopping Centres Australasia Property Group	78,189	151,273
Silver Lake Resources Ltd.(a)	122,664	133,441
Sims Ltd.	24,483	175,866
Sonic Healthcare Ltd.	49,324	1,045,742
South32 Ltd.	570,417	1,008,125
Southern Cross Media Group Ltd.	203,199	119,708
Spark Infrastructure Group	176,928	260,578
St. Barbara Ltd.	65,569	119,834
Star Entertainment Grp Ltd. (The)	74,859	209,478

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Steadfast Group Ltd.	130,712	$336,895
Stockland	271,492	894,211
Suncorp Group Ltd.	129,236	1,112,609
Sydney Airport	123,969	696,295
Tabcorp Holdings Ltd.	225,940	709,388
Technology One Ltd.	29,475	168,117
Telstra Corp. Ltd.	439,332	1,129,385
TPG Telecom Ltd.	39,573	198,161
Transurban Group	292,440	3,073,650
Treasury Wine Estates Ltd.	81,696	712,629
Vicinity Centres	272,054	462,601
Viva Energy Group Ltd.(c)	172,118	198,186
Viva Energy REIT	78,103	144,832
Vocus Group Ltd.(a)	71,258	161,715
Washington H Soul Pattinson & Co. Ltd.	19,631	283,209
Webjet Ltd.	14,376	113,082
Wesfarmers Ltd.	114,987	3,480,176
Westpac Banking Corp.	361,319	6,076,149
Whitehaven Coal Ltd.	101,281	170,184
WiseTech Global Ltd.	17,147	287,321
Woodside Petroleum Ltd.	99,818	2,320,768
Woolworths Group Ltd.	130,008	3,641,495
Worley Ltd.	41,851	426,981

		128,751,778

Austria — 0.3%
ams AG(a)	9,064	370,943
ANDRITZ AG	6,554	258,277
BAWAG Group AG(c)	5,353	232,068
CA Immobilien Anlagen AG	3,667	161,535
Erste Group Bank AG	33,086	1,215,842
IMMOFINANZ AG	7,841	217,669
Lenzing AG	1,472	116,473
Oesterreichische Post AG	6,833	259,731
OMV AG	15,125	754,101
Raiffeisen Bank International AG	16,433	375,148
S IMMO AG	8,882	238,201
S&T AG	7,167	193,479
Schoeller-Bleckmann Oilfield Equipment AG	2,383	109,859
Telekom Austria AG	17,791	142,941
UNIQA Insurance Group AG	18,835	178,255
Verbund AG	7,076	374,202
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,845	320,290
Wienerberger AG	13,606	386,303

		5,905,317

Belgium — 1.0%
Ackermans & van Haaren NV	2,275	364,307
Aedifica SA	1,311	177,248
Ageas	18,599	1,025,830
Anheuser-Busch InBev SA/NV	78,605	5,960,072
Barco NV	1,007	250,532
Befimmo SA	2,546	156,592
Bekaert SA	4,883	124,136
bpost SA	10,636	106,034
Cie. d’Entreprises CFE	1,745	190,480
Colruyt SA	6,828	341,641
D’ieteren SA/NV	4,585	295,720
Elia System Operator SA/NV	4,111	396,356
Euronav NV	20,179	200,814

Security	Shares	Value

Belgium (continued)
Fagron	13,219	$306,170
Galapagos NV(a)	4,529	1,014,348
Gimv NV	3,851	237,283
Groupe Bruxelles Lambert SA	6,416	645,038
KBC Ancora	8,190	408,246
KBC Group NV	25,503	1,872,669
Kinepolis Group NV	2,593	159,770
Melexis NV	2,492	177,849
Montea CVA	2,742	271,051
Ontex Group NV	9,350	169,621
Proximus SADP	14,706	419,164
Retail Estates NV	1,618	148,466
Sofina SA	674	154,240
Solvay SA	7,540	781,604
Telenet Group Holding NV	3,701	172,179
UCB SA	13,560	1,248,459
Umicore SA(b)	22,137	1,019,805
Warehouses De Pauw CVA	6,981	199,520

		18,995,244

Canada — 9.3%
Agnico Eagle Mines Ltd.	25,709	1,590,107
Air Canada(a)	14,321	480,020
Alacer Gold Corp.(a)	33,857	159,231
Alamos Gold Inc., Class A	56,872	359,065
Algonquin Power & Utilities Corp.	30,987	474,686
Alimentation Couche-Tard Inc., Class B	92,889	3,106,484
Allied Properties REIT	10,687	446,211
AltaGas Ltd.	33,735	543,566
Altus Group Ltd.	9,038	296,244
Aphria Inc.(a)(b)	29,861	139,760
ARC Resources Ltd.	75,834	402,521
Aritzia Inc.(a)	9,773	184,959
Atco Ltd., Class I, NVS	6,191	241,639
ATS Automation Tooling Systems Inc.(a)	12,285	188,843
Aurora Cannabis Inc.(a)(b)	73,341	138,636
B2Gold Corp.	125,518	543,812
Badger Daylighting Ltd.(b)	4,339	113,285
Bank of Montreal	64,707	4,938,095
Bank of Nova Scotia (The)	124,495	6,803,900
Barrick Gold Corp.	186,753	3,460,978
Bausch Health Companies Inc.(a)	32,985	905,588
BCE Inc.	10,495	494,853
BlackBerry Ltd.(a)	56,537	344,553
Boardwalk REIT	4,333	154,704
Bombardier Inc., Class B(a)	279,656	260,086
Boralex Inc., Class A	13,237	276,240
Brookfield Asset Management Inc., Class A	93,780	5,742,168
BRP Inc.	4,410	225,277
CAE Inc.	30,037	891,424
Cameco Corp.	50,672	408,809
Canada Goose Holdings Inc.(a)(b)	5,911	177,167
Canadian Apartment Properties REIT	4,714	201,741
Canadian Imperial Bank of Commerce	46,510	3,795,213
Canadian National Railway Co.	74,297	6,947,420
Canadian Natural Resources Ltd.	126,826	3,569,214
Canadian Pacific Railway Ltd.	14,563	3,871,024
Canadian Tire Corp. Ltd., Class A, NVS	6,861	736,291
Canadian Utilities Ltd., Class A, NVS	7,888	241,552
Canadian Western Bank	14,645	362,319
Canfor Corp.(a)	7,311	65,727

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Canopy Growth Corp.(a)(b)	24,391	$549,584
Capital Power Corp.	8,131	222,618
CCL Industries Inc., Class B, NVS	18,908	797,895
Cenovus Energy Inc.	121,896	1,061,768
Centerra Gold Inc.(a)	22,095	177,087
CGI Inc.(a)	24,895	1,907,384
CI Financial Corp.	31,154	546,264
Cineplex Inc.	7,247	185,045
Cogeco Communications Inc.	1,808	142,037
Colliers International Group Inc.	4,184	339,453
Cominar REIT	12,903	142,147
Constellation Software Inc.	2,084	2,191,938
Cott Corp.	32,433	496,592
Crescent Point Energy Corp.	65,659	216,456
Crombie REIT	14,396	174,161
Cronos Group Inc.(a)(b)	17,344	124,977
Descartes Systems Group Inc. (The)(a)	10,422	467,534
Detour Gold Corp.(a)	16,741	299,997
DIRTT Environmental Solutions(a)	23,793	61,707
Dollarama Inc.	33,682	1,148,328
Dream Industrial REIT(b)	20,438	216,040
Dream Office REIT	9,072	223,276
Eldorado Gold Corp.(a)	15,489	112,664
Element Fleet Management Corp.	47,276	454,333
Emera Inc.	23,223	1,035,294
Empire Co. Ltd., Class A, NVS	18,779	435,912
Enbridge Inc.	208,913	8,499,950
Endeavour Mining Corp.(a)	11,505	235,746
Enerplus Corp.	50,797	259,257
Enghouse Systems Ltd.	5,006	198,416
ERO Copper Corp.(a)	7,412	101,887
Fairfax Financial Holdings Ltd.	2,783	1,246,085
Finning International Inc.	20,979	363,093
First Capital Real Estate Investment Trust	9,545	156,395
First Majestic Silver Corp.(a)	18,224	183,818
First Quantum Minerals Ltd.	73,637	576,825
FirstService Corp.	4,056	399,328
Fortis Inc.	41,238	1,799,748
Franco-Nevada Corp.	20,747	2,359,813
Genworth MI Canada Inc.	6,237	275,408
George Weston Ltd.	7,660	617,700
Gibson Energy Inc.	20,966	421,048
Gildan Activewear Inc.	22,152	614,203
Granite REIT	9,057	489,710
Great Canadian Gaming Corp.(a)	6,444	194,165
Great-West Lifeco Inc.	25,938	672,499
H&R Real Estate Investment Trust	9,822	158,854
HEXO Corp.(a)(b)	68,272	85,692
Home Capital Group Inc.(a)	7,585	180,943
Hudbay Minerals Inc.	34,355	105,464
Hudson’s Bay Co.	11,370	93,966
Husky Energy Inc.	52,292	340,429
Hydro One Ltd.(c)	29,235	594,625
iA Financial Corp. Inc.	11,590	638,236
IAMGOLD Corp.(a)	48,551	145,005
IGM Financial Inc.	4,024	116,441
Imperial Oil Ltd.	30,366	720,491
Innergex Renewable Energy Inc.	18,959	269,501
Intact Financial Corp.	14,143	1,533,161
Inter Pipeline Ltd.	45,807	763,710

Security	Shares	Value

Canada (continued)
InterRent REIT	14,542	$184,943
Ivanhoe Mines Ltd., Class A(a)	59,632	154,203
Keyera Corp.	25,391	662,925
Killam Apartment REIT	12,475	190,160
Kinaxis Inc.(a)	3,247	269,767
Kinross Gold Corp.(a)	139,042	705,434
Kirkland Lake Gold Ltd.	22,684	930,824
Knight Therapeutics Inc.(a)	32,998	195,860
Labrador Iron Ore Royalty Corp.	6,479	103,317
Laurentian Bank of Canada	8,103	263,146
Linamar Corp.	11,325	373,347
Loblaw Companies Ltd.	18,781	983,249
Lundin Mining Corp.	82,566	433,260
MAG Silver Corp.(a)	10,325	112,575
Magna International Inc.	31,379	1,591,786
Manulife Financial Corp.	209,487	4,083,456
Maple Leaf Foods Inc.	11,496	225,304
MEG Energy Corp.(a)	24,208	123,735
Methanex Corp.	10,395	337,265
Metro Inc.	27,626	1,126,931
Morneau Shepell Inc.	18,328	480,044
MTY Food Group Inc.	2,689	117,498
National Bank of Canada	33,692	1,870,631
NFI Group Inc.	9,535	220,757
Norbord Inc.	6,206	182,396
North West Co. Inc. (The)	6,631	138,180
Northland Power Inc.	18,538	417,562
Northview Apartment Real Estate Investment Trust	8,267	191,962
NorthWest Healthcare Properties REIT	26,224	241,708
Novagold Resources Inc.(a)	26,319	240,195
Nutrien Ltd.	60,373	2,578,708
OceanaGold Corp.	53,961	113,018
Onex Corp.	8,923	572,805
Open Text Corp.	28,036	1,262,579
Osisko Gold Royalties Ltd.	12,144	121,206
Pan American Silver Corp.	24,306	559,063
Parex Resources Inc.(a)	23,292	368,960
Parkland Fuel Corp.	17,750	618,039
Pason Systems Inc.	13,144	131,187
Pembina Pipeline Corp.	56,657	2,171,091
Power Corp. of Canada	33,762	842,933
Power Financial Corp.	27,036	702,194
PrairieSky Royalty Ltd.	30,838	338,331
Premium Brands Holdings Corp.	3,929	289,502
Pretium Resources Inc.(a)	16,804	183,090
Quebecor Inc., Class B	15,682	389,397
Restaurant Brands International Inc.	26,840	1,638,548
Richelieu Hardware Ltd.	6,653	146,939
RioCan REIT	6,225	127,837
Ritchie Bros Auctioneers Inc.	11,908	503,043
Rogers Communications Inc., Class B, NVS	36,468	1,827,054
Royal Bank of Canada	145,020	11,467,386
Russel Metals Inc.	17,977	291,971
Sandstorm Gold Ltd.(a)	21,724	149,147
Saputo Inc.	25,038	769,759
SEMAFO Inc.(a)	34,126	71,991
Seven Generations Energy Ltd., Class A(a)	31,970	160,509
Shaw Communications Inc., Class B, NVS	48,939	956,911
ShawCor Ltd.	20,164	160,391
Shopify Inc., Class A(a)	10,621	4,949,560

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Sienna Senior Living Inc.	24,631	$350,501
SmartCentres Real Estate Investment Trust	13,808	327,934
SNC-Lavalin Group Inc.	15,764	362,826
Spin Master Corp.(a)(c)	3,317	79,404
SSR Mining Inc.(a)	12,256	224,631
Stantec Inc.	13,055	388,427
Stars Group Inc. (The)(a)	24,529	585,706
Stella-Jones Inc.	5,977	169,293
Summit Industrial Income REIT	21,886	213,639
Sun Life Financial Inc.	62,488	2,939,778
Suncor Energy Inc.	162,673	4,975,330
Superior Plus Corp.	21,932	191,535
TC Energy Corp.	95,720	5,252,278
Teck Resources Ltd., Class B	56,242	727,185
TELUS Corp.	16,513	662,368
TFI International Inc.	8,606	275,772
Thomson Reuters Corp.	20,322	1,634,764
TMX Group Ltd.	5,342	494,596
Torex Gold Resources Inc.(a)	8,722	120,092
Toromont Industries Ltd.	9,230	475,615
Toronto-Dominion Bank (The)	184,659	10,212,059
TransAlta Corp.	28,293	211,361
TransAlta Renewables Inc.	16,385	205,037
Transcontinental Inc., Class A	10,712	126,028
Tricon Capital Group Inc.	20,741	170,940
Wajax Corp.	12,344	139,162
West Fraser Timber Co. Ltd.	6,385	255,970
Wheaton Precious Metals Corp.	48,737	1,435,706
Winpak Ltd.	3,355	122,678
WSP Global Inc.	12,282	873,405
Yamana Gold Inc.	116,247	473,760

		179,718,864

Denmark — 1.7%
ALK-Abello A/S(a)	712	190,054
Ambu A/S, Series B(b)	14,813	271,290
AP Moller - Maersk A/S, Class B, NVS	677	812,398
Carlsberg A/S, Class B	12,046	1,762,058
Chr Hansen Holding A/S	11,106	828,089
Coloplast A/S, Class B	12,339	1,557,162
Danske Bank A/S	65,927	1,103,778
Demant A/S(a)	12,018	390,302
Dfds A/S	4,641	195,321
DSV Panalpina A/S	23,699	2,578,182
FLSmidth & Co. A/S	8,239	282,846
Genmab A/S(a)	7,034	1,624,631
GN Store Nord A/S	14,189	704,679
H Lundbeck A/S	9,221	392,176
ISS A/S	20,020	486,001
Jyske Bank A/S, Registered(a)	6,814	259,490
Maersk Drilling A/S(a)	4,346	242,327
Netcompany Group A/S(a)(c)	3,449	156,407
Novo Nordisk A/S, Class B	184,185	11,266,850
Novozymes A/S, Class B	21,564	1,125,312
Orsted A/S(c)	19,334	2,110,201
Pandora A/S	11,003	570,110
Ringkjoebing Landbobank A/S	3,582	266,126
Rockwool International A/S, Class B	998	232,948
Royal Unibrew A/S	5,066	482,458
Schouw & Co. A/S	2,197	180,006
SimCorp A/S	5,264	584,295

Security	Shares	Value

Denmark (continued)
Topdanmark A/S	5,547	$261,912
Tryg A/S	4,436	134,461
Vestas Wind Systems A/S	19,816	1,977,089

		33,028,959

Finland — 1.1%
Cargotec OYJ, Class B	5,004	185,439
Citycon OYJ	11,845	125,294
Elisa OYJ	14,000	843,074
Fortum OYJ	43,042	1,042,704
Huhtamaki OYJ	11,004	490,102
Kemira OYJ	11,139	168,375
Kesko OYJ, Class B	6,839	462,621
Kone OYJ, Class B	34,131	2,203,625
Konecranes OYJ	7,388	223,516
Metsa Board OYJ	34,418	208,828
Metso OYJ	11,251	400,359
Neste OYJ	44,879	1,784,489
Nokia OYJ	595,778	2,323,719
Nokian Renkaat OYJ	14,721	396,589
Nordea Bank Abp	338,039	2,669,620
Orion OYJ, Class B	11,142	526,871
Outokumpu OYJ	52,196	179,894
Sampo OYJ, Class A	42,353	1,918,258
Stora Enso OYJ, Class R	75,749	987,194
TietoEVRY OYJ	6,798	222,089
UPM-Kymmene OYJ	56,551	1,787,970
Uponor OYJ	15,709	213,083
Valmet OYJ	10,672	231,685
Wartsila OYJ Abp	45,663	560,437
YIT OYJ	22,118	157,729

		20,313,564

France — 9.1%
ABC arbitrage	3,643	26,807
Accor SA	20,016	821,390
Aeroports de Paris	3,142	595,416
Air France-KLM(a)	16,212	150,772
Air Liquide SA	47,519	6,885,369
Airbus SE	61,087	9,019,899
ALD SA(c)	17,672	258,510
Alstom SA	18,543	985,136
Alten SA	2,741	338,994
Amundi SA(c)	6,358	516,115
APERAM SA	7,298	209,874
Arkema SA	7,852	722,406
Atos SE	11,101	924,382
AXA SA	200,302	5,345,151
BioMerieux	5,550	550,163
BNP Paribas SA	117,051	6,232,203
Bollore SA	105,817	430,837
Bouygues SA	24,175	957,233
Bureau Veritas SA	32,124	886,792
Capgemini SE	17,293	2,153,087
Carrefour SA	64,996	1,102,397
Casino Guichard Perrachon SA	7,126	289,505
CGG SA(a)	73,931	208,595
Cie. de Saint-Gobain	54,209	2,056,648
Cie. Generale des Etablissements Michelin SCA	17,682	2,057,496
Cie. Plastic Omnium SA	7,551	189,954
CNP Assurances	18,843	339,747

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Coface SA(a)	12,509	$154,289
Constellium SE(a)	16,693	189,632
Covivio	4,927	585,323
Credit Agricole SA	120,904	1,638,647
Danone SA	63,281	5,077,269
Dassault Aviation SA	300	365,041
Dassault Systemes SE	13,603	2,362,229
Edenred	27,531	1,488,576
Eiffage SA	8,984	1,042,898
Electricite de France SA	68,161	842,605
Elior Group SA(c)	12,350	173,405
Elis SA	22,710	443,195
Engie SA	187,868	3,239,520
EssilorLuxottica SA	29,991	4,461,937
Eurazeo SE	3,585	257,046
Eurofins Scientific SE(b)	1,322	712,010
Eutelsat Communications SA	21,285	319,500
Faurecia SE	8,675	415,021
Fnac Darty SA(a)	3,807	185,886
Gaztransport Et Technigaz SA	2,367	240,015
Gecina SA	4,540	857,321
Getlink SE	47,743	843,895
Hermes International	3,293	2,469,119
ICADE	1,859	207,663
Iliad SA(b)	2,727	358,719
Imerys SA	5,194	224,944
Ingenico Group SA	6,687	779,588
Ipsen SA	4,311	320,089
IPSOS	5,626	182,678
JCDecaux SA	13,748	368,395
Kering SA	7,967	4,900,112
Klepierre SA	22,129	753,603
Korian SA	5,568	254,223
Lagardere SCA	14,092	267,827
Legrand SA	27,607	2,215,012
L’Oreal SA	25,868	7,221,198
LVMH Moet Hennessy Louis Vuitton SE	28,981	12,695,752
Maisons du Monde SA(c)	11,738	156,097
Nexans SA	4,645	226,648
Nexity SA	4,296	207,572
Orange SA	210,287	2,984,079
Orpea	5,255	684,854
Pernod Ricard SA	21,940	3,805,127
Peugeot SA	62,670	1,292,481
Publicis Groupe SA	22,230	986,151
Remy Cointreau SA	2,608	275,146
Renault SA	21,288	831,478
Rexel SA	24,325	291,540
Rubis SCA	10,237	633,598
Safran SA	34,340	5,554,214
Sanofi	116,156	11,192,561
Sartorius Stedim Biotech	2,866	514,846
Schneider Electric SE	58,064	5,824,649
SCOR SE	18,152	773,060
SEB SA	2,611	335,937
SES SA	42,019	517,110
Societe BIC SA	2,770	187,099
Societe Generale SA	84,958	2,751,548
Sodexo SA	9,528	998,875
SOITEC(a)	3,234	306,246

Security	Shares	Value

France (continued)
Sopra Steria Group	1,732	$277,546
SPIE SA	17,862	347,199
STMicroelectronics NV	70,662	1,980,400
Suez	39,852	654,952
Teleperformance	6,061	1,523,371
Thales SA	11,152	1,226,225
TOTAL SA	244,688	11,970,504
Ubisoft Entertainment SA(a)	9,502	722,787
Unibail-Rodamco-Westfield	12,347	1,677,529
Unibail-Rodamco-Westfield, New	1,874	254,612
Valeo SA	25,750	768,193
Vallourec SA(a)	38,970	98,897
Veolia Environnement SA	56,223	1,662,333
Vinci SA	51,989	5,772,945
Vivendi SA	89,890	2,466,495
Wendel SA	2,850	380,900
Worldline SA(a)(c)	11,532	814,710

		177,299,574

Germany — 7.1%
Aareal Bank AG	4,608	151,257
adidas AG	18,807	5,956,621
ADO Properties SA(c)	5,717	176,382
AIXTRON SE(a)	12,684	134,548
Allianz SE, Registered	43,137	10,318,587
Amadeus Fire AG	1,786	302,825
Aroundtown SA	89,899	850,408
AURELIUS Equity Opportunities SE & Co. KGaA	3,915	143,261
Aurubis AG	7,868	429,950
BASF SE	93,130	6,302,832
Bayer AG, Registered	97,825	7,919,328
Bayerische Motoren Werke AG	38,501	2,745,183
Bechtle AG	2,409	348,924
Beiersdorf AG	9,882	1,121,406
Brenntag AG	16,989	882,620
CANCOM SE	4,746	283,751
Carl Zeiss Meditec AG, Bearer	4,410	540,031
CECONOMY AG(a)	23,433	121,662
Commerzbank AG	116,773	672,921
CompuGroup Medical SE	2,453	161,746
Continental AG	12,723	1,451,416
Covestro AG(c)	19,895	841,118
CTS Eventim AG & Co. KGaA	6,474	403,565
Daimler AG, Registered	95,347	4,417,265
Delivery Hero SE(a)(c)	13,381	1,032,383
Deutsche Bank AG, Registered	214,856	1,972,449
Deutsche Boerse AG	19,378	3,157,855
Deutsche EuroShop AG	9,021	246,328
Deutsche Lufthansa AG, Registered	24,816	380,340
Deutsche Pfandbriefbank AG(c)	27,466	443,783
Deutsche Post AG, Registered	102,963	3,602,822
Deutsche Telekom AG, Registered	344,605	5,577,905
Deutsche Wohnen SE	38,784	1,641,853
Duerr AG	6,149	184,804
E.ON SE	230,523	2,615,968
Encavis AG	22,280	267,647
Evonik Industries AG	22,311	612,440
Evotec SE(a)(b)	15,570	419,461
Fraport AG Frankfurt Airport Services Worldwide	3,982	297,161
Freenet AG	18,104	402,060
Fresenius Medical Care AG & Co. KGaA	23,968	1,851,326

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Fresenius SE & Co. KGaA	45,792	$2,340,692
GEA Group AG	15,224	457,042
Gerresheimer AG	4,126	326,700
Grand City Properties SA	7,079	181,375
GRENKE AG	3,321	331,046
Hamborner REIT AG	39,085	437,905
Hannover Rueck SE	5,119	995,590
HeidelbergCement AG	16,081	1,092,069
HelloFresh SE(a)	14,521	345,982
Henkel AG & Co. KGaA	11,619	1,075,161
HOCHTIEF AG	1,985	230,097
HUGO BOSS AG	6,859	325,329
Hypoport AG(a)	475	168,183
Infineon Technologies AG	134,328	2,914,129
Jenoptik AG	8,589	237,197
K+S AG, Registered	29,453	287,230
KION Group AG	7,435	467,178
Knorr-Bremse AG	3,848	420,081
Krones AG(b)	2,172	165,001
LANXESS AG	9,907	596,376
LEG Immobilien AG	5,983	738,291
Merck KGaA	14,214	1,825,652
METRO AG	19,773	275,987
MorphoSys AG(a)	3,844	482,223
MTU Aero Engines AG	5,711	1,736,659
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	14,183	4,185,598
Nemetschek SE	7,114	485,244
Norma Group SE	4,702	171,747
OSRAM Licht AG	10,727	537,917
PATRIZIA AG	6,412	153,201
Pfeiffer Vacuum Technology AG	897	149,208
ProSiebenSat.1 Media SE	26,308	349,417
Puma SE	9,159	734,860
QIAGEN NV(a)	25,345	847,114
Rational AG	217	163,406
Rheinmetall AG	5,029	539,034
RIB Software SE(b)	5,975	126,272
Rocket Internet SE(a)(c)	15,396	360,346
RWE AG	60,882	2,114,492
SAP SE	101,623	13,268,727
Scout24 AG(c)	11,974	824,705
Siemens AG, Registered	79,615	9,849,926
Siemens Healthineers AG(c)	16,655	784,056
Sixt SE	1,272	128,488
Software AG	8,276	276,520
Stroeer SE & Co. KGaA	4,239	337,762
Suedzucker AG	7,226	122,360
Symrise AG	14,034	1,445,448
TAG Immobilien AG	5,387	142,083
Telefonica Deutschland Holding AG	112,115	339,564
thyssenkrupp AG	46,295	572,811
TLG Immobilien AG	10,326	353,025
TUI AG	45,890	470,871
Uniper SE	23,155	759,804
United Internet AG, Registered(d)	13,429	436,043
Varta AG(a)(b)	1,621	138,143
Volkswagen AG	3,558	652,957
Vonovia SE	54,137	3,092,123
Wirecard AG	12,313	1,817,550

Security	Shares	Value

Germany (continued)
Zalando SE(a)(c)	14,377	$691,953

		137,260,142

Hong Kong — 2.9%
AIA Group Ltd.	1,258,600	12,602,371
ASM Pacific Technology Ltd.	35,800	489,173
Bank of East Asia Ltd. (The)(b)	162,400	352,202
BeiGene Ltd., ADR(a)(b)	3,809	580,339
BOC Hong Kong Holdings Ltd.	377,500	1,261,591
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	125,800	382,346
Cafe de Coral Holdings Ltd.	40,000	90,046
Champion REIT	169,000	101,858
CK Asset Holdings Ltd.	268,500	1,735,850
CK Hutchison Holdings Ltd.	270,000	2,409,690
CK Infrastructure Holdings Ltd.	61,500	431,654
CLP Holdings Ltd.	158,000	1,651,238
Dah Sing Financial Holdings Ltd.	90,800	328,591
Dairy Farm International Holdings Ltd.	40,400	208,060
Galaxy Entertainment Group Ltd.	233,000	1,545,352
Haitong International Securities Group Ltd.(b)	943,000	274,463
Hang Lung Group Ltd.	234,000	582,823
Hang Lung Properties Ltd.	232,000	488,805
Hang Seng Bank Ltd.	80,700	1,644,160
Health and Happiness H&H International Holdings Ltd.(b)	27,000	114,573
Henderson Land Development Co. Ltd.	124,572	564,712
HK Electric Investments & HK Electric Investments Ltd.	200,000	199,874
HKBN Ltd.	167,000	290,345
HKT Trust & HKT Ltd.	479,000	718,047
Hong Kong & China Gas Co. Ltd.	1,063,193	2,048,367
Hong Kong Exchanges & Clearing Ltd.	123,000	4,099,525
Hongkong Land Holdings Ltd.	129,500	690,235
Hysan Development Co. Ltd.	63,000	237,724
Jardine Matheson Holdings Ltd.	22,700	1,269,157
Jardine Strategic Holdings Ltd.	25,000	770,750
Kerry Properties Ltd.	68,500	192,755
Li & Fung Ltd.	1,752,000	155,685
Link REIT	236,100	2,402,079
Luk Fook Holdings International Ltd.	50,000	136,512
Man Wah Holdings Ltd.	134,800	94,439
Melco International Development Ltd.	91,000	198,527
Melco Resorts & Entertainment Ltd., ADR	26,362	531,722
Minth Group Ltd.	84,000	260,712
MTR Corp. Ltd.	141,000	797,164
New World Development Co. Ltd.	618,000	780,767
NWS Holdings Ltd.	281,000	364,056
Pacific Basin Shipping Ltd.	663,000	120,392
PCCW Ltd.	781,000	461,666
Power Assets Holdings Ltd.	131,500	953,451
Sands China Ltd.	249,600	1,221,497
Sino Land Co. Ltd.	284,000	389,888
SITC International Holdings Co. Ltd.	250,000	296,205
SJM Holdings Ltd.	325,000	367,068
Sun Hung Kai Properties Ltd.	165,500	2,329,605
Swire Pacific Ltd., Class A	47,000	416,741
Swire Properties Ltd.	118,600	371,155
Techtronic Industries Co. Ltd.	151,000	1,224,156
Vitasoy International Holdings Ltd.(b)	66,000	240,119
VTech Holdings Ltd.	29,800	271,139
WH Group Ltd.(c)	1,078,500	1,036,151
Wharf Real Estate Investment Co. Ltd.	109,000	568,520

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Wheelock & Co. Ltd.	68,000	$417,288
Wynn Macau Ltd.	181,600	382,616
Xinyi Glass Holdings Ltd.(b)	254,000	320,571
Yue Yuen Industrial Holdings Ltd.	92,500	257,907

		55,724,474

Ireland — 0.5%
AIB Group PLC	83,741	246,296
Bank of Ireland Group PLC	97,406	476,471
CRH PLC(a)	87,121	3,274,891
Flutter Entertainment PLC	8,072	916,903
Grafton Group PLC	27,571	334,366
Kerry Group PLC, Class A	16,593	2,120,178
Kingspan Group PLC	15,923	981,993
Smurfit Kappa Group PLC	28,567	990,261
UDG Healthcare PLC	32,243	318,983

		9,660,342

Israel — 0.7%
Airport City Ltd.(a)	9,891	174,619
Alony Hetz Properties & Investments Ltd.	23,731	393,699
Amot Investments Ltd.	25,913	189,062
Azrieli Group Ltd.	4,848	358,491
Bank Hapoalim BM	116,504	1,005,087
Bank Leumi Le-Israel BM	158,439	1,145,409
Bayside Land Corp.	267	214,393
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	294,712	228,868
Check Point Software Technologies Ltd.(a)	12,274	1,403,041
CyberArk Software Ltd.(a)(b)	4,498	621,759
Elbit Systems Ltd.	2,902	446,015
First International Bank of Israel Ltd.	11,761	330,275
Gazit-Globe Ltd.	16,089	187,089
Harel Insurance Investments & Financial Services Ltd.	21,484	147,091
Industrial Buildings Corp. Ltd.(a)	92,592	262,918
Israel Chemicals Ltd.	70,083	296,920
Israel Discount Bank Ltd., Class A	114,990	524,523
Kornit Digital Ltd.(a)(b)	9,639	402,717
Mehadrin Ltd.(a)	0	2
Melisron Ltd.	2,051	135,070
Mizrahi Tefahot Bank Ltd.	15,798	432,052
Nice Ltd.(a)	7,292	1,264,515
Nova Measuring Instruments Ltd.(a)	5,441	211,111
Paz Oil Co. Ltd.	1,270	154,604
Phoenix Holdings Ltd. (The)	41,312	227,258
Radware Ltd.(a)	5,928	151,045
REIT 1 Ltd.	29,535	181,401
Shufersal Ltd.	25,808	161,728
Strauss Group Ltd.	5,960	175,597
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	118,576	1,233,190
Tower Semiconductor Ltd.(a)	10,419	238,506
Wix.com Ltd.(a)	5,504	785,366

		13,683,421

Italy — 2.1%
A2A SpA	96,841	193,443
ACEA SpA	6,241	145,588
Amplifon SpA	13,142	374,003
Anima Holding SpA(c)	46,508	220,798
Ascopiave SpA	48,700	238,545
Assicurazioni Generali SpA	106,315	2,073,013
ASTM SpA	7,445	217,320
Atlantia SpA	52,684	1,294,383

Security	Shares	Value

Italy (continued)
Autogrill SpA	21,398	$207,965
Azimut Holding SpA	11,175	274,804
Banca Farmafactoring SpA(c)	67,934	417,829
Banca Generali SpA	7,173	228,299
Banca Popolare di Sondrio SCPA	196,696	423,750
Banco BPM SpA(a)	183,455	376,114
BPER Banca	69,286	318,648
Brunello Cucinelli SpA	3,426	124,607
Buzzi Unicem SpA	12,572	293,971
Cerved Group SpA	20,000	196,262
CNH Industrial NV	110,888	1,059,770
Davide Campari-Milano SpA	59,990	580,379
De’ Longhi SpA	6,743	127,184
DiaSorin SpA	1,508	185,499
Enav SpA(c)	23,141	149,381
Enel SpA	834,610	7,265,207
Eni SpA	266,121	3,733,039
ERG SpA	5,256	124,299
Ferrari NV	12,487	2,110,310
FinecoBank Banca Fineco SpA	53,582	627,939
Freni Brembo SpA	35,992	411,627
Hera SpA	84,318	383,296
IMA Industria Macchine Automatiche SpA	3,334	217,805
Infrastrutture Wireless Italiane SpA(c)	25,465	264,565
Interpump Group SpA	7,376	208,112
Intesa Sanpaolo SpA	1,551,254	3,860,239
Iren SpA	56,779	189,145
Italgas SpA	25,135	167,016
Leonardo SpA	28,245	349,946
Mediaset SpA(a)(b)	46,617	123,315
Mediobanca Banca di Credito Finanziario SpA	67,630	675,428
Moncler SpA	19,558	845,293
Pirelli & C SpA(c)	44,243	214,360
Poste Italiane SpA(c)	54,154	621,139
Prysmian SpA	27,186	604,961
Recordati SpA	11,076	474,161
Reply SpA	4,066	319,246
Saipem SpA(a)	78,514	326,111
Salvatore Ferragamo SpA	6,340	117,229
Snam SpA	192,636	1,032,599
Societa Cattolica di Assicurazioni SC	33,609	265,933
Tamburi Investment Partners SpA	27,374	206,284
Technogym SpA(c)	23,069	287,096
Telecom Italia SpA/Milano(a)	1,017,247	548,776
Tenaris SA	59,767	617,829
Terna Rete Elettrica Nazionale SpA	149,257	1,041,400
UniCredit SpA	210,639	2,820,304
Unione di Banche Italiane SpA	95,548	286,528
Unipol Gruppo SpA	77,029	392,928

		41,455,020

Japan — 23.0%
ABC-Mart Inc.	4,600	298,787
Acom Co. Ltd.	59,200	281,840
Activia Properties Inc.	57	303,446
ADEKA Corp.	16,800	249,090
Advance Residence Investment Corp.	115	362,343
Advantest Corp.	22,800	1,234,820
Aeon Co. Ltd.	72,000	1,496,997
AEON Financial Service Co. Ltd.	15,900	253,936
Aeon Mall Co. Ltd.	18,000	303,252

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
AEON REIT Investment Corp.	233	$317,732
AGC Inc.	16,200	561,249
Aica Kogyo Co. Ltd.	7,800	249,721
Ain Holdings Inc.	4,400	271,181
Air Water Inc.	15,900	223,130
Aisin Seiki Co. Ltd.	15,100	514,781
Ajinomoto Co. Inc.	41,200	686,128
Alfresa Holdings Corp.	17,700	363,684
Alps Alpine Co. Ltd.	23,800	439,614
Amada Holdings Co. Ltd.	34,600	371,267
Amano Corp.	8,700	256,461
ANA Holdings Inc.	11,300	356,979
AnGes Inc.(a)(b)	30,700	167,400
Anritsu Corp.	11,800	233,964
Aoyama Trading Co. Ltd.	13,500	175,998
Aozora Bank Ltd.	12,000	327,942
Arcs Co. Ltd.	12,000	215,454
Ariake Japan Co. Ltd.	3,400	235,586
As One Corp.	2,500	228,353
Asahi Group Holdings Ltd.	35,900	1,684,619
Asahi Holdings Inc.	5,600	141,931
Asahi Intecc Co. Ltd.	16,900	474,794
Asahi Kasei Corp.	132,300	1,389,098
Asics Corp.	14,900	221,881
Astellas Pharma Inc.	196,800	3,541,619
Autobacs Seven Co. Ltd.	14,000	206,025
Azbil Corp.	10,400	286,231
Bandai Namco Holdings Inc.	19,500	1,147,493
Bank of Kyoto Ltd. (The)	8,700	357,199
BayCurrent Consulting Inc.	2,800	198,921
Benefit One Inc.	12,800	227,928
Benesse Holdings Inc.	11,500	319,901
Bic Camera Inc.	22,400	246,765
Bridgestone Corp.	57,500	2,069,544
Brother Industries Ltd.	27,400	546,812
Calbee Inc.	7,500	248,420
Canon Inc.	103,600	2,759,066
Canon Marketing Japan Inc.	10,600	257,506
Capcom Co. Ltd.	13,400	384,500
Casio Computer Co. Ltd.	17,500	330,835
Central Japan Railway Co.	14,200	2,827,947
Chiba Bank Ltd. (The)	75,700	421,157
Chubu Electric Power Co. Inc.	70,600	969,256
Chugai Pharmaceutical Co. Ltd.	23,700	2,463,261
Chugoku Bank Ltd. (The)	32,900	319,028
Chugoku Electric Power Co. Inc. (The)	31,800	421,614
Citizen Watch Co. Ltd.	39,900	197,319
Coca-Cola Bottlers Japan Holdings Inc.	14,500	387,032
cocokara fine Inc.	3,800	236,656
COLOPL Inc.	14,500	151,843
Colowide Co. Ltd.	12,700	261,534
Comforia Residential REIT Inc.	88	289,856
COMSYS Holdings Corp.	11,400	335,526
Concordia Financial Group Ltd.	126,400	488,643
Cosmo Energy Holdings Co. Ltd.	11,800	233,093
Cosmos Pharmaceutical Corp.	1,600	354,588
Create Restaurants Holdings Inc.	6,800	143,359
Credit Saison Co. Ltd.	20,200	330,998
CyberAgent Inc.(b)	9,100	370,683
CYBERDYNE Inc.(a)(b)	31,700	155,012

Security	Shares	Value

Japan (continued)
Dai Nippon Printing Co. Ltd.	27,600	$775,402
Daicel Corp.	35,600	344,553
Daido Steel Co. Ltd.	6,400	250,662
Daifuku Co. Ltd.	8,800	546,422
Daiichi Jitsugyo Co. Ltd.	4,300	138,857
Dai-ichi Life Holdings Inc.	113,300	1,731,096
Daiichi Sankyo Co. Ltd.	57,900	3,975,033
Daiichikosho Co. Ltd.	6,000	296,166
Daikin Industries Ltd.	25,400	3,664,059
Daio Paper Corp.	11,000	147,364
Daiseki Co. Ltd.	8,800	242,358
Daishi Hokuetsu Financial Group Inc.	6,800	171,780
Daito Trust Construction Co. Ltd.	6,300	750,118
Daiwa House Industry Co. Ltd.	56,800	1,813,764
Daiwa House REIT Investment Corp.	164	438,050
Daiwa Office Investment Corp.	35	280,943
Daiwa Securities Group Inc.	177,800	917,175
Daiwabo Holdings Co. Ltd.	3,300	187,249
DCM Holdings Co. Ltd.	18,300	176,440
DeNA Co. Ltd.	18,700	309,697
Denka Co. Ltd.	11,800	327,702
Denso Corp.	43,700	1,831,300
Dentsu Group Inc.	22,700	766,545
DIC Corp.	12,300	331,601
Digital Garage Inc.	5,400	202,528
Dip Corp.	6,100	197,827
Disco Corp.	2,400	572,182
DMG Mori Co. Ltd.	20,700	296,601
Dowa Holdings Co. Ltd.	8,600	315,403
Duskin Co. Ltd.	7,500	210,015
Earth Corp.	4,000	216,266
East Japan Railway Co.	30,500	2,729,621
Ebara Corp.	11,700	331,942
EDION Corp.	14,400	151,194
Eisai Co. Ltd.	26,000	1,998,007
Electric Power Development Co. Ltd.	15,500	354,519
en-japan Inc.	5,900	240,333
Ezaki Glico Co. Ltd.	6,300	272,321
FamilyMart Co. Ltd.	26,300	584,310
Fancl Corp.	12,000	320,192
FANUC Corp.	18,900	3,543,369
Fast Retailing Co. Ltd.	5,600	3,065,959
FP Corp.	3,900	240,006
Frontier Real Estate Investment Corp.	65	271,970
Fuji Corp./Aichi	12,200	197,096
Fuji Electric Co. Ltd.	11,200	339,973
Fuji Kyuko Co. Ltd.	5,900	209,577
Fuji Oil Holdings Inc.	8,500	223,352
Fuji Seal International Inc.	9,400	199,994
Fuji Soft Inc.	5,700	232,975
FUJIFILM Holdings Corp.	36,000	1,821,507
Fujikura Ltd.	49,500	187,706
Fujitec Co. Ltd.	12,100	201,397
Fujitsu General Ltd.	12,000	273,580
Fujitsu Ltd.	18,500	1,982,539
Fujiya Co. Ltd.	7,200	145,216
Fukuoka Financial Group Inc.	18,000	319,694
Fukuoka REIT Corp.	108	187,033
Fukuyama Transporting Co. Ltd.	5,300	180,196
Funai Soken Holdings Inc.	5,800	149,248

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Furukawa Electric Co. Ltd.	10,800	$259,276
Fuyo General Lease Co. Ltd.	3,900	248,282
Global One Real Estate Investment Corp.	139	185,829
Glory Ltd.	9,100	265,313
GLP J-REIT	312	418,265
GMO internet Inc.	12,400	242,772
GMO Payment Gateway Inc.(b)	3,600	236,158
GNI Group Ltd.(a)	9,500	161,803
Goldwin Inc.	3,500	217,004
GS Yuasa Corp.	10,900	219,840
GungHo Online Entertainment Inc.(a)	8,200	151,766
Gunma Bank Ltd. (The)	77,400	255,655
H2O Retailing Corp.	22,400	207,291
Hachijuni Bank Ltd. (The)	60,600	236,507
Hakuhodo DY Holdings Inc.	24,400	354,794
Hamamatsu Photonics KK	12,400	537,713
Hankyu Hanshin Holdings Inc.	23,600	973,308
Hankyu Hanshin REIT Inc.	107	172,171
Hanwa Co. Ltd.	5,800	143,575
Harmonic Drive Systems Inc.	6,300	290,049
Haseko Corp.	31,600	419,837
Hazama Ando Corp.	34,600	289,225
Heiwa Corp.	12,400	259,361
Heiwa Real Estate Co. Ltd.	5,000	149,237
Heiwa Real Estate REIT Inc.	187	251,726
Heiwado Co. Ltd.	9,000	159,515
Hikari Tsushin Inc.	1,900	473,488
Hino Motors Ltd.	35,700	341,239
Hirose Electric Co. Ltd.	2,705	343,163
Hiroshima Bank Ltd. (The)	62,600	288,208
Hisamitsu Pharmaceutical Co. Inc.	7,600	394,077
Hitachi Capital Corp.	9,200	254,648
Hitachi Chemical Co. Ltd.	9,100	385,796
Hitachi Construction Machinery Co. Ltd.	9,500	262,513
Hitachi High-Technologies Corp.	6,000	438,437
Hitachi Ltd.	102,300	3,992,517
Hitachi Metals Ltd.	18,800	295,222
Hitachi Transport System Ltd.	7,900	230,327
Hokkaido Electric Power Co. Inc.	45,800	217,622
Hokuhoku Financial Group Inc.	21,100	206,746
Hokuriku Electric Power Co.(a)	34,700	261,567
Honda Motor Co. Ltd.	167,300	4,369,851
Horiba Ltd.	5,400	344,771
Hoshino Resorts REIT Inc.	49	252,267
Hoshizaki Corp.	4,900	456,613
House Foods Group Inc.	8,600	276,523
Hoya Corp.	38,600	3,775,061
Hulic Co. Ltd.	23,300	286,776
Hulic Reit Inc.	180	333,644
Ibiden Co. Ltd.	10,900	257,855
Ichibanya Co. Ltd.	4,100	216,377
Ichigo Inc.	57,000	218,776
Ichigo Office REIT Investment	251	271,646
Idemitsu Kosan Co. Ltd.	18,500	471,952
IHI Corp.	17,300	419,631
Iida Group Holdings Co. Ltd.	13,500	231,674
Inaba Denki Sangyo Co. Ltd.	10,600	270,220
Industrial & Infrastructure Fund Investment Corp.	90	138,506
Infomart Corp.(b)	32,200	260,250
Inpex Corp.	111,600	1,061,067

Security	Shares	Value

Japan (continued)
Invesco Office J-Reit Inc.	1,564	$333,334
Invincible Investment Corp.	544	275,551
Iriso Electronics Co. Ltd.	5,500	213,383
Isetan Mitsukoshi Holdings Ltd.	50,000	397,195
Isuzu Motors Ltd.	57,700	581,871
Ito En Ltd.	5,400	266,550
ITOCHU Corp.	136,100	3,224,660
Itochu Techno-Solutions Corp.	6,500	194,607
Itoham Yonekyu Holdings Inc.	29,900	190,901
Iwatani Corp.	6,800	229,312
Iyo Bank Ltd. (The)	41,400	218,106
Izumi Co. Ltd.	6,400	204,899
J Front Retailing Co. Ltd.	27,800	341,136
Jafco Co. Ltd.	6,400	271,920
Japan Airlines Co. Ltd.	9,500	271,278
Japan Airport Terminal Co. Ltd.	8,000	377,174
Japan Aviation Electronics Industry Ltd.	7,400	134,775
Japan Display Inc.(a)	151,300	97,716
Japan Excellent Inc.	207	374,714
Japan Exchange Group Inc.	52,800	966,510
Japan Hotel REIT Investment Corp.	476	321,037
Japan Lifeline Co. Ltd.	14,100	171,721
Japan Logistics Fund Inc.	124	335,670
Japan Post Bank Co. Ltd.	37,500	351,525
Japan Post Holdings Co. Ltd.	159,000	1,461,565
Japan Post Insurance Co. Ltd.	23,200	396,638
Japan Prime Realty Investment Corp.	75	346,681
Japan Real Estate Investment Corp.	122	890,363
Japan Rental Housing Investments Inc.	306	304,066
Japan Retail Fund Investment Corp.	257	549,402
Japan Steel Works Ltd. (The)	12,100	223,166
Japan Tobacco Inc.	120,300	2,570,603
JCR Pharmaceuticals Co. Ltd.	2,900	253,919
Jeol Ltd.	8,700	288,167
JFE Holdings Inc.	57,600	698,842
JGC Holdings Corp.	25,600	377,203
JINS Holdings Inc.	2,100	149,578
JSR Corp.	16,700	306,004
JTEKT Corp.	31,500	344,107
Justsystems Corp.	5,100	282,797
JXTG Holdings Inc.	345,500	1,494,399
Kagome Co. Ltd.	12,300	307,202
Kajima Corp.	46,200	599,319
Kakaku.com Inc.	10,600	281,271
Kaken Pharmaceutical Co. Ltd.	5,500	295,336
Kamigumi Co. Ltd.	13,700	296,158
Kaneka Corp.	7,100	223,707
Kanematsu Corp.	14,400	188,927
Kansai Electric Power Co. Inc. (The)	71,300	807,828
Kansai Paint Co. Ltd.	15,500	378,401
Kao Corp.	48,900	3,962,170
Katitas Co. Ltd.	5,900	242,783
Kawasaki Heavy Industries Ltd.	12,700	257,433
Kawasaki Kisen Kaisha Ltd.(a)	13,900	190,318
KDDI Corp.	180,700	5,453,427
Keihan Holdings Co. Ltd.	9,500	435,185
Keihin Corp.	8,300	197,650
Keikyu Corp.	25,300	472,923
Keio Corp.	9,200	533,063
Keisei Electric Railway Co. Ltd.	12,300	450,533

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kenedix Inc.	38,300	$195,414
Kenedix Office Investment Corp.	42	337,132
Kenedix Residential Next Investment Corp.	153	303,784
Kenedix Retail REIT Corp.	73	180,841
Kewpie Corp.	16,900	356,290
Keyence Corp.	17,900	6,171,730
Kikkoman Corp.	12,700	629,229
Kinden Corp.	18,300	318,099
Kintetsu Group Holdings Co. Ltd.	14,900	793,219
Kirin Holdings Co. Ltd.	86,100	1,916,467
Kissei Pharmaceutical Co. Ltd.	9,400	271,025
KLab Inc.(a)(b)	20,700	150,879
Kobayashi Pharmaceutical Co. Ltd.	4,500	369,101
Kobe Bussan Co. Ltd.	8,000	310,006
Kobe Steel Ltd.	62,000	290,022
Koei Tecmo Holdings Co. Ltd.	10,900	290,740
Koito Manufacturing Co. Ltd.	10,600	470,905
Kokuyo Co. Ltd.	18,400	276,547
Komatsu Ltd.	96,300	2,191,928
KOMEDA Holdings Co. Ltd.	12,500	251,880
Konami Holdings Corp.	8,700	340,342
Konica Minolta Inc.	58,100	364,515
Kose Corp.	3,000	407,713
Kotobuki Spirits Co. Ltd.	3,500	234,119
K’s Holdings Corp.	26,700	328,377
Kubota Corp.	103,500	1,662,054
Kumagai Gumi Co. Ltd.	5,300	154,034
Kuraray Co. Ltd.	37,200	458,200
Kureha Corp.	4,200	240,255
Kurita Water Industries Ltd.	10,600	316,381
Kusuri no Aoki Holdings Co. Ltd.	3,700	225,991
Kyocera Corp.	32,100	2,154,315
KYORIN Holdings Inc.	11,100	202,880
Kyoritsu Maintenance Co. Ltd.	6,200	252,267
Kyowa Exeo Corp.	10,600	269,438
Kyowa Kirin Co. Ltd.	24,000	572,625
Kyudenko Corp.	8,100	238,400
Kyushu Electric Power Co. Inc.	48,100	399,410
Kyushu Financial Group Inc.	59,600	254,050
Kyushu Railway Co.	13,400	443,226
LaSalle Logiport REIT	193	311,621
Lasertec Corp.	7,600	386,363
Lawson Inc.	4,400	257,379
Leopalace21 Corp.(a)(b)	64,100	186,294
LINE Corp.(a)(b)	6,100	301,665
Lintec Corp.	13,300	294,874
Lion Corp.	23,400	451,657
LIXIL Group Corp.	27,700	469,227
M3 Inc.	47,000	1,396,319
Mabuchi Motor Co. Ltd.	8,400	314,269
Maeda Corp.	28,100	274,298
Maeda Road Construction Co. Ltd.	10,900	374,111
Makino Milling Machine Co. Ltd.	5,600	217,004
Makita Corp.	24,500	961,826
Mandom Corp.	7,200	166,075
Mani Inc.	11,400	291,666
Marubeni Corp.	174,100	1,277,338
Maruha Nichiro Corp.	9,700	235,284
Marui Group Co. Ltd.	17,300	405,904
Maruichi Steel Tube Ltd.	9,800	276,680

Security	Shares	Value

Japan (continued)
Matsui Securities Co. Ltd.	26,200	$216,833
Matsumotokiyoshi Holdings Co. Ltd.	7,500	304,816
Mazda Motor Corp.	53,100	457,585
McDonald’s Holdings Co. Japan Ltd.	5,800	277,197
MCUBS MidCity Investment Corp.	273	321,147
Mebuki Financial Group Inc.	186,600	421,802
Medipal Holdings Corp.	16,800	362,087
Megmilk Snow Brand Co. Ltd.	10,600	251,540
MEIJI Holdings Co. Ltd.	9,700	690,907
Meitec Corp.	4,700	273,193
Menicon Co. Ltd.	4,600	208,811
Mercari Inc.(a)(b)	11,900	211,133
Milbon Co. Ltd.	4,900	278,941
MINEBEA MITSUMI Inc.	36,700	740,197
Miraca Holdings Inc.	9,700	259,090
Mirai Corp.	311	175,607
Mirait Holdings Corp.	11,700	177,683
MISUMI Group Inc.	29,600	756,762
Mitsubishi Chemical Holdings Corp.	143,700	1,060,663
Mitsubishi Corp.	135,800	3,537,052
Mitsubishi Electric Corp.	196,100	2,795,355
Mitsubishi Estate Co. Ltd.	122,900	2,440,197
Mitsubishi Estate Logistics REIT Investment Corp.	43	157,702
Mitsubishi Gas Chemical Co. Inc.	24,400	380,459
Mitsubishi Heavy Industries Ltd.	30,100	1,117,520
Mitsubishi Logistics Corp.	9,700	249,872
Mitsubishi Materials Corp.	9,800	251,634
Mitsubishi Motors Corp.	111,500	424,870
Mitsubishi UFJ Financial Group Inc.	1,272,400	6,673,981
Mitsubishi UFJ Lease & Finance Co. Ltd.	54,700	350,250
Mitsui & Co. Ltd.	167,500	3,029,790
Mitsui Chemicals Inc.	13,700	310,315
Mitsui Fudosan Co. Ltd.	93,000	2,498,219
Mitsui Fudosan Logistics Park Inc.	59	285,787
Mitsui Mining & Smelting Co. Ltd.	11,700	284,336
Mitsui OSK Lines Ltd.	11,400	282,831
Miura Co. Ltd.	7,400	262,859
Mixi Inc.	10,600	188,557
Mizuho Financial Group Inc.	2,515,600	3,771,601
Mochida Pharmaceutical Co. Ltd.	6,000	228,353
MonotaRO Co. Ltd.	10,800	266,251
Mori Hills REIT Investment Corp.	151	253,141
Mori Trust Hotel Reit Inc.	306	417,844
Mori Trust Sogo REIT Inc.	151	277,104
Morinaga & Co. Ltd./Japan	5,500	267,426
Morinaga Milk Industry Co. Ltd.	7,100	274,803
MS&AD Insurance Group Holdings Inc.	47,600	1,606,064
Murata Manufacturing Co. Ltd.	59,300	3,462,199
Nabtesco Corp.	10,700	318,873
Nagase & Co. Ltd.	18,200	256,582
Nagoya Railroad Co. Ltd.	17,800	527,997
Nakanishi Inc.	12,000	216,118
Nankai Electric Railway Co. Ltd.	11,100	290,340
NEC Corp.	24,400	1,107,607
NET One Systems Co. Ltd.	12,400	208,564
Nexon Co. Ltd.(a)	54,500	746,713
NGK Insulators Ltd.	26,800	459,174
NGK Spark Plug Co. Ltd.	15,500	278,438
NH Foods Ltd.	7,000	311,621
NHK Spring Co. Ltd.	31,100	255,377

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nichias Corp.	9,100	$222,746
Nichirei Corp.	9,600	235,073
Nidec Corp.	23,700	3,070,056
Nifco Inc./Japan	13,900	371,915
Nihon Kohden Corp.	11,700	348,134
Nihon M&A Center Inc.	12,800	375,550
Nihon Parkerizing Co. Ltd.	16,400	175,522
Nihon Unisys Ltd.	11,700	362,707
Nikkon Holdings Co. Ltd.	9,200	217,554
Nikon Corp.	37,200	459,573
Nintendo Co. Ltd.	10,900	4,100,134
Nippo Corp.	9,200	230,286
Nippon Accommodations Fund Inc.	39	258,717
Nippon Building Fund Inc.	119	963,989
Nippon Electric Glass Co. Ltd.	11,400	226,559
Nippon Express Co. Ltd.	7,600	404,595
Nippon Flour Mills Co. Ltd.	15,000	229,598
Nippon Gas Co. Ltd.	7,300	234,387
Nippon Kayaku Co. Ltd.	22,600	270,028
Nippon Light Metal Holdings Co. Ltd.	126,700	247,824
Nippon Paint Holdings Co. Ltd.	15,500	755,086
Nippon Paper Industries Co. Ltd.	15,500	256,415
Nippon Prologis REIT Inc.	181	521,032
NIPPON REIT Investment Corp.	74	346,838
Nippon Shinyaku Co. Ltd.	4,200	378,982
Nippon Shokubai Co. Ltd.	4,200	251,880
Nippon Steel Corp.	82,400	1,167,368
Nippon Suisan Kaisha Ltd.	47,700	264,939
Nippon Telegraph & Telephone Corp.	133,800	3,439,901
Nippon Yusen KK	15,300	250,424
Nipro Corp.	25,500	294,326
Nishimatsu Construction Co. Ltd.	12,700	287,313
Nishi-Nippon Financial Holdings Inc.	30,400	205,593
Nishi-Nippon Railroad Co. Ltd.	11,200	263,505
Nissan Chemical Corp.	10,500	444,180
Nissan Motor Co. Ltd.	238,300	1,318,087
Nisshin Oillio Group Ltd. (The)	5,500	186,742
Nisshin Seifun Group Inc.	17,200	298,026
Nisshinbo Holdings Inc.	20,400	180,313
Nissin Foods Holdings Co. Ltd.	5,400	411,533
Nitori Holdings Co. Ltd.	7,900	1,238,008
Nitto Boseki Co. Ltd.	4,400	187,148
Nitto Denko Corp.	13,900	793,846
Noevir Holdings Co. Ltd.	3,700	171,712
NOF Corp.	10,600	354,523
NOK Corp.	18,500	253,301
Nomura Co. Ltd.	17,500	202,957
Nomura Holdings Inc.	340,900	1,781,166
Nomura Real Estate Holdings Inc.	10,300	257,060
Nomura Real Estate Master Fund Inc.	348	612,616
Nomura Research Institute Ltd.	32,600	727,887
NS Solutions Corp.	6,700	201,213
NSD Co. Ltd.	17,800	290,686
NSK Ltd.	48,700	418,321
NTN Corp.	97,600	267,447
NTT Data Corp.	60,000	860,820
NTT DOCOMO Inc.	135,500	3,884,287
Obayashi Corp.	60,600	678,210
OBIC Business Consultants Co. Ltd.	3,200	125,331
Obic Co. Ltd.	5,600	775,532

Security	Shares	Value

Japan (continued)
Odakyu Electric Railway Co. Ltd.	29,800	$669,768
Ogaki Kyoritsu Bank Ltd. (The)	8,700	182,854
Oji Holdings Corp.	98,200	512,813
Oki Electric Industry Co. Ltd.	12,800	162,502
Okinawa Electric Power Co. Inc. (The)	12,000	223,758
OKUMA Corp.	4,800	226,304
Okumura Corp.	7,700	206,664
Olympus Corp.	126,100	2,076,168
Omron Corp.	17,200	1,017,226
Ono Pharmaceutical Co. Ltd.	38,300	897,383
Open House Co. Ltd.	10,900	295,367
Oracle Corp. Japan	3,500	308,068
Organo Corp.	2,200	140,665
Oriental Land Co. Ltd.	19,200	2,526,106
ORIX Corp.	135,100	2,315,964
Orix JREIT Inc.	274	579,676
Osaka Gas Co. Ltd.	36,000	616,801
OSG Corp.	15,300	264,117
OSJB Holdings Corp.	90,100	226,112
Otsuka Corp.	9,200	364,995
Otsuka Holdings Co. Ltd.	38,800	1,758,771
Outsourcing Inc.	23,400	217,840
PALTAC Corp.	5,800	278,802
Pan Pacific International Holdings Corp.	46,000	749,938
Panasonic Corp.	235,900	2,398,503
Park24 Co. Ltd.	10,700	271,980
Penta-Ocean Construction Co. Ltd.	50,900	307,133
PeptiDream Inc.(a)	8,900	430,281
Persol Holdings Co. Ltd.	15,600	285,704
Pigeon Corp.	10,700	386,497
Pilot Corp.	6,200	248,263
Pola Orbis Holdings Inc.	15,800	349,427
Premier Investment Corp.	213	315,221
Rakuten Inc.(a)	88,200	696,583
Recruit Holdings Co. Ltd.	141,000	5,599,151
Relo Group Inc.	10,200	277,810
Renesas Electronics Corp.(a)	84,100	551,692
Rengo Co. Ltd.	31,800	227,090
Resona Holdings Inc.	243,300	1,023,393
Resorttrust Inc.	16,300	259,874
Ricoh Co. Ltd.	78,500	911,856
Rinnai Corp.	5,000	363,519
Rock Field Co. Ltd.	8,300	110,733
Rohm Co. Ltd.	8,300	616,460
Rohto Pharmaceutical Co. Ltd.	9,500	269,087
Roland DG Corp.	8,300	152,851
Round One Corp.	17,100	161,400
Ryohin Keikaku Co. Ltd.	25,000	424,874
Sakata Seed Corp.	6,300	204,313
San-A Co. Ltd.	4,900	203,215
SanBio Co. Ltd.(a)	9,000	190,155
Sangetsu Corp.	12,100	217,026
Sankyo Co. Ltd.	7,100	241,722
Sankyu Inc.	3,800	190,377
Sanrio Co. Ltd.	11,200	224,548
Santen Pharmaceutical Co. Ltd.	36,600	694,281
Sanwa Holdings Corp.	27,400	294,768
Sapporo Holdings Ltd.	11,400	280,306
Sawai Pharmaceutical Co. Ltd.	5,300	348,655
SBI Holdings Inc.	25,600	608,911

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SCREEN Holdings Co. Ltd.	4,100	$222,429
SCSK Corp.	4,800	261,734
Secom Co. Ltd.	19,800	1,774,391
Sega Sammy Holdings Inc.	23,500	325,013
Seibu Holdings Inc.	18,200	287,311
Seiko Epson Corp.	27,600	412,529
Seino Holdings Co. Ltd.	25,300	328,665
Sekisui Chemical Co. Ltd.	35,300	600,248
Sekisui House Ltd.	65,800	1,433,351
Sekisui House Reit Inc.	362	310,615
Seria Co. Ltd.	9,200	256,345
Seven & i Holdings Co. Ltd.	76,600	2,980,322
Seven Bank Ltd.	78,500	237,561
SG Holdings Co. Ltd.	10,900	233,819
Sharp Corp.	19,300	271,021
Shiga Bank Ltd. (The)	9,600	235,605
Shikoku Electric Power Co. Inc.	26,500	227,384
Shimachu Co. Ltd.	6,600	191,207
Shimadzu Corp.	23,500	676,477
Shimamura Co. Ltd.	4,100	312,460
Shimano Inc.	7,300	1,135,563
Shimizu Corp.	54,300	567,624
Shin-Etsu Chemical Co. Ltd.	36,800	4,317,129
Shinsei Bank Ltd.	23,300	363,307
Shionogi & Co. Ltd.	26,900	1,629,363
Ship Healthcare Holdings Inc.	6,700	305,374
Shiseido Co. Ltd.	41,400	2,707,033
Shizuoka Bank Ltd. (The)	50,200	359,878
SHO-BOND Holdings Co. Ltd.	6,600	274,632
Shochiku Co. Ltd.	1,500	205,933
Showa Corp.	9,600	202,301
Showa Denko KK	15,400	380,080
Skylark Holdings Co. Ltd.	14,000	258,984
SMC Corp.	5,600	2,491,932
SMS Co. Ltd.	11,600	293,465
Softbank Corp.	172,100	2,375,436
SoftBank Group Corp.	161,000	6,720,155
Sohgo Security Services Co. Ltd.	6,100	321,364
Sojitz Corp.	129,600	414,921
Sompo Holdings Inc.	33,700	1,285,068
Sony Corp.	129,700	9,235,822
Sony Financial Holdings Inc.	13,600	319,720
Sosei Group Corp.(a)	12,100	215,687
Sotetsu Holdings Inc.	10,600	287,433
Square Enix Holdings Co. Ltd.	10,200	506,306
Stanley Electric Co. Ltd.	12,600	332,016
Subaru Corp.	62,100	1,581,363
Sugi Holdings Co. Ltd.	5,900	298,851
SUMCO Corp.	27,900	447,903
Sumitomo Bakelite Co. Ltd.	5,500	203,741
Sumitomo Chemical Co. Ltd.	153,300	667,598
Sumitomo Corp.	122,500	1,851,317
Sumitomo Dainippon Pharma Co. Ltd.	14,300	251,076
Sumitomo Electric Industries Ltd.	74,900	1,022,761
Sumitomo Forestry Co. Ltd.	22,400	317,239
Sumitomo Heavy Industries Ltd.	10,100	273,222
Sumitomo Metal Mining Co. Ltd.	24,700	721,048
Sumitomo Mitsui Construction Co. Ltd.	33,000	189,076
Sumitomo Mitsui Financial Group Inc.	134,800	4,830,587
Sumitomo Mitsui Trust Holdings Inc.	33,700	1,269,522

Security	Shares	Value

Japan (continued)
Sumitomo Osaka Cement Co. Ltd.	6,400	$265,719
Sumitomo Realty & Development Co. Ltd.	32,100	1,199,474
Sumitomo Rubber Industries Ltd.	29,000	325,091
Sundrug Co. Ltd.	9,800	337,261
Suntory Beverage & Food Ltd.	11,700	501,421
Sushiro Global Holdings Ltd.	3,600	304,581
Suzuken Co. Ltd.	6,700	261,794
Suzuki Motor Corp.	35,600	1,652,804
Sysmex Corp.	17,100	1,245,917
Systena Corp.	13,000	222,374
T&D Holdings Inc.	61,500	675,799
Taiheiyo Cement Corp.	10,800	297,340
Taisei Corp.	19,900	809,697
Taisho Pharmaceutical Holdings Co. Ltd.	3,800	274,171
Taiyo Nippon Sanso Corp.	10,200	227,461
Taiyo Yuden Co. Ltd.(b)	10,900	326,844
Takara Bio Inc.	11,500	218,785
Takara Holdings Inc.	24,500	220,169
Takasago Thermal Engineering Co. Ltd.	11,600	205,276
Takashimaya Co. Ltd.	25,700	279,088
Takeda Pharmaceutical Co. Ltd.	153,954	6,004,185
Takeuchi Manufacturing Co. Ltd.	13,800	240,515
TDK Corp.	12,400	1,358,011
TechnoPro Holdings Inc.	3,400	231,508
Teijin Ltd.	12,100	220,487
Terumo Corp.	70,700	2,598,780
THK Co. Ltd.	11,700	303,983
TIS Inc.	6,500	395,212
Toagosei Co. Ltd.	23,600	271,089
Tobu Railway Co. Ltd.	18,500	660,562
Toda Corp.	36,900	242,743
Toei Co. Ltd.	1,700	236,684
Toho Co. Ltd.	9,600	358,278
Toho Gas Co. Ltd.	7,400	289,828
Toho Holdings Co. Ltd.	7,600	158,893
Tohoku Electric Power Co. Inc.	53,200	504,586
Tokai Carbon Co. Ltd.	33,300	310,310
TOKAI Holdings Corp.	24,300	235,187
Tokai Rika Co. Ltd.	10,500	183,582
Tokai Tokyo Financial Holdings Inc.	57,000	174,074
Tokio Marine Holdings Inc.	63,500	3,506,458
Tokuyama Corp.	8,200	214,637
Tokyo Century Corp.	6,500	339,438
Tokyo Electric Power Co. Holdings Inc.(a)	171,400	687,909
Tokyo Electron Ltd.	15,100	3,413,295
Tokyo Gas Co. Ltd.	38,200	848,693
Tokyo Ohka Kogyo Co. Ltd.	6,400	273,691
Tokyo Seimitsu Co. Ltd.	6,700	242,321
Tokyo Tatemono Co. Ltd.	17,500	287,401
Tokyu Corp.	51,500	918,005
Tokyu Fudosan Holdings Corp.	60,300	431,728
Tokyu REIT Inc.	152	297,311
Tomy Co. Ltd.	17,000	187,591
Topcon Corp.	16,000	228,076
Toppan Printing Co. Ltd.	29,000	587,572
Toray Industries Inc.	147,300	985,579
Toshiba Corp.	53,200	1,717,950
Toshiba TEC Corp.	6,000	239,424
Tosoh Corp.	26,500	384,597
TOTO Ltd.	12,400	517,692

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toyo Seikan Group Holdings Ltd.	16,600	$287,324
Toyo Suisan Kaisha Ltd.	7,500	318,310
Toyo Tire Corp.	15,300	195,229
Toyobo Co. Ltd.	12,100	169,245
Toyoda Gosei Co. Ltd.	11,700	272,138
Toyota Boshoku Corp.	10,000	147,806
Toyota Industries Corp.	13,800	763,943
Toyota Motor Corp.	235,200	16,605,161
Toyota Tsusho Corp.	18,400	651,049
Trend Micro Inc.(a)	11,400	605,840
Trusco Nakayama Corp.	9,900	233,924
TS Tech Co. Ltd.	7,700	218,102
Tsubakimoto Chain Co.	4,800	151,460
Tsumura & Co.	9,300	257,416
Tsuruha Holdings Inc.	3,400	421,294
Ube Industries Ltd.	14,400	296,809
Ulvac Inc.	6,600	245,403
Unicharm Corp.	38,500	1,339,872
United Urban Investment Corp.	288	516,293
Unizo Holdings Co. Ltd.	4,800	245,790
Ushio Inc.	18,100	270,703
USS Co. Ltd.	25,000	461,318
Wacoal Holdings Corp.	10,200	277,057
Welcia Holdings Co. Ltd.	4,100	228,104
West Japan Railway Co.	16,000	1,369,046
Yakult Honsha Co. Ltd.	12,000	614,476
Yamada Denki Co. Ltd.	79,000	401,615
Yamaguchi Financial Group Inc.	38,600	237,544
Yamaha Corp.	14,400	751,986
Yamaha Motor Co. Ltd.	29,000	551,718
Yamato Holdings Co. Ltd.	34,900	571,550
Yamato Kogyo Co. Ltd.	9,300	229,872
Yamazaki Baking Co. Ltd.	16,700	321,720
Yaoko Co. Ltd.	2,800	145,186
Yaskawa Electric Corp.	25,000	893,804
Yokogawa Electric Corp.	23,600	421,549
Yokohama Rubber Co. Ltd. (The)	15,400	268,401
Yoshinoya Holdings Co. Ltd.	11,800	268,912
Z Holdings Corp.	288,500	1,165,872
Zenkoku Hosho Co. Ltd.	7,600	330,618
Zensho Holdings Co. Ltd.	12,600	270,054
Zeon Corp.	23,100	252,345
ZOZO Inc.	17,800	299,390

		446,896,365

Netherlands — 3.5%
Aalberts NV	12,117	530,677
ABN AMRO Bank NV, CVA(c)	42,707	743,995
Adyen NV(a)(c)	1,105	1,017,610
Aegon NV	207,742	844,676
AerCap Holdings NV(a)	13,655	773,010
Akzo Nobel NV	22,883	2,163,118
Altice Europe NV(a)	72,012	464,138
Arcadis NV	8,956	204,059
ArcelorMittal SA	77,756	1,150,876
Argenx SE(a)(b)	4,708	678,785
ASM International NV	5,764	702,963
ASML Holding NV	44,493	12,536,344
ASR Nederland NV	14,811	552,152
Basic-Fit NV(a)(c)	5,172	191,722
BE Semiconductor Industries NV	7,161	304,815

Security	Shares	Value

Netherlands (continued)
Boskalis Westminster	11,720	$274,958
Corbion NV	6,013	208,171
Eurocommercial Properties NV	6,600	165,007
Euronext NV(c)	6,475	562,208
EXOR NV	11,064	817,081
Heineken Holding NV	13,465	1,326,558
Heineken NV	26,415	2,878,132
IMCD NV	6,097	527,360
ING Groep NV	403,443	4,392,715
Intertrust NV(c)	8,769	156,068
InterXion Holding NV(a)	8,294	721,827
Koninklijke Ahold Delhaize NV	127,193	3,129,208
Koninklijke BAM Groep NV	33,202	91,692
Koninklijke DSM NV	18,854	2,304,609
Koninklijke KPN NV	380,098	1,066,962
Koninklijke Philips NV	93,876	4,306,983
Koninklijke Vopak NV	7,556	405,113
NN Group NV	31,702	1,103,150
NSI NV	3,323	181,181
NXP Semiconductors NV	30,038	3,810,621
OCI NV(a)	8,865	153,257
PostNL NV	54,504	100,719
Prosus NV(a)	52,758	3,813,765
Randstad NV	12,879	741,600
Rhi Magnesita NV	4,023	169,382
SBM Offshore NV	21,400	368,420
Signify NV(c)	14,800	494,009
Takeaway.com NV(a)(c)	4,221	398,073
TKH Group NV	4,089	216,784
Unilever NV	150,555	8,792,736
Wolters Kluwer NV	28,466	2,142,606

		68,679,895

New Zealand — 0.3%
a2 Milk Co. Ltd.(a)	84,661	821,825
Auckland International Airport Ltd.	121,046	677,597
Chorus Ltd.	52,352	221,234
Contact Energy Ltd.	95,812	461,315
Fisher & Paykel Healthcare Corp. Ltd.	67,012	1,010,447
Fletcher Building Ltd.	104,109	373,926
Infratil Ltd.	115,533	405,238
Mercury NZ Ltd.	62,900	213,298
Meridian Energy Ltd.	172,272	595,891
Ryman Healthcare Ltd.	62,458	666,521
SKYCITY Entertainment Group Ltd.	65,121	153,401
Spark New Zealand Ltd.	209,306	631,208
Z Energy Ltd.	41,797	120,368

		6,352,269

Norway — 0.7%
Adevinta ASA(a)	13,489	164,189
Aker ASA, Class A	3,264	181,121
Aker BP ASA	14,450	409,462
Aker Solutions ASA(a)	83,400	168,423
Atea ASA	11,406	147,992
Austevoll Seafood ASA	12,065	117,865
Bakkafrost P/F	3,711	264,099
Borregaard ASA	12,716	121,396
DNB ASA	94,690	1,662,607
DNO ASA	107,679	107,751
Entra ASA(c)	12,557	214,692

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Equinor ASA	103,985	$1,885,601
Gjensidige Forsikring ASA	19,825	432,297
Kongsberg Gruppen ASA	12,211	189,435
Leroy Seafood Group ASA	30,382	197,233
Mowi ASA	38,545	920,785
NEL ASA(a)	93,906	93,470
Nordic Semiconductor ASA(a)	29,109	185,369
Norsk Hydro ASA	127,464	401,151
Norwegian Finans Holding ASA(a)	22,005	224,996
Orkla ASA	81,614	788,002
Salmar ASA	4,868	238,547
Scatec Solar ASA(c)	11,464	195,631
Schibsted ASA, Class B	12,915	367,087
SpareBank 1 SMN	37,430	412,559
SpareBank 1 SR-Bank ASA	35,846	381,100
Storebrand ASA	55,135	424,079
Subsea 7 SA	36,360	391,220
Telenor ASA	73,267	1,326,990
TGS NOPEC Geophysical Co. ASA	15,910	405,785
Tomra Systems ASA	13,440	396,589
Veidekke ASA	14,020	176,433
Yara International ASA	20,212	735,436

		14,329,392

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(b)	1,008,194	214,183
EDP - Energias de Portugal SA	263,387	1,320,490
Galp Energia SGPS SA	57,622	871,006
Jeronimo Martins SGPS SA	26,933	463,974
Navigator Co. SA (The)	44,590	160,103
NOS SGPS SA	27,048	140,341
REN - Redes Energeticas Nacionais SGPS SA	55,903	169,128
Sonae SGPS SA	186,200	173,228

		3,512,453

Singapore — 1.2%
Ascendas REIT	297,160	685,804
Ascott Residence Trust	616,353	568,983
CapitaLand Commercial Trust	137,942	208,192
CapitaLand Ltd.	223,800	593,564
CapitaLand Mall Trust	165,200	305,007
CapitaLand Retail China Trust	205,000	232,801
CDL Hospitality Trusts	110,800	126,638
City Developments Ltd.	33,900	263,272
ComfortDelGro Corp. Ltd.	227,600	361,852
DBS Group Holdings Ltd.	181,600	3,375,480
ESR-REIT	562,451	224,585
Frasers Centrepoint Trust	61,800	130,401
Frasers Commercial Trust	146,300	174,715
Frasers Logistics & Industrial Trust	589,000	526,471
Genting Singapore Ltd.	787,000	495,875
Golden Agri-Resources Ltd.	757,800	116,593
Jardine Cycle & Carriage Ltd.	11,300	241,912
Keppel Corp. Ltd.	141,600	693,009
Keppel DC REIT(b)	183,650	304,088
Keppel Infrastructure Trust	948,800	364,950
Keppel REIT	243,900	216,220
Manulife US Real Estate Investment Trust	414,916	439,811
Mapletree North Asia Commercial Trust	390,500	340,461
NetLink NBN Trust	937,000	693,362
OUE Commercial Real Estate Investment Trust(b)	827,648	330,477

Security	Shares	Value

Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	320,500	$2,543,054
Parkway Life REIT	71,500	187,538
SATS Ltd.	44,500	148,670
Sembcorp Industries Ltd.	202,700	314,839
Silverlake Axis Ltd.	1,044,700	287,027
Singapore Airlines Ltd.	50,600	316,968
Singapore Exchange Ltd.	60,000	382,446
Singapore Post Ltd.	251,700	165,046
Singapore Press Holdings Ltd.	43,500	64,378
Singapore Technologies Engineering Ltd.	126,800	381,821
Singapore Telecommunications Ltd.	840,200	2,031,402
Soilbuild Business Space REIT	560,028	207,205
Starhill Global REIT	246,600	132,794
Suntec REIT	79,200	106,768
United Overseas Bank Ltd.	109,700	2,062,350
UOL Group Ltd.	35,200	205,800
Venture Corp. Ltd.	34,900	417,552
Wilmar International Ltd.	191,200	547,727
Wing Tai Holdings Ltd.(b)	156,500	229,321
Yangzijiang Shipbuilding Holdings Ltd.	278,500	193,842

		22,941,071

Spain — 2.5%
Acciona SA	2,040	231,499
Acerinox SA	27,840	271,562
ACS Actividades de Construccion y Servicios SA	30,190	1,004,701
Aena SME SA(c)	7,262	1,345,181
Almirall SA	7,600	112,438
Amadeus IT Group SA	45,950	3,606,282
Applus Services SA	15,955	185,477
Banco Bilbao Vizcaya Argentaria SA	697,175	3,606,928
Banco de Sabadell SA	632,750	570,788
Banco Santander SA	1,727,294	6,803,023
Bankia SA	171,061	311,179
Bankinter SA	70,648	458,322
Bolsas y Mercados Espanoles SHMSF SA	8,210	318,441
CaixaBank SA	397,782	1,163,770
Cellnex Telecom SA(c)	26,996	1,343,870
Cia. de Distribucion Integral Logista Holdings SA	10,661	239,362
Cie. Automotive SA	8,685	190,666
Ebro Foods SA	8,125	168,107
Enagas SA	15,190	409,392
Endesa SA	23,429	643,129
Faes Farma SA	36,890	201,137
Ferrovial SA	53,681	1,704,963
Gestamp Automocion SA(c)	35,334	144,177
Grifols SA	30,653	1,029,281
Grupo Catalana Occidente SA	9,310	305,909
Iberdrola SA	611,597	6,689,609
Iberdrola SA, New(a)	10,073	110,181
Indra Sistemas SA(a)	23,333	267,885
Industria de Diseno Textil SA	112,900	3,799,767
Inmobiliaria Colonial Socimi SA	28,779	385,585
Mapfre SA	131,961	338,105
Masmovil Ibercom SA(a)	8,368	175,268
Mediaset Espana Comunicacion SA	22,567	123,818
Melia Hotels International SA	24,329	195,470
Merlin Properties Socimi SA	32,614	462,628
Naturgy Energy Group SA	30,898	814,940
Neinor Homes SA(a)(c)	9,956	108,788
Prosegur Cia. de Seguridad SA	45,234	178,256

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Red Electrica Corp. SA	31,482	$629,212
Repsol SA	159,254	2,199,890
Sacyr SA	61,882	177,616
Sacyr SA, New(a)	1,345	3,861
Siemens Gamesa Renewable Energy SA	28,093	448,466
Tecnicas Reunidas SA(a)	5,462	133,166
Telefonica SA	499,579	3,382,148
Viscofan SA	6,590	351,130
Zardoya Otis SA	22,943	173,020

		47,518,393

Sweden — 2.7%
AAK AB	17,071	320,657
AF POYRY AB	12,273	312,216
Alfa Laval AB	35,140	878,623
Arjo AB, Class B	38,040	182,176
Assa Abloy AB, Class B	105,801	2,516,968
Atlas Copco AB, Class A	72,532	2,573,591
Atlas Copco AB, Class B	41,404	1,288,687
Axfood AB	15,010	311,143
BillerudKorsnas AB	20,820	267,631
Boliden AB	30,932	735,861
Bonava AB, Class B	10,758	96,211
Bravida Holding AB(c)	27,180	247,869
Castellum AB	22,662	556,284
Dios Fastigheter AB	13,578	125,093
Dometic Group AB(c)	38,269	348,995
Electrolux AB, Series B	23,963	568,579
Elekta AB, Class B	40,562	464,593
Embracer Group AB(a)	31,466	263,450
Epiroc AB, Class A	72,286	837,705
Epiroc AB, Class B	45,203	511,653
Essity AB, Class B	63,160	2,005,152
Evolution Gaming Group AB(c)	10,710	331,123
Fabege AB	27,288	468,123
Fastighets AB Balder, Class B(a)	6,293	298,633
Getinge AB, Class B	26,162	446,635
Granges AB	13,344	123,352
Hennes & Mauritz AB, Class B	83,583	1,835,355
Hexagon AB, Class B	30,051	1,637,448
Hexpol AB	42,812	386,206
Holmen AB, Class B	6,581	194,863
Hufvudstaden AB, Class A	11,780	233,189
Husqvarna AB, Class B	46,542	351,142
ICA Gruppen AB	9,644	424,035
Industrivarden AB, Class C	17,211	405,872
Indutrade AB	7,225	260,556
Intrum AB	8,860	245,523
Investor AB, Class B	49,821	2,730,201
JM AB	8,015	244,974
Kinnevik AB, Class B	29,696	717,240
Klovern AB, Class B	86,780	217,701
Kungsleden AB	24,490	260,687
L E Lundbergforetagen AB, Class B	4,342	188,570
Lifco AB, Class B	5,938	350,231
Loomis AB, Class B	6,961	252,335
Lundin Petroleum AB	21,849	665,536
Millicom International Cellular SA, SDR	10,638	502,617
Modern Times Group MTG AB, Class B(a)	12,801	127,523
NCC AB, Class B	14,003	261,503
Nibe Industrier AB, Class B	43,187	748,709

Security	Shares	Value

Sweden (continued)
Nolato AB, Class B	2,393	$138,784
Nordic Entertainment Group AB, Class B	9,203	279,375
Nyfosa AB(a)	41,842	409,362
Pandox AB	19,259	429,592
Peab AB, Class B	21,180	212,709
Resurs Holding AB(c)	28,632	158,478
Saab AB, Class B	12,248	397,989
Samhallsbyggnadsbolaget i Norden AB	119,157	293,607
Sandvik AB	124,447	2,274,316
Securitas AB, Class B	33,659	529,924
Skandinaviska Enskilda Banken AB, Class A	166,817	1,648,327
Skanska AB, Class B	41,366	957,045
SKF AB, Class B	46,536	853,119
SSAB AB, Class B	72,727	209,685
Svenska Cellulosa AB SCA, Class B	77,334	774,411
Svenska Handelsbanken AB, Class A	161,770	1,589,059
Sweco AB, Class B	8,717	336,429
Swedbank AB, Class A	93,451	1,437,350
Swedish Match AB	18,434	1,043,082
Swedish Orphan Biovitrum AB(a)	20,645	368,728
Tele2 AB, Class B	55,099	831,174
Telefonaktiebolaget LM Ericsson, Class B	332,788	2,615,721
Telia Co. AB	278,482	1,191,804
Thule Group AB(c)	15,338	362,499
Vitrolife AB	8,238	172,817
Volvo AB, Class B	154,387	2,647,691
Wallenstam AB, Class B	17,604	230,309
Wihlborgs Fastigheter AB	25,163	481,923

		53,198,328

Switzerland — 8.1%
ABB Ltd., Registered	191,496	4,469,464
Adecco Group AG, Registered	18,349	1,078,737
Alcon Inc.(a)	44,479	2,625,988
Allreal Holding AG, Registered	1,007	208,824
ALSO Holding AG, Registered	945	154,226
Baloise Holding AG, Registered	5,617	1,015,131
Barry Callebaut AG, Registered	314	695,426
BKW AG	2,354	218,937
Bossard Holding AG, Class A, Registered	946	137,420
Bucher Industries AG, Registered	793	265,745
Burckhardt Compression Holding AG	552	151,100
Cembra Money Bank AG	2,339	273,807
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	113	947,281
Chocoladefabriken Lindt & Spruengli AG, Registered	8	745,710
Cie. Financiere Richemont SA, Registered	55,044	4,031,633
Clariant AG, Registered	25,609	576,996
Coca-Cola HBC AG	20,068	736,998
Conzzeta AG, Registered	178	202,279
Credit Suisse Group AG, Registered	280,034	3,546,700
Daetwyler Holding AG, Bearer	1,033	186,367
DKSH Holding AG	4,878	252,081
dormakaba Holding AG	279	175,306
Dufry AG, Registered	5,547	481,628
Emmi AG, Registered	222	215,221
EMS-Chemie Holding AG, Registered	723	473,779
Flughafen Zurich AG, Registered	1,975	343,416
Forbo Holding AG, Registered	108	185,664
Galenica AG(c)	4,553	310,630
Geberit AG, Registered	3,867	2,041,657

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Georg Fischer AG, Registered	482	$474,029
Givaudan SA, Registered	952	3,138,950
Gurit Holding AG, Bearer	125	189,227
Helvetia Holding AG, Registered	3,161	454,919
Huber & Suhner AG, Registered	2,197	164,015
Idorsia Ltd.(a)	13,692	439,530
Inficon Holding AG, Registered	220	169,485
Interroll Holding AG, Registered	75	146,664
Intershop Holding AG	996	642,347
Julius Baer Group Ltd.	25,692	1,286,664
Kardex AG, Registered	1,384	236,203
Kuehne + Nagel International AG, Registered	5,983	967,752
LafargeHolcim Ltd., Registered	52,066	2,650,672
Landis+Gyr Group AG	2,520	231,241
Logitech International SA, Registered	19,817	890,938
Lonza Group AG, Registered	8,081	3,319,708
Mobilezone Holding AG, Registered	24,578	279,304
Mobimo Holding AG, Registered	810	261,195
Nestle SA, Registered	303,882	33,518,552
Novartis AG, Registered	221,236	20,913,563
OC Oerlikon Corp. AG, Registered	34,860	371,932
Pargesa Holding SA, Bearer	4,348	348,715
Partners Group Holding AG	1,994	1,829,324
PSP Swiss Property AG, Registered	3,148	475,896
Roche Holding AG, NVS	72,053	24,228,097
Schindler Holding AG, Participation Certificates, NVS	4,406	1,139,361
Schindler Holding AG, Registered	2,209	549,702
Schweiter Technologies AG, Bearer	142	175,798
SFS Group AG	2,405	224,553
SGS SA, Registered	486	1,406,424
Siegfried Holding AG, Registered(b)	552	255,553
SIG Combibloc Group AG	16,293	257,458
Sika AG, Registered	13,613	2,448,914
Sonova Holding AG, Registered	6,349	1,591,776
St. Galler Kantonalbank AG, Class A, Registered	1,047	498,287
Straumann Holding AG, Registered	1,165	1,111,307
Sulzer AG, Registered	3,178	351,262
Sunrise Communications Group AG(c)	3,932	324,932
Swatch Group AG (The), Bearer	2,998	754,435
Swiss Life Holding AG, Registered	3,721	1,872,750
Swiss Prime Site AG, Registered	7,377	901,043
Swiss Re AG	29,579	3,342,953
Swisscom AG, Registered	2,301	1,263,528
Tecan Group AG, Registered	1,296	366,581
Temenos AG, Registered	7,415	1,198,609
UBS Group AG, Registered	407,043	5,064,561
Valiant Holding AG, Registered	3,977	409,060
Valora Holding AG, Registered	816	217,442
VAT Group AG(c)	3,396	514,268
Vifor Pharma AG	5,192	958,241
Vontobel Holding AG, Registered	3,516	245,349
Zur Rose Group AG(a)(b)	1,485	183,537
Zurich Insurance Group AG	15,045	6,250,745

		158,255,502

United Kingdom — 14.7%
3i Group PLC	111,587	1,624,654
Abcam PLC	26,341	484,035
Admiral Group PLC	19,376	576,981
Aggreko PLC	37,317	379,265
Anglo American PLC	110,804	2,900,205

Security	Shares	Value

United Kingdom (continued)
Antofagasta PLC	44,819	$485,759
Ascential PLC(c)	45,211	217,649
Ashmore Group PLC	45,476	325,809
Ashtead Group PLC	50,730	1,641,715
ASOS PLC(a)	6,877	278,576
Associated British Foods PLC	37,336	1,292,421
Assura PLC	244,629	250,882
AstraZeneca PLC	135,538	13,264,182
Auto Trader Group PLC(c)	97,524	722,486
Avast PLC(c)	65,398	366,383
AVEVA Group PLC	8,279	536,720
Aviva PLC	423,060	2,221,789
B&M European Value Retail SA	98,978	474,530
Babcock International Group PLC	47,331	367,363
BAE Systems PLC	329,678	2,743,949
Balfour Beatty PLC	105,202	368,604
Barclays PLC	1,774,806	3,930,444
Barratt Developments PLC	109,796	1,161,918
Beazley PLC	61,326	437,748
Bellway PLC	14,155	743,566
Berkeley Group Holdings PLC	13,715	947,346
Bodycote PLC	24,556	277,247
boohoo Group PLC(a)	97,183	387,266
BP PLC	2,090,590	12,585,814
British American Tobacco PLC	236,412	10,463,259
British Land Co. PLC (The)	94,140	688,233
Britvic PLC	31,447	383,652
BT Group PLC	854,707	1,813,046
Bunzl PLC	34,171	885,119
Burberry Group PLC	43,768	1,126,783
Burford Capital Ltd.	25,770	214,181
Cairn Energy PLC(a)	92,073	205,723
Capita PLC(a)	185,412	355,495
Capital & Counties Properties PLC	107,792	346,135
Carnival PLC	16,178	664,940
Centamin PLC	131,911	236,484
Centrica PLC	595,911	666,444
Cineworld Group PLC	150,325	351,335
Clinigen Healthcare Ltd.(a)	18,781	239,896
Close Brothers Group PLC	17,124	319,632
Coats Group PLC	195,345	194,930
Coca-Cola European Partners PLC	25,463	1,339,608
Compass Group PLC	163,130	4,036,264
Computacenter PLC	15,711	371,542
ConvaTec Group PLC(c)	163,370	447,937
Countryside Properties PLC(c)	66,654	428,773
Cranswick PLC	9,412	443,175
Crest Nicholson Holdings PLC	50,300	331,527
Croda International PLC	13,238	869,725
Daily Mail & General Trust PLC, Class A, NVS	27,095	290,019
DCC PLC	10,542	852,131
Dechra Pharmaceuticals PLC	12,173	456,361
Derwent London PLC	10,216	553,483
Diageo PLC	241,695	9,589,934
Dialog Semiconductor PLC(a)	8,844	390,763
Diploma PLC	12,545	322,137
Direct Line Insurance Group PLC	120,352	535,913
Dixons Carphone PLC	175,163	313,100
Domino’s Pizza Group PLC	75,059	305,634
Drax Group PLC	81,320	291,573

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DS Smith PLC	169,512	$761,297
Dunelm Group PLC	13,120	200,447
easyJet PLC	17,573	322,685
EI Group PLC(a)	50,849	190,497
Electrocomponents PLC	56,627	494,752
Elementis PLC	87,709	147,875
Essentra PLC	43,995	242,996
Euromoney Institutional Investor PLC	21,650	349,318
Evraz PLC	48,174	223,911
Experian PLC	92,422	3,212,676
Ferguson PLC	23,654	2,120,912
Fevertree Drinks PLC	13,002	235,836
Fiat Chrysler Automobiles NV	119,243	1,550,327
Firstgroup PLC(a)	139,949	228,387
Future PLC	11,025	186,024
G4S PLC	196,393	505,862
Games Workshop Group PLC	3,734	326,585
GB Group PLC	24,831	232,726
Genus PLC	8,573	348,069
GlaxoSmithKline PLC	507,587	11,936,769
Glencore PLC	1,156,684	3,392,549
Go-Ahead Group PLC (The)	5,937	160,280
Grainger PLC	80,934	316,008
Great Portland Estates PLC	29,057	356,677
Greencore Group PLC	131,374	425,323
Greggs PLC	10,218	303,600
GVC Holdings PLC	64,057	740,707
Halma PLC	43,407	1,205,607
Hammerson PLC	74,514	229,256
Hargreaves Lansdown PLC	30,116	684,806
Hays PLC	199,897	408,959
Hikma Pharmaceuticals PLC	16,035	387,236
Hiscox Ltd.	29,383	508,560
HomeServe PLC	33,233	561,615
Howden Joinery Group PLC	75,725	687,166
HSBC Holdings PLC	2,062,530	15,002,492
Ibstock PLC(c)	59,068	226,583
IG Group Holdings PLC	45,510	398,222
IMI PLC	32,280	469,769
Imperial Brands PLC	99,283	2,553,107
Inchcape PLC	53,355	462,085
Informa PLC	135,844	1,387,431
IntegraFin Holdings PLC	30,543	199,296
InterContinental Hotels Group PLC	19,522	1,205,762
Intermediate Capital Group PLC	34,149	784,165
Intertek Group PLC	16,873	1,281,139
Investec PLC	84,772	468,441
ITV PLC	399,243	712,586
IWG PLC	80,466	468,406
J D Wetherspoon PLC	7,566	154,689
J Sainsbury PLC	202,737	540,910
JD Sports Fashion PLC	44,834	485,685
John Wood Group PLC	75,610	375,055
Johnson Matthey PLC	21,431	735,922
Jupiter Fund Management PLC	71,505	363,459
Just Eat PLC(a)	59,986	680,823
Kainos Group PLC	24,521	255,356
KAZ Minerals PLC	33,947	195,911
Keywords Studios PLC(b)	15,068	244,708
Kingfisher PLC	263,797	709,384

Security	Shares	Value

United Kingdom (continued)
Lancashire Holdings Ltd.	23,636	$233,054
Land Securities Group PLC	67,812	838,476
Legal & General Group PLC	610,116	2,456,999
Lloyds Banking Group PLC	7,242,401	5,421,705
London Stock Exchange Group PLC	33,189	3,428,231
M&G PLC(a)	269,713	853,997
Man Group PLC	186,188	377,722
Marks & Spencer Group PLC	203,239	471,521
Marshalls PLC	26,678	277,643
Mediclinic International PLC	56,435	274,732
Meggitt PLC	86,644	771,631
Melrose Industries PLC	532,203	1,636,015
Micro Focus International PLC	31,921	431,386
Mondi PLC	51,559	1,050,740
Moneysupermarket.com Group PLC	60,308	258,766
National Express Group PLC	41,442	244,191
National Grid PLC	335,787	4,452,018
Next PLC	14,554	1,322,236
NMC Health PLC(b)	12,073	205,617
Ocado Group PLC(a)	49,355	796,006
Pagegroup PLC	54,277	326,688
Paragon Banking Group PLC	31,254	209,291
Pearson PLC	81,388	609,812
Pennon Group PLC	47,238	690,253
Persimmon PLC	34,403	1,384,537
Petrofac Ltd.	35,709	164,374
Pets at Home Group PLC	60,286	224,103
Phoenix Group Holdings PLC	55,758	557,132
Playtech PLC	38,393	174,654
Plus500 Ltd.	14,849	174,443
Primary Health Properties PLC	115,195	239,012
Provident Financial PLC	50,316	308,750
Prudential PLC	269,713	4,806,844
QinetiQ Group PLC	58,582	272,133
Quilter PLC(c)	231,588	519,433
Rathbone Brothers PLC	6,005	156,099
Reckitt Benckiser Group PLC	73,266	6,066,144
Redrow PLC	29,336	307,432
RELX PLC	200,444	5,318,856
Renishaw PLC	6,857	359,387
Rentokil Initial PLC	209,459	1,289,429
Rightmove PLC	98,522	854,296
Rio Tinto PLC	116,744	6,284,949
Rolls-Royce Holdings PLC	181,214	1,600,472
Rotork PLC	108,900	436,829
Royal Bank of Scotland Group PLC	497,885	1,432,730
Royal Dutch Shell PLC, Class A	440,702	11,586,139
Royal Dutch Shell PLC, Class B	383,669	10,115,052
Royal Mail PLC	114,251	298,500
RSA Insurance Group PLC	102,890	746,505
RWS Holdings PLC	23,244	175,875
Safestore Holdings PLC	19,376	205,609
Sage Group PLC (The)	117,722	1,145,858
Savills PLC	19,772	324,229
Schroders PLC	13,799	584,440
Segro PLC	117,149	1,406,202
Senior PLC	64,766	142,149
Serco Group PLC(a)	142,477	296,933
Severn Trent PLC	24,709	840,017
Shaftesbury PLC	40,415	478,943

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Signature Aviation PLC	107,833	$413,928
Smith & Nephew PLC	93,646	2,254,708
Smiths Group PLC	41,130	916,006
Softcat PLC	19,693	299,830
Sophos Group PLC(c)	40,283	295,985
Spectris PLC(b)	13,504	471,014
Spirax-Sarco Engineering PLC	8,049	946,429
SSE PLC	102,231	2,032,869
SSP Group PLC	46,900	398,144
St. James’s Place PLC	57,305	864,172
Standard Chartered PLC	279,869	2,327,907
Standard Life Aberdeen PLC	264,234	1,050,165
Synthomer PLC	46,608	207,540
Tate & Lyle PLC	51,680	540,092
Taylor Wimpey PLC	362,849	1,028,840
Tesco PLC	1,034,323	3,366,346
TP ICAP PLC	64,598	337,973
Travis Perkins PLC	27,869	569,973
Tritax Big Box REIT PLC	116,296	214,162
Tullow Oil PLC	175,835	117,840
Ultra Electronics Holdings PLC	7,995	237,971
Unilever PLC	114,547	6,845,399
UNITE Group PLC (The)	30,647	513,874
United Utilities Group PLC	79,086	1,056,586
Vesuvius PLC	49,655	284,730
Victrex PLC	9,252	270,263
Virgin Money UK PLC(a)	126,980	274,930
Vistry Group PLC	18,630	338,901
Vodafone Group PLC	2,761,171	5,434,187
Weir Group PLC (The)	36,389	646,609
WH Smith PLC	13,339	420,597
Whitbread PLC	13,646	804,071
William Hill PLC	163,926	373,615
Wm Morrison Supermarkets PLC	265,337	636,402
Workspace Group PLC	16,043	257,158
WPP PLC	137,118	1,708,078

		285,542,391

United States — 0.0%
Ovintiv Inc.	26,814	418,060

Total Common Stocks — 99.3% (Cost: $1,840,700,309)		1,929,440,818

Security	Shares	Value

Preferred Stocks

Germany — 0.4%
Fuchs Petrolub SE, Preference Shares, NVS	8,812	$390,619
Henkel AG & Co. KGaA, Preference Shares, NVS	18,721	1,907,444
Jungheinrich AG, Preference Shares, NVS	9,578	210,376
Porsche Automobil Holding SE, Preference Shares, NVS	15,863	1,074,803
Sartorius AG, Preference Shares, NVS	4,115	960,387
Volkswagen AG, Preference Shares, NVS	19,865	3,574,698

		8,118,327

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	698,812	367,851

Total Preferred Stocks — 0.4% (Cost: $8,581,822)		8,486,178

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(e)(f)(g)	12,287,685	12,295,058
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(e)(f)	20,000	20,000

		12,315,058

Total Short-Term Investments — 0.6% (Cost: $12,310,124)		12,315,058

Total Investments in Securities — 100.3% (Cost: $1,861,592,255)		1,950,242,054

Other Assets, Less Liabilities — (0.3)%		(6,496,115)

Net Assets — 100.0%		$1,943,745,939

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,891,919	395,766	12,287,685	$12,295,058	$257,586	(b)	$(628)		$1,324
BlackRock Cash Funds: Treasury, SL Agency Shares	154,000	(134,000)	20,000	20,000	7,932		—		—

				$12,315,058	$265,518		$(628)		$1,324

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	2	03/19/20	$233	$4,247
Euro STOXX 50 Index	28	03/20/20	1,129	(35,289)
FTSE 100 Index	7	03/20/20	666	(30,278)
TOPIX Index	12	03/12/20	1,859	(13,886)

				$(75,206)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,247

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$79,453

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(589,517)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(120,995)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,045,903

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI International Developed Markets ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,928,645,953	$794,865	$—	$1,929,440,818
Preferred Stocks	8,486,178	—	—	8,486,178
Money Market Funds	12,315,058	—	—	12,315,058

	$1,949,447,189	$794,865	$—	$1,950,242,054

Derivative financial instruments(a)
Assets
Futures Contracts	$4,247	$—	$—	$4,247
Liabilities
Futures Contracts	(79,453)	—	—	(79,453)

	$(75,206)	$—	$—	$(75,206)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 18.8%
Abacus Property Group	101,113	$256,545
Accent Group Ltd.	191,434	217,224
Adelaide Brighton Ltd.	93,968	228,981
Afterpay Ltd.(a)	36,839	950,715
AGL Energy Ltd.	106,714	1,425,221
ALS Ltd.	93,813	606,050
Altium Ltd.	31,756	846,748
Alumina Ltd.	508,338	741,869
AMP Ltd.	538,514	657,927
Ansell Ltd.	28,120	603,151
AP Eagers Ltd.	34,768	207,617
APA Group	192,473	1,459,882
Appen Ltd.	30,294	514,106
ARB Corp. Ltd.	18,466	229,934
Aristocrat Leisure Ltd.	100,290	2,430,436
ASX Ltd.	33,228	1,905,684
Atlas Arteria Ltd.	224,128	1,219,845
Aurizon Holdings Ltd.	345,528	1,251,407
AusNet Services	231,511	274,323
Australia & New Zealand Banking Group Ltd.	462,922	7,980,003
Australian Agricultural Co. Ltd.(a)	233,419	174,232
Australian Pharmaceutical Industries Ltd.	181,901	160,132
Bank of Queensland Ltd.	54,283	277,999
Bapcor Ltd.	133,367	564,265
Beach Energy Ltd.	459,228	820,838
Bendigo & Adelaide Bank Ltd.	71,920	501,209
BHP Group Ltd.	493,680	13,021,463
Blackmores Ltd.(b)	3,846	229,973
BlueScope Steel Ltd.	103,509	987,441
Boral Ltd.	219,938	733,243
Brambles Ltd.	259,932	2,197,764
Breville Group Ltd.	25,497	318,678
Brickworks Ltd.	23,764	316,744
BWP Trust	129,715	356,903
Caltex Australia Ltd.	43,254	995,520
carsales.com Ltd.	56,945	657,220
Cedar Woods Properties Ltd.	55,579	297,287
Challenger Ltd.	101,915	610,631
Charter Hall Group	121,654	1,047,334
Charter Hall Retail REIT	92,800	292,608
CIMIC Group Ltd.	21,246	416,596
Cleanaway Waste Management Ltd.	456,520	623,459
Coca-Cola Amatil Ltd.	94,955	761,540
Cochlear Ltd.	9,914	1,599,964
Coles Group Ltd.	191,718	2,124,119
Commonwealth Bank of Australia	290,691	16,591,854
Computershare Ltd.	81,066	976,310
Corporate Travel Management Ltd.	21,401	255,162
Costa Group Holdings Ltd.	80,361	148,482
Credit Corp. Group Ltd.	21,444	508,765
Cromwell Property Group	459,956	377,199
Crown Resorts Ltd.	63,300	495,801
CSL Ltd.	78,039	16,302,488
CSR Ltd.	110,198	358,532
Dexus	167,633	1,427,462
Domino’s Pizza Enterprises Ltd.	12,646	464,691
Downer EDI Ltd.	100,316	497,630
Evolution Mining Ltd.	284,804	707,356

Security	Shares	Value

Australia (continued)
Flight Centre Travel Group Ltd.	9,565	$251,713
Fortescue Metals Group Ltd.	265,640	2,025,514
Galaxy Resources Ltd.(a)(b)	234,503	160,913
GDI Property Group	478,134	494,534
Genworth Mortgage Insurance Australia Ltd.	86,083	210,919
Goodman Group	293,445	2,925,091
GPT Group (The)	287,397	1,154,387
GrainCorp Ltd., Class A(a)	44,440	249,903
Growthpoint Properties Australia Ltd.	33,302	97,425
GUD Holdings Ltd.	22,111	177,923
GWA Group Ltd.	82,697	198,194
Harvey Norman Holdings Ltd.	120,119	340,150
IGO Ltd.	119,121	486,448
Iluka Resources Ltd.	80,826	525,939
Incitec Pivot Ltd.	293,628	644,747
Insurance Australia Group Ltd.	371,653	1,761,525
InvoCare Ltd.	31,851	285,937
IPH Ltd.	77,471	475,065
IRESS Ltd.	51,427	481,989
James Hardie Industries PLC	81,741	1,740,144
JB Hi-Fi Ltd.	24,516	650,909
Lendlease Group	99,779	1,210,362
Link Administration Holdings Ltd.	103,037	469,741
Lynas Corp. Ltd.(a)	143,055	209,732
Macquarie Group Ltd.	51,065	4,949,028
Magellan Financial Group Ltd.	25,927	1,167,594
Mayne Pharma Group Ltd.(a)	539,498	164,331
McMillan Shakespeare Ltd.	17,724	152,944
Medibank Pvt Ltd.	491,280	1,019,551
Mesoblast Ltd.(a)(b)	137,445	276,038
Metcash Ltd.	175,479	307,783
Mineral Resources Ltd.	35,375	404,011
Mirvac Group	612,704	1,394,594
Monadelphous Group Ltd.	32,680	383,733
National Australia Bank Ltd.	451,890	7,823,107
nearmap Ltd.(a)	177,089	200,946
Newcrest Mining Ltd.	134,525	2,659,405
NEXTDC Ltd.(a)	140,582	714,315
Nine Entertainment Co. Holdings Ltd.	312,477	392,227
Northern Star Resources Ltd.	126,724	1,068,925
NRW Holdings Ltd.	191,488	401,240
Nufarm Ltd./Australia(a)	61,453	227,503
Oil Search Ltd.	239,182	1,159,271
Orica Ltd.	65,683	1,003,869
Origin Energy Ltd.	303,448	1,665,774
Orora Ltd.	246,756	531,914
OZ Minerals Ltd.	48,355	328,892
Pact Group Holdings Ltd.(a)	80,431	148,611
Pendal Group Ltd.	43,657	259,236
Perenti Global Ltd.	243,661	250,387
Pilbara Minerals Ltd.(a)(b)	594,781	117,462
Platinum Asset Management Ltd.	61,362	194,713
Premier Investments Ltd.	31,303	416,811
QBE Insurance Group Ltd.	222,481	2,047,923
Qube Holdings Ltd.	263,611	607,072
Ramsay Health Care Ltd.	26,862	1,424,235
REA Group Ltd.	11,716	894,918
Regis Resources Ltd.	112,441	338,731
Reliance Worldwide Corp. Ltd.	158,576	477,714
Rio Tinto Ltd.	61,397	4,059,665

SCHEDULE OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Sandfire Resources Ltd.	45,172	$168,741
Santos Ltd.	343,272	1,996,991
Saracen Mineral Holdings Ltd.(a)	201,196	532,028
Scentre Group	721,699	1,864,925
Seek Ltd.	60,029	911,829
Select Harvests Ltd.	69,057	394,806
SG Fleet Group Ltd.	76,409	112,534
Shopping Centres Australasia Property Group	114,583	221,685
Sims Ltd.	35,424	254,458
Sonic Healthcare Ltd.	76,366	1,619,072
South32 Ltd.	890,079	1,573,079
Southern Cross Media Group Ltd.	329,901	194,350
Spark Infrastructure Group	290,299	427,549
St. Barbara Ltd.	178,206	325,689
Star Entertainment Grp Ltd. (The)	141,759	396,684
Steadfast Group Ltd.	192,916	497,218
Stockland	389,544	1,283,038
Suncorp Group Ltd.	200,056	1,722,307
Super Retail Group Ltd.	34,429	216,195
Sydney Airport	181,030	1,016,788
Tabcorp Holdings Ltd.	358,037	1,124,136
Tassal Group Ltd.	128,534	370,863
Technology One Ltd.	90,016	513,425
Telstra Corp. Ltd.	609,909	1,567,885
TPG Telecom Ltd.	73,189	366,493
Transurban Group	439,007	4,614,122
Treasury Wine Estates Ltd.	133,955	1,168,480
Vicinity Centres	356,137	605,576
Vocus Group Ltd.(a)	157,454	357,332
Wesfarmers Ltd.	181,059	5,479,900
Western Areas Ltd.	129,710	223,164
Westpac Banking Corp.	565,978	9,517,814
Whitehaven Coal Ltd.	144,296	242,463
WiseTech Global Ltd.(b)	28,798	482,549
Woodside Petroleum Ltd.	151,521	3,522,862
Woolworths Group Ltd.	210,231	5,888,524
Worley Ltd.	75,672	772,037

		202,617,830

Hong Kong — 8.5%
AIA Group Ltd.	2,057,000	20,596,756
ASM Pacific Technology Ltd.	74,800	1,022,071
Bank of East Asia Ltd. (The)	224,400	486,664
BeiGene Ltd., ADR(a)	6,732	1,025,688
BOC Hong Kong Holdings Ltd.	654,500	2,187,314
Brightoil Petroleum Holdings Ltd.(a)(b)(c)	804,000	75,586
Budweiser Brewing Co. APAC Ltd.(a)(d)	203,900	619,717
Champion REIT	374,000	225,414
CITIC Telecom International Holdings Ltd.	935,000	325,117
CK Asset Holdings Ltd.	467,572	3,022,848
CK Hutchison Holdings Ltd.	467,572	4,172,976
CK Infrastructure Holdings Ltd.	96,500	677,311
CLP Holdings Ltd.	280,500	2,931,470
Dah Sing Banking Group Ltd.	224,400	286,970
Galaxy Entertainment Group Ltd.	374,000	2,480,521
Giordano International Ltd.	380,000	97,387
Haitong International Securities Group Ltd.	1,122,000	326,562
Hang Lung Properties Ltd.	375,000	790,094
Hang Seng Bank Ltd.	130,900	2,666,922
Henderson Land Development Co. Ltd.	175,970	797,711
HKBN Ltd.	280,500	487,675

Security	Shares	Value

Hong Kong (continued)
HKT Trust & HKT Ltd.	561,720	$842,048
Hong Kong & China Gas Co. Ltd.	1,664,187	3,206,253
Hong Kong Exchanges & Clearing Ltd.	203,600	6,785,880
Hongkong Land Holdings Ltd.	205,700	1,096,381
Hsin Chong Group Holdings Ltd.(a)(c)	1,002,000	18,066
Hutchison Telecommunications Hong Kong Holdings Ltd.	380,000	69,492
Hysan Development Co. Ltd.	128,000	482,994
Jardine Matheson Holdings Ltd.	37,400	2,091,034
Jardine Strategic Holdings Ltd.	37,900	1,168,457
Kerry Logistics Network Ltd.	187,500	300,390
Kerry Properties Ltd.	95,000	267,325
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	374,500	97,424
Link REIT	374,000	3,805,072
Macau Legend Development Ltd.(a)	2,015,000	256,906
Man Wah Holdings Ltd.	673,200	471,636
Melco International Development Ltd.	187,000	407,961
Melco Resorts & Entertainment Ltd., ADR	49,655	1,001,541
Minth Group Ltd.	82,000	254,504
MTR Corp. Ltd.	280,500	1,585,848
New World Development Co. Ltd.	935,000	1,181,258
NWS Holdings Ltd.	375,000	485,840
Pacific Basin Shipping Ltd.	1,240,000	225,167
Pacific Textiles Holdings Ltd.	190,000	123,080
PCCW Ltd.	748,000	442,159
Power Assets Holdings Ltd.	280,500	2,033,787
Sands China Ltd.	448,800	2,196,345
Shangri-La Asia Ltd.	230,000	212,971
Shun Tak Holdings Ltd.	750,000	324,537
Sino Land Co. Ltd.	374,000	513,444
SITC International Holdings Co. Ltd.	375,000	444,307
SJM Holdings Ltd.	561,000	633,617
SmarTone Telecommunications Holdings Ltd.	95,000	69,982
Sun Hung Kai & Co. Ltd.	377,000	168,960
Sun Hung Kai Properties Ltd.	280,500	3,948,364
SUNeVision Holdings Ltd.	561,000	374,968
Sunlight REIT	562,000	357,542
Swire Pacific Ltd., Class A	93,500	829,048
Swire Properties Ltd.	187,000	585,210
Techtronic Industries Co. Ltd.	280,500	2,274,012
Television Broadcasts Ltd.	48,900	75,067
Town Health International Medical Group Ltd.(b)(c)	632,000	342
Value Partners Group Ltd.	583,000	317,595
VTech Holdings Ltd.	37,500	341,199
WH Group Ltd.(d)	1,683,000	1,616,915
Wharf Real Estate Investment Co. Ltd.	187,000	975,351
Wheelock & Co. Ltd.	66,000	405,015
Wynn Macau Ltd.	299,200	630,390
Xinyi Glass Holdings Ltd.	380,000	479,594
Yue Yuen Industrial Holdings Ltd.	187,000	521,391

		92,299,443

Japan — 67.9%
Acom Co. Ltd.	149,600	712,217
ADEKA Corp.	37,700	558,969
Advance Residence Investment Corp.	190	598,653
Advantest Corp.	37,500	2,030,954
Aeon Co. Ltd.	112,200	2,332,820
AEON Financial Service Co. Ltd.	19,000	303,446
Aeon Mall Co. Ltd.	37,500	631,776
AEON REIT Investment Corp.	375	511,372

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
AGC Inc.	37,400	$1,295,724
Aica Kogyo Co. Ltd.	18,700	598,690
Aida Engineering Ltd.	56,100	460,146
Aiful Corp.(a)	205,700	571,257
Aisin Seiki Co. Ltd.	18,700	637,510
Ajinomoto Co. Inc.	56,100	934,267
Alfresa Holdings Corp.	37,500	770,517
Alps Alpine Co. Ltd.	48,924	903,685
Amada Holdings Co. Ltd.	74,800	802,624
Amano Corp.	18,800	554,191
ANA Holdings Inc.	18,700	590,753
Anritsu Corp.	37,500	743,530
AOKI Holdings Inc.	19,000	188,273
Aozora Bank Ltd.	18,700	511,043
Asahi Group Holdings Ltd.	56,100	2,632,510
Asahi Intecc Co. Ltd.	37,400	1,050,727
Asahi Kasei Corp.	205,700	2,159,769
Astellas Pharma Inc.	336,600	6,057,465
Autobacs Seven Co. Ltd.	37,700	554,795
Azbil Corp.	37,400	1,029,332
Bandai Namco Holdings Inc.	37,400	2,200,832
Bank of Saga Ltd. (The)	19,000	273,645
Bank of the Ryukyus Ltd.	37,700	370,095
Benesse Holdings Inc.	18,700	520,187
Bic Camera Inc.	37,500	413,111
Bridgestone Corp.	93,500	3,365,258
Brother Industries Ltd.	56,100	1,119,567
Calbee Inc.	18,700	619,394
Canon Inc.	168,300	4,482,151
Canon Marketing Japan Inc.	19,000	461,568
Capcom Co. Ltd.	18,700	536,578
Casio Computer Co. Ltd.	37,500	708,931
Cawachi Ltd.	19,000	375,319
Central Japan Railway Co.	27,800	5,536,403
Chiba Bank Ltd. (The)	187,000	1,040,375
Chubu Electric Power Co. Inc.	112,200	1,540,376
Chugai Pharmaceutical Co. Ltd.	37,400	3,887,171
Chugoku Bank Ltd. (The)	74,800	725,329
Chugoku Electric Power Co. Inc. (The)	56,100	743,790
Citizen Watch Co. Ltd.	74,800	369,911
CKD Corp.	37,400	619,739
Coca-Cola Bottlers Japan Holdings Inc.	37,425	998,944
Colowide Co. Ltd.	19,400	399,509
COMSYS Holdings Corp.	19,000	559,210
Concordia Financial Group Ltd.	224,400	867,496
Corona Corp.	37,500	354,985
Cosmo Energy Holdings Co. Ltd.	18,700	369,393
CyberAgent Inc.	18,700	761,734
Dai Nippon Printing Co. Ltd.	56,100	1,576,090
Daibiru Corp.	37,700	473,054
Daifuku Co. Ltd.	18,700	1,161,148
Dai-ichi Life Holdings Inc.	187,000	2,857,148
Daiichi Sankyo Co. Ltd.	94,100	6,460,286
Daikin Industries Ltd.	37,500	5,409,535
Daikyonishikawa Corp.	19,000	132,878
Daio Paper Corp.	37,700	505,055
Daiseki Co. Ltd.	30,400	837,238
Daito Trust Construction Co. Ltd.	18,700	2,226,540
Daiwa House Industry Co. Ltd.	93,500	2,985,685
Daiwa House REIT Investment Corp.	377	1,006,980

Security	Shares	Value

Japan (continued)
Daiwa Securities Group Inc.	336,600	$1,736,339
DCM Holdings Co. Ltd.	37,500	361,558
DeNA Co. Ltd.	19,000	314,665
Denso Corp.	74,800	3,134,581
Dentsu Group Inc.	37,400	1,262,942
DIC Corp.	18,700	504,142
Disco Corp.	4,200	1,001,319
DMG Mori Co. Ltd.	37,700	540,186
Duskin Co. Ltd.	37,700	1,055,677
East Japan Railway Co.	56,100	5,020,713
EDION Corp.	37,500	393,735
Eiken Chemical Co. Ltd.	18,700	378,710
Eisai Co. Ltd.	37,400	2,874,056
Electric Power Development Co. Ltd.	19,000	434,571
EPS Holdings Inc.	19,000	231,397
FamilyMart Co. Ltd.	40,900	908,679
Fancl Corp.	19,300	514,975
FANUC Corp.	37,400	7,011,745
Fast Retailing Co. Ltd.	9,400	5,146,432
FCC Co. Ltd.	19,000	393,726
Financial Products Group Co. Ltd.	37,700	357,921
Fuji Corp./Aichi	37,500	605,826
Fuji Electric Co. Ltd.	37,400	1,135,268
Fuji Oil Holdings Inc.	19,000	499,257
FUJIFILM Holdings Corp.	56,100	2,838,515
Fujitec Co. Ltd.	37,700	627,493
Fujitsu Ltd.	37,400	4,007,944
Fukuoka Financial Group Inc.	39,932	709,223
Fukuoka REIT Corp.	564	976,729
Furukawa Electric Co. Ltd.	18,700	448,931
Glory Ltd.	18,700	545,205
GLP J-REIT	748	1,002,762
GMO internet Inc.	19,000	371,989
Godo Steel Ltd.	19,000	502,062
Hachijuni Bank Ltd. (The)	130,900	510,871
Hakuhodo DY Holdings Inc.	56,100	815,736
Hamamatsu Photonics KK	37,400	1,621,811
Hankyu Hanshin Holdings Inc.	37,400	1,542,446
Haseko Corp.	56,100	745,343
Hazama Ando Corp.	56,100	468,945
Heiwa Real Estate REIT Inc.	375	504,798
Heiwado Co. Ltd.	19,000	336,753
Hino Motors Ltd.	56,100	536,233
Hisamitsu Pharmaceutical Co. Inc.	18,700	969,636
Hitachi Chemical Co. Ltd.	19,000	805,508
Hitachi Construction Machinery Co. Ltd.	18,700	516,737
Hitachi High-Technologies Corp.	18,700	1,366,462
Hitachi Ltd.	168,900	6,591,752
Hitachi Transport System Ltd.	19,000	553,951
Hokkaido Electric Power Co. Inc.	37,500	178,184
Hokuetsu Corp.	37,400	176,329
Hokuhoku Financial Group Inc.	37,500	367,440
Hokuriku Electric Power Co.(a)	37,500	282,673
Honda Motor Co. Ltd.	261,800	6,838,177
House Foods Group Inc.	18,700	601,278
Hoya Corp.	74,800	7,315,403
Hulic Co. Ltd.	56,100	690,477
Hulic Reit Inc.	377	698,799
Ibiden Co. Ltd.	19,000	449,472
Ichigo Inc.	107,600	412,987

SCHEDULE OF INVESTMENTS	65

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ichigo Office REIT Investment	749	$810,608
Ichiyoshi Securities Co. Ltd.	75,100	426,134
Idemitsu Kosan Co. Ltd.	33,747	860,917
IHI Corp.	37,400	907,179
Iida Group Holdings Co. Ltd.	37,500	643,539
Iino Kaiun Kaisha Ltd.	93,500	309,697
Infomart Corp.	74,800	604,556
Inpex Corp.	187,000	1,777,954
Invesco Office J-Reit Inc.	4,886	1,041,349
Invincible Investment Corp.	1,683	852,486
Isetan Mitsukoshi Holdings Ltd.	74,800	594,204
Isuzu Motors Ltd.	93,500	942,893
Ito En Ltd.	18,700	923,052
ITOCHU Corp.	243,100	5,759,845
Itochu-Shokuhin Co. Ltd.	18,700	866,116
Itoham Yonekyu Holdings Inc.	74,800	477,572
J Front Retailing Co. Ltd.	56,100	688,407
JAC Recruitment Co. Ltd.	19,000	296,785
Japan Airlines Co. Ltd.	18,700	533,990
Japan Excellent Inc.	375	678,830
Japan Exchange Group Inc.	93,500	1,711,528
Japan Hotel REIT Investment Corp.	1,122	756,730
Japan Logistics Fund Inc.	190	514,333
Japan Post Bank Co. Ltd.	74,800	701,175
Japan Post Holdings Co. Ltd.	261,800	2,406,526
Japan Prime Realty Investment Corp.	187	864,391
Japan Real Estate Investment Corp.	187	1,364,737
Japan Rental Housing Investments Inc.	375	372,630
Japan Retail Fund Investment Corp.	561	1,199,278
Japan Securities Finance Co. Ltd.	56,200	262,372
Japan Tobacco Inc.	187,000	3,995,867
JFE Holdings Inc.	74,800	907,524
JGC Holdings Corp.	37,400	551,071
JSP Corp.	18,700	332,471
JSR Corp.	37,500	687,134
JTEKT Corp.	37,500	409,651
JXTG Holdings Inc.	542,300	2,345,622
Kadokawa Dwango(a)	37,700	641,058
Kagome Co. Ltd.	37,400	934,094
Kajima Corp.	93,500	1,212,908
Kakaku.com Inc.	37,500	995,064
Kamei Corp.	37,500	390,275
Kansai Electric Power Co. Inc. (The)	130,900	1,483,095
Kansai Paint Co. Ltd.	37,400	913,045
Kao Corp.	83,400	6,757,566
KDDI Corp.	299,800	9,047,800
Keikyu Corp.	37,400	699,104
Keio Corp.	18,700	1,083,508
Keiyo Co. Ltd.	94,400	470,323
Kenedix Inc.	74,800	381,643
Kewpie Corp.	19,000	400,563
KEY Coffee Inc.	56,400	1,179,152
Keyence Corp.	30,800	10,619,514
Kikkoman Corp.	25,300	1,253,504
Kintetsu Group Holdings Co. Ltd.	37,400	1,991,032
Kirin Holdings Co. Ltd.	130,900	2,913,653
Kitz Corp.	37,500	265,027
Kiyo Bank Ltd. (The)	37,500	547,700
Kobe Steel Ltd.	56,100	262,423
Koei Tecmo Holdings Co. Ltd.	56,120	1,496,913

Security	Shares	Value

Japan (continued)
Kohnan Shoji Co. Ltd.	19,000	$419,846
Koito Manufacturing Co. Ltd.	18,700	830,747
Kokuyo Co. Ltd.	37,500	563,616
Komatsu Ltd.	168,300	3,830,752
Komori Corp.	37,700	350,965
Konami Holdings Corp.	18,700	731,540
Konica Minolta Inc.	74,800	469,290
Konishi Co. Ltd.	37,500	536,629
Kose Corp.	3,100	421,304
Kubota Corp.	187,000	3,002,939
Kuraray Co. Ltd.	56,100	690,995
Kurita Water Industries Ltd.	18,700	558,145
Kyocera Corp.	56,100	3,765,017
KYORIN Holdings Inc.	19,000	347,271
Kyowa Exeo Corp.	19,000	482,954
Kyowa Kirin Co. Ltd.	37,500	894,727
Kyushu Electric Power Co. Inc.	74,800	621,119
Kyushu Financial Group Inc.	78,100	332,908
Kyushu Railway Co.	18,700	618,531
Lawson Inc.	18,700	1,093,860
Leopalace21 Corp.(a)(b)	74,800	217,392
Lifull Co. Ltd.	19,000	99,045
Lintec Corp.	37,700	835,845
Lion Corp.	37,500	723,809
LIXIL Group Corp.	56,100	950,312
M3 Inc.	93,500	2,777,783
Makita Corp.	37,400	1,468,257
Mani Inc.	30,400	777,776
Marubeni Corp.	317,900	2,332,371
Maruha Nichiro Corp.	18,700	453,590
Marui Group Co. Ltd.	37,400	877,503
Marusan Securities Co. Ltd.	56,200	272,224
Matsuda Sangyo Co. Ltd.	19,000	273,119
Matsui Securities Co. Ltd.	37,700	312,007
Matsumotokiyoshi Holdings Co. Ltd.	13,000	528,348
Mazda Motor Corp.	74,800	644,584
McDonald’s Holdings Co. Japan Ltd.	18,700	893,721
Mebuki Financial Group Inc.	336,690	761,074
Medipal Holdings Corp.	37,500	808,230
Megmilk Snow Brand Co. Ltd.	19,000	450,874
MEIJI Holdings Co. Ltd.	18,700	1,331,956
MINEBEA MITSUMI Inc.	74,800	1,508,629
Ministop Co. Ltd.	37,700	537,056
Mirait Holdings Corp.	37,700	572,535
MISUMI Group Inc.	56,100	1,434,268
Mitsubishi Chemical Holdings Corp.	243,100	1,794,344
Mitsubishi Corp.	224,400	5,844,731
Mitsubishi Electric Corp.	317,900	4,531,582
Mitsubishi Estate Co. Ltd.	205,700	4,084,204
Mitsubishi Heavy Industries Ltd.	56,100	2,082,820
Mitsubishi Materials Corp.	18,700	480,160
Mitsubishi Motors Corp.	112,200	427,537
Mitsubishi UFJ Financial Group Inc.	2,057,000	10,789,357
Mitsubishi UFJ Lease & Finance Co. Ltd.	74,800	478,952
Mitsui & Co. Ltd.	299,200	5,412,018
Mitsui Chemicals Inc.	37,400	847,138
Mitsui Fudosan Co. Ltd.	168,300	4,520,971
Mitsui Mining & Smelting Co. Ltd.	18,700	454,452
Mitsui OSK Lines Ltd.	18,700	463,942
Mizuho Financial Group Inc.	3,945,700	5,915,729

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Monex Group Inc.	74,800	$182,195
MonotaRO Co. Ltd.	37,400	922,017
Mori Hills REIT Investment Corp.	562	942,154
Mori Trust Sogo REIT Inc.	377	691,842
MOS Food Services Inc.	18,700	521,913
MS&AD Insurance Group Holdings Inc.	74,800	2,523,814
Murata Manufacturing Co. Ltd.	93,800	5,476,463
Nabtesco Corp.	18,700	557,282
Nagase & Co. Ltd.	19,000	267,860
Nagoya Railroad Co. Ltd.	37,400	1,109,388
NEC Corp.	54,900	2,492,116
NET One Systems Co. Ltd.	18,700	314,528
Neturen Co. Ltd.	37,500	295,820
Nexon Co. Ltd.(a)	93,700	1,283,799
NGK Insulators Ltd.	37,500	642,501
NGK Spark Plug Co. Ltd.	37,500	673,640
NHK Spring Co. Ltd.	37,500	307,930
Nichicon Corp.	37,500	347,719
NichiiGakkan Co. Ltd.	19,000	265,581
Nichi-Iko Pharmaceutical Co. Ltd.	37,700	450,445
Nidec Corp.	37,500	4,857,683
Nihon M&A Center Inc.	37,400	1,097,311
Nihon Parkerizing Co. Ltd.	37,500	401,347
Nihon Unisys Ltd.	19,400	601,412
Nikkiso Co. Ltd.	19,000	243,143
Nikkon Holdings Co. Ltd.	37,700	891,499
Nikon Corp.	56,100	693,065
Nintendo Co. Ltd.	19,400	7,297,486
Nippon Building Fund Inc.	187	1,514,841
Nippon Express Co. Ltd.	18,700	995,516
Nippon Light Metal Holdings Co. Ltd.	181,600	355,208
Nippon Paint Holdings Co. Ltd.	37,400	1,821,950
Nippon Paper Industries Co. Ltd.	19,000	314,315
Nippon Parking Development Co. Ltd.	444,000	589,897
Nippon Prologis REIT Inc.	375	1,079,485
Nippon Sheet Glass Co. Ltd.	37,500	208,285
Nippon Signal Co. Ltd.	37,500	481,616
Nippon Steel Corp.	130,928	1,854,869
Nippon Suisan Kaisha Ltd.	74,800	415,460
Nippon Telegraph & Telephone Corp.	224,400	5,769,162
Nippon Yusen KK	37,500	613,784
Nipro Corp.	19,000	219,302
Nishimatsuya Chain Co. Ltd.	56,200	486,892
Nishi-Nippon Financial Holdings Inc.	74,800	505,867
Nissan Chemical Corp.	18,700	791,064
Nissan Motor Co. Ltd.	355,300	1,965,238
Nisshin Seifun Group Inc.	56,500	978,982
Nisshinbo Holdings Inc.	37,500	331,457
Nissin Electric Co. Ltd.	19,000	232,099
Nissin Foods Holdings Co. Ltd.	18,700	1,425,123
Nitori Holdings Co. Ltd.	18,700	2,930,475
Nitto Denko Corp.	37,400	2,135,960
Nitto Kohki Co. Ltd.	19,000	416,515
Nomura Holdings Inc.	598,400	3,126,576
Nomura Real Estate Holdings Inc.	19,000	474,189
Nomura Real Estate Master Fund Inc.	748	1,316,773
Nomura Research Institute Ltd.	64,110	1,431,436
North Pacific Bank Ltd.	182,600	374,011
NSD Co. Ltd.	75,000	1,224,800
NSK Ltd.	74,800	642,513

Security	Shares	Value

Japan (continued)
NTT Data Corp.	112,200	$1,609,734
NTT DOCOMO Inc.	225,000	6,449,924
Obayashi Corp.	149,600	1,674,261
Obic Co. Ltd.	18,700	2,589,722
Odakyu Electric Railway Co. Ltd.	56,100	1,260,872
Oji Holdings Corp.	187,000	976,537
Okabe Co. Ltd.	56,400	450,118
Olympus Corp.	205,700	3,386,738
Omron Corp.	37,400	2,211,874
Ono Pharmaceutical Co. Ltd.	74,800	1,752,591
Orient Corp.	218,600	342,870
Oriental Land Co. Ltd.	37,400	4,920,644
ORIX Corp.	224,400	3,846,798
Orix JREIT Inc.	561	1,186,855
Osaka Gas Co. Ltd.	74,800	1,281,576
OSG Corp.	19,000	327,988
OSJB Holdings Corp.	144,600	362,884
Otsuka Holdings Co. Ltd.	74,800	3,390,620
Outsourcing Inc.	37,400	348,172
PALTAC Corp.	18,700	898,897
Pan Pacific International Holdings Corp.	74,800	1,219,464
Panasonic Corp.	392,700	3,992,761
Park24 Co. Ltd.	19,000	482,954
Penta-Ocean Construction Co. Ltd.	74,800	451,347
PeptiDream Inc.(a)	18,700	904,073
Persol Holdings Co. Ltd.	37,500	686,788
Pigeon Corp.	37,400	1,350,934
Proto Corp.	38,000	483,130
Raiznext Corp.	18,800	223,064
Rakuten Inc.(a)	168,300	1,329,195
Recruit Holdings Co. Ltd.	224,400	8,910,990
Relia Inc.	19,000	257,342
Renesas Electronics Corp.(a)	187,000	1,226,710
Resona Holdings Inc.	374,000	1,573,157
Ricoh Co. Ltd.	130,900	1,520,534
Ringer Hut Co. Ltd.	37,700	858,107
Rohm Co. Ltd.	18,700	1,388,891
Rohto Pharmaceutical Co. Ltd.	18,800	532,509
Round One Corp.	18,800	177,445
Royal Holdings Co. Ltd.	37,700	834,106
Ryohin Keikaku Co. Ltd.	38,600	656,006
Saizeriya Co. Ltd.	18,700	414,252
Sakata Seed Corp.	18,700	606,454
San ju San Financial Group Inc.	19,000	278,027
Sanrio Co. Ltd.	18,700	374,914
Santen Pharmaceutical Co. Ltd.	74,800	1,418,912
Sanwa Holdings Corp.	56,100	603,521
SBI Holdings Inc.	56,200	1,336,750
Secom Co. Ltd.	37,400	3,351,628
Sega Sammy Holdings Inc.	37,500	518,637
Seibu Holdings Inc.	37,500	591,987
Seikagaku Corp.	37,700	409,053
Seiko Epson Corp.	56,100	838,511
Seino Holdings Co. Ltd.	37,500	487,152
Sekisui Chemical Co. Ltd.	74,800	1,271,914
Sekisui House Ltd.	112,200	2,444,104
Sekisui House Reit Inc.	935	802,279
Sekisui Plastics Co. Ltd.	37,400	269,152
Senshu Ikeda Holdings Inc.	126,300	234,223
Seven & i Holdings Co. Ltd.	130,900	5,093,005

SCHEDULE OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Seven Bank Ltd.	126,100	$381,610
Shikoku Electric Power Co. Inc.	37,500	321,770
Shimachu Co. Ltd.	19,000	550,445
Shimadzu Corp.	37,400	1,076,607
Shimano Inc.	18,700	2,908,908
Shimizu Corp.	131,500	1,374,632
Shin-Etsu Chemical Co. Ltd.	56,100	6,581,275
Shin-Etsu Polymer Co. Ltd.	74,800	653,555
Shinko Electric Industries Co. Ltd.	37,500	456,359
Shinsei Bank Ltd.	37,500	584,721
Shionogi & Co. Ltd.	56,100	3,398,039
Shiseido Co. Ltd.	74,800	4,890,968
Shizuoka Bank Ltd. (The)	131,500	942,709
Showa Corp.	19,000	400,388
Showa Denko KK	18,700	461,526
SKY Perfect JSAT Holdings Inc.	37,400	163,216
SMC Corp.	8,600	3,826,895
Sodick Co. Ltd.	37,700	302,268
Softbank Corp.	299,200	4,129,752
SoftBank Group Corp.	266,300	11,115,387
Sohgo Security Services Co. Ltd.	18,700	985,164
Sojitz Corp.	273,000	874,023
Sompo Holdings Inc.	56,100	2,139,238
Sony Corp.	224,400	15,979,326
Sony Financial Holdings Inc.	37,500	881,580
Square Enix Holdings Co. Ltd.	18,700	928,228
Stanley Electric Co. Ltd.	37,400	985,509
Star Micronics Co. Ltd.	19,000	249,103
Subaru Corp.	112,200	2,857,148
SUMCO Corp.	56,100	900,623
Sumitomo Chemical Co. Ltd.	337,200	1,468,454
Sumitomo Corp.	205,700	3,108,701
Sumitomo Dainippon Pharma Co. Ltd.	37,400	656,661
Sumitomo Electric Industries Ltd.	130,900	1,787,443
Sumitomo Forestry Co. Ltd.	37,500	531,093
Sumitomo Heavy Industries Ltd.	18,700	505,867
Sumitomo Metal Mining Co. Ltd.	37,400	1,091,789
Sumitomo Mitsui Construction Co. Ltd.	62,400	357,525
Sumitomo Mitsui Financial Group Inc.	224,400	8,041,423
Sumitomo Mitsui Trust Holdings Inc.	56,100	2,113,358
Sumitomo Realty & Development Co. Ltd.	56,100	2,096,277
Sumitomo Rubber Industries Ltd.	37,500	420,376
Suntory Beverage & Food Ltd.	18,700	801,416
Suzuken Co. Ltd.	18,700	730,678
Suzuki Motor Corp.	56,100	2,604,560
Sysmex Corp.	37,400	2,724,988
T&D Holdings Inc.	93,500	1,027,435
Taiheiyo Cement Corp.	18,700	514,839
Taisei Corp.	37,400	1,521,742
Taiyo Nippon Sanso Corp.	37,500	836,255
Taiyo Yuden Co. Ltd.	18,800	563,731
Takara Bio Inc.	19,000	361,471
Takara Holdings Inc.	37,400	336,094
Takasago Thermal Engineering Co. Ltd.	19,000	336,227
Takeda Pharmaceutical Co. Ltd.	261,800	10,210,164
Takeuchi Manufacturing Co. Ltd.	37,700	657,059
Tatsuta Electric Wire and Cable Co. Ltd.	56,200	302,298
TDK Corp.	18,700	2,047,968
Teijin Ltd.	37,500	683,328
Terumo Corp.	112,200	4,124,231

Security	Shares	Value

Japan (continued)
THK Co. Ltd.	37,400	$971,706
TIS Inc.	18,700	1,136,993
Tobu Railway Co. Ltd.	37,400	1,335,406
Tocalo Co. Ltd.	74,800	764,667
Toho Co. Ltd.	37,400	1,395,793
Toho Holdings Co. Ltd.	19,000	397,232
Tohoku Electric Power Co. Inc.	75,400	715,147
Tokai Rika Co. Ltd.	19,000	332,195
Tokai Tokyo Financial Holdings Inc.	149,600	456,868
Tokio Marine Holdings Inc.	112,200	6,195,664
Tokyo Broadcasting System Holdings Inc.	19,000	335,701
Tokyo Electric Power Co. Holdings Inc.(a)	261,800	1,050,727
Tokyo Electron Ltd.	26,700	6,035,429
Tokyo Gas Co. Ltd.	74,800	1,661,839
Tokyo Seimitsu Co. Ltd.	18,700	676,330
Tokyo Steel Manufacturing Co. Ltd.	37,500	285,787
Tokyo Tatemono Co. Ltd.	56,100	921,327
Tokyu Construction Co. Ltd.	37,500	267,103
Tokyu Corp.	93,500	1,666,670
Tokyu Fudosan Holdings Corp.	93,500	669,428
Tokyu REIT Inc.	377	737,408
TOMONY Holdings Inc.	112,200	380,953
Topcon Corp.	37,400	533,127
Toppan Forms Co. Ltd.	56,400	649,418
Toppan Printing Co. Ltd.	56,700	1,148,805
Topre Corp.	19,000	296,434
Toray Industries Inc.	243,100	1,626,573
Toshiba Corp.	93,500	3,019,329
Tosoh Corp.	74,800	1,085,578
TOTO Ltd.	18,700	780,712
Towa Bank Ltd. (The)	56,100	418,738
Toyo Construction Co. Ltd.	74,800	361,629
Toyo Seikan Group Holdings Ltd.	37,500	649,075
Toyo Suisan Kaisha Ltd.	18,700	793,652
Toyo Tire Corp.	37,700	481,055
Toyobo Co. Ltd.	19,000	265,756
Toyoda Gosei Co. Ltd.	19,000	441,934
Toyota Boshoku Corp.	19,000	280,832
Toyota Industries Corp.	37,400	2,070,397
Toyota Motor Corp.	374,000	26,404,466
Toyota Tsusho Corp.	37,400	1,323,329
Trend Micro Inc.(a)	18,700	993,791
TS Tech Co. Ltd.	18,700	529,677
TSI Holdings Co. Ltd.	74,900	357,967
Tsukui Corp.	37,500	199,290
Tsumura & Co.	18,700	517,599
Tsuruha Holdings Inc.	6,300	780,634
Ube Industries Ltd.	19,000	391,622
Unicharm Corp.	74,800	2,603,179
United Super Markets Holdings Inc.	37,400	337,475
United Urban Investment Corp.	561	1,005,695
Ushio Inc.	37,500	560,848
USS Co. Ltd.	56,100	1,035,199
VT Holdings Co. Ltd.	74,900	311,666
Wacom Co. Ltd.	56,100	209,110
Wakita & Co. Ltd.	37,700	356,182
West Japan Railway Co.	37,400	3,200,144
Yakult Honsha Co. Ltd.	18,700	957,559
Yamada Denki Co. Ltd.	112,200	570,394
Yamaha Corp.	19,300	1,007,870

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yamaha Motor Co. Ltd.	56,100	$1,067,290
Yamato Holdings Co. Ltd.	56,100	918,739
Yaskawa Electric Corp.	56,100	2,005,697
Yokogawa Electric Corp.	56,100	1,002,072
Yokohama Rubber Co. Ltd. (The)	19,000	331,144
Yoshinoya Holdings Co. Ltd.	18,800	428,436
Z Holdings Corp.	542,300	2,191,515
Zensho Holdings Co. Ltd.	19,400	415,797
ZOZO Inc.	18,700	314,528

		732,714,668

New Zealand — 1.0%
a2 Milk Co. Ltd.(a)	142,200	1,380,371
Air New Zealand Ltd.	101,478	185,194
Argosy Property Ltd.	161,983	149,903
Auckland International Airport Ltd.	163,264	913,927
Chorus Ltd.	102,571	433,454
Contact Energy Ltd.	109,906	529,175
Fisher & Paykel Healthcare Corp. Ltd.	116,970	1,763,743
Fletcher Building Ltd.	139,819	502,185
Goodman Property Trust	184,290	276,691
Infratil Ltd.	119,433	418,917
Kiwi Property Group Ltd.	146,286	148,157
Mercury NZ Ltd.	123,997	420,482
Meridian Energy Ltd.	226,304	782,789
Metlifecare Ltd.	70,222	312,201
New Zealand Refining Co. Ltd. (The)	56,550	59,652
Precinct Properties New Zealand Ltd.	168,181	204,616
Ryman Healthcare Ltd.	93,376	996,462
SKYCITY Entertainment Group Ltd.	77,685	182,997
Spark New Zealand Ltd.	278,637	840,291
Summerset Group Holdings Ltd.	83,631	482,766
Z Energy Ltd.	60,223	173,431

		11,157,404

Singapore — 3.5%
Ascendas REIT	433,267	999,920
Ascott Residence Trust	727,130	671,246
Cache Logistics Trust	218,500	112,060
CapitaLand Commercial Trust	451,876	682,002
CapitaLand Ltd.	355,600	943,126
CapitaLand Mall Trust	355,600	656,540
CapitaLand Retail China Trust	258,075	293,074
CDL Hospitality Trusts	329,600	376,713
City Developments Ltd.	93,500	726,134
ComfortDelGro Corp. Ltd.	411,700	654,545
COSCO Shipping International Singapore Co. Ltd.(a)	916,300	184,616
DBS Group Holdings Ltd.	301,900	5,611,549
ESR-REIT	528,982	211,221
Far East Hospitality Trust	355,600	177,162
First REIT	311,100	230,208
First Resources Ltd.	18,700	23,291
Frasers Centrepoint Trust	187,301	395,213
Frasers Commercial Trust	181,600	216,872
Genting Singapore Ltd.	1,084,600	683,388
Jardine Cycle & Carriage Ltd.	18,700	400,333
Keppel Corp. Ltd.	243,100	1,189,763
Keppel REIT	205,700	182,355
Lippo Malls Indonesia Retail Trust	1,683,000	265,107
Mapletree Commercial Trust	300,495	517,374
Mapletree Industrial Trust	199,700	406,745

Security	Shares	Value

Singapore (continued)
Mapletree Logistics Trust	392,720	$529,420
Mapletree North Asia Commercial Trust	355,600	310,033
OUE Commercial Real Estate Investment Trust	681,130	271,973
Oversea-Chinese Banking Corp. Ltd.	518,375	4,113,123
Raffles Medical Group Ltd.	236,200	179,975
Sabana Shari’ah Compliant Industrial REIT	528,680	180,113
SATS Ltd.	174,100	581,651
Sembcorp Industries Ltd.	200,300	311,111
Sembcorp Marine Ltd.(a)	237,100	201,506
Silverlake Axis Ltd.	1,346,400	369,917
Singapore Airlines Ltd.	74,800	468,562
Singapore Exchange Ltd.	128,100	816,521
Singapore Press Holdings Ltd.	223,300	330,476
Singapore Technologies Engineering Ltd.	365,300	1,099,995
Singapore Telecommunications Ltd.	1,252,900	3,029,211
Soilbuild Business Space REIT	644,748	238,551
Starhill Global REIT	355,600	191,491
Suntec REIT	299,500	403,751
United Overseas Bank Ltd.	203,700	3,829,542
UOL Group Ltd.	93,500	546,655
Venture Corp. Ltd.	56,100	671,194
Wilmar International Ltd.	299,200	857,112
Wing Tai Holdings Ltd.	144,600	211,884
Yangzijiang Shipbuilding Holdings Ltd.	476,100	331,376
Yanlord Land Group Ltd.	219,000	184,519
Yoma Strategic Holdings Ltd.(a)	888,333	205,015

		37,275,234

Total Common Stocks — 99.7% (Cost: $967,639,641)		1,076,064,579

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	341,183	2

Total Warrants — 0.0% (Cost: $0)		2

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 1.78%(e)(f)(g)	1,364,535	1,365,354
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.50%(e)(f)	99,000	99,000

		1,464,354

Total Short-Term Investments — 0.1% (Cost: $1,463,543)		1,464,354

Total Investments in Securities — 99.8% (Cost: $969,103,184)		1,077,528,935

Other Assets, Less Liabilities — 0.2%		1,969,482

Net Assets — 100.0%		$1,079,498,417

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

SCHEDULE OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF

(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of
Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,121,304	(1,756,769)	1,364,535	$1,365,354	$76,929	(b)	$(574)	$51
BlackRock Cash Funds: Treasury, SL Agency Shares	77,000	22,000	99,000	99,000	3,065		—	—

				$1,464,354	$79,994		$(574)	$51

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	7	03/19/20	$815	$18,930
TOPIX Index	15	03/12/20	2,323	(70,756)

				$(51,826)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$18,930

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$70,756

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$883,151

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(110,466)

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Pacific ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,491,627

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,075,970,585	$—	$93,994	$1,076,064,579
Warrants	—	—	2	2
Money Market Funds	1,464,354	—	—	1,464,354

	$1,077,434,939	$—	$93,996	$1,077,528,935

Derivative financial instruments(a)
Assets
Futures Contracts	$18,930	$—	$—	$18,930
Liabilities
Futures Contracts	(70,756)	—	—	(70,756)

	$(51,826)	$—	$—	$(51,826)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	71

Consolidated Schedule of Investments (unaudited) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Arcos Dorados Holdings Inc., Class A	74,786	$573,609
Banco BBVA Argentina SA, ADR(a)(b)	52,626	246,290
Banco Macro SA, ADR	32,258	989,353
Central Puerto SA, ADR	73,018	273,087
Cresud SACIF y A, ADR(a)(b)	28,283	158,950
Globant SA(a)	24,867	3,051,181
Grupo Financiero Galicia SA, ADR	73,156	1,049,788
Grupo Supervielle SA, ADR	51,473	148,757
Loma Negra Cia Industrial Argentina SA, ADR(a)(b)	61,663	425,475
Pampa Energia SA, ADR(a)(b)	45,241	595,824
Telecom Argentina SA, ADR	66,513	750,267
Transportadora de Gas del Sur SA, Class B	66,111	409,227
YPF SA, ADR	126,542	1,188,229

		9,860,037

Australia — 4.9%
Abacus Property Group	310,224	787,105
Adelaide Brighton Ltd.	374,946	913,667
Afterpay Ltd.(a)	125,717	3,244,415
AGL Energy Ltd.	470,199	6,279,754
ALS Ltd.	346,449	2,238,127
Altium Ltd.	85,206	2,271,949
Alumina Ltd.	2,006,568	2,928,386
AMP Ltd.	2,314,187	2,827,348
Ansell Ltd.	94,133	2,019,075
AP Eagers Ltd.	106,708	637,206
APA Group	841,886	6,385,593
Appen Ltd.	83,629	1,419,230
ARB Corp. Ltd.	94,103	1,171,749
Ardent Leisure Group Ltd.(a)	472,809	447,878
Aristocrat Leisure Ltd.	416,487	10,093,180
ASX Ltd.	144,122	8,265,651
Atlas Arteria Ltd.	566,932	3,085,599
Aurizon Holdings Ltd.	1,419,810	5,142,159
AusNet Services	1,114,616	1,320,738
Austal Ltd.	204,646	538,411
Australia & New Zealand Banking Group Ltd.	2,011,794	34,679,973
Avita Medical Ltd.(a)	1,556,394	703,301
Bank of Queensland Ltd.	270,579	1,385,714
Bapcor Ltd.	317,366	1,342,751
Beach Energy Ltd.	1,327,841	2,373,424
Bega Cheese Ltd.(b)	229,078	671,700
Bendigo & Adelaide Bank Ltd.	338,452	2,358,663
BHP Group Ltd.	2,088,121	55,076,952
BHP Group PLC	1,493,537	32,677,828
Bingo Industries Ltd.(b)	373,561	700,225
Blackmores Ltd.(b)	9,721	581,270
BlueScope Steel Ltd.	380,232	3,627,284
Boral Ltd.	846,786	2,823,066
Brambles Ltd.	1,135,241	9,598,634
Bravura Solutions Ltd.	204,503	757,082
Breville Group Ltd.	67,296	841,108
Brickworks Ltd.	57,743	769,642
BWP Trust	682,822	1,878,743
BWX Ltd.	68,998	192,615
Caltex Australia Ltd.	180,678	4,158,428
carsales.com Ltd.	170,993	1,973,484
Castile Resources Pty Ltd.(a)	48,225	6,457
Challenger Ltd.	380,947	2,282,473

Security	Shares	Value

Australia (continued)
Charter Hall Group	343,878	$2,960,488
Charter Hall Long Wale REIT	301,374	1,145,967
Charter Hall Retail REIT	393,071	1,239,396
CIMIC Group Ltd.	67,234	1,318,337
Cleanaway Waste Management Ltd.	1,518,140	2,073,290
Clinuvel Pharmaceuticals Ltd.(b)	28,586	530,092
Coca-Cola Amatil Ltd.	352,869	2,830,012
Cochlear Ltd.	41,019	6,619,821
Coles Group Ltd.	815,639	9,036,786
Collins Foods Ltd.	100,786	576,204
Commonwealth Bank of Australia	1,250,923	71,399,294
Computershare Ltd.	354,072	4,264,231
Cooper Energy Ltd.(a)	1,586,207	599,966
Corporate Travel Management Ltd.	63,322	754,982
Costa Group Holdings Ltd.	294,735	544,576
Credit Corp. Group Ltd.	37,086	879,877
Cromwell Property Group	1,662,623	1,363,477
Crown Resorts Ltd.	261,168	2,045,615
CSL Ltd.	323,006	67,476,537
CSR Ltd.	443,576	1,443,186
Dexus	770,059	6,557,361
Domain Holdings Australia Ltd.	306,522	777,712
Domino’s Pizza Enterprises Ltd.	43,663	1,604,445
Downer EDI Ltd.	420,037	2,083,645
Elders Ltd.	87,269	433,493
Emeco Holdings Ltd.(a)(b)	213,921	327,949
EML Payments Ltd.(a)	204,039	718,484
Evolution Mining Ltd.	1,116,467	2,772,923
FlexiGroup Ltd./Australia	280,920	394,930
Flight Centre Travel Group Ltd.	39,526	1,040,169
Fortescue Metals Group Ltd.	1,008,764	7,691,859
G8 Education Ltd.	342,383	438,934
Galaxy Resources Ltd.(a)(b)	370,713	254,378
Goodman Group	1,169,881	11,661,499
GPT Group (The)	1,305,025	5,241,892
GrainCorp Ltd., Class A(a)	178,518	1,003,874
Growthpoint Properties Australia Ltd.	210,395	615,510
GUD Holdings Ltd.	117,672	946,881
GWA Group Ltd.	260,728	624,869
Harvey Norman Holdings Ltd.	481,482	1,363,448
Healius Ltd.	463,622	918,700
HUB24 Ltd.(b)	44,184	324,186
IDP Education Ltd.	107,899	1,283,580
IGO Ltd.	412,300	1,683,686
Iluka Resources Ltd.	318,968	2,075,541
IMF Bentham Ltd.(a)	159,889	505,218
Incitec Pivot Ltd.	1,122,174	2,464,064
Inghams Group Ltd.	192,375	455,900
Insurance Australia Group Ltd.	1,649,173	7,816,593
InvoCare Ltd.(b)	118,516	1,063,956
IOOF Holdings Ltd.	244,960	1,297,148
IPH Ltd.	150,947	925,631
IRESS Ltd.	138,631	1,299,291
James Hardie Industries PLC	322,369	6,862,754
JB Hi-Fi Ltd.	85,558	2,271,597
Jumbo Interactive Ltd.	38,085	342,666
Kogan.com Ltd.(b)	42,736	147,626
Lendlease Group	405,737	4,921,764
Link Administration Holdings Ltd.	401,896	1,832,225
Lynas Corp. Ltd.(a)	527,716	773,682

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Macquarie Group Ltd.	229,072	$22,200,798
Magellan Financial Group Ltd.	91,181	4,106,235
Mayne Pharma Group Ltd.(a)	1,055,245	321,427
McMillan Shakespeare Ltd.	66,822	576,621
Medibank Pvt Ltd.	1,960,972	4,069,594
Megaport Ltd.(a)	76,602	570,760
Mesoblast Ltd.(a)(b)	285,951	574,290
Metcash Ltd.	698,261	1,224,721
Mineral Resources Ltd.	135,783	1,550,752
Mirvac Group	2,776,580	6,319,855
Monadelphous Group Ltd.	87,325	1,025,383
Myer Holdings Ltd.(a)(b)	782,632	230,530
Nanosonics Ltd.(a)	199,389	926,358
National Australia Bank Ltd.	2,031,455	35,168,491
nearmap Ltd.(a)(b)	304,816	345,880
Netwealth Group Ltd.	73,607	399,630
New Hope Corp. Ltd.	254,472	319,418
New South Resources Ltd.(a)	542,584	780,950
Newcrest Mining Ltd.	553,220	10,936,525
NEXTDC Ltd.(a)(b)	285,479	1,450,554
NIB Holdings Ltd.	337,716	1,223,114
Nine Entertainment Co. Holdings Ltd.	1,182,423	1,484,199
Northern Star Resources Ltd.	512,489	4,322,879
NRW Holdings Ltd.	306,449	642,126
Nufarm Ltd./Australia(a)	223,669	828,035
Oil Search Ltd.	960,577	4,655,740
oOh!media Ltd.	194,278	442,202
Orica Ltd.	275,276	4,207,191
Origin Energy Ltd.	1,292,845	7,097,057
Orocobre Ltd.(a)(b)	175,042	366,779
Orora Ltd.	838,907	1,808,372
OZ Minerals Ltd.	249,372	1,696,131
Pact Group Holdings Ltd.(a)	172,265	318,291
Pendal Group Ltd.	219,661	1,304,351
Perenti Global Ltd.	507,965	521,988
Perpetual Ltd.	40,283	1,151,510
Perseus Mining Ltd.(a)	941,480	727,966
Pilbara Minerals Ltd.(a)(b)	1,236,652	244,224
Platinum Asset Management Ltd.	240,458	763,019
PolyNovo Ltd.(a)(b)	443,442	831,214
Premier Investments Ltd.	80,996	1,078,491
Pro Medicus Ltd.	34,024	546,657
Qantas Airways Ltd.	362,713	1,556,464
QBE Insurance Group Ltd.	950,281	8,747,274
Qube Holdings Ltd.	1,012,594	2,331,910
Ramelius Resources Ltd.	502,536	442,396
Ramsay Health Care Ltd.	107,273	5,687,660
REA Group Ltd.	38,865	2,968,673
Regis Resources Ltd.	371,700	1,119,755
Reliance Worldwide Corp. Ltd.	586,442	1,766,671
Resolute Mining Ltd.(a)	561,458	432,248
Rio Tinto Ltd.	263,634	17,431,890
Sandfire Resources Ltd.	217,562	812,709
Santos Ltd.	1,292,800	7,520,888
Saracen Mineral Holdings Ltd.(a)	690,790	1,826,674
Scentre Group	3,790,657	9,795,347
Seek Ltd.	237,580	3,608,796
Seven Group Holdings Ltd.	106,219	1,440,654
Seven West Media Ltd.(a)	975,765	163,306
Shopping Centres Australasia Property Group	689,834	1,334,629

Security	Shares	Value

Australia (continued)
Sigma Healthcare Ltd.	933,244	$374,856
Silver Lake Resources Ltd.(a)	637,548	693,560
Sims Ltd.(b)	137,792	989,787
SmartGroup Corp. Ltd.	94,707	427,961
Sonic Healthcare Ltd.	329,708	6,990,296
South32 Ltd.	3,609,827	6,379,819
Southern Cross Media Group Ltd.	1,007,113	593,306
Spark Infrastructure Group	1,143,360	1,683,929
St. Barbara Ltd.	548,138	1,001,776
Star Entertainment Grp Ltd. (The)	605,845	1,695,336
Steadfast Group Ltd.	607,656	1,566,161
Stockland	1,717,130	5,655,699
Suncorp Group Ltd.	867,195	7,465,790
Super Retail Group Ltd.	127,331	799,567
Sydney Airport	773,778	4,346,066
Tabcorp Holdings Ltd.	1,486,826	4,668,217
Technology One Ltd.	199,356	1,137,069
Telstra Corp. Ltd.	2,882,906	7,411,050
TPG Telecom Ltd.	274,921	1,376,663
Transurban Group	1,935,134	20,338,958
Treasury Wine Estates Ltd.	525,946	4,587,791
Vicinity Centres	2,227,237	3,787,199
Virtus Health Ltd.	241,259	697,727
Viva Energy Group Ltd.(c)	815,390	938,884
Viva Energy REIT	440,837	817,478
Vocus Group Ltd.(a)	467,614	1,061,219
Washington H Soul Pattinson & Co. Ltd.	93,642	1,350,940
Webjet Ltd.(b)	103,302	812,577
Wesfarmers Ltd.	802,070	24,275,310
Western Areas Ltd.	270,338	465,113
Westgold Resources Ltd.(a)	251,023	368,024
Westpac Banking Corp.	2,477,054	41,655,574
Whitehaven Coal Ltd.	694,660	1,167,250
WiseTech Global Ltd.(b)	99,263	1,663,283
Woodside Petroleum Ltd.	661,511	15,380,125
Woolworths Group Ltd.	900,364	25,218,997
Worley Ltd.	250,607	2,556,797
Zip Co. Ltd.(a)(b)	167,193	452,186

		889,600,826

Austria — 0.2%
ams AG(a)	58,314	2,386,493
ANDRITZ AG	49,005	1,931,169
AT&S Austria Technologie & Systemtechnik AG	21,503	473,971
CA Immobilien Anlagen AG	52,259	2,302,059
DO & CO AG	5,840	582,470
Erste Group Bank AG	224,227	8,239,876
EVN AG	23,331	460,226
FACC AG(b)	25,289	335,743
IMMOFINANZ AG	65,937	1,830,439
Lenzing AG	10,626	840,788
Oesterreichische Post AG(b)	29,473	1,120,306
OMV AG	108,442	5,406,694
Raiffeisen Bank International AG	96,432	2,201,439
S IMMO AG	75,014	2,011,759
S&T AG(b)	45,891	1,238,862
Schoeller-Bleckmann Oilfield Equipment AG	11,133	513,244
Semperit AG Holding(a)(b)	22,522	304,998
Telekom Austria AG	130,579	1,049,131
UNIQA Insurance Group AG	131,031	1,240,081
Verbund AG	49,372	2,610,955

SCHEDULE OF INVESTMENTS	73

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Austria (continued)
Vienna Insurance Group AG Wiener
Versicherung Gruppe	40,319	$1,090,229
voestalpine AG	76,880	1,867,550
Wienerberger AG	82,463	2,341,297

		42,379,779

Belgium — 0.8%
Ackermans & van Haaren NV	13,313	2,131,876
Aedifica SA	15,321	2,071,406
Ageas	125,719	6,934,047
AGFA-Gevaert NV(a)	207,880	1,021,012
Anheuser-Busch InBev SA/NV	540,642	40,993,131
Barco NV	7,863	1,956,243
Befimmo SA	30,723	1,889,622
Bekaert SA	31,511	801,076
bpost SA	67,164	669,583
Cie. d’Entreprises CFE	9,435	1,029,903
Cofinimmo SA	11,469	1,827,691
Colruyt SA	37,351	1,868,866
D’ieteren SA/NV	24,366	1,571,540
Econocom Group SA/NV	97,201	276,836
Elia System Operator SA/NV	29,030	2,798,882
Euronav NV	136,607	1,359,463
Fagron	54,617	1,265,005
Galapagos NV(a)	31,606	7,078,710
Gimv NV	37,339	2,300,677
Groupe Bruxelles Lambert SA	50,418	5,068,820
KBC Ancora	34,090	1,699,279
KBC Group NV	173,860	12,766,426
Kinepolis Group NV	24,897	1,534,052
Melexis NV	16,185	1,155,093
Mithra Pharmaceuticals SA(a)(b)	11,306	306,216
Montea CVA	9,508	939,880
Ontex Group NV	54,566	989,895
Orange Belgium SA	31,905	648,450
Proximus SADP	101,557	2,894,670
Sofina SA	9,443	2,160,968
Solvay SA	51,770	5,366,533
Telenet Group Holding NV	31,787	1,478,803
Tessenderlo Group SA(a)	33,381	1,122,732
UCB SA	89,863	8,273,621
Umicore SA(b)	140,841	6,488,247
Warehouses De Pauw CVA	123,670	3,534,548

		136,273,802

Brazil — 1.4%
Aliansce Sonae Shopping Centers SA(a)	107,853	1,327,325
Ambev SA	3,383,400	14,132,964
Arezzo Industria e Comercio SA	45,000	634,997
Atacadao SA	249,700	1,320,008
B2W Cia. Digital(a)	147,071	2,450,466
B3 SA - Brasil, Bolsa, Balcao	1,512,139	17,056,128
Banco Bradesco SA	845,933	6,206,049
Banco BTG Pactual SA	156,000	2,737,963
Banco do Brasil SA	610,600	6,935,827
Banco Inter SA	53,400	589,203
Banco Santander Brasil SA	247,300	2,434,660
BB Seguridade Participacoes SA	488,900	3,979,159
BK Brasil Operacao e Assessoria a Restaurantes SA	141,400	541,345
BR Malls Participacoes SA	560,408	2,413,036

Security	Shares	Value

Brazil (continued)
BRF SA(a)	401,347	$2,869,280
CCR SA	859,200	3,667,421
Centrais Eletricas Brasileiras SA	157,900	1,449,210
Centrais Eletricas Brasileiras SA, New(a)	31,547	289,539
Cia. de Locacao das Americas	392,800	2,170,247
Cia. de Saneamento Basico do Estado de Sao Paulo	237,800	3,394,559
Cia. de Saneamento de Minas Gerais-COPASA	52,600	829,635
Cia. de Saneamento do Parana	51,600	1,224,417
Cia. Hering	115,800	672,592
Cia. Siderurgica Nacional SA	452,400	1,365,696
Cielo SA	933,772	1,544,906
Cogna Educacao	1,038,808	2,824,770
Cosan SA	106,900	1,993,782
CVC Brasil Operadora e Agencia de Viagens SA	113,500	969,461
Cyrela Brazil Realty SA Empreendimentos e Participacoes	208,200	1,549,350
Duratex SA	291,619	1,071,414
EcoRodovias Infraestrutura e Logistica SA(a)	165,500	686,670
EDP - Energias do Brasil SA	269,500	1,409,542
Embraer SA	491,500	2,086,424
Energisa SA	127,100	1,640,931
Eneva SA(a)	128,600	1,316,019
Engie Brasil Energia SA	132,275	1,611,166
Equatorial Energia SA	586,740	3,273,359
Ez Tec Empreendimentos e Participacoes SA	78,048	1,015,498
Fleury SA	149,400	1,083,812
Grendene SA	342,000	917,976
Guararapes Confeccoes SA	99,600	676,392
Hapvida Participacoes e Investimentos SA(c)	146,800	2,063,599
Hypera SA	249,000	2,072,645
Iguatemi Empresa de Shopping Centers SA	86,300	1,076,415
Iochpe Maxion SA	90,345	459,204
IRB Brasil Resseguros S/A	495,500	5,198,213
JBS SA	778,300	5,023,229
Klabin SA	487,100	2,365,255
Light SA	183,400	982,826
Linx SA	118,900	949,364
Localiza Rent a Car SA	436,858	5,482,639
LOG Commercial Properties e Participacoes SA	46,892	346,759
Lojas Americanas SA(a)	4,840	31,204
Lojas Renner SA	618,974	8,321,548
M. Dias Branco SA	94,800	911,562
Magazine Luiza SA	523,900	6,841,074
Marfrig Global Foods SA(a)	333,800	856,909
Movida Participacoes SA	136,600	672,891
MRV Engenharia e Participacoes SA	235,300	1,149,175
Multiplan Empreendimentos Imobiliarios SA	176,582	1,433,069
Natura & Co. Holding SA	460,354	5,125,757
Notre Dame Intermedica Participacoes SA	341,600	5,612,528
Odontoprev SA	206,600	853,813
Petro Rio SA(a)	75,500	846,830
Petrobras Distribuidora SA	499,700	3,367,779
Petroleo Brasileiro SA	2,175,200	15,448,972
Porto Seguro SA	68,000	1,052,323
Qualicorp Consultoria e Corretora de Seguros SA	165,400	1,604,747
Raia Drogasil SA	160,600	4,668,515
Rumo SA(a)	796,900	4,326,468
Santos Brasil Participacoes SA	254,800	448,393
Sao Martinho SA	140,400	823,689

74	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
SLC Agricola SA	84,500	$450,456
Smiles Fidelidade SA	54,400	489,864
Sul America SA	197,252	2,908,062
Suzano SA	390,100	3,621,428
TIM Participacoes SA	548,800	2,151,150
TOTVS SA	103,900	1,815,044
Transmissora Alianca de Energia Eletrica SA	215,800	1,563,486
Trisul SA	82,600	315,072
Ultrapar Participacoes SA	497,300	2,939,636
Vale SA	2,277,919	26,797,166
Via Varejo SA(a)	677,500	2,219,622
WEG SA	592,168	5,461,263
YDUQS Part	185,200	2,284,419

		249,797,260

Canada — 6.8%
Aecon Group Inc.	63,634	828,053
Ag Growth International Inc.	16,553	569,352
AGF Management Ltd., Class B, NVS	203,962	1,090,327
Agnico Eagle Mines Ltd.	169,141	10,461,407
Aimia Inc.(a)	81,447	205,072
Air Canada(a)	80,631	2,702,637
Alacer Gold Corp.(a)	266,534	1,253,519
Alamos Gold Inc., Class A	297,441	1,877,912
Alaris Royalty Corp.	55,944	924,257
Algonquin Power & Utilities Corp.	363,127	5,562,703
Alimentation Couche-Tard Inc., Class B	629,877	21,064,958
Allied Properties REIT	48,962	2,044,294
AltaGas Canada Inc.	15,618	395,011
AltaGas Ltd.	197,966	3,189,789
Altus Group Ltd.	30,901	1,012,860
Aphria Inc.(a)(b)	181,015	847,214
ARC Resources Ltd.	176,473	936,706
Aritzia Inc.(a)	63,727	1,206,069
Atco Ltd., Class I, NVS	48,798	1,904,618
ATS Automation Tooling Systems Inc.(a)	91,621	1,408,381
Aurinia Pharmaceuticals Inc.(a)	59,435	1,092,035
Aurora Cannabis Inc.(a)(b)	511,044	966,020
B2Gold Corp.	739,713	3,204,836
Badger Daylighting Ltd.	38,494	1,005,027
Ballard Power Systems Inc.(a)(b)	138,706	1,366,556
Bank of Montreal	446,253	34,055,662
Bank of Nova Scotia (The)	856,490	46,808,890
Barrick Gold Corp.	1,261,172	23,372,520
Barrick Gold Corp., New	20,556	384,595
Bausch Health Companies Inc.(a)	225,917	6,202,447
Baytex Energy Corp.(a)	273,261	297,528
BCE Inc.	91,526	4,315,573
Birchcliff Energy Ltd.	216,686	286,719
BlackBerry Ltd.(a)	373,525	2,276,369
Boardwalk REIT	25,874	923,799
Bombardier Inc., Class B(a)	1,551,286	1,442,729
Boralex Inc., Class A	62,618	1,306,761
Brookfield Asset Management Inc., Class A	634,611	38,857,358
BRP Inc.	28,931	1,477,886
CAE Inc.	193,481	5,742,036
Cameco Corp.	285,744	2,305,311
Canada Goose Holdings Inc.(a)(b)	43,995	1,318,636
Canadian Apartment Properties REIT	54,780	2,344,371
Canadian Imperial Bank of Commerce	312,244	25,479,092
Canadian National Railway Co.	507,746	47,478,695

Security	Shares	Value

Canada (continued)
Canadian Natural Resources Ltd.	840,384	$23,650,594
Canadian Pacific Railway Ltd.	98,410	26,158,584
Canadian Tire Corp. Ltd., Class A, NVS	41,415	4,444,468
Canadian Utilities Ltd., Class A, NVS	89,242	2,732,828
Canadian Western Bank	60,448	1,495,489
Canfor Corp.(a)	44,346	398,680
Canopy Growth Corp.(a)(b)	152,179	3,428,932
Capital Power Corp.	66,132	1,810,623
Cascades Inc.	52,355	447,722
CCL Industries Inc., Class B, NVS	109,728	4,630,388
Celestica Inc.(a)	101,619	920,491
Cenovus Energy Inc.	760,658	6,625,670
Centerra Gold Inc.(a)	173,604	1,391,405
CES Energy Solutions Corp.	210,883	310,931
CGI Inc.(a)	178,228	13,655,320
Charlottes Web Holdings Inc.(a)(b)	39,401	285,702
CI Financial Corp.	152,716	2,677,770
Cineplex Inc.	54,619	1,394,642
Cogeco Communications Inc.	13,223	1,038,804
Colliers International Group Inc.	27,313	2,215,935
Cominar REIT	51,626	568,743
Constellation Software Inc.	14,521	15,273,099
Corus Entertainment Inc., Class B, NVS	148,229	562,632
Cott Corp.	98,164	1,503,021
Crescent Point Energy Corp.	394,650	1,301,028
Cronos Group Inc.(a)(b)	138,383	997,157
Descartes Systems Group Inc. (The)(a)	66,460	2,981,416
Detour Gold Corp.(a)	130,862	2,345,038
Dollarama Inc.	218,269	7,441,495
Dream Unlimited Corp., Class A	162,451	1,435,902
ECN Capital Corp.	257,947	1,092,211
Eldorado Gold Corp.(a)	109,925	799,575
Element Fleet Management Corp.	308,151	2,961,400
Emera Inc.	182,295	8,126,810
Empire Co. Ltd., Class A, NVS	124,051	2,879,563
Enbridge Inc.	1,444,371	58,766,477
Endeavour Mining Corp.(a)(b)	64,700	1,325,750
Enerflex Ltd.	77,509	593,090
Enerplus Corp.	208,696	1,065,138
Enghouse Systems Ltd.	32,310	1,280,625
Equitable Group Inc.	9,888	787,646
ERO Copper Corp.(a)	51,017	701,288
Extendicare Inc.(b)	146,639	912,509
Fairfax Financial Holdings Ltd.	19,869	8,896,318
Finning International Inc.	113,744	1,968,621
First Capital Real Estate Investment Trust	146,128	2,394,309
First Majestic Silver Corp.(a)	141,156	1,423,781
First Quantum Minerals Ltd.	496,213	3,887,011
FirstService Corp.	28,887	2,844,033
Fortis Inc.	311,062	13,575,667
Fortuna Silver Mines Inc.(a)(b)	147,189	577,605
Franco-Nevada Corp.	134,986	15,353,630
Freehold Royalties Ltd.	143,722	767,213
Genworth MI Canada Inc.	39,527	1,745,399
George Weston Ltd.	56,082	4,522,434
Gibson Energy Inc.	98,731	1,982,757
Gildan Activewear Inc.	148,448	4,115,979
Granite REIT	25,458	1,376,509
Great Canadian Gaming Corp.(a)	41,339	1,245,593
Great-West Lifeco Inc.	186,814	4,843,561

SCHEDULE OF INVESTMENTS	75

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
H&R Real Estate Investment Trust	77,870	$1,259,415
HEXO Corp.(a)(b)	180,150	226,115
Home Capital Group Inc.(a)	44,365	1,058,346
Hudbay Minerals Inc.	222,642	683,472
Hudson’s Bay Co.	78,528	648,982
Husky Energy Inc.	261,524	1,702,561
Hydro One Ltd.(c)	213,444	4,341,343
iA Financial Corp. Inc.	74,031	4,076,729
IAMGOLD Corp.(a)	352,594	1,053,076
IGM Financial Inc.	35,868	1,037,895
Imperial Oil Ltd.	191,497	4,543,629
Innergex Renewable Energy Inc.	169,731	2,412,720
Intact Financial Corp.	101,045	10,953,704
Inter Pipeline Ltd.	301,866	5,032,812
Interfor Corp.(a)	65,304	691,777
InterRent REIT	68,730	874,098
Intertape Polymer Group Inc.	48,806	597,090
Ivanhoe Mines Ltd., Class A(a)	487,092	1,259,578
Jamieson Wellness Inc.	29,330	589,017
Just Energy Group Inc.	89,072	123,922
Kelt Exploration Ltd.(a)	154,591	444,177
Keyera Corp.	157,984	4,124,750
Killam Apartment REIT	46,205	704,316
Kinaxis Inc.(a)	21,046	1,748,542
Kinross Gold Corp.(a)	897,354	4,552,754
Kirkland Lake Gold Ltd.	148,859	6,108,335
Labrador Iron Ore Royalty Corp.	59,829	954,061
Largo Resources Ltd.(a)	256,937	205,930
Laurentian Bank of Canada	31,199	1,013,192
Lightspeed POS Inc.(a)	17,576	571,448
Linamar Corp.	39,739	1,310,060
Lithium Americas Corp.(a)(b)	65,778	247,187
Loblaw Companies Ltd.	128,177	6,710,503
Lucara Diamond Corp.	306,403	192,291
Lundin Mining Corp.	491,139	2,577,222
MAG Silver Corp.(a)	55,698	607,285
Magna International Inc.	211,922	10,750,329
Major Drilling Group International Inc.(a)	108,625	450,910
Manulife Financial Corp.	1,392,075	27,135,226
Maple Leaf Foods Inc.	62,759	1,229,982
Martinrea International Inc.	98,399	959,772
MediPharm Labs Corp.(a)(b)	99,910	212,277
MEG Energy Corp.(a)	199,637	1,020,412
Methanex Corp.	52,338	1,698,101
Metro Inc.	187,357	7,642,743
Morguard REIT	89,329	850,366
Morneau Shepell Inc.	110,764	2,901,111
MTY Food Group Inc.	19,426	848,836
Mullen Group Ltd.	75,293	514,079
National Bank of Canada	234,411	13,014,857
New Gold Inc.(a)	474,382	437,599
NexGen Energy Ltd.(a)	256,041	265,227
NFI Group Inc.	49,824	1,153,537
Norbord Inc.	38,399	1,128,554
North West Co. Inc. (The)	60,840	1,267,816
Northland Power Inc.	114,280	2,574,119
Northview Apartment Real Estate Investment Trust	66,443	1,542,826
Novagold Resources Inc.(a)	229,220	2,091,933
Nutrien Ltd.	414,313	17,696,527
NuVista Energy Ltd.(a)	230,434	371,120

Security	Shares	Value

Canada (continued)
OceanaGold Corp.	434,403	$909,830
Onex Corp.	58,870	3,779,111
Open Text Corp.	193,869	8,730,738
Organigram Holdings Inc.(a)	121,455	314,072
Osisko Gold Royalties Ltd.	88,538	883,673
Osisko Mining Inc.(a)	125,890	378,846
Pan American Silver Corp.	150,413	3,459,653
Parex Resources Inc.(a)	119,931	1,899,780
Parkland Fuel Corp.	109,809	3,823,451
Pason Systems Inc.	89,359	891,867
Pembina Pipeline Corp.	395,044	15,138,051
Poseidon Concepts Corp.(a)	293	0	(d)
Power Corp. of Canada	217,451	5,429,082
Power Financial Corp.	181,818	4,722,278
PrairieSky Royalty Ltd.	158,149	1,735,089
Premier Gold Mines Ltd.(a)(b)	207,752	249,764
Premium Brands Holdings Corp.	22,016	1,622,214
Pretium Resources Inc.(a)	135,462	1,475,942
Quebecor Inc., Class B	128,798	3,198,160
Real Matters Inc.(a)	57,470	604,010
Restaurant Brands International Inc.	184,239	11,247,557
Richelieu Hardware Ltd.	40,518	894,885
RioCan REIT	106,016	2,177,154
Ritchie Bros Auctioneers Inc.	79,302	3,350,046
Rogers Communications Inc., Class B, NVS	249,944	12,522,241
Royal Bank of Canada	1,002,738	79,291,021
Russel Metals Inc.	73,631	1,195,867
Sandstorm Gold Ltd.(a)	132,906	912,469
Saputo Inc.	167,064	5,136,155
Seabridge Gold Inc.(a)	41,782	583,820
Secure Energy Services Inc.	142,573	490,497
SEMAFO Inc.(a)	306,905	647,435
Seven Generations Energy Ltd., Class A(a)	169,521	851,098
Shaw Communications Inc., Class B, NVS	328,278	6,418,864
ShawCor Ltd.	70,872	563,739
Shopify Inc., Class A(a)	71,980	33,543,861
Sierra Wireless Inc.(a)	30,180	291,406
Silvercorp Metals Inc.	113,679	592,226
SilverCrest Metals Inc.(a)	49,218	326,371
Sleep Country Canada Holdings Inc.(c)	28,272	430,317
SmartCentres Real Estate Investment Trust	62,479	1,483,850
SNC-Lavalin Group Inc.	124,507	2,865,671
Spin Master Corp.(a)(c)	24,998	598,417
SSR Mining Inc.(a)	90,104	1,651,447
Stantec Inc.	76,569	2,278,167
Stars Group Inc. (The)(a)	165,030	3,940,605
Stella-Jones Inc.	40,178	1,138,005
Sun Life Financial Inc.	429,847	20,222,359
Suncor Energy Inc.	1,114,310	34,081,010
Superior Plus Corp.	167,189	1,460,083
Surge Energy Inc.(b)	471,344	356,390
TC Energy Corp.	670,337	36,782,243
Teck Resources Ltd., Class B	358,965	4,641,262
TELUS Corp.	129,664	5,201,070
TFI International Inc.	62,430	2,000,517
Theratechnologies Inc.(a)(b)	58,328	157,006
Thomson Reuters Corp.	143,849	11,571,657
TMX Group Ltd.	35,092	3,249,038
TORC Oil & Gas Ltd.	208,637	605,774
Torex Gold Resources Inc.(a)	69,282	953,934

76	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Toromont Industries Ltd.	59,452	$3,063,517
Toronto-Dominion Bank (The)	1,274,526	70,484,164
Total Energy Services Inc.	123,252	503,241
Tourmaline Oil Corp.	195,391	1,972,303
TransAlta Corp.	201,229	1,503,265
TransAlta Renewables Inc.	85,371	1,068,307
Transat AT Inc.(a)	20,657	252,404
Transcontinental Inc., Class A	70,303	827,125
Turquoise Hill Resources Ltd.(a)	785,986	511,094
Uni-Select Inc.	30,566	280,573
Vermilion Energy Inc.	120,243	1,736,525
Village Farms International Inc.(a)(b)	34,338	186,418
Wajax Corp.	36,415	410,531
Wesdome Gold Mines Ltd.(a)	90,657	618,295
West Fraser Timber Co. Ltd.	38,761	1,553,898
Westshore Terminals Investment Corp.(b)	60,008	729,597
Wheaton Precious Metals Corp.	319,230	9,403,955
Whitecap Resources Inc.	365,165	1,330,835
Winpak Ltd.	25,274	924,162
WSP Global Inc.	79,224	5,633,826
Yamana Gold Inc.	688,096	2,804,308

		1,235,479,682

Chile — 0.2%
AES Gener SA	1,968,692	366,086
Aguas Andinas SA, Class A	2,193,257	821,716
Banco de Chile	28,294,195	2,784,420
Banco de Credito e Inversiones SA	37,144	1,549,942
Banco Santander Chile	44,920,250	2,220,950
CAP SA	68,300	406,012
Cencosud SA	1,056,276	1,305,942
Cia. Cervecerias Unidas SA	128,787	1,136,306
Colbun SA	6,312,704	918,444
Empresa Nacional de Telecomunicaciones SA(a)	97,315	638,043
Empresas CMPC SA	798,496	1,829,869
Empresas COPEC SA	285,740	2,547,889
Enel Americas SA	28,853,347	5,682,495
Enel Chile SA	21,132,442	2,003,100
Engie Energia Chile SA	527,167	737,422
Inversiones Aguas Metropolitanas SA	543,099	508,688
Itau CorpBanca	89,356,225	434,096
Latam Airlines Group SA	176,087	1,461,940
Parque Arauco SA	518,666	1,185,359
SACI Falabella	518,843	2,034,590
SONDA SA	543,668	420,243
Vina Concha y Toro SA	468,020	840,377

		31,833,929

China — 8.2%
21Vianet Group Inc., ADR(a)(b)	57,967	535,615
3SBio Inc.(a)(c)	939,500	1,207,512
51job Inc., ADR(a)(b)	20,716	1,494,659
58.com Inc., ADR(a)	71,092	3,954,137
AAC Technologies Holdings Inc.(b)	530,000	3,805,265
Agile Group Holdings Ltd.	988,250	1,315,987
Agricultural Bank of China Ltd., Class A	5,032,400	2,529,566
Agricultural Bank of China Ltd., Class H	19,747,000	7,680,194
Aier Eye Hospital Group Co. Ltd., Class A	288,494	1,647,878
Air China Ltd., Class H	1,346,000	1,116,336
Ajisen China Holdings Ltd.	787,000	222,978
AK Medical Holdings Ltd.(c)	316,000	453,353

Security	Shares	Value

China (continued)
Alibaba Group Holding Ltd., ADR(a)	1,204,272	$248,790,552
Alibaba Health Information Technology Ltd.(a)	2,646,000	3,734,776
Alibaba Pictures Group Ltd.(a)	11,000,000	1,572,461
A-Living Services Co. Ltd., Class H(c)	323,500	1,085,291
Aluminum Corp. of China Ltd., Class H(a)	3,206,000	949,632
Angang Steel Co. Ltd., Class A	2,497,033	1,080,426
Anhui Conch Cement Co. Ltd., Class A	398,187	2,729,333
Anhui Conch Cement Co. Ltd., Class H	803,500	5,184,272
ANTA Sports Products Ltd.	765,000	6,714,156
Anxin-China Holdings Ltd.(a)(e)	1,004,000	1
Asia Cement China Holdings Corp.	403,500	513,410
Autohome Inc., ADR(a)(b)	44,371	3,393,494
AviChina Industry & Technology Co. Ltd., Class H	1,987,000	834,218
BAIC Motor Corp. Ltd., Class H(c)	1,248,000	621,999
Baidu Inc., ADR(a)(b)	198,830	24,567,435
Bank of Beijing Co. Ltd., Class A	3,427,593	2,652,875
Bank of China Ltd., Class A	4,355,000	2,245,038
Bank of China Ltd., Class H	55,388,000	21,613,368
Bank of Communications Co. Ltd., Class A	3,108,500	2,428,099
Bank of Communications Co. Ltd., Class H	5,661,000	3,645,250
Bank of Ningbo Co. Ltd., Class A	584,194	2,246,579
Bank of Shanghai Co. Ltd., Class A	1,664,196	2,117,437
Baoshan Iron & Steel Co. Ltd., Class A	2,204,584	1,709,444
Baozun Inc., ADR(a)(b)	34,142	1,028,016
BBMG Corp., Class H	2,594,000	701,542
Beijing Capital International Airport Co. Ltd., Class H	1,254,000	1,014,195
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	28,800	206,777
Beijing Enterprises Holdings Ltd.	299,000	1,315,001
Beijing Enterprises Water Group Ltd.	3,934,000	1,768,170
BEST Inc., ADR(a)(b)	147,918	785,445
Bitauto Holdings Ltd., ADR(a)(b)	20,361	307,451
BOE Technology Group Co. Ltd., Class A	2,841,300	1,915,082
Bosideng International Holdings Ltd.	3,062,000	1,017,394
Brilliance China Automotive Holdings Ltd.(b)	2,152,000	1,931,698
BYD Co. Ltd., Class H(b)	529,000	2,800,023
BYD Electronic International Co. Ltd.	558,000	1,095,174
Camsing International Holding Ltd.(a)(e)	264,000	33,149
CAR Inc.(a)(b)	696,000	463,408
CGN Power Co. Ltd., Class H(c)	8,845,000	2,187,073
Changyou.com Ltd., ADR	20,601	219,813
China Agri-Industries Holdings Ltd.	2,585,100	1,388,281
China Aoyuan Group Ltd.	926,000	1,254,558
China BlueChemical Ltd., Class H	1,770,000	378,395
China Cinda Asset Management Co. Ltd., Class H	7,112,000	1,437,989
China CITIC Bank Corp. Ltd., Class H	6,239,000	3,278,229
China Coal Energy Co. Ltd., Class H	1,619,000	554,616
China Communications Construction Co. Ltd., Class H	3,169,000	2,252,815
China Communications Services Corp. Ltd., Class H	1,734,000	1,176,857
China Conch Venture Holdings Ltd.	1,226,500	5,473,119
China Construction Bank Corp., Class H	69,286,000	53,091,695
China Dili Group(a)(b)	2,060,400	631,528
China Ding Yi Feng Holdings Ltd.	248,000	22,676
China East Education Holdings Ltd.(a)(c)	447,000	837,020
China Eastern Airlines Corp. Ltd., Class A(a)	1,769,693	1,288,832
China Education Group Holdings Ltd.	599,000	738,249
China Everbright Bank Co. Ltd., Class A	3,260,900	1,871,939

SCHEDULE OF INVESTMENTS	77

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Everbright Bank Co. Ltd., Class H	3,108,000	$1,252,822
China Everbright International Ltd.	2,446,629	1,751,891
China Everbright Ltd.(b)	864,000	1,337,465
China Evergrande Group	1,303,000	2,913,119
China First Capital Group Ltd.(a)	3,710,000	119,448
China Fortune Land Development Co. Ltd., Class A	420,093	1,583,717
China Galaxy Securities Co. Ltd., Class H	2,531,500	1,271,472
China Gas Holdings Ltd.	1,324,800	5,254,909
China Hongqiao Group Ltd.	1,686,000	833,783
China Huarong Asset Management Co. Ltd., Class H(c)	8,155,000	1,081,746
China International Capital Corp. Ltd., Class H(b)(c)	855,200	1,500,061
China International Travel Service Corp. Ltd., Class A	132,492	1,551,429
China Jinmao Holdings Group Ltd.	3,772,000	2,555,180
China Lesso Group Holdings Ltd.	910,000	1,181,316
China Life Insurance Co. Ltd., Class A	238,900	1,100,547
China Life Insurance Co. Ltd., Class H	5,158,000	12,514,871
China Literature Ltd.(a)(b)(c)	250,400	1,049,662
China Longyuan Power Group Corp. Ltd., Class H	2,139,000	1,272,673
China Lumena New Materials Corp.(a)(b)(e)	152,000	0	(d)
China Medical System Holdings Ltd.	997,000	1,340,478
China Mengniu Dairy Co. Ltd.(b)	1,960,000	7,269,636
China Merchants Bank Co. Ltd., Class A	1,046,893	5,502,960
China Merchants Bank Co. Ltd., Class H	2,655,177	12,959,756
China Merchants Port Holdings Co. Ltd.	980,000	1,519,556
China Merchants Securities Co. Ltd., Class A	1,151,958	3,084,368
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	870,988	2,254,957
China Metal Recycling Holdings Ltd.(a)(e)	3,000	0	(d)
China Minsheng Banking Corp. Ltd., Class A	4,337,999	3,766,355
China Minsheng Banking Corp. Ltd., Class H	3,693,500	2,597,137
China Mobile Ltd.	4,357,000	36,023,568
China Molybdenum Co. Ltd., Class H	3,333,000	1,244,794
China National Building Material Co. Ltd., Class H	2,718,000	2,628,776
China Oilfield Services Ltd., Class H	1,150,000	1,685,405
China Oriental Group Co. Ltd.	1,062,000	367,909
China Overseas Grand Oceans Group Ltd.	1,236,000	821,358
China Overseas Land & Investment Ltd.	2,656,000	8,636,814
China Overseas Property Holdings Ltd.(b)	945,000	579,299
China Pacific Insurance Group Co. Ltd., Class A	395,888	2,032,920
China Pacific Insurance Group Co. Ltd., Class H	1,833,400	6,174,376
China Petroleum & Chemical Corp., Class A	3,053,898	2,154,318
China Petroleum & Chemical Corp., Class H	17,338,200	9,221,853
China Power International Development Ltd.	6,088,000	1,183,902
China Railway Construction Corp. Ltd., Class A	1,468,100	1,974,853
China Railway Construction Corp. Ltd., Class H	1,097,500	1,078,433
China Railway Group Ltd., Class A	4,365,085	3,465,738
China Railway Group Ltd., Class H	1,764,000	974,586
China Railway Signal & Communication Corp. Ltd., Class H(c)	1,122,000	544,751
China Reinsurance Group Corp., Class H	4,273,000	610,829
China Renewable Energy Investment Ltd.(a)(e)	4,386	0	(d)
China Resources Beer Holdings Co. Ltd.	1,048,000	4,892,529
China Resources Cement Holdings Ltd.	1,608,000	1,820,284
China Resources Gas Group Ltd.	630,000	3,334,621
China Resources Land Ltd.	1,938,666	8,164,223
China Resources Medical Holdings Co. Ltd.	950,500	509,225
China Resources Pharmaceutical Group Ltd.(c)	1,207,500	1,015,464
China Resources Power Holdings Co. Ltd.	1,284,000	1,732,968

Security	Shares	Value

China (continued)
China SCE Group Holdings Ltd.	1,806,000	$958,251
China Shenhua Energy Co. Ltd., Class H	2,495,500	4,415,790
China Shineway Pharmaceutical Group Ltd.	347,000	302,093
China Shipbuilding Industry Co. Ltd., Class A	2,414,500	1,737,745
China Southern Airlines Co. Ltd., Class H(b)	1,330,000	745,084
China State Construction Engineering Corp. Ltd., Class A	2,746,280	2,145,164
China State Construction International Holdings Ltd.	1,440,000	1,151,644
China Taiping Insurance Holdings Co. Ltd.	1,189,168	2,508,541
China Telecom Corp. Ltd., Class H	10,386,000	4,066,175
China Tower Corp. Ltd., Class H(c)	30,830,000	6,471,803
China Traditional Chinese Medicine Holdings Co. Ltd.	1,950,000	909,091
China Travel International Investment Hong Kong Ltd.	2,944,000	473,928
China Unicom Hong Kong Ltd.	4,514,000	3,801,924
China United Network Communications Ltd., Class A	2,707,387	2,184,374
China Vanke Co. Ltd., Class A	580,900	2,403,964
China Vanke Co. Ltd., Class H	1,008,500	3,584,669
China Water Affairs Group Ltd.(b)	852,000	667,125
China Yangtze Power Co. Ltd., Class A	1,160,900	2,843,068
China Youzan Ltd.(a)	10,516,000	771,951
China Yuhua Education Corp Ltd.(c)	1,044,000	730,070
China ZhengTong Auto Services Holdings Ltd.	1,163,500	313,168
Chinasoft International Ltd.	1,800,000	1,068,655
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,763,000	812,830
CIFI Holdings Group Co. Ltd.	2,260,000	1,577,509
CITIC Ltd.	4,094,000	4,645,023
CITIC Resources Holdings Ltd.	4,378,000	250,900
CITIC Securities Co. Ltd., Class A	704,899	2,405,764
CITIC Securities Co. Ltd., Class H	1,325,500	2,587,874
CNOOC Ltd.	12,709,000	19,411,549
COFCO Meat Holdings Ltd.(a)(b)	1,225,000	261,884
Contemporary Amperex Technology Co. Ltd., Class A	134,499	2,507,788
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,020,000	449,252
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	2,262,500	815,851
COSCO SHIPPING Ports Ltd.	1,346,000	956,860
Country Garden Holdings Co. Ltd.	5,344,866	6,855,834
Country Garden Services Holdings Co. Ltd.(b)	897,000	2,934,204
CRRC Corp. Ltd., Class A	2,284,782	2,205,564
CRRC Corp. Ltd., Class H	2,790,000	1,850,442
CSPC Pharmaceutical Group Ltd.	3,310,000	7,374,596
Cstone Pharmaceuticals(a)	204,500	284,961
Dali Foods Group Co. Ltd.(c)	1,682,500	1,189,574
Daqin Railway Co. Ltd., Class A	1,817,500	1,998,451
Daqo New Energy Corp., ADR(a)(b)	9,927	502,108
Digital China Holdings Ltd.	865,000	441,139
Dongfeng Motor Group Co. Ltd., Class H	1,830,000	1,381,061
Dongyue Group Ltd.(b)	1,358,000	624,356
East Money Information Co. Ltd., Class A	697,000	1,500,937
ENN Energy Holdings Ltd.	564,800	6,626,393
Fanhua Inc., ADR	44,202	1,043,609
Far East Horizon Ltd.	1,476,000	1,311,594
FIH Mobile Ltd.(a)(b)	2,733,000	429,402
Focus Media Information Technology Co. Ltd., Class A	1,477,500	1,240,604

78	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	128,896	$1,973,345
Fosun International Ltd.	1,922,000	2,579,201
Fu Shou Yuan International Group Ltd.	851,000	718,948
Fuyao Glass Industry Group Co. Ltd., Class H(c)	393,600	1,135,448
GCL New Energy Holdings Ltd.(a)	12,380,000	223,210
GCL-Poly Energy Holdings Ltd.(a)	12,851,000	496,503
GDS Holdings Ltd., ADR(a)	44,908	2,322,193
Geely Automobile Holdings Ltd.(b)	3,622,000	5,849,384
Genertec Universal Medical Group Co. Ltd.(c)	930,500	637,518
Genscript Biotech Corp.(a)	680,000	1,579,827
GF Securities Co. Ltd., Class H	1,094,200	1,210,470
GOME Retail Holdings Ltd.(a)(b)	13,156,000	1,219,889
Great Wall Motor Co. Ltd., Class H	2,306,000	1,544,283
Gree Electric Appliances Inc. of Zhuhai, Class A	233,300	2,130,177
Greentown Service Group Co. Ltd.	956,000	1,014,493
Guangdong Investment Ltd.	2,098,000	4,279,813
Guangzhou Automobile Group Co. Ltd., Class H	2,081,600	2,112,456
Guangzhou R&F Properties Co. Ltd., Class H	834,000	1,271,692
Guotai Junan Securities Co. Ltd., Class A	938,726	2,355,260
Haidilao International Holding Ltd.(b)(c)	288,000	1,112,699
Haier Smart Home Co. Ltd., Class A	487,900	1,293,811
Haitian International Holdings Ltd.	578,000	1,262,461
Haitong Securities Co. Ltd., Class A	1,412,429	2,934,661
Haitong Securities Co. Ltd., Class H	1,576,000	1,544,561
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	506,846	2,605,594
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	364,000	1,312,573
Harbin Electric Co. Ltd., Class H(a)	728,000	191,261
Henan Shuanghui Investment & Development Co. Ltd., Class A	298,700	1,248,067
Hengan International Group Co. Ltd.	510,500	3,747,440
HengTen Networks Group Ltd.(a)	26,632,000	349,839
Hua Hong Semiconductor Ltd.(b)(c)	394,000	960,023
Huadian Power International Corp. Ltd., Class H	1,456,000	481,902
Huaneng Power International Inc., Class H	2,612,000	1,241,263
Huaneng Renewables Corp. Ltd., Class H	3,628,000	1,490,466
Huatai Securities Co. Ltd., Class A	721,200	1,950,581
Huatai Securities Co. Ltd., Class H(c)	967,800	1,538,030
Huaxia Bank Co. Ltd., Class A	2,920,574	3,086,229
Huazhu Group Ltd., ADR(b)	100,030	3,451,035
Hutchison China MediTech Ltd., ADR(a)(b)	46,917	1,151,812
HUYA Inc., ADR(a)(b)	45,125	806,835
IGG Inc.	982,000	691,772
Industrial & Commercial Bank of China Ltd., Class A	3,381,400	2,761,982
Industrial & Commercial Bank of China Ltd., Class H	45,636,000	30,679,071
Industrial Bank Co. Ltd., Class A	1,128,498	2,995,770
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	393,700	1,722,592
Inner Mongolia Yitai Coal Co. Ltd., Class B	1,161,477	918,728
Innovent Biologics Inc.(a)(c)	555,000	2,144,265
iQIYI Inc., ADR(a)(b)	98,922	2,200,025
JD.com Inc., ADR(a)	534,248	20,135,807
Jiangsu Expressway Co. Ltd., Class H	898,000	1,116,009
Jiangsu Hengrui Medicine Co. Ltd., Class A	258,397	3,246,752
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	117,200	1,793,447
Jiangxi Copper Co. Ltd., Class H	941,000	1,117,338
Jiayuan International Group Ltd.	1,008,000	363,482

Security	Shares	Value

China (continued)
JinkoSolar Holding Co. Ltd., ADR(a)(b)	29,686	$555,128
JOYY Inc.(a)(b)	43,975	2,661,807
K Wah International Holdings Ltd.	1,155,000	566,723
Kaisa Group Holdings Ltd.	2,164,000	911,316
Kingboard Holdings Ltd.	588,000	1,567,515
Kingdee International Software Group Co. Ltd.(b)	1,676,000	1,817,399
Kingsoft Corp. Ltd.(a)(b)	588,000	1,806,050
Kunlun Energy Co. Ltd.	2,180,000	1,706,963
Kweichow Moutai Co. Ltd., Class A	58,130	8,739,256
KWG Group Holdings Ltd.	1,034,500	1,356,258
Lee & Man Paper Manufacturing Ltd.	1,259,000	880,420
Legend Holdings Corp., Class H(c)	335,200	626,808
Lenovo Group Ltd.	5,136,000	3,393,177
Li Ning Co. Ltd.	1,422,500	4,222,672
Logan Property Holdings Co. Ltd.	960,000	1,468,763
Longfor Group Holdings Ltd.(c)	1,262,500	5,381,750
Lonking Holdings Ltd.	2,154,000	571,448
Luxshare Precision Industry Co. Ltd., Class A	342,400	2,207,597
Luye Pharma Group Ltd.(b)(c)	1,038,000	673,740
Luzhou Laojiao Co. Ltd., Class A	134,500	1,587,426
Meitu Inc.(a)(b)(c)	1,818,000	353,537
Meituan Dianping, Class B(a)	722,000	9,233,165
MMG Ltd.(a)	2,030,000	462,736
Momo Inc., ADR	115,245	3,526,497
Muyuan Foodstuff Co. Ltd., Class A	128,200	1,495,313
NARI Technology Co. Ltd., Class A	486,100	1,261,272
NetDragon Websoft Holdings Ltd.	170,000	414,223
NetEase Inc., ADR	51,468	16,508,876
New China Life Insurance Co. Ltd., Class A	284,700	1,951,041
New China Life Insurance Co. Ltd., Class H	509,200	1,927,968
New Hope Liuhe Co. Ltd., Class A	390,000	1,010,253
New Oriental Education & Technology Group Inc., ADR(a)	104,755	12,732,970
Nexteer Automotive Group Ltd.	716,000	531,129
NIO Inc., ADR(a)(b)	502,854	1,900,788
Noah Holdings Ltd.(a)(b)	30,376	1,030,658
NOVA Group Holdings Ltd.(b)	1,445,000	290,306
PAX Global Technology Ltd.	1,439,000	669,009
People’s Insurance Co. Group of China Ltd. (The), Class H	5,807,000	2,093,987
PetroChina Co. Ltd., Class A	683,200	550,244
PetroChina Co. Ltd., Class H	14,940,000	6,637,948
Phoenix Media Investment Holdings Ltd.	3,212,000	206,828
PICC Property & Casualty Co. Ltd., Class H	4,770,520	5,154,563
Pinduoduo Inc., ADR(a)	139,425	4,910,548
Ping An Bank Co. Ltd., Class A	975,700	2,165,188
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	232,100	2,004,186
Ping An Insurance Group Co. of China Ltd., Class A	561,800	6,697,990
Ping An Insurance Group Co. of China Ltd., Class H	3,882,500	44,350,571
Poly Developments and Holdings Group Co. Ltd., Class A	885,000	1,937,375
Poly Property Group Co. Ltd.	2,520,000	989,839
Postal Savings Bank of China Co. Ltd., Class H(c)	5,420,000	3,385,362
Pou Sheng International Holdings Ltd.	2,014,000	601,744
Q Technology Group Co. Ltd.(a)(b)	322,000	462,790
Qudian Inc., ADR(a)(b)	120,128	345,969
Redco Properties Group Ltd.(c)	716,000	316,280
Ronshine China Holdings Ltd.	506,000	540,870
SAIC Motor Corp. Ltd., Class A	845,044	2,728,401

SCHEDULE OF INVESTMENTS	79

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Sany Heavy Equipment International Holdings Co. Ltd.	1,419,000	$692,605
Sany Heavy Industry Co. Ltd., Class A	975,600	2,233,231
Seaspan Corp.	78,138	943,126
Seazen Group Ltd(b)	1,386,000	1,406,545
Semiconductor Manufacturing International Corp.(a)(b)	2,282,800	4,204,052
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,440,000	1,722,830
Shanghai Electric Group Co. Ltd., Class H	2,768,000	823,459
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	424,000	1,141,238
Shanghai Industrial Holdings Ltd.	624,000	1,105,776
Shanghai Industrial Urban Development Group Ltd.	1,651,000	191,361
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	906,396	857,451
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	648,200	1,212,104
Shanghai Pudong Development Bank Co. Ltd., Class A	1,707,740	2,767,871
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	93,100	1,218,856
Shenwan Hongyuan Group Co. Ltd., Class A	4,547,400	3,129,958
Shenzhen International Holdings Ltd.	742,500	1,491,713
Shenzhen Investment Ltd.	7,554,000	2,626,666
Shenzhou International Group Holdings Ltd.	539,600	7,213,291
Shimao Property Holdings Ltd.	797,000	2,601,959
Shougang Fushan Resources Group Ltd.	4,368,000	866,298
Shui On Land Ltd.	5,597,500	1,124,561
Sihuan Pharmaceutical Holdings Group Ltd.(b)	3,657,000	419,159
SINA Corp.(a)	53,225	2,061,936
Sino Biopharmaceutical Ltd.	4,968,000	6,666,739
Sinofert Holdings Ltd.	4,186,000	409,710
Sino-Ocean Group Holding Ltd.	2,499,000	907,569
Sinopec Engineering Group Co. Ltd., Class H	1,025,500	557,330
Sinopec Kantons Holdings Ltd.	1,406,000	550,457
Sinopec Shanghai Petrochemical Co. Ltd., Class H	2,337,000	598,930
Sinopharm Group Co. Ltd., Class H	832,000	2,732,295
Sinotrans Ltd., Class H	2,219,000	685,856
Sinotruk Hong Kong Ltd.	547,000	951,010
Skyfame Realty Holdings Ltd.	3,598,000	468,001
Skyworth Group Ltd.(a)(b)	1,984,000	536,568
SOHO China Ltd.	2,428,500	932,006
SooChow Securities Co. Ltd., Class A	768,570	1,003,132
Sun Art Retail Group Ltd.	1,758,500	2,099,357
Sunac China Holdings Ltd.	1,736,000	8,495,666
Suncity Group Holdings Ltd.(a)	1,350,000	271,220
Suning.com Co. Ltd., Class A	1,569,551	2,241,319
Sunny Optical Technology Group Co. Ltd.	510,800	8,334,732
TAL Education Group, ADR(a)	279,812	13,962,619
Tencent Holdings Ltd.	4,075,100	195,754,266
Tencent Music Entertainment Group, ADR(a)	85,157	1,080,642
Tianli Education International Holdings Ltd.(b)	667,000	298,071
Tianneng Power International Ltd.(b)	724,000	487,646
Tingyi Cayman Islands Holding Corp.	1,336,000	2,264,261
Tong Ren Tang Technologies Co. Ltd., Class H	665,000	616,621
Towngas China Co. Ltd.	956,000	594,661
TravelSky Technology Ltd., Class H	643,000	1,402,777
Trip.com Group Ltd., ADR(a)	341,804	10,982,163
Tsingtao Brewery Co. Ltd., Class H	290,000	1,617,149

Security	Shares	Value

China (continued)
Uni-President China Holdings Ltd.	968,000	$992,322
Vipshop Holdings Ltd., ADR(a)	320,836	4,084,242
Wanhua Chemical Group Co. Ltd., Class A	249,287	1,847,902
Want Want China Holdings Ltd.	3,667,000	3,046,034
Weibo Corp., ADR(a)(b)	44,139	1,881,204
Weichai Power Co. Ltd., Class H	1,484,000	2,637,407
Wens Foodstuffs Group Co. Ltd., Class A	358,054	1,670,932
West China Cement Ltd.	3,298,000	535,162
Wharf Holdings Ltd. (The)	803,000	1,997,960
Wise Talent Information Technology Co. Ltd.(a)	130,800	291,082
Wuliangye Yibin Co. Ltd., Class A	206,900	3,727,438
WuXi AppTec Co. Ltd., Class A	120,092	1,642,716
WuXi AppTec Co. Ltd., Class H(c)	95,580	1,165,685
Wuxi Biologics Cayman Inc.(a)(c)	403,000	5,161,477
Xiaomi Corp., Class B(a)(c)	5,804,200	8,611,107
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	537,100	902,734
Xinyi Solar Holdings Ltd.	2,395,600	1,696,841
Xtep International Holdings Ltd.	968,000	442,556
Yadea Group Holdings Ltd.(c)	1,412,000	365,506
Yanzhou Coal Mining Co. Ltd., Class H	1,326,000	987,042
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(c)	145,800	844,956
Yihai International Holding Ltd.	355,000	2,018,474
Yuexiu Property Co. Ltd.	7,130,080	1,441,645
Yuexiu REIT	1,720,000	1,131,914
Yuexiu Transport Infrastructure Ltd.	1,204,000	1,052,835
Yum China Holdings Inc.	266,564	11,480,911
Yunnan Baiyao Group Co. Ltd., Class A	116,996	1,446,829
Yuzhou Properties Co. Ltd.	1,533,000	714,685
Zai Lab Ltd., ADR(a)	33,866	1,726,827
Zhaojin Mining Industry Co. Ltd., Class H	942,000	1,068,786
Zhejiang Expressway Co. Ltd., Class H	1,242,000	1,020,484
Zhenro Properties Group Ltd.	1,300,000	805,290
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	272,600	891,710
Zhongsheng Group Holdings Ltd.(b)	424,000	1,572,615
Zhuzhou CRRC Times Electric Co. Ltd., Class H	397,100	1,344,992
Zijin Mining Group Co. Ltd., Class H	4,456,000	1,956,878
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	977,200	726,145
ZTE Corp., Class A(a)	143,600	803,223
ZTE Corp., Class H(a)	531,640	1,735,640
ZTO Express Cayman Inc., ADR	241,762	5,251,071

		1,481,553,546

Colombia — 0.1%
Bancolombia SA	152,252	1,886,564
Cementos Argos SA	242,160	459,567
Corp. Financiera Colombiana SA(a)	113,752	1,079,383
Ecopetrol SA	3,667,818	3,405,399
Grupo Argos SA	222,218	1,134,106
Grupo de Inversiones Suramericana SA	173,628	1,622,194
Interconexion Electrica SA ESP	312,136	1,713,305

		11,300,518

Czech Republic — 0.0%
CEZ AS	141,311	3,096,818
Komercni Banka AS	55,381	1,909,459

		5,006,277

80	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark — 1.3%
ALK-Abello A/S(a)	4,861	$1,297,545
Alm Brand A/S	61,583	545,205
Ambu A/S, Series B(b)	120,269	2,202,647
AP Moller - Maersk A/S, Class A	2,621	2,953,962
AP Moller - Maersk A/S, Class B, NVS	4,462	5,354,387
Bavarian Nordic A/S(a)(b)	28,564	995,008
Carlsberg A/S, Class B	77,406	11,322,752
Chr Hansen Holding A/S	76,195	5,681,278
Coloplast A/S, Class B	86,383	10,901,397
D/S Norden A/S	31,302	422,181
Danske Bank A/S	452,119	7,569,566
Demant A/S(a)	78,771	2,558,202
Dfds A/S	30,956	1,302,811
DSV Panalpina A/S	153,805	16,732,240
FLSmidth & Co. A/S	32,219	1,106,082
Genmab A/S(a)	47,216	10,905,399
GN Store Nord A/S	93,222	4,629,753
H Lundbeck A/S	49,299	2,096,725
ISS A/S	114,001	2,767,462
Jyske Bank A/S, Registered(a)	45,873	1,746,934
Maersk Drilling A/S(a)	15,370	857,010
Matas A/S	35,975	339,299
Netcompany Group A/S(a)(c)	22,135	1,003,786
Nilfisk Holding A/S(a)	25,596	552,660
NKT A/S(a)	17,833	385,308
Novo Nordisk A/S, Class B	1,260,170	77,086,333
Novozymes A/S, Class B	152,588	7,962,766
Orsted A/S(c)	137,047	14,957,935
Pandora A/S	72,010	3,731,127
Per Aarsleff Holding A/S	17,880	544,884
Ringkjoebing Landbobank A/S	20,232	1,503,145
Rockwool International A/S, Class B	6,454	1,506,461
Royal Unibrew A/S	39,022	3,716,243
Scandinavian Tobacco Group A/S(c)	55,026	720,939
Schouw & Co. A/S	12,240	1,002,855
SimCorp A/S	31,227	3,466,142
Spar Nord Bank A/S	70,695	684,583
Sydbank A/S	49,118	1,069,279
Topdanmark A/S	30,308	1,431,049
Tryg A/S	82,995	2,515,690
Vestas Wind Systems A/S	135,206	13,489,823
Zealand Pharma A/S(a)	22,826	827,962

		232,446,815

Egypt — 0.0%
Commercial International Bank Egypt SAE	798,492	4,299,728
Eastern Co. SAE	267,081	253,727
Egyptian Financial Group-Hermes Holding Co.	1,171,993	1,195,729
EISewedy Electric Co.	1,172,455	837,044
Heliopolis Housing	135,359	182,649

		6,768,877

Finland — 0.8%
Adapteo OYJ(a)	35,999	418,902
Cargotec OYJ, Class B	34,398	1,274,729
Caverion OYJ	82,583	672,661
Citycon OYJ(b)	61,346	648,904
Cramo OYJ(b)	34,232	520,101
Elisa OYJ	100,876	6,074,712
Finnair OYJ	31,703	185,152
Fortum OYJ	313,066	7,584,104

Security	Shares	Value

Finland (continued)
Huhtamaki OYJ	76,816	$3,421,275
Kemira OYJ	99,623	1,505,886
Kesko OYJ, Class B	45,841	3,100,894
Kone OYJ, Class B	238,784	15,416,790
Konecranes OYJ	46,835	1,416,940
Metsa Board OYJ	173,850	1,054,817
Metso OYJ	72,617	2,584,026
Neste OYJ	304,816	12,120,162
Nokia OYJ	4,036,267	15,742,696
Nokian Renkaat OYJ	87,972	2,369,996
Nordea Bank Abp	2,305,119	18,204,381
Orion OYJ, Class B	73,351	3,468,542
Outokumpu OYJ(b)	262,147	903,490
Outotec OYJ(a)	124,716	719,523
Sampo OYJ, Class A	308,412	13,968,641
Sanoma OYJ	56,163	674,058
Stora Enso OYJ, Class R	407,231	5,307,211
TietoEVRY OYJ	51,471	1,681,544
Tokmanni Group Corp.	35,800	518,930
UPM-Kymmene OYJ	376,982	11,919,022
Uponor OYJ	70,294	953,494
Valmet OYJ	93,962	2,039,881
Wartsila OYJ Abp	312,186	3,831,558
YIT OYJ(b)	139,067	991,724

		141,294,746

France — 6.7%
ABC arbitrage	247,852	1,823,806
Accor SA	125,170	5,136,558
Aeroports de Paris	20,391	3,864,140
Air France-KLM(a)	134,124	1,247,355
Air Liquide SA	336,094	48,699,073
Airbus SE	416,306	61,470,328
Akka Technologies	9,366	652,865
AKWEL	26,168	542,868
Albioma SA	23,158	772,477
ALD SA(b)(c)	82,287	1,203,714
Alstom SA	132,776	7,054,006
Alten SA	21,979	2,718,256
Amundi SA(c)	41,424	3,362,621
APERAM SA	40,206	1,156,236
Arkema SA	49,226	4,528,929
Atos SE	69,665	5,801,016
AXA SA	1,352,402	36,089,472
Beneteau SA(b)	37,438	402,234
BioMerieux	27,567	2,732,676
BNP Paribas SA	786,604	41,881,535
Boiron SA	13,918	529,041
Bollore SA	604,634	2,461,784
Bonduelle SCA	22,130	527,276
Bouygues SA	155,655	6,163,315
Bureau Veritas SA	190,803	5,267,168
Capgemini SE	114,056	14,200,690
Carrefour SA	423,784	7,187,802
Casino Guichard Perrachon SA(b)	37,652	1,529,674
Cellectis SA(a)	43,865	682,501
CGG SA(a)	498,856	1,407,511
Chargeurs SA(b)	28,151	531,596
Cie. de Saint-Gobain	347,611	13,188,096
Cie. Generale des Etablissements Michelin SCA	123,301	14,347,431
Cie. Plastic Omnium SA	49,728	1,250,965

SCHEDULE OF INVESTMENTS	81

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
CNP Assurances	115,368	$2,080,133
Coface SA(a)	92,367	1,139,279
Constellium SE(a)	88,955	1,010,529
Covivio	30,641	3,640,122
Credit Agricole SA	799,207	10,831,883
Danone SA	438,021	35,144,044
Dassault Aviation SA	1,752	2,131,840
Dassault Systemes SE	93,958	16,316,274
DBV Technologies SA(a)	24,333	472,711
Derichebourg SA	90,328	328,934
Edenred	173,257	9,367,848
Eiffage SA	53,639	6,226,628
Electricite de France SA	422,939	5,228,361
Elior Group SA(c)	74,000	1,039,026
Elis SA	125,799	2,455,019
Engie SA	1,288,569	22,219,563
Eramet	7,657	323,552
EssilorLuxottica SA	202,631	30,146,606
Etablissements Maurel et Prom SA	102,240	287,222
Eurazeo SE	27,710	1,986,822
Eurofins Scientific SE(b)	8,376	4,511,191
Europcar Mobility Group(b)(c)	106,556	434,554
Eutelsat Communications SA	121,928	1,830,209
Faurecia SE	54,086	2,587,529
FIGEAC-AERO(a)	24,309	218,477
Fnac Darty SA(a)	14,338	700,086
Gaztransport Et Technigaz SA	17,868	1,811,821
Gecina SA	30,617	5,781,632
Genfit(a)(b)	37,360	642,151
Getlink SE	319,846	5,653,532
Guerbet	9,353	361,220
Hermes International	22,349	16,757,465
ICADE	18,803	2,100,419
ID Logistics Group(a)	3,371	659,732
Iliad SA(b)	18,469	2,429,475
Imerys SA	26,250	1,136,847
Ingenico Group SA	43,242	5,041,268
Innate Pharma SA(a)(b)	41,549	291,693
Interparfums SA	14,112	566,911
Ipsen SA	27,015	2,005,848
IPSOS	34,935	1,134,349
Jacquet Metal Service SA	37,126	580,940
JCDecaux SA	50,589	1,355,597
Kaufman & Broad SA	15,702	665,761
Kering SA	53,664	33,006,104
Klepierre SA	133,586	4,549,270
Korian SA	37,857	1,728,469
Lagardere SCA	36,122	686,522
Legrand SA	193,263	15,506,205
LISI	15,130	460,256
LNA Sante SA	9,188	466,851
L’Oreal SA	178,454	49,816,441
LVMH Moet Hennessy Louis Vuitton SE	196,988	86,294,839
Maisons du Monde SA(c)	39,780	529,010
Mercialys SA	35,848	452,091
Mersen SA	20,971	687,906
Metropole Television SA	25,136	418,393
Natixis SA	631,879	2,677,050
Nexans SA	22,246	1,085,473
Nexity SA	30,710	1,483,831

Security	Shares	Value

France (continued)
Oeneo SA	51,841	$790,515
Orange SA	1,397,294	19,828,306
Orpea	32,052	4,177,156
Pernod Ricard SA	150,861	26,164,327
Peugeot SA	423,242	8,728,776
Publicis Groupe SA	153,256	6,798,629
Quadient	35,604	856,992
Remy Cointreau SA	13,961	1,472,895
Renault SA	137,562	5,372,968
Rexel SA	171,154	2,051,312
Rubis SCA	61,131	3,783,580
Safran SA	234,027	37,851,954
Sanofi	800,751	77,158,773
Sartorius Stedim Biotech	19,750	3,547,875
Schneider Electric SE	395,560	39,680,319
SCOR SE	108,105	4,603,990
SEB SA	15,840	2,038,007
SES SA	260,385	3,204,445
Societe BIC SA	16,906	1,141,913
Societe Generale SA	564,391	18,279,017
Sodexo SA	61,170	6,412,802
SOITEC(a)	16,378	1,550,926
Solocal Group(a)(b)	484,713	235,276
Solutions 30 SE(a)(b)	71,800	833,085
Sopra Steria Group	12,713	2,037,204
SPIE SA	83,331	1,619,774
STMicroelectronics NV	499,155	13,989,510
Suez	241,934	3,976,091
Tarkett SA	26,708	369,677
Technicolor SA, Registered(a)(b)	303,032	210,056
Teleperformance	42,142	10,591,962
Television Francaise 1	52,874	399,325
Thales SA	75,945	8,350,580
TOTAL SA	1,690,702	82,711,677
Trigano SA	6,568	624,145
Ubisoft Entertainment SA(a)	60,481	4,600,600
Unibail-Rodamco-Westfield	82,472	11,205,087
Unibail-Rodamco-Westfield, New	14,724	2,000,481
Valeo SA	174,454	5,204,443
Vallourec SA(a)	269,477	683,873
Veolia Environnement SA	375,246	11,094,817
Vicat SA	16,639	694,241
Vinci SA	358,167	39,771,460
Virbac SA(a)	4,103	1,004,875
Vivendi SA	607,050	16,656,868
Wendel SA	18,009	2,406,884
Worldline SA(a)(c)	69,112	4,882,608

		1,213,548,905

Germany — 5.2%
Aareal Bank AG	44,376	1,456,637
adidas AG	128,860	40,813,007
ADLER Real Estate AG(a)	39,448	530,716
ADO Properties SA(c)	26,317	811,940
ADVA Optical Networking SE(a)	42,606	352,703
AIXTRON SE(a)	89,758	952,125
Allianz SE, Registered	302,441	72,345,406
alstria office REIT AG	98,365	1,952,335
Amadeus Fire AG	5,651	958,153
Aroundtown SA	692,030	6,546,325
AURELIUS Equity Opportunities SE & Co. KGaA	21,515	787,293

82	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Aurubis AG	23,873	$1,304,548
BASF SE	648,780	43,907,996
Bayer AG, Registered	664,726	53,812,247
Bayerische Motoren Werke AG	231,197	16,484,717
BayWa AG(b)	21,973	647,723
Bechtle AG	20,394	2,953,903
Beiersdorf AG	70,545	8,005,426
Bertrandt AG	7,635	441,670
Bilfinger SE	26,257	929,972
Borussia Dortmund GmbH & Co. KGaA	50,181	490,485
Brenntag AG	113,374	5,890,054
CANCOM SE	27,066	1,618,206
Carl Zeiss Meditec AG, Bearer	28,608	3,503,225
CECONOMY AG(a)	136,220	707,243
Commerzbank AG	715,891	4,125,423
CompuGroup Medical SE	20,171	1,330,034
Continental AG	79,430	9,061,226
Corestate Capital Holding SA	13,118	574,953
Covestro AG(c)	127,262	5,380,362
CTS Eventim AG & Co. KGaA	43,259	2,696,604
Daimler AG, Registered	644,068	29,838,583
Delivery Hero SE(a)(c)	82,794	6,387,797
Deutsche Bank AG, Registered	1,382,209	12,689,136
Deutsche Beteiligungs AG	9,980	420,827
Deutsche Boerse AG	134,925	21,987,492
Deutsche EuroShop AG	51,764	1,413,471
Deutsche Lufthansa AG, Registered	161,839	2,480,411
Deutsche Pfandbriefbank AG(c)	93,681	1,513,656
Deutsche Post AG, Registered	695,052	24,320,858
Deutsche Telekom AG, Registered	2,349,554	38,030,757
Deutsche Wohnen SE	255,225	10,804,503
Deutz AG	109,462	574,019
Duerr AG	37,699	1,133,020
E.ON SE	1,578,261	17,910,059
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,957	566,257
Evonik Industries AG	130,325	3,577,437
Evotec SE(a)(b)	91,343	2,460,812
Fraport AG Frankfurt Airport Services Worldwide	25,413	1,896,476
Freenet AG	89,164	1,980,184
Fresenius Medical Care AG & Co. KGaA	150,990	11,662,703
Fresenius SE & Co. KGaA	295,821	15,121,108
GEA Group AG	109,339	3,282,482
Gerresheimer AG	21,532	1,704,923
Grand City Properties SA	87,162	2,233,229
GRENKE AG(b)	19,858	1,979,497
Hamborner REIT AG	190,706	2,136,652
Hamburger Hafen und Logistik AG	37,423	924,000
Hannover Rueck SE	41,027	7,979,306
HeidelbergCement AG	102,981	6,993,492
Heidelberger Druckmaschinen AG(a)	287,433	284,132
HelloFresh SE(a)	98,482	2,346,462
Henkel AG & Co. KGaA	74,801	6,921,690
HOCHTIEF AG	15,990	1,853,525
HUGO BOSS AG	45,446	2,155,548
Hypoport AG(a)	2,548	902,170
Indus Holding AG	25,362	1,035,712
Infineon Technologies AG	891,622	19,342,962
Isra Vision AG	12,596	473,765
Jenoptik AG	42,754	1,180,709
K+S AG, Registered(b)	138,892	1,354,497

Security	Shares	Value

Germany (continued)
KION Group AG	46,832	$2,942,687
Kloeckner & Co. SE	72,006	459,232
Knorr-Bremse AG	33,235	3,628,225
Koenig & Bauer AG(b)	10,326	274,639
Krones AG(b)	11,958	908,415
KWS Saat SE & Co. KGaA	13,031	804,361
LANXESS AG	60,706	3,654,346
LEG Immobilien AG	46,258	5,708,149
Merck KGaA	91,507	11,753,196
METRO AG	123,190	1,719,459
MorphoSys AG(a)	22,574	2,831,869
MTU Aero Engines AG	38,111	11,589,179
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	100,281	29,594,299
Nemetschek SE	44,515	3,036,356
New Work SE	2,099	686,203
Nordex SE(a)(b)	55,930	730,763
Norma Group SE	22,856	834,845
OSRAM Licht AG	69,039	3,462,034
PATRIZIA AG	51,008	1,218,724
Pfeiffer Vacuum Technology AG	5,425	902,399
ProSiebenSat.1 Media SE	164,171	2,180,483
Puma SE	60,200	4,830,069
QIAGEN NV(a)	161,371	5,393,554
Rational AG	2,160	1,626,528
Rheinmetall AG	31,122	3,335,815
RHOEN-KLINIKUM AG	34,201	598,845
RIB Software SE(b)	32,299	682,587
Rocket Internet SE(a)(c)	61,558	1,440,777
RWE AG	413,658	14,366,754
SAF-Holland SA	42,565	296,231
Salzgitter AG	33,026	556,311
SAP SE	698,930	91,257,999
Scout24 AG(c)	79,170	5,452,806
SGL Carbon SE(a)(b)	54,668	244,271
Siemens AG, Registered	542,576	67,127,218
Siemens Healthineers AG(c)	101,730	4,789,077
Siltronic AG	16,508	1,786,974
Sixt SE	15,796	1,595,593
Software AG	41,475	1,385,773
Stabilus SA	19,731	1,204,374
Stroeer SE & Co. KGaA	24,229	1,930,557
Suedzucker AG	51,703	875,502
Symrise AG	94,336	9,716,243
TAG Immobilien AG	84,907	2,239,436
Takkt AG	24,781	325,703
Telefonica Deutschland Holding AG	555,761	1,683,240
thyssenkrupp AG(b)	287,597	3,558,454
TLG Immobilien AG	65,335	2,233,671
TUI AG	313,552	3,217,317
Uniper SE	135,814	4,456,575
United Internet AG, Registered(f)	87,769	2,849,883
Varta AG(a)(b)	10,639	906,662
Volkswagen AG	24,428	4,482,977
Vonovia SE	367,708	21,002,246
Vossloh AG	14,417	635,083
Wacker Neuson SE	27,668	445,514
Washtec AG	8,314	468,971
Wirecard AG	84,715	12,504,974
Zalando SE(a)(c)	97,764	4,705,297

SCHEDULE OF INVESTMENTS	83

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
zooplus AG(a)(b)	5,328	$479,445

		938,836,145

Greece — 0.1%
Alpha Bank AE(a)	962,260	1,934,407
Eurobank Ergasias SA(a)	1,791,857	1,655,111
FF Group(a)(e)	16,274	180
Hellenic Telecommunications Organization SA	155,639	2,328,469
Jumbo SA	81,083	1,650,658
Motor Oil Hellas Corinth Refineries SA	45,002	957,528
Mytilineos SA	92,704	953,377
National Bank of Greece SA(a)	394,801	1,261,804
OPAP SA	167,204	2,084,575
Piraeus Bank SA(a)	212,505	758,775
Public Power Corp. SA(a)	77,482	359,777
Terna Energy SA(a)	86,037	776,118
Titan Cement International SA(a)	30,169	625,871

		15,346,650

Hong Kong — 2.2%
Agritrade Resources Ltd.(b)	3,065,000	80,524
AIA Group Ltd.	8,615,200	86,264,060
ASM Pacific Technology Ltd.	213,500	2,917,275
Ausnutria Dairy Corp. Ltd.(b)	458,000	560,932
Bank of East Asia Ltd. (The)(b)	891,000	1,932,342
BeiGene Ltd., ADR(a)	27,682	4,217,629
BOC Hong Kong Holdings Ltd.	2,663,000	8,899,645
Brightoil Petroleum Holdings Ltd.(a)(b)(e)	1,325,000	124,567
Budweiser Brewing Co. APAC Ltd.(a)(b)(c)	849,200	2,580,989
Cafe de Coral Holdings Ltd.	312,000	702,361
Champion REIT	1,331,000	802,210
Chow Sang Sang Holdings International Ltd.	392,000	461,925
CK Asset Holdings Ltd.	1,856,888	12,004,762
CK Hutchison Holdings Ltd.	1,919,888	17,134,572
CK Infrastructure Holdings Ltd.	473,500	3,323,385
CLP Holdings Ltd.	1,175,000	12,279,778
Comba Telecom Systems Holdings Ltd.	1,870,000	686,358
Dah Sing Banking Group Ltd.	506,800	648,112
Dah Sing Financial Holdings Ltd.	213,200	771,539
Dairy Farm International Holdings Ltd.	262,000	1,349,300
Ever Sunshine Lifestyle Services Group Ltd.	650,000	521,513
First Pacific Co. Ltd.	2,155,000	679,951
Galaxy Entertainment Group Ltd.	1,540,000	10,213,911
Giordano International Ltd.	1,628,000	417,226
Glory Sun Financial Group Ltd.(b)	14,424,000	678,020
Guotai Junan International Holdings Ltd.	2,878,000	492,954
Haier Electronics Group Co. Ltd.	899,000	2,726,558
Haitong International Securities Group Ltd.(b)	3,221,000	937,483
Hang Lung Group Ltd.	587,000	1,462,038
Hang Lung Properties Ltd.	1,526,000	3,215,155
Hang Seng Bank Ltd.	541,100	11,024,227
Health and Happiness H&H International Holdings Ltd.(b)	165,500	702,292
Henderson Land Development Co. Ltd.	999,941	4,532,953
HK Electric Investments & HK Electric Investments Ltd.	1,949,000	1,947,770
HKBN Ltd.	622,500	1,082,274
HKT Trust & HKT Ltd.	2,593,600	3,887,945
Hong Kong & China Gas Co. Ltd.	7,316,131	14,095,393
Hong Kong Exchanges & Clearing Ltd.	843,700	28,120,074
Hongkong Land Holdings Ltd.	928,900	4,951,037

Security	Shares	Value

Hong Kong (continued)
Huishan Dairy(a)(e)	262,905	$508
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,204,000	403,055
Hysan Development Co. Ltd.	448,000	1,690,479
Jardine Matheson Holdings Ltd.	157,300	8,794,643
Jardine Strategic Holdings Ltd.	159,200	4,908,136
Johnson Electric Holdings Ltd.	380,750	848,301
Kerry Logistics Network Ltd.	573,500	918,794
Kerry Properties Ltd.	436,000	1,226,880
Kingboard Laminates Holdings Ltd.	1,123,000	1,165,679
Leyou Technologies Holdings Ltd.(a)	1,425,000	458,795
Lifestyle International Holdings Ltd.	513,000	514,658
Link REIT	1,520,100	15,465,479
Luk Fook Holdings International Ltd.	361,000	985,615
Man Wah Holdings Ltd.(b)	1,516,800	1,062,653
Mandarin Oriental International Ltd.	470,800	795,652
Melco International Development Ltd.	536,000	1,169,344
Melco Resorts & Entertainment Ltd., ADR	167,128	3,370,972
Microport Scientific Corp.	576,000	632,755
Minth Group Ltd.	516,000	1,601,514
MTR Corp. Ltd.	1,099,000	6,213,358
New World Development Co. Ltd.	4,349,666	5,495,270
NewOcean Energy Holdings Ltd.(a)(b)	1,074,000	152,146
Nine Dragons Paper Holdings Ltd.	1,263,000	1,206,900
Nissin Foods Co. Ltd.(b)	422,000	343,474
NWS Holdings Ltd.	1,102,000	1,427,722
Pacific Basin Shipping Ltd.	3,899,000	708,005
Pacific Textiles Holdings Ltd.	1,066,000	690,541
PCCW Ltd.	3,101,000	1,833,068
Power Assets Holdings Ltd.	1,032,000	7,482,595
Sa Sa International Holdings Ltd.(b)	1,380,000	245,257
Sands China Ltd.	1,700,000	8,319,489
Shangri-La Asia Ltd.	1,078,000	998,187
Shun Tak Holdings Ltd.	1,670,000	722,636
Sino Land Co. Ltd.	2,140,000	2,937,887
SITC International Holdings Co. Ltd.	1,088,000	1,289,083
SJM Holdings Ltd.	1,391,000	1,571,053
SmarTone Telecommunications Holdings Ltd.	550,500	405,525
SSY Group Ltd.	1,298,000	1,198,555
Sun Hung Kai Properties Ltd.	1,106,000	15,568,237
Swire Pacific Ltd., Class A	321,000	2,846,250
Swire Properties Ltd.	889,000	2,782,096
Techtronic Industries Co. Ltd.	975,000	7,904,319
Television Broadcasts Ltd.	228,200	350,313
Texwinca Holdings Ltd.	1,288,000	273,693
Town Health International Medical Group Ltd.(b)(e)	1,647,000	891
Value Partners Group Ltd.	1,197,000	652,077
Vitasoy International Holdings Ltd.(b)	520,000	1,891,847
VTech Holdings Ltd.	143,500	1,305,654
WH Group Ltd.(c)	6,816,000	6,548,360
Wharf Real Estate Investment Co. Ltd.	883,000	4,605,533
Wheelock & Co. Ltd.	559,000	3,430,353
Wynn Macau Ltd.	1,063,600	2,240,917
Xinyi Glass Holdings Ltd.(b)	1,286,000	1,623,047
Yue Yuen Industrial Holdings Ltd.	527,000	1,469,375

		392,178,664

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	266,311	396,799
MOL Hungarian Oil & Gas PLC	277,080	2,346,122
OTP Bank Nyrt	158,152	7,328,837

84	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary (continued)
Richter Gedeon Nyrt	100,192	$2,150,486

		12,222,244

India — 2.5%
Aarti Industries Ltd.	37,966	524,126
Aarti Surfactants Ltd.(a)	1,559	10,507
Aavas Financiers Ltd.(a)	17,596	491,712
Adani Enterprises Ltd.	98,525	316,807
Adani Ports & Special Economic Zone Ltd.	523,048	2,707,689
Adani Power Ltd.(a)	615,287	526,410
Adani Transmission Ltd.(a)	196,585	914,913
Aditya Birla Fashion and Retail Ltd.(a)	172,717	565,537
AIA Engineering Ltd.	44,157	1,099,137
Ambuja Cements Ltd.	533,952	1,530,227
Apollo Hospitals Enterprise Ltd.	69,684	1,621,264
Apollo Tyres Ltd.	260,507	607,847
Ashok Leyland Ltd.	989,777	1,136,702
Asian Paints Ltd.	211,620	5,325,235
Astral Poly Technik Ltd.	90,312	1,548,305
AU Small Finance Bank Ltd.(c)	109,608	1,634,885
Aurobindo Pharma Ltd.	191,670	1,293,066
Avenue Supermarts Ltd.(a)(c)	98,035	2,931,742
Axis Bank Ltd.	1,448,470	14,803,898
Bajaj Auto Ltd.	62,824	2,799,754
Bajaj Finance Ltd.	130,800	8,002,799
Bajaj Finserv Ltd.	30,048	3,975,688
Balkrishna Industries Ltd.	85,995	1,289,307
Balrampur Chini Mills Ltd.	131,304	305,822
Bandhan Bank Ltd.(c)	261,369	1,649,547
Bata India Ltd.	36,194	913,936
Berger Paints India Ltd.	164,338	1,290,039
Bharat Forge Ltd.	219,188	1,507,124
Bharat Petroleum Corp. Ltd.	465,403	2,980,288
Bharti Airtel Ltd.(a)	1,462,303	10,173,567
Bharti Infratel Ltd.	327,057	1,138,048
Birlasoft Ltd.(a)	292,063	324,776
Bosch Ltd.	6,763	1,316,035
Britannia Industries Ltd.	46,936	2,105,288
Century Textiles & Industries Ltd.	39,236	354,214
CESC Ltd.	53,194	529,461
Cipla Ltd.	244,240	1,529,634
City Union Bank Ltd.	252,175	817,230
Coal India Ltd.	891,021	2,268,837
Colgate-Palmolive India Ltd.	38,002	707,530
Container Corp. of India Ltd.	173,825	1,381,197
Crompton Greaves Consumer Electricals Ltd.	390,657	1,557,263
Dabur India Ltd.	387,746	2,693,831
DCB Bank Ltd.	337,351	843,171
Dish TV India Ltd.(a)	671,242	122,288
Divi’s Laboratories Ltd.	60,189	1,646,736
DLF Ltd.	376,946	1,375,827
Dr Lal PathLabs Ltd.(c)	16,453	408,388
Dr. Reddy’s Laboratories Ltd.	84,017	3,667,042
Edelweiss Financial Services Ltd.	381,017	509,126
Eicher Motors Ltd.	10,093	2,869,774
Escorts Ltd.	51,970	585,302
Exide Industries Ltd.	198,665	548,881
FDC Ltd./India(a)	253,663	833,427
Federal Bank Ltd.	1,133,715	1,451,352
Finolex Cables Ltd.	149,787	834,080
Fortis Healthcare Ltd.(a)	390,511	839,770

Security	Shares	Value

India (continued)
GAIL India Ltd.	1,164,632	$1,965,875
Gillette India Ltd.	11,525	1,008,933
Glenmark Pharmaceuticals Ltd.	126,883	551,576
GMR Infrastructure Ltd.(a)	2,306,935	738,724
Godrej Consumer Products Ltd.	266,484	2,512,006
Godrej Industries Ltd.	86,133	500,147
Godrej Properties Ltd.(a)	38,691	585,753
Graphite India Ltd.	52,593	219,931
Grasim Industries Ltd.	251,918	2,749,801
Havells India Ltd.	209,901	1,773,161
HCL Technologies Ltd.	789,001	6,539,119
HDFC Asset Management Co. Ltd.(c)	27,866	1,239,565
HDFC Life Insurance Co. Ltd.(c)	367,409	3,085,190
HEG Ltd.	11,635	174,980
Hero MotoCorp Ltd.	75,783	2,657,012
Hexaware Technologies Ltd.	93,737	478,291
Hindalco Industries Ltd.	904,463	2,400,029
Hindustan Petroleum Corp. Ltd.	432,559	1,409,079
Hindustan Unilever Ltd.	471,327	13,436,527
Housing Development Finance Corp. Ltd.	1,180,027	39,919,913
ICICI Bank Ltd.	3,381,951	24,912,904
ICICI Lombard General Insurance Co. Ltd.(c)	113,726	2,101,200
ICICI Prudential Life Insurance Co. Ltd.(c)	179,782	1,287,315
IDFC First Bank Ltd.(a)	1,971,615	1,124,545
IIFL Wealth Management Ltd.	13,478	252,901
Indiabulls Housing Finance Ltd.	210,420	903,517
Indiabulls Real Estate Ltd.(a)	196,526	293,312
Indiabulls Ventures Ltd.	148,270	366,636
Indian Hotels Co. Ltd. (The)	399,072	795,823
Indian Oil Corp. Ltd.	1,368,256	2,175,365
Indraprastha Gas Ltd.	158,107	1,124,469
Info Edge India Ltd.	58,693	2,342,250
Infosys Ltd.	2,448,711	26,627,577
InterGlobe Aviation Ltd.(c)	73,172	1,413,297
ITC Ltd.	2,515,635	8,289,970
Jammu & Kashmir Bank Ltd. (The)(a)	420,244	160,777
Jindal Steel & Power Ltd.(a)	312,242	769,693
JSW Steel Ltd.	663,578	2,331,346
Jubilant Foodworks Ltd.	67,383	1,784,966
Jubilant Life Sciences Ltd.	60,515	494,034
Kajaria Ceramics Ltd.	51,712	420,646
Karur Vysya Bank Ltd. (The)	666,771	448,049
KPIT Technologies Ltd.(a)	192,148	267,794
Larsen & Toubro Ltd.	344,540	6,611,479
LIC Housing Finance Ltd.	243,422	1,493,127
Lupin Ltd.	156,917	1,579,450
Mahanagar Gas Ltd.	32,935	541,651
Mahindra & Mahindra Financial Services Ltd.	247,308	1,280,079
Mahindra & Mahindra Ltd.	604,246	4,802,552
Manappuram Finance Ltd.	304,854	803,388
Marico Ltd.	370,713	1,638,291
Maruti Suzuki India Ltd.	78,245	7,580,798
Max Financial Services Ltd.(a)	126,388	896,933
Mindtree Ltd.	60,791	756,421
Motherson Sumi Systems Ltd.	773,812	1,449,864
Motilal Oswal Financial Services Ltd.	59,414	659,605
Mphasis Ltd.	73,351	955,827
Natco Pharma Ltd.	103,466	919,061
National Aluminium Co. Ltd.	619,322	369,298
NBCC India Ltd.	381,442	180,144

SCHEDULE OF INVESTMENTS	85

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
NCC Ltd./India	519,341	$398,471
Nestle India Ltd.	19,239	4,141,127
NIIT Technologies Ltd.	13,017	354,341
NTPC Ltd.	1,735,012	2,743,876
Oil & Natural Gas Corp. Ltd.	1,836,101	2,803,394
Page Industries Ltd.	4,552	1,558,920
Persistent Systems Ltd.	41,365	406,331
Petronet LNG Ltd.	471,321	1,760,250
Pfizer Ltd.	11,295	656,379
PI Industries Ltd.	44,196	964,251
Pidilite Industries Ltd.	103,145	2,185,620
Piramal Enterprises Ltd.	65,149	1,410,805
PNB Housing Finance Ltd.(c)	43,115	263,466
Power Finance Corp. Ltd.(a)	624,803	1,021,382
Power Grid Corp. of India Ltd.	1,415,088	3,705,416
Procter & Gamble Health Ltd.(a)	3,918	242,929
PVR Ltd.	25,309	694,053
Radico Khaitan Ltd.	47,143	261,852
Rajesh Exports Ltd.	62,231	628,088
Raymond Ltd.	37,297	336,291
RBL Bank Ltd.(c)	264,453	1,179,629
REC Ltd.	672,477	1,354,237
Reliance Industries Ltd.	2,046,343	40,482,361
Sadbhav Engineering Ltd.	165,719	300,980
SBI Life Insurance Co. Ltd.(c)	224,866	3,132,667
Shree Cement Ltd.	6,854	2,209,849
Shriram Transport Finance Co. Ltd.	133,269	1,906,004
Siemens Ltd.	47,614	1,001,057
SRF Ltd.	19,219	1,019,173
State Bank of India(a)	1,328,898	5,930,527
Sterlite Technologies Ltd.	151,492	265,057
Strides Pharma Science Ltd.	73,793	480,147
Sun Pharmaceutical Industries Ltd.	613,466	3,733,711
Symphony Ltd.	28,552	486,473
Tata Chemicals Ltd.	56,894	598,939
Tata Consultancy Services Ltd.	648,870	18,905,275
Tata Elxsi Ltd.	33,826	449,955
Tata Global Beverages Ltd.	349,915	1,880,074
Tata Motors Ltd.(a)	1,209,696	2,993,831
Tata Power Co. Ltd. (The)	1,072,989	873,639
Tata Steel Ltd.	285,544	1,755,501
Tech Mahindra Ltd.	347,706	3,881,619
Titan Co. Ltd.	232,736	3,873,905
Torrent Power Ltd.	96,376	418,418
Tube Investments of India Ltd.	38,244	274,111
UltraTech Cement Ltd.	78,653	4,867,596
United Spirits Ltd.(a)	206,727	1,793,280
UPL Ltd.	402,888	2,972,928
Varun Beverages Ltd.	42,058	452,128
Vedanta Ltd.	1,439,565	2,781,992
VIP Industries Ltd.	48,519	315,187
Vodafone Idea Ltd.(a)	5,645,835	419,338
Voltas Ltd.	68,618	667,549
Wipro Ltd.	865,868	2,873,385
Yes Bank Ltd.	1,410,073	775,607
Zee Entertainment Enterprises Ltd.	490,755	1,851,056

		450,582,781

Indonesia — 0.5%
Adaro Energy Tbk PT	11,207,200	1,005,406
AKR Corporindo Tbk PT	1,384,500	335,606

Security	Shares	Value

Indonesia (continued)
Alfa Energi Investama Tbk PT(a)	1,355,500	$17,967
Aneka Tambang Tbk	6,371,900	335,977
Astra International Tbk PT	14,581,500	6,780,851
Bank Central Asia Tbk PT	6,916,500	16,411,175
Bank Mandiri Persero Tbk PT	12,929,700	7,148,974
Bank Negara Indonesia Persero Tbk PT	5,397,600	2,846,043
Bank Rakyat Indonesia Persero Tbk PT	39,778,300	12,992,400
Bank Tabungan Negara Persero Tbk PT	4,703,893	644,180
Barito Pacific Tbk PT	20,590,800	1,967,850
Bukit Asam Tbk PT	2,346,600	379,787
Bumi Resources Tbk PT(a)	48,703,900	189,038
Bumi Serpong Damai Tbk PT(a)	8,142,000	664,836
Charoen Pokphand Indonesia Tbk PT	5,476,200	2,666,915
Ciputra Development Tbk PT	10,208,096	669,077
Gudang Garam Tbk PT	323,900	1,322,997
Hanjaya Mandala Sampoerna Tbk PT	6,719,100	1,018,567
Hanson International Tbk PT(a)(e)	63,791,600	233,583
Indah Kiat Pulp & Paper Corp. Tbk PT	2,039,900	1,008,372
Indocement Tunggal Prakarsa Tbk PT	1,366,600	1,648,827
Indofood CBP Sukses Makmur Tbk PT	1,810,700	1,508,364
Indofood Sukses Makmur Tbk PT	3,112,000	1,783,332
Japfa Comfeed Indonesia Tbk PT	3,518,500	386,507
Jasa Marga Persero Tbk PT	2,393,938	806,453
Kalbe Farma Tbk PT	15,582,300	1,631,834
Kresna Graha Investama Tbk PT(a)	14,139,400	497,028
Matahari Department Store Tbk PT	2,065,600	444,736
Medco Energi Internasional Tbk PT(a)	4,921,200	254,079
Media Nusantara Citra Tbk PT	4,648,900	541,322
Mitra Adiperkasa Tbk PT	14,439,700	1,015,168
Pabrik Kertas Tjiwi Kimia Tbk PT	1,208,600	805,438
Pakuwon Jati Tbk PT	13,450,300	512,205
Perusahaan Gas Negara Tbk PT	8,391,100	1,047,735
Pool Advista Indonesia Tbk PT(a)(e)	2,701,700	30,865
PP Persero Tbk PT	2,694,800	272,342
Sawit Sumbermas Sarana Tbk PT	12,323,800	722,010
Semen Indonesia Persero Tbk PT	2,207,800	1,932,128
Summarecon Agung Tbk PT	9,775,400	604,922
Surya Citra Media Tbk PT	6,164,600	650,093
Telekomunikasi Indonesia Persero Tbk PT	35,453,800	9,866,308
Tower Bersama Infrastructure Tbk PT	9,108,500	773,772
Trada Alam Minera Tbk PT(a)(e)	39,223,500	143,623
Unilever Indonesia Tbk PT	5,435,100	3,164,339
United Tractors Tbk PT	1,209,500	1,700,652
Waskita Karya Persero Tbk PT	4,464,300	402,130
Wijaya Karya Persero Tbk PT	2,221,800	307,521
XL Axiata Tbk PT(a)	2,366,600	502,610

		92,595,944

Ireland — 0.4%
AIB Group PLC	521,272	1,533,146
Bank of Ireland Group PLC	700,653	3,427,311
C&C Group PLC	283,528	1,338,013
CRH PLC(a)	574,565	21,597,986
Dalata Hotel Group PLC	144,841	732,741
Flutter Entertainment PLC	55,943	6,354,595
Glanbia PLC	146,306	1,707,296
Grafton Group PLC	180,903	2,193,891
Hibernia REIT PLC	1,124,303	1,709,447
Kerry Group PLC, Class A	111,267	14,217,195
Kingspan Group PLC	111,836	6,897,076
Origin Enterprises PLC	99,889	412,900

86	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	162,697	$5,639,811
UDG Healthcare PLC	189,402	1,873,772

		69,635,180

Israel — 0.5%
Airport City Ltd.(a)	64,871	1,145,253
Alony Hetz Properties & Investments Ltd.	82,357	1,366,308
Amot Investments Ltd.	161,485	1,178,200
Azrieli Group Ltd.	35,155	2,599,581
Bank Hapoalim BM	809,507	6,983,669
Bank Leumi Le-Israel BM	1,134,970	8,205,078
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	1,542,771	1,198,086
Caesarstone Ltd.	28,394	371,393
Check Point Software Technologies Ltd.(a)(b)	87,465	9,998,124
Clal Insurance Enterprises Holdings Ltd.(a)	30,591	389,434
CyberArk Software Ltd.(a)(b)	29,555	4,085,388
Delek Group Ltd.	4,878	632,162
Elbit Systems Ltd.	18,340	2,818,716
Fattal Holdings 1998 Ltd.	3,542	531,539
First International Bank of Israel Ltd.	108,871	3,057,335
Gazit-Globe Ltd.	142,684	1,659,188
Harel Insurance Investments & Financial Services Ltd.	100,325	686,881
Israel Chemicals Ltd.	523,571	2,218,206
Israel Corp. Ltd. (The)(a)	4,221	735,029
Israel Discount Bank Ltd., Class A	898,198	4,097,103
Ituran Location and Control Ltd.	17,295	440,677
Kornit Digital Ltd.(a)(b)	42,686	1,783,421
Mehadrin Ltd.(a)	1	31
Melisron Ltd.	14,701	968,144
Mizrahi Tefahot Bank Ltd.	101,244	2,768,873
Nice Ltd.(a)	47,612	8,256,456
Nova Measuring Instruments Ltd.(a)	25,933	1,006,201
Oil Refineries Ltd.	2,421,416	1,069,413
Paz Oil Co. Ltd.	9,873	1,201,898
Phoenix Holdings Ltd. (The)	118,825	653,659
Radware Ltd.(a)(b)	39,921	1,017,187
REIT 1 Ltd.	159,086	977,089
Shapir Engineering and Industry Ltd.	111,138	792,818
Shikun & Binui Ltd.	165,405	815,405
Shufersal Ltd.	152,005	952,552
Strauss Group Ltd.	71,044	2,093,135
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	780,207	8,114,153
Tower Semiconductor Ltd.(a)	78,958	1,807,474
UroGen Pharma Ltd.(a)(b)	15,940	468,795
Wix.com Ltd.(a)(b)	35,869	5,118,148

		94,262,202

Italy — 1.6%
A2A SpA	1,183,987	2,365,051
ACEA SpA	43,746	1,020,490
Amplifon SpA	89,787	2,555,211
Anima Holding SpA(c)	275,895	1,309,820
Assicurazioni Generali SpA	751,138	14,646,277
ASTM SpA	56,643	1,653,409
Atlantia SpA	359,186	8,824,769
Autogrill SpA	124,409	1,209,121
Azimut Holding SpA	81,188	1,996,491
Banca Generali SpA	46,937	1,493,888
Banca IFIS SpA	21,890	347,867
Banca Mediolanum SpA	162,841	1,470,752

Security	Shares	Value

Italy (continued)
Banca Monte dei Paschi di Siena SpA(a)(b)	182,859	$343,482
Banca Popolare di Sondrio SCPA	461,465	994,153
Banco BPM SpA(a)	1,094,249	2,243,397
Bio On SpA(a)(b)(e)	8,950	9,918
BPER Banca	323,504	1,487,805
Brunello Cucinelli SpA	24,408	887,747
Buzzi Unicem SpA	72,598	1,697,561
Cerved Group SpA	148,293	1,455,216
CIR-Compagnie Industriali Riunite SpA(b)	479,993	592,568
CNH Industrial NV	729,005	6,967,187
Credito Emiliano SpA	156,805	826,283
Credito Valtellinese SpA(a)	5,762,134	403,570
Danieli & C Officine Meccaniche SpA	40,694	667,437
Datalogic SpA(b)	18,501	320,664
Davide Campari-Milano SpA	416,943	4,033,752
De’ Longhi SpA	52,078	982,273
DiaSorin SpA	18,398	2,263,142
Enav SpA(c)	189,332	1,222,188
Enel SpA	5,717,253	49,768,189
Eni SpA	1,794,364	25,170,618
ERG SpA	64,584	1,527,347
Falck Renewables SpA	103,155	672,180
Ferrari NV	86,494	14,617,532
Fincantieri SpA(a)(b)	344,462	313,212
FinecoBank Banca Fineco SpA	392,954	4,605,113
Freni Brembo SpA(b)	139,825	1,599,126
Hera SpA	630,981	2,868,337
IMA Industria Macchine Automatiche SpA(b)	15,146	989,464
Infrastrutture Wireless Italiane SpA(c)	176,372	1,832,395
Interpump Group SpA	63,458	1,790,453
Intesa Sanpaolo SpA	10,480,589	26,080,565
Iren SpA	518,691	1,727,889
Italgas SpA	371,767	2,470,306
Juventus Football Club SpA(a)(b)	385,222	485,816
Leonardo SpA	116,988	1,449,444
Maire Tecnimont SpA(b)	109,482	282,694
MARR SpA	34,752	743,285
Mediaset SpA(a)(b)	319,564	845,334
Mediobanca Banca di Credito Finanziario SpA	429,791	4,292,366
Moncler SpA	136,350	5,893,021
Piaggio & C SpA	297,146	812,047
Pirelli & C SpA(c)	296,593	1,437,008
Poste Italiane SpA(c)	381,173	4,372,006
Prysmian SpA	175,429	3,903,762
Recordati SpA	75,620	3,237,275
Reply SpA	19,907	1,563,018
Saipem SpA(a)	423,009	1,756,982
Salvatore Ferragamo SpA	54,676	1,010,977
Saras SpA	466,636	626,757
Snam SpA	1,480,528	7,936,170
Societa Cattolica di Assicurazioni SC	151,428	1,198,182
Tamburi Investment Partners SpA	115,162	867,833
Technogym SpA(c)	105,432	1,312,111
Telecom Italia SpA/Milano(a)	6,302,960	3,400,270
Tenaris SA	318,626	3,293,730
Terna Rete Elettrica Nazionale SpA	1,036,214	7,229,902
Tod’s SpA(b)	9,588	388,040
UniCredit SpA	1,422,594	19,047,503
Unione di Banche Italiane SpA	692,136	2,075,570

SCHEDULE OF INVESTMENTS	87

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Unipol Gruppo SpA	352,259	$1,796,889

		283,582,207

Japan — 17.0%
77 Bank Ltd. (The)	61,800	959,059
ABC-Mart Inc.	23,200	1,506,924
Acom Co. Ltd.	401,100	1,909,559
Activia Properties Inc.	500	2,661,807
Adastria Co. Ltd.	25,000	496,609
ADEKA Corp.	81,700	1,211,348
Advance Residence Investment Corp.	926	2,917,645
Advantest Corp.	142,500	7,717,627
Aeon Co. Ltd.	468,500	9,740,875
Aeon Delight Co. Ltd.	23,300	813,678
AEON Financial Service Co. Ltd.	85,900	1,371,896
Aeon Mall Co. Ltd.	74,500	1,255,128
AGC Inc.	124,900	4,327,162
Ai Holdings Corp.	44,500	773,520
Aica Kogyo Co. Ltd.	44,400	1,421,488
Aichi Bank Ltd. (The)	14,800	463,588
Aiful Corp.(a)	431,100	1,197,224
Ain Holdings Inc.	21,200	1,306,601
Air Water Inc.	118,000	1,655,930
Aisin Seiki Co. Ltd.	107,500	3,664,829
Ajinomoto Co. Inc.	317,300	5,284,186
Akatsuki Inc.(b)	5,400	251,105
Alfresa Holdings Corp.	133,000	2,732,767
Alps Alpine Co. Ltd.	150,500	2,779,914
Amada Holdings Co. Ltd.	225,300	2,417,529
Amano Corp.	48,800	1,438,539
ANA Holdings Inc.	67,500	2,132,398
AnGes Inc.(a)(b)	92,100	502,201
Anicom Holdings Inc.	15,900	577,995
Anritsu Corp.(b)	99,500	1,972,833
Aoyama Trading Co. Ltd.	58,400	761,353
Aozora Bank Ltd.	77,900	2,128,891
Arcs Co. Ltd.	45,900	824,112
Ariake Japan Co. Ltd.	15,200	1,053,208
Aruhi Corp.	26,700	441,941
As One Corp.	14,700	1,342,713
Asahi Diamond Industrial Co. Ltd.	74,700	417,661
Asahi Group Holdings Ltd.	253,300	11,886,182
Asahi Holdings Inc.	32,900	833,845
Asahi Intecc Co. Ltd.	139,800	3,927,582
Asahi Kasei Corp.	905,300	9,505,295
Asics Corp.	117,200	1,745,267
ASKUL Corp.	18,300	606,145
Astellas Pharma Inc.	1,346,500	24,231,658
Atom Corp.(b)	92,800	874,187
Autobacs Seven Co. Ltd.	77,500	1,140,495
Avex Inc.	65,500	735,466
Awa Bank Ltd. (The)	31,600	709,932
Azbil Corp.	83,500	2,298,109
Bandai Namco Holdings Inc.	139,800	8,226,640
Bank of Kyoto Ltd. (The)	40,400	1,658,717
Bank of Nagoya Ltd. (The)	33,500	993,703
BayCurrent Consulting Inc.	11,000	781,473
Benefit One Inc.	59,800	1,064,852
Benesse Holdings Inc.	51,200	1,424,256
Bic Camera Inc.	108,700	1,197,470
BML Inc.	27,500	794,160

Security	Shares	Value

Japan (continued)
Bridgestone Corp.	399,900	$14,393,227
Broadleaf Co. Ltd.	147,500	831,503
Brother Industries Ltd.	171,900	3,430,546
Calbee Inc.	56,900	1,884,680
Canon Electronics Inc.	36,900	711,887
Canon Inc.	703,100	18,724,899
Canon Marketing Japan Inc.	47,200	1,146,631
Capcom Co. Ltd.	61,400	1,761,812
Casio Computer Co. Ltd.	139,100	2,629,662
Central Glass Co. Ltd.	32,600	724,879
Central Japan Railway Co.	100,600	20,034,608
Central Security Patrols Co. Ltd.	7,300	404,788
Chiba Bank Ltd. (The)	379,600	2,111,905
Chiyoda Co. Ltd.	52,900	720,887
Chubu Electric Power Co. Inc.	471,400	6,471,774
Chugai Pharmaceutical Co. Ltd.	161,300	16,764,723
Chugoku Bank Ltd. (The)	158,800	1,539,870
Chugoku Electric Power Co. Inc. (The)	178,700	2,369,257
Citizen Watch Co. Ltd.	231,700	1,145,834
Coca-Cola Bottlers Japan Holdings Inc.	85,375	2,278,820
cocokara fine Inc.	16,700	1,040,042
COLOPL Inc.	46,700	489,039
Colowide Co. Ltd.	53,400	1,099,680
Comforia Residential REIT Inc.	465	1,531,623
COMSYS Holdings Corp.	80,500	2,369,285
Concordia Financial Group Ltd.	773,400	2,989,847
COOKPAD Inc.(a)(b)	144,100	440,071
Cosmo Energy Holdings Co. Ltd.	45,600	900,767
Cosmos Pharmaceutical Corp.	7,700	1,706,454
Create SD Holdings Co. Ltd.	33,200	841,142
Credit Saison Co. Ltd.	113,500	1,859,815
CyberAgent Inc.(b)	70,000	2,851,409
CYBERDYNE Inc.(a)(b)	98,000	479,218
Dai Nippon Printing Co. Ltd.	170,900	4,801,315
Daicel Corp.	179,000	1,732,445
Daido Steel Co. Ltd.	23,500	920,400
Daifuku Co. Ltd.	73,500	4,563,870
Daiho Corp.	18,600	470,556
Dai-ichi Life Holdings Inc.	759,200	11,599,716
Daiichi Sankyo Co. Ltd.	405,100	27,811,497
Daiichikosho Co. Ltd.	32,700	1,614,107
Daikin Industries Ltd.	173,700	25,056,968
Daio Paper Corp.(b)	71,200	953,844
Daiseki Co. Ltd.	43,000	1,184,251
Daishi Hokuetsu Financial Group Inc.	43,300	1,093,836
Daito Trust Construction Co. Ltd.	48,900	5,822,342
Daiwa House Industry Co. Ltd.	398,500	12,725,087
Daiwa House REIT Investment Corp.	1,348	3,600,554
Daiwa Office Investment Corp.	240	1,926,466
Daiwa Securities Group Inc.	1,044,600	5,388,530
Daiwabo Holdings Co. Ltd.	17,200	975,965
DCM Holdings Co. Ltd.	133,100	1,283,291
Demae-Can Co. Ltd.(b)	21,100	200,127
DeNA Co. Ltd.	77,600	1,285,159
Denka Co. Ltd.	54,100	1,502,431
Denso Corp.	303,700	12,726,903
Dentsu Group Inc.	149,000	5,031,508
DIC Corp.	51,700	1,393,804
Digital Arts Inc.	9,600	453,494
Digital Garage Inc.	29,000	1,087,651

88	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dip Corp.	28,900	$937,247
Disco Corp.	19,500	4,648,983
DMG Mori Co. Ltd.	90,400	1,295,301
Doutor Nichires Holdings Co. Ltd.	44,900	857,941
Dowa Holdings Co. Ltd.	37,600	1,378,973
Duskin Co. Ltd.	50,900	1,425,303
DyDo Group Holdings Inc.	15,600	592,997
Earth Corp.	19,700	1,065,110
East Japan Railway Co.	211,000	18,883,609
Ebara Corp.	66,300	1,881,003
EDION Corp.	96,200	1,010,062
Eisai Co. Ltd.	178,600	13,724,772
Eizo Corp.	20,200	672,805
Electric Power Development Co. Ltd.	97,200	2,223,175
en-japan Inc.	26,100	1,063,168
eRex Co. Ltd.	24,000	369,129
Euglena Co. Ltd.(a)	66,700	523,089
Exedy Corp.	33,500	711,201
Ezaki Glico Co. Ltd.	33,600	1,452,378
FamilyMart Co. Ltd.	180,600	4,012,408
Fancl Corp.	60,400	1,611,633
FANUC Corp.	138,200	25,909,711
Fast Retailing Co. Ltd.	41,200	22,556,701
FCC Co. Ltd.	41,200	853,764
Financial Products Group Co. Ltd.	66,900	635,144
FP Corp.	20,700	1,273,876
Frontier Real Estate Investment Corp.	341	1,426,798
Fuji Co. Ltd./Ehime	36,300	617,922
Fuji Corp./Aichi	55,600	898,239
Fuji Electric Co. Ltd.	87,400	2,653,005
Fuji Oil Holdings Inc.	37,800	993,259
Fuji Seal International Inc.	39,800	846,785
Fuji Soft Inc.	23,400	956,424
FUJIFILM Holdings Corp.	258,600	13,084,490
Fujikura Ltd.	212,100	804,291
Fujitsu General Ltd.	51,900	1,183,235
Fujitsu Ltd.	138,100	14,799,386
Fukuoka Financial Group Inc.	120,600	2,141,948
Fukuoka REIT Corp.	930	1,610,564
Fukuyama Transporting Co. Ltd.	27,600	938,377
Funai Soken Holdings Inc.	34,200	880,046
Furukawa Electric Co. Ltd.	47,300	1,135,532
Fuyo General Lease Co. Ltd.	14,700	935,831
Giken Ltd.	15,300	683,937
Global One Real Estate Investment Corp.	1,134	1,516,046
Glory Ltd.	43,200	1,259,510
GLP J-REIT	2,441	3,272,384
GMO internet Inc.	50,100	980,876
GMO Payment Gateway Inc.(b)	29,100	1,908,945
GNI Group Ltd.(a)	34,300	584,193
Goldwin Inc.	16,100	998,219
Gree Inc.	145,800	622,830
GS Yuasa Corp.	61,200	1,234,333
GungHo Online Entertainment Inc.(a)	32,710	605,400
Gunma Bank Ltd. (The)	401,100	1,324,849
Gunosy Inc.(a)	13,100	147,456
Gunze Ltd.	15,700	638,082
H2O Retailing Corp.	71,300	659,814
Hachijuni Bank Ltd. (The)	377,900	1,474,851
Hakuhodo DY Holdings Inc.	151,100	2,197,108

Security	Shares	Value

Japan (continued)
Hamamatsu Photonics KK	102,200	$4,431,794
Hankyu Hanshin Holdings Inc.	166,500	6,866,771
Hankyu Hanshin REIT Inc.	762	1,226,118
Hanwa Co. Ltd.	29,600	732,729
Harmonic Drive Systems Inc.	28,900	1,330,544
Haseko Corp.	193,100	2,565,521
Hazama Ando Corp.	177,200	1,481,231
Heiwa Corp.	52,200	1,091,825
Heiwa Real Estate Co. Ltd.	38,300	1,143,152
Heiwa Real Estate REIT Inc.	1,660	2,234,571
Hikari Tsushin Inc.	15,900	3,962,347
Hino Motors Ltd.	168,800	1,613,478
Hirata Corp.	7,400	438,326
Hirose Electric Co. Ltd.	22,905	2,905,787
Hiroshima Bank Ltd. (The)	249,700	1,149,608
HIS Co. Ltd.(b)	27,700	645,315
Hisamitsu Pharmaceutical Co. Inc.	41,000	2,125,940
Hitachi Capital Corp.	60,300	1,669,050
Hitachi Chemical Co. Ltd.	78,400	3,323,781
Hitachi Construction Machinery Co. Ltd.	68,600	1,895,622
Hitachi High-Technologies Corp.	50,700	3,704,793
Hitachi Ltd.	691,500	26,987,544
Hitachi Metals Ltd.	140,500	2,206,311
Hitachi Transport System Ltd.	37,800	1,102,071
Hitachi Zosen Corp.	187,500	716,197
Hogy Medical Co. Ltd.	21,900	762,767
Hokkaido Electric Power Co. Inc.	169,600	805,868
Hokkoku Bank Ltd. (The)	23,500	702,496
Hokuetsu Corp.	123,300	581,319
Hokuhoku Financial Group Inc.	127,100	1,245,377
Hokuriku Electric Power Co.(a)	141,000	1,062,850
Hokuto Corp.	46,500	830,166
Honda Motor Co. Ltd.	1,141,400	29,813,197
Horiba Ltd.	26,000	1,660,008
Hoshino Resorts REIT Inc.	317	1,632,016
Hoshizaki Corp.	38,800	3,615,629
House Foods Group Inc.	44,000	1,414,771
Hoya Corp.	271,900	26,591,687
Hulic Co. Ltd.	201,200	2,476,365
Hulic Reit Inc.	879	1,629,295
Hyakugo Bank Ltd. (The)	418,700	1,282,543
Hyakujushi Bank Ltd. (The)	27,900	510,970
Ibiden Co. Ltd.	83,700	1,980,042
Ichigo Inc.	227,600	873,567
Ichigo Office REIT Investment	1,304	1,411,258
Idemitsu Kosan Co. Ltd.	139,055	3,547,420
IHI Corp.	100,400	2,435,315
Iida Group Holdings Co. Ltd.	91,900	1,577,100
Inaba Denki Sangyo Co. Ltd.	72,500	1,848,203
Industrial & Infrastructure Fund Investment Corp.	1,206	1,855,984
Infocom Corp.	23,400	660,645
Infomart Corp.(b)	156,500	1,264,880
Inpex Corp.	720,700	6,852,252
Insource Co. Ltd.	12,100	364,502
Internet Initiative Japan Inc.	20,600	581,593
Invesco Office J-Reit Inc.	8,466	1,804,351
Invincible Investment Corp.	4,649	2,354,847
IR Japan Holdings Ltd.	7,800	387,175
Iriso Electronics Co. Ltd.	21,400	830,253
Isetan Mitsukoshi Holdings Ltd.	222,900	1,770,696

SCHEDULE OF INVESTMENTS	89

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Ishihara Sangyo Kaisha Ltd.	36,200	$313,621
Istyle Inc.(a)	47,400	207,294
Isuzu Motors Ltd.	390,800	3,940,992
Ito En Ltd.	38,300	1,890,529
ITOCHU Corp.	963,100	22,819,032
Itochu Techno-Solutions Corp.	62,900	1,883,199
Itoham Yonekyu Holdings Inc.	136,100	868,951
Iwatani Corp.	36,000	1,214,006
Iyo Bank Ltd. (The)	322,500	1,699,013
Izumi Co. Ltd.	28,000	896,434
J Front Retailing Co. Ltd.	157,900	1,937,602
Jaccs Co. Ltd.	38,200	918,478
Jafco Co. Ltd.	30,700	1,304,364
Japan Airlines Co. Ltd.	81,900	2,338,705
Japan Airport Terminal Co. Ltd.	38,600	1,819,864
Japan Aviation Electronics Industry Ltd.	42,500	774,046
Japan Display Inc.(a)(b)	537,800	347,336
Japan Elevator Service Holdings Co. Ltd.	19,500	442,229
Japan Excellent Inc.	930	1,683,499
Japan Exchange Group Inc.	370,000	6,772,893
Japan Hotel REIT Investment Corp.	3,553	2,396,312
Japan Investment Adviser Co. Ltd.(b)	16,200	259,176
Japan Lifeline Co. Ltd.	50,200	611,376
Japan Logistics Fund Inc.	667	1,805,580
Japan Material Co. Ltd.	55,600	840,784
Japan Petroleum Exploration Co. Ltd.	28,100	704,412
Japan Post Bank Co. Ltd.	288,100	2,700,647
Japan Post Holdings Co. Ltd.	1,082,800	9,953,348
Japan Post Insurance Co. Ltd.	163,900	2,802,110
Japan Prime Realty Investment Corp.	569	2,630,152
Japan Real Estate Investment Corp.	919	6,706,915
Japan Rental Housing Investments Inc.	1,840	1,828,371
Japan Retail Fund Investment Corp.	1,872	4,001,867
Japan Securities Finance Co. Ltd.	181,400	846,874
Japan Steel Works Ltd. (The)	50,400	929,553
Japan Tobacco Inc.	835,300	17,848,916
JCR Pharmaceuticals Co. Ltd.	12,700	1,111,990
Jeol Ltd.	34,000	1,126,171
JFE Holdings Inc.	338,300	4,104,484
JGC Holdings Corp.	150,000	2,210,177
JINS Holdings Inc.	13,500	961,572
JSR Corp.	128,000	2,345,417
JTEKT Corp.	128,800	1,407,014
Juroku Bank Ltd. (The)	32,600	686,680
Justsystems Corp.	26,900	1,491,618
JVCKenwood Corp.	218,700	508,487
JXTG Holdings Inc.	2,301,900	9,956,458
Kadokawa Dwango(a)	42,718	726,385
Kagome Co. Ltd.	67,200	1,678,372
Kajima Corp.	311,800	4,044,755
Kakaku.com Inc.	93,800	2,488,986
Kaken Pharmaceutical Co. Ltd.	33,500	1,798,865
Kamakura Shinsho Ltd.	17,700	261,781
Kamigumi Co. Ltd.	83,900	1,813,698
Kanamoto Co. Ltd.	25,700	646,146
Kandenko Co. Ltd.	93,700	899,956
Kaneka Corp.	37,900	1,194,155
Kanematsu Corp.	84,300	1,106,007
Kansai Electric Power Co. Inc. (The)	503,000	5,698,980
Kansai Paint Co. Ltd.	127,700	3,117,537

Security	Shares	Value

Japan (continued)
Kao Corp.	343,500	$27,832,421
Katitas Co. Ltd.	19,800	814,762
Kawasaki Heavy Industries Ltd.	92,700	1,879,060
Kawasaki Kisen Kaisha Ltd.(a)	64,600	884,499
KDDI Corp.	1,256,800	37,929,536
Keihan Holdings Co. Ltd.	74,700	3,421,926
Keihin Corp.	34,000	809,651
Keikyu Corp.	170,000	3,177,746
Keio Corp.	74,900	4,339,826
Keisei Electric Railway Co. Ltd.	97,700	3,578,623
Keiyo Bank Ltd. (The)	154,400	834,787
Kenedix Inc.	211,500	1,079,112
Kenedix Office Investment Corp.	330	2,648,891
Kenedix Residential Next Investment Corp.	795	1,578,484
Kenedix Retail REIT Corp.	479	1,186,617
Kewpie Corp.	67,500	1,423,052
Keyence Corp.	128,600	44,339,918
KH Neochem Co. Ltd.	28,700	633,129
Kikkoman Corp.	102,500	5,078,424
Kinden Corp.	88,900	1,545,302
Kintetsu Group Holdings Co. Ltd.	128,000	6,814,227
Kirin Holdings Co. Ltd.	578,600	12,878,835
Kisoji Co. Ltd.	54,200	1,483,205
Kissei Pharmaceutical Co. Ltd.	48,500	1,398,372
Kitanotatsujin Corp.(b)	67,300	386,221
Kiyo Bank Ltd. (The)	71,400	1,042,821
KLab Inc.(a)(b)	38,400	279,891
Kobayashi Pharmaceutical Co. Ltd.	35,400	2,903,594
Kobe Bussan Co. Ltd.	47,800	1,852,286
Kobe Steel Ltd.	230,800	1,079,629
Koei Tecmo Holdings Co. Ltd.	49,200	1,312,333
Koito Manufacturing Co. Ltd.	73,000	3,243,023
Kokuyo Co. Ltd.	77,700	1,167,812
Komatsu Ltd.	647,700	14,742,593
KOMEDA Holdings Co. Ltd.	68,000	1,370,227
Komeri Co. Ltd.	30,100	657,626
Konami Holdings Corp.	63,900	2,499,756
Konica Minolta Inc.	320,400	2,010,167
Kose Corp.	23,700	3,220,935
Koshidaka Holdings Co. Ltd.	36,800	527,630
Kotobuki Spirits Co. Ltd.	17,400	1,163,906
Krosaki Harima Corp.	5,800	350,510
K’s Holdings Corp.	140,100	1,723,055
Kubota Corp.	736,400	11,825,476
Kumagai Gumi Co. Ltd.	33,700	979,425
Kumiai Chemical Industry Co. Ltd.	75,700	593,671
Kura Sushi Inc.	14,400	732,057
Kuraray Co. Ltd.	215,700	2,656,821
Kureha Corp.	17,100	978,180
Kurita Water Industries Ltd.	65,400	1,952,014
Kusuri no Aoki Holdings Co. Ltd.	12,700	775,698
KYB Corp.(a)	18,000	494,404
Kyocera Corp.	224,800	15,086,914
KYORIN Holdings Inc.	69,800	1,275,765
Kyoritsu Maintenance Co. Ltd.	26,200	1,066,033
Kyowa Exeo Corp.	70,300	1,786,931
Kyowa Kirin Co. Ltd.	177,100	4,225,498
Kyudenko Corp.	34,600	1,018,351
Kyushu Electric Power Co. Inc.	255,700	2,123,264
Kyushu Financial Group Inc.	406,200	1,731,461

90	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyushu Railway Co.	114,400	$3,783,955
LaSalle Logiport REIT	1,042	1,682,428
Lasertec Corp.	57,400	2,918,061
Lawson Inc.	34,200	2,000,535
Leopalace21 Corp.(a)(b)	196,600	571,380
Lifull Co. Ltd.	52,700	274,720
LINE Corp.(a)	43,400	2,146,275
Lintec Corp.	61,600	1,365,731
Lion Corp.	157,800	3,045,787
LIXIL Group Corp.	184,100	3,118,583
M&A Capital Partners Co. Ltd.(a)	12,400	395,848
M3 Inc.	321,400	9,548,443
Mabuchi Motor Co. Ltd.	36,300	1,358,089
Macnica Fuji Electronics Holdings Inc.	44,400	681,659
Maeda Corp.	114,500	1,117,692
Maeda Road Construction Co. Ltd.	75,800	2,601,615
Makino Milling Machine Co. Ltd.	22,700	879,642
Makita Corp.	155,600	6,108,576
Mandom Corp.	40,600	936,476
Mani Inc.	56,000	1,432,744
Marubeni Corp.	1,098,100	8,056,550
Maruha Nichiro Corp.	40,400	979,947
Marui Group Co. Ltd.	140,600	3,298,849
Maruichi Steel Tube Ltd.	48,000	1,355,169
Maruwa Co. Ltd./Aichi	9,500	712,599
Matsui Securities Co. Ltd.	109,800	908,711
Matsumotokiyoshi Holdings Co. Ltd.	55,000	2,235,319
Maxell Holdings Ltd.	46,100	614,185
Mazda Motor Corp.	411,400	3,545,210
McDonald’s Holdings Co. Japan Ltd.	48,500	2,317,941
MCJ Co. Ltd.	86,500	604,147
MCUBS MidCity Investment Corp.	1,883	2,215,090
Mebuki Financial Group Inc.	817,850	1,848,718
Medipal Holdings Corp.	126,000	2,715,653
Megachips Corp.	18,400	294,882
Megmilk Snow Brand Co. Ltd.	42,200	1,001,415
Meidensha Corp.	44,600	850,974
MEIJI Holdings Co. Ltd.	81,600	5,812,170
Meiko Electronics Co. Ltd.	21,700	360,182
Meitec Corp.	25,500	1,482,216
Menicon Co. Ltd.	26,700	1,212,013
Mercari Inc.(a)(b)	58,100	1,030,828
Milbon Co. Ltd.	21,600	1,229,617
MINEBEA MITSUMI Inc.	251,672	5,075,933
Miraca Holdings Inc.	40,900	1,092,453
Mirai Corp.	1,929	1,089,217
Mirait Holdings Corp.	83,300	1,265,044
MISUMI Group Inc.	195,500	4,998,205
Mitsubishi Chemical Holdings Corp.	890,900	6,575,818
Mitsubishi Corp.	948,700	24,709,878
Mitsubishi Electric Corp.	1,292,000	18,417,124
Mitsubishi Estate Co. Ltd.	831,000	16,499,626
Mitsubishi Estate Logistics REIT Investment Corp.	368	1,349,633
Mitsubishi Gas Chemical Co. Inc.	109,800	1,712,063
Mitsubishi Heavy Industries Ltd.	222,000	8,242,174
Mitsubishi Logistics Corp.	51,200	1,318,913
Mitsubishi Materials Corp.	69,200	1,776,847
Mitsubishi Motors Corp.	474,800	1,809,221
Mitsubishi Pencil Co. Ltd.	36,200	539,401
Mitsubishi UFJ Financial Group Inc.	8,678,300	45,519,339

Security	Shares	Value

Japan (continued)
Mitsubishi UFJ Lease & Finance Co. Ltd.	261,610	$1,675,115
Mitsui & Co. Ltd.	1,152,400	20,844,953
Mitsui Chemicals Inc.	119,700	2,711,293
Mitsui E&S Holdings Co. Ltd.(a)	65,700	564,347
Mitsui Fudosan Co. Ltd.	626,600	16,832,088
Mitsui Mining & Smelting Co. Ltd.	43,500	1,057,148
Mitsui OSK Lines Ltd.	78,000	1,935,157
Miura Co. Ltd.	64,600	2,294,690
Mixi Inc.	36,600	651,057
Mizuho Financial Group Inc.	16,833,500	25,238,213
Mizuho Leasing Co. Ltd.	32,800	997,149
Mochida Pharmaceutical Co. Ltd.	27,500	1,046,616
Monex Group Inc.	154,400	376,082
Money Forward Inc.(a)	13,400	631,766
MonotaRO Co. Ltd.	88,800	2,189,174
Mori Hills REIT Investment Corp.	1,302	2,182,713
Mori Trust Sogo REIT Inc.	908	1,666,293
Morinaga & Co. Ltd./Japan	30,900	1,502,450
Morinaga Milk Industry Co. Ltd.	33,200	1,284,993
MOS Food Services Inc.	42,900	1,197,329
MS&AD Insurance Group Holdings Inc.	329,000	11,100,734
Murata Manufacturing Co. Ltd.	407,600	23,797,507
Musashi Seimitsu Industry Co. Ltd.	45,100	540,110
Musashino Bank Ltd. (The)	41,200	662,560
Nabtesco Corp.	76,300	2,273,829
Nachi-Fujikoshi Corp.	17,000	647,783
Nagase & Co. Ltd.	90,500	1,275,859
Nagoya Railroad Co. Ltd.	138,800	4,117,193
Nakanishi Inc.	53,700	967,130
Nankai Electric Railway Co. Ltd.	76,900	2,011,455
Nanto Bank Ltd. (The)	29,300	707,190
NEC Corp.	178,400	8,098,242
NEC Networks & System Integration Corp.	32,600	1,237,708
NET One Systems Co. Ltd.	59,100	994,043
Nexon Co. Ltd.(a)	351,900	4,821,437
Nextage Co. Ltd.(b)	32,300	310,230
NGK Insulators Ltd.	174,100	2,982,919
NGK Spark Plug Co. Ltd.	110,500	1,984,993
NH Foods Ltd.	57,200	2,546,386
NHK Spring Co. Ltd.	163,100	1,339,290
Nichias Corp.	52,000	1,272,833
Nichiha Corp.	24,400	601,079
NichiiGakkan Co. Ltd.	38,800	542,344
Nichi-Iko Pharmaceutical Co. Ltd.	56,700	677,460
Nichirei Corp.	72,100	1,765,497
Nidec Corp.	155,900	20,195,009
Nifco Inc./Japan	60,000	1,605,388
Nihon Kohden Corp.	58,800	1,749,596
Nihon M&A Center Inc.	102,800	3,016,137
Nihon Parkerizing Co. Ltd.	109,900	1,176,214
Nihon Unisys Ltd.	50,000	1,550,030
Nikkon Holdings Co. Ltd.	72,000	1,702,597
Nikon Corp.	222,400	2,747,554
Nintendo Co. Ltd.	78,900	29,678,950
Nippo Corp.	44,100	1,103,873
Nippon Accommodations Fund Inc.	300	1,990,128
Nippon Building Fund Inc.	1,000	8,100,752
Nippon Carbon Co. Ltd.(b)	11,700	409,665
Nippon Electric Glass Co. Ltd.	61,300	1,218,252
Nippon Express Co. Ltd.	54,600	2,906,694

SCHEDULE OF INVESTMENTS	91

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Flour Mills Co. Ltd.	87,500	$1,339,323
Nippon Gas Co. Ltd.	29,200	937,547
Nippon Kayaku Co. Ltd.	122,400	1,462,453
Nippon Light Metal Holdings Co. Ltd.	543,100	1,062,298
Nippon Paint Holdings Co. Ltd.	105,100	5,119,970
Nippon Paper Industries Co. Ltd.	76,600	1,267,185
Nippon Prologis REIT Inc.	1,442	4,150,980
NIPPON REIT Investment Corp.	329	1,542,022
Nippon Sheet Glass Co. Ltd.	97,300	540,431
Nippon Shinyaku Co. Ltd.	35,200	3,176,233
Nippon Shokubai Co. Ltd.	21,100	1,265,397
Nippon Soda Co. Ltd.	32,500	899,571
Nippon Steel Corp.	547,917	7,762,389
Nippon Steel Trading Corp.	19,900	915,270
Nippon Suisan Kaisha Ltd.	225,000	1,249,712
Nippon Telegraph & Telephone Corp.	915,800	23,544,556
Nippon Yusen KK	100,200	1,640,031
Nipro Corp.	117,600	1,357,361
Nishimatsu Construction Co. Ltd.	49,700	1,124,366
Nishimatsuya Chain Co. Ltd.	83,400	722,541
Nishi-Nippon Financial Holdings Inc.	154,000	1,041,491
Nishi-Nippon Railroad Co. Ltd.	60,900	1,432,809
Nishio Rent All Co. Ltd.	22,600	617,624
Nissan Chemical Corp.	90,300	3,819,952
Nissan Motor Co. Ltd.	1,578,800	8,732,672
Nissan Shatai Co. Ltd.	62,300	602,968
Nissha Co. Ltd.	41,300	383,335
Nisshin Oillio Group Ltd. (The)	32,800	1,113,660
Nisshin Seifun Group Inc.	139,700	2,420,599
Nisshinbo Holdings Inc.	117,900	1,042,102
Nissin Foods Holdings Co. Ltd.	45,600	3,475,167
Nissin Kogyo Co. Ltd.	37,400	771,223
Nitori Holdings Co. Ltd.	57,300	8,979,476
Nitto Boseki Co. Ltd.	24,500	1,042,072
Nitto Denko Corp.	111,400	6,362,190
Nitto Kogyo Corp.	44,900	954,050
Noevir Holdings Co. Ltd.	16,200	751,820
NOF Corp.	49,700	1,662,246
Nojima Corp.	35,300	710,983
NOK Corp.	62,400	854,377
Nomura Co. Ltd.	65,600	760,799
Nomura Holdings Inc.	2,341,500	12,234,086
Nomura Real Estate Holdings Inc.	82,700	2,063,971
Nomura Real Estate Master Fund Inc.	3,046	5,362,152
Nomura Research Institute Ltd.	236,420	5,278,742
Noritz Corp.	39,700	500,348
North Pacific Bank Ltd.	457,000	936,052
NS Solutions Corp.	25,600	768,815
NSD Co. Ltd.	70,900	1,157,845
NSK Ltd.	235,900	2,026,322
NTN Corp.	345,400	946,476
NTT Data Corp.	443,600	6,364,331
NTT DOCOMO Inc.	940,900	26,972,148
Obayashi Corp.	441,400	4,939,966
Obic Co. Ltd.	46,400	6,425,834
Odakyu Electric Railway Co. Ltd.	214,900	4,829,971
Ogaki Kyoritsu Bank Ltd. (The)	42,600	895,353
Ohsho Food Service Corp.	13,500	815,842
Oiles Corp.	44,700	635,950
Oisix ra daichi Inc.(a)	19,200	185,472

Security	Shares	Value

Japan (continued)
Oita Bank Ltd. (The)	27,500	$648,521
Oji Holdings Corp.	608,300	3,176,619
Okamoto Industries Inc.	11,200	397,324
Okamura Corp.	56,900	558,579
Okasan Securities Group Inc.	175,000	626,470
Oki Electric Industry Co. Ltd.	88,400	1,122,281
Okinawa Electric Power Co. Inc. (The)	41,950	782,220
OKUMA Corp.	21,200	999,511
Okumura Corp.	33,200	891,072
Olympus Corp.	834,100	13,733,002
Omron Corp.	136,200	8,055,008
One REIT Inc.	306	1,065,784
Ono Pharmaceutical Co. Ltd.	273,200	6,401,175
Open House Co. Ltd.	49,400	1,338,634
Optex Group Co. Ltd.	35,100	474,434
Optorun Co. Ltd.	19,800	537,633
Oracle Corp. Japan	27,200	2,394,132
Orient Corp.	619,600	971,832
Oriental Land Co. Ltd.	141,500	18,616,875
ORIX Corp.	918,000	15,736,901
Orix JREIT Inc.	1,915	4,051,386
Osaka Gas Co. Ltd.	268,000	4,591,742
OSG Corp.	66,600	1,149,685
Otsuka Corp.	72,300	2,868,386
Otsuka Holdings Co. Ltd.	277,400	12,574,306
Outsourcing Inc.	86,900	808,987
Pacific Metals Co. Ltd.	18,800	363,737
PALTAC Corp.	25,600	1,230,576
Pan Pacific International Holdings Corp.	316,500	5,159,898
Panasonic Corp.	1,548,900	15,748,377
Paramount Bed Holdings Co. Ltd.	22,100	934,894
Park24 Co. Ltd.	79,800	2,028,408
Penta-Ocean Construction Co. Ltd.	225,300	1,359,470
Pepper Food Service Co. Ltd.(b)	22,000	196,891
PeptiDream Inc.(a)	69,400	3,355,224
Persol Holdings Co. Ltd.	123,700	2,265,484
Pigeon Corp.	83,800	3,026,959
Pilot Corp.	28,500	1,141,210
PKSHA Technology Inc.(a)	10,900	330,867
Pola Orbis Holdings Inc.	60,300	1,333,571
Premier Investment Corp.	1,103	1,632,340
Press Kogyo Co. Ltd.	132,200	446,420
Prestige International Inc.	62,500	578,378
Raito Kogyo Co. Ltd.	43,800	625,974
Raksul Inc.(a)	16,100	512,479
Rakus Co. Ltd.	30,800	495,880
Rakuten Inc.(a)	619,300	4,891,090
Recruit Holdings Co. Ltd.	966,200	38,368,084
Relia Inc.	55,400	750,355
Relo Group Inc.	74,600	2,031,824
Renesas Electronics Corp.(a)	557,200	3,655,203
Rengo Co. Ltd.	146,800	1,048,330
Resona Holdings Inc.	1,451,700	6,106,288
Resorttrust Inc.	69,100	1,101,673
Ricoh Co. Ltd.	471,100	5,472,297
Ricoh Leasing Co. Ltd.	19,000	719,611
Rinnai Corp.	24,200	1,759,432
Riso Kyoiku Co. Ltd.	102,600	342,678
Rohm Co. Ltd.	65,300	4,849,979
Rohto Pharmaceutical Co. Ltd.	69,100	1,957,254

92	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Rorze Corp.	9,800	$373,880
Round One Corp.	55,900	527,616
Royal Holdings Co. Ltd.	43,800	969,068
RPA Holdings Inc.(a)(b)	13,400	129,444
Ryobi Ltd.	24,500	406,883
Ryohin Keikaku Co. Ltd.	167,800	2,851,756
Ryosan Co. Ltd.	23,700	559,782
Saizeriya Co. Ltd.	29,500	653,499
Sakai Moving Service Co. Ltd.	13,800	777,949
Sakata Seed Corp.	33,800	1,096,157
SAMTY Co. Ltd.	29,500	508,156
SanBio Co. Ltd.(a)	22,200	469,050
Sangetsu Corp.	83,700	1,501,248
San-in Godo Bank Ltd. (The)	147,000	824,616
Sanken Electric Co. Ltd.	18,300	478,331
Sankyo Co. Ltd.	38,200	1,300,531
Sankyo Tateyama Inc.	43,000	571,694
Sankyu Inc.	38,500	1,928,819
Sanrio Co. Ltd.	50,900	1,020,489
Santen Pharmaceutical Co. Ltd.	267,400	5,072,421
Sanwa Holdings Corp.	126,900	1,365,183
Sapporo Holdings Ltd.	54,700	1,344,979
Sato Holdings Corp.	34,300	992,116
Sawai Pharmaceutical Co. Ltd.	27,400	1,802,482
SBI Holdings Inc.	167,400	3,981,706
SCREEN Holdings Co. Ltd.	27,100	1,470,203
SCSK Corp.	34,000	1,853,947
Secom Co. Ltd.	147,800	13,245,204
Sega Sammy Holdings Inc.	113,200	1,565,593
Seibu Holdings Inc.	144,400	2,279,544
Seiko Epson Corp.	195,600	2,923,578
Seiko Holdings Corp.	27,300	679,320
Seino Holdings Co. Ltd.	99,800	1,296,475
Seiren Co. Ltd.	51,200	668,904
Sekisui Chemical Co. Ltd.	249,100	4,235,746
Sekisui House Ltd.	442,500	9,639,180
Sekisui House Reit Inc.	3,337	2,863,321
Senshu Ikeda Holdings Inc.	392,800	728,448
Seria Co. Ltd.	34,700	966,868
Seven & i Holdings Co. Ltd.	530,600	20,644,371
Seven Bank Ltd.	466,600	1,412,048
SG Holdings Co. Ltd.	103,100	2,211,630
Sharp Corp.	148,700	2,088,125
SHIFT Inc.(a)	7,600	528,708
Shiga Bank Ltd. (The)	57,800	1,418,536
Shikoku Electric Power Co. Inc.	127,500	1,094,017
Shima Seiki Manufacturing Ltd.	23,100	457,375
Shimachu Co. Ltd.	45,300	1,312,377
Shimadzu Corp.	157,800	4,542,474
Shimamura Co. Ltd.	15,000	1,143,147
Shimano Inc.	51,700	8,042,275
Shimizu Corp.	411,200	4,298,469
Shin-Etsu Chemical Co. Ltd.	256,900	30,137,782
Shinko Electric Industries Co. Ltd.	75,800	922,454
Shinmaywa Industries Ltd.	54,500	718,554
Shinsei Bank Ltd.	124,300	1,938,156
Shionogi & Co. Ltd.	196,300	11,890,109
Ship Healthcare Holdings Inc.	32,200	1,467,620
Shiseido Co. Ltd.	282,600	18,478,444
Shizuoka Bank Ltd. (The)	325,300	2,332,039

Security	Shares	Value

Japan (continued)
SHO-BOND Holdings Co. Ltd.	38,200	$1,589,537
Shochiku Co. Ltd.	9,100	1,249,324
Shoei Foods Corp.	12,500	424,990
Showa Corp.	47,500	1,000,969
Showa Denko KK	93,300	2,302,694
SKY Perfect JSAT Holdings Inc.	229,700	1,002,427
Skylark Holdings Co. Ltd.	139,700	2,584,292
SMC Corp.	40,500	18,022,005
SMS Co. Ltd.	54,100	1,368,660
Softbank Corp.	1,182,600	16,323,012
SoftBank Group Corp.	1,114,400	46,515,160
Sohgo Security Services Co. Ltd.	47,200	2,486,617
Sojitz Corp.	948,600	3,036,990
Sompo Holdings Inc.	235,500	8,980,223
Sony Corp.	904,100	64,380,161
Sony Financial Holdings Inc.	99,900	2,348,528
Sosei Group Corp.(a)(b)	51,600	919,788
Sotetsu Holdings Inc.	62,800	1,702,904
Sourcenext Corp.(b)	89,900	413,066
Square Enix Holdings Co. Ltd.	64,000	3,176,823
Stanley Electric Co. Ltd.	91,300	2,405,802
Star Micronics Co. Ltd.	42,600	558,515
Subaru Corp.	436,000	11,102,643
Sugi Holdings Co. Ltd.	28,300	1,433,473
SUMCO Corp.	180,700	2,900,936
Sumitomo Bakelite Co. Ltd.	31,000	1,148,360
Sumitomo Chemical Co. Ltd.	1,051,600	4,579,556
Sumitomo Corp.	833,300	12,593,490
Sumitomo Dainippon Pharma Co. Ltd.	111,600	1,959,448
Sumitomo Electric Industries Ltd.	536,500	7,325,921
Sumitomo Forestry Co. Ltd.	90,700	1,284,537
Sumitomo Heavy Industries Ltd.	72,700	1,966,660
Sumitomo Metal Mining Co. Ltd.	161,300	4,708,707
Sumitomo Mitsui Construction Co. Ltd.	169,280	969,902
Sumitomo Mitsui Financial Group Inc.	945,800	33,892,948
Sumitomo Mitsui Trust Holdings Inc.	226,300	8,525,007
Sumitomo Osaka Cement Co. Ltd.	33,000	1,370,116
Sumitomo Realty & Development Co. Ltd.	225,800	8,437,422
Sumitomo Rubber Industries Ltd.	111,600	1,251,040
Sumitomo Warehouse Co. Ltd. (The)	92,100	1,220,239
Sundrug Co. Ltd.	50,000	1,720,718
Suntory Beverage & Food Ltd.	93,400	4,002,796
Suruga Bank Ltd.(a)(b)	130,500	522,554
Sushiro Global Holdings Ltd.	19,300	1,632,892
Suzuken Co. Ltd.	51,800	2,024,016
Suzuki Motor Corp.	259,100	12,029,259
Sysmex Corp.	118,200	8,612,127
Systena Corp.	58,300	997,262
T&D Holdings Inc.	394,300	4,332,807
T. Hasegawa Co. Ltd.	36,600	763,506
Tadano Ltd.	85,800	744,125
Taiheiyo Cement Corp.	80,700	2,221,791
Taikisha Ltd.	26,400	924,371
Taisei Corp.	144,100	5,863,182
Taisho Pharmaceutical Holdings Co. Ltd.	25,300	1,825,400
Taiyo Holdings Co. Ltd.	29,600	1,276,745
Taiyo Nippon Sanso Corp.	90,300	2,013,702
Taiyo Yuden Co. Ltd.(b)	83,800	2,512,802
Takara Bio Inc.	41,300	785,723
Takara Holdings Inc.	125,000	1,123,310

SCHEDULE OF INVESTMENTS	93

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Takasago Thermal Engineering Co. Ltd.	67,500	$1,194,492
Takashimaya Co. Ltd.	117,400	1,274,898
Takeda Pharmaceutical Co. Ltd.	1,063,383	41,471,790
Takeuchi Manufacturing Co. Ltd.	53,400	930,688
Takuma Co. Ltd.	65,800	730,335
Tamron Co. Ltd.	31,500	682,691
TDK Corp.	92,400	10,119,371
TechnoPro Holdings Inc.	27,800	1,892,919
Teijin Ltd.	107,400	1,957,051
Terumo Corp.	460,100	16,912,289
THK Co. Ltd.	79,500	2,065,526
TIS Inc.	51,500	3,131,291
TKP Corp.(a)	11,100	396,849
Toagosei Co. Ltd.	112,000	1,286,525
Tobu Railway Co. Ltd.	145,600	5,198,801
Toda Corp.	217,800	1,432,776
Toei Co. Ltd.	7,100	988,504
Toho Bank Ltd. (The)	324,600	763,694
Toho Co. Ltd.	80,400	3,000,581
Toho Gas Co. Ltd.	56,000	2,193,292
Toho Holdings Co. Ltd.	51,700	1,080,889
Toho Titanium Co. Ltd.	30,400	238,970
Toho Zinc Co. Ltd.	20,200	355,599
Tohoku Electric Power Co. Inc.	311,100	2,950,692
Tokai Carbon Co. Ltd.	146,000	1,360,520
Tokai Rika Co. Ltd.	62,000	1,084,006
Tokai Tokyo Financial Holdings Inc.	322,500	984,892
Tokio Marine Holdings Inc.	447,600	24,716,391
Tokuyama Corp.	46,400	1,214,530
Tokyo Century Corp.	29,600	1,545,749
Tokyo Dome Corp.	104,800	993,030
Tokyo Electric Power Co. Holdings Inc.(a)	1,112,600	4,465,387
Tokyo Electron Ltd.	111,600	25,226,738
Tokyo Gas Co. Ltd.	272,500	6,054,159
Tokyo Ohka Kogyo Co. Ltd.	28,800	1,231,610
Tokyo Seimitsu Co. Ltd.	36,600	1,323,726
Tokyo Steel Manufacturing Co. Ltd.	103,400	788,009
Tokyo Tatemono Co. Ltd.	129,500	2,126,770
Tokyotokeiba Co. Ltd.	17,700	520,132
Tokyu Construction Co. Ltd.	98,100	698,742
Tokyu Corp.	359,800	6,413,559
Tokyu Fudosan Holdings Corp.	435,300	3,116,601
Tokyu REIT Inc.	878	1,717,359
TOMONY Holdings Inc.	209,800	712,335
Tomy Co. Ltd.	69,100	762,500
Topcon Corp.	89,300	1,272,948
Toppan Forms Co. Ltd.	97,500	1,122,665
Toppan Printing Co. Ltd.	191,200	3,873,924
Toray Industries Inc.	986,200	6,598,627
Toridoll Holdings Corp.	21,900	507,164
Toshiba Corp.	351,600	11,353,970
Toshiba Machine Co. Ltd.(b)	26,800	840,707
Toshiba TEC Corp.	30,300	1,209,093
Tosho Co. Ltd.	17,200	338,811
Tosoh Corp.	178,000	2,583,328
Totetsu Kogyo Co. Ltd.	25,900	770,656
TOTO Ltd.	97,700	4,078,909
Towa Pharmaceutical Co. Ltd.	25,700	596,825
Toyo Ink SC Holdings Co. Ltd.	49,000	1,120,284
Toyo Seikan Group Holdings Ltd.	106,400	1,841,642

Security	Shares	Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	57,700	$2,448,863
Toyo Tire Corp.	86,700	1,106,298
Toyobo Co. Ltd.	66,400	928,748
Toyoda Gosei Co. Ltd.	53,900	1,253,697
Toyota Boshoku Corp.	61,900	914,922
Toyota Industries Corp.	103,100	5,707,432
Toyota Motor Corp.	1,624,700	114,704,105
Toyota Tsusho Corp.	148,400	5,250,856
Trend Micro Inc.(a)	87,300	4,639,461
Tri Chemical Laboratories Inc.(b)	5,400	529,612
Trusco Nakayama Corp.	41,000	968,778
TS Tech Co. Ltd.	42,300	1,198,146
TSI Holdings Co. Ltd.	105,900	506,124
Tsubaki Nakashima Co. Ltd.	38,400	459,517
Tsubakimoto Chain Co.	27,600	870,895
Tsumura & Co.	59,600	1,649,675
Tsuruha Holdings Inc.	27,100	3,357,965
UACJ Corp.	26,500	552,567
Ube Industries Ltd.	61,800	1,273,804
Ulvac Inc.	32,300	1,200,987
Unicharm Corp.	284,700	9,908,091
Unipres Corp.	39,800	519,601
United Arrows Ltd.	23,200	622,248
United Urban Investment Corp.	2,113	3,787,940
Universal Entertainment Corp.	22,800	679,467
Unizo Holdings Co. Ltd.	19,700	1,008,765
Ushio Inc.	100,800	1,507,559
USS Co. Ltd.	166,900	3,079,762
UT Group Co. Ltd.(b)	23,000	593,966
UUUM Inc.(a)	8,800	258,191
V Technology Co. Ltd.	9,500	435,623
Valor Holdings Co. Ltd.	34,200	608,049
Vector Inc.(a)	40,900	475,472
Vision Inc.(a)(b)	25,400	337,464
Wacom Co. Ltd.	136,900	510,288
WATAMI Co. Ltd.	43,200	511,377
Welcia Holdings Co. Ltd.	34,100	1,897,154
West Japan Railway Co.	114,300	9,780,119
World Co. Ltd.	20,400	453,982
Xebio Holdings Co. Ltd.	55,800	602,353
Yakult Honsha Co. Ltd.	84,400	4,321,816
Yamada Denki Co. Ltd.	418,600	2,128,049
Yamagata Bank Ltd. (The)	39,600	512,241
Yamaguchi Financial Group Inc.	162,000	996,946
Yamaha Corp.	100,300	5,237,791
Yamaha Motor Co. Ltd.	199,500	3,795,442
YA-MAN Ltd.(b)	43,800	267,120
Yamanashi Chuo Bank Ltd. (The)	52,700	487,688
Yamato Holdings Co. Ltd.	215,300	3,525,926
Yamato Kogyo Co. Ltd.	39,400	973,867
Yamazaki Baking Co. Ltd.	85,300	1,643,275
Yaoko Co. Ltd.	21,200	1,099,267
Yaskawa Electric Corp.	168,300	6,017,092
Yokogawa Electric Corp.	160,800	2,872,250
Yokohama Rubber Co. Ltd. (The)	81,000	1,411,717
Yoshinoya Holdings Co. Ltd.	55,400	1,262,518
Z Holdings Corp.	1,915,000	7,738,801
Zenkoku Hosho Co. Ltd.	38,400	1,670,489
Zenrin Co. Ltd.	25,700	352,831
Zensho Holdings Co. Ltd.	60,900	1,305,261

94	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Zeon Corp.	102,000	$1,114,250
Zojirushi Corp.(b)	48,200	977,919
ZOZO Inc.	80,200	1,348,938

		3,082,121,267

Liechtenstein — 0.0%
Liechtensteinische Landesbank AG	7,602	509,979

Malaysia — 0.5%
AirAsia Group Bhd	1,238,800	432,280
Alliance Bank Malaysia Bhd	1,033,800	618,060
AMMB Holdings Bhd	1,211,700	1,094,019
Axiata Group Bhd	1,903,400	1,997,223
Berjaya Corp. Bhd(a)	7,868,696	460,831
British American Tobacco Malaysia Bhd	105,000	301,830
Bursa Malaysia Bhd(b)	830,800	1,125,168
Cahya Mata Sarawak Bhd	488,600	257,534
Carlsberg Brewery Malaysia Bhd	166,800	1,330,981
CIMB Group Holdings Bhd	3,239,900	3,897,684
Dialog Group Bhd	3,026,078	2,414,660
DiGi.Com Bhd	2,184,000	2,254,348
FGV Holdings Bhd(a)	1,421,500	419,721
Fraser & Neave Holdings Bhd	132,600	1,063,259
Gamuda Bhd	1,556,800	1,466,386
Genting Bhd	1,408,200	1,889,971
Genting Malaysia Bhd	2,032,600	1,497,914
Genting Plantations Bhd	484,800	1,242,167
HAP Seng Consolidated Bhd	289,600	687,606
Hartalega Holdings Bhd	1,086,200	1,569,132
Hibiscus Petroleum Bhd(a)	1,813,500	376,153
Hong Leong Bank Bhd	436,600	1,704,636
Hong Leong Financial Group Bhd	189,000	744,378
IHH Healthcare Bhd	1,714,500	2,384,736
IJM Corp. Bhd	2,269,500	1,174,070
Inari Amertron Bhd(b)	2,152,400	924,408
IOI Corp. Bhd	1,444,300	1,600,079
Kossan Rubber Industries	413,300	494,185
KPJ Healthcare Bhd	4,251,500	1,016,708
Kuala Lumpur Kepong Bhd	314,300	1,748,668
Malayan Banking Bhd	2,536,100	5,217,014
Malaysia Airports Holdings Bhd	451,100	741,926
Malaysian Resources Corp. Bhd	1,688,700	276,093
Maxis Bhd(b)	1,558,800	2,019,821
MISC Bhd	780,200	1,464,065
My EG Services Bhd	1,856,000	471,020
Nestle Malaysia Bhd	42,700	1,503,565
Pavilion REIT(b)	1,306,400	545,130
Pentamaster Corp. Bhd(a)	353,700	422,921
Petronas Chemicals Group Bhd	1,762,500	2,662,244
Petronas Dagangan Bhd	167,200	904,137
Petronas Gas Bhd	489,800	1,912,348
PPB Group Bhd	620,980	2,821,534
Press Metal Aluminium Holdings Bhd(b)	1,371,100	1,632,740
Public Bank Bhd	2,184,460	9,914,826
QL Resources Bhd	526,700	1,066,767
RHB Bank Bhd(b)	970,598	1,347,658
RHB Capital Bhd(a)(e)	87,100	0	(d)
Sapura Energy Bhd	5,125,000	306,399
Serba Dinamik Holdings Bhd	1,055,670	579,614
Sime Darby Bhd	1,931,900	1,027,707
Sime Darby Plantation Bhd	1,816,900	2,247,848

Security	Shares	Value

Malaysia (continued)
Sime Darby Property Bhd	3,673,500	$699,202
SP Setia Bhd Group	1,146,300	366,436
Sunway REIT(b)	2,351,400	1,044,302
Supermax Corp. Bhd	765,092	332,324
Telekom Malaysia Bhd	824,900	776,992
Tenaga Nasional Bhd	2,220,200	6,750,535
Top Glove Corp. Bhd	1,121,400	1,600,827
UMW Holdings Bhd	363,200	347,424
Velesto Energy Bhd(a)	5,396,176	454,290
VS Industry Bhd	1,171,400	385,893
WCT Holdings Bhd(a)	1,515,722	282,950
Westports Holdings Bhd	551,400	531,486
Yinson Holdings BHD	364,000	550,708
YTL Corp. Bhd	3,312,530	723,454

		92,120,995

Mexico — 0.6%
Alfa SAB de CV, Class A	2,124,100	1,587,629
Alsea SAB de CV(a)	466,900	1,129,366
America Movil SAB de CV, Series L, NVS	23,962,900	19,874,083
Arca Continental SAB de CV	321,200	1,816,874
Bolsa Mexicana de Valores SAB de CV	484,500	1,114,570
Cemex SAB de CV, CPO, NVS	11,343,112	4,556,912
Coca-Cola Femsa SAB de CV	364,700	2,215,806
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	680,400	886,556
Corp. Inmobiliaria Vesta SAB de CV	646,400	1,182,914
El Puerto de Liverpool SAB de CV, Series C1, NVS(b)	162,860	859,496
Fibra Uno Administracion SA de CV	2,574,600	4,220,232
Fomento Economico Mexicano SAB de CV	1,381,200	12,438,685
Genomma Lab Internacional SAB de CV, Class B(a)(b)	561,500	664,255
Gentera SAB de CV	847,300	953,089
Gruma SAB de CV, Series B	153,635	1,630,717
Grupo Aeroportuario del Centro Norte SAB de CV	244,600	1,860,165
Grupo Aeroportuario del Pacifico SAB de CV, Series B	247,900	3,060,290
Grupo Aeroportuario del Sureste SAB de CV, Class B	159,250	3,056,290
Grupo Bimbo SAB de CV, Series A	1,145,900	2,047,937
Grupo Carso SAB de CV, Series A1	356,700	1,284,595
Grupo Cementos de Chihuahua SAB de CV	133,400	690,481
Grupo Comercial Chedraui SA de CV	331,400	435,665
Grupo Financiero Banorte SAB de CV, Class O	1,868,100	11,463,565
Grupo Financiero Inbursa SAB de CV, Class O	1,599,400	1,816,847
Grupo Herdez SAB de CV(b)	334,900	663,675
Grupo Mexico SAB de CV, Series B	2,492,500	6,648,248
Grupo Televisa SAB, CPO	1,655,300	3,660,070
Industrias Penoles SAB de CV	111,295	1,161,132
Infraestructura Energetica Nova SAB de CV	422,200	1,980,890
Kimberly-Clark de Mexico SAB de CV, Class A	1,180,500	2,431,763
Macquarie Mexico Real Estate Management SA de CV(c)	743,300	1,005,840
Megacable Holdings SAB de CV, CPO	241,600	897,922
Orbia Advance Corp. SAB de CV	774,778	1,810,600
Promotora y Operadora de Infraestructura SAB de CV	200,810	2,163,925
Regional SAB de CV	188,500	1,078,210
Telesites SAB de CV(a)(b)	1,222,155	897,978

SCHEDULE OF INVESTMENTS	95

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	3,742,900	$10,851,996

		116,099,268

Netherlands — 2.6%
Aalberts NV	75,170	3,292,151
ABN AMRO Bank NV, CVA(c)	297,726	5,186,657
Accell Group NV	16,393	506,852
Adyen NV(a)(c)	7,428	6,840,552
Aegon NV	1,278,005	5,196,351
AerCap Holdings NV(a)	86,589	4,901,803
Akzo Nobel NV	162,094	15,322,662
Altice Europe NV(a)	473,468	3,051,640
AMG Advanced Metallurgical Group NV(b)	27,660	631,448
Arcadis NV(b)	60,733	1,383,777
ArcelorMittal SA	472,205	6,989,164
Argenx SE(a)	29,604	4,268,212
ASM International NV	33,910	4,135,577
ASML Holding NV	303,324	85,464,543
ASR Nederland NV	96,634	3,602,502
Basic-Fit NV(a)(c)	27,596	1,022,964
BE Semiconductor Industries NV	59,963	2,552,383
Boskalis Westminster	56,508	1,325,712
Brunel International NV	38,650	355,077
Corbion NV	43,390	1,502,169
COSMO Pharmaceuticals NV(a)(b)	8,334	709,442
Eurocommercial Properties NV	42,479	1,062,017
Euronext NV(c)	43,206	3,751,469
EXOR NV	75,224	5,555,327
Flow Traders(c)	25,106	585,385
Fugro NV, CVA(a)(b)	73,352	772,243
Heineken Holding NV	83,971	8,272,739
Heineken NV	181,716	19,799,457
IMCD NV	40,020	3,461,531
ING Groep NV	2,718,238	29,596,358
Intertrust NV(c)	63,272	1,126,096
InterXion Holding NV(a)	54,685	4,759,236
Koninklijke Ahold Delhaize NV	836,517	20,580,029
Koninklijke BAM Groep NV	243,296	671,895
Koninklijke DSM NV	131,190	16,035,942
Koninklijke KPN NV	2,500,866	7,020,109
Koninklijke Philips NV	642,491	29,477,159
Koninklijke Volkerwessels NV	23,528	571,015
Koninklijke Vopak NV	49,608	2,659,719
NN Group NV	214,531	7,465,140
NSI NV	42,100	2,295,437
NXP Semiconductors NV	200,099	25,384,559
OCI NV(a)	71,905	1,243,088
Pharming Group NV(a)	491,398	719,918
PostNL NV	388,640	718,177
Prosus NV(a)	347,904	25,149,250
Randstad NV	82,127	4,729,044
Rhi Magnesita NV	21,555	907,537
SBM Offshore NV	122,821	2,114,473
Shop Apotheke Europe NV(a)(c)	8,062	407,851
Signify NV(c)	79,580	2,656,300
Takeaway.com NV(a)(c)	26,384	2,488,218
TKH Group NV	30,921	1,639,317
TomTom NV	64,475	701,865
Unilever NV	1,045,137	61,038,251
Vastned Retail NV	29,419	792,232
Wereldhave NV	26,939	495,573

Security	Shares	Value

Netherlands (continued)
Wolters Kluwer NV	195,924	$14,746,996

		469,692,590

New Zealand — 0.2%
a2 Milk Co. Ltd.(a)	536,725	5,210,123
Air New Zealand Ltd.	517,803	944,971
Auckland International Airport Ltd.	733,783	4,107,605
Chorus Ltd.	362,716	1,532,797
Contact Energy Ltd.	533,136	2,566,941
Fisher & Paykel Healthcare Corp. Ltd.	428,678	6,463,861
Fletcher Building Ltd.	615,924	2,212,203
Infratil Ltd.	595,817	2,089,859
Kiwi Property Group Ltd.	913,059	924,737
Mercury NZ Ltd.	539,402	1,829,147
Meridian Energy Ltd.	1,009,774	3,492,825
Precinct Properties New Zealand Ltd.	1,052,922	1,281,029
Restaurant Brands New Zealand Ltd.(a)	5,652	48,830
Ryman Healthcare Ltd.	329,836	3,519,846
SKYCITY Entertainment Group Ltd.	528,561	1,245,092
Spark New Zealand Ltd.	1,300,595	3,922,229
Summerset Group Holdings Ltd.	204,378	1,179,788
Synlait Milk Ltd.(a)	68,118	387,045
Z Energy Ltd.	315,443	908,418

		43,867,346

Norway — 0.5%
Adevinta ASA(a)	80,877	984,443
Aker ASA, Class A	17,598	976,521
Aker BP ASA	75,446	2,137,874
Aker Solutions ASA(a)	176,712	356,863
Atea ASA	93,731	1,216,150
Austevoll Seafood ASA	89,871	877,963
Bakkafrost P/F	33,446	2,380,240
Borr Drilling Ltd.(a)	71,632	374,720
Borregaard ASA	126,760	1,210,146
BW LPG Ltd.(c)	62,797	508,218
BW Offshore Ltd.(a)(b)	81,003	446,853
DNB ASA	657,374	11,542,449
DNO ASA	633,905	634,331
Elkem ASA(c)	234,111	589,735
Equinor ASA	704,830	12,780,960
Europris ASA(c)	114,950	417,760
Flex LNG Ltd.(b)	37,924	309,800
Frontline Ltd./Bermuda	61,774	563,605
Gjensidige Forsikring ASA	144,211	3,144,613
Golden Ocean Group Ltd.	71,923	328,802
Grieg Seafood ASA	39,568	606,969
Kongsberg Gruppen ASA	75,539	1,171,872
Leroy Seafood Group ASA	207,930	1,349,837
Mowi ASA	311,527	7,441,933
NEL ASA(a)(b)	907,742	903,527
Nordic Semiconductor ASA(a)	125,927	801,918
Norsk Hydro ASA	931,573	2,931,820
Northern Drilling Ltd.(a)(b)	112,102	181,206
Norway Royal Salmon ASA	11,743	299,887
Norwegian Air Shuttle ASA(a)	68,878	267,358
Norwegian Finans Holding ASA(a)	104,304	1,066,486
Ocean Yield ASA	84,552	423,778
Orkla ASA	549,159	5,302,258
PGS ASA(a)	273,168	526,611
Protector Forsikring ASA(a)(b)	50,522	226,800

96	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Salmar ASA	39,588	$1,939,931
Sbanken ASA(c)	48,447	368,432
Scatec Solar ASA(c)	59,196	1,010,168
Schibsted ASA, Class B	69,855	1,985,507
SpareBank 1 SMN	190,544	2,100,205
SpareBank 1 SR-Bank ASA	109,671	1,165,979
Storebrand ASA	302,521	2,326,883
Subsea 7 SA	147,773	1,589,981
Telenor ASA	513,273	9,296,245
TGS NOPEC Geophysical Co. ASA	79,528	2,028,362
Tomra Systems ASA(b)	83,064	2,451,063
Veidekke ASA	102,207	1,286,208
Wallenius Wilhelmsen ASA	97,190	259,376
XXL ASA(a)(b)(c)	97,520	125,367
Yara International ASA	126,742	4,611,650

		97,829,663

Pakistan — 0.0%
Engro Corp. Ltd./Pakistan	539,012	1,190,456
Hub Power Co. Ltd. (The)(a)	568,340	357,892
Lucky Cement Ltd.	223,000	687,808
MCB Bank Ltd.	376,800	513,643
Oil & Gas Development Co. Ltd.	781,100	697,084
United Bank Ltd./Pakistan	538,100	591,419

		4,038,302

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	133,367	1,724,435
Credicorp Ltd.	49,417	10,208,564
Southern Copper Corp.	59,437	2,239,586

		14,172,585

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	1,598,050	1,549,948
Aboitiz Power Corp.	1,062,600	676,276
Alliance Global Group Inc.	3,269,600	694,702
Ayala Corp.	211,865	3,028,131
Ayala Land Inc.	5,439,130	4,451,462
Bank of the Philippine Islands	669,015	1,085,850
BDO Unibank Inc.	1,631,920	4,751,606
Bloomberry Resorts Corp.	4,295,600	760,582
DoubleDragon Properties Corp.(a)	1,108,200	346,653
Globe Telecom Inc.	24,620	915,440
GT Capital Holdings Inc.	75,568	1,003,510
International Container Terminal Services Inc.	817,100	2,089,770
JG Summit Holdings Inc.	2,174,502	2,998,871
Jollibee Foods Corp.	371,490	1,397,381
Manila Electric Co.	129,810	653,775
Manila Water Co. Inc.(e)	1,692,600	404,919
Megaworld Corp.	8,590,500	684,468
Metro Pacific Investments Corp.	13,064,300	825,032
Metropolitan Bank & Trust Co.	1,346,337	1,519,033
PLDT Inc.	65,040	1,274,441
SM Investments Corp.	195,555	3,735,666
SM Prime Holdings Inc.	7,538,400	5,769,108
Universal Robina Corp.	661,170	1,886,084

		42,502,708

Poland — 0.2%
Alior Bank SA(a)	71,352	488,930
Asseco Poland SA	59,273	977,964
Bank Millennium SA(a)	519,959	796,235
Bank Polska Kasa Opieki SA	114,166	2,913,198

Security	Shares	Value

Poland (continued)
CCC SA	25,339	$633,320
CD Projekt SA	50,910	3,695,912
Cyfrowy Polsat SA	204,511	1,434,074
Dino Polska SA(a)(c)	36,930	1,547,100
Enea SA(a)	179,458	331,717
Eurocash SA(b)	64,855	325,199
Grupa Azoty SA(a)	39,727	254,813
Grupa Lotos SA	67,010	1,329,161
Jastrzebska Spolka Weglowa SA	49,656	240,666
KGHM Polska Miedz SA(a)	101,088	2,376,732
KRUK SA	12,652	533,289
LPP SA	949	2,070,995
mBank SA(a)	11,046	1,057,058
Orange Polska SA(a)	473,762	855,567
PGE Polska Grupa Energetyczna SA(a)	587,176	1,038,432
PLAY Communications SA(c)	86,316	792,631
Polski Koncern Naftowy ORLEN SA	217,547	4,243,315
Polskie Gornictwo Naftowe i Gazownictwo SA	1,223,290	1,134,688
Powszechna Kasa Oszczednosci Bank Polski SA	611,305	5,391,342
Powszechny Zaklad Ubezpieczen SA	437,135	4,532,559
Santander Bank Polska SA	22,411	1,654,703
Tauron Polska Energia SA(a)(b)	789,209	302,341

		40,951,941

Portugal — 0.1%
Altri SGPS SA	68,217	421,837
Banco Comercial Portugues SA, Class R	5,936,719	1,261,208
CTT-Correios de Portugal SA	148,243	481,021
EDP - Energias de Portugal SA	1,783,159	8,939,864
Galp Energia SGPS SA	368,910	5,576,389
Jeronimo Martins SGPS SA	184,298	3,174,897
Navigator Co. SA (The)	171,262	614,928
NOS SGPS SA	226,017	1,172,710
REN - Redes Energeticas Nacionais SGPS SA	294,593	891,258
Sonae SGPS SA	1,240,188	1,153,789

		23,687,901

Qatar — 0.2%
Barwa Real Estate Co.	1,752,872	1,693,735
Commercial Bank PSQC (The)	1,791,632	2,347,372
Doha Bank QPSC	1,108,283	828,883
Industries Qatar QSC	1,388,962	3,776,084
Masraf Al Rayan QSC	3,010,498	3,385,537
Mesaieed Petrochemical Holding Co.	2,970,085	1,775,436
Ooredoo QPSC	622,877	1,178,223
Qatar Aluminum Manufacturing Co.	2,678,352	569,504
Qatar Electricity & Water Co. QSC	492,373	2,157,055
Qatar Fuel QSC	159,780	960,355
Qatar Gas Transport Co. Ltd.	2,365,119	1,536,462
Qatar Insurance Co. SAQ	1,323,696	1,145,353
Qatar Islamic Bank SAQ	878,101	4,002,699
Qatar National Bank QPSC	3,280,964	18,305,193
Qatar Navigation QSC	359,324	593,381
United Development Co. QSC	1,404,772	582,829
Vodafone Qatar QSC	2,109,930	708,378

		45,546,479

Russia — 0.9%
Aeroflot PJSC	303,910	510,707
Alrosa PJSC	1,712,030	2,148,365
Gazprom PJSC	2,092,420	7,422,030
Gazprom PJSC, ADR	2,801,702	19,695,965

SCHEDULE OF INVESTMENTS	97

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Inter RAO UES PJSC	29,073,000	$2,631,574
LSR Group PJSC, GDR(f)	1,357,103	3,765,961
LUKOIL PJSC	275,953	28,283,420
M.Video PJSC	11,710	95,239
Magnit PJSC, GDR(f)	241,206	3,280,402
Magnitogorsk Iron & Steel Works PJSC	389,900	273,980
Mechel PJSC, ADR(a)	426,746	1,284,505
MMC Norilsk Nickel PJSC	46,442	15,114,598
Mobile TeleSystems PJSC, ADR	361,218	3,680,811
Moscow Exchange MICEX-RTS PJSC	695,700	1,196,741
Novatek PJSC, GDR(f)	64,716	11,648,880
Novolipetsk Steel PJSC	491,630	1,061,548
PhosAgro PJSC, GDR(f)	212,380	2,695,102
Polyus PJSC	11,979	1,464,685
Rosneft Oil Co. PJSC	584,500	4,394,407
Rostelecom PJSC(a)	211,970	291,863
Sberbank of Russia PJSC	6,722,945	26,529,373
Sberbank of Russia PJSC, New, ADR	197,055	3,152,880
Severstal PJSC	80,579	1,149,088
Sistema PJSFC, GDR(f)	828,382	4,754,913
Surgutneftegas PJSC	4,731,600	3,408,889
Tatneft PJSC	1,085,110	12,920,543
TMK PJSC, GDR(f)	381,598	1,324,145
Unipro PJSC	5,896,000	271,408
VTB Bank PJSC	1,650,400,000	1,198,201
X5 Retail Group NV, GDR(f)	86,849	3,173,029

		168,823,252

Saudi Arabia — 0.7%
Abdullah Al Othaim Markets Co.	40,211	954,904
Advanced Petrochemical Co.	91,132	1,170,726
Al Rajhi Bank	878,140	15,540,644
Aldrees Petroleum and Transport Services Co.	42,950	748,649
Alinma Bank	517,530	3,572,502
Almarai Co. JSC	161,025	2,038,563
Arab National Bank	302,670	2,141,761
Arriyadh Development Co.	146,076	612,024
Bank AlBilad	285,170	2,071,131
Bank Al-Jazira	334,849	1,342,252
Banque Saudi Fransi	388,666	3,843,153
Bupa Arabia for Cooperative Insurance Co.	26,429	724,121
City Cement Co.	160,279	856,929
Co. for Cooperative Insurance (The)(a)	50,449	1,008,442
Dar Al Arkan Real Estate Development Co.(a)	412,761	1,081,407
Emaar Economic City(a)	336,815	899,490
Etihad Etisalat Co.(a)	276,427	1,941,325
Jarir Marketing Co.	39,324	1,687,410
Leejam Sports Co. JSC	27,459	578,893
Mobile Telecommunications Co.(a)	256,198	883,583
Mouwasat Medical Services Co.	43,704	937,679
National Commercial Bank	860,079	10,762,449
National Gas & Industrialization Co.	86,408	728,895
National Industrialization Co.(a)	305,613	1,044,232
Rabigh Refining & Petrochemical Co.(a)	189,635	1,010,847
Riyad Bank	867,066	5,444,583
Sahara International Petrochemical Co.	294,060	1,354,306
Samba Financial Group	715,155	5,775,372
Saudi Airlines Catering Co.	36,521	1,000,629
Saudi Arabian Fertilizer Co.	113,163	2,262,053
Saudi Arabian Mining Co.(a)	294,826	3,371,011
Saudi Arabian Oil Co.(a)(c)	711,795	6,478,624

Security	Shares	Value

Saudi Arabia (continued)
Saudi Basic Industries Corp.	537,451	$12,533,839
Saudi British Bank (The)	437,794	3,728,017
Saudi Cement Co.	61,169	1,098,825
Saudi Chemical Co. Holding	90,852	608,989
Saudi Electricity Co.	611,485	3,233,439
Saudi Industrial Investment Group	183,531	1,154,406
Saudi Kayan Petrochemical Co.(a)	540,935	1,434,516
Saudi Public Transport Co.(a)	132,519	679,548
Saudi Research & Marketing Group(a)	27,902	565,923
Saudi Telecom Co.	288,751	7,026,377
Saudia Dairy & Foodstuff Co.	17,978	697,654
Savola Group (The)(a)	185,842	1,770,749
Southern Province Cement Co.	53,343	989,518
United Electronics Co.	31,621	694,448
United International Transportation Co.	62,904	628,705
Yamama Cement Co.(a)	114,866	863,332
Yanbu Cement Co.	45,681	496,136
Yanbu National Petrochemical Co.	149,940	2,106,034

		124,179,044

Singapore — 0.9%
Ascendas REIT	1,860,374	4,293,485
Ascott Residence Trust(b)	1,295,872	1,196,277
Best World International Ltd.(b)(e)	171,200	138,626
BOC Aviation Ltd.(c)	154,100	1,424,922
Cache Logistics Trust	3,306,462	1,695,746
CapitaLand Commercial Trust	1,667,157	2,516,187
CapitaLand Ltd.	1,790,000	4,747,454
CapitaLand Mall Trust	1,601,600	2,957,017
CapitaLand Retail China Trust(b)	1,325,473	1,505,226
CDL Hospitality Trusts	1,564,900	1,788,588
City Developments Ltd.	257,000	1,995,897
ComfortDelGro Corp. Ltd.	1,558,900	2,478,433
DBS Group Holdings Ltd.	1,242,200	23,089,321
ESR-REIT	5,402,762	2,157,305
First REIT	1,449,800	1,072,824
First Resources Ltd.	762,700	949,952
Frasers Centrepoint Trust	690,622	1,457,243
Frasers Commercial Trust	1,488,300	1,777,368
Frasers Hospitality Trust	817,600	413,323
Frasers Logistics & Industrial Trust(b)	1,785,300	1,595,770
Genting Singapore Ltd.	4,488,600	2,828,190
Golden Agri-Resources Ltd.	4,859,700	747,701
Hutchison Port Holdings Trust, Class U(b)	4,513,600	722,176
Jardine Cycle & Carriage Ltd.	79,322	1,698,138
Kenon Holdings Ltd./Singapore	23,974	495,824
Keppel Corp. Ltd.	966,400	4,729,689
Keppel DC REIT(b)	1,082,463	1,792,341
Keppel Infrastructure Trust	5,693,535	2,189,982
Keppel REIT(b)	1,216,960	1,078,849
Lippo Malls Indonesia Retail Trust(b)	3,474,600	547,321
Manulife US Real Estate Investment Trust	1,486,618	1,575,815
Mapletree Commercial Trust	1,274,793	2,194,859
Mapletree Industrial Trust	751,500	1,530,640
Mapletree Logistics Trust	1,635,190	2,204,374
NetLink NBN Trust(b)	3,302,400	2,443,713
OUE Commercial Real Estate Investment Trust	2,691,180	1,074,579
Oversea-Chinese Banking Corp. Ltd.	2,186,550	17,349,503
Parkway Life REIT	758,800	1,990,259
Raffles Medical Group Ltd.	914,600	696,889
Sabana Shari’ah Compliant Industrial REIT	3,934,288	1,340,350

98	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Singapore (continued)
SATS Ltd.	430,300	$1,437,591
Sembcorp Industries Ltd.	631,400	980,708
Sembcorp Marine Ltd.(a)(b)	715,100	607,748
Sheng Siong Group Ltd.	777,900	701,016
SIA Engineering Co. Ltd.	225,900	433,627
Singapore Airlines Ltd.(b)	317,500	1,988,882
Singapore Exchange Ltd.	417,400	2,660,547
Singapore Post Ltd.(b)	1,392,600	913,164
Singapore Technologies Engineering Ltd.	1,137,000	3,423,745
Singapore Telecommunications Ltd.	5,669,600	13,707,729
SPH REIT(b)	324,300	251,856
Starhill Global REIT	2,198,800	1,184,056
StarHub Ltd.	542,600	572,455
Suntec REIT	1,104,700	1,489,228
United Overseas Bank Ltd.	823,400	15,479,848
UOL Group Ltd.	243,800	1,425,397
Venture Corp. Ltd.	181,100	2,166,725
Wilmar International Ltd.	1,276,600	3,657,049
Wing Tai Holdings Ltd.(b)	724,400	1,061,470
Yangzijiang Shipbuilding Holdings Ltd.	1,869,600	1,301,282
Yanlord Land Group Ltd.	748,800	630,903
Yoma Strategic Holdings Ltd.(a)(b)	1,252,900	289,152

		164,846,334

South Africa — 1.2%
Absa Group Ltd.	501,690	4,596,971
Adcock Ingram Holdings Ltd.	107,388	364,057
AECI Ltd.	120,501	833,895
African Rainbow Minerals Ltd.	125,298	1,410,986
Anglo American Platinum Ltd.	40,811	3,263,628
AngloGold Ashanti Ltd.	302,684	6,130,161
Aspen Pharmacare Holdings Ltd.(a)	284,777	2,203,108
AVI Ltd.	255,298	1,317,382
Barloworld Ltd.	157,367	979,905
Bid Corp. Ltd.	248,723	5,509,398
Bidvest Group Ltd. (The)	192,006	2,649,771
Capitec Bank Holdings Ltd.	31,870	2,860,215
Clicks Group Ltd.	197,351	3,214,034
Coronation Fund Managers Ltd.	176,749	494,914
Dis-Chem Pharmacies Ltd.(c)	284,089	487,513
Discovery Ltd.	285,470	2,226,360
Emira Property Fund Ltd.	899,386	768,101
Exxaro Resources Ltd.	189,779	1,540,677
FirstRand Ltd.	2,385,888	9,193,928
Foschini Group Ltd. (The)	171,297	1,573,701
Gold Fields Ltd.	596,079	3,886,167
Growthpoint Properties Ltd.	2,056,415	2,891,416
Harmony Gold Mining Co. Ltd.(a)	379,979	1,287,665
Hyprop Investments Ltd.	170,662	612,925
Impala Platinum Holdings Ltd.(a)	565,860	5,338,124
Imperial Logistics Ltd.	107,522	364,440
Investec Ltd.	220,183	1,233,800
JSE Ltd.	103,423	758,461
Kumba Iron Ore Ltd.	51,034	1,189,268
Liberty Holdings Ltd.	96,551	679,742
Life Healthcare Group Holdings Ltd.	964,661	1,610,394
Massmart Holdings Ltd.	91,307	324,881
Momentum Metropolitan Holdings	729,899	972,745
Motus Holdings Ltd.	148,970	804,465
Mr. Price Group Ltd.	188,790	2,141,202
MTN Group Ltd.(b)	1,215,459	6,546,680

Security	Shares	Value

South Africa (continued)
MultiChoice Group Ltd.(a)	330,046	$2,349,346
Murray & Roberts Holdings Ltd.	411,793	294,854
Nampak Ltd.(a)	497,821	162,627
Naspers Ltd., Class N	314,219	51,548,717
Nedbank Group Ltd.	261,383	3,410,465
NEPI Rockcastle PLC	268,022	2,206,788
Netcare Ltd.	878,154	1,173,838
Northam Platinum Ltd.(a)	277,600	2,326,180
Oceana Group Ltd.	81,738	344,128
Old Mutual Ltd.	3,393,307	3,913,745
Pick n Pay Stores Ltd.	278,909	1,207,716
Pioneer Foods Group Ltd.	87,366	634,298
PPC Ltd.(a)	1,238,816	189,958
PSG Group Ltd.	117,040	1,671,777
Rand Merchant Investment Holdings Ltd.	612,694	1,107,788
Redefine Properties Ltd.	3,858,325	1,849,485
Reinet Investments SCA	108,264	2,328,475
Remgro Ltd.	383,331	4,664,016
Resilient REIT Ltd.	229,633	996,640
Reunert Ltd.	193,517	792,027
RMB Holdings Ltd.	592,040	2,910,171
Sanlam Ltd.	1,424,964	7,022,457
Sappi Ltd.(a)	425,617	1,081,955
Sasol Ltd.	411,705	6,564,718
Shoprite Holdings Ltd.	340,133	2,654,486
Sibanye Gold Ltd.(a)(b)	1,642,808	4,280,205
SPAR Group Ltd. (The)	143,822	1,838,298
Standard Bank Group Ltd.	917,168	9,629,362
Steinhoff International Holdings NV(a)(b)	2,985,459	179,134
Sun International Ltd./South Africa(a)	206,532	482,062
Super Group Ltd./South Africa(a)	366,693	608,242
Telkom SA SOC Ltd.	222,963	479,535
Tiger Brands Ltd.	121,051	1,589,856
Truworths International Ltd.	344,400	1,012,570
Vodacom Group Ltd.	458,566	3,584,577
Vukile Property Fund Ltd.	594,175	709,072
Wilson Bayly Holmes-Ovcon Ltd.	62,512	540,872
Woolworths Holdings Ltd.	697,040	2,062,378

		212,663,898

South Korea — 2.9%
ABLBio Inc.(a)(b)	21,672	320,939
Aekyung Industrial Co. Ltd.	6,394	162,552
AfreecaTV Co. Ltd.(b)	5,582	252,908
Alteogen Inc.(a)(b)	6,953	372,196
Amicogen Inc.(a)	15,737	311,611
Amorepacific Corp.(b)	22,942	3,618,824
AMOREPACIFIC Group	21,517	1,303,459
Asiana Airlines Inc.(a)	138,974	531,712
BGF retail Co. Ltd.	6,497	899,446
BH Co. Ltd.(a)	25,292	449,881
Binggrae Co. Ltd.	15,686	696,220
BNK Financial Group Inc.	179,883	1,018,761
Bukwang Pharmaceutical Co. Ltd.	38,193	440,621
Cafe24 Corp.(a)	5,818	240,657
Celltrion Healthcare Co. Ltd.(a)	38,394	1,842,629
Celltrion Inc.(a)	67,971	9,409,922
Celltrion Pharm Inc.(a)	15,092	531,199
Chabiotech Co. Ltd.(a)	34,755	390,751
Cheil Worldwide Inc.	60,758	1,078,182
CJ CGV Co. Ltd.	22,119	487,162

SCHEDULE OF INVESTMENTS	99

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
CJ CheilJedang Corp.	5,951	$1,185,856
CJ Corp.	10,311	716,324
CJ ENM Co. Ltd.	8,312	963,811
CJ Logistics Corp.(a)	6,366	779,826
CMG Pharmaceutical Co. Ltd.(a)(b)	84,653	254,275
Com2uSCorp	9,770	834,489
Cosmax Inc.	7,603	436,334
CrystalGenomics Inc.(a)	42,671	447,529
Daea TI Co. Ltd.(b)	62,970	248,319
Daelim Industrial Co. Ltd.	20,374	1,384,649
Daesang Corp.	24,640	433,115
Daewoo Engineering & Construction Co. Ltd.(a)	142,515	520,150
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	30,523	632,561
Daewoong Pharmaceutical Co. Ltd.	3,833	379,489
DB HiTek Co. Ltd.	32,601	748,112
DB Insurance Co. Ltd.	35,606	1,269,669
Dentium Co. Ltd.	6,911	282,099
DGB Financial Group Inc.	118,338	645,381
Dong-A Socio Holdings Co. Ltd.	8,275	651,947
Dong-A ST Co. Ltd.	8,969	708,128
Dongjin Semichem Co. Ltd.	30,120	442,254
Dongkuk Steel Mill Co. Ltd.(a)	67,081	276,913
Dongsung Pharmaceutical Co. Ltd.(a)	20,277	240,735
Dongwon Industries Co. Ltd.	1,577	267,277
Doosan Bobcat Inc.(b)	39,001	1,007,871
Doosan Infracore Co. Ltd.(a)(b)	124,786	515,121
DoubleUGames Co. Ltd.	7,358	291,702
Douzone Bizon Co. Ltd.	14,318	1,083,596
Ecopro Co. Ltd.	22,423	385,679
E-MART Inc.	15,203	1,415,894
Enzychem Lifesciences Corp.(a)	6,405	312,767
Eo Technics Co. Ltd.	11,447	1,008,462
F&F Co. Ltd.	5,407	460,469
Feelux Co. Ltd.(a)(b)	53,559	280,411
Fila Holdings Corp.	36,409	1,350,235
GemVax & Kael Co. Ltd.(a)	47,845	1,290,613
Genexine Co. Ltd.(a)	13,903	592,585
Grand Korea Leisure Co. Ltd.	42,926	659,098
Green Cross Cell Corp.	5,700	179,821
Green Cross Corp./South Korea	7,109	736,638
Green Cross Holdings Corp.	38,220	655,786
GS Engineering & Construction Corp.	42,526	999,059
GS Holdings Corp.	32,530	1,247,322
GS Retail Co. Ltd.	22,776	757,703
G-treeBNT Co. Ltd.(a)(b)	20,745	464,733
Halla Holdings Corp.	14,867	521,408
Hana Financial Group Inc.	200,851	5,594,876
Hana Tour Service Inc.(b)	13,384	504,209
Hanall Biopharma Co. Ltd.(a)	25,013	534,112
Handsome Co. Ltd.	20,184	464,019
Hanjin Kal Corp.(b)	27,182	935,069
Hanjin Transportation Co. Ltd.	7,329	203,541
Hankook Tire & Technology Co. Ltd.	56,136	1,351,767
Hanmi Pharm Co. Ltd.	4,733	1,115,890
Hanon Systems(b)	143,666	1,265,674
Hanssem Co. Ltd.	8,143	487,138
Hanwha Aerospace Co. Ltd.(a)	30,387	828,609
Hanwha Corp.	37,564	685,503
Hanwha Life Insurance Co. Ltd.	312,804	538,028

Security	Shares	Value

South Korea (continued)
Hanwha Solutions Corp.(a)	81,075	$1,146,213
HDC Hyundai Development Co-Engineering & Construction, Class E(b)	24,702	433,168
Helixmith Co. Ltd.(a)(b)	14,240	922,371
HLB Inc.(a)(b)	23,940	1,862,011
HLB Life Science Co. Ltd.(a)(b)	38,530	722,528
Hotel Shilla Co. Ltd.	22,652	1,661,102
Huchems Fine Chemical Corp.	25,150	411,482
Hugel Inc.(a)	2,192	804,264
Hyosung Advanced Materials Corp.(a)	3,501	292,570
Hyosung Chemical Corp.	3,084	305,334
Hyosung Corp.	7,093	423,729
Hyosung Heavy Industries Corp.(a)	8,582	162,373
Hyosung TNC Co. Ltd.	2,710	377,447
Hyundai Bioscience Co. Ltd.(a)(b)	29,546	292,522
Hyundai Construction Equipment Co. Ltd.	10,558	236,522
Hyundai Department Store Co. Ltd.	12,063	789,457
Hyundai Elevator Co. Ltd.(a)(b)	12,786	652,254
Hyundai Engineering & Construction Co. Ltd.	56,330	1,805,434
Hyundai Glovis Co. Ltd.	12,848	1,584,642
Hyundai Greenfood Co. Ltd.	91,953	794,660
Hyundai Heavy Industries Holdings Co. Ltd.	6,521	1,496,408
Hyundai Home Shopping Network Corp.	9,453	595,646
Hyundai Livart Furniture Co. Ltd.	25,536	238,894
Hyundai Marine & Fire Insurance Co. Ltd.	47,887	883,932
Hyundai Merchant Marine Co. Ltd.(a)	251,780	734,099
Hyundai Mipo Dockyard Co. Ltd.	19,638	682,968
Hyundai Mobis Co. Ltd.	48,485	9,336,164
Hyundai Motor Co.	107,504	11,274,909
Hyundai Rotem Co. Ltd.(a)	34,901	417,283
Hyundai Steel Co.	57,868	1,374,052
Hyundai Wia Corp.	14,072	505,924
Iljin Materials Co. Ltd.(a)	18,441	742,684
Industrial Bank of Korea(a)	155,143	1,399,326
Inscobee Inc.(a)(b)	82,521	196,289
iNtRON Biotechnology Inc.(a)	32,770	323,067
JB Financial Group Co. Ltd.	216,211	926,994
JW Pharmaceutical Corp.	23,630	580,911
JYP Entertainment Corp.	23,616	489,420
Kakao Corp.(a)	36,347	4,848,910
Kangwon Land Inc.	80,991	1,872,133
KB Financial Group Inc.(a)	284,178	10,479,190
KCC Corp.	4,110	694,857
KCC Glass Corp.(a)	3,862	110,496
KEPCO Plant Service & Engineering Co. Ltd.	17,866	562,880
Kia Motors Corp.	191,857	6,583,841
KIWOOM Securities Co. Ltd.	12,938	769,647
KMW Co. Ltd.(a)	20,387	847,570
Koh Young Technology Inc.	9,406	726,058
Kolmar Korea Co. Ltd.	16,060	569,312
Kolmar Korea Holdings Co. Ltd.	20,564	367,507
Kolon Industries Inc.	13,064	463,107
Komipharm International Co. Ltd.(a)(b)	50,102	563,298
Korea Aerospace Industries Ltd.	51,918	1,311,182
Korea Electric Power Corp.(a)	179,064	3,808,594
Korea Gas Corp.	21,048	573,948
Korea Investment Holdings Co. Ltd.	29,322	1,636,039
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	28,622	2,737,683
Korea Zinc Co. Ltd.	5,864	1,869,631

100	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Korean Air Lines Co. Ltd.	34,713	$688,814
Korean Reinsurance Co.	100,176	725,359
KT Skylife Co. Ltd.	44,754	325,559
KT&G Corp.(a)	85,257	6,802,820
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	65,030	283,178
Kumho Petrochemical Co. Ltd.	13,355	732,825
Kumho Tire Co. Inc.(a)	96,013	307,731
L&F Co. Ltd.	14,222	274,452
LegoChem Biosciences Inc.(a)	7,651	270,900
LF Corp.	41,892	528,988
LG Chem Ltd.	33,073	9,365,388
LG Corp.	67,707	3,993,625
LG Display Co. Ltd.(a)	163,933	2,118,193
LG Electronics Inc.	74,526	4,120,706
LG Hausys Ltd.	8,560	350,846
LG Household & Health Care Ltd.	6,719	7,091,918
LG Innotek Co. Ltd.	10,958	1,397,505
LG International Corp.	34,375	348,985
LG Uplus Corp.	75,565	840,069
LIG Nex1 Co. Ltd.	8,962	209,415
Lotte Chemical Corp.	11,952	1,900,326
Lotte Chilsung Beverage Co. Ltd.	3,810	396,392
Lotte Confectionery Co. Ltd.	3,312	382,095
Lotte Corp.	26,498	784,813
LOTTE Fine Chemical Co. Ltd.	17,148	561,840
Lotte Food Co. Ltd.	659	199,052
Lotte Shopping Co. Ltd.	7,953	770,711
LS Corp.	16,466	550,548
LS Industrial Systems Co. Ltd.	14,932	660,248
Mando Corp.	29,958	843,303
Medipost Co. Ltd.(a)	20,173	550,934
Medy-Tox Inc.	3,315	903,674
Meritz Fire & Marine Insurance Co. Ltd.	58,770	774,165
Meritz Securities Co. Ltd.	243,466	747,649
Mezzion Pharma Co. Ltd.(a)	5,333	738,749
Mirae Asset Daewoo Co. Ltd.	273,260	1,579,697
Namyang Dairy Products Co. Ltd.	1,026	353,808
Naturecell Co. Ltd.(a)	42,696	211,716
NAVER Corp.	100,743	15,172,520
NCSoft Corp.	11,661	6,222,592
NEPES Corp.(b)	15,437	306,966
Netmarble Corp.(a)(c)	18,681	1,404,386
Nexen Tire Corp.	40,745	277,251
NH Investment & Securities Co. Ltd.	123,332	1,143,448
NHN Corp.(a)	11,128	704,924
NongShim Co. Ltd.	3,684	714,019
OCI Co. Ltd.	13,568	635,226
Orion Corp.	17,395	1,495,983
Oscotec Inc.(a)	19,877	319,373
Osstem Implant Co. Ltd.(a)	11,417	407,117
Pan Ocean Co. Ltd.(a)	193,385	645,779
Paradise Co. Ltd.	42,551	606,928
Pearl Abyss Corp.(a)	5,190	790,791
Pharmicell Co. Ltd.(a)	44,863	294,356
Poongsan Corp.	19,658	338,945
POSCO	55,791	10,345,103
POSCO Chemical Co. Ltd.	18,723	901,708
Posco International Corp.	40,792	576,704
RFHIC Corp.(b)	9,697	231,472
S-1 Corp.	12,682	969,359

Security	Shares	Value

South Korea (continued)
Sam Chun Dang Pharm Co. Ltd.	13,391	$324,705
Samsung Biologics Co. Ltd.(a)(c)	12,045	4,896,424
Samsung C&T Corp.	60,178	5,478,301
Samsung Card Co. Ltd.	16,661	530,507
Samsung Electro-Mechanics Co. Ltd.	41,380	4,339,892
Samsung Electronics Co. Ltd.	3,391,332	160,482,548
Samsung Engineering Co. Ltd.(a)	108,576	1,571,453
Samsung Fire & Marine Insurance Co. Ltd.	22,178	3,926,298
Samsung Heavy Industries Co. Ltd.(a)	298,862	1,667,519
Samsung Life Insurance Co. Ltd.	48,453	2,825,426
Samsung SDI Co. Ltd.	39,530	9,154,071
Samsung SDS Co. Ltd.	25,502	4,151,016
Samsung Securities Co. Ltd.	44,855	1,326,626
Samwha Capacitor Co. Ltd.(b)	8,284	378,804
Sangsangin Co. Ltd.(a)	41,053	277,280
Seah Besteel Corp.	19,398	209,954
Seegene Inc.(a)	32,436	819,166
Seojin System Co. Ltd.	14,654	333,814
Seoul Semiconductor Co. Ltd.	43,363	523,914
SFA Engineering Corp.	23,360	799,671
Shinhan Financial Group Co. Ltd.(a)	325,374	10,687,915
Shinsegae Inc.	6,030	1,350,850
Shinsegae International Inc.	2,286	393,195
SillaJen Inc.(a)(b)	50,883	555,002
SK Chemicals Co. Ltd.	13,423	652,089
SK Discovery Co. Ltd.	18,281	357,383
SK Holdings Co. Ltd.	24,627	4,866,098
SK Hynix Inc.	390,234	30,613,650
SK Innovation Co. Ltd.	40,023	4,365,474
SK Materials Co. Ltd.	3,447	452,042
SK Networks Co. Ltd.	113,361	473,190
SK Telecom Co. Ltd.	13,216	2,544,844
SKC Co. Ltd.	21,815	953,611
SKCKOLONPI Inc.	13,850	452,622
SM Entertainment Co. Ltd.(a)	21,307	587,268
S-Oil Corp.	31,507	2,014,375
Soulbrain Co. Ltd.	7,730	634,952
STCUBE(a)	19,687	162,702
Sungwoo Hitech Co. Ltd.	150,573	458,598
Telcon RF Pharmaceutical Inc.(a)	71,769	293,555
Tongyang Life Insurance Co. Ltd.	73,994	223,190
Webzen Inc.(a)	16,727	205,605
Whanin Pharmaceutical Co. Ltd.	69,580	878,616
Woongjin Coway Co. Ltd.	36,556	2,692,970
Woori Financial Group Inc.	300,333	2,557,688
YG Entertainment Inc.	15,381	407,803
Youngone Corp.(a)	19,164	496,847
Youngone Holdings Co. Ltd.	14,939	519,547
Yuhan Corp.	7,126	1,303,409
Yungjin Pharmaceutical Co. Ltd.(a)	169,835	795,133
Yuyang DNU Co. Ltd.(a)	54,900	187,476

		534,456,252

Spain — 1.8%
Acciona SA(b)	14,373	1,631,044
Acerinox SA	121,206	1,182,289
ACS Actividades de Construccion y Servicios SA	186,185	6,196,098
Aena SME SA(c)	48,389	8,963,369
Almirall SA	54,109	800,514
Amadeus IT Group SA	309,087	24,257,995
Applus Services SA	123,477	1,435,423

SCHEDULE OF INVESTMENTS	101

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	87,206	$295,530
Banco Bilbao Vizcaya Argentaria SA	4,620,871	23,906,690
Banco de Sabadell SA	4,102,057	3,700,363
Banco Santander SA	11,321,914	44,591,852
Banco Santander SA, New(a)	391,403	1,636,535
Bankia SA	795,116	1,446,404
Bankinter SA	474,941	3,081,134
Befesa SA(c)	18,385	712,080
Bolsas y Mercados Espanoles SHMSF SA	52,079	2,019,989
CaixaBank SA	2,524,291	7,385,188
Cellnex Telecom SA(c)	190,471	9,481,714
Cia. de Distribucion Integral Logista Holdings SA	38,958	874,690
Cie. Automotive SA	57,706	1,266,846
Construcciones y Auxiliar de Ferrocarriles SA	23,574	1,046,295
Corp Financiera Alba SA	37,655	1,911,201
Distribuidora Internacional de Alimentacion SA(a)(b)	3,013,620	340,983
Ebro Foods SA	57,915	1,198,267
Enagas SA	80,017	2,156,573
Ence Energia y Celulosa SA(b)	107,826	436,866
Endesa SA	212,815	5,841,797
Euskaltel SA(c)	110,255	1,038,569
Faes Farma SA	358,920	1,956,956
Ferrovial SA	360,771	11,458,455
Fluidra SA(a)	39,838	490,048
Fomento de Construcciones y Contratas SA	86,367	1,073,888
Gestamp Automocion SA(c)	153,055	624,525
Global Dominion Access SA(a)(c)	171,700	628,869
Grifols SA	211,891	7,114,975
Grupo Catalana Occidente SA	46,455	1,526,425
Iberdrola SA	4,317,131	47,220,504
Iberdrola SA, New(a)	78,611	859,839
Indra Sistemas SA(a)	117,649	1,350,723
Industria de Diseno Textil SA	772,336	25,993,772
Inmobiliaria Colonial Socimi SA	185,704	2,488,088
Lar Espana Real Estate Socimi SA	67,340	498,503
Liberbank SA	1,785,518	590,843
Mapfre SA	516,530	1,323,432
Masmovil Ibercom SA(a)	60,235	1,261,621
Mediaset Espana Comunicacion SA	121,930	668,993
Melia Hotels International SA	86,203	692,594
Merlin Properties Socimi SA	272,021	3,858,608
Naturgy Energy Group SA	202,311	5,335,986
Neinor Homes SA(a)(c)	57,545	628,786
Prosegur Cia. de Seguridad SA	224,195	883,499
Red Electrica Corp. SA	291,862	5,833,268
Repsol SA	1,084,073	14,975,076
Sacyr SA	312,138	895,911
Sacyr SA, New(a)	6,786	19,476
Siemens Gamesa Renewable Energy SA	174,556	2,786,546
Solaria Energia y Medio Ambiente SA(a)	50,190	469,994
Talgo SA(a)(c)	125,150	827,987
Tecnicas Reunidas SA(a)	28,202	687,576
Telefonica SA	3,309,685	22,406,552
Unicaja Banco SA(c)	620,649	620,055
Viscofan SA	27,782	1,480,288
Zardoya Otis SA	187,990	1,417,689

		329,786,648

Sweden — 2.0%
AAK AB	120,874	2,270,467
AF POYRY AB	78,029	1,984,999

Security	Shares	Value

Sweden (continued)
Alfa Laval AB	219,659	$5,492,244
Alimak Group AB(c)	25,811	354,549
Arjo AB, Class B	216,249	1,035,628
Assa Abloy AB, Class B	717,097	17,059,478
Atlas Copco AB, Class A	477,252	16,933,926
Atlas Copco AB, Class B	277,204	8,627,889
Attendo AB(c)	84,529	465,238
Avanza Bank Holding AB	94,540	925,916
Axfood AB	71,013	1,472,032
Beijer Ref AB	44,957	1,352,630
Betsson AB	103,784	444,912
Bilia AB, Class A	69,042	758,566
BillerudKorsnas AB	124,210	1,596,657
BioGaia AB, Class B	12,592	545,425
Biotage AB	41,957	523,230
Boliden AB	198,246	4,716,201
Bonava AB, Class B	85,482	764,479
Bravida Holding AB(c)	149,687	1,365,076
Bure Equity AB	35,988	802,749
Castellum AB	190,263	4,670,387
Cellavision AB	14,132	488,971
Clas Ohlson AB, Class B	45,010	477,248
Cloetta AB, Class B	169,948	599,486
Dios Fastigheter AB	93,596	862,291
Dometic Group AB(c)	211,981	1,933,168
Dustin Group AB(c)	63,817	493,261
Electrolux AB, Series B	157,639	3,740,362
Elekta AB, Class B	258,103	2,956,282
Embracer Group AB(a)(b)	133,099	1,114,377
Epiroc AB, Class A	475,159	5,506,504
Epiroc AB, Class B	284,191	3,216,762
Essity AB, Class B	432,989	13,746,182
Evolution Gaming Group AB(c)	84,069	2,599,178
Fabege AB	186,113	3,192,748
Fastighets AB Balder, Class B(a)	70,311	3,336,593
Fingerprint Cards AB, Class B(a)(b)	264,187	468,422
Getinge AB, Class B	159,662	2,725,733
Granges AB	58,006	536,209
Hansa Biopharma AB(a)(b)	27,036	201,536
Hennes & Mauritz AB, Class B	573,717	12,597,947
Hexagon AB, Class B	189,198	10,309,202
Hexpol AB	191,164	1,724,485
Hoist Finance AB(a)(c)	73,572	367,454
Holmen AB, Class B	70,056	2,074,355
Hufvudstaden AB, Class A	74,256	1,469,920
Husqvarna AB, Class B	292,329	2,205,513
ICA Gruppen AB	63,579	2,795,493
Industrivarden AB, Class C	108,706	2,563,520
Indutrade AB	72,065	2,598,890
Intrum AB(b)	52,846	1,464,434
Investor AB, Class B	315,932	17,313,139
JM AB	57,033	1,743,182
Kambi Group PLC(a)	16,562	223,721
Karo Pharma AB(a)(b)	83,896	376,366
Kindred Group PLC	183,825	935,083
Kinnevik AB, Class B	174,283	4,209,415
Klovern AB, Class B	418,855	1,050,761
Kungsleden AB	192,306	2,047,029
L E Lundbergforetagen AB, Class B	36,952	1,604,800
LeoVegas AB(b)(c)	79,396	243,823

102	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Lifco AB, Class B	34,699	$2,046,592
Lindab International AB	87,590	992,341
Loomis AB, Class B	47,328	1,715,635
Lundin Petroleum AB	131,864	4,016,669
Mekonomen AB(a)(b)	49,129	409,805
Millicom International Cellular SA, SDR	68,509	3,236,864
Modern Times Group MTG AB, Class B(a)	42,782	426,193
Mycronic AB(b)	60,007	1,168,557
NCC AB, Class B	81,262	1,517,553
NetEnt AB	156,462	400,949
Nibe Industrier AB, Class B	229,046	3,970,845
Nobia AB	144,562	1,066,369
Nobina AB(c)	74,358	563,935
Nolato AB, Class B	17,367	1,007,211
Nordic Entertainment Group AB, Class B	50,957	1,546,899
Nyfosa AB(a)	175,461	1,716,628
Oncopeptides AB(a)(b)(c)	19,557	281,222
Pandox AB	59,817	1,334,280
Paradox Interactive AB(b)	27,023	426,149
Peab AB, Class B	145,600	1,462,246
PowerCell Sweden AB(a)	31,648	636,332
Ratos AB, Class B	151,324	532,220
Recipharm AB, Class B	35,470	521,085
Resurs Holding AB(c)	181,450	1,004,327
Saab AB, Class B(b)	67,733	2,200,928
Samhallsbyggnadsbolaget i Norden AB	794,444	1,957,540
Sandvik AB	803,520	14,684,634
SAS AB(a)(b)	166,074	238,463
Scandic Hotels Group AB(c)	42,247	448,389
Securitas AB, Class B	206,631	3,253,179
Skandinaviska Enskilda Banken AB, Class A	1,171,687	11,577,500
Skanska AB, Class B	239,118	5,532,239
SKF AB, Class B	260,698	4,779,231
SSAB AB, Class A	142,952	440,188
SSAB AB, Class B	442,395	1,275,506
Stillfront Group AB(a)	16,917	816,131
Svenska Cellulosa AB SCA, Class B	429,024	4,296,182
Svenska Handelsbanken AB, Class A	1,068,098	10,491,876
Sweco AB, Class B	45,704	1,763,928
Swedbank AB, Class A	651,378	10,018,705
Swedish Match AB	121,591	6,880,189
Swedish Orphan Biovitrum AB(a)	130,847	2,336,978
Tele2 AB, Class B	348,615	5,258,892
Telefonaktiebolaget LM Ericsson, Class B	2,213,733	17,399,990
Telia Co. AB	1,877,361	8,034,439
Thule Group AB(c)	84,582	1,999,012
Trelleborg AB, Class B	178,975	2,939,389
Vitrolife AB	53,945	1,131,660
Volvo AB, Class B	1,039,338	17,824,340
Wallenstam AB, Class B	151,588	1,983,187
Wihlborgs Fastigheter AB	123,466	2,364,628

		366,204,752

Switzerland — 6.0%
ABB Ltd., Registered	1,310,399	30,584,355
Adecco Group AG, Registered	111,649	6,563,843
Alcon Inc.(a)	299,931	17,707,575
Allreal Holding AG, Registered	9,505	1,971,072
ALSO Holding AG, Registered	6,609	1,078,601
Aryzta AG(a)(b)	800,706	806,974
Ascom Holding AG, Registered	59,435	589,759

Security	Shares	Value

Switzerland (continued)
Autoneum Holding AG(b)	2,866	$331,041
Bachem Holding AG, Class B, Registered	3,527	631,931
Baloise Holding AG, Registered	37,200	6,722,961
Banque Cantonale Vaudoise, Registered	1,528	1,278,548
Barry Callebaut AG, Registered	1,970	4,363,026
Basilea Pharmaceutica AG, Registered(a)(b)	13,723	786,143
Belimo Holding AG	295	2,067,707
Bell Food Group AG, Registered	1,763	459,738
BKW AG	21,827	2,030,050
Bobst Group SA, Registered(b)	5,610	294,911
Bossard Holding AG, Class A, Registered	4,553	661,388
Bucher Industries AG, Registered	5,239	1,755,658
Burckhardt Compression Holding AG	3,741	1,024,028
Cembra Money Bank AG	19,583	2,292,416
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	749	6,278,879
Chocoladefabriken Lindt & Spruengli AG, Registered	72	6,711,390
Cie. Financiere Richemont SA, Registered	372,352	27,272,482
Clariant AG, Registered	135,223	3,046,706
Coca-Cola HBC AG	146,258	5,371,334
Comet Holding AG, Registered(b)	5,674	725,980
Conzzeta AG, Registered	1,065	1,210,265
Credit Suisse Group AG, Registered	1,829,677	23,173,316
Daetwyler Holding AG, Bearer	5,651	1,019,518
DKSH Holding AG	24,677	1,275,236
dormakaba Holding AG	2,107	1,323,907
Dufry AG, Registered	29,613	2,571,199
EFG International AG	130,733	810,600
Emmi AG, Registered	1,546	1,498,792
EMS-Chemie Holding AG, Registered	5,924	3,881,972
Flughafen Zurich AG, Registered	14,682	2,552,928
Forbo Holding AG, Registered	761	1,308,246
Galenica AG(c)	34,537	2,356,301
GAM Holding AG(a)	141,235	436,101
Geberit AG, Registered	26,631	14,060,351
Georg Fischer AG, Registered	3,027	2,976,940
Givaudan SA, Registered	6,575	21,679,195
Helvetia Holding AG, Registered	24,388	3,509,829
Huber & Suhner AG, Registered	16,229	1,211,559
Idorsia Ltd.(a)	70,062	2,249,074
Implenia AG, Registered	13,677	558,170
Inficon Holding AG, Registered	1,489	1,147,107
Interroll Holding AG, Registered	504	985,581
Julius Baer Group Ltd.	160,538	8,039,800
Kardex AG, Registered	5,059	863,405
Komax Holding AG, Registered(b)	4,018	813,640
Kudelski SA, Bearer(b)	69,448	377,321
Kuehne + Nagel International AG, Registered	38,076	6,158,801
LafargeHolcim Ltd., Registered	350,330	17,835,246
Landis+Gyr Group AG	22,546	2,068,869
LEM Holding SA, Registered	421	637,317
Leonteq AG(a)(b)	12,277	458,263
Logitech International SA, Registered	127,254	5,721,119
Lonza Group AG, Registered	53,674	22,049,499
Meyer Burger Technology AG(a)(b)	524,672	221,739
Mobilezone Holding AG, Registered	111,285	1,264,642
Mobimo Holding AG, Registered	8,317	2,681,930
Nestle SA, Registered	2,106,261	232,323,133
Novartis AG, Registered	1,523,399	144,007,763

SCHEDULE OF INVESTMENTS	103

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
OC Oerlikon Corp. AG, Registered	145,902	$1,556,671
Pargesa Holding SA, Bearer	22,482	1,803,082
Partners Group Holding AG	13,596	12,473,162
PSP Swiss Property AG, Registered	31,606	4,778,013
Roche Holding AG, NVS	498,184	167,516,275
Schindler Holding AG, Participation Certificates, NVS	28,344	7,329,559
Schindler Holding AG, Registered	18,044	4,490,186
Schweiter Technologies AG, Bearer	893	1,105,544
Sensirion Holding AG(a)(c)	8,683	355,171
SFS Group AG	13,066	1,219,963
SGS SA, Registered	3,696	10,695,771
Siegfried Holding AG, Registered	3,887	1,799,518
SIG Combibloc Group AG	117,589	1,858,112
Sika AG, Registered	92,186	16,583,826
Sonova Holding AG, Registered	39,956	10,017,482
St. Galler Kantonalbank AG, Class A, Registered	3,364	1,600,991
Straumann Holding AG, Registered	7,603	7,252,590
Sulzer AG, Registered	15,625	1,727,021
Sunrise Communications Group AG(c)	22,617	1,869,019
Swatch Group AG (The), Bearer	20,337	5,117,725
Swatch Group AG (The), Registered	37,879	1,846,722
Swiss Life Holding AG, Registered	25,242	12,704,098
Swiss Prime Site AG, Registered	54,829	6,696,932
Swiss Re AG	208,057	23,514,141
Swisscom AG, Registered	17,778	9,762,278
Swissquote Group Holding SA, Registered	9,877	597,054
Tecan Group AG, Registered	8,372	2,368,066
Temenos AG, Registered	48,927	7,908,880
UBS Group AG, Registered	2,695,434	33,537,465
Valiant Holding AG, Registered	14,384	1,479,489
Valora Holding AG, Registered	3,033	808,213
VAT Group AG(c)	20,469	3,099,692
Vifor Pharma AG	33,340	6,153,269
Vontobel Holding AG, Registered	25,391	1,771,802
Zur Rose Group AG(a)(b)	7,332	906,189
Zurich Insurance Group AG	106,432	44,219,299

		1,089,250,440

Taiwan — 3.3%
Accton Technology Corp.	356,000	1,920,884
Acer Inc.	2,081,148	1,164,269
Advanced Ceramic X Corp.	45,000	455,824
Advanced Wireless Semiconductor Co.	104,000	313,973
Advantech Co. Ltd.	216,608	2,086,561
Airtac International Group	92,496	1,436,017
AmTRAN Technology Co. Ltd.(a)	1,279,000	436,085
ASE Technology Holding Co. Ltd.	2,356,958	5,820,420
Asia Cement Corp.	1,314,329	1,964,380
Asia Optical Co. Inc.	203,000	581,267
ASMedia Technology Inc.	28,000	739,647
Asustek Computer Inc.	457,000	3,388,659
AU Optronics Corp.	5,568,000	1,861,591
AURAS Technology Co. Ltd.	52,000	282,300
BES Engineering Corp.	3,921,000	955,297
Bizlink Holding Inc.	84,000	622,861
Brighton-Best International Taiwan Inc.	448,000	414,499
Capital Securities Corp.	3,420,450	1,154,907
Career Technology MFG. Co. Ltd.	397,620	395,527
Catcher Technology Co. Ltd.	463,000	3,739,680
Cathay Financial Holding Co. Ltd.	5,316,020	7,153,372

Security	Shares	Value

Taiwan (continued)
Center Laboratories Inc.	238,939	$415,250
Century Iron & Steel Industrial Co. Ltd.	108,000	245,251
Chailease Holding Co. Ltd.	817,696	3,437,631
Chang Hwa Commercial Bank Ltd.	3,713,689	2,636,917
Cheng Loong Corp.	1,112,000	725,161
Cheng Shin Rubber Industry Co. Ltd.	1,193,500	1,554,643
Cheng Uei Precision Industry Co. Ltd.	333,000	438,724
Chicony Electronics Co. Ltd.	437,137	1,243,009
Chilisin Electronics Corp.	179,000	699,196
China Airlines Ltd.	2,489,000	660,789
China Bills Finance Corp.	3,212,000	1,616,154
China Development Financial Holding Corp.	12,109,000	3,723,811
China Life Insurance Co. Ltd.(a)	1,733,759	1,417,586
China Man-Made Fiber Corp.	3,421,130	851,630
China Petrochemical Development Corp.	3,409,652	914,237
China Steel Chemical Corp.	222,000	881,856
China Steel Corp.	8,366,575	6,397,692
Chin-Poon Industrial Co. Ltd.	455,000	459,383
Chipbond Technology Corp.	491,000	984,958
ChipMOS Technologies Inc.	412,000	409,150
Chlitina Holding Ltd.	44,000	297,130
Chroma ATE Inc.	260,000	1,295,309
Chunghwa Precision Test Tech Co. Ltd.	15,000	437,949
Chunghwa Telecom Co. Ltd.	2,676,000	9,566,950
CMC Magnetics Corp.(a)	881,604	239,305
Compal Electronics Inc.	3,075,000	1,867,862
Compeq Manufacturing Co. Ltd.	849,000	1,149,462
Concraft Holding Co. Ltd.	58,000	258,234
Coretronic Corp.	433,000	524,605
CTBC Financial Holding Co. Ltd.	12,424,980	9,069,178
CTCI Corp.	656,000	818,670
Cub Elecparts Inc.	54,328	389,355
Darfon Electronics Corp.	244,000	310,967
Delta Electronics Inc.	1,343,000	6,357,344
E Ink Holdings Inc.	756,000	744,513
E.Sun Financial Holding Co. Ltd.	7,250,922	6,744,709
Eclat Textile Co. Ltd.	125,365	1,618,470
Egis Technology Inc.	55,000	364,130
Elan Microelectronics Corp.	304,000	868,456
Elite Material Co. Ltd.	229,000	875,550
eMemory Technology Inc.	60,000	644,510
Ennoconn Corp.	56,123	422,655
Epistar Corp.	917,000	1,039,665
Eternal Materials Co. Ltd.	1,257,635	1,121,959
Eva Airways Corp.	3,184,332	1,286,003
Evergreen Marine Corp. Taiwan Ltd.(a)	2,029,477	789,379
Everlight Electronics Co. Ltd.	636,000	795,816
Far Eastern Department Stores Ltd.	999,702	814,084
Far Eastern International Bank	3,132,204	1,233,845
Far Eastern New Century Corp.	1,922,071	1,794,247
Far EasTone Telecommunications Co. Ltd.	1,124,000	2,552,431
Faraday Technology Corp.	238,400	390,244
Feng Hsin Steel Co. Ltd.	468,000	821,080
Feng TAY Enterprise Co. Ltd.	222,890	1,350,222
Firich Enterprises Co. Ltd.	380,061	400,707
First Financial Holding Co. Ltd.	6,817,115	5,325,695
FLEXium Interconnect Inc.	333,987	1,171,923
Formosa Chemicals & Fibre Corp.	2,377,660	6,682,225
Formosa Petrochemical Corp.	827,000	2,461,098
Formosa Plastics Corp.	3,184,040	9,844,395

104	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Foxconn Technology Co. Ltd.	650,287	$1,302,339
Fubon Financial Holding Co. Ltd.	4,304,000	6,418,458
Fulgent Sun International Holding Co. Ltd.	104,000	450,991
General Interface Solution Holding Ltd.	202,000	675,362
Genius Electronic Optical Co. Ltd.	58,281	1,034,083
Giant Manufacturing Co. Ltd.	199,000	1,185,739
Gigabyte Technology Co. Ltd.	399,000	676,249
Global Unichip Corp.	70,000	552,650
Globalwafers Co. Ltd.	161,000	2,131,815
Goldsun Building Materials Co. Ltd.	1,161,000	564,954
Gourmet Master Co. Ltd.	87,000	296,633
Grand Pacific Petrochemical(a)	980,000	553,113
Grape King Bio Ltd.	106,000	673,707
Great Wall Enterprise Co. Ltd.	694,338	949,259
HannStar Display Corp.	2,516,000	624,648
Highwealth Construction Corp.	865,670	1,296,685
Hiwin Technologies Corp.	156,672	1,586,998
Holy Stone Enterprise Co. Ltd.	131,000	430,610
Hon Hai Precision Industry Co. Ltd.	8,797,769	24,230,341
Hota Industrial Manufacturing Co. Ltd.	175,000	695,157
Hotai Motor Co. Ltd.	219,000	4,509,186
HTC Corp.	609,000	690,465
Hua Nan Financial Holdings Co. Ltd.	4,865,654	3,487,087
Huaku Development Co. Ltd.	438,000	1,299,110
IBF Financial Holdings Co. Ltd.	3,438,283	1,337,344
Innolux Corp.	6,368,414	1,855,144
International CSRC Investment Holdings Co.	867,921	876,282
International Games System Co. Ltd.	51,000	820,484
Inventec Corp.	1,585,000	1,204,136
ITEQ Corp.	153,000	673,607
Jentech Precision Industrial Co. Ltd.	64,000	442,782
Kenda Rubber Industrial Co. Ltd.	745,322	713,026
King Yuan Electronics Co. Ltd.	1,067,000	1,153,218
King’s Town Bank Co. Ltd.	931,000	1,057,079
Kinsus Interconnect Technology Corp.	268,000	416,962
LandMark Optoelectronics Corp.	64,000	551,889
Largan Precision Co. Ltd.	71,000	11,293,158
Lite-On Technology Corp.	1,352,074	2,112,546
Lotes Co. Ltd.	69,000	719,488
Machvision Inc.	35,000	447,797
Macronix International	1,463,525	1,840,973
Makalot Industrial Co. Ltd.	153,797	773,847
MediaTek Inc.	1,057,970	13,588,413
Mega Financial Holding Co. Ltd.	7,699,941	8,041,747
Merida Industry Co. Ltd.	153,350	840,128
Merry Electronics Co. Ltd.	156,000	764,276
Micro-Star International Co. Ltd.	474,000	1,456,096
Mitac Holdings Corp.	1,430,749	1,373,489
Nan Kang Rubber Tire Co. Ltd.	395,000	635,473
Nan Ya Plastics Corp.	3,601,300	8,309,133
Nanya Technology Corp.	862,000	2,228,548
Nien Made Enterprise Co. Ltd.	121,000	991,344
Novatek Microelectronics Corp.	404,000	2,915,423
OBI Pharma Inc.(a)	161,877	659,104
Oriental Union Chemical Corp.	588,000	384,422
Parade Technologies Ltd.	64,000	1,349,532
PChome Online Inc.(a)	85,341	251,427
Pegatron Corp.	1,268,000	2,669,562
PharmaEssentia Corp.(a)	159,000	547,387
Phison Electronics Corp.	127,000	1,343,192

Security	Shares	Value

Taiwan (continued)
Pixart Imaging Inc.	122,000	$652,223
Pou Chen Corp.	1,441,000	1,674,306
Powertech Technology Inc.	543,000	1,941,276
President Chain Store Corp.	379,000	3,744,960
Primax Electronics Ltd.	314,000	550,895
Prince Housing & Development Corp.	1,556,521	559,047
Qisda Corp.	1,807,000	1,208,296
Quanta Computer Inc.	1,756,000	3,603,959
Radiant Opto-Electronics Corp.	333,060	1,157,645
Radium Life Tech Co. Ltd.	1,338,939	454,306
Realtek Semiconductor Corp.	349,020	2,859,494
RichWave Technology Corp.	45,000	226,423
Ruentex Development Co. Ltd.	559,983	786,894
Ruentex Industries Ltd.	374,769	844,840
Sercomm Corp.	183,000	450,094
Shanghai Commercial & Savings Bank Ltd. (The)	2,201,320	3,643,484
Shin Kong Financial Holding Co. Ltd.	7,923,476	2,583,543
Shin Zu Shing Co. Ltd.	169,000	830,762
Shinkong Synthetic Fibers Corp.	3,214,000	1,234,149
Silergy Corp.	57,000	2,084,975
Simplo Technology Co. Ltd.	134,200	1,426,005
Sino-American Silicon Products Inc.	395,000	1,284,021
SinoPac Financial Holdings Co. Ltd.	7,578,968	3,236,409
Sitronix Technology Corp.	119,000	608,610
St. Shine Optical Co. Ltd.	39,000	531,894
Standard Foods Corp.	537,422	1,231,077
Synnex Technology International Corp.	1,488,600	1,847,876
TA Chen Stainless Pipe	684,000	683,796
Taichung Commercial Bank Co. Ltd.	6,615,199	2,660,620
TaiDoc Technology Corp.	52,000	249,594
TaiMed Biologics Inc.(a)	152,000	465,424
Tainan Spinning Co. Ltd.	2,012,816	679,623
Taishin Financial Holding Co. Ltd.	6,764,305	3,168,424
Taiwan Business Bank	4,601,584	1,881,213
Taiwan Cement Corp.	3,441,898	4,791,016
Taiwan Cooperative Financial Holding Co. Ltd.	6,374,432	4,389,029
Taiwan Fertilizer Co. Ltd.	714,000	1,129,769
Taiwan High Speed Rail Corp.	1,299,000	1,554,466
Taiwan Hon Chuan Enterprise Co. Ltd.	411,696	823,147
Taiwan Mobile Co. Ltd.	1,034,000	3,662,418
Taiwan Secom Co. Ltd.	266,105	782,221
Taiwan Semiconductor Co. Ltd.	320,000	476,679
Taiwan Semiconductor Manufacturing Co. Ltd.	17,465,000	185,004,469
Taiwan Surface Mounting Technology Corp.	207,000	683,856
Taiwan Union Technology Corp.	194,000	812,374
Tatung Co. Ltd.(a)	1,388,000	900,553
TCI Co. Ltd.	68,896	513,145
Teco Electric and Machinery Co. Ltd.	1,575,000	1,410,300
Tong Hsing Electronic Industries Ltd.	155,000	777,335
Transcend Information Inc.	494,000	1,324,572
Tripod Technology Corp.	337,000	1,255,007
TSRC Corp.	867,100	660,177
TTY Biopharm Co. Ltd.	265,965	688,486
Tung Ho Steel Enterprise Corp.	1,120,000	836,042
TXC Corp.	998,000	1,442,044
Unimicron Technology Corp.	960,000	1,228,243
Uni-President Enterprises Corp.	3,393,292	8,154,954
Unitech Printed Circuit Board Corp.	466,000	460,462
United Integrated Services Co. Ltd.	137,000	852,594
United Microelectronics Corp.	8,158,000	4,023,774

SCHEDULE OF INVESTMENTS	105

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
USI Corp.	1,439,258	$597,924
Vanguard International Semiconductor Corp.	596,000	1,483,637
Visual Photonics Epitaxy Co. Ltd.	142,000	474,759
Voltronic Power Technology Corp.	51,750	1,252,251
Wafer Works Corp.	596,000	641,200
Walsin Lihwa Corp.	2,402,000	1,176,788
Walsin Technology Corp.	236,000	1,644,477
Win Semiconductors Corp.	245,953	2,295,963
Winbond Electronics Corp.	2,549,502	1,430,503
Wistron Corp.	2,022,227	1,824,148
Wistron NeWeb Corp.	290,860	680,718
Wiwynn Corp.	60,000	1,394,286
WPG Holdings Ltd.	941,360	1,184,140
Yageo Corp.	180,068	2,303,826
YFY Inc.	1,700,000	737,198
Yuanta Financial Holding Co. Ltd.	7,039,238	4,590,453
Yulon Motor Co. Ltd.	964,000	571,207
Zhen Ding Technology Holding Ltd.	401,050	1,586,463

		589,848,706

Thailand — 0.7%
Advanced Info Service PCL, NVDR	912,300	5,970,780
Airports of Thailand PCL, NVDR	3,224,400	7,292,916
Amata Corp. PCL, NVDR	802,800	419,815
B Grimm Power PCL, NVDR	598,400	1,190,273
Bangchak Corp. PCL, NVDR	1,296,100	1,039,541
Bangkok Bank PCL, Foreign	334,200	1,549,307
Bangkok Chain Hospital PCL, NVDR	1,221,900	607,618
Bangkok Dusit Medical Services PCL, NVDR	7,109,100	5,679,069
Bangkok Expressway & Metro PCL, NVDR	6,769,100	2,388,839
Banpu PCL, NVDR	5,164,400	1,673,418
Beauty Community PCL, NVDR	2,807,400	203,552
Berli Jucker PCL, NVDR	986,800	1,298,004
BTS Group Holdings PCL, NVDR	7,696,200	3,086,381
Bumrungrad Hospital PCL, NVDR	292,700	1,253,624
Central Pattana PCL, NVDR	1,755,000	3,420,476
CH Karnchang PCL, NVDR	1,163,800	743,010
Charoen Pokphand Foods PCL, NVDR	2,839,600	2,733,012
CK Power PCL, NVDR	3,104,600	398,409
CP ALL PCL, NVDR	4,275,400	9,704,349
Electricity Generating PCL, NVDR	225,400	2,198,319
Energy Absolute PCL, NVDR	1,263,700	1,753,450
Esso Thailand PCL, NVDR(b)	1,458,600	315,866
Global Power Synergy PCL, NVDR	456,300	1,229,682
Gulf Energy Development PCL, NVDR	381,100	2,353,601
Hana Microelectronics PCL, NVDR	676,200	764,711
Home Product Center PCL, NVDR	1,801,400	843,774
Indorama Ventures PCL, NVDR	1,278,000	1,158,277
Intouch Holdings PCL, NVDR	1,697,800	3,036,649
IRPC PCL, NVDR	13,359,600	1,234,381
Jasmine International PCL, NVDR	4,574,300	741,104
Kasikornbank PCL, Foreign	827,700	3,744,167
Kasikornbank PCL, NVDR	638,600	2,878,515
KCE Electronics PCL, NVDR(b)	796,600	477,909
Kiatnakin Bank PCL, NVDR	657,300	1,439,228
Krung Thai Bank PCL, NVDR	2,473,800	1,277,773
Land & Houses PCL, NVDR	5,765,200	1,720,127
MBK PCL, NVDR	814,900	520,260
Minor International PCL, NVDR	2,129,900	2,101,201
Muangthai Capital PCL, NVDR	485,100	1,011,598
Osotspa PCL, NVDR	561,500	797,125

Security	Shares	Value

Thailand (continued)
PTT Exploration & Production PCL, NVDR	1,034,161	$4,130,672
PTT Global Chemical PCL, NVDR	1,705,100	2,680,459
PTT PCL, NVDR	8,592,300	11,922,264
Robinson PCL, NVDR	420,300	724,771
Siam Cement PCL (The), NVDR	560,200	6,434,123
Siam Commercial Bank PCL (The), NVDR	617,900	1,942,708
Siam Global House PCL, NVDR	1,565,645	713,255
Sino-Thai Engineering & Construction PCL, NVDR	814,900	394,770
Sri Trang Agro-Industry PCL, NVDR	914,300	381,325
Srisawad Corp PCL, NVDR	658,310	1,583,999
Thai Airways International PCL, NVDR(a)(b)	1,232,300	227,325
Thai Oil PCL, NVDR	802,400	1,338,620
Thai Union Group PCL, NVDR	2,277,100	1,117,730
Thanachart Capital PCL, NVDR	721,100	1,202,990
TMB Bank PCL, NVDR	13,622,904	616,243
Total Access Communication PCL, NVDR	392,400	560,212
TPI Polene PCL, NVDR	8,138,300	409,918
True Corp. PCL, NVDR(b)	8,735,045	1,053,698
TTW PCL, NVDR	3,925,800	1,750,678
WHA Corp. PCL, NVDR	11,248,000	1,147,534

		122,583,404

Turkey — 0.2%
Akbank T.A.S.(a)	2,023,596	2,792,799
Anadolu Efes Biracilik Ve Malt Sanayii AS	174,650	723,112
Arcelik AS(a)	166,792	582,448
Aselsan Elektronik Sanayi Ve Ticaret AS	328,232	1,286,604
BIM Birlesik Magazalar AS	303,585	2,474,332
Coca-Cola Icecek AS	78,213	605,056
Eregli Demir ve Celik Fabrikalari TAS	1,099,366	1,713,799
Ford Otomotiv Sanayi AS	81,581	1,022,318
Haci Omer Sabanci Holding AS	769,231	1,253,133
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(b)	1,136,800	535,635
KOC Holding AS	493,744	1,611,990
Koza Altin Isletmeleri AS(a)	43,010	575,982
Koza Anadolu Metal Madencilik Isletmeleri AS(a)	172,219	304,728
Pegasus Hava Tasimaciligi AS(a)	33,095	379,334
Petkim Petrokimya Holding AS(a)(b)	924,360	622,418
Soda Sanayii AS(b)	441,570	490,633
Sok Marketler Ticaret AS(a)	149,419	269,628
TAV Havalimanlari Holding AS	181,760	827,259
Tekfen Holding AS	190,169	611,655
Tupras Turkiye Petrol Rafinerileri AS	89,690	1,687,401
Turk Hava Yollari AO(a)	429,400	981,486
Turkcell Iletisim Hizmetleri AS	747,953	1,762,095
Turkiye Garanti Bankasi AS(a)	1,641,644	3,264,087
Turkiye Is Bankasi AS, Class C(a)	1,152,106	1,395,617
Ulker Biskuvi Sanayi AS(a)	224,868	876,929

		28,650,478

United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	2,067,344	4,305,794
Aldar Properties PJSC	3,214,918	1,951,883
DP World PLC	133,559	1,869,826
Dubai Investments PJSC	1,914,405	682,785
Dubai Islamic Bank PJSC	1,528,755	2,376,583
Emaar Malls PJSC	2,012,252	997,087
Emaar Properties PJSC	2,632,605	2,895,651
Emirates Telecommunications Group Co. PJSC	1,306,054	5,788,881
First Abu Dhabi Bank PJSC	1,995,417	8,409,762

		29,278,252

106	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 10.9%
3i Group PLC	712,011	$10,366,541
Abcam PLC	143,167	2,630,796
Admiral Group PLC	147,185	4,382,897
AG Barr PLC	62,734	500,311
Aggreko PLC	171,525	1,743,264
Anglo American PLC	737,280	19,297,705
Antofagasta PLC	308,468	3,343,251
Arrow Global Group PLC(b)	174,263	609,200
Ascential PLC(c)	319,272	1,536,997
Ashmore Group PLC	282,537	2,024,214
Ashtead Group PLC	338,835	10,965,317
ASOS PLC(a)	43,024	1,742,829
Associated British Foods PLC	248,547	8,603,689
AstraZeneca PLC	930,613	91,072,763
Auto Trader Group PLC(c)	671,992	4,978,309
Avast PLC(c)	407,470	2,282,790
AVEVA Group PLC	51,546	3,341,681
Aviva PLC	2,759,185	14,490,440
B&M European Value Retail SA	652,723	3,129,346
Babcock International Group PLC	187,349	1,454,121
BAE Systems PLC	2,283,351	19,004,598
Balfour Beatty PLC	524,727	1,838,526
Bank of Georgia Group PLC	31,349	625,236
Barclays PLC	12,101,743	26,800,238
Barratt Developments PLC	724,231	7,664,184
Beazley PLC	389,148	2,777,760
Bellway PLC	91,287	4,795,332
Berkeley Group Holdings PLC	90,506	6,251,584
Big Yellow Group PLC	138,463	2,151,934
Blue Prism Group PLC(a)(b)	51,617	1,186,645
Bodycote PLC	145,242	1,639,838
boohoo Group PLC(a)	560,431	2,233,273
BP PLC	14,398,647	86,683,040
Brewin Dolphin Holdings PLC	354,722	1,683,341
British American Tobacco PLC	1,626,689	71,994,942
British Land Co. PLC (The)	629,462	4,601,833
Britvic PLC	185,028	2,257,331
BT Group PLC	5,942,398	12,605,300
Bunzl PLC	234,930	6,085,307
Burberry Group PLC	294,008	7,569,075
Burford Capital Ltd.	146,540	1,217,931
Cairn Energy PLC(a)	517,803	1,156,953
Capita PLC(a)	1,194,693	2,290,612
Capital & Counties Properties PLC	541,439	1,738,634
Card Factory PLC	366,963	428,585
Carnival PLC	113,163	4,651,168
Centamin PLC	1,135,851	2,036,300
Centrica PLC	4,020,819	4,496,728
Cineworld Group PLC(b)	735,712	1,719,484
Clinigen Healthcare Ltd.(a)	110,539	1,411,955
Close Brothers Group PLC	106,286	1,983,904
Coats Group PLC	1,241,926	1,239,290
Coca-Cola European Partners PLC	165,660	8,715,373
Compass Group PLC	1,126,982	27,884,489
Computacenter PLC	61,240	1,448,235
ConvaTec Group PLC(c)	1,057,559	2,899,675
Countryside Properties PLC(c)	413,525	2,660,131

Security	Shares	Value

United Kingdom (continued)
Craneware PLC(b)	13,944	$349,239
Cranswick PLC	35,941	1,692,322
Crest Nicholson Holdings PLC	269,741	1,777,863
Croda International PLC	91,918	6,038,931
CVS Group PLC	61,311	927,008
Daily Mail & General Trust PLC, Class A, NVS	119,390	1,277,925
Dart Group PLC	72,007	1,613,634
DCC PLC	70,205	5,674,814
De La Rue PLC	135,911	250,821
Dechra Pharmaceuticals PLC	72,826	2,730,219
Derwent London PLC	71,921	3,896,539
Diageo PLC	1,672,561	66,363,594
Dialog Semiconductor PLC(a)	55,412	2,448,321
Diploma PLC	94,753	2,433,119
Direct Line Insurance Group PLC	914,744	4,073,246
Diversified Gas & Oil PLC	583,068	693,278
Dixons Carphone PLC	747,579	1,336,282
Domino’s Pizza Group PLC	361,884	1,473,563
Drax Group PLC	306,708	1,099,703
DS Smith PLC	1,029,009	4,621,391
Dunelm Group PLC	92,655	1,415,578
easyJet PLC	109,964	2,019,217
EI Group PLC(a)	355,769	1,332,826
Electrocomponents PLC	321,866	2,812,154
Elementis PLC	567,891	957,452
Equiniti Group PLC(c)	292,505	789,668
Essentra PLC	241,051	1,331,387
Euromoney Institutional Investor PLC	80,292	1,295,493
Evraz PLC	362,505	1,684,914
Experian PLC	636,948	22,140,914
Ferguson PLC	164,049	14,709,288
Ferrexpo PLC	251,294	460,777
Fevertree Drinks PLC	77,286	1,401,847
Fiat Chrysler Automobiles NV	773,197	10,052,647
First Derivatives PLC	15,665	571,994
Firstgroup PLC(a)	879,216	1,434,821
Frasers Group PLC(a)	217,554	1,351,880
Future PLC	67,180	1,133,526
G4S PLC	1,079,933	2,781,652
Games Workshop Group PLC	24,255	2,121,405
Gamesys Group PLC(a)	77,459	756,609
GB Group PLC	151,785	1,422,590
Genus PLC	53,457	2,170,385
GlaxoSmithKline PLC	3,523,295	82,856,254
Glencore PLC	7,597,378	22,283,078
Go-Ahead Group PLC (The)	46,216	1,247,682
GoCo Group PLC	575,455	710,775
Grainger PLC	550,351	2,148,851
Great Portland Estates PLC	206,430	2,533,945
Greencore Group PLC	353,157	1,143,346
Greggs PLC	73,547	2,185,246
Gulf Keystone Petroleum Ltd.	242,371	592,980
GVC Holdings PLC	419,922	4,855,665
Halfords Group PLC	240,483	518,937
Halma PLC	286,183	7,948,585
Hammerson PLC	555,968	1,710,535
Hansteen Holdings PLC	396,085	608,791
Hargreaves Lansdown PLC	203,582	4,629,242
Hastings Group Holdings PLC(c)	289,192	686,183
Hays PLC	1,030,891	2,109,045

SCHEDULE OF INVESTMENTS	107

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Helical PLC	212,187	$1,342,584
Hikma Pharmaceuticals PLC	101,621	2,454,089
Hill & Smith Holdings PLC	71,223	1,334,123
Hiscox Ltd.	214,657	3,715,277
Hochschild Mining PLC	264,375	586,524
HomeServe PLC	226,504	3,827,766
Howden Joinery Group PLC	448,088	4,066,171
HSBC Holdings PLC	14,206,447	103,335,277
Hunting PLC	141,222	570,019
Hurricane Energy PLC(a)(b)	1,290,471	352,808
Hyve Group PLC	1,337,792	1,733,499
Ibstock PLC(c)	353,963	1,357,789
IG Group Holdings PLC	255,450	2,235,242
IMI PLC	188,536	2,743,752
Imperial Brands PLC	677,282	17,416,614
Inchcape PLC	297,462	2,576,192
Indivior PLC(a)	517,071	258,532
Informa PLC	909,065	9,284,660
IntegraFin Holdings PLC	197,864	1,291,081
InterContinental Hotels Group PLC	125,250	7,735,976
Intermediate Capital Group PLC	213,887	4,911,498
International Personal Finance PLC	226,616	471,986
Intertek Group PLC	113,262	8,599,796
Intu Properties PLC(a)(b)	628,461	141,249
Investec PLC	481,213	2,659,133
IQE PLC(a)(b)	634,043	425,838
ITV PLC	2,601,128	4,642,606
IWG PLC	478,359	2,784,610
J D Wetherspoon PLC	46,734	955,490
J Sainsbury PLC	1,246,785	3,326,469
JD Sports Fashion PLC	318,855	3,454,147
John Wood Group PLC	486,636	2,413,903
Johnson Matthey PLC	138,149	4,743,915
Jupiter Fund Management PLC	343,188	1,744,418
Just Eat PLC(a)	435,765	4,945,804
Just Group PLC(a)	694,405	713,985
KAZ Minerals PLC	190,575	1,099,824
Keller Group PLC	76,064	838,237
Keywords Studios PLC(b)	52,836	858,069
Kingfisher PLC	1,485,105	3,993,639
Lancashire Holdings Ltd.	162,514	1,602,411
Land Securities Group PLC	478,586	5,917,582
Learning Technologies Group PLC(b)	441,134	904,819
Legal & General Group PLC	4,234,464	17,052,619
Lloyds Banking Group PLC	49,623,362	37,148,347
London Stock Exchange Group PLC	225,748	23,318,455
LondonMetric Property PLC	565,870	1,699,229
Lookers PLC	448,845	326,601
M&G PLC(a)	1,824,530	5,777,041
Man Group PLC	1,014,127	2,057,370
Marks & Spencer Group PLC	1,393,487	3,232,935
Marshalls PLC	161,768	1,683,551
Marston’s PLC	645,212	890,493
McCarthy & Stone PLC(c)	424,359	824,541
Mediclinic International PLC	312,655	1,522,040
Meggitt PLC	562,483	5,009,340
Melrose Industries PLC	3,520,298	10,821,549
Metro Bank PLC(a)(b)	106,311	320,919
Micro Focus International PLC	245,987	3,324,315
Mitchells & Butlers PLC(a)	182,509	962,334

Security	Shares	Value

United Kingdom (continued)
Mitie Group PLC	362,860	$635,690
Mondi PLC	339,582	6,920,470
Moneysupermarket.com Group PLC	390,191	1,674,209
Morgan Advanced Materials PLC	299,968	1,233,704
National Express Group PLC	345,139	2,033,682
National Grid PLC	2,420,970	32,098,333
NCC Group PLC	277,030	785,139
Network International Holdings PLC(a)(c)	202,979	1,626,807
Next PLC	96,130	8,733,446
NMC Health PLC(b)	83,252	1,417,877
Northgate PLC	198,722	696,801
Ocado Group PLC(a)	329,548	5,315,010
On the Beach Group PLC(c)	136,712	702,473
OneSavings Bank PLC	229,503	1,290,597
Oxford Biomedica PLC(a)	39,768	317,154
Pagegroup PLC	256,541	1,544,095
Paragon Banking Group PLC	264,632	1,772,097
Pearson PLC	551,491	4,132,130
Pennon Group PLC	298,602	4,363,247
Persimmon PLC	230,550	9,278,406
Petrofac Ltd.	204,825	942,841
Pets at Home Group PLC	385,900	1,434,516
Pharos Energy PLC	418,072	250,752
Phoenix Group Holdings PLC	406,835	4,065,079
Playtech PLC	231,461	1,052,941
Plus500 Ltd.	81,111	952,876
Polymetal International PLC	121,781	2,062,099
Polypipe Group PLC	224,262	1,603,751
Premier Foods PLC(a)	1,450,568	692,194
Premier Oil PLC(a)	801,059	1,059,652
Provident Financial PLC	182,891	1,122,260
Prudential PLC	1,830,213	32,618,183
QinetiQ Group PLC	450,255	2,091,587
Quilter PLC(c)	1,362,179	3,055,256
Rathbone Brothers PLC	46,789	1,216,276
Reckitt Benckiser Group PLC	502,782	41,628,422
Redrow PLC	179,948	1,885,800
RELX PLC	1,378,839	36,588,008
Renishaw PLC	29,698	1,556,521
Rentokil Initial PLC	1,335,187	8,219,406
Restaurant Group PLC (The)	439,530	747,991
Restore PLC	85,184	561,448
Rightmove PLC	631,571	5,476,429
Rio Tinto PLC	798,550	42,990,182
Rolls-Royce Holdings PLC	1,227,558	10,841,722
Rotork PLC	637,620	2,557,675
Royal Bank of Scotland Group PLC	3,389,553	9,753,884
Royal Dutch Shell PLC, Class A	3,038,630	79,886,156
Royal Dutch Shell PLC, Class B	2,638,940	69,573,035
Royal Mail PLC	651,511	1,702,185
RPS Group PLC	255,447	585,911
RSA Insurance Group PLC	689,247	5,000,745
RWS Holdings PLC	140,373	1,062,128
Sabre Insurance Group PLC(c)	194,687	791,724
Safestore Holdings PLC	136,020	1,443,378
Saga PLC	717,470	395,521
Sage Group PLC (The)	771,879	7,513,155
Sanne Group PLC	115,279	913,285
Savills PLC	132,586	2,174,200
Scapa Group PLC	139,414	462,196

108	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Schroders PLC	85,076	$3,603,290
Segro PLC	775,276	9,306,051
Senior PLC	406,346	891,850
Serco Group PLC(a)	883,334	1,840,934
Severn Trent PLC	168,050	5,713,093
Shaftesbury PLC	124,120	1,470,899
SIG PLC	565,587	689,640
Signature Aviation PLC	624,381	2,396,749
Sirius Minerals PLC(a)(b)	5,740,184	415,034
Smart Metering Systems PLC(b)	78,676	533,592
Smith & Nephew PLC	626,578	15,086,075
Smiths Group PLC	279,626	6,227,549
Softcat PLC	103,241	1,571,866
SolGold PLC(a)(b)	763,327	192,791
Sophos Group PLC(c)	305,364	2,243,707
Spectris PLC	87,051	3,036,303
Spirax-Sarco Engineering PLC	55,852	6,567,272
Spire Healthcare Group PLC(c)	257,222	444,182
Spirent Communications PLC	430,126	1,255,888
SSE PLC	723,148	14,379,836
SSP Group PLC	326,363	2,770,564
St. James’s Place PLC	374,908	5,653,692
St. Modwen Properties PLC	285,384	1,854,633
Stagecoach Group PLC	384,838	692,456
Standard Chartered PLC	1,931,598	16,066,732
Standard Life Aberdeen PLC	1,673,940	6,652,864
Stobart Group Ltd.	465,689	626,149
Synthomer PLC	372,405	1,658,275
TalkTalk Telecom Group PLC	551,928	862,149
Tate & Lyle PLC	342,476	3,579,111
Taylor Wimpey PLC	2,383,009	6,756,901
Ted Baker PLC	28,841	84,933
Telecom Plus PLC	47,851	953,727
Tesco PLC	6,956,225	22,639,986
TP ICAP PLC	401,675	2,101,538
Trainline PLC(a)(c)	244,332	1,520,211
Travis Perkins PLC	181,314	3,708,212
Tullow Oil PLC	1,017,244	681,730
Ultra Electronics Holdings PLC	56,263	1,674,666
Unilever PLC	787,088	47,036,863
UNITE Group PLC (The)	223,101	3,740,848
United Utilities Group PLC	476,186	6,361,826
Vectura Group PLC	646,120	797,206
Vesuvius PLC	203,490	1,166,847
Victoria PLC(a)(b)	102,817	596,347
Victrex PLC	64,923	1,896,487
Virgin Money UK PLC(a)	936,509	2,027,677
Vistry Group PLC	165,381	3,008,473
Vodafone Group PLC	18,937,791	37,270,959
Weir Group PLC (The)	195,808	3,479,379
WH Smith PLC	83,753	2,640,845
Whitbread PLC	94,737	5,582,241
William Hill PLC	647,568	1,475,917
Wm Morrison Supermarkets PLC	1,701,568	4,081,152
Workspace Group PLC	119,112	1,909,284
WPP PLC	895,571	11,156,122

		1,966,690,623

Security	Shares	Value

United States — 0.0%
Ovintiv Inc.	185,445	$2,891,290

Total Common Stocks — 98.5% (Cost: $16,420,428,815)		17,839,681,413

Preferred Stocks

Brazil — 0.6%
Alpargatas SA, Preference Shares, NVS	164,500	1,379,671
Azul SA, Preference Shares, NVS	194,000	2,690,327
Banco Bradesco SA, Preference Shares, NVS	2,902,636	22,340,771
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	157,100	738,581
Bradespar SA, Preference Shares, NVS	157,300	1,362,353
Braskem SA, Class A, Preference Shares, NVS	145,000	1,070,555
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	179,800	1,719,634
Cia. Brasileira de Distribuicao, Preference Shares, NVS	101,200	2,014,882
Cia. Energetica de Minas Gerais, Preference Shares, NVS	657,456	2,300,115
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	152,500	1,135,207
Cia. Paranaense de Energia, Preference Shares, NVS	80,900	1,389,967
Gerdau SA, Preference Shares, NVS	795,400	3,732,000
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	81,200	650,816
Itau Unibanco Holding SA, Preference Shares, NVS	3,459,590	26,570,817
Itausa-Investimentos Itau SA, Preference Shares, NVS	3,275,849	9,858,403
Lojas Americanas SA, Preference Shares, NVS	519,120	3,346,810
Marcopolo SA, Preference Shares, NVS	452,200	512,174
Metalurgica Gerdau SA, Preference Shares, NVS	672,100	1,498,886
Petroleo Brasileiro SA, Preference Shares, NVS	2,989,300	19,901,851
Randon SA Implemetos e Participacoes, Preference Shares, NVS	237,025	754,353
Telefonica Brasil SA, Preference Shares, NVS	306,600	4,261,154

		109,229,327

Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares	277,597	724,522
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	83,993	2,339,156

		3,063,678

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	328,090	4,281,871
Grupo Aval Acciones y Valores SA, Preference Shares, NVS	2,535,017	1,073,203

		5,355,074

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	39,589	2,211,176
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	7,360	429,024
Fuchs Petrolub SE, Preference Shares, NVS	50,144	2,222,784
Henkel AG & Co. KGaA, Preference Shares, NVS	127,470	12,987,654
Jungheinrich AG, Preference Shares, NVS	38,130	837,507
Porsche Automobil Holding SE, Preference Shares, NVS	116,157	7,870,260

SCHEDULE OF INVESTMENTS	109

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Sartorius AG, Preference Shares, NVS	25,790	$6,019,050
Volkswagen AG, Preference Shares, NVS	132,074	23,766,658

		56,344,113

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	4,381,022	2,306,148

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	5,614,000	3,171,481
Transneft PJSC, Preference Shares, NVS	315	812,990

		3,984,471

South Korea — 0.2%
Amorepacific Corp., Preference Shares, NVS	6,288	441,059
Hyundai Motor Co.
Preference Shares, NVS	15,539	954,361
Series 2, Preference Shares, NVS	26,389	1,777,939
LG Chem Ltd., Preference Shares, NVS	5,024	756,646
LG Household & Health Care Ltd., Preference Shares, NVS	1,413	903,390
Samsung Electronics Co. Ltd., Preference Shares, NVS	586,749	23,384,300

		28,217,695

Total Preferred Stocks — 1.1% (Cost: $194,951,467)		208,500,506

Rights

China — 0.0%
Legend Holdings Corp. Class H, (Expires 02/28/20)(a)	14,607	0	(d)

Hong Kong — 0.0%
Guotai Junan International Holdings Ltd., (Expires 03/09/20)(a)	959,333	1

Norway — 0.0%
XXL ASA, (Expires 03/11/20)(a)	10,727	0	(d)

South Korea — 0.0%
Hyundai Development Co., (Expires 06/03/20)(a)	12,353	28,503

Total Rights — 0.0% (Cost: $0)		28,504

Security	Shares	Value
Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 02/16/21)(a)	754,320	$0	(d)

Total Warrants — 0.0% (Cost: $0)		0	(d)

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(g)(h)(i)	213,925,655	214,054,010
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(g)(h)	24,226,000	24,226,000

		238,280,010

Total Short-Term Investments — 1.3% (Cost: $238,168,930)		238,280,010

Total Investments in Securities — 100.9% (Cost: $16,853,549,212)		18,286,490,433

Other Assets, Less Liabilities — (0.9)%		(168,276,691)

Net Assets — 100.0%		$18,118,213,742

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than $1.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

110	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )

BlackRock Cash Funds: Institutional, SL Agency Shares	270,876,663	—	(56,951,008	)(b)	213,925,655	$214,054,010	$4,253,695	(c)	$5,141		$14,032
BlackRock Cash Funds: Treasury, SL Agency Shares	25,128,000	—	(902,000	)(b)	24,226,000	24,226,000	279,269		—		—
iShares MSCI Russia ETF	789,665	68,416	(858,081)		—	—	—		7,387,871		(5,237,731)

						$238,280,010	$4,532,964		$7,393,012		$(5,223,699)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE E-Mini	417	03/20/20	$41,210	$(1,140,802)
MSCI Emerging Markets E-Mini	276	03/20/20	14,491	(880,548)

				$(2,021,350)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,021,350

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$6,175,834

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,730,253)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$65,198,623

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

SCHEDULE OF INVESTMENTS	111

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Core MSCI Total International Stock ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2		Level 3	Total
Investments
Assets
Common Stocks	$17,665,223,879	$173,336,704		$1,120,830	$17,839,681,413
Preferred Stocks	208,500,506	—		—	208,500,506
Rights	—	28,504		—	28,504
Warrants	—	0	(a)	—	0	(a)
Money Market Funds	238,280,010	—		—	238,280,010

	$18,112,004,395	$173,365,208		$1,120,830	$18,286,490,433

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(2,021,350)	$—		$—	$(2,021,350)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

112	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2020

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$74,644,152,916	$4,178,853,918	$1,937,926,996	$1,076,064,581
Affiliated(c)	784,535,441	34,071,284	12,315,058	1,464,354
Cash	317	765	834	954
Foreign currency, at value(d)	137,189,579	12,377,879	2,624,990	1,937,338
Foreign currency collateral pledged:
Futures contracts(e)	13,611,488	1,158,542	176,926	103,245
Receivables:
Investments sold	16,426,648	1,546,423	378,503	—
Securities lending income — Affiliated	1,547,324	90,135	43,651	6,953
Capital shares sold	73,388,533	—	585,105	—
Dividends	62,143,557	2,216,265	1,623,800	1,399,619
Tax reclaims	73,706,184	4,061,688	1,069,097	—
Foreign withholding tax claims	757,147	103,890	—	—

Total assets	75,807,459,134	4,234,480,789	1,956,744,960	1,080,977,044

LIABILITIES
Collateral on securities loaned, at value	769,019,387	33,557,043	12,290,998	1,363,888
Payables:
Investments purchased	73,360,151	—	585,105	—
Variation margin on futures contracts	2,975,739	223,675	45,545	30,846
Capital shares redeemed	—	3	—	—
Investment advisory fees	4,404,058	323,343	77,373	83,893
Professional fees	11,570	1,404	—	—

Total liabilities	849,770,905	34,105,468	12,999,021	1,478,627

NET ASSETS	$74,957,688,229	$4,200,375,321	$1,943,745,939	$1,079,498,417

NET ASSETS CONSIST OF:
Paid-in capital	$72,358,368,093	$4,146,531,167	$1,878,860,396	$996,268,392
Accumulated earnings	2,599,320,136	53,844,154	64,885,543	83,230,025

NET ASSETS	$74,957,688,229	$4,200,375,321	$1,943,745,939	$1,079,498,417

Shares outstanding	1,173,400,000	86,700,000	34,050,000	18,700,000

Net asset value	$63.88	$48.45	$57.09	$57.73

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$720,426,775	$31,633,655	$11,664,144	$1,280,643
(b) Investments, at cost — Unaffiliated	$70,963,359,210	$4,084,306,862	$1,849,282,131	$967,639,641
(c) Investments, at cost — Affiliated	$784,172,502	$34,057,365	$12,310,124	$1,463,543
(d) Foreign currency, at cost	$137,454,300	$12,373,910	$2,624,443	$1,926,525
(e) Foreign currency collateral pledged, at cost	$13,631,954	$1,158,747	$177,134	$103,803

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2020

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$18,048,210,423
Affiliated(c)	238,280,010
Cash	20,142
Foreign currency, at value(d)	17,522,354
Cash pledged:
Futures contracts	2,621,000
Receivables:
Investments sold	3,449,226
Securities lending income — Affiliated	732,658
Dividends	21,470,688
Tax reclaims	6,751,161
Foreign withholding tax claims	97,982

Total assets	18,339,155,644

LIABILITIES
Collateral on securities loaned, at value	213,963,596
Deferred foreign capital gain tax	3,316,669
Payables:
Investments purchased	1,280,446
Variation margin on futures contracts	957,688
Investment advisory fees	1,413,945
Professional fees	1,740
Foreign taxes	7,818

Total liabilities	220,941,902

NET ASSETS	$18,118,213,742

NET ASSETS CONSIST OF:
Paid-in capital	$17,144,859,522
Accumulated earnings	973,354,220

NET ASSETS	$18,118,213,742

Shares outstanding	300,900,000

Net asset value	$60.21

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$200,715,791
(b) Investments, at cost — Unaffiliated	$16,615,380,282
(c) Investments, at cost — Affiliated	$238,168,930
(d) Foreign currency, at cost	$17,588,073

See notes to financial statements.

114	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended January 31, 2020

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$730,265,039	$29,387,663	$19,648,846	$14,772,932
Dividends — Affiliated	176,759	9,944	7,932	3,065
Non-cash dividends — Unaffiliated	—	1,980,067	—	—
Securities lending income — Affiliated — net	9,374,866	421,340	257,586	76,929
Other income — Unaffiliated	7,812	680	—	—
Foreign taxes withheld	(46,170,884)	(2,448,197)	(1,376,490)	(963,154)

Total investment income	693,653,592	29,351,497	18,537,874	13,889,772

EXPENSES
Investment advisory fees	24,068,460	1,613,680	424,162	483,202

Total expenses	24,068,460	1,613,680	424,162	483,202

Net investment income	669,585,132	27,737,817	18,113,712	13,406,570

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(203,591,666)	(11,379,865)	(34,237,403)	(2,800,378)
Investments — Affiliated	3,573	5,759	(628)	(574)
In-kind redemptions — Unaffiliated	—	4,273,943	33,522,097	5,403,069
Futures contracts	42,488,390	1,804,523	(589,517)	883,151
Foreign currency transactions	(830,458)	202,715	713	(126,836)

Net realized gain (loss)	(161,930,161)	(5,092,925)	(1,304,738)	3,358,432

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	3,715,107,317	203,218,734	93,889,236	44,685,706
Investments — Affiliated	79,296	(15)	1,324	51
Futures contracts	(11,848,585)	(881,728)	(120,995)	(110,466)
Foreign currency translations	4,646,857	281,418	62,141	54,471

Net change in unrealized appreciation (depreciation)	3,707,984,885	202,618,409	93,831,706	44,629,762

Net realized and unrealized gain	3,546,054,724	197,525,484	92,526,968	47,988,194

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,215,639,856	$225,263,301	$110,640,680	$61,394,764

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2020

iShares Core MSCI Total International Stock ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$180,525,822
Dividends — Affiliated	279,269
Non-cash dividends — Unaffiliated	29,222,725
Interest — Unaffiliated	2,194
Securities lending income — Affiliated — net	4,253,695
Other income — Unaffiliated	1,542
Foreign taxes withheld	(15,535,334)
Other foreign taxes	(140,985)

Total investment income	198,608,928

EXPENSES
Investment advisory fees	7,671,657
Commitment fees	12,242
Mauritius income taxes	122,749

Total expenses	7,806,648

Less:
Investment advisory fees waived	(46,105)

Total expenses after fees waived	7,760,543

Net investment income	190,848,385

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(87,423,854)
Investments — Affiliated	7,393,012
Futures contracts	6,175,834
Foreign currency transactions	(495,800)
Payment by affiliate	3,531

Net realized loss	(74,347,277)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	834,178,378
Investments — Affiliated	(5,223,699)
Futures contracts	(2,730,253)
Foreign currency translations	92,094

Net change in unrealized appreciation (depreciation)	826,316,520

Net realized and unrealized gain	751,969,243

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$942,817,628

(a) Net of foreign capital gain tax of	$13,019
(b) Net of deferred foreign capital gain tax of	$2,562,576

See notes to financial statements.

116	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF
	Six Months Ended		Six Months Ended
	01/31/20	Year Ended	01/31/20	Year Ended
	(unaudited)	07/31/19	(unaudited)	07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$669,585,132	$1,947,373,956	$27,737,817	$108,532,924
Net realized gain (loss)	(161,930,161)	35,513,681	(5,092,925)	52,279,646
Net change in unrealized appreciation (depreciation)	3,707,984,885	(3,767,852,556)	202,618,409	(190,829,030)

Net increase (decrease) in net assets resulting from operations	4,215,639,856	(1,784,964,919)	225,263,301	(30,016,460)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(982,064,911)	(1,961,739,992)	(32,530,485)	(107,720,690)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,874,618,682	9,821,305,728	790,109,868	832,458,453

NET ASSETS
Total increase in net assets	10,108,193,627	6,074,600,817	982,842,684	694,721,303
Beginning of period	64,849,494,602	58,774,893,785	3,217,532,637	2,522,811,334

End of period	$74,957,688,229	$64,849,494,602	$4,200,375,321	$3,217,532,637

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets  (continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF
	Six Months Ended		Six Months Ended
	01/31/20	Year Ended	01/31/20	Year Ended
	(unaudited)	07/31/19	(unaudited)	07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$18,113,712	$39,998,787	$13,406,570	$27,887,376
Net realized gain (loss)	(1,304,738)	(5,599,501)	3,358,432	(9,901,438)
Net change in unrealized appreciation (depreciation)	93,831,706	(7,489,243)	44,629,762	(21,651,959)

Net increase (decrease) in net assets resulting from operations	110,640,680	26,910,043	61,394,764	(3,666,021)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(25,897,905)	(39,944,969)	(21,498,137)	(28,064,838)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	433,350,396	534,573,727	5,393,443	174,993,035

NET ASSETS
Total increase in net assets	518,093,171	521,538,801	45,290,070	143,262,176
Beginning of period	1,425,652,768	904,113,967	1,034,208,347	890,946,171

End of period	$1,943,745,939	$1,425,652,768	$1,079,498,417	$1,034,208,347

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

118	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Six Months Ended
	01/31/20	Year Ended
	(unaudited)	07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$190,848,385	$398,472,824
Net realized loss	(74,347,277)	(215,745,872)
Net change in unrealized appreciation (depreciation)	826,316,520	(285,186,567)

Net increase (decrease) in net assets resulting from operations	942,817,628	(102,459,615)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(284,640,138)	(387,735,451)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,002,484,282	5,356,390,012

NET ASSETS
Total increase in net assets	2,660,661,772	4,866,194,946
Beginning of period	15,457,551,970	10,591,357,024

End of period	$18,118,213,742	$15,457,551,970

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	119

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15

Net asset value, beginning of period	$60.80		$64.89	$62.42	$54.16		$59.33	$60.82

Net investment income(a)	0.61		2.00	2.05	1.76		1.72	1.83
Net realized and unrealized gain (loss)(b)	3.35		(4.14)	2.30	8.06		(5.46)	(1.77)

Net increase (decrease) from investment operations	3.96		(2.14)	4.35	9.82		(3.74)	0.06

Distributions(c)
From net investment income	(0.88)		(1.95)	(1.88)	(1.56)		(1.43)	(1.55)

Total distributions	(0.88)		(1.95)	(1.88)	(1.56)		(1.43)	(1.55)

Net asset value, end of period	$63.88		$60.80	$64.89	$62.42		$54.16	$59.33

Total Return
Based on net asset value	6.49	%(d)	(3.13)%	7.02%	18.36%		(6.24)%	0.16%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.08%	0.08%	0.09%		0.12%	0.12%

Total expenses after fees waived	0.07	%(e)	0.08%	0.08%	0.09%		0.12%	0.12%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.08%	N/A	0.09%		N/A	N/A

Net investment income	1.95	%(e)	3.31%	3.14%	3.07	%(f)	3.22%	3.12%

Supplemental Data
Net assets, end of period (000)	$74,957,688		$64,849,495	$58,774,894	$33,131,929		$11,959,585	$6,389,447

Portfolio turnover rate(g)	1	%(d)	3%	2%	2%		2%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
• Ratio of net investment income to average net assets by 0.01%.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

120	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17		Year Ended 07/31/16	Year Ended 07/31/15
Net asset value, beginning of period	$45.70		$49.27	$48.02	$40.87		$46.46	$47.67

Net investment income(a)	0.37		1.64	1.54	1.58		1.45	1.69
Net realized and unrealized gain (loss)(b)	2.78		(3.65)	1.47	6.71		(5.81)	(1.72)

Net increase (decrease) from investment operations	3.15		(2.01)	3.01	8.29		(4.36)	(0.03)

Distributions(c)
From net investment income	(0.40)		(1.56)	(1.76)	(1.14)		(1.23)	(1.18)

Total distributions	(0.40)		(1.56)	(1.76)	(1.14)		(1.23)	(1.18)

Net asset value, end of period	$48.45		$45.70	$49.27	$48.02		$40.87	$46.46

Total Return
Based on net asset value	6.86	%(d)	(3.96)%	6.36%	20.54%		(9.39)%	(0.03)%

Ratios to Average Net Assets
Total expenses	0.09	%(e)	0.10%	0.10%	0.11%		0.12%	0.14%

Total expenses after fees waived	0.09	%(e)	0.10%	0.10%	0.11%		0.11%	0.05%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.10%	N/A	0.11%		N/A	N/A

Net investment income	1.55	%(e)	3.62%	3.09%	3.60	%(f)	3.51%	3.68%

Supplemental Data
Net assets, end of period (000)	$4,200,375		$3,217,533	$2,522,811	$2,890,840		$960,411	$696,968

Portfolio turnover rate(g)	1	%(d)	4%	3%	4%		3%	1%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017: • Ratio of net investment income to average net assets by 0.01%.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	121

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Period From 03/21/17 to 07/31/17	(a)
Net asset value, beginning of period	$54.31		$57.40	$54.82	$50.87

Net investment income(b)	0.60		1.76	1.79	0.75
Net realized and unrealized gain (loss)(c)	2.95		(3.27)	2.06	3.88

Net increase (decrease) from investment operations	3.55		(1.51)	3.85	4.63

Distributions(d)
From net investment income	(0.77)		(1.58)	(1.27)	(0.68)

Total distributions	(0.77)		(1.58)	(1.27)	(0.68)

Net asset value, end of period	$57.09		$54.31	$57.40	$54.82

Total Return
Based on net asset value	6.52	%(e)	(2.48)%	7.07%	9.14	%(e)

Ratios to Average Net Assets
Total expenses	0.05	%(f)	0.05%	0.07%	0.07	%(f)

Total expenses after fees waived	0.05	%(f)	0.05%	0.03%	0.00	%(f)

Net investment income	2.14	%(f)	3.28%	3.08%	3.90	%(f)

Supplemental Data
Net assets, end of period (000)	$1,943,746		$1,425,653	$904,114	$65,788

Portfolio turnover rate(g)	14	%(e)	5%	6%	2	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

122	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15
Net asset value, beginning of period	$55.60		$58.23	$55.49	$49.58	$51.18	$51.98

Net investment income(a)	0.72		1.64	1.59	1.28	1.18	1.29
Net realized and unrealized gain (loss)(b)	2.56		(2.67)	3.01	6.07	(1.66)	(1.03)

Net increase (decrease) from investment operations	3.28		(1.03)	4.60	7.35	(0.48)	0.26

Distributions(c)
From net investment income	(1.15)		(1.60)	(1.86)	(1.44)	(1.12)	(1.06)

Total distributions	(1.15)		(1.60)	(1.86)	(1.44)	(1.12)	(1.06)

Net asset value, end of period	$57.73		$55.60	$58.23	$55.49	$49.58	$51.18

Total Return
Based on net asset value	5.87	%(d)	(1.61)%	8.28%	15.09%	(0.79)%	0.58%

Ratios to Average Net Assets
Total expenses	0.09	%(e)	0.10%	0.10%	0.11%	0.13%	0.14%

Total expenses after fees waived	0.09	%(e)	0.10%	0.10%	0.11%	0.11%	0.05%

Net investment income	2.50	%(e)	2.97%	2.71%	2.48%	2.52%	2.53%

Supplemental Data
Net assets, end of period (000)	$1,079,498		$1,034,208	$890,946	$1,082,055	$778,376	$563,034

Portfolio turnover rate(f)	2	%(d)	5%	5%	3%	6%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)
	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Year Ended 07/31/15
Net asset value, beginning of period	$57.96		$61.36	$59.26	$50.96	$54.71	$58.79

Net investment income(a)	0.67		1.77	1.79	1.58	1.46	1.59
Net realized and unrealized gain (loss)(b)	2.56		(3.55)	1.98	8.01	(3.88)	(4.25)

Net increase (decrease) from investment operations	3.23		(1.78)	3.77	9.59	(2.42)	(2.66)

Distributions(c)
From net investment income	(0.98)		(1.62)	(1.67)	(1.29)	(1.33)	(1.42)

Total distributions	(0.98)		(1.62)	(1.67)	(1.29)	(1.33)	(1.42)

Net asset value, end of period	$60.21		$57.96	$61.36	$59.26	$50.96	$54.71

Total Return
Based on net asset value	5.54	%(d)(e)	(2.73)%	6.39%	19.08%	(4.31)%	(4.52)%

Ratios to Average Net Assets
Total expenses(f)	0.09	%(g)	0.10%	0.11%	0.12%	0.14%	0.15%

Total expenses after fees waived(f)	0.09	%(g)	0.10%	0.11%	0.12%	0.14%	0.14%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.10%	N/A	0.12%	N/A	N/A

Net investment income	2.24	%(g)	3.09%	2.87%	2.93%	2.95%	2.86%

Supplemental Data
Net assets, end of period (000)	$18,118,214		$15,457,552	$10,591,357	$6,892,430	$2,542,666	$1,695,867

Portfolio turnover rate(h)(i)	3	%(d)	6%	2%	3%	7%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.
(i)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

See notes to financial statements.

124	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets(a)	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

The iShares Core MSCI Total International Stock ETF conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities and the same covers the period of any exists.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the FSC, the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the

NOTES TO FINANCIAL STATEMENTS	125

Notes to Financial Statements  (unaudited) (continued)

Subsidiary and are disclosed in its consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VAbLUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

126	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core MSCI EAFE
Barclays Capital Inc.	$16,653,803	$16,653,803		$—	$—
BNP Paribas Prime Brokerage International Ltd.	5,256,581	5,256,581		—	—
BNP Paribas Securities Corp.	743,126	743,126		—	—
BofA Securities, Inc.	37,994,591	37,994,591		—	—
Citigroup Global Markets Inc.	28,260,739	28,260,739		—	—
Credit Suisse AG Dublin Branch	77,294,461	77,294,461		—	—
Credit Suisse Securities (USA) LLC	13,736,159	13,736,159		—	—
Deutsche Bank Securities Inc.	4,572,836	4,572,836		—	—
Goldman Sachs & Co.	175,107,012	175,107,012		—	—
HSBC Bank PLC	536,366	536,366		—	—
Jefferies LLC	1,298,116	1,298,116		—	—
JPMorgan Securities LLC	34,535,045	34,535,045		—	—
Macquarie Bank Limited	19,857,359	19,857,359		—	—
Morgan Stanley & Co. LLC	279,058,012	279,058,012		—	—
Nomura Securities International Inc.	8,816,679	8,816,679		—	—
RBC Capital Markets LLC	7,937	7,937		—	—
Scotia Capital (USA) Inc.	950,034	950,034		—	—
SEB Securities Inc.	3,054,006	3,054,006		—	—
SG Americas Securities LLC	3,899,396	3,899,396		—	—
State Street Bank & Trust Company	3,099,244	3,099,244		—	—
UBS AG	1,872,420	1,872,420		—	—
UBS Securities LLC	2,160,899	2,160,899		—	—
Wells Fargo Bank, National Association	429,560	429,560		—	—
Wells Fargo Securities LLC	1,232,394	1,232,394		—	—

	$720,426,775	$720,426,775		$—	$—

NOTES TO FINANCIAL STATEMENTS	127

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core MSCI Europe
BofA Securities, Inc.	$2,465,644	$2,465,644		$—	$—
Citigroup Global Markets Inc.	1,646,278	1,646,278		—	—
Credit Suisse AG Dublin Branch	1,950,928	1,950,928		—	—
Credit Suisse Securities (USA) LLC	90,101	90,101		—	—
Deutsche Bank Securities Inc.	1,899,324	1,899,324		—	—
Goldman Sachs & Co	7,093,807	7,093,807		—	—
JPMorgan Securities LLC	3,642,018	3,642,018		—	—
Morgan Stanley & Co. LLC	12,316,951	12,316,951		—	—
Scotia Capital (USA) Inc.	213,193	213,193		—	—
SEB Securities Inc.	71,129	71,129		—	—
UBS AG	244,282	244,282		—	—

	$31,633,655	$31,633,655		$—	$—

Core MSCI International Developed Markets
BofA Securities, Inc.	$1,129,463	$1,129,463		$—	$—
Citigroup Global Markets Inc.	1,149,774	1,149,774		—	—
Credit Suisse AG Dublin Branch	658,471	658,471		—	—
Credit Suisse Securities (USA) LLC	646,895	646,895		—	—
HSBC Bank PLC	108,797	108,797		—	—
JPMorgan Securities LLC	1,821,799	1,821,799		—	—
Macquarie Bank Limited	232,130	232,130		—	—
Morgan Stanley & Co. LLC	5,074,257	5,074,257		—	—
Scotia Capital (USA) Inc.	117,519	117,519		—	—
SG Americas Securities LLC	79,859	79,859		—	—
UBS AG	357,910	357,910		—	—
Wells Fargo Bank, National Association	60,944	60,944		—	—
Wells Fargo Securities LLC	226,326	226,326		—	—

	$11,664,144	$11,664,144		$—	$—

Core MSCI Pacific
BofA Securities, Inc.	$203,715	$203,715		$—	$—
Citigroup Global Markets Inc.	156,650	156,650		—	—
Credit Suisse Securities (USA) LLC	165,349	165,349		—	—
JPMorgan Securities LLC	586,188	586,188		—	—
Macquarie Bank Limited	118,718	118,718		—	—
Nomura Securities International Inc.	325	325		—	—
UBS AG	49,698	49,698		—	—

	$1,280,643	$1,280,643		$—	$—

128	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Core MSCI Total International Stock
Barclays Bank PLC	$223,691	$223,691		$—	$—
Barclays Capital Inc.	4,044,572	4,044,572		—	—
BNP Paribas Prime Brokerage International Ltd.	794,577	794,577		—	—
BofA Securities, Inc.	9,093,684	9,093,684		—	—
Citigroup Global Markets Inc.	23,798,482	23,798,482		—	—
Credit Suisse AG Dublin Branch	11,026,580	11,026,580		—	—
Credit Suisse Securities (USA) LLC	7,906,372	7,906,372		—	—
Deutsche Bank Securities Inc.	1,508,071	1,508,071		—	—
Goldman Sachs & Co.	38,655,215	38,655,215		—	—
HSBC Bank PLC	2,705,138	2,705,138		—	—
JPMorgan Securities LLC	10,504,486	10,504,486		—	—
JPMorgan Securities PLC	357,491	357,491		—	—
Macquarie Bank Limited	4,494,834	4,494,834		—	—
Morgan Stanley & Co. International PLC	674,778	674,778		—	—
Morgan Stanley & Co. LLC	74,916,577	74,916,577		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,234,032	1,234,032		—	—
National Financial Services LLC	246,265	246,265		—	—
Nomura Securities International Inc.	119,342	119,342		—	—
RBC Capital Markets LLC	1,848	1,848		—	—
SEB Securities Inc.	696,303	696,303		—	—
SG Americas Securities LLC	1,884,818	1,884,818		—	—
State Street Bank & Trust Company	168,126	168,126		—	—
TD Prime Services LLC	8,081	8,081		—	—
UBS AG	1,653,638	1,653,638		—	—
UBS Securities LLC	566,699	566,699		—	—
Wells Fargo Bank, National Association	24,454	24,454		—	—
Wells Fargo Securities LLC	3,407,637	3,407,637		—	—

	$200,715,791	$200,715,791		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	129

Notes to Financial Statements  (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.05
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.09

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee, acquired fund fees and expenses, and any other fund expenses is a fund’s total annual operating expenses.

For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2021 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core MSCI EAFE	$2,212,162
Core MSCI Europe	99,618
Core MSCI International Developed Markets	59,428
Core MSCI Pacific	17,444
Core MSCI Total International Stock	981,802

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

130	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core MSCI EAFE	$181,850,324	$14,812,945	$(4,568,717)
Core MSCI Total International Stock	6,059,764	52,153,997	(15,807,779)

During the six months ended January 31, 2020, the iShares Core MSCI Total International Stock ETF received a reimbursement of $3,531 from an affiliate, which is included in payment by affiliate in the statement of operations, related to operating events.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core MSCI EAFE	$1,293,582,098	$437,598,382
Core MSCI Europe	76,018,509	34,049,903
Core MSCI International Developed Markets	273,588,889	229,451,279
Core MSCI Pacific	19,014,441	24,926,182
Core MSCI Total International Stock	1,250,751,314	427,071,100

For the six months ended January 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core MSCI EAFE	$5,888,872,359	$—
Core MSCI Europe	777,525,627	26,739,348
Core MSCI International Developed Markets	541,612,316	158,661,335
Core MSCI Pacific	26,316,147	21,129,506
Core MSCI Total International Stock	1,117,267,135	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Core MSCI EAFE	$364,668,507
Core MSCI Europe	26,637,158
Core MSCI International Developed Markets	15,024,927
Core MSCI Pacific	14,215,965
Core MSCI Total International Stock	188,435,824

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	131

Notes to Financial Statements (unaudited) (continued)

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core MSCI EAFE	$72,180,184,298	$10,154,593,915	$(6,912,898,488)	$3,241,695,427
Core MSCI Europe	4,128,202,806	482,389,981	(398,275,404)	84,114,577
Core MSCI International Developed Markets	1,869,194,190	185,871,969	(104,899,311)	80,972,658
Core MSCI Pacific	979,963,745	185,473,601	(87,960,237)	97,513,364
Core MSCI Total International Stock	17,031,983,638	2,654,367,584	(1,401,882,139)	1,252,485,445

9.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Fund did not borrow under the credit agreement during the six months ended January 31, 2020.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

132	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Core MSCI EAFE
Shares sold	106,800,000	$6,874,618,682	183,600,000	$11,156,266,257
Shares redeemed	—	—	(22,800,000)	(1,334,960,529)

Net increase	106,800,000	$6,874,618,682	160,800,000	$9,821,305,728

Core MSCI Europe
Shares sold	16,900,000	$817,564,619	28,600,000	$1,255,161,020
Shares redeemed	(600,000)	(27,454,751)	(9,400,000)	(422,702,567)

Net increase	16,300,000	$790,109,868	19,200,000	$832,458,453

Core MSCI International Developed Markets
Shares sold	10,650,000	$598,523,107	12,750,000	$652,992,504
Shares redeemed	(2,850,000)	(165,172,711)	(2,250,000)	(118,418,777)

Net increase	7,800,000	$433,350,396	10,500,000	$534,573,727

Core MSCI Pacific
Shares sold	500,000	$27,675,975	3,300,000	$174,993,035
Shares redeemed	(400,000)	(22,282,532)	—	—

Net increase	100,000	$5,393,443	3,300,000	$174,993,035

Core MSCI Total International Stock
Shares sold	34,200,000	$2,002,484,282	94,100,000	$5,356,390,012

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Core MSCI EAFE, iShares Core MSCI Europe and iShares Core MSCI Total International Stock ETFs have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded receivables for all recoverable taxes withheld by Finland based upon recent favorable determinations made by the Finnish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon statutes of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Finnish tax claim receivables and related liabilities are disclosed in the statement of assets and liabilities.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI EAFE, iShares Core MSCI Europe and iShares Core MSCI Total International Stock

NOTES TO FINANCIAL STATEMENTS	133

Notes to Financial Statements  (unaudited) (continued)

ETFs is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

134	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Pacific ETF and iShares Core MSCI Total International Stock ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	135

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core MSCI EAFE(a)	$0.723884	$—	$0.156418	$0.880302	82%	—%	18%	100%
Core MSCI Europe(a)	0.355860	—	0.039888	0.395748	90	—	10	100
Core MSCI International Developed Markets(a)	0.660440	—	0.110331	0.770771	86	—	14	100
Core MSCI Pacific(a)	0.974837	—	0.174796	1.149633	85	—	15	100
Core MSCI Total International Stock(a)	0.820107	—	0.157366	0.977473	84	—	16	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

136	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	137

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

138	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-710-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

• iShares Edge MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca

• iShares Edge MSCI Intl Quality Factor ETF | IQLT | NYSE Arca

• iShares Edge MSCI Intl Size Factor ETF | ISZE | NYSE Arca

• iShares Edge MSCI Intl Value Factor ETF | IVLU | NYSE Arca

• iShares Edge MSCI USA Momentum Factor ETF | MTUM | Cboe BZX

• iShares Edge MSCI USA Quality Factor ETF | QUAL | Cboe BZX

• iShares Edge MSCI USA Size Factor ETF | SIZE | NYSE Arca

• iShares Edge MSCI USA Value Factor ETF | VLUE | Cboe BZX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® Edge MSCI Intl Momentum Factor ETF

Investment Objective

The iShares Edge MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	8.01%	18.16%	6.22%	6.48%	18.16%	35.24%	37.30%
Fund Market	8.12	17.76	6.14	6.38	17.76	34.70	36.65
Index	8.19	18.41	6.51	6.78	18.41	37.08	39.24

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,080.10	$1.57		$1,000.00	$1,023.60	$1.53		0.30%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Health Care	20.3%
Industrials	14.4
Consumer Staples	12.2
Financials	11.7
Consumer Discretionary	10.5
Information Technology	9.5
Utilities	6.9
Materials	6.3
Real Estate	3.8
Communication Services.	3.2
Energy	1.2

TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Japan	15.9%
Switzerland	14.5
France	14.4
United Kingdom	10.0
Canada	8.6
Australia	8.0
Germany	6.9
Netherlands	4.7
Denmark	3.2
Italy	3.1

(a)	Excludes money market funds.

F u n d S u m m a r y	3

Fund Summary as of January 31, 2020	iShares® Edge MSCI Intl Quality Factor ETF

Investment Objective

The iShares Edge MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

	Average Annual Total Returns				Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	7.67%	18.12%	6.77%	7.03%	18.12%	38.74%	40.96%
Fund Market	7.71	17.27	6.65	6.91	17.27	37.96	40.16
Index	7.84	18.39	7.04	7.29	18.39	40.51	42.66

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,076.70	$1.57		$1,000.00	$1,023.60	$1.53		0.30%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	20.3%
Industrials	14.8
Health Care	11.5
Consumer Discretionary	11.0
Consumer Staples	10.6
Materials	7.2
Information Technology	7.0
Energy	5.6
Communication Services.	5.0
Utilities	3.8
Real Estate	3.2

TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
United Kingdom	19.2%
Japan	13.2
Switzerland	12.3
France	8.7
Canada	7.5
Australia	6.6
Hong Kong	6.2
Germany	5.5
Netherlands	4.4
Denmark	4.2

(a)	Excludes money market funds.

4	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Edge MSCI Intl Size Factor ETF

Investment Objective

The iShares Edge MSCI Intl Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	6.28%	9.76%	4.93%	9.76%	24.98%
Fund Market	6.10	8.77	4.69	8.77	23.62
Index	5.98	9.09	4.89	9.09	24.69

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Index performance through December 2, 2018 reflects the performance of the MSCI World ex USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI World ex USA Low Size Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,062.80	$1.56		$1,000.00	$1,023.60	$1.53		0.30%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Industrials	18.1%
Financials	16.2
Consumer Discretionary	11.8
Materials	9.4
Consumer Staples	8.4
Health Care	7.6
Information Technology	7.3
Real Estate	6.6
Communication Services.	5.9
Utilities	5.2
Energy	3.5

TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Japan	32.2%
United Kingdom	9.8
Canada	9.0
France	7.6
Australia	7.1
Germany	5.6
Hong Kong	4.2
Switzerland	3.8
Sweden	2.9
Singapore	2.4

(a)	Excludes money market funds.

F u n d S u m m a r y	5

Fund Summary as of January 31, 2020	iShares® Edge MSCI Intl Value Factor ETF

Investment Objective

The iShares Edge MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
			Since		Since
	6 Months	1 Year	Inception	1 Year	Inception
Fund NAV	5.45%	3.13%	1.79%	3.13%	8.56%
Fund Market	4.87	2.32	1.59	2.32	7.58
Index	5.58	3.11	1.82	3.11	8.68

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,054.50	$1.55		$1,000.00	$1,023.60	$1.53		0.30%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Financials	20.3%
Industrials	14.3
Health Care	11.5
Consumer Staples	11.5
Consumer Discretionary	10.3
Information Technology	7.5
Materials	7.1
Energy	5.7
Communication Services.	4.8
Utilities	4.0
Real Estate	3.0

TEN LARGEST GEOGRAPHIC ALLOCATION
	Percent of
Country/Geographic Region	Total Investments	(a)
Japan	40.6%
United Kingdom	17.5
France	10.4
Germany	7.6
Netherlands	3.7
Switzerland	3.6
Spain	3.1
Italy	3.1
Hong Kong	3.0
Canada	2.4

(a)	Excludes money market funds.

6	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Edge MSCI USA Momentum Factor ETF

Investment Objective

The iShares Edge MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	8.67%	24.00%	15.54%	16.06%	24.00%	105.86%	175.20%
Fund Market	8.67	24.01	15.52	16.06	24.01	105.70	175.15
Index	8.77	24.52	15.79	16.32	24.52	108.16	179.07

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,086.70	$0.79		$1,000.00	$1,024.40	$0.76		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	26.6%
Utilities	12.7
Real Estate	11.5
Health Care	10.4
Consumer Staples	8.3
Communication Services	7.0
Industrials	7.0
Financials	6.8
Consumer Discretionary	5.8
Materials	3.9

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Microsoft Corp	5.4%
Visa Inc., Class A	5.2
Mastercard Inc., Class A	4.9
Procter & Gamble Co. (The)	4.8
AT&T Inc	4.5
NextEra Energy Inc.	3.7
Medtronic PLC	2.9
Costco Wholesale Corp.	2.5
American Tower Corp.	2.0
Southern Co. (The)	1.9

(a)	Excludes money market funds.

F u n d S u m m a r y	7

Fund Summary as of January 31, 2020	iShares® Edge MSCI USA Quality Factor ETF

Investment Objective

The iShares Edge MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	9.14%	22.92%	12.47%	13.14%	22.92%	79.94%	124.44%
Fund Market	9.13	22.87	12.46	13.14	22.87	79.87	124.39
Index	9.23	23.15	12.65	13.34	23.15	81.38	126.78

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,091.40	$0.79		$1,000.00	$1,024.40	$0.76		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	24.1%
Health Care	13.7
Financials	13.2
Communication Services.	10.5
Consumer Discretionary	9.8
Industrials	8.8
Consumer Staples	7.2
Energy	3.7
Utilities	3.4
Real Estate	3.2
Materials	2.4

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Johnson & Johnson.	4.1%
PepsiCo Inc	3.8
Apple Inc	3.8
Microsoft Corp	3.7
Facebook Inc., Class A.	3.5
Mastercard Inc., Class A	3.3
Visa Inc., Class A	2.9
NIKE Inc., Class B	2.6
3M Co	2.5
Merck & Co. Inc	2.3

(a)	Excludes money market funds.

8	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Fund Summary as of January 31, 2020	iShares® Edge MSCI USA Size Factor ETF

Investment Objective

The iShares Edge MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	5.38%	15.74%	10.41%	11.96%	15.74%	64.05%	115.47%
Fund Market	5.35	15.75	10.40	11.95	15.75	63.99	115.42
Index	5.46	15.93	10.56	12.13	15.93	65.20	117.56

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,053.80	$0.77		$1,000.00	$1,024.40	$0.76		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	16.2%
Financials	14.3
Industrials	13.3
Health Care	12.1
Consumer Discretionary	11.4
Real Estate	6.7
Communication Services.	6.0
Consumer Staples	5.5
Utilities	5.4
Materials	4.9
Energy	4.2

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
ViacomCBS Inc., Class B	0.3%
Centene Corp	0.3
Truist Financial Corp.	0.3
Tesla Inc	0.3
Bristol-Myers Squibb Co.	0.2
Grubhub Inc	0.2
Paycom Software Inc.	0.2
Uber Technologies Inc.	0.2
Splunk Inc	0.2
Western Digital Corp.	0.2

(a)	Excludes money market funds.

F u n d S u m m a r y	9

Fund Summary as of January 31, 2020	iShares® Edge MSCI USA Value Factor ETF

Investment Objective

The iShares Edge MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
				Since			Since
	6 Months	1 Year	5 Years	Inception	1 Year	5 Years	Inception
Fund NAV	6.14%	11.52%	9.08%	10.76%	11.52%	54.45%	100.33%
Fund Market	6.10	11.48	9.07	10.76	11.48	54.39	100.27
Index	6.23	11.68	9.26	10.95	11.68	55.70	102.44

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning	Ending	Expenses		Beginning	Ending	Expenses		Annualized
Account Value	Account Value	Paid During		Account Value	Account Value	Paid During		Expense
(08/01/19)	(01/31/20)	the Period	(a)	(08/01/19)	(01/31/20)	the Period	(a)	Ratio
$1,000.00	$1,061.40	$0.78		$1,000.00	$1,024.40	$0.76		0.15%

(a)	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
	Percent of
Sector	Total Investments	(a)
Information Technology	24.8%
Financials	13.4
Health Care	12.8
Communication Services.	10.3
Consumer Discretionary	9.8
Industrials	8.9
Consumer Staples	6.7
Energy	3.9
Utilities	3.5
Real Estate	3.4
Materials	2.5

TEN LARGEST HOLDINGS
	Percent of
Security	Total Investments	(a)
Intel Corp	9.1%
AT&T Inc	8.2
International Business Machines Corp.	3.8
Micron Technology Inc.	3.5
Bank of America Corp.	3.2
Citigroup Inc	2.8
Pfizer Inc	2.4
General Motors Co.	2.2
CVS Health Corp	1.8
Walgreens Boots Alliance Inc.	1.7

(a)	Excludes money market funds.

10	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A b o u t F u n d P e r f o r m a n c e / S h a r e h o l d e r E x p e n s e s	11

Schedule of Investments (unaudited)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
APA Group	37,812	$286,799
Aristocrat Leisure Ltd.	17,733	429,743
ASX Ltd.	9,663	554,190
Aurizon Holdings Ltd.	89,838	325,368
Brambles Ltd.	27,876	235,696
Coles Group Ltd.	44,919	497,675
CSL Ltd.	20,653	4,314,449
Fortescue Metals Group Ltd.	78,384	597,681
Goodman Group	56,925	567,435
GPT Group (The)	37,536	150,771
Harvey Norman Holdings Ltd.	13,593	38,492
James Hardie Industries PLC	18,147	386,322
Lendlease Group	19,113	231,849
Macquarie Group Ltd.	5,812	563,277
Magellan Financial Group Ltd.	5,244	236,158
Medibank Pvt Ltd.	87,975	182,574
Mirvac Group	169,188	385,094
National Australia Bank Ltd.	77,625	1,343,842
Newcrest Mining Ltd.	29,463	582,450
Orica Ltd.	14,904	227,786
REA Group Ltd.	2,898	221,361
Santos Ltd.	46,023	267,740
Seek Ltd.	12,903	195,994
Sonic Healthcare Ltd.	15,387	326,227
Stockland	111,504	367,260
Sydney Airport	37,812	212,378
Transurban Group	94,392	992,094
Wesfarmers Ltd.	32,430	981,521
Woolworths Group Ltd.	57,201	1,602,187
		17,304,413
Austria — 0.1%
Verbund AG	2,208	116,766

Belgium — 0.4%
Ageas	5,244	289,234
Galapagos NV(a)	2,346	525,427
Proximus SADP	4,140	118,002
		932,663
Canada — 8.5%
Agnico Eagle Mines Ltd.	12,834	793,786
Air Canada(a)	6,900	231,278
Algonquin Power & Utilities Corp.	25,806	395,319
Alimentation Couche-Tard Inc., Class B	18,285	611,505
Atco Ltd., Class I, NVS	1,863	72,714
Barrick Gold Corp.	67,275	1,246,766
BCE Inc.	4,002	188,700
Brookfield Asset Management Inc., Class A	36,780	2,252,047
CAE Inc.	8,908	264,367
Canadian Apartment Properties REIT	1,863	79,729
Canadian Utilities Ltd., Class A, NVS	3,864	118,326
CGI Inc.(a)	7,935	607,957
Constellation Software Inc.	690	725,738
Emera Inc.	9,591	427,572
Empire Co. Ltd., Class A, NVS	5,589	129,736
Fortis Inc.	17,112	746,818
Franco-Nevada Corp.	10,005	1,137,993
Hydro One Ltd.(b)	13,593	276,475
iA Financial Corp. Inc.	4,554	250,779
Security	Shares	Value

Canada (continued)
Intact Financial Corp.	7,452	$807,828
Kinross Gold Corp.(a)	64,101	325,219
Kirkland Lake Gold Ltd.	11,247	461,514
Loblaw Companies Ltd.	6,072	317,890
Metro Inc.	10,902	444,719
Open Text Corp.	6,003	270,340
Restaurant Brands International Inc.	4,416	269,591
Shopify Inc., Class A(a)	4,491	2,092,880
TC Energy Corp.	28,980	1,590,169
Thomson Reuters Corp.	8,006	644,027
Wheaton Precious Metals Corp.	19,527	575,231
WSP Global Inc.	3,243	230,618
		18,587,631
Denmark — 3.2%
Carlsberg A/S, Class B	4,347	635,868
Coloplast A/S, Class B	3,726	470,215
DSV Panalpina A/S	5,526	601,166
Genmab A/S(a)	2,829	653,409
Novo Nordisk A/S, Class B	56,373	3,448,414
Orsted A/S(b)	7,728	843,469
Vestas Wind Systems A/S	3,381	337,331
		6,989,872
Finland — 1.1%
Elisa OYJ	7,107	427,981
Fortum OYJ	13,455	325,951
Kone OYJ, Class B	13,317	859,795
Metso OYJ	2,346	83,481
Neste OYJ	11,040	438,975
Orion OYJ, Class B	3,864	182,716
		2,318,899
France — 14.4%
Air Liquide SA	15,262	2,211,421
Airbus SE	15,948	2,354,827
Alstom SA	5,313	282,264
Bouygues SA	6,279	248,623
Casino Guichard Perrachon SA	1,725	70,081
Cie. Generale des Etablissements Michelin SCA	2,898	337,214
Danone SA	15,663	1,256,700
Dassault Systemes SE	2,691	467,305
Edenred	8,694	470,077
Engie SA	57,615	993,490
EssilorLuxottica SA	10,626	1,580,892
Gecina SA	1,449	273,625
Getlink SE	14,283	252,463
Hermes International	966	724,315
ICADE	621	69,370
Ingenico Group SA	2,415	281,547
Kering SA	1,519	934,263
Legrand SA	8,073	647,727
L'Oreal SA	9,108	2,542,550
LVMH Moet Hennessy Louis Vuitton SE	9,936	4,352,679
Pernod Ricard SA	6,486	1,124,889
Safran SA	9,730	1,573,748
Sanofi	21,804	2,100,990
Sartorius Stedim Biotech	759	136,346
Schneider Electric SE	17,664	1,771,951
STMicroelectronics NV	22,839	640,095
Teleperformance	2,277	572,301
Veolia Environnement SA	19,113	565,110

12	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	18,285	$2,030,397
Vivendi SA	14,490	397,592
		31,264,852
Germany — 6.8%
adidas AG	6,486	2,054,269
Allianz SE, Registered	9,798	2,343,731
Beiersdorf AG	2,898	328,864
Carl Zeiss Meditec AG, Bearer	1,242	152,091
Deutsche Boerse AG	7,113	1,159,140
Hannover Rueck SE	2,691	523,370
Merck KGaA	3,657	469,707
MTU Aero Engines AG	1,725	524,556
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	5,934	1,751,205
Puma SE	3,174	254,662
RWE AG	22,149	769,257
SAP SE	25,323	3,306,377
Symrise AG	2,691	277,163
Vonovia SE	13,593	776,386
		14,690,778
Hong Kong — 1.4%
AIA Group Ltd.	248,800	2,491,236
ASM Pacific Technology Ltd.	6,900	94,282
Techtronic Industries Co. Ltd.	34,500	279,692
WH Group Ltd.(b)	207,500	199,352
		3,064,562
Ireland — 0.5%
Flutter Entertainment PLC	2,208	250,808
Kerry Group PLC, Class A	4,761	608,339
Kingspan Group PLC	3,519	217,022
		1,076,169
Israel — 0.6%
Azrieli Group Ltd.	2,346	173,478
Bank Leumi Le-Israel BM	31,562	228,172
Elbit Systems Ltd.	759	116,652
Israel Discount Bank Ltd., Class A	49,191	224,383
Mizrahi Tefahot Bank Ltd.	5,520	150,964
Nice Ltd.(a)	2,691	466,650
		1,360,299
Italy — 3.1%
Assicurazioni Generali SpA	28,497	555,657
Enel SpA	467,958	4,073,534
Ferrari NV	4,071	688,001
Mediobanca Banca di Credito Finanziario SpA	18,699	186,749
Poste Italiane SpA(b)	27,945	320,526
Prysmian SpA	7,245	161,220
Recordati SpA	3,243	138,832
Snam SpA	50,370	270,001
Terna Rete Elettrica Nazionale SpA	50,370	351,443
		6,745,963
Japan — 15.8%
Advantest Corp.	13,800	747,391
Air Water Inc.	6,900	96,830
Asahi Intecc Co. Ltd.	6,900	193,851
Astellas Pharma Inc.	55,200	993,381
Bandai Namco Holdings Inc.	13,800	812,072
Chugai Pharmaceutical Co. Ltd.	8,200	852,267
Daiichi Sankyo Co. Ltd.	22,100	1,517,240
Security	Shares	Value

Japan (continued)
Daiwa House REIT Investment Corp.	69	$184,301
Fast Retailing Co. Ltd.	1,100	602,242
Fujitsu Ltd.	6,900	739,433
Hitachi Chemical Co. Ltd.	6,900	292,527
Hoya Corp.	20,700	2,024,450
Hulic Co. Ltd.	6,900	84,925
Itochu Techno-Solutions Corp.	6,900	206,583
Japan Prime Realty Investment Corp.	69	318,946
Japan Real Estate Investment Corp.	69	503,566
Japan Retail Fund Investment Corp.	138	295,009
JSR Corp.	6,900	126,433
Kansai Paint Co. Ltd.	6,900	168,450
Kao Corp.	6,900	559,079
KDDI Corp.	48,300	1,457,668
Keihan Holdings Co. Ltd.	6,000	274,854
Keikyu Corp.	6,900	128,979
Keisei Electric Railway Co. Ltd.	6,900	252,738
Kintetsu Group Holdings Co. Ltd.	6,900	367,329
LIXIL Group Corp.	6,900	116,883
M3 Inc.	13,800	409,983
MonotaRO Co. Ltd.	6,900	170,105
Nagoya Railroad Co. Ltd.	9,700	287,729
NEC Corp.	5,600	254,205
Nippon Building Fund Inc.	69	558,952
Nippon Paint Holdings Co. Ltd.	6,900	336,135
Nippon Prologis REIT Inc.	138	397,251
Nippon Telegraph & Telephone Corp.	41,400	1,064,364
Nitori Holdings Co. Ltd.	2,600	407,446
Nomura Real Estate Master Fund Inc.	276	485,868
Nomura Research Institute Ltd.	13,800	308,124
NTT DOCOMO Inc.	48,300	1,384,584
Obic Co. Ltd.	2,600	360,068
Odakyu Electric Railway Co. Ltd.	6,900	155,081
Olympus Corp.	41,400	681,628
Omron Corp.	6,900	408,073
Oriental Land Co. Ltd.	13,800	1,815,639
Orix JREIT Inc.	138	291,954
Recruit Holdings Co. Ltd.	27,600	1,096,004
Secom Co. Ltd.	6,900	618,348
Sekisui House Ltd.	34,500	751,529
Shin-Etsu Chemical Co. Ltd.	10,900	1,278,715
Shiseido Co. Ltd.	8,400	549,253
Sony Corp.	34,500	2,456,714
Taiyo Nippon Sanso Corp.	6,900	153,871
Terumo Corp.	13,800	507,258
Tobu Railway Co. Ltd.	6,900	246,372
Tokio Marine Holdings Inc.	13,800	762,033
Tokyo Electron Ltd.	5,200	1,175,439
Toppan Printing Co. Ltd.	6,900	139,802
Unicharm Corp.	6,900	240,133
United Urban Investment Corp.	138	247,390
West Japan Railway Co.	6,900	590,401
		34,507,878
Netherlands — 4.7%
AerCap Holdings NV(a)	3,519	199,211
Altice Europe NV(a)	28,773	185,450
ASML Holding NV	19,113	5,385,277
EXOR NV	3,657	270,071
Koninklijke Ahold Delhaize NV	22,356	550,003
Koninklijke DSM NV	5,747	702,481

S c h e d u l e o f I n v e s t m e n t s	13

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Philips NV	20,631	$946,540
Koninklijke Vopak NV	2,622	140,578
NXP Semiconductors NV	9,522	1,207,961
Wolters Kluwer NV	9,264	697,292
		10,284,864
New Zealand — 0.5%
Auckland International Airport Ltd.	36,501	204,327
Fisher & Paykel Healthcare Corp. Ltd.	21,479	323,873
Mercury NZ Ltd.	39,261	133,136
Meridian Energy Ltd.	62,928	217,669
Ryman Healthcare Ltd.	8,631	92,106
Spark New Zealand Ltd.	56,925	171,670
		1,142,781
Norway — 0.3%
Gjensidige Forsikring ASA	6,210	135,413
Orkla ASA	36,225	349,761
Schibsted ASA, Class B	2,760	78,448
		563,622
Portugal — 0.1%
Jeronimo Martins SGPS SA	7,383	127,187
Singapore — 0.5%
Ascendas REIT	111,384	257,059
CapitaLand Mall Trust	89,700	165,612
City Developments Ltd.	20,700	160,759
Mapletree Commercial Trust	97,200	167,353
Singapore Exchange Ltd.	15,400	98,161
Singapore Technologies Engineering Ltd.	34,500	103,887
Wilmar International Ltd.	48,300	138,364
		1,091,195
Spain — 2.7%
Cellnex Telecom SA(b)	16,440	818,389
Endesa SA	10,764	295,473
Ferrovial SA	28,367	900,965
Grifols SA	8,763	294,248
Iberdrola SA	325,408	3,559,292
Iberdrola SA, New(a)	6,026	65,913
		5,934,280
Sweden — 2.6%
Assa Abloy AB, Class B	32,775	779,705
Atlas Copco AB, Class A	25,875	918,101
Atlas Copco AB, Class B	12,006	373,683
Electrolux AB, Series B	6,210	147,347
Epiroc AB, Class A	20,562	238,288
Epiroc AB, Class B	13,800	156,202
Essity AB, Class B	22,425	711,931
Hennes & Mauritz AB, Class B	22,563	495,449
ICA Gruppen AB	4,209	185,065
Investor AB, Class B	14,490	794,055
L E Lundbergforetagen AB, Class B	2,553	110,875
Lundin Petroleum AB	3,174	96,682
Skanska AB, Class B	15,525	359,187
Tele2 AB, Class B	14,579	219,926
		5,586,496
Switzerland — 14.4%
Baloise Holding AG, Registered	1,518	274,340
Geberit AG, Registered	1,518	801,457
Givaudan SA, Registered	276	910,032
Lonza Group AG, Registered	1,794	736,983
Security	Shares	Value

Switzerland (continued)
Nestle SA, Registered	98,187	$10,830,145
Novartis AG, Registered	44,988	4,252,741
Roche Holding AG, NVS	22,563	7,586,895
Sika AG, Registered	4,017	722,639
Sonova Holding AG, Registered	1,863	467,078
Straumann Holding AG, Registered	276	263,280
Swiss Life Holding AG, Registered	1,104	555,634
Swiss Prime Site AG, Registered	4,278	522,524
Swiss Re AG	7,383	834,410
Zurich Insurance Group AG	6,486	2,694,738
		31,452,896
United Kingdom — 10.0%
3i Group PLC	26,191	381,328
Ashtead Group PLC	10,703	346,369
AstraZeneca PLC	50,508	4,942,874
Auto Trader Group PLC(b)	22,770	168,687
AVEVA Group PLC	2,622	169,982
Berkeley Group Holdings PLC	3,726	257,369
Coca-Cola European Partners PLC	4,968	261,366
Compass Group PLC	63,342	1,567,247
Diageo PLC	43,332	1,719,320
Experian PLC	33,810	1,175,268
Ferguson PLC	8,211	736,231
GlaxoSmithKline PLC	138,690	3,261,530
Halma PLC	13,869	385,204
JD Sports Fashion PLC	19,803	214,525
London Stock Exchange Group PLC	19,359	1,999,672
Meggitt PLC	19,596	174,517
Next PLC	3,450	313,434
Ocado Group PLC(a)	9,530	153,702
RELX PLC	49,680	1,318,277
Rentokil Initial PLC	77,556	477,434
Sage Group PLC (The)	26,979	262,603
Segro PLC	53,504	642,237
Smith & Nephew PLC	29,739	716,024
Spirax-Sarco Engineering PLC	1,518	178,492
		21,823,692
Total Common Stocks — 99.6%
(Cost: $188,464,580)		216,967,758

Preferred Stocks
Germany — 0.1%
Sartorius AG, Preference Shares, NVS	897	209,348
Total Preferred Stocks — 0.1%
(Cost: $136,092)		209,348

14	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)
	54,000	$54,000
Total Short-Term Investments — 0.0%
(Cost: $54,000)		54,000

Total Investments in Securities — 99.7%
(Cost: $188,654,672)		217,231,106

Other Assets, Less Liabilities — 0.3%		758,096

Net Assets — 100.0%		$217,989,202

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	447,485	(447,485)	—	$—	$21,404	(b)	$4		$(113)
BlackRock Cash Funds: Treasury, SL Agency Shares	34,000	20,000	54,000	54,000	578		—		—
				$54,000	$21,982		$4		$(113)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	11	03/20/20	$444	$(12,194)
FTSE 100 Index	2	03/20/20	190	(6,272)
TOPIX Index	9	03/12/20	139	(4,106)
				$(22,572)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$22,572

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S c h e d u l e o f I n v e s t m e n t s	15

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Momentum Factor ETF
January 31, 2020

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$23,552
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(22,572)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$257,768

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$216,901,845	$65,913	$—	$216,967,758
Preferred Stocks	209,348	—	—	209,348
Money Market Funds	54,000	—	—	54,000
	$217,165,193	$65,913	$—	$217,231,106
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,572)	$—	$—	$(22,572)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Edge MSCI Intl Quality Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.6%
Aristocrat Leisure Ltd.	104,911	$2,542,422
ASX Ltd.	51,543	2,956,082
BlueScope Steel Ltd.	108,453	1,034,605
Coca-Cola Amatil Ltd.	53,866	432,006
Cochlear Ltd.	12,527	2,021,661
Coles Group Ltd.	341,817	3,787,125
Computershare Ltd.	102,391	1,233,136
CSL Ltd.	82,774	17,291,638
Dexus	255,747	2,177,788
Flight Centre Travel Group Ltd.	11,730	308,688
Fortescue Metals Group Ltd.	363,559	2,772,149
Goodman Group	481,802	4,802,654
GPT Group (The)	458,117	1,840,118
Insurance Australia Group Ltd.	567,876	2,691,564
James Hardie Industries PLC	94,941	2,021,152
Lendlease Group	109,725	1,331,012
Magellan Financial Group Ltd.	51,531	2,320,641
Medibank Pvt Ltd.	926,235	1,922,210
Mirvac Group	889,405	2,024,401
Qantas Airways Ltd.	147,122	631,326
REA Group Ltd.	18,318	1,399,206
Rio Tinto Ltd.	137,344	9,081,399
Telstra Corp. Ltd.	936,787	2,408,186
Washington H Soul Pattinson & Co. Ltd.	18,093	261,021
Wesfarmers Ltd.	216,214	6,543,895
Woodside Petroleum Ltd.	141,971	3,300,825
		79,136,910
Austria — 0.1%
OMV AG	21,659	1,079,873
Verbund AG	11,682	617,783
		1,697,656
Belgium — 0.1%
Colruyt SA	8,711	435,857
Proximus SADP	37,468	1,067,947
		1,503,804
Canada — 7.4%
Alimentation Couche-Tard Inc., Class B	112,046	3,747,151
Canadian Apartment Properties REIT	22,956	982,428
Canadian Imperial Bank of Commerce	84,640	6,906,619
Canadian National Railway Co.	150,448	14,068,205
Canadian Pacific Railway Ltd.	31,030	8,248,154
CCL Industries Inc., Class B, NVS	30,510	1,287,485
CGI Inc.(a)	54,883	4,204,978
CI Financial Corp.	79,807	1,399,361
Constellation Software Inc.	6,763	7,113,282
Gildan Activewear Inc.	29,035	805,046
Great-West Lifeco Inc.	67,799	1,757,837
iA Financial Corp. Inc.	25,861	1,424,110
Intact Financial Corp.	31,768	3,443,785
Inter Pipeline Ltd.	69,251	1,154,576
Keyera Corp.	41,317	1,078,731
Kirkland Lake Gold Ltd.	65,432	2,684,961
Magna International Inc.	57,792	2,931,659
Manulife Financial Corp.	430,674	8,394,976
Parkland Fuel Corp.	24,573	855,610
Pembina Pipeline Corp.	85,531	3,277,540
Power Financial Corp.	53,807	1,397,505
Sun Life Financial Inc.	132,818	6,248,487
Security	Shares	Value

Canada (continued)
TC Energy Corp.	112,621	$6,179,657
		89,592,143
Denmark — 4.2%
Chr Hansen Holding A/S	34,380	2,563,454
Coloplast A/S, Class B	25,514	3,219,826
Demant A/S(a)	12,461	404,689
DSV Panalpina A/S	48,129	5,235,889
Novo Nordisk A/S, Class B	397,517	24,316,662
Novozymes A/S, Class B	78,270	4,084,500
Orsted A/S(b)	45,108	4,923,293
Pandora A/S	23,317	1,208,147
Tryg A/S	28,744	871,269
Vestas Wind Systems A/S	34,024	3,394,655
		50,222,384
Finland — 1.9%
Elisa OYJ	47,329	2,850,133
Fortum OYJ	83,081	2,012,659
Kone OYJ, Class B.	105,803	6,831,038
Nokian Renkaat OYJ	23,256	626,525
Orion OYJ, Class B	19,284	911,881
Sampo OYJ, Class A	113,465	5,139,073
UPM-Kymmene OYJ	125,195	3,958,284
Wartsila OYJ Abp	75,328	924,524
		23,254,117
France — 8.7%
Airbus SE	108,243	15,982,793
Amundi SA(b)	12,140	985,473
Arkema SA	12,932	1,189,780
AXA SA	404,239	10,787,304
Faurecia SE	10,929	522,854
Hermes International	8,008	6,004,465
Ipsen SA	6,436	477,869
Kering SA	14,313	8,803,227
Legrand SA	42,980	3,448,444
L'Oreal SA	31,872	8,897,249
LVMH Moet Hennessy Louis Vuitton SE	51,664	22,632,529
Sartorius Stedim Biotech	4,014	721,072
SCOR SE	27,455	1,169,257
Thales SA	21,146	2,325,122
TOTAL SA	412,732	20,191,468
		104,138,906
Germany — 5.2%
adidas AG	44,973	14,244,012
Allianz SE, Registered	104,221	24,930,187
Aroundtown SA	256,728	2,428,543
Beiersdorf AG	12,072	1,369,927
Continental AG	16,146	1,841,905
Covestro AG(b)	40,664	1,719,186
Evonik Industries AG	36,193	993,502
Hannover Rueck SE	15,312	2,978,018
Henkel AG & Co. KGaA	11,465	1,060,911
HOCHTIEF AG	4,730	548,291
Knorr-Bremse AG	12,659	1,381,968
MTU Aero Engines AG	10,311	3,135,473
Siemens Healthineers AG(b)	20,334	957,250
TUI AG	72,905	748,069
Uniper SE	31,861	1,045,481
Wirecard AG(c)	23,061	3,404,087
		62,786,810

S c h e d u l e o f I n v e s t m e n t s	17

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Quality Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 6.2%
AIA Group Ltd.	2,769,800	$27,734,028
CK Infrastructure Holdings Ltd.	121,500	852,780
CLP Holdings Ltd.	309,000	3,229,320
Dairy Farm International Holdings Ltd.	79,200	407,880
Galaxy Entertainment Group Ltd.	345,000	2,288,181
Hang Seng Bank Ltd.	209,000	4,258,110
Henderson Land Development Co. Ltd.	300,631	1,362,827
Hong Kong & China Gas Co. Ltd.	2,243,987	4,323,307
Hong Kong Exchanges & Clearing Ltd.	368,300	12,275,244
Kerry Properties Ltd.	144,500	406,615
Link REIT	471,500	4,797,035
Power Assets Holdings Ltd.	291,500	2,113,543
Sands China Ltd.	534,000	2,613,298
Sino Land Co. Ltd.	616,000	845,672
Sun Hung Kai Properties Ltd.	335,000	4,715,515
Techtronic Industries Co. Ltd.	266,000	2,156,461
Vitasoy International Holdings Ltd.	128,000	465,685
		74,845,501
Ireland — 0.3%
Kerry Group PLC, Class A	20,169	2,577,104
Kingspan Group PLC	25,878	1,595,931
		4,173,035
Israel — 0.6%
Bank Leumi Le-Israel BM	304,998	2,204,933
Check Point Software Technologies Ltd.(a)(c)	34,138	3,902,315
Israel Chemicals Ltd.	125,506	531,729
		6,638,977
Italy — 1.3%
Assicurazioni Generali SpA	219,908	4,287,938
Ferrari NV	26,907	4,547,298
FinecoBank Banca Fineco SpA	126,758	1,485,505
Moncler SpA	56,611	2,446,717
Recordati SpA	17,610	753,880
Snam SpA	310,359	1,663,637
		15,184,975
Japan — 13.2%
ABC-Mart Inc.	4,400	285,796
Advantest Corp.	53,600	2,902,911
Asahi Kasei Corp.	237,300	2,491,557
Astellas Pharma Inc.	242,400	4,362,238
Bandai Namco Holdings Inc.	34,700	2,041,949
Calbee Inc.	8,700	288,167
Daicel Corp.	41,800	404,560
Daifuku Co. Ltd.	16,400	1,018,333
Dai-ichi Life Holdings Inc.	230,400	3,520,251
Daito Trust Construction Co. Ltd.	36,800	4,381,640
Daiwa House Industry Co. Ltd.	164,900	5,265,663
Disco Corp.	4,200	1,001,319
GMO Payment Gateway Inc.	7,800	511,676
Hakuhodo DY Holdings Inc.	51,100	743,033
Hoshizaki Corp.	8,100	754,809
Hoya Corp.	56,700	5,545,232
Inpex Corp.	116,800	1,110,508
Japan Airlines Co. Ltd.	18,300	522,568
Japan Exchange Group Inc.	144,400	2,643,259
Japan Tobacco Inc.	137,700	2,942,411
Kakaku.com Inc.	63,800	1,692,935
Kao Corp.	74,500	6,036,435
KDDI Corp.	447,700	13,511,341
Security	Shares	Value

Japan (continued)
Koito Manufacturing Co. Ltd.	16,200	$719,684
Kose Corp.	4,300	584,389
M3 Inc.	47,700	1,417,115
MISUMI Group Inc.	41,200	1,053,330
MonotaRO Co. Ltd.	33,300	820,940
MS&AD Insurance Group Holdings Inc.	108,900	3,674,377
Nabtesco Corp.	15,900	473,839
Nexon Co. Ltd.(a)	121,200	1,660,580
Nissan Chemical Corp.	31,600	1,336,772
Nitori Holdings Co. Ltd.	12,300	1,927,531
Nitto Denko Corp.	29,200	1,667,648
NTT DOCOMO Inc.	351,600	10,079,081
Obic Co. Ltd.	13,300	1,841,888
Oracle Corp. Japan	12,600	1,109,046
Otsuka Corp.	21,700	860,913
Pigeon Corp.	18,600	671,855
Recruit Holdings Co. Ltd.	258,200	10,253,197
Ryohin Keikaku Co. Ltd.	42,400	720,587
Seven Bank Ltd.	132,900	402,189
Shin-Etsu Chemical Co. Ltd.	83,300	9,772,196
Shionogi & Co. Ltd.	40,500	2,453,130
Softbank Corp.	439,000	6,059,362
Sompo Holdings Inc.	68,300	2,604,455
Sony Financial Holdings Inc.	34,500	811,053
Sundrug Co. Ltd.	8,000	275,315
Sysmex Corp.	19,500	1,420,782
T&D Holdings Inc.	125,400	1,377,971
Taisei Corp.	32,900	1,338,645
Toho Co. Ltd.	24,300	906,892
Tokio Marine Holdings Inc.	170,900	9,437,067
Tokyo Electron Ltd.	49,700	11,234,488
Tosoh Corp.	48,400	702,433
Trend Micro Inc.(a)	28,300	1,503,972
Tsuruha Holdings Inc.	4,100	508,032
Unicharm Corp.	45,000	1,566,084
USS Co. Ltd.	39,600	730,728
ZOZO Inc.	27,000	454,131
		158,410,288
Netherlands — 4.4%
Adyen NV(a)(b)	2,601	2,395,299
ASML Holding NV	90,249	25,428,550
Koninklijke Vopak NV	10,527	564,402
Prosus NV(a)	89,993	6,505,405
Randstad NV	21,816	1,256,211
Unilever NV	214,867	12,548,695
Wolters Kluwer NV	52,243	3,932,276
		52,630,838
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd.	97,424	1,469,017
Mercury NZ Ltd.	142,619	483,631
Meridian Energy Ltd.	202,764	701,364
Spark New Zealand Ltd.	564,638	1,702,789
		4,356,801
Norway — 0.3%
Equinor ASA	149,515	2,711,215
Gjensidige Forsikring ASA	69,549	1,516,560
		4,227,775
Portugal — 0.2%
Galp Energia SGPS SA	108,213	1,635,732

18	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Quality Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
Jeronimo Martins SGPS SA	39,513	$680,689
		2,316,421
Singapore — 1.2%
ComfortDelGro Corp. Ltd.	364,900	580,140
Mapletree Commercial Trust	480,100	826,606
Oversea-Chinese Banking Corp. Ltd.(c)	626,600	4,971,850
SATS Ltd.	122,600	409,595
Singapore Exchange Ltd.	287,300	1,831,277
Singapore Technologies Engineering Ltd.	401,400	1,208,700
Singapore Telecommunications Ltd.	1,632,200	3,946,267
Venture Corp. Ltd.	48,600	581,462
		14,355,897
Spain — 3.2%
Aena SME SA(b)	12,298	2,278,028
Amadeus IT Group SA	115,670	9,078,099
Enagas SA	20,441	550,914
Endesa SA	77,818	2,136,113
Iberdrola SA	970,572	10,616,055
Iberdrola SA, New(a)	17,168	187,780
Industria de Diseno Textil SA	290,890	9,790,206
Mapfre SA	215,751	552,788
Naturgy Energy Group SA	53,160	1,402,104
Red Electrica Corp. SA	73,581	1,470,619
		38,062,706
Sweden — 2.6%
Alfa Laval AB	53,763	1,344,263
Assa Abloy AB, Class B	168,855	4,016,999
Atlas Copco AB, Class A	193,830	6,877,505
Atlas Copco AB, Class B	114,265	3,556,463
Boliden AB	67,682	1,610,130
Epiroc AB, Class A	177,297	2,054,652
Epiroc AB, Class B	104,379	1,181,467
Hennes & Mauritz AB, Class B	172,253	3,782,412
L E Lundbergforetagen AB, Class B	14,476	628,683
Sandvik AB	177,578	3,245,306
Skanska AB, Class B	67,034	1,550,900
SKF AB, Class B	73,521	1,347,820
		31,196,600
Switzerland — 12.3%
Adecco Group AG, Registered	31,694	1,863,290
Baloise Holding AG, Registered	11,256	2,034,238
Coca-Cola HBC AG	31,388	1,152,726
EMS-Chemie Holding AG, Registered	3,127	2,049,110
Geberit AG, Registered	10,702	5,650,328
Givaudan SA, Registered	2,172	7,161,553
Kuehne + Nagel International AG, Registered	17,333	2,803,617
Nestle SA, Registered	385,743	42,547,919
Partners Group Holding AG	7,525	6,903,541
Roche Holding AG, NVS	136,272	45,821,981
Schindler Holding AG, Participation Certificates, NVS	10,182	2,632,994
Schindler Holding AG, Registered	4,981	1,239,504
SGS SA, Registered	1,212	3,507,379
Sonova Holding AG, Registered	7,475	1,874,078
Swiss Life Holding AG, Registered	6,380	3,211,003
Swisscom AG, Registered	6,376	3,501,197
Zurich Insurance Group AG	34,079	14,158,801
		148,113,259
United Kingdom — 19.1%
3i Group PLC	255,541	3,720,555
Security	Shares	Value

United Kingdom (continued)
Admiral Group PLC	69,733	$2,076,519
Ashtead Group PLC	90,445	2,926,965
Associated British Foods PLC	37,377	1,293,840
AstraZeneca PLC	203,314	19,896,958
BAE Systems PLC	710,338	5,912,226
Barratt Developments PLC	174,677	1,848,522
Berkeley Group Holdings PLC	23,770	1,641,882
BT Group PLC	2,117,725	4,492,220
Bunzl PLC	68,871	1,783,940
Burberry Group PLC	92,475	2,380,718
Centrica PLC	1,228,595	1,374,013
Compass Group PLC	335,377	8,298,106
Croda International PLC	43,053	2,828,544
Diageo PLC	435,207	17,268,070
Direct Line Insurance Group PLC	371,350	1,653,577
Experian PLC	176,858	6,147,751
Ferguson PLC	54,499	4,886,598
Halma PLC	91,235	2,534,005
Hargreaves Lansdown PLC	120,728	2,745,229
Imperial Brands PLC	143,815	3,698,268
Intertek Group PLC	41,369	3,141,080
ITV PLC	1,355,658	2,419,637
JD Sports Fashion PLC	107,779	1,167,567
Johnson Matthey PLC	45,633	1,566,997
Legal & General Group PLC	1,597,688	6,434,053
London Stock Exchange Group PLC	85,810	8,863,674
M&G PLC(a)	1,119,058	3,543,293
Mondi PLC	147,165	2,999,131
National Grid PLC	484,391	6,422,278
Next PLC	22,566	2,050,129
Pearson PLC	192,995	1,446,044
Persimmon PLC	91,976	3,701,543
Prudential PLC	595,734	10,617,213
RELX PLC	313,193	8,310,693
Rentokil Initial PLC	353,377	2,175,387
Rio Tinto PLC	318,379	17,140,030
Royal Dutch Shell PLC, Class A	495,567	13,028,550
Royal Dutch Shell PLC, Class B	432,674	11,407,021
Sage Group PLC (The)	283,527	2,759,736
Schroders PLC	25,659	1,086,756
Smith & Nephew PLC	111,854	2,693,101
Smiths Group PLC	62,897	1,400,779
Spirax-Sarco Engineering PLC	15,419	1,813,020
St. James’s Place PLC	159,736	2,408,853
Taylor Wimpey PLC	710,736	2,015,256
Unilever PLC	165,584	9,895,402
		229,915,729
Total Common Stocks — 99.5%
(Cost: $1,076,518,023)	.	1,196,761,532

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	19,895	881,906
Henkel AG & Co. KGaA, Preference Shares, NVS	19,646	2,001,690
		2,883,596
Total Preferred Stocks — 0.3%
(Cost: $2,938,637)	. .	2,883,596

S c h e d u l e o f I n v e s t m e n t s	19

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Quality Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,1.78%(d)(e)(f)	4,688,016	$4,690,829
BlackRock Cash Funds: Treasury, SL Agency Shares,1.50%(d)(e)	352,000	352,000
		5,042,829
Total Short-Term Investments — 0.4%
(Cost: $5,042,231)		5,042,829

Total Investments in Securities — 100.2%
(Cost: $1,084,498,891)		1,204,687,957

Other Assets, Less Liabilities — (0.2)%		(2,346,779)

Net Assets — 100.0%		$1,202,341,178

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	4,688,016	4,688,016	$4,690,829	$58,879	(b)	$(1,137)	$598
BlackRock Cash Funds: Treasury, SL Agency Shares	252,000	100,000	352,000	352,000	4,110		—	—
				$5,042,829	$62,989		$(1,137)	$598

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	3	03/19/20	$349	$2,517
Euro STOXX 50 Index	31	03/20/20	1,250	(37,139)
FTSE 100 Index	6	03/20/20	571	(22,222)
TOPIX Index	3	03/12/20	465	(11,958)
				$(68,802)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,517

20	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Quality Factor ETF
January 31, 2020

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$71,319

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$580,373

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(68,802)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,331,789

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,196,573,752	$187,780	$—	$1,196,761,532
Preferred Stocks	2,883,596	—	—	2,883,596
Money Market Funds	5,042,829	—	—	5,042,829
	$1,204,500,177	$187,780	$—	$1,204,687,957
Derivative financial instruments(a)
Assets
Futures Contracts	$2,517	$—	$—	$2,517
Liabilities
Futures Contracts	(71,319)	—	—	(71,319)
	$(68,802)	$—	$—	$(68,802)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	21

Schedule of Investments (unaudited)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
AGL Energy Ltd.	1,446	$19,312
Alumina Ltd.	8,349	12,185
AMP Ltd.	11,526	14,082
APA Group	2,706	20,525
Aristocrat Leisure Ltd.	879	21,302
ASX Ltd.	480	27,529
Aurizon Holdings Ltd.	4,953	17,938
AusNet Services	11,661	13,817
Australia & New Zealand Banking Group Ltd.	819	14,118
Bendigo & Adelaide Bank Ltd.	1,950	13,590
BHP Group Ltd.	573	15,114
BHP Group PLC	387	8,467
BlueScope Steel Ltd.	1,701	16,227
Boral Ltd.	4,788	15,963
Brambles Ltd.	2,064	17,451
Caltex Australia Ltd.	753	17,331
Challenger Ltd.	2,985	17,885
CIMIC Group Ltd.	702	13,765
Coca-Cola Amatil Ltd.	2,289	18,358
Cochlear Ltd.	138	22,271
Coles Group Ltd.	849	9,406
Commonwealth Bank of Australia	426	24,315
Computershare Ltd.	1,482	17,848
Crown Resorts Ltd.	1,413	11,067
CSL Ltd.	84	17,548
Dexus	1,956	16,656
Flight Centre Travel Group Ltd.	561	14,763
Fortescue Metals Group Ltd.	2,856	21,777
Goodman Group	2,172	21,651
GPT Group (The)	1,218	4,892
Harvey Norman Holdings Ltd.	5,235	14,824
Incitec Pivot Ltd.	6,102	13,399
Insurance Australia Group Ltd.	4,551	21,570
James Hardie Industries PLC	918	19,543
Lendlease Group	1,434	17,395
Macquarie Group Ltd.	261	25,295
Magellan Financial Group Ltd.	438	19,725
Medibank Pvt Ltd.	6,300	13,074
Mirvac Group	9,696	22,069
National Australia Bank Ltd.	870	15,061
Newcrest Mining Ltd.	927	18,326
Oil Search Ltd.	2,622	12,708
Orica Ltd.	795	12,150
Origin Energy Ltd.	2,250	12,351
Qantas Airways Ltd.	2,181	9,359
QBE Insurance Group Ltd.	1,884	17,342
Ramsay Health Care Ltd.	414	21,950
REA Group Ltd.	315	24,061
Rio Tinto Ltd.	183	12,100
Santos Ltd.	3,882	22,584
Scentre Group	3,000	7,752
Seek Ltd.	1,053	15,995
Sonic Healthcare Ltd.	1,293	27,414
South32 Ltd.	8,394	14,835
Stockland	6,444	21,225
Suncorp Group Ltd.	2,265	19,500
Sydney Airport	1,047	5,881
Tabcorp Holdings Ltd.	5,358	16,823
Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	8,199	$21,077
TPG Telecom Ltd.	3,408	17,066
Transurban Group	1,101	11,572
Treasury Wine Estates Ltd.	1,158	10,101
Vicinity Centres	2,535	4,311
Washington H Soul Pattinson & Co. Ltd.	1,104	15,927
Wesfarmers Ltd.	849	25,696
Westpac Banking Corp.	759	12,764
WiseTech Global Ltd.(a)	813	13,623
Woodside Petroleum Ltd.	597	13,880
Woolworths Group Ltd.	987	27,646
Worley Ltd.	1,839	18,762
		1,163,889
Austria — 0.5%
ANDRITZ AG	360	14,187
Erste Group Bank AG	378	13,891
OMV AG	243	12,115
Raiffeisen Bank International AG	588	13,423
Verbund AG	261	13,803
voestalpine AG	585	14,211
		81,630
Belgium — 1.0%
Ageas	429	23,662
Colruyt SA	291	14,560
Galapagos NV(b)	75	16,798
Groupe Bruxelles Lambert SA	222	22,319
KBC Group NV	207	15,200
Proximus SADP	588	16,760
Solvay SA	99	10,262
Telenet Group Holding NV	378	17,585
UCB SA	159	14,639
Umicore SA	372	17,137
		168,922
Canada — 8.9%
Agnico Eagle Mines Ltd.	147	9,092
Air Canada(b)	477	15,988
Algonquin Power & Utilities Corp.	156	2,390
Alimentation Couche-Tard Inc., Class B	798	26,688
AltaGas Ltd.	1,335	21,511
Atco Ltd., Class I, NVS	225	8,782
Aurora Cannabis Inc.(a)(b)	5,397	10,202
Bank of Montreal	192	14,652
Bank of Nova Scotia (The)	258	14,100
Barrick Gold Corp.	1,218	22,572
Bausch Health Companies Inc.(b)	654	17,955
BCE Inc.	213	10,043
BlackBerry Ltd.(b)	3,264	19,892
Bombardier Inc., Class B(b)	12,021	11,180
Brookfield Asset Management Inc., Class A	354	21,675
CAE Inc.	738	21,902
Cameco Corp.	1,719	13,868
Canadian Apartment Properties REIT	51	2,183
Canadian Imperial Bank of Commerce	348	28,397
Canadian National Railway Co.	267	24,967
Canadian Natural Resources Ltd.	429	12,073
Canadian Pacific Railway Ltd.	84	22,328
Canadian Tire Corp. Ltd., Class A, NVS	168	18,029
Canadian Utilities Ltd., Class A, NVS	111	3,399
Canopy Growth Corp.(a)(b)	1,134	25,552

22	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
CCL Industries Inc., Class B, NVS	288	$12,153
Cenovus Energy Inc.	2,208	19,233
CGI Inc.(b)	375	28,731
CI Financial Corp.	1,635	28,669
Constellation Software Inc.	21	22,088
Cronos Group Inc.(a)(b)	2,613	18,829
Dollarama Inc.	486	16,569
Emera Inc.	381	16,985
Empire Co. Ltd., Class A, NVS	564	13,092
Enbridge Inc.	585	23,802
Fairfax Financial Holdings Ltd.	27	12,089
First Capital Real Estate Investment Trust	144	2,359
First Quantum Minerals Ltd.	2,217	17,367
Fortis Inc.	465	20,294
Franco-Nevada Corp.	213	24,227
George Weston Ltd.	84	6,774
Gildan Activewear Inc.	573	15,887
Great-West Lifeco Inc.	171	4,434
H&R Real Estate Investment Trust	120	1,941
Husky Energy Inc.	2,478	16,132
Hydro One Ltd.(c)	111	2,258
iA Financial Corp. Inc.	441	24,285
IGM Financial Inc.	729	21,095
Imperial Oil Ltd.	603	14,307
Intact Financial Corp.	249	26,993
Inter Pipeline Ltd.	861	14,355
Keyera Corp.	801	20,913
Kinross Gold Corp.(b)	4,791	24,307
Kirkland Lake Gold Ltd.	222	9,110
Loblaw Companies Ltd.	69	3,612
Lundin Mining Corp.	3,801	19,946
Magna International Inc.	303	15,371
Manulife Financial Corp.	867	16,900
Methanex Corp.	471	15,282
Metro Inc.	330	13,461
National Bank of Canada	570	31,647
Nutrien Ltd.	255	10,892
Onex Corp.	321	20,606
Open Text Corp.	510	22,967
Parkland Fuel Corp.	243	8,461
Pembina Pipeline Corp.	696	26,671
Power Corp. of Canada	264	6,591
Power Financial Corp.	789	20,492
PrairieSky Royalty Ltd.	1,842	20,209
Quebecor Inc., Class B	243	6,034
Restaurant Brands International Inc.	258	15,751
RioCan REIT	816	16,757
Rogers Communications Inc., Class B, NVS	561	28,106
Royal Bank of Canada	327	25,857
Saputo Inc.	363	11,160
Shaw Communications Inc., Class B, NVS	291	5,690
Shopify Inc., Class A(b)	48	22,369
SmartCentres Real Estate Investment Trust	279	6,626
Stars Group Inc. (The)(b)	798	19,055
Sun Life Financial Inc.	534	25,122
Suncor Energy Inc.	525	16,057
TC Energy Corp.	435	23,869
Teck Resources Ltd., Class B	1,068	13,809
TELUS Corp.	510	20,457
Thomson Reuters Corp.	258	20,754
Security	Shares	Value

Canada (continued)
Toronto-Dominion Bank (The)	513	$28,370
West Fraser Timber Co. Ltd.	384	15,394
Wheaton Precious Metals Corp.	528	15,554
WSP Global Inc.	69	4,907
		1,473,504
Denmark — 1.7%
AP Moller - Maersk A/S, Class B, NVS	12	14,400
Carlsberg A/S, Class B	105	15,359
Chr Hansen Holding A/S	195	14,540
Coloplast A/S, Class B	177	22,337
Danske Bank A/S	1,332	22,301
Demant A/S(b)	558	18,122
DSV Panalpina A/S	156	16,971
Genmab A/S(b)	78	18,015
H Lundbeck A/S	459	19,522
ISS A/S	735	17,843
Novo Nordisk A/S, Class B	228	13,947
Novozymes A/S, Class B	303	15,812
Orsted A/S(c)	240	26,195
Pandora A/S	444	23,005
Tryg A/S	612	18,550
Vestas Wind Systems A/S	93	9,279
		286,198
Finland — 1.3%
Elisa OYJ	459	27,641
Fortum OYJ	588	14,244
Kone OYJ, Class B	336	21,693
Metso OYJ	408	14,518
Neste OYJ	468	18,609
Nokia OYJ	4,830	18,839
Nokian Renkaat OYJ	498	13,416
Nordea Bank Abp	1,774	14,010
Orion OYJ, Class B	408	19,293
Sampo OYJ, Class A	144	6,522
Stora Enso OYJ, Class R	993	12,941
UPM-Kymmene OYJ	393	12,426
Wartsila OYJ Abp	1,752	21,503
		215,655
France — 7.6%
Accor SA	309	12,680
Aeroports de Paris	120	22,740
Air Liquide SA	180	26,082
Airbus SE	117	17,276
Alstom SA	435	23,110
Amundi SA(c)	189	15,342
Arkema SA	96	8,832
Atos SE	171	14,239
AXA SA	468	12,489
BioMerieux	198	19,627
BNP Paribas SA	51	2,715
Bollore SA	3,183	12,960
Bouygues SA	396	15,680
Bureau Veritas SA	96	2,650
Capgemini SE	162	20,170
Carrefour SA	807	13,688
Casino Guichard Perrachon SA	369	14,991
Cie. de Saint-Gobain	270	10,244
Cie. Generale des Etablissements Michelin SCA	135	15,709
CNP Assurances	675	12,171

S c h e d u l e o f I n v e s t m e n t s	23

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Covivio	237	$28,155
Credit Agricole SA	684	9,270
Danone SA	309	24,792
Dassault Aviation SA	9	10,951
Dassault Systemes SE	93	16,150
Edenred	348	18,816
Eiffage SA	171	19,850
Electricite de France SA	1,518	18,766
Engie SA	858	14,795
EssilorLuxottica SA	117	17,407
Eurazeo SE	294	21,080
Eurofins Scientific SE	27	14,542
Eutelsat Communications SA	888	13,329
Faurecia SE	378	18,084
Gecina SA	72	13,596
Getlink SE	1,140	20,150
Hermes International	39	29,243
ICADE	270	30,161
Iliad SA(a)	126	16,575
Ingenico Group SA	168	19,586
Ipsen SA	144	10,692
JCDecaux SA	450	12,058
Kering SA	33	20,297
Klepierre SA	426	14,507
Legrand SA	303	24,311
L’Oreal SA	51	14,237
Natixis SA	3,051	12,926
Orange SA	636	9,025
Pernod Ricard SA	111	19,251
Peugeot SA	588	12,127
Publicis Groupe SA	360	15,970
Remy Cointreau SA	48	5,064
Renault SA	324	12,655
Safran SA	141	22,806
Sanofi	120	11,563
Sartorius Stedim Biotech	63	11,317
Schneider Electric SE	192	19,260
SCOR SE	402	17,120
SEB SA	117	15,054
SES SA	930	11,445
Societe Generale SA	417	13,505
Sodexo SA	162	16,983
STMicroelectronics NV	702	19,675
Suez	1,119	18,390
Teleperformance	102	25,637
Thales SA	183	20,122
TOTAL SA	219	10,714
Ubisoft Entertainment SA(b)	285	21,679
Unibail-Rodamco-Westfield	144	19,565
Unibail-Rodamco-Westfield, New	24	3,261
Valeo SA	483	14,409
Veolia Environnement SA	801	23,683
Vinci SA	243	26,983
Vivendi SA	582	15,970
Wendel SA	156	20,849
Worldline SA(b)(c)	264	18,651
		1,250,454
Germany — 5.3%
adidas AG	60	19,003
Allianz SE, Registered	102	24,399
Security	Shares	Value

Germany (continued)
Aroundtown SA	1,830	$17,311
BASF SE	150	10,152
Bayer AG, Registered	171	13,843
Bayerische Motoren Werke AG	165	11,765
Beiersdorf AG	183	20,767
Brenntag AG	342	17,768
Carl Zeiss Meditec AG, Bearer	156	19,103
Commerzbank AG	3,168	18,256
Continental AG	90	10,267
Covestro AG(c)	324	13,698
Daimler AG, Registered	171	7,922
Delivery Hero SE(b)(c)	351	27,081
Deutsche Bank AG, Registered	1,965	18,039
Deutsche Boerse AG	135	22,000
Deutsche Lufthansa AG, Registered	762	11,679
Deutsche Post AG, Registered	459	16,061
Deutsche Telekom AG, Registered	831	13,451
Deutsche Wohnen SE	456	19,304
E.ON SE	1,107	12,562
Evonik Industries AG	474	13,011
Fraport AG Frankfurt Airport Services Worldwide	264	19,701
Fresenius Medical Care AG & Co. KGaA	231	17,843
Fresenius SE & Co. KGaA	240	12,268
GEA Group AG	498	14,950
Hannover Rueck SE	159	30,924
HeidelbergCement AG	159	10,798
HOCHTIEF AG	111	12,867
Infineon Technologies AG	885	19,199
KION Group AG	261	16,400
Knorr-Bremse AG	96	10,480
LANXESS AG	288	17,337
Merck KGaA	57	7,321
METRO AG	939	13,106
MTU Aero Engines AG	84	25,544
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	102	30,102
Puma SE	210	16,849
QIAGEN NV(b)	435	14,539
RWE AG	444	15,421
SAP SE	117	15,276
Siemens AG, Registered	117	14,475
Siemens Healthineers AG(c)	315	14,829
Symrise AG	273	28,118
Telefonica Deutschland Holding AG	4,197	12,711
thyssenkrupp AG	1,047	12,955
TUI AG	1,434	14,714
Uniper SE	525	17,227
United Internet AG, Registered(d)	489	15,878
Vonovia SE	387	22,104
Wirecard AG(a)	114	16,828
Zalando SE(b)(c)	441	21,225
		869,431
Hong Kong — 4.1%
AIA Group Ltd.	1,800	18,023
ASM Pacific Technology Ltd.	1,500	20,496
Bank of East Asia Ltd. (The)	9,600	20,820
BeiGene Ltd., ADR(b)	81	12,341
BOC Hong Kong Holdings Ltd.	4,500	15,039
Budweiser Brewing Co. APAC Ltd.(b)(c)	3,900	11,853
CK Asset Holdings Ltd.	3,000	19,395

24	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
CK Hutchison Holdings Ltd.	1,500	$13,387
CK Infrastructure Holdings Ltd.	1,500	10,528
CLP Holdings Ltd.	1,500	15,676
Dairy Farm International Holdings Ltd.	3,000	15,450
Galaxy Entertainment Group Ltd.	3,000	19,897
Hang Lung Properties Ltd.	6,000	12,642
Hang Seng Bank Ltd.	900	18,336
Henderson Land Development Co. Ltd.	3,464	15,703
HK Electric Investments & HK Electric Investments Ltd.	22,500	22,486
HKT Trust & HKT Ltd.	18,000	26,983
Hong Kong & China Gas Co. Ltd.	6,415	12,359
Hong Kong Exchanges & Clearing Ltd.	100	3,333
Hongkong Land Holdings Ltd.	3,300	17,589
Jardine Matheson Holdings Ltd.	300	16,773
Jardine Strategic Holdings Ltd.	300	9,249
Kerry Properties Ltd.	4,500	12,663
Link REIT	1,500	15,261
Melco Resorts & Entertainment Ltd., ADR	999	20,150
MTR Corp. Ltd.	1,500	8,481
New World Development Co. Ltd.	15,000	18,951
NWS Holdings Ltd.	12,000	15,547
PCCW Ltd.	6,000	3,547
Power Assets Holdings Ltd.	1,500	10,876
Sands China Ltd.	2,400	11,745
Sino Land Co. Ltd.	12,000	16,474
SJM Holdings Ltd.	18,000	20,330
Sun Hung Kai Properties Ltd.	1,500	21,114
Swire Pacific Ltd., Class A	1,500	13,300
Swire Properties Ltd.	6,600	20,655
Techtronic Industries Co. Ltd.	3,000	24,321
Vitasoy International Holdings Ltd.	6,000	21,829
WH Group Ltd.(c)	15,000	14,411
Wharf Real Estate Investment Co. Ltd.	3,000	15,647
Wheelock & Co. Ltd.	3,000	18,410
Wynn Macau Ltd.	7,200	15,170
Yue Yuen Industrial Holdings Ltd.	6,000	16,729
		683,969
Ireland — 0.7%
AIB Group PLC	5,454	16,041
Bank of Ireland Group PLC	3,960	19,371
CRH PLC(b)	456	17,141
Flutter Entertainment PLC	156	17,720
Kerry Group PLC, Class A	195	24,916
Kingspan Group PLC	108	6,661
Smurfit Kappa Group PLC	444	15,391
		117,241
Israel — 1.3%
Azrieli Group Ltd.	198	14,641
Bank Hapoalim BM	3,141	27,098
Bank Leumi Le-Israel BM	3,663	26,481
Check Point Software Technologies Ltd.(a)(b)	147	16,804
CyberArk Software Ltd.(a)(b)	129	17,832
Elbit Systems Ltd.	105	16,138
Israel Chemicals Ltd.	3,084	13,066
Israel Discount Bank Ltd., Class A	435	1,984
Mizrahi Tefahot Bank Ltd.	903	24,696
Nice Ltd.(b)	105	18,208
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	1,731	18,002
Security	Shares	Value

Israel (continued)
Wix.com Ltd.(a)(b)	105	$14,982
		209,932
Italy — 2.1%
Assicurazioni Generali SpA	801	15,619
Atlantia SpA	753	18,500
CNH Industrial NV	1,518	14,508
Davide Campari-Milano SpA	1,824	17,646
Enel SpA	3,771	32,826
Eni SpA	858	12,036
Ferrari NV	48	8,112
FinecoBank Banca Fineco SpA	778	9,118
Intesa Sanpaolo SpA	9,444	23,501
Leonardo SpA	703	8,710
Mediobanca Banca di Credito Finanziario SpA	1,563	15,610
Moncler SpA	177	7,650
Pirelli & C SpA(c)	2,280	11,047
Poste Italiane SpA(c)	1,089	12,491
Prysmian SpA	912	20,294
Recordati SpA	471	20,163
Snam SpA	3,450	18,493
Telecom Italia SpA/Milano(b)	19,425	10,479
Tenaris SA	1,455	15,041
Terna Rete Elettrica Nazionale SpA	4,812	33,574
UniCredit SpA	1,743	23,338
		348,756
Japan — 32.1%
ABC-Mart Inc.	300	19,486
Acom Co. Ltd.	4,800	22,852
Advantest Corp.	300	16,248
Aeon Co. Ltd.	900	18,712
AEON Financial Service Co. Ltd.	1,200	19,165
Aeon Mall Co. Ltd.	1,200	20,217
AGC Inc.	300	10,394
Air Water Inc.	600	8,420
Aisin Seiki Co. Ltd.	600	20,455
Ajinomoto Co. Inc.	900	14,988
Alfresa Holdings Corp.	600	12,328
Alps Alpine Co. Ltd.	900	16,624
Amada Holdings Co. Ltd.	1,800	19,314
ANA Holdings Inc.	600	18,955
Aozora Bank Ltd.	600	16,397
Asahi Group Holdings Ltd.	300	14,078
Asahi Intecc Co. Ltd.	600	16,857
Asahi Kasei Corp.	1,500	15,749
Astellas Pharma Inc.	1,200	21,595
Bandai Namco Holdings Inc.	300	17,654
Bank of Kyoto Ltd. (The)	300	12,317
Benesse Holdings Inc.	900	25,036
Bridgestone Corp.	300	10,798
Brother Industries Ltd.	1,200	23,948
Calbee Inc.	300	9,937
Canon Inc.	900	23,969
Casio Computer Co. Ltd.	900	17,014
Chiba Bank Ltd. (The).	3,300	18,360
Chubu Electric Power Co. Inc.	1,500	20,593
Chugai Pharmaceutical Co. Ltd.	300	31,181
Chugoku Electric Power Co. Inc. (The)	1,500	19,887
Coca-Cola Bottlers Japan Holdings Inc.	600	16,015
Concordia Financial Group Ltd.	5,700	22,035

S c h e d u l e o f I n v e s t m e n t s	25

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Credit Saison Co. Ltd.	900	$14,747
CyberAgent Inc.	600	24,441
Dai Nippon Printing Co. Ltd.	300	8,428
Daicel Corp.	1,800	17,421
Daifuku Co. Ltd.	300	18,628
Dai-ichi Life Holdings Inc.	1,200	18,335
Daiichi Sankyo Co. Ltd.	300	20,596
Daiwa House Industry Co. Ltd.	600	19,159
Daiwa House REIT Investment Corp.	3	8,013
Daiwa Securities Group Inc.	2,400	12,380
Denso Corp.	300	12,572
Dentsu Group Inc.	300	10,131
East Japan Railway Co.	300	26,849
Eisai Co. Ltd.	300	23,054
Electric Power Development Co. Ltd.	600	13,723
FamilyMart Co. Ltd.	600	13,330
Fuji Electric Co. Ltd.	600	18,213
FUJIFILM Holdings Corp.	300	15,179
Fujitsu Ltd.	300	32,149
Fukuoka Financial Group Inc.	1,200	21,313
GMO Payment Gateway Inc.	300	19,680
Hakuhodo DY Holdings Inc.	1,200	17,449
Hamamatsu Photonics KK	600	26,018
Hankyu Hanshin Holdings Inc.	300	12,373
Hino Motors Ltd.	1,800	17,205
Hisamitsu Pharmaceutical Co. Inc.	300	15,556
Hitachi Chemical Co. Ltd.	600	25,437
Hitachi Construction Machinery Co. Ltd.	600	16,580
Hitachi High-Technologies Corp.	300	21,922
Hitachi Ltd.	600	23,417
Hitachi Metals Ltd.	1,500	23,555
Honda Motor Co. Ltd.	600	15,672
Hoshizaki Corp.	300	27,956
Hoya Corp.	300	29,340
Hulic Co. Ltd.	1,200	14,770
Idemitsu Kosan Co. Ltd.	664	16,939
IHI Corp.	900	21,831
Iida Group Holdings Co. Ltd.	900	15,445
Inpex Corp.	1,500	14,262
Isetan Mitsukoshi Holdings Ltd.	2,100	16,682
Isuzu Motors Ltd.	1,800	18,152
ITOCHU Corp.	900	21,324
Itochu Techno-Solutions Corp.	600	17,964
J Front Retailing Co. Ltd.	1,200	14,725
Japan Airlines Co. Ltd.	600	17,133
Japan Airport Terminal Co. Ltd.	300	14,144
Japan Exchange Group Inc.	300	5,492
Japan Post Bank Co. Ltd.	900	8,437
Japan Post Holdings Co. Ltd.	900	8,273
Japan Post Insurance Co. Ltd.	600	10,258
Japan Prime Realty Investment Corp.	6	27,734
Japan Real Estate Investment Corp.	3	21,894
Japan Retail Fund Investment Corp.	12	25,653
Japan Tobacco Inc.	600	12,821
JFE Holdings Inc.	1,500	18,199
JGC Holdings Corp.	1,200	17,681
JSR Corp.	900	16,491
JTEKT Corp.	2,100	22,940
JXTG Holdings Inc.	3,050	13,192
Kajima Corp.	1,500	19,458
Security	Shares	Value

Japan (continued)
Kakaku.com Inc.	900	$23,882
Kamigumi Co. Ltd.	900	19,456
Kansai Electric Power Co. Inc. (The)	1,500	16,995
Kansai Paint Co. Ltd.	600	14,648
Kao Corp.	300	24,308
Kawasaki Heavy Industries Ltd.	900	18,243
KDDI Corp.	600	18,108
Keihan Holdings Co. Ltd.	300	13,743
Keikyu Corp.	300	5,608
Keio Corp.	300	17,382
Keisei Electric Railway Co. Ltd.	600	21,977
Kikkoman Corp.	300	14,864
Kintetsu Group Holdings Co. Ltd.	300	15,971
Kirin Holdings Co. Ltd.	900	20,033
Kobayashi Pharmaceutical Co. Ltd.	300	24,607
Koito Manufacturing Co. Ltd.	300	13,327
Komatsu Ltd.	600	13,657
Konami Holdings Corp.	300	11,736
Konica Minolta Inc.	2,400	15,057
Kubota Corp.	900	14,453
Kuraray Co. Ltd.	1,200	14,781
Kurita Water Industries Ltd.	900	26,863
Kyocera Corp.	300	20,134
Kyowa Kirin Co. Ltd.	900	21,473
Kyushu Electric Power Co. Inc.	2,700	22,420
Kyushu Railway Co.	300	9,923
Lawson Inc.	300	17,549
LINE Corp.(b)	300	14,836
Lion Corp.	600	11,581
LIXIL Group Corp.	900	15,246
M3 Inc.	600	17,825
Makita Corp.	300	11,777
Marubeni Corp.	2,400	17,608
Marui Group Co. Ltd.	900	21,116
Maruichi Steel Tube Ltd.	600	16,940
Mazda Motor Corp.	2,700	23,267
McDonald’s Holdings Co. Japan Ltd.	300	14,338
Mebuki Financial Group Inc.	9,970	22,537
Medipal Holdings Corp.	600	12,932
MEIJI Holdings Co. Ltd.	300	21,368
Mercari Inc.(b)	900	15,968
MINEBEA MITSUMI Inc.	900	18,152
MISUMI Group Inc.	900	23,010
Mitsubishi Chemical Holdings Corp.	1,800	13,286
Mitsubishi Corp.	600	15,628
Mitsubishi Electric Corp.	1,200	17,106
Mitsubishi Estate Co. Ltd.	900	17,870
Mitsubishi Gas Chemical Co. Inc.	1,800	28,067
Mitsubishi Heavy Industries Ltd.	300	11,138
Mitsubishi Materials Corp.	600	15,406
Mitsubishi Motors Corp.	4,500	17,147
Mitsubishi UFJ Financial Group Inc.	1,800	9,441
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,400	15,367
Mitsui & Co. Ltd.	1,200	21,706
Mitsui Chemicals Inc.	600	13,590
Mitsui Fudosan Co. Ltd.	300	8,059
Mitsui OSK Lines Ltd.	900	22,329
Mizuho Financial Group Inc.	7,200	10,795
MonotaRO Co. Ltd.	600	14,792
MS&AD Insurance Group Holdings Inc.	600	20,244

26	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	300	$17,515
Nabtesco Corp.	600	17,881
Nagoya Railroad Co. Ltd.	600	17,798
NEC Corp.	300	13,618
Nexon Co. Ltd.(b)	1,200	16,441
NGK Insulators Ltd.	1,200	20,560
NGK Spark Plug Co. Ltd.	900	16,167
NH Foods Ltd.	300	13,355
Nikon Corp.	1,500	18,531
Nippon Building Fund Inc.	3	24,302
Nippon Express Co. Ltd.	300	15,971
Nippon Paint Holdings Co. Ltd.	300	14,615
Nippon Prologis REIT Inc.	9	25,908
Nippon Shinyaku Co. Ltd.	300	27,070
Nippon Steel Corp.	1,200	17,001
Nippon Telegraph & Telephone Corp.	600	15,426
Nippon Yusen KK.	1,200	19,641
Nissan Chemical Corp.	300	12,691
Nissan Motor Co. Ltd.	1,200	6,637
Nisshin Seifun Group Inc.	1,200	20,793
Nissin Foods Holdings Co. Ltd.	300	22,863
Nitto Denko Corp.	300	17,133
Nomura Holdings Inc.	3,000	15,675
Nomura Real Estate Holdings Inc.	600	14,974
Nomura Real Estate Master Fund Inc.	12	21,125
Nomura Research Institute Ltd.	660	14,736
NSK Ltd.	2,400	20,615
NTT Data Corp.	1,500	21,521
NTT DOCOMO Inc.	600	17,200
Obayashi Corp.	1,800	20,145
Odakyu Electric Railway Co. Ltd.	900	20,228
Oji Holdings Corp.	3,000	15,666
Olympus Corp.	600	9,879
Omron Corp.	300	17,742
Ono Pharmaceutical Co. Ltd.	900	21,087
Oracle Corp. Japan	300	26,406
ORIX Corp	600	10,286
Orix JREIT Inc.	3	6,347
Osaka Gas Co. Ltd.	1,200	20,560
Otsuka Corp.	300	11,902
Otsuka Holdings Co. Ltd.	300	13,599
Pan Pacific International Holdings Corp.	1,200	19,564
Panasonic Corp.	2,400	24,402
Park24 Co. Ltd.	600	15,251
PeptiDream Inc.(b)	300	14,504
Persol Holdings Co. Ltd.	900	16,483
Pigeon Corp.	300	10,836
Pola Orbis Holdings Inc.	600	13,269
Rakuten Inc.(b)	1,800	14,216
Recruit Holdings Co. Ltd.	600	23,826
Renesas Electronics Corp.(b)	2,700	17,712
Resona Holdings Inc.	3,000	12,619
Ricoh Co. Ltd.	1,500	17,424
Rinnai Corp.	300	21,811
Rohm Co. Ltd.	300	22,282
Ryohin Keikaku Co. Ltd.	600	10,197
Sankyo Co. Ltd.	600	20,427
Santen Pharmaceutical Co. Ltd.	900	17,072
SBI Holdings Inc.	900	21,407
Secom Co. Ltd.	300	26,885
Security	Shares	Value

Japan (continued)
Sega Sammy Holdings Inc.	1,200	$16,596
Seibu Holdings Inc.	900	14,208
Seiko Epson Corp.	1,200	17,936
Sekisui Chemical Co. Ltd.	1,200	20,405
Sekisui House Ltd.	900	19,605
Seven & i Holdings Co. Ltd.	600	23,345
Seven Bank Ltd.	4,200	12,710
SG Holdings Co. Ltd.	300	6,435
Sharp Corp.	1,200	16,851
Shimadzu Corp.	600	17,272
Shimamura Co. Ltd.	300	22,863
Shimizu Corp.	2,100	21,952
Shin-Etsu Chemical Co. Ltd.	300	35,194
Shinsei Bank Ltd.	1,200	18,711
Shionogi & Co. Ltd.	300	18,171
Shiseido Co. Ltd.	300	19,616
Shizuoka Bank Ltd. (The)	1,800	12,904
Showa Denko KK	600	14,808
Softbank Corp.	1,200	16,563
SoftBank Group Corp.	300	12,522
Sohgo Security Services Co. Ltd	300	15,805
Sompo Holdings Inc.	300	11,440
Sony Corp	300	21,363
Sony Financial Holdings Inc.	600	14,105
Square Enix Holdings Co. Ltd.	300	14,891
Stanley Electric Co. Ltd.	600	15,810
Subaru Corp.	600	15,279
SUMCO Corp.	1,200	19,265
Sumitomo Chemical Co. Ltd.	3,600	15,677
Sumitomo Corp.	900	13,602
Sumitomo Dainippon Pharma Co. Ltd.	900	15,802
Sumitomo Electric Industries Ltd.	900	12,290
Sumitomo Heavy Industries Ltd.	600	16,231
Sumitomo Metal Mining Co. Ltd.	600	17,515
Sumitomo Mitsui Financial Group Inc.	300	10,751
Sumitomo Mitsui Trust Holdings Inc.	300	11,301
Sumitomo Realty & Development Co. Ltd.	300	11,210
Sumitomo Rubber Industries Ltd.	1,800	20,178
Sundrug Co. Ltd.	600	20,649
Suntory Beverage & Food Ltd.	600	25,714
Suzuken Co. Ltd.	300	11,722
Suzuki Motor Corp.	300	13,928
Sysmex Corp.	300	21,858
T&D Holdings Inc.	1,800	19,779
Taiheiyo Cement Corp.	600	16,519
Taisei Corp.	300	12,206
Taisho Pharmaceutical Holdings Co. Ltd.	300	21,645
Taiyo Nippon Sanso Corp.	600	13,380
Takeda Pharmaceutical Co. Ltd.	351	13,689
TDK Corp.	300	32,855
Teijin Ltd.	900	16,400
Terumo Corp.	600	22,055
THK Co. Ltd.	600	15,589
Tobu Railway Co. Ltd.	300	10,712
Toho Co. Ltd.	600	22,392
Toho Gas Co. Ltd.	600	23,500
Tohoku Electric Power Co. Inc.	1,200	11,382
Tokio Marine Holdings Inc.	300	16,566
Tokyo Century Corp.	300	15,666
Tokyo Electric Power Co. Holdings Inc.(b)	3,000	12,040

S c h e d u l e o f I n v e s t m e n t s	27

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Gas Co. Ltd.	600	$13,330
Tokyu Corp.	900	16,043
Tokyu Fudosan Holdings Corp.	3,000	21,479
Toppan Printing Co. Ltd.	600	12,157
Toray Industries Inc.	2,400	16,058
Toshiba Corp.	300	9,688
Tosoh Corp.	1,200	17,416
TOTO Ltd.	600	25,050
Toyo Seikan Group Holdings Ltd.	1,200	20,770
Toyo Suisan Kaisha Ltd.	600	25,465
Toyoda Gosei Co. Ltd.	900	20,934
Toyota Industries Corp.	300	16,607
Toyota Tsusho Corp.	600	21,230
Trend Micro Inc.(b)	300	15,943
Tsuruha Holdings Inc.	200	24,782
Unicharm Corp.	600	20,881
United Urban Investment Corp.	12	21,512
USS Co. Ltd.	900	16,607
Welcia Holdings Co. Ltd.	300	16,690
West Japan Railway Co.	300	25,670
Yakult Honsha Co. Ltd.	300	15,362
Yamada Denki Co. Ltd.	2,700	13,726
Yamaha Corp.	300	15,666
Yamaha Motor Co. Ltd.	900	17,122
Yamato Holdings Co. Ltd.	600	9,826
Yamazaki Baking Co. Ltd.	900	17,338
Yaskawa Electric Corp.	600	21,451
Yokogawa Electric Corp.	900	16,076
Yokohama Rubber Co. Ltd. (The)	600	10,457
Z Holdings Corp.	2,100	8,486
ZOZO Inc.	900	15,138
		5,298,148
Netherlands — 2.3%
ABN AMRO Bank NV, CVA(c)	945	16,463
Adyen NV(b)(c)	21	19,339
Aegon NV	3,276	13,320
AerCap Holdings NV(b)	249	14,096
Akzo Nobel NV	15	1,418
Altice Europe NV(b)	2,760	17,789
ArcelorMittal SA	1,029	15,230
ASML Holding NV	108	30,430
EXOR NV	162	11,964
Heineken Holding NV	261	25,714
Heineken NV	183	19,939
ING Groep NV	1,059	11,531
Koninklijke Ahold Delhaize NV	864	21,256
Koninklijke DSM NV	162	19,802
Koninklijke KPN NV	4,710	13,221
Koninklijke Philips NV	486	22,297
Koninklijke Vopak NV	237	12,707
NN Group NV	309	10,752
NXP Semiconductors NV	144	18,268
Prosus NV(b)	135	9,759
Randstad NV	204	11,747
Unilever NV	339	19,798
Wolters Kluwer NV	234	17,613
		374,453
New Zealand — 0.9%
a2 Milk Co. Ltd.(b)	1,899	18,434
Security	Shares	Value

New Zealand (continued)
Auckland International Airport Ltd.	1,407	$7,876
Fisher & Paykel Healthcare Corp. Ltd.	1,437	21,668
Fletcher Building Ltd.	4,641	16,669
Mercury NZ Ltd.	3,642	12,350
Meridian Energy Ltd.	7,074	24,469
Ryman Healthcare Ltd.	2,673	28,525
Spark New Zealand Ltd.	7,827	23,604
		153,595
Norway — 0.9%
Aker BP ASA	561	15,897
DNB ASA	957	16,804
Equinor ASA	657	11,914
Gjensidige Forsikring ASA	1,017	22,176
Mowi ASA	894	21,356
Norsk Hydro ASA	4,500	14,162
Orkla ASA	1,287	12,426
Schibsted ASA, Class B	534	15,178
Telenor ASA	540	9,780
Yara International ASA	378	13,754
		153,447
Portugal — 0.3%
EDP - Energias de Portugal SA	3,705	18,575
Galp Energia SGPS SA	912	13,785
Jeronimo Martins SGPS SA	981	16,900
		49,260
Singapore — 2.4%
Ascendas REIT	1,200	2,769
CapitaLand Commercial Trust	12,927	19,510
CapitaLand Ltd.	9,900	26,257
CapitaLand Mall Trust.	9,000	16,617
City Developments Ltd.	2,700	20,969
ComfortDelGro Corp. Ltd.	11,400	18,124
DBS Group Holdings Ltd.	900	16,729
Genting Singapore Ltd.	21,600	13,610
Jardine Cycle & Carriage Ltd.	611	13,080
Keppel Corp. Ltd.	3,000	14,682
Mapletree Commercial Trust.	1,800	3,099
Oversea-Chinese Banking Corp. Ltd.	2,700	21,424
SATS Ltd.	3,900	13,030
Sembcorp Industries Ltd.	16,200	25,162
Singapore Airlines Ltd.	3,300	20,672
Singapore Exchange Ltd.	1,200	7,649
Singapore Press Holdings Ltd.	6,800	10,064
Singapore Technologies Engineering Ltd.	4,500	13,550
Singapore Telecommunications Ltd.	1,500	3,627
Suntec REIT.	8,700	11,728
United Overseas Bank Ltd.	700	13,160
UOL Group Ltd.	4,800	28,064
Venture Corp. Ltd.	1,500	17,946
Wilmar International Ltd.	8,100	23,204
Yangzijiang Shipbuilding Holdings Ltd.	24,900	17,331
		392,057
Spain — 2.2%
ACS Actividades de Construccion y Servicios SA	339	11,282
Aena SME SA(c)	99	18,338
Amadeus IT Group SA	285	22,368
Banco Bilbao Vizcaya Argentaria SA	2,595	13,426
Banco de Sabadell SA	16,438	14,828
Banco Santander SA	4,248	16,731

28	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Bankia SA	11,592	$21,087
Bankinter SA	2,538	16,465
CaixaBank SA	6,174	18,063
Cellnex Telecom SA(c)	171	8,512
Enagas SA	362	9,756
Endesa SA	66	1,812
Ferrovial SA	862	27,378
Grifols SA	573	19,240
Iberdrola SA	2,994	32,748
Iberdrola SA, New(b)	55	606
Industria de Diseno Textil SA	885	29,786
Mapfre SA	3,312	8,486
Naturgy Energy Group SA	765	20,177
Red Electrica Corp. SA	443	8,854
Repsol SA	664	9,172
Siemens Gamesa Renewable Energy SA	1,083	17,289
Telefonica SA	2,094	14,176
		360,580
Sweden — 3.0%
Alfa Laval AB	858	21,453
Assa Abloy AB, Class B	861	20,483
Atlas Copco AB, Class B	303	9,431
Boliden AB	753	17,914
Electrolux AB, Series B	582	13,809
Epiroc AB, Class A	1,218	14,115
Essity AB, Class B	51	1,619
Hennes & Mauritz AB, Class B	927	20,356
Hexagon AB, Class B	363	19,780
Husqvarna AB, Class B	2,316	17,473
ICA Gruppen AB	357	15,697
Industrivarden AB, Class C	948	22,356
Investor AB, Class B	510	27,948
Kinnevik AB, Class B	453	10,941
L E Lundbergforetagen AB, Class B	546	23,712
Lundin Petroleum AB	525	15,992
Millicom International Cellular SA, SDR	558	26,364
Sandvik AB	783	14,310
Securitas AB, Class B	999	15,728
Skandinaviska Enskilda Banken AB, Class A	1,656	16,363
Skanska AB, Class B	756	17,491
SKF AB, Class B	654	11,989
Svenska Handelsbanken AB, Class A	1,392	13,674
Swedbank AB, Class A	1,260	19,380
Swedish Match AB	402	22,747
Tele2 AB, Class B	1,458	21,994
Telefonaktiebolaget LM Ericsson, Class B	1,383	10,870
Telia Co. AB	1,845	7,896
Volvo AB, Class B	831	14,251
		486,136
Switzerland — 3.8%
ABB Ltd., Registered	966	22,546
Adecco Group AG, Registered	333	19,577
Alcon Inc.(b)	240	14,169
Baloise Holding AG, Registered	12	2,169
Barry Callebaut AG, Registered	9	19,933
Chocoladefabriken Lindt & Spruengli AG, Participation
Certificates, NVS	3	25,149
Cie. Financiere Richemont SA, Registered	240	17,579
Clariant AG, Registered	1,005	22,644
Security	Shares	Value

Switzerland (continued)
Coca-Cola HBC AG	414	$15,204
Credit Suisse Group AG, Registered	429	5,433
Dufry AG, Registered	120	10,419
EMS-Chemie Holding AG, Registered	30	19,659
Geberit AG, Registered	39	20,591
Givaudan SA, Registered	9	29,675
Julius Baer Group Ltd.	417	20,883
Kuehne + Nagel International AG, Registered	9	1,456
LafargeHolcim Ltd., Registered	306	15,578
Lonza Group AG, Registered	54	22,183
Nestle SA, Registered	216	23,825
Novartis AG, Registered	75	7,090
Pargesa Holding SA, Bearer	219	17,564
Partners Group Holding AG	21	19,266
Roche Holding AG, NVS	12	4,035
SGS SA, Registered	9	26,045
Sika AG, Registered	132	23,746
Sonova Holding AG, Registered	75	18,803
Straumann Holding AG, Registered	21	20,032
Swatch Group AG (The), Bearer	39	9,814
Swatch Group AG (The), Registered	93	4,534
Swiss Life Holding AG, Registered	33	16,609
Swiss Prime Site AG, Registered	231	28,215
Swiss Re AG	111	12,545
Swisscom AG, Registered	27	14,826
Temenos AG, Registered	108	17,458
UBS Group AG, Registered	1,125	13,998
Vifor Pharma AG	120	22,147
Zurich Insurance Group AG	48	19,943
		625,342
United Kingdom — 9.8%
3i Group PLC	1,392	20,267
Admiral Group PLC	279	8,308
Anglo American PLC	900	23,557
Antofagasta PLC	1,479	16,030
Ashtead Group PLC	420	13,592
Associated British Foods PLC	465	16,096
AstraZeneca PLC	210	20,551
Auto Trader Group PLC(c)	1,872	13,868
AVEVA Group PLC	156	10,113
Aviva PLC	2,514	13,203
BAE Systems PLC	2,559	21,299
Barclays PLC	4,080	9,035
Barratt Developments PLC	1,614	17,080
Berkeley Group Holdings PLC	291	20,100
BP PLC	2,163	13,022
British American Tobacco PLC	441	19,518
British Land Co. PLC (The)	2,424	17,721
BT Group PLC	6,186	13,122
Bunzl PLC	774	20,049
Burberry Group PLC	513	13,207
Carnival PLC	396	16,276
Centrica PLC	20,778	23,237
Coca-Cola European Partners PLC	249	13,100
Compass Group PLC	894	22,120
Croda International PLC	405	26,608
DCC PLC	258	20,855
Diageo PLC	459	18,212
Direct Line Insurance Group PLC	3,864	17,206
easyJet PLC	1,158	21,264

S c h e d u l e o f I n v e s t m e n t s	29

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Evraz PLC	3,690	$17,151
Experian PLC	792	27,531
Ferguson PLC	249	22,326
Fiat Chrysler Automobiles NV	1,095	14,237
G4S PLC	5,526	14,234
GlaxoSmithKline PLC	594	13,969
Glencore PLC	5,826	17,088
GVC Holdings PLC	1,749	20,224
Halma PLC	279	7,749
Hargreaves Lansdown PLC	687	15,622
HSBC Holdings PLC	2,184	15,886
Imperial Brands PLC	732	18,824
Informa PLC	2,184	22,306
InterContinental Hotels Group PLC	288	17,788
Intertek Group PLC	342	25,968
ITV PLC	10,998	19,630
J Sainsbury PLC	6,330	16,889
JD Sports Fashion PLC	1,311	14,202
Johnson Matthey PLC	282	9,684
Kingfisher PLC	6,396	17,200
Land Securities Group PLC	1,866	23,073
Legal & General Group PLC	5,034	20,272
Lloyds Banking Group PLC	18,336	13,726
London Stock Exchange Group PLC	195	20,142
M&G PLC(b)	4,134	13,090
Marks & Spencer Group PLC	7,782	18,055
Meggitt PLC	1,764	15,710
Melrose Industries PLC	6,675	20,519
Micro Focus International PLC	1,257	16,987
Mondi PLC	660	13,450
National Grid PLC	636	8,432
Next PLC	138	12,537
NMC Health PLC	561	9,555
Ocado Group PLC(b)	1,017	16,402
Pearson PLC	1,953	14,633
Persimmon PLC	450	18,110
Prudential PLC	780	13,901
Reckitt Benckiser Group PLC	165	13,661
RELX PLC	1,071	28,419
Rentokil Initial PLC	801	4,931
Rio Tinto PLC	225	12,113
Rolls-Royce Holdings PLC	1,254	11,075
Royal Bank of Scotland Group PLC	4,776	13,744
Royal Dutch Shell PLC, Class A	381	10,017
Royal Dutch Shell PLC, Class B	426	11,231
RSA Insurance Group PLC	2,049	14,866
Sage Group PLC (The)	2,220	21,609
Schroders PLC	456	19,313
Segro PLC	2,823	33,886
Severn Trent PLC	561	19,072
Smith & Nephew PLC	885	21,308
Smiths Group PLC	960	21,380
Spirax-Sarco Engineering PLC	81	9,524
SSE PLC	1,326	26,368
St. James's Place PLC	1,074	16,196
Standard Chartered PLC	1,917	15,945
Standard Life Aberdeen PLC	5,070	20,150
Security	Shares	Value

United Kingdom (continued)
Taylor Wimpey PLC	5,928	$16,809
Tesco PLC	3,249	10,574
Unilever PLC	249	14,880
United Utilities Group PLC	1,500	20,040
Vodafone Group PLC	9,174	18,055
Weir Group PLC (The)	1,158	20,577
Whitbread PLC	303	17,854
Wm Morrison Supermarkets PLC	5,769	13,837
WPP PLC	1,299	16,182
		1,609,334
United States — 0.1%
Ovintiv Inc.	862	13,439

Total Common Stocks — 99.4%
(Cost: $15,992,036)		16,385,372

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS.	444	19,682
Porsche Automobil Holding SE, Preference Shares, NVS	189	12,806
Sartorius AG, Preference Shares, NVS.	39	9,102
Volkswagen AG, Preference Shares, NVS.	66	11,877
		53,467
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	12,261	6,454

Total Preferred Stocks — 0.3%
(Cost: $63,222)		59,921

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(e)(f)(g)	172,973	173,077
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(e)(f)	4,000	4,000
		177,077
Total Short-Term Investments — 1.1%
(Cost: $177,046)		177,077

Total Investments in Securities — 100.8%
(Cost: $16,232,304)		16,622,370

Other Assets, Less Liabilities — (0.8)%		(134,428)

Net Assets — 100.0%		$16,487,942

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	64,611	108,362	172,973	$173,077	$3,187	(b)	$10		$10
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	3,000	4,000	4,000	20		—		—
				$177,077	$3,207		$10		$10

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	1	03/20/20	$40	$(922)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$922

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts.	$1,586
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts.	$(922)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts
Average notional value of contracts — long	$13,443

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	31

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Size Factor ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,384,766	$606	$—	$16,385,372
Preferred Stocks	59,921	—	—	59,921
Money Market Funds	177,077	—	—	177,077
	$16,621,764	$606	$—	$16,622,370
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(922)	$—	$—	$(922)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Edge MSCI Intl Value Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.9%
BlueScope Steel Ltd.	47,968	$457,598
Fortescue Metals Group Ltd.	172,442	1,314,876
Harvey Norman Holdings Ltd.	18,144	51,380
Origin Energy Ltd.	56,300	309,058
Qantas Airways Ltd.	34,161	146,591
Santos Ltd.	40,959	238,280
Sonic Healthcare Ltd.	24,557	520,644
South32 Ltd.	475,736	840,791
		3,879,218
Austria — 0.2%
OMV AG	6,154	306,826
Raiffeisen Bank International AG	13,228	301,981
voestalpine AG	10,368	251,857
		860,664
Belgium — 0.3%
Solvay SA	4,783	495,811
UCB SA	9,442	869,318
		1,365,129
Canada — 2.4%
Air Canada(a)	6,519	218,508
AltaGas Ltd.	15,073	242,868
Bausch Health Companies Inc.(a)	58,121	1,595,685
Canadian Natural Resources Ltd.	32,661	919,165
Cenovus Energy Inc.	30,148	262,602
Empire Co. Ltd., Class A, NVS	16,903	392,365
First Quantum Minerals Ltd.	64,851	508,001
George Weston Ltd.	7,643	616,329
Husky Energy Inc.	22,891	149,024
Loblaw Companies Ltd.	17,598	921,315
Lundin Mining Corp.	29,028	152,323
Magna International Inc.	19,566	992,539
Metro Inc.	16,112	657,247
Open Text Corp.	17,555	790,576
Power Corp. of Canada	16,003	399,546
Stars Group Inc. (The)(a)	7,680	183,384
Teck Resources Ltd., Class B	87,466	1,130,898
		10,132,375
Denmark — 0.8%
AP Moller - Maersk A/S, Class A	177	199,485
AP Moller - Maersk A/S, Class B, NVS	665	797,998
Carlsberg A/S, Class B	6,281	918,769
Danske Bank A/S	61,711	1,033,192
H Lundbeck A/S	4,084	173,696
Pandora A/S	3,913	202,748
		3,325,888
Finland — 0.5%
Nokia OYJ	493,521	1,924,885

France — 10.4%
Atos SE	13,166	1,096,335
AXA SA	107,354	2,864,791
BNP Paribas SA	97,384	5,185,063
Bouygues SA	12,444	492,733
Carrefour SA	75,409	1,279,012
Casino Guichard Perrachon SA(b)	10,114	410,898
Cie. de Saint-Gobain	50,178	1,903,715
Cie. Generale des Etablissements Michelin SCA	8,050	936,706
Security	Shares	Value

France (continued)
CNP Assurances	8,795	$158,577
Credit Agricole SA	93,136	1,262,299
Electricite de France SA	68,086	841,677
Engie SA	171,420	2,955,897
Eutelsat Communications SA	8,170	122,636
Faurecia SE	4,542	217,294
Iliad SA(b)	708	93,133
Orange SA	88,736	1,259,209
Peugeot SA	71,801	1,480,796
Publicis Groupe SA	12,597	558,819
Renault SA	23,774	928,577
Sanofi	113,233	10,910,907
Societe Generale SA	110,134	3,566,927
TOTAL SA	91,167	4,460,026
Valeo SA	9,751	290,899
		43,276,926
Germany — 6.5%
Bayer AG, Registered	114,919	9,303,156
Bayerische Motoren Werke AG	22,862	1,630,097
Commerzbank AG	136,715	787,839
Continental AG	3,186	363,453
Covestro AG(c)	14,933	631,335
Daimler AG, Registered	56,140	2,600,871
Deutsche Bank AG, Registered	294,488	2,703,497
Deutsche Lufthansa AG, Registered	49,330	756,052
Fresenius Medical Care AG & Co. KGaA	15,345	1,185,272
Fresenius SE & Co. KGaA	32,445	1,658,450
HeidelbergCement AG	14,245	967,385
Merck KGaA	9,152	1,175,487
METRO AG	22,733	317,302
RWE AG	43,726	1,518,648
TUI AG	14,759	151,440
Uniper SE	17,407	571,190
United Internet AG, Registered	4,248	137,934
Volkswagen AG	2,756	505,776
		26,965,184
Hong Kong — 3.0%
Bank of East Asia Ltd. (The)	68,000	147,474
CK Asset Holdings Ltd.	354,000	2,288,607
CK Hutchison Holdings Ltd.	471,500	4,208,032
Hang Lung Properties Ltd.	177,000	372,924
Jardine Matheson Holdings Ltd.	18,900	1,056,699
Jardine Strategic Holdings Ltd.	17,700	545,691
Kerry Properties Ltd.	177,000	498,068
NWS Holdings Ltd.	177,000	229,317
Sino Land Co. Ltd.	354,000	485,987
Swire Pacific Ltd., Class A	26,000	230,537
WH Group Ltd.(c)	1,194,500	1,147,596
Wharf Real Estate Investment Co. Ltd.	209,058	1,090,400
Yue Yuen Industrial Holdings Ltd.	20,000	55,764
		12,357,096
Ireland — 0.1%
AIB Group PLC	30,621	90,061
Bank of Ireland Group PLC	84,342	412,567
		502,628
Israel — 0.8%
Bank Hapoalim BM	62,538	539,519
Bank Leumi Le-Israel BM	69,076	499,373

S c h e d u l e o f I n v e s t m e n t s	33

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Value Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Teva Pharmaceutical Industries Ltd., ADR(a)	216,054	$2,246,962
		3,285,854
Italy — 3.0%
Enel SpA	517,229	4,502,433
Eni SpA	115,163	1,615,460
Intesa Sanpaolo SpA	758,898	1,888,490
Leonardo SpA	35,462	439,363
Mediobanca Banca di Credito Finanziario SpA	31,512	314,714
Telecom Italia SpA/Milano(a)	1,132,401	610,899
UniCredit SpA	235,991	3,159,748
		12,531,107
Japan — 40.4%
Aeon Mall Co. Ltd.	17,700	298,198
AGC Inc.	19,300	668,649
Aisin Seiki Co. Ltd.	17,700	603,418
Ajinomoto Co. Inc.	35,400	589,537
Alfresa Holdings Corp.	18,000	369,848
Alps Alpine Co. Ltd.	17,700	326,940
Amada Holdings Co. Ltd.	31,200	334,784
ANA Holdings Inc.	17,700	559,162
Asahi Group Holdings Ltd.	35,400	1,661,156
Asahi Kasei Corp.	83,500	876,717
Astellas Pharma Inc.	106,600	1,918,377
Bridgestone Corp.	18,000	647,857
Brother Industries Ltd.	35,400	706,465
Canon Inc.	106,200	2,828,309
Central Japan Railway Co.	11,100	2,210,578
Chiba Bank Ltd. (The)	66,100	367,747
Chubu Electric Power Co. Inc.	88,500	1,215,002
Coca-Cola Bottlers Japan Holdings Inc.	4,500	120,113
Concordia Financial Group Ltd.	100,600	388,904
Credit Saison Co. Ltd.	17,700	290,033
Dai Nippon Printing Co. Ltd.	17,700	497,269
Daicel Corp.	13,600	131,627
Dai-ichi Life Holdings Inc.	53,100	811,308
Daito Trust Construction Co. Ltd.	5,500	654,865
Daiwa House Industry Co. Ltd.	106,200	3,391,228
Daiwa House REIT Investment Corp.	178	475,444
Daiwa Securities Group Inc.	106,800	550,924
Denso Corp.	17,700	741,739
East Japan Railway Co.	20,000	1,789,916
Electric Power Development Co. Ltd.	17,700	404,837
Fuji Electric Co. Ltd.	2,500	75,887
FUJIFILM Holdings Corp.	53,100	2,686,722
Fujitsu Ltd.	21,400	2,293,315
Fukuoka Financial Group Inc.	17,800	316,142
Hankyu Hanshin Holdings Inc.	17,700	729,981
Hino Motors Ltd.	31,100	297,270
Hitachi High-Technologies Corp.	1,800	131,531
Hitachi Ltd.	152,800	5,963,408
Hitachi Metals Ltd.	13,700	215,135
Honda Motor Co. Ltd.	141,600	3,698,571
Hulic Co. Ltd.	35,500	436,933
Idemitsu Kosan Co. Ltd.	17,700	451,543
IHI Corp.	3,600	87,322
Iida Group Holdings Co. Ltd.	17,700	303,751
Inpex Corp.	65,800	625,611
Isuzu Motors Ltd.	31,200	314,634
ITOCHU Corp.	206,200	4,885,562
Security	Shares	Value

Japan (continued)
J Front Retailing Co. Ltd.	17,700	$217,198
Japan Airlines Co. Ltd.	17,700	505,434
Japan Post Bank Co. Ltd.	31,100	291,531
Japan Post Holdings Co. Ltd.	153,200	1,408,250
Japan Post Insurance Co. Ltd.	17,700	302,607
Japan Tobacco Inc.	123,900	2,647,529
JFE Holdings Inc.	88,500	1,073,742
JSR Corp.	17,800	326,160
JTEKT Corp.	35,400	386,710
JXTG Holdings Inc.	259,000	1,120,258
Kajima Corp.	53,100	688,828
Kamigumi Co. Ltd.	17,700	382,628
Kansai Electric Power Co. Inc. (The)	101,700	1,152,259
Kawasaki Heavy Industries Ltd.	17,700	358,785
KDDI Corp.	88,500	2,670,882
Komatsu Ltd.	53,300	1,213,185
Konica Minolta Inc.	66,900	419,726
Kuraray Co. Ltd.	35,400	436,029
Kyocera Corp.	35,400	2,375,786
Kyushu Electric Power Co. Inc.	48,800	405,222
Kyushu Railway Co.	17,800	588,762
LIXIL Group Corp.	17,700	299,831
Marubeni Corp.	327,100	2,399,870
Mazda Motor Corp.	48,600	418,807
Mebuki Financial Group Inc.	125,800	284,366
Medipal Holdings Corp.	18,000	387,950
MINEBEA MITSUMI Inc.	17,700	356,989
Mitsubishi Chemical Holdings Corp.	171,000	1,262,167
Mitsubishi Corp.	222,700	5,800,453
Mitsubishi Electric Corp.	118,500	1,689,187
Mitsubishi Estate Co. Ltd.	88,800	1,763,137
Mitsubishi Gas Chemical Co. Inc.	17,700	275,988
Mitsubishi Heavy Industries Ltd.	35,400	1,314,293
Mitsubishi Materials Corp.	17,700	454,483
Mitsubishi Motors Corp.	31,400	119,649
Mitsubishi UFJ Financial Group Inc.	1,332,200	6,987,643
Mitsubishi UFJ Lease & Finance Co. Ltd.	31,200	199,777
Mitsui & Co. Ltd.	274,600	4,967,046
Mitsui Chemicals Inc.	17,700	400,918
Mitsui OSK Lines Ltd.	17,700	439,132
Mizuho Financial Group Inc.	2,343,800	3,514,024
NEC Corp.	22,700	1,030,438
Nexon Co. Ltd.(a)	17,700	242,510
NGK Insulators Ltd.	17,700	303,261
NGK Spark Plug Co. Ltd.	17,700	317,958
NH Foods Ltd.	17,700	787,955
Nikon Corp.	17,700	218,668
Nippon Building Fund Inc.	30	243,023
Nippon Express Co. Ltd.	3,800	202,297
Nippon Steel Corp.	118,300	1,675,967
Nippon Telegraph & Telephone Corp.	70,800	1,820,217
Nippon Yusen KK	17,700	289,706
Nissan Motor Co. Ltd.	187,300	1,035,995
Nomura Holdings Inc.	256,900	1,342,275
NSK Ltd.	31,000	266,282
NTT DOCOMO Inc.	53,100	1,522,182
Obayashi Corp.	83,600	935,617
Oji Holdings Corp.	83,500	436,047
ORIX Corp.	118,000	2,022,826
Osaka Gas Co. Ltd.	35,400	606,521

34	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Value Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Otsuka Holdings Co. Ltd.	35,400	$1,604,652
Renesas Electronics Corp.(a)	53,300	349,645
Resona Holdings Inc.	222,100	934,220
Ricoh Co. Ltd.	101,900	1,183,670
Rohm Co. Ltd.	9,400	698,159
Sega Sammy Holdings Inc.	100	1,383
Seiko Epson Corp.	35,400	529,114
Sekisui Chemical Co. Ltd.	17,800	302,675
Sekisui House Ltd.	35,500	773,313
Seven & i Holdings Co. Ltd.	90,500	3,521,138
Shimizu Corp.	70,800	740,106
Shinsei Bank Ltd.	17,700	275,988
Shizuoka Bank Ltd. (The)	31,000	222,236
Showa Denko KK	17,700	436,845
SoftBank Group Corp.	74,100	3,092,941
Sompo Holdings Inc.	17,700	674,947
Subaru Corp.	35,400	901,453
SUMCO Corp.	17,700	284,154
Sumitomo Chemical Co. Ltd.	188,900	822,630
Sumitomo Corp.	204,700	3,093,589
Sumitomo Dainippon Pharma Co. Ltd.	17,700	310,773
Sumitomo Electric Industries Ltd.	53,100	725,082
Sumitomo Heavy Industries Ltd.	17,800	481,521
Sumitomo Metal Mining Co. Ltd.	17,700	516,702
Sumitomo Mitsui Financial Group Inc.	141,600	5,074,267
Sumitomo Mitsui Trust Holdings Inc.	35,400	1,333,563
Sumitomo Rubber Industries Ltd.	13,700	153,578
Suzuken Co. Ltd.	17,700	691,604
Suzuki Motor Corp.	17,700	821,759
Taiheiyo Cement Corp.	17,700	487,307
Taisei Corp.	17,700	720,183
TDK Corp.	17,700	1,938,451
Teijin Ltd.	17,700	322,531
THK Co. Ltd.	17,700	459,872
Tohoku Electric Power Co. Inc.	49,000	464,751
Tokyo Electric Power Co. Holdings Inc.(a)	344,500	1,382,641
Toppan Printing Co. Ltd.	35,400	717,243
Tosoh Corp.	35,400	513,763
Toyo Seikan Group Holdings Ltd.	17,700	306,363
Toyota Motor Corp.	141,600	9,996,985
Toyota Tsusho Corp.	17,700	626,281
West Japan Railway Co.	17,700	1,514,507
Yamada Denki Co. Ltd.	31,000	157,596
Yamaha Motor Co. Ltd	17,700	336,738
		168,048,154
Netherlands — 3.7%
ABN AMRO Bank NV, CVA(c)	14,514	252,847
Aegon NV	223,442	908,512
AerCap Holdings NV(a)	19,605	1,109,839
ArcelorMittal SA	128,895	1,907,791
EXOR NV	6,113	451,448
ING Groep NV	259,325	2,823,548
Koninklijke Ahold Delhaize NV	167,736	4,126,649
NN Group NV	31,203	1,085,786
NXP Semiconductors NV	21,614	2,741,952
		15,408,372
Norway — 0.4%
Equinor ASA	33,049	599,291
Mowi ASA	29,120	695,635
Security	Shares	Value

Norway (continued)
Norsk Hydro ASA	86,628	$272,633
		1,567,559
Singapore — 0.6%
ComfortDelGro Corp. Ltd.	102,100	162,325
Keppel Corp. Ltd.	117,700	576,039
Sembcorp Industries Ltd.	99,900	155,167
Singapore Airlines Ltd.	66,200	414,690
Venture Corp. Ltd.	13,600	162,714
Wilmar International Ltd.	294,700	844,221
Yangzijiang Shipbuilding Holdings Ltd.	418,700	291,424
		2,606,580
Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	9,204	306,302
Banco Bilbao Vizcaya Argentaria SA	528,544	2,734,492
Banco de Sabadell SA	643,473	580,461
Banco Santander SA	1,323,476	5,212,568
Bankia SA	121,970	221,877
CaixaBank SA	274,590	803,354
Mapfre SA	54,022	138,413
Repsol SA	94,442	1,304,595
Telefonica SA	245,922	1,664,891
		12,966,953
Sweden — 0.3%
Boliden AB	18,065	429,760
ICA Gruppen AB	5,256	231,100
Telia Co. AB	88,187	377,409
		1,038,269
Switzerland — 3.6%
Credit Suisse Group AG, Registered	166,172	2,104,610
Novartis AG, Registered	133,567	12,626,163
		14,730,773
United Kingdom — 17.4%
3i Group PLC	50,744	738,808
Anglo American PLC	99,166	2,595,589
Associated British Foods PLC	13,098	453,400
Aviva PLC	249,777	1,311,756
Barclays PLC	2,047,410	4,534,146
Barratt Developments PLC	58,823	622,495
Berkeley Group Holdings PLC	5,376	371,340
BP PLC	564,308	3,397,259
British American Tobacco PLC	362,607	16,048,470
British Land Co. PLC (The)	49,206	359,732
BT Group PLC	488,294	1,035,793
Carnival PLC	5,310	218,249
Centrica PLC	277,005	309,792
Coca-Cola European Partners PLC	10,977	577,500
easyJet PLC	13,285	243,946
Evraz PLC	31,329	145,616
Fiat Chrysler Automobiles NV	125,729	1,634,654
Glencore PLC	931,456	2,731,957
Imperial Brands PLC	135,426	3,482,541
J Sainsbury PLC	391,549	1,044,667
Kingfisher PLC	140,369	377,470
Lloyds Banking Group PLC	4,859,141	3,637,582
M&G PLC(a)	181,248	573,889
Marks & Spencer Group PLC	95,138	220,723
Meggitt PLC	45,218	402,701
Melrose Industries PLC	257,239	790,764
Micro Focus International PLC	52,761	713,022

S c h e d u l e o f I n v e s t m e n t s	35

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Value Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	34,647	$259,598
Persimmon PLC	14,373	578,437
Rio Tinto PLC	70,225	3,780,584
Royal Bank of Scotland Group PLC	413,403	1,189,622
Royal Dutch Shell PLC, Class A	152,442	4,007,729
Royal Dutch Shell PLC, Class B	134,395	3,543,191
Standard Chartered PLC	203,822	1,695,360
Taylor Wimpey PLC	179,022	507,608
Tesco PLC	945,018	3,075,690
Vodafone Group PLC	1,670,455	3,287,578
Wm Morrison Supermarkets PLC	353,147	847,011
WPP PLC	74,224	924,608
		72,270,877
United States — 0.1%
Ovintiv Inc.	21,788	339,699

Total Common Stocks — 98.5%
(Cost: $418,302,230)		409,384,190

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,496	251,117
Porsche Automobil Holding SE, Preference Shares, NVS	18,958	1,284,506
Volkswagen AG, Preference Shares, NVS	16,470	2,963,769
		4,499,392
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	530,482	279,243

Total Preferred Stocks — 1.1%
(Cost: $4,745,397)		4,778,635
Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(d)(e)(f)	30,948	$30,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(d)(e)	116,000	116,000
		146,966
Total Short-Term Investments — 0.0%
(Cost: $146,960)		146,966

Total Investments in Securities — 99.6%
(Cost: $423,194,587)		414,309,791

Other Assets, Less Liabilities — 0.4%		1,455,409

Net Assets — 100.0%		$415,765,200

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	616,641	(585,693)	30,948	$30,966	$38,523	(b)	$342	$(56)
BlackRock Cash Funds: Treasury, SL Agency Shares	76,000	40,000	116,000	116,000	1,843		—	—
				$146,966	$40,366		$342	$(56)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	12	03/20/20	$484	$(15,468)
FTSE 100 Index	4	03/20/20	380	(15,529)
TOPIX Index	4	03/12/20	620	(20,126)
				$(51,123)

36	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI Intl Value Factor ETF
January 31, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$51,123

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$297,344

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(51,123)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,509,687

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$409,384,190	$—	$—	$409,384,190
Preferred Stocks	4,778,635	—	—	4,778,635
Money Market Funds	146,966	—	—	146,966
	$414,309,791	$—	$—	$414,309,791
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(51,123)	$—	$—	$(51,123)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	37

Schedule of Investments (unaudited)	iShares® Edge MSCI USA Momentum Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
HEICO Corp.	77,424	$9,479,020
HEICO Corp., Class A	105,393	10,133,537
L3Harris Technologies Inc.	445,147	98,524,385
Northrop Grumman Corp.	307,454	115,163,045
Teledyne Technologies Inc.(a)	90,112	32,896,287
TransDigm Group Inc.	94,689	60,911,540
		327,107,814

Beverages — 0.5%
Brown-Forman Corp., Class B, NVS	674,852	45,646,989

Biotechnology — 0.3%
Seattle Genetics Inc.(a)(b)	278,462	30,182,496

Building Products — 0.3%
Masco Corp.	576,113	27,376,890

Capital Markets — 3.1%
MarketAxess Holdings Inc.	90,720	32,131,209
Moody’s Corp.	330,792	84,944,078
MSCI Inc.	145,031	41,449,860
S&P Global Inc.	519,891	152,707,583
		311,232,730

Chemicals — 2.6%
Air Products & Chemicals Inc.	352,050	84,037,855
Ecolab Inc.	341,116	66,896,259
Sherwin-Williams Co. (The)	186,482	103,868,609
		254,802,723

Commercial Services & Supplies — 2.0%
Cintas Corp.	200,505	55,934,880
Copart Inc.(a)	477,184	48,415,089
Republic Services Inc.	298,850	28,405,692
Waste Management Inc.	576,968	70,217,006
		202,972,667

Communications Equipment — 0.5%
Motorola Solutions Inc.	280,522	49,652,394

Construction Materials — 0.3%
Martin Marietta Materials Inc.	114,401	30,178,984

Containers & Packaging — 1.0%
Avery Dennison Corp.	153,466	20,140,878
Ball Corp.	737,062	53,201,135
Crown Holdings Inc.(a)	341,653	25,292,572
		98,634,585

Diversified Telecommunication Services — 4.5%
AT&T Inc.	11,948,896	449,517,468

Electric Utilities — 9.5%
Alliant Energy Corp.	441,652	26,216,463
American Electric Power Co. Inc.	907,902	94,621,546
Entergy Corp.	628,350	82,640,592
Eversource Energy	744,325	68,805,403
FirstEnergy Corp.	1,026,456	52,133,700
NextEra Energy Inc.	1,369,205	367,220,781
Southern Co. (The)	2,633,649	185,408,890
Xcel Energy Inc.	1,005,716	69,585,490
		946,632,865
Electrical Equipment — 0.3%
AMETEK Inc.	330,791	32,136,346
Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.7%
CDW Corp./DE	272,691	$35,572,541
Keysight Technologies Inc.(a)(b)	420,646	39,115,871
		74,688,412

Entertainment — 0.5%
Live Nation Entertainment Inc.(a)(b)	194,877	13,282,816
Roku Inc.(a)(b)	293,249	35,468,467
		48,751,283

Equity Real Estate Investment Trusts (REITs) — 11.4%
Alexandria Real Estate Equities Inc.	203,729	33,248,573
American Tower Corp.	836,868	193,935,790
Camden Property Trust	177,440	19,949,579
Equinix Inc.	206,210	121,608,223
Equity LifeStyle Properties Inc.	508,518	36,994,685
Equity Residential	847,829	70,437,633
Essex Property Trust Inc.	135,978	42,120,545
Healthpeak Properties Inc.	1,101,529	39,644,029
Invitation Homes Inc.	1,144,550	36,018,989
Liberty Property Trust	372,256	23,321,838
Medical Properties Trust Inc.	1,032,166	22,862,477
Mid-America Apartment Communities Inc.	319,257	43,805,253
National Retail Properties Inc.	258,852	14,495,712
Omega Healthcare Investors Inc.	436,164	18,297,080
Prologis Inc.	1,185,855	110,142,212
Realty Income Corp.	661,192	51,844,065
SBA Communications Corp.	228,479	57,019,219
Sun Communities Inc.	311,240	50,473,791
UDR Inc.	534,581	25,611,776
VEREIT Inc.	2,063,838	20,143,059
Welltower Inc.	878,064	74,556,414
WP Carey Inc.	402,134	33,827,512
		1,140,358,454

Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	817,883	249,879,614

Food Products — 0.5%
Hershey Co. (The)	324,348	50,329,079

Health Care Equipment & Supplies — 6.9%
Danaher Corp.(b)	941,431	151,448,005
Edwards Lifesciences Corp.(a)	490,444	107,829,018
Insulet Corp.(a)	154,430	29,965,597
Medtronic PLC	2,519,417	290,841,498
ResMed Inc.	341,806	54,336,900
Steris PLC	119,143	17,953,659
Teleflex Inc.	86,197	32,023,047
		684,397,724

Hotels, Restaurants & Leisure — 2.4%
Aramark	545,828	24,092,848
Chipotle Mexican Grill Inc.(a)(b)	40,588	35,180,055
Starbucks Corp.	2,076,923	176,185,378
		235,458,281
Household Durables — 1.3%
DR Horton Inc.	688,788	40,776,250
Garmin Ltd.	224,771	21,791,548
Leggett & Platt Inc.	299,030	14,230,838
NVR Inc.(a)	6,853	26,157,695
PulteGroup Inc.	594,507	26,544,738
		129,501,069

38	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Momentum Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products — 4.8%
Procter & Gamble Co. (The)	3,862,303	$481,320,200

Insurance — 3.7%
Aflac Inc.	954,481	49,222,585
Alleghany Corp.(a)	27,058	21,583,084
Aon PLC	319,602	70,392,340
Arch Capital Group Ltd.(a)(b)	1,087,960	48,044,314
Arthur J Gallagher & Co.	270,876	27,783,751
Assurant Inc.	133,451	17,423,363
Brown & Brown Inc.	525,833	23,609,902
Cincinnati Financial Corp.	347,782	36,499,721
Fidelity National Financial Inc.	522,987	25,495,616
RenaissanceRe Holdings Ltd.	110,675	20,966,272
WR Berkley Corp.	331,150	24,349,460
		365,370,408

Interactive Media & Services — 0.4%
Snap Inc., Class A, NVS(a)(b)	2,366,416	43,494,726

IT Services — 15.1%
Booz Allen Hamilton Holding Corp.	263,760	20,583,831
Fidelity National Information Services Inc.	1,099,742	157,988,936
Fiserv Inc.(a)	1,286,966	152,647,037
Global Payments Inc.	591,794	115,666,137
Mastercard Inc., Class A	1,537,083	485,626,003
Okta Inc.(a)(b)	209,364	26,809,060
Visa Inc., Class A	2,589,192	515,171,532
Western Union Co. (The)	1,076,793	28,965,732
		1,503,458,268

Life Sciences Tools & Services — 1.8%
Thermo Fisher Scientific Inc.	558,672	174,970,484

Media — 1.6%
Altice USA Inc., Class A(a)	369,579	10,111,682
Charter Communications Inc., Class A(a)(b)	289,046	149,569,743
		159,681,425

Multi-Utilities — 2.3%
Ameren Corp.	336,452	27,605,887
CMS Energy Corp.	615,767	42,186,197
Sempra Energy	506,782	81,409,460
WEC Energy Group Inc.	829,499	82,858,655
		234,060,199

Multiline Retail — 0.8%
Dollar General Corp.	530,951	81,453,193

Pharmaceuticals — 1.5%
Zoetis Inc.	1,081,926	145,205,288

Professional Services — 1.1%
CoStar Group Inc.(a)(b)	62,377	40,731,557
IHS Markit Ltd.(a)	848,468	66,910,187
		107,641,744
Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Micro Devices Inc.(a)(b)	1,478,336	$69,481,792
Applied Materials Inc.	1,753,289	101,673,229
KLA Corp.	437,565	72,522,023
Lam Research Corp.	327,232	97,583,855
Teradyne Inc.	341,442	22,531,757
		363,792,656

Software — 6.5%
DocuSign Inc.(a)(b)	190,681	14,970,365
Microsoft Corp.	3,143,364	535,094,854
Paycom Software Inc.(a)(b)	70,805	22,527,319
RingCentral Inc., Class A(a)(b)	171,184	35,192,007
Synopsys Inc.(a)	291,591	43,012,588
		650,797,133

Specialty Retail — 0.9%
AutoZone Inc.(a)	46,469	49,162,343
O’Reilly Automotive Inc.(a)	108,387	44,015,961
		93,178,304

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	148,674	35,591,069

Water Utilities — 0.8%
American Water Works Co. Inc.	394,551	53,737,846
Essential Utilities Inc.	467,355	24,274,419
		78,012,265

Total Common Stocks — 99.7%
(Cost: $8,844,447,669)		9,937,466,229

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	149,458,810	149,548,485
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	17,489,000	17,489,000
		167,037,485
Total Short-Term Investments — 1.7%
(Cost: $167,007,551)		167,037,485

Total Investments in Securities — 101.4%
(Cost: $9,011,455,220)		10,104,503,714
Other Assets, Less Liabilities — (1.4)%		(138,767,809)

Net Assets — 100.0%		$9,965,735,905

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	39

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Momentum Factor ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares		Shares					Unrealized
	Held at		Held at	Value at			Net Realized	Appreciation
Affiliated Issuer	07/31/19	Net Activity	01/31/20	01/31/20	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	133,656,711	15,802,099	149,458,810	$149,548,485	$507,295	(b)	$(4,184)	$20,258
BlackRock Cash Funds: Treasury, SL Agency Shares	18,524,000	(1,035,000)	17,489,000	17,489,000	159,869		—	—
				$167,037,485	$667,164		$(4,184)	$20,258

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
S&P 500 E-Mini	164	03/20/20	$ 26,437	$148,702

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity
Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$148,702

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity
Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,875,688
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$121,318

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,385,127

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

40	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Momentum Factor ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,937,466,229	$—	$—	$9,937,466,229
Money Market Funds	167,037,485	—	—	167,037,485
	$10,104,503,714	$—	$—	$10,104,503,714
Derivative financial instruments(a)
Assets
Futures Contracts	$148,702	$—	$—	$148,702

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	41

Schedule of Investments (unaudited)	iShares® Edge MSCI USA Quality Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Huntington Ingalls Industries Inc.	187,733	$48,998,313

Air Freight & Logistics — 0.6%
CH Robinson Worldwide Inc.	602,904	43,541,727
Expeditors International of Washington Inc.	857,345	62,620,479
		106,162,206
Banks — 0.2%
East West Bancorp. Inc.	804,216	36,865,261
Beverages — 4.3%
Monster Beverage Corp.(a)	1,192,430	79,415,838
PepsiCo Inc.	4,597,547	652,943,625
		732,359,463
Biotechnology — 2.4%
Amgen Inc.	1,187,792	256,622,462
Biogen Inc.(a)	406,854	109,382,698
Regeneron Pharmaceuticals Inc.(a)	135,875	45,917,597
		411,922,757
Building Products — 0.5%
Allegion PLC	449,841	58,173,438
AO Smith Corp.	620,909	26,506,605
		84,680,043
Capital Markets — 8.2%
Ameriprise Financial Inc.	755,473	124,962,789
BlackRock Inc.(b)	633,224	333,930,676
Charles Schwab Corp. (The)	6,511,473	296,597,595
Eaton Vance Corp., NVS	665,595	30,450,971
FactSet Research Systems Inc.	314,553	89,996,759
Franklin Resources Inc.	1,711,461	43,299,963
MarketAxess Holdings Inc.	285,831	101,235,624
SEI Investments Co.	973,969	63,561,217
T Rowe Price Group Inc.	1,797,912	240,075,189
TD Ameritrade Holding Corp.	1,658,451	78,743,254
		1,402,854,037
Chemicals — 1.5%
Air Products & Chemicals Inc.	611,049	145,863,507
Celanese Corp.	359,053	37,161,985
LyondellBasell Industries NV, Class A	865,444	67,383,470
		250,408,962
Commercial Services & Supplies — 0.8%
Copart Inc.(a)	1,014,948	102,976,624
Rollins Inc.	747,624	28,372,331
		131,348,955
Communications Equipment — 1.7%
Cisco Systems Inc.	5,941,535	273,132,364
F5 Networks Inc.(a)	93,771	11,451,315
		284,583,679
Containers & Packaging — 0.8%
Amcor PLC(a)	6,433,499	68,130,754
Avery Dennison Corp.	262,656	34,470,974
Packaging Corp. of America	268,859	25,743,249
		128,344,977
Electric Utilities — 2.0%
OGE Energy Corp.	3,340,969	153,183,429
Pinnacle West Capital Corp.	1,839,200	179,671,448
		332,854,877
Security	Shares	Value

Electrical Equipment — 0.9%
Rockwell Automation Inc .	781,820	$149,843,621

Electronic Equipment, Instruments & Components — 0.2%
TE Connectivity Ltd.	462,474	42,630,853

Energy Equipment & Services — 0.1%
Baker Hughes Co.	655,272	14,193,192

Entertainment — 3.0%
Activision Blizzard Inc.	1,093,228	63,931,973
Electronic Arts Inc.(a)	454,687	49,069,821
Take-Two Interactive Software Inc.(a)	173,998	21,687,111
Walt Disney Co. (The)	2,679,284	370,571,770
		505,260,675
Equity Real Estate Investment Trusts (REITs) — 2.7%
AvalonBay Communities Inc.	297,581	64,482,827
Host Hotels & Resorts Inc.	1,595,880	26,076,679
National Retail Properties Inc.	330,253	18,494,168
Prologis Inc.	1,429,816	132,801,310
Public Storage.	577,390	129,196,787
Simon Property Group Inc.	718,381	95,652,430
		466,704,201
Food Products — 0.5%
Lamb Weston Holdings Inc.	909,965	83,088,904

Gas Utilities — 1.5%
Atmos Energy Corp.	2,118,230	247,896,457

Health Care Equipment & Supplies — 1.5%
ABIOMED Inc.(a)(c)	78,759	14,672,014
Align Technology Inc.(a)	161,429	41,503,396
Edwards Lifesciences Corp.(a)	389,312	85,594,136
IDEXX Laboratories Inc.(a)	324,467	87,933,802
Varian Medical Systems Inc.(a)	148,612	20,890,389
		250,593,737
Hotels, Restaurants & Leisure — 0.2%
Darden Restaurants Inc.	337,646	39,312,124

Household Durables — 0.2%
NVR Inc.(a)	11,108	42,398,903

Industrial Conglomerates — 2.5%
3M Co.	2,718,858	431,374,010

Insurance — 4.7%
Aflac Inc.	4,046,391	208,672,384
Erie Indemnity Co., Class A, NVS	188,558	31,394,907
Marsh & McLennan Companies Inc.	2,607,589	291,684,905
Progressive Corp. (The)	3,328,682	268,591,351
		800,343,547
Interactive Media & Services — 7.1%
Alphabet Inc., Class A(a)	211,634	303,224,963
Alphabet Inc., Class C, NVS(a)	220,894	316,812,802
Facebook Inc., Class A(a)	2,934,484	592,501,664
		1,212,539,429
Internet & Direct Marketing Retail — 2.0%
Booking Holdings Inc.(a)	187,183	342,647,841
IT Services — 9.8%
Accenture PLC, Class A	1,023,404	210,012,735
Automatic Data Processing Inc.	735,278	126,019,296
Broadridge Financial Solutions Inc.	150,535	17,936,245

42	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Quality Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	1,094,598	$157,326,571
Jack Henry & Associates Inc.	98,699	14,759,448
Mastercard Inc., Class A	1,798,187	568,119,201
Paychex Inc.	550,668	47,230,794
Visa Inc., Class A	2,508,706	499,157,233
Western Union Co. (The)	922,522	24,815,842
		1,665,377,365
Life Sciences Tools & Services — 0.9%
Illumina Inc.(a)	228,459	66,269,102
Mettler-Toledo International Inc.(a)	63,131	47,801,531
Waters Corp.(a)(c)	210,331	47,069,974
		161,140,607
Machinery — 2.4%
Cummins Inc.	685,290	109,625,841
Illinois Tool Works Inc.	1,698,649	297,229,602
		406,855,443
Media — 0.4%
Fox Corp., Class A, NVS	495,519	18,373,844
Fox Corp., Class B(a)	241,799	8,784,558
Interpublic Group of Companies Inc. (The)	530,973	12,053,087
Omnicom Group Inc.	401,190	30,213,619
		69,425,108
Metals & Mining — 0.2%
Nucor Corp.	759,672	36,076,823

Oil, Gas & Consumable Fuels — 3.6%
Concho Resources Inc.	215,168	16,305,431
Diamondback Energy Inc.	191,180	14,223,792
Exxon Mobil Corp.	5,579,547	346,601,460
HollyFrontier Corp.	153,012	6,873,299
Kinder Morgan Inc./DE	2,140,198	44,665,932
Occidental Petroleum Corp.	969,110	38,493,049
ONEOK Inc.	534,464	40,015,320
Phillips 66	619,779	56,629,207
Valero Energy Corp.	610,715	51,489,382
		615,296,872
Personal Products — 0.9%
Estee Lauder Companies Inc. (The), Class A	820,271	160,084,088

Pharmaceuticals — 8.8%
Bristol-Myers Squibb Co.	1,522,056	95,813,425
Eli Lilly & Co.	2,292,046	320,061,303
Johnson & Johnson	4,725,180	703,437,547
Merck & Co. Inc.	4,537,758	387,706,044
		1,507,018,319
Professional Services — 0.2%
Robert Half International Inc.	660,584	38,426,171

Real Estate Management & Development — 0.5%
CBRE Group Inc., Class A(a)(c)	919,689	56,147,014
Jones Lang LaSalle Inc.	145,761	24,753,133
		80,900,147
Semiconductors & Semiconductor Equipment — 2.9%
Applied Materials Inc.	1,400,620	81,221,954
KLA Corp.	222,555	36,886,266
Lam Research Corp.	199,950	59,627,089
Maxim Integrated Products Inc.	458,332	27,554,920
Skyworks Solutions Inc.	237,384	26,859,999
Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	1,843,577	$222,427,565
Xilinx Inc.	369,537	31,218,486
		485,796,279
Software — 5.6%
Cadence Design Systems Inc.(a)	374,060	26,973,466
Intuit Inc.	450,369	126,274,460
Microsoft Corp.	3,694,291	628,879,157
Oracle Corp.	2,811,115	147,442,982
Paycom Software Inc.(a)(c)	65,318	20,781,575
		950,351,640
Specialty Retail — 3.7%
Best Buy Co. Inc.	772,878	65,455,038
Gap Inc. (The)	587,319	10,225,224
Ross Stores Inc.	1,504,263	168,763,266
TJX Companies Inc. (The)	5,055,915	298,501,221
Tractor Supply Co.	380,014	35,322,301
Ulta Salon Cosmetics & Fragrance Inc.(a)	200,545	53,728,011
		631,995,061
Technology Hardware, Storage & Peripherals — 3.9%
Apple Inc.	2,082,650	644,601,002
NetApp Inc.	374,291	19,987,139
		664,588,141
Textiles, Apparel & Luxury Goods — 3.6%
Lululemon Athletica Inc.(a)(c)	356,032	85,230,501
NIKE Inc., Class B	4,618,671	444,778,017
VF Corp.	923,155	76,594,170
		606,602,688
Tobacco — 1.4%
Altria Group Inc.	5,122,224	243,459,307

Trading Companies & Distributors — 0.6%
Fastenal Co.	2,698,488	94,123,262

Total Common Stocks — 99.8%
(Cost: $15,220,955,276)		16,997,728,345

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(b)(d)(e)	27,613,031	27,629,599
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(b)(d)	23,639,000	23,639,000
		51,268,599
Total Short-Term Investments — 0.3%
(Cost: $51,263,181)		51,268,599

Total Investments in Securities — 100.1%
(Cost: $15,272,218,457)		17,048,996,944

Other Assets, Less Liabilities — (0.1)%..		(18,058,860)

Net Assets — 100.0%		$17,030,938,084

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S c h e d u l e o f I n v e s t m e n t s	43

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Quality Factor ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	72,392,551	—	(44,779,520	)(b)	27,613,031	$27,629,599	$87,617	(c)	$(11,755)	$3,433
BlackRock Cash Funds: Treasury, SL Agency Shares	25,762,000	—	(2,123,000	)(b)	23,639,000	23,639,000	230,132		—	—
BlackRock Inc.	477,287	290,665	(134,728)		633,224	333,930,676	3,573,148		2,349,644	36,926,804
						$385,199,275	$3,890,897		$2,337,889	$36,930,237

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	178	03/20/20	$28,694	$(165,360)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$165,360

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$5,043,309
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(769,248)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,505,533

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

44	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Quality Factor ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$16,997,728,345	$—	$—	$16,997,728,345
Money Market Funds	51,268,599	—	—	51,268,599
	$17,048,996,944	$—	$—	$17,048,996,944
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(165,360)	$—	$—	$(165,360)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S c h e d u l e o f I n v e s t m e n t s	45

Schedule of Investments (unaudited)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	65,046	$1,948,128
Boeing Co. (The)	4,804	1,528,969
General Dynamics Corp.	10,049	1,762,997
HEICO Corp.	6,467	791,755
HEICO Corp., Class A	11,474	1,103,225
Huntington Ingalls Industries Inc.	7,758	2,024,838
L3Harris Technologies Inc.	9,341	2,067,443
Lockheed Martin Corp.	4,628	1,981,339
Northrop Grumman Corp.	5,216	1,953,757
Raytheon Co.	8,570	1,893,456
Spirit AeroSystems Holdings Inc., Class A	22,390	1,462,515
Teledyne Technologies Inc.(a)	5,751	2,099,460
Textron Inc.	42,701	1,961,257
TransDigm Group Inc.	3,422	2,201,304
United Technologies Corp.	12,107	1,818,471
		26,598,914
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	26,560	1,918,163
Expeditors International of Washington Inc.	25,873	1,889,764
FedEx Corp.	11,927	1,725,121
United Parcel Service Inc., Class B	14,650	1,516,568
XPO Logistics Inc.(a)(b)	23,818	2,117,897
		9,167,513
Airlines — 0.6%
American Airlines Group Inc.	68,222	1,831,078
Delta Air Lines Inc.	33,325	1,857,536
Southwest Airlines Co.	32,995	1,814,065
United Airlines Holdings Inc.(a)	20,847	1,559,356
		7,062,035
Auto Components — 0.6%
Aptiv PLC	20,771	1,761,173
Autoliv Inc.	24,332	1,864,561
BorgWarner Inc.	44,987	1,542,604
Lear Corp.	16,458	2,027,297
		7,195,635
Automobiles — 0.7%
Ford Motor Co.	215,041	1,896,662
General Motors Co.	50,366	1,681,721
Harley-Davidson Inc.	54,251	1,811,983
Tesla Inc.(a)(b)	5,288	3,440,214
		8,830,580
Banks — 3.1%
Bank of America Corp.	53,178	1,745,834
Citigroup Inc.	24,072	1,791,198
Citizens Financial Group Inc.	51,985	1,938,001
Comerica Inc.	28,538	1,745,384
East West Bancorp. Inc.	45,103	2,067,522
Fifth Third Bancorp.	64,809	1,843,816
First Republic Bank/CA	17,814	1,975,216
Huntington Bancshares Inc./OH	133,433	1,810,686
JPMorgan Chase & Co.	13,397	1,773,227
KeyCorp.	102,932	1,925,858
M&T Bank Corp.	11,841	1,995,445
People's United Financial Inc.	122,624	1,890,862
PNC Financial Services Group Inc. (The)	12,359	1,835,929
Regions Financial Corp.	118,920	1,851,584
Signature Bank/New York NY	16,157	2,292,517
Security	Shares	Value

Banks (continued)
SVB Financial Group(a)	8,473	$2,036,316
Truist Financial Corp.	69,278	3,572,667
U.S. Bancorp.	31,082	1,654,184
Wells Fargo & Co.	32,663	1,533,201
Zions Bancorp. N.A.	40,513	1,842,936
		39,122,383
Beverages — 1.0%
Brown-Forman Corp., Class B, NVS	29,326	1,983,611
Coca-Cola Co. (The)	33,273	1,943,143
Constellation Brands Inc., Class A	10,333	1,945,704
Molson Coors Beverage Co., Class B	38,663	2,148,889
Monster Beverage Corp.(a)	32,066	2,135,596
PepsiCo Inc.	13,277	1,885,599
		12,042,542
Biotechnology — 2.4%
AbbVie Inc.	20,489	1,660,019
Alexion Pharmaceuticals Inc.(a)	18,128	1,801,742
Alnylam Pharmaceuticals Inc.(a)	21,994	2,524,691
Amgen Inc.	8,208	1,773,338
Biogen Inc.(a)	6,785	1,824,147
BioMarin Pharmaceutical Inc.(a)	26,025	2,173,088
Exact Sciences Corp.(a)	25,001	2,332,093
Gilead Sciences Inc.	28,562	1,805,119
Incyte Corp.(a)	22,641	1,654,378
Ionis Pharmaceuticals Inc.(a)	34,671	2,022,013
Neurocrine Biosciences Inc.(a)(b)	18,123	1,813,750
Regeneron Pharmaceuticals Inc.(a)	5,594	1,890,436
Sarepta Therapeutics Inc.(a)(b)	20,713	2,401,880
Seattle Genetics Inc.(a)	17,052	1,848,266
Vertex Pharmaceuticals Inc.(a)	9,026	2,049,353
		29,574,313
Building Products — 1.1%
Allegion PLC	16,898	2,185,249
AO Smith Corp.	39,144	1,671,057
Fortune Brands Home & Security Inc.	31,643	2,174,191
Johnson Controls International PLC	44,801	1,767,400
Lennox International Inc.	7,807	1,818,875
Masco Corp.	42,567	2,022,784
Owens Corning	31,062	1,878,940
		13,518,496
Capital Markets — 4.4%
Ameriprise Financial Inc.	12,128	2,006,092
Bank of New York Mellon Corp. (The)	38,615	1,729,180
BlackRock Inc.(c)	3,765	1,985,473
Blackstone Group Inc. (The), Class A	35,922	2,193,757
Cboe Global Markets Inc.	16,773	2,066,769
Charles Schwab Corp. (The)	42,661	1,943,209
CME Group Inc.	8,936	1,940,095
E*TRADE Financial Corp.	45,379	1,934,053
Eaton Vance Corp., NVS	42,692	1,953,159
FactSet Research Systems Inc.	7,665	2,193,033
Franklin Resources Inc.	72,179	1,826,129
Goldman Sachs Group Inc. (The)	8,374	1,990,919
Intercontinental Exchange Inc.	20,054	2,000,186
Invesco Ltd.	116,329	2,012,492
KKR & Co. Inc., Class A, NVS	65,818	2,099,594
MarketAxess Holdings Inc.	5,156	1,826,152
Moody’s Corp.	8,602	2,208,908
Morgan Stanley	37,721	1,971,299

46	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
MSCI Inc.	7,718	$2,205,804
Nasdaq Inc.	18,935	2,205,170
Northern Trust Corp.	18,217	1,781,805
Raymond James Financial Inc.	22,168	2,026,820
S&P Global Inc.	7,140	2,097,232
SEI Investments Co.	31,728	2,070,569
State Street Corp.	26,395	1,996,254
T Rowe Price Group Inc.	15,797	2,109,373
TD Ameritrade Holding Corp.	47,846	2,271,728
		54,645,254
Chemicals — 2.8%
Air Products & Chemicals Inc.	7,824	1,867,667
Albemarle Corp.	30,848	2,476,478
Axalta Coating Systems Ltd.(a)	69,296	1,996,418
Celanese Corp.	15,465	1,600,628
CF Industries Holdings Inc.	42,990	1,731,637
Corteva Inc.(a)	73,447	2,124,087
Dow Inc.(a)	34,796	1,603,052
DuPont de Nemours Inc.	26,411	1,351,715
Eastman Chemical Co.	24,944	1,777,759
Ecolab Inc.	9,702	1,902,659
FMC Corp.	20,283	1,938,852
International Flavors & Fragrances Inc.	14,670	1,923,384
Linde PLC	8,692	1,765,606
LyondellBasell Industries NV, Class A	19,869	1,547,000
Mosaic Co. (The)	99,548	1,975,032
PPG Industries Inc.	14,617	1,751,701
RPM International Inc.	26,770	1,910,575
Sherwin-Williams Co. (The)	3,120	1,737,809
Westlake Chemical Corp.	27,672	1,693,526
		34,675,585
Commercial Services & Supplies — 1.0%
Cintas Corp.	7,414	2,068,283
Copart Inc.(a)	22,504	2,283,256
Republic Services Inc.	21,885	2,080,169
Rollins Inc.	52,658	1,998,371
Waste Connections Inc.	21,386	2,059,686
Waste Management Inc.	16,698	2,032,147
		12,521,912
Communications Equipment — 0.8%
Arista Networks Inc.(a)	10,286	2,297,275
Cisco Systems Inc.	39,206	1,802,300
F5 Networks Inc.(a)	13,914	1,699,178
Juniper Networks Inc.	79,712	1,828,593
Motorola Solutions Inc.	11,848	2,097,096
		9,724,442
Construction & Engineering — 0.2%
Jacobs Engineering Group Inc.	20,828	1,927,215
Construction Materials — 0.3%
Martin Marietta Materials Inc.	7,478	1,972,696
Vulcan Materials Co.	13,712	1,942,031
		3,914,727
Consumer Finance — 0.7%
Ally Financial Inc.	64,084	2,052,610
American Express Co.	14,941	1,940,388
Capital One Financial Corp.	19,316	1,927,737
Discover Financial Services	22,535	1,693,055
Security	Shares	Value

Consumer Finance (continued)
Synchrony Financial	52,201	$1,691,834
		9,305,624
Containers & Packaging — 1.2%
Amcor PLC(a)	196,335	2,079,188
Avery Dennison Corp.	14,989	1,967,156
Ball Corp.	29,312	2,115,740
Crown Holdings Inc.(a)	26,913	1,992,369
International Paper Co.	42,628	1,735,812
Packaging Corp. of America	17,648	1,689,796
Sealed Air Corp.	53,165	1,887,358
Westrock Co.	49,279	1,921,881
		15,389,300
Distributors — 0.3%
Genuine Parts Co.	18,871	1,765,760
LKQ Corp.(a)	56,295	1,840,002
		3,605,762
Diversified Financial Services — 0.7%
Berkshire Hathaway Inc., Class B(a)	7,735	1,735,966
Equitable Holdings Inc.	84,603	2,032,164
Jefferies Financial Group Inc.	106,411	2,302,734
Voya Financial Inc.	34,952	2,087,683
		8,158,547
Diversified Telecommunication Services — 0.6%
AT&T Inc.	44,564	1,676,498
CenturyLink Inc.	130,731	1,785,785
Verizon Communications Inc.	29,476	1,752,053
Zayo Group Holdings Inc.(a)	58,821	2,044,030
		7,258,366
Electric Utilities — 2.6%
Alliant Energy Corp.	37,258	2,211,635
American Electric Power Co. Inc.	20,933	2,181,637
Duke Energy Corp.	20,882	2,038,710
Edison International	27,441	2,100,609
Entergy Corp.	16,405	2,157,586
Evergy Inc.	30,394	2,193,231
Eversource Energy	23,718	2,192,492
Exelon Corp.	41,787	1,988,643
FirstEnergy Corp.	41,035	2,084,168
NextEra Energy Inc.	7,907	2,120,657
OGE Energy Corp.	46,126	2,114,877
Pinnacle West Capital Corp.	22,966	2,243,548
PPL Corp.	57,162	2,068,693
Southern Co. (The)	29,701	2,090,950
Xcel Energy Inc.	30,964	2,142,399
		31,929,835
Electrical Equipment — 0.9%
Acuity Brands Inc.	16,139	1,902,304
AMETEK Inc.	19,927	1,935,908
Eaton Corp. PLC.	20,762	1,961,386
Emerson Electric Co.	25,815	1,849,129
Rockwell Automation Inc.	9,734	1,865,618
Sensata Technologies Holding PLC(a)(b)	38,584	1,823,866
		11,338,211
Electronic Equipment, Instruments & Components — 1.9%
Amphenol Corp., Class A	18,837	1,873,716
Arrow Electronics Inc.(a)	25,424	1,930,699
CDW Corp./DE	14,536	1,896,221
Cognex Corp.	39,497	2,013,162

S c h e d u l e o f I n v e s t m e n t s	47

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Corning Inc.	66,216	$1,767,305
Flex Ltd.(a)(b)	170,645	2,243,982
FLIR Systems Inc.	37,909	1,953,830
IPG Photonics Corp.(a)(b)	14,471	1,847,513
Keysight Technologies Inc.(a)	18,088	1,682,003
TE Connectivity Ltd.	20,400	1,880,472
Trimble Inc.(a)	50,789	2,159,548
Zebra Technologies Corp., Class A(a)	8,263	1,975,022
		23,223,473
Energy Equipment & Services — 0.7%
Baker Hughes Co.	89,573	1,940,151
Halliburton Co.	95,560	2,084,164
National Oilwell Varco Inc.(b)	90,344	1,861,990
Schlumberger Ltd.	53,790	1,802,503
TechnipFMC PLC	102,014	1,684,251
		9,373,059
Entertainment — 1.3%
Activision Blizzard Inc.	35,735	2,089,783
Electronic Arts Inc.(a)	19,507	2,105,195
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	46,478	2,174,706
Live Nation Entertainment Inc.(a)	30,285	2,064,226
Netflix Inc.(a)	6,202	2,140,248
Roku Inc.(a)(b)	13,121	1,586,985
Take-Two Interactive Software Inc.(a)	16,020	1,996,733
Walt Disney Co. (The)	11,843	1,638,005
		15,795,881
Equity Real Estate Investment Trusts (REITs) — 6.3%
Alexandria Real Estate Equities Inc.	12,357	2,016,662
American Tower Corp.	8,620	1,997,599
AvalonBay Communities Inc.	8,966	1,942,842
Boston Properties Inc.	13,981	2,004,176
Camden Property Trust	17,826	2,004,177
Crown Castle International Corp.	13,931	2,087,421
Digital Realty Trust Inc.	16,388	2,015,560
Duke Realty Corp.	56,540	2,052,967
Equinix Inc.	3,455	2,037,517
Equity LifeStyle Properties Inc.	28,833	2,097,601
Equity Residential	22,176	1,842,382
Essex Property Trust Inc.	6,159	1,907,812
Extra Space Storage Inc.	18,313	2,026,883
Federal Realty Investment Trust	15,133	1,891,928
Healthpeak Properties Inc.	57,374	2,064,890
Host Hotels & Resorts Inc.	115,918	1,894,100
Invitation Homes Inc.	65,348	2,056,502
Iron Mountain Inc.	60,008	1,896,853
Kimco Realty Corp.	93,242	1,776,260
Liberty Property Trust	33,202	2,080,105
Medical Properties Trust Inc.	100,007	2,215,155
Mid-America Apartment Communities Inc.	14,381	1,973,217
National Retail Properties Inc.	35,604	1,993,824
Omega Healthcare Investors Inc.	47,946	2,011,335
Prologis Inc.	20,883	1,939,613
Public Storage	8,842	1,978,486
Realty Income Corp.	24,861	1,949,351
Regency Centers Corp.	30,114	1,868,273
SBA Communications Corp.	8,169	2,038,656
Simon Property Group Inc.	12,106	1,611,914
SL Green Realty Corp.	23,593	2,171,500
Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Sun Communities Inc.	12,386	$2,008,638
UDR Inc.	40,911	1,960,046
Ventas Inc.	32,765	1,895,783
VEREIT Inc.	210,931	2,058,686
VICI Properties Inc.	80,630	2,160,884
Vornado Realty Trust.	30,127	1,981,453
Welltower Inc.	22,581	1,917,353
Weyerhaeuser Co.	65,932	1,908,731
WP Carey Inc.	23,373	1,966,137
		79,303,272
Food & Staples Retailing — 0.7%
Costco Wholesale Corp.	5,880	1,796,458
Kroger Co. (The)	71,705	1,925,996
Sysco Corp.	23,091	1,896,695
Walgreens Boots Alliance Inc.	30,011	1,526,059
Walmart Inc.	14,379	1,646,252
		8,791,460
Food Products — 2.4%
Archer-Daniels-Midland Co.	44,844	2,007,218
Bunge Ltd.	36,287	1,902,527
Campbell Soup Co.	41,585	2,012,298
Conagra Brands Inc.	68,950	2,269,834
General Mills Inc.	36,055	1,882,792
Hershey Co. (The)	13,055	2,025,744
Hormel Foods Corp.	45,753	2,162,287
Ingredion Inc.	24,551	2,160,488
JM Smucker Co. (The)	18,927	1,961,027
Kellogg Co.	30,136	2,055,577
Kraft Heinz Co. (The)	60,472	1,765,782
Lamb Weston Holdings Inc.	24,333	2,221,846
McCormick & Co. Inc./MD, NVS	11,835	1,933,484
Mondelez International Inc., Class A	34,551	1,982,536
Tyson Foods Inc., Class A	21,002	1,735,395
		30,078,835
Gas Utilities — 0.3%
Atmos Energy Corp.	18,054	2,112,859
UGI Corp.	47,096	1,958,723
		4,071,582
Health Care Equipment & Supplies — 3.7%
Abbott Laboratories	21,212	1,848,414
ABIOMED Inc.(a)	8,980	1,672,884
Align Technology Inc.(a)	7,418	1,907,168
Baxter International Inc.	23,274	2,076,506
Becton Dickinson and Co.	7,390	2,033,580
Boston Scientific Corp.(a)	44,583	1,866,690
Cooper Companies Inc. (The)	6,553	2,273,170
Danaher Corp.	12,857	2,068,306
Dentsply Sirona Inc.	35,217	1,972,152
DexCom Inc.(a)	9,529	2,294,107
Edwards Lifesciences Corp.(a)	7,703	1,693,582
Hologic Inc.(a)	42,243	2,260,845
IDEXX Laboratories Inc.(a)	7,482	2,027,697
Insulet Corp.(a)(b)	11,233	2,179,651
Intuitive Surgical Inc.(a)	3,329	1,863,508
Medtronic PLC	16,284	1,879,825
ResMed Inc.	13,242	2,105,081
Steris PLC	13,466	2,029,192
Stryker Corp.	9,014	1,899,250
Teleflex Inc.	5,691	2,114,263

48	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	15,834	$2,225,785
West Pharmaceutical Services Inc.	13,351	2,082,088
Zimmer Biomet Holdings Inc.	13,108	1,938,673
		46,312,417
Health Care Providers & Services — 2.5%
AmerisourceBergen Corp.	22,642	1,937,250
Anthem Inc.	6,535	1,733,605
Cardinal Health Inc.	35,772	1,831,884
Centene Corp.(a)	57,060	3,583,939
Cigna Corp.(a)	9,659	1,858,198
CVS Health Corp.	24,855	1,685,666
DaVita Inc.(a)	28,897	2,308,003
HCA Healthcare Inc.	13,928	1,933,206
Henry Schein Inc.(a)(b)	29,244	2,016,081
Humana Inc.	5,855	1,968,685
Laboratory Corp. of America Holdings(a)	11,519	2,020,433
McKesson Corp.	13,155	1,876,035
Quest Diagnostics Inc.	19,091	2,112,801
UnitedHealth Group Inc.	6,881	1,874,729
Universal Health Services Inc., Class B(b)	13,920	1,908,571
		30,649,086
Health Care Technology — 0.3%
Cerner Corp.	28,726	2,063,388
Veeva Systems Inc., Class A(a)	12,947	1,898,160
		3,961,548
Hotels, Restaurants & Leisure — 2.6%
Aramark	45,766	2,020,111
Carnival Corp.	43,258	1,883,021
Chipotle Mexican Grill Inc.(a)	2,579	2,235,374
Darden Restaurants Inc.	17,415	2,027,628
Domino's Pizza Inc.	7,110	2,003,242
Hilton Worldwide Holdings Inc.(b)	19,357	2,086,685
Las Vegas Sands Corp.	29,833	1,948,393
Marriott International Inc./MD, Class A	13,904	1,947,394
McDonald's Corp.	9,181	1,964,459
MGM Resorts International	62,979	1,956,128
Norwegian Cruise Line Holdings Ltd.(a)	37,751	2,032,891
Royal Caribbean Cruises Ltd.	16,684	1,953,363
Starbucks Corp.	21,455	1,820,028
Vail Resorts Inc.	8,336	1,954,875
Wynn Resorts Ltd.	16,575	2,091,102
Yum! Brands Inc.	19,353	2,046,967
		31,971,661
Household Durables — 1.4%
DR Horton Inc.	35,781	2,118,235
Garmin Ltd.	20,024	1,941,327
Leggett & Platt Inc.	37,926	1,804,899
Lennar Corp., Class A	32,536	2,159,089
Mohawk Industries Inc.(a)(b)	13,913	1,832,064
Newell Brands Inc.	100,276	1,958,390
NVR Inc.(a)	538	2,053,530
PulteGroup Inc.	50,334	2,247,413
Whirlpool Corp.	13,366	1,953,708
		18,068,655
Household Products — 0.8%
Church & Dwight Co. Inc.	28,513	2,116,235
Clorox Co. (The)	13,232	2,081,526
Colgate-Palmolive Co.	27,706	2,044,149
Kimberly-Clark Corp.	14,123	2,022,978
Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	14,411	$1,795,899
		10,060,787
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp./VA	107,579	2,136,519
NRG Energy Inc.	50,760	1,872,536
Vistra Energy Corp.	74,865	1,685,960
		5,695,015
Industrial Conglomerates — 0.6%
3M Co.	10,571	1,677,195
General Electric Co.	160,801	2,001,972
Honeywell International Inc.	9,991	1,730,641
Roper Technologies Inc.	5,392	2,057,911
		7,467,719
Insurance — 5.0%
Aflac Inc.	34,732	1,791,129
Alleghany Corp.(a)	2,527	2,015,687
Allstate Corp. (The)	17,064	2,022,767
American Financial Group Inc./OH	18,364	1,997,820
American International Group Inc.	34,435	1,730,703
Aon PLC	9,436	2,078,279
Arch Capital Group Ltd.(a)	48,158	2,126,657
Arthur J Gallagher & Co.	21,186	2,173,048
Assurant Inc.	15,228	1,988,168
Athene Holding Ltd., Class A(a)	45,648	1,988,427
Brown & Brown Inc.	52,434	2,354,287
Chubb Ltd.	12,124	1,842,727
Cincinnati Financial Corp.	18,091	1,898,650
Erie Indemnity Co., Class A, NVS	10,802	1,798,533
Everest Re Group Ltd.	7,392	2,044,405
Fidelity National Financial Inc.	41,231	2,010,011
Globe Life Inc.	19,898	2,074,565
Hartford Financial Services Group Inc. (The)	31,315	1,856,353
Lincoln National Corp.	33,620	1,831,618
Loews Corp.	38,950	2,003,978
Markel Corp.(a)	1,729	2,028,065
Marsh & McLennan Companies Inc.	17,700	1,979,922
MetLife Inc.	37,857	1,881,871
Principal Financial Group Inc.	35,744	1,892,645
Progressive Corp. (The)	25,604	2,065,987
Prudential Financial Inc.	20,281	1,846,788
Reinsurance Group of America Inc.	12,016	1,730,905
RenaissanceRe Holdings Ltd.	10,872	2,059,592
Travelers Companies Inc. (The)	14,047	1,848,866
Unum Group	68,260	1,821,859
Willis Towers Watson PLC	10,091	2,132,127
WR Berkley Corp.	28,860	2,122,076
		63,038,515
Interactive Media & Services — 1.5%
Alphabet Inc., Class A(a)	646	925,576
Alphabet Inc., Class C, NVS(a)	676	969,540
Facebook Inc., Class A(a)	8,770	1,770,751
IAC/InterActiveCorp.(a)	8,832	2,151,387
Match Group Inc.(a)(b)	27,924	2,184,215
Pinterest Inc., Class A(a)(b)	101,263	2,230,824
Snap Inc., Class A, NVS(a)	134,267	2,467,827
TripAdvisor Inc.	75,055	2,050,503
Twitter Inc.(a)	66,630	2,164,142
Zillow Group Inc., Class C, NVS(a)(b)	51,687	2,388,456
		19,303,221

S c h e d u l e o f I n v e s t m e n t s	49

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Internet & Direct Marketing Retail — 1.2%
Amazon.com Inc.(a)	950	$1,908,284
Booking Holdings Inc.(a)	979	1,792,108
eBay Inc.	54,267	1,821,201
Expedia Group Inc.	20,552	2,228,864
Grubhub Inc.(a)	54,341	2,942,565
MercadoLibre Inc.(a)(b)	3,568	2,365,584
Wayfair Inc., Class A(a)	24,237	2,271,007
		15,329,613
IT Services — 4.9%
Accenture PLC, Class A	9,202	1,888,342
Akamai Technologies Inc.(a)	23,014	2,148,357
Alliance Data Systems Corp.	19,283	1,982,100
Automatic Data Processing Inc.	10,778	1,847,241
Black Knight Inc.(a)	33,680	2,253,866
Booz Allen Hamilton Holding Corp.	27,178	2,120,971
Broadridge Financial Solutions Inc.	16,479	1,963,473
Cognizant Technology Solutions Corp., Class A	29,988	1,840,663
DXC Technology Co.	55,852	1,780,562
EPAM Systems Inc.(a)	9,567	2,182,615
Fidelity National Information Services Inc.	13,423	1,928,348
Fiserv Inc.(a)(b)	15,996	1,897,286
FleetCor Technologies Inc.(a)	6,558	2,067,278
Gartner Inc.(a)(b)	12,336	1,983,382
Global Payments Inc.	10,461	2,044,603
GoDaddy Inc., Class A(a)	29,095	1,955,475
International Business Machines Corp.	13,411	1,927,563
Jack Henry & Associates Inc.	13,369	1,999,200
Leidos Holdings Inc.	21,877	2,197,982
Mastercard Inc., Class A	6,230	1,968,306
MongoDB Inc.(a)(b)	15,283	2,505,037
Okta Inc.(a)(b)	17,008	2,177,874
Paychex Inc.	22,482	1,928,281
PayPal Holdings Inc.(a)	17,281	1,968,133
Sabre Corp.	90,914	1,958,288
Square Inc., Class A(a)	30,280	2,261,613
Twilio Inc., Class A(a)(b)	20,058	2,494,012
VeriSign Inc.(a)	10,254	2,134,268
Visa Inc., Class A	9,591	1,908,321
Western Union Co. (The)	74,719	2,009,941
		61,323,381
Leisure Products — 0.3%
Hasbro Inc.	20,655	2,104,125
Polaris Inc.	20,115	1,847,361
		3,951,486
Life Sciences Tools & Services — 1.3%
Agilent Technologies Inc.	25,066	2,069,449
Bio-Rad Laboratories Inc., Class A(a)	5,615	2,026,566
Illumina Inc.(a)	6,261	1,816,128
IQVIA Holdings Inc.(a)	13,137	2,039,519
Mettler-Toledo International Inc.(a)	2,738	2,073,159
PerkinElmer Inc.	22,651	2,094,765
Thermo Fisher Scientific Inc.	5,996	1,877,887
Waters Corp.(a)	9,217	2,062,672
		16,060,145
Machinery — 2.8%
Caterpillar Inc.	12,768	1,677,077
Cummins Inc.	10,566	1,690,243
Deere & Co.	10,599	1,680,789
Dover Corp.	18,018	2,051,349
Security	Shares	Value

Machinery (continued)
Flowserve Corp.	41,673	$1,945,296
Fortive Corp.	27,033	2,025,583
IDEX Corp.	12,213	2,001,100
Illinois Tool Works Inc.	10,704	1,872,986
Ingersoll-Rand PLC	14,909	1,986,326
Middleby Corp. (The)(a)	17,082	1,915,917
PACCAR Inc.	24,043	1,784,231
Parker-Hannifin Corp.	9,830	1,923,633
Pentair PLC	47,069	2,020,672
Snap-on Inc.	12,155	1,940,303
Stanley Black & Decker Inc.	12,353	1,968,203
WABCO Holdings Inc.(a)	15,030	2,038,820
Westinghouse Air Brake Technologies Corp.(b)	25,006	1,846,943
Xylem Inc./NY	25,646	2,094,252
		34,463,723
Media — 2.3%
Altice USA Inc., Class A(a)	72,803	1,991,890
Charter Communications Inc., Class A(a)	3,781	1,956,516
Comcast Corp., Class A	38,781	1,674,951
Discovery Inc., Class A(a)(b)	20,390	596,611
Discovery Inc., Class C, NVS(a)	48,061	1,334,654
DISH Network Corp., Class A(a)(b)	54,465	2,002,133
Fox Corp., Class A, NVS	38,052	1,410,968
Fox Corp., Class B(a)	18,679	678,608
Interpublic Group of Companies Inc. (The)	90,094	2,045,134
Liberty Broadband Corp., Class C, NVS(a)	16,162	2,148,415
Liberty Global PLC, Class A(a)(b)	24,871	510,353
Liberty Global PLC, Class C, NVS(a)	63,539	1,237,740
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	14,447	701,691
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	26,856	1,316,481
News Corp., Class A, NVS	156,373	2,129,800
Omnicom Group Inc.	24,754	1,864,224
Sirius XM Holdings Inc.(b)	271,551	1,919,866
ViacomCBS Inc., Class B, NVS.	105,313	3,594,333
		29,114,368
Metals & Mining — 0.6%
Freeport-McMoRan Inc.	180,541	2,004,005
Newmont Corp.	50,506	2,275,800
Nucor Corp.	35,772	1,698,812
Steel Dynamics Inc.	64,679	1,932,609
		7,911,226
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	115,442	2,146,067
Annaly Capital Management Inc.	215,474	2,103,026
		4,249,093
Multi-Utilities — 1.6%
Ameren Corp.	25,372	2,081,773
CenterPoint Energy Inc.	73,213	1,938,680
CMS Energy Corp.	32,115	2,200,199
Consolidated Edison Inc.	21,845	2,053,430
Dominion Energy Inc.	22,586	1,936,749
DTE Energy Co.	15,547	2,061,688
NiSource Inc.	75,488	2,212,553
Public Service Enterprise Group Inc.	31,353	1,856,098
Sempra Energy	12,922	2,075,790
WEC Energy Group Inc.	21,715	2,169,111
		20,586,071
Multiline Retail — 0.7%
Dollar General Corp.	11,759	1,803,948

50	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail (continued)
Dollar Tree Inc.(a)	17,601	$1,532,519
Kohl's Corp.	34,596	1,478,979
Nordstrom Inc.	53,939	1,988,192
Target Corp.	16,653	1,844,153
		8,647,791
Oil, Gas & Consumable Fuels — 3.5%
Apache Corp.	85,539	2,347,190
Cabot Oil & Gas Corp.	113,052	1,592,903
Cheniere Energy Inc.(a)	31,846	1,886,557
Chevron Corp.	14,406	1,543,459
Concho Resources Inc.	27,386	2,075,311
ConocoPhillips	32,131	1,909,545
Continental Resources Inc./OK	64,511	1,755,989
Devon Energy Corp.	91,776	1,993,375
Diamondback Energy Inc.	25,865	1,924,356
EOG Resources Inc.	25,922	1,889,973
Exxon Mobil Corp.	25,327	1,573,313
Hess Corp.	28,473	1,610,718
HollyFrontier Corp.	37,112	1,667,071
Kinder Morgan Inc./DE	92,215	1,924,527
Marathon Oil Corp.	167,930	1,909,364
Marathon Petroleum Corp.	29,246	1,593,907
Noble Energy Inc.	92,731	1,833,292
Occidental Petroleum Corp.	50,101	1,990,012
ONEOK Inc.	27,134	2,031,523
Phillips 66	15,498	1,416,052
Pioneer Natural Resources Co.	14,481	1,954,935
Targa Resources Corp.	52,739	1,924,973
Valero Energy Corp.	18,670	1,574,068
Williams Companies Inc. (The)	87,065	1,801,375
		43,723,788
Personal Products — 0.3%
Coty Inc., Class A	163,118	1,673,591
Estee Lauder Companies Inc. (The), Class A	9,646	1,882,513
		3,556,104
Pharmaceuticals — 1.9%
Allergan PLC	10,103	1,885,624
Bristol-Myers Squibb Co.	47,489	2,989,433
Elanco Animal Health Inc.(a)	78,898	2,437,948
Eli Lilly & Co.	16,166	2,257,420
Jazz Pharmaceuticals PLC(a)(b)	15,051	2,157,561
Johnson & Johnson	13,206	1,965,977
Merck & Co. Inc.	20,849	1,781,339
Mylan NV(a)	116,032	2,485,405
Perrigo Co. PLC	42,136	2,403,437
Pfizer Inc.	47,991	1,787,185
Zoetis Inc.	16,009	2,148,568
		24,299,897
Professional Services — 1.3%
CoStar Group Inc.(a)	3,407	2,224,737
Equifax Inc.	14,187	2,126,631
IHS Markit Ltd.(a)	26,600	2,097,676
ManpowerGroup Inc.	21,916	2,005,095
Nielsen Holdings PLC	98,410	2,007,564
Robert Half International Inc.	35,033	2,037,870
TransUnion	22,935	2,103,139
Verisk Analytics Inc.	13,629	2,214,304
		16,817,016
Security	Shares	Value

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	35,015	$2,137,666
Jones Lang LaSalle Inc.(b)	12,355	2,098,126
		4,235,792
Road & Rail — 1.5%
AMERCO	5,397	2,003,744
CSX Corp.	25,668	1,959,495
JB Hunt Transport Services Inc.	16,978	1,832,436
Kansas City Southern	12,721	2,145,906
Knight-Swift Transportation Holdings Inc.(b)	53,614	1,988,007
Norfolk Southern Corp.	9,733	2,026,508
Old Dominion Freight Line Inc.	10,023	1,966,813
Uber Technologies Inc.(a)	71,941	2,610,739
Union Pacific Corp.	10,279	1,844,258
		18,377,906
Semiconductors & Semiconductor Equipment — 3.0%
Advanced Micro Devices Inc.(a)	48,845	2,295,715
Analog Devices Inc.	16,546	1,815,924
Applied Materials Inc.	32,556	1,887,922
Broadcom Inc.	5,825	1,777,557
Intel Corp.	30,132	1,926,339
KLA Corp.	10,797	1,789,495
Lam Research Corp.	6,833	2,037,669
Marvell Technology Group Ltd.	72,153	1,734,558
Maxim Integrated Products Inc.	33,814	2,032,898
Microchip Technology Inc.	20,594	2,007,503
Micron Technology Inc.(a)	39,637	2,104,328
NVIDIA Corp.	8,522	2,014,856
ON Semiconductor Corp.(a)(b)	93,343	2,160,890
Qorvo Inc.(a)	19,006	2,011,975
QUALCOMM Inc.	20,008	1,706,883
Skyworks Solutions Inc.	19,634	2,221,587
Teradyne Inc.	30,247	1,996,000
Texas Instruments Inc.	15,396	1,857,527
Xilinx Inc.	20,640	1,743,667
		37,123,293
Software — 4.4%
Adobe Inc.(a)	6,093	2,139,496
ANSYS Inc.(a)	8,456	2,319,734
Autodesk Inc.(a)	11,914	2,345,271
Cadence Design Systems Inc.(a)	28,788	2,075,903
CDK Global Inc.	39,398	2,114,885
Citrix Systems Inc.	17,639	2,138,200
DocuSign Inc.(a)(b)	29,134	2,287,310
Dropbox Inc., Class A(a)	106,777	1,817,345
Fortinet Inc.(a)	19,382	2,235,908
Guidewire Software Inc.(a)(b)	17,017	1,914,412
Intuit Inc.	6,937	1,944,996
Microsoft Corp.	11,202	1,906,916
NortonLifeLock Inc.	79,635	2,263,227
Oracle Corp.	31,485	1,651,388
Palo Alto Networks Inc.(a)	7,841	1,840,910
Paycom Software Inc.(a)(b)	8,549	2,719,950
PTC Inc.(a)(b)	27,245	2,264,604
RingCentral Inc., Class A(a)	11,568	2,378,149
salesforce.com Inc.(a)	10,932	1,993,013
ServiceNow Inc.(a)	7,342	2,483,285
Splunk Inc.(a)	16,580	2,574,211
SS&C Technologies Holdings Inc.	33,609	2,117,703
Synopsys Inc.(a)	13,996	2,064,550

S c h e d u l e o f I n v e s t m e n t s	51

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Tyler Technologies Inc.(a)	7,036	$2,277,412
VMware Inc., Class A(a)(b)	11,046	1,635,471
Workday Inc., Class A(a)	11,429	2,110,136
		55,614,385
Specialty Retail — 2.1%
Advance Auto Parts Inc.	12,625	1,663,344
AutoZone Inc.(a)	1,639	1,733,996
Best Buy Co. Inc.	25,601	2,168,149
Burlington Stores Inc.(a)	9,687	2,106,632
CarMax Inc.(a)	20,145	1,954,871
Gap Inc. (The)	118,576	2,064,408
Home Depot Inc. (The)	7,398	1,687,484
Lowe's Companies Inc.	15,970	1,856,353
O'Reilly Automotive Inc.(a)	4,282	1,738,920
Ross Stores Inc.	16,718	1,875,592
Tiffany & Co.	15,895	2,130,248
TJX Companies Inc. (The)	31,075	1,834,668
Tractor Supply Co.	20,236	1,880,936
Ulta Salon Cosmetics & Fragrance Inc.(a)	8,078	2,164,177
		26,859,778
Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	6,272	1,941,247
Dell Technologies Inc., Class C(a)	34,220	1,668,909
Hewlett Packard Enterprise Co.	113,411	1,579,815
HP Inc.	94,390	2,012,395
NetApp Inc.	31,596	1,687,227
Seagate Technology PLC	33,487	1,908,424
Western Digital Corp.	38,908	2,548,474
Xerox Holdings Corp.(a)	52,155	1,855,153
		15,201,644
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	56,905	1,704,874
Hanesbrands Inc.	133,572	1,837,951
Lululemon Athletica Inc.(a)	8,951	2,142,780
NIKE Inc., Class B	19,647	1,892,006
PVH Corp.	20,554	1,791,692
Ralph Lauren Corp.	17,962	2,038,687
Tapestry Inc.	77,356	1,993,464
Under Armour Inc., Class A(a)(b)	60,973	1,230,435
Under Armour Inc., Class C, NVS(a)(b)	62,336	1,119,555
VF Corp.	21,983	1,823,929
		17,575,373
Tobacco — 0.3%
Altria Group Inc.	39,109	1,858,851
Security	Shares	Value

Tobacco (continued)
Philip Morris International Inc.	21,440	$1,773,088
		3,631,939
Trading Companies & Distributors — 0.6%
Fastenal Co.	53,444	1,864,127
HD Supply Holdings Inc.(a)	50,160	2,043,518
United Rentals Inc.(a)	13,050	1,770,755
WW Grainger Inc.	6,026	1,823,889
		7,502,289
Water Utilities — 0.4%
American Water Works Co. Inc.	16,394	2,232,863
Essential Utilities Inc.	46,122	2,395,576
		4,628,439
Wireless Telecommunication Services — 0.3%
Sprint Corp.(a)(b)	325,663	1,423,147
T-Mobile U.S. Inc.(a)	23,937	1,895,571
		3,318,718
Total Common Stocks — 99.8%
(Cost: $1,249,106,095)		1,248,776,635

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	44,809,901	44,836,787
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,385,000	1,385,000
		46,221,787
Total Short-Term Investments — 3.7%
(Cost: $46,210,783)		46,221,787
Total Investments in Securities — 103.5%
(Cost: $1,295,316,878)		1,294,998,422
Other Assets, Less Liabilities — (3.5)%		(43,950,935)
Net Assets — 100.0%		$1,251,047,487

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

52	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,579,033	33,230,868	(b)	—	44,809,901	$44,836,787	$69,206	(c)	$(133)	$7,940
BlackRock Cash Funds: Treasury, SL Agency Shares	605,000	780,000	(b)	—	1,385,000	1,385,000	13,530		—	—
BlackRock Inc.	1,213	4,123		(1,571)	3,765	1,985,473	19,275		95,988	133,161
						$48,207,260	$102,011		$95,855	$141,101

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Net of purchases and sales.

(c)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	13	03/20/20	$484	$(626)
S&P 500 E-Mini	7	03/20/20	1,128	(6,310)
S&P MidCap 400 E-Mini	2	03/20/20	401	(7,802)
				$(14,738)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,738

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss)

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$243,939
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(28,465)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$944,485

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund's policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S c h e d u l e o f I n v e s t m e n t s	53

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Size Factor ETF
January 31, 2020

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$1,248,776,635	$—	$—	$1,248,776,635
Money Market Funds	46,221,787	—	—	46,221,787
	$1,294,998,422	$—	$—	$1,294,998,422
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,738)	$—	$—	$(14,738)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

54	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited)	iShares® Edge MSCI USA Value Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Spirit AeroSystems Holdings Inc., Class A(a)	96,912	$6,330,292
Textron Inc.	156,141	7,171,556
		13,501,848

Air Freight & Logistics — 1.1%
FedEx Corp.	358,036	51,786,327

Airlines — 1.7%
American Airlines Group Inc.	304,173	8,164,003
Delta Air Lines Inc.	528,438	29,455,134
Southwest Airlines Co.	367,515	20,205,975
United Airlines Holdings Inc.(b)	235,315	17,601,562
		75,426,674

Auto Components — 0.5%
BorgWarner Inc.	275,720	9,454,439
Lear Corp.	122,074	15,037,075
		24,491,514

Automobiles — 3.7%
Ford Motor Co.	7,952,042	70,137,011
General Motors Co.	2,922,898	97,595,564
		167,732,575

Banks — 6.4%
Bank of America Corp.	4,447,111	145,998,654
Citigroup Inc.	1,685,215	125,396,848
Citizens Financial Group Inc.	348,899	13,006,955
Regions Financial Corp.	482,081	7,506,001
		291,908,458

Beverages — 0.5%
Molson Coors Beverage Co., Class B	439,681	24,437,470

Biotechnology — 2.3%
Biogen Inc.(a)(b)	126,337	33,965,702
Gilead Sciences Inc.	1,083,809	68,496,729
		102,462,431

Building Products — 1.1%
Johnson Controls International PLC	875,777	34,549,403
Owens Corning	246,766	14,926,875
		49,476,278

Capital Markets — 2.3%
Goldman Sachs Group Inc. (The)	246,315	58,561,391
Invesco Ltd.	324,225	5,609,092
Morgan Stanley	746,164	38,994,531
		103,165,014

Chemicals — 1.4%
Albemarle Corp.	38,605	3,099,209
Corteva Inc.(b)	292,868	8,469,743
Dow Inc.(b)	269,570	12,419,090
Eastman Chemical Co.	112,038	7,984,948
LyondellBasell Industries NV, Class A	260,355	20,271,240
Mosaic Co. (The)	392,546	7,788,113
Westlake Chemical Corp.	31,182	1,908,338
		61,940,681

Communications Equipment — 0.3%
Juniper Networks Inc.	524,100	12,022,854

Consumer Finance — 1.1%
Ally Financial Inc.	347,296	11,123,891
Security	Shares	Value

Consumer Finance (continued)
Capital One Financial Corp.	382,226	$38,146,155
		49,270,046

Containers & Packaging — 0.5%
International Paper Co.	263,896	10,745,845
Westrock Co.	312,004	12,168,156
		22,914,001

Diversified Financial Services — 0.4%
Equitable Holdings Inc.	385,790	9,266,676
Jefferies Financial Group Inc.	221,560	4,794,558
Voya Financial Inc.	94,801	5,662,464
		19,723,698

Diversified Telecommunication Services — 8.6%
AT&T Inc.	9,793,275	368,423,006
CenturyLink Inc.	1,583,058	21,624,572
		390,047,578

Electric Utilities — 3.0%
Duke Energy Corp.	358,726	35,022,419
Edison International	258,955	19,823,005
Evergy Inc.	106,085	7,655,094
Exelon Corp.	1,183,336	56,314,960
PPL Corp.	429,110	15,529,491
		134,344,969

Electrical Equipment — 1.2%
Acuity Brands Inc.(a)	25,754	3,035,624
Eaton Corp. PLC	523,334	49,439,363
		52,474,987

Electronic Equipment, Instruments & Components — 0.8%
Arrow Electronics Inc.(b)	135,485	10,288,731
Corning Inc.	1,010,366	26,966,668
		37,255,399

Energy Equipment & Services — 0.9%
Baker Hughes Co.	1,890,232	40,942,425

Equity Real Estate Investment Trusts (REITs) — 1.7%
Host Hotels & Resorts Inc.	4,166,536	68,081,198
Kimco Realty Corp.	537,213	10,233,908
		78,315,106

Food & Staples Retailing — 2.5%
Kroger Co. (The)	1,389,116	37,311,656
Walgreens Boots Alliance Inc.	1,535,262	78,068,073
		115,379,729

Food Products — 2.5%
Conagra Brands Inc.	247,064	8,133,347
Ingredion Inc.	99,974	8,797,712
JM Smucker Co. (The)	181,749	18,831,014
Kraft Heinz Co. (The)	1,232,848	35,999,161
Tyson Foods Inc., Class A	525,511	43,422,974
		115,184,208

Gas Utilities — 0.1%
UGI Corp.	72,793	3,027,461

Health Care Providers & Services — 5.8%
AmerisourceBergen Corp.	90,918	7,778,944
Anthem Inc.	154,306	40,934,296
Cardinal Health Inc.	287,829	14,739,723
Centene Corp.(b)	291,973	18,338,824
Cigna Corp.(b)	293,928	56,545,869
CVS Health Corp.	1,195,870	81,103,903

S c h e d u l e o f I n v e s t m e n t s	55

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Value Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
DaVita Inc.(b)	80,169	$6,403,098
McKesson Corp.	187,355	26,718,696
Universal Health Services Inc., Class B	61,843	8,479,294
		261,042,647

Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	593,880	25,851,596
Norwegian Cruise Line Holdings Ltd.(b)	259,131	13,954,204
Royal Caribbean Cruises Ltd.	150,721	17,646,415
		57,452,215

Household Durables — 1.9%
DR Horton Inc.	257,747	15,258,622
Lennar Corp., Class A	384,301	25,502,214
Mohawk Industries Inc.(a)(b)	66,189	8,715,768
Newell Brands Inc.	513,580	10,030,217
PulteGroup Inc.	319,949	14,285,723
Whirlpool Corp.	76,411	11,168,996
		84,961,540

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	420,389	8,348,926
Vistra Energy Corp.	362,123	8,155,010
		16,503,936

Insurance — 2.7%
American International Group Inc.	655,612	32,951,059
Athene Holding Ltd., Class A(a)(b)	157,077	6,842,274
Lincoln National Corp.	200,622	10,929,887
Loews Corp.	155,756	8,013,646
MetLife Inc.	597,035	29,678,610
Prudential Financial Inc.	298,907	27,218,471
Unum Group	219,127	5,848,500
		121,482,447

IT Services — 4.4%
Alliance Data Systems Corp.	90,446	9,296,944
DXC Technology Co.	601,375	19,171,835
International Business Machines Corp.	1,183,764	170,142,400
		198,611,179

Machinery — 2.1%
Cummins Inc.	250,745	40,111,678
PACCAR Inc.	554,711	41,165,103
Westinghouse Air Brake Technologies Corp.	167,644	12,382,186
		93,658,967

Media — 1.5%
Discovery Inc., Class A(a)(b)	230,270	6,737,700
Discovery Inc., Class C, NVS(b)	531,206	14,751,591
DISH Network Corp., Class A(a)(b)	193,528	7,114,089
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	73,325	3,561,395
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	137,568	6,743,583
News Corp., Class A, NVS	579,162	7,888,187
ViacomCBS Inc., Class B, NVS	606,629	20,704,248
		67,500,793

Metals & Mining — 0.6%
Freeport-McMoRan Inc.	975,831	10,831,724
Nucor Corp.	235,613	11,189,261
Steel Dynamics Inc.	224,188	6,698,738
		28,719,723

Mortgage Real Estate Investment — 0.4%
AGNC Investment Corp.	389,303	7,237,143
Security	Shares	Value

Mortgage Real Estate Investment (continued)
Annaly Capital Management Inc.	980,091	$9,565,688
		16,802,831

Multi-Utilities — 0.1%
CenterPoint Energy Inc.	215,793	5,714,199

Multiline Retail — 1.5%
Kohl’s Corp.	265,870	11,365,942
Nordstrom Inc.	122,467	4,514,134
Target Corp.	488,565	54,103,688
		69,983,764

Oil, Gas & Consumable Fuels — 3.0%
Concho Resources Inc.	241,364	18,290,564
Devon Energy Corp.	817,254	17,750,757
HollyFrontier Corp.	321,023	14,420,353
Marathon Oil Corp.	1,738,029	19,761,390
Marathon Petroleum Corp.	1,200,044	65,402,398
		135,625,462

Personal Products — 0.1%
Coty Inc., Class A	513,676	5,270,316

Pharmaceuticals — 4.8%
Allergan PLC	402,858	75,189,417
Jazz Pharmaceuticals PLC(a)(b)	51,986	7,452,193
Mylan NV(b).	744,301	15,942,927
Perrigo Co. PLC	112,018	6,389,507
Pfizer Inc.	2,957,173	110,125,123
		215,099,167

Professional Services — 0.3%
ManpowerGroup Inc.	114,378	10,464,443
Nielsen Holdings PLC	204,166	4,164,987
		14,629,430

Real Estate Management & Development — 1.6%
CBRE Group Inc., Class A(a)(b)	666,835	40,710,277
Jones Lang LaSalle Inc.	198,484	33,706,553
		74,416,830

Road & Rail — 0.4%
AMERCO	12,614	4,683,200
Knight-Swift Transportation Holdings Inc.(a)	324,097	12,017,517
		16,700,717

Semiconductors & Semiconductor Equipment — 15.4%
Applied Materials Inc.	720,307	41,770,603
Intel Corp.	6,437,648	411,558,837
Lam Research Corp.	172,483	51,436,155
Micron Technology Inc.(b)	2,955,064	156,884,348
ON Semiconductor Corp.(a)(b)	634,704	14,693,398
Qorvo Inc.(b)	171,198	18,123,020
		694,466,361

Software — 0.2%
NortonLifeLock Inc.	336,883	9,574,215

Specialty Retail — 0.4%
Best Buy Co. Inc.	119,780	10,144,168
Gap Inc. (The)	354,271	6,167,858
		16,312,026

Technology Hardware, Storage & Peripherals — 3.7%
Dell Technologies Inc., Class C(b)	89,950	4,386,862
Hewlett Packard Enterprise Co.	3,259,924	45,410,741
HP Inc.	1,985,202	42,324,507
Seagate Technology PLC	362,735	20,672,268

56	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Value Factor ETF
January 31, 2020	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.	603,487	$39,528,398
Xerox Holdings Corp.(b)	412,620	14,676,893
		166,999,669

Textiles, Apparel & Luxury Goods — 0.4%
Capri Holdings Ltd.(a)(b)	210,887	6,318,174
PVH Corp.	53,676	4,678,937
Ralph Lauren Corp.	49,776	5,649,576
Tapestry Inc.	145,874	3,759,173
		20,405,860

Tobacco — 0.9%
Altria Group Inc.	863,565	41,045,244

Trading Companies & Distributors — 0.7%
United Rentals Inc.(b)	234,415	31,807,771

Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	962,053	4,204,172

Total Common Stocks — 99.6%
(Cost: $4,384,658,857)		4,506,223,212

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	24,578,229	24,592,976
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	5,995,000	$5,995,000
		30,587,976

Total Short-Term Investments — 0.7%
(Cost: $30,579,692)		30,587,976

Total Investments in Securities — 100.3%
(Cost: $4,415,238,549)		4,536,811,188

Other Assets, Less Liabilities — (0.3)%		(14,626,871)

Net Assets — 100.0%		$4,522,184,317

(a)	All or a portion of this security is on loan.

(b)	Non-income producing security.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	38,724,850	(14,146,621)	24,578,229	$24,592,976	$87,540	(b)	$291		$2,627
BlackRock Cash Funds: Treasury, SL Agency Shares	9,764,000	(3,769,000)	5,995,000	5,995,000	64,628		—		—
				$30,587,976	$152,168		$291		$2,627

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	77	03/20/20	$6,216	$(186,314)
S&P 500 E-Mini	58	03/20/20	9,350	(61,764)
				$(248,078)

S c h e d u l e o f I n v e s t m e n t s	57

Schedule of Investments (unaudited) (continued)	iShares® Edge MSCI USA Value Factor ETF
January 31, 2020

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$248,078

(a)	Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,435,696

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(273,149)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,038,610

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,506,223,212	$—	$—	$4,506,223,212
Money Market Funds	30,587,976	—	—	30,587,976
	$4,536,811,188	$—	$—	$4,536,811,188
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(248,078)	$—	$—	$(248,078)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

58	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Assets and Liabilities (unaudited)

January 31, 2020

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF	iShares Edge MSCI Intl Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$217,177,106	$1,199,645,128	$16,445,293	$414,162,825
Affiliated(c)	54,000	5,042,829	177,077	146,966
Cash	706	759	557	424
Foreign currency, at value(d)	488,118	1,168,897	22,061	837,203
Foreign currency collateral pledged:
Futures contracts	45,397	146,268	3,325	71,816
Receivables:
Securities lending income — Affiliated	99	8,106	1,203	2,764
Capital shares sold	—	49,416	—	—
Dividends	111,617	623,077	15,820	602,350
Tax reclaims	177,012	678,623	383	97,029
Total assets	218,054,055	1,207,363,103	16,665,719	415,921,377

LIABILITIES
Collateral on securities loaned, at value	—	4,691,368	173,040	30,608
Payables:
Variation margin on futures contracts	9,282	28,140	448	18,595
Investment advisory fees	55,571	302,417	4,289	106,974
Total liabilities	64,853	5,021,925	177,777	156,177

NET ASSETS	$217,989,202	$1,202,341,178	$16,487,942	$415,765,200

NET ASSETS CONSIST OF:
Paid-in capital	$209,313,211	$1,083,558,896	$16,358,721	$431,838,397
Accumulated earnings (loss)	8,675,991	118,782,282	129,221	(16,073,197)
NET ASSETS	$217,989,202	$1,202,341,178	$16,487,942	$415,765,200

Shares outstanding	6,900,000	37,800,000	600,000	17,700,000
Net asset value	$31.59	$31.81	$27.48	$23.49
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$—	$4,441,373	$164,150	$29,157
(b) Investments, at cost — Unaffiliated	$188,600,672	$1,079,456,660	$16,055,258	$423,047,627
(c) Investments, at cost — Affiliated	$54,000	$5,042,231	$177,046	$146,960
(d) Foreign currency, at cost	$488,900	$1,171,051	$22,154	$833,033

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	59

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2020

	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,937,466,229	$16,663,797,669	$1,246,791,162	$4,506,223,212
Affiliated(c)	167,037,485	385,199,275	48,207,260	30,587,976
Cash	142,850	180,645	957,012	4,097,681
Cash pledged:
Futures contracts	1,203,000	1,187,000	88,000	645,000
Receivables:
Securities lending income — Affiliated	39,012	12,311	22,240	12,870
Capital shares sold	20,177	40,469	—	—
Dividends	11,164,156	10,880,067	51,322	6,197,594
Total assets	10,117,072,909	17,061,297,436	1,296,116,996	4,547,764,333

LIABILITIES
Collateral on securities loaned, at value	149,518,221	27,607,863	44,826,226	24,585,511
Payables:
Variation margin on futures contracts	538,761	584,709	37,405	306,418
Capital shares redeemed	40,355	—	19,107	88,771
Investment advisory fees	1,239,667	2,166,780	186,771	599,316
Total liabilities	151,337,004	30,359,352	45,069,509	25,580,016

NET ASSETS	$9,965,735,905	$17,030,938,084	$1,251,047,487	$4,522,184,317

NET ASSETS CONSIST OF:
Paid-in capital	$8,752,978,264	$15,272,588,141	$1,203,411,060	$4,564,526,100
Accumulated earnings (loss)	1,212,757,641	1,758,349,943	47,636,427	(42,341,783)
NET ASSETS	$9,965,735,905	$17,030,938,084	$1,251,047,487	$4,522,184,317

Shares outstanding	76,500,000	169,700,000	13,000,000	52,350,000
Net asset value	$130.27	$100.36	$96.23	$86.38
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None

(a) Securities loaned, at value	$146,962,353	$26,710,491	$43,118,774	$23,243,466
(b) Investments, at cost — Unaffiliated	$8,844,447,669	$14,938,348,271	$1,247,253,388	$4,384,658,857
(c) Investments, at cost — Affiliated	$167,007,551	$333,870,186	$48,063,490	$30,579,692

See notes to financial statements.

60	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Operations (unaudited)

Six Months Ended January 31, 2020

	iShares Edge MSCI Intl Momentum Factor ETF	iShares Edge MSCI Intl Quality Factor ETF	iShares Edge MSCI Intl Size Factor ETF	iShares Edge MSCI Intl Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,318,700	$9,759,365	$85,978	$4,904,915
Dividends — Affiliated	578	4,110	20	1,843
Non-cash dividends — Unaffiliated	70,745	—	—	—
Securities lending income — Affiliated — net	21,404	58,879	3,187	38,523
Foreign taxes withheld	(121,793)	(695,030)	(8,828)	(366,521)
Total investment income	1,289,634	9,127,324	80,357	4,578,760

EXPENSES
Investment advisory fees	294,776	1,475,241	15,148	541,335
Total expenses	294,776	1,475,241	15,148	541,335
Net investment income	994,858	7,652,083	65,209	4,037,425

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(168,631)	(5,181,207)	(58,857)	(1,460,769)
Investments — Affiliated	4	(1,137)	10	342
In-kind redemptions — Unaffiliated	—	14,943,132	—	3,310,745
Futures contracts	23,552	580,373	1,586	297,344
Foreign currency transactions	5,159	40,219	(298)	(3,800)
Net realized gain (loss)	(139,916)	10,381,380	(57,559)	2,143,862
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	15,490,900	57,146,379	456,799	10,923,027
Investments — Affiliated	(113)	598	10	(56)
Futures contracts	(22,572)	(68,802)	(922)	(51,123)
Foreign currency translations	5,042	33,702	23	24,609
Net change in unrealized appreciation (depreciation)	15,473,257	57,111,877	455,910	10,896,457
Net realized and unrealized gain	15,333,341	67,493,257	398,351	13,040,319
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,328,199	$75,145,340	$463,560	$17,077,744

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	61

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2020

	iShares Edge MSCI USA Momentum Factor ETF	iShares Edge MSCI USA Quality Factor ETF	iShares Edge MSCI USA Size Factor ETF	iShares Edge MSCI USA Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$75,009,161	$133,332,440	$8,280,864	$61,955,837
Dividends — Affiliated	159,869	3,803,280	32,805	64,628
Interest — Unaffiliated	8,847	—	537	4,811
Securities lending income — Affiliated — net	507,295	87,617	69,206	87,540
Foreign taxes withheld	(24,555)	—	(335)	—
Total investment income	75,660,617	137,223,337	8,383,077	62,112,816

EXPENSES
Investment advisory fees	7,329,195	10,367,951	634,722	2,987,207
Total expenses	7,329,195	10,367,951	634,722	2,987,207
Net investment income	68,331,422	126,855,386	7,748,355	59,125,609

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	18,217,777	(43,472,516)	(6,525,796)	(22,671,573)
Investments — Affiliated	(4,184)	(137,727)	(3,726)	291
In-kind redemptions — Unaffiliated	704,641,520	451,838,175	62,729,877	32,934,659
In-kind redemptions — Affiliated	—	2,475,616	99,581	—
Futures contracts	1,875,688	5,043,309	243,939	1,435,696
Foreign currency transactions	(29)	—	—	—
Net realized gain	724,730,772	415,746,857	56,543,875	11,699,073
Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(28,671,777)	697,351,531	(5,245,680)	147,061,383
Investments — Affiliated	20,258	36,930,237	141,101	2,627
Futures contracts	121,318	(769,248)	(28,465)	(273,149)
Net change in unrealized appreciation (depreciation)	(28,530,201)	733,512,520	(5,133,044)	146,790,861
Net realized and unrealized gain	696,200,571	1,149,259,377	51,410,831	158,489,934
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$764,531,993	$1,276,114,763	$59,159,186	$217,615,543

See notes to financial statements.

62	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets

	iShares Edge MSCI Intl Momentum Factor ETF		iShares Edge MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$994,858	$3,469,230	$7,652,083	$14,279,321
Net realized gain (loss)	(139,916)	(12,685,257)	10,381,380	(6,672,473)
Net change in unrealized appreciation (depreciation)	15,473,257	8,224,343	57,111,877	59,258,311
Net increase (decrease) in net assets resulting from operations	16,328,199	(991,684)	75,145,340	66,865,159

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,413,334)	(3,408,561)	(9,008,917)	(13,555,098)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	38,185,899	28,267,760	313,964,573	674,146,312

NET ASSETS
Total increase in net assets	53,100,764	23,867,515	380,100,996	727,456,373
Beginning of period	164,888,438	141,020,923	822,240,182	94,783,809
End of period	$217,989,202	$164,888,438	$1,202,341,178	$822,240,182

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	63

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI Intl Size Factor ETF		iShares Edge MSCI Intl Value Factor ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$65,209	$144,589	$4,037,425	$10,461,165
Net realized gain (loss)	(57,559)	(70,605)	2,143,862	(131,653)
Net change in unrealized appreciation (depreciation)	455,910	(243,889)	10,896,457	(33,177,597)
Net increase (decrease) in net assets resulting from operations	463,560	(169,905)	17,077,744	(22,848,085)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(100,609)	(145,264)	(5,973,086)	(10,389,052)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	10,923,272	—	90,438,954	113,825,627

NET ASSETS
Total increase (decrease) in net assets	11,286,223	(315,169)	101,543,612	80,588,490
Beginning of period	5,201,719	5,516,888	314,221,588	233,633,098
End of period	$16,487,942	$5,201,719	$415,765,200	$314,221,588

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI USA Momentum Factor ETF		iShares Edge MSCI USA Quality Factor ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$68,331,422	$136,492,627	$126,855,386	$160,086,322
Net realized gain	724,730,772	197,763,554	415,746,857	396,211,661
Net change in unrealized appreciation (depreciation)	(28,530,201)	331,579,024	733,512,520	476,716,426
Net increase in net assets resulting from operations	764,531,993	665,835,205	1,276,114,763	1,033,014,409

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(75,049,934)	(130,221,328)	(115,006,243)	(157,546,743)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(899,915,998)	443,841,000	4,956,049,826	4,256,879,450

NET ASSETS
Total increase (decrease) in net assets	(210,433,939)	979,454,877	6,117,158,346	5,132,347,116
Beginning of period	10,176,169,844	9,196,714,967	10,913,779,738	5,781,432,622
End of period	$9,965,735,905	$10,176,169,844	$17,030,938,084	$10,913,779,738

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	65

Statements of Changes in Net Assets (continued)

	iShares Edge MSCI USA Size Factor ETF		iShares Edge MSCI USA Value Factor ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,748,355	$5,247,759	$59,125,609	$97,233,319
Net realized gain	56,543,875	23,430,645	11,699,073	230,254,598
Net change in unrealized appreciation (depreciation)	(5,133,044)	4,083,456	146,790,861	(357,800,160)
Net increase (decrease) in net assets resulting from operations	59,159,186	32,761,860	217,615,543	(30,312,243)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(6,747,100)	(5,564,099)	(54,730,525)	(95,508,358)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	821,468,338	142,106,922	874,041,560	(175,783,874)

NET ASSETS
Total increase (decrease) in net assets	873,880,424	169,304,683	1,036,926,578	(301,604,475)
Beginning of period	377,167,063	207,862,380	3,485,257,739	3,786,862,214
End of period	$1,251,047,487	$377,167,063	$4,522,184,317	$3,485,257,739

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Momentum Factor ETF
	Six Months Ended							Period From
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended		01/13/15	(a)
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16		to 07/31/15

Net asset value, beginning of period	$29.44		$30.00	$28.78	$26.38	$27.48		$25.57
Net investment income(b)	0.15		0.69	0.67	0.73	0.55		0.31
Net realized and unrealized gain (loss)(c)	2.20		(0.57)	1.17	2.36	(1.22)		1.90
Net increase (decrease) from investment operations	2.35		0.12	1.84	3.09	(0.67)		2.21

Distributions(d)
From net investment income	(0.20)		(0.68)	(0.59)	(0.69)	(0.43)		(0.30)
From net realized gain	—		—	(0.03)	—	—		—
Total distributions	(0.20)		(0.68)	(0.62)	(0.69)	(0.43)		(0.30)
Net asset value, end of period	$31.59		$29.44	$30.00	$28.78	$26.38		$27.48

Total Return
Based on net asset value	8.01	%(e)	0.55%	6.41%	12.01%	(2.26	)%(f)	8.63	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%		0.30	%(g)
Net investment income	1.01	%(g)	2.44%	2.19%	2.75%	2.20%		2.07	%(g)

Supplemental Data
Net assets, end of period (000)	$217,989		$164,888	$141,021	$34,539	$15,826		$5,496
Portfolio turnover rate(h)	38	%(e)	105%	131%	105%	171%		55	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	The total return disclosed is based on the net asset value (“NAV”) calculated daily for the creation and redemption of shares in the Fund, which may differ from the NAV calculated for financial reporting purposes. Based on the NAV calculated for financial reporting purposes, the total return for the Fund was -2.37%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i n a n c i a l S t a t e m e n t s	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Quality Factor ETF
	Six Months Ended						Period From
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	01/13/15	(a)
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$29.79		$29.62	$28.07	$25.46	$26.96	$25.67
Net investment income(b)	0.24		0.96	0.99	0.76	0.84	0.57
Net realized and unrealized gain (loss)(c)	2.05		(0.12)	1.23	2.61	(1.70)	1.27
Net increase (decrease) from investment operations	2.29		0.84	2.22	3.37	(0.86)	1.84

Distributions(d)
From net investment income	(0.27)		(0.67)	(0.67)	(0.76)	(0.64)	(0.55)
Total distributions	(0.27)		(0.67)	(0.67)	(0.76)	(0.64)	(0.55)
Net asset value, end of period	$31.81		$29.79	$29.62	$28.07	$25.46	$26.96

Total Return
Based on net asset value	7.67	%(e)	2.99%	7.97%	13.46%	(3.14)%	7.12	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30	%(f)
Net investment income	1.56	%(f)	3.31%	3.36%	2.95%	3.40%	3.86	%(f)

Supplemental Data
Net assets, end of period (000)	$1,202,341		$822,240	$94,784	$19,648	$15,277	$5,393
Portfolio turnover rate(g)	9	%(e)	29%	21%	31%	30%	16	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Size Factor ETF
	Six Months Ended						Period From
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	06/16/15	(a)
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$26.01		$27.58	$26.81	$24.16	$24.91	$25.00
Net investment income(b)	0.18		0.72	0.76	0.74	0.64	0.05
Net realized and unrealized gain (loss)(c)	1.46		(1.56)	0.81	2.84	(0.74)	(0.14)
Net increase (decrease) from investment operations	1.64		(0.84)	1.57	3.58	(0.10)	(0.09)

Distributions(d)
From net investment income	(0.17)		(0.73)	(0.80)	(0.93)	(0.65)	—
Total distributions	(0.17)		(0.73)	(0.80)	(0.93)	(0.65)	—
Net asset value, end of period	$27.48		$26.01	$27.58	$26.81	$24.16	$24.91

Total Return
Based on net asset value	6.28	%(e)	(2.93)%	5.89%	15.14%	(0.28)%	(0.36	)%(e)

Ratios to Average Net Assets
Total expenses.	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30	%(f)
Net investment income	1.29	%(f)	2.78%	2.73%	2.95%	2.76%	1.48	%(f)

Supplemental Data
Net assets, end of period (000)	$16,488		$5,202	$5,517	$5,361	$4,833	$4,982
Portfolio turnover rate(g)	14	%(e)	26%	13%	23%	19%	0	%(e)(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

F i N A N C I A L H i g h l i g h t s	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Intl Value Factor ETF
	Six Months Ended						Period From
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	06/16/15	(a)
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	to 07/31/15

Net asset value, beginning of period	$22.61		$25.67	$24.84	$20.96	$24.76	$24.60
Net investment income(b)	0.26		0.86	0.73	0.63	0.81	0.02
Net realized and unrealized gain (loss)(c)	0.99		(3.14)	0.88	3.75	(4.04)	0.14
Net increase (decrease) from investment operations	1.25		(2.28)	1.61	4.38	(3.23)	0.16

Distributions(d)
From net investment income	(0.37)		(0.78)	(0.78)	(0.50)	(0.57)	—
Total distributions	(0.37)		(0.78)	(0.78)	(0.50)	(0.57)	—
Net asset value, end of period	$23.49		$22.61	$25.67	$24.84	$20.96	$24.76

Total Return
Based on net asset value	5.45	%(e)	(8.80)%	6.50%	21.11%	(12.97)%	0.65	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30%	0.30%	0.30%	0.30	%(f)
Net investment income	2.24	%(f)	3.63%	2.81%	2.73%	3.91%	0.72	%(f)

Supplemental Data
Net assets, end of period (000)	$415,765		$314,222	$233,633	$101,828	$37,732	$2,476
Portfolio turnover rate(g)	8	%(e)	20%	16%	14%	19%	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Momentum Factor ETF
	Six Months Ended
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	07/31/15

Net asset value, beginning of period	$120.79		$111.68	$91.95	$78.43	$74.14	$62.56
Net investment income(a)	0.86		1.67	1.32	1.17	0.89	0.91
Net realized and unrealized gain(b)	9.55		9.03	19.60	13.51	4.18	11.52
Net increase from investment operations	10.41		10.70	20.92	14.68	5.07	12.43

Distributions(c)
From net investment income	(0.93)		(1.59)	(1.19)	(1.16)	(0.78)	(0.85)
Total distributions	(0.93)		(1.59)	(1.19)	(1.16)	(0.78)	(0.85)
Net asset value, end of period	$130.27		$120.79	$111.68	$91.95	$78.43	$74.14

Total Return
Based on net asset value	8.67	%(d)	9.71%	22.86%	18.94%	6.93%	19.97%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.40	%(e)	1.49%	1.24%	1.44%	1.22%	1.31%

Supplemental Data
Net assets, end of period (000)	$9,965,736		$10,176,170	$9,196,715	$3,438,822	$1,639,269	$800,714
Portfolio turnover rate(f)	48	%(d)	138%	104%	114%	129%	106%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i N A N C I A L H i g h l i g h t s	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Quality Factor ETF
	Six Months Ended
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	07/31/15

Net asset value, beginning of period	$92.73		$86.55	$75.09	$68.00	$64.95	$57.68
Net investment income(a)	0.89		1.61	1.55	1.46	1.28	0.98
Net realized and unrealized gain(b)	7.55		6.16	11.38	7.03	2.99	7.23
Net increase from investment operations	8.44		7.77	12.93	8.49	4.27	8.21

Distributions(c)
From net investment income	(0.81)		(1.59)	(1.47)	(1.40)	(1.22)	(0.94)
Total distributions	(0.81)		(1.59)	(1.47)	(1.40)	(1.22)	(0.94)
Net asset value, end of period	$100.36		$92.73	$86.55	$75.09	$68.00	$64.95

Total Return
Based on net asset value	9.14	%(d)	9.13%	17.36%	12.62%	6.70%	14.30%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.84	%(e)	1.85%	1.88%	2.06%	1.99%	1.56%

Supplemental Data
Net assets, end of period (000)	$17,030,938		$10,913,780	$5,781,433	$3,465,557	$2,679,180	$1,120,387
Portfolio turnover rate(f)	16	%(d)	41%	41%	44%	50%	26%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Size Factor ETF
	Six Months Ended
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	07/31/15

Net asset value, beginning of period	$91.99		$86.61	$78.73	$70.36	$66.84	$60.30
Net investment income(a)	0.87		1.52	1.45	1.37	1.26	1.21
Net realized and unrealized gain(b)	4.06		5.49	8.02	8.33	3.56	6.53
Net increase from investment operations	4.93		7.01	9.47	9.70	4.82	7.74

Distributions(c)
From net investment income	(0.69)		(1.63)	(1.59)	(1.33)	(1.30)	(1.20)
Total distributions	(0.69)		(1.63)	(1.59)	(1.33)	(1.30)	(1.20)
Net asset value, end of period	$96.23		$91.99	$86.61	$78.73	$70.36	$66.84

Total Return
Based on net asset value	5.38	%(d)	8.26%	12.16%	13.93%	7.39%	12.89%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	1.83	%(e)	1.74%	1.75%	1.86%	1.94%	1.85%

Supplemental Data
Net assets, end of period (000)	$1,251,047		$377,167	$207,862	$181,087	$193,498	$237,271
Portfolio turnover rate(f)	16	%(d)	30%	17%	19%	23%	22%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F i N A N C I A L H i g h l i g h t s	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI USA Value Factor ETF
	Six Months Ended
	01/31/20		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		07/31/19	07/31/18	07/31/17	07/31/16	07/31/15

Net asset value, beginning of period	$82.49		$85.39	$75.00	$64.38	$65.95	$62.40
Net investment income(a)	1.27		2.23	1.84	1.68	1.62	1.34
Net realized and unrealized gain (loss)(b)	3.77		(2.92)	10.40	10.50	(1.59)	3.37
Net increase (decrease) from investment operations	5.04		(0.69)	12.24	12.18	0.03	4.71

Distributions(c)
From net investment income	(1.15)		(2.21)	(1.85)	(1.56)	(1.60)	(1.16)
Total distributions	(1.15)		(2.21)	(1.85)	(1.56)	(1.60)	(1.16)
Net asset value, end of period	$86.38		$82.49	$85.39	$75.00	$64.38	$65.95

Total Return
Based on net asset value	6.14	%(d)	(0.68)%	16.47%	19.10%	0.18%	7.56%

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	2.97	%(e)	2.74%	2.24%	2.35%	2.64%	2.04%

Supplemental Data
Net assets, end of period (000)	$4,522,184		$3,485,258	$3,786,862	$2,373,707	$675,959	$685,913
Portfolio turnover rate(f)	13	%(d)	35%	18%	26%	81%	15%

(a)	Based on average shares outstanding.
(b)	The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited)

1.       ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Intl Momentum Factor	Diversified
Edge MSCI Intl Quality Factor	Diversified
Edge MSCI Intl Size Factor	Diversified
Edge MSCI Intl Value Factor	Diversified
Edge MSCI USA Momentum Factor	Diversified
Edge MSCI USA Quality Factor	Diversified
Edge MSCI USA Size Factor	Diversified
Edge MSCI USA Value Factor	Diversified

2.       SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds' tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds' maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Notes to Financial Statements	75

Notes to Financial Statements (unaudited) (continued)

3.       INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.       SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds' investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral

76	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Intl Quality Factor
JPMorgan Securities LLC	$4,441,373	$4,441,373	$—	$—

Edge MSCI Intl Size Factor
BofA Securities, Inc.	$14,126	$14,126	$—	$—
Citigroup Global Markets Inc.	37,497	37,497	—	—
Credit Suisse AG Dublin Branch	33,439	33,439	—	—
Credit Suisse Securities (USA) LLC	1,149	1,149	—	—
JPMorgan Securities LLC	47,548	47,548	—	—
Scotia Capital (USA) Inc.	12,996	12,996	—	—
UBS AG	17,395	17,395	—	—
	$164,150	$164,150	$—	$—

Edge MSCI Intl Value Factor
BofA Securities, Inc.	$2,105	$2,105	$—	$—
Credit Suisse AG Dublin Branch	1,579	1,579	—	—
Goldman Sachs & Co.	25,473	25,473	—	—
	$29,157	$29,157	$—	$—

Edge MSCI USA Momentum Factor
Barclays Bank PLC	$1,001,056	$1,001,056	$—	$—
Barclays Capital Inc.	511,200	511,200	—	—
BNP Paribas Prime Brokerage International Ltd.	4,271,811	4,271,811	—	—
BofA Securities, Inc.	7,303,498	7,303,498	—	—
Citigroup Global Markets Inc.	13,971,420	13,576,950	—	(394,470	)(b)
Credit Suisse Securities (USA) LLC	362,661	362,661	—	—
Goldman Sachs & Co.	27,353,806	27,353,806	—	—
JPMorgan Securities LLC	24,660,212	24,660,212	—	—
SG Americas Securities LLC	58,724,466	57,083,458	—	(1,641,008	)(b)
UBS AG	5,570,766	5,570,766	—	—
Virtu Americas LLC	433,380	433,380	—	—
Wells Fargo Bank, National Association	2,798,077	2,798,077	—	—
	$146,962,353	$144,926,875	$—	$(2,035,478)

Edge MSCI USA Quality Factor
Barclays Capital Inc.	$119,695	$119,695	$—	$—
BNP Paribas Prime Brokerage International Ltd.	2,043,182	2,043,182	—	—
Citigroup Global Markets Inc.	23,159,804	23,159,804	—	—
UBS AG	1,313,294	1,313,294	—	—
Wells Fargo Securities LLC	74,516	74,516	—	—
	$26,710,491	$26,710,491	$—	$—

N o t e s t o F i n a n c i a l S t a t e m e n t s	77

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI USA Size Factor
Barclays Bank PLC	$1,215,000	$1,215,000	$—	$—
BNP Paribas Prime Brokerage International Ltd.	522,149	522,149	—	—
BNP Paribas Securities Corp.	2,075,665	2,075,665	—	—
BofA Securities, Inc.	5,518,191	5,518,191	—	—
Citigroup Global Markets Inc.	6,295,064	6,295,064	—	—
Credit Suisse AG Dublin Branch	2,706,435	2,706,435	—	—
Credit Suisse Securities (USA) LLC	51,758	51,758	—	—
Goldman Sachs & Co.	1,870,511	1,870,511	—	—
HSBC Bank PLC	415,132	415,132	—	—
JPMorgan Securities LLC	8,706,506	8,706,506	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,837,013	1,837,013	—	—
National Financial Services LLC	1,611,717	1,611,717	—	—
SG Americas Securities LLC	4,727	4,727	—	—
TD Prime Services LLC	2,544,162	2,544,162	—	—
UBS AG	2,068,817	2,025,795	—	(43,022	)(b)
Wells Fargo Bank, National Association	3,417,043	3,417,043	—	—
Wells Fargo Securities LLC	2,258,884	2,258,884	—	—
	$43,118,774	$43,075,752	$—	$(43,022)

Edge MSCI USA Value Factor
BNP Paribas Securities Corp.	$606,657	$606,657	$—	$—
BofA Securities, Inc.	43,005	43,005	—	—
Citigroup Global Markets Inc..	1,478,744	1,478,744	—	—
Credit Suisse Securities (USA) LLC	129,303	129,303	—	—
Deutsche Bank Securities Inc.	2,404,374	2,404,374	—	—
JPMorgan Securities LLC	8,290,398	8,290,398	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,055,914	3,055,914	—	—
National Financial Services LLC	1,221,576	1,221,576	—	—
SG Americas Securities LLC	610,500	610,500	—	—
TD Prime Services LLC	79,314	79,314	—	—
UBS AG	4,650	4,650	—	—
Wells Fargo Bank, National Association	424,658	424,658	—	—
Wells Fargo Securities LLC	4,894,373	4,894,373	—	—
	$23,243,466	$23,243,466	$—	$—

(a)	Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund's statement of assets and liabilities.
(b)	Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.       DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

78	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.       INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Intl Momentum Factor	0.30%
Edge MSCI Intl Quality Factor	0.30
Edge MSCI Intl Size Factor	0.30
Edge MSCI Intl Value Factor	0.30
Edge MSCI USA Momentum Factor	0.15
Edge MSCI USA Quality Factor	0.15
Edge MSCI USA Size Factor	0.15
Edge MSCI USA Value Factor	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF and iShares Edge MSCI USA Value Factor ETF (the “Group 1 Funds”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF and iShares Edge MSCI Intl Value Factor ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Group 1 Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, (2) Each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

Notes to Financial Statements	79

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Intl Momentum Factor	$4,798
Edge MSCI Intl Quality Factor	13,283
Edge MSCI Intl Size Factor	714
Edge MSCI Intl Value Factor	8,607
Edge MSCI USA Momentum Factor	202,355
Edge MSCI USA Quality Factor	37,530
Edge MSCI USA Size Factor	29,142
Edge MSCI USA Value Factor	37,495

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Edge MSCI Intl Value Factor	$8,133,726	$5,740,782	$(307,920)
Edge MSCI USA Momentum Factor	791,815,959	953,905,772	1,947,332
Edge MSCI USA Quality Factor	741,929,152	327,445,798	3,580,903
Edge MSCI USA Size Factor	41,618,586	52,351,253	(1,581,432)
Edge MSCI USA Value Factor	124,557,639	91,745,332	(3,821,943)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.       PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Intl Momentum Factor	$74,200,213	$73,855,719
Edge MSCI Intl Quality Factor	148,587,111	88,844,046
Edge MSCI Intl Size Factor	1,552,504	1,427,629
Edge MSCI Intl Value Factor	29,188,606	27,521,458
Edge MSCI USA Momentum Factor	4,695,830,809	4,723,776,094
Edge MSCI USA Quality Factor	2,345,730,264	2,221,306,831
Edge MSCI USA Size Factor	134,747,930	131,382,653
Edge MSCI USA Value Factor	525,927,958	526,554,555

For the six months ended January 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Intl Momentum Factor	$37,181,537	$—
Edge MSCI Intl Quality Factor	335,022,658	82,006,634
Edge MSCI Intl Size Factor	10,764,838	—
Edge MSCI Intl Value Factor	107,844,204	21,523,372
Edge MSCI USA Momentum Factor	3,433,174,635	4,323,105,705
Edge MSCI USA Quality Factor	6,699,698,284	1,852,681,840
Edge MSCI USA Size Factor	1,292,043,681	474,164,579
Edge MSCI USA Value Factor	1,144,163,007	274,023,492

80	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

8.       INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust's other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds' financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Intl Momentum Factor	$19,362,178
Edge MSCI Intl Quality Factor	7,295,653
Edge MSCI Intl Size Factor	171,235
Edge MSCI Intl Value Factor	3,258,227
Edge MSCI USA Momentum Factor	608,182,244
Edge MSCI USA Quality Factor	273,755,126
Edge MSCI USA Size Factor	6,746,267
Edge MSCI USA Value Factor	111,491,333

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Intl Momentum Factor	$189,152,439	$29,408,976	$(1,352,881)	$28,056,095
Edge MSCI Intl Quality Factor	1,090,118,185	137,701,071	(23,200,101)	114,500,970
Edge MSCI Intl Size Factor	16,258,302	1,139,953	(776,807)	363,146
Edge MSCI Intl Value Factor	428,440,635	23,871,860	(38,053,827)	(14,181,967)
Edge MSCI USA Momentum Factor	9,020,856,790	1,123,499,511	(39,703,885)	1,083,795,626
Edge MSCI USA Quality Factor	15,452,192,415	2,040,110,472	(443,471,303)	1,596,639,169
Edge MSCI USA Size Factor	1,298,362,430	47,941,606	(51,320,352)	(3,378,746)
Edge MSCI USA Value Factor	4,490,608,185	356,504,151	(310,549,226)	45,954,925

9.       PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of

Notes to Financial Statements	81

Notes to Financial Statements (unaudited) (continued)

withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Intl Momentum Factor
Shares sold	1,300,000	$38,185,899	1,800,000	$52,936,764
Shares redeemed	—	—	(900,000)	(24,669,004)
Net increase	1,300,000	$38,185,899	900,000	$28,267,760

Edge MSCI Intl Quality Factor
Shares sold	13,000,000	$399,056,551	25,400,000	$703,380,974
Shares redeemed	(2,800,000)	(85,091,978)	(1,000,000)	(29,234,662)
Net increase	10,200,000	$313,964,573	24,400,000	$674,146,312

Edge MSCI Intl Size Factor
Shares sold	400,000	$10,923,272	—	$—

Edge MSCI Intl Value Factor
Shares sold	4,800,000	$112,964,881	5,800,000	$137,136,851
Shares redeemed	(1,000,000)	(22,525,927)	(1,000,000)	(23,311,224)
Net increase	3,800,000	$90,438,954	4,800,000	$113,825,627

Edge MSCI USA Momentum Factor
Shares sold	28,500,000	$3,458,056,749	42,200,000	$4,794,933,466
Shares redeemed	(36,250,000)	(4,357,972,747)	(40,300,000)	(4,351,092,466)
Net increase(decrease)	(7,750,000)	$(899,915,998)	1,900,000	$443,841,000

Edge MSCI USA Quality Factor
Shares sold	71,150,000	$6,820,364,146	97,550,000	$8,341,954,278
Shares redeemed	(19,150,000)	(1,864,314,320)	(46,650,000)	(4,085,074,828)
Net increase	52,000,000	$4,956,049,826	50,900,000	$4,256,879,450

82	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI USA Size Factor
Shares sold	13,750,000	$1,297,828,192	5,000,000	$429,499,709
Shares redeemed	(4,850,000)	(476,359,854)	(3,300,000)	(287,392,787)
Net increase	8,900,000	$821,468,338	1,700,000	$142,106,922

Edge MSCI USA Value Factor
Shares sold	13,450,000	$1,149,771,176	26,400,000	$2,136,053,404
Shares redeemed	(3,350,000)	(275,729,616)	(28,500,000)	(2,311,837,278)
Net increase(decrease)	10,100,000	$874,041,560	(2,100,000)	$(175,783,874)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11. LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N o t e s t o F i n a n c i a l S t a t e m e n t s	83

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Edge MSCI Intl Momentum Factor ETF, iShares Edge MSCI Intl Quality Factor ETF, iShares Edge MSCI Intl Size Factor ETF, iShares Edge MSCI Intl Value Factor ETF, iShares Edge MSCI USA Momentum Factor ETF, iShares Edge MSCI USA Quality Factor ETF, iShares Edge MSCI USA Size Factor ETF and iShares Edge MSCI USA Value Factor ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)	The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)	Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)	Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)	The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)	The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

84	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Intl Momentum Factor(a)	$0.192733	$—	$0.012098	$0.204831	94%	—%	6%	100%
Edge MSCI Intl Size Factor(a)	0.131140	—	0.036542	0.167682	78	—	22	100
Edge MSCI Intl Value Factor(a)	0.299745	—	0.066702	0.366447	82	—	18	100
Edge MSCI USA Momentum Factor(a)	0.814572	—	0.114529	0.929101	88	—	12	100
Edge MSCI USA Quality Factor(a)	0.713757	—	0.093797	0.807554	88	—	12	100
Edge MSCI USA Size Factor(a)	0.568907	—	0.118534	0.687441	83	—	17	100
Edge MSCI USA Value Factor(a)	1.087666	—	0.064970	1.152636	94	—	6	100

(a)	The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S u p p l e m e n t a l I n f o r m a t i o n	85

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

●	Go to icsdelivery.com.
●	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

86	2 0 2 0 I S h a r e s S e m i - A n n u a l R e p o r t t o S h a r e h o l d e r s

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

G l o s s a r y o f T e r m s U s e d i n t h i s R e p o r t	87

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-711-0120

JANUARY 31, 2020

2020 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Edge MSCI Multifactor Global ETF | ACWF | NYSE Arca
•	iShares Edge MSCI Multifactor Intl ETF | INTF | NYSE Arca
•	iShares Edge MSCI Multifactor Intl Small-Cap ETF | ISCF | NYSE Arca
•	iShares Edge MSCI Multifactor USA ETF | LRGF | NYSE Arca
•	iShares Edge MSCI Multifactor USA Mid-Cap ETF | MIDF | NYSE Arca
•	iShares Edge MSCI Multifactor USA Small-Cap ETF | SMLF | NYSE Arca

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary. Please note that not all financial intermediaries may offer this service.

Fund Summary as of January 31, 2020	iShares® Edge MSCI Multifactor Global ETF

Investment Objective

The iShares Edge MSCI Multifactor Global ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	5.61%	9.64%	6.04%	9.64%	32.26%
Fund Market	5.90	9.53	6.01	9.53	32.03
Index	5.58	9.71	6.24	9.71	33.34

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,056.10	$1.81	$1,000.00	$1,023.40	$1.78	0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Information Technology	21.3%
Financials	15.7
Health Care	13.4
Consumer Discretionary	13.0
Industrials	9.7
Consumer Staples	6.3
Materials	5.8
Real Estate	4.9
Communication Services	4.2
Utilities	3.5
Energy	2.2

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

	Percent of
Country/Geographic Region	Total Investments	(a)
United States	55.7%
China	7.7
Australia	5.2
United Kingdom	4.7
Switzerland	3.6
Canada	3.3
Japan	3.2
Netherlands	2.0
Brazil	1.7
France	1.7

FUND SUMMARY	3

Fund Summary as of January 31, 2020	iShares® Edge MSCI Multifactor Intl ETF

Investment Objective

The iShares Edge MSCI Multifactor Intl ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	4.71%	6.28%	3.85%	6.28%	19.73%
Fund Market	4.61	5.51	3.69	5.51	18.84
Index	4.93	6.53	4.00	6.53	20.49

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,047.10	$1.54	$1,000.00	$1,023.60	$1.53	0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Financials	15.5%
Health Care	14.2
Industrials	13.0
Consumer Discretionary	10.9
Materials	10.4
Information Technology	10.0
Consumer Staples	8.9
Real Estate	6.9
Communication Services	4.9
Utilities	4.1
Energy	1.2

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

	Percent of
Country/Geographic Region	Total Investments	(a)
Japan	17.6%
United Kingdom	14.5
Australia	13.7
Canada	13.2
Switzerland	9.2
Netherlands	8.1
France	7.5
Hong Kong	4.3
Germany	3.0
Belgium	2.3

4	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Investment Objective

The iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	8.95%	13.36%	7.09%	13.36%	38.61%
Fund Market	9.06	12.80	6.97	12.80	37.86
Index	9.29	13.82	7.36	13.82	40.17

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,089.50	$2.10	$1,000.00	$1,023.10	$2.03	0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Industrials	17.9%
Real Estate	15.1
Information Technology	13.7
Consumer Discretionary	11.6
Health Care	9.6
Materials	9.2
Financials	9.2
Consumer Staples	4.1
Communication Services	4.0
Energy	3.0
Utilities	2.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

	Percent of
Country/Geographic Region	Total Investments	(a)
United Kingdom	23.3%
Japan	23.1
Australia	11.2
Canada	8.6
Switzerland	5.4
Netherlands	5.1
Germany	3.6
Belgium	3.6
Hong Kong	3.2
Sweden	2.9

FUND SUMMARY	5

Fund Summary as of January 31, 2020	iShares® Edge MSCI Multifactor USA ETF

Investment Objective

The iShares Edge MSCI Multifactor USA ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	7.12%	14.55%	8.68%	14.55%	48.67%
Fund Market	7.15	14.52	8.68	14.52	48.67
Index	7.23	14.85	8.94	14.85	50.29

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,071.20	$1.04	$1,000.00	$1,024.10	$1.02	0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Information Technology	27.0%
Health Care	12.8
Consumer Discretionary	9.7
Industrials	9.5
Financials	8.8
Utilities	8.6
Real Estate	8.4
Communication Services	5.1
Consumer Staples	4.8
Materials	2.7
Energy	2.6

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Intel Corp.	3.2%
Apple Inc.	2.8
AT&T Inc.	2.7
Walmart Inc.	2.5
Duke Energy Corp.	2.4
Intuit Inc.	2.3
Microsoft Corp.	2.2
Micron Technology Inc.	2.1
Target Corp.	2.0
Biogen Inc.	1.8

6	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of January 31, 2020	iShares® Edge MSCI Multifactor USA Mid-Cap ETF

Investment Objective

The iShares Edge MSCI Multifactor USA Mid-Cap ETF (the “Fund”) the seeks to track the investment results of an index composed of U.S. mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Mid Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	3.35%	9.98%
Fund Market	3.35	9.94
Index	3.46	10.22

The inception date of the Fund was 6/4/19. The first day of secondary market trading was 6/6/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,033.50	$1.28	$1,000.00	$1,023.90	$1.27	0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Information Technology	21.2%
Health Care	14.0
Real Estate	12.7
Industrials	12.5
Consumer Discretionary	12.0
Financials	9.3
Utilities	6.3
Materials	4.2
Consumer Staples	3.5
Communication Services	3.4
Energy	0.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Lululemon Athletica Inc.	1.8%
Chipotle Mexican Grill Inc.	1.7
ResMed Inc.	1.7
Skyworks Solutions Inc.	1.7
Best Buy Co. Inc.	1.6
Synopsys Inc.	1.6
CBRE Group Inc., Class A	1.6
Cadence Design Systems Inc.	1.6
Ameren Corp.	1.6
Cooper Companies Inc. (The)	1.6

FUND SUMMARY	7

Fund Summary as of January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Investment Objective

The iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	2.73%	7.10%	8.24%	7.10%	45.81%
Fund Market	2.67	7.09	8.25	7.09	45.88
Index	2.88	7.44	8.61	7.44	48.08

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Beginning Account Value (08/01/19)	Ending Account Value (01/31/20)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,027.30	$1.53	$1,000.00	$1,023.60	$1.53	0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

	Percent of
Sector	Total Investments	(a)
Information Technology	20.9%
Health Care	18.9
Financials	14.1
Real Estate	11.6
Industrials	10.6
Consumer Discretionary	10.3
Utilities	4.8
Materials	3.4
Communication Services	2.8
Consumer Staples	1.6
Energy	1.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

	Percent of
Security	Total Investments	(a)
Masimo Corp.	1.3%
Aspen Technology Inc.	1.2
Reliance Steel & Aluminum Co.	1.1
Chemed Corp.	1.1
First American Financial Corp.	1.0
Encompass Health Corp.	1.0
CACI International Inc., Class A	1.0
Novocure Ltd.	0.9
Brixmor Property Group Inc.	0.9
Amedisys Inc.	0.8

8	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	9

Schedule of Investments (unaudited) January 31, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
AGL Energy Ltd.	12,397	$165,568
Aurizon Holdings Ltd.	47,740	172,901
BHP Group PLC	49,819	1,090,014
BlueScope Steel Ltd.	10,857	103,572
CIMIC Group Ltd.	3,465	67,942
Coca-Cola Amatil Ltd.	11,781	94,484
Cochlear Ltd.	1,617	260,958
Coles Group Ltd.	25,872	286,646
Dexus	26,026	221,622
Flight Centre Travel Group Ltd.	1,848	48,632
Fortescue Metals Group Ltd.	32,263	246,007
GPT Group (The)	44,044	176,912
Harvey Norman Holdings Ltd.	20,750	58,759
Magellan Financial Group Ltd.	2,849	128,302
Medibank Pvt Ltd.	54,285	112,657
Mirvac Group	87,597	199,382
Newcrest Mining Ltd.	18,249	360,762
Qantas Airways Ltd.	19,327	82,936
REA Group Ltd.	2,002	152,921
Rio Tinto Ltd.	9,779	646,603
Scentre Group	102,872	265,829
Telstra Corp. Ltd.	101,717	261,483
Vicinity Centres	24,563	41,767
Woolworths Group Ltd.	29,491	826,036

		6,072,695

Belgium — 0.6%
Ageas	5,005	276,051
Colruyt SA	2,079	104,023
Proximus SADP	1,771	50,479
UCB SA	2,926	269,395

		699,948

Brazil — 1.4%
Banco BTG Pactual SA	7,700	135,143
BB Seguridade Participacoes SA	15,400	125,341
BR Malls Participacoes SA	38,500	165,775
Centrais Eletricas Brasileiras SA	7,700	70,671
Centrais Eletricas Brasileiras SA, New(a)	1,576	14,465
Cia. de Saneamento Basico do Estado de Sao Paulo	8,100	115,626
Hapvida Participacoes e Investimentos SA(b)	7,700	108,240
Hypera SA	7,700	64,094
IRB Brasil Resseguros S/A	15,400	161,559
JBS SA	23,100	149,090
Multiplan Empreendimentos Imobiliarios SA	7,700	62,490
Notre Dame Intermedica Participacoes SA	7,700	126,512
Petrobras Distribuidora SA	7,700	51,895
Sul America SA	8,350	123,103
TIM Participacoes SA	38,517	150,976

		1,624,980

Canada — 3.3%
Air Canada(a)	1,848	61,942
Atco Ltd., Class I, NVS	924	36,064
Canadian Apartment Properties REIT	2,772	118,631
CGI Inc.(a)	4,620	353,971
CI Financial Corp.	6,699	117,462
Constellation Software Inc.	539	566,917
Empire Co. Ltd., Class A, NVS	4,543	105,456
First Capital Real Estate Investment Trust	4,474	73,307
Gildan Activewear Inc.	4,235	117,423

Security	Shares	Value

Canada (continued)
H&R Real Estate Investment Trust	8,470	$136,988
Hydro One Ltd.(b)	2,849	57,947
iA Financial Corp. Inc.	3,157	173,849
Kinross Gold Corp.(a)	26,950	136,732
Kirkland Lake Gold Ltd.	4,928	202,217
Loblaw Companies Ltd.	4,235	221,717
Magna International Inc.	7,700	390,604
Metro Inc.	6,545	266,986
Open Text Corp.	5,698	256,605
RioCan REIT	5,236	107,527
SmartCentres Real Estate Investment Trust	4,004	95,093
Teck Resources Ltd., Class B	13,398	173,230
WSP Global Inc.	1,540	109,514

		3,880,182

Chile — 0.1%
Aguas Andinas SA, Class A	197,197	73,881
Cia. Cervecerias Unidas SA	3,773	33,290

		107,171

China — 7.7%
51job Inc., ADR(a)	770	55,555
Angang Steel Co. Ltd., Class A	40,120	17,359
Anhui Conch Cement Co. Ltd., Class H	38,500	248,406
ANTA Sports Products Ltd.	29,000	254,524
Bosideng International Holdings Ltd.	154,000	51,169
BYD Electronic International Co. Ltd.	38,500	75,563
China Agri-Industries Holdings Ltd.	77,000	41,351
China Aoyuan Group Ltd.	77,000	104,321
China Conch Venture Holdings Ltd.	38,500	171,802
China Construction Bank Corp., Class H	2,156,000	1,652,075
China Everbright Bank Co. Ltd., Class H	154,000	62,077
China Hongqiao Group Ltd.	38,500	19,040
China Lesso Group Holdings Ltd.	77,000	99,957
China Longyuan Power Group Corp. Ltd., Class H	77,000	45,814
China Minsheng Banking Corp. Ltd., Class H	154,000	108,287
China Mobile Ltd.	154,000	1,273,268
China Railway Construction Corp. Ltd., Class H	115,500	113,493
China Renewable Energy Investment Ltd.(a)(c)	659	0	(d)
China Resources Gas Group Ltd.	22,000	116,447
China Resources Pharmaceutical Group Ltd.(b)	38,500	32,377
China Telecom Corp. Ltd., Class H	308,000	120,584
China Unicom Hong Kong Ltd.	154,000	129,707
CITIC Ltd.	154,000	174,727
CNOOC Ltd.	462,000	705,652
Dali Foods Group Co. Ltd.(b)	115,500	81,662
Daqin Railway Co. Ltd., Class A	92,400	101,599
Dongfeng Motor Group Co. Ltd., Class H	154,000	116,220
Guangdong Investment Ltd.	154,000	314,152
Guangzhou R&F Properties Co. Ltd., Class H	30,800	46,964
Hualan Biological Engineering Inc., Class A	7,700	39,683
Huaneng Renewables Corp. Ltd., Class H	154,000	63,267
Hundsun Technologies Inc., Class A	7,700	97,520
Inner Mongolia Yitai Coal Co. Ltd., Class B	36,600	28,951
Kaisa Group Holdings Ltd.	77,000	32,427
Kingboard Holdings Ltd.	38,500	102,635
Kingdee International Software Group Co. Ltd.	77,000	83,496
Kunlun Energy Co. Ltd.	154,000	120,584
KWG Group Holdings Ltd.	38,500	50,475
Lee & Man Paper Manufacturing Ltd.	79,000	55,245
Li Ning Co. Ltd.	77,000	228,573

10	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Luye Pharma Group Ltd.(b)(e)	115,500	$74,968
New Hope Liuhe Co. Ltd., Class A	7,700	19,946
PICC Property & Casualty Co. Ltd., Class H	198,000	213,940
Shanghai M&G Stationery Inc., Class A	7,700	55,088
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	30,800	57,595
Shengyi Technology Co. Ltd., Class A	15,400	53,483
Shimao Property Holdings Ltd.	38,500	125,691
Shui On Land Ltd.	308,000	61,878
Sun Art Retail Group Ltd.	77,000	91,925
Towngas China Co. Ltd.	77,000	47,896
Want Want China Holdings Ltd.	231,000	191,883
Weichai Power Co. Ltd., Class A	46,299	89,454
Xinyi Solar Holdings Ltd.	154,000	109,081
Yuexiu Property Co. Ltd.	462,000	93,413
Yum China Holdings Inc.	9,163	394,650
Zhuzhou CRRC Times Electric Co. Ltd., Class H	15,400	52,160
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	92,400	68,661

		9,038,720

Denmark — 0.1%
H Lundbeck A/S	1,925	81,872

Egypt — 0.0%
Eastern Co. SAE	27,566	26,188

Finland — 0.4%
Elisa OYJ	4,466	268,941
Nokian Renkaat OYJ	1,925	51,860
Orion OYJ, Class B	2,387	112,874

		433,675

France — 1.7%
Atos SE	1,694	141,060
BioMerieux	1,232	122,126
Cie. Generale des Etablissements Michelin SCA	4,312	501,749
Eurazeo SE	924	66,251
Eutelsat Communications SA	5,544	83,219
Faurecia SE	2,233	106,829
Peugeot SA	10,857	223,910
Sartorius Stedim Biotech	770	138,322
SCOR SE	4,466	190,199
STMicroelectronics NV	14,476	405,710

		1,979,375

Germany — 0.8%
Carl Zeiss Meditec AG, Bearer	1,001	122,579
Covestro AG(b)	3,850	162,770
Deutsche Lufthansa AG, Registered	6,468	99,131
Fraport AG Frankfurt Airport Services Worldwide	1,155	86,193
Hannover Rueck SE	1,540	299,513
METRO AG	4,158	58,036
Puma SE	1,694	135,916

		964,138

Greece — 0.0%
FF Group(a)(c)	165	2

Hong Kong — 0.8%
Hang Lung Properties Ltd.	77,000	162,233
Hongkong Land Holdings Ltd.	30,800	164,164
Kerry Properties Ltd.	38,500	108,337
Sino Land Co. Ltd.	154,000	211,418
Swire Pacific Ltd., Class A	4,500	39,901

Security	Shares	Value

Hong Kong (continued)
Swire Properties Ltd.	46,200	$144,581
Wharf Real Estate Investment Co. Ltd.	14,000	73,021
Wheelock & Co. Ltd.	4,000	24,546

		928,201

India — 1.5%
Colgate-Palmolive India Ltd.	3,003	55,911
Divi’s Laboratories Ltd.	3,003	82,160
Dr. Reddy’s Laboratories Ltd.	2,618	114,266
GAIL India Ltd.	46,610	78,677
HDFC Asset Management Co. Ltd.(b)	769	34,207
Hindustan Petroleum Corp. Ltd.	18,788	61,203
Info Edge India Ltd.	1,925	76,821
Infosys Ltd.	80,311	873,311
Oil & Natural Gas Corp. Ltd.	36,883	56,314
Petronet LNG Ltd.	15,323	57,227
REC Ltd.	21,175	42,642
Tech Mahindra Ltd.	9,856	110,028
Wipro Ltd.	21,791	72,313

		1,715,080

Indonesia — 0.2%
Adaro Energy Tbk PT	438,900	39,374
Indofood CBP Sukses Makmur Tbk PT	92,400	76,972
Indofood Sukses Makmur Tbk PT	107,800	61,775
Kalbe Farma Tbk PT	785,400	82,250

		260,371

Ireland — 0.2%
Steris PLC	1,694	255,269

Japan — 3.2%
AGC Inc.	7,700	266,767
Alfresa Holdings Corp.	7,700	158,213
Brother Industries Ltd.	8,100	161,649
Daicel Corp.	7,700	74,524
Electric Power Development Co. Ltd.	7,700	176,116
Konica Minolta Inc.	15,400	96,618
Marubeni Corp.	46,200	338,961
Medipal Holdings Corp.	8,100	174,578
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,700	49,304
NEC Corp.	8,100	367,689
Nippon Telegraph & Telephone Corp.	30,800	791,846
Obayashi Corp.	7,700	86,175
Sekisui Chemical Co. Ltd.	7,700	130,932
Stanley Electric Co. Ltd.	7,700	202,899
Teijin Ltd.	7,700	140,310
Tohoku Electric Power Co. Inc.	7,700	73,032
Tokyo Electric Power Co. Holdings Inc.(a)	46,200	185,422
Toppan Printing Co. Ltd.	7,700	156,010
Tosoh Corp.	7,700	111,751

		3,742,796

Malaysia — 0.0%
AirAsia Group Bhd	84,700	29,556
Sime Darby Bhd	53,900	28,673

		58,229

Mexico — 0.1%
Fibra Uno Administracion SA de CV	53,900	88,352
Megacable Holdings SAB de CV, CPO	7,700	28,617

		116,969

Netherlands — 2.0%
AerCap Holdings NV(a)	3,388	191,795

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	26,103	$642,187
Koninklijke Philips NV	21,483	985,629
Koninklijke Vopak NV	1,771	94,952
NN Group NV	7,546	262,582
Randstad NV	2,772	159,617

		2,336,762

New Zealand — 0.1%
Mercury NZ Ltd.	26,026	88,256

Philippines — 0.1%
Globe Telecom Inc.	3,080	114,523
Robinsons Land Corp.	53,900	27,040

		141,563

Poland — 0.0%
PGE Polska Grupa Energetyczna SA(a)	31,647	55,968

Qatar — 0.3%
Barwa Real Estate Co.	31,706	30,636
Mesaieed Petrochemical Holding Co.	107,800	64,440
Ooredoo QPSC	34,492	65,244
Qatar Electricity & Water Co. QSC	7,000	30,667
Qatar Fuel QSC	11,150	67,017
Qatar International Islamic Bank QSC	25,487	65,116

		323,120

Russia — 0.9%
Gazprom PJSC	166,320	589,954
Gazprom PJSC, ADR	34,881	245,214
Inter RAO UES PJSC	847,000	76,667
Magnitogorsk Iron & Steel Works PJSC	77,000	54,107
Surgutneftegas PJSC, ADR	12,461	88,411
Surgutneftegas PJSC, ADR, New	4,710	35,231

		1,089,584

Saudi Arabia — 0.3%
Advanced Petrochemical Co.	3,311	42,535
Bupa Arabia for Cooperative Insurance Co.	616	16,878
Etihad Etisalat Co.(a)	7,315	51,373
Jarir Marketing Co.	1,617	69,386
Saudi Cement Co.	2,002	35,963
Saudi Telecom Co.	4,774	116,169

		332,304

Singapore — 0.3%
BOC Aviation Ltd.(b)	7,700	71,200
ComfortDelGro Corp. Ltd.	69,300	110,177
Mapletree Commercial Trust	53,900	92,802
Singapore Exchange Ltd.	7,300	46,531
Yangzijiang Shipbuilding Holdings Ltd.	92,400	64,312

		385,022

South Africa — 0.6%
Anglo American Platinum Ltd.	1,463	116,995
AngloGold Ashanti Ltd.	10,164	205,848
Exxaro Resources Ltd.	5,775	46,883
Gold Fields Ltd.	19,019	123,995
Impala Platinum Holdings Ltd.(a)	17,787	167,796
Kumba Iron Ore Ltd.	2,849	66,392
Momentum Metropolitan Holdings	21,098	28,118
Telkom SA SOC Ltd.	6,853	14,739

		770,766

South Korea — 1.5%
Daelim Industrial Co. Ltd.	462	31,398

Security	Shares	Value

South Korea (continued)
GS Holdings Corp.	1,463	$56,097
Hankook Tire & Technology Co. Ltd.	2,772	66,750
Kia Motors Corp.	5,775	198,177
LG Corp.	2,849	168,045
LG Uplus Corp.	2,233	24,825
SK Hynix Inc.	13,321	1,045,025
SK Telecom Co. Ltd.	462	88,962
Woongjin Coway Co. Ltd.	1,001	73,741

		1,753,020

Spain — 0.1%
Mapfre SA	43,120	110,480

Sweden — 0.2%
Boliden AB	6,468	153,871
ICA Gruppen AB	2,310	101,568

		255,439

Switzerland — 3.6%
Adecco Group AG, Registered	3,927	230,868
Baloise Holding AG, Registered	1,236	223,376
Coca-Cola HBC AG	4,851	178,153
Pargesa Holding SA, Bearer	1,155	92,632
Roche Holding AG, NVS	8,239	2,770,395
Sonova Holding AG, Registered	1,694	424,708
Swisscom AG, Registered	462	253,694

		4,173,826

Taiwan — 1.1%
Asia Cement Corp.	77,000	115,083
Compal Electronics Inc.	231,000	140,317
Formosa Taffeta Co. Ltd.	77,000	86,153
Inventec Corp.	154,000	116,995
Lite-On Technology Corp.	77,000	120,309
Novatek Microelectronics Corp.	4,000	28,866
Phison Electronics Corp.	4,000	42,305
Pou Chen Corp.	77,000	89,467
Synnex Technology International Corp.	81,000	100,549
United Microelectronics Corp.	385,000	189,894
Winbond Electronics Corp.	231,000	129,612
Wistron Corp.	154,000	138,916

		1,298,466

Thailand — 0.3%
Electricity Generating PCL, NVDR	7,700	75,098
Intouch Holdings PCL, NVDR	53,900	96,405
PTT Exploration & Production PCL, NVDR	30,800	123,022
Ratch Group PCL, NVDR	7,700	16,798
Robinson PCL, NVDR	15,400	26,556

		337,879

United Arab Emirates — 0.2%
Aldar Properties PJSC	177,716	107,897
Emaar Malls PJSC	52,668	26,098
Emaar Properties PJSC	60,291	66,315

		200,310

United Kingdom — 4.7%
3i Group PLC	25,333	368,836
Barratt Developments PLC	27,720	293,347
Berkeley Group Holdings PLC	3,566	246,317
Burberry Group PLC	10,626	273,561
Carnival PLC	4,774	196,218
Direct Line Insurance Group PLC	21,098	93,947
Fiat Chrysler Automobiles NV	26,873	349,387

12	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hargreaves Lansdown PLC	7,238	$164,585
J Sainsbury PLC	42,735	114,019
JD Sports Fashion PLC	1,540	16,683
Kingfisher PLC	42,042	113,056
Marks & Spencer Group PLC	33,174	76,965
Meggitt PLC	21,868	194,751
Pearson PLC	23,023	172,503
Persimmon PLC	8,713	350,652
Rio Tinto PLC	25,487	1,372,100
Segro PLC	28,259	339,208
Smith & Nephew PLC	16,555	398,594
Taylor Wimpey PLC	87,164	247,149
Wm Morrison Supermarkets PLC	59,675	143,128

		5,525,006

United States — 55.6%
Accenture PLC, Class A	8,701	1,785,532
Acuity Brands Inc.	1,463	172,444
Advance Auto Parts Inc.	1,540	202,895
Aflac Inc.	18,403	949,043
Agilent Technologies Inc.(e)	7,315	603,926
Akamai Technologies Inc.(a)	4,081	380,961
Alleghany Corp.(a)	340	271,204
Alliant Energy Corp.	5,621	333,663
Allstate Corp. (The)	7,392	876,248
Ally Financial Inc.	10,549	337,884
Ameren Corp.	6,391	524,382
ANSYS Inc.(a)	2,079	570,332
Aon PLC	5,621	1,238,025
Apple Inc.	1,617	500,478
Arch Capital Group Ltd.(a)	9,702	428,440
Archer-Daniels-Midland Co.	12,782	572,122
Arrow Electronics Inc.(a)	1,771	134,490
Assurant Inc.	1,309	170,903
Athene Holding Ltd., Class A(a)	2,772	120,748
Atmos Energy Corp.	3,566	417,329
Autoliv Inc.	462	35,403
AutoZone Inc.(a)	539	570,240
Baxter International Inc.	11,550	1,030,491
Best Buy Co. Inc.	5,929	502,127
Biogen Inc.(a)	4,389	1,179,983
Bio-Rad Laboratories Inc., Class A(a)	385	138,954
Black Knight Inc.(a)	2,618	175,197
Booz Allen Hamilton Holding Corp.	2,926	228,345
BorgWarner Inc.	5,005	171,621
Brown & Brown Inc.	5,639	253,191
Bunge Ltd.	2,079	109,002
Burlington Stores Inc.(a)	1,540	334,904
Cadence Design Systems Inc.(a)	7,315	527,485
Camden Property Trust	2,156	242,399
Cardinal Health Inc.	6,314	323,340
CDW Corp./DE	4,004	522,322
Cerner Corp.	7,161	514,375
CH Robinson Worldwide Inc	3,696	266,925
Chipotle Mexican Grill Inc.(a)	616	533,924
Cincinnati Financial Corp.	3,080	323,246
Cooper Companies Inc. (The)	1,155	400,658
Copart Inc.(a)	5,313	539,057
Cummins Inc.	3,542	566,614
Darden Restaurants Inc.	3,080	358,604
Delta Air Lines Inc.	4,235	236,059

Security	Shares	Value

United States (continued)
Discovery Inc., Class A(a)(e)	3,927	$114,904
Discovery Inc., Class C, NVS(a)	7,315	203,138
Dollar General Corp.	6,083	933,193
Dover Corp.	3,003	341,892
Eaton Vance Corp., NVS	3,003	137,387
EPAM Systems Inc.(a)	1,309	298,635
Equitable Holdings Inc.	6,776	162,760
Erie Indemnity Co., Class A, NVS	693	115,384
Everest Re Group Ltd.	1,078	298,142
Expeditors International of Washington Inc.	4,389	320,573
F5 Networks Inc.(a)	1,232	150,452
FactSet Research Systems Inc.	770	220,305
Fastenal Co.	14,938	521,037
Fidelity National Financial Inc	7,084	345,345
Flex Ltd.(a)	13,629	179,221
FLIR Systems Inc.	3,773	194,460
Franklin Resources Inc.	5,236	132,471
Gap Inc. (The)	6,160	107,246
Garmin Ltd.	3,003	291,141
Globe Life Inc.	2,464	256,897
Hartford Financial Services Group Inc. (The)	8,547	506,666
HCA Healthcare Inc.	6,622	919,134
HD Supply Holdings Inc.(a)	2,541	103,520
Healthpeak Properties Inc.	10,164	365,802
Henry Schein Inc.(a)	3,234	222,952
Hewlett Packard Enterprise Co.	30,877	430,117
HollyFrontier Corp.	4,466	200,613
Hormel Foods Corp.	7,007	331,151
HP Inc.	31,031	661,581
Huntington Ingalls Industries Inc.	1,001	261,261
IDEX Corp.	1,771	290,178
Ingredion Inc.	1,848	162,624
Intel Corp.	50,281	3,214,464
Intuit Inc.	5,852	1,640,784
Jack Henry & Associates Inc.	1,540	230,292
Jacobs Engineering Group Inc.	3,311	306,367
Jazz Pharmaceuticals PLC(a)	1,386	198,683
JB Hunt Transport Services Inc.	1,925	207,765
JM Smucker Co. (The)	2,926	303,163
Jones Lang LaSalle Inc.	1,309	222,294
Juniper Networks Inc.	8,547	196,068
Keysight Technologies Inc.(a)	4,081	379,492
Kimco Realty Corp.	10,010	190,690
Kohl’s Corp.	4,466	190,921
Kroger Co. (The)	18,788	504,646
Laboratory Corp. of America Holdings(a)	1,925	337,645
Lear Corp.	1,078	132,788
Lennox International Inc.	1,001	233,213
Liberty Property Trust	3,157	197,786
Lincoln National Corp.	5,159	281,062
Loews Corp.	6,853	352,587
Lululemon Athletica Inc.(a)	2,618	626,723
LyondellBasell Industries NV, Class A	6,930	539,570
ManpowerGroup Inc.	1,386	126,805
MarketAxess Holdings Inc.	909	321,950
Masco Corp.	5,005	237,838
Maxim Integrated Products Inc.	6,314	379,598
Medical Properties Trust Inc.	9,394	208,077
Mettler-Toledo International Inc.(a)	616	466,423
Micron Technology Inc.(a)	26,873	1,426,688

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Global ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Microsoft Corp.	1,386	$235,939
Motorola Solutions Inc.	4,081	722,337
MSCI Inc.	2,079	594,178
National Retail Properties Inc.	3,927	219,912
News Corp., Class A, NVS	6,853	93,338
Nordstrom Inc.	3,157	116,367
NRG Energy Inc.	7,238	267,010
NVR Inc.(a)	81	309,175
OGE Energy Corp.	5,082	233,010
Old Dominion Freight Line Inc.	1,700	333,591
Owens Corning	3,003	181,651
Paychex Inc.	8,085	693,450
Perrigo Co. PLC	2,926	166,899
Pinnacle West Capital Corp.	2,233	218,142
Progressive Corp. (The)	14,861	1,199,134
PulteGroup Inc.	5,313	237,225
PVH Corp.	1,617	140,954
Qorvo Inc.(a)	2,541	268,990
Quest Diagnostics Inc.	3,542	391,993
Ralph Lauren Corp.	1,386	157,311
Reinsurance Group of America Inc.	1,536	221,261
ResMed Inc.	3,465	550,831
Robert Half International Inc.	3,234	188,122
Rollins Inc.	6,006	227,928
Ross Stores Inc.	9,240	1,036,636
Seagate Technology PLC	5,621	320,341
SEI Investments Co.	3,465	226,126
Skyworks Solutions Inc.	4,235	479,190
Snap-on Inc.	1,078	172,081
Southwest Airlines Co.	3,850	211,673
Spirit AeroSystems Holdings Inc., Class A	2,387	155,919
Synopsys Inc.(a)	3,850	567,913
T Rowe Price Group Inc.	6,006	801,981
Target Corp.	12,089	1,338,736
TE Connectivity Ltd.	7,931	731,080
Teledyne Technologies Inc.(a)	616	224,877
Teradyne Inc.	3,850	254,061
Textron Inc.	5,544	254,636
Tractor Supply Co.	2,618	243,343
Travelers Companies Inc. (The)	5,544	729,701
TripAdvisor Inc.	2,079	56,798
Tyson Foods Inc., Class A	6,391	528,088
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,309	350,694
United Airlines Holdings Inc.(a)	1,540	115,192
United Rentals Inc.(a)	1,694	229,859
Universal Health Services Inc., Class B	1,771	242,822
Unum Group	5,698	152,080
Varian Medical Systems Inc.(a)	2,233	313,893
VEREIT Inc.	22,253	217,189
Voya Financial Inc.	4,697	280,552
WABCO Holdings Inc.(a)	1,155	156,676
Walgreens Boots Alliance Inc.	16,863	857,484
Waters Corp.(a)	1,617	361,868

Security	Shares	Value

United States (continued)
West Pharmaceutical Services Inc.	1,617	$252,171
Western Union Co. (The)	9,009	242,342
Whirlpool Corp.	1,155	168,826
WR Berkley Corp.	3,542	260,443
WW Grainger Inc.	1,309	396,195
Xerox Holdings Corp.(a)	4,774	169,811

		65,180,104

Total Common Stocks — 99.2% (Cost: $107,349,677)		116,343,736

Preferred Stocks

Brazil — 0.3%
Itausa-Investimentos Itau SA, Preference Shares, NVS	84,776	255,127
Telefonica Brasil SA, Preference Shares, NVS	7,700	107,015

		362,142

Germany — 0.2%
Porsche Automobil Holding SE, Preference Shares, NVS	3,542	239,989

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	161,700	91,348

Total Preferred Stocks — 0.6% (Cost: $661,641)		693,479

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(f)(g)(h)	827,120	827,617
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(f)(g)	68,000	68,000

		895,617

Total Short-Term Investments — 0.8% (Cost: $895,481)		895,617

Total Investments in Securities — 100.6% (Cost: $108,906,799)		117,932,832

Other Assets, Less Liabilities — (0.6)%		(684,787)

Net Assets — 100.0%		$117,248,045

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than $1.
(e)	All or a portion of this security is on loan.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

14	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Global ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	343,737	483,383	827,120	$827,617	$1,252	(b)	$129	$49
BlackRock Cash Funds: Treasury, SL Agency Shares	65,000	3,000	68,000	68,000	1,205		—	—

				$895,617	$2,457		$129	$49

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	1	03/20/20	$161	$1,412

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,412

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$22,580

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,412

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$53,733

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Global ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$115,855,137	$488,597	$2	$116,343,736
Preferred Stocks	693,479	—	—	693,479
Money Market Funds	895,617	—	—	895,617

	$117,444,233	$488,597	$2	$117,932,832

Derivative financial instruments(a)
Assets
Futures Contracts	$1,412	$—	$—	$1,412

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 13.7%
AGL Energy Ltd.	460,312	$6,147,708
Aurizon Holdings Ltd.	1,396,845	5,058,986
Bendigo & Adelaide Bank Ltd.	343,477	2,393,682
BHP Group PLC	1,175,995	25,730,171
BlueScope Steel Ltd.	360,990	3,443,722
CIMIC Group Ltd.	70,285	1,378,161
Coca-Cola Amatil Ltd.	355,342	2,849,846
Cochlear Ltd.	40,552	6,544,454
Dexus	747,825	6,368,030
Flight Centre Travel Group Ltd.	39,971	1,051,880
Fortescue Metals Group Ltd.	972,431	7,414,819
GPT Group (The)	1,295,831	5,204,963
Harvey Norman Holdings Ltd.	360,682	1,021,369
Magellan Financial Group Ltd.	89,557	4,033,100
Medibank Pvt Ltd.	1,928,900	4,003,035
Mirvac Group.	2,760,574	6,283,423
Newcrest Mining Ltd.	316,095	6,248,835
Qantas Airways Ltd.	513,457	2,203,333
Rio Tinto Ltd.	260,276	17,209,854
Scentre Group	3,729,309	9,636,819
Sonic Healthcare Ltd.	295,019	6,254,838
Woolworths Group Ltd.	880,379	24,659,221

		155,140,249

Belgium — 2.3%
Ageas	125,278	6,909,724
Colruyt SA	38,862	1,944,470
Groupe Bruxelles Lambert SA	56,620	5,692,344
Proximus SADP	109,352	3,116,850
UCB SA	88,723	8,168,662

		25,832,050

Canada — 13.2%
Air Canada(a)	91,702	3,073,721
Atco Ltd., Class I, NVS	54,361	2,121,746
Canadian Apartment Properties REIT	55,165	2,360,848
CGI Inc.(a)	168,689	12,924,469
CI Financial Corp.	158,356	2,776,663
Constellation Software Inc.	14,108	14,838,708
Empire Co. Ltd., Class A, NVS	122,818	2,850,941
First Capital Real Estate Investment Trust	123,599	2,025,171
Gildan Activewear Inc.	143,189	3,970,164
H&R Real Estate Investment Trust	95,067	1,537,547
Husky Energy Inc.	247,420	1,610,741
Hydro One Ltd.(b)	240,860	4,898,971
iA Financial Corp. Inc.	74,742	4,115,882
IGM Financial Inc.	58,854	1,703,030
Intact Financial Corp.	97,658	10,586,539
Kinross Gold Corp.(a)	880,338	4,466,423
Kirkland Lake Gold Ltd.	140,200	5,753,018
Loblaw Companies Ltd.	128,547	6,729,874
Magna International Inc.	208,027	10,552,744
Metro Inc.	178,719	7,290,378
Open Text Corp.	188,827	8,503,676
Power Corp. of Canada	211,187	5,272,689
Power Financial Corp.	189,319	4,917,098
RioCan REIT	101,255	2,079,381
SmartCentres Real Estate Investment Trust	51,142	1,214,601
Teck Resources Ltd., Class B	347,972	4,499,128
Thomson Reuters Corp.	140,652	11,314,481

Security	Shares	Value

Canada (continued)
WSP Global Inc.	74,877	$5,324,700

		149,313,332

Denmark — 0.2%
H Lundbeck A/S	49,928	2,123,477

Finland — 1.0%
Elisa OYJ	99,587	5,997,090
Nokian Renkaat OYJ	87,837	2,366,359
Orion OYJ, Class B	74,628	3,528,927

		11,892,376

France — 7.4%
Alstom SA	40,136	2,132,310
Atos SE	68,884	5,735,982
BioMerieux	29,068	2,881,468
Bouygues SA	156,574	6,199,703
Cie. Generale des Etablissements Michelin SCA	119,837	13,944,356
Eurazeo SE	27,704	1,986,392
Eutelsat Communications SA	122,627	1,840,702
Faurecia SE	53,241	2,547,103
Ipsen SA	26,463	1,964,862
Peugeot SA	412,551	8,508,290
SCOR SE	114,499	4,876,299
Societe Generale SA	568,447	18,410,379
STMicroelectronics NV	479,047	13,425,955

		84,453,801

Germany — 2.4%
Carl Zeiss Meditec AG, Bearer	28,292	3,464,529
Covestro AG(b)	122,094	5,161,870
Deutsche Lufthansa AG, Registered	171,829	2,633,522
Hannover Rueck SE	42,313	8,229,419
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	8,795	2,595,525
Puma SE	58,272	4,675,378

		26,760,243

Hong Kong — 4.3%
Hang Lung Properties Ltd.	1,411,000	2,972,860
Hongkong Land Holdings Ltd.	838,400	4,468,672
Kerry Properties Ltd.	464,500	1,307,077
Link REIT	1,302,000	13,246,532
Sino Land Co. Ltd.	2,172,000	2,981,818
Swire Pacific Ltd., Class A	353,000	3,129,989
Swire Properties Ltd.	825,800	2,584,314
Vitasoy International Holdings Ltd.(c)	538,000	1,957,334
WH Group Ltd.(b)	6,708,000	6,444,601
Wharf Real Estate Investment Co. Ltd.	852,000	4,443,843
Wheelock & Co. Ltd.	567,000	3,479,446
Yue Yuen Industrial Holdings Ltd.	504,500	1,406,641

		48,423,127

Israel — 0.3%
Israel Discount Bank Ltd., Class A	820,354	3,742,020

Italy — 0.3%
Leonardo SpA	261,711	3,242,515

Japan — 17.6%
AGC Inc.	128,900	4,465,743
Alfresa Holdings Corp.	131,400	2,699,892
Amada Holdings Co. Ltd.	231,800	2,487,276
Astellas Pharma Inc.	1,323,700	23,821,348
Brother Industries Ltd.	157,000	3,133,192

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Calbee Inc.	55,600	$1,841,620
Chubu Electric Power Co. Inc.	452,500	6,212,299
Credit Saison Co. Ltd.	111,400	1,825,404
Daicel Corp.	174,300	1,686,956
Electric Power Development Co. Ltd.	101,700	2,326,100
Fujitsu Ltd.	137,300	14,713,655
Hino Motors Ltd.	202,000	1,930,821
Hitachi Ltd.	650,200	25,375,707
Japan Airlines Co. Ltd.	80,900	2,310,149
JTEKT Corp.	141,800	1,549,026
Kakaku.com Inc.	94,900	2,518,175
Kamigumi Co. Ltd.	75,900	1,640,759
Konica Minolta Inc.	318,000	1,995,110
Kurita Water Industries Ltd.	70,100	2,092,296
Marubeni Corp.	1,096,900	8,047,745
Medipal Holdings Corp.	125,100	2,696,255
Mitsubishi UFJ Lease & Finance Co. Ltd.	285,000	1,824,884
NEC Corp.	174,900	7,939,364
NH Foods Ltd.	57,000	2,537,482
Nippon Telegraph & Telephone Corp.	900,400	23,148,633
Obayashi Corp.	455,800	5,101,125
ORIX Corp.	153,800	2,636,531
Shimamura Co. Ltd.	14,700	1,120,284
Shinsei Bank Ltd.	114,300	1,782,230
Sumitomo Dainippon Pharma Co. Ltd.	112,400	1,973,494
Sumitomo Heavy Industries Ltd.	77,900	2,107,329
Sumitomo Rubber Industries Ltd.	120,300	1,348,568
Sundrug Co. Ltd.	49,800	1,713,835
Suzuken Co. Ltd.	50,300	1,965,406
Toho Gas Co. Ltd.	56,900	2,228,542
Tohoku Electric Power Co. Inc.	299,500	2,840,670
Tokyo Electric Power Co. Holdings Inc.(a)	1,070,300	4,295,617
Tokyo Gas Co. Ltd.	270,800	6,016,390
Toppan Printing Co. Ltd.	197,000	3,991,438
Tosoh Corp.	181,000	2,626,867
Toyo Suisan Kaisha Ltd.	61,200	2,597,407
Toyoda Gosei Co. Ltd.	45,200	1,051,337
Yamazaki Baking Co. Ltd.	84,600	1,629,790
Yokohama Rubber Co. Ltd. (The)	78,200	1,362,917

		199,209,668

Netherlands — 8.1%
Aegon NV	1,251,281	5,087,692
AerCap Holdings NV(a)	86,262	4,883,292
EXOR NV	76,002	5,612,783
Koninklijke Ahold Delhaize NV	830,129	20,422,871
Koninklijke Philips NV	564,859	25,915,443
Koninklijke Vopak NV	49,399	2,648,514
NN Group NV	214,800	7,474,500
Randstad NV	85,432	4,919,353
Wolters Kluwer NV	196,207	14,768,297

		91,732,745

New Zealand — 0.5%
Mercury NZ Ltd.	477,359	1,618,755
Spark New Zealand Ltd.	1,284,253	3,872,946

		5,491,701

Singapore — 1.2%
ComfortDelGro Corp. Ltd.	1,522,500	2,420,562
Mapletree Commercial Trust	1,417,300	2,440,219
Singapore Airlines Ltd.	380,300	2,382,273

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	533,000	$3,397,392
Venture Corp. Ltd.	193,900	2,319,867
Yangzijiang Shipbuilding Holdings Ltd.	1,729,000	1,203,422

		14,163,735

Spain — 1.6%
Enagas SA	59,542	1,604,742
Mapfre SA	830,949	2,129,023
Red Electrica Corp. SA	305,074	6,097,328
Repsol SA	621,570	8,586,192

		18,417,285

Sweden — 1.3%
Boliden AB	191,862	4,564,328
ICA Gruppen AB	64,418	2,832,383
Kinnevik AB, Class B	173,986	4,202,242
L E Lundbergforetagen AB, Class B	53,250	2,312,611
Millicom International Cellular SA, SDR	23,214	1,096,798

		15,008,362

Switzerland — 9.2%
Adecco Group AG, Registered	108,912	6,402,935
Baloise Holding AG, Registered	34,252	6,190,185
Coca-Cola HBC AG	139,027	5,105,775
Pargesa Holding SA, Bearer	27,187	2,180,429
Roche Holding AG, NVS	123,422	41,501,119
SGS SA, Registered	3,718	10,759,436
Sonova Holding AG, Registered	38,952	9,765,767
Swiss Life Holding AG, Registered	23,563	11,859,070
Swisscom AG, Registered	18,127	9,953,921

		103,718,637

United Kingdom — 14.5%
3i Group PLC	677,822	9,868,765
Barratt Developments PLC	713,571	7,551,374
Berkeley Group Holdings PLC	83,691	5,780,847
Burberry Group PLC	286,285	7,370,251
Carnival PLC	112,181	4,610,806
Direct Line Insurance Group PLC	963,722	4,291,339
easyJet PLC	112,597	2,067,566
Evraz PLC	360,209	1,674,242
Ferguson PLC	159,908	14,337,990
Fiat Chrysler Automobiles NV	761,480	9,900,310
Halma PLC	80,208	2,227,736
Hargreaves Lansdown PLC	204,245	4,644,318
J Sainsbury PLC	1,237,502	3,301,702
JD Sports Fashion PLC	306,954	3,325,224
Kingfisher PLC	1,476,839	3,971,410
M&G PLC(a)	1,794,066	5,680,582
Marks & Spencer Group PLC	1,366,763	3,170,935
Meggitt PLC	544,733	4,851,262
Pearson PLC	547,320	4,100,878
Persimmon PLC	221,513	8,914,715
Rio Tinto PLC	498,910	26,858,972
Smith & Nephew PLC	610,416	14,696,944
Taylor Wimpey PLC	2,298,776	6,518,062
Wm Morrison Supermarkets PLC	1,716,259	4,116,388

		163,832,618

Total Common Stocks — 99.1% (Cost: $1,115,176,265)		1,122,497,941

18	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Germany — 0.6%
Porsche Automobil Holding SE, Preference Shares, NVS	108,144	$7,327,336

Total Preferred Stocks — 0.6% (Cost: $8,431,413)		7,327,336

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(d)(e)(f)	1,792,286	1,793,361
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(d)(e)	302,000	302,000

		2,095,361

Total Short-Term Investments — 0.2% (Cost: $2,095,162)		2,095,361

Total Investments in Securities — 99.9% (Cost: $1,125,702,840)		1,131,920,638

Other Assets, Less Liabilities — 0.1%		650,565

Net Assets — 100.0%		$1,132,571,203

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,241,970	(449,684)	1,792,286	$1,793,361	$7,897	(b)	$1,127	$(250)
BlackRock Cash Funds: Treasury, SL Agency Shares	860,000	(558,000)	302,000	302,000	4,236		—	—

				$2,095,361	$12,133		$1,127	$(250)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	4	03/19/20	$466	$12,464
Euro STOXX 50 Index	23	03/20/20	927	(24,152)
FTSE 100 Index	7	03/20/20	666	(24,482)
TOPIX Index	4	03/12/20	620	(15,164)

				$(51,334)

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,464

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$63,798

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$672,033

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(51,334)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,861,181

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,122,497,941	$—	$—	$1,122,497,941
Preferred Stocks	7,327,336	—	—	7,327,336
Money Market Funds	2,095,361	—	—	2,095,361

	$1,131,920,638	$—	$—	$1,131,920,638

Derivative financial instruments(a)
Assets
Futures Contracts	$12,464	$—	$—	$12,464
Liabilities
Futures Contracts	(63,798)	—	—	(63,798)

	$(51,334)	$—	$—	$(51,334)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

20	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 11.2%
Abacus Property Group	88,968	$225,731
Accent Group Ltd.	66,880	75,890
Ansell Ltd.	29,716	637,384
Austal Ltd.	68,628	180,556
Australian Pharmaceutical Industries Ltd.	85,050	74,872
Aventus Group	49,364	98,810
Beach Energy Ltd.	371,491	664,015
Bravura Solutions Ltd.	53,010	196,246
BWP Trust	106,897	294,121
Castile Resources Pty Ltd.(a)	13,028	1,744
Cedar Woods Properties Ltd.	13,764	73,622
Centuria Industrial REIT	38,880	95,003
Charter Hall Group	101,163	870,925
Charter Hall Retail REIT	73,492	231,728
Charter Hall Social Infrastructure REIT	55,486	129,265
Clinuvel Pharmaceuticals Ltd.	7,980	147,979
Collins Foods Ltd.	24,097	137,765
Credit Corp. Group Ltd.	11,517	273,244
Cromwell Property Group	337,478	276,758
CSR Ltd.	107,318	349,162
Dicker Data Ltd.	10,754	48,523
Estia Health Ltd.	44,878	74,208
G8 Education Ltd.	94,126	120,669
GDI Property Group	117,885	121,928
Genworth Mortgage Insurance Australia Ltd.	45,156	110,641
Growthpoint Properties Australia Ltd.	58,140	170,088
GWA Group Ltd.	41,004	98,271
HT&E Ltd.	54,074	61,540
Infigen Energy	199,462	105,489
Ingenia Communities Group	49,372	157,989
Integrated Research Ltd.	24,065	47,687
IPH Ltd.	44,423	272,409
Jumbo Interactive Ltd.	8,892	80,005
Jupiter Mines Ltd.	304,570	59,129
Lovisa Holdings Ltd.(b)	12,616	94,339
McMillan Shakespeare Ltd.	14,288	123,294
Metcash Ltd.	194,674	341,450
Mount Gibson Iron Ltd.	92,079	55,786
Myer Holdings Ltd.(a)	162,149	47,762
Nanosonics Ltd.(a)	55,024	255,640
Navigator Global Investments Ltd.	30,476	65,695
Netwealth Group Ltd.	20,976	113,884
Northern Star Resources Ltd.	138,756	1,170,416
Pendal Group Ltd.	7,535	44,743
Perenti Global Ltd.	79,880	82,085
Perpetual Ltd.	9,804	280,252
Perseus Mining Ltd.(a)	251,902	194,774
PolyNovo Ltd.(a)	122,740	230,071
Pro Medicus Ltd.	8,930	143,476
Ramelius Resources Ltd.	143,944	126,718
Regis Healthcare Ltd.	29,298	47,269
Regis Resources Ltd.	110,020	331,438
Sandfire Resources Ltd.	37,356	139,544
Saracen Mineral Holdings Ltd.(a)	169,841	449,115
Service Stream Ltd.	72,846	128,257
Shopping Centres Australasia Property Group	197,182	381,490
Sigma Healthcare Ltd.	217,409	87,327
St. Barbara Ltd.	148,708	271,778

Security	Shares	Value

Australia (continued)
Super Retail Group Ltd.	30,058	$188,747
Tassal Group Ltd.	41,165	118,775
Technology One Ltd.	55,670	317,526
Village Roadshow Ltd.	24,974	67,377
Virtus Health Ltd.	16,124	46,631
Viva Energy REIT	104,424	193,641
Western Areas Ltd.	57,684	99,245
Westgold Resources Ltd.(a)	72,048	105,629
Whitehaven Coal Ltd.	151,889	255,222

		13,162,792

Belgium — 3.5%
AGFA-Gevaert NV(a)	35,542	174,566
Barco NV	1,990	495,094
Befimmo SA	4,794	294,856
Bekaert SA	7,486	190,310
bpost SA	21,318	212,527
D’ieteren SA/NV	5,434	350,478
Gimv NV	4,420	272,343
Intervest Offices & Warehouses NV	4,028	119,631
Montea CVA	2,485	245,646
Orange Belgium SA	6,926	140,767
Recticel SA	7,448	63,555
Sioen Industries NV	1,218	29,290
Sofina SA	3,382	773,948
Van de Velde NV	1,275	39,633
Warehouses De Pauw CVA	26,656	761,841

		4,164,485

Canada — 8.6%
AGF Management Ltd., Class B, NVS	16,570	88,579
Alacer Gold Corp.(a)	63,618	299,198
Alaris Royalty Corp.	8,018	132,466
Allied Properties REIT	10,896	454,937
AltaGas Canada Inc.	3,952	99,954
Altus Group Ltd.	8,861	290,442
Artis REIT	13,642	121,613
Badger Daylighting Ltd.	7,828	204,379
Canaccord Genuity Group Inc.	22,423	83,415
Canfor Pulp Products Inc.	6,308	40,494
Celestica Inc.(a)	24,633	223,132
Centerra Gold Inc.(a)	47,509	380,776
China Gold International Resources Corp. Ltd.(a)	64,186	54,841
Cogeco Communications Inc.	3,534	277,632
Cogeco Inc.	1,254	87,914
Computer Modelling Group Ltd.	18,289	111,735
Corby Spirit and Wine Ltd.	2,605	30,589
Corus Entertainment Inc., Class B, NVS	43,890	166,593
Descartes Systems Group Inc. (The)(a)	17,100	767,111
Dream Industrial REIT(b)	12,564	132,808
Dream Office REIT	5,935	146,070
Dundee Precious Metals Inc.(a)	30,552	141,146
Enerplus Corp.	48,571	247,896
Enghouse Systems Ltd.	8,930	353,945
Equitable Group Inc.	2,588	206,152
ERO Copper Corp.(a)(b)	13,870	190,659
Evertz Technologies Ltd.	5,966	78,175
Exco Technologies Ltd.	4,648	26,358
Frontera Energy Corp.	14,098	100,308
Genworth MI Canada Inc.	8,752	386,463
goeasy Ltd.	2,432	123,352

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Granite REIT	5,396	$291,761
Home Capital Group Inc.(a)	12,578	300,054
InterRent REIT	11,524	146,561
Killam Apartment REIT	11,514	175,511
Labrador Iron Ore Royalty Corp.	13,426	214,097
Magellan Aerospace Corp.	3,349	35,654
Major Drilling Group International Inc.(a)	16,188	67,198
Martinrea International Inc.	18,054	176,097
Minto Apartment Real Estate Investment Trust	3,344	62,301
Morguard North American REIT	2,888	41,664
Morguard REIT	5,186	49,368
Neo Performance Materials Inc.	2,587	21,321
North West Co. Inc. (The)	10,526	219,346
OceanaGold Corp.	132,400	277,304
Parex Resources Inc.(a)	31,018	491,344
Real Matters Inc.(a)	17,328	182,117
Rogers Sugar Inc.	21,821	79,031
SEMAFO Inc.(a)	72,390	152,711
Silvercorp Metals Inc.	36,405	189,657
Sprott Inc.	38,456	92,465
Teranga Gold Corp.(a)	18,696	106,447
Transat AT Inc.(a)	7,106	86,827
Transcontinental Inc., Class A	15,660	184,242
Wajax Corp.	3,952	44,554
Wesdome Gold Mines Ltd.(a)	30,172	205,778
Westshore Terminals Investment Corp.	10,108	122,896

		10,065,438

China — 0.2%
K Wah International Holdings Ltd.	266,000	130,518
O-Net Technologies Group Ltd.	76,000	39,640
TK Group Holdings Ltd.	78,000	38,172

		208,330

Denmark — 0.4%
Matas A/S	7,790	73,472
NNIT A/S(c)	2,894	45,749
Per Aarsleff Holding A/S	4,113	125,341
Scandinavian Tobacco Group A/S(c)	13,870	181,722

		426,284

Finland — 0.7%
Cramo OYJ	8,212	124,768
Rovio Entertainment OYJ(c)	10,426	52,386
Sanoma OYJ	15,808	189,725
TietoEVRY OYJ	12,160	397,264

		764,143

France — 2.5%
ABC arbitrage	7,304	53,746
AKWEL	2,090	43,358
Albioma SA	6,043	201,575
Aubay	1,579	52,496
Beneteau SA	7,904	84,921
Boiron SA	1,078	40,976
Bonduelle SCA	3,026	72,098
Cie. des Alpes	1,870	62,377
Coface SA(a)	19,114	235,757
Derichebourg SA	20,827	75,843
Gaztransport Et Technigaz SA	4,762	482,868
GL Events	1,900	44,638
Groupe Crit	535	40,850
Groupe Guillin	1,597	26,441

Security	Shares	Value

France (continued)
Guerbet	1,227	$47,388
IPSOS	8,139	264,276
LNA Sante SA	1,150	58,433
Mersen SA	3,325	109,069
Metropole Television SA	5,092	84,757
Quadient	7,679	184,834
Societe BIC SA	5,472	369,605
Television Francaise 1	8,246	62,277
Vilmorin & Cie SA	1,411	68,332
Virbac SA(a)	912	223,360

		2,990,275

Germany — 3.4%
ADVA Optical Networking SE(a)	9,348	77,385
alstria office REIT AG	32,262	640,332
Amadeus Fire AG	1,191	201,940
bet-at-home.com AG	726	38,426
Borussia Dortmund GmbH & Co. KGaA	13,567	132,608
CANCOM SE	6,787	405,777
Cewe Stiftung & Co. KGaA	1,116	127,385
Corestate Capital Holding SA(b)	2,774	121,583
CropEnergies AG	5,890	65,926
Datagroup SE(b)	836	59,756
Dermapharm Holding SE	2,926	122,505
Deutz AG	25,695	134,745
Draegerwerk AG & Co. KGaA	646	29,459
Eckert & Ziegler Strahlen- und Medizintechnik AG	798	152,815
Elmos Semiconductor AG	2,326	72,175
ElringKlinger AG(a)	5,814	39,689
Hamburger Hafen und Logistik AG	5,557	137,206
Hornbach Baumarkt AG	1,520	33,352
Hornbach Holding AG & Co. KGaA	2,094	132,273
Kloeckner & Co. SE	14,972	95,487
Koenig & Bauer AG	3,040	80,854
Siltronic AG	4,484	485,389
STRATEC SE	1,069	75,700
Takkt AG	6,460	84,905
Varta AG(a)	2,964	252,594
VERBIO Vereinigte BioEnergie AG	5,369	76,159
Wuestenrot & Wuerttembergische AG	5,700	120,902

		3,997,327

Hong Kong — 3.2%
Bright Smart Securities & Commodities Group Ltd.	76,000	20,260
Cafe de Coral Holdings Ltd.	76,000	171,088
Champion REIT	456,000	274,837
Chow Sang Sang Holdings International Ltd.	76,000	89,557
CITIC Telecom International Holdings Ltd.	304,000	105,707
Comba Telecom Systems Holdings Ltd.	304,000	111,579
CSI Properties Ltd.	1,160,000	41,829
Dah Sing Financial Holdings Ltd.	30,400	110,013
Emperor International Holdings Ltd.	232,000	45,713
Fairwood Holdings Ltd.(b)	20,000	48,526
Far East Consortium International Ltd.	228,000	98,659
Giordano International Ltd.	304,000	77,910
Hang Lung Group Ltd.	190,000	473,232
Hysan Development Co. Ltd.	114,000	430,167
IT Ltd.	78,000	17,579
Johnson Electric Holdings Ltd.	76,000	169,326
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	171,500	44,615

22	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
NewOcean Energy Holdings Ltd.(a)(b)	166,000	$23,516
Nissin Foods Co. Ltd.(b)	76,000	61,858
Prosperity REIT	267,000	102,125
Regal Hotels International Holdings Ltd.	78,000	38,975
Shun Tak Holdings Ltd.	304,000	131,546
SITC International Holdings Co. Ltd.	304,000	360,185
Sun Hung Kai & Co. Ltd.	110,000	49,299
Sunlight REIT	266,000	169,228
Texwinca Holdings Ltd.	152,000	32,299
United Laboratories International Holdings Ltd. (The)	152,000	100,421
VSTECS Holdings Ltd.	160,000	77,889
VTech Holdings Ltd.	34,200	311,173

		3,789,111

Ireland — 0.3%
Hibernia REIT PLC	143,222	217,762
Irish Residential Properties REIT PLC	80,222	147,400

		365,162

Israel — 0.6%
Blue Square Real Estate Ltd.	1,026	73,191
Equital Ltd.(a)	1	20
Mehadrin Ltd.(a)	0	13
Menora Mivtachim Holdings Ltd.	4,256	56,772
Naphtha Israel Petroleum Corp. Ltd.	6,878	36,041
Phoenix Holdings Ltd. (The)	15,923	87,593
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,102	63,721
REIT 1 Ltd.	41,801	256,737
Summit Real Estate Holdings Ltd.	8,360	125,432

		699,520

Italy — 2.5%
Ascopiave SpA	18,776	91,969
ASTM SpA	7,397	215,918
Cairo Communication SpA	14,858	39,271
DeA Capital SpA	22,090	34,958
DiaSorin SpA	5,096	626,860
doValue SpA(c)	8,778	114,788
El.En. SpA	2,204	69,464
Enav SpA(c)	58,596	378,253
Falck Renewables SpA	25,314	164,951
Gamenet Group SpA(c)	3,458	49,818
Iren SpA	126,888	422,696
La Doria SpA	2,596	25,489
RAI Way SpA(c)	20,330	132,475
Sesa SpA	1,755	98,411
Tinexta SpA	4,142	49,574
Unipol Gruppo SpA	90,782	463,083

		2,977,978

Japan — 23.0%
Adastria Co. Ltd.	4,700	93,363
Aichi Corp.	6,800	45,423
Aichi Steel Corp.	3,800	123,587
Aisan Industry Co. Ltd.	7,600	49,926
Anest Iwata Corp.	7,600	70,892
Arcland Sakamoto Co. Ltd.	8,000	89,680
Arcs Co. Ltd.	7,600	136,454
Argo Graphics Inc.	3,800	121,659
Asahi Co. Ltd.	3,800	46,174
Asahi Diamond Industrial Co. Ltd.	11,600	64,858
ASKA Pharmaceutical Co. Ltd.	3,900	44,763
Axial Retailing Inc.	3,800	129,898

Security	Shares	Value

Japan (continued)
Bando Chemical Industries Ltd.	7,700	$58,753
Belc Co. Ltd.	3,800	205,453
BML Inc.	3,800	109,738
Broadleaf Co. Ltd.	19,400	109,364
Bunka Shutter Co. Ltd.	15,200	123,552
C.I. Takiron Corp.	6,800	43,667
Canon Electronics Inc.	3,800	73,311
Capcom Co. Ltd.	19,000	545,186
Cawachi Ltd.	4,000	79,015
Chiyoda Integre Co. Ltd.	3,800	72,084
Chori Co. Ltd.	4,000	79,605
Chubu Shiryo Co. Ltd.	3,900	61,675
Citizen Watch Co. Ltd.	64,600	319,469
CMK Corp.	11,600	56,510
Computer Engineering & Consulting Ltd.	4,000	76,394
CONEXIO Corp.	4,000	59,159
Corona Corp.	8,000	75,730
Cybozu Inc.	3,800	67,841
Daido Metal Co. Ltd.	7,700	48,522
Daiho Corp.	3,800	96,135
Daikyonishikawa Corp.	8,000	55,949
Daiwa Industries Ltd.	8,000	86,359
Daiwabo Holdings Co. Ltd.	3,800	215,620
Denki Kogyo Co. Ltd.	800	27,495
Denyo Co. Ltd.	4,000	77,096
Digital Arts Inc.	3,800	179,508
Dip Corp.	7,600	246,473
Doutor Nichires Holdings Co. Ltd.	3,800	72,610
DTS Corp.	7,600	179,087
Eagle Industry Co. Ltd.	3,800	34,675
EDION Corp.	19,000	199,493
Ehime Bank Ltd. (The)	3,800	39,653
Elan Corp.	3,800	59,743
Elecom Co. Ltd.	4,000	163,860
Elematec Corp.	3,800	43,440
EM Systems Co. Ltd.	7,600	63,950
ESPEC Corp.	3,900	80,745
Exedy Corp.	7,600	161,347
FCC Co. Ltd.	7,600	157,490
Foster Electric Co. Ltd.	3,800	57,990
France Bed Holdings Co. Ltd.	3,800	33,518
Fuji Co. Ltd./Ehime	3,800	64,686
Fuji Pharma Co. Ltd.	3,800	48,488
Fujibo Holdings Inc.	3,900	128,639
Fujimori Kogyo Co. Ltd.	4,000	125,479
Fujio Food System Co. Ltd.	3,800	61,531
Future Corp.	3,900	68,835
G-7 Holdings Inc.	3,800	87,054
Gakken Holdings Co. Ltd.	400	26,720
Gecoss Corp.	4,100	40,665
Geo Holdings Corp.	7,800	89,741
Godo Steel Ltd.	3,800	100,412
Goldcrest Co. Ltd.	3,900	67,720
G-Tekt Corp.	4,000	58,790
GungHo Online Entertainment Inc.(a)	8,680	160,650
Gurunavi Inc.	7,600	62,688
Hamakyorex Co. Ltd.	3,900	119,463
Heiwado Co. Ltd.	7,700	136,474
Hibiya Engineering Ltd.	4,000	71,228
Hisaka Works Ltd.	8,000	67,611

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hochiki Corp.	3,800	$53,888
Hogy Medical Co. Ltd.	3,800	132,352
Hosiden Corp.	11,400	128,215
Ichikoh Industries Ltd.	7,600	48,453
Icom Inc.	3,800	89,193
Inaba Denki Sangyo Co. Ltd.	8,600	219,235
Inabata & Co. Ltd.	11,400	155,878
Ines Corp.	4,400	64,994
Infocom Corp.	4,100	115,754
Infomart Corp.	42,600	344,306
Ishihara Sangyo Kaisha Ltd.	8,000	69,308
Itochu Enex Co. Ltd.	15,200	131,265
Japan Aviation Electronics Industry Ltd.	11,400	207,626
Japan Cash Machine Co. Ltd.	3,800	29,170
Japan Meat Co. Ltd.	3,800	79,166
Japan Medical Dynamic Marketing Inc.	3,800	81,655
Japan Pulp & Paper Co. Ltd.	1,400	52,507
Japan Wool Textile Co. Ltd. (The)	11,400	110,755
JCR Pharmaceuticals Co. Ltd.	3,900	341,477
JDC Corp.	7,600	41,932
Jeol Ltd.	7,600	251,732
J-Oil Mills Inc.	3,800	144,448
Joshin Denki Co. Ltd.	4,000	89,311
JVCKenwood Corp.	38,000	88,352
K&O Energy Group Inc.	4,000	59,602
Kaga Electronics Co. Ltd.	4,000	84,883
Kamei Corp.	4,100	42,670
Kanamoto Co. Ltd.	7,600	191,078
Kanematsu Electronics Ltd.	4,000	131,383
Kanto Denka Kogyo Co. Ltd.	11,400	108,546
Kasai Kogyo Co. Ltd.	7,900	59,914
Keihanshin Building Co. Ltd.	7,600	103,778
Keihin Corp.	7,800	185,743
Kissei Pharmaceutical Co. Ltd.	3,800	109,563
KLab Inc.(a)(b)	8,000	58,311
Koa Corp.	4,100	44,751
Koatsu Gas Kogyo Co. Ltd.	3,800	28,364
Kohnan Shoji Co. Ltd.	3,800	83,969
Kurabo Industries Ltd.	4,000	86,765
Kureha Corp.	3,800	217,373
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,000	105,771
KYORIN Holdings Inc.	7,600	138,908
Makino Milling Machine Co. Ltd.	3,800	147,253
Mani Inc.	15,200	388,888
Marudai Food Co. Ltd.	3,800	74,573
Maruwa Co. Ltd./Aichi	1,400	105,015
Maruzen Showa Unyu Co. Ltd.	3,800	103,112
Marvelous Inc.	11,500	74,060
Max Co. Ltd.	3,800	72,399
Maxell Holdings Ltd.	11,400	151,881
MCJ Co. Ltd.	15,200	106,162
Meidensha Corp.	7,600	145,009
Meisei Industrial Co. Ltd.	5,300	42,396
Menicon Co. Ltd.	3,900	177,036
Micronics Japan Co. Ltd.	4,200	49,872
Mimasu Semiconductor Industry Co. Ltd.	4,000	87,134
Mirai Corp.	380	214,568
Mitsubishi Estate Logistics REIT Investment Corp.	76	278,729
Mitsubishi Research Institute Inc.	800	31,960
Mitsuboshi Belting Ltd.	3,800	66,614

Security	Shares	Value

Japan (continued)
Mitsui Sugar Co. Ltd.	4,000	$79,347
Mitsuuroko Group Holdings Co. Ltd.	7,600	78,465
Mizuno Corp.	3,800	93,050
Mochida Pharmaceutical Co. Ltd.	3,800	144,623
MTI Ltd.	3,800	24,297
Nagaileben Co. Ltd.	3,800	83,303
Nakayama Steel Works Ltd.	3,900	17,883
NEC Networks & System Integration Corp.	3,800	144,273
Nichiden Corp.	3,800	72,154
NichiiGakkan Co. Ltd.	7,600	106,232
Nikkiso Co. Ltd.	11,400	145,885
Nippon Flour Mills Co. Ltd.	11,400	174,495
Nippon Koei Co. Ltd.	3,800	127,269
Nippon Seiki Co. Ltd.	7,600	113,385
Nippon Signal Co. Ltd.	12,000	154,117
Nippon Soda Co. Ltd.	3,800	105,181
Nishio Rent All Co. Ltd.	3,900	106,581
Nisshin Oillio Group Ltd. (The)	3,800	129,022
Nissin Corp.	3,900	61,207
Nissin Electric Co. Ltd.	11,400	139,259
Nitto Boseki Co. Ltd.	4,100	174,388
Nitto Kohki Co. Ltd.	200	4,384
Noritake Co. Ltd./Nagoya	3,800	154,090
Ohsho Food Service Corp.	3,800	229,644
Oiles Corp.	3,800	54,063
Okabe Co. Ltd.	7,600	60,654
Okinawa Electric Power Co. Inc. (The)	11,487	214,192
Okuwa Co. Ltd.	3,800	51,819
One REIT Inc.	38	132,352
Osaka Soda Co. Ltd.	4,000	108,354
Osaki Electric Co. Ltd.	11,500	67,163
OSJB Holdings Corp.	26,600	66,755
Oyo Corp.	7,700	99,318
Pack Corp. (The)	4,000	143,378
Paramount Bed Holdings Co. Ltd.	3,800	160,751
Press Kogyo Co. Ltd.	22,800	76,992
Proto Corp.	4,400	55,941
Raito Kogyo Co. Ltd.	11,400	162,925
Raiznext Corp.	8,100	96,107
Raysum Co. Ltd.	3,800	34,359
Riken Keiki Co. Ltd.	3,900	77,219
Riso Kagaku Corp.	3,800	66,124
Riso Kyoiku Co. Ltd.	22,800	76,151
Rock Field Co. Ltd.	3,800	50,697
Ryobi Ltd.	4,100	68,091
Sac’s Bar Holdings Inc.	3,800	29,976
Saizeriya Co. Ltd.	7,600	168,359
Sakai Chemical Industry Co. Ltd.	4,000	83,296
SAMTY Co. Ltd.	7,600	130,915
San ju San Financial Group Inc.	3,800	55,605
San-Ai Oil Co. Ltd.	11,400	117,066
Sanyo Chemical Industries Ltd.	3,800	181,962
SB Technology Corp.	3,800	84,951
SBS Holdings Inc.	3,800	64,265
Seikagaku Corp.	7,800	84,632
Sekisui Jushi Corp.	3,800	85,196
Sekisui Plastics Co. Ltd.	3,900	28,067
Shin-Etsu Polymer Co. Ltd.	12,000	104,848
Shinko Electric Industries Co. Ltd.	15,500	188,628
Shinnihon Corp.	7,700	65,502

24	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shizuoka Gas Co. Ltd.	11,400	$93,716
Showa Corp.	11,600	244,447
Showa Sangyo Co. Ltd.	3,800	105,706
Sinfonia Technology Co. Ltd.	3,800	43,755
Sinko Industries Ltd.	3,900	61,783
Sintokogio Ltd.	11,400	99,711
SKY Perfect JSAT Holdings Inc.	34,200	149,251
St. Marc Holdings Co. Ltd.	3,900	82,365
Star Micronics Co. Ltd.	7,600	99,641
Sumitomo Densetsu Co. Ltd.	4,000	98,169
Sumitomo Mitsui Construction Co. Ltd.	38,040	217,953
Sun Frontier Fudousan Co. Ltd.	4,100	46,604
Taiho Kogyo Co. Ltd.	4,000	26,941
Taiyo Yuden Co. Ltd.	26,600	797,620
Takara Standard Co. Ltd.	7,600	132,948
Takasago International Corp.	3,800	83,268
Tama Home Co. Ltd.	3,800	45,333
Tamron Co. Ltd.	3,900	84,524
Tamura Corp.	15,500	93,528
Tatsuta Electric Wire and Cable Co. Ltd.	11,800	63,472
Tenma Corp.	3,800	69,244
TKC Corp.	3,800	191,429
Tocalo Co. Ltd.	15,200	155,387
Tokai Corp./Gifu	4,100	101,039
Tokai Rika Co. Ltd.	11,400	199,317
Tokyu Construction Co. Ltd.	15,200	108,266
Topre Corp.	8,000	124,814
Topy Industries Ltd.	4,000	66,172
Torii Pharmaceutical Co. Ltd.	3,800	130,950
Tosei Corp.	7,800	102,263
Toshiba TEC Corp.	7,800	311,252
Towa Pharmaceutical Co. Ltd.	7,600	176,493
Toyo Construction Co. Ltd.	22,800	110,229
TPR Co. Ltd.	4,000	67,279
TS Tech Co. Ltd.	7,600	215,270
Tsubakimoto Chain Co.	3,800	119,906
Tsurumi Manufacturing Co. Ltd.	4,000	67,316
Unipres Corp.	8,000	104,442
United Arrows Ltd.	3,800	101,920
Valqua Ltd.	3,900	83,984
Vision Inc.(a)	3,800	50,487
Vital KSK Holdings Inc.	12,000	115,367
Wakita & Co. Ltd.	11,400	107,705
Warabeya Nichiyo Holdings Co. Ltd.	4,000	66,873
World Co. Ltd.	3,800	84,565
Yahagi Construction Co. Ltd.	8,000	62,001
YAMABIKO Corp.	7,800	77,795
Yamazen Corp.	15,200	144,308
Yellow Hat Ltd.	8,000	129,464
Yodogawa Steel Works Ltd.	3,800	69,489
Yokowo Co. Ltd.	3,800	102,726
Yorozu Corp.	4,000	53,513
Yuasa Trading Co. Ltd.	4,000	131,014
Yurtec Corp.	7,700	47,244
ZERIA Pharmaceutical Co. Ltd.	3,800	68,437

		27,077,722

Netherlands — 5.1%
Arcadis NV(b)	15,656	356,716
ASM International NV	9,390	1,145,180
ASR Nederland NV	30,231	1,127,007

Security	Shares	Value

Netherlands (continued)
BE Semiconductor Industries NV	16,416	$698,763
Cementir Holding NV	9,172	65,052
Euronext NV(c)	12,125	1,052,783
ForFarmers NV	7,991	52,248
Kendrion NV	3,041	66,727
Koninklijke Volkerwessels NV	6,954	168,771
NIBC Holding NV(c)	6,338	58,087
NSI NV	3,963	216,076
Signify NV(c)	27,520	918,590
Vastned Retail NV	2,473	66,596

		5,992,596

New Zealand — 0.4%
Air New Zealand Ltd.	121,868	222,405
Argosy Property Ltd.	187,872	173,861
Sky Network Television Ltd.	83,980	37,500

		433,766

Norway — 0.4%
BW LPG Ltd.(c)	17,100	138,391
DNO ASA	140,532	140,627
Fjordkraft Holding ASA(c)	14,982	102,721
Selvaag Bolig ASA	10,190	58,369
Stolt-Nielsen Ltd.	4,133	53,356

		493,464

Singapore — 0.9%
Bumitama Agri Ltd.	38,000	18,932
First REIT	117,800	87,170
Frasers Centrepoint Trust	158,800	335,075
Frasers Commercial Trust	136,800	163,370
Lippo Malls Indonesia Retail Trust	421,800	66,442
Sabana Shari’ah Compliant Industrial REIT	178,600	60,846
Sasseur Real Estate Investment Trust	87,400	50,907
Sheng Siong Group Ltd.	140,600	126,704
SIIC Environment Holdings Ltd.	171,000	29,442
Starhill Global REIT	326,800	175,982

		1,114,870

Spain — 1.1%
Acciona SA	4,712	534,716
eDreams ODIGEO SA(a)	13,003	63,692
Faes Farma SA	64,075	349,359
Mediaset Espana Comunicacion SA	35,036	192,232
Miquel y Costas & Miquel SA	3,952	65,957
Talgo SA(a)(c)	18,742	123,996

		1,329,952

Sweden — 2.9%
AcadeMedia AB(c)	17,632	106,100
Arjo AB, Class B	47,956	229,664
Atrium Ljungberg AB, Class B	9,766	236,079
Bilia AB, Class A	17,699	194,459
BioGaia AB, Class B	3,615	156,584
Biotage AB	12,277	153,102
Bure Equity AB	10,412	232,250
Cellavision AB	3,686	127,537
Clas Ohlson AB, Class B	8,018	85,016
Dios Fastigheter AB	19,684	181,347
Granges AB	16,573	153,201
Humana AB	5,396	34,597
Inwido AB	11,400	85,867
Kambi Group PLC(a)	4,864	65,704
Klovern AB, Class B	100,928	253,193

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Lindab International AB	15,466	$175,220
NetEnt AB	39,952	102,381
Nyfosa AB(a)	36,594	358,018
RaySearch Laboratories AB(a)	4,940	48,177
Scandi Standard AB	9,766	75,079
Vitrolife AB	14,258	299,105

		3,352,680

Switzerland — 5.4%
ALSO Holding AG, Registered	1,301	212,325
APG SGA SA	305	88,232
Ascom Holding AG, Registered	7,914	78,529
Bachem Holding AG, Class B, Registered	1,103	197,624
Belimo Holding AG	114	799,046
BKW AG	4,150	385,976
Burkhalter Holding AG	912	72,718
Feintool International Holding AG, Registered	352	18,796
Galenica AG(c)	10,263	700,197
Gurit Holding AG, Bearer	76	115,050
Huber & Suhner AG, Registered	3,268	243,969
Inficon Holding AG, Registered	358	275,799
Interroll Holding AG, Registered	152	297,239
Intershop Holding AG	231	148,978
Kardex AG, Registered	1,332	227,329
Landis+Gyr Group AG	4,826	442,844
LEM Holding SA, Registered	117	177,116
Orior AG	1,258	115,437
Rieter Holding AG, Registered	656	86,519
Sensirion Holding AG(a)(b)(c)	1,748	71,500
Siegfried Holding AG, Registered	843	390,274
Tecan Group AG, Registered	2,557	723,261
TX Group AG	570	53,723
Valora Holding AG, Registered	722	192,394
Vetropack Holding AG, Bearer	45	134,844
Zehnder Group AG, Registered	1,712	81,300

		6,331,019

United Kingdom — 23.2%
888 Holdings PLC	79,953	141,860
AB Dynamics PLC	2,812	81,549
Advanced Medical Solutions Group PLC	42,756	158,938
AG Barr PLC	22,116	176,378
Aggreko PLC	55,642	565,508
Airtel Africa PLC(c)	161,500	155,409
Alliance Pharma PLC	91,201	104,472
Anglo Pacific Group PLC	37,831	86,522
Ashmore Group PLC	93,442	669,458
Bakkavor Group PLC(c)	30,248	54,147
Biffa PLC(c)	55,335	205,698
Big Yellow Group PLC	33,478	520,301
Bodycote PLC	41,230	465,503
Brewin Dolphin Holdings PLC	62,213	295,233
Card Factory PLC	68,020	79,442
Centamin PLC	250,553	449,180
Central Asia Metals PLC	35,078	93,636
CMC Markets PLC(c)	27,666	57,184
Craneware PLC(b)	4,332	108,498
CVS Group PLC	14,326	216,606
Daily Mail & General Trust PLC, Class A, NVS	34,314	367,290
De La Rue PLC(b)	21,736	40,113
Dialog Semiconductor PLC(a)	16,357	722,717

Security	Shares	Value

United Kingdom (continued)
Diploma PLC	24,488	$628,816
Drax Group PLC	83,866	300,702
Dunelm Group PLC	21,660	330,920
EMIS Group PLC	11,335	171,831
EnQuest PLC(a)	316,361	99,670
Equiniti Group PLC(c)	79,353	214,227
Euromoney Institutional Investor PLC	23,674	381,975
Ferrexpo PLC	63,349	116,158
Firstgroup PLC(a)	259,616	423,676
Forterra PLC(c)	44,431	192,692
Frontier Developments PLC(a)	4,221	78,565
Games Workshop Group PLC	6,698	585,824
Go-Ahead Group PLC (The)	9,236	249,342
Greggs PLC	21,938	651,827
Gulf Keystone Petroleum Ltd.	47,924	117,250
Halfords Group PLC	47,161	101,768
Hansteen Holdings PLC	91,357	140,418
Helical PLC	23,066	145,947
Hotel Chocolat Group PLC(b)	9,089	55,832
Howden Joinery Group PLC	130,074	1,180,355
Ibstock PLC(c)	89,494	343,296
IG Design Group PLC(b)	9,741	102,468
IG Group Holdings PLC	79,268	693,612
International Personal Finance PLC	46,855	97,588
iomart Group PLC	17,482	87,685
IWG PLC	144,932	843,674
John Laing Group PLC(c)	105,453	493,479
Jupiter Fund Management PLC	99,754	507,048
Kainos Group PLC	15,970	166,308
Keller Group PLC	15,316	168,785
LondonMetric Property PLC	153,007	459,459
Lookers PLC	68,637	49,943
Man Group PLC	332,424	674,392
Marshalls PLC	43,441	452,099
Mitchells & Butlers PLC(a)	41,939	221,136
Moneysupermarket.com Group PLC	115,032	493,573
Morgan Sindall Group PLC	8,550	206,478
NCC Group PLC	57,646	163,376
Northgate PLC	29,343	102,889
Numis Corp. PLC	16,230	61,081
Pagegroup PLC	71,679	431,429
Patisserie Holdings PLC(a)(d)	3,062	0	(e)
Pets at Home Group PLC	107,236	398,631
Photo-Me International PLC	56,512	66,821
Picton Property Income Ltd.(The)	130,741	175,790
Playtech PLC	7,448	33,882
Plus500 Ltd.	22,849	268,426
Premier Foods PLC(a)	155,618	74,259
RDI REIT PLC	62,034	107,941
Redde PLC	65,399	84,485
Redrow PLC	49,375	517,435
Royal Mail PLC	192,432	502,762
RPS Group PLC	50,286	115,339
Sabre Insurance Group PLC(c)	51,305	208,639
Safestore Holdings PLC	45,639	484,299
Savills PLC	31,279	512,926
Schroder REIT Ltd.	105,336	73,315
Serica Energy PLC(a)	37,240	56,748
Softcat PLC	25,690	391,136
Spire Healthcare Group PLC(c)	61,093	105,498

26	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Spirent Communications PLC	131,556	$384,119
Stagecoach Group PLC	90,326	162,527
Standard Life Investment Property Income Trust Ltd.	84,139	109,470
Tate & Lyle PLC	100,980	1,055,310
Telecom Plus PLC	13,644	271,941
UK Commercial Property REIT Ltd.	169,677	193,920
Victrex PLC	18,240	532,814
Vistry Group PLC	44,197	803,995
Watkin Jones PLC	33,110	108,023
WH Smith PLC	23,068	727,365

		27,331,051

Total Common Stocks — 99.5% (Cost: $109,756,163)		117,067,965

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,637	95,423
STO SE & Co. KGaA, Preference Shares, NVS	656	76,769

		172,192

Total Preferred Stocks — 0.2% (Cost: $186,241)		172,192

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(f)(g)(h)	1,325,904	1,326,700

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(f)(g)	47,000	$47,000

		1,373,700

Total Short-Term Investments — 1.1% (Cost: $1,373,313)		1,373,700

Total Investments in Securities — 100.8% (Cost: $111,315,717)		118,613,857

Other Assets, Less Liabilities — (0.8)%		(984,505)

Net Assets — 100.0%		$117,629,352

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,505,246	(179,342)	1,325,904	$1,326,700	$14,948	(b)	$103	$(4)
BlackRock Cash Funds: Treasury, SL Agency Shares	25,000	22,000	47,000	47,000	458		—	—

				$1,373,700	$15,406		$103	$(4)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	5	03/20/20	$202	$(6,239)
FTSE 100 Index	2	03/20/20	190	(8,157)

				$(14,396)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$14,396

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$49,171

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(14,396)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$130,640

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$117,066,221	$1,744	$0	(a)	$117,067,965
Preferred Stocks	172,192	—	—		172,192
Money Market Funds	1,373,700	—	—		1,373,700

	$118,612,113	$1,744	$0	(a)	$118,613,857

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(14,396)	$—	$—		$(14,396)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

28	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Huntington Ingalls Industries Inc.	13,949	$3,640,689
Spirit AeroSystems Holdings Inc., Class A	35,440	2,314,941
Teledyne Technologies Inc.(a)	12,393	4,524,189
Textron Inc.	78,849	3,621,534

		14,101,353

Air Freight & Logistics — 0.5%
Expeditors International of Washington Inc.	58,164	4,248,298

Airlines — 0.8%
Delta Air Lines Inc.	55,669	3,102,990
Southwest Airlines Co.	46,155	2,537,602
United Airlines Holdings Inc.(a)	22,033	1,648,068

		7,288,660

Auto Components — 0.7%
Autoliv Inc.	28,406	2,176,752
BorgWarner Inc.	70,126	2,404,620
Lear Corp.	19,760	2,434,037

		7,015,409

Biotechnology — 1.8%
Biogen Inc.(a)	62,842	16,895,072

Building Products — 0.5%
Lennox International Inc.	11,940	2,781,781
Owens Corning	37,281	2,255,128

		5,036,909

Capital Markets — 2.4%
Eaton Vance Corp., NVS	38,855	1,777,616
Franklin Resources Inc.	102,959	2,604,863
MarketAxess Holdings Inc.	12,863	4,555,817
SEI Investments Co.	43,991	2,870,853
T Rowe Price Group Inc.	80,257	10,716,717

		22,525,866

Chemicals — 1.6%
Celanese Corp.	42,158	4,363,353
Eastman Chemical Co.	46,673	3,326,385
LyondellBasell Industries NV, Class A	91,374	7,114,379

		14,804,117

Commercial Services & Supplies — 0.2%
Rollins Inc.	49,843	1,891,542

Communications Equipment — 1.6%
F5 Networks Inc.(a)	20,593	2,514,817
Juniper Networks Inc.	117,820	2,702,791
Motorola Solutions Inc.	55,045	9,742,965

		14,960,573

Construction & Engineering — 0.5%
Jacobs Engineering Group Inc.	46,163	4,271,462

Consumer Finance — 0.5%
Ally Financial Inc.	133,016	4,260,502

Containers & Packaging — 0.3%
Packaging Corp. of America	32,251	3,088,033

Diversified Financial Services — 0.7%
Equitable Holdings Inc.	143,242	3,440,673
Voya Financial Inc.	47,819	2,856,229

		6,296,902

Security	Shares	Value

Diversified Telecommunication Services — 3.1%
AT&T Inc	673,037	$25,319,652
Verizon Communications Inc.	68,147	4,050,658

		29,370,310

Electric Utilities — 5.7%
Duke Energy Corp.	231,743	22,625,069
Exelon Corp.	331,021	15,753,290
OGE Energy Corp.	68,199	3,126,924
Pinnacle West Capital Corp.	38,261	3,737,717
PPL Corp.	242,158	8,763,698

		54,006,698

Electrical Equipment — 1.6%
Acuity Brands Inc.(b)	13,698	1,614,583
Eaton Corp. PLC	142,283	13,441,475

		15,056,058

Electronic Equipment, Instruments & Components — 3.2%
Arrow Electronics Inc.(a)	28,484	2,163,075
CDW Corp./DE	49,304	6,431,707
Flex Ltd.(a)(b)	175,141	2,303,104
FLIR Systems Inc.	46,203	2,381,303
Keysight Technologies Inc.(a)	63,062	5,864,135
TE Connectivity Ltd.	114,454	10,550,370

		29,693,694

Equity Real Estate Investment Trusts (REITs) — 7.4%
AvalonBay Communities Inc.	47,581	10,310,327
Camden Property Trust	32,574	3,662,295
Duke Realty Corp.	120,667	4,381,419
Essex Property Trust Inc.	5,671	1,756,649
Healthpeak Properties Inc.	167,323	6,021,955
Host Hotels & Resorts Inc.	248,680	4,063,431
Kimco Realty Corp.	144,556	2,753,792
Liberty Property Trust	49,697	3,113,517
Medical Properties Trust Inc.	173,737	3,848,274
National Retail Properties Inc.	55,997	3,135,832
Public Storage	53,538	11,979,663
SL Green Realty Corp.	28,247	2,599,854
VEREIT Inc.	359,571	3,509,413
Vornado Realty Trust	58,809	3,867,868
WP Carey Inc.	55,785	4,692,634

		69,696,923

Food & Staples Retailing — 3.2%
Kroger Co. (The)	272,151	7,309,976
Walmart Inc.	201,910	23,116,676

		30,426,652

Food Products — 1.5%
Ingredion Inc.	22,734	2,000,592
JM Smucker Co. (The)	38,855	4,025,766
Tyson Foods Inc., Class A	100,398	8,295,887

		14,322,245

Gas Utilities — 0.7%
Atmos Energy Corp.	39,262	4,594,832
UGI Corp.	58,394	2,428,606

		7,023,438

Health Care Equipment & Supplies — 5.5%
Baxter International Inc.	165,250	14,743,605
Cooper Companies Inc. (The)	16,573	5,749,008
Edwards Lifesciences Corp.(a)	70,855	15,578,180
ResMed Inc.	48,950	7,781,581
Varian Medical Systems Inc.(a)	30,491	4,286,120

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
West Pharmaceutical Services Inc.	25,125	$3,918,244

		52,056,738

Health Care Providers & Services — 2.3%
HCA Healthcare Inc.	92,000	12,769,600
Quest Diagnostics Inc.	45,882	5,077,761
Universal Health Services Inc., Class B	27,676	3,794,656

		21,642,017

Health Care Technology — 0.8%
Cerner Corp.	108,477	7,791,903

Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	129,424	5,633,827
Chipotle Mexican Grill Inc.(a)	8,972	7,776,570

		13,410,397

Household Durables — 1.7%
Garmin Ltd.	44,548	4,318,929
NVR Inc.(a)	1,188	4,534,560
PulteGroup Inc.	88,754	3,962,866
Whirlpool Corp.	21,753	3,179,636

		15,995,991

Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy Inc.	86,194	3,179,697

Insurance — 5.2%
Alleghany Corp.(a)	4,891	3,901,355
Arch Capital Group Ltd.(a)	46,432	2,050,437
Athene Holding Ltd., Class A(a)	41,115	1,790,969
Brown & Brown Inc.	81,750	3,670,575
Erie Indemnity Co., Class A, NVS	8,767	1,459,706
Everest Re Group Ltd.	13,950	3,858,151
Fidelity National Financial Inc.	93,494	4,557,832
Globe Life Inc.	35,480	3,699,145
Hartford Financial Services Group Inc. (The)	123,192	7,302,822
Lincoln National Corp.	68,205	3,715,808
Loews Corp.(b)	92,720	4,770,444
Reinsurance Group of America Inc.	21,199	3,053,716
Unum Group	71,443	1,906,814
WR Berkley Corp.	49,926	3,671,059

		49,408,833

Interactive Media & Services — 1.0%
TripAdvisor Inc.	36,937	1,009,119
Twitter Inc.(a)	250,198	8,126,431

		9,135,550

Internet & Direct Marketing Retail — 0.8%
Amazon.com Inc.(a)	3,786	7,605,014

IT Services — 3.0%
Accenture PLC, Class A	4,525	928,575
Akamai Technologies Inc.(a)(b)	56,211	5,247,297
Black Knight Inc.(a)	50,959	3,410,176
Booz Allen Hamilton Holding Corp.	47,771	3,728,049
EPAM Systems Inc.(a)	18,688	4,263,480
Jack Henry & Associates Inc.	26,370	3,943,370
Mastercard Inc., Class A	22,517	7,114,021

		28,634,968

Life Sciences Tools & Services — 1.8%
Agilent Technologies Inc.	105,437	8,704,879
Bio-Rad Laboratories Inc., Class A(a)	7,618	2,749,489

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	22,745	$5,090,103

		16,544,471

Machinery — 1.2%
Cummins Inc.	50,207	8,031,614
Snap-on Inc.	18,908	3,018,284

		11,049,898

Media — 1.0%
Discovery Inc., Class A(a)	54,246	1,587,238
Discovery Inc., Class C, NVS(a)	127,106	3,529,734
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	55,825	2,736,541
News Corp., Class A, NVS	132,404	1,803,342

		9,656,855

Metals & Mining — 0.8%
Nucor Corp.	102,647	4,874,706
Steel Dynamics Inc.	75,269	2,249,038

		7,123,744

Multi-Utilities — 1.8%
Ameren Corp.	83,744	6,871,195
Public Service Enterprise Group Inc.	169,777	10,050,799

		16,921,994

Multiline Retail — 2.3%
Kohl’s Corp.	55,203	2,359,928
Target Corp.	174,075	19,277,066

		21,636,994

Oil, Gas & Consumable Fuels — 2.6%
HollyFrontier Corp.	53,267	2,392,754
Phillips 66	108,610	9,923,696
Valero Energy Corp.	140,275	11,826,585

		24,143,035

Pharmaceuticals — 0.6%
Jazz Pharmaceuticals PLC(a)	19,291	2,765,365
Perrigo Co. PLC	44,320	2,528,013

		5,293,378

Professional Services — 0.4%
ManpowerGroup Inc.	20,388	1,865,298
Robert Half International Inc.	40,297	2,344,077

		4,209,375

Real Estate Management & Development — 1.0%
CBRE Group Inc., Class A(a)	108,861	6,645,964
Jones Lang LaSalle Inc.	17,647	2,996,814

		9,642,778

Road & Rail — 1.2%
AMERCO	3,002	1,114,553
Kansas City Southern	33,905	5,719,434
Old Dominion Freight Line Inc.	21,804	4,278,599

		11,112,586

Semiconductors & Semiconductor Equipment — 6.9%
Intel Corp.	470,826	30,099,906
Micron Technology Inc.(a)	376,067	19,965,397
Qorvo Inc.(a)	40,131	4,248,268
Skyworks Solutions Inc.	58,500	6,619,275
Teradyne Inc.	58,203	3,840,816

		64,773,662

Software — 6.9%
ANSYS Inc.(a)(b)	28,654	7,860,652
Cadence Design Systems Inc.(a)	95,450	6,882,899
Intuit Inc.	78,703	22,066,747

30	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Microsoft Corp.	122,229	$20,807,043
Synopsys Inc.(a)	51,204	7,553,102

		65,170,443

Specialty Retail — 1.8%
Best Buy Co. Inc.	81,883	6,934,671
Gap Inc. (The)	77,675	1,352,322
Ross Stores Inc.	76,258	8,555,385

		16,842,378

Technology Hardware, Storage & Peripherals — 5.3%
Apple Inc.	83,556	25,861,417
Hewlett Packard Enterprise Co.	444,819	6,196,329
HP Inc.	504,890	10,764,255
Seagate Technology PLC	82,495	4,701,390
Xerox Holdings Corp.(a)	68,403	2,433,095

		49,956,486

Textiles, Apparel & Luxury Goods — 1.0%
Lululemon Athletica Inc.(a)	37,727	9,031,466

Trading Companies & Distributors — 1.1%
HD Supply Holdings Inc.(a)	58,205	2,371,272
United Rentals Inc.(a)	26,291	3,567,426
WW Grainger Inc.	15,805	4,783,699

		10,722,397

Total Common Stocks — 99.7% (Cost: $857,089,416)		938,973,764

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	5,424,405	$5,427,660
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	1,966,000	1,966,000

		7,393,660

Total Short-Term Investments — 0.8% (Cost: $7,392,772)		7,393,660

Total Investments in Securities — 100.5% (Cost: $864,482,188)		946,367,424

Other Assets, Less Liabilities — (0.5)		(4,847,590)

Net Assets — 100.0%		$941,519,834

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,241,330	3,183,075	5,424,405	$5,427,660	$11,088	(b)	$2,129	$502
BlackRock Cash Funds: Treasury, SL Agency Shares	1,949,000	17,000	1,966,000	1,966,000	14,585		—	—

				$7,393,660	$25,673		$2,129	$502

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	10	03/20/20	$1,612	$13,334
S&P MidCap 400 E-Mini	4	03/20/20	803	(13,308)

				$26

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$13,334

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$13,308

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$231,686

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .	$26

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$804,933

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$938,973,764	$—	$—	$938,973,764
Money Market Funds	7,393,660	—	—	7,393,660

	$946,367,424	$—	$—	$946,367,424

Derivative financial instruments(a)
Assets
Futures Contracts	$13,334	$—	$—	$13,334
Liabilities
Futures Contracts	(13,308)	—	—	(13,308)

	$26	$—	$—	$26

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) January 31, 2020	iShares® Edge MSCI Multifactor USA Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.9%
Spirit AeroSystems Holdings Inc., Class A	369	$24,103

Air Freight & Logistics — 1.3%
Expeditors International of Washington Inc.	480	35,059

Auto Components — 0.9%
Lear Corp.	208	25,621

Building Products — 1.2%
Lennox International Inc.	39	9,086
Owens Corning	388	23,470

		32,556

Capital Markets — 3.0%
Eaton Vance Corp., NVS	403	18,438
MarketAxess Holdings Inc.	101	35,772
SEI Investments Co.	458	29,889

		84,099

Chemicals — 2.3%
Celanese Corp.	309	31,982
Eastman Chemical Co.	446	31,786

		63,768

Communications Equipment — 2.0%
F5 Networks Inc.(a)	215	26,256
Juniper Networks Inc.	1,237	28,377

		54,633

Construction & Engineering — 1.3%
Jacobs Engineering Group Inc.	392	36,272

Consumer Finance — 1.4%
Ally Financial Inc.	1,184	37,924

Containers & Packaging — 1.1%
Packaging Corp. of America	315	30,161

Diversified Financial Services — 2.4%
Equitable Holdings Inc.	1,488	35,742
Voya Financial Inc.	501	29,925

		65,667

Electric Utilities — 2.6%
OGE Energy Corp.	716	32,828
Pinnacle West Capital Corp.	401	39,174

		72,002

Electrical Equipment — 0.6%
Acuity Brands Inc.	143	16,855

Electronic Equipment, Instruments & Components — 3.9%
Arrow Electronics Inc.(a)	298	22,630
Flex Ltd.(a)	1,843	24,236
FLIR Systems Inc.	484	24,945
Keysight Technologies Inc.(a)	395	36,731

		108,542

Equity Real Estate Investment Trusts (REITs) — 9.9%
Healthpeak Properties Inc.	1,172	42,180
Host Hotels & Resorts Inc.	2,157	35,245
Kimco Realty Corp.	1,510	28,766
Medical Properties Trust Inc.	1,765	39,095
National Retail Properties Inc.	575	32,200
SL Green Realty Corp.	295	27,152
VEREIT Inc.	3,704	36,151

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Vornado Realty Trust	550	$36,173

		276,962

Food Products — 2.1%
Ingredion Inc.	239	21,032
JM Smucker Co. (The)	349	36,160

		57,192

Gas Utilities — 0.9%
UGI Corp.	601	24,996

Health Care Equipment & Supplies — 6.0%
Cooper Companies Inc. (The)	127	44,055
ResMed Inc.	295	46,896
Varian Medical Systems Inc.(a)	268	37,673
West Pharmaceutical Services Inc.	240	37,428

		166,052

Health Care Providers & Services — 4.0%
Henry Schein Inc.(a)	514	35,435
Quest Diagnostics Inc.	368	40,727
Universal Health Services Inc., Class B	256	35,100

		111,262

Hotels, Restaurants & Leisure — 1.7%
Chipotle Mexican Grill Inc.(a)	56	48,539

Household Durables — 4.0%
NVR Inc.(a)	10	38,170
PulteGroup Inc.	895	39,962
Whirlpool Corp.	227	33,180

		111,312

Household Products — 1.4%
Church & Dwight Co. Inc.	534	39,633

Independent Power and Renewable Electricity Producers — 1.2%
NRG Energy Inc.	889	32,795

Insurance — 2.6%
Erie Indemnity Co., Class A, NVS	83	13,820
Fidelity National Financial Inc.	782	38,122
Unum Group	745	19,884

		71,826

Interactive Media & Services — 0.8%
Match Group Inc.(a)(b)	204	15,957
TripAdvisor Inc.	274	7,486

		23,443

IT Services — 5.6%
Akamai Technologies Inc.(a)	444	41,448
Booz Allen Hamilton Holding Corp.	482	37,615
EPAM Systems Inc.(a)	174	39,696
Jack Henry & Associates Inc.	244	36,488

		155,247

Life Sciences Tools & Services — 2.0%
Bio-Rad Laboratories Inc., Class A(a)	41	14,798
Waters Corp.(a)(b)	178	39,834

		54,632

Machinery — 1.1%
Snap-on Inc.	198	31,607

Media — 2.5%
Discovery Inc., Class A(a)(b)	566	16,561
Discovery Inc., Class C, NVS(a)	1,262	35,046

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
News Corp., Class A, NVS	1,381	$18,809

		70,416

Metals & Mining — 0.8%
Steel Dynamics Inc.	784	23,426

Multi-Utilities — 1.6%
Ameren Corp.	541	44,389

Multiline Retail — 1.4%
Kohl’s Corp.	578	24,709
Nordstrom Inc.	388	14,302

		39,011

Oil, Gas & Consumable Fuels — 0.9%
HollyFrontier Corp.	558	25,065

Pharmaceuticals — 2.0%
Jazz Pharmaceuticals PLC(a)	203	29,100
Perrigo Co. PLC	463	26,410

		55,510

Professional Services — 1.6%
ManpowerGroup Inc.	215	19,670
Robert Half International Inc.	421	24,490

		44,160

Real Estate Management & Development — 2.7%
CBRE Group Inc., Class A(a)	731	44,627
Jones Lang LaSalle Inc.	185	31,417

		76,044

Road & Rail — 1.3%
Old Dominion Freight Line Inc.	189	37,087

Semiconductors & Semiconductor Equipment — 4.3%
Qorvo Inc.(a)	353	37,369
Skyworks Solutions Inc.	405	45,826
Teradyne Inc.	546	36,030

		119,225

Software — 3.2%
Cadence Design Systems Inc.(a)	616	44,420
Synopsys Inc.(a)	310	45,728

		90,148

Specialty Retail — 2.1%
Best Buy Co. Inc.	541	45,817

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	807	$14,050

		59,867

Technology Hardware, Storage & Peripherals — 2.2%
Seagate Technology PLC	653	37,215
Xerox Holdings Corp.(a)	711	25,290

		62,505

Textiles, Apparel & Luxury Goods — 1.8%
Lululemon Athletica Inc.(a)	210	50,272

Trading Companies & Distributors — 3.2%
HD Supply Holdings Inc.(a)	501	20,411
United Rentals Inc.(a)(b)	238	32,294
WW Grainger Inc.	120	36,320

		89,025

Total Common Stocks — 99.8% (Cost: $2,562,839)		2,778,910

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.78%(c)(d)(e)	109,664	109,729
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.50%(c)(d)	5,000	5,000

		114,729

Total Short-Term Investments — 4.1% (Cost: $114,721)		114,729

Total Investments in Securities — 103.9% (Cost: $2,677,560)		2,893,639

Other Assets, Less Liabilities — (3.9)%		(107,724)

Net Assets — 100.0%		$2,785,915

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	109,664	109,664	$109,729	$120	(b)	$(6)	$8
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	4,000	5,000	5,000	22		—	—

				$114,729	$142		$(6)	$8

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

34	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,778,910	$—	$—	$2,778,910
Money Market Funds	114,729	—	—	114,729

	$2,893,639	$—	$—	$2,893,639

See notes to financial statements.

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
National Presto Industries Inc.	2,232	$192,376
Park Aerospace Corp.	8,401	129,963
Vectrus Inc.(a)	5,242	292,242

		614,581

Air Freight & Logistics — 0.6%
Echo Global Logistics Inc.(a)	12,429	240,874
Forward Air Corp.	12,866	842,080
Hub Group Inc., Class A(a)	15,227	805,051

		1,888,005

Airlines — 0.2%
Hawaiian Holdings Inc.	5,450	151,946
SkyWest Inc.	5,806	320,317

		472,263

Auto Components — 0.1%
Stoneridge Inc.(a)	12,481	347,721

Banks — 2.1%
Amalgamated Bank, Class A	6,535	112,663
Arrow Financial Corp.	6,059	212,429
Bancorp. Inc. (The)(a)	23,284	275,450
Camden National Corp.	7,021	331,812
Capital City Bank Group Inc.	5,719	163,106
Central Pacific Financial Corp.	8,547	237,008
Community Trust Bancorp. Inc.	7,292	319,025
Financial Institutions Inc.	6,920	213,205
First BanCorp./Puerto Rico	89,396	828,701
First Community Bankshares Inc.	6,472	189,694
First Financial Corp./IN	5,020	209,485
Great Southern Bancorp. Inc.	5,184	295,021
Hanmi Financial Corp.	11,501	193,447
Independent Bank Corp./MI	9,199	196,675
OFG Bancorp.	20,762	409,219
Popular Inc.	43,830	2,452,727

		6,639,667

Beverages — 0.5%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	3,979	1,418,036

Biotechnology — 1.3%
Anika Therapeutics Inc.(a)(b)	6,290	258,582
Arrowhead Pharmaceuticals Inc.(a)	38,976	1,633,484
BioSpecifics Technologies Corp.(a)(b)	2,507	148,114
Catalyst Pharmaceuticals Inc.(a)(b)	42,213	173,496
Eagle Pharmaceuticals Inc./DE(a)	5,015	269,907
Myriad Genetics Inc.(a)	33,663	930,782
PDL BioPharma Inc.(a)(b)	52,042	171,218
Veracyte Inc.(a)	20,976	550,620

		4,136,203

Building Products — 0.6%
Apogee Enterprises Inc.	11,611	369,462
Continental Building Products Inc.(a)	15,763	583,073
CSW Industrials Inc.	6,847	519,550
Quanex Building Products Corp.	15,091	267,413

		1,739,498

Capital Markets — 3.9%
Artisan Partners Asset Management Inc., Class A	24,303	811,720
BrightSphere Investment Group PLC(a)	35,174	323,952
Cohen & Steers Inc.	10,762	796,173

Security	Shares	Value

Capital Markets (continued)
Cowen Inc., Class A(a)(b)	12,213	$196,263
Diamond Hill Investment Group Inc.	1,495	210,451
Donnelley Financial Solutions Inc.(a)	14,846	134,505
Evercore Inc., Class A	18,119	1,388,278
Federated Investors Inc., Class B	43,683	1,582,635
GAMCO Investors Inc., Class A	2,707	44,801
Houlihan Lokey Inc.	18,647	966,847
Janus Henderson Group PLC	72,580	1,834,096
Legg Mason Inc.	39,420	1,543,293
Moelis & Co., Class A	22,430	807,480
Piper Jaffray Companies	6,132	505,461
Pzena Investment Management Inc., Class A	8,146	66,716
Victory Capital Holdings Inc., Class A(b)	6,418	133,879
Waddell & Reed Financial Inc., Class A	33,207	530,648
Westwood Holdings Group Inc.	3,459	97,129

		11,974,327

Chemicals — 1.1%
AdvanSix Inc.(a)	12,635	236,527
Chase Corp.	3,398	312,514
FutureFuel Corp.	11,950	130,972
Hawkins Inc.	4,371	182,620
Innophos Holdings Inc.	8,971	286,713
Innospec Inc.	11,033	1,111,354
Stepan Co.	9,251	912,611
Tredegar Corp.	12,164	247,538

		3,420,849

Commercial Services & Supplies — 2.3%
ACCO Brands Corp.	44,490	384,394
Brady Corp., Class A, NVS	22,463	1,243,776
Ennis Inc.	11,902	248,276
Heritage-Crystal Clean Inc.(a)	7,028	199,244
Herman Miller Inc.	26,919	1,040,419
HNI Corp.	19,554	703,358
Kimball International Inc., Class B, NVS	16,717	313,945
Knoll Inc.	22,682	561,606
McGrath RentCorp.	11,051	854,463
Quad/Graphics Inc.	15,209	64,638
RR Donnelley & Sons Co.	32,238	77,371
Steelcase Inc., Class A	40,468	753,110
Viad Corp.	9,120	592,800
VSE Corp.	3,999	124,409

		7,161,809

Communications Equipment — 0.3%
ADTRAN Inc.	21,786	197,163
Extreme Networks Inc.(a)(b)	55,036	324,713
NETGEAR Inc.(a)(b)	14,178	364,658
Ribbon Communications Inc.(a)	25,048	70,635

		957,169

Construction & Engineering — 1.2%
Aegion Corp.(a)	14,074	294,147
Arcosa Inc.	19,818	867,037
Construction Partners Inc., Class A(a)	8,168	137,059
Great Lakes Dredge & Dock Corp.(a)	26,182	274,125
IES Holdings Inc.(a)	3,866	96,689
MYR Group Inc.(a)	7,586	217,870
Quanta Services Inc.(b)	35,634	1,395,071
Sterling Construction Co. Inc.(a)	12,625	166,334
Tutor Perini Corp.(a)(b)	18,095	203,750

		3,652,082

36	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	1,024	$91,904

Consumer Finance — 0.7%
Encore Capital Group Inc.(a)(b)	12,033	408,520
EZCORP Inc., Class A, NVS(a)(b)	23,893	148,614
Navient Corp.	94,533	1,359,385
World Acceptance Corp.(a)	3,082	266,501

		2,183,020

Containers & Packaging — 0.1%
Myers Industries Inc.	14,561	235,597

Diversified Consumer Services — 0.4%
American Public Education Inc.(a)	7,392	176,151
K12 Inc.(a)	17,424	281,224
Perdoceo Education Corp.(a)(b)	31,502	560,106
Regis Corp.(a)(b)	11,437	177,502

		1,194,983

Diversified Telecommunication Services — 0.3%
ATN International Inc.	5,103	295,311
Bandwidth Inc.(a)(b)	6,714	476,425

		771,736

Electric Utilities — 1.9%
El Paso Electric Co.	18,592	1,265,929
MGE Energy Inc.	15,799	1,262,814
Otter Tail Corp.	16,142	864,566
Portland General Electric Co.	40,612	2,497,638

		5,890,947

Electrical Equipment — 0.2%
Encore Wire Corp.	9,528	517,466

Electronic Equipment, Instruments & Components — 8.4%
Anixter International Inc.(a)	14,600	1,424,960
Avnet Inc.	47,087	1,718,205
AVX Corp.	23,116	468,561
Badger Meter Inc.	13,268	783,608
Belden Inc.	20,714	1,020,579
Benchmark Electronics Inc.	16,287	501,314
CTS Corp.	14,144	414,561
Daktronics Inc.	17,404	102,684
Dolby Laboratories Inc., Class A	29,307	2,032,147
ePlus Inc.(a)	6,152	490,437
Fabrinet(a)	16,800	1,059,072
Insight Enterprises Inc.(a)	16,305	1,074,010
Jabil Inc.	62,420	2,427,514
KEMET Corp.	25,126	654,281
Kimball Electronics Inc.(a)	11,587	187,478
Knowles Corp.(a)	41,527	819,328
Methode Electronics Inc.	16,899	553,442
Napco Security Technologies Inc.(a)(b)	5,474	160,936
National Instruments Corp.	56,614	2,526,683
OSI Systems Inc.(a)	7,888	682,627
PC Connection Inc.(b)	5,395	268,887
Plexus Corp.(a)	13,348	949,310
Sanmina Corp.(a)	31,719	1,009,933
ScanSource Inc.(a)	11,564	403,468
Tech Data Corp.(a)	16,547	2,381,775
TTM Technologies Inc.(a)(b)	41,240	593,444
Vishay Intertechnology Inc.	59,708	1,211,475
Vishay Precision Group Inc.(a)	4,836	167,035

		26,087,754

Security	Shares	Value

Energy Equipment & Services — 0.1%
Matrix Service Co.(a)	12,217	$245,806
Newpark Resources Inc.(a)	40,768	203,840

		449,646

Entertainment — 0.3%
Glu Mobile Inc.(a)	51,744	305,289
IMAX Corp.(a)	25,157	416,097
Marcus Corp. (The)	9,424	274,710

		996,096

Equity Real Estate Investment Trusts (REITs) — 10.7%
American Finance Trust Inc.	48,419	627,994
Apple Hospitality REIT Inc.	96,644	1,451,593
Ashford Hospitality Trust Inc.	44,193	108,715
Brixmor Property Group Inc.	135,075	2,696,097
Cedar Realty Trust Inc.	40,541	105,407
Chatham Lodging Trust	21,387	349,677
Community Healthcare Trust Inc.	8,070	380,662
CoreCivic Inc.	54,272	865,638
CorEnergy Infrastructure Trust Inc.	6,163	281,033
DiamondRock Hospitality Co.	91,232	882,213
Equity Commonwealth	55,404	1,816,697
Essential Properties Realty Trust Inc.	21,908	604,880
Franklin Street Properties Corp.	48,868	371,397
Getty Realty Corp.	15,929	502,082
Industrial Logistics Properties Trust	29,577	677,018
Innovative Industrial Properties Inc.	5,156	461,462
Investors Real Estate Trust	5,301	390,684
iStar Inc.	28,329	412,470
Lexington Realty Trust	96,273	1,065,742
LTC Properties Inc.	18,120	836,419
One Liberty Properties Inc.	6,797	185,830
Outfront Media Inc.	65,138	1,937,204
Park Hotels & Resorts Inc.	107,717	2,363,311
Piedmont Office Realty Trust Inc., Class A	57,325	1,329,367
PS Business Parks Inc.	9,349	1,566,518
Retail Properties of America Inc., Class A	97,363	1,182,960
Retail Value Inc.	7,247	238,209
RPT Realty	36,624	510,905
Service Properties Trust	74,729	1,612,652
Spirit Realty Capital Inc.	40,947	2,161,183
Summit Hotel Properties Inc.	47,913	531,355
Sunstone Hotel Investors Inc.	102,182	1,295,668
Universal Health Realty Income Trust	5,956	734,673
Urstadt Biddle Properties Inc., Class A	13,622	308,811
Weingarten Realty Investors	54,894	1,597,415
Xenia Hotels & Resorts Inc.	51,338	959,507

		33,403,448

Food & Staples Retailing — 0.3%
Ingles Markets Inc., Class A	5,815	242,428
SpartanNash Co.	16,557	201,664
Village Super Market Inc., Class A	3,909	87,014
Weis Markets Inc.	7,351	269,708

		800,814

Food Products — 0.4%
Freshpet Inc.(a)	14,443	908,176
John B Sanfilippo & Son Inc.	3,810	321,183

		1,229,359

Gas Utilities — 1.4%
Chesapeake Utilities Corp.	7,399	711,858
National Fuel Gas Co.	35,301	1,524,650

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Southwest Gas Holdings Inc.	24,686	$1,864,040
Star Group LP	21,221	196,931

		4,297,479

Health Care Equipment & Supplies — 7.1%
AngioDynamics Inc.(a)(b)	16,988	233,925
Atrion Corp.	682	490,488
Cardiovascular Systems Inc.(a)	16,074	729,599
CONMED Corp.	12,898	1,311,469
Cutera Inc.(a)(b)	5,167	145,606
Globus Medical Inc., Class A(a)	34,830	1,820,912
Haemonetics Corp.(a)	23,023	2,472,440
Heska Corp.(a)(b)	3,100	310,589
Lantheus Holdings Inc.(a)	17,694	309,822
LeMaitre Vascular Inc.	7,692	276,797
Masimo Corp.(a)(b)	22,974	3,919,364
Meridian Bioscience Inc.	19,458	191,467
Mesa Laboratories Inc.(b)	1,786	468,718
Natus Medical Inc.(a)	15,524	485,746
Novocure Ltd.(a)	34,536	2,813,302
NuVasive Inc.(a)	23,651	1,823,965
Orthofix Medical Inc.(a)	8,671	375,107
Quidel Corp.(a)(b)	16,035	1,231,488
Surmodics Inc.(a)(b)	6,145	242,051
Tandem Diabetes Care Inc.(a)(b)	24,052	1,828,914
Varex Imaging Corp.(a)	17,495	483,737

		21,965,506

Health Care Providers & Services — 6.8%
Addus HomeCare Corp.(a)	6,243	588,965
Amedisys Inc.(a)	14,592	2,575,342
AMN Healthcare Services Inc.(a)	21,268	1,433,038
Chemed Corp.	7,218	3,371,095
CorVel Corp.(a)	4,630	423,969
Cross Country Healthcare Inc.(a)	16,814	166,459
Encompass Health Corp.	38,964	3,001,397
Ensign Group Inc. (The)	23,112	1,044,662
Hanger Inc.(a)(b)	15,303	373,852
LHC Group Inc.(a)	12,995	1,894,021
Magellan Health Inc.(a)	10,285	752,965
National HealthCare Corp.	5,234	439,237
National Research Corp.	5,669	383,621
Owens & Minor Inc.(b)	28,696	179,637
Patterson Companies Inc.	39,158	861,868
Pennant Group Inc. (The)(a)	11,475	302,940
Providence Service Corp. (The)(a)	5,324	345,261
RadNet Inc.(a)	19,414	438,174
Tenet Healthcare Corp.(a)	39,293	1,243,231
Tivity Health Inc.(a)	21,796	471,774
Triple-S Management Corp., Class B(a)	11,085	195,318
U.S. Physical Therapy Inc.(b)	5,821	681,872

		21,168,698

Health Care Technology — 1.6%
Allscripts Healthcare Solutions Inc.(a)	75,951	651,660
Change Healthcare Inc.(a)(b)	22,762	353,266
Computer Programs & Systems Inc.	6,215	161,590
HealthStream Inc.(a)	11,801	301,516
HMS Holdings Corp.(a)	39,807	1,087,527
Inspire Medical Systems Inc.(a)	5,453	407,884
NextGen Healthcare Inc.(a)(b)	22,347	309,729
Omnicell Inc.(a)	18,370	1,493,114

Security	Shares	Value

Health Care Technology (continued)
Simulations Plus Inc.(b)	5,596	$182,318

		4,948,604

Hotels, Restaurants & Leisure — 0.5%
Brinker International Inc.	17,093	729,700
Chuy’s Holdings Inc.(a)(b)	7,620	187,071
Denny’s Corp.(a)	27,085	554,430
Red Robin Gourmet Burgers Inc.(a)	5,911	194,295

		1,665,496

Household Durables — 0.8%
Ethan Allen Interiors Inc.	11,508	185,854
Hooker Furniture Corp.	5,380	132,563
La-Z-Boy Inc.	21,255	651,254
Meritage Homes Corp.(a)	16,571	1,175,878
Tupperware Brands Corp.	22,233	139,179
Universal Electronics Inc.(a)	6,321	313,079

		2,597,807

Insurance — 3.2%
American National Insurance Co.	3,679	405,279
Assured Guaranty Ltd.	44,855	2,056,153
Brighthouse Financial Inc.(a)	50,627	1,969,390
Crawford & Co., Class A, NVS	7,719	67,464
Employers Holdings Inc.	8,069	344,143
First American Financial Corp.	50,092	3,104,702
Greenlight Capital Re Ltd., Class A(a)	12,921	120,294
HCI Group Inc.	2,973	131,615
Heritage Insurance Holdings Inc.	12,243	147,651
Independence Holding Co.	2,375	96,164
National Western Life Group Inc., Class A	1,093	290,738
Safety Insurance Group Inc.	4,376	402,942
Stewart Information Services Corp.	8,697	363,100
Universal Insurance Holdings Inc.	14,786	359,891
Watford Holdings Ltd.(a)	9,303	203,270

		10,062,796

Interactive Media & Services — 0.2%
Care.com Inc.(a)	12,918	193,382
EverQuote Inc., Class A(a)	3,617	132,708
QuinStreet Inc.(a)	20,901	270,773

		596,863

Internet & Direct Marketing Retail — 0.1%
1-800-Flowers.com Inc., Class A(a)(b)	11,411	173,333
PetMed Express Inc.	9,291	234,226

		407,559

IT Services — 3.0%
CACI International Inc., Class A(a)	11,173	2,988,107
CSG Systems International Inc.	15,043	749,442
EVERTEC Inc.	27,863	935,361
Hackett Group Inc. (The)	11,564	178,722
MAXIMUS Inc.	28,997	2,080,535
NIC Inc.	30,517	602,100
Paysign Inc.(a)(b)	12,995	113,576
Perficient Inc.(a)(b)	14,962	743,611
Sykes Enterprises Inc.(a)	17,955	603,109
TTEC Holdings Inc.	7,417	294,603

		9,289,166

Leisure Products — 0.1%
Sturm Ruger & Co. Inc.	7,964	394,377

38	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 1.3%
Bruker Corp.	49,097	$2,428,829
Luminex Corp.	18,476	419,128
Medpace Holdings Inc.(a)	13,011	1,113,091

		3,961,048

Machinery — 1.0%
Alamo Group Inc.	4,581	570,609
Federal Signal Corp.	27,509	884,690
Gorman-Rupp Co. (The)	8,337	307,719
Meritor Inc.(a)	33,867	742,026
Omega Flex Inc.	1,376	145,030
Park-Ohio Holdings Corp.	3,714	109,192
Wabash National Corp.	24,822	287,935

		3,047,201

Media — 1.7%
AMC Networks Inc., Class A(a)	20,067	734,251
Gannett Co. Inc.	49,334	301,431
Iheartmedia Inc., Class A(a)	26,140	462,155
John Wiley & Sons Inc., Class A	20,439	891,549
MSG Networks Inc., Class A(a)	20,052	304,991
National CineMedia Inc.	28,399	209,585
Scholastic Corp., NVS	13,601	448,153
TechTarget Inc.(a)	10,713	272,003
TEGNA Inc.	98,452	1,663,839
Tribune Publishing Co.	7,324	91,989

		5,379,946

Metals & Mining — 1.8%
Carpenter Technology Corp.	21,399	850,396
Materion Corp.	9,293	504,610
Reliance Steel & Aluminum Co.	30,141	3,460,187
Ryerson Holding Corp.(a)	7,744	79,376
Schnitzer Steel Industries Inc., Class A	12,110	194,729
Warrior Met Coal Inc.	21,152	398,927

		5,488,225

Mortgage Real Estate Investment — 1.0%
AG Mortgage Investment Trust Inc.	14,917	236,435
Anworth Mortgage Asset Corp.	44,980	161,028
Ares Commercial Real Estate Corp.	11,836	193,400
ARMOUR Residential REIT Inc.	26,954	519,134
Exantas Capital Corp.	14,518	175,377
MFA Financial Inc.	202,832	1,582,090
Western Asset Mortgage Capital Corp.	24,202	256,783

		3,124,247

Multi-Utilities — 1.2%
Avista Corp.	30,126	1,531,907
NorthWestern Corp.	22,922	1,764,306
Unitil Corp.	6,804	419,739

		3,715,952

Multiline Retail — 1.0%
Big Lots Inc.	17,726	479,666
Dillard’s Inc., Class A(b)	4,927	299,167
Macy’s Inc.	140,098	2,234,563

		3,013,396

Oil, Gas & Consumable Fuels — 0.8%
Arch Coal Inc., Class A	7,038	362,668
Berry Petroleum Corp.	29,520	202,212
Bonanza Creek Energy Inc.(a)	7,044	128,130
CONSOL Energy Inc.(a)	12,388	100,715
Diamond S Shipping Inc.(a)	10,122	112,152

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gran Tierra Energy Inc.(a)	174,062	$173,435
NACCO Industries Inc., Class A	1,495	70,474
Northern Oil and Gas Inc.(a)	99,893	165,822
Penn Virginia Corp.(a)	4,816	102,918
Rattler Midstream LP	19,919	300,578
Renewable Energy Group Inc.(a)(b)	17,753	466,549
REX American Resources Corp.(a)(b)	2,577	194,177
W&T Offshore Inc.(a)(b)	44,452	184,031

		2,563,861

Paper & Forest Products — 0.4%
Domtar Corp.	28,416	989,445
Schweitzer-Mauduit International Inc.	3,518	123,236
Verso Corp., Class A(a)	15,606	262,961

		1,375,642

Personal Products — 0.3%
elf Beauty Inc.(a)	10,226	160,344
Medifast Inc.	5,185	501,026
USANA Health Sciences Inc.(a)	6,087	375,568

		1,036,938

Pharmaceuticals — 0.7%
Amphastar Pharmaceuticals Inc.(a)	16,138	305,170
ANI Pharmaceuticals Inc.(a)	4,134	256,308
Corcept Therapeutics Inc.(a)(b)	46,630	590,802
Innoviva Inc.(a)(b)	32,311	446,053
Lannett Co. Inc.(a)	14,724	119,853
Phibro Animal Health Corp., Class A	8,941	212,081
SIGA Technologies Inc.(a)(b)	23,991	123,554

		2,053,821

Professional Services — 2.4%
Barrett Business Services Inc.	3,329	275,741
Exponent Inc.	23,593	1,716,863
Franklin Covey Co.(a)	4,459	141,796
FTI Consulting Inc.(a)	17,059	2,048,104
Heidrick & Struggles International Inc.	8,724	247,936
ICF International Inc.	8,495	744,077
Kelly Services Inc., Class A, NVS	14,625	259,740
Kforce Inc.	9,920	367,536
Korn Ferry	26,006	1,065,726
Resources Connection Inc.	13,793	209,998
TrueBlue Inc.(a)	18,265	400,186

		7,477,703

Real Estate Management & Development — 0.8%
Altisource Portfolio Solutions SA(a)(b)	2,921	54,331
Forestar Group Inc.(a)	7,316	148,295
Marcus & Millichap Inc.(a)	10,691	378,461
Newmark Group Inc., Class A	67,697	796,794
RE/MAX Holdings Inc., Class A	8,132	311,293
Realogy Holdings Corp.	52,103	551,771
RMR Group Inc. (The), Class A	2,746	126,508

		2,367,453

Road & Rail — 1.1%
ArcBest Corp.	11,630	259,465
Covenant Transportation Group Inc., Class A(a)	5,863	74,372
Heartland Express Inc.	20,548	384,042
Marten Transport Ltd.	18,671	387,610
Saia Inc.(a)	11,804	1,028,128
Schneider National Inc., Class B	23,580	525,127
Universal Logistics Holdings Inc.	3,832	64,761

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Werner Enterprises Inc.	20,587	$758,837

		3,482,342

Semiconductors & Semiconductor Equipment — 5.2%
Advanced Energy Industries Inc.(a)	7,800	545,532
Alpha & Omega Semiconductor Ltd.(a)	8,642	105,346
Amkor Technology Inc.(a)	49,158	553,027
Axcelis Technologies Inc.(a)	14,625	353,194
Cabot Microelectronics Corp.	13,195	1,920,004
Cirrus Logic Inc.(a)	26,420	2,029,320
Diodes Inc.(a)(b)	19,781	1,021,491
FormFactor Inc.(a)	34,264	867,222
Kulicke & Soffa Industries Inc.	28,814	745,994
Lattice Semiconductor Corp.(a)(b)	57,433	1,068,254
Mellanox Technologies Ltd.(a)	21,127	2,554,254
NVE Corp.	2,210	162,126
Onto Innovation Inc.(a)	22,683	860,593
PDF Solutions Inc.(a)	12,564	198,009
Photronics Inc.(a)	27,179	347,348
Power Integrations Inc.	13,370	1,305,848
SMART Global Holdings Inc.(a)(b)	6,308	190,249
Synaptics Inc.(a)(b)	14,955	997,349
Xperi Corp.	22,487	361,816

		16,186,976

Software — 3.8%
Agilysys Inc.(a)	9,172	298,090
American Software Inc./GA, Class A	13,456	200,898
Aspen Technology Inc.(a)	31,277	3,721,337
CERENCE Inc.(a)	16,529	352,894
ChannelAdvisor Corp.(a)	12,127	113,509
Digital Turbine Inc.(a)	34,041	212,416
j2 Global Inc.	21,118	2,024,371
LivePerson Inc.(a)(b)	28,366	1,163,290
Manhattan Associates Inc.(a)	29,175	2,493,296
Model N Inc.(a)	11,180	348,704
Progress Software Corp.	20,384	919,930

		11,848,735

Specialty Retail — 5.7%
Aaron’s Inc.	30,695	1,822,055
Abercrombie & Fitch Co., Class A	29,937	489,769
American Eagle Outfitters Inc.	74,349	1,070,626
America’s Car-Mart Inc./TX(a)	2,880	316,166
Asbury Automotive Group Inc.(a)	8,816	850,303
Boot Barn Holdings Inc.(a)(b)	12,976	544,603
Buckle Inc. (The)	13,456	328,461
Cato Corp. (The), Class A	10,481	168,115
Chico’s FAS Inc.	53,441	207,885
Conn’s Inc.(a)	8,729	76,466
Dick’s Sporting Goods Inc.	29,941	1,324,290
Foot Locker Inc.	49,850	1,892,805
GameStop Corp., Class A(b)	36,354	139,599
Genesco Inc.(a)(b)	7,537	296,355
Group 1 Automotive Inc.	8,041	810,292
Guess? Inc.	22,851	486,498
Haverty Furniture Companies Inc.	8,101	163,073
Hibbett Sports Inc.(a)	8,220	203,692
MarineMax Inc.(a)	9,817	195,653
Michaels Companies Inc. (The)(a)	43,247	213,208
Office Depot Inc.	248,997	552,773
Party City Holdco Inc.(a)(b)	25,803	74,313

Security	Shares	Value

Specialty Retail (continued)
Rent-A-Center Inc./TX	21,021	$612,342
RH(a)(b)	7,603	1,587,126
Sally Beauty Holdings Inc.(a)	54,938	843,298
Shoe Carnival Inc.	5,339	191,457
Sleep Number Corp.(a)	13,325	687,437
Sonic Automotive Inc., Class A	10,626	336,100
Urban Outfitters Inc.(a)(b)	29,022	742,963
Winmark Corp.	1,205	239,759
Zumiez Inc.(a)	9,385	292,530

		17,760,012

Textiles, Apparel & Luxury Goods — 1.4%
Crocs Inc.(a)	28,557	1,082,596
Deckers Outdoor Corp.(a)	13,124	2,505,503
Fossil Group Inc.(a)	20,690	139,243
Movado Group Inc.	7,477	128,754
Oxford Industries Inc.	7,652	531,049
Vera Bradley Inc.(a)	10,909	104,508

		4,491,653

Thrifts & Mortgage Finance — 3.0%
Essent Group Ltd.	42,473	2,107,085
First Defiance Financial Corp.	9,083	266,949
MGIC Investment Corp.	160,935	2,219,294
NMI Holdings Inc., Class A(a)	29,992	957,345
Radian Group Inc.	92,375	2,262,264
TrustCo Bank Corp. NY	38,190	302,847
United Community Financial Corp./OH	21,913	239,509
Walker & Dunlop Inc.	13,268	880,597
Waterstone Financial Inc.	11,391	199,229

		9,435,119

Tobacco — 0.2%
Universal Corp./VA	11,376	604,634

Trading Companies & Distributors — 0.9%
Aircastle Ltd.	25,618	822,082
CAI International Inc.(a)(b)	7,501	204,027
GMS Inc.(a)	18,973	506,958
H&E Equipment Services Inc.	14,669	397,677
Rush Enterprises Inc., Class A	12,761	548,723
Rush Enterprises Inc., Class B	1,706	75,678
Systemax Inc.	5,974	141,285
Titan Machinery Inc.(a)	8,519	104,017

		2,800,447

Water Utilities — 0.3%
Middlesex Water Co.	7,386	482,010
York Water Co. (The)	5,914	280,087

		762,097

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	45,705	1,036,589

Total Common Stocks — 99.3% (Cost: $296,030,427)		308,683,368

Short-Term Investments

Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares,
1.78%(c)(d)(e)	15,287,042	15,296,214

40	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.50%(c)(d)	2,177,000	$2,177,000

		17,473,214

Total Short-Term Investments — 5.6% (Cost: $17,468,679)		17,473,214

Total Investments in Securities — 104.9% (Cost: $313,499,106)		326,156,582

Other Assets, Less Liabilities — (4.9)%		(15,236,753)

Net Assets — 100.0%		$310,919,829

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended January 31, 2020, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 01/31/20	Value at 01/31/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	10,813,414	4,473,628	(b)	—	15,287,042	$15,296,214	$57,079	(c)	$(572)	$2,137
BlackRock Cash Funds: Treasury, SL Agency Shares	779,000	1,398,000	(b)	—	2,177,000	2,177,000	10,964		—	—
PennyMac Mortgage Investment Trust	23,314	3,657		(26,971)	—	—	11,476		66,843	(46,435)

						$17,473,214	$79,519		$66,271	$(44,298)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini	8	03/20/20	$646	$(18,225)
S&P MidCap 400 E-Mini	1	03/20/20	201	(6,152)

				$(24,377)

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

OTC Total Return Swaps

Reference Entity(a)	Counterparty	Termination Date	Net Notional	Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Goldman Sachs & Co.	02/27/23	$651,957	$(29,040	)(b)	$622,923	0.2%
	HSBC Bank USA N.A.	02/10/23	61,335	(6,820	)(c)	55,686	0.0%
	JPMorgan Securities PLC	02/08/23	622,681	17,681	(d)	638,017	0.2%

			$1,335,973	$(18,179)		$1,316,626

(a)

In regards to total return swaps with multiple financing rate benchmarks, the Fund receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Fund pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD - 1D Overnight Bank Funding Rate (OBFR01)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

USD - 1M US Dollar LIBOR BBA

(b)	Amount includes $(6) of net dividends and financing fees.
(c)	Amount includes $(1,171) of net dividends, payable for referenced securities purchased and financing fees.
(d)	Amount includes $2,345 of net dividends, payable for referenced securities purchased and financing fees.

42	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2020 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	3,011	$83,495	13.4%
First BanCorp./Puerto Rico	5,369	49,771	8.0
Hanmi Financial Corp.	1,499	25,213	4.0
OFG Bancorp.	1,902	37,488	6.0
Popular Inc.	88	4,924	0.8

		200,891

Capital Markets
Janus Henderson Group PLC	1,445	36,515	5.9

Electronic Equipment, Instruments & Components
National Instruments Corp.	112	4,999	0.8

Equity Real Estate Investment Trusts (REITs)
Brixmor Property Group Inc.	272	5,429	0.9
Essential Properties Realty Trust Inc.	30	828	0.1
Park Hotels & Resorts Inc.	213	4,673	0.8

		10,930

Gas Utilities
Star Group LP	45	418	0.1

Health Care Equipment & Supplies
Novocure Ltd.(a)	68	5,539	0.9

Health Care Providers & Services
Amedisys Inc.(a)	29	5,118	0.8
Magellan Health Inc.(a)	259	18,961	3.1

		24,079

Insurance
Employers Holdings Inc.	4,462	190,304	30.6
Stewart Information Services Corp.	1,140	47,595	7.6

		237,899

IT Services
CACI International Inc. Class A(a)	22	5,884	0.9

Metals & Mining
Reliance Steel & Aluminum Co.	62	7,118	1.1

Multiline Retail
Dillard’s Inc. Class A(a)	10	607	0.1

Personal Products
Medifast Inc.	164	15,847	2.5

Real Estate Management & Development
Forestar Group Inc.(a)	279	5,655	0.9

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	1,473	18,825	3.0

Software
Aspen Technology Inc.(a)	62	7,377	1.2
Manhattan Associates Inc.(a)	56	4,786	0.8

		12,163

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of January 31, 2020 expiration dates 02/27/23.

	Shares	Value	% of Basket Value

Specialty Retail
Chico’s FAS Inc.	105	$408	0.1
Gamestop Corp. Class A(a)	1,966	7,549	1.2
MarineMax Inc.(a)	19	379	0.0

		8,336

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	3,374	26,756	4.3

Trading Companies & Distributors
CAI International Inc.	17	462	0.1

Total Reference Entity — Long		622,923

Net Value of Reference Entity — Goldman Sachs & Co.		$622,923

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of January 31, 2020 expiration dates 02/10/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	88	$2,440	4.4%
First BanCorp./Puerto Rico	2,030	18,818	33.8
Hanmi Financial Corp.	94	1,581	2.8
OFG Bancorp.	484	9,540	17.1

		32,379

Insurance
Employers Holdings Inc.	301	12,838	23.1

Semiconductors & Semiconductor Equipment
Photronics Inc.(a)	633	8,090	14.5

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	300	2,379	4.3

Total Reference Entity — Long		55,686

Net Value of Reference Entity — HSBC Bank USA N.A.		$55,686

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of January 31, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Central Pacific Financial Corp.	1,480	$41,040	6.4%
First BanCorp./Puerto Rico	1,017	9,428	1.5
Hanmi Financial Corp.	992	16,685	2.6
OFG Bancorp	185	3,646	0.6

		70,799

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of January 31, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Electronic Equipment, Instruments & Components
Jabil Inc.	124	$4,822	0.8
Tech Data Corp.(a)	33	4,750	0.7

		9,572

Equity Real Estate Investment Trusts (REITs)
Essential Properties Realty Trust Inc.	12,747	351,945	55.2

Health Care Equipment & Supplies
Haemonetics Corp.(a)	48	5,155	0.8
Masimo Corp.(a)	47	8,018	1.3

		13,173

Health Care Providers & Services
Chemed Corp.	17	7,940	1.2
Encompass Health Corp.	80	6,162	1.0

		14,102

Insurance
Employers Holdings Inc.	1,671	71,268	11.2
First American Financial Corp.	101	6,260	1.0
Stewart Information Services Corp.	938	39,162	6.1

		116,690

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of January 31, 2020 expiration dates 02/08/23.

	Shares	Value	% of Basket Value

Life Sciences Tools & Services
Bruker Corp.	101	$4,996	0.8

Media
Gannett Co. Inc.	99	605	0.1

Multiline Retail
Macy’s Inc.	279	4,450	0.7

Semiconductors & Semiconductor Equipment
Mellanox Technologies Ltd.(a)	40	4,836	0.7
Photronics Inc.(a)	1,191	15,221	2.4

		20,057

Specialty Retail
Gamestop Corp. Class A	2,700	10,368	1.6

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	2,681	21,260	3.3

Total Reference Entity — Long		638,017

Net Value of Reference Entity — JPMorgan Securities PLC		$638,017

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
Total Return Swaps	$—	$—	$17,681	$(35,860)

Derivative Financial Instruments Categorized by Risk Exposure

As of January 31, 2020, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps	$17,681

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$24,377
Swaps — OTC
Unrealized depreciation on OTC swaps	$35,860

$60,237

(a)

Net cumulative appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

44	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

For the six months ended January 31, 2020, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$83,492
Swaps	3,022

$86,514

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(24,377)
Swaps	(9,030)

$(33,407)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$282,193
Total return swaps:
Average notional value	$751,436

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$—	$24,377
Swaps — OTC	17,681	35,860

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$17,681	$60,237
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(24,377)

Total derivative assets and liabilities subject to an MNA	$17,681	$35,860

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Net Amount of Derivative Assets
Goldman Sachs & Co.	$(29,040)	$ —	$(29,040)
HSBC Bank USA N.A.	(6,820)	—	(6,820)
JPMorgan Securities PLC	17,681	—	17,681

	$(18,179)	$ —	$(18,179)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) January 31, 2020	iShares® Edge MSCI Multifactor USA Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$308,683,368	$—	$—	$308,683,368
Money Market Funds	17,473,214	—	—	17,473,214

	$326,156,582	$—	$—	$326,156,582

Derivative financial instruments(a)
Assets
Swaps	$—	$17,681	$—	$17,681
Liabilities
Futures Contracts	(24,377)	—	—	(24,377)
Swaps	—	(35,860)	—	(35,860)

	$(24,377)	$(18,179)	$—	$(42,556)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

46	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

January 31, 2020

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF	iShares Edge MSCI Multifactor USA ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$117,037,215	$1,129,825,277	$117,240,157	$938,973,764
Affiliated(c)	895,617	2,095,361	1,373,700	7,393,660
Cash	1,684	315	245	8,725
Foreign currency, at value(d)	82,966	1,166,607	332,221	—
Cash pledged:
Futures contracts	7,000	—	—	102,000
Foreign currency collateral pledged:
Futures contracts(e)	—	136,781	30,283	—
Receivables:
Investments sold	—	—	673,239	—
Securities lending income — Affiliated	249	2,172	1,836	1,860
Dividends	90,799	392,141	154,136	677,631
Tax reclaims	18,906	1,067,081	25,760	—

Total assets	118,134,436	1,134,685,735	119,831,577	947,157,640

LIABILITIES
Collateral on securities loaned, at value	827,269	1,792,726	1,326,284	5,426,381
Deferred foreign capital gain tax	20,052	—	13,763	—
Payables:
Investments purchased	—	—	819,537	—
Variation margin on futures contracts	3,285	28,265	5,927	47,564
Investment advisory fees	35,785	293,541	36,714	163,861

Total liabilities	886,391	2,114,532	2,202,225	5,637,806

NET ASSETS	$117,248,045	$1,132,571,203	$117,629,352	$941,519,834

NET ASSETS CONSIST OF:
Paid-in capital	$114,535,478	$1,210,104,496	$115,642,629	$917,023,978
Accumulated earnings (loss)	2,712,567	(77,533,293)	1,986,723	24,495,856

NET ASSETS	$117,248,045	$1,132,571,203	$117,629,352	$941,519,834

Shares outstanding	3,850,000	42,800,000	3,800,000	27,650,000

Net asset value	$30.45	$26.46	$30.96	$34.05

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$790,050	$1,707,392	$1,114,283	$5,226,255
(b) Investments, at cost — Unaffiliated	$108,011,318	$1,123,607,678	$109,942,404	$857,089,416
(c) Investments, at cost — Affiliated	$895,481	$2,095,162	$1,373,313	$7,392,772
(d) Foreign currency, at cost	$83,517	$1,169,059	$331,278	$—
(e) Foreign currency collateral pledged, at cost	$—	$136,903	$30,315	$—

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2020

	iShares Edge MSCI Multifactor USA Mid-Cap ETF	iShares Edge MSCI Multifactor USA Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,778,910	$308,683,368
Affiliated(c)	114,729	17,473,214
Cash	577	300
Cash pledged:
Futures contracts	—	38,000
Receivables:
Securities lending income — Affiliated	66	9,361
Dividends	1,966	123,433
Unrealized appreciation on:
OTC swaps	—	17,681

Total assets	2,896,248	326,345,357

LIABILITIES
Collateral on securities loaned, at value	109,727	15,292,011
Payables:
Variation margin on futures contracts	—	17,820
Investment advisory fees	606	79,837
Unrealized depreciation on:
OTC swaps	—	35,860

Total liabilities	110,333	15,425,528

NET ASSETS	$2,785,915	$310,919,829

NET ASSETS CONSIST OF:
Paid-in capital	$2,557,397	$313,519,899
Accumulated earnings (loss)	228,518	(2,600,070)

NET ASSETS	$2,785,915	$310,919,829

Shares outstanding	100,000	7,450,000

Net asset value	$27.86	$41.73

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$104,043	$14,520,011
(b) Investments, at cost — Unaffiliated	$2,562,839	$296,030,427
(c) Investments, at cost — Affiliated	$114,721	$17,468,679

See notes to financial statements.

48	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended January 31, 2020

	iShares Edge MSCI Multifactor Global ETF	iShares Edge MSCI Multifactor Intl ETF	iShares Edge MSCI Multifactor Intl Small-Cap ETF	iShares Edge MSCI Multifactor USA ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,194,138	$14,283,441	$1,200,064	$10,024,880
Dividends — Affiliated	1,205	4,236	458	14,585
Non-cash dividends — Unaffiliated	—	—	222,432	—
Interest — Unaffiliated	31	—	—	460
Securities lending income — Affiliated — net	1,252	7,897	14,948	11,088
Foreign taxes withheld	(42,088)	(834,900)	(96,172)	—
Other foreign taxes	(1,626)	—	—	—

Total investment income	1,152,912	13,460,674	1,341,730	10,051,013

EXPENSES
Investment advisory fees	201,991	1,711,513	180,383	953,365
Commitment fees	24	—	—	—
Interest expense	403	—	—	—

Total expenses	202,418	1,711,513	180,383	953,365

Net investment income	950,494	11,749,161	1,161,347	9,097,648

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	1,067,362	(14,122,989)	(156,451)	1,656,261
Investments — Affiliated	129	1,127	103	2,129
In-kind redemptions — Unaffiliated	—	17,400,086	—	16,297,472
Futures contracts	22,580	672,033	49,171	231,686
Foreign currency transactions	(781)	9,259	3,480	—

Net realized gain (loss)	1,089,290	3,959,516	(103,697)	18,187,548

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	4,308,630	31,395,874	6,448,079	32,762,225
Investments — Affiliated	49	(250)	(4)	502
Futures contracts	1,412	(51,334)	(14,396)	26
Foreign currency translations	(966)	51,403	2,492	—

Net change in unrealized appreciation (depreciation)	4,309,125	31,395,693	6,436,171	32,762,753

Net realized and unrealized gain	5,398,415	35,355,209	6,332,474	50,950,301

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,348,909	$47,104,370	$7,493,821	$60,047,949

(a) Net of deferred foreign capital gain tax of	$20,052	$—	$5,287	$—
See notes to financial statements.

FINANCIAL STATEMENTS	49

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2020

	iShares Edge MSCI Multifactor USA Mid-Cap ETF	iShares Edge MSCI Multifactor USA Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$25,104	$2,626,694
Dividends — Affiliated	22	22,440
Interest — Unaffiliated	—	153
Securities lending income — Affiliated — net	120	57,079
Foreign taxes withheld	—	(3,655)

Total investment income	25,246	2,702,711

EXPENSES
Investment advisory fees	3,421	420,909

Total expenses	3,421	420,909

Net investment income	21,825	2,281,802

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	10,077	(5,733,955)
Investments — Affiliated	(6)	59,456
In-kind redemptions — Unaffiliated	—	3,958,161
In-kind redemptions — Affiliated	—	6,815
Futures contracts	—	83,492
Swaps	—	3,022

Net realized gain (loss)	10,071	(1,623,009)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	58,903	6,595,950
Investments — Affiliated	8	(44,298)
Futures contracts	—	(24,377)
Swaps	—	(9,030)

Net change in unrealized appreciation (depreciation)	58,911	6,518,245

Net realized and unrealized gain	68,982	4,895,236

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$90,807	$7,177,038

See notes to financial statements.

50	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	iShares Edge MSCI Multifactor Global ETF		iShares Edge MSCI Multifactor Intl ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$950,494	$2,429,027	$11,749,161	$36,113,089
Net realized gain (loss)	1,089,290	585,998	3,959,516	(62,183,791)
Net change in unrealized appreciation (depreciation)	4,309,125	1,943,267	31,395,693	(46,093,701)

Net increase (decrease) in net assets resulting from operations	6,348,909	4,958,292	47,104,370	(72,164,403)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,637,674)	(3,186,986)	(17,751,254)	(37,236,825)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	43,515,347	(167,786,648)	398,779,311

NET ASSETS
Total increase (decrease) in net assets	4,711,235	45,286,653	(138,433,532)	289,378,083
Beginning of period	112,536,810	67,250,157	1,271,004,735	981,626,652

End of period	$117,248,045	$112,536,810	$1,132,571,203	$1,271,004,735

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI Multifactor Intl Small-Cap ETF		iShares Edge MSCI Multifactor USA ETF
	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,161,347	$1,823,302	$9,097,648	$20,625,855
Net realized gain (loss)	(103,697)	(2,317,601)	18,187,548	(10,297,374)
Net change in unrealized appreciation (depreciation)	6,436,171	(1,800,222)	32,762,753	(29,680,888)

Net increase (decrease) in net assets resulting from operations	7,493,821	(2,294,521)	60,047,949	(19,352,407)

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,681,779)	(1,756,150)	(10,197,239)	(32,975,103)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	33,853,052	37,598,330	(157,515,275)	(15,711,902)

NET ASSETS
Total increase (decrease) in net assets	39,665,094	33,547,659	(107,664,565)	(68,039,412)
Beginning of period	77,964,258	44,416,599	1,049,184,399	1,117,223,811

End of period	$117,629,352	$77,964,258	$941,519,834	$1,049,184,399

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	iShares Edge MSCI Multifactor USA Mid-Cap ETF		iShares Edge MSCI Multifactor USA Small-Cap ETF
	Six Months Ended 01/31/20 (unaudited)	Period From 06/04/19(a) to 07/31/19	Six Months Ended 01/31/20 (unaudited)	Year Ended 07/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$21,825	$6,945	$2,281,802	$2,668,093
Net realized gain (loss)	10,071	(799)	(1,623,009)	105,726
Net change in unrealized appreciation (depreciation)	58,911	157,168	6,518,245	(7,198,329)

Net increase (decrease) in net assets resulting from operations	90,807	163,314	7,177,038	(4,424,510)

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(25,603)	—	(2,372,850)	(2,587,744)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	2,557,397	48,040,849	103,954,967

NET ASSETS
Total increase in net assets	65,204	2,720,711	52,845,037	96,942,713
Beginning of period	2,720,711	—	258,074,792	161,132,079

End of period	$2,785,915	$2,720,711	$310,919,829	$258,074,792

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Financial Highlights

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Global ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$29.23		$30.57	$27.77	$23.58	$24.47	$25.28

Net investment income(b)	0.25		0.66	0.62	0.61	0.43	0.15
Net realized and unrealized gain (loss)(c)	1.40		(1.36)	2.74	4.06	(0.99)	(0.85)

Net increase (decrease) from investment operations	1.65		(0.70)	3.36	4.67	(0.56)	(0.70)

Distributions(d)
From net investment income		(0.43)	(0.64)	(0.56)	(0.48)	(0.33)	(0.11)

Total distributions		(0.43)	(0.64)	(0.56)	(0.48)	(0.33)	(0.11)

Net asset value, end of period	$30.45		$29.23	$30.57	$27.77	$23.58	$24.47

Total Return
Based on net asset value	5.61	%(e)	(2.10)%	12.14%	19.97%	(2.20)%	(2.77	)%(e)

Ratios to Average Net Assets
Total expenses	0.35	%(f)	0.35%	0.35%	0.37%	0.50%	0.50	%(f)

Total expenses after fees waived	0.35	%(f)	0.35%	0.35%	0.36%	0.49%	0.49	%(f)

Net investment income	1.65	%(f)	2.30%	2.05%	2.38%	1.91%	2.37	%(f)

Supplemental Data
Net assets, end of period (000)	$117,248		$112,537	$67,250	$23,601	$4,717	$2,447

Portfolio turnover rate(g)	23	%(e)	43%	46%	31%	43%	21	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$25.68		$28.29	$27.06	$23.32	$24.70	$24.92

Net investment income(b)	0.27		0.86	0.83	0.69	0.57	0.15
Net realized and unrealized gain (loss)(c)	0.95		(2.66)	1.28	3.65	(1.71)	(0.20)

Net increase (decrease) from investment operations	1.22		(1.80)	2.11	4.34	(1.14)	(0.05)

Distributions(d)
From net investment income		(0.44)	(0.81)	(0.88)	(0.60)	(0.24)	(0.17)

Total distributions		(0.44)	(0.81)	(0.88)	(0.60)	(0.24)	(0.17)

Net asset value, end of period	$26.46		$25.68	$28.29	$27.06	$23.32	$24.70

Total Return
Based on net asset value	4.71	%(e)	(6.26)%	7.84%	18.84%	(4.62)%	(0.21	)%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30%	0.34%	0.45%	0.45	%(f)

Total expenses after fees waived	0.30	%(f)	0.30%	0.30%	0.32%	0.41%	0.45	%(f)

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.30%	N/A	N/A	N/A	N/A

Net investment income	2.06	%(f)	3.31%	2.88%	2.81%	2.51%	2.29	%(f)

Supplemental Data
Net assets, end of period (000)	$1,132,571		$1,271,005	$981,627	$248,937	$114,269	$4,940

Portfolio turnover rate(g)	20	%(e)	44%	39%	45%	38%	19	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor Intl Small-Cap ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$28.88		$31.73	$29.27	$25.26	$25.20	$25.03

Net investment income(b)	0.39		0.77	0.65	0.69	0.51	0.13
Net realized and unrealized gain (loss)(c)	2.20		(2.97)	2.49	3.98	0.09	0.16

Net increase (decrease) from investment operations	2.59		(2.20)	3.14	4.67	0.60	0.29

Distributions(d)
From net investment income		(0.51)	(0.65)	(0.68)	(0.66)	(0.54)	(0.12)

Total distributions		(0.51)	(0.65)	(0.68)	(0.66)	(0.54)	(0.12)

Net asset value, end of period	$30.96		$28.88	$31.73	$29.27	$25.26	$25.20

Total Return
Based on net asset value	8.95	%(e)	(6.80)%	10.75%	18.91%	2.48%	1.15	%(e)

Ratios to Average Net Assets
Total expenses	0.40	%(f)	0.40%	0.40%	0.44%	0.60%	0.60	%(f)

Net investment income	2.58	%(f)	2.67%	2.03%	2.57%	2.13%	2.03	%(f)

Supplemental Data
Net assets, end of period (000)	$117,629		$77,964	$44,417	$17,563	$5,052	$5,040

Portfolio turnover rate(g)	23	%(e)	45%	44%	44%	49%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$32.13		$33.01	$29.24	$25.04	$25.15	$25.12

Net investment income(b)	0.32		0.58	0.55	0.54	0.44	0.08
Net realized and unrealized gain (loss)(c)	1.95		(0.55)	3.76	4.12	(0.22)	0.03

Net increase from investment operations	2.27		0.03	4.31	4.66	0.22	0.11

Distributions(d)
From net investment income		(0.35)	(0.91)	(0.54)	(0.46)	(0.33)	(0.08)

Total distributions		(0.35)	(0.91)	(0.54)	(0.46)	(0.33)	(0.08)

Net asset value, end of period	$34.05		$32.13	$33.01	$29.24	$25.04	$25.15

Total Return
Based on net asset value	7.12	%(e)	0.38%	14.87%	18.76%	0.92%	0.43	%(e)

Ratios to Average Net Assets
Total expenses	0.20	%(f)	0.20%	0.20%	0.23%	0.35%	0.35	%(f)

Total expenses after fees waived	0.20	%(f)	0.20%	0.20%	0.21%	0.31%	0.35	%(f)

Net investment income	1.91	%(f)	1.84%	1.73%	1.94%	1.84%	1.23	%(f)

Supplemental Data
Net assets, end of period (000)	$941,520		$1,049,184	$1,117,224	$543,871	$108,928	$5,030

Portfolio turnover rate(g)	20	%(e)	45%	46%	49%	45%	18	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA Mid-Cap ETF

	Six Months Ended 01/31/20 (unaudited)		Period From 06/04/19(a) to 07/31/19

Net asset value, beginning of period	$27.21		$25.57

Net investment income(b)	0.22		0.07
Net realized and unrealized gain(c)	0.69		1.57

Net increase from investment operations	0.91		1.64

Distributions(d)
From net investment income		(0.26)	—

Total distributions		(0.26)	—

Net asset value, end of period	$27.86		$27.21

Total Return
Based on net asset value	3.35	%(e)	6.41	%(e)

Ratios to Average Net Assets
Total expenses	0.25	%(f)	0.25	%(f)

Net investment income	1.60	%(f)	1.66	%(f)

Supplemental Data
Net assets, end of period (000)	$2,786		$2,721

Portfolio turnover rate(g)	23	%(e)	1	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Edge MSCI Multifactor USA Small-Cap ETF

	Six Months Ended 01/31/20 (unaudited)		Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17	Year Ended 07/31/16	Period From 04/28/15 to 07/31/15	(a)

Net asset value, beginning of period	$40.96		$42.97	$36.56	$31.38	$30.76	$30.13

Net investment income(b)	0.34		0.53	0.43	0.33	0.33	0.06
Net realized and unrealized gain (loss)(c)	0.77		(2.04)	6.38	5.16	0.58	0.61

Net increase (decrease) from investment operations	1.11		(1.51)	6.81	5.49	0.91	0.67

Distributions(d)
From net investment income		(0.34)	(0.50)	(0.40)	(0.31)	(0.29)	(0.04)

Total distributions		(0.34)	(0.50)	(0.40)	(0.31)	(0.29)	(0.04)

Net asset value, end of period	$41.73		$40.96	$42.97	$36.56	$31.38	$30.76

Total Return
Based on net asset value	2.73	%(e)	(3.45)%	18.73%	17.57%	3.03%	2.23	%(e)

Ratios to Average Net Assets
Total expenses	0.30	%(f)	0.30%	0.30%	0.34%	0.50%	0.50	%(f)

Total expenses after fees waived	0.30	%(f)	0.30%	0.30%	0.32%	0.46%	0.50	%(f)

Net investment income	1.63	%(f)	1.31%	1.07%	0.94%	1.11%	0.75	%(f)

Supplemental Data
Net assets, end of period (000)	$310,920		$258,075	$161,132	$49,354	$14,120	$3,076

Portfolio turnover rate(g)	23	%(e)	45%	46%	90%	49%	17	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Edge MSCI Multifactor Global	Diversified
Edge MSCI Multifactor Intl	Diversified
Edge MSCI Multifactor Intl Small-Cap	Diversified
Edge MSCI Multifactor USA	Diversified
Edge MSCI Multifactor USA Mid-Cap	Non-diversified
Edge MSCI Multifactor USA Small-Cap	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2020, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

60	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements  (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of January 31, 2020, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of January 31, 2020 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of January 31, 2020:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Multifactor Global
BofA Securities, Inc.	$71,220	$71,220	$—	$—
Citigroup Global Markets Inc.	603,926	603,926	—	—
JPMorgan Securities LLC	114,904	114,904	—	—

	$790,050	$790,050	$—	$—

Edge MSCI Multifactor Intl
Morgan Stanley & Co. LLC	$1,707,392	$1,707,392	$—	$—

Edge MSCI Multifactor Intl Small-Cap
BofA Securities, Inc.	$584,601	$584,601	$—	$—
Citigroup Global Markets Inc.	42,619	42,530	—	(89	)(b)
Credit Suisse Securities (USA) LLC	35,727	35,727	—	—
Deutsche Bank Securities Inc.	121,583	121,583	—	—
HSBC Bank PLC	54,566	54,566	—	—
JPMorgan Securities LLC	115,366	115,366	—	—
Macquarie Bank Limited	51,022	51,022	—	—
SG Americas Securities LLC	51,033	51,033	—	—
UBS AG	57,766	57,766	—	—

	$1,114,283	$1,114,194	$—	$(89)

Edge MSCI Multifactor USA
BofA Securities, Inc.	$3,580,920	$3,580,920	$—	$—
National Financial Services LLC	126,187	126,187	—	—
SG Americas Securities LLC	1,205,919	1,205,919	—	—
Virtu Americas LLC	147,381	147,381	—	—
Wells Fargo Bank, National Association	165,848	165,848	—	—

	$5,226,255	$5,226,255	$—	$—

Edge MSCI Multifactor USA Mid-Cap
BNP Paribas Securities Corp.	$32,294	$32,294	$—	$—
BofA Securities, Inc.	15,957	15,957	—	—
Goldman Sachs & Co.	39,611	39,611	—	—
JPMorgan Securities LLC	16,181	16,181	—	—

	$104,043	$104,043	$—	$—

62	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Edge MSCI Multifactor USA Small-Cap
Barclays Bank PLC	$69,776	$69,776	$—	$—
BofA Securities, Inc.	314,438	314,438	—	—
Citadel Clearing LLC	362,038	362,038	—	—
Citigroup Global Markets Inc.	1,238,499	1,238,499	—	—
Credit Suisse AG Dublin Branch	1,671,609	1,671,609	—	—
Goldman Sachs & Co.	4,799,801	4,799,801	—	—
JPMorgan Securities LLC	3,936,895	3,936,895	—	—
Mizuho Securities USA Inc.	10,438	10,438	—	—
National Financial Services LLC	251,688	251,688	—	—
Scotia Capital (USA) Inc.	77,980	77,980	—	—
SG Americas Securities LLC	276,801	276,801	—	—
UBS AG	116,554	116,554	—	—
Wells Fargo Bank, National Association	1,393,494	1,393,494	—	—

	$14,520,011	$14,520,011	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

Swaps: Swaps are financial agreements to exchange cash flows in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. Total return swaps are entered into by the iShares Edge MSCI Multifactor USA Small-Cap ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain

NOTES TO FINANCIAL STATEMENTS	63

Notes to Financial Statements  (unaudited) (continued)

adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Edge MSCI Multifactor Global	0.35%
Edge MSCI Multifactor Intl	0.30
Edge MSCI Multifactor Intl Small-Cap	0.40
Edge MSCI Multifactor USA	0.20
Edge MSCI Multifactor USA Mid-Cap	0.25
Edge MSCI Multifactor USA Small-Cap	0.30

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Edge MSCI Multifactor Global ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money

64	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares Edge MSCI Multifactor USAETF, iShares Edge MSCI Multifactor USAMid-Cap ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF (the “Group 1 Funds”), retains 75% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl ETF and iShares Edge MSCI Multifactor Intl Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) Each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2020, each Group 1 Fund retained 73.5% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 65% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 80% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, (2) Each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended January 31, 2020, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Edge MSCI Multifactor Global	$405
Edge MSCI Multifactor Intl	2,262
Edge MSCI Multifactor Intl Small-Cap	3,561
Edge MSCI Multifactor USA	4,748
Edge MSCI Multifactor USA Mid-Cap	47
Edge MSCI Multifactor USA Small-Cap	23,175

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2020, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Edge MSCI Multifactor Global	$2,634,624	$7,246,156	$975,407
Edge MSCI Multifactor Intl	25,601,566	58,803,174	(3,069,120)
Edge MSCI Multifactor Intl Small-Cap	705,408	1,481,089	130,059
Edge MSCI Multifactor USA Small-Cap	4,836,550	11,675,692	1,617,357

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2020, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Edge MSCI Multifactor Global	$25,916,458	$26,398,650
Edge MSCI Multifactor Intl	221,534,803	222,183,570
Edge MSCI Multifactor Intl Small-Cap	20,676,516	20,805,361
Edge MSCI Multifactor USA	192,072,997	195,374,600
Edge MSCI Multifactor USA Mid-Cap	626,561	634,170
Edge MSCI Multifactor USA Small-Cap	63,360,354	64,029,692

For the six months ended January 31, 2020, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Edge MSCI Multifactor Intl	$69,520,436	$240,470,036
Edge MSCI Multifactor Intl Small-Cap	33,324,985	—
Edge MSCI Multifactor USA	23,799,252	180,748,300
Edge MSCI Multifactor USA Small-Cap	68,497,549	21,697,486

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2020, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Edge MSCI Multifactor Global	$6,536,739
Edge MSCI Multifactor Intl	69,542,725
Edge MSCI Multifactor Intl Small-Cap	4,546,200
Edge MSCI Multifactor USA	68,245,030
Edge MSCI Multifactor USA Mid-Cap	799
Edge MSCI Multifactor USA Small-Cap	11,443,259

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2020, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Multifactor Global	$109,795,011	$14,444,233	$(6,305,000)	$8,139,233
Edge MSCI Multifactor Intl	1,144,238,990	92,787,413	(105,157,099)	(12,369,686)
Edge MSCI Multifactor Intl Small-Cap	112,202,770	12,879,337	(6,482,646)	6,396,691
Edge MSCI Multifactor USA	872,691,984	120,198,132	(46,522,666)	73,675,466
Edge MSCI Multifactor USA Mid-Cap	2,677,560	280,859	(64,780)	216,079
Edge MSCI Multifactor USA Small-Cap	315,750,631	30,865,021	(20,501,626)	10,363,395

9.	LINE OF CREDIT

The iShares Edge MSCI Multifactor Global ETF, along with certain other iShares funds, is a party to a $300 million credit agreement with State Street Bank and Trust Company, which expires on October 21, 2020. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and

66	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

For the six months ended January 31, 2020, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Edge MSCI Multifactor Global	$769,000	$29,255	2.70%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of epidemics and pandemics such as the coronavirus, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. The impact of the outbreak may be short term or may last for an extended period of time.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements  (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 01/31/20		Year Ended 07/31/19
iShares ETF	Shares	Amount	Shares	Amount
Edge MSCI Multifactor Global
Shares sold	—	$—	4,800,000	$131,164,108
Shares redeemed	—	—	(3,150,000)	(87,648,761)

Net increase	—	$—	1,650,000	$43,515,347

Edge MSCI Multifactor Intl
Shares sold	3,200,000	$86,174,367	20,600,000	$538,095,630
Shares redeemed	(9,900,000)	(253,961,015)	(5,800,000)	(139,316,319)

Net increase(decrease)	(6,700,000)	$(167,786,648)	14,800,000	$398,779,311

Edge MSCI Multifactor Intl Small-Cap
Shares sold	1,100,000	$33,853,052	1,600,000	$46,347,250
Shares redeemed	—	—	(300,000)	(8,748,920)

Net increase	1,100,000	$33,853,052	1,300,000	$37,598,330

Edge MSCI Multifactor USA
Shares sold	700,000	$24,007,113	13,550,000	$430,146,722
Shares redeemed	(5,700,000)	(181,522,388)	(14,750,000)	(445,858,624)

Net decrease	(5,000,000)	$(157,515,275)	(1,200,000)	$(15,711,902)

Edge MSCI Multifactor USA Mid-Cap
Shares sold	—	$—	100,000	$2,557,397

Edge MSCI Multifactor USA Small-Cap
Shares sold	1,700,000	$70,263,989	4,350,000	$173,929,742
Shares redeemed	(550,000)	(22,223,140)	(1,800,000)	(69,974,775)

Net increase	1,150,000	$48,040,849	2,550,000	$103,954,967

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

12.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares Preferred and Income Securities ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. In an opinion dated January 23, 2020, the California Court of Appeal affirmed the dismissal of Plaintiffs’ claims. On March 3, 2020, plaintiffs filed a petition for review by the California Supreme Court.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

68	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of iShares Edge MSCI Multifactor Global ETF, iShares Edge MSCI Multifactor Intl ETF, iShares Edge MSCI Multifactor Intl Small-Cap ETF, iShares Edge MSCI Multifactor USA ETF, iShares Edge MSCI Multifactor USA Mid-Cap ETF and iShares Edge MSCI Multifactor USA Small-Cap ETF met on December 3, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the iShares Funds (each, a “Fund”) pursuant to the Liquidity Rule. The Board has appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s investment strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. A factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes. Derivative exposure was considered in the calculation of liquidity classification.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimus amounts of cash. Funds may borrow for temporary or emergency purposes, including to meet payments due from redemptions or to facilitate the settlement of securities or other transactions.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM	69

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Edge MSCI Multifactor Global(a)	$0.400254	$—	$0.025116	$0.425370	94%	—%	6%	100%
Edge MSCI Multifactor Intl(a)	0.431698	—	0.005525	0.437223	99	—	1	100
Edge MSCI Multifactor Intl Small-Cap(a)	0.463577	—	0.046053	0.509630	91	—	9	100
Edge MSCI Multifactor USA(a)	0.330679	—	0.023260	0.353939	93	—	7	100
Edge MSCI Multifactor USA Mid-Cap(a)	0.213065	—	0.042968	0.256033	83	—	17	100
Edge MSCI Multifactor USA Small-Cap(a)	0.342580	—	0.002155	0.344735	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

70	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at sec.gov. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

GENERAL INFORMATION	71

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

SDR	Swedish Depositary Receipt

72	2020 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2020 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-714-0120

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)The President (the registrant's Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant's Principal Financial Officer) have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this semi-annual report.

(a)(2) Section 302 Certifications are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	April 06, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Armando Senra

Armando Senra, President (Principal Executive Officer)

Date:	April 06, 2020

By: /s/ Trent Walker

Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	April 06, 2020